UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013—June 30, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2013

EQ Advisors Trust Semi-Annual Report

June 30, 2013

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Global Bond PLUS Portfolio	12.9%
EQ/T.Rowe Price Growth Stock Portfolio	7.9
EQ/AllianceBernstein Small Cap Growth Portfolio	6.2
EQ/MFS International Growth Portfolio	5.9
EQ/PIMCO Global Real Return Portfolio	5.9
EQ/BlackRock Basic Value Equity Portfolio	5.6
EQ/GAMCO Small Company Value Portfolio	5.0
EQ/High Yield Bond Portfolio	4.5
Multimanager Core Bond Portfolio	4.4
EQ/Davis New York Venture Portfolio	4.1
EQ/Boston Advisors Equity Income Portfolio	3.9
EQ/GAMCO Mergers & Acquisitions Portfolio	3.5
EQ/Intermediate Government Bond Portfolio	3.4
EQ/International Core PLUS Portfolio	3.2
EQ/Real Estate PLUS Portfolio	3.2
iShares JP Morgan USD Emerging Markets Bond Fund	3.1
iShares COMEX Gold Trust	2.8
EQ/Natural Resources PLUS Portfolio	2.5
EQ/PIMCO Ultra Short Bond Portfolio	2.5
EQ/Equity 500 Index Portfolio	1.7
EQ/Emerging Markets Equity PLUS Portfolio	1.5
iShares MSCI EAFE Small-Cap Index Fund	1.5
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.0
iShares S&P Developed ex-U.S. Property Index Fund	0.9
iShares MSCI Global Gold Miners Fund	0.8
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.6
SPDR S&P Emerging Markets SmallCap ETF	0.5
iShares Silver Trust	0.4
EQ/Core Bond Index Portfolio	0.3
SPDR S&P Emerging Asia Pacific ETF	0.1
iShares FTSE China 25 Index Fund	0.1
EQ/International Equity Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,020.60	$1.75
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class K
Actual	1,000.00	1,021.60	0.50
Hypothetical (5% average return before expenses)	1,000.00	1,024.30	0.50

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.35% and 0.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,189	$121,465
EQ/BlackRock Basic Value Equity Portfolio‡	6,317	109,514
EQ/Boston Advisors Equity Income Portfolio‡	11,446	76,601
EQ/Core Bond Index Portfolio‡	667	6,647
EQ/Davis New York Venture Portfolio‡	6,868	81,338
EQ/Emerging Markets Equity PLUS Portfolio*‡	3,288	28,997
EQ/Equity 500 Index Portfolio‡	1,148	32,367
EQ/GAMCO Mergers & Acquisitions Portfolio‡	5,153	68,022
EQ/GAMCO Small Company Value Portfolio‡	2,003	97,415
EQ/Global Bond PLUS Portfolio‡	26,482	252,591
EQ/High Yield Bond Portfolio*‡	8,843	88,919
EQ/Intermediate Government Bond Portfolio‡	6,505	66,659
EQ/International Core PLUS Portfolio‡	6,982	62,674
EQ/International Equity Index Portfolio‡	169	1,428
EQ/MFS International Growth Portfolio‡	17,350	115,788
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	620	11,185
EQ/Natural Resources PLUS Portfolio*‡	5,398	49,406
EQ/PIMCO Global Real Return Portfolio*‡	12,017	115,074
EQ/PIMCO Ultra Short Bond Portfolio‡	4,836	48,150

EQ/Real Estate PLUS Portfolio*‡	6,410	$62,616
EQ/T.Rowe Price Growth Stock Portfolio*‡	5,755	155,246
iShares COMEX Gold Trust*	4,610	55,274
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	270	19,332
iShares FTSE China 25 Index Fund	85	2,764
iShares JP Morgan USD Emerging Markets Bond Fund	550	60,242
iShares MSCI EAFE Small-Cap Index Fund	680	28,519
iShares MSCI Global Gold Miners Fund	1,580	15,800
iShares S&P Developed ex-U.S. Property Index Fund	490	17,253
iShares Silver Trust*	450	8,536
Multimanager Core Bond Portfolio‡	8,603	85,785
SPDR S&P Emerging Asia Pacific ETF	40	2,875
SPDR S&P Emerging Markets SmallCap ETF	245	10,782

Total Investments (99.8%) (Cost $1,965,220)		1,959,264
Other Assets Less Liabilities (0.2%)		3,702

Net Assets (100%)		$1,962,966

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$46,750	$114,921	$50,975	$121,465	$—	$47
EQ/BlackRock Basic Value Equity Portfolio	43,709	93,323	39,607	109,514	—	82
EQ/Boston Advisors Equity Income Portfolio	19,727	85,851	33,717	76,601	—	42
EQ/Core Bond Index Portfolio	2,922	6,750	2,894	6,647	—	(10)
EQ/Davis New York Venture Portfolio	32,962	71,974	30,643	81,338	—	15
EQ/Emerging Markets Equity PLUS Portfolio	—	46,604	14,305	28,997	—	(142)
EQ/Equity 500 Index Portfolio	56,360	28,423	56,399	32,367	—	3,272
EQ/GAMCO Mergers & Acquisitions Portfolio	23,817	65,759	23,427	68,022	—	(3)
EQ/GAMCO Small Company Value Portfolio	40,656	88,510	40,303	97,415	—	40
EQ/Global Bond PLUS Portfolio	111,430	258,467	108,799	252,591	—	(634)
EQ/High Yield Bond Portfolio	—	128,582	38,877	88,919	—	71
EQ/Intermediate Government Bond Portfolio	29,096	67,501	28,917	66,659	—	(80)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/International Core PLUS Portfolio	$29,611	$63,367	$29,574	$62,674	$—	$(33)
EQ/International Equity Index Portfolio	1,581	857	1,044	1,428	—	5
EQ/MFS International Growth Portfolio	51,525	116,930	50,406	115,788	—	(15)
EQ/Mid Cap Index Portfolio	1,522	857	2,329	—	—	255
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,564	17,875	15,613	11,185	—	280
EQ/Natural Resources PLUS Portfolio	—	73,824	21,241	49,406	—	3
EQ/PIMCO Global Real Return Portfolio	—	172,288	50,167	115,074	—	(597)
EQ/PIMCO Ultra Short Bond Portfolio	18,952	47,358	18,043	48,150	—	(8)
EQ/Real Estate PLUS Portfolio	—	92,431	25,045	62,616	—	(260)
EQ/Small Company Index Portfolio	4,581	2,571	7,267	—	—	404
EQ/T.Rowe Price Growth Stock Portfolio	35,446	188,443	76,118	155,246	—	131
Multimanager Core Bond Portfolio	40,995	82,125	34,574	85,785	526	(221)

	$599,206	$1,915,591	$800,284	$1,737,887	$526	$2,644

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$221,377	$—	$—	$221,377
Investment Companies	—	1,737,887	—	1,737,887

Total Assets	$221,377	$1,737,887	$—	$1,959,264

Total Liabilities	$—	$—	$—	$—

Total	$221,377	$1,737,887	$—	$1,959,264

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,155,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,050,747

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,206
Aggregate gross unrealized depreciation	(70,245)

Net unrealized depreciation	$(6,039)

Federal income tax cost of investments	$1,965,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,711,140)	$1,737,887
Unaffiliated Issuers (Cost $254,080)	221,377
Receivable for securities sold	78,832
Receivable from Separate Accounts for Trust shares sold	5,459
Deferred offering cost	3,779
Receivable from investment manager	1,560
Dividends, interest and other receivables	1,284
Other assets	14

Total assets	2,050,192

LIABILITIES
Overdraft payable	67,319
Distribution fees payable - Class IB	260
Payable to Separate Accounts for Trust shares redeemed	39
Trustees’ fees payable	4
Accrued expenses	19,604

Total liabilities	87,226

NET ASSETS	$1,962,966

Net assets were comprised of:
Paid in capital	$1,954,760
Accumulated undistributed net investment income (loss)	1,927
Accumulated undistributed net realized gain (loss) on investments	12,235
Net unrealized appreciation (depreciation) on investments	(5,956)

Net assets	$1,962,966

Class IB
Net asset value, offering and redemption price per share, $1,008,686 / 97,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.39

Class K
Net asset value, offering and redemption price per share, $954,280 / 91,755 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($526 of dividend income received from affiliates)	$3,006
Interest	13

Total income	3,019

EXPENSES
Professional fees	17,866
Administrative fees	17,229
Custodian fees	14,876
Offering costs	11,593
Distribution fees - Class IB	849
Investment management fees	742
Printing and mailing expenses	78
Trustees’ fees	17
Miscellaneous	353

Gross expenses	63,603
Less: Waiver from investment advisor	(17,971)
Reimbursement from investment advisor	(44,041)

Net expenses	1,591

NET INVESTMENT INCOME (LOSS)	1,428

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($2,644 of realized gain (loss) from affiliates)	7,089
Net change in unrealized appreciation (depreciation) on securities ($23,374 of change in unrealized appreciation (depreciation) from affiliates)	(13,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,666)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,238)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	August 29, 2012* to December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,428	$8,800
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,089	7,724
Net change in unrealized appreciation (depreciation) on investments	(13,755)	7,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,238)	24,323

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,178)
Class K	—	(7,822)

	—	(11,000)

Distributions from net realized capital gains
Class IB	—	(10)
Class K	—	(23)

	—	(33)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,033)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 150,144 and 25,000 shares, respectively ]	1,584,017	250,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 315 shares, respectively ]	—	3,188
Capital shares repurchased [ (78,341) and 0 shares, respectively ]	(819,237)	—

Total Class IB transactions	764,780	253,188

Class K
Capital shares sold [ 33,107 and 59,250 shares, respectively ]	348,797	594,473
Capital shares issued in reinvestment of dividends and distributions [ 0 and 774 shares, respectively ]	—	7,845
Capital shares repurchased [ (581) and (795) shares, respectively ]	(6,076)	(8,093)

Total Class K transactions	342,721	594,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,107,501	847,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,102,263	860,703
NET ASSETS:
Beginning of period	860,703	—

End of period (a)	$1,962,966	$860,703

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,927	$499

* The Portfolio commenced operations on August 29, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2013 (Unaudited)		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$10.18		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.21		0.20

Total from investment operations	0.21		0.31

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.13)

Net asset value, end of period	$10.39		$10.18

Total return (b)	2.06%		3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,009		$258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%
Before waivers and reimbursements (a)(f)	7.92%		31.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.07%		3.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(7.50)%		(28.05	)%(l)
Portfolio turnover rate	71%		4%

Class K	Six Months Ended June 30, 2013 (Unaudited)		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$10.18		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.20		0.15

Total from investment operations	0.22		0.32

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$10.40		$10.18

Total return (b)	2.16%		3.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$954		$603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%		0.10%
Before waivers and reimbursements (a)(f)	9.12%		29.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.29%		5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(8.73)%		(23.96	)%(l)
Portfolio turnover rate	71%		4%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2013
EQ/T.Rowe Price Growth Stock Portfolio	8.4%
EQ/MFS International Growth Portfolio	7.8
EQ/GAMCO Small Company Value Portfolio	6.8
EQ/BlackRock Basic Value Equity Portfolio	6.8
EQ/AllianceBernstein Small Cap Growth Portfolio	6.4
EQ/Global Bond PLUS Portfolio	5.6
EQ/GAMCO Mergers & Acquisitions Portfolio	4.7
iShares COMEX Gold Trust	4.7
EQ/Davis New York Venture Portfolio	4.7
EQ/Real Estate PLUS Portfolio	4.5
EQ/Boston Advisors Equity Income Portfolio	4.4
EQ/International Core PLUS Portfolio	4.0
EQ/PIMCO Global Real Return Portfolio	3.9
EQ/High Yield Bond Portfolio	3.2
EQ/Equity 500 Index Portfolio	3.2
EQ/Natural Resources PLUS Portfolio	3.1
Multimanager Core Bond Portfolio	2.9
EQ/Emerging Markets Equity PLUS Portfolio	2.4
EQ/Intermediate Government Bond Portfolio	2.1
iShares JP Morgan USD Emerging Markets Bond Fund	1.9
iShares MSCI EAFE Small-Cap Index Fund	1.9
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.2
iShares S&P Developed ex-U.S. Property Index Fund	1.1
EQ/PIMCO Ultra Short Bond Portfolio	0.9
iShares Silver Trust	0.7
SPDR S&P Emerging Markets SmallCap ETF	0.5
EQ/Core Bond Index Portfolio	0.3
iShares FTSE China 25 Index Fund	0.2
EQ/International Equity Index Portfolio	0.1
SPDR S&P Emerging Asia Pacific ETF	0.1
iShares MSCI Global Gold Miners Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,029.30	$1.76
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class IB
Actual	1,000.00	1,029.30	1.76
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class K
Actual	1,000.00	1,030.50	0.50
Hypothetical (5% average return before expenses)	1,000.00	1,024.30	0.50

*   Expenses are equal to the Portfolio’s Class IB, Class IA and Class K shares annualized expense ratios of 0.35%, 0.35% and 0.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	902,634	$17,715,663
EQ/BlackRock Basic Value Equity Portfolio‡	1,071,734	18,581,155
EQ/Boston Advisors Equity Income Portfolio‡	1,809,200	12,107,480
EQ/Core Bond Index Portfolio‡	86,990	867,366
EQ/Davis New York Venture Portfolio‡	1,081,047	12,801,993
EQ/Emerging Markets Equity PLUS Portfolio*‡	744,849	6,569,113
EQ/Equity 500 Index Portfolio‡	309,820	8,737,657
EQ/GAMCO Mergers & Acquisitions Portfolio‡	984,074	12,989,639
EQ/GAMCO Small Company Value Portfolio‡	387,561	18,844,536
EQ/Global Bond PLUS Portfolio‡	1,602,912	15,288,685
EQ/High Yield Bond Portfolio*‡	872,239	8,770,590
EQ/Intermediate Government Bond Portfolio‡	575,160	5,893,942
EQ/International Core PLUS Portfolio‡	1,213,910	10,896,485
EQ/International Equity Index Portfolio‡	38,941	328,999
EQ/MFS International Growth Portfolio‡	3,227,961	21,542,282
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	178,149	3,211,813
EQ/Natural Resources PLUS Portfolio*‡	945,232	8,651,965
EQ/PIMCO Global Real Return Portfolio*‡	1,129,099	10,812,051
EQ/PIMCO Ultra Short Bond Portfolio‡	240,446	2,393,865
EQ/Real Estate PLUS Portfolio*‡	1,265,669	12,363,829

EQ/T.Rowe Price Growth Stock Portfolio*‡	858,172	$23,151,280
iShares COMEX Gold Trust*	1,069,600	12,824,504
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	53,120	3,803,392
iShares FTSE China 25 Index Fund	14,200	461,784
iShares JP Morgan USD Emerging Markets Bond Fund	48,560	5,318,777
iShares MSCI EAFE Small-Cap Index Fund	125,000	5,242,500
iShares MSCI Global Gold Miners Fund	17,600	176,000
iShares S&P Developed ex-U.S. Property Index Fund	87,300	3,073,833
iShares Silver Trust*	95,350	1,808,789
Multimanager Core Bond Portfolio‡	789,884	7,876,001
SPDR S&P Emerging Asia Pacific ETF	4,100	294,667
SPDR S&P Emerging Markets SmallCap ETF	31,900	1,403,919

Total Investments (99.6%) (Cost $252,544,765)		274,804,554
Other Assets Less Liabilities (0.4%)		1,097,590

Net Assets (100%)		$275,902,144

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$14,846,182	$1,304,316	$670,736	$17,715,663	$—	$6,205
EQ/BlackRock Basic Value Equity Portfolio	15,982,386	145,385	511,792	18,581,155	—	(3,153)
EQ/Boston Advisors Equity Income Portfolio	7,069,776	4,269,651	364,647	12,107,480	—	8,031
EQ/Core Bond Index Portfolio	898,730	6,974	22,965	867,366	—	14
EQ/Davis New York Venture Portfolio	11,360,873	119,185	368,266	12,801,993	—	39,244
EQ/Emerging Markets Equity PLUS Portfolio	—	7,622,201	174,510	6,569,113	—	(3,606)
EQ/Equity 500 Index Portfolio	20,877,166	74,041	12,509,910	8,737,657	—	2,057,568
EQ/GAMCO Mergers & Acquisitions Portfolio	10,907,983	1,912,783	381,548	12,989,639	—	1,906
EQ/GAMCO Small Company Value Portfolio	16,683,493	143,613	464,737	18,844,536	—	29,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Global Bond PLUS Portfolio	$13,585,100	$2,891,287	$658,116	$15,288,685	$—	$(1,193)
EQ/High Yield Bond Portfolio	—	8,919,505	196,840	8,770,590	—	2,548
EQ/Intermediate Government Bond Portfolio	4,626,800	1,561,976	211,971	5,893,942	—	(66)
EQ/International Core PLUS Portfolio	13,952,004	124,997	4,440,369	10,896,485	—	(1,013,710)
EQ/International Equity Index Portfolio	330,246	2,474	11,846	328,999	—	220
EQ/MFS International Growth Portfolio	21,861,441	219,151	704,698	21,542,282	—	40,714
EQ/Mid Cap Index Portfolio	605,457	2,474	550,131	—	—	144,866
EQ/Morgan Stanley Mid Cap Growth Portfolio	2,851,299	29,045	95,805	3,211,813	—	2,497
EQ/Natural Resources PLUS Portfolio	—	9,715,528	263,718	8,651,965	—	(7,361)
EQ/PIMCO Global Real Return Portfolio	—	11,557,660	266,834	10,812,051	—	3,765
EQ/PIMCO Ultra Short Bond Portfolio	2,458,289	24,428	86,260	2,393,865	—	149
EQ/Real Estate PLUS Portfolio	—	12,917,115	260,337	12,363,829	—	10,262
EQ/Small Company Index Portfolio	2,082,075	7,854	1,888,120	—	—	479,499
EQ/T.Rowe Price Growth Stock Portfolio	13,040,131	9,208,823	733,065	23,151,280	—	17,393
Multimanager Core Bond Portfolio	8,223,704	123,593	220,839	7,876,001	61,932	90

	$182,243,135	$72,904,059	$26,058,060	$240,396,389	$61,932	$1,815,064

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$34,408,165	$—	$—	$34,408,165
Investment Companies	—	240,396,389	—	240,396,389

Total Assets	$34,408,165	$240,396,389	$—	$274,804,554

Total Liabilities	$—	$—	$—	$—

Total	$34,408,165	$240,396,389	$—	$274,804,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U. S. government debt securities	$74,112,335
Net Proceeds of Sales and Redemptions:
Long-term investments other than U. S. government debt securities	$78,322,470

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,278,465
Aggregate gross unrealized depreciation	(10,190,140)

Net unrealized appreciation	$22,088,325

Federal income tax cost of investments	$252,716,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $223,022,961)	$240,396,389
Unaffiliated Issuers (Cost $29,521,804)	34,408,165
Cash	1,144,373
Dividends, interest and other receivables	154,694
Receivable from Separate Accounts for Trust shares sold	84,043
Other assets	3,901

Total assets	276,191,565

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	155,619
Distribution fees payable - Class IB	55,832
Payable for securities purchased	12,545
Administrative fees payable	8,654
Distribution fees payable - Class IA	1,560
Trustees’ fees payable	159
Accrued expenses	55,052

Total liabilities	289,421

NET ASSETS	$275,902,144

Net assets were comprised of:
Paid in capital	$341,838,137
Accumulated undistributed net investment income (loss)	122,569
Accumulated undistributed net realized gain (loss) on investments	(88,318,351)
Net unrealized appreciation (depreciation) on investments	22,259,789

Net assets	$275,902,144

Class IA
Net asset value, offering and redemption price per share, $7,617,687 / 401,808 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.96

Class IB
Net asset value, offering and redemption price per share, $267,991,371 / 14,104,068 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.00

Class K
Net asset value, offering and redemption price per share, $293,086 / 15,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($61,932 of dividend income received from affiliates)	$387,346
Interest	1,045

Total income	388,391

EXPENSES
Distribution fees - Class IB	340,716
Administrative fees	225,901
Investment management fees	139,855
Custodian fees	46,605
Professional fees	24,670
Printing and mailing expenses	15,330
Distribution fees - Class IA	8,664
Trustees’ fees	3,886
Miscellaneous	3,597

Gross expenses	809,224
Less: Waiver from investment advisor	(319,910)

Net expenses	489,314

NET INVESTMENT INCOME (LOSS)	(100,923)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($1,815,064 of realized gain (loss) from affiliates)	7,952,606
Net change in unrealized appreciation (depreciation) on securities ($11,307,255 of change in unrealized appreciation (depreciation) from affiliates)	183,999

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,136,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,035,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(100,923)	$3,303,900
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,952,606	7,178,061
Net change in unrealized appreciation (depreciation) on investments	183,999	19,540,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,035,682	30,022,933

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(93,811)
Class IB	—	(4,031,245)
Class K †	—	(865)

	—	(4,125,921)

Distributions from net realized capital gains
Class IA	—	(145,608)
Class IB	—	(6,285,196)
Class K†	—	(920)

	—	(6,431,724)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,557,645)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 95,916 and 153,713 shares, respectively ]	1,852,576	2,802,803
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,078 shares, respectively ]	—	239,419
Capital shares repurchased [ (31,664) and (64,898) shares, respectively ]	(610,969)	(1,193,973)

Total Class IA transactions	1,241,607	1,848,249

Class IB
Capital shares sold [ 510,442 and 1,257,464 shares, respectively ]	9,849,180	23,256,739
Capital shares issued in reinvestment of dividends and distributions [ 0 and 562,223 shares, respectively ]	—	10,316,441
Capital shares repurchased [ (895,318) and (2,056,401) shares, respectively ]	(17,251,544)	(37,690,615)

Total Class IB transactions	(7,402,364)	(4,117,435)

Class K†
Capital shares sold [ 25,035 and 2,734 shares, respectively ]	479,013	51,289
Capital shares issued in reinvestment of dividends and distributions [ 0 and 97 shares, respectively ]	—	1,785
Capital shares repurchased [ (12,399) and (0) shares, respectively ]	(237,365)	—

Total Class K transactions	241,648	53,074

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,919,109)	(2,216,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,116,573	17,249,176
NET ASSETS:
Beginning of period	273,785,571	256,536,395

End of period (a)	$275,902,144	$273,785,571

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$122,569	$223,492

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			October 29, 2009* to December 31, 2009
Class IA			2012	2011	2010
Net asset value, beginning of period	$18.42		$17.11	$18.46	$16.72	$16.39

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.25 (e)	0.36 (e)	0.51 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	0.55		1.80	(0.96)	2.02	0.69

Total from investment operations	0.54		2.05	(0.60)	2.53	0.94

Less distributions:
Dividends from net investment income	—		(0.29)	(0.31)	(0.31)	(0.36)
Distributions from net realized gains	—		(0.45)	(0.44)	(0.48)	(0.25)

Total dividends and distributions	—		(0.74)	(0.75)	(0.79)	(0.61)

Net asset value, end of period	$18.96		$18.42	$17.11	$18.46	$16.72

Total return (b)	2.93%		11.98%	(3.23)%	15.20%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,618		$6,218	$4,032	$1,739	$11
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.58%		0.62%	0.39%	0.35%	0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.06)%		1.37%	1.95%	2.89%	8.39%
Before waivers and reimbursements (a)(f)(x)	(0.29)%		1.09%	1.66%	2.64%	8.06%
Portfolio turnover rate	27%		43%	19%	27%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012	2011		2010		2009		2008
Net asset value, beginning of period	$18.46		$17.15	$18.50		$16.75		$13.76		$21.26

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.22 (e)	0.24	(e)	0.23	(e)	0.31	(e)	0.28 (e)
Net realized and unrealized gain (loss) on investments	0.55		1.83	(0.89)		2.26		3.28		(6.65)

Total from investment operations	0.54		2.05	(0.65)		2.49		3.59		(6.37)

Less distributions:
Dividends from net investment income	—		(0.29)	(0.26)		(0.26)		(0.32)		(0.42)
Distributions from net realized gains	—		(0.45)	(0.44)		(0.48)		(0.28)		(0.71)

Total dividends and distributions	—		(0.74)	(0.70)		(0.74)		(0.60)		(1.13)

Net asset value, end of period	$19.00		$18.46	$17.15		$18.50		$16.75		$13.76

Total return (b)	2.93%		11.95%	(3.46)%		14.95%		26.12%		(30.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$267,991		$267,515	$252,504		$277,412		$269,015		$245,400
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.58%		0.62%	0.64	%(c)	0.60	%(c)	0.68	%(c)	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.22%	1.32%		1.34%		2.06%		1.53%
Before waivers and reimbursements (a)(f)(x)	(0.30)%		0.95%	1.01%		1.08%		1.75%		1.29%
Portfolio turnover rate	27%		43%	19%		27%		44%		34%

Class K	Six Months Ended June 30, 2013 (Unaudited)	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02 (e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	0.54	0.32

Total from investment operations	0.56	0.71

Less distributions:
Dividends from net investment income	—	(0.32)
Distributions from net realized gains	—	(0.34)

Total dividends and distributions	—	(0.66)

Net asset value, end of period	$18.95	$18.39

Total return (b)	3.05%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$293	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.24%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	0.01%	5.83	%(l)
Portfolio turnover rate	27%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/T.Rowe Price Growth Stock Portfolio	12.6%
EQ/AllianceBernstein Small Cap Growth Portfolio	9.6
EQ/MFS International Growth Portfolio	8.6
EQ/BlackRock Basic Value Equity Portfolio	7.2
EQ/GAMCO Small Company Value Portfolio	6.0
EQ/Boston Advisors Equity Income Portfolio	5.9
EQ/GAMCO Mergers & Acquisitions Portfolio	5.8
EQ/Davis New York Venture Portfolio	5.3
EQ/Real Estate PLUS Portfolio	5.2
EQ/International Core PLUS Portfolio	5.0
EQ/Natural Resources PLUS Portfolio	4.7
EQ/Emerging Markets Equity PLUS Portfolio	2.8
iShares MSCI EAFE Small-Cap Index Fund	2.4
iShares MSCI Global Gold Miners Fund	2.2
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	2.1
iShares COMEX Gold Trust	2.0
iShares S&P Developed ex-U.S. Property Index Fund	1.8
EQ/PIMCO Global Real Return Portfolio	1.7
EQ/Global Bond PLUS Portfolio	1.4
EQ/High Yield Bond Portfolio	1.3
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.2
SPDR S&P Emerging Markets SmallCap ETF	1.0
iShares JP Morgan USD Emerging Markets Bond Fund	0.9
EQ/Equity 500 Index Portfolio	0.8
EQ/Intermediate Government Bond Portfolio	0.7
iShares FTSE China 25 Index Fund	0.6
Multimanager Core Bond Portfolio	0.4
SPDR S&P Emerging Asia Pacific ETF	0.4
iShares Silver Trust	0.3
EQ/International Equity Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,047.60	$1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class K
Actual	1,000.00	1,048.60	0.51
Hypothetical (5% average return before expenses)	1,000.00	1,024.30	0.50

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.35% and 0.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	10,741	$210,802
EQ/BlackRock Basic Value Equity Portfolio‡	9,080	157,417
EQ/Boston Advisors Equity Income Portfolio‡	19,453	130,180
EQ/Davis New York Venture Portfolio‡	9,812	116,201
EQ/Emerging Markets Equity PLUS Portfolio*‡	6,907	60,913
EQ/Equity 500 Index Portfolio‡	649	18,294
EQ/GAMCO Mergers & Acquisitions Portfolio‡	9,720	128,306
EQ/GAMCO Small Company Value Portfolio‡	2,716	132,059
EQ/Global Bond PLUS Portfolio‡	3,200	30,521
EQ/High Yield Bond Portfolio*‡	2,723	27,383
EQ/Intermediate Government Bond Portfolio‡	1,514	15,513
EQ/International Core PLUS Portfolio‡	12,314	110,536
EQ/International Equity Index Portfolio‡	138	1,164
EQ/MFS International Growth Portfolio‡	28,298	188,848
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	1,504	27,119
EQ/Natural Resources PLUS Portfolio*‡	11,242	102,905
EQ/PIMCO Global Real Return Portfolio*‡	3,792	36,315
EQ/Real Estate PLUS Portfolio*‡	11,718	114,473
EQ/T.Rowe Price Growth Stock Portfolio*‡	10,255	276,642

iShares COMEX Gold Trust*	3,710	$44,483
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	640	45,824
iShares FTSE China 25 Index Fund	385	12,520
iShares JP Morgan USD Emerging Markets Bond Fund	180	19,715
iShares MSCI EAFE Small-Cap Index Fund	1,240	52,006
iShares MSCI Global Gold Miners Fund	4,870	48,700
iShares S&P Developed ex-U.S. Property Index Fund	1,140	40,139
iShares Silver Trust*	370	7,019
Multimanager Core Bond Portfolio‡	959	9,567
SPDR S&P Emerging Asia Pacific ETF	130	9,343
SPDR S&P Emerging Markets SmallCap ETF	475	20,905

Total Investments (100.0%) (Cost $2,190,966)		2,195,812
Other Assets Less Liabilities (0.0%)		(128)

Net Assets (100%)		$2,195,684

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$40,669	$175,523	$15,965	$210,802	$—	$64
EQ/BlackRock Basic Value Equity Portfolio	37,415	121,199	11,526	157,417	—	72
EQ/Boston Advisors Equity Income Portfolio	17,487	117,958	9,409	130,180	—	48
EQ/Davis New York Venture Portfolio	26,158	93,602	8,857	116,201	—	53
EQ/Emerging Markets Equity PLUS Portfolio	—	69,670	4,778	60,913	—	(10)
EQ/Equity 500 Index Portfolio	45,502	7,782	37,279	18,294	—	2,978
EQ/GAMCO Mergers & Acquisitions Portfolio	28,838	106,951	9,647	128,306	—	19
EQ/GAMCO Small Company Value Portfolio	32,268	105,417	12,422	132,059	—	135
EQ/Global Bond PLUS Portfolio	7,987	25,546	2,278	30,521	—	(6)
EQ/High Yield Bond Portfolio	—	29,673	2,047	27,383	—	(3)
EQ/Intermediate Government Bond Portfolio	2,635	14,148	1,099	15,513	—	(1)
EQ/International Core PLUS Portfolio	27,498	93,602	8,926	110,536	—	(16)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/International Equity Index Portfolio	$1,933	$301	$1,053	$1,164	$—	$73
EQ/MFS International Growth Portfolio	47,768	159,808	15,169	188,848	—	(13)
EQ/Mid Cap Index Portfolio	1,843	301	2,078	—	—	345
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,299	25,608	7,371	27,119	—	5
EQ/Natural Resources PLUS Portfolio	—	115,234	7,878	102,905	—	(44)
EQ/PIMCO Global Real Return Portfolio	—	40,637	2,723	36,315	—	2
EQ/Real Estate PLUS Portfolio	—	128,104	8,129	114,473	—	46
EQ/Small Company Index Portfolio	5,492	920	6,591	—	—	512
EQ/T.Rowe Price Growth Stock Portfolio	32,758	257,125	20,633	276,642	—	18
Multimanager Core Bond Portfolio	2,660	7,884	758	9,567	35	(1)

	$366,210	$1,696,993	$196,616	$1,895,158	$35	$4,276

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$300,654	$—	$—	$300,654
Investment Companies	—	1,895,158	—	1,895,158

Total Assets	$300,654	$1,895,158	$—	$2,195,812

Total Liabilities	$—	$—	$—	$—

Total	$300,654	$1,895,158	$—	$2,195,812

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,959,023
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$298,828

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,318
Aggregate gross unrealized depreciation	(49,570)

Net unrealized appreciation	$4,748

Federal income tax cost of investments	$2,191,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,859,528)	$1,895,158
Unaffiliated Issuers (Cost $331,438)	300,654
Cash	22,304
Receivable for securities sold	6,279
Deferred offering cost	3,786
Dividends, interest and other receivables	2,269
Receivable from investment manager	1,573
Receivable from Separate Accounts for Trust shares sold	1,013
Other assets	8

Total assets	2,233,044

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	10,153
Distribution fees payable - Class IB	257
Trustees’ fees payable	2
Accrued expenses	26,948

Total liabilities	37,360

NET ASSETS	$2,195,684

Net assets were comprised of:
Paid in capital	$2,177,190
Accumulated undistributed net investment income (loss)	1,619
Accumulated undistributed net realized gain (loss) on investments	12,029
Net unrealized appreciation (depreciation) on investments	4,846

Net assets	$2,195,684

Class IB
Net asset value, offering and redemption price per share, $1,642,341 / 152,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

Class K
Net asset value, offering and redemption price per share, $553,343 / 51,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($35 of dividend income received from affiliates)	$2,531
Interest	13

Total income	2,544

EXPENSES
Professional fees	17,860
Administrative fees	16,830
Custodian fees	14,876
Offering costs	11,614
Distribution fees - Class IB	676
Investment management fees	476
Printing and mailing expenses	47
Trustees’ fees	10
Miscellaneous	351

Gross expenses	62,740
Less: Waiver from investment advisor	(17,306)
Reimbursement from investment advisor	(44,283)

Net expenses	1,151

NET INVESTMENT INCOME (LOSS)	1,393

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($4,276 of realized gain (loss) from affiliates)	8,874
Net change in unrealized appreciation (depreciation) on securities ($28,571 of change in unrealized appreciation (depreciation) from affiliates)	(6,584)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	August 29, 2012* to December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,393	$5,587
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	8,874	4,032
Net change in unrealized appreciation (depreciation) on investments	(6,584)	11,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,683	21,049

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,068)
Class K	—	(3,290)

	—	(6,358)

Distributions from net realized capital gains
Class IB	—	(17)
Class K	—	(18)

	—	(35)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(6,393)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 139,758 and 25,199 shares, respectively ]	1,527,945	252,049
Capital shares issued in reinvestment of dividends and distributions [ 0 and 302 shares, respectively ]	—	3,085
Capital shares repurchased [ (12,836) and 0 shares, respectively ]	(142,303)	—

Total Class IB transactions	1,385,642	255,134

Class K
Capital shares sold [ 29,490 and 25,002 shares, respectively ]	321,204	250,021
Capital shares issued in reinvestment of dividends and distributions [ 0 and 324 shares, respectively ]	—	3,308
Capital shares repurchased [ (3,519) and 0 shares, respectively ]	(37,964)	—

Total Class K transactions	283,240	253,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,668,882	508,463

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,672,565	523,119
NET ASSETS:
Beginning of period	523,119	—

End of period (a)	$2,195,684	$523,119

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,619	$226

* The Portfolio commenced operations on August 29, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2013 (Unaudited)	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.46	0.30

Total from investment operations	0.48	0.41

Less distributions:
Dividends from net investment income	—	(0.12)
Distributions from net realized gains	—	—	#

Total dividends and distributions	—	(0.12)

Net asset value, end of period	$10.77	$10.29

Total return (b)	4.76%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,642	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%
Before waivers and reimbursements (a)(f)	12.24%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.33%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	(11.56)%	(32.59	)%(l)
Portfolio turnover rate	29%	3%

Class K	Six Months Ended June 30, 2013 (Unaudited)	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.49	0.30

Total from investment operations	0.50	0.42

Less distributions:
Dividends from net investment income	—	(0.13)
Distributions from net realized gains	—	—	#

Total dividends and distributions	—	(0.13)

Net asset value, end of period	$10.79	$10.29

Total return (b)	4.86%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$553	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%	0.10%
Before waivers and reimbursements (a)(f)	14.43%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.25%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	(14.08)%	(32.35	)%(l)
Portfolio turnover rate	29%	3%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	89.5%
AXA Tactical Manager 500 Portfolio	6.4
AXA Tactical Manager 2000 Portfolio	1.9
AXA Tactical Manager International Portfolio	1.5
AXA Tactical Manager 400 Portfolio	0.5
EQ/Core Bond Index Portfolio	0.1
EQ/AllianceBernstein Short-Term Bond Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$998.00	$2.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.38

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.47%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	5,451	$95,645
AXA Tactical Manager 400 Portfolio‡	1,487	27,026
AXA Tactical Manager 500 Portfolio‡	19,399	322,046
AXA Tactical Manager International Portfolio‡	6,121	76,374
EQ/AllianceBernstein Short-Term Bond Portfolio‡	320	2,989
EQ/Core Bond Index Portfolio‡	594	5,925

EQ/Intermediate Government Bond Portfolio‡	439,552	$4,504,302

Total Investments (100.1%) (Cost $5,060,277)		5,034,307
Other Assets Less Liabilities (-0.1%)		(6,674)

Net Assets (100%)		$5,027,633

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$7,041	$91,657	$9,451	$95,645	$—	$656
AXA Tactical Manager 400 Portfolio	1,900	26,188	2,369	27,026	—	133
AXA Tactical Manager 500 Portfolio	19,835	327,348	44,686	322,046	—	2,191
AXA Tactical Manager International Portfolio	5,584	78,563	7,632	76,374	—	475
EQ/AllianceBernstein Short-Term Bond Portfolio	—	3,000	—	2,989	—	—
EQ/Core Bond Index Portfolio	—	6,000	—	5,925	—	—
EQ/Intermediate Government Bond Portfolio	286,934	4,722,361	451,293	4,504,302	—	(917)

	$321,294	$5,255,117	$515,431	$5,034,307	$—	$2,538

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,034,307	$—	$5,034,307

Total Assets	$—	$5,034,307	$—	$5,034,307

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,034,307	$—	$5,034,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,255,117
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$517,969

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,585
Aggregate gross unrealized depreciation	(55,781)

Net unrealized depreciation	$(26,196)

Federal income tax cost of investments	$5,060,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,060,277)	$5,034,307
Cash	37
Receivable from investment manager	5,997
Receivable from Separate Accounts for Trust shares sold	3,221
Receivable for securities sold	26
Other assets	280

Total assets	5,043,868

LIABILITIES
Distribution fees payable - Class IB	1,032
Payable to Separate Accounts for Trust shares redeemed	234
Trustees’ fees payable	10
Accrued expenses	14,959

Total liabilities	16,235

NET ASSETS	$5,027,633

Net assets were comprised of:
Paid in capital	$5,058,741
Accumulated undistributed net investment income (loss)	(9,061)
Accumulated undistributed net realized gain (loss) on investments	3,923
Net unrealized appreciation (depreciation) on investments	(25,970)

Net assets	$5,027,633

Class IB
Net asset value, offering and redemption price per share, $5,027,633 / 496,712 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$42

EXPENSES
Professional fees	22,362
Administrative fees	19,134
Custodian fees	8,694
Distribution fees - Class IB	5,030
Investment management fees	2,012
Printing and mailing expenses	223
Trustees’ fees	45
Miscellaneous	85

Gross expenses	57,585
Less: Waiver from investment advisor	(21,146)
Reimbursement from investment advisor	(26,894)

Net expenses	9,545

NET INVESTMENT INCOME (LOSS)	(9,503)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	2,538
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	(26,673)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,135)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,638)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,503)	$1,149
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	2,538	5,366
Net change in unrealized appreciation (depreciation) on investments	(26,673)	568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,638)	7,083

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,487)
Distributions from net realized capital gains
Class IB	—	(3,472)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,959)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 517,866 and 127,767 shares, respectively ]	5,280,938	1,300,495
Capital shares issued in reinvestment of dividends and distributions [ 0 and 494 shares, respectively ]	—	4,959
Capital shares repurchased [ (50,674) and (108,777) shares, respectively ]	(519,032)	(1,109,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,761,906	196,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,728,268	198,561
NET ASSETS:
Beginning of period	299,365	100,804

End of period (a)	$5,027,633	$299,365

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,061)	$442

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		September 28, 2011* to December 31, 2011
Net asset value, beginning of period	$10.14		$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.06	(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	—	#	0.19		0.04

Total from investment operations	(0.02)		0.25		0.08

Less distributions:
Dividends from net investment income	—		(0.04)		(0.04)
Distributions from net realized gains	—		(0.11)		—

Total dividends and distributions	—		(0.15)		(0.04)

Net asset value, end of period	$10.12		$10.14		$10.04

Total return (b)	(0.20)%		2.49%		0.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,028		$299		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.42	%(j)	0.81	%(j)
Before waivers and reimbursements (a)(f)	2.86%		52.57%		126.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		0.58%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.86)%		(51.57)%		(124.42	)%(l)
Portfolio turnover rate	14%		553%		99%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	35.9%
EQ/Core Bond Index Portfolio	30.5
EQ/AllianceBernstein Short-Term Bond Portfolio	13.3
AXA Tactical Manager 500 Portfolio	12.0
AXA Tactical Manager 2000 Portfolio	4.3
AXA Tactical Manager International Portfolio	3.1
AXA Tactical Manager 400 Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,011.40	$2.15
Hypothetical (5% average return before expenses)	1,000.00	1,022.66	2.16

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,443,650	$25,332,733
AXA Tactical Manager 400 Portfolio‡	292,243	5,310,804
AXA Tactical Manager 500 Portfolio‡	4,244,836	70,470,736
AXA Tactical Manager International Portfolio‡	1,459,580	18,210,440
EQ/AllianceBernstein Short-Term Bond Portfolio‡	8,316,477	77,735,638
EQ/Core Bond Index Portfolio‡	17,876,950	178,248,467

EQ/Intermediate Government Bond Portfolio‡	20,499,923	$210,072,479

Total Investments (100.0%) (Cost $570,149,329)		585,381,297
Other Assets Less Liabilities (0.0%)		106,174

Net Assets (100%)		$585,487,471

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$20,735,102	$3,062,371	$1,686,188	$25,332,733	$—	$2,559
AXA Tactical Manager 400 Portfolio	4,581,411	612,474	513,958	5,310,804	—	3,792
AXA Tactical Manager 500 Portfolio	63,501,069	10,207,904	11,394,731	70,470,736	—	167,755
AXA Tactical Manager International Portfolio	16,320,182	2,449,897	1,070,986	18,210,440	—	11
EQ/AllianceBernstein Short-Term Bond Portfolio	66,798,009	13,364,536	2,119,713	77,735,638	—	(227)
EQ/Core Bond Index Portfolio	156,567,813	29,587,286	4,788,458	178,248,467	—	11
EQ/Intermediate Government Bond Portfolio	184,635,949	34,078,764	5,652,415	210,072,479	—	(452)

	$513,139,535	$93,363,232	$27,226,449	$585,381,297	$—	$173,449

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$585,381,297	$—	$585,381,297

Total Assets	$—	$585,381,297	$—	$585,381,297

Total Liabilities	$—	$—	$—	$—

Total	$–	$585,381,297	$—	$585,381,297

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,363,232
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,399,898

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,826,400
Aggregate gross unrealized depreciation	(5,673,299)

Net unrealized appreciation	$15,153,101

Federal income tax cost of investments	$570,228,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $570,149,329)	$585,381,297
Cash	1,064,572
Receivable from Separate Accounts for Trust shares sold	878,494
Dividends, interest and other receivables	86
Other assets	7,553

Total assets	587,332,002

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	813,837
Payable for securities purchased	778,955
Distribution fees payable - Class IB	119,777
Administrative fees payable	72,640
Trustees’ fees payable	105
Accrued expenses	59,217

Total liabilities	1,844,531

NET ASSETS	$585,487,471

Net assets were comprised of:
Paid in capital	$570,529,353
Accumulated undistributed net investment income (loss)	(1,171,113)
Accumulated undistributed net realized gain (loss) on investments	897,263
Net unrealized appreciation (depreciation) on investments	15,231,968

Net assets	$585,487,471

Class IB
Net asset value, offering and redemption price per share, $585,487,471 / 50,842,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$475

EXPENSES
Distribution fees - Class IB	684,328
Administrative fees	426,715
Investment management fees	273,729
Printing and mailing expenses	29,699
Professional fees	28,866
Custodian fees	20,084
Trustees’ fees	7,385
Miscellaneous	4,921

Gross expenses	1,475,727
Less: Waiver from investment advisor	(295,226)

Net expenses	1,180,501

NET INVESTMENT INCOME (LOSS)	(1,180,026)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	173,449
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,104,979

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,278,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,098,402

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,180,026)	$3,364,071
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	173,449	1,752,444
Net change in unrealized appreciation (depreciation) on investments	6,104,979	11,604,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,098,402	16,720,677

DIVIDENDS:
Dividends from net investment income
Class IB	—	(4,047,408)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,665,106 and 22,742,275 shares, respectively ]	135,011,764	257,299,476
Capital shares issued in reinvestment of dividends [ 0 and 355,879 shares, respectively ]	—	4,047,408
Capital shares repurchased [ (5,909,558) and (6,246,644) shares, respectively ]	(68,334,588)	(70,682,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	66,677,176	190,664,785

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,775,578	203,338,054
NET ASSETS:
Beginning of period	513,711,893	310,373,839

End of period (a)	$585,487,471	$513,711,893

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,171,113)	$8,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						April 30, 2009* to December 31, 2009
Class IB			2012		2011		2010
Net asset value, beginning of period	$11.39		$10.99		$11.21		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.09	(e)	0.18	(e)	0.19	(e)	0.56	(e)
Net realized and unrealized gain (loss) on investments	0.15		0.40		(0.10)		0.57		0.27	†

Total from investment operations	0.13		0.49		0.08		0.76		0.83

Less distributions:
Dividends from net investment income	—		(0.09)		(0.15)		(0.13)		(0.19)
Distributions from net realized gains	—		—		(0.15)		(0.04)		(0.02)

Total dividends and distributions	—		(0.09)		(0.30)		(0.17)		(0.21)

Net asset value, end of period	$11.52		$11.39		$10.99		$11.21		$10.62

Total return (b)	1.14%		4.47%		0.70%		7.23%		8.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585,487		$513,712		$310,374		$169,488		$33,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.43	%(j)	0.41	%(j)	0.42	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.54%		0.55%		0.56%		0.62%		2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.43)%		0.84%		1.62%		1.71%		7.82%
Before waivers and reimbursements (a)(f)(x)	(0.54)%		0.72%		1.47%		1.50%		6.24%
Portfolio turnover rate	5%		14%		21%		65%		15%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	26.6%
AXA Tactical Manager 500 Portfolio	24.4
EQ/Core Bond Index Portfolio	23.0
EQ/AllianceBernstein Short-Term Bond Portfolio	10.0
AXA Tactical Manager 2000 Portfolio	8.8
AXA Tactical Manager International Portfolio	6.1
AXA Tactical Manager 400 Portfolio	1.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,037.60	$2.29
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.27

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.45%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	4,484,906	$78,699,747
AXA Tactical Manager 400 Portfolio‡	542,395	9,856,697
AXA Tactical Manager 500 Portfolio‡	13,148,862	218,291,125
AXA Tactical Manager International Portfolio‡	4,421,202	55,161,093
EQ/AllianceBernstein Short-Term Bond Portfolio‡	9,555,267	89,314,835
EQ/Core Bond Index Portfolio‡	20,634,872	205,747,306

EQ/Intermediate Government Bond Portfolio‡	23,289,038	$238,653,867

Total Investments (99.9%) (Cost $839,511,539)		895,724,670
Other Assets Less Liabilities (0.1%)		1,161,758

Net Assets (100%)		$896,886,428

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$62,472,362	$9,603,852	$3,324,445	$78,699,747	$—	$1,955
AXA Tactical Manager 400 Portfolio	8,838,781	1,239,207	1,430,803	9,856,697	—	37,120
AXA Tactical Manager 500 Portfolio	186,270,368	31,289,971	24,202,862	218,291,125	—	112,186
AXA Tactical Manager International Portfolio	49,009,824	7,745,042	3,125,323	55,161,093	—	(806)
EQ/AllianceBernstein Short-Term Bond Portfolio	71,845,115	18,521,869	696,179	89,314,835	—	29
EQ/Core Bond Index Portfolio	170,850,378	40,031,954	1,545,300	205,747,306	—	(59)
EQ/Intermediate Government Bond Portfolio	198,864,559	44,988,782	1,816,797	238,653,867	—	135

	$748,151,387	$153,420,677	$36,141,709	$895,724,670	$—	$150,560

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$895,724,670	$—	$895,724,670

Total Assets	$—	$895,724,670	$—	$895,724,670

Total Liabilities	$—	$–	$—	$—

Total	$—	$895,724,670	$—	$895,724,670

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,420,677
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,292,269

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,151,264
Aggregate gross unrealized depreciation	(6,034,393)

Net unrealized appreciation	$56,116,871

Federal income tax cost of investments	$839,607,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $839,511,539)	$895,724,670
Cash	1,208,585
Receivable from Separate Accounts for Trust shares sold	1,794,896
Dividends, interest and other receivables	50
Other assets	11,513

Total assets	898,739,714

LIABILITIES
Payable for securities purchased	1,296,382
Distribution fees payable - Class IB	183,649
Payable to Separate Accounts for Trust shares redeemed	172,491
Administrative fees payable	112,861
Investment management fees payable	17,655
Trustees’ fees payable	242
Accrued expenses	70,006

Total liabilities	1,853,286

NET ASSETS	$896,886,428

Net assets were comprised of:
Paid in capital	$840,482,867
Accumulated undistributed net investment income (loss)	(1,857,423)
Accumulated undistributed net realized gain (loss) on investments	2,047,853
Net unrealized appreciation (depreciation) on investments	56,213,131

Net assets	$896,886,428

Class IB
Net asset value, offering and redemption price per share, $896,886,428 / 70,673,442 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$450

EXPENSES
Distribution fees - Class IB	1,041,203
Administrative fees	640,841
Investment management fees	416,478
Printing and mailing expenses	45,153
Professional fees	31,784
Custodian fees	20,580
Trustees’ fees	11,140
Miscellaneous	7,281

Gross expenses	2,214,460
Less: Waiver from investment advisor	(329,252)

Net expenses	1,885,208

NET INVESTMENT INCOME (LOSS)	(1,884,758)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	150,560
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	30,294,315

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,444,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,560,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,884,758)	$4,281,800
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	150,560	3,866,648
Net change in unrealized appreciation (depreciation) on investments	30,294,315	31,331,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,560,117	39,480,026

DIVIDENDS:
Dividends from net investment income
Class IB	—	(5,704,281)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,358,663 and 24,353,949 shares, respectively ]	168,970,330	292,987,716
Capital shares issued in reinvestment of dividends [ 0 and 467,644 shares, respectively ]	—	5,704,281
Capital shares repurchased [ (3,897,710) and (4,163,305) shares, respectively ]	(49,419,493)	(50,011,485)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,550,837	248,680,512

TOTAL INCREASE (DECREASE) IN NET ASSETS	148,110,954	282,456,257
NET ASSETS:
Beginning of period	748,775,474	466,319,217

End of period (a)	$896,886,428	$748,775,474

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,857,423)	$27,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						April 30, 2009* to December 31, 2009
Class IB			2012		2011		2010
Net asset value, beginning of period	$12.23		$11.50		$11.99		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.09	(e)	0.15	(e)	0.16	(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	0.49		0.73		(0.31)		0.85		0.90

Total from investment operations	0.46		0.82		(0.16)		1.01		1.36

Less distributions:
Dividends from net investment income	—		(0.09)		(0.14)		(0.13)		(0.15)
Distributions from net realized gains	—		—		(0.19)		(0.06)		(0.04)

Total dividends and distributions	—		(0.09)		(0.33)		(0.19)		(0.19)

Net asset value, end of period	$12.69		$12.23		$11.50		$11.99		$11.17

Total return (b)	3.76%		7.17%		(1.32)%		9.05%		13.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$896,886		$748,775		$466,319		$290,058		$55,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.45	%(j)	0.45	%(j)	0.43	%(j)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	0.53%		0.54%		0.54%		0.58%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.45)%		0.71%		1.22%		1.37%		6.07%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.62%		1.11%		1.22%		5.12%
Portfolio turnover rate	4%		13%		19%		51%		22%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2013
AXA Tactical Manager 500 Portfolio	30.8%
EQ/Intermediate Government Bond Portfolio	22.1
EQ/Core Bond Index Portfolio	19.1
AXA Tactical Manager 2000 Portfolio	10.9
EQ/AllianceBernstein Short-Term Bond Portfolio	8.2
AXA Tactical Manager International Portfolio	7.7
AXA Tactical Manager 400 Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,050.20	$2.48
Hypothetical (5% average return before expenses)	1,000.00	1,022.37	2.45
Class IB
Actual	1,000.00	1,051.00	2.48
Hypothetical (5% average return before expenses)	1,000.00	1,022.37	2.45

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	11,467,709	$201,231,808
AXA Tactical Manager 400 Portfolio‡	1,244,022	22,607,030
AXA Tactical Manager 500 Portfolio‡	34,259,709	568,763,324
AXA Tactical Manager International Portfolio‡	11,450,427	142,861,169
EQ/AllianceBernstein Short-Term Bond Portfolio‡	16,289,087	152,257,087
EQ/Core Bond Index Portfolio‡	35,413,666	353,104,523

EQ/Intermediate Government Bond Portfolio‡	39,854,036	$408,403,294

Total Investments (99.9%) (Cost $1,708,079,391)		1,849,228,235
Other Assets Less Liabilities (0.1%)		1,550,362

Net Assets (100%)		$1,850,778,597

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$152,427,375	$28,796,295	$4,664,866	$201,231,808	$—	$(1,116)
AXA Tactical Manager 400 Portfolio	21,506,377	3,691,833	5,428,694	22,607,030	—	92,301
AXA Tactical Manager 500 Portfolio	456,852,503	93,034,184	43,571,906	568,763,324	—	(42,866)
AXA Tactical Manager International Portfolio	121,734,278	23,627,729	6,131,923	142,861,169	—	2,436
EQ/AllianceBernstein Short-Term Bond Portfolio	116,103,432	36,904,463	142,759	152,257,087	—	(2)
EQ/Core Bond Index Portfolio	280,591,601	78,977,491	314,908	353,104,523	—	(3)
EQ/Intermediate Government Bond Portfolio	325,226,033	89,314,623	373,688	408,403,294	—	(1)

	$1,474,441,599	$354,346,618	$60,628,744	$1,849,228,235	$—	$50,749

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,849,228,235	$—	$1,849,228,235

Total Assets	$—	$1,849,228,235	$—	$1,849,228,235

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,849,228,235	$—	$1,849,228,235

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$354,346,618
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,679,493

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,267,466
Aggregate gross unrealized depreciation	(10,248,441)

Net unrealized appreciation	$141,019,025

Federal income tax cost of investments	$1,708,209,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,708,079,391)	$1,849,228,235
Cash	4,145,391
Receivable from Separate Accounts for Trust shares sold	3,020,880
Dividends, interest and other receivables	134
Other assets	22,890

Total assets	1,856,417,530

LIABILITIES
Payable for securities purchased	4,704,853
Distribution fees payable - Class IB	377,434
Administrative fees payable	229,164
Payable to Separate Accounts for Trust shares redeemed	123,271
Investment management fees payable	99,679
Trustees’ fees payable	653
Distribution fees payable - Class IA	52
Accrued expenses	103,827

Total liabilities	5,638,933

NET ASSETS	$1,850,778,597

Net assets were comprised of:
Paid in capital	$1,708,623,685
Accumulated undistributed net investment income (loss)	(4,035,457)
Accumulated undistributed net realized gain (loss) on investments	5,041,525
Net unrealized appreciation (depreciation) on investments	141,148,844

Net assets	$1,850,778,597

Class IA
Net asset value, offering and redemption price per share, $249,284 / 18,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.18

Class IB
Net asset value, offering and redemption price per share, $1,850,529,313 / 140,216,291 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$837

EXPENSES
Distribution fees - Class IB	2,097,905
Administrative fees	1,275,055
Investment management fees	839,282
Printing and mailing expenses	90,669
Professional fees	41,007
Trustees’ fees	22,242
Custodian fees	20,332
Distribution fees - Class IA	315
Miscellaneous	15,029

Gross expenses	4,401,836
Less: Waiver from investment advisor	(301,422)

Net expenses	4,100,414

NET INVESTMENT INCOME (LOSS)	(4,099,577)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	50,749
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	81,068,762

NET REALIZED AND UNREALIZED GAIN (LOSS)	81,119,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,019,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,099,577)	$7,584,002
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	50,749	8,874,130
Net change in unrealized appreciation (depreciation) on investments	81,068,762	74,979,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,019,934	91,437,498

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,901)
Class IB	—	(10,815,646)

TOTAL DIVIDENDS	—	(10,817,547)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares issued in reinvestment of dividends [ 0 and 152 shares, respectively ]	—	1,901
Capital shares repurchased [ (1,569) and (27,300) shares, respectively ]	(20,335)	(321,174)

Total Class IA transactions	(20,335)	(319,273)

Class IB
Capital shares sold [ 26,846,535 and 43,567,910 shares, respectively ]	351,890,247	535,907,871
Capital shares issued in reinvestment of dividends [ 0 and 864,000 shares, respectively ]	—	10,815,646
Capital shares repurchased [ (4,104,136) and (5,195,152) shares, respectively ]	(53,783,600)	(64,020,411)

Total Class IB transactions	298,106,647	482,703,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	298,086,312	482,383,833

TOTAL INCREASE (DECREASE) IN NET ASSETS	375,106,246	563,003,784
NET ASSETS:
Beginning of period	1,475,672,351	912,668,567

End of period (a)	$1,850,778,597	$1,475,672,351

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,035,457)	$64,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						September 11, 2009* to December 31, 2009
Class IA			2012		2011		2010
Net asset value, beginning of period	$12.55		$11.65		$12.25		$11.31		$11.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.05	(e)	0.18	(e)	0.05	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.66		0.94		(0.44)		1.12		0.17

Total from investment operations	0.63		0.99		(0.26)		1.17		0.33

Less distributions:
Dividends from net investment income	—		(0.09)		(0.16)		(0.17)		(0.15)
Distributions from net realized gains	—		—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.09)		(0.34)		(0.23)		(0.20)

Net asset value, end of period	$13.18		$12.55		$11.65		$12.25		$11.31

Total return (b)	5.02%		8.53%		(2.08)%		10.31%		2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249		$257		$555		$362		$404
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.49	%(j)	0.48	%(j)	0.21	%(k)	0.22	%(k)	0.15	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.28%		0.31%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%		0.42%		1.47%		0.46%		4.53%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.38%		1.40%		0.36%		4.14%
Portfolio turnover rate	4%		12%		15%		45%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						April 30, 2009* to December 31, 2009
Class IB			2012		2011		2010
Net asset value, beginning of period	$12.56		$11.66		$12.27		$11.32		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.08	(e)	0.13	(e)	0.15	(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	0.67		0.91		(0.42)		1.00		1.13

Total from investment operations	0.64		0.99		(0.29)		1.15		1.50

Less distributions:
Dividends from net investment income	—		(0.09)		(0.14)		(0.14)		(0.13)
Distributions from net realized gains	—		—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.09)		(0.32)		(0.20)		(0.18)

Net asset value, end of period	$13.20		$12.56		$11.66		$12.27		$11.32

Total return (b)	5.10%		8.52%		(2.40)%		10.11%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,850,529		$1,475,415		$912,114		$536,319		$99,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.49	%(j)	0.48	%(j)	0.46	%(k)	0.47	%(c)(k)	0.47	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.53%		0.56	%(c)	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.49)%		0.64%		1.08%		1.23%		4.92%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.59%		1.01%		1.14%		4.38%
Portfolio turnover rate	4%		12%		15%		45%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
AXA Tactical Manager 500 Portfolio	37.0%
EQ/Intermediate Government Bond Portfolio	17.5
EQ/Core Bond Index Portfolio	15.3
AXA Tactical Manager 2000 Portfolio	13.0
AXA Tactical Manager International Portfolio	9.2
EQ/AllianceBernstein Short-Term Bond Portfolio	6.6
AXA Tactical Manager 400 Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,064.10	$2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.63

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	30,100,838	$528,200,205
AXA Tactical Manager 400 Portfolio‡	3,189,892	57,968,426
AXA Tactical Manager 500 Portfolio‡	90,212,231	1,497,660,354
AXA Tactical Manager International Portfolio‡	29,933,514	373,465,287
EQ/AllianceBernstein Short-Term Bond Portfolio‡	28,495,388	266,351,629
EQ/Core Bond Index Portfolio‡	62,240,604	620,592,017

EQ/Intermediate Government Bond Portfolio‡	69,301,572	$710,166,219

Total Investments (100.1%) (Cost $3,662,546,768)		4,054,404,137
Other Assets Less Liabilities (-0.1%)		(2,946,521)

Net Assets (100%)		$4,051,457,616

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$414,318,092	$55,683,122	$8,154,401	$528,200,205	$—	$1,463
AXA Tactical Manager 400 Portfolio	54,427,186	7,108,484	10,829,647	57,968,426	—	190,250
AXA Tactical Manager 500 Portfolio	1,242,222,678	178,896,839	91,386,289	1,497,660,354	—	114,463
AXA Tactical Manager International Portfolio	335,239,180	45,020,397	17,122,510	373,465,287	—	3,507
EQ/AllianceBernstein Short-Term Bond Portfolio	210,114,860	57,388,177	89,556	266,351,629	—	(17)
EQ/Core Bond Index Portfolio	509,721,389	121,884,836	198,977	620,592,017	—	(2)
EQ/Intermediate Government Bond Portfolio	585,531,486	134,917,056	235,454	710,166,219	—	(1)

	$3,351,574,871	$600,898,911	$128,016,834	$4,054,404,137	$—	$309,663

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,054,404,137	$—	$4,054,404,137

Total Assets	$—	$4,054,404,137	$—	$4,054,404,137

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,054,404,137	$—	$4,054,404,137

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$600,898,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$128,326,497

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,370,431
Aggregate gross unrealized depreciation	(15,671,315)

Net unrealized appreciation	$391,699,116

Federal income tax cost of investments	$3,662,705,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,662,546,768)	$4,054,404,137
Receivable from Separate Accounts for Trust shares sold	3,476,938
Dividends, interest and other receivables	124
Other assets	51,185

Total assets	4,057,932,384

LIABILITIES
Overdraft payable	1,582,061
Payable for securities purchased	1,633,037
Payable to Separate Accounts for Trust shares redeemed	1,377,684
Distribution fees payable - Class IB	828,387
Administrative fees payable	499,706
Investment management fees payable	373,783
Trustees’ fees payable	973
Accrued expenses	179,137

Total liabilities	6,474,768

NET ASSETS	$4,051,457,616

Net assets were comprised of:
Paid in capital	$3,654,818,339
Accumulated undistributed net investment income (loss)	(9,606,068)
Accumulated undistributed net realized gain (loss) on investments	14,387,976
Net unrealized appreciation (depreciation) on investments	391,857,369

Net assets	$4,051,457,616

Class IB
Net asset value, offering and redemption price per share, $4,051,457,616 / 287,122,508 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$450

EXPENSES
Distribution fees - Class IB	4,673,897
Administrative fees	2,820,468
Investment management fees	1,869,545
Printing and mailing expenses	202,436
Recoupment fees	63,345
Professional fees	61,772
Trustees’ fees	49,965
Custodian fees	26,800
Miscellaneous	35,127

Total expenses	9,803,355

NET INVESTMENT INCOME (LOSS)	(9,802,905)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	309,663
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	229,947,189

NET REALIZED AND UNREALIZED GAIN (LOSS)	230,256,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,453,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,802,905)	$14,527,919
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	309,663	23,213,003
Net change in unrealized appreciation (depreciation) on investments	229,947,189	215,338,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	220,453,947	253,079,215

DIVIDENDS:
Dividends from net investment income
Class IB	—	(22,821,519)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 40,888,156 and 73,051,653 shares, respectively ]	571,596,392	942,779,261
Capital shares issued in reinvestment of dividends [ 0 and 1,727,920 shares, respectively ]	—	22,821,519
Capital shares repurchased [ (6,503,616) and (10,158,485) shares, respectively ]	(91,261,325)	(131,365,803)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	480,335,067	834,234,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	700,789,014	1,064,492,673
NET ASSETS:
Beginning of period	3,350,668,602	2,286,175,929

End of period (a)	$4,051,457,616	$3,350,668,602

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,606,068)	$196,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						April 30, 2009* to December 31, 2009
Class IB			2012		2011		2010
Net asset value, beginning of period	$13.26		$12.15		$12.90		$11.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.07	(e)	0.12	(e)	0.13	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.89		1.13		(0.56)		1.15		1.69

Total from investment operations	0.85		1.20		(0.44)		1.28		2.00

Less distributions:
Dividends from net investment income	—		(0.09)		(0.13)		(0.14)		(0.11)
Distributions from net realized gains	—		—		(0.18)		(0.06)		(0.07)

Total dividends and distributions	—		(0.09)		(0.31)		(0.20)		(0.18)

Net asset value, end of period	$14.11		$13.26		$12.15		$12.90		$11.82

Total return (b)	6.41%		9.89%		(3.36)%		10.84%		19.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,051,458		$3,350,669		$2,286,176		$1,289,725		$219,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(j)	0.50	%(j)	0.49	%(j)	0.50	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.53%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.51%		0.93%		1.06%		3.96%
Before waivers (a)(f)(x)	(0.52)%		0.51%		0.91%		1.02%		3.71%
Portfolio turnover rate	3%		11%		13%		38%		33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
AXA Tactical Manager 500 Portfolio	43.2%
AXA Tactical Manager 2000 Portfolio	14.9
EQ/Intermediate Government Bond Portfolio	13.0
EQ/Core Bond Index Portfolio	11.4
AXA Tactical Manager International Portfolio	10.6
EQ/AllianceBernstein Short-Term Bond Portfolio	4.9
AXA Tactical Manager 400 Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,078.40	$2.63
Hypothetical (5% average return before expenses)	1,000.00	1,022.27	2.56
Class IB
Actual	1,000.00	1,078.30	2.63
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.56

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.51% and 0.51%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	13,773,279	$241,689,243
AXA Tactical Manager 400 Portfolio‡	1,787,568	32,484,639
AXA Tactical Manager 500 Portfolio‡	42,251,487	701,438,994
AXA Tactical Manager International Portfolio‡	13,865,067	172,987,414
EQ/AllianceBernstein Short-Term Bond Portfolio‡	8,528,666	79,719,013
EQ/Core Bond Index Portfolio‡	18,607,770	185,535,367

EQ/Intermediate Government Bond Portfolio‡	20,586,825	$210,963,000

Total Investments (99.9%) (Cost $1,446,839,061)		1,624,817,670
Other Assets Less Liabilities (0.1%)		1,896,294

Net Assets (100%)		$1,626,713,964

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$170,574,979	$42,735,849	$151,783	$241,689,243	$—	$(54)
AXA Tactical Manager 400 Portfolio	25,400,239	5,439,108	1,990,441	32,484,639	—	28,870
AXA Tactical Manager 500 Portfolio	523,063,471	136,754,716	31,524,993	701,438,994	—	(39,461)
AXA Tactical Manager International Portfolio	140,837,142	34,188,679	6,121,800	172,987,414	—	(417)
EQ/AllianceBernstein Short-Term Bond Portfolio	56,754,105	23,340,309	55,157	79,719,013	—	17
EQ/Core Bond Index Portfolio	138,321,143	50,565,694	124,143	185,535,367	—	(1)
EQ/Intermediate Government Bond Portfolio	157,289,389	56,781,818	146,213	210,963,000	—	(1)

	$1,212,240,468	$349,806,173	$40,114,530	$1,624,817,670	$—	$(11,047)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,624,817,670	$—	$1,624,817,670

Total Assets	$—	$1,624,817,670	$—	$1,624,817,670

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,624,817,670	$—	$1,624,817,670

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$349,806,173
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,103,483

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,154,802
Aggregate gross unrealized depreciation	(4,232,354)

Net unrealized appreciation	$177,922,448

Federal income tax cost of investments	$1,446,895,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,446,839,061)	$1,624,817,670
Cash	3,096,776
Receivable from Separate Accounts for Trust shares sold	3,229,621
Dividends, interest and other receivables	151
Other assets	19,220

Total assets	1,631,163,438

LIABILITIES
Payable for securities purchased	3,421,918
Distribution fees payable - Class IB	331,243
Payable to Separate Accounts for Trust shares redeemed	286,459
Administrative fees payable	201,585
Investment management fees payable	114,051
Trustees’ fees payable	780
Distribution fees payable - Class IA	279
Accrued expenses	93,159

Total liabilities	4,449,474

NET ASSETS	$1,626,713,964

Net assets were comprised of:
Paid in capital	$1,446,694,369
Accumulated undistributed net investment income (loss)	(3,584,797)
Accumulated undistributed net realized gain (loss) on investments	5,625,783
Net unrealized appreciation (depreciation) on investments	177,978,609

Net assets	$1,626,713,964

Class IA
Net asset value, offering and redemption price per share, $1,344,638 / 93,047 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.45

Class IB
Net asset value, offering and redemption price per share, $1,625,369,326 / 112,382,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$1,033

EXPENSES
Distribution fees - Class IB	1,792,837
Administrative fees	1,092,819
Investment management fees	717,793
Printing and mailing expenses	77,087
Professional fees	38,179
Custodian fees	20,084
Trustees’ fees	18,690
Distribution fees - Class IA	1,659
Miscellaneous	11,597

Gross expenses	3,770,745
Less: Waiver from investment advisor	(107,806)

Net expenses	3,662,939

NET INVESTMENT INCOME (LOSS)	(3,661,906)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(11,047)
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	102,885,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,874,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,212,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,661,906)	$5,333,320
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(11,047)	9,336,733
Net change in unrealized appreciation (depreciation) on investments	102,885,559	81,602,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,212,606	96,272,144

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9,213)
Class IB	—	(8,650,922)

TOTAL DIVIDENDS	—	(8,660,135)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 24,764 shares, respectively ]	—	304,177
Capital shares issued in reinvestment of dividends [ 0 and 690 shares, respectively ]	—	9,213
Capital shares repurchased [ (2,371) and (27,864) shares, respectively ]	(33,458)	(351,480)

Total Class IA transactions	(33,458)	(38,090)

Class IB
Capital shares sold [ 25,314,283 and 33,591,964 shares, respectively ]	361,285,640	438,403,871
Capital shares issued in reinvestment of dividends [ 0 and 647,609 shares, respectively ]	—	8,650,922
Capital shares repurchased [ (3,274,824) and (4,843,204) shares, respectively ]	(46,962,590)	(63,117,150)

Total Class IB transactions	314,323,050	383,937,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	314,289,592	383,899,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	413,502,198	471,511,562
NET ASSETS:
Beginning of period	1,213,211,766	741,700,204

End of period (a)	$1,626,713,964	$1,213,211,766

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,584,797)	$77,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						September 11, 2009* to December 31, 2009
Class IA			2012		2011		2010
Net asset value, beginning of period	$13.40		$12.14		$13.06		$11.89		$11.58

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.05	(e)	0.09	(e)	0.08	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	1.09		1.31		(0.63)		1.34		0.36

Total from investment operations	1.05		1.36		(0.54)		1.42		0.48

Less distributions:
Dividends from net investment income	—		(0.10)		(0.18)		(0.17)		(0.11)
Distributions from net realized gains	—		—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.10)		(0.38)		(0.25)		(0.17)

Net asset value, end of period	$14.45		$13.40		$12.14		$13.06		$11.89

Total return (b)	7.84%		11.18%		(4.14)%		11.96%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,345		$1,279		$1,188		$1,546		$1,485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.51	%(j)	0.23	%(k)	0.22	%(k)	0.13	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.53%		0.28%		0.30%		0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.36%		0.66%		0.68%		3.21%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.33%		0.62%		0.60%		2.91%
Portfolio turnover rate	3%		9%		13%		27%		36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,						April 30, 2009* to December 31, 2009
Class IB			2012		2011		2010
Net asset value, beginning of period	$13.41		$12.15		$13.07		$11.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.07	(e)	0.09	(e)	0.07	(e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	1.09		1.29		(0.66)		1.32		1.80

Total from investment operations	1.05		1.36		(0.57)		1.39		2.05

Less distributions:
Dividends from net investment income	—		(0.10)		(0.15)		(0.14)		(0.09)
Distributions from net realized gains	—		—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.10)		(0.35)		(0.22)		(0.15)

Net asset value, end of period	$14.46		$13.41		$12.15		$13.07		$11.90

Total return (b)	7.83%		11.17%		(4.38)%		11.67%		20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,625,369		$1,211,933		$740,513		$577,351		$196,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.51	%(j)	0.51	%(j)	0.48	%(k)	0.47	%(k)	0.48	%(k)
Before waivers and reimbursements (a)(f)	0.53%		0.53%		0.53%		0.55	%(c)	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.55%		0.67%		0.61%		3.22%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.53%		0.62%		0.54%		2.90%
Portfolio turnover rate	3%		9%		13%		27%		36%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2013
AXA Tactical Manager 500 Portfolio	50.0%
AXA Tactical Manager 2000 Portfolio	16.7
AXA Tactical Manager International Portfolio	12.2
EQ/Intermediate Government Bond Portfolio	8.4
EQ/Core Bond Index Portfolio	7.5
EQ/AllianceBernstein Short-Term Bond Portfolio	3.3
AXA Tactical Manager 400 Portfolio	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,091.30	$2.85
Hypothetical (5% average return before expenses)	1,000.00	1,022.07	2.76

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	3,150,824	$55,289,692
AXA Tactical Manager 400 Portfolio‡	347,198	6,309,472
AXA Tactical Manager 500 Portfolio‡	10,005,789	166,111,325
AXA Tactical Manager International Portfolio‡	3,243,579	40,468,490
EQ/AllianceBernstein Short-Term Bond Portfolio‡	1,166,447	10,902,999
EQ/Core Bond Index Portfolio‡	2,498,860	24,915,768

EQ/Intermediate Government Bond Portfolio‡	2,724,029	$27,914,425

Total Investments (99.5%) (Cost $315,658,891)		331,912,171
Other Assets Less Liabilities (0.5%)		1,823,821

Net Assets (100%)		$333,735,992

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$19,681,021	$32,083,990	$795,017	$55,289,692	$—	$(447)
AXA Tactical Manager 400 Portfolio	2,501,632	3,991,618	601,513	6,309,472	—	(615)
AXA Tactical Manager 500 Portfolio	61,192,291	100,788,350	6,397,909	166,111,325	—	(238)
AXA Tactical Manager International Portfolio	16,131,721	25,297,611	1,028,182	40,468,490	—	2,429
EQ/AllianceBernstein Short-Term Bond Portfolio	3,914,670	7,196,379	163,929	10,902,999	—	30
EQ/Core Bond Index Portfolio	9,221,765	16,488,567	378,351	24,915,768	—	16
EQ/Intermediate Government Bond Portfolio	10,225,436	18,484,376	428,819	27,914,425	—	(3)

	$122,868,536	$204,330,891	$9,793,720	$331,912,171	$—	$1,172

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$331,912,171	$—	$331,912,171

Total Assets	$—	$331,912,171	$—	$331,912,171

Total Liabilities	$—	$—	$—	$—

Total	$—	$331,912,171	$—	$331,912,171

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$204,330,891
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,794,892

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,282,313
Aggregate gross unrealized depreciation	(1,029,221)

Net unrealized appreciation	$16,253,092

Federal income tax cost of investments	$315,659,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $315,658,891)	$331,912,171
Cash	2,145,903
Receivable from Separate Accounts for Trust shares sold	1,978,660
Dividends, interest and other receivables	153
Other assets	2,481

Total assets	336,039,368

LIABILITIES
Payable for securities purchased	2,147,121
Distribution fees payable - Class IB	64,819
Administrative fees payable	41,563
Investment management fees payable	25,409
Trustees’ fees payable	498
Payable to Separate Accounts for Trust shares redeemed	150
Accrued expenses	23,816

Total liabilities	2,303,376

NET ASSETS	$333,735,992

Net assets were comprised of:
Paid in capital	$317,422,437
Accumulated undistributed net investment income (loss)	(602,738)
Accumulated undistributed net realized gain (loss) on investments	663,013
Net unrealized appreciation (depreciation) on investments	16,253,280

Net assets	$333,735,992

Class IB
Net asset value, offering and redemption price per share, $333,735,992 / 29,411,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$431

EXPENSES
Distribution fees - Class IB	274,203
Administrative fees	180,639
Investment management fees	109,680
Professional fees	19,935
Custodian fees	19,710
Printing and mailing expenses	11,126
Offering costs	6,186
Trustees’ fees	2,408
Miscellaneous	1,077

Gross expenses	624,964
Less: Waiver from investment advisor	(21,795)

Net expenses	603,169

NET INVESTMENT INCOME (LOSS)	(602,738)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	1,172
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	14,506,464

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,507,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,904,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	April 12, 2012* to December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(602,738)	$774,003
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,172	1,021,691
Net change in unrealized appreciation (depreciation) on investments	14,506,464	1,746,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,904,898	3,542,510

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,136,889)
Distributions from net realized capital gains
Class IB	—	(1,146)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,138,035)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 18,567,502 and 11,993,792 shares, respectively ]	208,202,336	122,260,062
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,956 shares, respectively ]	—	1,138,035
Capital shares repurchased [ (1,083,146) and (176,692) shares, respectively ]	(12,395,286)	(1,778,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	195,807,050	121,619,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	209,711,948	124,024,044
NET ASSETS:
Beginning of period	124,024,044	—

End of period (a)	$333,735,992	$124,024,044

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(602,738)	$—

* The Portfolio commenced operations on April 12, 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2013 (Unaudited)		April 12, 2012* to December 31, 2012
Net asset value, beginning of period	$10.40		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.98		0.33

Total from investment operations	0.95		0.50

Less distributions:
Dividends from net investment income	—		(0.10)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.10)

Net asset value, end of period	$11.35		$10.40

Total return (b)	9.13%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$333,736		$124,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(j)
Before waivers (a)(f)	0.57%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.55)%		2.31	%(l)
Before waivers (a)(f)(x)	(0.57)%		2.10	%(l)
Portfolio turnover rate	4%		2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Mutual Large Cap Equity Portfolio	33.6%
EQ/Franklin Core Balanced Portfolio	33.4
EQ/Templeton Global Equity Portfolio	33.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,085.10	$2.07
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,085.10	2.07
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	50,417,344	$472,835,231
EQ/Mutual Large Cap Equity Portfolio‡	44,855,961	475,924,347
EQ/Templeton Global Equity Portfolio‡	47,196,596	466,809,872

Total Investments (99.9%) (Cost $1,293,753,574)		1,415,569,450
Other Assets Less Liabilities (0.1%)		1,592,584

Net Assets (100%)		$1,417,162,034

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Franklin Core Balanced Portfolio	$437,073,088	$30,820,229	$17,287,660	$472,835,231	$—	$101,748
EQ/Mutual Large Cap Equity Portfolio	435,131,196	11,820,229	27,124,664	475,924,347	—	(35,256)
EQ/Templeton Global Equity Portfolio	451,458,172	9,820,524	30,691,830	466,809,872	—	(1,900)

	$1,323,662,456	$52,460,982	$75,104,154	$1,415,569,450	$—	$64,592

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,415,569,450	$—	$1,415,569,450

Total Assets	$—	$1,415,569,450	$—	$1,415,569,450

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,415,569,450	$—	$1,415,569,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,460,982
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,168,746

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,562,468
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$122,562,468

Federal income tax cost of investments	$1,293,006,982

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $1,635,213 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,293,753,574)	$1,415,569,450
Receivable for securities sold	10,101,398
Receivable from Separate Accounts for Trust shares sold	668,250
Dividends, interest and other receivables	181
Other assets	19,015

Total assets	1,426,358,294

LIABILITIES
Overdraft payable	8,338,579
Distribution fees payable - Class IB	294,121
Payable to Separate Accounts for Trust shares redeemed	243,695
Administrative fees payable	150,093
Distribution fees payable - Class IA	638
Trustees’ fees payable	215
Accrued expenses	168,919

Total liabilities	9,196,260

NET ASSETS	$1,417,162,034

Net assets were comprised of:
Paid in capital	$1,416,197,423
Accumulated undistributed net investment income (loss)	(1,556,404)
Accumulated undistributed net realized gain (loss) on investments	(119,294,861)
Net unrealized appreciation (depreciation) on investments	121,815,876

Net assets	$1,417,162,034

Class IA
Net asset value, offering and redemption price per share, $2,564,548 / 287,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.93

Class IB
Net asset value, offering and redemption price per share, $1,414,597,486 / 158,449,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$853

EXPENSES
Distribution fees - Class IB	1,735,038
Administrative fees	1,058,715
Investment management fees	347,541
Printing and mailing expenses	76,070
Professional fees	38,007
Trustees’ fees	19,117
Custodian fees	12,645
Distribution fees - Class IA	2,618
Miscellaneous	11,963

Gross expenses	3,301,714
Less: Waiver from investment advisor	(520,233)

Net expenses	2,781,481

NET INVESTMENT INCOME (LOSS)	(2,780,628)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	64,592
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	114,550,166

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,614,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,834,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,780,628)	$22,995,385
Net realized gain (loss) on investments	64,592	(815,950)
Net change in unrealized appreciation (depreciation) on investments	114,550,166	157,232,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	111,834,130	179,412,422

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,660)
Class IB	—	(22,972,118)

TOTAL DIVIDENDS	—	(23,000,778)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,226,597 and 81,324 shares, respectively ]	10,835,765	652,314
Capital shares issued in reinvestment of dividends [ 0 and 3,494 shares, respectively ]	—	28,660
Capital shares repurchased [ (1,138,423) and (26,075) shares, respectively ]	(10,187,938)	(201,634)

Total Class IA transactions	647,827	479,340

Class IB
Capital shares sold [ 6,266,895 and 5,116,635 shares, respectively ]	55,709,406	40,348,728
Capital shares issued in reinvestment of dividends [ 0 and 2,800,645 shares, respectively ]	—	22,972,118
Capital shares repurchased [ (8,610,690) and (20,684,782) shares, respectively ]	(75,598,579)	(163,432,129)

Total Class IB transactions	(19,889,173)	(100,111,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,241,346)	(99,631,943)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,592,784	56,779,701
NET ASSETS:
Beginning of period	1,324,569,250	1,267,789,549

End of period (a)	$1,417,162,034	$1,324,569,250

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,556,404)	$1,224,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012	2011	2010	2009		2008
Net asset value, beginning of period	$8.23		$7.30	$7.79	$7.20	$5.73		$9.59

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.19 (e)	0.19 (e)	0.27 (e)	0.17	(e)	0.33	(e)
Net realized and unrealized gain (loss) on investments	0.72		0.89	(0.52)	0.49	1.47		(3.86)

Total from investment operations	0.70		1.08	(0.33)	0.76	1.64		(3.53)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.16)	(0.17)	(0.17)		(0.33)
Distributions from net realized gains	—		—	—	—	—		—	#

Total dividends and distributions	—		(0.15)	(0.16)	(0.17)	(0.17)		(0.33)

Net asset value, end of period	$8.93		$8.23	$7.30	$7.79	$7.20		$5.73

Total return (b)	8.51%		14.74%	(4.17)%	10.57%	28.67%		(36.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,565		$1,638	$1,024	$543	$81		$62
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.15%	0.15%	0.11	%(gg)	—	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.48%	0.22%	0.22%	0.24%		0.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursemens (a)(f)(x)	(0.40)%		2.41%	2.50%	3.69%	2.71%		4.11%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		2.33%	2.43%	3.62%	2.58%		3.86%
Portfolio turnover rate	4%		4%	5%	8%	7%		1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012	2011	2010	2009		2008
Net asset value, beginning of period	$8.23		$7.30	$7.79	$7.20	$5.72		$9.59

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.14 (e)	0.14 (e)	0.15 (e)	0.15	(e)	0.40	(e)
Net realized and unrealized gain (loss) on investments	0.72		0.94	(0.49)	0.59	1.48		(3.95)

Total from investment operations	0.70		1.08	(0.35)	0.74	1.63		(3.55)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)	(0.15)	(0.15)		(0.32)
Distributions from net realized gains	—		—	—	—	—		—	#

Total dividends and distributions	—		(0.15)	(0.14)	(0.15)	(0.15)		(0.32)

Net asset value, end of period	$8.93		$8.23	$7.30	$7.79	$7.20		$5.72

Total return (b)	8.51%		14.74%	(4.41)%	10.29%	28.58%		(36.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,414,597		$1,322,931	$1,266,765	$1,431,664	$1,389,088		$1,029,698
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.40%	0.40%	0.36	%(gg)	0.25	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.48%	0.47%	0.47%	0.49%		0.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.75%	1.78%	1.99%	2.46%		5.08%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		1.67%	1.71%	1.92%	2.33%		4.83%
Portfolio turnover rate	4%		4%	5%	8%	7%		1%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(gg)	Effective May 1, 2007 through May 1, 2009, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses.)

See Notes to Financial Statements.

EQ/INTERNATIONAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
iShares MSCI EAFE Index Fund	21.4%
Vanguard FTSE Developed Markets ETF	17.6
iShares S&P Europe 350 Index Fund	15.5
iShares MSCI Japan Index Fund	11.6
iShares MSCI United Kingdom Index Fund	5.8
iShares MSCI EAFE Growth Index Fund	5.0
iShares MSCI EAFE Value Index Fund	5.0
iShares MSCI Pacific ex-Japan Index Fund	4.4
iShares MSCI France Index Fund	2.7
iShares MSCI Switzerland Capped Index Fund	2.5
iShares MSCI Germany Index Fund	2.4
iShares MSCI Australia Index Fund	1.5
iShares MSCI Sweden Index Fund	1.1
iShares MSCI Hong Kong Index Fund	0.7
iShares MSCI Spain Capped Index Fund	0.6
iShares MSCI Netherlands Investable Market Index Fund	0.6
iShares MSCI Singapore Index Fund	0.5
iShares MSCI Israel Capped Investable Market Index Fund	0.4
iShares MSCI Italy Capped Index Fund	0.4
iShares MSCI Belgium Capped Investable Market Index Fund	0.2
SPDR DJ EURO Stoxx 50 Fund	0.1
iShares MSCI Austria Capped Investable Market Index Fund	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,025.20	$4.02
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class K
Actual	1,000.00	1,026.70	2.76
Hypothetical (5% average return before expenses)	1,000.00	1,022.07	2.76

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	162,318	$3,665,140
iShares MSCI Austria Capped Investable Market Index Fund	7,741	125,714
iShares MSCI Belgium Capped Investable Market Index Fund	29,239	398,235
iShares MSCI EAFE Growth Index Fund	200,009	12,350,556
iShares MSCI EAFE Index Fund	916,441	52,585,385
iShares MSCI EAFE Value Index Fund	254,910	12,332,546
iShares MSCI France Index Fund	287,506	6,701,765
iShares MSCI Germany Index Fund	241,823	5,973,028
iShares MSCI Hong Kong Index Fund	94,164	1,724,143
iShares MSCI Israel Capped Investable Market Index Fund	21,700	932,449
iShares MSCI Italy Capped Index Fund	75,680	893,781
iShares MSCI Japan Index Fund	2,528,332	28,367,885
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,388,691

iShares MSCI Pacific ex-Japan Index Fund	251,556	$10,824,455
iShares MSCI Singapore Index Fund	95,814	1,225,461
iShares MSCI Spain Capped Index Fund	52,132	1,443,535
iShares MSCI Sweden Index Fund	88,184	2,628,765
iShares MSCI Switzerland Capped Index Fund	211,733	6,066,150
iShares MSCI United Kingdom Index Fund	802,400	14,170,384
iShares S&P Europe 350 Index Fund	983,634	38,105,981
SPDR DJ EURO Stoxx 50 Fund	10,560	349,642
Vanguard FTSE Developed Markets ETF	1,209,300	43,063,173

Total Investments (98.4%) (Cost $187,340,777)		245,316,864
Other Assets Less Liabilities (1.6%)		3,970,985

Net Assets (100%)		$249,287,849

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$245,316,864	$—	$—	$245,316,864

Total Assets	$245,316,864	$—	$—	$245,316,864

Total Liabilities	$—	$—	$—	$—

Total	$245,316,864	$—	$—	$245,316,864

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,003,479
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,200,388

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,918,375
Aggregate gross unrealized depreciation	(941,382)

Net unrealized appreciation	$57,976,993

Federal income tax cost of investments	$187,339,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $187,340,777)	$245,316,864
Cash	1,280,071
Dividends, interest and other receivables	3,680,018
Receivable from Separate Accounts for Trust shares sold	205,995
Other assets	3,547

Total assets	250,486,495

LIABILITIES
Payable for securities purchased	1,003,479
Investment management fees payable	82,434
Payable to Separate Accounts for Trust shares redeemed	55,697
Administrative fees payable	23,627
Distribution fees payable - Class IA	832
Accrued expenses	32,577

Total liabilities	1,198,646

NET ASSETS	$249,287,849

Net assets were comprised of:
Paid in capital	$179,286,399
Accumulated undistributed net investment income (loss)	3,813,219
Accumulated undistributed net realized gain (loss) on investments	8,212,144
Net unrealized appreciation (depreciation) on investments	57,976,087

Net assets	$249,287,849

Class IA
Net asset value, offering and redemption price per share, $3,943,499 / 604,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.52

Class K
Net asset value, offering and redemption price per share, $245,344,350 / 37,573,393 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$4,525,513
Interest	236

Total income	4,525,749

EXPENSES
Investment management fees	517,589
Administrative fees	146,156
Professional fees	25,713
Printing and mailing expenses	14,146
Custodian fees	8,183
Distribution fees - Class IA	5,332
Trustees’ fees	3,600
Distribution fees - Class IB	289
Miscellaneous	1,976

Gross expenses	722,984
Less: Waiver from investment advisor	(5,568)

Net expenses	717,416

NET INVESTMENT INCOME (LOSS)	3,808,333

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	6,658,751
Net change in unrealized appreciation (depreciation) on securities	(3,328,828)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,329,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,138,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,808,333	$6,846,980
Net realized gain (loss) on investments	6,658,751	12,226,267
Net change in unrealized appreciation (depreciation) on investments	(3,328,828)	24,731,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,138,256	43,804,332

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(123,089)
Class IB	—	(28,210)
Class K	—	(7,445,397)

	—	(7,596,696)

Distributions from net realized capital gains
Class IA	—	(202,714)
Class IB	—	(46,423)
Class K	—	(11,140,312)

	—	(11,389,449)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(18,986,145)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 90,693 and 246,288 shares, respectively ]	595,308	1,513,985
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,568 shares, respectively ]	—	325,803
Capital shares repurchased [ (248,618) and (92,041) shares, respectively ]	(1,622,863)	(580,897)

Total Class IA transactions	(1,027,555)	1,258,891

Class IB
Capital shares sold [ 564 and 0 shares, respectively ]	3,671	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,801 shares, respectively ]	—	74,633
Capital shares repurchased [ (171,198) and 0 shares, respectively ]	(1,114,502)	—

Total Class IB transactions	(1,110,831)	74,633

Class K
Capital shares sold [ 529,951 and 1,692,577 shares, respectively ]	3,521,738	10,324,899
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,941,845 shares, respectively ]	—	18,585,709
Capital shares repurchased [ (3,736,969) and (10,101,792) shares, respectively ]	(24,648,378)	(62,077,524)

Total Class K transactions	(21,126,640)	(33,166,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,265,026)	(31,833,392)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,126,770)	(7,015,205)
NET ASSETS:
Beginning of period	265,414,619	272,429,824

End of period (a)	$249,287,849	$265,414,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,813,219	$4,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$6.36	$5.80	$7.15	$6.93	$6.34	$11.90

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08 (e)	0.16 (e)	0.14 (e)	0.14 (e)	0.22 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments	0.08	0.87	(1.07)	0.39	1.29	(5.44)

Total from investment operations	0.16	1.03	(0.93)	0.53	1.51	(5.06)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.16)	(0.14)	(0.66)	(0.17)
Distributions from net realized gains	—	(0.29)	(0.26)	(0.17)	(0.26)	— #
Return of capital	—	—	—	—	—	(0.33)

Total dividends and distributions	—	(0.47)	(0.42)	(0.31)	(0.92)	(0.50)

Net asset value, end of period	$6.52	$6.36	$5.80	$7.15	$6.93	$6.34

Total return (b)	2.52%	17.81%	(12.88)%	7.67%	24.04%	(42.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,943	$4,853	$3,229	$328,326	$312,918	$30,332
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%	0.53%	0.55%	0.43%	0.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.80%	0.53%	0.55%	0.43%	0.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.81%	0.53%	0.56%	0.55%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.56%	2.60%	1.99%	2.04%	3.32%	4.12%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.56%	2.60%	1.99%	2.04%	3.32%	4.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.56%	2.59%	1.99%	2.03%	3.19%	3.65%
Portfolio turnover rate	0%‡‡	2%	9%	9%	12%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$6.36	$5.80	$6.32

Income (loss) from investment operations:
Net investment income (loss) (x)	0.10 (e)	0.16 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.07	0.88	(0.21)

Total from investment operations	0.17	1.04	(0.13)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.16)
Distributions from net realized gains	—	(0.29)	(0.23)

Total dividends and distributions	—	(0.48)	(0.39)

Net asset value, end of period	$6.53	$6.36	$5.80

Total return (b)	2.67%	18.11%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,344	$259,475	$268,279
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.55%	0.55%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.55%	0.55%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.95%	2.58%	3.66	%(l)
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.95%	2.58%	3.66	%(l)
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.95%	2.57%	3.66	%(l)
Portfolio turnover rate	0%‡‡	2%	9%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Rounds to less than 0.005%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 500 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	13.0%
Financials	12.2
Health Care	9.3
Consumer Discretionary	8.9
Energy	7.7
Consumer Staples	7.7
Industrials	7.4
Utilities	2.4
Materials	2.4
Telecommunication Services	2.1
Cash and Other	26.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,131.70	$4.60
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	1,131.90	4.60
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class K
Actual	1,000.00	1,133.10	3.28
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.3%)
BorgWarner, Inc.*	20,025	$1,725,154
Delphi Automotive plc	50,451	2,557,361
Goodyear Tire & Rubber Co.*	42,601	651,369
Johnson Controls, Inc.	118,854	4,253,785

		9,187,669

Automobiles (0.5%)
Ford Motor Co.	682,113	10,552,288
General Motors Co.*	133,573	4,449,317
Harley-Davidson, Inc.	38,891	2,132,004

		17,133,609

Distributors (0.1%)
Genuine Parts Co.	26,888	2,099,146

Diversified Consumer Services (0.0%)
H&R Block, Inc.	47,249	1,311,160

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	77,039	2,641,667
Chipotle Mexican Grill, Inc.*	5,360	1,952,916
Darden Restaurants, Inc.	22,523	1,136,961
International Game Technology	45,182	754,991
Marriott International, Inc., Class A	41,567	1,678,060
McDonald’s Corp.	173,955	17,221,545
Starbucks Corp.	129,909	8,507,741
Starwood Hotels & Resorts Worldwide, Inc.	33,758	2,133,168
Wyndham Worldwide Corp.	23,575	1,349,197
Wynn Resorts Ltd.	13,846	1,772,288
Yum! Brands, Inc.	78,041	5,411,363

		44,559,897

Household Durables (0.2%)
D.R. Horton, Inc.	48,658	1,035,442
Garmin Ltd.	18,966	685,811
Harman International Industries, Inc.	11,824	640,861
Leggett & Platt, Inc.	24,850	772,586
Lennar Corp., Class A	28,707	1,034,600
Newell Rubbermaid, Inc.	50,056	1,313,970
PulteGroup, Inc.*	59,210	1,123,214
Whirlpool Corp.	13,736	1,570,849

		8,177,333

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	63,193	17,548,064
Expedia, Inc.	16,162	972,144
Netflix, Inc.*	9,742	2,056,439
priceline.com, Inc.*	8,950	7,402,814
TripAdvisor, Inc.*	19,154	1,165,904

		29,145,365

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,977	895,569
Mattel, Inc.	59,930	2,715,428

		3,610,997

Media (2.7%)
Cablevision Systems Corp. - New York Group, Class A	37,534	$631,322
CBS Corp., Class B	99,013	4,838,765
Comcast Corp., Class A	456,873	19,133,841
DIRECTV*	96,916	5,971,964
Discovery Communications, Inc., Class A*	42,444	3,277,101
Gannett Co., Inc.	39,782	973,068
Interpublic Group of Cos., Inc.	74,329	1,081,487
News Corp., Class A	345,379	11,259,356
Omnicom Group, Inc.	44,868	2,820,851
Scripps Networks Interactive, Inc., Class A	14,753	984,910
Time Warner Cable, Inc.	50,486	5,678,665
Time Warner, Inc.	161,725	9,350,940
Viacom, Inc., Class B	77,408	5,267,614
Walt Disney Co.	312,484	19,733,365
Washington Post Co., Class B	782	378,308

		91,381,557

Multiline Retail (0.6%)
Dollar General Corp.*	52,242	2,634,564
Dollar Tree, Inc.*	38,838	1,974,524
Family Dollar Stores, Inc.	16,555	1,031,542
J.C. Penney Co., Inc.*	24,843	424,318
Kohl’s Corp.	35,354	1,785,731
Macy’s, Inc.	66,569	3,195,312
Nordstrom, Inc.	25,803	1,546,632
Target Corp.	111,344	7,667,148

		20,259,771

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	13,594	615,129
AutoNation, Inc.*	6,774	293,924
AutoZone, Inc.*	6,304	2,670,942
Bed Bath & Beyond, Inc.*	37,927	2,689,024
Best Buy Co., Inc.	46,583	1,273,113
CarMax, Inc.*	38,964	1,798,578
GameStop Corp., Class A	20,648	867,835
Gap, Inc.	50,311	2,099,478
Home Depot, Inc.	253,467	19,636,089
L Brands, Inc.	41,675	2,052,494
Lowe’s Cos., Inc.	186,078	7,610,590
O’Reilly Automotive, Inc.*	19,168	2,158,700
PetSmart, Inc.	17,927	1,200,930
Ross Stores, Inc.	38,139	2,471,789
Staples, Inc.	115,197	1,827,024
Tiffany & Co.	20,808	1,515,655
TJX Cos., Inc.	124,890	6,251,993
Urban Outfitters, Inc.*	19,120	769,006

		57,802,293

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	48,755	2,783,423
Fossil Group, Inc.*	9,162	946,526
NIKE, Inc., Class B	125,591	7,997,635
PVH Corp.	14,062	1,758,453
Ralph Lauren Corp.	10,567	1,835,911
VF Corp.	15,204	2,935,284

		18,257,232

Total Consumer Discretionary		302,926,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (7.7%)
Beverages (1.8%)
Beam, Inc.	27,915	$1,761,716
Brown-Forman Corp., Class B	26,334	1,778,862
Coca-Cola Co.	664,594	26,656,865
Coca-Cola Enterprises, Inc.	44,697	1,571,546
Constellation Brands, Inc., Class A*	26,739	1,393,637
Dr. Pepper Snapple Group, Inc.	35,405	1,626,152
Molson Coors Brewing Co., Class B	27,248	1,304,089
Monster Beverage Corp.*	25,052	1,522,410
PepsiCo, Inc.	268,323	21,946,138

		59,561,415

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	75,770	8,377,889
CVS Caremark Corp.	212,448	12,147,777
Kroger Co.	90,236	3,116,751
Safeway, Inc.	41,832	989,745
Sysco Corp.	102,976	3,517,660
Walgreen Co.	149,604	6,612,497
Wal-Mart Stores, Inc.	284,273	21,175,496
Whole Foods Market, Inc.	59,849	3,081,026

		59,018,841

Food Products (1.2%)
Archer-Daniels-Midland Co.	114,349	3,877,575
Campbell Soup Co.	31,002	1,388,580
ConAgra Foods, Inc.	72,320	2,526,138
General Mills, Inc.	111,906	5,430,798
Hershey Co.	25,982	2,319,673
Hormel Foods Corp.	23,435	904,122
J.M. Smucker Co.	18,622	1,920,859
Kellogg Co.	44,031	2,828,111
Kraft Foods Group, Inc.	103,148	5,762,879
McCormick & Co., Inc. (Non-Voting)	22,887	1,610,329
Mead Johnson Nutrition Co.	35,131	2,783,429
Mondelez International, Inc., Class A	309,624	8,833,573
Tyson Foods, Inc., Class A	49,317	1,266,460

		41,452,526

Household Products (1.6%)
Clorox Co.	22,845	1,899,333
Colgate-Palmolive Co.	152,117	8,714,783
Kimberly-Clark Corp.	66,734	6,482,541
Procter & Gamble Co.	475,560	36,613,365

		53,710,022

Personal Products (0.1%)
Avon Products, Inc.	75,147	1,580,342
Estee Lauder Cos., Inc., Class A	41,725	2,744,253

		4,324,595

Tobacco (1.3%)
Altria Group, Inc.	348,528	12,194,995
Lorillard, Inc.	65,545	2,863,005
Philip Morris International, Inc.	283,782	24,581,197
Reynolds American, Inc.	55,240	2,671,959

		42,311,156

Total Consumer Staples		260,378,555

Energy (7.7%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	76,662	$3,536,418
Cameron International Corp.*	43,038	2,632,204
Diamond Offshore Drilling, Inc.	12,055	829,264
Ensco plc, Class A	40,422	2,349,327
FMC Technologies, Inc.*	41,153	2,291,399
Halliburton Co.	161,720	6,746,958
Helmerich & Payne, Inc.	18,466	1,153,202
Nabors Industries Ltd.	51,117	782,601
National Oilwell Varco, Inc.	74,138	5,108,108
Noble Corp.	43,945	1,651,453
Rowan Cos., plc, Class A*	21,552	734,277
Schlumberger Ltd.	230,676	16,530,242

		44,345,453

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	87,012	7,476,941
Apache Corp.	67,992	5,699,769
Cabot Oil & Gas Corp.	36,567	2,596,988
Chesapeake Energy Corp.	90,105	1,836,340
Chevron Corp.	336,438	39,814,073
ConocoPhillips Co.	212,147	12,834,893
CONSOL Energy, Inc.	39,668	1,075,003
Denbury Resources, Inc.*	64,681	1,120,275
Devon Energy Corp.	65,514	3,398,866
EOG Resources, Inc.	47,210	6,216,613
EQT Corp.	26,111	2,072,430
Exxon Mobil Corp.	771,505	69,705,477
Hess Corp.	51,822	3,445,645
Kinder Morgan, Inc.	109,625	4,182,194
Marathon Oil Corp.	122,988	4,252,925
Marathon Petroleum Corp.	56,355	4,004,586
Murphy Oil Corp.	31,479	1,916,756
Newfield Exploration Co.*	23,490	561,176
Noble Energy, Inc.	62,316	3,741,453
Occidental Petroleum Corp.	139,789	12,473,372
Peabody Energy Corp.	46,723	684,025
Phillips 66	107,445	6,329,585
Pioneer Natural Resources Co.	23,698	3,430,286
QEP Resources, Inc.	31,103	864,041
Range Resources Corp.	28,295	2,187,769
Southwestern Energy Co.*	60,991	2,228,001
Spectra Energy Corp.	116,113	4,001,254
Tesoro Corp.	23,565	1,232,921
Valero Energy Corp.	94,628	3,290,216
Williams Cos., Inc.	118,455	3,846,234
WPX Energy, Inc.*	34,670	656,650

		217,176,757

Total Energy		261,522,210

Financials (12.2%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	34,968	2,828,212
Bank of New York Mellon Corp.	201,377	5,648,625
BlackRock, Inc.	21,662	5,563,885
Charles Schwab Corp.	190,997	4,054,866
E*TRADE Financial Corp.*	49,765	630,025
Franklin Resources, Inc.	23,979	3,261,623
Goldman Sachs Group, Inc.	74,784	11,311,080
Invesco Ltd.	77,150	2,453,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Legg Mason, Inc.	19,345	$599,888
Morgan Stanley	238,072	5,816,099
Northern Trust Corp.	37,774	2,187,115
State Street Corp.	79,166	5,162,415
T. Rowe Price Group, Inc.	44,998	3,291,604

		52,808,807

Commercial Banks (2.2%)
BB&T Corp.	121,751	4,124,924
Comerica, Inc.	32,370	1,289,297
Fifth Third Bancorp	151,815	2,740,261
Huntington Bancshares, Inc./Ohio	145,838	1,149,203
KeyCorp	159,503	1,760,913
M&T Bank Corp.	21,265	2,376,364
PNC Financial Services Group, Inc.	91,464	6,669,555
Regions Financial Corp.	245,233	2,337,070
SunTrust Banks, Inc.	93,515	2,952,269
U.S. Bancorp/Minnesota	320,937	11,601,873
Wells Fargo & Co.	854,663	35,271,942
Zions Bancorp	31,939	922,398

		73,196,069

Consumer Finance (0.7%)
American Express Co.	165,847	12,398,722
Capital One Financial Corp.	101,359	6,366,359
Discover Financial Services	85,095	4,053,926
SLM Corp.	77,076	1,761,957

		24,580,964

Diversified Financial Services (2.9%)
Bank of America Corp.	1,870,538	24,055,119
Citigroup, Inc.	527,980	25,327,201
CME Group, Inc./Illinois	53,299	4,049,658
IntercontinentalExchange, Inc.*	12,627	2,244,575
JPMorgan Chase & Co.	655,824	34,620,949
Leucadia National Corp.	51,192	1,342,254
McGraw Hill Financial, Inc.	47,560	2,529,716
Moody’s Corp.	33,647	2,050,112
NASDAQ OMX Group, Inc.	20,497	672,097
NYSE Euronext	42,213	1,747,618

		98,639,299

Insurance (3.2%)
ACE Ltd.	59,024	5,281,468
Aflac, Inc.	80,918	4,702,954
Allstate Corp.	81,316	3,912,926
American International Group, Inc.*	256,164	11,450,531
Aon plc	53,637	3,451,541
Assurant, Inc.	13,359	680,107
Berkshire Hathaway, Inc., Class B*	316,533	35,426,373
Chubb Corp.	44,970	3,806,710
Cincinnati Financial Corp.	25,499	1,170,404
Genworth Financial, Inc., Class A*	85,711	977,963
Hartford Financial Services Group, Inc.	79,101	2,445,803
Lincoln National Corp.	46,581	1,698,809

Loews Corp.	53,317	$2,367,275
Marsh & McLennan Cos., Inc.	95,508	3,812,679
MetLife, Inc.	189,998	8,694,308
Principal Financial Group, Inc.	47,856	1,792,207
Progressive Corp.	96,239	2,446,395
Prudential Financial, Inc.	80,856	5,904,914
Torchmark Corp.	16,048	1,045,367
Travelers Cos., Inc.	65,313	5,219,815
Unum Group	46,315	1,360,272
XL Group plc	50,267	1,524,095

		109,172,916

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	68,621	5,020,999
Apartment Investment & Management Co. (REIT), Class A	25,267	759,021
AvalonBay Communities, Inc. (REIT)	21,102	2,846,871
Boston Properties, Inc. (REIT)	26,329	2,776,920
Equity Residential (REIT)	55,617	3,229,123
HCP, Inc. (REIT)	78,858	3,583,307
Health Care REIT, Inc. (REIT)	49,352	3,308,064
Host Hotels & Resorts, Inc. (REIT)	129,216	2,179,874
Kimco Realty Corp. (REIT)	70,922	1,519,858
Macerich Co. (REIT)	23,857	1,454,561
Plum Creek Timber Co., Inc. (REIT)	28,254	1,318,614
Prologis, Inc. (REIT)	86,447	3,260,781
Public Storage (REIT)	25,049	3,840,763
Simon Property Group, Inc. (REIT)	53,935	8,517,415
Ventas, Inc. (REIT)	50,867	3,533,222
Vornado Realty Trust (REIT)	29,516	2,445,401
Weyerhaeuser Co. (REIT)	100,086	2,851,450

		52,446,244

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	52,635	1,229,553

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	82,507	755,764
People’s United Financial, Inc.	58,674	874,243

		1,630,007

Total Financials		413,703,859

Health Care (9.3%)
Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc.*	33,860	3,123,246
Amgen, Inc.	130,130	12,838,626
Biogen Idec, Inc.*	41,188	8,863,658
Celgene Corp.*	72,377	8,461,595
Gilead Sciences, Inc.*	264,668	13,553,648
Regeneron Pharmaceuticals, Inc.*	13,253	2,980,335

		49,821,108

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	270,483	9,434,447
Baxter International, Inc.	94,036	6,513,874
Becton, Dickinson and Co.	33,705	3,331,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Scientific Corp.*	234,084	$2,169,959
C.R. Bard, Inc.	12,987	1,411,427
CareFusion Corp.*	38,139	1,405,422
Covidien plc	81,606	5,128,121
DENTSPLY International, Inc.	24,860	1,018,266
Edwards Lifesciences Corp.*	19,600	1,317,120
Intuitive Surgical, Inc.*	6,969	3,530,356
Medtronic, Inc.	175,483	9,032,110
St. Jude Medical, Inc.	49,166	2,243,444
Stryker Corp.	49,854	3,224,557
Varian Medical Systems, Inc.*	18,807	1,268,532
Zimmer Holdings, Inc.	29,213	2,189,222

		53,217,922

Health Care Providers & Services (1.5%)
Aetna, Inc.	65,631	4,170,194
AmerisourceBergen Corp.	40,064	2,236,773
Cardinal Health, Inc.	59,310	2,799,432
Cigna Corp.	49,487	3,587,312
DaVita HealthCare Partners, Inc.*	14,686	1,774,069
Express Scripts Holding Co.*	141,662	8,739,129
Humana, Inc.	27,329	2,306,021
Laboratory Corp. of America Holdings*	16,123	1,613,912
McKesson Corp.	39,320	4,502,140
Patterson Cos., Inc.	14,562	547,531
Quest Diagnostics, Inc.	27,421	1,662,535
Tenet Healthcare Corp.*	17,957	827,818
UnitedHealth Group, Inc.	176,985	11,588,978
WellPoint, Inc.	52,117	4,265,255

		50,621,099

Health Care Technology (0.1%)
Cerner Corp.*	25,330	2,433,960

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	59,771	2,555,808
Life Technologies Corp.*	29,895	2,212,529
PerkinElmer, Inc.	19,422	631,215
Thermo Fisher Scientific, Inc.	62,278	5,270,587
Waters Corp.*	14,874	1,488,144

		12,158,283

Pharmaceuticals (4.3%)
AbbVie, Inc.	274,797	11,360,108
Actavis, Inc.*	22,166	2,797,793
Allergan, Inc.	51,429	4,332,379
Bristol-Myers Squibb Co.	285,003	12,736,784
Eli Lilly and Co.	172,016	8,449,426
Forest Laboratories, Inc.*	40,719	1,669,479
Hospira, Inc.*	28,772	1,102,255
Johnson & Johnson	487,379	41,846,361
Merck & Co., Inc.	523,942	24,337,106
Mylan, Inc.*	66,124	2,051,828
Perrigo Co.	15,338	1,855,898
Pfizer, Inc.	1,158,633	32,453,310
Zoetis, Inc.	87,089	2,690,193

		147,682,920

Total Health Care		315,935,292

Industrials (7.4%)
Aerospace & Defense (1.9%)
Boeing Co.	118,477	$12,136,784
General Dynamics Corp.	57,605	4,512,200
Honeywell International, Inc.	136,517	10,831,259
L-3 Communications Holdings, Inc.	15,627	1,339,859
Lockheed Martin Corp.	46,143	5,004,670
Northrop Grumman Corp.	40,805	3,378,654
Precision Castparts Corp.	25,391	5,738,620
Raytheon Co.	56,327	3,724,341
Rockwell Collins, Inc.	23,541	1,492,735
Textron, Inc.	48,209	1,255,844
United Technologies Corp.	146,749	13,638,852

		63,053,818

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	27,830	1,567,107
Expeditors International of Washington, Inc.	35,889	1,364,141
FedEx Corp.	51,132	5,040,593
United Parcel Service, Inc., Class B	123,282	10,661,427

		18,633,268

Airlines (0.0%)
Southwest Airlines Co.	125,327	1,615,465

Building Products (0.0%)
Masco Corp.	62,014	1,208,653

Commercial Services & Supplies (0.4%)
ADT Corp.*	37,962	1,512,785
Avery Dennison Corp.	17,226	736,584
Cintas Corp.	18,044	821,724
Iron Mountain, Inc.	29,145	775,548
Pitney Bowes, Inc.	34,960	513,213
Republic Services, Inc.	51,521	1,748,623
Stericycle, Inc.*	14,970	1,653,137
Tyco International Ltd.	80,497	2,652,376
Waste Management, Inc.	76,172	3,072,017

		13,486,007

Construction & Engineering (0.1%)
Fluor Corp.	28,260	1,676,100
Jacobs Engineering Group, Inc.*	22,694	1,251,120
Quanta Services, Inc.*	36,910	976,639

		3,903,859

Electrical Equipment (0.5%)
Eaton Corp. plc	82,088	5,402,211
Emerson Electric Co.	124,732	6,802,883
Rockwell Automation, Inc.	24,249	2,016,062
Roper Industries, Inc.	17,181	2,134,224

		16,355,380

Industrial Conglomerates (1.8%)
3M Co.	110,177	12,047,855
Danaher Corp.	100,962	6,390,895
General Electric Co.	1,794,148	41,606,292

		60,045,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.3%)
Caterpillar, Inc.	114,082	$9,410,624
Cummins, Inc.	30,617	3,320,720
Deere & Co.	67,331	5,470,644
Dover Corp.	29,689	2,305,648
Flowserve Corp.	24,810	1,339,988
Illinois Tool Works, Inc.	71,898	4,973,185
Ingersoll-Rand plc	48,230	2,677,729
Joy Global, Inc.	18,471	896,398
PACCAR, Inc.	61,374	3,293,329
Pall Corp.	19,359	1,286,018
Parker Hannifin Corp.	25,896	2,470,478
Pentair Ltd. (Registered)	35,449	2,045,053
Snap-on, Inc.	10,092	902,023
Stanley Black & Decker, Inc.	28,094	2,171,666
Xylem, Inc.	32,205	867,603

		43,431,106

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,931	675,426
Equifax, Inc.	20,926	1,233,169
Robert Half International, Inc.	24,217	804,731

		2,713,326

Road & Rail (0.7%)
CSX Corp.	177,321	4,112,074
Kansas City Southern	19,118	2,025,743
Norfolk Southern Corp.	54,671	3,971,848
Ryder System, Inc.	9,008	547,597
Union Pacific Corp.	80,993	12,495,600

		23,152,862

Trading Companies & Distributors (0.1%)
Fastenal Co.	46,841	2,147,660
W.W. Grainger, Inc.	10,378	2,617,124

		4,764,784

Total Industrials		252,363,570

Information Technology (13.0%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	927,311	22,542,930
F5 Networks, Inc.*	13,672	940,634
Harris Corp.	19,014	936,440
JDS Uniphase Corp.*	41,037	590,112
Juniper Networks, Inc.*	87,841	1,696,210
Motorola Solutions, Inc.	47,136	2,721,161
QUALCOMM, Inc.	299,801	18,311,845

		47,739,332

Computers & Peripherals (2.8%)
Apple, Inc.	162,868	64,508,758
Dell, Inc.	254,655	3,399,644
EMC Corp.	364,521	8,609,986
Hewlett-Packard Co.	334,629	8,298,799
NetApp, Inc.*	62,539	2,362,723
SanDisk Corp.*	42,220	2,579,642
Seagate Technology plc	55,413	2,484,165
Western Digital Corp.	36,914	2,291,990

		94,535,707

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	27,739	$2,161,978
Corning, Inc.	255,944	3,642,083
FLIR Systems, Inc.	24,618	663,947
Jabil Circuit, Inc.	32,073	653,648
Molex, Inc.	24,120	707,681
TE Connectivity Ltd.	72,082	3,282,614

		11,111,951

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	30,776	1,309,519
eBay, Inc.*	202,664	10,481,782
Google, Inc., Class A*	46,629	41,050,772
VeriSign, Inc.*	26,156	1,168,127
Yahoo!, Inc.*	165,309	4,150,909

		58,161,109

IT Services (2.7%)
Accenture plc, Class A	112,796	8,116,800
Automatic Data Processing, Inc.	84,192	5,797,461
Cognizant Technology Solutions Corp., Class A*	52,333	3,276,569
Computer Sciences Corp.	26,066	1,140,909
Fidelity National Information Services, Inc.	50,857	2,178,714
Fiserv, Inc.*	23,110	2,020,045
International Business Machines Corp.	180,847	34,561,670
Mastercard, Inc., Class A	18,141	10,422,005
Paychex, Inc.	56,194	2,052,205
SAIC, Inc.	49,324	687,083
Teradata Corp.*	28,352	1,424,121
Total System Services, Inc.	27,827	681,205
Visa, Inc., Class A	87,938	16,070,670
Western Union Co.	96,665	1,653,938

		90,083,395

Office Electronics (0.1%)
Xerox Corp.	213,051	1,932,373

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	105,850	431,868
Altera Corp.	55,547	1,832,496
Analog Devices, Inc.	53,469	2,409,313
Applied Materials, Inc.	208,490	3,108,586
Broadcom Corp., Class A	91,148	3,077,156
First Solar, Inc.*	11,527	515,603
Intel Corp.	862,532	20,890,525
KLA-Tencor Corp.	28,788	1,604,355
Lam Research Corp.*	28,232	1,251,807
Linear Technology Corp.	40,471	1,490,952
LSI Corp.*	95,251	680,092
Microchip Technology, Inc.	34,205	1,274,136
Micron Technology, Inc.*	178,733	2,561,244
NVIDIA Corp.	100,390	1,408,472
Teradyne, Inc.*	33,195	583,236
Texas Instruments, Inc.	192,451	6,710,766
Xilinx, Inc.	45,782	1,813,425

		51,644,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Software (2.5%)
Adobe Systems, Inc.*	87,091	$3,967,866
Autodesk, Inc.*	39,068	1,325,968
BMC Software, Inc.*	22,981	1,037,362
CA, Inc.	57,404	1,643,477
Citrix Systems, Inc.*	32,468	1,958,795
Electronic Arts, Inc.*	52,508	1,206,109
Intuit, Inc.	48,428	2,955,561
Microsoft Corp.	1,304,125	45,031,436
Oracle Corp.	637,542	19,585,290
Red Hat, Inc.*	32,898	1,573,182
Salesforce.com, Inc.*	94,171	3,595,449
Symantec Corp.	120,873	2,716,016

		86,596,511

Total Information Technology		441,804,410

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	36,148	3,310,072
Airgas, Inc.	11,435	1,091,585
CF Industries Holdings, Inc.	10,288	1,764,392
Dow Chemical Co.	209,878	6,751,775
E.I. du Pont de Nemours & Co.	159,713	8,384,932
Eastman Chemical Co.	26,897	1,883,059
Ecolab, Inc.	46,225	3,937,908
FMC Corp.	23,620	1,442,237
International Flavors & Fragrances, Inc.	14,122	1,061,410
LyondellBasell Industries N.V., Class A	65,905	4,366,865
Monsanto Co.	92,628	9,151,646
Mosaic Co.	48,017	2,583,795
PPG Industries, Inc.	24,754	3,624,233
Praxair, Inc.	51,317	5,909,666
Sherwin-Williams Co.	14,853	2,623,040
Sigma-Aldrich Corp.	20,863	1,676,551

		59,563,166

Construction Materials (0.0%)
Vulcan Materials Co.	22,513	1,089,854

Containers & Packaging (0.1%)
Ball Corp.	25,766	1,070,320
Bemis Co., Inc.	17,788	696,222
MeadWestvaco Corp.	30,703	1,047,279
Owens-Illinois, Inc.*	28,583	794,322
Sealed Air Corp.	33,978	813,773

		4,421,916

Metals & Mining (0.4%)
Alcoa, Inc.	185,776	1,452,768
Allegheny Technologies, Inc.	18,642	490,471
Cliffs Natural Resources, Inc.	26,561	431,616
Freeport-McMoRan Copper & Gold, Inc.	180,141	4,973,693
Newmont Mining Corp.	86,271	2,583,817
Nucor Corp.	55,138	2,388,578
United States Steel Corp.	25,148	440,845

		12,761,788

Paper & Forest Products (0.1%)
International Paper Co.	77,186	$3,420,112

Total Materials		81,256,836

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	933,501	33,045,935
CenturyLink, Inc.	105,677	3,735,682
Frontier Communications Corp.	173,334	702,003
Verizon Communications, Inc.	496,441	24,990,840
Windstream Corp.	102,845	792,935

		63,267,395

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	50,867	3,682,262
Sprint Nextel Corp.*	523,655	3,676,058

		7,358,320

Total Telecommunication Services		70,625,715

Utilities (2.4%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.	84,334	3,776,476
Duke Energy Corp.	122,454	8,265,645
Edison International	56,531	2,722,533
Entergy Corp.	30,917	2,154,297
Exelon Corp.	148,499	4,585,649
FirstEnergy Corp.	72,564	2,709,540
NextEra Energy, Inc.	73,680	6,003,446
Northeast Utilities	54,590	2,293,872
Pepco Holdings, Inc.	43,129	869,481
Pinnacle West Capital Corp.	19,077	1,058,201
PPL Corp.	102,777	3,110,032
Southern Co.	151,023	6,664,645
Xcel Energy, Inc.	86,276	2,445,062

		46,658,879

Gas Utilities (0.0%)
AGL Resources, Inc.	20,513	879,187
ONEOK, Inc.	35,761	1,477,287

		2,356,474

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	107,509	1,289,033
NRG Energy, Inc.	55,918	1,493,010

		2,782,043

Multi-Utilities (0.9%)
Ameren Corp.	42,128	1,450,888
CenterPoint Energy, Inc.	74,353	1,746,552
CMS Energy Corp.	46,106	1,252,700
Consolidated Edison, Inc.	50,820	2,963,314
Dominion Resources, Inc.	100,233	5,695,239
DTE Energy Co.	30,182	2,022,496
Integrys Energy Group, Inc.	13,729	803,558
NiSource, Inc.	54,141	1,550,598
PG&E Corp.	76,722	3,508,497
Public Service Enterprise Group, Inc.	87,791	2,867,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

SCANA Corp.	24,204	$1,188,417
Sempra Energy	39,096	3,196,489
TECO Energy, Inc.	35,411	608,715
Wisconsin Energy Corp.	39,650	1,625,254

		30,479,971

Total Utilities		82,277,367

Total Investments (73.1%) (Cost $2,058,767,631)		2,482,793,843
Other Assets Less Liabilities (26.9%)		914,333,455

Net Assets (100%)		$3,397,127,298

*	Non-income producing.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	11,396	September-13	$923,271,435	$911,281,140	$(11,990,295)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$302,926,029	$—	$—	$302,926,029
Consumer Staples	260,378,555	—	—	260,378,555
Energy	261,522,210	—	—	261,522,210
Financials	413,703,859	—	—	413,703,859
Health Care	315,935,292	—	—	315,935,292
Industrials	252,363,570	—	—	252,363,570
Information Technology	441,804,410	—	—	441,804,410
Materials	81,256,836	—	—	81,256,836
Telecommunication Services	70,625,715	—	—	70,625,715
Utilities	82,277,367	—	—	82,277,367

Total Assets	$2,482,793,843	$—	$—	$2,482,793,843

Liabilities:
Futures	$(11,990,295)	$—	$—	$(11,990,295)

Total Liabilities	$(11,990,295)	$—	$—	$(11,990,295)

Total	$2,470,803,548	$—	$—	$2,470,803,548

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(11,990,295	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(11,990,295)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	178,777,544	—	—	178,777,544
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$178,777,544	$—	$—	$178,777,544

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(9,769,139)	—	—	(9,769,139)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(9,769,139)	$—	$—	$(9,769,139)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,279,428,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$ —	$(4,151,250)	$4,151,250	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$730,908,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,904,386

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,528,587
Aggregate gross unrealized depreciation	(25,471,796)

Net unrealized appreciation	$424,056,791

Federal income tax cost of investments	$2,058,737,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $2,058,767,631)	$2,482,793,843
Cash	869,483,180
Cash held as collateral at broker	44,004,000
Receivable from Separate Accounts for Trust shares sold	5,622,206
Dividends, interest and other receivables	3,101,588
Receivable for securities sold	307,517
Other assets	41,839

Total assets	3,405,354,173

LIABILITIES
Due to broker for futures variation margin	4,151,250
Payable to Separate Accounts for Trust shares redeemed	2,074,485
Investment management fees payable	1,244,818
Administrative fees payable	422,379
Payable for securities purchased	144,172
Distribution fees payable - Class IB	36,757
Trustees’ fees payable	1,203
Accrued expenses	151,811

Total liabilities	8,226,875

NET ASSETS	$3,397,127,298

Net assets were comprised of:
Paid in capital	$2,777,031,138
Accumulated undistributed net investment income (loss)	10,689,111
Accumulated undistributed net realized gain (loss) on investments and futures	197,371,132
Net unrealized appreciation (depreciation) on investments and futures	412,035,917

Net assets	$3,397,127,298

Class IA
Net asset value, offering and redemption price per share, $1,576 / 95 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.58

Class IB
Net asset value, offering and redemption price per share, $174,192,734 / 10,570,001 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.48

Class K
Net asset value, offering and redemption price per share, $3,222,932,988 / 194,142,320 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,476 foreign withholding tax)	$19,658,466
Interest	617,998

Total income	20,276,464

EXPENSES
Investment management fees	6,962,906
Administrative fees	2,358,827
Distribution fees - Class IB	218,556
Printing and mailing expenses	167,047
Professional fees	52,101
Trustees’ fees	40,829
Custodian fees	23,083
Distribution fees - Class IA	44
Miscellaneous	26,165

Total expenses	9,849,558

NET INVESTMENT INCOME (LOSS)	10,426,906

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,781,511
Futures	178,777,544

Net realized gain (loss)	180,559,055

Change in unrealized appreciation (depreciation) on:
Securities	187,446,715
Futures	(9,769,139)

Net change in unrealized appreciation (depreciation)	177,677,576

NET REALIZED AND UNREALIZED GAIN (LOSS)	358,236,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$368,663,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,426,906	$21,347,521
Net realized gain (loss) on investments and futures	180,559,055	109,423,534
Net change in unrealized appreciation (depreciation) on investments and futures	177,677,576	165,087,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	368,663,537	295,858,879

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(892)
Class IB	—	(903,630)
Class K	—	(20,526,235)

	—	(21,430,757)

Distributions from net realized capital gains
Class IA	—	(2,021)
Class IB	—	(2,060,534)
Class K	—	(32,145,490)

	—	(34,208,045)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(55,638,802)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 198 shares, respectively ]	—	2,913
Capital shares repurchased [ (10,630) and 0 shares, respectively ]	(164,972)	—

Total Class IA transactions	(164,972)	2,913

Class IB
Capital shares sold [ 1,109,423 and 3,291,786 shares, respectively ]	17,753,242	46,339,497
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,879 shares, respectively ]	—	2,964,164
Capital shares repurchased [ (1,544,418) and (1,030,092) shares, respectively ]	(25,161,771)	(14,847,597)

Total Class IB transactions	(7,408,529)	34,456,064

Class K
Capital shares sold [ 34,235,240 and 54,955,381 shares, respectively ]	551,299,311	789,585,265
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,583,715 shares, respectively ]	—	52,671,725
Capital shares repurchased [ (12,993,700) and (14,457,557) shares, respectively ]	(208,850,035)	(208,528,940)

Total Class K transactions	342,449,276	633,728,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	334,875,775	668,187,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	703,539,312	908,407,104
NET ASSETS:
Beginning of period	2,693,587,986	1,785,180,882

End of period (a)	$3,397,127,298	$2,693,587,986

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,689,111	$262,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,			May 27, 2009* to December 31, 2009
Class IA		2012	2011	2010
Net asset value, beginning of period	$14.65	$13.00	$13.76	$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10 (e)	0.12 (e)	0.11 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and futures	1.91	1.82	(0.61)	1.51	2.47

Total from investment operations	1.93	1.92	(0.49)	1.62	2.53

Less distributions:
Dividends from net investment income	—	(0.08)	(0.09)	(0.07)	(0.02)
Distributions from net realized gains	—	(0.19)	(0.18)	(0.30)	—

Total dividends and distributions	—	(0.27)	(0.27)	(0.37)	(0.02)

Net asset value, end of period	$16.58	$14.65	$13.00	$13.76	$12.51

Total return (b)	13.17%	14.81%	(3.43)%	13.09%	25.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2	$157	$137	$984,788	$227,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.87%	0.88%	0.61%	0.63%	0.69%
Before waivers and reimbursements (a)	0.87%	0.88%	0.62%	0.64%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.29%	0.71%	0.82%	0.88%	0.85%
Before waivers and reimbursements (a)	0.29%	0.71%	0.80%	0.87%	0.70%
Portfolio turnover rate	1%	3%	2%	1%	6%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,				October 29, 2009* to December 31, 2009
Class IB		2012	2011	2010
Net asset value, beginning of period	$14.56	$12.92	$13.69	$12.43		$11.71

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.10 (e)	0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and futures	1.89	1.81	(0.62)	1.51		0.72

Total from investment operations	1.92	1.91	(0.53)	1.60		0.74

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.04)		(0.02)
Distributions from net realized gains	—	(0.19)	(0.18)	(0.30)		—

Total dividends and distributions	—	(0.27)	(0.24)	(0.34)		(0.02)

Net asset value, end of period	$16.48	$14.56	$12.92	$13.69		$12.43

Total return (b)	13.19%	14.82%	(3.77)%	12.97%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174,193	$160,258	$110,368	$53,305		$270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.87%	0.88%	0.86%	0.88	%(c)	0.94	%(c)
Before waivers and reimbursements (a)	0.87%	0.88%	0.87%	0.89	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.43%	0.71%	0.65%	0.69%		0.81%
Before waivers and reimbursements (a)	0.43%	0.71%	0.64%	0.67%		0.78%
Portfolio turnover rate	1%	3%	2%	1%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$14.65	$13.00	$12.54

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.14 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and futures	1.90	1.82	0.50

Total from investment operations	1.95	1.96	0.55

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)
Distributions from net realized gains	—	(0.19)	—

Total dividends and distributions	—	(0.31)	(0.09)

Net asset value, end of period	$16.60	$14.65	$13.00

Total return (b)	13.31%	15.10%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,222,933	$2,533,172	$1,674,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.62%	0.63%	0.62%
Before waivers and reimbursements (a)	0.62%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.69%	0.96%	1.01%
Before waivers and reimbursements (a)	0.69%	0.96%	1.01%
Portfolio turnover rate	1%	3%	2%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 400 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.2%
Industrials	12.2
Information Technology	11.4
Consumer Discretionary	10.2
Health Care	7.0
Materials	5.1
Energy	3.9
Utilities	3.8
Consumer Staples	3.2
Telecommunication Services	0.4
Cash and Other	25.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,139.40	$5.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,139.00	5.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,140.60	3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.2%)
Gentex Corp.	17,089	$393,901

Automobiles (0.1%)
Thor Industries, Inc.	5,194	255,441

Distributors (0.4%)
LKQ Corp.*	35,591	916,468

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	11,872	210,372
DeVry, Inc.	6,716	208,330
Matthews International Corp., Class A	3,294	124,184
Regis Corp.	6,796	111,590
Service Corp. International	25,247	455,204
Sotheby’s, Inc.	8,131	308,246
Strayer Education, Inc.	1,298	63,381

		1,481,307

Hotels, Restaurants & Leisure (1.3%)
Bally Technologies, Inc.*	4,618	260,548
Bob Evans Farms, Inc.	3,327	156,302
Brinker International, Inc.	8,464	333,735
Cheesecake Factory, Inc.	5,850	245,056
Domino’s Pizza, Inc.	6,779	394,199
International Speedway Corp., Class A	3,017	94,945
Life Time Fitness, Inc.*	4,730	237,020
Panera Bread Co., Class A*	3,357	624,201
Scientific Games Corp., Class A*	6,303	70,909
Wendy’s Co.	33,738	196,693
WMS Industries, Inc.*	6,516	166,223

		2,779,831

Household Durables (1.7%)
Jarden Corp.*	12,084	528,675
KB Home	9,534	187,152
M.D.C. Holdings, Inc.	4,693	152,570
Mohawk Industries, Inc.*	7,128	801,829
NVR, Inc.*	562	518,164
Tempur Sealy International, Inc.*	7,153	314,017
Toll Brothers, Inc.*	18,016	587,862
Tupperware Brands Corp.	6,289	488,592

		3,578,861

Internet & Catalog Retail (0.1%)
HSN, Inc.	4,298	230,889

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	7,582	720,290

Media (1.0%)
AMC Networks, Inc., Class A*	6,927	453,095
Cinemark Holdings, Inc.	12,221	341,210
DreamWorks Animation SKG, Inc., Class A*	8,567	219,829
John Wiley & Sons, Inc., Class A	5,573	223,422
Lamar Advertising Co., Class A*	6,630	287,742
Meredith Corp.	4,290	204,633
New York Times Co., Class A*	14,652	162,051

Scholastic Corp.	3,172	$92,908
Valassis Communications, Inc.	4,594	112,967

		2,097,857

Multiline Retail (0.2%)
Big Lots, Inc.*	6,918	218,124
Saks, Inc.*	11,970	163,271

		381,395

Specialty Retail (3.3%)
Aaron’s, Inc.	8,406	235,452
Advance Auto Parts, Inc.	8,727	708,371
Aeropostale, Inc.*	9,363	129,209
American Eagle Outfitters, Inc.	21,045	384,282
ANN, Inc.*	5,629	186,883
Ascena Retail Group, Inc.*	15,165	264,629
Barnes & Noble, Inc.*	4,550	72,618
Cabela’s, Inc.*	5,519	357,411
Chico’s FAS, Inc.	19,418	331,271
CST Brands, Inc.*	7,181	221,247
Dick’s Sporting Goods, Inc.	11,724	586,903
Foot Locker, Inc.	17,925	629,705
Guess?, Inc.	7,345	227,915
Office Depot, Inc.*	34,336	132,880
Rent-A-Center, Inc.	6,905	259,283
Signet Jewelers Ltd.	9,572	645,440
Tractor Supply Co.	8,273	972,988
Williams-Sonoma, Inc.	10,236	572,090

		6,918,577

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	6,103	452,049
Deckers Outdoor Corp.*	4,111	207,647
Hanesbrands, Inc.	11,753	604,339
Under Armour, Inc., Class A*	9,274	553,751

		1,817,786

Total Consumer Discretionary		21,572,603

Consumer Staples (3.2%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	5,832	273,288
SUPERVALU, Inc.*	24,388	151,693
United Natural Foods, Inc.*	5,881	317,515

		742,496

Food Products (1.9%)
Dean Foods Co.*	22,327	223,716
Flowers Foods, Inc.	20,559	453,326
Green Mountain Coffee Roasters, Inc.*	14,700	1,103,382
Hillshire Brands Co.	14,696	486,144
Ingredion, Inc.	9,228	605,541
Lancaster Colony Corp.	2,273	177,271
Post Holdings, Inc.*	3,919	171,104
Smithfield Foods, Inc.*	14,902	488,040
Tootsie Roll Industries, Inc.	2,469	78,465
WhiteWave Foods Co., Class A*	16,620	270,075

		4,057,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.8%)
Church & Dwight Co., Inc.	16,490	$1,017,598
Energizer Holdings, Inc.	7,394	743,171

		1,760,769

Tobacco (0.1%)
Universal Corp.	2,682	155,154

Total Consumer Staples		6,715,483

Energy (3.9%)
Energy Equipment & Services (2.2%)
Atwood Oceanics, Inc.*	6,792	353,524
CARBO Ceramics, Inc.	2,332	157,247
Dresser-Rand Group, Inc.*	9,066	543,779
Dril-Quip, Inc.*	4,342	392,039
Helix Energy Solutions Group, Inc.*	11,788	271,596
Oceaneering International, Inc.	12,851	927,842
Oil States International, Inc.*	6,546	606,421
Patterson-UTI Energy, Inc.	17,401	336,796
Superior Energy Services, Inc.*	18,992	492,652
Tidewater, Inc.	5,906	336,465
Unit Corp.*	5,198	221,331

		4,639,692

Oil, Gas & Consumable Fuels (1.7%)
Alpha Natural Resources, Inc.*	26,415	138,415
Arch Coal, Inc.	25,496	96,375
Bill Barrett Corp.*	5,756	116,386
Cimarex Energy Co.	10,231	664,913
Energen Corp.	8,554	447,032
HollyFrontier Corp.	24,052	1,028,944
Rosetta Resources, Inc.*	7,126	302,997
SM Energy Co.	7,889	473,182
World Fuel Services Corp.	8,613	344,348

		3,612,592

Total Energy		8,252,284

Financials (17.2%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	6,285	1,030,363
Apollo Investment Corp.	26,521	205,273
Eaton Vance Corp.	14,388	540,845
Federated Investors, Inc., Class B	11,237	308,006
Greenhill & Co., Inc.	3,076	140,696
Janus Capital Group, Inc.	22,780	193,858
Raymond James Financial, Inc.	13,504	580,402
SEI Investments Co.	16,096	457,609
Waddell & Reed Financial, Inc., Class A	10,229	444,961

		3,902,013

Commercial Banks (3.3%)
Associated Banc-Corp	20,197	314,063
BancorpSouth, Inc.	9,998	176,965
Bank of Hawaii Corp.	5,315	267,451
Cathay General Bancorp	8,778	178,632
City National Corp./California	5,689	360,512
Commerce Bancshares, Inc./Missouri	9,164	399,184
Cullen/Frost Bankers, Inc.	7,232	482,881

East West Bancorp, Inc.	16,158	$444,345
First Horizon National Corp.	27,551	308,571
First Niagara Financial Group, Inc.	42,143	424,380
FirstMerit Corp.	19,670	393,990
Fulton Financial Corp.	23,447	269,172
Hancock Holding Co.	10,124	304,429
International Bancshares Corp.	6,506	146,906
Prosperity Bancshares, Inc.	5,621	291,112
Signature Bank/New York*	5,524	458,602
SVB Financial Group*	5,354	446,095
Synovus Financial Corp.	94,110	274,801
TCF Financial Corp.	19,556	277,304
Trustmark Corp.	7,871	193,469
Valley National Bancorp	23,881	226,153
Webster Financial Corp.	10,706	274,930
Westamerica Bancorp	3,245	148,264

		7,062,211

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	10,434	486,642
MSCI, Inc.*	14,368	478,023

		964,665

Insurance (3.7%)
Alleghany Corp.*	2,018	773,520
American Financial Group, Inc./Ohio	8,963	438,380
Arthur J. Gallagher & Co.	15,043	657,229
Aspen Insurance Holdings Ltd.	8,319	308,552
Brown & Brown, Inc.	14,124	455,358
Everest Reinsurance Group Ltd.	6,021	772,253
Fidelity National Financial, Inc., Class A	25,630	610,250
First American Financial Corp.	12,865	283,545
Hanover Insurance Group, Inc.	5,332	260,895
HCC Insurance Holdings, Inc.	12,042	519,131
Kemper Corp.	6,526	223,515
Mercury General Corp.	3,235	142,211
Old Republic International Corp.	28,785	370,463
Primerica, Inc.	5,436	203,524
Protective Life Corp.	9,353	359,249
Reinsurance Group of America, Inc.	8,701	601,326
StanCorp Financial Group, Inc.	5,294	261,576
W. R. Berkley Corp.	13,197	539,229

		7,780,206

Real Estate Investment Trusts (REITs) (7.1%)
Alexandria Real Estate Equities, Inc. (REIT)	8,544	561,512
American Campus Communities, Inc. (REIT)	12,753	518,537
BioMed Realty Trust, Inc. (REIT)	22,724	459,706
BRE Properties, Inc. (REIT)	9,401	470,238
Camden Property Trust (REIT)	10,260	709,376
Corporate Office Properties Trust/Maryland (REIT)	10,643	271,396
Corrections Corp. of America (REIT)	14,037	475,433
Duke Realty Corp. (REIT)	38,962	607,418
Equity One, Inc. (REIT)	7,877	178,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Essex Property Trust, Inc. (REIT)	4,591	$729,602
Extra Space Storage, Inc. (REIT)	12,586	527,731
Federal Realty Investment Trust (REIT)	7,866	815,547
Highwoods Properties, Inc. (REIT)	10,097	359,554
Home Properties, Inc. (REIT)	6,398	418,237
Hospitality Properties Trust (REIT)	16,599	436,222
Kilroy Realty Corp. (REIT)	9,177	486,473
Liberty Property Trust (REIT)	14,601	539,653
Mack-Cali Realty Corp. (REIT)	10,412	254,990
National Retail Properties, Inc. (REIT)	14,386	494,878
Omega Healthcare Investors, Inc. (REIT)	14,167	439,460
Potlatch Corp. (REIT)	5,095	206,042
Rayonier, Inc. (REIT)	15,192	841,485
Realty Income Corp. (REIT)	23,077	967,388
Regency Centers Corp. (REIT)	11,118	564,906
Senior Housing Properties Trust (REIT)	22,801	591,230
SL Green Realty Corp. (REIT)	8,659	763,637
Taubman Centers, Inc. (REIT)	5,878	441,732
UDR, Inc. (REIT)	23,934	610,078
Weingarten Realty Investors (REIT)	13,694	421,364

		15,162,081

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	5,410	215,047
Jones Lang LaSalle, Inc.	5,371	489,513

		704,560

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	9,819	105,849
New York Community Bancorp, Inc.	52,591	736,274
Washington Federal, Inc.	12,594	237,775

		1,079,898

Total Financials		36,655,634

Health Care (7.0%)
Biotechnology (1.2%)
United Therapeutics Corp.*	5,485	361,023
Vertex Pharmaceuticals, Inc.*	26,236	2,095,469

		2,456,492

Health Care Equipment & Supplies (1.8%)
Cooper Cos., Inc.	5,773	687,276
Hill-Rom Holdings, Inc.	7,092	238,858
Hologic, Inc.*	32,010	617,793
IDEXX Laboratories, Inc.*	6,481	581,864
Masimo Corp.	6,083	128,960
ResMed, Inc.	16,981	766,352
STERIS Corp.	6,978	299,217
Teleflex, Inc.	4,903	379,933
Thoratec Corp.*	6,828	213,785

		3,914,038

Health Care Providers & Services (2.5%)
Community Health Systems, Inc.	11,077	$519,290
Health Management Associates, Inc., Class A*	30,765	483,626
Health Net, Inc.*	9,476	301,526
Henry Schein, Inc.*	10,426	998,290
LifePoint Hospitals, Inc.*	5,612	274,090
MEDNAX, Inc.*	5,969	546,641
Omnicare, Inc.	12,500	596,375
Owens & Minor, Inc.	7,522	254,469
Universal Health Services, Inc., Class B	10,628	711,651
VCA Antech, Inc.*	10,551	275,276
WellCare Health Plans, Inc.*	5,157	286,471

		5,247,705

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	20,585	266,370
HMS Holdings Corp.*	10,413	242,623

		508,993

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	2,403	269,617
Charles River Laboratories International, Inc.*	5,764	236,497
Covance, Inc.*	6,585	501,382
Mettler-Toledo International, Inc.*	3,601	724,521
Techne Corp.	4,129	285,231

		2,017,248

Pharmaceuticals (0.4%)
Endo Health Solutions, Inc.*	13,436	494,310
Mallinckrodt plc*	6,967	316,511

		810,821

Total Health Care		14,955,297

Industrials (12.2%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.	3,853	317,217
B/E Aerospace, Inc.*	12,510	789,131
Esterline Technologies Corp.*	3,707	267,979
Exelis, Inc.	22,203	306,179
Huntington Ingalls Industries, Inc.	5,942	335,604
Triumph Group, Inc.	5,990	474,109

		2,490,219

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	12,397	204,179

Airlines (0.3%)
Alaska Air Group, Inc.*	8,300	431,600
JetBlue Airways Corp.*	26,885	169,376

		600,976

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	19,608	759,614
Lennox International, Inc.	5,418	349,678

		1,109,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.3%)
Brink’s Co.	5,665	$144,514
Clean Harbors, Inc.*	6,313	318,996
Copart, Inc.*	12,689	390,821
Deluxe Corp.	6,036	209,148
Herman Miller, Inc.	6,915	187,189
HNI Corp.	5,382	194,129
Mine Safety Appliances Co.	3,711	172,747
R.R. Donnelley & Sons Co.	21,626	302,980
Rollins, Inc.	7,809	202,253
Waste Connections, Inc.	14,699	604,717

		2,727,494

Construction & Engineering (0.7%)
AECOM Technology Corp.*	12,362	392,988
Granite Construction, Inc.	4,288	127,611
KBR, Inc.	17,666	574,145
URS Corp.	9,111	430,221

		1,524,965

Electrical Equipment (1.3%)
Acuity Brands, Inc.	5,128	387,267
AMETEK, Inc.	29,040	1,228,392
General Cable Corp.	5,946	182,839
Hubbell, Inc., Class B	6,318	625,482
Regal-Beloit Corp.	5,351	346,959

		2,770,939

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	7,552	470,565

Machinery (4.0%)
AGCO Corp.	11,594	581,903
CLARCOR, Inc.	5,905	308,300
Crane Co.	5,722	342,862
Donaldson Co., Inc.	16,115	574,661
Gardner Denver, Inc.	5,862	440,705
Graco, Inc.	7,268	459,410
Harsco Corp.	9,646	223,691
IDEX Corp.	9,828	528,845
ITT Corp.	10,571	310,893
Kennametal, Inc.	9,339	362,633
Lincoln Electric Holdings, Inc.	9,824	562,620
Nordson Corp.	6,709	465,001
Oshkosh Corp.*	10,447	396,673
SPX Corp.	5,624	404,816
Terex Corp.*	13,247	348,396
Timken Co.	9,492	534,210
Trinity Industries, Inc.	9,428	362,412
Valmont Industries, Inc.	2,793	399,650
Wabtec Corp.	11,384	608,247
Woodward, Inc.	7,199	287,960

		8,503,888

Marine (0.3%)
Kirby Corp.*	6,760	537,690
Matson, Inc.	5,072	126,800

		664,490

Professional Services (0.7%)
Corporate Executive Board Co.	3,990	252,248
FTI Consulting, Inc.*	4,883	160,602

Manpowergroup, Inc.	9,159	$501,913
Towers Watson & Co., Class A	6,741	552,357

		1,467,120

Road & Rail (0.9%)
Con-way, Inc.	6,694	260,798
Genesee & Wyoming, Inc., Class A*	5,894	500,047
J.B. Hunt Transport Services, Inc.	10,787	779,253
Landstar System, Inc.	5,522	284,383
Werner Enterprises, Inc.	5,241	126,675

		1,951,156

Trading Companies & Distributors (0.7%)
GATX Corp.	5,608	265,987
MSC Industrial Direct Co., Inc., Class A	5,584	432,537
United Rentals, Inc.*	11,124	555,199
Watsco, Inc.	3,521	295,623

		1,549,346

Total Industrials		26,034,629

Information Technology (11.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	7,094	174,584
Ciena Corp.*	12,157	236,089
InterDigital, Inc.	4,868	217,356
Plantronics, Inc.	5,085	223,333
Polycom, Inc.*	20,657	217,725
Riverbed Technology, Inc.*	19,411	302,035

		1,371,122

Computers & Peripherals (0.8%)
3D Systems Corp.*	10,920	479,388
Diebold, Inc.	7,552	254,427
Lexmark International, Inc., Class A	7,417	226,738
NCR Corp.*	19,555	645,119

		1,605,672

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	12,430	495,336
Avnet, Inc.*	16,262	546,403
Ingram Micro, Inc., Class A*	17,975	341,345
Itron, Inc.*	4,693	199,124
National Instruments Corp.	11,294	315,554
Tech Data Corp.*	4,435	208,844
Trimble Navigation Ltd.*	30,472	792,577
Vishay Intertechnology, Inc.*	15,734	218,545

		3,117,728

Internet Software & Services (1.0%)
AOL, Inc.*	9,182	334,959
Equinix, Inc.*	5,834	1,077,656
Monster Worldwide, Inc.*	13,994	68,711
Rackspace Hosting, Inc.*	13,168	498,936
ValueClick, Inc.*	8,515	210,150

		2,190,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (2.5%)
Acxiom Corp.*	8,829	$200,242
Alliance Data Systems Corp.*	5,909	1,069,706
Broadridge Financial Solutions, Inc.	14,564	387,111
Convergys Corp.	12,710	221,535
CoreLogic, Inc.*	11,543	267,451
DST Systems, Inc.	3,595	234,861
Gartner, Inc.*	11,159	635,952
Global Payments, Inc.	9,298	430,683
Jack Henry & Associates, Inc.	10,286	484,779
Lender Processing Services, Inc.	10,133	327,803
ManTech International Corp., Class A	2,826	73,815
NeuStar, Inc., Class A*	6,326	307,950
VeriFone Systems, Inc.*	12,921	217,202
WEX, Inc.*	4,621	354,431

		5,213,521

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	6,002	260,727

Semiconductors & Semiconductor Equipment (1.6%)
Atmel Corp.*	51,065	375,328
Cree, Inc.*	13,950	890,847
Cypress Semiconductor Corp.*	16,037	172,077
Fairchild Semiconductor International, Inc.*	15,210	209,898
Integrated Device Technology, Inc.*	17,335	137,640
International Rectifier Corp.*	8,280	173,383
Intersil Corp., Class A	15,119	118,231
RF Micro Devices, Inc.*	33,500	179,225
Semtech Corp.*	7,891	276,422
Silicon Laboratories, Inc.*	4,609	190,859
Skyworks Solutions, Inc.*	22,723	497,406
SunEdison, Inc.*	27,591	225,418

		3,446,734

Software (3.3%)
ACI Worldwide, Inc.*	4,711	218,967
Advent Software, Inc.*	3,804	133,368
ANSYS, Inc.*	11,087	810,460
Cadence Design Systems, Inc.*	33,598	486,499
CommVault Systems, Inc.*	5,129	389,240
Compuware Corp.	25,379	262,673
Concur Technologies, Inc.*	5,437	442,463
FactSet Research Systems, Inc.	4,859	495,327
Fair Isaac Corp.	4,243	194,457
Informatica Corp.*	12,854	449,633
Mentor Graphics Corp.	11,151	218,002
MICROS Systems, Inc.*	9,383	404,876
PTC, Inc.*	14,247	349,479
Rovi Corp.*	12,316	281,297
SolarWinds, Inc.*	7,319	284,050
Solera Holdings, Inc.	8,216	457,220
Synopsys, Inc.*	18,293	653,975
TIBCO Software, Inc.*	18,602	398,083

		6,930,069

Total Information Technology		24,135,985

Materials (5.1%)
Chemicals (2.1%)
Albemarle Corp.	10,462	$651,678
Ashland, Inc.	8,751	730,708
Cabot Corp.	7,134	266,954
Cytec Industries, Inc.	5,002	366,397
Intrepid Potash, Inc.	6,435	122,587
Minerals Technologies, Inc.	4,123	170,445
NewMarket Corp.	1,262	331,351
Olin Corp.	9,483	226,833
RPM International, Inc.	15,777	503,917
Scotts Miracle-Gro Co., Class A	4,645	224,400
Sensient Technologies Corp.	5,955	240,999
Valspar Corp.	9,703	627,493

		4,463,762

Construction Materials (0.4%)
Eagle Materials, Inc.	5,626	372,835
Martin Marietta Materials, Inc.	5,495	540,818

		913,653

Containers & Packaging (1.3%)
AptarGroup, Inc.	7,915	436,987
Greif, Inc., Class A	3,627	191,034
Packaging Corp. of America	11,691	572,392
Rock-Tenn Co., Class A	8,547	853,674
Silgan Holdings, Inc.	5,390	253,115
Sonoco Products Co.	12,069	417,225

		2,724,427

Metals & Mining (1.1%)
Carpenter Technology Corp.	5,256	236,888
Commercial Metals Co.	13,962	206,219
Compass Minerals International, Inc.	3,974	335,922
Reliance Steel & Aluminum Co.	9,112	597,383
Royal Gold, Inc.	7,691	323,637
Steel Dynamics, Inc.	26,285	391,909
Worthington Industries, Inc.	6,245	198,029

		2,289,987

Paper & Forest Products (0.2%)
Domtar Corp.	4,031	268,062
Louisiana-Pacific Corp.*	16,665	246,475

		514,537

Total Materials		10,906,366

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	18,096	509,221

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	12,018	296,244

Total Telecommunication Services		805,465

Utilities (3.8%)
Electric Utilities (1.6%)
Cleco Corp.	7,261	337,128
Great Plains Energy, Inc.	18,356	413,744
Hawaiian Electric Industries, Inc.	11,690	295,874
IDACORP, Inc.	5,994	286,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NV Energy, Inc.	28,178	$661,056
OGE Energy Corp.	11,804	805,033
PNM Resources, Inc.	9,526	211,382
Westar Energy, Inc.	15,148	484,130

		3,494,620

Gas Utilities (1.1%)
Atmos Energy Corp.	10,810	443,859
National Fuel Gas Co.	9,920	574,864
Questar Corp.	20,844	497,129
UGI Corp.	13,505	528,181
WGL Holdings, Inc.	5,984	258,628

		2,302,661

Multi-Utilities (0.9%)
Alliant Energy Corp.	13,265	668,821
Black Hills Corp.	5,281	257,449
MDU Resources Group, Inc.	22,570	$584,789
Vectren Corp.	9,812	331,940

		1,842,999

Water Utilities (0.2%)
Aqua America, Inc.	16,764	524,546

Total Utilities		8,164,826

Total Investments (74.4%) (Cost $127,997,480)		158,198,572
Other Assets Less Liabilities (25.6%)		54,381,589

Net Assets (100%)		$212,580,161

*	Non-income producing.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	468	September-13	$54,457,808	$54,189,720	$(268,088)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,572,603	$—	$—	$21,572,603
Consumer Staples	6,715,483	—	—	6,715,483
Energy	8,252,284	—	—	8,252,284
Financials	36,655,634	—	—	36,655,634
Health Care	14,955,297	—	—	14,955,297
Industrials	25,723,736	310,893	—	26,034,629
Information Technology	24,135,985	—	—	24,135,985
Materials	10,715,332	191,034	—	10,906,366
Telecommunication Services	805,465	—	—	805,465
Utilities	8,164,826	—	—	8,164,826

Total Assets	$157,696,645	$501,927	$—	$158,198,572

Liabilities:
Futures	$(268,088)	$—	$—	$(268,088)

Total Liabilities	$(268,088)	$—	$—	$(268,088)

Total	$157,428,557	$501,927	$—	$157,930,484

(a)	Securities with a market value of $501,927 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(268,088	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(268,088)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,208,228	—	—	11,208,228
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,208,228	$—	$—	$11,208,228

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(896,080)	—	—	(896,080)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(896,080)	$—	$—	$(896,080)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $75,725,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$ —	$(135,872)	$135,872	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,617,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,825,107

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,461,893
Aggregate gross unrealized depreciation	(4,273,168)

Net unrealized appreciation	$30,188,725

Federal income tax cost of investments	$128,009,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $127,997,480)	$158,198,572
Cash	52,484,320
Cash held as collateral at broker	2,164,800
Receivable from Separate Accounts for Trust shares sold	304,909
Dividends, interest and other receivables	149,440
Receivable for securities sold	139,864
Other assets	2,775

Total assets	213,444,680

LIABILITIES
Payable for securities purchased	527,075
Due to broker for futures variation margin	135,872
Investment management fees payable	89,499
Administrative fees payable	31,465
Payable to Separate Accounts for Trust shares redeemed	28,786
Distribution fees payable - Class IB	16,139
Trustees’ fees payable	18
Accrued expenses	35,665

Total liabilities	864,519

NET ASSETS	$212,580,161

Net assets were comprised of:
Paid in capital	$166,205,678
Accumulated undistributed net investment income (loss)	236,443
Accumulated undistributed net realized gain (loss) on investments and futures	16,205,036
Net unrealized appreciation (depreciation) on investments and futures	29,933,004

Net assets	$212,580,161

Class IA
Net asset value, offering and redemption price per share, $1,834 / 101 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.14

Class IB
Net asset value, offering and redemption price per share, $78,019,983 / 4,326,810 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.03

Class K
Net asset value, offering and redemption price per share, $134,558,344 / 7,404,812 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$1,008,225
Interest	36,379

Total income	1,044,604

EXPENSES
Investment management fees	458,480
Administrative fees	185,059
Distribution fees - Class IB	94,360
Professional fees	22,369
Recoupment fees	20,833
Printing and mailing expenses	11,075
Custodian fees	10,674
Trustees’ fees	2,741
Distribution fees - Class IA	48
Miscellaneous	2,521

Total expenses	808,160

NET INVESTMENT INCOME (LOSS)	236,444

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,731,793
Futures	11,208,228

Net realized gain (loss)	13,940,021

Change in unrealized appreciation (depreciation) on:
Securities	12,637,845
Futures	(896,080)

Net change in unrealized appreciation (depreciation)	11,741,765

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,681,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,918,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$236,444	$487,893
Net realized gain (loss) on investments and futures	13,940,021	10,262,321
Net change in unrealized appreciation (depreciation) on investments and futures	11,741,765	15,113,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,918,230	25,863,256

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(219)
Class IB	—	(87,971)
Class K	—	(440,421)

	—	(528,611)

Distributions from net realized capital gains
Class IA	—	(1,390)
Class IB	—	(562,960)
Class K	—	(942,058)

	—	(1,506,408)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,035,019)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 101 shares, respectively ]	—	1,609
Capital shares repurchased [ (10,631) and 0 shares, respectively ]	(182,954)	—

Total Class IA transactions	(182,954)	1,609

Class IB
Capital shares sold [ 550,075 and 1,183,446 shares, respectively ]	9,714,363	17,720,126
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,036 shares, respectively ]	—	650,931
Capital shares repurchased [ (567,478) and (540,706) shares, respectively ]	(10,013,237)	(8,244,316)

Total Class IB transactions	(298,874)	10,126,741

Class K
Capital shares sold [ 1,249,568 and 2,176,153 shares, respectively ]	22,108,911	33,135,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 86,596 shares, respectively ]	—	1,382,479
Capital shares repurchased [ (1,206,274) and (2,627,693) shares, respectively ]	(21,162,160)	(39,339,222)

Total Class K transactions	946,751	(4,821,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	464,923	5,306,808

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,383,153	29,135,045
NET ASSETS:
Beginning of period	186,197,008	157,061,963

End of period (a)	$212,580,161	$186,197,008

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$236,443	$(1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				May 27, 2009* to December 31, 2009
Class IA			2012	2011		2010
Net asset value, beginning of period	$15.93		$13.81	$15.42		$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)†(e)	0.02 (e)	0.04	(e)	0.05 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	2.24		2.25	(1.27)		2.98	2.86

Total from investment operations	2.21		2.27	(1.23)		3.03	2.87

Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)		(0.03)	—
Distributions from net realized gains	—		(0.13)	(0.34)		(0.45)	—

Total dividends and distributions	—		(0.15)	(0.38)		(0.48)	—

Net asset value, end of period	$18.14		$15.93	$13.81		$15.42	$12.87

Total return (b)	13.94%		16.44%	(7.92)%		23.88%	28.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2		$171	$147		$74,459	$13,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%		0.95%	0.68%		0.68%	0.70%
Before waivers and reimbursements (a)	0.95%		0.95%	0.72%		0.90%	4.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.35)%		0.14%	0.24%		0.38%	0.08%
Before waivers and reimbursements (a)	(0.35)%		0.13%	0.21%		0.16%	(3.58)%
Portfolio turnover rate	6%		8%	15%		13%	14%

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				October 29, 2009* to December 31, 2009
Class IB			2012	2011		2010
Net asset value, beginning of period	$15.83		$13.72	$15.33		$12.79	$11.81

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.02 (e)	—	#(e)	0.03 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	2.19		2.24	(1.26)		2.96	0.98

Total from investment operations	2.20		2.26	(1.26)		2.99	0.98

Less distributions:
Dividends from net investment income	—		(0.02)	(0.01)		—	—
Distributions from net realized gains	—		(0.13)	(0.34)		(0.45)	—

Total dividends and distributions	—		(0.15)	(0.35)		(0.45)	—

Net asset value, end of period	$18.03		$15.83	$13.72		$15.33	$12.79

Total return (b)	13.90%		16.48%	(8.19)%		23.71%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,020		$68,756	$50,221		$24,326	$85
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%		0.95%	0.93%		0.93%	0.95	%(c)
Before waivers and reimbursements (a)	0.95%		0.95%	0.97	%(c)	1.07%	4.61	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.08%		0.14%	0.01%		0.19%	0.04%
Before waivers and reimbursements (a)	0.08%		0.14%	(0.03)%		0.06%	(1.47)%
Portfolio turnover rate	6%		8%	15%		13%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$15.93	$13.81	$13.43

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	2.21	2.25	0.41

Total from investment operations	2.24	2.31	0.42

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)
Distributions from net realized gains	—	(0.13)	—

Total dividends and distributions	—	(0.19)	(0.04)

Net asset value, end of period	$18.17	$15.93	$13.81

Total return (b)	14.06%	16.74%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,558	$117,270	$106,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.70%	0.67%
Before waivers and reimbursements (a)	0.70%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.32%	0.39%	0.28%
Before waivers and reimbursements (a)	0.32%	0.39%	0.25%
Portfolio turnover rate	6%	8%	15%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market values of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 2000 PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.0%
Information Technology	12.6
Consumer Discretionary	10.5
Industrials	10.4
Health Care	8.9
Energy	4.1
Materials	3.6
Consumer Staples	2.8
Utilities	2.4
Telecommunication Services	0.5
Cash and Other	27.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,154.80	$4.72
Hypothetical (5% average return before expenses)	1,000.00	1,020.41	4.43
Class IB
Actual	1,000.00	1,154.20	4.71
Hypothetical (5% average return before expenses)	1,000.00	1,020.43	4.41
Class K
Actual	1,000.00	1,156.10	3.37
Hypothetical (5% average return before expenses)	1,000.00	1,021.67	3.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	42,261	$787,322
Cooper Tire & Rubber Co.	39,712	1,317,247
Dana Holding Corp.	91,949	1,770,938
Dorman Products, Inc.	15,720	717,304
Drew Industries, Inc.	14,338	563,770
Federal-Mogul Corp.*	11,050	112,820
Fuel Systems Solutions, Inc.*	8,782	157,110
Gentherm, Inc.*	20,852	387,222
Modine Manufacturing Co.*	29,102	316,630
Remy International, Inc.	8,500	157,845
Shiloh Industries, Inc.	3,664	38,252
Spartan Motors, Inc.	20,836	127,516
Standard Motor Products, Inc.	12,451	427,567
Stoneridge, Inc.*	18,039	209,974
Superior Industries International, Inc.	14,196	244,313
Tenneco, Inc.*	38,081	1,724,308
Tower International, Inc.*	3,539	70,037

		9,130,175

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,686	371,229

Distributors (0.2%)
Core-Mark Holding Co., Inc.	7,131	452,819
Pool Corp.	29,068	1,523,454
VOXX International Corp.*	11,890	145,890
Weyco Group, Inc.	3,936	99,187

		2,221,350

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	11,023	409,615
Ascent Capital Group, Inc., Class A*	8,797	686,782
Bridgepoint Education, Inc.*	11,531	140,448
Bright Horizons Family Solutions, Inc.*	7,283	252,793
Capella Education Co.*	6,919	288,176
Career Education Corp.*	35,018	101,552
Carriage Services, Inc.	9,748	165,229
Coinstar, Inc.*	17,620	1,033,766
Corinthian Colleges, Inc.*	51,371	115,071
Education Management Corp.*	15,157	85,182
Grand Canyon Education, Inc.*	28,358	913,978
Hillenbrand, Inc.	34,392	815,434
ITT Educational Services, Inc.*	14,701	358,704
JTH Holding, Inc., Class A*	2,750	44,688
K12, Inc.*	16,868	443,122
LifeLock, Inc.*	37,885	443,633
Lincoln Educational Services Corp.	15,099	79,572
Mac-Gray Corp.	7,355	104,441
Matthews International Corp., Class A	17,179	647,648
Regis Corp.	29,588	485,835
Sotheby’s, Inc.	42,734	1,620,046
Steiner Leisure Ltd.*	9,116	481,872

Stewart Enterprises, Inc., Class A	45,546	$596,197
Strayer Education, Inc.	6,836	333,802
Universal Technical Institute, Inc.	13,100	135,323

		10,782,909

Hotels, Restaurants & Leisure (2.2%)
AFC Enterprises, Inc.*	14,928	536,512
Ameristar Casinos, Inc.	20,652	542,941
Biglari Holdings, Inc.*	744	305,338
BJ’s Restaurants, Inc.*	15,401	571,377
Bloomin’ Brands, Inc.*	34,478	857,813
Bob Evans Farms, Inc.	17,329	814,116
Boyd Gaming Corp.*	36,119	408,145
Bravo Brio Restaurant Group, Inc.*	12,464	222,108
Buffalo Wild Wings, Inc.*	11,752	1,153,576
Caesars Entertainment Corp.*	23,062	315,949
Carrols Restaurant Group, Inc.*	14,419	93,147
CEC Entertainment, Inc.	11,148	457,514
Cheesecake Factory, Inc.	33,308	1,395,272
Churchill Downs, Inc.	8,522	671,960
Chuy’s Holdings, Inc.*	10,105	387,426
Cracker Barrel Old Country Store, Inc.	12,262	1,160,721
Del Frisco’s Restaurant Group, Inc.*	6,556	140,364
Denny’s Corp.*	57,407	322,627
DineEquity, Inc.	10,367	713,975
Diversified Restaurant Holdings, Inc.*	6,400	50,944
Einstein Noah Restaurant Group, Inc.	3,943	55,991
Fiesta Restaurant Group, Inc.*	12,404	426,574
Ignite Restaurant Group, Inc.*	4,513	85,160
International Speedway Corp., Class A	17,238	542,480
Interval Leisure Group, Inc.	24,581	489,654
Isle of Capri Casinos, Inc.*	13,459	100,942
Jack in the Box, Inc.*	27,740	1,089,905
Jamba, Inc.*	10,707	159,850
Krispy Kreme Doughnuts, Inc.*	41,125	717,631
Life Time Fitness, Inc.*	26,933	1,349,613
Luby’s, Inc.*	12,404	104,814
Marcus Corp.	11,892	151,266
Marriott Vacations Worldwide Corp.*	18,145	784,590
Monarch Casino & Resort, Inc.*	5,321	89,712
Morgans Hotel Group Co.*	16,512	133,087
Multimedia Games Holding Co., Inc.*	18,105	471,997
Nathan’s Famous, Inc.*	1,766	92,273
Orient-Express Hotels Ltd., Class A*	59,930	728,749
Papa John’s International, Inc.*	9,966	651,477
Pinnacle Entertainment, Inc.*	36,611	720,138
Red Robin Gourmet Burgers, Inc.*	8,853	488,509
Ruby Tuesday, Inc.*	38,200	352,586
Ruth’s Hospitality Group, Inc.	22,819	275,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Scientific Games Corp., Class A*	29,897	$336,341
SHFL Entertainment, Inc.*	34,928	618,575
Sonic Corp.*	35,140	511,638
Speedway Motorsports, Inc.	6,848	119,155
Texas Roadhouse, Inc.	39,002	975,830
Town Sports International Holdings, Inc.	15,023	161,798
Vail Resorts, Inc.	22,436	1,380,263
WMS Industries, Inc.*	34,321	875,529

		26,163,377

Household Durables (0.9%)
American Greetings Corp., Class A	20,030	364,947
Bassett Furniture Industries, Inc.	6,655	103,352
Beazer Homes USA, Inc.*	15,993	280,198
Blyth, Inc.	5,996	83,704
Cavco Industries, Inc.*	4,487	226,369
CSS Industries, Inc.	5,182	129,187
Ethan Allen Interiors, Inc.	15,690	451,872
EveryWare Global, Inc.*	6,107	74,139
Flexsteel Industries, Inc.	3,025	73,750
Helen of Troy Ltd.*	19,890	763,179
Hooker Furniture Corp.	6,987	113,609
Hovnanian Enterprises, Inc., Class A*	38,135	213,937
iRobot Corp.*	17,751	705,957
KB Home	52,763	1,035,738
La-Z-Boy, Inc.	32,790	664,653
Libbey, Inc.*	13,173	315,757
Lifetime Brands, Inc.	6,109	82,960
M.D.C. Holdings, Inc.	25,014	813,205
M/I Homes, Inc.*	15,377	353,056
Meritage Homes Corp.*	22,851	990,819
NACCO Industries, Inc., Class A	3,173	181,750
Ryland Group, Inc.	29,181	1,170,158
Skullcandy, Inc.*	11,664	63,686
Standard Pacific Corp.*	93,939	782,512
TRI Pointe Homes, Inc.*	9,797	162,434
Universal Electronics, Inc.*	9,529	268,051
William Lyon Homes, Class A*	8,873	223,688
Zagg, Inc.*	19,472	104,175

		10,796,842

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	16,563	102,525
Blue Nile, Inc.*	7,747	292,682
HSN, Inc.	21,089	1,132,901
Nutrisystem, Inc.	17,762	209,236
Orbitz Worldwide, Inc.*	14,989	120,362
Overstock.com, Inc.*	7,037	198,443
PetMed Express, Inc.	13,261	167,089
Shutterfly, Inc.*	23,768	1,326,017
Valuevision Media, Inc., Class A*	24,410	124,735
Vitacost.com, Inc.*	14,078	118,959

		3,792,949

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	8,205	$369,061
Black Diamond, Inc.*	14,039	131,966
Brunswick Corp.	56,608	1,808,625
Callaway Golf Co.	44,047	289,829
JAKKS Pacific, Inc.	11,875	133,594
Johnson Outdoors, Inc., Class A*	3,003	74,775
LeapFrog Enterprises, Inc.*	40,157	395,145
Marine Products Corp.	5,888	47,222
Nautilus, Inc.*	19,514	169,577
Smith & Wesson Holding Corp.*	40,420	403,392
Steinway Musical Instruments, Inc.*	4,086	124,337
Sturm Ruger & Co., Inc.	12,283	590,075

		4,537,598

Media (1.1%)
AH Belo Corp., Class A	11,545	79,199
Arbitron, Inc.	16,829	781,707
Beasley Broadcasting Group, Inc., Class A	2,688	22,525
Belo Corp., Class A	65,081	907,880
Carmike Cinemas, Inc.*	11,443	221,537
Central European Media Enterprises Ltd., Class A*	47,458	157,086
Crown Media Holdings, Inc., Class A*	22,752	56,197
Cumulus Media, Inc., Class A*	46,773	158,561
Daily Journal Corp.*	573	64,749
Dex Media, Inc.*	10,754	188,948
Digital Generation, Inc.*	15,235	112,282
Entercom Communications Corp., Class A*	15,090	142,450
Entravision Communications Corp., Class A	34,813	214,100
EW Scripps Co., Class A*	19,305	300,772
Fisher Communications, Inc.	5,746	236,046
Global Sources Ltd.*	11,086	74,387
Gray Television, Inc.*	31,512	226,886
Harte-Hanks, Inc.	27,093	233,000
Hemisphere Media Group, Inc.*	5,240	71,788
Journal Communications, Inc., Class A*	27,509	206,042
LIN TV Corp., Class A*	17,950	274,635
Live Nation Entertainment, Inc.*	88,151	1,366,341
Loral Space & Communications, Inc.	8,160	489,437
Martha Stewart Living Omnimedia, Inc., Class A*	19,129	46,101
McClatchy Co., Class A*	36,254	82,659
MDC Partners, Inc., Class A	15,808	285,176
Media General, Inc., Class A*	12,174	134,279
Meredith Corp.	22,411	1,069,005
National CineMedia, Inc.	35,584	601,014
New York Times Co., Class A*	81,006	895,926
Nexstar Broadcasting Group, Inc., Class A	18,390	652,109
ReachLocal, Inc.*	6,501	79,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Reading International, Inc., Class A*	9,963	$63,365
Rentrak Corp.*	6,476	129,973
Saga Communications, Inc., Class A	2,962	135,985
Salem Communications Corp., Class A	6,097	45,667
Scholastic Corp.	16,343	478,686
Sinclair Broadcast Group, Inc., Class A	42,901	1,260,431
Valassis Communications, Inc.	24,424	600,586
World Wrestling Entertainment, Inc., Class A	17,816	183,683

		13,330,902

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	8,314	150,068
Fred’s, Inc., Class A	22,705	351,701
Gordmans Stores, Inc.*	5,908	80,408
Saks, Inc.*	65,763	897,007
Tuesday Morning Corp.*	27,093	280,954

		1,760,138

Specialty Retail (2.6%)
Aeropostale, Inc.*	49,349	681,016
America’s Car-Mart, Inc.*	4,897	211,746
ANN, Inc.*	29,588	982,322
Asbury Automotive Group, Inc.*	19,487	781,429
Barnes & Noble, Inc.*	25,371	404,921
bebe stores, Inc.	21,971	123,257
Big 5 Sporting Goods Corp.	10,793	236,906
Body Central Corp.*	10,539	140,379
Brown Shoe Co., Inc.	27,083	583,097
Buckle, Inc.	17,455	908,009
Cato Corp., Class A	17,196	429,212
Children’s Place Retail Stores, Inc.*	14,411	789,723
Christopher & Banks Corp.*	22,516	151,758
Citi Trends, Inc.*	9,071	131,802
Conn’s, Inc.*	14,033	726,348
Destination Maternity Corp.	8,612	211,855
Destination XL Group, Inc.*	26,964	170,952
Express, Inc.*	53,448	1,120,805
Finish Line, Inc., Class A	30,838	674,119
Five Below, Inc.*	20,492	753,286
Francesca’s Holdings Corp.*	27,519	764,753
Genesco, Inc.*	14,994	1,004,448
Group 1 Automotive, Inc.	13,611	875,596
Haverty Furniture Cos., Inc.	12,356	284,312
hhgregg, Inc.*	8,080	129,038
Hibbett Sports, Inc.*	16,218	900,099
Jos. A. Bank Clothiers, Inc.*	17,440	720,621
Kirkland’s, Inc.*	8,717	150,368
Lithia Motors, Inc., Class A	13,850	738,343
Lumber Liquidators Holdings, Inc.*	17,230	1,341,700
MarineMax, Inc.*	14,546	164,806
Mattress Firm Holding Corp.*	8,376	337,553
Men’s Wearhouse, Inc.	31,436	1,189,853
Monro Muffler Brake, Inc.	19,526	938,224
New York & Co., Inc.*	18,449	117,151

Office Depot, Inc.*	154,549	$598,105
OfficeMax, Inc.	55,136	564,041
Pacific Sunwear of California, Inc.*	28,305	103,313
Penske Automotive Group, Inc.	26,339	804,393
PEP Boys-Manny, Moe & Jack*	33,225	384,745
Pier 1 Imports, Inc.	59,344	1,393,991
RadioShack Corp.*	62,161	196,429
Rent-A-Center, Inc.	36,029	1,352,889
Restoration Hardware Holdings, Inc.*	11,053	828,975
rue21, Inc.*	9,178	381,897
Sears Hometown and Outlet Stores, Inc.*	5,450	238,274
Select Comfort Corp.*	34,865	873,717
Shoe Carnival, Inc.	9,134	219,307
Sonic Automotive, Inc., Class A	24,360	514,970
Stage Stores, Inc.	20,333	477,826
Stein Mart, Inc.	17,442	238,083
Systemax, Inc.	6,603	62,134
Tile Shop Holdings, Inc.*	11,477	332,374
Tilly’s, Inc., Class A*	6,156	98,496
Trans World Entertainment Corp.	5,447	26,472
Vitamin Shoppe, Inc.*	19,066	854,919
West Marine, Inc.*	10,292	113,212
Wet Seal, Inc., Class A*	55,594	261,848
Winmark Corp.	1,411	91,532
Zale Corp.*	20,433	185,940
Zumiez, Inc.*	13,207	379,701

		31,447,390

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	35,742	68,625
Columbia Sportswear Co.	7,885	493,995
Crocs, Inc.*	55,185	910,553
Culp, Inc.	5,132	89,246
Fifth & Pacific Cos., Inc.*	75,077	1,677,220
G-III Apparel Group Ltd.*	10,478	504,201
Iconix Brand Group, Inc.*	35,624	1,047,702
Jones Group, Inc.	50,130	689,288
Maidenform Brands, Inc.*	14,474	250,834
Movado Group, Inc.	11,110	375,851
Oxford Industries, Inc.	8,418	525,283
Perry Ellis International, Inc.	7,868	159,799
Quiksilver, Inc.*	82,925	534,037
R.G. Barry Corp.	6,220	101,013
Skechers U.S.A., Inc., Class A*	24,112	578,929
Steven Madden Ltd.*	25,038	1,211,338
True Religion Apparel, Inc.	16,369	518,243
Tumi Holdings, Inc.*	29,868	716,832
Unifi, Inc.*	9,051	187,084
Vera Bradley, Inc.*	13,467	291,695
Wolverine World Wide, Inc.	31,285	1,708,474

		12,640,242

Total Consumer Discretionary		126,975,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,145	$877,943
Coca-Cola Bottling Co. Consolidated	2,917	178,375
Craft Brew Alliance, Inc.*	6,023	49,629
National Beverage Corp.	7,373	128,806

		1,234,753

Food & Staples Retailing (0.9%)
Andersons, Inc.	11,648	619,557
Arden Group, Inc., Class A	649	71,643
Casey’s General Stores, Inc.	23,934	1,439,869
Chefs’ Warehouse, Inc.*	8,661	148,969
Fairway Group Holdings Corp.*	9,799	236,842
Harris Teeter Supermarkets, Inc.	30,887	1,447,365
Ingles Markets, Inc., Class A	7,686	194,071
Nash Finch Co.	7,812	171,942
Natural Grocers by Vitamin Cottage, Inc.*	5,579	172,949
Pantry, Inc.*	14,761	179,789
Pricesmart, Inc.	11,771	1,031,493
Rite Aid Corp.*	456,869	1,306,645
Roundy’s, Inc.	15,911	132,539
Spartan Stores, Inc.	13,296	245,178
SUPERVALU, Inc.*	127,690	794,232
Susser Holdings Corp.*	11,285	540,326
United Natural Foods, Inc.*	30,802	1,663,000
Village Super Market, Inc., Class A	3,940	130,375
Weis Markets, Inc.	6,775	305,349

		10,832,133

Food Products (1.3%)
Alico, Inc.	1,813	72,719
Annie’s, Inc.*	8,599	367,521
B&G Foods, Inc.	33,163	1,129,200
Boulder Brands, Inc.*	37,374	450,357
Calavo Growers, Inc.	7,664	208,384
Cal-Maine Foods, Inc.	9,365	435,566
Chiquita Brands International, Inc.*	28,789	314,376
Darling International, Inc.*	74,044	1,381,661
Diamond Foods, Inc.*	13,789	286,122
Dole Food Co., Inc.*	32,150	409,913
Farmer Bros Co.*	3,975	55,889
Fresh Del Monte Produce, Inc.	23,566	657,020
Griffin Land & Nurseries, Inc.	1,483	42,295
Hain Celestial Group, Inc.*	24,028	1,561,099
Inventure Foods, Inc.*	9,058	75,725
J&J Snack Foods Corp.	9,303	723,773
John B. Sanfilippo & Son, Inc.	5,239	105,618
Lancaster Colony Corp.	11,528	899,069
Lifeway Foods, Inc.	3,158	54,823
Limoneira Co.	6,143	127,344
Omega Protein Corp.*	12,728	114,297
Pilgrim’s Pride Corp.*	38,001	567,735
Post Holdings, Inc.*	20,406	890,926
Sanderson Farms, Inc.	14,407	956,913
Seaboard Corp.	181	490,148
Seneca Foods Corp., Class A*	4,936	151,436

Snyders-Lance, Inc.	29,587	$840,567
Tootsie Roll Industries, Inc.	12,243	389,083
TreeHouse Foods, Inc.*	22,659	1,485,071

		15,244,650

Household Products (0.1%)
Central Garden & Pet Co., Class A*	26,165	180,538
Harbinger Group, Inc.*	20,525	154,759
Oil-Dri Corp. of America	2,798	76,861
Orchids Paper Products Co.	3,780	99,225
Spectrum Brands Holdings, Inc.	13,454	765,129
WD-40 Co.	9,615	523,825

		1,800,337

Personal Products (0.3%)
Elizabeth Arden, Inc.*	16,015	721,796
Female Health Co.	13,517	133,278
Inter Parfums, Inc.	10,237	291,959
Lifevantage Corp.*	69,852	162,057
Medifast, Inc.*	8,763	225,735
Nature’s Sunshine Products, Inc.	6,795	111,098
Nutraceutical International Corp.	5,202	106,329
Prestige Brands Holdings, Inc.*	32,025	933,208
Revlon, Inc., Class A*	7,322	161,523
Star Scientific, Inc.*	104,118	144,724
Synutra International, Inc.*	9,739	49,572
USANA Health Sciences, Inc.*	3,778	273,452

		3,314,731

Tobacco (0.1%)
Alliance One International, Inc.*	55,212	209,806
Universal Corp.	14,541	841,197
Vector Group Ltd.	37,664	610,910

		1,661,913

Total Consumer Staples		34,088,517

Energy (4.1%)
Energy Equipment & Services (1.5%)
Basic Energy Services, Inc.*	18,993	229,625
Bolt Technology Corp.	5,087	86,886
Bristow Group, Inc.	22,537	1,472,117
C&J Energy Services, Inc.*	28,239	546,989
Cal Dive International, Inc.*	63,094	118,617
CARBO Ceramics, Inc.	12,373	834,311
Dawson Geophysical Co.*	5,049	186,106
Era Group, Inc.*	12,536	327,816
Exterran Holdings, Inc.*	36,010	1,012,601
Forum Energy Technologies, Inc.*	24,436	743,587
Geospace Technologies Corp.*	8,085	558,512
Global Geophysical Services, Inc.*	14,523	68,549
Gulf Island Fabrication, Inc.	8,664	165,916
Gulfmark Offshore, Inc., Class A	16,678	752,011
Helix Energy Solutions Group, Inc.*	66,228	1,525,893
Hercules Offshore, Inc.*	99,805	702,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hornbeck Offshore Services, Inc.*	22,427	$1,199,844
ION Geophysical Corp.*	83,462	502,441
Key Energy Services, Inc.*	95,688	569,344
Lufkin Industries, Inc.	21,208	1,876,272
Matrix Service Co.*	16,874	262,897
Mitcham Industries, Inc.*	8,182	137,294
Natural Gas Services Group, Inc.*	7,688	180,591
Newpark Resources, Inc.*	54,003	593,493
Nuverra Environmental Solutions, Inc.*	91,363	264,953
Parker Drilling Co.*	73,806	367,554
PHI, Inc. (Non-Voting)*	7,879	270,250
Pioneer Energy Services Corp.*	38,558	255,254
RigNet, Inc.*	7,341	187,049
SEACOR Holdings, Inc.	12,437	1,032,893
Tesco Corp.*	18,637	246,940
TETRA Technologies, Inc.*	49,053	503,284
TGC Industries, Inc.	8,990	73,898
Vantage Drilling Co.*	122,338	249,570
Willbros Group, Inc.*	25,188	154,654

		18,260,638

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	49,614	104,189
Adams Resources & Energy, Inc.	1,461	100,648
Alon USA Energy, Inc.	14,805	214,080
Alpha Natural Resources, Inc.*	138,213	724,236
Amyris, Inc.*	18,122	52,373
Apco Oil and Gas International, Inc.*	5,407	62,343
Approach Resources, Inc.*	21,881	537,616
Arch Coal, Inc.	133,634	505,137
Berry Petroleum Co., Class A	32,931	1,393,640
Bill Barrett Corp.*	30,647	619,682
Bonanza Creek Energy, Inc.*	18,400	652,464
BPZ Resources, Inc.*	73,484	131,536
Callon Petroleum Co.*	26,711	90,016
Carrizo Oil & Gas, Inc.*	25,191	713,661
Clayton Williams Energy, Inc.*	3,739	162,646
Clean Energy Fuels Corp.*	42,875	565,950
Cloud Peak Energy, Inc.*	38,283	630,904
Comstock Resources, Inc.	30,387	477,987
Contango Oil & Gas Co.	8,179	276,041
Crimson Exploration, Inc.*	12,457	35,129
Crosstex Energy, Inc.	29,977	592,346
Delek U.S. Holdings, Inc.	23,428	674,258
Diamondback Energy, Inc.*	11,125	370,685
Emerald Oil, Inc.*	22,834	156,641
Endeavour International Corp.*	30,820	118,349
Energy XXI Bermuda Ltd.	49,575	1,099,573
EPL Oil & Gas, Inc.*	18,665	548,004
Equal Energy Ltd.	21,092	85,212
Evolution Petroleum Corp.*	10,103	110,224
EXCO Resources, Inc.	84,772	647,658
Forest Oil Corp.*	76,342	312,239
Frontline Ltd.*	31,024	54,912
FX Energy, Inc.*	34,294	110,084
GasLog Ltd.	16,482	210,970

Gastar Exploration Ltd.*	39,216	$104,707
Goodrich Petroleum Corp.*	16,930	216,704
Green Plains Renewable Energy, Inc.*	16,090	214,319
Halcon Resources Corp.*	129,380	733,585
Hallador Energy Co.	5,328	42,890
Isramco, Inc.*	576	53,672
KiOR, Inc., Class A*	26,575	151,743
Knightsbridge Tankers Ltd.	14,962	110,120
Kodiak Oil & Gas Corp.*	166,306	1,478,460
L&L Energy, Inc.*	18,844	66,896
Magnum Hunter Resources Corp.*	108,052	394,390
Matador Resources Co.*	30,554	366,037
Midstates Petroleum Co., Inc.*	20,472	110,754
Miller Energy Resources, Inc.*	20,161	80,644
Nordic American Tankers Ltd.	42,182	319,318
Northern Oil and Gas, Inc.*	40,005	533,667
Panhandle Oil and Gas, Inc., Class A	4,307	122,749
PDC Energy, Inc.*	18,967	976,421
Penn Virginia Corp.*	36,176	170,027
PetroQuest Energy, Inc.*	36,496	144,524
Quicksilver Resources, Inc.*	81,314	136,608
Renewable Energy Group, Inc.*	13,490	191,963
Rentech, Inc.	79,306	166,543
Resolute Energy Corp.*	42,112	336,054
REX American Resources Corp.*	3,559	102,392
Rex Energy Corp.*	28,381	498,938
Rosetta Resources, Inc.*	38,167	1,622,861
Sanchez Energy Corp.*	17,735	407,196
Scorpio Tankers, Inc.	101,537	911,802
SemGroup Corp., Class A	26,523	1,428,529
Ship Finance International Ltd.	31,889	473,233
Solazyme, Inc.*	30,188	353,803
Stone Energy Corp.*	31,339	690,398
Swift Energy Co.*	26,916	322,723
Synergy Resources Corp.*	25,380	185,782
Targa Resources Corp.	20,510	1,319,408
Teekay Tankers Ltd., Class A	41,742	109,781
Triangle Petroleum Corp.*	28,674	201,005
Uranium Energy Corp.*	57,112	102,230
Ur-Energy, Inc.*	74,986	100,481
VAALCO Energy, Inc.*	35,538	203,277
W&T Offshore, Inc.	21,731	310,536
Warren Resources, Inc.*	46,729	119,159
Western Refining, Inc.	34,430	966,450
Westmoreland Coal Co.*	7,694	86,404
ZaZa Energy Corp.*	22,244	26,693

		30,907,309

Total Energy		49,167,947

Financials (17.0%)
Capital Markets (1.9%)
Apollo Investment Corp.	141,009	1,091,410
Arlington Asset Investment Corp., Class A	6,070	162,312
BGC Partners, Inc., Class A	79,778	469,892
BlackRock Kelso Capital Corp.	46,343	433,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Calamos Asset Management, Inc., Class A	12,480	$131,040
Capital Southwest Corp.	2,049	282,414
CIFC Corp.*	3,946	29,792
Cohen & Steers, Inc.	11,929	405,347
Cowen Group, Inc., Class A*	60,103	174,299
Diamond Hill Investment Group, Inc.	1,714	145,776
Evercore Partners, Inc., Class A	19,827	778,805
FBR & Co.*	5,327	134,560
Fidus Investment Corp.	8,747	163,656
Fifth Street Finance Corp.	76,247	796,781
Financial Engines, Inc.	30,589	1,394,553
FXCM, Inc., Class A	22,841	374,821
GAMCO Investors, Inc., Class A	3,748	207,677
Garrison Capital, Inc.	3,556	54,834
GFI Group, Inc.	43,085	168,462
Gladstone Capital Corp.	13,885	113,440
Gladstone Investment Corp.	17,046	125,288
Golub Capital BDC, Inc.	21,713	379,978
Greenhill & Co., Inc.	17,723	810,650
GSV Capital Corp.*	11,627	91,388
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	9,329	110,829
Hercules Technology Growth Capital, Inc.	38,931	542,698
HFF, Inc., Class A	20,614	366,311
Horizon Technology Finance Corp.	5,545	76,188
ICG Group, Inc.*	23,940	272,916
INTL FCStone, Inc.*	8,722	152,199
Investment Technology Group, Inc.*	23,331	326,167
Janus Capital Group, Inc.	93,518	795,838
JMP Group, Inc.	10,335	68,624
KCAP Financial, Inc.	18,200	204,932
Knight Capital Group, Inc., Class A*	117,317	421,168
Ladenburg Thalmann Financial Services, Inc.*	65,662	108,342
Main Street Capital Corp.	21,843	604,833
Manning & Napier, Inc.	8,874	157,602
MCG Capital Corp.	45,169	235,331
Medallion Financial Corp.	11,992	166,809
Medley Capital Corp.	18,730	254,353
MVC Capital, Inc.	14,465	182,114
New Mountain Finance Corp.	20,084	284,389
NGP Capital Resources Co.	12,601	77,244
Oppenheimer Holdings, Inc., Class A	5,990	114,050
PennantPark Floating Rate Capital Ltd.	6,163	87,145
PennantPark Investment Corp.	41,944	463,481
Piper Jaffray Cos., Inc.*	10,822	342,083
Prospect Capital Corp.	152,930	1,651,644
Pzena Investment Management, Inc., Class A	6,565	42,804
Safeguard Scientifics, Inc.*	13,193	211,748
Solar Capital Ltd.	28,342	654,417
Solar Senior Capital Ltd.	7,506	138,185

Stellus Capital Investment Corp.	7,395	$111,295
Stifel Financial Corp.*	39,785	1,419,131
SWS Group, Inc.*	18,031	98,269
TCP Capital Corp.	16,048	269,125
THL Credit, Inc.	16,485	250,407
TICC Capital Corp.	33,184	319,230
Triangle Capital Corp.	17,449	480,022
Virtus Investment Partners, Inc.*	3,630	639,860
Walter Investment Management Corp.*	23,141	782,397
Westwood Holdings Group, Inc.	4,373	187,689
WhiteHorse Finance, Inc.	4,185	65,914
WisdomTree Investments, Inc.*	62,845	727,117

		23,385,845

Commercial Banks (5.1%)
1st Source Corp.	9,620	228,571
1st United Bancorp, Inc./Florida	19,206	129,064
Access National Corp.	4,956	64,329
American National Bankshares, Inc.	5,166	120,058
Ameris Bancorp*	15,288	257,603
Ames National Corp.	5,755	130,984
Arrow Financial Corp.	6,822	168,844
BancFirst Corp.	4,400	204,820
Banco Latinoamericano de Comercio Exterior S.A., Class E	18,544	415,200
Bancorp, Inc./Delaware*	21,002	314,820
BancorpSouth, Inc.	59,845	1,059,256
Bank of Kentucky Financial Corp.	3,743	106,451
Bank of Marin Bancorp/California	3,336	133,440
Bank of the Ozarks, Inc.	19,514	845,542
Banner Corp.	12,173	411,326
Bar Harbor Bankshares	2,603	95,140
BBCN Bancorp, Inc.	49,665	706,236
BNC Bancorp	10,963	125,197
Boston Private Financial Holdings, Inc.	50,435	536,628
Bridge Bancorp, Inc.	5,664	127,440
Bridge Capital Holdings*	5,855	92,860
Bryn Mawr Bank Corp.	8,426	201,634
C&F Financial Corp.	2,160	120,377
Camden National Corp.	4,755	168,660
Capital Bank Financial Corp., Class A*	15,408	292,598
Capital City Bank Group, Inc.*	7,460	86,014
Cardinal Financial Corp.	18,935	277,208
Cascade Bancorp*	3,383	21,008
Cathay General Bancorp	49,482	1,006,959
Center Bancorp, Inc.	7,632	96,850
Centerstate Banks, Inc.	19,287	167,411
Central Pacific Financial Corp.*	13,882	249,876
Century Bancorp, Inc./Massachusetts, Class A	2,022	70,770
Chemical Financial Corp.	17,396	452,122
Chemung Financial Corp.	2,044	68,454
Citizens & Northern Corp.	8,040	155,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

City Holding Co.	9,945	$387,358
CNB Financial Corp./Pennsylvania	8,184	138,637
CoBiz Financial, Inc.	22,578	187,397
Columbia Banking System, Inc.	32,127	764,944
Community Bank System, Inc.	25,301	780,536
Community Trust Bancorp, Inc.	8,872	316,021
ConnectOne Bancorp, Inc.*	1,072	32,953
Crescent Financial Bancshares, Inc.*	7,028	30,783
CU Bancorp*	5,707	90,171
Customers Bancorp, Inc.*	12,500	203,125
CVB Financial Corp.	57,405	675,083
Eagle Bancorp, Inc.*	14,240	318,680
Enterprise Bancorp, Inc./Massachusetts	4,633	85,664
Enterprise Financial Services Corp.	11,487	183,332
F.N.B. Corp./Pennsylvania	90,998	1,099,256
Farmers Capital Bank Corp.*	4,596	99,687
Fidelity Southern Corp.*	6,684	82,681
Financial Institutions, Inc.	9,045	166,518
First Bancorp, Inc./Maine	5,973	104,408
First Bancorp/North Carolina	12,282	173,176
First BanCorp/Puerto Rico*	45,589	322,770
First Busey Corp.	46,084	207,378
First Commonwealth Financial Corp.	62,075	457,493
First Community Bancshares, Inc./Virginia	11,433	179,269
First Connecticut Bancorp, Inc./Connecticut	10,716	149,167
First Financial Bancorp	36,856	549,154
First Financial Bankshares, Inc.	19,812	1,102,736
First Financial Corp./Indiana	7,259	224,956
First Financial Holdings, Inc.	10,311	218,696
First Interstate Bancsystem, Inc.	11,082	229,730
First M&F Corp.	5,083	80,362
First Merchants Corp.	18,364	314,943
First Midwest Bancorp, Inc./Illinois	47,159	647,021
First NBC Bank Holding Co.*	2,619	63,904
First of Long Island Corp.	5,013	166,381
First Security Group, Inc./Tennessee*	38,946	84,513
FirstMerit Corp.	103,986	2,082,840
Flushing Financial Corp.	19,504	320,841
FNB United Corp.*	5,920	48,011
German American Bancorp, Inc.	8,194	184,529
Glacier Bancorp, Inc.	45,276	1,004,674
Great Southern Bancorp, Inc.	6,649	179,257
Guaranty Bancorp	9,005	102,207
Hampton Roads Bankshares, Inc.*	19,322	24,925
Hancock Holding Co.	53,123	1,597,409
Hanmi Financial Corp.*	19,878	351,244
Heartland Financial USA, Inc.	9,448	259,726
Heritage Commerce Corp.*	13,279	92,953
Heritage Financial Corp./Washington	9,573	140,244

Heritage Oaks Bancorp*	11,907	$73,466
Home BancShares, Inc./Arkansas	28,576	742,119
Home Federal Bancorp, Inc./Idaho	9,458	120,495
HomeTrust Bancshares, Inc.*	12,968	219,937
Horizon Bancorp/Indiana	5,351	109,214
Hudson Valley Holding Corp.	10,265	174,300
IBERIABANK Corp.	18,637	999,130
Independent Bank Corp./Massachusetts	14,428	497,766
Independent Bank Group, Inc.*	2,390	72,656
International Bancshares Corp.	33,617	759,072
Intervest Bancshares Corp., Class A*	10,909	72,872
Investors Bancorp, Inc.	29,097	613,365
Lakeland Bancorp, Inc.	19,077	198,973
Lakeland Financial Corp.	10,235	284,021
LCNB Corp.	3,493	78,103
Macatawa Bank Corp.*	14,672	73,947
MainSource Financial Group, Inc.	12,898	173,220
MB Financial, Inc.	34,318	919,722
Mercantile Bank Corp.	5,302	95,277
Merchants Bancshares, Inc.	3,547	104,885
Metro Bancorp, Inc.*	8,833	176,925
MetroCorp Bancshares, Inc.	10,433	101,826
Middleburg Financial Corp.	3,166	60,471
MidSouth Bancorp, Inc.	5,182	80,476
MidWestOne Financial Group, Inc.	4,449	107,043
National Bank Holdings Corp., Class A	32,621	642,634
National Bankshares, Inc./Virginia	4,627	164,397
National Penn Bancshares, Inc.	73,747	749,270
NBT Bancorp, Inc.	27,635	585,033
NewBridge Bancorp*	15,346	91,923
Northrim BanCorp, Inc.	4,288	103,727
OFG Bancorp	28,895	523,288
Old National Bancorp/Indiana	63,851	883,059
OmniAmerican Bancorp, Inc.*	7,174	158,043
Pacific Continental Corp.	11,386	134,355
Pacific Premier Bancorp, Inc.*	9,257	113,121
PacWest Bancorp	23,759	728,213
Palmetto Bancshares, Inc.*	2,700	35,100
Park National Corp.	7,310	502,855
Park Sterling Corp.*	28,558	168,778
Peapack-Gladstone Financial Corp.	5,464	95,620
Penns Woods Bancorp, Inc.	2,453	102,683
Peoples Bancorp, Inc./Ohio	7,025	148,087
Pinnacle Financial Partners, Inc.*	21,903	563,126
Preferred Bank/California*	7,648	126,039
PrivateBancorp, Inc.	40,723	863,735
Prosperity Bancshares, Inc.	37,761	1,955,642
Renasant Corp.	15,953	388,296
Republic Bancorp, Inc./Kentucky, Class A	6,533	143,203
S&T Bancorp, Inc.	18,788	368,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sandy Spring Bancorp, Inc.	15,593	$337,121
SCBT Financial Corp.	10,776	543,003
Seacoast Banking Corp. of Florida*	47,356	104,183
Sierra Bancorp	7,837	115,988
Simmons First National Corp., Class A	10,458	272,849
Southside Bancshares, Inc.	11,402	272,280
Southwest Bancorp, Inc./Oklahoma*	12,873	169,924
State Bank Financial Corp.	20,353	305,906
StellarOne Corp.	14,329	281,565
Sterling Bancorp/New York	19,525	226,880
Sterling Financial Corp./Washington	21,284	506,134
Suffolk Bancorp*	7,103	116,063
Sun Bancorp, Inc./New Jersey*	25,588	86,743
Susquehanna Bancshares, Inc.	116,935	1,502,615
SY Bancorp, Inc.	8,681	212,945
Taylor Capital Group, Inc.*	11,017	186,077
Texas Capital Bancshares, Inc.*	25,615	1,136,281
Tompkins Financial Corp.	9,010	407,162
TowneBank/Virginia	16,332	240,407
Trico Bancshares	10,329	220,318
Tristate Capital Holdings, Inc.*	4,063	55,866
Trustmark Corp.	42,275	1,039,119
UMB Financial Corp.	20,346	1,132,662
Umpqua Holdings Corp.	70,275	1,054,828
Union First Market Bankshares Corp.	12,650	260,463
United Bankshares, Inc./West Virginia	10,445	276,270
United Community Banks, Inc./Georgia*	26,948	334,694
Univest Corp. of Pennsylvania	10,534	200,883
ViewPoint Financial Group, Inc.	24,959	519,397
Virginia Commerce Bancorp, Inc.*	17,386	242,709
Washington Banking Co.	10,202	144,868
Washington Trust Bancorp, Inc.	9,313	265,607
Webster Financial Corp.	56,588	1,453,180
WesBanco, Inc.	16,189	427,875
West Bancorp, Inc.	9,825	115,444
Westamerica Bancorp	17,017	777,507
Western Alliance Bancorp*	46,584	737,425
Wilshire Bancorp, Inc.	39,894	264,098
Wintrust Financial Corp.	23,219	888,823
Yadkin Financial Corp.*	8,719	122,415

		61,823,156

Consumer Finance (0.6%)
Cash America International, Inc.	17,928	815,007
Consumer Portfolio Services, Inc.*	10,696	78,509
Credit Acceptance Corp.*	4,480	470,624
DFC Global Corp.*	25,548	352,818
Encore Capital Group, Inc.*	14,533	481,203
EZCORP, Inc., Class A*	31,929	538,961
First Cash Financial Services, Inc.*	18,298	900,445

First Marblehead Corp.*	56,141	$66,246
Green Dot Corp., Class A*	16,322	325,624
Imperial Holdings, Inc.*	10,717	73,411
Nelnet, Inc., Class A	14,427	520,670
Netspend Holdings, Inc.*	22,106	353,033
Nicholas Financial, Inc.	6,526	98,673
Portfolio Recovery Associates, Inc.*	10,585	1,626,174
Regional Management Corp.*	3,395	84,875
World Acceptance Corp.*	5,858	509,294

		7,295,567

Diversified Financial Services (0.2%)
California First National Bancorp	1,787	29,486
Gain Capital Holdings, Inc.	7,328	46,240
MarketAxess Holdings, Inc.	23,373	1,092,688
Marlin Business Services Corp.	5,264	119,914
NewStar Financial, Inc.*	16,122	214,745
PHH Corp.*	35,877	731,173
PICO Holdings, Inc.*	14,713	308,384
Resource America, Inc., Class A	8,040	68,340

		2,610,970

Insurance (1.8%)
Ambac Financial Group, Inc.*	28,403	676,844
American Equity Investment Life Holding Co.	40,376	633,903
American Safety Insurance Holdings Ltd.*	6,176	178,795
AMERISAFE, Inc.	11,879	384,761
Amtrust Financial Services, Inc.	17,923	639,851
Argo Group International Holdings Ltd.	17,225	730,176
Baldwin & Lyons, Inc., Class B	6,179	150,026
Citizens, Inc./Texas*	27,008	161,508
CNO Financial Group, Inc.	139,054	1,802,140
Crawford & Co., Class B	15,701	88,240
Donegal Group, Inc., Class A	5,504	76,891
Eastern Insurance Holdings, Inc.	4,565	85,594
eHealth, Inc.*	12,299	279,433
EMC Insurance Group, Inc.	3,300	86,658
Employers Holdings, Inc.	1,423	34,792
Enstar Group Ltd.*	5,941	790,034
FBL Financial Group, Inc., Class A	5,617	244,396
First American Financial Corp.	68,395	1,507,426
Fortegra Financial Corp.*	4,602	31,616
Global Indemnity plc*	6,052	142,525
Greenlight Capital Reinsurance Ltd., Class A*	17,837	437,542
Hallmark Financial Services, Inc.*	9,017	82,415
HCI Group, Inc.	5,799	178,145
Health Insurance Innovations, Inc., Class A*	2,761	29,046
Hilltop Holdings, Inc.*	39,168	642,355
Horace Mann Educators Corp.	25,161	613,425
Independence Holding Co.	4,617	54,573
Infinity Property & Casualty Corp.	7,362	439,953
Investors Title Co.	894	63,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Kansas City Life Insurance Co.	2,389	$91,427
Maiden Holdings Ltd.	32,093	360,083
Meadowbrook Insurance Group, Inc.	32,131	258,012
Montpelier Reinsurance Holdings Ltd.	29,589	740,021
National Financial Partners Corp.*	25,199	637,787
National Interstate Corp.	4,268	124,839
National Western Life Insurance Co., Class A	1,315	249,653
Navigators Group, Inc.*	6,494	370,418
OneBeacon Insurance Group Ltd., Class A	14,848	214,999
Phoenix Cos., Inc.*	3,554	152,822
Platinum Underwriters Holdings Ltd.	20,226	1,157,332
Primerica, Inc.	35,707	1,336,870
RLI Corp.	13,576	1,037,342
Safety Insurance Group, Inc.	8,484	411,559
Selective Insurance Group, Inc.	35,367	814,148
State Auto Financial Corp.	9,839	178,775
Stewart Information Services Corp.	13,675	358,148
Symetra Financial Corp.	50,885	813,651
Tower Group International Ltd.	36,273	743,959
United Fire Group, Inc.	13,128	325,968
Universal Insurance Holdings, Inc.	19,490	137,989

		21,782,285

Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	34,821	859,730
AG Mortgage Investment Trust, Inc. (REIT)	19,247	362,036
Agree Realty Corp. (REIT)	8,632	254,817
Alexander’s, Inc. (REIT)	1,345	395,040
American Assets Trust, Inc. (REIT)	21,295	657,164
American Capital Mortgage Investment Corp. (REIT)	38,340	688,970
American Realty Capital Properties, Inc. (REIT)	97,132	1,482,234
American Residential Properties, Inc. (REIT)*	8,614	148,161
AmREIT, Inc. (REIT)	10,260	198,428
Anworth Mortgage Asset Corp. (REIT)	95,353	533,977
Apollo Commercial Real Estate Finance, Inc. (REIT)	24,479	388,727
Apollo Residential Mortgage, Inc. (REIT)	19,551	322,200
Ares Commercial Real Estate Corp. (REIT)	4,704	60,258
Armada Hoffler Properties, Inc. (REIT)	11,944	140,700
ARMOUR Residential REIT, Inc. (REIT)	238,496	1,123,316
Ashford Hospitality Trust, Inc. (REIT)	33,025	378,136

Associated Estates Realty Corp. (REIT)	32,037	$515,155
Aviv REIT, Inc. (REIT)	7,390	186,893
Campus Crest Communities, Inc. (REIT)	41,240	475,910
CapLease, Inc. (REIT)	56,822	479,578
Capstead Mortgage Corp. (REIT)	61,911	749,123
Cedar Realty Trust, Inc. (REIT)	26,792	138,783
Chambers Street Properties (REIT)	155,888	1,558,880
Chatham Lodging Trust (REIT)	11,369	195,319
Chesapeake Lodging Trust (REIT)	30,711	638,482
Colonial Properties Trust (REIT)	55,771	1,345,197
Colony Financial, Inc. (REIT)	41,258	820,622
Coresite Realty Corp. (REIT)	13,004	413,657
Cousins Properties, Inc. (REIT)	67,504	681,790
CubeSmart (REIT)	83,693	1,337,414
CyrusOne, Inc. (REIT)	12,204	253,111
CYS Investments, Inc. (REIT)	112,256	1,033,878
DCT Industrial Trust, Inc. (REIT)	183,391	1,311,246
DiamondRock Hospitality Co. (REIT)	123,247	1,148,662
DuPont Fabros Technology, Inc. (REIT)	39,462	953,007
Dynex Capital, Inc. (REIT)	36,237	369,255
EastGroup Properties, Inc. (REIT)	19,119	1,075,826
Education Realty Trust, Inc. (REIT)	72,152	738,115
Ellington Residential Mortgage REIT (REIT)	4,021	71,775
EPR Properties (REIT)	29,672	1,491,611
Equity One, Inc. (REIT)	37,801	855,437
Excel Trust, Inc. (REIT)	30,395	389,360
FelCor Lodging Trust, Inc. (REIT)*	78,167	461,967
First Industrial Realty Trust, Inc. (REIT)	67,627	1,025,902
First Potomac Realty Trust (REIT)	37,294	487,060
Franklin Street Properties Corp. (REIT)	56,725	748,770
GEO Group, Inc. (REIT)	44,803	1,521,062
Getty Realty Corp. (REIT)	16,277	336,120
Gladstone Commercial Corp. (REIT)	8,256	153,892
Glimcher Realty Trust (REIT)	91,480	998,962
Government Properties Income Trust (REIT)	34,143	861,086
Gramercy Property Trust, Inc. (REIT)*	37,698	169,641
Healthcare Realty Trust, Inc. (REIT)	57,013	1,453,831
Hersha Hospitality Trust (REIT)	127,189	717,346
Highwoods Properties, Inc. (REIT)	51,803	1,844,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hudson Pacific Properties, Inc. (REIT)	27,332	$581,625
Inland Real Estate Corp. (REIT)	53,938	551,246
Invesco Mortgage Capital, Inc. (REIT)	86,336	1,429,724
Investors Real Estate Trust (REIT)	62,784	539,942
iStar Financial, Inc. (REIT)*	53,594	605,076
JAVELIN Mortgage Investment Corp. (REIT)	8,954	126,162
Kite Realty Group Trust (REIT)	57,549	347,020
LaSalle Hotel Properties (REIT)	60,099	1,484,445
Lexington Realty Trust (REIT)	106,221	1,240,661
LTC Properties, Inc. (REIT)	22,004	859,256
Medical Properties Trust, Inc. (REIT)	94,822	1,357,851
Monmouth Real Estate Investment Corp. (REIT), Class A	27,090	267,378
MPG Office Trust, Inc. (REIT)*	36,928	115,954
National Health Investors, Inc. (REIT)	15,558	931,302
New Residential Investment Corp. (REIT)	158,576	1,068,802
New York Mortgage Trust, Inc. (REIT)	41,167	278,701
NorthStar Realty Finance Corp. (REIT)	125,172	1,139,065
One Liberty Properties, Inc. (REIT)	7,670	168,433
Parkway Properties, Inc./Maryland (REIT)	27,372	458,755
Pebblebrook Hotel Trust (REIT)	38,572	997,086
Pennsylvania Real Estate Investment Trust (REIT)	42,857	809,140
PennyMac Mortgage Investment Trust (REIT)	8,208	172,778
Potlatch Corp. (REIT)	25,525	1,032,231
PS Business Parks, Inc. (REIT)	11,477	828,295
RAIT Financial Trust (REIT)	44,650	335,768
Ramco-Gershenson Properties Trust (REIT)	37,877	588,230
Redwood Trust, Inc. (REIT)	51,860	881,620
Resource Capital Corp. (REIT)	82,326	506,305
Retail Opportunity Investments Corp. (REIT)	42,563	591,626
RLJ Lodging Trust (REIT)	77,831	1,750,419
Rouse Properties, Inc. (REIT)	14,032	275,308
Ryman Hospitality Properties (REIT)	27,957	1,090,603
Sabra Health Care REIT, Inc. (REIT)	23,678	618,233
Saul Centers, Inc. (REIT)	5,001	222,344
Select Income REIT (REIT)	10,869	304,767
Silver Bay Realty Trust Corp. (REIT)	10,009	165,749
Sovran Self Storage, Inc. (REIT)	19,772	1,281,028

Spirit Realty Capital, Inc. (REIT)	36,346	$644,051
STAG Industrial, Inc. (REIT)	26,630	531,269
Strategic Hotels & Resorts, Inc. (REIT)*	113,922	1,009,349
Summit Hotel Properties, Inc. (REIT)	40,912	386,618
Sun Communities, Inc. (REIT)	22,684	1,128,756
Sunstone Hotel Investors, Inc. (REIT)*	102,334	1,236,195
Terreno Realty Corp. (REIT)	12,302	227,956
UMH Properties, Inc. (REIT)	9,996	102,659
Universal Health Realty Income Trust (REIT)	4,493	193,783
Urstadt Biddle Properties, Inc. (REIT), Class A	9,209	185,746
Washington Real Estate Investment Trust (REIT)	42,122	1,133,503
Western Asset Mortgage Capital Corp. (REIT)	16,254	283,795
Whitestone REIT (REIT)	11,358	179,002
Winthrop Realty Trust (REIT)	18,742	225,466
ZAIS Financial Corp. (REIT)	3,916	71,154

		71,544,554

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	26,796	1,065,141
Altisource Residential Corp.*	15,790	263,535
AV Homes, Inc.*	6,201	109,944
Consolidated-Tomoka Land Co.	3,705	141,383
Forestar Group, Inc.*	21,924	439,796
Kennedy-Wilson Holdings, Inc.	33,333	554,661
Tejon Ranch Co.*	8,988	256,068
Thomas Properties Group, Inc.	21,068	111,660

		2,942,188

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	55,707	600,521
Bank Mutual Corp.	28,835	162,629
BankFinancial Corp.	13,450	114,325
BBX Capital Corp., Class A*	4,465	57,643
Beneficial Mutual Bancorp, Inc.*	19,561	164,312
Berkshire Hills Bancorp, Inc.	15,996	444,049
BofI Holding, Inc.*	7,641	350,111
Brookline Bancorp, Inc.	44,328	384,767
Capitol Federal Financial, Inc.	92,617	1,124,370
Charter Financial Corp./Maryland	14,069	141,816
Clifton Savings Bancorp, Inc.	5,839	69,192
Dime Community Bancshares, Inc.	20,437	313,095
Doral Financial Corp.*	76,814	63,756
ESB Financial Corp.	7,669	93,025
ESSA Bancorp, Inc.	5,602	61,398
EverBank Financial Corp.	50,462	835,651
Farmer Mac, Class C	6,457	186,478
First Defiance Financial Corp.	6,041	136,225
First Federal Bancshares of Arkansas, Inc.*	2,064	16,306
First Financial Northwest, Inc.	10,328	106,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

First PacTrust Bancorp, Inc.	6,562	$89,112
Flagstar Bancorp, Inc.*	12,443	173,704
Fox Chase Bancorp, Inc.	7,782	132,294
Franklin Financial Corp./Virginia	6,800	122,468
Hingham Institution for Savings	744	50,503
Home Bancorp, Inc.*	4,160	76,960
Home Loan Servicing Solutions Ltd.	35,734	856,544
HomeStreet, Inc.	8,130	174,388
Kearny Financial Corp.*	8,912	93,487
Meridian Interstate Bancorp, Inc.*	5,508	103,716
Meta Financial Group, Inc.	3,287	86,382
MGIC Investment Corp.*	204,303	1,240,119
NASB Financial, Inc.*	2,459	64,352
Northfield Bancorp, Inc./New Jersey	36,053	422,541
Northwest Bancshares, Inc.	59,060	797,901
OceanFirst Financial Corp.	8,822	137,182
Oritani Financial Corp.	28,696	449,953
PennyMac Financial Services, Inc., Class A*	7,907	168,182
Provident Financial Holdings, Inc.	5,614	89,150
Provident Financial Services, Inc.	37,702	594,938
Provident New York Bancorp	27,719	258,895
Radian Group, Inc.	108,638	1,262,374
Rockville Financial, Inc.	17,417	227,814
Roma Financial Corp.*	4,519	82,065
Territorial Bancorp, Inc.	6,697	151,419
Tree.com, Inc.	3,993	68,440
TrustCo Bank Corp./New York	59,933	326,036
United Community Financial Corp./Ohio*	23,881	111,047
United Financial Bancorp, Inc.	12,302	186,375
Walker & Dunlop, Inc.*	10,375	181,562
Waterstone Financial, Inc.*	4,279	43,475
Westfield Financial, Inc.	12,621	88,347
WSFS Financial Corp.	4,861	254,668

		14,592,544

Total Financials		205,977,109

Health Care (8.9%)
Biotechnology (2.7%)
ACADIA Pharmaceuticals, Inc.*	43,931	797,348
Achillion Pharmaceuticals, Inc.*	60,230	492,681
Acorda Therapeutics, Inc.*	25,364	836,758
Aegerion Pharmaceuticals, Inc.*	18,054	1,143,540
Alnylam Pharmaceuticals, Inc.*	36,301	1,125,694
AMAG Pharmaceuticals, Inc.*	13,680	304,380
Amicus Therapeutics, Inc.*	21,192	49,377
Anacor Pharmaceuticals, Inc.*	15,839	88,540
Arena Pharmaceuticals, Inc.*	136,518	1,051,189
ArQule, Inc.*	38,513	89,350
Array BioPharma, Inc.*	72,646	329,813
Astex Pharmaceuticals*	60,173	247,311
AVEO Pharmaceuticals, Inc.*	33,698	84,245
Biotime, Inc.*	21,944	86,898
Cell Therapeutics, Inc.*	70,300	73,815
Celldex Therapeutics, Inc.*	50,642	790,522

Cepheid, Inc.*	41,928	$1,443,162
Chelsea Therapeutics International Ltd.*	42,057	96,731
ChemoCentryx, Inc.*	15,087	213,330
Chimerix, Inc.*	5,186	125,709
Clovis Oncology, Inc.*	8,647	579,176
Coronado Biosciences, Inc.*	13,821	118,861
Curis, Inc.*	51,160	163,200
Cytokinetics, Inc.*	15,356	177,669
Cytori Therapeutics, Inc.*	39,501	90,852
Dendreon Corp.*	99,877	411,493
Durata Therapeutics, Inc.*	7,621	54,871
Dyax Corp.*	69,653	240,999
Dynavax Technologies Corp.*	118,666	130,533
Emergent Biosolutions, Inc.*	16,650	240,093
Enanta Pharmaceuticals, Inc.*	2,193	38,838
Enzon Pharmaceuticals, Inc.	24,618	49,236
Epizyme, Inc.*	3,662	103,012
Exact Sciences Corp.*	40,156	558,570
Exelixis, Inc.*	114,909	521,687
Fibrocell Science, Inc.*	10,052	61,518
Galena Biopharma, Inc.*	52,313	116,135
Genomic Health, Inc.*	10,257	325,249
Geron Corp.*	80,676	121,014
GTx, Inc.*	16,555	109,263
Halozyme Therapeutics, Inc.*	55,747	442,631
Hyperion Therapeutics, Inc.*	5,179	113,938
Idenix Pharmaceuticals, Inc.*	62,261	224,762
ImmunoGen, Inc.*	53,092	880,796
Immunomedics, Inc.*	46,406	252,449
Infinity Pharmaceuticals, Inc.*	29,979	487,159
Insmed, Inc.*	17,617	210,699
Insys Therapeutics, Inc.*	3,163	43,776
Intercept Pharmaceuticals, Inc.*	3,885	174,203
InterMune, Inc.*	51,150	492,063
Ironwood Pharmaceuticals, Inc.*	58,073	577,826
Isis Pharmaceuticals, Inc.*	70,218	1,886,758
KaloBios Pharmaceuticals, Inc.*	5,524	31,266
Keryx Biopharmaceuticals, Inc.*	51,825	387,133
KYTHERA Biopharmaceuticals, Inc.*	6,322	171,010
Lexicon Pharmaceuticals, Inc.*	141,436	306,916
Ligand Pharmaceuticals, Inc., Class B*	11,199	419,067
MannKind Corp.*	93,220	605,930
MEI Pharma, Inc.*	5,860	41,782
Merrimack Pharmaceuticals, Inc.*	56,396	379,545
MiMedx Group, Inc.*	52,321	369,386
Momenta Pharmaceuticals, Inc.*	29,440	443,366
Nanosphere, Inc.*	26,270	80,649
Neurocrine Biosciences, Inc.*	41,725	558,280
NewLink Genetics Corp.*	10,501	207,080
Novavax, Inc.*	83,872	171,938
NPS Pharmaceuticals, Inc.*	62,752	947,555
OncoGenex Pharmaceutical, Inc.*	9,616	94,237
Opko Health, Inc.*	88,736	630,026
Orexigen Therapeutics, Inc.*	59,354	347,221
Osiris Therapeutics, Inc.*	10,587	106,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

OvaScience, Inc.*	5,407	$74,238
PDL BioPharma, Inc.	88,232	681,151
Peregrine Pharmaceuticals, Inc.*	86,283	111,305
Portola Pharmaceuticals, Inc.*	6,012	147,715
Progenics Pharmaceuticals, Inc.*	31,633	141,083
Prothena Corp. plc*	7,234	93,391
Puma Biotechnology, Inc.*	13,819	613,149
Raptor Pharmaceutical Corp.*	34,313	320,827
Receptos, Inc.*	3,525	70,112
Regulus Therapeutics, Inc.*	5,661	55,534
Repligen Corp.*	19,791	163,078
Rigel Pharmaceuticals, Inc.*	54,973	183,610
Sangamo BioSciences, Inc.*	34,117	266,454
Sarepta Therapeutics, Inc.*	20,011	761,419
SIGA Technologies, Inc.*	23,027	65,397
Spectrum Pharmaceuticals, Inc.	37,312	278,348
Stemline Therapeutics, Inc.*	5,684	135,507
Sunesis Pharmaceuticals, Inc.*	19,427	101,215
Synageva BioPharma Corp.*	10,592	444,864
Synergy Pharmaceuticals, Inc.*	50,122	216,527
Synta Pharmaceuticals Corp.*	25,770	128,592
Targacept, Inc.*	17,966	76,715
Tesaro, Inc.*	8,355	273,543
Tetraphase Pharmaceuticals, Inc.*	6,872	48,310
TG Therapeutics, Inc.*	7,691	49,145
Threshold Pharmaceuticals, Inc.*	29,366	154,465
Trius Therapeutics, Inc.*	23,241	188,717
Vanda Pharmaceuticals, Inc.*	17,980	145,278
Verastem, Inc.*	8,637	119,882
Vical, Inc.*	49,002	153,376
XOMA Corp.*	39,607	143,773
ZIOPHARM Oncology, Inc.*	43,036	90,376

		32,265,816

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	13,800	655,638
ABIOMED, Inc.*	24,224	522,269
Accuray, Inc.*	46,086	264,534
Align Technology, Inc.*	45,754	1,694,728
Alphatec Holdings, Inc.*	40,262	82,537
Analogic Corp.	7,598	553,362
AngioDynamics, Inc.*	14,901	168,083
Anika Therapeutics, Inc.*	7,723	131,291
Antares Pharma, Inc.*	71,730	298,397
ArthroCare Corp.*	17,528	605,242
AtriCure, Inc.*	12,959	123,111
Atrion Corp.	942	206,025
Biolase, Inc.*	19,871	71,138
Cantel Medical Corp.	13,709	464,324
Cardiovascular Systems, Inc.*	13,043	276,512
Cerus Corp.*	44,429	196,376
CONMED Corp.	17,278	539,765
CryoLife, Inc.	17,740	111,052
Cutera, Inc.*	8,995	79,156
Cyberonics, Inc.*	17,284	898,077
Cynosure, Inc., Class A*	11,476	298,146
Derma Sciences, Inc.*	8,417	112,367
DexCom, Inc.*	44,291	994,333
Endologix, Inc.*	39,158	520,018
Exactech, Inc.*	5,381	106,275

GenMark Diagnostics, Inc.*	18,009	$186,213
Globus Medical, Inc., Class A*	34,066	574,353
Greatbatch, Inc.*	14,894	488,374
Haemonetics Corp.*	31,906	1,319,313
HeartWare International, Inc.*	10,212	971,263
ICU Medical, Inc.*	8,052	580,227
Insulet Corp.*	33,344	1,047,335
Integra LifeSciences Holdings Corp.*	12,525	458,791
Invacare Corp.	19,717	283,136
MAKO Surgical Corp.*	26,383	317,915
Masimo Corp.	30,406	644,607
Medical Action Industries, Inc.*	8,804	67,791
Meridian Bioscience, Inc.	25,909	557,044
Merit Medical Systems, Inc.*	26,146	291,528
Natus Medical, Inc.*	18,914	258,176
Navidea Biopharmaceuticals, Inc.*	74,923	200,044
Neogen Corp.*	14,916	828,733
NuVasive, Inc.*	27,865	690,773
NxStage Medical, Inc.*	37,240	531,787
OraSure Technologies, Inc.*	34,961	135,649
Orthofix International N.V.*	12,009	323,042
PhotoMedex, Inc.*	8,507	135,602
Quidel Corp.*	17,546	447,949
Rochester Medical Corp.*	7,036	103,640
Rockwell Medical, Inc.*	25,209	91,005
RTI Biologics, Inc.*	34,173	128,491
Solta Medical, Inc.*	44,194	100,762
Spectranetics Corp.*	25,377	474,042
STAAR Surgical Co.*	23,422	237,733
STERIS Corp.	36,955	1,584,630
SurModics, Inc.*	8,966	179,410
Symmetry Medical, Inc.*	23,628	198,948
TearLab Corp.*	16,000	169,920
Thoratec Corp.*	35,769	1,119,927
Tornier N.V.*	16,045	280,788
Unilife Corp.*	57,636	182,706
Utah Medical Products, Inc.	2,141	116,256
Vascular Solutions, Inc.*	10,067	148,086
Volcano Corp.*	34,393	623,545
West Pharmaceutical Services, Inc.	21,561	1,514,876
Wright Medical Group, Inc.*	25,207	660,675
Zeltiq Aesthetics, Inc.*	10,363	66,220

		29,294,061

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	22,128	731,773
Accretive Health, Inc.*	36,481	394,360
Addus HomeCare Corp.*	3,409	67,294
Air Methods Corp.	24,338	824,571
Alliance HealthCare Services, Inc.*	3,076	48,109
Almost Family, Inc.	4,977	94,563
Amedisys, Inc.*	19,346	224,800
AMN Healthcare Services, Inc.*	28,749	411,686
Amsurg Corp.*	19,907	698,736
Assisted Living Concepts, Inc., Class A*	12,696	151,844
Bio-Reference Labs, Inc.*	15,324	440,565
BioScrip, Inc.*	36,421	600,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Senior Living Corp.*	17,811	$425,683
Centene Corp.*	34,048	1,786,158
Chemed Corp.	11,838	857,426
Chindex International, Inc.*	7,245	117,514
Corvel Corp.*	7,922	231,877
Cross Country Healthcare, Inc.*	17,248	89,000
Emeritus Corp.*	25,183	583,742
Ensign Group, Inc.	12,048	424,331
ExamWorks Group, Inc.*	18,806	399,251
Five Star Quality Care, Inc.*	27,718	155,498
Gentiva Health Services, Inc.*	19,567	194,887
Hanger, Inc.*	21,647	684,695
HealthSouth Corp.*	54,629	1,573,315
Healthways, Inc.*	21,484	373,392
IPC The Hospitalist Co., Inc.*	10,458	537,123
Kindred Healthcare, Inc.*	34,035	446,880
Landauer, Inc.	5,911	285,560
LHC Group, Inc.*	7,519	147,222
Magellan Health Services, Inc.*	16,855	945,228
Molina Healthcare, Inc.*	17,789	661,395
MWI Veterinary Supply, Inc.*	7,975	982,839
National Healthcare Corp.	6,727	321,551
National Research Corp., Class A*	5,232	94,176
National Research Corp., Class B	546	19,077
Owens & Minor, Inc.	39,545	1,337,807
PharMerica Corp.*	18,241	252,820
Providence Service Corp.*	6,670	194,030
Select Medical Holdings Corp.	30,390	249,198
Skilled Healthcare Group, Inc., Class A*	12,314	82,258
Team Health Holdings, Inc.*	42,914	1,762,478
Triple-S Management Corp., Class B*	14,607	313,612
U.S. Physical Therapy, Inc.	7,562	209,014
Universal American Corp.	24,057	213,867
USMD Holdings, Inc.*	625	18,494
Vanguard Health Systems, Inc.*	21,128	438,195
WellCare Health Plans, Inc.*	27,208	1,511,404

		23,610,244

Health Care Technology (0.6%)
athenahealth, Inc.*	22,961	1,945,256
Computer Programs & Systems, Inc.	6,946	341,326
Greenway Medical Technologies*	8,883	109,616
HealthStream, Inc.*	12,590	318,779
HMS Holdings Corp.*	54,805	1,276,956
MedAssets, Inc.*	38,153	676,834
Medidata Solutions, Inc.*	16,613	1,286,677
Merge Healthcare, Inc.*	40,701	146,524
Omnicell, Inc.*	21,570	443,264
Quality Systems, Inc.	25,034	468,386
Vocera Communications, Inc.*	13,251	194,790

		7,208,408

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	6,437	52,268
Affymetrix, Inc.*	45,531	202,158
Albany Molecular Research, Inc.*	14,481	171,889

Cambrex Corp.*	19,239	$268,769
Fluidigm Corp.*	15,590	272,201
Furiex Pharmaceuticals, Inc.*	4,189	142,719
Harvard Bioscience, Inc.*	15,954	75,462
Luminex Corp.*	23,324	480,708
NeoGenomics, Inc.*	19,964	79,457
Pacific Biosciences of California, Inc.*	28,911	72,856
PAREXEL International Corp.*	35,527	1,632,110
Sequenom, Inc.*	72,074	303,432

		3,754,029

Pharmaceuticals (1.0%)
AcelRx Pharmaceuticals, Inc.*	13,100	121,437
Akorn, Inc.*	36,733	496,630
Alimera Sciences, Inc.*	10,628	51,865
Ampio Pharmaceuticals, Inc.*	16,783	96,838
Auxilium Pharmaceuticals, Inc.*	30,641	509,560
AVANIR Pharmaceuticals, Inc., Class A*	90,514	416,364
BioDelivery Sciences International, Inc.*	17,494	71,026
Cadence Pharmaceuticals, Inc.*	38,771	264,418
Cempra, Inc.*	8,847	69,272
Corcept Therapeutics, Inc.*	29,775	51,511
Cornerstone Therapeutics, Inc.*	4,990	39,920
Depomed, Inc.*	36,021	202,078
Endocyte, Inc.*	19,245	252,687
Hi-Tech Pharmacal Co., Inc.	6,929	230,043
Horizon Pharma, Inc.*	31,854	78,361
Impax Laboratories, Inc.*	42,716	852,184
Lannett Co., Inc.*	10,445	124,400
Medicines Co.*	35,037	1,077,738
Nektar Therapeutics*	72,239	834,360
Omeros Corp.*	17,864	90,034
Omthera Pharmaceuticals, Inc.*	3,710	49,343
Optimer Pharmaceuticals, Inc.*	30,438	440,438
Pacira Pharmaceuticals, Inc.*	17,253	500,337
Pernix Therapeutics Holdings*	10,451	37,728
Pozen, Inc.*	16,301	81,668
Questcor Pharmaceuticals, Inc.	32,527	1,478,677
Repros Therapeutics, Inc.*	11,826	218,190
Sagent Pharmaceuticals, Inc.*	10,246	214,961
Santarus, Inc.*	34,747	731,424
Sciclone Pharmaceuticals, Inc.*	33,925	168,268
Sucampo Pharmaceuticals, Inc., Class A*	8,536	56,167
Supernus Pharmaceuticals, Inc.*	9,391	60,384
TherapeuticsMD, Inc.*	48,200	146,046
ViroPharma, Inc.*	40,809	1,169,178
Vivus, Inc.*	63,119	794,037
XenoPort, Inc.*	27,738	137,303
Zogenix, Inc.*	44,660	76,369

		12,291,244

Total Health Care		108,423,802

Industrials (10.4%)
Aerospace & Defense (1.1%)
AAR Corp.	24,932	548,005
Aerovironment, Inc.*	11,698	236,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

American Science & Engineering, Inc.	5,071	$283,976
API Technologies Corp.*	19,219	53,813
Astronics Corp.*	7,786	318,214
Cubic Corp.	12,334	593,265
Curtiss-Wright Corp.	29,205	1,082,337
DigitalGlobe, Inc.*	46,623	1,445,779
Ducommun, Inc.*	6,635	141,060
Engility Holdings, Inc.*	10,629	302,076
Erickson Air-Crane, Inc.*	2,440	45,896
Esterline Technologies Corp.*	19,551	1,413,342
GenCorp, Inc.*	38,109	619,652
HEICO Corp.	33,190	1,671,780
Innovative Solutions & Support, Inc.	7,739	49,530
KEYW Holding Corp.*	19,838	262,854
Kratos Defense & Security Solutions, Inc.*	27,087	175,524
LMI Aerospace, Inc.*	6,385	119,655
Moog, Inc., Class A*	28,274	1,456,959
National Presto Industries, Inc.	2,927	210,832
Orbital Sciences Corp.*	37,462	650,715
Sparton Corp.*	6,270	108,095
Taser International, Inc.*	32,282	275,043
Teledyne Technologies, Inc.*	23,328	1,804,421

		13,868,889

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	32,638	215,737
Atlas Air Worldwide Holdings, Inc.*	16,153	706,855
Echo Global Logistics, Inc.*	10,981	214,020
Forward Air Corp.	18,708	716,142
Hub Group, Inc., Class A*	23,049	839,445
Pacer International, Inc.*	21,688	136,851
Park-Ohio Holdings Corp.*	5,521	182,083
UTi Worldwide, Inc.	56,378	928,546
XPO Logistics, Inc.*	11,478	207,637

		4,147,316

Airlines (0.5%)
Allegiant Travel Co.	9,386	994,822
Hawaiian Holdings, Inc.*	32,901	201,025
JetBlue Airways Corp.*	145,667	917,702
Republic Airways Holdings, Inc.*	30,854	349,576
SkyWest, Inc.	32,267	436,895
Spirit Airlines, Inc.*	37,724	1,198,492
U.S. Airways Group, Inc.*	102,697	1,686,285

		5,784,797

Building Products (0.5%)
AAON, Inc.	11,656	385,580
American Woodmark Corp.*	6,375	221,212
Apogee Enterprises, Inc.	18,285	438,840
Builders FirstSource, Inc.*	29,606	177,044
Gibraltar Industries, Inc.*	18,983	276,392
Griffon Corp.	28,055	315,619
Insteel Industries, Inc.	11,523	201,883
NCI Building Systems, Inc.*	13,324	203,724
Nortek, Inc.*	5,545	357,264

Patrick Industries, Inc.*	4,345	$90,333
PGT, Inc.*	21,343	185,044
Ply Gem Holdings, Inc.*	10,364	207,902
Quanex Building Products Corp.	24,027	404,615
Simpson Manufacturing Co., Inc.	25,323	745,003
Trex Co., Inc.*	10,930	519,066
Universal Forest Products, Inc.	12,284	490,377
USG Corp.*	27,666	637,701

		5,857,599

Commercial Services & Supplies (1.5%)
A.T. Cross Co., Class A*	6,111	103,581
ABM Industries, Inc.	34,215	838,610
ACCO Brands Corp.*	71,164	452,603
Acorn Energy, Inc.	11,973	101,052
ARC Document Solutions, Inc.*	22,359	89,436
Brink’s Co.	29,922	763,310
Casella Waste Systems, Inc., Class A*	23,741	102,324
CECO Environmental Corp.	6,177	75,977
Cenveo, Inc.*	34,459	73,398
CompX International, Inc.	253	3,532
Consolidated Graphics, Inc.*	4,576	215,118
Courier Corp.	6,730	96,104
Deluxe Corp.	31,928	1,106,305
EnerNOC, Inc.*	16,805	222,834
Ennis, Inc.	16,207	280,219
G&K Services, Inc., Class A	12,286	584,814
Healthcare Services Group, Inc.	42,703	1,047,078
Heritage-Crystal Clean, Inc.*	5,364	78,368
Herman Miller, Inc.	36,618	991,249
HNI Corp.	28,487	1,027,526
InnerWorkings, Inc.*	27,655	300,057
Interface, Inc.	37,070	629,078
Intersections, Inc.	6,471	56,751
Kimball International, Inc., Class B	20,103	195,200
Knoll, Inc.	30,133	428,190
McGrath RentCorp	15,627	533,818
Mine Safety Appliances Co.	17,642	821,235
Mobile Mini, Inc.*	23,967	794,506
Multi-Color Corp.	7,679	232,981
NL Industries, Inc.	3,832	43,302
Performant Financial Corp.*	13,860	160,637
Quad/Graphics, Inc.	15,681	377,912
Schawk, Inc.	8,206	107,745
Standard Parking Corp.*	9,405	201,831
Steelcase, Inc., Class A	52,675	768,002
Swisher Hygiene, Inc.*	67,852	58,346
Team, Inc.*	12,844	486,145
Tetra Tech, Inc.*	40,589	954,247
TMS International Corp., Class A	8,785	130,282
TRC Cos., Inc.*	9,448	66,136
U.S. Ecology, Inc.	11,585	317,892
UniFirst Corp.	9,110	831,288
United Stationers, Inc.	25,225	846,299
Viad Corp.	12,679	310,889
West Corp.	13,330	295,126

		18,201,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.7%)
Aegion Corp.*	24,885	$560,161
Ameresco, Inc., Class A*	12,528	112,877
Argan, Inc.	9,049	141,164
Comfort Systems USA, Inc.	23,859	355,976
Dycom Industries, Inc.*	21,137	489,110
EMCOR Group, Inc.	42,311	1,719,942
Furmanite Corp.*	24,360	162,968
Granite Construction, Inc.	24,633	733,078
Great Lakes Dredge & Dock Corp.	38,080	297,786
Layne Christensen Co.*	12,842	250,547
MasTec, Inc.*	37,464	1,232,566
Michael Baker Corp.	5,668	153,660
MYR Group, Inc.*	13,455	261,700
Northwest Pipe Co.*	5,698	158,974
Orion Marine Group, Inc.*	17,923	216,689
Pike Electric Corp.	16,964	208,657
Primoris Services Corp.	22,455	442,813
Sterling Construction Co., Inc.*	10,742	97,323
Tutor Perini Corp.*	23,263	420,828

		8,016,819

Electrical Equipment (1.2%)
Acuity Brands, Inc.	27,021	2,040,626
American Superconductor Corp.*	28,789	76,003
AZZ, Inc.	15,947	614,916
Belden, Inc.	27,543	1,375,222
Brady Corp., Class A	28,786	884,594
Capstone Turbine Corp.*	193,026	225,840
Coleman Cable, Inc.	5,462	98,644
Encore Wire Corp.	12,738	434,366
EnerSys, Inc.	30,115	1,476,839
Enphase Energy, Inc.*	9,957	76,968
Franklin Electric Co., Inc.	29,549	994,324
FuelCell Energy, Inc.*	103,364	131,272
Generac Holdings, Inc.	32,426	1,200,086
General Cable Corp.	31,098	956,263
Global Power Equipment Group, Inc.	10,403	167,696
GrafTech International Ltd.*	72,956	531,120
II-VI, Inc.*	31,819	517,377
LSI Industries, Inc.	13,809	111,715
Polypore International, Inc.*	29,160	1,175,148
Powell Industries, Inc.*	5,784	298,744
Power Solutions International, Inc.*	1,200	40,308
PowerSecure International, Inc.*	11,791	177,219
Preformed Line Products Co.	1,639	108,682
Revolution Lighting Technologies, Inc.*	18,796	75,184
Thermon Group Holdings, Inc.*	16,897	344,699
Vicor Corp.*	11,306	77,446

		14,211,301

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	22,660	679,347

Machinery (2.4%)
Accuride Corp.*	25,188	127,451
Actuant Corp., Class A	45,780	1,509,367

Alamo Group, Inc.	4,472	$182,547
Albany International Corp., Class A	17,460	575,831
Altra Holdings, Inc.	16,898	462,667
American Railcar Industries, Inc.	6,122	205,148
Ampco-Pittsburgh Corp.	5,508	103,385
Astec Industries, Inc.	12,616	432,603
Barnes Group, Inc.	33,617	1,008,174
Blount International, Inc.*	30,770	363,701
Briggs & Stratton Corp.	30,226	598,475
Chart Industries, Inc.*	18,965	1,784,417
CIRCOR International, Inc.	10,989	558,900
CLARCOR, Inc.	31,011	1,619,084
Columbus McKinnon Corp.*	11,969	255,179
Commercial Vehicle Group, Inc.*	14,640	109,214
Douglas Dynamics, Inc.	13,858	179,877
Dynamic Materials Corp.	8,688	143,439
Energy Recovery, Inc.*	28,476	117,606
EnPro Industries, Inc.*	13,044	662,113
ESCO Technologies, Inc.	16,486	533,817
ExOne Co.*	3,915	241,634
Federal Signal Corp.*	38,943	340,751
Flow International Corp.*	29,049	107,191
FreightCar America, Inc.	7,683	130,534
Global Brass & Copper Holdings, Inc.*	4,980	65,935
Gorman-Rupp Co.	9,374	298,468
Graham Corp.	6,507	195,405
Greenbrier Cos., Inc.*	15,359	374,299
Hardinge, Inc.	7,546	111,530
Hurco Cos., Inc.	3,925	112,922
Hyster-Yale Materials Handling, Inc.	6,584	413,409
John Bean Technologies Corp.	18,163	381,605
Kadant, Inc.	7,001	211,220
Kaydon Corp.	20,415	562,433
L.B. Foster Co., Class A	6,357	274,432
Lindsay Corp.	8,107	607,863
Lydall, Inc.*	10,949	159,855
Manitex International, Inc.*	7,609	83,319
Meritor, Inc.*	60,933	429,578
Met-Pro Corp.	9,589	128,876
Middleby Corp.*	11,741	1,997,027
Miller Industries, Inc.	6,858	105,476
Mueller Industries, Inc.	17,497	882,374
Mueller Water Products, Inc., Class A	99,602	688,250
NN, Inc.	10,581	120,729
Omega Flex, Inc.	1,465	21,785
PMFG, Inc.*	12,448	86,140
Proto Labs, Inc.*	10,716	696,218
RBC Bearings, Inc.*	14,274	741,534
Rexnord Corp.*	19,145	322,593
Standex International Corp.	7,917	417,622
Sun Hydraulics Corp.	13,349	417,557
Tecumseh Products Co., Class A*	11,155	121,924
Tennant Co.	11,528	556,457
Titan International, Inc.	33,608	566,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Trimas Corp.*	24,766	$923,276
Twin Disc, Inc.	5,188	122,956
Wabash National Corp.*	43,088	438,636
Watts Water Technologies, Inc., Class A	17,855	809,546
Woodward, Inc.	42,918	1,716,720
Xerium Technologies, Inc.*	6,729	68,501

		28,586,542

Marine (0.1%)
International Shipholding Corp.	3,267	76,219
Matson, Inc.	26,666	666,650
Ultrapetrol Bahamas Ltd.*	12,855	36,637

		779,506

Professional Services (1.0%)
Acacia Research Corp.	30,780	687,933
Advisory Board Co.*	22,131	1,209,459
Barrett Business Services, Inc.	4,344	226,800
CBIZ, Inc.*	23,998	161,027
CDI Corp.	8,742	123,787
Corporate Executive Board Co.	21,018	1,328,758
CRA International, Inc.*	6,062	111,965
Exponent, Inc.	8,190	484,111
Franklin Covey Co.*	5,680	76,453
FTI Consulting, Inc.*	25,226	829,683
GP Strategies Corp.*	9,052	215,619
Heidrick & Struggles International, Inc.	11,018	184,221
Huron Consulting Group, Inc.*	14,520	671,405
ICF International, Inc.*	12,281	386,974
Insperity, Inc.	13,990	423,897
Kelly Services, Inc., Class A	16,608	290,142
Kforce, Inc.	16,842	245,893
Korn/Ferry International*	30,307	567,953
Mistras Group, Inc.*	10,231	179,861
National Technical Systems, Inc.*	4,011	56,114
Navigant Consulting, Inc.*	31,456	377,472
Odyssey Marine Exploration, Inc.*	49,544	146,650
On Assignment, Inc.*	28,574	763,497
Pendrell Corp.*	99,860	261,633
Resources Connection, Inc.	25,374	294,338
RPX Corp.*	20,168	338,823
TrueBlue, Inc.*	25,484	536,438
VSE Corp.	2,562	105,221
WageWorks, Inc.*	15,611	537,799

		11,823,926

Road & Rail (0.4%)
Arkansas Best Corp.	15,947	365,984
Celadon Group, Inc.	12,426	226,774
Heartland Express, Inc.	28,991	402,105
Knight Transportation, Inc.	36,876	620,254
Marten Transport Ltd.	14,805	231,994
Patriot Transportation Holding, Inc.*	3,884	116,675
Quality Distribution, Inc.*	12,915	114,169
Roadrunner Transportation Systems, Inc.*	11,009	306,491
Saia, Inc.*	15,185	455,079

Swift Transportation Co.*	52,652	$870,864
Universal Truckload Services, Inc.*	3,556	85,735
Werner Enterprises, Inc.	28,556	690,199
YRC Worldwide, Inc.*	5,938	170,718

		4,657,041

Trading Companies & Distributors (0.7%)
Aceto Corp.	17,260	240,432
Aircastle Ltd.	42,704	682,837
Applied Industrial Technologies, Inc.	26,345	1,273,254
Beacon Roofing Supply, Inc.*	30,807	1,166,969
BlueLinx Holdings, Inc.*	22,692	48,788
CAI International, Inc.*	10,736	253,048
DXP Enterprises, Inc.*	5,915	393,939
Edgen Group, Inc.*	10,568	67,424
H&E Equipment Services, Inc.	18,782	395,737
Houston Wire & Cable Co.	10,892	150,745
Kaman Corp.	16,731	578,223
Rush Enterprises, Inc., Class A*	21,729	537,793
TAL International Group, Inc.*	21,234	925,165
Textainer Group Holdings Ltd.	13,264	509,868
Titan Machinery, Inc.*	10,975	215,439
Watsco, Inc.	16,144	1,355,450

		8,795,111

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	25,542	474,315

Total Industrials		125,883,842

Information Technology (12.6%)
Communications Equipment (1.4%)
ADTRAN, Inc.	37,007	910,742
Alliance Fiber Optic Products, Inc.	3,584	71,716
Anaren, Inc.*	7,212	165,443
ARRIS Group, Inc.*	73,067	1,048,511
Aruba Networks, Inc.*	71,423	1,097,057
Aviat Networks, Inc.*	39,737	104,111
Bel Fuse, Inc., Class B	6,008	80,808
Black Box Corp.	10,003	253,276
CalAmp Corp.*	21,992	321,083
Calix, Inc.*	25,516	257,712
Ciena Corp.*	63,649	1,236,064
Comtech Telecommunications Corp.	10,456	281,162
Digi International, Inc.*	16,304	152,769
Emulex Corp.*	56,125	365,935
Extreme Networks, Inc.*	57,183	197,281
Finisar Corp.*	58,448	990,694
Globecomm Systems, Inc.*	14,719	186,048
Harmonic, Inc.*	70,628	448,488
Infinera Corp.*	72,519	773,778
InterDigital, Inc.	25,779	1,151,032
Ixia*	35,251	648,618
KVH Industries, Inc.*	9,335	124,249
NETGEAR, Inc.*	24,041	734,212
Numerex Corp., Class A*	8,533	95,228
Oplink Communications, Inc.*	11,660	202,534
Parkervision, Inc.*	55,377	251,965
PC-Tel, Inc.	10,848	91,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Plantronics, Inc.	27,049	$1,187,992
Procera Networks, Inc.*	13,345	183,227
Ruckus Wireless, Inc.*	27,276	349,406
ShoreTel, Inc.*	36,105	145,503
Sonus Networks, Inc.*	134,723	405,516
Symmetricom, Inc.*	25,771	115,712
Tellabs, Inc.	222,753	441,051
Tessco Technologies, Inc.	3,258	86,011
Ubiquiti Networks, Inc.	7,880	138,215
ViaSat, Inc.*	24,714	1,766,062
Westell Technologies, Inc., Class A*	27,945	66,789

		17,127,991

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	19,467	114,466
Cray, Inc.*	24,803	487,131
Datalink Corp.*	9,975	106,134
Electronics for Imaging, Inc.*	28,983	819,929
Fusion-io, Inc.*	47,686	679,049
Hutchinson Technology, Inc.*	14,627	69,186
Imation Corp.*	19,764	83,602
Immersion Corp.*	17,251	228,576
Intermec, Inc.*	37,827	371,839
QLogic Corp.*	55,661	532,119
Quantum Corp.*	134,081	183,691
Silicon Graphics International Corp.*	21,111	282,465
STEC, Inc.*	21,075	141,624
Super Micro Computer, Inc.*	19,718	209,799
Synaptics, Inc.*	20,359	785,043

		5,094,653

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	12,164	95,974
Agilysys, Inc.*	8,438	95,265
Anixter International, Inc.*	16,988	1,287,860
Audience, Inc.*	5,930	78,335
Badger Meter, Inc.	9,015	401,618
Benchmark Electronics, Inc.*	34,029	683,983
Checkpoint Systems, Inc.*	25,932	367,975
Cognex Corp.	27,134	1,227,000
Coherent, Inc.	15,069	829,850
CTS Corp.	20,933	285,526
Daktronics, Inc.	22,601	231,886
DTS, Inc.*	11,279	232,122
Electro Rent Corp.	11,545	193,841
Electro Scientific Industries, Inc.	14,701	158,183
Fabrinet*	17,608	246,512
FARO Technologies, Inc.*	10,634	359,642
FEI Co.	24,086	1,758,037
Gerber Scientific, Inc. (Escrow Shares)*†(b)	7,434	—
GSI Group, Inc.*	18,693	150,292
Insight Enterprises, Inc.*	27,065	480,133
InvenSense, Inc.*	35,632	548,020
Itron, Inc.*	24,602	1,043,863
Kemet Corp.*	29,082	119,527
Littelfuse, Inc.	13,768	1,027,230
Maxwell Technologies, Inc.*	18,764	134,163
Measurement Specialties, Inc.*	9,700	451,341
Mercury Systems, Inc.*	19,833	182,860

Mesa Laboratories, Inc.	1,523	$82,440
Methode Electronics, Inc.	23,227	395,091
MTS Systems Corp.	9,864	558,302
Multi-Fineline Electronix, Inc.*	5,452	80,744
Navarre Corp.*	24,301	67,071
Neonode, Inc.*	15,167	90,244
Newport Corp.*	24,581	342,413
OSI Systems, Inc.*	12,472	803,446
Park Electrochemical Corp.	12,931	310,473
PC Connection, Inc.	5,629	86,968
Plexus Corp.*	21,263	635,551
Power-One, Inc.*	42,073	265,901
RadiSys Corp.*	13,661	65,709
RealD, Inc.*	25,542	355,034
Richardson Electronics Ltd.	7,277	85,432
Rofin-Sinar Technologies, Inc.*	17,625	439,568
Rogers Corp.*	10,706	506,608
Sanmina Corp.*	51,705	741,967
ScanSource, Inc.*	17,301	553,632
SYNNEX Corp.*	16,425	694,449
TTM Technologies, Inc.*	32,912	276,461
Uni-Pixel, Inc.*	6,488	95,438
Universal Display Corp.*	25,206	708,541
Viasystems Group, Inc.*	2,496	28,779
Vishay Precision Group, Inc.*	7,641	115,685
Zygo Corp.*	10,375	164,029

		21,221,014

Internet Software & Services (2.2%)
Active Network, Inc.*	33,673	254,905
Angie’s List, Inc.*	26,437	701,902
Bankrate, Inc.*	28,972	416,038
Bazaarvoice, Inc.*	29,882	281,488
Blucora, Inc.*	25,836	478,999
Brightcove, Inc.*	17,534	153,598
Carbonite, Inc.*	7,635	94,598
ChannelAdvisor Corp.*	3,700	58,201
comScore, Inc.*	22,289	543,629
Constant Contact, Inc.*	19,012	305,523
Cornerstone OnDemand, Inc.*	25,214	1,091,514
CoStar Group, Inc.*	17,811	2,298,866
Dealertrack Technologies, Inc.*	27,073	959,196
Demand Media, Inc.*	22,206	133,236
Demandware, Inc.*	10,024	425,118
Dice Holdings, Inc.*	25,476	234,634
Digital River, Inc.*	22,013	413,184
E2open, Inc.*	9,121	159,618
EarthLink, Inc.	64,225	398,837
eGain Corp.*	7,952	76,498
Envestnet, Inc.*	14,208	349,517
ExactTarget, Inc.*	26,738	901,605
Global Eagle Entertainment, Inc.*	13,200	132,792
Internap Network Services Corp.*	32,875	271,876
IntraLinks Holdings, Inc.*	23,684	171,946
j2 Global, Inc.	28,650	1,217,912
Keynote Systems, Inc.	10,222	201,987
Limelight Networks, Inc.*	32,261	72,587
Liquidity Services, Inc.*	15,541	538,806
LivePerson, Inc.*	34,386	307,927
LogMeIn, Inc.*	15,224	372,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Marchex, Inc., Class B	14,418	$86,796
Marin Software, Inc.*	5,810	59,494
Market Leader, Inc.*	15,413	164,919
Marketo, Inc.*	4,333	107,762
Millennial Media, Inc.*	22,188	193,258
Monster Worldwide, Inc.*	73,460	360,689
Move, Inc.*	25,244	323,628
Net Element International, Inc.*	1,800	9,342
NIC, Inc.	40,455	668,721
OpenTable, Inc.*	14,294	914,101
Perficient, Inc.*	20,485	273,270
QuinStreet, Inc.*	19,581	168,984
RealNetworks, Inc.*	14,116	106,717
Reis, Inc.*	5,109	94,465
Responsys, Inc.*	23,108	330,676
SciQuest, Inc.*	14,177	355,134
Shutterstock, Inc.*	4,663	260,102
Spark Networks, Inc.*	10,857	91,742
SPS Commerce, Inc.*	9,361	514,855
Stamps.com, Inc.*	8,195	322,801
support.com, Inc.*	31,305	143,064
TechTarget, Inc.*	9,424	42,125
Travelzoo, Inc.*	4,827	131,584
Trulia, Inc.*	15,055	468,060
United Online, Inc.	57,602	436,623
Unwired Planet, Inc.*	28,558	55,688
ValueClick, Inc.*	47,686	1,176,890
VistaPrint N.V.*	20,467	1,010,456
Vocus, Inc.*	11,896	125,146
Web.com Group, Inc.*	26,180	670,208
WebMD Health Corp.*	21,980	645,553
XO Group, Inc.*	17,030	190,736
Xoom Corp.*	4,695	107,609
Yelp, Inc.*	18,715	650,721
Zillow, Inc., Class A*	13,044	734,377
Zix Corp.*	40,084	169,555

		26,184,767

IT Services (1.4%)
Acxiom Corp.*	46,180	1,047,362
Blackhawk Network Holdings, Inc.*	7,176	166,483
CACI International, Inc., Class A*	14,465	918,383
Cardtronics, Inc.*	28,020	773,352
Cass Information Systems, Inc.	6,334	291,997
CIBER, Inc.*	47,042	157,120
Computer Task Group, Inc.	9,839	226,002
Convergys Corp.	65,619	1,143,739
CSG Systems International, Inc.*	21,149	458,933
EPAM Systems, Inc.*	13,642	370,790
Euronet Worldwide, Inc.*	31,133	991,897
EVERTEC, Inc.*	18,555	407,653
ExlService Holdings, Inc.*	20,281	599,506
Forrester Research, Inc.	7,665	281,229
Global Cash Access Holdings, Inc.*	41,157	257,643
Hackett Group, Inc.	16,572	86,009
Heartland Payment Systems, Inc.	22,812	849,747
Higher One Holdings, Inc.*	19,587	227,993

iGATE Corp.*	21,702	$356,347
Lionbridge Technologies, Inc.*	36,264	105,166
ManTech International Corp., Class A	14,873	388,483
MAXIMUS, Inc.	21,354	1,590,446
ModusLink Global Solutions, Inc.*	24,107	76,660
MoneyGram International, Inc.*	13,406	303,646
Planet Payment, Inc.*	26,200	72,312
PRGX Global, Inc.*	17,579	96,509
Sapient Corp.*	69,016	901,349
ServiceSource International, Inc.*	38,204	356,061
Sykes Enterprises, Inc.*	24,355	383,835
Syntel, Inc.	9,629	605,375
TeleTech Holdings, Inc.*	12,381	290,087
Unisys Corp.*	27,762	612,707
Virtusa Corp.*	12,716	281,787
WEX, Inc.*	24,255	1,860,359

		17,536,967

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	24,541	427,259
Alpha & Omega Semiconductor Ltd.*	10,821	82,672
Ambarella, Inc.*	11,607	195,346
Amkor Technology, Inc.*	39,981	168,320
ANADIGICS, Inc.*	53,073	116,761
Applied Micro Circuits Corp.*	42,199	371,351
ATMI, Inc.*	19,852	469,500
Axcelis Technologies, Inc.*	66,510	121,048
Brooks Automation, Inc.	41,530	404,087
Cabot Microelectronics Corp.*	14,456	477,193
Cavium, Inc.*	32,159	1,137,464
CEVA, Inc.*	13,792	267,013
Cirrus Logic, Inc.*	39,833	691,501
Cohu, Inc.	15,604	195,050
Cypress Semiconductor Corp.*	91,985	986,999
Diodes, Inc.*	22,407	581,910
DSP Group, Inc.*	12,274	101,997
Entegris, Inc.*	87,068	817,569
Entropic Communications, Inc.*	56,966	243,245
Exar Corp.*	23,886	257,252
FormFactor, Inc.*	33,902	228,838
GSI Technology, Inc.*	13,344	84,334
GT Advanced Technologies, Inc.*	76,760	318,554
Hittite Microwave Corp.*	19,634	1,138,772
Inphi Corp.*	16,245	178,695
Integrated Device Technology, Inc.*	82,478	654,875
Integrated Silicon Solution, Inc.*	17,511	191,921
Intermolecular, Inc.*	10,926	79,432
International Rectifier Corp.*	43,387	908,524
Intersil Corp., Class A	79,573	622,261
IXYS Corp.	14,772	163,378
Kopin Corp.*	40,709	151,030
Lattice Semiconductor Corp.*	72,433	367,235
LTX-Credence Corp.*	29,698	177,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

MA-COM Technology Solutions Holdings, Inc.*	6,400	$93,440
MaxLinear, Inc., Class A*	14,961	104,727
Micrel, Inc.	29,005	286,569
Microsemi Corp.*	57,932	1,317,953
Mindspeed Technologies, Inc.*	26,998	87,474
MKS Instruments, Inc.	33,018	876,298
Monolithic Power Systems, Inc.	22,922	552,649
MoSys, Inc.*	28,908	116,210
Nanometrics, Inc.*	14,398	211,219
NeoPhotonics Corp.*	12,759	110,876
NVE Corp.*	3,090	144,674
OmniVision Technologies, Inc.*	33,968	633,503
PDF Solutions, Inc.*	15,580	287,139
Peregrine Semiconductor Corp.*	16,323	178,084
Pericom Semiconductor Corp.*	13,971	99,474
Photronics, Inc.*	37,852	305,087
PLX Technology, Inc.*	29,211	139,044
PMC-Sierra, Inc.*	126,984	806,348
Power Integrations, Inc.	18,081	733,365
Rambus, Inc.*	69,861	600,106
RF Micro Devices, Inc.*	176,071	941,980
Rubicon Technology, Inc.*	11,568	92,660
Rudolph Technologies, Inc.*	20,755	232,456
Semtech Corp.*	41,998	1,471,190
Sigma Designs, Inc.*	18,858	95,233
Silicon Image, Inc.*	47,623	278,595
Spansion, Inc., Class A*	29,581	370,354
SunEdison, Inc.*	145,349	1,187,501
SunPower Corp.*	25,944	537,041
Supertex, Inc.	6,159	147,262
Tessera Technologies, Inc.	32,933	685,006
TriQuint Semiconductor, Inc.*	102,216	708,357
Ultra Clean Holdings, Inc.*	14,869	89,957
Ultratech, Inc.*	17,324	636,137
Veeco Instruments, Inc.*	24,537	869,101
Volterra Semiconductor Corp.*	15,675	221,331

		29,627,677

Software (3.0%)
Accelrys, Inc.*	34,334	288,406
ACI Worldwide, Inc.*	24,874	1,156,143
Actuate Corp.*	29,692	197,155
Advent Software, Inc.*	20,302	711,788
American Software, Inc., Class A	15,449	134,252
Aspen Technology, Inc.*	58,554	1,685,770
AVG Technologies N.V.*	14,990	291,555
Blackbaud, Inc.	28,497	928,147
Bottomline Technologies (de), Inc.*	23,665	598,488
BroadSoft, Inc.*	17,794	491,114
Callidus Software, Inc.*	24,296	160,111
CommVault Systems, Inc.*	29,053	2,204,832
Comverse, Inc.*	13,727	408,516
Cyan, Inc.*	4,870	50,891
Digimarc Corp.	3,983	82,727
Ebix, Inc.	19,522	180,774
Ellie Mae, Inc.*	16,570	382,436
EPIQ Systems, Inc.	19,349	260,631
ePlus, Inc.	2,306	138,106
Fair Isaac Corp.	22,399	1,026,546

FleetMatics Group plc*	10,211	$339,312
Glu Mobile, Inc.*	36,824	81,013
Guidance Software, Inc.*	10,298	90,005
Guidewire Software, Inc.*	26,238	1,103,308
Imperva, Inc.*	12,625	568,630
Infoblox, Inc.*	31,329	916,687
Interactive Intelligence Group, Inc.*	9,678	499,385
Jive Software, Inc.*	24,756	449,817
Manhattan Associates, Inc.*	12,166	938,729
Mentor Graphics Corp.	59,534	1,163,890
MicroStrategy, Inc., Class A*	5,650	491,324
Mitek Systems, Inc.*	14,078	81,371
Model N, Inc.*	5,104	119,229
Monotype Imaging Holdings, Inc.	24,013	610,170
NetScout Systems, Inc.*	22,635	528,301
Pegasystems, Inc.	10,800	357,696
Progress Software Corp.*	34,430	792,234
Proofpoint, Inc.*	13,608	329,722
PROS Holdings, Inc.*	14,142	423,553
PTC, Inc.*	74,741	1,833,397
QAD, Inc., Class A	3,317	38,079
QAD, Inc., Class B	249	2,595
QLIK Technologies, Inc.*	54,455	1,539,443
Qualys, Inc.*	9,312	150,109
Rally Software Development Corp.*	4,282	106,279
RealPage, Inc.*	28,994	531,750
Rosetta Stone, Inc.*	7,062	104,094
Sapiens International Corp. N.V.	10,360	59,466
SeaChange International, Inc.*	20,272	237,385
Silver Spring Networks, Inc.*	3,676	91,679
Sourcefire, Inc.*	19,505	1,083,503
SS&C Technologies Holdings, Inc.*	36,322	1,194,994
Synchronoss Technologies, Inc.*	18,213	562,235
Take-Two Interactive Software, Inc.*	50,569	757,018
Tangoe, Inc.*	19,235	296,796
TeleCommunication Systems, Inc., Class A*	28,939	67,428
Telenav, Inc.*	10,522	55,030
TiVo, Inc.*	79,336	876,663
Tyler Technologies, Inc.*	19,693	1,349,955
Ultimate Software Group, Inc.*	17,274	2,026,067
VASCO Data Security International, Inc.*	18,108	150,477
Verint Systems, Inc.*	32,877	1,166,147
VirnetX Holding Corp.*	26,559	530,914
Vringo, Inc.*	42,238	133,894

		36,208,161

Total Information Technology		153,001,230

Materials (3.6%)
Chemicals (1.7%)
A. Schulman, Inc.	18,328	491,557
ADA-ES, Inc.*	6,295	265,145
American Pacific Corp.*	3,608	102,287
American Vanguard Corp.	18,034	422,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Arabian American Development Co.*	13,215	$114,970
Axiall Corp.	43,710	1,861,172
Balchem Corp.	18,436	825,011
Calgon Carbon Corp.*	33,801	563,801
Chase Corp.	4,156	92,928
Chemtura Corp.*	61,469	1,247,821
Ferro Corp.*	45,490	316,155
Flotek Industries, Inc.*	30,025	538,649
FutureFuel Corp.	13,441	190,459
GSE Holding, Inc.*	4,535	26,258
H.B. Fuller Co.	31,379	1,186,440
Hawkins, Inc.	5,832	229,722
Innophos Holdings, Inc.	13,654	644,059
Innospec, Inc.	14,644	588,396
Intrepid Potash, Inc.	34,101	649,624
KMG Chemicals, Inc.	5,176	109,214
Koppers Holdings, Inc.	12,925	493,477
Kraton Performance Polymers, Inc.*	20,322	430,826
Landec Corp.*	16,472	217,595
LSB Industries, Inc.*	12,133	368,965
Minerals Technologies, Inc.	21,713	897,615
Olin Corp.	50,295	1,203,056
OM Group, Inc.*	19,987	617,998
OMNOVA Solutions, Inc.*	29,772	238,474
Penford Corp.*	5,514	73,832
PolyOne Corp.	62,147	1,540,003
Quaker Chemical Corp.	8,204	508,730
Sensient Technologies Corp.	31,290	1,266,306
Stepan Co.	11,707	651,026
Taminco Corp.*	9,812	200,067
Tredegar Corp.	15,195	390,512
Zep, Inc.	14,169	224,295
Zoltek Cos., Inc.*	17,019	219,715

		20,008,697

Construction Materials (0.1%)
Headwaters, Inc.*	46,457	410,680
Texas Industries, Inc.*	13,809	899,518
United States Lime & Minerals, Inc.*	1,042	54,445
US Concrete, Inc.*	8,553	140,440

		1,505,083

Containers & Packaging (0.2%)
AEP Industries, Inc.*	2,662	198,026
Berry Plastics Group, Inc.*	34,642	764,549
Boise, Inc.	63,099	538,866
Graphic Packaging Holding Co.*	130,768	1,012,144
Myers Industries, Inc.	17,603	264,221
UFP Technologies, Inc.*	3,247	63,576

		2,841,382

Metals & Mining (1.0%)
A.M. Castle & Co.*	10,846	170,933
AK Steel Holding Corp.*	85,482	259,865
Allied Nevada Gold Corp.*	65,082	421,731
AMCOL International Corp.	17,246	546,526
Century Aluminum Co.*	32,216	298,965
Coeur Mining, Inc.*	63,637	846,372

Commercial Metals Co.	72,996	$1,078,151
General Moly, Inc.*	35,665	66,694
Globe Specialty Metals, Inc.	40,532	440,583
Gold Resource Corp.	20,786	181,046
Handy & Harman Ltd.*	3,221	57,591
Haynes International, Inc.	7,691	368,168
Hecla Mining Co.	208,826	622,301
Horsehead Holding Corp.*	27,341	350,238
Kaiser Aluminum Corp.	11,784	729,901
Materion Corp.	12,818	347,240
Midway Gold Corp.*	67,194	63,364
Molycorp, Inc.*	77,825	482,515
Noranda Aluminum Holding Corp.	22,372	72,262
Olympic Steel, Inc.	5,684	139,258
Paramount Gold and Silver Corp.*	86,613	103,069
RTI International Metals, Inc.*	19,619	543,643
Schnitzer Steel Industries, Inc., Class A	15,911	371,999
Stillwater Mining Co.*	74,085	795,673
SunCoke Energy, Inc.*	43,946	616,123
U.S. Silica Holdings, Inc.	13,580	282,192
Universal Stainless & Alloy Products, Inc.*	4,108	121,104
Walter Energy, Inc.	39,314	408,866
Worthington Industries, Inc.	32,987	1,046,018

		11,832,391

Paper & Forest Products (0.6%)
Boise Cascade Co.*	8,369	212,656
Buckeye Technologies, Inc.	25,508	944,816
Clearwater Paper Corp.*	13,859	652,205
Deltic Timber Corp.	6,834	395,142
KapStone Paper and Packaging Corp.	25,512	1,025,072
Louisiana-Pacific Corp.*	87,300	1,291,167
Neenah Paper, Inc.	9,898	314,460
P.H. Glatfelter Co.	26,778	672,128
Resolute Forest Products, Inc.*	43,406	571,657
Schweitzer-Mauduit International, Inc.	19,606	977,947
Wausau Paper Corp.	30,646	349,364

		7,406,614

Total Materials		43,594,167

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	45,829	377,631
Atlantic Tele-Network, Inc.	5,816	288,823
Cbeyond, Inc.*	11,548	90,536
Cincinnati Bell, Inc.*	131,278	401,711
Cogent Communications Group, Inc.	29,474	829,693
Consolidated Communications Holdings, Inc.	26,248	456,978
Fairpoint Communications, Inc.*	13,491	112,650
General Communication, Inc., Class A*	20,912	163,741
Hawaiian Telcom Holdco, Inc.*	6,889	173,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

HickoryTech Corp.	9,749	$103,632
IDT Corp., Class B	10,038	187,610
inContact, Inc.*	34,057	279,949
Iridium Communications, Inc.*	39,933	309,880
Lumos Networks Corp.	9,925	169,717
magicJack VocalTec Ltd.*	11,686	165,824
Neutral Tandem, Inc.	20,579	118,329
ORBCOMM, Inc.*	22,499	101,021
Premiere Global Services, Inc.*	30,111	363,440
Primus Telecommunications Group, Inc.	7,260	86,684
Towerstream Corp.*	41,217	105,103
Vonage Holdings Corp.*	52,249	147,865

		5,034,144

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	11,343	70,440
Leap Wireless International, Inc.*	32,980	221,955
NII Holdings, Inc.*	107,522	717,172
NTELOS Holdings Corp.	9,859	162,279
Shenandoah Telecommunications Co.	15,325	255,621
USA Mobility, Inc.	13,689	185,760

		1,613,227

Total Telecommunication Services		6,647,371

Utilities (2.4%)
Electric Utilities (1.0%)
ALLETE, Inc.	24,935	1,243,010
Cleco Corp.	37,819	1,755,936
El Paso Electric Co.	25,220	890,518
Empire District Electric Co.	26,674	595,097
IDACORP, Inc.	31,416	1,500,428
MGE Energy, Inc.	14,350	785,806
Otter Tail Corp.	22,661	643,572
PNM Resources, Inc.	49,910	1,107,503
Portland General Electric Co.	47,484	1,452,536
UIL Holdings Corp.	31,853	1,218,377
Unitil Corp.	8,821	254,751
UNS Energy Corp.	26,125	1,168,571

		12,616,105

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	5,994	308,631
Delta Natural Gas Co., Inc.	4,366	92,777
Laclede Group, Inc.	20,600	940,596
New Jersey Resources Corp.	26,124	1,084,930
Northwest Natural Gas Co.	16,866	716,468
Piedmont Natural Gas Co., Inc.	47,270	1,594,890
South Jersey Industries, Inc.	20,008	1,148,659
Southwest Gas Corp.	28,990	1,356,442
WGL Holdings, Inc.	32,364	1,398,772

		8,642,165

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	75,809	298,688
Dynegy, Inc.*	62,173	1,402,001
Genie Energy Ltd., Class B*	8,658	79,221
Ormat Technologies, Inc.	10,772	253,357

		2,033,267

Multi-Utilities (0.3%)
Avista Corp.	37,594	$1,015,790
Black Hills Corp.	27,865	1,358,418
NorthWestern Corp.	23,631	942,877

		3,317,085

Water Utilities (0.2%)
American States Water Co.	12,066	647,582
Artesian Resources Corp., Class A	4,611	102,733
California Water Service Group	29,895	583,252
Connecticut Water Service, Inc.	6,844	196,423
Consolidated Water Co., Ltd.	9,389	107,316
Middlesex Water Co.	9,993	199,061
Pure Cycle Corp.*	10,389	58,075
SJW Corp.	9,662	253,144
York Water Co.	8,045	153,096

		2,300,682

Total Utilities		28,909,304

Total Common Stocks (72.8%) (Cost $785,741,406)		882,668,390

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $99,218)	5,144	102,160

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	11,050	1,878

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	3,314	464

Total Investments (72.8%) (Cost $785,840,624)		882,772,892
Other Assets Less Liabilities (27.2%)		329,350,498

Net Assets (100%)		$1,212,123,390

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	3,368	September-13	$327,207,074	$328,278,960	$1,071,886

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$125,941,335	$1,033,766	$—	$126,975,101
Consumer Staples	34,088,517	—	—	34,088,517
Energy	49,167,947	—	—	49,167,947
Financials	205,977,109	—	—	205,977,109
Health Care	108,423,802	—	—	108,423,802
Industrials	125,883,842	—	—	125,883,842
Information Technology	153,001,230	—	—	153,001,230
Materials	43,594,167	—	—	43,594,167
Telecommunication Services	6,647,371	—	—	6,647,371
Utilities	28,909,304	—	—	28,909,304
Futures	1,071,886	—	—	1,071,886
Investment Companies
Investment Companies	102,160	—	—	102,160
Rights
Consumer Discretionary	1,878	—	—	1,878
Warrants
Energy	—	464	—	464

Total Assets	$882,810,548	$1,034,230	$—	$883,844,778

Total Liabilities	$—	$—	$—	$—

Total	$882,810,548	$1,034,230	$—	$883,844,778

(a)	A security with a market value of $1,033,766 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,071,886	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,071,886

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	88,738,774	—	—	88,738,774
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$88,738,774	$—	$—	$88,738,774

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(9,375,786)	—	—	(9,375,786)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(9,375,786)	$—	$—	$(9,375,786)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $503,169,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(609,325)	$609,325	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$463,915,443
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,801,000

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,116,634
Aggregate gross unrealized depreciation	(32,356,504)

Net unrealized appreciation	$96,760,130

Federal income tax cost of investments	$786,012,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $785,840,624)	$882,772,892
Cash	310,828,137
Cash held as collateral at broker	17,804,700
Receivable for securities sold	78,318,352
Receivable from Separate Accounts for Trust shares sold	1,761,274
Dividends, interest and other receivables	1,148,167
Other assets	14,484

Total assets	1,292,648,006

LIABILITIES
Payable for securities purchased	79,159,487
Due to broker for futures variation margin	609,325
Investment management fees payable	442,290
Administrative fees payable	152,772
Payable to Separate Accounts for Trust shares redeemed	54,415
Distribution fees payable - Class IB	16,739
Trustees’ fees payable	528
Accrued expenses	89,060

Total liabilities	80,524,616

NET ASSETS	$1,212,123,390

Net assets were comprised of:
Paid in capital	$999,897,367
Accumulated undistributed net investment income (loss)	1,300,581
Accumulated undistributed net realized gain (loss) on investments and futures	112,921,288
Net unrealized appreciation (depreciation) on investments and futures	98,004,154

Net assets	$1,212,123,390

Class IA
Net asset value, offering and redemption price per share, $1,709 / 97 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.53

Class IB
Net asset value, offering and redemption price per share, $81,535,634 / 4,675,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.44

Class K
Net asset value, offering and redemption price per share, $1,130,586,047 / 64,426,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,587 foreign withholding tax)	$4,415,951
Interest	244,820

Total income	4,660,771

EXPENSES
Investment management fees	2,413,745
Administrative fees	836,814
Distribution fees - Class IB	97,960
Printing and mailing expenses	57,303
Professional fees	31,303
Custodian fees	24,517
Trustees’ fees	13,939
Distribution fees - Class IA	46
Miscellaneous	10,081

Total expenses	3,485,708

NET INVESTMENT INCOME (LOSS)	1,175,063

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,079,683
Futures	88,738,774

Net realized gain (loss)	103,818,457

Change in unrealized appreciation (depreciation) on:
Securities	52,644,700
Futures	(9,375,786)

Net change in unrealized appreciation (depreciation)	43,268,914

NET REALIZED AND UNREALIZED GAIN (LOSS)	147,087,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,262,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,175,063	$3,733,450
Net realized gain (loss) on investments and futures	103,818,457	45,017,015
Net change in unrealized appreciation (depreciation) on investments and futures	43,268,914	50,806,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,262,434	99,556,910

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(351)
Class IB	—	(156,077)
Class K	—	(3,860,535)

	—	(4,016,963)

Distributions from net realized capital gains
Class IA	—	(2,078)
Class IB	—	(927,870)
Class K	—	(10,504,216)

	—	(11,434,164)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,451,127)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 160 shares, respectively ]	—	2,429
Capital shares repurchased [ (10,711) and 0 shares, respectively ]	(173,912)	—

Total Class IA transactions	(173,912)	2,429

Class IB
Capital shares sold [ 448,431 and 1,313,622 shares, respectively ]	7,560,379	18,866,020
Capital shares issued in reinvestment of dividends and distributions [ 0 and 71,828 shares, respectively ]	—	1,083,947
Capital shares repurchased [ (618,769) and (450,539) shares, respectively ]	(10,401,892)	(6,608,467)

Total Class IB transactions	(2,841,513)	13,341,500

Class K
Capital shares sold [ 10,248,262 and 21,900,560 shares, respectively ]	172,057,138	317,563,518
Capital shares issued in reinvestment of dividends and distributions [ 0 and 947,228 shares, respectively ]	—	14,364,751
Capital shares repurchased [ (1,160,083) and (2,289,894) shares, respectively ]	(18,803,961)	(32,172,775)

Total Class K transactions	153,253,177	299,755,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	150,237,752	313,099,423

TOTAL INCREASE (DECREASE) IN NET ASSETS	298,500,186	397,205,206
NET ASSETS:
Beginning of period	913,623,204	516,417,998

End of period (a)	$1,212,123,390	$913,623,204

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,300,581	$125,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			May 27, 2009* to December 31, 2009
Class IA			2012	2011	2010
Net asset value, beginning of period	$15.18		$13.35	$15.29	$12.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)†(e)	0.04 (e)	0.03 (e)	0.07 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and futures	2.38		2.02	(1.61)	3.00	2.72

Total from investment operations	2.35		2.06	(1.58)	3.07	2.75

Less distributions:
Dividends from net investment income	—		(0.03)	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	—		(0.20)	(0.32)	(0.48)	—

Total dividends and distributions	—		(0.23)	(0.36)	(0.52)	(0.01)

Net asset value, end of period	$17.53		$15.18	$13.35	$15.29	$12.74

Total return (b)	15.48%		15.42%	(10.26)%	24.28%	27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2		$164	$142	$305,664	$55,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.89%	0.68%	0.68%	0.69%
Before waivers and reimbursements (a)(f)	0.88%		0.89%	0.70%	0.74%	1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.43)%		0.27%	0.16%	0.48%	0.39%
Before waivers and reimbursements (a)(f)	(0.43)%		0.27%	0.14%	0.43%	(0.83)%
Portfolio turnover rate	17%		19%	17%	18%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,					October 29, 2009* to December 31, 2009
Class IB			2012	2011		2010
Net asset value, beginning of period	$15.11		$13.28	$15.23		$12.68		$11.57

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.04 (e)	—	#(e)	0.06	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	2.33		2.02	(1.63)		2.97		1.10

Total from investment operations	2.33		2.06	(1.63)		3.03		1.11

Less distributions:
Dividends from net investment income	—		(0.03)	—	#	—	#	—
Distributions from net realized gains	—		(0.20)	(0.32)		(0.48)		—

Total dividends and distributions	—		(0.23)	(0.32)		(0.48)		—

Net asset value, end of period	$17.44		$15.11	$13.28		$15.23		$12.68

Total return (b)	15.42%		15.50%	(10.58)%		24.08%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,536		$73,210	$51,953		$25,972		$89
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.89%	0.93%		0.93%		0.94	%(c)
Before waivers and reimbursements (a)(f)	0.88%		0.89%	0.95	%(c)	0.99	%(c)	2.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.03)%		0.28%	0.01%		0.41%		0.55%
Before waivers and reimbursements (a)(f)	(0.03)%		0.28%	—	%‡‡	0.39%		(0.20)%
Portfolio turnover rate	17%		19%	17%		18%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$15.18	$13.35	$12.84

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	2.35	2.01	0.53

Total from investment operations	2.37	2.09	0.55

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)
Distributions from net realized gains	—	(0.20)	—

Total dividends and distributions	—	(0.26)	(0.04)

Net asset value, end of period	$17.55	$15.18	$13.35

Total return (b)	15.61%	15.71%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,130,586	$840,249	$464,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.64%	0.67%
Before waivers and reimbursements (a)(f)	0.63%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.56%	0.42%
Before waivers and reimbursements (a)(f)	0.24%	0.56%	0.42%
Portfolio turnover rate	17%	19%	17%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market values of the investments in the Portfolio.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	18.2%
Industrials	9.3
Consumer Staples	8.6
Consumer Discretionary	8.5
Health Care	7.7
Materials	5.8
Energy	5.1
Telecommunication Services	3.8
Information Technology	3.2
Utilities	2.8
Cash and Other	27.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,031.50	$4.56
Hypothetical (5% average return before expenses)	1,000.00	1,020.30	4.54
Class K
Actual	1,000.00	1,033.10	3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.54	3.29

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	32,753	$433,738
ALS Ltd.	20,481	179,442
Alumina Ltd.*	150,650	135,710
Amcor Ltd.	71,815	665,979
AMP Ltd.	174,377	677,775
APA Group	49,275	269,936
Asciano Ltd.	58,099	266,735
ASX Ltd.	11,526	348,594
Aurizon Holdings Ltd.	120,866	459,838
Australia & New Zealand Banking Group Ltd.	163,197	4,265,617
Bendigo and Adelaide Bank Ltd.	24,285	223,653
BHP Billiton Ltd.	191,035	5,480,685
Boral Ltd.	45,682	175,887
Brambles Ltd.	92,635	791,279
Caltex Australia Ltd.	8,049	132,870
CFS Retail Property Trust Group (REIT)	126,384	231,169
Coca-Cola Amatil Ltd.	34,031	395,574
Cochlear Ltd.	3,399	191,829
Commonwealth Bank of Australia	95,716	6,055,814
Computershare Ltd.	28,132	264,228
Crown Ltd.	23,862	264,276
CSL Ltd.	29,639	1,669,209
Dexus Property Group (REIT)	288,203	282,026
Echo Entertainment Group Ltd.	46,801	130,974
Federation Centres Ltd. (REIT)	85,091	184,433
Flight Centre Ltd.	3,292	118,411
Fortescue Metals Group Ltd.	92,730	257,811
Goodman Group (REIT)	101,986	455,164
GPT Group (REIT)	105,310	369,835
Harvey Norman Holdings Ltd.	32,777	76,439
Iluka Resources Ltd.	24,944	227,897
Incitec Pivot Ltd.	97,030	253,793
Insurance Australia Group Ltd.	123,735	615,600
Leighton Holdings Ltd.	10,050	142,004
Lend Lease Group	32,496	248,155
Macquarie Group Ltd.	18,184	696,305
Metcash Ltd.	52,492	168,983
Mirvac Group (REIT)	218,109	320,152
National Australia Bank Ltd.	139,325	3,781,816
Newcrest Mining Ltd.	45,584	411,469
Orica Ltd.	21,834	412,345
Origin Energy Ltd.	65,103	748,417
Qantas Airways Ltd.*	69,534	85,850
QBE Insurance Group Ltd.	71,208	982,710
Ramsay Health Care Ltd.	7,825	256,269
Rio Tinto Ltd.	25,926	1,241,725
Santos Ltd.	57,220	655,702
Seek Ltd.	19,132	158,699
Sonic Healthcare Ltd.	22,415	303,600
SP AusNet	101,283	108,838
Stockland Corp., Ltd. (REIT)	131,125	417,323
Suncorp Group Ltd.	76,558	834,592
Sydney Airport	16,124	49,842
Tabcorp Holdings Ltd.	43,785	122,133
Tatts Group Ltd.	82,708	239,781

Telstra Corp., Ltd.	259,117	$1,130,373
Toll Holdings Ltd.	40,611	197,589
Transurban Group	83,779	517,952
Treasury Wine Estates Ltd.	38,567	205,280
Wesfarmers Ltd.	59,884	2,168,770
Westfield Group (REIT)	125,928	1,317,516
Westfield Retail Trust (REIT)	181,792	515,399
Westpac Banking Corp.	184,615	4,876,089
Whitehaven Coal Ltd.	35,906	75,527
Woodside Petroleum Ltd.	39,215	1,255,601
Woolworths Ltd.	73,933	2,218,462
WorleyParsons Ltd.	12,309	219,403

		53,636,891

Austria (0.2%)
Andritz AG	4,338	222,616
Erste Group Bank AG	14,093	376,147
Immofinanz AG*	57,175	213,591
OMV AG	8,768	396,026
Raiffeisen Bank International AG*	3,104	90,503
Telekom Austria AG	14,164	89,675
Verbund AG	4,502	85,498
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	106,462
Voestalpine AG	6,680	235,896

		1,816,414

Belgium (0.8%)
Ageas	13,749	482,755
Anheuser-Busch InBev N.V.	47,788	4,254,080
Belgacom S.A.	9,065	203,364
Colruyt S.A.	4,519	237,669
Delhaize Group S.A.	6,069	375,157
Groupe Bruxelles Lambert S.A.	4,804	361,493
KBC Groep N.V.	13,650	508,240
Solvay S.A.	3,529	462,568
Telenet Group Holding N.V.	3,055	140,213
UCB S.A.	6,551	352,894
Umicore S.A.	6,789	282,162

		7,660,595

Bermuda (0.1%)
Seadrill Ltd.	22,338	901,706

China (0.0%)
AAC Technologies Holdings, Inc.	44,000	248,477
Yangzijiang Shipbuilding Holdings Ltd.	133,327	87,307

		335,784

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	33	222,530
A. P. Moller - Maersk A/S, Class B	78	558,650
Carlsberg A/S, Class B	6,367	570,020
Coloplast A/S, Class B	6,615	370,918
Danske Bank A/S*	39,015	667,261
DSV A/S	11,199	273,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Novo Nordisk A/S, Class B	24,225	$3,775,314
Novozymes A/S, Class B	13,726	439,320
TDC A/S	44,213	358,327
Tryg A/S	1,464	120,669
William Demant Holding A/S*	1,567	129,597

		7,485,638

Finland (0.6%)
Elisa Oyj	8,473	165,544
Fortum Oyj	26,441	495,604
Kesko Oyj, Class B	3,838	106,709
Kone Oyj, Class B	9,265	736,250
Metso Oyj	7,612	258,801
Neste Oil Oyj	7,757	113,489
Nokia Oyj*	222,857	825,573
Nokian Renkaat Oyj	6,700	273,056
Orion Oyj, Class B	5,846	137,122
Pohjola Bank plc, Class A	8,267	121,489
Sampo Oyj, Class A	24,937	971,830
Stora Enso Oyj, Class R	32,839	220,136
UPM-Kymmene Oyj	31,361	307,382
Wartsila Oyj	10,567	459,814

		5,192,799

France (6.7%)
Accor S.A.	9,475	333,426
Aeroports de Paris S.A.	1,771	172,223
Air Liquide S.A.	18,580	2,294,398
Alstom S.A.*	12,836	420,373
Arkema S.A.	3,738	343,168
AtoS	3,319	246,336
AXA S.A.‡	106,572	2,093,970
BNP Paribas S.A.	59,116	3,229,907
Bouygues S.A.	11,587	295,762
Bureau Veritas S.A.	13,156	340,692
Cap Gemini S.A.	8,564	416,353
Carrefour S.A.	35,869	986,536
Casino Guichard Perrachon S.A.	3,355	314,296
CGG*	9,459	209,186
Christian Dior S.A.	3,245	523,758
Cie de Saint-Gobain S.A.	23,702	959,488
Cie Generale des Etablissements Michelin	10,863	971,406
CNP Assurances S.A.	9,596	137,709
Credit Agricole S.A.*	59,475	511,175
Danone S.A.	33,963	2,549,030
Dassault Systemes S.A.	3,707	453,474
Edenred	12,105	370,277
EDF S.A.	14,314	332,298
Essilor International S.A.	12,136	1,291,232
Eurazeo S.A.	2,093	112,148
European Aeronautic Defence and Space Co. N.V.	34,611	1,850,036
Eutelsat Communications S.A.	8,523	241,959
Fonciere des Regions (REIT)	1,727	129,572
France Telecom S.A.	110,323	1,043,699
GDF Suez S.A.	78,949	1,546,084
Gecina S.A. (REIT)	1,310	144,905
Groupe Eurotunnel S.A. (Registered)	32,765	249,238
ICADE (REIT)	1,397	115,360

Iliad S.A.	1,373	$296,938
Imerys S.A.	2,024	124,021
J.C. Decaux S.A.	4,019	109,623
Kering	4,503	915,247
Klepierre S.A. (REIT)	5,942	234,198
Lafarge S.A.	11,111	683,215
Lagardere S.C.A.	6,646	185,126
Legrand S.A.	14,891	690,805
L’Oreal S.A.	14,380	2,363,113
LVMH Moet Hennessy Louis Vuitton S.A.	15,100	2,447,037
Natixis S.A.	55,158	230,897
Pernod-Ricard S.A.	12,627	1,400,177
Publicis Groupe S.A.	10,623	756,360
Remy Cointreau S.A.	1,518	161,076
Renault S.A.	11,438	769,724
Rexel S.A.	8,914	200,498
Safran S.A.	14,890	777,685
Sanofi S.A.	71,002	7,358,461
Schneider Electric S.A.	31,388	2,276,915
SCOR SE	9,149	280,750
Societe BIC S.A.	1,729	173,293
Societe Generale S.A.	41,778	1,435,641
Sodexo S.A.	5,612	467,511
Suez Environnement Co. S.A.	16,723	216,021
Technip S.A.	6,053	614,632
Thales S.A.	5,424	253,283
Total S.A.	126,654	6,183,043
Unibail-Rodamco SE (REIT)	5,646	1,315,492
Vallourec S.A.	6,324	320,005
Veolia Environnement S.A.	20,218	230,035
Vinci S.A.	27,587	1,384,457
Vivendi S.A.	70,869	1,342,189
Wendel S.A.	1,919	197,706
Zodiac Aerospace	2,033	269,124

		61,893,772

Germany (6.3%)
Adidas AG	12,447	1,347,004
Allianz SE (Registered)	27,121	3,962,655
Axel Springer AG	2,423	103,369
BASF SE	54,633	4,880,488
Bayer AG (Registered)	49,188	5,245,614
Bayerische Motoren Werke (BMW) AG	19,697	1,722,401
Bayerische Motoren Werke (BMW) AG (Preference)	3,192	218,255
Beiersdorf AG	6,000	523,263
Brenntag AG	3,066	465,733
Celesio AG	5,259	114,318
Commerzbank AG*	57,575	501,965
Continental AG	6,546	874,214
Daimler AG (Registered)	57,157	3,458,410
Deutsche Bank AG (Registered)	60,646	2,538,311
Deutsche Boerse AG	11,486	756,060
Deutsche Lufthansa AG (Registered)*	13,698	278,059
Deutsche Post AG (Registered)	53,948	1,340,878
Deutsche Telekom AG (Registered)	167,098	1,949,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

E.ON SE	107,137	$1,758,526
Fraport AG	2,201	133,162
Fresenius Medical Care AG & Co. KGaA	12,611	895,116
Fresenius SE & Co. KGaA	7,424	915,225
Fuchs Petrolub AG (Preference)	2,116	168,425
GEA Group AG	10,888	385,914
Hannover Rueckversicherung SE (Registered)	3,592	258,650
HeidelbergCement AG	8,370	562,935
Henkel AG & Co. KGaA	7,731	606,299
Henkel AG & Co. KGaA (Preference)	10,601	996,963
Hochtief AG	1,838	120,172
Hugo Boss AG	1,888	207,906
Infineon Technologies AG	64,319	538,325
K+S AG (Registered)	10,256	379,199
Kabel Deutschland Holding AG	5,270	578,821
Lanxess AG	4,954	298,431
Linde AG	11,019	2,056,052
MAN SE	2,100	229,338
Merck KGaA	3,846	585,969
Metro AG	7,723	244,480
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,669	1,963,665
Porsche Automobil Holding SE (Preference)	9,113	705,548
ProSiebenSat.1 Media AG (Preference)*	6,192	266,135
RWE AG	29,119	929,375
RWE AG (Preference)	2,771	85,663
SAP AG	54,806	4,013,489
Siemens AG (Registered)	47,163	4,766,912
Suedzucker AG	4,870	150,837
Telefonica Deutschland Holding AG	16,667	120,622
ThyssenKrupp AG*	22,972	451,363
United Internet AG (Registered)	6,361	179,547
Volkswagen AG	1,757	342,478
Volkswagen AG (Preference)	8,604	1,742,066

		57,918,303

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	14,626	114,228
OPAP S.A.	13,328	111,550

		225,778

Hong Kong (2.1%)
AIA Group Ltd.	716,412	3,034,294
ASM Pacific Technology Ltd.	14,300	157,546
Bank of East Asia Ltd.	73,000	263,066
BOC Hong Kong Holdings Ltd.	220,000	676,504
Cathay Pacific Airways Ltd.	70,000	122,382
Cheung Kong Holdings Ltd.	83,000	1,125,779
Cheung Kong Infrastructure Holdings Ltd.	37,000	246,633
CLP Holdings Ltd.	105,000	849,498
First Pacific Co., Ltd.	126,000	134,999

Galaxy Entertainment Group Ltd.*	125,000	$612,425
Hang Lung Properties Ltd.	133,000	463,851
Hang Seng Bank Ltd.	45,500	672,875
Henderson Land Development Co., Ltd.	63,800	380,856
HKT Trust/HKT Ltd.	134,000	128,540
Hong Kong & China Gas Co., Ltd.	340,771	833,029
Hong Kong Exchanges and Clearing Ltd.	39,100	590,328
Hopewell Holdings Ltd.	34,000	113,318
Hutchison Whampoa Ltd.	127,000	1,335,325
Hysan Development Co., Ltd.	38,000	164,865
Kerry Properties Ltd.	38,500	150,902
Li & Fung Ltd.	348,000	478,295
Link REIT (REIT)	136,000	668,949
MTR Corp., Ltd.	86,500	318,964
New World Development Co., Ltd.	224,000	310,178
Noble Group Ltd.	250,454	191,669
NWS Holdings Ltd.	87,000	133,932
Orient Overseas International Ltd.	16,000	103,352
PCCW Ltd.	248,000	116,069
Power Assets Holdings Ltd.	82,500	711,606
Sands China Ltd.	144,000	678,593
Shangri-La Asia Ltd.	94,000	162,402
Sino Land Co., Ltd.	176,600	248,641
SJM Holdings Ltd.	116,000	282,071
Sun Hung Kai Properties Ltd.	95,000	1,226,075
Swire Pacific Ltd., Class A	40,500	490,320
Swire Properties Ltd.	69,800	206,537
Wharf Holdings Ltd.	89,900	755,730
Wheelock & Co., Ltd.	54,000	270,834
Yue Yuen Industrial Holdings Ltd.	44,500	115,323

		19,526,555

Ireland (0.5%)
Bank of Ireland*	1,256,283	256,733
CRH plc	43,238	875,165
Elan Corp. plc*	28,849	403,864
Experian plc	60,100	1,044,806
James Hardie Industries plc (CDI)	26,273	225,623
Kerry Group plc, Class A	8,886	490,418
Ryanair Holdings plc (ADR)	1,300	66,989
Shire plc	33,158	1,051,500

		4,415,098

Israel (0.4%)
Bank Hapoalim B.M.*	62,896	284,779
Bank Leumi Le-Israel B.M.*	74,616	248,204
Bezeq Israeli Telecommunication Corp., Ltd.	113,780	152,017
Delek Group Ltd.	289	75,079
Israel Chemicals Ltd.	26,531	262,061
Israel Corp., Ltd.*	161	96,931
Mellanox Technologies Ltd.*	2,135	105,413
Mizrahi Tefahot Bank Ltd.*	7,726	77,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NICE Systems Ltd.	3,478	$126,402
Teva Pharmaceutical Industries Ltd.	50,530	1,953,105

		3,381,515

Italy (1.4%)
Assicurazioni Generali S.p.A.	69,471	1,213,529
Atlantia S.p.A.	19,706	321,398
Banca Monte dei Paschi di Siena S.p.A.*	383,541	97,351
Enel Green Power S.p.A.	104,286	216,512
Enel S.p.A.	391,609	1,228,468
Eni S.p.A.	151,323	3,108,180
Exor S.p.A.	3,826	113,148
Fiat Industrial S.p.A.	50,937	567,878
Fiat S.p.A.*	52,116	364,284
Finmeccanica S.p.A.*	24,145	120,936
Intesa Sanpaolo S.p.A.	691,714	1,108,355
Luxottica Group S.p.A.	9,871	499,039
Mediobanca S.p.A.	30,795	160,337
Pirelli & C. S.p.A.	14,186	164,248
Prysmian S.p.A.	12,141	226,778
Saipem S.p.A.	15,764	256,285
Snam S.p.A.	120,768	550,192
Telecom Italia S.p.A.	599,004	416,356
Telecom Italia S.p.A. (RNC)	359,053	199,563
Terna Rete Elettrica Nazionale S.p.A.	89,758	372,933
UniCredit S.p.A.	258,227	1,209,364
Unione di Banche Italiane S.c.p.A.	51,048	184,855

		12,699,989

Japan (16.5%)
ABC-Mart, Inc.	1,200	46,824
Acom Co., Ltd.*	2,380	75,710
Advantest Corp.	8,900	146,449
Aeon Co., Ltd.	35,700	468,657
Aeon Credit Service Co., Ltd.	3,900	110,457
Aeon Mall Co., Ltd.	4,300	106,524
Air Water, Inc.	9,000	126,769
Aisin Seiki Co., Ltd.	11,400	436,207
Ajinomoto Co., Inc.	36,000	528,494
Alfresa Holdings Corp.	2,500	133,848
All Nippon Airways Co., Ltd.	69,000	143,315
Amada Co., Ltd.	21,000	138,687
Aozora Bank Ltd.	64,000	200,040
Asahi Glass Co., Ltd.	60,000	390,805
Asahi Group Holdings Ltd.	23,000	570,710
Asahi Kasei Corp.	75,000	496,068
Asics Corp.	9,500	150,479
Astellas Pharma, Inc.	26,400	1,434,725
Bank of Kyoto Ltd.	19,000	158,429
Bank of Yokohama Ltd.	70,000	361,363
Benesse Holdings, Inc.	4,300	154,996
Bridgestone Corp.	38,700	1,318,875
Brother Industries Ltd.	14,100	158,799
Calbee, Inc.	1,100	104,366
Canon, Inc.	67,400	2,198,417
Casio Computer Co., Ltd.	13,400	118,084
Central Japan Railway Co.	8,600	1,051,805

Chiba Bank Ltd.	44,000	$299,899
Chiyoda Corp.	10,000	117,665
Chubu Electric Power Co., Inc.	38,400	544,368
Chugai Pharmaceutical Co., Ltd.	13,300	275,709
Chugoku Bank Ltd.	10,000	140,351
Chugoku Electric Power Co., Inc.	17,700	278,046
Citizen Holdings Co., Ltd.	17,100	95,517
Coca-Cola West Co., Ltd.	2,700	47,913
Cosmo Oil Co., Ltd.*	24,000	44,283
Credit Saison Co., Ltd.	9,400	235,900
Dai Nippon Printing Co., Ltd.	33,000	301,785
Daicel Corp.	17,000	148,951
Daido Steel Co., Ltd.	18,000	91,289
Daihatsu Motor Co., Ltd.	11,000	208,510
Dai-ichi Life Insurance Co., Ltd.	506	730,583
Daiichi Sankyo Co., Ltd.	40,100	669,546
Daikin Industries Ltd.	14,000	566,042
Dainippon Sumitomo Pharma Co., Ltd.	9,500	125,575
Daito Trust Construction Co., Ltd.	4,300	405,374
Daiwa House Industry Co., Ltd.	30,000	559,891
Daiwa Securities Group, Inc.	99,000	831,488
DeNA Co., Ltd.	6,300	123,739
Denso Corp.	28,900	1,359,331
Dentsu, Inc.	10,781	372,846
Don Quijote Co., Ltd.	3,200	155,677
East Japan Railway Co.	20,009	1,555,449
Eisai Co., Ltd.	15,000	611,766
Electric Power Development Co., Ltd.	6,900	215,668
FamilyMart Co., Ltd.	3,500	149,274
FANUC Corp.	11,300	1,638,375
Fast Retailing Co., Ltd.	3,200	1,079,250
Fuji Electric Co., Ltd.	35,000	123,513
Fuji Heavy Industries Ltd.	35,000	862,825
Fujifilm Holdings Corp.	27,600	608,046
Fujitsu Ltd.	111,000	458,863
Fukuoka Financial Group, Inc.	46,000	195,725
Furukawa Electric Co., Ltd.	43,000	99,718
Gree, Inc.	7,700	68,320
GungHo Online Entertainment, Inc.*	210	228,675
Gunma Bank Ltd.	23,000	127,082
Hachijuni Bank Ltd.	25,000	146,199
Hakuhodo DY Holdings, Inc.	1,490	104,411
Hamamatsu Photonics KK	4,200	151,815
Hankyu Hanshin Holdings, Inc.	68,000	387,376
Hino Motors Ltd.	15,000	220,206
Hirose Electric Co., Ltd.	1,800	237,387
Hiroshima Bank Ltd.	30,000	127,949
Hisamitsu Pharmaceutical Co., Inc.	3,700	188,022
Hitachi Chemical Co., Ltd.	6,500	101,780
Hitachi Construction Machinery Co., Ltd.	6,400	129,381
Hitachi High-Technologies Corp.	4,300	103,663
Hitachi Ltd.	288,000	1,849,728
Hitachi Metals Ltd.	10,000	112,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hokkaido Electric Power Co., Inc.*	10,900	$149,026
Hokuhoku Financial Group, Inc.	71,000	145,322
Hokuriku Electric Power Co.	10,000	157,088
Honda Motor Co., Ltd.	97,000	3,604,003
Hoya Corp.	25,900	535,079
Hulic Co., Ltd.	16,000	171,647
Ibiden Co., Ltd.	7,100	110,745
Idemitsu Kosan Co., Ltd.	1,300	100,010
IHI Corp.	79,000	299,496
INPEX Corp.	131	546,824
Isetan Mitsukoshi Holdings Ltd.	21,200	281,512
Isuzu Motors Ltd.	71,000	486,076
ITOCHU Corp.	89,600	1,034,402
ITOCHU Techno-Solutions Corp.	1,100	45,528
Iyo Bank Ltd.	15,000	143,376
J. Front Retailing Co., Ltd.	29,000	231,287
Japan Airlines Co., Ltd.	3,569	183,524
Japan Exchange Group, Inc.	2,900	292,982
Japan Petroleum Exploration Co.	1,900	77,107
Japan Prime Realty Investment Corp. (REIT)	47	143,824
Japan Real Estate Investment Corp. (REIT)	35	390,653
Japan Retail Fund Investment Corp. (REIT)	124	259,052
Japan Steel Works Ltd.	19,000	104,598
Japan Tobacco, Inc.	65,400	2,311,222
JFE Holdings, Inc.	29,300	643,135
JGC Corp.	12,000	431,942
Joyo Bank Ltd.	40,000	218,996
JSR Corp.	10,600	214,394
JTEKT Corp.	12,300	138,403
JX Holdings, Inc.	133,690	648,365
Kajima Corp.	50,000	165,860
Kamigumi Co., Ltd.	15,000	120,841
Kaneka Corp.	18,000	118,875
Kansai Electric Power Co., Inc.*	41,900	574,129
Kansai Paint Co., Ltd.	14,000	178,705
Kao Corp.	31,300	1,065,109
Kawasaki Heavy Industries Ltd.	85,000	261,393
KDDI Corp.	32,000	1,664,852
Keikyu Corp.	28,000	240,532
Keio Corp.	34,000	233,797
Keisei Electric Railway Co., Ltd.	16,000	149,869
Keyence Corp.	2,760	880,762
Kikkoman Corp.	9,000	149,728
Kinden Corp.	10,000	85,904
Kintetsu Corp.	97,000	426,417
Kirin Holdings Co., Ltd.	52,000	814,761
Kobe Steel Ltd.*	149,000	184,785
Koito Manufacturing Co., Ltd.	7,000	133,747
Komatsu Ltd.	55,600	1,285,449
Konami Corp.	6,000	127,344
Konica Minolta Holdings, Inc.	28,500	215,230
Kubota Corp.	65,000	948,982
Kuraray Co., Ltd.	20,500	287,719
Kurita Water Industries Ltd.	6,700	141,931
Kyocera Corp.	9,700	987,800

Kyowa Hakko Kirin Co., Ltd.	14,000	$158,379
Kyushu Electric Power Co., Inc.*	25,400	383,126
Lawson, Inc.	3,900	297,671
LIXIL Group Corp.	15,800	385,043
M3, Inc.	43	96,596
Mabuchi Motor Co., Ltd.	1,100	58,782
Makita Corp.	6,700	362,089
Marubeni Corp.	98,000	655,112
Marui Group Co., Ltd.	13,300	132,624
Maruichi Steel Tube Ltd.	3,100	79,172
Mazda Motor Corp.*	160,500	632,743
McDonald’s Holdings Co. Japan Ltd.	4,076	113,017
Medipal Holdings Corp.	8,600	116,540
MEIJI Holdings Co., Ltd.	3,611	173,487
Miraca Holdings, Inc.	3,300	151,724
Mitsubishi Chemical Holdings Corp.	80,500	378,231
Mitsubishi Corp.	83,600	1,432,107
Mitsubishi Electric Corp.	115,000	1,077,183
Mitsubishi Estate Co., Ltd.	74,000	1,970,498
Mitsubishi Gas Chemical Co., Inc.	23,000	169,056
Mitsubishi Heavy Industries Ltd.	181,000	1,005,556
Mitsubishi Logistics Corp.	8,000	111,716
Mitsubishi Materials Corp.	67,000	235,763
Mitsubishi Motors Corp.*	250,000	342,811
Mitsubishi Tanabe Pharma Corp.	13,400	173,614
Mitsubishi UFJ Financial Group, Inc.	758,000	4,677,314
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,700	164,438
Mitsui & Co., Ltd.	103,400	1,299,016
Mitsui Chemicals, Inc.	49,000	110,667
Mitsui Fudosan Co., Ltd.	50,000	1,470,559
Mitsui O.S.K. Lines Ltd.*	65,000	253,630
Mizuho Financial Group, Inc.	1,362,835	2,830,651
MS&AD Insurance Group Holdings, Inc.	30,180	767,433
Murata Manufacturing Co., Ltd.	12,100	921,103
Nabtesco Corp.	6,500	135,204
Namco Bandai Holdings, Inc.	10,600	172,071
NEC Corp.	99,000	216,606
Nexon Co., Ltd.	4,600	50,740
NGK Insulators Ltd.	16,000	198,427
NGK Spark Plug Co., Ltd.	11,000	220,266
NHK Spring Co., Ltd.	9,800	113,632
Nidec Corp.	6,000	418,633
Nikon Corp.	20,300	473,626
Nintendo Co., Ltd.	6,300	743,194
Nippon Building Fund, Inc. (REIT)	41	474,571
Nippon Electric Glass Co., Ltd.	23,000	112,008
Nippon Express Co., Ltd.	47,000	223,200
Nippon Meat Packers, Inc.	10,000	152,954
Nippon Prologis REIT, Inc. (REIT)	15	130,520
Nippon Steel & Sumitomo Metal Corp.	452,080	1,221,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Telegraph & Telephone Corp.	26,024	$1,348,693
Nippon Yusen KK	96,000	254,567
Nishi-Nippon City Bank Ltd.	40,000	104,457
Nissan Motor Co., Ltd.	147,900	1,498,684
Nisshin Seifun Group, Inc.	11,500	137,750
Nissin Foods Holdings Co., Ltd.	3,500	141,687
Nitori Holdings Co., Ltd.	2,050	165,356
Nitto Denko Corp.	9,800	630,409
NKSJ Holdings, Inc.	19,825	472,738
NOK Corp.	6,400	101,762
Nomura Holdings, Inc.	216,000	1,592,014
Nomura Real Estate Holdings, Inc.	7,400	163,698
Nomura Real Estate Office Fund, Inc. (REIT)	19	83,333
Nomura Research Institute Ltd.	6,000	195,402
NSK Ltd.	28,000	267,917
NTT Data Corp.	75	266,183
NTT DOCOMO, Inc.	909	1,412,350
NTT Urban Development Corp.	69	84,737
Obayashi Corp.	39,000	202,511
Odakyu Electric Railway Co., Ltd.	37,000	361,121
Oji Holdings Corp.	48,000	193,587
Olympus Corp.*	11,800	358,711
Omron Corp.	12,200	363,122
Ono Pharmaceutical Co., Ltd.	4,900	332,496
Oracle Corp. Japan	2,600	107,875
Oriental Land Co., Ltd.	3,000	464,005
ORIX Corp.	65,600	896,229
Osaka Gas Co., Ltd.	112,000	473,160
Otsuka Corp.	1,000	111,111
Otsuka Holdings Co., Ltd.	21,600	713,249
Panasonic Corp.*	131,400	1,055,916
Park24 Co., Ltd.	5,800	105,205
Rakuten, Inc.	43,200	510,926
Resona Holdings, Inc.	112,305	546,918
Ricoh Co., Ltd.	40,000	475,902
Rinnai Corp.	1,900	135,249
Rohm Co., Ltd.	5,700	229,885
Sankyo Co., Ltd.	3,200	151,159
Sanrio Co., Ltd.	2,700	125,635
Santen Pharmaceutical Co., Ltd.	4,400	189,433
SBI Holdings, Inc.	12,020	132,707
Secom Co., Ltd.	12,500	680,581
Sega Sammy Holdings, Inc.	11,100	277,892
Sekisui Chemical Co., Ltd.	25,000	265,426
Sekisui House Ltd.	32,000	462,674
Seven & I Holdings Co., Ltd.	44,800	1,637,427
Seven Bank Ltd.	35,500	128,857
Sharp Corp.*	61,000	246,017
Shikoku Electric Power Co., Inc.*	10,600	191,416
Shimadzu Corp.	14,000	112,644
Shimamura Co., Ltd.	1,300	157,945
Shimano, Inc.	4,700	399,012
Shimizu Corp.	35,000	140,805
Shin-Etsu Chemical Co., Ltd.	24,400	1,618,794
Shinsei Bank Ltd.	98,000	222,323
Shionogi & Co., Ltd.	17,800	371,506

Shiseido Co., Ltd.	21,400	$318,691
Shizuoka Bank Ltd.	34,000	366,465
Showa Denko KK	89,000	117,554
Showa Shell Sekiyu KK	12,500	102,843
SMC Corp.	3,200	642,710
Softbank Corp.	56,500	3,298,397
Sojitz Corp.	74,700	124,274
Sony Corp.	60,200	1,261,299
Sony Financial Holdings, Inc.	10,400	164,315
Stanley Electric Co., Ltd.	8,500	165,578
Sumco Corp.	8,300	91,302
Sumitomo Chemical Co., Ltd.	89,000	279,976
Sumitomo Corp.	67,000	835,642
Sumitomo Electric Industries Ltd.	44,900	536,917
Sumitomo Heavy Industries Ltd.	33,000	139,080
Sumitomo Metal Mining Co., Ltd.	31,000	345,695
Sumitomo Mitsui Financial Group, Inc.	75,697	3,472,690
Sumitomo Mitsui Trust Holdings, Inc.	185,680	866,806
Sumitomo Realty & Development Co., Ltd.	21,000	837,417
Sumitomo Rubber Industries Ltd.	10,200	166,812
Suruga Bank Ltd.	11,000	199,859
Suzuken Co., Ltd.	4,200	141,440
Suzuki Motor Corp.	21,700	500,382
Sysmex Corp.	4,300	281,377
T&D Holdings, Inc.	34,500	464,035
Taiheiyo Cement Corp.	70,000	223,735
Taisei Corp.	58,000	209,942
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	149,062
Taiyo Nippon Sanso Corp.	16,000	110,506
Takashimaya Co., Ltd.	16,000	162,129
Takeda Pharmaceutical Co., Ltd.	47,000	2,123,009
TDK Corp.	7,300	252,092
Teijin Ltd.	56,000	123,089
Terumo Corp.	9,000	447,822
THK Co., Ltd.	6,800	142,952
Tobu Railway Co., Ltd.	61,000	314,287
Toho Co., Ltd.	6,800	140,004
Toho Gas Co., Ltd.	24,000	124,138
Tohoku Electric Power Co., Inc.*	27,000	337,296
Tokio Marine Holdings, Inc.	41,200	1,306,453
Tokyo Electric Power Co., Inc.*	86,100	445,345
Tokyo Electron Ltd.	10,200	516,273
Tokyo Gas Co., Ltd.	146,000	806,695
Tokyo Tatemono Co., Ltd.	25,000	208,207
Tokyu Corp.	68,000	444,969
Tokyu Land Corp.	25,000	229,381
TonenGeneral Sekiyu KK	17,000	164,721
Toppan Printing Co., Ltd.	33,000	229,250
Toray Industries, Inc.	87,000	563,158
Toshiba Corp.	240,000	1,154,265
TOTO Ltd.	18,000	183,122
Toyo Seikan Kaisha Ltd.	9,700	149,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Toyo Suisan Kaisha Ltd.	5,000	$166,364
Toyoda Gosei Co., Ltd.	4,500	110,299
Toyota Boshoku Corp.	3,000	43,255
Toyota Industries Corp.	9,700	397,076
Toyota Motor Corp.	164,100	9,910,859
Toyota Tsusho Corp.	12,700	327,424
Trend Micro, Inc.	6,300	200,091
Tsumura & Co.	3,800	112,031
Ube Industries Ltd.	60,000	111,313
Unicharm Corp.	6,800	384,634
United Urban Investment Corp. (REIT)	137	185,236
USS Co., Ltd.	1,310	166,293
West Japan Railway Co.	10,000	424,481
Yahoo! Japan Corp.	866	426,975
Yakult Honsha Co., Ltd.	5,200	215,487
Yamada Denki Co., Ltd.	5,470	221,988
Yamaguchi Financial Group, Inc.	13,000	128,060
Yamaha Corp.	10,100	115,786
Yamaha Motor Co., Ltd.	16,700	216,369
Yamato Holdings Co., Ltd.	22,000	463,823
Yamato Kogyo Co., Ltd.	3,100	94,863
Yamazaki Baking Co., Ltd.	8,000	93,971
Yaskawa Electric Corp.	13,000	158,207
Yokogawa Electric Corp.	12,800	153,192
Yokohama Rubber Co., Ltd.	12,000	120,629

		151,734,678

Luxembourg (0.2%)
ArcelorMittal S.A.	59,464	663,639
Millicom International Cellular S.A. (SDR)	3,731	268,777
SES S.A. (FDR)	18,086	517,916
Tenaris S.A.	28,106	563,762

		2,014,094

Macau (0.1%)
MGM China Holdings Ltd.	56,800	151,593
Wynn Macau Ltd.	92,800	251,262

		402,855

Mexico (0.0%)
Fresnillo plc	10,690	143,404

Netherlands (3.3%)
Aegon N.V.	105,627	706,558
Akzo Nobel N.V.	14,176	799,257
ASML Holding N.V.	21,262	1,677,700
Corio N.V. (REIT)	4,014	159,697
D.E Master Blenders 1753 N.V.*	30,101	481,926
Delta Lloyd N.V.	10,962	219,666
Fugro N.V. (CVA)	4,195	227,427
Gemalto N.V.	4,716	427,000
Heineken Holding N.V.	6,003	336,814
Heineken N.V.	13,709	873,479
ING Groep N.V. (CVA)*	227,859	2,076,149
Koninklijke (Royal) KPN N.V.	191,773	398,645
Koninklijke Ahold N.V.	59,975	892,690
Koninklijke Boskalis Westminster N.V.	4,533	165,299

Koninklijke DSM N.V.	9,179	$598,109
Koninklijke Philips N.V.	56,942	1,552,413
Koninklijke Vopak N.V.	4,189	247,140
QIAGEN N.V.*	14,092	276,885
Randstad Holding N.V.	7,174	294,148
Reed Elsevier N.V.	41,046	683,872
Royal Dutch Shell plc, Class A	224,383	7,166,782
Royal Dutch Shell plc, Class B	155,491	5,146,110
TNT Express N.V.	21,170	158,777
Unilever N.V. (CVA)	96,898	3,815,981
Wolters Kluwer N.V.	17,975	380,321
Ziggo N.V.	10,123	405,180

		30,168,025

New Zealand (0.1%)
Auckland International Airport Ltd.	63,112	145,259
Contact Energy Ltd.	23,087	91,603
Fletcher Building Ltd.	40,793	266,494
SKYCITY Entertainment Group Ltd.	34,438	116,358
Telecom Corp. of New Zealand Ltd.	108,104	188,494

		808,208

Norway (0.5%)
Aker Solutions ASA	9,806	133,424
DNB ASA	58,151	841,964
Gjensidige Forsikring ASA	11,923	175,380
Norsk Hydro ASA	55,470	221,356
Orkla ASA	45,501	372,736
Statoil ASA	66,397	1,369,619
Telenor ASA	41,771	827,945
Yara International ASA	10,997	438,479

		4,380,903

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	114,905	91,983
EDP - Energias de Portugal S.A.	119,502	384,986
Galp Energia SGPS S.A., Class B	16,080	238,085
Jeronimo Martins SGPS S.A.	14,991	315,916
Portugal Telecom SGPS S.A. (Registered)	37,416	145,620

		1,176,590

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)	121,000	212,884
CapitaCommercial Trust (REIT)	119,000	137,542
CapitaLand Ltd.	153,000	371,787
CapitaMall Trust (REIT)	144,000	226,651
CapitaMalls Asia Ltd.	81,032	116,673
City Developments Ltd.	24,000	202,604
ComfortDelGro Corp., Ltd.	120,000	173,728
DBS Group Holdings Ltd.	102,000	1,247,337
Genting Singapore plc	363,941	379,015
Global Logistic Properties Ltd.	184,000	399,211
Golden Agri-Resources Ltd.	439,609	194,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hutchison Port Holdings Trust, Class U (b)	112,000	$80,640
Hutchison Port Holdings Trust, Class U	199,000	146,265
Jardine Cycle & Carriage Ltd.	6,000	201,231
Keppel Corp., Ltd.	85,900	704,820
Keppel Land Ltd.	44,000	116,292
Olam International Ltd.	87,000	112,568
Oversea-Chinese Banking Corp., Ltd.	154,000	1,214,990
SembCorp Industries Ltd.	59,000	230,414
SembCorp Marine Ltd.	50,000	170,414
Singapore Airlines Ltd.	32,000	256,000
Singapore Exchange Ltd.	51,000	282,864
Singapore Press Holdings Ltd.	56,036	184,355
Singapore Technologies Engineering Ltd.	92,000	304,126
Singapore Telecommunications Ltd.	474,000	1,409,846
StarHub Ltd.	35,890	118,359
United Overseas Bank Ltd.	76,000	1,190,817
UOL Group Ltd.	28,000	148,450
Wilmar International Ltd.	114,000	283,314

		10,817,423

Spain (2.0%)
Abertis Infraestructuras S.A.	21,831	380,779
Acciona S.A.	1,605	84,715
ACS Actividades de Construccion y Servicios S.A.	8,437	223,484
Amadeus IT Holding S.A., Class A	22,641	723,652
Banco Bilbao Vizcaya Argentaria S.A.	329,086	2,760,747
Banco de Sabadell S.A.	158,649	263,294
Banco Popular Espanol S.A.*	75,121	230,275
Banco Santander S.A.	642,982	4,102,668
Bankia S.A.*	240,336	185,823
CaixaBank	69,176	212,591
Distribuidora Internacional de Alimentacion S.A.	36,417	275,407
Enagas S.A.	11,376	281,122
Ferrovial S.A.	24,021	383,958
Gas Natural SDG S.A.	20,851	420,409
Grifols S.A.	8,882	326,027
Iberdrola S.A.	280,266	1,479,662
Inditex S.A.	12,979	1,602,238
Mapfre S.A.	45,909	149,513
Red Electrica Corporacion S.A.	6,444	354,386
Repsol S.A.	49,598	1,046,505
Telefonica S.A.	243,643	3,122,223
Zardoya Otis S.A.	9,196	130,353

		18,739,831

Sweden (2.3%)
Alfa Laval AB	18,730	382,638
Assa Abloy AB, Class B	19,882	779,140
Atlas Copco AB, Class A	39,955	965,197
Atlas Copco AB, Class B	23,227	498,060
Boliden AB	16,297	202,069
Electrolux AB	14,324	361,833
Elekta AB, Class B	21,949	333,845
Getinge AB, Class B	11,918	362,191
Hennes & Mauritz AB, Class B	56,482	1,856,315
Hexagon AB, Class B	14,098	376,936

Husqvarna AB, Class B	24,095	$127,156
Industrivarden AB, Class C	7,027	117,359
Investment AB Kinnevik, Class B	12,256	314,163
Investor AB, Class B	27,105	728,744
Lundin Petroleum AB*	13,256	262,902
Nordea Bank AB	156,606	1,751,458
Ratos AB, Class B	11,968	92,891
Sandvik AB	63,446	758,767
Scania AB, Class B	19,052	381,546
Securitas AB, Class B	18,669	163,275
Skandinaviska Enskilda Banken AB, Class A	90,386	863,951
Skanska AB, Class B	22,622	375,454
SKF AB, Class B	23,337	546,703
Svenska Cellulosa AB, Class B	34,688	870,549
Svenska Handelsbanken AB, Class A	29,585	1,187,618
Swedbank AB, Class A	53,880	1,235,702
Swedish Match AB	12,264	435,433
Tele2 AB, Class B	18,977	222,848
Telefonaktiebolaget LM Ericsson, Class B	181,041	2,050,382
TeliaSonera AB	141,709	924,074
Volvo AB, Class B	89,498	1,198,449

		20,727,648

Switzerland (7.1%)
ABB Ltd. (Registered)*	130,809	2,840,392
Actelion Ltd. (Registered)*	6,416	386,502
Adecco S.A. (Registered)*	7,887	449,648
Aryzta AG*	5,195	292,049
Baloise Holding AG (Registered)	2,830	275,195
Banque Cantonale Vaudoise (Registered)	202	100,300
Barry Callebaut AG (Registered)*	112	102,567
Cie Financiere Richemont S.A., Class A	31,052	2,746,699
Coca-Cola HBC AG (ADR)	7,893	184,538
Coca-Cola HBC AG (CDI)*	4,113	96,275
Credit Suisse Group AG (Registered)*	89,129	2,363,752
EMS-Chemie Holding AG (Registered)	488	144,403
Geberit AG (Registered)	2,311	573,254
Givaudan S.A. (Registered)*	495	638,828
Glencore Xstrata plc	594,518	2,460,868
Holcim Ltd. (Registered)*	13,623	949,738
Julius Baer Group Ltd.*	13,322	520,299
Kuehne + Nagel International AG (Registered)	3,216	353,077
Lindt & Spruengli AG	51	191,571
Lindt & Spruengli AG (Registered)	6	261,458
Lonza Group AG (Registered)*	3,153	237,506
Nestle S.A. (Registered)	191,808	12,580,070
Novartis AG (Registered)	136,819	9,719,501
Pargesa Holding S.A.	1,613	107,670
Partners Group Holding AG	1,034	279,970
Roche Holding AG	41,788	10,396,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Schindler Holding AG	2,894	$403,208
Schindler Holding AG (Registered)	1,284	174,000
SGS S.A. (Registered)	326	700,285
Sika AG	128	331,468
Sonova Holding AG (Registered)*	2,983	316,443
STMicroelectronics N.V.	37,955	341,926
Sulzer AG (Registered)	1,429	228,598
Swatch Group AG	1,835	1,004,388
Swatch Group AG (Registered)	2,586	243,665
Swiss Life Holding AG (Registered)*	1,911	310,761
Swiss Prime Site AG (Registered)*	3,218	236,610
Swiss Reinsurance AG*	20,952	1,559,394
Swisscom AG (Registered)	1,387	607,340
Syngenta AG (Registered)	5,540	2,167,788
Transocean Ltd.	21,393	1,029,618
UBS AG (Registered)*	216,762	3,690,152
Wolseley plc	16,305	752,156
Zurich Insurance Group AG*	8,823	2,288,534

		65,639,140

United Kingdom (13.9%)
3i Group plc	57,855	297,070
Aberdeen Asset Management plc	57,079	332,325
Admiral Group plc	11,409	230,268
Aggreko plc	15,990	399,334
AMEC plc	17,699	270,539
Anglo American plc	82,886	1,595,989
Antofagasta plc	23,484	283,958
ARM Holdings plc	83,088	1,004,663
Associated British Foods plc	21,203	559,515
AstraZeneca plc	74,245	3,517,549
Aviva plc	175,311	905,507
Babcock International Group plc	21,451	359,864
BAE Systems plc	193,233	1,125,628
Barclays plc	726,755	3,077,869
BG Group plc	202,395	3,443,108
BHP Billiton plc	125,587	3,212,814
BP plc	1,139,952	7,893,170
British American Tobacco plc	114,788	5,879,211
British Land Co. plc (REIT)	55,780	480,611
British Sky Broadcasting Group plc	62,572	753,737
BT Group plc	468,852	2,204,907
Bunzl plc	19,778	385,041
Burberry Group plc	26,313	540,680
Capita plc	39,005	573,076
Carnival plc	10,928	380,620
Centrica plc	309,179	1,693,825
Cobham plc	64,249	256,123
Compass Group plc	108,867	1,390,883
Croda International plc	8,058	303,577
Diageo plc	149,267	4,268,120
Direct Line Insurance Group plc	49,206	174,377
easyJet plc	9,453	186,333
G4S plc	84,015	294,411

GKN plc	97,201	$445,435
GlaxoSmithKline plc	291,835	7,314,919
Hammerson plc (REIT)	42,451	314,629
Hargreaves Lansdown plc	12,723	171,837
HSBC Holdings plc	1,099,441	11,404,368
ICAP plc	32,749	181,058
IMI plc	19,146	361,089
Imperial Tobacco Group plc	58,340	2,023,095
Inmarsat plc	26,681	273,309
InterContinental Hotels Group plc	15,975	439,293
International Consolidated Airlines Group S.A.*	55,276	222,038
Intertek Group plc	9,574	425,635
Intu Properties plc (REIT)	39,821	189,329
Invensys plc	38,864	243,889
Invensys plc (Preference)*†(b)	48,580	56,672
Investec plc	34,253	215,526
ITV plc	221,270	471,493
J Sainsbury plc	73,094	394,995
Johnson Matthey plc	12,199	487,601
Kingfisher plc	141,187	736,553
Land Securities Group plc (REIT)	46,515	625,403
Legal & General Group plc	351,840	917,215
Lloyds Banking Group plc*	2,719,947	2,612,868
London Stock Exchange Group plc	10,501	213,539
Marks & Spencer Group plc	96,023	629,021
Meggitt plc	46,747	367,942
Melrose Industries plc	75,442	286,056
National Grid plc	218,001	2,473,502
Next plc	9,596	665,242
Old Mutual plc	291,172	800,244
Pearson plc	48,643	866,348
Persimmon plc*	18,040	324,042
Petrofac Ltd.	15,450	281,514
Prudential plc	152,124	2,487,260
Randgold Resources Ltd.	5,211	323,764
Reckitt Benckiser Group plc	38,460	2,718,882
Reed Elsevier plc	71,046	807,189
Resolution Ltd.	84,441	366,027
Rexam plc	47,090	341,993
Rio Tinto plc	75,590	3,084,608
Rolls-Royce Holdings plc*	111,853	1,929,193
Rolls-Royce Holdings plc (Preference)*†(b)	8,369,627	12,730
Royal Bank of Scotland Group plc*	126,607	526,660
RSA Insurance Group plc	214,262	387,799
SABMiller plc	57,001	2,733,081
Sage Group plc	67,241	347,923
Schroders plc	6,061	201,239
Segro plc (REIT)	44,235	187,844
Serco Group plc	29,698	278,468
Severn Trent plc	14,191	359,154
Smith & Nephew plc	53,871	602,223
Smiths Group plc	23,417	465,858
SSE plc	57,020	1,320,815
Standard Chartered plc	143,538	3,115,342
Standard Life plc	140,317	737,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Subsea 7 S.A.*	15,712	$275,474
Tate & Lyle plc	27,767	348,205
Tesco plc	479,141	2,415,076
Travis Perkins plc	14,586	323,007
TUI Travel plc	26,675	144,799
Tullow Oil plc	54,021	822,454
Unilever plc	76,346	3,091,073
United Utilities Group plc	40,593	422,301
Vedanta Resources plc	5,623	87,233
Vodafone Group plc	2,910,478	8,315,540
Weir Group plc	12,652	413,918
Whitbread plc	10,673	496,083
William Hill plc	51,382	344,561
WM Morrison Supermarkets plc	131,385	523,155
WPP plc	75,230	1,283,804

		128,352,912

Total Common Stocks (73.0%) (Cost $649,305,299)		672,196,548

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	15,750	427
New World Development Co., Ltd., expiring 12/31/49*†(b)	2,800	—

		427

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	49,598	$27,631

Total Rights (0.0%) (Cost $—)		28,058

Total Investments (73.0%) (Cost $649,305,299)		672,224,606
Other Assets Less Liabilities (27.0%)		248,637,349

Net Assets (100%)		$920,861,955

*	Non-income producing.
†	Securities (totaling $69,402 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
REIT	— Real Estate Investment Trust
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,202,306	$816,034	$—	$2,093,970	$53,018	$—

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,873	September-13	$100,559,447	$97,155,858	$(3,403,589)
E-Mini MSCI EAFE Index	27	September-13	2,307,875	2,213,595	(94,280)
FTSE 100 Index	649	September-13	61,986,287	60,819,953	(1,166,334)
SPI 200 Index	221	September-13	23,951,149	24,097,225	146,076
TOPIX Index	541	September-13	60,646,350	61,692,982	1,046,632

					$(3,471,495)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	3,150	$4,788,609	$4,932,216	$(143,607)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	15,985	20,813,717	21,277,058	(463,341)
Japanese Yen vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	238,072	2,401,224	2,473,342	(72,118)

					$(679,066)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for identical securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$78,671,443	$—	$78,671,443
Consumer Staples	184,538	79,156,986	—	79,341,524
Energy	—	46,799,792	—	46,799,792
Financials	—	167,805,333	—	167,805,333
Health Care	—	70,586,923	—	70,586,923
Industrials	147,629	85,000,422	69,402	85,217,453
Information Technology	—	29,561,158	—	29,561,158
Materials	—	53,681,853	—	53,681,853
Telecommunication Services	—	34,984,601	—	34,984,601
Utilities	—	25,546,468	—	25,546,468
Futures	1,192,708	—	—	1,192,708

Rights
Energy	—	27,631	—	27,631
Financials	—	427	—	427

Total Assets	$1,524,875	$671,823,037	$69,402	$673,417,314

Liabilities:
Forward Currency Contracts	$—	$(679,066)	$—	$(679,066)
Futures	(4,664,203)	—	—	(4,664,203)

Total Liabilities	$(4,664,203)	$(679,066)	$—	$(5,343,269)

Total	$(3,139,328)	$671,143,971	$69,402	$668,074,045

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,192,708	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,192,708

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(679,066)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(4,664,203	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,343,269)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	318,869	—	318,869
Credit contracts	—	—	—	—	—
Equity contracts	—	60,862,662	—	—	60,862,662
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$60,862,662	$318,869	$—	$61,181,531

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(841,545)	—	(841,545)
Credit contracts	—	—	—	—	—
Equity contracts	—	(11,357,481)	—	—	(11,357,481)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(11,357,481)	$(841,545)	$—	$(12,199,026)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $25,414,000 and futures contracts with an average notional balance of approximately $403,636,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$—	$(679,066)	$—	$(679,066)
Goldman Sachs Group, Inc.
Futures contracts	4,365,705	—	—	4,365,705

Total	$4,365,705	$(679,066)	$—	$3,686,639

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$261,748,440
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,458,849

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,051,670
Aggregate gross unrealized depreciation	(42,353,369)

Net unrealized appreciation	$21,698,301

Federal income tax cost of investments	$650,526,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,977,631)	$2,093,970
Unaffiliated Issuers (Cost $647,327,668)	670,130,636
Cash	17,061,375
Foreign cash (Cost $226,237,368)	209,228,022
Cash held as collateral at broker	15,897,100
Due from broker for futures variation margin	4,365,705
Dividends, interest and other receivables	1,955,871
Receivable from Separate Accounts for Trust shares sold	1,283,992
Receivable for securities sold	15,123
Other assets	32,195

Total assets	922,063,989

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	679,066
Investment management fees payable	342,592
Administrative fees payable	119,540
Distribution fees payable - Class IB	24,877
Payable to Separate Accounts for Trust shares redeemed	21,199
Trustees’ fees payable	358
Accrued expenses	14,402

Total liabilities	1,202,034

NET ASSETS	$920,861,955

Net assets were comprised of:
Paid in capital	$862,820,889
Accumulated undistributed net investment income (loss)	5,304,188
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	50,986,888
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,749,990

Net assets	$920,861,955

Class IB
Net asset value, offering and redemption price per share, $117,665,403 / 9,441,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.46

Class K
Net asset value, offering and redemption price per share, $803,196,552 / 64,379,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($53,018 of dividend income received from affiliates) (net of $771,578 foreign withholding tax)	$9,401,306
Interest	110,086

Total income	9,511,392

EXPENSES
Investment management fees	1,955,084
Administrative fees	683,927
Distribution fees - Class IB	151,433
Printing and mailing expenses	47,397
Custodian fees	46,845
Professional fees	31,038
Trustees’ fees	11,657
Distribution fees - Class IA	34
Miscellaneous	73,784

Total expenses	3,001,199

NET INVESTMENT INCOME (LOSS)	6,510,193

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(519,078)
Futures	60,862,662
Foreign currency transactions	(13,182,737)

Net realized gain (loss)	47,160,847

Change in unrealized appreciation (depreciation) on:
Securities ($75,630 of change in unrealized appreciation (depreciation) from affiliates)	(3,048,956)
Futures	(11,357,481)
Foreign currency translations	(15,342,822)

Net change in unrealized appreciation (depreciation)	(29,749,259)

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,411,588

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,921,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,510,193	$8,990,230
Net realized gain (loss) on investments, futures and foreign currency transactions	47,160,847	35,329,244
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(29,749,259)	61,000,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,921,781	105,320,199

DIVIDENDS:
Dividends from net investment income
Class IA	—	(734)
Class IB	—	(679,293)
Class K	—	(5,548,191)

TOTAL DIVIDENDS	—	(6,228,218)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 74 and 0 shares, respectively ]	939	—
Capital shares issued in reinvestment of dividends [ 0 and 61 shares, respectively ]	—	734
Capital shares repurchased [ (10,670) and 0 shares, respectively ]	(132,222)	—

Total Class IA transactions	(131,283)	734

Class IB
Capital shares sold [ 475,616 and 2,677,960 shares, respectively ]	6,040,404	29,100,677
Capital shares issued in reinvestment of dividends [ 0 and 56,207 shares, respectively ]	—	679,293
Capital shares repurchased [ (806,325) and (1,007,926) shares, respectively ]	(10,247,252)	(11,499,195)

Total Class IB transactions	(4,206,848)	18,280,775

Class K
Capital shares sold [ 10,904,801 and 19,639,149 shares, respectively ]	138,408,000	216,418,636
Capital shares issued in reinvestment of dividends [ 0 and 459,175 shares, respectively ]	—	5,548,191
Capital shares repurchased [ (2,753,227) and (2,030,030) shares, respectively ]	(34,627,399)	(23,517,785)

Total Class K transactions	103,780,601	198,449,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	99,442,470	216,730,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,364,251	315,822,532
NET ASSETS:
Beginning of period	797,497,704	481,675,172

End of period (a)	$920,861,955	$797,497,704

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,304,188	$(1,206,005)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,				October 29, 2009* to December 31, 2009
Class IB		2012	2011	2010

Net asset value, beginning of period	$12.08	$10.42	$12.72	$12.29		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.14 (e)	0.15 (e)	0.30	(e)	(0.18	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.30	1.59	(2.20)	0.27		0.62

Total from investment operations	0.38	1.73	(2.05)	0.57		0.44

Less distributions:
Dividends from net investment income	—	(0.07)	(0.16)	(0.07)		(0.06)
Distributions from net realized gains	—	—	(0.09)	(0.07)		(0.07)

Total dividends and distributions	—	(0.07)	(0.25)	(0.14)		(0.13)

Net asset value, end of period	$12.46	$12.08	$10.42	$12.72		$12.29

Total return (b)	3.15%	16.60%	(16.11)%	4.75%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,665	$118,078	$83,866	$43,893		$91
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.91%	0.94%	0.95%	0.94%		0.94	%(c)
Before waivers and reimbursements (a)	0.91%	0.94%	0.95%	1.01	%(c)	2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.25%	1.27%	1.29%	2.54%		(8.26)%
Before waivers and reimbursements (a)	1.25%	1.27%	1.28%	2.50%		(9.62)%
Portfolio turnover rate	1%	3%	2%	3%		24%

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$12.08	$10.42	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.16 (e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.30	1.60	(0.60)

Total from investment operations	0.40	1.76	(0.63)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.18)

Total dividends and distributions	—	(0.10)	(0.18)

Net asset value, end of period	$12.48	$12.08	$10.42

Total return (b)	3.31%	16.90%	(5.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$803,197	$679,292	$397,699
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.66%	0.69%	0.70%
Before waivers and reimbursements (a)	0.66%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.54%	1.47%	(0.82)%
Before waivers and reimbursements (a)	1.54%	1.47%	(0.83)%
Portfolio turnover rate	1%	3%	2%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	14.6%
Industrials	7.4
Consumer Staples	6.9
Consumer Discretionary	6.8
Health Care	6.1
Materials	4.7
Energy	4.1
Telecommunication Services	3.0
Information Technology	2.6
Utilities	2.2
Cash and Other	41.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class K
Actual	$1,000.00	$1,031.40	$3.26
Hypothetical (5% average return before expenses)	1,000.00	1,021.58	3.25

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratios of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.6%)
AGL Energy Ltd.	63,808	$844,989
ALS Ltd.	39,098	342,553
Alumina Ltd.*	302,400	272,412
Amcor Ltd.	140,241	1,300,530
AMP Ltd.	332,224	1,291,301
APA Group	94,901	519,882
Asciano Ltd.	109,096	500,864
ASX Ltd.	21,913	662,740
Aurizon Holdings Ltd.	229,178	871,914
Australia & New Zealand Banking Group Ltd.	314,296	8,215,018
Bendigo and Adelaide Bank Ltd.	47,556	437,968
BGP Holdings plc*†(b)	810,676	—
BHP Billiton Ltd.	367,131	10,532,780
Boral Ltd.	85,323	328,515
Brambles Ltd.	179,437	1,532,732
Caltex Australia Ltd.	15,978	263,759
CFS Retail Property Trust Group (REIT)	235,207	430,217
Coca-Cola Amatil Ltd.	66,731	775,676
Cochlear Ltd.	6,823	385,069
Commonwealth Bank of Australia	183,952	11,638,379
Computershare Ltd.	52,900	496,859
Crown Ltd.	47,296	523,813
CSL Ltd.	57,517	3,239,242
Dexus Property Group (REIT)	543,894	532,237
Echo Entertainment Group Ltd.	89,430	250,272
Federation Centres Ltd. (REIT)	156,963	340,215
Flight Centre Ltd.	6,441	231,678
Fortescue Metals Group Ltd.	174,265	484,497
Goodman Group (REIT)	196,058	875,008
GPT Group (REIT)	198,808	698,188
Harvey Norman Holdings Ltd.	64,694	150,873
Iluka Resources Ltd.	47,520	434,160
Incitec Pivot Ltd.	183,958	481,163
Insurance Australia Group Ltd.	239,423	1,191,166
Leighton Holdings Ltd.	18,568	262,362
Lend Lease Group	60,658	463,214
Macquarie Group Ltd.	35,686	1,366,496
Metcash Ltd.	97,284	313,178
Mirvac Group (REIT)	410,401	602,408
National Australia Bank Ltd.	267,696	7,266,298
Newcrest Mining Ltd.	87,821	792,726
Orica Ltd.	42,735	807,070
Origin Energy Ltd.	125,812	1,446,321
Qantas Airways Ltd.*	117,337	144,869
QBE Insurance Group Ltd.	135,944	1,876,103
Ramsay Health Care Ltd.	14,866	486,862
Rio Tinto Ltd.	50,237	2,406,100
Santos Ltd.	109,989	1,260,398
Seek Ltd.	35,147	291,543
Sonic Healthcare Ltd.	43,159	584,566
SP AusNet	178,242	191,538
Stockland Corp., Ltd. (REIT)	257,163	818,456
Suncorp Group Ltd.	146,720	1,599,459
Sydney Airport	13,757	42,525
Tabcorp Holdings Ltd.	85,862	239,502

Tatts Group Ltd.	160,165	$464,338
Telstra Corp., Ltd.	499,314	2,178,209
Toll Holdings Ltd.	78,475	381,813
Transurban Group	159,162	983,996
Treasury Wine Estates Ltd.	73,923	393,469
Wesfarmers Ltd.	114,676	4,153,126
Westfield Group (REIT)	244,677	2,559,921
Westfield Retail Trust (REIT)	343,400	973,575
Westpac Banking Corp.	355,258	9,383,146
Whitehaven Coal Ltd.	55,220	116,153
Woodside Petroleum Ltd.	75,561	2,419,342
Woolworths Ltd.	142,431	4,273,839
WorleyParsons Ltd.	23,428	417,594

		103,037,184

Austria (0.2%)
Andritz AG	8,202	420,907
Erste Group Bank AG	26,854	716,742
Immofinanz AG*	108,569	405,585
OMV AG	17,413	786,497
Raiffeisen Bank International AG*	5,363	156,369
Telekom Austria AG	26,523	167,923
Verbund AG	8,225	156,202
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,143	192,440
Voestalpine AG	12,855	453,958

		3,456,623

Belgium (0.7%)
Ageas	26,127	917,372
Anheuser-Busch InBev N.V.	92,294	8,215,997
Belgacom S.A.	17,560	393,940
Colruyt S.A.	8,480	445,990
Delhaize Group S.A.	11,579	715,760
Groupe Bruxelles Lambert S.A.	9,495	714,483
KBC Groep N.V.	25,706	957,130
Solvay S.A.	6,755	885,419
Telenet Group Holding N.V.	5,974	274,184
UCB S.A.	12,490	672,821
Umicore S.A.	13,333	554,142

		14,747,238

Bermuda (0.1%)
Seadrill Ltd.	42,834	1,729,057

China (0.0%)
AAC Technologies Holdings, Inc.	81,200	458,553
Yangzijiang Shipbuilding Holdings Ltd.	222,199	145,503

		604,056

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	63	424,830
A. P. Moller - Maersk A/S, Class B	152	1,088,651
Carlsberg A/S, Class B	12,243	1,096,082
Coloplast A/S, Class B	13,114	735,332
Danske Bank A/S*	74,844	1,280,032
DSV A/S	22,491	548,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Novo Nordisk A/S, Class B	46,805	$7,294,265
Novozymes A/S, Class B	26,968	863,149
TDC A/S	83,318	675,257
Tryg A/S	3,075	253,455
William Demant Holding A/S*	2,987	247,036

		14,506,420

Finland (0.5%)
Elisa Oyj	15,777	308,247
Fortum Oyj	51,688	968,827
Kesko Oyj, Class B	7,717	214,558
Kone Oyj, Class B	17,593	1,398,041
Metso Oyj	14,602	496,455
Neste Oil Oyj	13,961	204,257
Nokia Oyj*	429,092	1,589,570
Nokian Renkaat Oyj	12,871	524,553
Orion Oyj, Class B	11,237	263,572
Pohjola Bank plc, Class A	16,604	244,006
Sampo Oyj, Class A	48,444	1,887,931
Stora Enso Oyj, Class R	63,955	428,722
UPM-Kymmene Oyj	59,620	584,361
Wartsila Oyj	20,156	877,071

		9,990,171

France (5.4%)
Accor S.A.	18,093	636,695
Aeroports de Paris S.A.	3,586	348,725
Air Liquide S.A.	35,579	4,393,563
Alstom S.A.*	24,624	806,424
Arkema S.A.	7,043	646,585
AtoS	6,168	457,790
AXA S.A.‡	205,490	4,037,551
BNP Paribas S.A.	114,273	6,243,506
Bouygues S.A.	21,943	560,103
Bureau Veritas S.A.	25,849	669,394
Cap Gemini S.A.	16,660	809,953
Carrefour S.A.	68,420	1,881,814
Casino Guichard Perrachon S.A.	6,608	619,036
CGG*	18,837	416,581
Christian Dior S.A.	6,383	1,030,246
Cie de Saint-Gobain S.A.	45,994	1,861,898
Cie Generale des Etablissements Michelin	20,838	1,863,404
Cie Generale d’Optique Essilor International S.A.	23,369	2,486,388
CNP Assurances S.A.	17,213	247,018
Credit Agricole S.A.*	111,364	957,151
Danone S.A.	65,732	4,933,393
Dassault Systemes S.A.	7,006	857,037
Edenred	23,011	703,878
EDF S.A.	27,132	629,867
Eurazeo S.A.	3,417	183,091
European Aeronautic Defence and Space Co. N.V.	66,455	3,552,170
Eutelsat Communications S.A.	16,176	459,220
Fonciere des Regions (REIT)	3,206	240,537
France Telecom S.A.	213,845	2,023,058
GDF Suez S.A.	152,336	2,983,245
Gecina S.A. (REIT)	2,624	290,252
Groupe Eurotunnel S.A. (Registered)	62,159	472,834
ICADE (REIT)	2,859	236,087

Iliad S.A.	2,648	$572,681
Imerys S.A.	4,187	256,559
J.C. Decaux S.A.	7,647	208,580
Kering	8,772	1,782,932
Klepierre S.A. (REIT)	11,565	455,822
Lafarge S.A.	21,621	1,329,474
Lagardere S.C.A.	12,801	356,576
Legrand S.A.	28,511	1,322,648
L’Oreal S.A.	27,546	4,526,725
LVMH Moet Hennessy Louis Vuitton S.A.	28,937	4,689,398
Natixis S.A.	104,733	438,424
Pernod-Ricard S.A.	24,349	2,700,001
Publicis Groupe S.A.	20,296	1,445,080
Remy Cointreau S.A.	2,638	279,920
Renault S.A.	21,746	1,463,404
Rexel S.A.	17,147	385,679
Safran S.A.	28,523	1,489,719
Sanofi S.A.	136,970	14,195,211
Schneider Electric S.A.	60,293	4,373,712
SCOR SE	16,780	514,918
Societe BIC S.A.	3,378	338,567
Societe Generale S.A.	80,237	2,757,229
Sodexo S.A.	11,141	928,108
Suez Environnement Co. S.A.	30,985	400,251
Technip S.A.	11,713	1,189,358
Thales S.A.	10,876	507,873
Total S.A.	244,413	11,931,847
Unibail-Rodamco SE (REIT)	10,833	2,524,039
Vallourec S.A.	12,363	625,588
Veolia Environnement S.A.	39,625	450,842
Vinci S.A.	52,896	2,654,592
Vivendi S.A.	137,709	2,608,072
Wendel S.A.	3,633	374,292
Zodiac Aerospace	3,830	507,007

		119,123,622

Germany (5.0%)
Adidas AG	24,077	2,605,593
Allianz SE (Registered)	52,067	7,607,520
Axel Springer AG	4,707	200,808
BASF SE	105,476	9,422,407
Bayer AG (Registered)	94,957	10,126,612
Bayerische Motoren Werke (BMW) AG	38,170	3,337,770
Bayerische Motoren Werke (BMW) AG (Preference)	6,276	429,126
Beiersdorf AG	11,669	1,017,660
Brenntag AG	5,846	888,022
Celesio AG	9,087	197,529
Commerzbank AG*	109,455	954,278
Continental AG	12,677	1,693,004
Daimler AG (Registered)	109,901	6,649,802
Deutsche Bank AG (Registered)	117,332	4,910,879
Deutsche Boerse AG	22,511	1,481,774
Deutsche Lufthansa AG (Registered)*	25,845	524,634
Deutsche Post AG (Registered)	104,269	2,591,607
Deutsche Telekom AG (Registered)	319,655	3,729,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

E.ON SE	207,724	$3,409,541
Fraport AG	4,407	266,627
Fresenius Medical Care AG & Co. KGaA	24,162	1,714,994
Fresenius SE & Co. KGaA	14,264	1,758,455
Fuchs Petrolub AG (Preference)	3,949	314,324
GEA Group AG	20,967	743,153
Hannover Rueckversicherung SE (Registered)	7,171	516,364
HeidelbergCement AG	16,475	1,108,047
Henkel AG & Co. KGaA	14,610	1,145,781
Henkel AG & Co. KGaA (Preference)	20,606	1,937,875
Hochtief AG	3,797	248,255
Hugo Boss AG	3,541	389,933
Infineon Technologies AG	125,980	1,054,403
K+S AG (Registered)	19,786	731,555
Kabel Deutschland Holding AG	10,369	1,138,861
Lanxess AG	9,526	573,850
Linde AG	21,341	3,982,050
MAN SE	4,276	466,975
Merck KGaA	7,344	1,118,918
Metro AG	14,868	470,663
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	20,411	3,756,712
Porsche Automobil Holding SE (Preference)	17,531	1,357,288
ProSiebenSat.1 Media AG (Preference)*	11,644	500,465
RWE AG	56,128	1,791,407
RWE AG (Preference)	4,281	132,344
SAP AG	105,875	7,753,314
Siemens AG (Registered)	91,065	9,204,224
Suedzucker AG	9,465	293,157
Telefonica Deutschland Holding AG	29,893	216,341
ThyssenKrupp AG*	44,793	880,111
United Internet AG (Registered)	12,400	350,006
Volkswagen AG	3,451	672,676
Volkswagen AG (Preference)	16,685	3,378,240

		111,745,665

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	26,442	206,509
OPAP S.A.	27,390	229,244

		435,753

Hong Kong (1.7%)
AIA Group Ltd.	1,382,700	5,856,292
ASM Pacific Technology Ltd.	26,377	290,601
Bank of East Asia Ltd.	133,921	482,603
BOC Hong Kong Holdings Ltd.	423,223	1,301,419
Cathay Pacific Airways Ltd.	132,368	231,421
Cheung Kong Holdings Ltd.	159,708	2,166,216
Cheung Kong Infrastructure Holdings Ltd.	69,013	460,024
CLP Holdings Ltd.	199,528	1,614,273
First Pacific Co., Ltd.	259,100	277,605

Galaxy Entertainment Group Ltd.*	241,000	$1,180,756
Hang Lung Properties Ltd.	260,711	909,256
Hang Seng Bank Ltd.	89,032	1,316,646
Henderson Land Development Co., Ltd.	123,745	738,700
HKT Trust/HKT Ltd.	254,500	244,129
Hong Kong & China Gas Co., Ltd.	661,970	1,618,214
Hong Kong Exchanges and Clearing Ltd.	122,622	1,851,334
Hopewell Holdings Ltd.	59,962	199,846
Hutchison Whampoa Ltd.	242,533	2,550,082
Hysan Development Co., Ltd.	73,907	320,649
Kerry Properties Ltd.	68,324	267,797
Li & Fung Ltd.	667,650	917,626
Link REIT (REIT)	259,119	1,274,539
MTR Corp., Ltd.	170,016	626,924
New World Development Co., Ltd.	420,429	582,179
Noble Group Ltd.	477,330	365,294
NWS Holdings Ltd.	164,371	253,040
Orient Overseas International Ltd.	23,205	149,892
PCCW Ltd.	464,265	217,286
Power Assets Holdings Ltd.	158,065	1,363,394
Sands China Ltd.	275,596	1,298,732
Shangri-La Asia Ltd.	184,635	318,991
Sino Land Co., Ltd.	337,007	474,483
SJM Holdings Ltd.	216,500	526,452
Sun Hung Kai Properties Ltd.	183,308	2,365,783
Swire Pacific Ltd., Class A	79,312	960,205
Swire Properties Ltd.	134,500	397,983
Wharf Holdings Ltd.	171,113	1,438,434
Wheelock & Co., Ltd.	108,674	545,048
Yue Yuen Industrial Holdings Ltd.	81,837	212,083

		38,166,231

Ireland (0.4%)
Bank of Ireland*	2,354,324	481,127
CRH plc (BATS Europe Exchange)	53,293	1,078,685
CRH plc (London Stock Exchange)	30,276	614,745
Elan Corp. plc*	56,971	797,551
Experian plc	116,945	2,033,026
Irish Bank Resolution Corp., Ltd.*†(b)	52,563	—
James Hardie Industries plc (CDI)	51,975	446,342
Kerry Group plc, Class A	17,012	936,542
Ryanair Holdings plc (ADR)	2,587	133,308
Shire plc	63,054	1,999,556

		8,520,882

Israel (0.3%)
Bank Hapoalim B.M.*	118,366	535,934
Bank Leumi Le-Israel B.M.*	138,156	459,564
Bezeq Israeli Telecommunication Corp., Ltd.	204,631	273,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Delek Group Ltd.	413	$107,294
Israel Chemicals Ltd.	50,549	499,299
Israel Corp., Ltd.*	276	166,167
Mellanox Technologies Ltd.*	4,114	203,124
Mizrahi Tefahot Bank Ltd.*	14,074	141,222
NICE Systems Ltd.	6,645	241,500
Teva Pharmaceutical Industries Ltd.	98,152	3,793,809

		6,421,313

Italy (1.1%)
Assicurazioni Generali S.p.A.	135,089	2,359,754
Atlantia S.p.A.	38,433	626,830
Banca Monte dei Paschi di Siena S.p.A.*	686,398	174,223
Enel Green Power S.p.A.	195,827	406,563
Enel S.p.A.	760,592	2,385,959
Eni S.p.A.	292,330	6,004,469
Exor S.p.A.	7,666	226,710
Fiat Industrial S.p.A.	97,705	1,089,277
Fiat S.p.A.*	98,801	690,605
Finmeccanica S.p.A.*	46,393	232,371
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,325,932	2,124,582
Luxottica Group S.p.A.	18,996	960,363
Mediobanca S.p.A.	58,101	302,509
Pirelli & C. S.p.A.	26,991	312,507
Prysmian S.p.A.	23,743	443,488
Saipem S.p.A.	30,215	491,224
Snam S.p.A.	229,550	1,045,778
Telecom Italia S.p.A.	1,135,246	789,088
Telecom Italia S.p.A. (RNC)	704,576	391,606
Terna Rete Elettrica Nazionale S.p.A.	169,393	703,805
UniCredit S.p.A.	495,268	2,319,507
Unione di Banche Italiane S.c.p.A.	100,116	362,539

		24,443,757

Japan (13.2%)
ABC-Mart, Inc.	2,860	111,597
Acom Co., Ltd.*	4,590	146,012
Advantest Corp.	17,602	289,640
Aeon Co., Ltd.	68,648	901,187
Aeon Credit Service Co., Ltd.	7,762	219,837
Aeon Mall Co., Ltd.	10,538	261,059
Air Water, Inc.	16,000	225,368
Aisin Seiki Co., Ltd.	22,562	863,307
Ajinomoto Co., Inc.	70,249	1,031,282
Alfresa Holdings Corp.	4,634	248,100
All Nippon Airways Co., Ltd.	126,698	263,156
Amada Co., Ltd.	42,852	283,001
Aozora Bank Ltd.	123,345	385,531
Asahi Glass Co., Ltd.	116,843	761,046
Asahi Group Holdings Ltd.	44,013	1,092,115
Asahi Kasei Corp.	146,922	971,777
Asics Corp.	17,605	278,861
Astellas Pharma, Inc.	50,480	2,743,368
Bank of Kyoto Ltd.	38,490	320,944
Bank of Yokohama Ltd.	135,300	698,463
Benesse Holdings, Inc.	8,226	296,511

Bridgestone Corp.	74,699	$2,545,701
Brother Industries Ltd.	27,885	314,051
Calbee, Inc.	1,974	187,289
Canon, Inc.	129,236	4,215,350
Casio Computer Co., Ltd.	27,573	242,980
Central Japan Railway Co.	16,637	2,034,753
Chiba Bank Ltd.	84,328	574,770
Chiyoda Corp.	17,333	203,949
Chubu Electric Power Co., Inc.	75,146	1,065,288
Chugai Pharmaceutical Co., Ltd.	24,953	517,275
Chugoku Bank Ltd.	19,128	268,463
Chugoku Electric Power Co., Inc.	34,938	548,834
Citizen Holdings Co., Ltd.	32,192	179,818
Coca-Cola West Co., Ltd.	6,189	109,827
Cosmo Oil Co., Ltd.*	60,778	112,143
Credit Saison Co., Ltd.	17,684	443,794
Dai Nippon Printing Co., Ltd.	64,838	592,943
Daicel Corp.	32,045	280,773
Daido Steel Co., Ltd.	31,481	159,659
Daihatsu Motor Co., Ltd.	23,211	439,975
Dai-ichi Life Insurance Co., Ltd.	959	1,384,642
Daiichi Sankyo Co., Ltd.	77,283	1,290,388
Daikin Industries Ltd.	26,677	1,078,592
Dainippon Sumitomo Pharma Co., Ltd.	17,812	235,446
Daito Trust Construction Co., Ltd.	8,460	797,550
Daiwa House Industry Co., Ltd.	57,342	1,070,176
Daiwa Securities Group, Inc.	189,579	1,592,250
DeNA Co., Ltd.	11,764	231,057
Denso Corp.	56,155	2,641,289
Dentsu, Inc.	21,222	733,933
Don Quijote Co., Ltd.	6,200	301,623
East Japan Railway Co.	38,262	2,974,390
Eisai Co., Ltd.	29,231	1,192,170
Electric Power Development Co., Ltd.	13,797	431,243
FamilyMart Co., Ltd.	6,796	289,848
FANUC Corp.	21,842	3,166,848
Fast Retailing Co., Ltd.	6,198	2,090,372
Fuji Electric Co., Ltd.	69,152	244,033
Fuji Heavy Industries Ltd.	67,032	1,652,483
Fujifilm Holdings Corp.	53,532	1,179,345
Fujitsu Ltd.	213,258	881,587
Fukuoka Financial Group, Inc.	85,017	361,738
Furukawa Electric Co., Ltd.	80,712	187,172
Gree, Inc.	10,697	94,912
GungHo Online Entertainment, Inc.*	390	424,682
Gunma Bank Ltd.	45,677	252,379
Hachijuni Bank Ltd.	49,684	290,550
Hakuhodo DY Holdings, Inc.	2,534	177,569
Hamamatsu Photonics KK	8,000	289,171
Hankyu Hanshin Holdings, Inc.	129,000	734,876
Hino Motors Ltd.	30,170	442,907
Hirose Electric Co., Ltd.	3,651	481,499
Hiroshima Bank Ltd.	57,000	243,103
Hisamitsu Pharmaceutical Co., Inc.	7,033	357,394
Hitachi Chemical Co., Ltd.	12,212	191,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hitachi Construction Machinery Co., Ltd.	12,087	$244,348
Hitachi High-Technologies Corp.	7,582	182,784
Hitachi Ltd.	551,259	3,540,552
Hitachi Metals Ltd.	21,186	238,391
Hokkaido Electric Power Co., Inc.*	20,932	286,185
Hokuhoku Financial Group, Inc.	129,000	264,035
Hokuriku Electric Power Co.	19,462	305,725
Honda Motor Co., Ltd.	187,356	6,961,150
Hoya Corp.	50,698	1,047,391
Hulic Co., Ltd.	29,602	317,569
Ibiden Co., Ltd.	14,066	219,400
Idemitsu Kosan Co., Ltd.	2,387	183,634
IHI Corp.	151,166	573,083
INPEX Corp.	253	1,056,080
Isetan Mitsukoshi Holdings Ltd.	42,032	558,138
Isuzu Motors Ltd.	138,928	951,120
ITOCHU Corp.	173,467	2,002,619
ITOCHU Techno-Solutions Corp.	2,675	110,717
Iyo Bank Ltd.	30,126	287,956
J. Front Retailing Co., Ltd.	57,331	457,238
Japan Airlines Co., Ltd.	6,941	356,918
Japan Exchange Group, Inc.	5,764	582,328
Japan Petroleum Exploration Co.	3,390	137,576
Japan Prime Realty Investment Corp. (REIT)	87	266,228
Japan Real Estate Investment Corp. (REIT)	67	747,822
Japan Retail Fund Investment Corp. (REIT)	228	476,322
Japan Steel Works Ltd.	32,978	181,549
Japan Tobacco, Inc.	125,318	4,428,711
JFE Holdings, Inc.	55,524	1,218,751
JGC Corp.	23,824	857,549
Joyo Bank Ltd.	78,480	429,670
JSR Corp.	19,882	402,130
JTEKT Corp.	25,318	284,885
JX Holdings, Inc.	259,726	1,259,611
Kajima Corp.	101,261	335,903
Kamigumi Co., Ltd.	25,296	203,786
Kaneka Corp.	33,324	220,077
Kansai Electric Power Co., Inc.*	82,777	1,134,240
Kansai Paint Co., Ltd.	25,052	319,781
Kao Corp.	60,802	2,069,034
Kawasaki Heavy Industries Ltd.	159,851	491,576
KDDI Corp.	62,075	3,229,552
Keikyu Corp.	53,534	459,881
Keio Corp.	66,997	460,697
Keisei Electric Railway Co., Ltd.	30,784	288,348
Keyence Corp.	5,356	1,709,189
Kikkoman Corp.	18,883	314,145
Kinden Corp.	13,161	113,059
Kintetsu Corp.	183,020	804,565
Kirin Holdings Co., Ltd.	99,220	1,554,627
Kobe Steel Ltd.*	281,905	349,610
Koito Manufacturing Co., Ltd.	10,607	202,665
Komatsu Ltd.	106,024	2,451,230

Konami Corp.	11,112	$235,842
Konica Minolta Holdings, Inc.	53,064	400,735
Kubota Corp.	126,462	1,846,310
Kuraray Co., Ltd.	38,984	547,144
Kurita Water Industries Ltd.	13,186	279,328
Kyocera Corp.	18,618	1,895,965
Kyowa Hakko Kirin Co., Ltd.	27,201	307,719
Kyushu Electric Power Co., Inc.*	48,212	727,215
Lawson, Inc.	7,220	551,073
LIXIL Group Corp.	30,077	732,971
M3, Inc.	78	175,221
Mabuchi Motor Co., Ltd.	2,611	139,527
Makita Corp.	12,548	678,134
Marubeni Corp.	187,598	1,254,058
Marui Group Co., Ltd.	24,114	240,459
Maruichi Steel Tube Ltd.	4,738	121,006
Mazda Motor Corp.*	307,888	1,213,795
McDonald’s Holdings Co. Japan Ltd.	7,460	206,846
Medipal Holdings Corp.	16,578	224,650
MEIJI Holdings Co., Ltd.	7,182	345,052
Miraca Holdings, Inc.	6,100	280,460
Mitsubishi Chemical Holdings Corp.	156,423	734,958
Mitsubishi Corp.	162,008	2,775,273
Mitsubishi Electric Corp.	222,691	2,085,904
Mitsubishi Estate Co., Ltd.	143,704	3,826,601
Mitsubishi Gas Chemical Co., Inc.	45,717	336,032
Mitsubishi Heavy Industries Ltd.	349,548	1,941,933
Mitsubishi Logistics Corp.	13,523	188,842
Mitsubishi Materials Corp.	132,181	465,126
Mitsubishi Motors Corp.*	474,076	650,074
Mitsubishi Tanabe Pharma Corp.	27,010	349,948
Mitsubishi UFJ Financial Group, Inc.	1,463,979	9,033,627
Mitsubishi UFJ Lease & Finance Co., Ltd.	70,190	332,620
Mitsui & Co., Ltd.	200,292	2,516,272
Mitsui Chemicals, Inc.	91,712	207,133
Mitsui Fudosan Co., Ltd.	97,172	2,857,942
Mitsui O.S.K. Lines Ltd.*	126,334	492,955
Mizuho Financial Group, Inc.	2,611,505	5,424,179
MS&AD Insurance Group Holdings, Inc.	57,204	1,454,613
Murata Manufacturing Co., Ltd.	22,980	1,749,335
Nabtesco Corp.	11,800	245,447
Namco Bandai Holdings, Inc.	20,381	330,847
NEC Corp.	288,647	631,543
Nexon Co., Ltd.	11,435	126,133
NGK Insulators Ltd.	29,733	368,740
NGK Spark Plug Co., Ltd.	21,099	422,491
NHK Spring Co., Ltd.	17,570	203,726
Nidec Corp.	11,347	791,704
Nikon Corp.	38,741	903,879
Nintendo Co., Ltd.	12,201	1,439,319
Nippon Building Fund, Inc. (REIT)	80	925,993
Nippon Electric Glass Co., Ltd.	42,978	209,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Express Co., Ltd.	91,573	$434,875
Nippon Meat Packers, Inc.	19,321	295,523
Nippon Prologis REIT, Inc. (REIT)	29	252,339
Nippon Steel & Sumitomo Metal Corp.	876,261	2,367,795
Nippon Telegraph & Telephone Corp.	50,437	2,613,896
Nippon Yusen KK	182,558	484,097
Nishi-Nippon City Bank Ltd.	78,520	205,048
Nissan Motor Co., Ltd.	286,873	2,906,910
Nisshin Seifun Group, Inc.	20,362	243,901
Nissin Foods Holdings Co., Ltd.	6,894	279,083
Nitori Holdings Co., Ltd.	3,975	320,629
Nitto Denko Corp.	18,689	1,202,216
NKSJ Holdings, Inc.	39,423	940,062
NOK Corp.	12,036	191,377
Nomura Holdings, Inc.	412,933	3,043,497
Nomura Real Estate Holdings, Inc.	13,825	305,828
Nomura Real Estate Office Fund, Inc. (REIT)	34	149,123
Nomura Research Institute Ltd.	12,112	394,452
NSK Ltd.	51,549	493,245
NTT Data Corp.	142	503,973
NTT DOCOMO, Inc.	1,764	2,740,799
NTT Urban Development Corp.	119	146,140
Obayashi Corp.	77,334	401,563
Odakyu Electric Railway Co., Ltd.	72,385	706,480
Oji Holdings Corp.	95,744	386,142
Olympus Corp.*	22,048	670,243
Omron Corp.	23,056	686,240
Ono Pharmaceutical Co., Ltd.	9,525	646,332
Oracle Corp. Japan	4,360	180,897
Oriental Land Co., Ltd.	5,817	899,705
ORIX Corp.	125,530	1,714,994
Osaka Gas Co., Ltd.	215,932	912,235
Otsuka Corp.	1,961	217,889
Otsuka Holdings Co., Ltd.	41,544	1,371,815
Panasonic Corp.*	254,608	2,046,003
Park24 Co., Ltd.	11,300	204,968
Rakuten, Inc.	82,272	973,029
Resona Holdings, Inc.	216,160	1,052,685
Ricoh Co., Ltd.	75,420	897,314
Rinnai Corp.	3,916	278,755
Rohm Co., Ltd.	10,974	442,589
Sankyo Co., Ltd.	6,102	288,242
Sanrio Co., Ltd.	5,200	241,964
Santen Pharmaceutical Co., Ltd.	8,169	351,700
SBI Holdings, Inc.	23,211	256,262
Secom Co., Ltd.	23,940	1,303,448
Sega Sammy Holdings, Inc.	22,325	558,913
Sekisui Chemical Co., Ltd.	47,164	500,743
Sekisui House Ltd.	63,030	911,323
Seven & I Holdings Co., Ltd.	86,876	3,175,292
Seven Bank Ltd.	65,648	238,287
Sharp Corp.*	116,062	468,086
Shikoku Electric Power Co., Inc.*	20,557	371,220
Shimadzu Corp.	24,860	200,023

Shimamura Co., Ltd.	2,654	$322,451
Shimano, Inc.	9,064	769,499
Shimizu Corp.	64,090	257,833
Shin-Etsu Chemical Co., Ltd.	46,740	3,100,920
Shinsei Bank Ltd.	184,420	418,376
Shionogi & Co., Ltd.	34,493	719,908
Shiseido Co., Ltd.	40,778	607,271
Shizuoka Bank Ltd.	62,770	676,559
Showa Denko KK	164,083	216,726
Showa Shell Sekiyu KK	19,925	163,932
SMC Corp.	6,275	1,260,315
Softbank Corp.	108,949	6,360,302
Sojitz Corp.	151,524	252,082
Sony Corp.	116,799	2,447,150
Sony Financial Holdings, Inc.	20,836	329,200
Stanley Electric Co., Ltd.	17,416	339,259
Sumco Corp.	15,048	165,531
Sumitomo Chemical Co., Ltd.	173,842	546,871
Sumitomo Corp.	129,191	1,611,305
Sumitomo Electric Industries Ltd.	87,960	1,051,831
Sumitomo Heavy Industries Ltd.	66,216	279,071
Sumitomo Metal Mining Co., Ltd.	59,849	667,403
Sumitomo Mitsui Financial Group, Inc.	146,373	6,715,035
Sumitomo Mitsui Trust Holdings, Inc.	371,115	1,732,469
Sumitomo Realty & Development Co., Ltd.	41,474	1,653,858
Sumitomo Rubber Industries Ltd.	19,264	315,045
Suruga Bank Ltd.	19,526	354,768
Suzuken Co., Ltd.	7,894	265,839
Suzuki Motor Corp.	41,564	958,428
Sysmex Corp.	8,200	536,580
T&D Holdings, Inc.	66,046	888,338
Taiheiyo Cement Corp.	133,704	427,346
Taisei Corp.	103,613	375,046
Taisho Pharmaceutical Holdings Co., Ltd.	3,272	232,253
Taiyo Nippon Sanso Corp.	26,608	183,772
Takashimaya Co., Ltd.	29,045	294,316
Takeda Pharmaceutical Co., Ltd.	89,982	4,064,523
TDK Corp.	14,329	494,826
Teijin Ltd.	111,750	245,629
Terumo Corp.	17,833	887,335
THK Co., Ltd.	12,892	271,021
Tobu Railway Co., Ltd.	117,009	602,859
Toho Co., Ltd.	13,854	285,238
Toho Gas Co., Ltd.	46,306	239,514
Tohoku Electric Power Co., Inc.*	51,241	640,125
Tokio Marine Holdings, Inc.	79,661	2,526,052
Tokyo Electric Power Co., Inc.*	167,097	864,295
Tokyo Electron Ltd.	19,940	1,009,264
Tokyo Gas Co., Ltd.	282,338	1,560,004
Tokyo Tatemono Co., Ltd.	45,000	374,773
Tokyu Corp.	131,019	857,344
Tokyu Land Corp.	47,306	434,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

TonenGeneral Sekiyu KK	30,829	$298,716
Toppan Printing Co., Ltd.	64,090	445,231
Toray Industries, Inc.	169,226	1,095,413
Toshiba Corp.	455,935	2,192,791
TOTO Ltd.	34,800	354,035
Toyo Seikan Kaisha Ltd.	18,796	289,388
Toyo Suisan Kaisha Ltd.	10,244	340,847
Toyoda Gosei Co., Ltd.	8,058	197,510
Toyota Boshoku Corp.	6,708	96,717
Toyota Industries Corp.	19,282	789,322
Toyota Motor Corp.	316,384	19,108,088
Toyota Tsusho Corp.	24,186	623,549
Trend Micro, Inc.	12,518	397,577
Tsumura & Co.	6,496	191,513
Ube Industries Ltd.	110,877	205,700
Unicharm Corp.	12,906	730,013
United Urban Investment Corp. (REIT)	256	346,134
USS Co., Ltd.	2,459	312,148
West Japan Railway Co.	19,142	812,541
Yahoo! Japan Corp.	1,633	805,139
Yakult Honsha Co., Ltd.	9,593	397,532
Yamada Denki Co., Ltd.	10,068	408,587
Yamaguchi Financial Group, Inc.	23,834	234,783
Yamaha Corp.	19,621	224,935
Yamaha Motor Co., Ltd.	31,368	406,411
Yamato Holdings Co., Ltd.	43,364	914,238
Yamato Kogyo Co., Ltd.	4,546	139,112
Yamazaki Baking Co., Ltd.	12,005	141,015
Yaskawa Electric Corp.	24,822	302,079
Yokogawa Electric Corp.	24,097	288,396
Yokohama Rubber Co., Ltd.	22,000	221,153

		292,208,899

Luxembourg (0.2%)
ArcelorMittal S.A.	114,529	1,278,183
Millicom International Cellular S.A. (SDR)	7,373	531,143
SES S.A. (FDR)	34,787	996,171
Tenaris S.A.	54,129	1,085,743

		3,891,240

Macau (0.0%)
MGM China Holdings Ltd.	100,700	268,756
Wynn Macau Ltd.	175,000	473,824

		742,580

Mexico (0.0%)
Fresnillo plc	20,761	278,504

Netherlands (2.6%)
Aegon N.V.	203,037	1,358,151
Akzo Nobel N.V.	27,461	1,548,278
ASML Holding N.V.	41,346	3,262,448
Corio N.V. (REIT)	7,702	306,423
D.E Master Blenders 1753 N.V.*	58,069	929,702
Delta Lloyd N.V.	20,608	412,962
Fugro N.V. (CVA)	7,966	431,866
Gemalto N.V.	8,983	813,346
Heineken Holding N.V.	11,907	668,073

Heineken N.V.	26,648	$1,697,898
ING Groep N.V. (CVA)*	436,027	3,972,882
Koninklijke (Royal) KPN N.V.	367,022	762,941
Koninklijke Ahold N.V.	116,888	1,739,804
Koninklijke Boskalis Westminster N.V.	8,687	316,778
Koninklijke DSM N.V.	17,642	1,149,563
Koninklijke Philips N.V.	109,895	2,996,074
Koninklijke Vopak N.V.	7,990	471,388
QIAGEN N.V.*	27,870	547,601
Randstad Holding N.V.	13,753	563,900
Reed Elsevier N.V.	80,177	1,335,839
Royal Dutch Shell plc, Class A	431,820	13,792,309
Royal Dutch Shell plc, Class B	300,179	9,934,686
TNT Express N.V.	39,549	296,622
Unilever N.V. (CVA)	187,207	7,372,478
Wolters Kluwer N.V.	35,174	744,223
Ziggo N.V.	19,227	769,575

		58,195,810

New Zealand (0.1%)
Auckland International Airport Ltd.	118,136	271,902
Contact Energy Ltd.	37,857	150,207
Fletcher Building Ltd.	79,582	519,895
SKYCITY Entertainment Group Ltd.	59,509	201,068
Telecom Corp. of New Zealand Ltd.	216,312	377,170

		1,520,242

Norway (0.4%)
Aker Solutions ASA	17,867	243,106
DNB ASA	112,014	1,621,841
Gjensidige Forsikring ASA	21,599	317,708
Norsk Hydro ASA	104,840	418,369
Orkla ASA	90,152	738,509
Statoil ASA	128,695	2,654,685
Telenor ASA	79,168	1,569,193
Yara International ASA	21,482	856,543

		8,419,954

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	197,993	158,497
EDP - Energias de Portugal S.A.	227,306	732,285
Galp Energia SGPS S.A., Class B	30,331	449,089
Jeronimo Martins SGPS S.A.	28,403	598,557
Portugal Telecom SGPS S.A. (Registered)	73,980	287,925

		2,226,353

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	224,656	395,253
CapitaCommercial Trust (REIT)	228,000	263,527
CapitaLand Ltd.	290,707	706,412
CapitaMall Trust (REIT)	268,182	422,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

CapitaMalls Asia Ltd.	165,701	$238,583
City Developments Ltd.	43,569	367,801
ComfortDelGro Corp., Ltd.	226,450	327,839
DBS Group Holdings Ltd.	196,970	2,408,706
Genting Singapore plc	710,972	740,421
Global Logistic Properties Ltd.	347,100	753,077
Golden Agri-Resources Ltd.	828,295	365,953
Hutchison Port Holdings Trust, Class U	600,200	441,147
Jardine Cycle & Carriage Ltd.	13,042	437,409
Keppel Corp., Ltd.	164,825	1,352,410
Keppel Land Ltd.	78,000	206,154
Olam International Ltd.	168,304	217,766
Oversea-Chinese Banking Corp., Ltd.	294,931	2,326,872
SembCorp Industries Ltd.	108,809	424,935
SembCorp Marine Ltd.	98,768	336,629
Singapore Airlines Ltd.	62,548	500,384
Singapore Exchange Ltd.	95,062	527,247
Singapore Press Holdings Ltd.	184,397	606,655
Singapore Technologies Engineering Ltd.	182,479	603,224
Singapore Telecommunications Ltd.	918,545	2,732,083
StarHub Ltd.	66,152	218,158
United Overseas Bank Ltd.	145,586	2,281,134
UOL Group Ltd.	49,059	260,100
Wilmar International Ltd.	222,874	553,888

		21,015,876

Spain (1.6%)
Abertis Infraestructuras S.A.	43,240	754,197
Acciona S.A.	3,017	159,243
ACS Actividades de Construccion y Servicios S.A.	16,566	438,810
Amadeus IT Holding S.A., Class A	43,329	1,384,882
Banco Bilbao Vizcaya Argentaria S.A.	632,595	5,306,924
Banco de Sabadell S.A.	311,089	516,284
Banco Popular Espanol S.A.*	140,619	431,052
Banco Santander S.A.*†	5	32
Banco Santander S.A. (BATS Europe Exchange)	1,236,474	7,889,555
Banco Santander S.A. (PLUS Market Group)	295	1,886
Bankia S.A.*	441,569	341,412
CaixaBank	129,657	398,461
Distribuidora Internacional de Alimentacion S.A.	69,153	522,976
Enagas S.A.	21,606	533,924
Ferrovial S.A.	46,307	740,183
Gas Natural SDG S.A.	40,180	810,132
Grifols S.A.	16,709	613,329
Iberdrola S.A.	540,887	2,855,609
Inditex S.A.	25,188	3,109,420
Mapfre S.A.	91,971	299,525
Red Electrica Corporacion S.A.	12,241	673,190
Repsol S.A.	96,394	2,033,889
Telefonica S.A.	468,304	6,001,196

Zardoya Otis S.A.	18,911	$268,063

		36,084,174

Sweden (1.8%)
Alfa Laval AB	37,168	759,311
Assa Abloy AB, Class B	38,063	1,491,621
Atlas Copco AB, Class A	77,511	1,872,442
Atlas Copco AB, Class B	45,710	980,167
Boliden AB	31,012	384,523
Electrolux AB	27,244	688,199
Elekta AB, Class B	41,432	630,182
Getinge AB, Class B	23,184	704,567
Hennes & Mauritz AB, Class B	108,049	3,551,095
Hexagon AB, Class B	27,967	747,750
Husqvarna AB, Class B	48,529	256,101
Industrivarden AB, Class C	12,686	211,872
Investment AB Kinnevik, Class B	24,461	627,018
Investor AB, Class B	51,441	1,383,041
Lundin Petroleum AB*	25,610	507,915
Nordea Bank AB	299,511	3,349,685
Ratos AB, Class B	22,072	171,314
Sandvik AB	121,228	1,449,797
Scania AB, Class B	37,420	749,393
Securitas AB, Class B	34,173	298,869
Skandinaviska Enskilda Banken AB, Class A	172,838	1,652,066
Skanska AB, Class B	44,723	742,260
SKF AB, Class B	44,823	1,050,043
Svenska Cellulosa AB, Class B	66,690	1,673,689
Svenska Handelsbanken AB, Class A	57,285	2,299,566
Swedbank AB, Class A	103,305	2,369,232
Swedish Match AB	23,994	851,907
Tele2 AB, Class B	36,673	430,653
Telefonaktiebolaget LM Ericsson, Class B	349,115	3,953,905
TeliaSonera AB	271,073	1,767,648
Volvo AB, Class B	172,682	2,312,349

		39,918,180

Switzerland (5.7%)
ABB Ltd. (Registered)*	250,757	5,444,948
Actelion Ltd. (Registered)*	12,295	740,655
Adecco S.A. (Registered)*	15,127	862,410
Aryzta AG*	9,965	560,205
Baloise Holding AG (Registered)	5,659	550,293
Banque Cantonale Vaudoise (Registered)	335	166,338
Barry Callebaut AG (Registered)*	230	210,629
Cie Financiere Richemont S.A., Class A	59,527	5,265,450
Coca-Cola HBC AG (ADR)	12,695	296,809
Coca-Cola HBC AG (CDI)*	10,817	253,198
Credit Suisse Group AG (Registered)*	171,270	4,542,177
EMS-Chemie Holding AG (Registered)	944	279,337
Geberit AG (Registered)*	4,447	1,103,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Givaudan S.A. (Registered)*	972	$1,254,426
Glencore Xstrata plc	1,149,962	4,759,998
Holcim Ltd. (Registered)*	26,470	1,845,376
Julius Baer Group Ltd.*	26,240	1,024,820
Kuehne + Nagel International AG (Registered)	6,370	699,348
Lindt & Spruengli AG	102	383,141
Lindt & Spruengli AG (Registered)	12	522,916
Lonza Group AG (Registered)*	6,114	460,549
Nestle S.A. (Registered)	369,787	24,253,141
Novartis AG (Registered)	263,848	18,743,530
Pargesa Holding S.A.	3,174	211,869
Partners Group Holding AG	1,946	526,906
Roche Holding AG	80,579	20,047,711
Schindler Holding AG	5,684	791,927
Schindler Holding AG (Registered)	2,419	327,809
SGS S.A. (Registered)	629	1,351,163
Sika AG	243	629,271
Sonova Holding AG (Registered)*	5,585	592,469
STMicroelectronics N.V.	73,873	665,501
Sulzer AG (Registered)	2,682	429,040
Swatch Group AG	3,548	1,942,000
Swatch Group AG (Registered)	5,055	476,306
Swiss Life Holding AG (Registered)*	3,636	591,276
Swiss Prime Site AG (Registered)*	6,066	446,015
Swiss Reinsurance AG*	40,653	3,025,680
Swisscom AG (Registered)	2,723	1,192,349
Syngenta AG (Registered)	10,732	4,199,404
Transocean Ltd.	41,074	1,976,840
UBS AG (Registered)*	416,019	7,082,299
Wolseley plc	31,863	1,469,853
Zurich Insurance Group AG*	17,055	4,423,773

		126,622,254

United Kingdom (11.1%)
3i Group plc	115,336	592,219
Aberdeen Asset Management plc	107,751	627,347
Admiral Group plc	20,694	417,667
Aggreko plc	30,801	769,224
AMEC plc	32,516	497,025
Anglo American plc	159,797	3,076,927
Antofagasta plc	44,963	543,672
ARM Holdings plc	159,409	1,927,502
Associated British Foods plc	40,029	1,056,305
AstraZeneca plc	143,455	6,796,552
Aviva plc	334,484	1,727,659
Babcock International Group plc	42,098	706,239
BAE Systems plc	367,929	2,143,274
Barclays plc	1,399,560	5,927,256
BG Group plc	388,382	6,607,087
BHP Billiton plc	240,981	6,164,867
BP plc	2,191,932	15,177,211
British American Tobacco plc	221,514	11,345,502
British Land Co. plc (REIT)	106,141	914,530

British Sky Broadcasting Group plc	122,399	$1,474,409
BT Group plc	905,194	4,256,926
Bunzl plc	38,750	754,391
Burberry Group plc	51,248	1,053,046
Capita plc	75,223	1,105,205
Carnival plc	20,701	721,011
Centrica plc	598,094	3,276,635
Cobham plc	119,879	477,887
Compass Group plc	211,491	2,702,005
Croda International plc	15,372	579,124
Diageo plc	286,637	8,196,058
Direct Line Insurance Group plc	89,877	318,507
easyJet plc	17,654	347,987
G4S plc	162,522	569,521
GKN plc	183,414	840,517
GlaxoSmithKline plc	561,097	14,064,040
Hammerson plc (REIT)	79,903	592,208
Hargreaves Lansdown plc	26,051	351,846
HSBC Holdings plc	2,117,513	21,964,706
ICAP plc	64,711	357,765
IMI plc	36,316	684,912
Imperial Tobacco Group plc	113,040	3,919,963
Inmarsat plc	50,627	518,603
InterContinental Hotels Group plc	31,002	852,517
International Consolidated Airlines Group S.A.*	106,217	426,662
Intertek Group plc	18,716	832,064
Intu Properties plc (REIT)	74,310	353,306
Invensys plc	71,865	450,984
Invensys plc (Preference)*†(b)	90,842	105,973
Investec plc	64,565	406,254
ITV plc	415,268	884,874
J Sainsbury plc	143,142	773,530
Johnson Matthey plc	23,992	958,974
Kingfisher plc	270,456	1,410,931
Land Securities Group plc (REIT)	88,619	1,191,500
Legal & General Group plc	672,675	1,753,602
Lloyds Banking Group plc*	5,226,110	5,020,368
London Stock Exchange Group plc	20,238	411,542
Marks & Spencer Group plc	183,022	1,198,928
Meggitt plc	90,006	708,430
Melrose Industries plc	141,087	534,964
National Grid plc	418,956	4,753,595
Next plc	18,149	1,258,178
Old Mutual plc	560,278	1,539,844
Pearson plc	94,117	1,676,254
Persimmon plc*	34,220	614,674
Petrofac Ltd.	30,129	548,980
Prudential plc	291,490	4,765,923
Randgold Resources Ltd.	10,228	635,474
Reckitt Benckiser Group plc	74,406	5,260,039
Reed Elsevier plc	137,700	1,564,478
Resolution Ltd.	163,113	707,047
Rexam plc	88,419	642,146
Rio Tinto plc	146,153	5,964,078
Rolls-Royce Holdings plc*	215,794	3,721,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Rolls-Royce Holdings plc (Preference)*†(b)	25,864,888	$39,339
Royal Bank of Scotland Group plc*	242,807	1,010,028
RSA Insurance Group plc	402,097	727,768
SABMiller plc	109,287	5,240,087
Sage Group plc	124,296	643,143
Schroders plc	11,873	394,211
Segro plc (REIT)	87,866	373,122
Serco Group plc	55,229	517,863
Severn Trent plc	28,005	708,768
Smith & Nephew plc	104,119	1,163,944
Smiths Group plc	45,827	911,683
SSE plc	109,861	2,544,828
Standard Chartered plc	275,973	5,989,706
Standard Life plc	268,004	1,409,145
Subsea 7 S.A.*	31,062	544,602
Tate & Lyle plc	53,954	676,596
Tesco plc	918,296	4,628,605
Travis Perkins plc	27,675	612,864
TUI Travel plc	55,166	299,456
Tullow Oil plc	104,517	1,591,241
Unilever plc	146,439	5,928,977
United Utilities Group plc	77,339	804,581
Vedanta Resources plc	9,399	145,813
Vodafone Group plc	5,613,837	16,039,319
Weir Group plc	24,086	787,989
Whitbread plc	21,003	976,224
William Hill plc	96,702	648,471
WM Morrison Supermarkets plc	246,141	980,096
WPP plc	145,091	2,475,986

		246,887,828

Total Common Stocks (58.4%) (Cost $1,206,834,074)		1,294,939,866

	Number of Rights	Value (Note 1)

RIGHTS:
France (0.0%)
Groupe Fnac, expiring 5/15/15*	4,079	$10,635

Hong Kong (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	16,500	446
New World Development Co., Ltd., expiring 12/31/49*†(b)	5,254	—

		446

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	50,493	28,130

Total Rights (0.0%) (Cost $—)		39,211

Total Investments (58.4%) (Cost $1,206,834,074)		1,294,979,077
Other Assets Less Liabilities (41.6%)		921,039,188

Net Assets (100%)		$2,216,018,265

*	Non-income producing.
†	Securities (totaling $145,344 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,848,229	$—	$119,131	$4,037,551	$163,903	$11,349

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	10,816	September-13	$379,468,619	$365,763,231	$(13,705,388)
E-Mini MSCI EAFE Index	49	September-13	4,052,924	4,017,265	(35,659)
FTSE 100 Index	2,446	September-13	233,782,788	229,222,812	(4,559,976)
SPI 200 Index	736	September-13	79,729,263	80,251,391	522,128
TOPIX Index	2,074	September-13	232,510,513	236,508,772	3,998,259

					$(13,780,636)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	17,000	$25,843,292	$26,618,311	$(775,019)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	33,900	44,140,444	45,123,070	(982,626)

					$(1,757,645)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$152,029,242	$—	$152,029,242
Consumer Staples	296,809	152,545,097	—	152,841,906
Energy	—	90,072,117	—	90,072,117
Financials	—	323,207,618	32	323,207,650
Health Care	—	135,926,246	—	135,926,246
Industrials	133,308	163,629,987	145,312	163,908,607
Information Technology	—	57,026,693	—	57,026,693
Materials	—	103,366,432	—	103,366,432
Telecommunication Services	—	67,394,908	—	67,394,908
Utilities	—	49,166,065	—	49,166,065
Futures	4,520,387	—	—	4,520,387
Rights
Consumer Discretionary	—	10,635	—	10,635
Energy	—	28,130	—	28,130
Financials	—	446	—	446

Total Assets	$4,950,504	$1,294,403,616	$145,344	$1,299,499,464

Liabilities:
Forward Currency Contracts	$—	$(1,757,645)	$—	$(1,757,645)
Futures	(18,301,023)	—	—	(18,301,023)

Total Liabilities	$(18,301,023)	$(1,757,645)	$—	$(20,058,668)

Total	$(13,350,519)	$1,292,645,971	$145,344	$1,279,440,796

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,520,387	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,520,387

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(1,757,645)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(18,301,023	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,058,668)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	920,917	—	920,917
Credit contracts	—	—	—	—	—
Equity contracts	—	136,742,787	—	—	136,742,787
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$136,742,787	$920,917	$—	$137,663,704

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(2,462,293)	—	(2,462,293)
Credit contracts	—	—	—	—	—
Equity contracts	—	(35,899,920)	—	—	(35,899,920)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(35,899,920)	$(2,462,293)	$—	$(38,362,213)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $70,662,000 and futures contracts with an average notional balance of approximately $979,743,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$ —	$(1,757,645)	$—	$(1,757,645)
Goldman Sachs Group, Inc.
Futures contracts	16,631,134	—	—	16,631,134

Total	$ 16,631,134	$(1,757,645)	$—	$14,873,489

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,299,030
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,433,905

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,681,601
Aggregate gross unrealized depreciation	(175,608,041)

Net unrealized appreciation	$80,073,560

Federal income tax cost of investments	$1,214,905,517

The Portfolio utilized net capital loss carryforward under the provisions of the Regulated Investment Company Modernization Act of 2010 of $97,723,831 for Short Term. Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $116,884,022 for Short Term losses and $31,850,313 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,219,387)	$4,037,551
Unaffiliated Issuers (Cost $1,201,614,687)	1,290,941,526
Cash	14,258,810
Foreign cash (Cost $908,350,186)	828,426,487
Cash held as collateral at broker	57,024,000
Due from broker for futures variation margin	16,631,134
Dividends, interest and other receivables	5,530,197
Receivable for securities sold	2,785,148
Receivable from Separate Accounts for Trust shares sold	249,488
Other assets	52,238

Total assets	2,219,936,579

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	1,757,645
Investment management fees payable	838,302
Payable to Separate Accounts for Trust shares redeemed	573,060
Payable for securities purchased	450,892
Administrative fees payable	287,447
Accrued expenses	10,968

Total liabilities	3,918,314

NET ASSETS	$2,216,018,265

Net assets were comprised of:
Paid in capital	$2,219,265,074
Accumulated undistributed net investment income (loss)	16,208,107
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(12,120,564)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(7,334,352)

Net assets	$2,216,018,265

Class K
Net asset value, offering and redemption price per share, $2,216,018,265 / 225,158,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($163,903 of dividend income received from affiliates) (net of $2,292,257 foreign withholding tax)	$27,477,136
Interest	551,177

Total income	28,028,313

EXPENSES
Investment management fees	5,182,816
Administrative fees	1,775,954
Custodian fees	169,065
Printing and mailing expenses	127,627
Professional fees	44,645
Trustees’ fees	32,454
Distribution fees - Class IA	27
Miscellaneous	131,368

Total expenses	7,463,956

NET INVESTMENT INCOME (LOSS)	20,564,357

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($11,349 of realized gain (loss) from affiliates)	4,704,556
Futures	136,742,787
Foreign currency transactions	79,633

Net realized gain (loss)	141,526,976

Change in unrealized appreciation (depreciation) on:
Securities ($308,453 of change in unrealized appreciation (depreciation) from affiliates)	16,594,691
Futures	(35,899,920)
Foreign currency translations	(65,019,866)

Net change in unrealized appreciation (depreciation)	(84,325,095)

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,201,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,766,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,564,357	$30,318,863
Net realized gain (loss) on investments, futures and foreign currency transactions	141,526,976	130,960,260
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(84,325,095)	195,435,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,766,238	356,714,629

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,011)
Class K	—	(29,323,822)

TOTAL DIVIDENDS	—	(29,324,833)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 75 and 0 shares, respectively ]	726	—
Capital shares issued in reinvestment of dividends [ 0 and 106 shares, respectively ]	—	1,011
Capital shares repurchased [ (10,803) and 0 shares, respectively ]	(105,715)	—

Total Class IA transactions	(104,989)	1,011

Class K
Capital shares sold [ 462,333 and 16,868,826 shares, respectively ]	4,631,790	137,972,514
Capital shares issued in reinvestment of dividends [ 0 and 3,075,242 shares, respectively ]	—	29,323,822
Capital shares repurchased [ (22,632,404) and (32,171,869) shares, respectively ]	(224,856,623)	(284,939,187)

Total Class K transactions	(220,224,833)	(117,642,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(220,329,822)	(117,641,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(142,563,584)	209,747,956
NET ASSETS:
Beginning of period	2,358,581,849	2,148,833,893

End of period (a)	$2,216,018,265	$2,358,581,849

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,208,107	$(4,356,250)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.54	$8.28	$9.31

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.12 (e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.21	1.26	(0.57)

Total from investment operations	0.30	1.38	(0.63)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.40)

Net asset value, end of period	$9.84	$9.54	$8.28

Total return (b)	3.14%	16.66%	(6.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,216,018	$2,358,480	$2,148,746
Ratio of expenses to average net assets:
After reimbursements (a)	0.65%	0.64%	0.63%
Before reimbursements (a)	0.65%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.79%	1.35%	(1.93)%
Before reimbursements (a)	1.79%	1.35%	(1.93)%
Portfolio turnover rate	2%	5%	6%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	10.4%
Financials	9.8
Health Care	7.4
Consumer Discretionary	7.1
Energy	6.2
Consumer Staples	6.1
Industrials	6.0
Utilities	1.9
Materials	1.9
Telecommunication Services	1.7
Cash and Other	41.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,131.60	$4.57
Hypothetical (5% average return before expenses)	1,000.00	1,020.50	4.33
Class K
Actual	1,000.00	1,133.40	3.26
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.09

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.2%)
BorgWarner, Inc.*	20,816	$1,793,298
Delphi Automotive plc	52,400	2,656,156
Goodyear Tire & Rubber Co.*	44,242	676,460
Johnson Controls, Inc.	123,539	4,421,461

		9,547,375

Automobiles (0.4%)
Ford Motor Co.	709,195	10,971,247
General Motors Co.*	138,889	4,626,392
Harley-Davidson, Inc.	40,546	2,222,732

		17,820,371

Distributors (0.0%)
Genuine Parts Co.	27,991	2,185,257

Diversified Consumer Services (0.0%)
H&R Block, Inc.	49,198	1,365,244

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	79,890	2,739,428
Chipotle Mexican Grill, Inc.*	5,575	2,031,251
Darden Restaurants, Inc.	23,414	1,181,939
International Game Technology	46,727	780,808
Marriott International, Inc., Class A	43,166	1,742,611
McDonald’s Corp.	180,883	17,907,417
Starbucks Corp.	135,150	8,850,974
Starwood Hotels & Resorts Worldwide, Inc.	35,140	2,220,497
Wyndham Worldwide Corp.	24,575	1,406,427
Wynn Resorts Ltd.	14,409	1,844,352
Yum! Brands, Inc.	81,061	5,620,770

		46,326,474

Household Durables (0.2%)
D.R. Horton, Inc.	50,677	1,078,407
Garmin Ltd.	19,589	708,338
Harman International Industries, Inc.	12,259	664,438
Leggett & Platt, Inc.	25,810	802,433
Lennar Corp., Class A	29,810	1,074,352
Newell Rubbermaid, Inc.	51,814	1,360,118
PulteGroup, Inc.*	61,597	1,168,495
Whirlpool Corp.	14,279	1,632,946

		8,489,527

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	65,728	18,252,008
Expedia, Inc.	16,784	1,009,557
Netflix, Inc.*	10,156	2,143,830
priceline.com, Inc.*	9,374	7,753,517
TripAdvisor, Inc.*	19,948	1,214,235

		30,373,147

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	20,820	933,360
Mattel, Inc.	62,296	2,822,632

		3,755,992

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A	39,195	$659,260
CBS Corp., Class B	102,899	5,028,674
Comcast Corp., Class A	475,025	19,894,047
DIRECTV*	100,743	6,207,784
Discovery Communications, Inc., Class A*	44,098	3,404,807
Gannett Co., Inc.	41,180	1,007,263
Interpublic Group of Cos., Inc.	77,286	1,124,511
News Corp., Class A	360,243	11,743,922
Omnicom Group, Inc.	46,596	2,929,490
Scripps Networks Interactive, Inc., Class A	15,371	1,026,168
Time Warner Cable, Inc.	52,485	5,903,513
Time Warner, Inc.	168,207	9,725,729
Viacom, Inc., Class B	80,521	5,479,454
Walt Disney Co.	324,916	20,518,445
Washington Post Co., Class B	826	399,594

		95,052,661

Multiline Retail (0.5%)
Dollar General Corp.*	54,355	2,741,123
Dollar Tree, Inc.*	40,379	2,052,868
Family Dollar Stores, Inc.	17,208	1,072,230
J.C. Penney Co., Inc.*	25,648	438,068
Kohl’s Corp.	36,768	1,857,152
Macy’s, Inc.	69,151	3,319,248
Nordstrom, Inc.	26,824	1,607,831
Target Corp.	115,786	7,973,024

		21,061,544

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	14,174	641,374
AutoNation, Inc.*	6,935	300,910
AutoZone, Inc.*	6,548	2,774,322
Bed Bath & Beyond, Inc.*	39,435	2,795,942
Best Buy Co., Inc.	48,458	1,324,357
CarMax, Inc.*	40,482	1,868,649
GameStop Corp., Class A	21,348	897,257
Gap, Inc.	52,247	2,180,267
Home Depot, Inc.	263,528	20,415,514
L Brands, Inc.	43,400	2,137,450
Lowe’s Cos., Inc.	193,440	7,911,696
O’Reilly Automotive, Inc.*	19,928	2,244,291
PetSmart, Inc.	18,610	1,246,684
Ross Stores, Inc.	39,548	2,563,106
Staples, Inc.	119,705	1,898,521
Tiffany & Co.	21,604	1,573,635
TJX Cos., Inc.	129,788	6,497,187
Urban Outfitters, Inc.*	19,880	799,574

		60,070,736

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	50,660	2,892,179
Fossil Group, Inc.*	9,487	980,102
NIKE, Inc., Class B	130,627	8,318,327
PVH Corp.	14,632	1,829,732
Ralph Lauren Corp.	11,057	1,921,043
VF Corp.	15,842	3,058,457

		18,999,840

Total Consumer Discretionary		315,048,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (6.1%)
Beverages (1.4%)
Beam, Inc.	29,059	$1,833,914
Brown-Forman Corp., Class B	27,331	1,846,209
Coca-Cola Co.	690,995	27,715,809
Coca-Cola Enterprises, Inc.	46,449	1,633,147
Constellation Brands, Inc., Class A*	27,755	1,446,591
Dr. Pepper Snapple Group, Inc.	36,761	1,688,433
Molson Coors Brewing Co., Class B	28,419	1,360,133
Monster Beverage Corp.*	25,960	1,577,589
PepsiCo, Inc.	279,041	22,822,763

		61,924,588

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	78,811	8,714,132
CVS Caremark Corp.	220,853	12,628,375
Kroger Co.	93,781	3,239,196
Safeway, Inc.	43,351	1,025,685
Sysco Corp.	107,015	3,655,632
Walgreen Co.	155,562	6,875,840
Wal-Mart Stores, Inc.	295,572	22,017,158
Whole Foods Market, Inc.	62,216	3,202,880

		61,358,898

Food Products (1.0%)
Archer-Daniels-Midland Co.	118,973	4,034,374
Campbell Soup Co.	32,181	1,441,387
ConAgra Foods, Inc.	75,145	2,624,815
General Mills, Inc.	116,331	5,645,543
Hershey Co.	27,084	2,418,060
Hormel Foods Corp.	24,260	935,951
J.M. Smucker Co.	19,354	1,996,365
Kellogg Co.	45,782	2,940,578
Kraft Foods Group, Inc.	107,238	5,991,387
McCormick & Co., Inc. (Non-Voting)	23,777	1,672,950
Mead Johnson Nutrition Co.	36,468	2,889,360
Mondelez International, Inc., Class A	321,912	9,184,149
Tyson Foods, Inc., Class A	51,238	1,315,792

		43,090,711

Household Products (1.2%)
Clorox Co.	23,826	1,980,893
Colgate-Palmolive Co.	158,252	9,066,257
Kimberly-Clark Corp.	69,427	6,744,139
Procter & Gamble Co.	494,519	38,073,018

		55,864,307

Personal Products (0.1%)
Avon Products, Inc.	78,206	1,644,672
Estee Lauder Cos., Inc., Class A	43,438	2,856,918

		4,501,590

Tobacco (1.0%)
Altria Group, Inc.	362,351	12,678,662
Lorillard, Inc.	68,178	2,978,015
Philip Morris International, Inc.	295,049	25,557,144
Reynolds American, Inc.	57,387	2,775,809

		43,989,630

Total Consumer Staples		270,729,724

Energy (6.2%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	79,787	$3,680,574
Cameron International Corp.*	44,706	2,734,219
Diamond Offshore Drilling, Inc.	12,484	858,774
Ensco plc, Class A	42,088	2,446,155
FMC Technologies, Inc.*	42,736	2,379,541
Halliburton Co.	168,111	7,013,591
Helmerich & Payne, Inc.	19,254	1,202,412
Nabors Industries Ltd.	53,153	813,772
National Oilwell Varco, Inc.	77,121	5,313,637
Noble Corp.	45,696	1,717,256
Rowan Cos., plc, Class A*	22,344	761,260
Schlumberger Ltd.	239,821	17,185,573

		46,106,764

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	90,472	7,774,259
Apache Corp.	70,732	5,929,464
Cabot Oil & Gas Corp.	38,098	2,705,720
Chesapeake Energy Corp.	93,759	1,910,808
Chevron Corp.#	349,873	41,403,971
ConocoPhillips Co.	220,591	13,345,756
CONSOL Energy, Inc.	41,274	1,118,525
Denbury Resources, Inc.*	67,281	1,165,307
Devon Energy Corp.	68,156	3,535,933
EOG Resources, Inc.	49,111	6,466,937
EQT Corp.	27,146	2,154,578
Exxon Mobil Corp.#	802,243	72,482,655
Hess Corp.	53,879	3,582,415
Kinder Morgan, Inc.	114,069	4,351,732
Marathon Oil Corp.	127,845	4,420,880
Marathon Petroleum Corp.	58,600	4,164,116
Murphy Oil Corp.	32,691	1,990,555
Newfield Exploration Co.*	24,186	577,804
Noble Energy, Inc.	64,873	3,894,975
Occidental Petroleum Corp.	145,365	12,970,919
Peabody Energy Corp.	48,727	713,363
Phillips 66	111,675	6,578,774
Pioneer Natural Resources Co.	24,639	3,566,495
QEP Resources, Inc.	32,409	900,322
Range Resources Corp.	29,325	2,267,409
Southwestern Energy Co.*	63,350	2,314,176
Spectra Energy Corp.	120,753	4,161,148
Tesoro Corp.	24,475	1,280,532
Valero Energy Corp.	98,311	3,418,273
Williams Cos., Inc.	123,189	3,999,947
WPX Energy, Inc.*	36,185	685,344

		225,833,092

Total Energy		271,939,856

Financials (9.8%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	36,362	2,940,959
Bank of New York Mellon Corp.	209,515	5,876,896
BlackRock, Inc.	22,537	5,788,628
Charles Schwab Corp.	198,573	4,215,705
E*TRADE Financial Corp.*	51,722	654,800
Franklin Resources, Inc.	24,909	3,388,122
Goldman Sachs Group, Inc.	77,787	11,765,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	80,219	$2,550,964
Legg Mason, Inc.	19,960	618,960
Morgan Stanley	247,699	6,051,287
Northern Trust Corp.	39,249	2,272,517
State Street Corp.	82,234	5,362,479
T. Rowe Price Group, Inc.	46,803	3,423,639

		54,910,240

Commercial Banks (1.7%)
BB&T Corp.	126,509	4,286,125
Comerica, Inc.	33,573	1,337,213
Fifth Third Bancorp	157,701	2,846,503
Huntington Bancshares, Inc./Ohio	151,829	1,196,413
KeyCorp	166,045	1,833,137
M&T Bank Corp.	22,122	2,472,133
PNC Financial Services Group, Inc.	95,328	6,951,318
Regions Financial Corp.	255,082	2,430,931
SunTrust Banks, Inc.	97,032	3,063,300
U.S. Bancorp/Minnesota	333,682	12,062,604
Wells Fargo & Co.	888,608	36,672,852
Zions Bancorp	33,279	961,098

		76,113,627

Consumer Finance (0.6%)
American Express Co.	172,437	12,891,390
Capital One Financial Corp.	105,358	6,617,536
Discover Financial Services	88,445	4,213,520
SLM Corp.	80,076	1,830,537

		25,552,983

Diversified Financial Services (2.3%)
Bank of America Corp.	1,944,958	25,012,160
Citigroup, Inc.	549,011	26,336,058
CME Group, Inc./Illinois	55,445	4,212,711
IntercontinentalExchange, Inc.*	13,165	2,340,210
JPMorgan Chase & Co.	681,867	35,995,759
Leucadia National Corp.	53,248	1,396,163
McGraw Hill Financial, Inc.	49,429	2,629,128
Moody’s Corp.	35,048	2,135,475
NASDAQ OMX Group, Inc.	21,074	691,016
NYSE Euronext	43,873	1,816,342

		102,565,022

Insurance (2.6%)
ACE Ltd.	61,374	5,491,745
Aflac, Inc.	84,149	4,890,740
Allstate Corp.	84,518	4,067,006
American International Group, Inc.*	266,324	11,904,683
Aon plc	55,716	3,585,325
Assurant, Inc.	13,800	702,558
Berkshire Hathaway, Inc., Class B*	329,158	36,839,363
Chubb Corp.	46,734	3,956,033
Cincinnati Financial Corp.	26,609	1,221,353
Genworth Financial, Inc., Class A*	89,084	1,016,448
Hartford Financial Services Group, Inc.	82,177	2,540,913
Lincoln National Corp.	48,312	1,761,939

Loews Corp.	55,358	$2,457,895
Marsh & McLennan Cos., Inc.	99,226	3,961,102
MetLife, Inc.	197,568	9,040,712
Principal Financial Group, Inc.	49,814	1,865,534
Progressive Corp.	99,889	2,539,178
Prudential Financial, Inc.	84,084	6,140,655
Torchmark Corp.	16,714	1,088,750
Travelers Cos., Inc.	67,866	5,423,851
Unum Group	47,989	1,409,437
XL Group plc	52,188	1,582,340

		113,487,560

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	71,433	5,226,753
Apartment Investment & Management Co. (REIT), Class A	26,127	784,855
AvalonBay Communities, Inc. (REIT)	21,966	2,963,433
Boston Properties, Inc. (REIT)	27,476	2,897,894
Equity Residential (REIT)	57,768	3,354,010
HCP, Inc. (REIT)	81,976	3,724,989
Health Care REIT, Inc. (REIT)	51,299	3,438,572
Host Hotels & Resorts, Inc. (REIT)	134,317	2,265,928
Kimco Realty Corp. (REIT)	73,831	1,582,198
Macerich Co. (REIT)	24,792	1,511,568
Plum Creek Timber Co., Inc. (REIT)	29,375	1,370,931
Prologis, Inc. (REIT)	89,831	3,388,425
Public Storage (REIT)	26,108	4,003,140
Simon Property Group, Inc. (REIT)	56,105	8,860,102
Ventas, Inc. (REIT)	52,885	3,673,392
Vornado Realty Trust (REIT)	30,695	2,543,081
Weyerhaeuser Co. (REIT)	101,490	2,891,450

		54,480,721

Real Estate Management & Development ( 0.0%)
CBRE Group, Inc., Class A*	54,826	1,280,736

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	85,538	783,528
People’s United Financial, Inc.	60,970	908,453

		1,691,981

Total Financials		430,082,870

Health Care (7.4%)
Biotechnology (1.2%)
Alexion Pharmaceuticals, Inc.*	35,186	3,245,557
Amgen, Inc.	135,372	13,355,802
Biogen Idec, Inc.*	42,816	9,214,003
Celgene Corp.*	75,287	8,801,803
Gilead Sciences, Inc.*	275,191	14,092,531
Regeneron Pharmaceuticals, Inc.*	13,868	3,118,636

		51,828,332

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	281,205	9,808,430
Baxter International, Inc.	97,795	6,774,260
Becton, Dickinson and Co.	35,068	3,465,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Scientific Corp.*	243,620	$2,258,357
C.R. Bard, Inc.	13,503	1,467,506
CareFusion Corp.*	39,675	1,462,024
Covidien plc	85,075	5,346,113
DENTSPLY International, Inc.	25,888	1,060,373
Edwards Lifesciences Corp.*	20,399	1,370,813
Intuitive Surgical, Inc.*	7,296	3,696,008
Medtronic, Inc.	182,486	9,392,554
St. Jude Medical, Inc.	51,121	2,332,651
Stryker Corp.	51,840	3,353,011
Varian Medical Systems, Inc.*	19,580	1,320,671
Zimmer Holdings, Inc.	30,269	2,268,359

		55,376,900

Health Care Providers & Services (1.2%)
Aetna, Inc.	68,184	4,332,411
AmerisourceBergen Corp.	41,732	2,329,898
Cardinal Health, Inc.	61,635	2,909,172
Cigna Corp.	51,560	3,737,584
DaVita HealthCare Partners, Inc.*	15,213	1,837,730
Express Scripts Holding Co.*	147,271	9,085,148
Humana, Inc.	28,458	2,401,286
Laboratory Corp. of America Holdings*	16,812	1,682,881
McKesson Corp.	40,873	4,679,959
Patterson Cos., Inc.	14,960	562,496
Quest Diagnostics, Inc.	28,428	1,723,590
Tenet Healthcare Corp.*	18,667	860,549
UnitedHealth Group, Inc.	184,059	12,052,183
WellPoint, Inc.	54,167	4,433,027

		52,627,914

Health Care Technology (0.0%)
Cerner Corp.*	26,467	2,543,214

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	61,979	2,650,222
Life Technologies Corp.*	31,130	2,303,931
PerkinElmer, Inc.	20,054	651,755
Thermo Fisher Scientific, Inc.	64,744	5,479,285
Waters Corp.*	15,416	1,542,371

		12,627,564

Pharmaceuticals (3.5%)
AbbVie, Inc.	285,680	11,810,011
Actavis, Inc.*	23,250	2,934,615
Allergan, Inc.	53,525	4,508,946
Bristol-Myers Squibb Co.	296,340	13,243,435
Eli Lilly and Co.	178,789	8,782,116
Forest Laboratories, Inc.*	42,343	1,736,063
Hospira, Inc.*	29,720	1,138,573
Johnson & Johnson	506,806	43,514,363
Merck & Co., Inc.	544,791	25,305,542
Mylan, Inc.*	68,679	2,131,109
Perrigo Co.	16,030	1,939,630
Pfizer, Inc.	1,204,312	33,732,779
Zoetis, Inc.	90,386	2,792,023

		153,569,205

Total Health Care		328,573,129

Industrials (6.0%)
Aerospace & Defense (1.5%)
Boeing Co.	123,238	$12,624,501
General Dynamics Corp.	59,891	4,691,262
Honeywell International, Inc.	141,992	11,265,645
L-3 Communications Holdings, Inc.	16,198	1,388,816
Lockheed Martin Corp.	47,999	5,205,972
Northrop Grumman Corp.	42,396	3,510,389
Precision Castparts Corp.	26,436	5,974,800
Raytheon Co.	58,569	3,872,582
Rockwell Collins, Inc.	24,505	1,553,862
Textron, Inc.	50,072	1,304,376
United Technologies Corp.	152,641	14,186,455

		65,578,660

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	28,849	1,624,487
Expeditors International of Washington, Inc.	37,259	1,416,215
FedEx Corp.	53,217	5,246,132
United Parcel Service, Inc., Class B	128,150	11,082,412

		19,369,246

Airlines (0.0%)
Southwest Airlines Co.	130,523	1,682,441

Building Products (0.0%)
Masco Corp.	64,167	1,250,615

Commercial Services & Supplies (0.3%)
ADT Corp.*	39,475	1,573,079
Avery Dennison Corp.	17,918	766,174
Cintas Corp.	18,723	852,645
Iron Mountain, Inc.	30,407	809,130
Pitney Bowes, Inc.	36,351	533,633
Republic Services, Inc.	53,501	1,815,824
Stericycle, Inc.*	15,580	1,720,499
Tyco International Ltd.	83,609	2,754,917
Waste Management, Inc.	79,298	3,198,088

		14,023,989

Construction & Engineering (0.1%)
Fluor Corp.	29,332	1,739,681
Jacobs Engineering Group, Inc.*	23,618	1,302,060
Quanta Services, Inc.*	38,296	1,013,312

		4,055,053

Electrical Equipment (0.4%)
Eaton Corp. plc	85,348	5,616,752
Emerson Electric Co.	129,653	7,071,275
Rockwell Automation, Inc.	25,187	2,094,047
Roper Industries, Inc.	17,819	2,213,476

		16,995,550

Industrial Conglomerates (1.4%)
3M Co.	114,546	12,525,605
Danaher Corp.	105,018	6,647,640
General Electric Co.#	1,865,511	43,261,200

		62,434,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.0%)
Caterpillar, Inc.	118,627	$9,785,541
Cummins, Inc.	31,887	3,458,464
Deere & Co.	70,034	5,690,262
Dover Corp.	30,915	2,400,859
Flowserve Corp.	25,677	1,386,815
Illinois Tool Works, Inc.	74,723	5,168,590
Ingersoll-Rand plc	50,093	2,781,163
Joy Global, Inc.	19,264	934,882
PACCAR, Inc.	63,698	3,418,035
Pall Corp.	20,199	1,341,820
Parker Hannifin Corp.	26,965	2,572,461
Pentair Ltd. (Registered)	36,775	2,121,550
Snap-on, Inc.	10,553	943,227
Stanley Black & Decker, Inc.	29,195	2,256,773
Xylem, Inc.	33,363	898,799

		45,159,241

Professional Services (0.1%)
Dun & Bradstreet Corp.	7,236	705,148
Equifax, Inc.	21,800	1,284,674
Robert Half International, Inc.	25,110	834,405

		2,824,227

Road & Rail (0.6%)
CSX Corp.	184,365	4,275,424
Kansas City Southern	19,864	2,104,790
Norfolk Southern Corp.	56,889	4,132,986
Ryder System, Inc.	9,318	566,441
Union Pacific Corp.	84,231	12,995,159

		24,074,800

Trading Companies & Distributors (0.1%)
Fastenal Co.	48,697	2,232,757
W.W. Grainger, Inc.	10,853	2,736,910

		4,969,667

Total Industrials		262,417,934

Information Technology (10.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	964,187	23,439,386
F5 Networks, Inc.*	14,223	978,542
Harris Corp.	19,713	970,865
JDS Uniphase Corp.*	42,878	616,586
Juniper Networks, Inc.*	91,244	1,761,922
Motorola Solutions, Inc.	49,039	2,831,021
QUALCOMM, Inc.	311,694	19,038,270

		49,636,592

Computers & Peripherals (2.2%)
Apple, Inc.#	169,434	67,109,419
Dell, Inc.	264,763	3,534,586
EMC Corp.	378,851	8,948,461
Hewlett-Packard Co.	347,902	8,627,969
NetApp, Inc.*	64,894	2,451,695
SanDisk Corp.*	43,898	2,682,168
Seagate Technology plc	57,531	2,579,115
Western Digital Corp.	38,367	2,382,207

		98,315,620

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	28,849	$2,248,491
Corning, Inc.	266,206	3,788,112
FLIR Systems, Inc.	25,504	687,843
Jabil Circuit, Inc.	33,324	679,143
Molex, Inc.	24,930	731,446
TE Connectivity Ltd.	74,928	3,412,221

		11,547,256

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	32,159	1,368,366
eBay, Inc.*	210,703	10,897,559
Google, Inc., Class A*	48,541	42,734,040
VeriSign, Inc.*	27,043	1,207,740
Yahoo!, Inc.*	171,808	4,314,099

		60,521,804

IT Services (2.1%)
Accenture plc, Class A	117,260	8,438,030
Automatic Data Processing, Inc.	87,564	6,029,657
Cognizant Technology Solutions Corp., Class A*	54,379	3,404,669
Computer Sciences Corp.	27,077	1,185,160
Fidelity National Information Services, Inc.	52,831	2,263,280
Fiserv, Inc.*	24,013	2,098,976
International Business Machines Corp.#	188,091	35,946,071
Mastercard, Inc., Class A	18,910	10,863,795
Paychex, Inc.	58,336	2,130,431
SAIC, Inc.	50,960	709,873
Teradata Corp.*	29,482	1,480,881
Total System Services, Inc.	29,027	710,581
Visa, Inc., Class A	91,438	16,710,295
Western Union Co.	100,403	1,717,895

		93,689,594

Office Electronics (0.1%)
Xerox Corp.	221,958	2,013,159

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	110,297	450,012
Altera Corp.	57,556	1,898,772
Analog Devices, Inc.	55,542	2,502,722
Applied Materials, Inc.	216,490	3,227,866
Broadcom Corp., Class A	94,714	3,197,545
First Solar, Inc.*	11,967	535,284
Intel Corp.	896,807	21,720,666
KLA-Tencor Corp.	29,840	1,662,983
Lam Research Corp.*	29,229	1,296,014
Linear Technology Corp.	42,180	1,553,911
LSI Corp.*	99,472	710,230
Microchip Technology, Inc.	35,547	1,324,126
Micron Technology, Inc.*	185,809	2,662,643
NVIDIA Corp.	104,081	1,460,256
Teradyne, Inc.*	34,618	608,238
Texas Instruments, Inc.	200,092	6,977,208
Xilinx, Inc.	47,600	1,885,436

		53,673,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Software (2.0%)
Adobe Systems, Inc.*	90,485	$4,122,497
Autodesk, Inc.*	40,349	1,369,445
BMC Software, Inc.*	24,073	1,086,655
CA, Inc.	59,612	1,706,691
Citrix Systems, Inc.*	33,715	2,034,026
Electronic Arts, Inc.*	54,578	1,253,657
Intuit, Inc.	50,319	3,070,968
Microsoft Corp.	1,355,975	46,821,817
Oracle Corp.	662,831	20,362,168
Red Hat, Inc.*	34,222	1,636,496
Salesforce.com, Inc.*	97,893	3,737,555
Symantec Corp.	125,585	2,821,895

		90,023,870

Total Information Technology		459,421,807

Materials (1.9%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	37,591	3,442,208
Airgas, Inc.	11,864	1,132,537
CF Industries Holdings, Inc.	10,686	1,832,649
Dow Chemical Co.	218,184	7,018,979
E.I. du Pont de Nemours & Co.	166,068	8,718,570
Eastman Chemical Co.	27,942	1,956,219
Ecolab, Inc.	48,108	4,098,321
FMC Corp.	24,588	1,501,343
International Flavors & Fragrances, Inc.	14,709	1,105,528
LyondellBasell Industries N.V., Class A	68,552	4,542,255
Monsanto Co.	96,257	9,510,192
Mosaic Co.	49,984	2,689,639
PPG Industries, Inc.	25,760	3,771,522
Praxair, Inc.	53,335	6,142,059
Sherwin-Williams Co.	15,501	2,737,477
Sigma-Aldrich Corp.	21,797	1,751,607

		61,951,105

Construction Materials (0.0%)
Vulcan Materials Co.	23,521	1,138,652

Containers & Packaging (0.1%)
Ball Corp.	26,894	1,117,177
Bemis Co., Inc.	18,582	727,300
MeadWestvaco Corp.	31,940	1,089,473
Owens-Illinois, Inc.*	29,757	826,947
Sealed Air Corp.	35,482	849,794

		4,610,691

Metals & Mining (0.3%)
Alcoa, Inc.	192,994	1,509,213
Allegheny Technologies, Inc.	19,404	510,519
Cliffs Natural Resources, Inc.	27,410	445,413
Freeport-McMoRan Copper & Gold, Inc.	187,281	5,170,828
Newmont Mining Corp.	89,672	2,685,676
Nucor Corp.	57,217	2,478,641
United States Steel Corp.	26,059	456,814

		13,257,104

Paper & Forest Products (0.1%)
International Paper Co.	80,271	$3,556,808

Total Materials		84,514,360

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	970,557	34,357,718
CenturyLink, Inc.	109,806	3,881,642
Frontier Communications Corp.	179,781	728,113
Verizon Communications, Inc.	516,177	25,984,350
Windstream Corp.	107,412	828,147

		65,779,970

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	52,891	3,828,780
Sprint Nextel Corp.*	544,368	3,821,463

		7,650,243

Total Telecommunication Services		73,430,213

Utilities (1.9%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	87,647	3,924,833
Duke Energy Corp.	127,301	8,592,818
Edison International	58,729	2,828,389
Entergy Corp.	32,197	2,243,487
Exelon Corp.	154,489	4,770,620
FirstEnergy Corp.	75,290	2,811,329
NextEra Energy, Inc.	76,585	6,240,146
Northeast Utilities	56,708	2,382,870
Pepco Holdings, Inc.	44,837	903,914
Pinnacle West Capital Corp.	19,768	1,096,531
PPL Corp.	106,821	3,232,403
Southern Co.	156,972	6,927,174
Xcel Energy, Inc.	89,613	2,539,632

		48,494,146

Gas Utilities (0.0%)
AGL Resources, Inc.	21,137	905,932
ONEOK, Inc.	37,046	1,530,370

		2,436,302

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	112,013	1,343,036
NRG Energy, Inc.	58,262	1,555,595

		2,898,631

Multi-Utilities (0.7%)
Ameren Corp.	43,585	1,501,067
CenterPoint Energy, Inc.	77,270	1,815,072
CMS Energy Corp.	48,006	1,304,323
Consolidated Edison, Inc.	52,808	3,079,235
Dominion Resources, Inc.	104,176	5,919,280
DTE Energy Co.	31,342	2,100,228
Integrys Energy Group, Inc.	14,155	828,492
NiSource, Inc.	56,233	1,610,513
PG&E Corp.	79,707	3,645,001
Public Service Enterprise Group, Inc.	91,190	2,978,265
SCANA Corp.	25,115	1,233,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sempra Energy	40,658	$3,324,198
TECO Energy, Inc.	36,931	634,844
Wisconsin Energy Corp.	41,249	1,690,797

		31,664,462

Total Utilities		85,493,541

Total Investments (58.5%) (Cost $1,739,476,303)		2,581,651,602
Other Assets Less Liabilities (41.5%)		1,828,964,035

Net Assets (100%)		$4,410,615,637

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $37,243,880.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	22,864	September-13	$1,853,426,004	$1,828,319,760	$(25,106,244)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$315,048,168	$—	$—	$315,048,168
Consumer Staples	270,729,724	—	—	270,729,724
Energy	271,939,856	—	—	271,939,856
Financials	430,082,870	—	—	430,082,870
Health Care	328,573,129	—	—	328,573,129
Industrials	262,417,934	—	—	262,417,934
Information Technology	459,421,807	—	—	459,421,807
Materials	84,514,360	—	—	84,514,360
Telecommunication Services	73,430,213	—	—	73,430,213
Utilities	85,493,541	—	—	85,493,541

Total Assets	$2,581,651,602	$—	$—	$2,581,651,602

Liabilities:
Futures	$(25,106,244)	$—	$—	$(25,106,244)

Total Liabilities	$(25,106,244)	$—	$—	$(25,106,244)

Total	$2,556,545,358	$—	$—	$2,556,545,358

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(25,106,244	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(25,106,244)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	265,459,808	—	—	265,459,808
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$265,459,808	$—	$—	$265,459,808

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(20,927,694)	—	—	(20,927,694)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(20,927,694)	$—	$—	$(20,927,694)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,914,103,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(8,345,361)	$8,345,361	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,410,746
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,180,700

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$891,396,757
Aggregate gross unrealized depreciation	(51,486,496)

Net unrealized appreciation	$839,910,261

Federal income tax cost of investments	$1,741,741,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,739,476,303)	$2,581,651,602
Cash	1,735,602,510
Cash held as collateral at broker	95,668,000
Receivable for securities sold	6,767,408
Dividends, interest and other receivables	3,346,475
Receivable from Separate Accounts for Trust shares sold	447,799
Other assets	61,351

Total assets	4,423,545,145

LIABILITIES
Due to broker for futures variation margin	8,345,361
Investment management fees payable	1,629,214
Payable to Separate Accounts for Trust shares redeemed	1,110,525
Payable for securities purchased	1,035,158
Administrative fees payable	559,142
Accrued expenses	250,108

Total liabilities	12,929,508

NET ASSETS	$4,410,615,637

Net assets were comprised of:
Paid in capital	$3,246,733,277
Accumulated undistributed net investment income (loss)	15,325,542
Accumulated undistributed net realized gain (loss) on investments and futures	331,487,763
Net unrealized appreciation (depreciation) on investments and futures	817,069,055

Net assets	$4,410,615,637

Class IA
Net asset value, offering and redemption price per share, $1,316 / 103 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.81

Class K
Net asset value, offering and redemption price per share, $4,410,614,321 / 343,893,991 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,996 foreign withholding tax)	$27,341,596
Interest	903,086

Total income	28,244,682

EXPENSES
Investment management fees	9,865,900
Administrative fees	3,386,155
Printing and mailing expenses	242,334
Professional fees	66,835
Trustees’ fees	61,133
Custodian fees	54,558
Distribution fees - Class IA	37
Miscellaneous	40,002

Total expenses	13,716,954

NET INVESTMENT INCOME (LOSS)	14,527,728

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	33,768,585
Futures	265,459,808

Net realized gain (loss)	299,228,393

Change in unrealized appreciation (depreciation) on:
Securities	263,825,992
Futures	(20,927,694)

Net change in unrealized appreciation (depreciation)	242,898,298

NET REALIZED AND UNREALIZED GAIN (LOSS)	542,126,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$556,654,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,527,728	$30,259,936
Net realized gain (loss) on investments and futures	299,228,393	370,512,149
Net change in unrealized appreciation (depreciation) on investments and futures	242,898,298	236,749,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	556,654,419	637,521,230

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(603)
Class K	—	(30,367,211)

	—	(30,367,814)

Distributions from net realized capital gains
Class IA	—	(4,505)
Class K	—	(146,124,129)

	—	(146,128,634)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(176,496,448)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 449 shares, respectively ]	—	5,108
Capital shares repurchased [ (11,493) and 0 shares, respectively ]	(137,823)	—

Total Class IA transactions	(137,823)	5,108

Class K
Capital shares sold [ 778,840 and 2,868,650 shares, respectively ]	9,726,781	32,103,562
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,541,468 shares, respectively ]	—	176,491,340
Capital shares repurchased [ (32,896,348) and (70,891,863) shares, respectively ]	(411,820,723)	(809,068,239)

Total Class K transactions	(402,093,942)	(600,473,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(402,231,765)	(600,468,229)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,422,654	(139,443,447)
NET ASSETS:
Beginning of period	4,256,192,983	4,395,636,430

End of period (a)	$4,410,615,637	$4,256,192,983

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,325,542	$797,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,			August 28, 2009* to December 31, 2009
Class IA		2012	2011	2010
Net asset value, beginning of period	$11.32	$10.26	$11.27	$10.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.05 (e)	0.06 (e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	1.48	1.46	(0.64)	1.24	0.64

Total from investment operations	1.49	1.51	(0.58)	1.30	0.68

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.40)	(0.37)	(0.61)	—

Total dividends and distributions	—	(0.45)	(0.43)	(0.67)	(0.04)

Net asset value, end of period	$12.81	$11.32	$10.26	$11.27	$10.64

Total return (b)	13.16%	14.78%	(5.02)%	12.79%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1	$131	$114	$4,791,412	$4,608,735
Ratio of expenses to average net assets:
After reimbursements (a)	0.87%	0.87%	0.59%	0.59%	0.62%
Before reimbursements (a)	0.87%	0.87%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.26%	0.44%	0.50%	0.56%	1.19%
Before reimbursements (a)	0.26%	0.44%	0.47%	0.53%	1.18%
Portfolio turnover rate	1%	4%	7%	6%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$11.32	$10.26	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.47	1.46	0.29

Total from investment operations	1.51	1.54	0.31

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)
Distributions from net realized gains	—	(0.40)	—

Total dividends and distributions	—	(0.48)	(0.06)

Net asset value, end of period	$12.83	$11.32	$10.26

Total return (b)	13.34%	15.07%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,410,614	$4,256,062	$4,395,522
Ratio of expenses to average net assets:
After reimbursements (a)	0.62%	0.62%	0.61%
Before reimbursements (a)	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.65%	0.68%	0.65%
Before reimbursements (a)	0.65%	0.68%	0.65%
Portfolio turnover rate	1%	4%	7%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM MID CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	13.5%
Industrials	9.6
Information Technology	8.9
Consumer Discretionary	7.9
Health Care	5.5
Materials	4.0
Energy	3.0
Utilities	3.0
Consumer Staples	2.5
Telecommunication Services	0.3
Cash and Other	41.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,140.50	$4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.34	4.50
Class K
Actual	1,000.00	1,141.50	3.48
Hypothetical (5% average return before expenses)	1,000.00	1,021.55	3.28

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.2%)
Gentex Corp.	23,582	$543,565

Automobiles (0.1%)
Thor Industries, Inc.	7,246	356,358

Distributors (0.3%)
LKQ Corp.*	49,023	1,262,342

Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	16,470	291,848
DeVry, Inc.	9,247	286,842
Matthews International Corp., Class A	4,543	171,271
Regis Corp.	9,285	152,460
Service Corp. International	34,737	626,308
Sotheby’s, Inc.	11,184	423,985
Strayer Education, Inc.	1,791	87,455

		2,040,169

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	6,329	357,082
Bob Evans Farms, Inc.	4,591	215,685
Brinker International, Inc.	11,572	456,284
Cheesecake Factory, Inc.	8,149	341,362
Domino’s Pizza, Inc.	9,251	537,946
International Speedway Corp., Class A	4,187	131,765
Life Time Fitness, Inc.*	6,496	325,515
Panera Bread Co., Class A*	4,604	856,068
Scientific Games Corp., Class A*	8,668	97,515
Wendy’s Co.	46,462	270,873
WMS Industries, Inc.*	9,005	229,717

		3,819,812

Household Durables (1.3%)
Jarden Corp.*	16,596	726,075
KB Home	13,463	264,279
M.D.C. Holdings, Inc.	6,415	208,552
Mohawk Industries, Inc.*	10,024	1,127,600
NVR, Inc.*	777	716,394
Tempur Sealy International, Inc.*	9,923	435,620
Toll Brothers, Inc.*	24,720	806,613
Tupperware Brands Corp.	8,683	674,582

		4,959,715

Internet & Catalog Retail (0.1%)
HSN, Inc.	5,858	314,692

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	10,512	998,640

Media (0.8%)
AMC Networks, Inc., Class A*	9,479	620,021
Cinemark Holdings, Inc.	16,713	466,627
DreamWorks Animation SKG, Inc., Class A*	11,641	298,708
John Wiley & Sons, Inc., Class A	7,577	303,762
Lamar Advertising Co., Class A*	9,122	395,895
Meredith Corp.	5,936	283,147
New York Times Co., Class A*	20,003	221,233
Scholastic Corp.	4,368	127,939

Valassis Communications, Inc.	6,369	$156,614

		2,873,946

Multiline Retail (0.1%)
Big Lots, Inc.*	9,568	301,679
Saks, Inc.*	16,524	225,388

		527,067

Specialty Retail (2.5%)
Aaron’s, Inc.	11,560	323,796
Advance Auto Parts, Inc.	11,995	973,634
Aeropostale, Inc.*	12,874	177,661
American Eagle Outfitters, Inc.	28,784	525,596
ANN, Inc.*	7,711	256,005
Ascena Retail Group, Inc.*	20,899	364,688
Barnes & Noble, Inc.*	6,175	98,553
Cabela’s, Inc.*	7,621	493,536
Chico’s FAS, Inc.	26,639	454,461
CST Brands, Inc.*	9,905	305,173
Dick’s Sporting Goods, Inc.	16,454	823,687
Foot Locker, Inc.	24,626	865,111
Guess?, Inc.	10,018	310,859
Office Depot, Inc.*	46,926	181,604
Rent-A-Center, Inc.	9,471	355,636
Signet Jewelers Ltd.	13,265	894,459
Tractor Supply Co.	11,456	1,347,340
Williams-Sonoma, Inc.	14,107	788,440

		9,540,239

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	8,384	621,003
Deckers Outdoor Corp.*	5,656	285,684
Hanesbrands, Inc.	16,202	833,107
Under Armour, Inc., Class A*	12,772	762,616

		2,502,410

Total Consumer Discretionary		29,738,955

Consumer Staples (2.5%)
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	8,115	380,269
SUPERVALU, Inc.*	32,891	204,582
United Natural Foods, Inc.*	8,081	436,293

		1,021,144

Food Products (1.5%)
Dean Foods Co.*	30,590	306,512
Flowers Foods, Inc.	28,252	622,945
Green Mountain Coffee Roasters, Inc.*	20,343	1,526,946
Hillshire Brands Co.	20,184	667,687
Ingredion, Inc.	12,709	833,965
Lancaster Colony Corp.	3,181	248,086
Post Holdings, Inc.*	5,340	233,144
Smithfield Foods, Inc.*	20,514	671,833
Tootsie Roll Industries, Inc.	3,429	108,974
WhiteWave Foods Co., Class A*	22,724	369,265

		5,589,357

Household Products (0.6%)
Church & Dwight Co., Inc.	22,712	1,401,557
Energizer Holdings, Inc.	10,213	1,026,509

		2,428,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Universal Corp.	3,836	$221,913

Total Consumer Staples		9,260,480

Energy (3.0%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	9,412	489,895
CARBO Ceramics, Inc.	3,228	217,664
Dresser-Rand Group, Inc.*	12,531	751,610
Dril-Quip, Inc.*	6,004	542,101
Helix Energy Solutions Group, Inc.*	16,132	371,681
Oceaneering International, Inc.	17,771	1,283,066
Oil States International, Inc.*	9,021	835,706
Patterson-UTI Energy, Inc.	23,995	464,423
Superior Energy Services, Inc.*	26,162	678,642
Tidewater, Inc.	8,155	464,590
Unit Corp.*	7,173	305,426

		6,404,804

Oil, Gas & Consumable Fuels (1.3%)
Alpha Natural Resources, Inc.*	36,351	190,479
Arch Coal, Inc.	34,746	131,340
Bill Barrett Corp.*	8,001	161,780
Cimarex Energy Co.	14,200	922,858
Energen Corp.	11,860	619,804
HollyFrontier Corp.	33,394	1,428,596
Rosetta Resources, Inc.*	10,021	426,093
SM Energy Co.	10,884	652,822
World Fuel Services Corp.	11,941	477,401

		5,011,173

Total Energy		11,415,977

Financials (13.5%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	8,690	1,424,639
Apollo Investment Corp.	36,917	285,738
Eaton Vance Corp.	19,917	748,680
Federated Investors, Inc., Class B	15,477	424,224
Greenhill & Co., Inc.	4,308	197,048
Janus Capital Group, Inc.	31,118	264,814
Raymond James Financial, Inc.	18,560	797,709
SEI Investments Co.	22,080	627,734
Waddell & Reed Financial, Inc., Class A	14,138	615,003

		5,385,589

Commercial Banks (2.6%)
Associated Banc-Corp	27,532	428,123
BancorpSouth, Inc.	13,726	242,950
Bank of Hawaii Corp.	7,376	371,160
Cathay General Bancorp	12,012	244,444
City National Corp./California	7,851	497,518
Commerce Bancshares, Inc./Missouri	12,655	551,252
Cullen/Frost Bankers, Inc.	9,839	656,950
East West Bancorp, Inc.	22,319	613,772
First Horizon National Corp.	39,631	443,867
First Niagara Financial Group, Inc.	58,162	585,691

FirstMerit Corp.	27,225	$545,317
Fulton Financial Corp.	32,045	367,877
Hancock Holding Co.	13,904	418,093
International Bancshares Corp.	8,903	201,030
Prosperity Bancshares, Inc.	7,719	399,767
Signature Bank/New York*	7,758	644,069
SVB Financial Group*	7,416	617,901
Synovus Financial Corp.	130,356	380,640
TCF Financial Corp.	26,876	381,102
Trustmark Corp.	11,009	270,601
Valley National Bancorp	32,650	309,196
Webster Financial Corp.	14,805	380,192
Westamerica Bancorp	4,427	202,270

		9,753,782

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	14,340	668,818
MSCI, Inc.*	19,848	660,343

		1,329,161

Insurance (2.9%)
Alleghany Corp.*	2,797	1,072,118
American Financial Group, Inc./Ohio	12,395	606,239
Arthur J. Gallagher & Co.	20,808	909,102
Aspen Insurance Holdings Ltd.	11,158	413,850
Brown & Brown, Inc.	19,373	624,586
Everest Reinsurance Group Ltd.	8,220	1,054,297
Fidelity National Financial, Inc., Class A	35,082	835,302
First American Financial Corp.	17,738	390,946
Hanover Insurance Group, Inc.	7,208	352,687
HCC Insurance Holdings, Inc.	16,473	710,151
Kemper Corp.	8,854	303,249
Mercury General Corp.	5,885	258,705
Old Republic International Corp.	39,609	509,768
Primerica, Inc.	7,577	283,683
Protective Life Corp.	12,875	494,529
Reinsurance Group of America, Inc.	11,913	823,307
StanCorp Financial Group, Inc.	7,244	357,926
W. R. Berkley Corp.	18,100	739,566

		10,740,011

Real Estate Investment Trusts (REITs) (5.6%)
Alexandria Real Estate Equities, Inc. (REIT)	11,587	761,498
American Campus Communities, Inc. (REIT)	17,178	698,457
BioMed Realty Trust, Inc. (REIT)	30,557	618,168
BRE Properties, Inc. (REIT)	12,626	631,553
Camden Property Trust (REIT)	13,952	964,641
Corporate Office Properties Trust/Maryland (REIT)	14,050	358,275
Corrections Corp. of America (REIT)	18,913	640,583
Duke Realty Corp. (REIT)	52,789	822,981
Equity One, Inc. (REIT)	10,150	229,694
Essex Property Trust, Inc. (REIT)	6,260	994,839
Extra Space Storage, Inc. (REIT)	17,030	714,068
Federal Realty Investment Trust (REIT)	10,749	1,114,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Highwoods Properties, Inc. (REIT)	13,492	$480,450
Home Properties, Inc. (REIT)	8,576	560,613
Hospitality Properties Trust (REIT)	22,934	602,706
Kilroy Realty Corp. (REIT)	12,369	655,681
Liberty Property Trust (REIT)	19,738	729,516
Mack-Cali Realty Corp. (REIT)	13,681	335,048
National Retail Properties, Inc. (REIT)	19,418	667,979
Omega Healthcare Investors, Inc. (REIT)	19,053	591,024
Potlatch Corp. (REIT)	6,640	268,522
Rayonier, Inc. (REIT)	20,682	1,145,576
Realty Income Corp. (REIT)	32,077	1,344,668
Regency Centers Corp. (REIT)	15,057	765,046
Senior Housing Properties Trust (REIT)	30,840	799,681
SL Green Realty Corp. (REIT)	14,957	1,319,058
Taubman Centers, Inc. (REIT)	10,306	774,496
UDR, Inc. (REIT)	41,171	1,049,449
Weingarten Realty Investors (REIT)	18,412	566,537

		21,205,263

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	7,052	280,317
Jones Lang LaSalle, Inc.	7,281	663,590

		943,907

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	13,428	144,754
New York Community Bancorp, Inc.	72,389	1,013,446
Washington Federal, Inc.	17,065	322,187

		1,480,387

Total Financials		50,838,100

Health Care (5.5%)
Biotechnology (0.9%)
United Therapeutics Corp.*	7,581	498,981
Vertex Pharmaceuticals, Inc.*	36,354	2,903,594

		3,402,575

Health Care Equipment & Supplies (1.4%)
Cooper Cos., Inc.	8,010	953,590
Hill-Rom Holdings, Inc.	9,810	330,401
Hologic, Inc.*	44,235	853,735
IDEXX Laboratories, Inc.*	8,915	800,389
Masimo Corp.	8,425	178,610
ResMed, Inc.	23,409	1,056,448
STERIS Corp.	9,670	414,650
Teleflex, Inc.	6,743	522,515
Thoratec Corp.*	9,392	294,064

		5,404,402

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.	15,463	724,905
Health Management Associates, Inc., Class A*	42,572	669,232
Health Net, Inc.*	12,977	412,928

Henry Schein, Inc.*	14,298	$1,369,034
LifePoint Hospitals, Inc.*	7,768	379,389
MEDNAX, Inc.*	8,226	753,337
Omnicare, Inc.	17,254	823,188
Owens & Minor, Inc.	10,376	351,020
Universal Health Services, Inc., Class B	14,632	979,759
VCA Antech, Inc.*	14,497	378,227
WellCare Health Plans, Inc.*	7,140	396,627

		7,237,646

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	29,097	376,515
HMS Holdings Corp.*	14,374	334,914

		711,429

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	3,353	376,206
Charles River Laboratories International, Inc.*	8,039	329,840
Covance, Inc.*	9,176	698,661
Mettler-Toledo International, Inc.*	4,958	997,550
Techne Corp.	5,670	391,684

		2,793,941

Pharmaceuticals (0.3%)
Endo Health Solutions, Inc.*	18,414	677,451
Mallinckrodt plc*	5,392	244,959

		922,410

Total Health Care		20,472,403

Industrials (9.6%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	5,304	436,678
B/E Aerospace, Inc.*	17,229	1,086,805
Esterline Technologies Corp.*	5,129	370,775
Exelis, Inc.	30,883	425,877
Huntington Ingalls Industries, Inc.	8,265	466,807
Triumph Group, Inc.	8,483	671,430

		3,458,372

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	17,133	282,180

Airlines (0.2%)
Alaska Air Group, Inc.*	11,536	599,872
JetBlue Airways Corp.*	37,012	233,176

		833,048

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	27,106	1,050,087
Lennox International, Inc.	7,532	486,115

		1,536,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.0%)
Brink’s Co.	7,898	$201,478
Clean Harbors, Inc.*	8,877	448,555
Copart, Inc.*	17,502	539,061
Deluxe Corp.	8,358	289,605
Herman Miller, Inc.	9,598	259,818
HNI Corp.	7,474	269,587
Mine Safety Appliances Co.	5,147	239,593
R.R. Donnelley & Sons Co.	29,805	417,568
Rollins, Inc.	10,811	280,005
Waste Connections, Inc.	20,261	833,537

		3,778,807

Construction & Engineering (0.6%)
AECOM Technology Corp.*	16,901	537,283
Granite Construction, Inc.	5,857	174,304
KBR, Inc.	24,238	787,735
URS Corp.	12,452	587,984

		2,087,306

Electrical Equipment (1.0%)
Acuity Brands, Inc.	7,046	532,114
AMETEK, Inc.	40,000	1,692,000
General Cable Corp.	8,163	251,012
Hubbell, Inc., Class B	8,758	867,042
Regal-Beloit Corp.	7,370	477,871

		3,820,039

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	10,435	650,205

Machinery (3.1%)
AGCO Corp.	16,013	803,692
CLARCOR, Inc.	8,176	426,869
Crane Co.	7,984	478,401
Donaldson Co., Inc.	22,174	790,725
Gardner Denver, Inc.	8,074	607,003
Graco, Inc.	10,060	635,893
Harsco Corp.	13,202	306,154
IDEX Corp.	13,487	725,735
ITT Corp.	14,745	433,650
Kennametal, Inc.	12,947	502,732
Lincoln Electric Holdings, Inc.	13,649	781,678
Nordson Corp.	9,295	644,236
Oshkosh Corp.*	14,472	549,502
SPX Corp.	7,672	552,231
Terex Corp.*	18,219	479,160
Timken Co.	13,084	736,368
Trinity Industries, Inc.	12,989	499,297
Valmont Industries, Inc.	3,884	555,762
Wabtec Corp.	15,806	844,515
Woodward, Inc.	9,949	397,960

		11,751,563

Marine (0.3%)
Kirby Corp.*	9,345	743,301
Matson, Inc.	6,950	173,750

		917,051

Professional Services (0.5%)
Corporate Executive Board Co.	5,507	348,153
FTI Consulting, Inc.*	6,615	217,567

Manpowergroup, Inc.	12,689	$695,357
Towers Watson & Co., Class A	9,257	758,519

		2,019,596

Road & Rail (0.7%)
Con-way, Inc.	9,264	360,925
Genesee & Wyoming, Inc., Class A*	8,147	691,192
J.B. Hunt Transport Services, Inc.	14,892	1,075,798
Landstar System, Inc.	7,677	395,366
Werner Enterprises, Inc.	7,308	176,634

		2,699,915

Trading Companies & Distributors (0.6%)
GATX Corp.	7,685	364,500
MSC Industrial Direct Co., Inc., Class A	7,699	596,364
United Rentals, Inc.*	15,481	772,657
Watsco, Inc.	4,889	410,480

		2,144,001

Total Industrials		35,978,285

Information Technology (8.9%)
Communications Equipment (0.5%)
ADTRAN, Inc.	9,730	239,455
Ciena Corp.*	16,611	322,586
InterDigital, Inc.	6,775	302,504
Plantronics, Inc.	7,125	312,930
Polycom, Inc.*	28,295	298,229
Riverbed Technology, Inc.*	26,785	416,775

		1,892,479

Computers & Peripherals (0.6%)
3D Systems Corp.*	15,236	668,860
Diebold, Inc.	10,441	351,757
Lexmark International, Inc., Class A	10,331	315,819
NCR Corp.*	26,992	890,466

		2,226,902

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	17,162	683,906
Avnet, Inc.*	22,519	756,638
Ingram Micro, Inc., Class A*	25,027	475,263
Itron, Inc.*	6,482	275,031
National Instruments Corp.	15,576	435,193
Tech Data Corp.*	6,213	292,570
Trimble Navigation Ltd.*	41,970	1,091,640
Vishay Intertechnology, Inc.*	21,647	300,677

		4,310,918

Internet Software & Services (0.8%)
AOL, Inc.*	12,728	464,317
Equinix, Inc.*	8,112	1,498,449
Monster Worldwide, Inc.*	19,091	93,737
Rackspace Hosting, Inc.*	18,149	687,666
ValueClick, Inc.*	11,778	290,681

		3,034,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (1.9%)
Acxiom Corp.*	12,145	$275,449
Alliance Data Systems Corp.*	8,108	1,467,791
Broadridge Financial Solutions, Inc.	19,887	528,597
Convergys Corp.	17,209	299,953
CoreLogic, Inc.*	15,656	362,750
DST Systems, Inc.	4,911	320,836
Gartner, Inc.*	15,421	878,843
Global Payments, Inc.	12,695	588,032
Jack Henry & Associates, Inc.	14,156	667,172
Lender Processing Services, Inc.	13,972	451,994
ManTech International Corp., Class A	3,893	101,685
NeuStar, Inc., Class A*	10,826	527,010
VeriFone Systems, Inc.*	17,803	299,268
WEX, Inc.*	6,406	491,340

		7,260,720

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	8,349	362,681

Semiconductors & Semiconductor Equipment (1.3%)
Atmel Corp.*	70,382	517,308
Cree, Inc.*	19,374	1,237,224
Cypress Semiconductor Corp.*	22,190	238,099
Fairchild Semiconductor International, Inc.*	20,909	288,544
Integrated Device Technology, Inc.*	24,243	192,489
International Rectifier Corp.*	11,420	239,135
Intersil Corp., Class A	20,865	163,164
RF Micro Devices, Inc.*	46,110	246,689
Semtech Corp.*	11,102	388,903
Silicon Laboratories, Inc.*	6,425	266,059
Skyworks Solutions, Inc.*	31,369	686,667
SunEdison, Inc.*	38,144	311,636

		4,775,917

Software (2.6%)
ACI Worldwide, Inc.*	6,530	303,514
Advent Software, Inc.*	5,298	185,748
ANSYS, Inc.*	15,325	1,120,257
Cadence Design Systems, Inc.*	46,484	673,088
CommVault Systems, Inc.*	7,093	538,288
Compuware Corp.	35,066	362,933
Concur Technologies, Inc.*	7,518	611,815
FactSet Research Systems, Inc.	6,655	678,411
Fair Isaac Corp.	5,882	269,572
Informatica Corp.*	17,763	621,350
Mentor Graphics Corp.	15,564	304,276
MICROS Systems, Inc.*	12,928	557,843
PTC, Inc.*	19,624	481,377
Rovi Corp.*	16,930	386,681
SolarWinds, Inc.*	10,127	393,029
Solera Holdings, Inc.	11,337	630,904
Synopsys, Inc.*	25,220	901,615
TIBCO Software, Inc.*	25,577	547,348

		9,568,049

Total Information Technology		33,432,516

Materials (4.0%)
Chemicals (1.7%)
Albemarle Corp.	14,423	$898,409
Ashland, Inc.	12,055	1,006,593
Cabot Corp.	9,846	368,437
Cytec Industries, Inc.	6,893	504,912
Intrepid Potash, Inc.	8,819	168,002
Minerals Technologies, Inc.	5,727	236,754
NewMarket Corp.	1,781	467,619
Olin Corp.	13,153	314,620
RPM International, Inc.	21,772	695,398
Scotts Miracle-Gro Co., Class A	6,379	308,170
Sensient Technologies Corp.	8,222	332,744
Valspar Corp.	13,418	867,742

		6,169,400

Construction Materials (0.3%)
Eagle Materials, Inc.	7,723	511,803
Martin Marietta Materials, Inc.	7,528	740,906

		1,252,709

Containers & Packaging (1.0%)
AptarGroup, Inc.	10,975	605,930
Greif, Inc., Class A	5,004	263,561
Packaging Corp. of America	16,090	787,766
Rock-Tenn Co., Class A	11,825	1,181,081
Silgan Holdings, Inc.	7,424	348,631
Sonoco Products Co.	16,611	574,242

		3,761,211

Metals & Mining (0.8%)
Carpenter Technology Corp.	7,265	327,434
Commercial Metals Co.	19,217	283,835
Compass Minerals International, Inc.	5,457	461,280
Reliance Steel & Aluminum Co.	12,615	827,039
Royal Gold, Inc.	10,661	448,615
Steel Dynamics, Inc.	36,196	539,682
Worthington Industries, Inc.	8,759	277,748

		3,165,633

Paper & Forest Products (0.2%)
Domtar Corp.	5,520	367,080
Louisiana-Pacific Corp.*	22,810	337,360

		704,440

Total Materials		15,053,393

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	24,651	693,679

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	16,442	405,296

Total Telecommunication Services		1,098,975

Utilities (3.0%)
Electric Utilities (1.3%)
Cleco Corp.	9,914	460,307
Great Plains Energy, Inc.	25,201	568,030
Hawaiian Electric Industries, Inc.	16,199	409,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

IDACORP, Inc.	8,232	$393,160
NV Energy, Inc.	38,634	906,354
OGE Energy Corp.	16,353	1,115,275
PNM Resources, Inc.	13,070	290,023
Westar Energy, Inc.	20,845	666,206

		4,809,352

Gas Utilities (0.8%)
Atmos Energy Corp.	14,863	610,275
National Fuel Gas Co.	13,711	794,552
Questar Corp.	28,721	684,996
UGI Corp.	18,713	731,865
WGL Holdings, Inc.	8,484	366,679

		3,188,367

Multi-Utilities (0.7%)
Alliant Energy Corp.	18,220	$918,652
Black Hills Corp.	7,305	356,119
MDU Resources Group, Inc.	30,977	802,614
Vectren Corp.	13,495	456,536

		2,533,921

Water Utilities (0.2%)
Aqua America, Inc.	23,093	722,580

Total Utilities		11,254,220

Total Investments (58.2%) (Cost $149,948,768)		218,543,304
Other Assets Less Liabilities (41.8%)		156,674,741

Net Assets (100%)		$375,218,045

*	Non-income producing.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	127	September-13	$12,341,089	$12,378,690	$37,601
S&P 500 E-Mini Index	155	September-13	12,564,749	12,394,575	(170,174)
S&P MidCap 400 E-Mini Index	1,140	September-13	132,729,536	132,000,600	(728,936)

					$(861,509)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,738,955	$—	$—	$29,738,955
Consumer Staples	9,260,480	—	—	9,260,480
Energy	11,415,977	—	—	11,415,977
Financials	50,838,100	—	—	50,838,100
Health Care	20,472,403	—	—	20,472,403
Industrials	35,544,635	433,650	—	35,978,285
Information Technology	33,432,516	—	—	33,432,516
Materials	14,789,832	263,561	—	15,053,393
Telecommunication Services	1,098,975	—	—	1,098,975
Utilities	11,254,220	—	—	11,254,220
Futures	37,601	—	—	37,601

Total Assets	$217,883,694	$697,211	$—	$218,580,905

Liabilities:
Futures	$(899,110)	$—	$—	$(899,110)

Total Liabilities	$(899,110)	$—	$—	$(899,110)

Total	$216,984,584	$697,211	$—	$217,681,795

(a)	Securities with a market value of $697,211 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	37,601	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$37,601

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(899,110	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(899,110)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	32,323,056	—	—	32,323,056
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$32,323,056	$—	$—	$32,323,056

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,955,682)	—	—	(2,955,682)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,955,682)	$—	$—	$(2,955,682)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of $201,161,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(390,644)	$390,644	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,116,795
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,206,285

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,247,509
Aggregate gross unrealized depreciation	(7,151,282)

Net unrealized appreciation	$68,096,227

Federal income tax cost of investments	$150,447,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $149,948,768)	$218,543,304
Cash	150,002,189
Cash held as collateral at broker	6,855,400
Receivable for securities sold	1,022,024
Dividends, interest and other receivables	214,340
Receivable from Separate Accounts for Trust shares sold	31,986
Other assets	6,045

Total assets	376,675,288

LIABILITIES
Payable for securities purchased	685,940
Due to broker for futures variation margin	390,644
Investment management fees payable	141,110
Payable to Separate Accounts for Trust shares redeemed	104,416
Administrative fees payable	55,050
Accrued expenses	80,083

Total liabilities	1,457,243

NET ASSETS	$375,218,045

Net assets were comprised of:
Paid in capital	$252,726,068
Accumulated undistributed net investment income (loss)	467,085
Accumulated undistributed net realized gain (loss) on investments and futures	54,291,865
Net unrealized appreciation (depreciation) on investments and futures	67,733,027

Net assets	$375,218,045

Class IA
Net asset value, offering and redemption price per share, $1,438 / 129 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

Class K
Net asset value, offering and redemption price per share, $375,216,607 / 33,718,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$1,772,638
Interest	95,209

Total income	1,867,847

EXPENSES
Investment management fees	964,399
Administrative fees	369,815
Professional fees	24,782
Printing and mailing expenses	23,493
Custodian fees	12,627
Trustees’ fees	6,063
Distribution fees - Class IA	39
Miscellaneous	3,577

Total expenses	1,404,795

NET INVESTMENT INCOME (LOSS)	463,052

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,188,073
Futures	32,323,056

Net realized gain (loss)	47,511,129

Change in unrealized appreciation (depreciation) on:
Securities	14,785,796
Futures	(2,955,682)

Net change in unrealized appreciation (depreciation)	11,830,114

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,341,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,804,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$463,052	$718,275
Net realized gain (loss) on investments and futures	47,511,129	64,704,078
Net change in unrealized appreciation (depreciation) on investments and futures	11,830,114	14,168,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,804,295	79,591,169

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	— #
Class K	—	(1,012,989)

	—	(1,012,989)

Distributions from net realized capital gains
Class IA	—	(14,461)
Class K	—	(47,971,101)

	—	(47,985,562)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(48,998,551)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,479 shares, respectively ]	—	14,461
Capital shares repurchased [ (13,983) and 0 shares, respectively ]	(147,185)	—

Total Class IA transactions	(147,185)	14,461

Class K
Capital shares sold [ 62,959 and 3,266,586 shares, respectively ]	685,055	32,848,691
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,010,869 shares, respectively ]	—	48,984,090
Capital shares repurchased [ (13,035,762) and (18,945,125) shares, respectively ]	(140,685,019)	(194,187,031)

Total Class K transactions	(139,999,964)	(112,354,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,147,149)	(112,339,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,342,854)	(81,747,171)
NET ASSETS:
Beginning of period	455,560,899	537,308,070

End of period (a)	$375,218,045	$455,560,899

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$467,085	$4,033

# Rounds to less than $0.50.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				August 28, 2009* to December 31, 2009
Class IA			2012		2011	2010
Net asset value, beginning of period	$9.75		$9.37		$11.57	$10.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)†(e)	(0.01	)†(e)	0.01 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.39		1.53		(1.13)	2.29	0.67

Total from investment operations	1.37		1.52		(1.12)	2.31	0.69

Less distributions:
Dividends from net investment income	—		—	#	(0.02)	(0.02)	(0.02)
Distributions from net realized gains	—		(1.14)		(1.06)	(1.39)	—

Total dividends and distributions	—		(1.14)		(1.08)	(1.41)	(0.02)

Net asset value, end of period	$11.12		$9.75		$9.37	$11.57	$10.67

Total return (b)	14.05%		16.23%		(9.60)%	22.46%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1		$138		$118	$841,905	$1,105,277
Ratio of expenses to average net assets:
After reimbursements (a)	0.90%		0.90%		0.60%	0.63%	0.64%
Before reimbursements (a)	0.90%		0.90%		0.63%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.39)%		(0.08)%		0.11%	0.20%	0.72%
Before reimbursements (a)	(0.39)%		(0.08)%		0.08%	0.17%	0.71%
Portfolio turnover rate	4%		10%		14%	18%	84%

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.75	$9.37	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	1.37	1.53	0.15

Total from investment operations	1.38	1.55	0.15

Less distributions:
Dividends from net investment income	—	(0.03)	(0.02)
Distributions from net realized gains	—	(1.14)	—

Total dividends and distributions	—	(1.17)	(0.02)

Net asset value, end of period	$11.13	$9.75	$9.37

Total return (b)	14.15%	16.53%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,217	$455,423	$537,190
Ratio of expenses to average net assets:
After reimbursements (a)	0.65%	0.65%	0.63%
Before reimbursements (a)	0.65%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.22%	0.16%	0.10%
Before reimbursements (a)	0.22%	0.16%	0.10%
Portfolio turnover rate	4%	10%	14%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market values of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM SMALL CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	11.8%
Information Technology	8.9
Consumer Discretionary	7.4
Industrials	7.3
Health Care	6.3
Energy	2.9
Materials	2.5
Consumer Staples	2.0
Utilities	1.7
Telecommunication Services	0.4
Cash and Other	48.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,155.20	$4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.36	4.48
Class K
Actual	1,000.00	1,156.10	3.44
Hypothetical (5% average return before expenses)	1,000.00	1,021.60	3.23

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	32,706	$609,313
Cooper Tire & Rubber Co.	28,501	945,378
Dana Holding Corp.	64,713	1,246,372
Dorman Products, Inc.	11,245	513,109
Drew Industries, Inc.	9,425	370,591
Federal-Mogul Corp.*	6,802	69,449
Fuel Systems Solutions, Inc.*	9,184	164,302
Gentherm, Inc.*	13,653	253,536
Modine Manufacturing Co.*	21,488	233,790
Remy International, Inc.	2,436	45,237
Shiloh Industries, Inc.	1,076	11,234
Spartan Motors, Inc.	7,178	43,929
Standard Motor Products, Inc.	8,451	290,207
Stoneridge, Inc.*	5,624	65,463
Superior Industries International, Inc.	9,083	156,319
Tenneco, Inc.*	28,755	1,302,026
Tower International, Inc.*	1,156	22,877

		6,343,132

Automobiles (0.0%)
Winnebago Industries, Inc.*	13,194	276,942

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,051	320,738
Pool Corp.	20,739	1,086,931
VOXX International Corp.*	3,877	47,571
Weyco Group, Inc.	1,378	34,726

		1,489,966

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	7,926	294,530
Ascent Capital Group, Inc., Class A*	6,415	500,819
Bridgepoint Education, Inc.*	10,299	125,442
Bright Horizons Family Solutions, Inc.*	5,430	188,475
Capella Education Co.*	5,859	244,027
Career Education Corp.*	10,760	31,204
Carriage Services, Inc.	3,259	55,240
Coinstar, Inc.*	14,101	827,306
Corinthian Colleges, Inc.*	16,268	36,440
Education Management Corp.*	21,288	119,639
Grand Canyon Education, Inc.*	19,180	618,172
Hillenbrand, Inc.	25,012	593,035
ITT Educational Services, Inc.*	9,660	235,704
JTH Holding, Inc., Class A*	668	10,855
K12, Inc.*	11,978	314,662
LifeLock, Inc.*	25,151	294,518
Lincoln Educational Services Corp.	4,949	26,081
Mac-Gray Corp.	2,455	34,861
Matthews International Corp., Class A	14,389	542,465
Regis Corp.	24,010	394,244
Sotheby’s, Inc.	30,443	1,154,094
Steiner Leisure Ltd.*	6,518	344,542

Stewart Enterprises, Inc., Class A	36,685	$480,207
Strayer Education, Inc.	5,699	278,282
Universal Technical Institute, Inc.	8,880	91,730

		7,836,574

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	9,464	340,136
Ameristar Casinos, Inc.	13,898	365,378
Biglari Holdings, Inc.*	577	236,801
BJ’s Restaurants, Inc.*	11,881	440,785
Bloomin’ Brands, Inc.*	23,301	579,729
Bob Evans Farms, Inc.	13,273	623,566
Boyd Gaming Corp.*	24,954	281,980
Bravo Brio Restaurant Group, Inc.*	8,859	157,867
Buffalo Wild Wings, Inc.*	8,052	790,384
Caesars Entertainment Corp.*	16,022	219,501
Carrols Restaurant Group, Inc.*	4,439	28,676
CEC Entertainment, Inc.	9,676	397,103
Cheesecake Factory, Inc.	24,983	1,046,538
Churchill Downs, Inc.	5,671	447,158
Chuy’s Holdings, Inc.*	6,718	257,568
Cracker Barrel Old Country Store, Inc.	8,732	826,571
Del Frisco’s Restaurant Group, Inc.*	2,002	42,863
Denny’s Corp.*	47,445	266,641
DineEquity, Inc.	8,284	570,519
Diversified Restaurant Holdings, Inc.*	1,805	14,368
Domino’s Pizza, Inc.	8,069	469,212
Einstein Noah Restaurant Group, Inc.	1,283	18,219
Fiesta Restaurant Group, Inc.*	7,982	274,501
Ignite Restaurant Group, Inc.*	5,981	112,861
International Speedway Corp., Class A	14,032	441,587
Interval Leisure Group, Inc.	19,387	386,189
Isle of Capri Casinos, Inc.*	13,830	103,725
Jack in the Box, Inc.*	19,816	778,571
Jamba, Inc.*	3,361	50,177
Krispy Kreme Doughnuts, Inc.*	29,402	513,065
Life Time Fitness, Inc.*	20,157	1,010,067
Luby’s, Inc.*	4,316	36,470
Marcus Corp.	12,091	153,798
Marriott Vacations Worldwide Corp.*	12,520	541,365
Monarch Casino & Resort, Inc.*	1,775	29,926
Morgans Hotel Group Co.*	5,335	43,000
Multimedia Games Holding Co., Inc.*	12,157	316,933
Nathan’s Famous, Inc.*	526	27,484
Orient-Express Hotels Ltd., Class A*	44,442	540,415
Papa John’s International, Inc.*	8,407	549,566
Pinnacle Entertainment, Inc.*	26,896	529,044
Red Robin Gourmet Burgers, Inc.*	6,391	352,655
Ruby Tuesday, Inc.*	27,270	251,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Ruth’s Hospitality Group, Inc.	16,079	$194,074
Scientific Games Corp., Class A*	26,043	292,984
SHFL Entertainment, Inc.*	25,662	454,474
Six Flags Entertainment Corp.	5,930	208,499
Sonic Corp.*	25,365	369,314
Speedway Motorsports, Inc.	8,267	143,846
Texas Roadhouse, Inc.	30,597	765,537
Town Sports International Holdings, Inc.	4,733	50,974
Vail Resorts, Inc.	17,269	1,062,389
WMS Industries, Inc.*	24,880	634,689

		19,641,444

Household Durables (0.6%)
American Greetings Corp., Class A	16,332	297,569
Bassett Furniture Industries, Inc.	2,283	35,455
Beazer Homes USA, Inc.*	10,140	177,653
Blyth, Inc.	1,938	27,055
Cavco Industries, Inc.*	2,194	110,687
CSS Industries, Inc.	1,794	44,724
Ethan Allen Interiors, Inc.	10,170	292,896
EveryWare Global, Inc.*	1,801	21,864
Flexsteel Industries, Inc.	873	21,284
Helen of Troy Ltd.*	13,933	534,609
Hooker Furniture Corp.	2,125	34,553
Hovnanian Enterprises, Inc., Class A*	46,939	263,328
iRobot Corp.*	11,256	447,651
KB Home	38,971	765,001
La-Z-Boy, Inc.	22,360	453,237
Libbey, Inc.*	9,882	236,872
Lifetime Brands, Inc.	1,886	25,612
M.D.C. Holdings, Inc.	18,575	603,873
M/I Homes, Inc.*	11,704	268,724
Meritage Homes Corp.*	15,470	670,779
NACCO Industries, Inc., Class A	1,748	100,126
Ryland Group, Inc.	20,600	826,060
Skullcandy, Inc.*	4,463	24,368
Standard Pacific Corp.*	64,498	537,268
TRI Pointe Homes, Inc.*	3,179	52,708
Universal Electronics, Inc.*	6,487	182,479
William Lyon Homes, Class A*	2,692	67,865
Zagg, Inc.*	6,072	32,485

		7,156,785

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	23,319	144,345
Blue Nile, Inc.*	5,258	198,647
HSN, Inc.	15,820	849,850
Nutrisystem, Inc.	13,620	160,444
Orbitz Worldwide, Inc.*	4,839	38,857
Overstock.com, Inc.*	2,306	65,029
PetMed Express, Inc.	4,783	60,266
Shutterfly, Inc.*	17,057	951,610
U.S. Auto Parts Network, Inc.*	547	629

Valuevision Media, Inc., Class A*	7,608	$38,877
Vitacost.com, Inc.*	4,453	37,628

		2,546,182

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.	5,554	249,819
Black Diamond, Inc.*	4,443	41,764
Brunswick Corp.	41,815	1,335,989
Callaway Golf Co.	28,878	190,017
JAKKS Pacific, Inc.	11,758	132,278
Johnson Outdoors, Inc., Class A*	1,162	28,934
LeapFrog Enterprises, Inc.*	27,336	268,986
Marine Products Corp.	9,940	79,719
Nautilus, Inc.*	6,054	52,609
Smith & Wesson Holding Corp.*	27,552	274,969
Steinway Musical Instruments, Inc.*	1,355	41,233
Sturm Ruger & Co., Inc.	7,958	382,302

		3,078,619

Media (0.8%)
AH Belo Corp., Class A	3,127	21,451
Arbitron, Inc.	13,085	607,798
Beasley Broadcasting Group, Inc., Class A	632	5,296
Belo Corp., Class A	43,380	605,151
Carmike Cinemas, Inc.*	3,581	69,328
Central European Media Enterprises Ltd., Class A*	14,930	49,418
Crown Media Holdings, Inc., Class A*	47,285	116,794
Cumulus Media, Inc., Class A*	44,477	150,777
Daily Journal Corp.*	180	20,340
Dex Media, Inc.*	3,404	59,808
Digital Generation, Inc.*	13,805	101,743
Entercom Communications Corp., Class A*	11,583	109,344
Entravision Communications Corp., Class A	36,455	224,198
EW Scripps Co., Class A*	11,114	173,156
Fisher Communications, Inc.	1,859	76,368
Global Sources Ltd.*	11,778	79,030
Gray Television, Inc.*	9,968	71,770
Harte-Hanks, Inc.	18,349	157,801
Hemisphere Media Group, Inc.*	1,538	21,071
Journal Communications, Inc., Class A*	20,937	156,818
LIN TV Corp., Class A*	11,031	168,774
Lions Gate Entertainment Corp.*	1,907	52,385
Live Nation Entertainment, Inc.*	66,020	1,023,310
Loral Space & Communications, Inc.	5,020	301,100
Martha Stewart Living Omnimedia, Inc., Class A*	5,744	13,843
McClatchy Co., Class A*	12,393	28,256
MDC Partners, Inc., Class A	13,336	240,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Media General, Inc., Class A*	3,787	$41,771
Meredith Corp.	17,614	840,188
National CineMedia, Inc.	25,948	438,262
New York Times Co., Class A*	65,480	724,209
Nexstar Broadcasting Group, Inc., Class A	12,498	443,179
ReachLocal, Inc.*	8,519	104,443
Reading International, Inc., Class A*	3,217	20,460
Rentrak Corp.*	2,095	42,047
Saga Communications, Inc., Class A	974	44,716
Salem Communications Corp., Class A	1,990	14,905
Scholastic Corp.	12,912	378,193
Sinclair Broadcast Group, Inc., Class A	29,645	870,970
Valassis Communications, Inc.	21,193	521,136
Value Line, Inc.	1,075	9,138
World Wrestling Entertainment, Inc., Class A	5,720	58,973

		9,258,299

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	8,421	151,999
Fred’s, Inc., Class A	15,192	235,324
Gordmans Stores, Inc.*	5,685	77,373
Saks, Inc.*	49,087	669,546
Tuesday Morning Corp.*	18,878	195,765

		1,330,007

Specialty Retail (1.8%)
Aeropostale, Inc.*	35,049	483,676
America’s Car-Mart, Inc.*	3,779	163,404
ANN, Inc.*	21,054	698,993
Asbury Automotive Group, Inc.*	13,934	558,753
Barnes & Noble, Inc.*	15,069	240,501
bebe stores, Inc.	22,588	126,719
Big 5 Sporting Goods Corp.	8,065	177,027
Body Central Corp.*	3,222	42,917
Brown Shoe Co., Inc.	19,605	422,096
Buckle, Inc.	13,190	686,144
Cabela’s, Inc.*	1,039	67,286
Cato Corp., Class A	11,911	297,298
Children’s Place Retail Stores, Inc.*	11,527	631,680
Christopher & Banks Corp.*	6,955	46,877
Citi Trends, Inc.*	4,887	71,008
Conn’s, Inc.*	9,618	497,828
Destination Maternity Corp.	2,758	67,847
Destination XL Group, Inc.*	8,654	54,866
Express, Inc.*	39,703	832,572
Finish Line, Inc., Class A	22,540	492,724
Five Below, Inc.*	13,856	509,346
Francesca’s Holdings Corp.*	17,574	488,381
Genesco, Inc.*	10,527	705,204
Group 1 Automotive, Inc.	9,623	619,047
Haverty Furniture Cos., Inc.	6,848	157,572
hhgregg, Inc.*	9,668	154,398
Hibbett Sports, Inc.*	11,750	652,125
Jos. A. Bank Clothiers, Inc.*	12,722	525,673

Kirkland’s, Inc.*	2,816	$48,576
Lithia Motors, Inc., Class A	10,982	585,450
Lumber Liquidators Holdings, Inc.*	12,448	969,326
MarineMax, Inc.*	4,611	52,243
Mattress Firm Holding Corp.*	5,568	224,390
Men’s Wearhouse, Inc.	24,182	915,289
Monro Muffler Brake, Inc.	14,993	720,414
New York & Co., Inc.*	5,645	35,846
Office Depot, Inc.*	129,314	500,445
OfficeMax, Inc.	38,702	395,921
Pacific Sunwear of California, Inc.*	8,752	31,945
Penske Automotive Group, Inc.	19,409	592,751
PEP Boys-Manny, Moe & Jack*	24,764	286,767
Pier 1 Imports, Inc.	42,677	1,002,483
RadioShack Corp.*	45,373	143,379
Rent-A-Center, Inc.	27,054	1,015,878
Restoration Hardware Holdings, Inc.*	7,597	569,775
rue21, Inc.*	6,606	274,876
Sears Hometown and Outlet Stores, Inc.*	1,687	73,756
Select Comfort Corp.*	24,779	620,962
Shoe Carnival, Inc.	4,848	116,400
Sonic Automotive, Inc., Class A	18,487	390,815
Stage Stores, Inc.	14,392	338,212
Stein Mart, Inc.	13,416	183,128
Systemax, Inc.	7,857	73,934
Tile Shop Holdings, Inc.*	7,628	220,907
Tilly’s, Inc., Class A*	7,449	119,184
Trans World Entertainment Corp.	1,358	6,600
Vitamin Shoppe, Inc.*	13,231	593,278
West Marine, Inc.*	3,160	34,760
Wet Seal, Inc., Class A*	41,672	196,275
Winmark Corp.	472	30,619
Zale Corp.*	6,439	58,595
Zumiez, Inc.*	9,941	285,804

		22,180,945

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*	11,001	21,122
Cherokee, Inc.	308	3,936
Columbia Sportswear Co.	5,564	348,585
Crocs, Inc.*	41,375	682,687
Culp, Inc.	1,776	30,885
Fifth & Pacific Cos., Inc.*	54,099	1,208,572
G-III Apparel Group Ltd.*	7,362	354,259
Iconix Brand Group, Inc.*	27,521	809,393
Jones Group, Inc.	39,377	541,434
Maidenform Brands, Inc.*	11,521	199,659
Movado Group, Inc.	7,697	260,389
Oxford Industries, Inc.	6,446	402,230
Perry Ellis International, Inc.	6,624	134,533
Quiksilver, Inc.*	70,657	455,031
R.G. Barry Corp.	1,829	29,703
Skechers U.S.A., Inc., Class A*	16,392	393,572
Steven Madden Ltd.*	18,354	887,967
True Religion Apparel, Inc.	11,636	368,396
Tumi Holdings, Inc.*	20,328	487,872
Unifi, Inc.*	3,026	62,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	10,015	$216,925
Wolverine World Wide, Inc.	21,735	1,186,948

		9,086,645

Total Consumer Discretionary		90,225,540

Consumer Staples (2.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,537	603,554
Coca-Cola Bottling Co. Consolidated	2,136	130,616
Craft Brew Alliance, Inc.*	2,092	17,238
National Beverage Corp.	7,082	123,723

		875,131

Food & Staples Retailing (0.6%)
Andersons, Inc.	9,063	482,061
Arden Group, Inc., Class A	819	90,409
Casey’s General Stores, Inc.	18,011	1,083,542
Chefs’ Warehouse, Inc.*	4,599	79,103
Fairway Group Holdings Corp.*	3,146	76,039
Harris Teeter Supermarkets, Inc.	21,821	1,022,532
Ingles Markets, Inc., Class A	4,225	106,681
Nash Finch Co.	2,586	56,918
Natural Grocers by Vitamin Cottage, Inc.*	3,843	119,133
Pantry, Inc.*	9,940	121,069
Pricesmart, Inc.	8,176	716,463
Rite Aid Corp.*	309,212	884,346
Roundy’s, Inc.	13,423	111,814
Spartan Stores, Inc.	8,120	149,733
SUPERVALU, Inc.*	94,593	588,368
Susser Holdings Corp.*	7,520	360,058
United Natural Foods, Inc.*	22,871	1,234,805
Village Super Market, Inc., Class A	2,454	81,203
Weis Markets, Inc.	5,224	235,446

		7,599,723

Food Products (0.9%)
Alico, Inc.	656	26,312
Annie’s, Inc.*	5,133	219,384
B&G Foods, Inc.	23,609	803,886
Boulder Brands, Inc.*	26,172	315,373
Calavo Growers, Inc.	3,931	106,884
Cal-Maine Foods, Inc.	6,980	324,640
Chiquita Brands International, Inc.*	21,133	230,772
Darling International, Inc.*	51,933	969,070
Diamond Foods, Inc.*	10,705	222,129
Dole Food Co., Inc.*	19,114	243,703
Farmer Bros Co.*	5,529	77,738
Fresh Del Monte Produce, Inc.	17,817	496,738
Griffin Land & Nurseries, Inc.	568	16,199
Hain Celestial Group, Inc.*	16,625	1,080,126
Inventure Foods, Inc.*	2,590	21,652
J&J Snack Foods Corp.	6,204	482,671
John B. Sanfilippo & Son, Inc.	1,616	32,579
Lancaster Colony Corp.	9,323	727,101
Lifeway Foods, Inc.	1,318	22,880

Limoneira Co.	4,972	$103,070
Omega Protein Corp.*	4,121	37,007
Pilgrim’s Pride Corp.*	26,836	400,930
Post Holdings, Inc.*	13,445	587,009
Sanderson Farms, Inc.	10,495	697,078
Seaboard Corp.	97	262,676
Seneca Foods Corp., Class A*	1,952	59,887
Snyders-Lance, Inc.	22,862	649,509
Tootsie Roll Industries, Inc.	10,242	325,491
TreeHouse Foods, Inc.*	16,868	1,105,529

		10,648,023

Household Products (0.1%)
Central Garden & Pet Co., Class A*	20,768	143,299
Harbinger Group, Inc.*	18,755	141,413
Oil-Dri Corp. of America	3,553	97,601
Orchids Paper Products Co.	1,216	31,920
Spectrum Brands Holdings, Inc.	10,126	575,865
WD-40 Co.	7,602	414,157

		1,404,255

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,170	548,502
Female Health Co.	4,278	42,181
Inter Parfums, Inc.	7,537	214,955
Lifevantage Corp.*	21,969	50,968
Medifast, Inc.*	5,939	152,989
Nature’s Sunshine Products, Inc.	6,498	106,242
Nutraceutical International Corp.	1,814	37,078
Prestige Brands Holdings, Inc.*	21,704	632,455
Revlon, Inc., Class A*	2,862	63,136
Star Scientific, Inc.*	69,828	97,061
Synutra International, Inc.*	4,193	21,342
USANA Health Sciences, Inc.*	3,906	282,716

		2,249,625

Tobacco (0.1%)
Alliance One International, Inc.*	36,301	137,944
Universal Corp.	10,433	603,549
Vector Group Ltd.	24,741	401,299

		1,142,792

Total Consumer Staples		23,919,549

Energy (2.9%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	14,620	176,756
Bolt Technology Corp.	1,698	29,002
Bristow Group, Inc.	17,147	1,120,042
C&J Energy Services, Inc.*	20,373	394,625
Cal Dive International, Inc.*	50,898	95,688
CARBO Ceramics, Inc.	8,154	549,824
Dawson Geophysical Co.*	1,646	60,672
Dril-Quip, Inc.*	5,927	535,149
Era Group, Inc.*	8,074	211,135
Exterran Holdings, Inc.*	25,809	725,749
Forum Energy Technologies, Inc.*	16,805	511,376
Geospace Technologies Corp.*	5,746	396,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Global Geophysical Services, Inc.*	4,774	$22,533
Gulf Island Fabrication, Inc.	5,676	108,695
Gulfmark Offshore, Inc., Class A	11,729	528,861
Helix Energy Solutions Group, Inc.*	47,038	1,083,756
Hercules Offshore, Inc.*	72,367	509,464
Hornbeck Offshore Services, Inc.*	15,421	825,023
ION Geophysical Corp.*	61,358	369,375
Key Energy Services, Inc.*	68,850	409,657
Lufkin Industries, Inc.	14,819	1,311,037
Matrix Service Co.*	11,197	174,449
Mitcham Industries, Inc.*	4,850	81,383
Natural Gas Services Group, Inc.*	2,553	59,970
Newpark Resources, Inc.*	41,343	454,360
Nuverra Environmental Solutions, Inc.*	56,468	163,757
Parker Drilling Co.*	55,879	278,277
PHI, Inc. (Non-Voting)*	5,925	203,228
Pioneer Energy Services Corp.*	30,524	202,069
RigNet, Inc.*	7,313	186,335
SEACOR Holdings, Inc.	8,212	682,007
Tesco Corp.*	13,686	181,340
TETRA Technologies, Inc.*	34,877	357,838
TGC Industries, Inc.	3,752	30,841
Vantage Drilling Co.*	80,173	163,553
Willbros Group, Inc.*	21,120	129,677

		13,324,437

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	39,117	82,146
Adams Resources & Energy, Inc.	410	28,245
Alon USA Energy, Inc.	11,720	169,471
Alpha Natural Resources, Inc.*	91,703	480,524
Amyris, Inc.*	16,477	47,618
Apco Oil and Gas International, Inc.*	13,254	152,819
Approach Resources, Inc.*	13,848	340,245
Arch Coal, Inc.	96,610	365,186
Berry Petroleum Co., Class A	23,427	991,431
Bill Barrett Corp.*	22,590	456,770
Bonanza Creek Energy, Inc.*	12,465	442,009
BPZ Resources, Inc.*	47,633	85,263
Callon Petroleum Co.*	14,217	47,911
Carrizo Oil & Gas, Inc.*	19,358	548,412
Ceres, Inc.*	18	56
Clayton Williams Energy, Inc.*	2,500	108,750
Clean Energy Fuels Corp.*	27,935	368,742
Cloud Peak Energy, Inc.*	29,812	491,302
Comstock Resources, Inc.	23,488	369,466
Contango Oil & Gas Co.	5,857	197,674
Crimson Exploration, Inc.*	5,785	16,314
Crosstex Energy, Inc.	21,271	420,315
CVR Energy, Inc.	2,164	102,574
Delek U.S. Holdings, Inc.	15,861	456,480
Diamondback Energy, Inc.*	7,084	236,039
Emerald Oil, Inc.*	7,236	49,639

Endeavour International Corp.*	18,441	$70,813
Energy XXI Bermuda Ltd.	35,818	794,443
EPL Oil & Gas, Inc.*	13,224	388,257
Equal Energy Ltd.	6,083	24,575
Evolution Petroleum Corp.*	4,864	53,066
EXCO Resources, Inc.	56,142	428,925
Forest Oil Corp.*	54,047	221,052
Frontline Ltd.*	29,129	51,558
FX Energy, Inc.*	21,894	70,280
GasLog Ltd.	13,060	167,168
Gastar Exploration Ltd.*	24,275	64,814
Gevo, Inc.*	288	585
Goodrich Petroleum Corp.*	12,106	154,957
Green Plains Renewable Energy, Inc.*	6,865	91,442
Gulfport Energy Corp.*	10,733	505,202
Halcon Resources Corp.*	88,627	502,515
Hallador Energy Co.	7,917	63,732
Harvest Natural Resources, Inc.*	976	3,026
Isramco, Inc.*	393	36,620
KiOR, Inc., Class A*	19,547	111,613
Knightsbridge Tankers Ltd.	10,560	77,722
Kodiak Oil & Gas Corp.*	123,445	1,097,426
L&L Energy, Inc.*	5,603	19,891
Magnum Hunter Resources Corp.*	63,093	230,289
Matador Resources Co.*	20,843	249,699
Midstates Petroleum Co., Inc.*	14,008	75,783
Miller Energy Resources, Inc.*	17,009	68,036
Nordic American Tankers Ltd.	25,095	189,969
Northern Oil and Gas, Inc.*	31,076	414,554
Oasis Petroleum, Inc.*	1,786	69,422
Panhandle Oil and Gas, Inc., Class A	3,425	97,612
PDC Energy, Inc.*	13,563	698,223
Penn Virginia Corp.*	21,424	100,693
PetroQuest Energy, Inc.*	21,941	86,886
Quicksilver Resources, Inc.*	25,196	42,329
Renewable Energy Group, Inc.*	4,495	63,964
Rentech, Inc.	102,123	214,458
Resolute Energy Corp.*	26,635	212,547
REX American Resources Corp.*	1,101	31,676
Rex Energy Corp.*	17,401	305,910
Rosetta Resources, Inc.*	27,101	1,152,334
Sanchez Energy Corp.*	11,904	273,316
Scorpio Tankers, Inc.	70,153	629,974
SemGroup Corp., Class A	20,480	1,103,053
Ship Finance International Ltd.	22,173	329,047
Solazyme, Inc.*	20,153	236,193
Stone Energy Corp.*	24,134	531,672
Swift Energy Co.*	20,210	242,318
Synergy Resources Corp.*	22,244	162,826
Targa Resources Corp.	13,819	888,976
Teekay Tankers Ltd., Class A	29,755	78,256
Triangle Petroleum Corp.*	14,859	104,162
Uranium Energy Corp.*	19,241	34,441
Ur-Energy, Inc.*	22,486	30,131
VAALCO Energy, Inc.*	24,325	139,139
W&T Offshore, Inc.	15,588	222,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Warren Resources, Inc.*	16,260	$41,463
Western Refining, Inc.	26,094	732,459
Westmoreland Coal Co.*	6,565	73,725
ZaZa Energy Corp.*	25,878	31,054

		22,244,424

Total Energy		35,568,861

Financials (11.8%)
Capital Markets (1.3%)
Apollo Investment Corp.	98,868	765,238
Arlington Asset Investment Corp., Class A	6,147	164,371
BGC Partners, Inc., Class A	54,113	318,726
BlackRock Kelso Capital Corp.	32,953	308,440
Calamos Asset Management, Inc., Class A	11,169	117,274
Capital Southwest Corp.	1,552	213,912
CIFC Corp.*	1,936	14,617
Cohen & Steers, Inc.	7,712	262,054
Cowen Group, Inc., Class A*	61,396	178,048
Diamond Hill Investment Group, Inc.	1,257	106,908
Evercore Partners, Inc., Class A	13,593	533,933
FBR & Co.*	5,707	144,159
Fidus Investment Corp.	5,188	97,067
Fifth Street Finance Corp.	51,093	533,922
Financial Engines, Inc.	20,830	949,640
FXCM, Inc., Class A	14,587	239,373
GAMCO Investors, Inc., Class A	3,097	171,605
Garrison Capital, Inc.	970	14,957
GFI Group, Inc.	35,942	140,533
Gladstone Capital Corp.	8,727	71,300
Gladstone Investment Corp.	14,731	108,273
Golub Capital BDC, Inc.	14,646	256,305
Greenhill & Co., Inc.	13,027	595,855
GSV Capital Corp.*	9,106	71,573
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	2,859	33,965
Harris & Harris Group, Inc.*	729	2,216
Hercules Technology Growth Capital, Inc.	25,082	349,643
HFF, Inc., Class A	16,922	300,704
Horizon Technology Finance Corp.	4,183	57,474
ICG Group, Inc.*	17,359	197,893
INTL FCStone, Inc.*	7,488	130,666
Investment Technology Group, Inc.*	18,495	258,560
Janus Capital Group, Inc.	61,505	523,407
JMP Group, Inc.	4,690	31,142
KCAP Financial, Inc.	14,548	163,810
Knight Capital Group, Inc., Class A*	83,574	300,031
Ladenburg Thalmann Financial Services, Inc.*	81,347	134,222
Main Street Capital Corp.	14,575	403,582
Manning & Napier, Inc.	5,559	98,728
MCG Capital Corp.	33,577	174,936
Medallion Financial Corp.	3,843	53,456
Medley Capital Corp.	14,418	195,796

MVC Capital, Inc.	13,105	$164,992
New Mountain Finance Corp.	10,931	154,783
NGP Capital Resources Co.	15,085	92,471
Oppenheimer Holdings, Inc., Class A	4,040	76,922
PennantPark Floating Rate Capital Ltd.	1,856	26,244
PennantPark Investment Corp.	27,829	307,510
Piper Jaffray Cos., Inc.*	7,299	230,721
Prospect Capital Corp.	105,844	1,143,115
Pzena Investment Management, Inc., Class A	10,115	65,950
Safeguard Scientifics, Inc.*	9,257	148,575
Solar Capital Ltd.	19,538	451,132
Solar Senior Capital Ltd.	3,676	67,675
Stellus Capital Investment Corp.	2,371	35,684
Stifel Financial Corp.*	28,726	1,024,656
SWS Group, Inc.*	12,066	65,760
TCP Capital Corp.	10,232	171,591
THL Credit, Inc.	11,398	173,136
TICC Capital Corp.	19,857	191,024
Triangle Capital Corp.	11,284	310,423
Virtus Investment Partners, Inc.*	2,536	447,021
Walter Investment Management Corp.*	16,457	556,411
Westwood Holdings Group, Inc.	4,091	175,586
WhiteHorse Finance, Inc.	1,332	20,979
WisdomTree Investments, Inc.*	43,132	499,037

		16,389,712

Commercial Banks (3.5%)
1st Source Corp.	6,714	159,525
1st United Bancorp, Inc./Florida	17,749	119,273
Access National Corp.	2,029	26,336
American National Bankshares, Inc.	2,009	46,689
Ameris Bancorp*	4,921	82,919
Ames National Corp.	2,491	56,695
Arrow Financial Corp.	6,761	167,335
BancFirst Corp.	3,256	151,567
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,897	266,374
Bancorp, Inc./Delaware*	13,605	203,939
BancorpSouth, Inc.	43,239	765,330
Bank of Kentucky Financial Corp.	1,855	52,756
Bank of Marin Bancorp/California	1,918	76,720
Bank of the Ozarks, Inc.	14,279	618,709
Banner Corp.	8,210	277,416
Bar Harbor Bankshares	930	33,992
BBCN Bancorp, Inc.	35,276	501,625
BNC Bancorp	2,688	30,697
Boston Private Financial Holdings, Inc.	36,650	389,956
Bridge Bancorp, Inc.	2,649	59,603
Bridge Capital Holdings*	3,407	54,035
Bryn Mawr Bank Corp.	7,559	180,887
BSB Bancorp, Inc./Massachusetts*	16	210

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

C&F Financial Corp.	1,061	$59,130
Camden National Corp.	3,637	129,004
Capital Bank Financial Corp., Class A*	9,054	171,935
Capital City Bank Group, Inc.*	11,203	129,171
Cardinal Financial Corp.	12,913	189,046
Cascade Bancorp*	13,373	83,046
Cathay General Bancorp	36,943	751,790
Center Bancorp, Inc.	3,528	44,770
Centerstate Banks, Inc.	9,604	83,363
Central Pacific Financial Corp.*	11,306	203,508
Century Bancorp, Inc./Massachusetts, Class A	907	31,745
Chemical Financial Corp.	11,935	310,191
Chemung Financial Corp.	320	10,717
Citizens & Northern Corp.	3,739	72,237
City Holding Co.	6,502	253,253
CNB Financial Corp./Pennsylvania	3,532	59,832
CoBiz Financial, Inc.	11,966	99,318
Columbia Banking System, Inc.	23,557	560,892
Community Bank System, Inc.	16,926	522,167
Community Trust Bancorp, Inc.	7,147	254,576
ConnectOne Bancorp, Inc.*	345	10,605
Crescent Financial Bancshares, Inc.*	1,653	7,240
CU Bancorp*	1,682	26,576
Customers Bancorp, Inc.*	4,033	65,536
CVB Financial Corp.	40,648	478,021
Eagle Bancorp, Inc.*	9,598	214,803
Enterprise Bancorp, Inc./Massachusetts	1,469	27,162
Enterprise Financial Services Corp.	5,759	91,914
F.N.B. Corp./Pennsylvania	64,050	773,724
Farmers Capital Bank Corp.*	1,303	28,262
Farmers National Banc Corp.	87	546
Fidelity Southern Corp.*	2,208	27,313
Financial Institutions, Inc.	4,640	85,422
First Bancorp, Inc./Maine	4,857	84,900
First Bancorp/North Carolina	5,435	76,634
First BanCorp/Puerto Rico*	36,762	260,275
First Busey Corp.	16,699	75,146
First Commonwealth Financial Corp.	49,041	361,432
First Community Bancshares, Inc./Virginia	6,290	98,627
First Connecticut Bancorp, Inc./Connecticut	5,892	82,017
First Financial Bancorp	26,788	399,141
First Financial Bankshares, Inc.	14,253	793,322
First Financial Corp./Indiana	4,868	150,859
First Financial Holdings, Inc.	5,600	118,776
First Interstate Bancsystem, Inc.	8,602	178,319
First M&F Corp.	1,431	22,624
First Merchants Corp.	13,028	223,430
First Midwest Bancorp, Inc./Illinois	34,433	472,421
First NBC Bank Holding Co.*	751	18,324
First of Long Island Corp.	2,837	94,160

First Security Group, Inc./Tennessee*	11,530	$25,020
FirstMerit Corp.	76,895	1,540,207
Flushing Financial Corp.	13,901	228,671
FNB United Corp.*	6,044	49,017
German American Bancorp, Inc.	4,152	93,503
Glacier Bancorp, Inc.	32,643	724,348
Great Southern Bancorp, Inc.	6,027	162,488
Guaranty Bancorp	3,468	39,362
Hampton Roads Bankshares, Inc.*	4,272	5,511
Hancock Holding Co.	35,802	1,076,566
Hanmi Financial Corp.*	15,611	275,846
Heartland Financial USA, Inc.	7,193	197,736
Heritage Commerce Corp.*	5,224	36,568
Heritage Financial Corp./Washington	5,136	75,242
Heritage Oaks Bancorp*	4,373	26,981
Home BancShares, Inc./Arkansas	21,132	548,798
Home Federal Bancorp, Inc./Idaho	8,628	109,921
HomeTrust Bancshares, Inc.*	4,904	83,172
Horizon Bancorp/Indiana	2,228	45,473
Hudson Valley Holding Corp.	7,006	118,962
IBERIABANK Corp.	14,312	767,266
Independent Bank Corp./Massachusetts	9,719	335,306
Independent Bank Group, Inc.*	641	19,486
International Bancshares Corp.	24,411	551,200
Intervest Bancshares Corp., Class A*	2,998	20,027
Investors Bancorp, Inc.	22,403	472,255
Lakeland Bancorp, Inc.	13,585	141,692
Lakeland Financial Corp.	6,806	188,867
LCNB Corp.	733	16,390
Macatawa Bank Corp.*	3,980	20,059
MainSource Financial Group, Inc.	10,263	137,832
MB Financial, Inc.	26,703	715,640
Mercantile Bank Corp.	2,170	38,995
Merchants Bancshares, Inc.	1,622	47,963
Metro Bancorp, Inc.*	3,848	77,075
MetroCorp Bancshares, Inc.	4,472	43,647
Middleburg Financial Corp.	1,102	21,048
MidSouth Bancorp, Inc.	7,594	117,935
MidWestOne Financial Group, Inc.	1,488	35,801
National Bank Holdings Corp., Class A	21,387	421,324
National Bankshares, Inc./Virginia	2,414	85,769
National Penn Bancshares, Inc.	57,568	584,891
NBT Bancorp, Inc.	19,828	419,759
NewBridge Bancorp*	4,397	26,338
Northrim BanCorp, Inc.	1,670	40,397
OFG Bancorp	22,780	412,546
Old National Bancorp/Indiana	47,679	659,401
OmniAmerican Bancorp, Inc.*	4,633	102,065
Pacific Continental Corp.	5,600	66,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Pacific Mercantile Bancorp*	16	$92
Pacific Premier Bancorp, Inc.*	2,677	32,713
PacWest Bancorp	17,370	532,391
Palmetto Bancshares, Inc.*	660	8,580
Park National Corp.	5,421	372,911
Park Sterling Corp.*	13,868	81,960
Peapack-Gladstone Financial Corp.	2,161	37,818
Penns Woods Bancorp, Inc.	1,964	82,213
Peoples Bancorp, Inc./Ohio	4,151	87,503
Pinnacle Financial Partners, Inc.*	14,312	367,962
Preferred Bank/California*	2,719	44,809
PrivateBancorp, Inc.	27,501	583,296
Prosperity Bancshares, Inc.	26,202	1,357,002
Renasant Corp.	11,977	291,520
Republic Bancorp, Inc./Kentucky, Class A	6,952	152,388
S&T Bancorp, Inc.	12,860	252,056
Sandy Spring Bancorp, Inc.	10,168	219,832
SCBT Financial Corp.	9,062	456,634
Seacoast Banking Corp. of Florida*	19,694	43,327
Sierra Bancorp	9,454	139,919
Simmons First National Corp., Class A	8,125	211,981
Southside Bancshares, Inc.	7,522	179,625
Southwest Bancorp, Inc./Oklahoma*	10,568	139,498
State Bank Financial Corp.	15,596	234,408
StellarOne Corp.	10,854	213,281
Sterling Bancorp/New York	12,611	146,540
Sterling Financial Corp./Washington	14,390	342,194
Suffolk Bancorp*	5,119	83,644
Sun Bancorp, Inc./New Jersey*	15,403	52,216
Susquehanna Bancshares, Inc.	82,058	1,054,445
SY Bancorp, Inc.	5,874	144,089
Taylor Capital Group, Inc.*	8,903	150,372
Texas Capital Bancshares, Inc.*	17,952	796,351
Tompkins Financial Corp.	5,972	269,875
TowneBank/Virginia	10,938	161,007
Trico Bancshares	5,563	118,659
Tristate Capital Holdings, Inc.*	1,066	14,658
Trustmark Corp.	28,607	703,160
UMB Financial Corp.	14,609	813,283
Umpqua Holdings Corp.	54,237	814,097
Union First Market Bankshares Corp.	9,776	201,288
United Bankshares, Inc./West Virginia	22,656	599,251
United Community Banks, Inc./Georgia*	18,928	235,086
Univest Corp. of Pennsylvania	8,146	155,344
ViewPoint Financial Group, Inc.	15,452	321,556
Virginia Commerce Bancorp, Inc.*	5,593	78,078
Washington Banking Co.	4,695	66,669
Washington Trust Bancorp, Inc.	6,312	180,018
Webster Financial Corp.	37,711	968,419
WesBanco, Inc.	10,185	269,190

West Bancorp, Inc.	3,943	$46,330
Westamerica Bancorp	13,560	619,556
Western Alliance Bancorp*	33,244	526,253
Wilshire Bancorp, Inc.	28,745	190,292
Wintrust Financial Corp.	16,627	636,482
Yadkin Financial Corp.*	2,467	34,637

		42,657,014

Consumer Finance (0.4%)
Cash America International, Inc.	14,260	648,260
Consumer Portfolio Services, Inc.*	3,184	23,371
Credit Acceptance Corp.*	3,378	354,859
DFC Global Corp.*	20,647	285,135
Encore Capital Group, Inc.*	10,306	341,232
EZCORP, Inc., Class A*	23,545	397,440
First Cash Financial Services, Inc.*	12,996	639,533
First Marblehead Corp.*	22,446	26,486
Green Dot Corp., Class A*	11,144	222,323
Imperial Holdings, Inc.*	3,130	21,440
Nelnet, Inc., Class A	11,163	402,873
Netspend Holdings, Inc.*	11,348	181,228
Nicholas Financial, Inc.	2,878	43,515
Portfolio Recovery Associates, Inc.*	7,642	1,174,040
Regional Management Corp.*	1,951	48,775
World Acceptance Corp.*	4,643	403,662

		5,214,172

Diversified Financial Services (0.2%)
California First National Bancorp	2,244	37,026
Gain Capital Holdings, Inc.	5,021	31,682
MarketAxess Holdings, Inc.	16,752	783,156
Marlin Business Services Corp.	3,415	77,794
MicroFinancial, Inc.	53	416
NewStar Financial, Inc.*	12,703	169,204
PHH Corp.*	25,150	512,557
PICO Holdings, Inc.*	10,984	230,225
Resource America, Inc., Class A	2,590	22,015

		1,864,075

Insurance (1.3%)
Ambac Financial Group, Inc.*	18,488	440,569
American Equity Investment Life Holding Co.	28,777	451,799
American Safety Insurance Holdings Ltd.*	3,672	106,304
AMERISAFE, Inc.	8,838	286,263
Amtrust Financial Services, Inc.	13,158	469,741
Argo Group International Holdings Ltd.	14,264	604,664
Baldwin & Lyons, Inc., Class B	5,349	129,874
Citizens, Inc./Texas*	18,631	111,413
CNO Financial Group, Inc.	97,698	1,266,166
Crawford & Co., Class B	8,069	45,348
Donegal Group, Inc., Class A	8,060	112,598
Eastern Insurance Holdings, Inc.	1,603	30,056
eHealth, Inc.*	8,754	198,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

EMC Insurance Group, Inc.	5,355	$140,622
Employers Holdings, Inc.	14,141	345,747
Enstar Group Ltd.*	4,112	546,814
FBL Financial Group, Inc., Class A	4,583	199,406
First American Financial Corp.	50,444	1,111,786
Fortegra Financial Corp.*	1,787	12,277
Global Indemnity plc*	5,740	135,177
Greenlight Capital Reinsurance Ltd., Class A*	13,316	326,642
Hallmark Financial Services, Inc.*	9,729	88,923
HCI Group, Inc.	4,575	140,544
Health Insurance Innovations, Inc., Class A*	970	10,204
Hilltop Holdings, Inc.*	26,537	435,207
Horace Mann Educators Corp.	18,817	458,759
Independence Holding Co.	2,095	24,763
Infinity Property & Casualty Corp.	5,949	355,512
Investors Title Co.	440	31,214
Kansas City Life Insurance Co.	3,681	140,872
Maiden Holdings Ltd.	20,438	229,314
Meadowbrook Insurance Group, Inc.	25,044	201,103
Montpelier Reinsurance Holdings Ltd.	21,898	547,669
National Financial Partners Corp.*	19,974	505,542
National Interstate Corp.	1,304	38,142
National Western Life Insurance Co., Class A	938	178,079
Navigators Group, Inc.*	5,458	311,324
OneBeacon Insurance Group Ltd., Class A	10,436	151,113
Phoenix Cos., Inc.*	3,515	151,145
Platinum Underwriters Holdings Ltd.	15,636	894,692
Primerica, Inc.	24,768	927,314
RLI Corp.	9,243	706,258
Safety Insurance Group, Inc.	5,516	267,581
Selective Insurance Group, Inc.	25,347	583,488
State Auto Financial Corp.	9,823	178,484
Stewart Information Services Corp.	10,609	277,850
Symetra Financial Corp.	35,492	567,517
Tower Group International Ltd.	23,622	484,487
United Fire Group, Inc.	10,333	256,568
Universal Insurance Holdings, Inc.	18,574	131,504

		16,347,329

Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	24,340	600,955
AG Mortgage Investment Trust, Inc. (REIT)	12,621	237,401
Agree Realty Corp. (REIT)	6,044	178,419
Alexander’s, Inc. (REIT)	962	282,549
American Assets Trust, Inc. (REIT)	15,857	489,347
American Capital Mortgage Investment Corp. (REIT)	26,661	479,098

American Realty Capital Properties, Inc. (REIT)	63,768	$973,100
American Residential Properties, Inc. (REIT)*	2,459	42,295
AmREIT, Inc. (REIT)	3,044	58,871
Anworth Mortgage Asset Corp. (REIT)	61,246	342,978
Apollo Commercial Real Estate Finance, Inc. (REIT)	15,391	244,409
Apollo Residential Mortgage, Inc. (REIT)	11,938	196,738
Ares Commercial Real Estate Corp. (REIT)	3,240	41,504
Armada Hoffler Properties, Inc. (REIT)	3,405	40,111
ARMOUR Residential REIT, Inc. (REIT)	169,828	799,890
Ashford Hospitality Trust, Inc. (REIT)	23,507	269,155
Associated Estates Realty Corp. (REIT)	21,580	347,006
Aviv REIT, Inc. (REIT)	5,785	146,303
Campus Crest Communities, Inc. (REIT)	29,071	335,479
CapLease, Inc. (REIT)	38,309	323,328
Capstead Mortgage Corp. (REIT)	41,521	502,404
Cedar Realty Trust, Inc. (REIT)	27,845	144,237
Chambers Street Properties (REIT)	100,519	1,005,190
Chatham Lodging Trust (REIT)	9,162	157,403
Chesapeake Lodging Trust (REIT)	20,011	416,029
Colonial Properties Trust (REIT)	41,995	1,012,919
Colony Financial, Inc. (REIT)	29,303	582,837
Coresite Realty Corp. (REIT)	10,678	339,667
Cousins Properties, Inc. (REIT)	44,295	447,380
CubeSmart (REIT)	57,747	922,797
CyrusOne, Inc. (REIT)	8,573	177,804
CYS Investments, Inc. (REIT)	77,006	709,225
DCT Industrial Trust, Inc. (REIT)	123,955	886,278
DiamondRock Hospitality Co. (REIT)	86,994	810,784
DuPont Fabros Technology, Inc. (REIT)	29,491	712,208
Dynex Capital, Inc. (REIT)	21,829	222,438
EastGroup Properties, Inc. (REIT)	13,022	732,748
Education Realty Trust, Inc. (REIT)	51,703	528,922
Ellington Residential Mortgage REIT (REIT)	1,140	20,349
EPR Properties (REIT)	20,509	1,030,987
Equity One, Inc. (REIT)	27,305	617,912
Excel Trust, Inc. (REIT)	21,364	273,673
FelCor Lodging Trust, Inc. (REIT)*	54,317	321,013
First Industrial Realty Trust, Inc. (REIT)	46,534	705,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

First Potomac Realty Trust (REIT)	24,947	$325,808
Franklin Street Properties Corp. (REIT)	35,846	473,167
GEO Group, Inc. (REIT)	33,616	1,141,263
Getty Realty Corp. (REIT)	12,867	265,704
Gladstone Commercial Corp. (REIT)	4,582	85,408
Glimcher Realty Trust (REIT)	62,071	677,815
Government Properties Income Trust (REIT)	23,364	589,240
Gramercy Property Trust, Inc. (REIT)*	17,716	79,722
Gyrodyne Co. of America, Inc. (REIT)	16	1,144
Healthcare Realty Trust, Inc. (REIT)	39,180	999,090
Hersha Hospitality Trust (REIT)	87,936	495,959
Highwoods Properties, Inc. (REIT)#	35,039	1,247,739
Hudson Pacific Properties, Inc. (REIT)	18,521	394,127
Inland Real Estate Corp. (REIT)	36,162	369,576
Invesco Mortgage Capital, Inc. (REIT)	60,278	998,204
Investors Real Estate Trust (REIT)	41,884	360,202
iStar Financial, Inc. (REIT)*	43,257	488,372
Kite Realty Group Trust (REIT)	37,004	223,134
LaSalle Hotel Properties (REIT)	43,038	1,063,039
Lexington Realty Trust (REIT)	71,050	829,864
LTC Properties, Inc. (REIT)	15,489	604,845
Medical Properties Trust, Inc. (REIT)	64,630	925,502
Monmouth Real Estate Investment Corp. (REIT), Class A	16,373	161,602
MPG Office Trust, Inc. (REIT)*	11,255	35,341
National Health Investors, Inc. (REIT)	11,519	689,527
New Residential Investment Corp. (REIT)	103,393	696,869
New York Mortgage Trust, Inc. (REIT)	22,725	153,848
NorthStar Realty Finance Corp. (REIT)	88,474	805,113
Omega Healthcare Investors, Inc. (REIT)	2,373	73,610
One Liberty Properties, Inc. (REIT)	7,566	166,149
Parkway Properties, Inc./Maryland (REIT)	18,487	309,842
Pebblebrook Hotel Trust (REIT)	27,795	718,501
Pennsylvania Real Estate Investment Trust (REIT)	27,568	520,484
PennyMac Mortgage Investment Trust (REIT)	27,105	570,560

Potlatch Corp. (REIT)	18,864	$762,860
PS Business Parks, Inc. (REIT)	8,147	587,969
RAIT Financial Trust (REIT)	28,523	214,493
Ramco-Gershenson Properties Trust (REIT)	26,976	418,937
Redwood Trust, Inc. (REIT)	36,059	613,003
Resource Capital Corp. (REIT)	56,737	348,933
Retail Opportunity Investments Corp. (REIT)	28,482	395,900
RLJ Lodging Trust (REIT)	55,268	1,242,977
Rouse Properties, Inc. (REIT)	11,095	217,684
Ryman Hospitality Properties (REIT)	18,977	740,293
Sabra Health Care REIT, Inc. (REIT)	16,617	433,870
Saul Centers, Inc. (REIT)	3,422	152,142
Select Income REIT (REIT)	5,732	160,725
Silver Bay Realty Trust Corp. (REIT)	15,008	248,532
Sovran Self Storage, Inc. (REIT)	13,747	890,668
Spirit Realty Capital, Inc. (REIT)	24,430	432,900
STAG Industrial, Inc. (REIT)	16,259	324,367
Strategic Hotels & Resorts, Inc. (REIT)*	86,921	770,120
Summit Hotel Properties, Inc. (REIT)	25,965	245,369
Sun Communities, Inc. (REIT)	16,105	801,385
Sunstone Hotel Investors, Inc. (REIT)*	73,403	886,708
Terreno Realty Corp. (REIT)	6,208	115,034
Two Harbors Investment Corp. (REIT)	7,847	80,432
UMH Properties, Inc. (REIT)	10,826	111,183
Universal Health Realty Income Trust (REIT)	4,890	210,906
Urstadt Biddle Properties, Inc. (REIT), Class A	11,422	230,382
Washington Real Estate Investment Trust (REIT)	30,753	827,563
Western Asset Mortgage Capital Corp. (REIT)	8,016	139,959
Whitestone REIT (REIT)	7,965	125,528
Winthrop Realty Trust (REIT)	13,686	164,643
ZAIS Financial Corp. (REIT)	1,299	23,603

		50,169,499

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	17,435	693,041
Altisource Residential Corp.*	4,689	78,259
AV Homes, Inc.*	8,040	142,549
Consolidated-Tomoka Land Co.	2,953	112,687
Forestar Group, Inc.*	17,118	343,387
Kennedy-Wilson Holdings, Inc.	21,370	355,597
Tejon Ranch Co.*	6,280	178,917
Thomas Properties Group, Inc.	7,945	42,109

		1,946,546

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	39,426	425,012
Bank Mutual Corp.	21,626	121,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

BankFinancial Corp.	5,742	$48,807
BBX Capital Corp., Class A*	1,240	16,008
Beneficial Mutual Bancorp, Inc.*	15,770	132,468
Berkshire Hills Bancorp, Inc.	10,993	305,166
BofI Holding, Inc.*	4,342	198,950
Brookline Bancorp, Inc.	37,634	326,663
Cape Bancorp, Inc.	27	257
Capitol Federal Financial, Inc.	59,802	725,996
Charter Financial Corp./Maryland	4,419	44,544
Clifton Savings Bancorp, Inc.	8,479	100,476
Dime Community Bancshares, Inc.	14,790	226,583
Doral Financial Corp.*	60,091	49,876
ESB Financial Corp.	3,984	48,326
ESSA Bancorp, Inc.	7,280	79,789
EverBank Financial Corp.	33,588	556,217
Farmer Mac, Class C	3,865	111,621
First Defiance Financial Corp.	2,887	65,102
First Federal Bancshares of Arkansas, Inc.*	937	7,402
First Financial Northwest, Inc.	3,605	37,168
First PacTrust Bancorp, Inc.	2,825	38,364
Flagstar Bancorp, Inc.*	8,676	121,117
Fox Chase Bancorp, Inc.	8,989	152,813
Franklin Financial Corp./Virginia	5,432	97,830
Heritage Financial Group, Inc.	18	266
Hingham Institution for Savings	371	25,183
Home Bancorp, Inc.*	1,625	30,063
Home Loan Servicing Solutions Ltd.	24,649	590,837
HomeStreet, Inc.	4,756	102,016
Kearny Financial Corp.*	11,743	123,184
Meridian Interstate Bancorp, Inc.*	4,562	85,902
Meta Financial Group, Inc.	859	22,575
MGIC Investment Corp.*	143,725	872,411
NASB Financial, Inc.*	917	23,998
Nationstar Mortgage Holdings, Inc.*	427	15,987
Northfield Bancorp, Inc./New Jersey	24,239	284,081
Northwest Bancshares, Inc.	44,133	596,237
OceanFirst Financial Corp.	6,613	102,832
Ocwen Financial Corp.*	2,413	99,464
Oritani Financial Corp.	23,740	372,243
PennyMac Financial Services, Inc., Class A*	2,386	50,750
Peoples Federal Bancshares, Inc.	16	289
Provident Financial Holdings, Inc.	2,524	40,081
Provident Financial Services, Inc.	28,257	445,895
Provident New York Bancorp	8,374	78,213
Radian Group, Inc.	77,667	902,491
Rockville Financial, Inc.	14,443	188,914
Roma Financial Corp.*	8,821	160,189
SI Financial Group, Inc.	16	177

Simplicity Bancorp, Inc.	53	$769
Territorial Bancorp, Inc.	4,540	102,649
Tree.com, Inc.	2,136	36,611
TrustCo Bank Corp./New York	46,378	252,296
United Community Financial Corp./Ohio*	6,576	30,578
United Financial Bancorp, Inc.	7,649	115,882
Walker & Dunlop, Inc.*	3,180	55,650
Waterstone Financial, Inc.*	1,767	17,953
Westfield Financial, Inc.	14,441	101,087
WSFS Financial Corp.	3,465	181,531

		10,147,810

Total Financials		144,736,157

Health Care (6.3%)
Biotechnology (1.9%)
ACADIA Pharmaceuticals, Inc.*	29,217	530,289
Achillion Pharmaceuticals, Inc.*	41,399	338,644
Acorda Therapeutics, Inc.*	18,542	611,701
Aegerion Pharmaceuticals, Inc.*	13,365	846,539
Alkermes plc*	2,734	78,411
Alnylam Pharmaceuticals, Inc.*	25,451	789,236
AMAG Pharmaceuticals, Inc.*	8,973	199,649
Amicus Therapeutics, Inc.*	6,205	14,458
Anacor Pharmaceuticals, Inc.*	4,996	27,928
Arena Pharmaceuticals, Inc.*	98,876	761,345
ArQule, Inc.*	26,820	62,222
Array BioPharma, Inc.*	46,308	210,238
Astex Pharmaceuticals*	38,359	157,655
AVEO Pharmaceuticals, Inc.*	13,792	34,480
Biospecifics Technologies Corp.*	62	967
Biotime, Inc.*	18,901	74,848
Cell Therapeutics, Inc.*	21,559	22,637
Celldex Therapeutics, Inc.*	36,573	570,905
Cepheid, Inc.*	29,995	1,032,428
Chelsea Therapeutics International Ltd.*	13,137	30,215
ChemoCentryx, Inc.*	9,412	133,086
Chimerix, Inc.*	2,233	54,128
Clovis Oncology, Inc.*	6,442	431,485
Codexis, Inc.*	1,010	2,232
Coronado Biosciences, Inc.*	4,441	38,193
Cubist Pharmaceuticals, Inc.*	1,466	70,808
Curis, Inc.*	35,236	112,403
Cytokinetics, Inc.*	13,510	156,311
Cytori Therapeutics, Inc.*	32,661	75,120
Dendreon Corp.*	70,359	289,879
Durata Therapeutics, Inc.*	2,611	18,799
Dyax Corp.*	55,487	191,985
Dynavax Technologies Corp.*	81,496	89,646
Emergent Biosolutions, Inc.*	10,736	154,813
Enanta Pharmaceuticals, Inc.*	1,116	19,764
Enzon Pharmaceuticals, Inc.	11,985	23,970
Epizyme, Inc.*	956	26,892
Exact Sciences Corp.*	30,439	423,406
Exelixis, Inc.*	83,656	379,798
Fibrocell Science, Inc.*	2,944	18,017
Galena Biopharma, Inc.*	16,492	36,612
Genomic Health, Inc.*	9,721	308,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Geron Corp.*	57,584	$86,376
GTx, Inc.*	16,384	108,134
Halozyme Therapeutics, Inc.*	36,734	291,668
Hyperion Therapeutics, Inc.*	2,653	58,366
Idenix Pharmaceuticals, Inc.*	35,527	128,252
ImmunoGen, Inc.*	38,887	645,135
Immunomedics, Inc.*	35,757	194,518
Infinity Pharmaceuticals, Inc.*	20,645	335,481
Insmed, Inc.*	11,443	136,858
Insys Therapeutics, Inc.*	1,023	14,158
Intercept Pharmaceuticals, Inc.*	3,718	166,715
InterMune, Inc.*	32,028	308,109
Ironwood Pharmaceuticals, Inc.*	37,630	374,418
Isis Pharmaceuticals, Inc.*	51,209	1,375,986
KaloBios Pharmaceuticals, Inc.*	1,634	9,248
Keryx Biopharmaceuticals, Inc.*	36,983	276,263
KYTHERA Biopharmaceuticals, Inc.*	4,308	116,531
Lexicon Pharmaceuticals, Inc.*	95,259	206,712
Ligand Pharmaceuticals, Inc., Class B*	9,531	356,650
MannKind Corp.*	67,016	435,604
MEI Pharma, Inc.*	1,726	12,306
Merrimack Pharmaceuticals, Inc.*	38,588	259,697
MiMedx Group, Inc.*	34,361	242,589
Momenta Pharmaceuticals, Inc.*	20,381	306,938
Nanosphere, Inc.*	8,043	24,692
Neurocrine Biosciences, Inc.*	27,031	361,675
NewLink Genetics Corp.*	8,837	174,266
Novavax, Inc.*	62,245	127,602
NPS Pharmaceuticals, Inc.*	45,136	681,554
OncoGenex Pharmaceutical, Inc.*	3,080	30,184
Opko Health, Inc.*	59,296	421,002
Orexigen Therapeutics, Inc.*	37,306	218,240
Osiris Therapeutics, Inc.*	13,795	138,916
OvaScience, Inc.*	1,612	22,133
PDL BioPharma, Inc.	61,627	475,760
Peregrine Pharmaceuticals, Inc.*	27,185	35,069
Pharmacyclics, Inc.*	1,219	96,874
Portola Pharmaceuticals, Inc.*	3,622	88,993
Progenics Pharmaceuticals, Inc.*	15,715	70,089
Prothena Corp. plc*	2,184	28,195
Puma Biotechnology, Inc.*	9,172	406,962
Raptor Pharmaceutical Corp.*	17,185	160,680
Receptos, Inc.*	1,728	34,370
Regulus Therapeutics, Inc.*	4,191	41,114
Repligen Corp.*	6,439	53,057
Rigel Pharmaceuticals, Inc.*	37,471	125,153
Sangamo BioSciences, Inc.*	22,947	179,216
Sarepta Therapeutics, Inc.*	13,304	506,217
Seattle Genetics, Inc.*	2,269	71,383
SIGA Technologies, Inc.*	10,737	30,493
Spectrum Pharmaceuticals, Inc.	29,013	216,437
Stemline Therapeutics, Inc.*	3,808	90,783
Sunesis Pharmaceuticals, Inc.*	12,128	63,187
Synageva BioPharma Corp.*	7,344	308,448
Synergy Pharmaceuticals, Inc.*	33,018	142,638
Synta Pharmaceuticals Corp.*	23,255	116,042

Targacept, Inc.*	6,756	$28,848
Tesaro, Inc.*	5,670	185,636
Tetraphase Pharmaceuticals, Inc.*	2,063	14,503
Theravance, Inc.*	1,351	52,054
Threshold Pharmaceuticals, Inc.*	22,129	116,399
Trius Therapeutics, Inc.*	18,619	151,186
Vanda Pharmaceuticals, Inc.*	18,384	148,543
Verastem, Inc.*	3,595	49,899
Vical, Inc.*	41,713	130,562
XOMA Corp.*	21,093	76,568
ZIOPHARM Oncology, Inc.*	28,550	59,955

		22,452,684

Health Care Equipment & Supplies (1.7%)
Abaxis, Inc.	9,927	471,632
ABIOMED, Inc.*	15,767	339,937
Accuray, Inc.*	31,737	182,170
Align Technology, Inc.*	32,793	1,214,653
Alphatec Holdings, Inc.*	37,954	77,806
Analogic Corp.	5,961	434,140
AngioDynamics, Inc.*	10,455	117,932
Anika Therapeutics, Inc.*	2,408	40,936
Antares Pharma, Inc.*	51,344	213,591
ArthroCare Corp.*	12,467	430,485
AtriCure, Inc.*	4,109	39,035
Atrion Corp.	609	133,194
Biolase, Inc.*	6,089	21,799
Cantel Medical Corp.	8,657	293,213
Cardiovascular Systems, Inc.*	8,495	180,094
Cerus Corp.*	20,465	90,455
CONMED Corp.	13,753	429,644
CryoLife, Inc.	5,366	33,591
Cutera, Inc.*	2,711	23,857
Cyberonics, Inc.*	12,727	661,295
Cynosure, Inc., Class A*	8,632	224,264
Derma Sciences, Inc.*	2,673	35,685
DexCom, Inc.*	30,606	687,105
Endologix, Inc.*	26,448	351,229
EnteroMedics, Inc.*	244	278
Exactech, Inc.*	4,811	95,017
GenMark Diagnostics, Inc.*	13,689	141,544
Globus Medical, Inc., Class A*	22,867	385,538
Greatbatch, Inc.*	9,983	327,343
Haemonetics Corp.*	22,332	923,428
HeartWare International, Inc.*	7,346	698,678
ICU Medical, Inc.*	5,749	414,273
Insulet Corp.*	24,048	755,348
Integra LifeSciences Holdings Corp.*	9,256	339,047
Invacare Corp.	13,731	197,177
MAKO Surgical Corp.*	16,813	202,597
Masimo Corp.	24,243	513,952
Medical Action Industries, Inc.*	2,555	19,673
Meridian Bioscience, Inc.	18,898	406,307
Merit Medical Systems, Inc.*	17,787	198,325
Natus Medical, Inc.*	13,149	179,484
Navidea Biopharmaceuticals, Inc.*	48,845	130,416
Neogen Corp.*	10,395	577,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NuVasive, Inc.*	19,393	$480,752
NxStage Medical, Inc.*	24,749	353,416
OraSure Technologies, Inc.*	25,304	98,180
Orthofix International N.V.*	8,418	226,444
PhotoMedex, Inc.*	9,226	147,062
Quidel Corp.*	12,503	319,202
Rochester Medical Corp.*	2,158	31,787
Rockwell Medical, Inc.*	14,847	53,598
RTI Biologics, Inc.*	14,826	55,746
Solta Medical, Inc.*	13,913	31,722
Spectranetics Corp.*	15,994	298,768
STAAR Surgical Co.*	16,862	171,149
STERIS Corp.	26,093	1,118,868
SurModics, Inc.*	7,243	144,932
Symmetry Medical, Inc.*	15,954	134,333
TearLab Corp.*	13,297	141,214
Thoratec Corp.*	23,802	745,241
Tornier N.V.*	10,875	190,312
Unilife Corp.*	36,396	115,375
Utah Medical Products, Inc.	641	34,806
Vascular Solutions, Inc.*	7,110	104,588
Volcano Corp.*	24,451	443,297
West Pharmaceutical Services, Inc.	16,606	1,166,738
Wright Medical Group, Inc.*	18,950	496,679
Zeltiq Aesthetics, Inc.*	3,488	22,288

		20,360,210

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	15,278	505,243
Accretive Health, Inc.*	23,233	251,149
Addus HomeCare Corp.*	1,048	20,688
Air Methods Corp.	17,612	596,695
Alliance HealthCare Services, Inc.*	904	14,139
Almost Family, Inc.	1,693	32,167
Amedisys, Inc.*	16,500	191,730
AMN Healthcare Services, Inc.*	24,322	348,291
Amsurg Corp.*	15,401	540,575
Assisted Living Concepts, Inc., Class A*	9,181	109,805
Bio-Reference Labs, Inc.*	10,134	291,352
BioScrip, Inc.*	24,027	396,446
Capital Senior Living Corp.*	14,096	336,894
Centene Corp.*	24,571	1,288,995
Chemed Corp.	8,441	611,382
Chindex International, Inc.*	7,968	129,241
Corvel Corp.*	7,717	225,877
Cross Country Healthcare, Inc.*	5,525	28,509
Emeritus Corp.*	16,870	391,047
Ensign Group, Inc.	8,461	297,996
ExamWorks Group, Inc.*	13,414	284,779
Five Star Quality Care, Inc.*	15,135	84,907
Gentiva Health Services, Inc.*	12,933	128,813
Hanger, Inc.*	16,610	525,374
HealthSouth Corp.*	38,963	1,122,134
Healthways, Inc.*	16,032	278,636
IPC The Hospitalist Co., Inc.*	7,732	397,116
Kindred Healthcare, Inc.*	24,585	322,801
Landauer, Inc.	4,510	217,878
LHC Group, Inc.*	7,222	141,407

Magellan Health Services, Inc.*	12,499	$700,944
Molina Healthcare, Inc.*	12,078	449,060
MWI Veterinary Supply, Inc.*	5,668	698,524
National Healthcare Corp.	4,609	220,310
National Research Corp., Class A*	6,783	122,094
National Research Corp., Class B	73	2,551
Owens & Minor, Inc.	28,054	949,067
PharMerica Corp.*	11,904	164,989
Providence Service Corp.*	6,053	176,082
Select Medical Holdings Corp.	21,435	175,767
Skilled Healthcare Group, Inc., Class A*	14,022	93,667
Team Health Holdings, Inc.*	29,346	1,205,240
Triple-S Management Corp., Class B*	10,145	217,813
U.S. Physical Therapy, Inc.	6,974	192,761
Universal American Corp.	14,200	126,238
USMD Holdings, Inc.*	152	4,498
Vanguard Health Systems, Inc.*	14,653	303,903
WellCare Health Plans, Inc.*	19,008	1,055,894

		16,971,468

Health Care Technology (0.4%)
athenahealth, Inc.*	16,416	1,390,763
Computer Programs & Systems, Inc.	5,066	248,943
Greenway Medical Technologies*	8,935	110,258
HealthStream, Inc.*	8,386	212,334
HMS Holdings Corp.*	40,284	938,617
MedAssets, Inc.*	26,899	477,188
Medidata Solutions, Inc.*	11,065	856,984
Merge Healthcare, Inc.*	34,636	124,690
Omnicell, Inc.*	13,772	283,015
Quality Systems, Inc.	17,513	327,668
Vocera Communications, Inc.*	7,768	114,190

		5,084,650

Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc.*	2,968	24,100
Affymetrix, Inc.*	30,159	133,906
Albany Molecular Research, Inc.*	8,878	105,382
Cambrex Corp.*	10,469	146,252
Fluidigm Corp.*	12,227	213,483
Furiex Pharmaceuticals, Inc.*	2,342	79,792
Harvard Bioscience, Inc.*	5,155	24,383
Luminex Corp.*	18,065	372,320
NeoGenomics, Inc.*	5,763	22,937
Pacific Biosciences of California, Inc.*	12,531	31,578
PAREXEL International Corp.*	26,442	1,214,745
Sequenom, Inc.*	51,448	216,596

		2,585,474

Pharmaceuticals (0.7%)
AcelRx Pharmaceuticals, Inc.*	12,051	111,713
Acura Pharmaceuticals, Inc.*	2,588	4,866
Akorn, Inc.*	27,812	376,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Alimera Sciences, Inc.*	3,168	$15,460
Ampio Pharmaceuticals, Inc.*	5,415	31,245
Auxilium Pharmaceuticals, Inc.*	21,676	360,472
AVANIR Pharmaceuticals, Inc., Class A*	59,350	273,010
BioDelivery Sciences International, Inc.*	6,001	24,364
Cadence Pharmaceuticals, Inc.*	30,420	207,464
Cempra, Inc.*	2,656	20,797
Corcept Therapeutics, Inc.*	13,269	22,955
Cornerstone Therapeutics, Inc.*	7,156	57,248
Cumberland Pharmaceuticals, Inc.*	39	199
Depomed, Inc.*	26,608	149,271
Endocyte, Inc.*	14,295	187,693
Forest Laboratories, Inc. (Contingent Value Shares)*†(b)	3,800	—
Hi-Tech Pharmacal Co., Inc.	4,554	151,193
Horizon Pharma, Inc.*	10,102	24,851
Impax Laboratories, Inc.*	32,531	648,994
Jazz Pharmaceuticals plc*	925	63,575
Lannett Co., Inc.*	8,209	97,769
Medicines Co.*	25,872	795,823
Nektar Therapeutics*	55,164	637,144
Omeros Corp.*	12,665	63,832
Omthera Pharmaceuticals, Inc.*	6,128	81,502
Optimer Pharmaceuticals, Inc.*	20,682	299,269
Pacira Pharmaceuticals, Inc.*	12,949	375,521
Pernix Therapeutics Holdings*	3,066	11,068
Pozen, Inc.*	7,610	38,126
Questcor Pharmaceuticals, Inc.	24,055	1,093,540
Repros Therapeutics, Inc.*	7,060	130,257
Sagent Pharmaceuticals, Inc.*	9,687	203,233
Santarus, Inc.*	24,879	523,703
Sciclone Pharmaceuticals, Inc.*	26,725	132,556
Sucampo Pharmaceuticals, Inc., Class A*	13,852	91,146
Supernus Pharmaceuticals, Inc.*	2,924	18,801
TherapeuticsMD, Inc.*	16,674	50,522
ViroPharma, Inc.*	30,732	880,472
Vivus, Inc.*	44,382	558,326
XenoPort, Inc.*	24,759	122,557
Zogenix, Inc.*	13,938	23,834

		8,960,389

Total Health Care		76,414,875

Industrials (7.3%)
Aerospace & Defense (0.8%)
AAR Corp.	18,541	407,531
Aerovironment, Inc.*	5,145	103,826
American Science & Engineering, Inc.	3,681	206,136
API Technologies Corp.*	7,054	19,751
Astronics Corp.*	4,923	201,203
CPI Aerostructures, Inc.*	32	347
Cubic Corp.	7,948	382,299
Curtiss-Wright Corp.	20,243	750,206
DigitalGlobe, Inc.*	31,516	977,311
Ducommun, Inc.*	2,047	43,519
Engility Holdings, Inc.*	6,946	197,405
Erickson Air-Crane, Inc.*	745	14,013

Esterline Technologies Corp.*	13,501	$975,987
GenCorp, Inc.*	26,331	428,142
HEICO Corp.	23,661	1,191,805
Hexcel Corp.*	2,216	75,455
Innovative Solutions & Support, Inc.	1,846	11,814
KEYW Holding Corp.*	14,012	185,659
Kratos Defense & Security Solutions, Inc.*	19,624	127,164
LMI Aerospace, Inc.*	2,636	49,399
Moog, Inc., Class A*	21,683	1,117,325
National Presto Industries, Inc.	2,095	150,903
Orbital Sciences Corp.*	28,104	488,167
Sparton Corp.*	1,929	33,256
Taser International, Inc.*	24,772	211,057
Teledyne Technologies, Inc.*	16,837	1,302,342

		9,652,022

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	10,920	72,181
Atlas Air Worldwide Holdings, Inc.*	12,736	557,327
Echo Global Logistics, Inc.*	6,589	128,420
Forward Air Corp.	12,980	496,874
Hub Group, Inc., Class A*	17,427	634,691
Pacer International, Inc.*	14,503	91,514
Park-Ohio Holdings Corp.*	3,077	101,480
UTi Worldwide, Inc.	37,012	609,588
XPO Logistics, Inc.*	6,222	112,556

		2,804,631

Airlines (0.4%)
Alaska Air Group, Inc.*	1,587	82,524
Allegiant Travel Co.	6,389	677,170
Hawaiian Holdings, Inc.*	15,100	92,261
JetBlue Airways Corp.*	114,313	720,172
Republic Airways Holdings, Inc.*	22,044	249,758
SkyWest, Inc.	24,335	329,496
Spirit Airlines, Inc.*	26,109	829,483
U.S. Airways Group, Inc.*	75,997	1,247,871

		4,228,735

Building Products (0.3%)
A.O. Smith Corp.	1,966	71,326
AAON, Inc.	7,906	261,530
American Woodmark Corp.*	2,017	69,990
Apogee Enterprises, Inc.	11,162	267,888
Builders FirstSource, Inc.*	16,921	101,188
Gibraltar Industries, Inc.*	13,525	196,924
Griffon Corp.	20,175	226,969
Insteel Industries, Inc.	7,878	138,023
NCI Building Systems, Inc.*	8,276	126,540
Nortek, Inc.*	3,683	237,296
Patrick Industries, Inc.*	2,190	45,530
PGT, Inc.*	7,643	66,265
Ply Gem Holdings, Inc.*	3,091	62,005
Quanex Building Products Corp.	16,469	277,338
Simpson Manufacturing Co., Inc.	19,006	559,157
Trex Co., Inc.*	7,662	363,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Forest Products, Inc.	8,157	$325,627
USG Corp.*	35,802	825,236

		4,222,700

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	2,027	34,358
ABM Industries, Inc.	24,280	595,103
ACCO Brands Corp.*	49,571	315,272
Acorn Energy, Inc.	3,735	31,523
ARC Document Solutions, Inc.*	8,046	32,184
Brink’s Co.	23,464	598,567
Casella Waste Systems, Inc., Class A*	8,043	34,665
CECO Environmental Corp.	1,815	22,324
Cenveo, Inc.*	15,875	33,814
CompX International, Inc.	305	4,258
Consolidated Graphics, Inc.*	4,075	191,566
Courier Corp.	6,252	89,279
Deluxe Corp.	23,443	812,300
EnerNOC, Inc.*	14,207	188,385
Ennis, Inc.	9,926	171,620
G&K Services, Inc., Class A	9,304	442,870
Healthcare Services Group, Inc.	30,016	735,992
Heritage-Crystal Clean, Inc.*	7,506	109,663
Herman Miller, Inc.	28,270	765,269
HNI Corp.	20,768	749,102
InnerWorkings, Inc.*	16,084	174,511
Interface, Inc.	25,823	438,216
Intersections, Inc.	2,948	25,854
Kimball International, Inc., Class B	16,174	157,050
Knoll, Inc.	23,559	334,773
McGrath RentCorp	11,482	392,225
Metalico, Inc.*	819	983
Mine Safety Appliances Co.	12,695	590,952
Mobile Mini, Inc.*	17,152	568,589
Multi-Color Corp.	3,216	97,573
NL Industries, Inc.	5,919	66,885
Performant Financial Corp.*	6,621	76,737
Quad/Graphics, Inc.	10,596	255,364
Schawk, Inc.	6,683	87,748
Standard Parking Corp.*	8,214	176,272
Steelcase, Inc., Class A	37,395	545,219
Swisher Hygiene, Inc.*	72,265	62,141
Team, Inc.*	9,250	350,112
Tetra Tech, Inc.*	27,827	654,213
TMS International Corp., Class A	2,766	41,020
TRC Cos., Inc.*	3,338	23,366
U.S. Ecology, Inc.	8,047	220,810
UniFirst Corp.	6,532	596,045
United Stationers, Inc.	18,653	625,808
Viad Corp.	8,629	211,583
West Corp.	8,651	191,533

		12,923,696

Construction & Engineering (0.5%)
Aegion Corp.*	17,723	398,945
Ameresco, Inc., Class A*	8,124	73,197
Argan, Inc.	4,436	69,202
Comfort Systems USA, Inc.	16,181	241,420
Dycom Industries, Inc.*	17,378	402,127

EMCOR Group, Inc.	31,154	$1,266,410
Furmanite Corp.*	9,217	61,662
Granite Construction, Inc.	18,902	562,524
Great Lakes Dredge & Dock Corp.	26,392	206,385
Layne Christensen Co.*	9,422	183,823
MasTec, Inc.*	28,202	927,846
Michael Baker Corp.	2,293	62,163
MYR Group, Inc.*	9,779	190,202
Northwest Pipe Co.*	2,824	78,790
Orion Marine Group, Inc.*	8,074	97,615
Pike Electric Corp.	7,994	98,326
Primoris Services Corp.	17,309	341,333
Sterling Construction Co., Inc.*	3,390	30,713
Tutor Perini Corp.*	14,765	267,099

		5,559,782

Electrical Equipment (0.8%)
Acuity Brands, Inc.	19,321	1,459,122
American Superconductor Corp.*	20,342	53,703
AZZ, Inc.	11,743	452,810
Belden, Inc.	21,390	1,068,003
Brady Corp., Class A	22,804	700,767
Capstone Turbine Corp.*	169,025	197,759
Coleman Cable, Inc.	1,792	32,364
Encore Wire Corp.	8,594	293,055
EnerSys, Inc.	20,987	1,029,202
Enphase Energy, Inc.*	4,428	34,228
Franklin Electric Co., Inc.	21,180	712,707
FuelCell Energy, Inc.*	31,488	39,990
Generac Holdings, Inc.	22,118	818,587
General Cable Corp.	20,610	633,758
Global Power Equipment Group, Inc.	7,261	117,047
GrafTech International Ltd.*	48,070	349,950
II-VI, Inc.*	23,712	385,557
LSI Industries, Inc.	3,925	31,753
Polypore International, Inc.*	19,150	771,745
Powell Industries, Inc.*	3,374	174,267
Power Solutions International, Inc.*	389	13,067
PowerSecure International, Inc.*	3,691	55,476
Preformed Line Products Co.	1,985	131,625
Revolution Lighting Technologies, Inc.*	5,948	23,792
Thermon Group Holdings, Inc.*	11,258	229,663
Vicor Corp.*	10,874	74,487

		9,884,484

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	16,383	491,163

Machinery (1.7%)
Accuride Corp.*	23,392	118,363
Actuant Corp., Class A	33,189	1,094,241
Alamo Group, Inc.	2,930	119,603
Albany International Corp., Class A	13,623	449,287
Altra Holdings, Inc.	11,503	314,952
American Railcar Industries, Inc.	4,816	161,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Ampco-Pittsburgh Corp.	2,079	$39,023
Astec Industries, Inc.	9,026	309,502
Barnes Group, Inc.	24,408	731,996
Blount International, Inc.*	21,978	259,780
Briggs & Stratton Corp.	21,697	429,601
Chart Industries, Inc.*	13,970	1,314,437
CIRCOR International, Inc.	8,328	423,562
CLARCOR, Inc.	23,410	1,222,236
Columbus McKinnon Corp.*	9,783	208,574
Commercial Vehicle Group, Inc.*	10,920	81,463
Douglas Dynamics, Inc.	6,664	86,499
Dynamic Materials Corp.	3,960	65,380
Eastern Co.	25	400
Energy Recovery, Inc.*	18,295	75,558
EnPro Industries, Inc.*	9,954	505,265
ESCO Technologies, Inc.	12,111	392,154
ExOne Co.*	1,254	77,397
Federal Signal Corp.*	36,086	315,752
Flow International Corp.*	12,662	46,723
FreightCar America, Inc.	3,385	57,511
Global Brass & Copper Holdings, Inc.*	1,482	19,622
Gorman-Rupp Co.	7,152	227,720
Graham Corp.	2,471	74,204
Greenbrier Cos., Inc.*	12,374	301,554
Hardinge, Inc.	2,319	34,275
Hurco Cos., Inc.	1,307	37,602
Hyster-Yale Materials Handling, Inc.	6,091	382,454
John Bean Technologies Corp.	11,330	238,043
Kadant, Inc.	4,037	121,796
Kaydon Corp.	15,389	423,967
L.B. Foster Co., Class A	4,277	184,638
Lindsay Corp.	5,977	448,155
Lydall, Inc.*	5,057	73,832
Manitex International, Inc.*	2,171	23,772
Meritor, Inc.*	45,571	321,276
Met-Pro Corp.	8,246	110,826
Middleby Corp.*	8,288	1,409,706
Miller Industries, Inc.	2,335	35,912
Mueller Industries, Inc.	12,145	612,472
Mueller Water Products, Inc., Class A	70,612	487,929
NN, Inc.	3,617	41,270
Omega Flex, Inc.	3,487	51,852
PMFG, Inc.*	7,526	52,080
Proto Labs, Inc.*	7,121	462,651
RBC Bearings, Inc.*	10,847	563,502
Rexnord Corp.*	13,172	221,948
Standex International Corp.	5,993	316,131
Sun Hydraulics Corp.	10,025	313,582
Tecumseh Products Co., Class A*	3,225	35,249
Tennant Co.	8,388	404,889
Titan International, Inc.	22,319	376,522
Trimas Corp.*	16,063	598,829
Twin Disc, Inc.	3,111	73,731
Wabash National Corp.*	28,526	290,395
Watts Water Technologies, Inc., Class A	13,813	626,281

Woodward, Inc.	31,225	$1,249,000
Xerium Technologies, Inc.*	2,050	20,869

		20,169,179

Marine (0.0%)
Genco Shipping & Trading Ltd.*	147	240
International Shipholding Corp.	3,941	91,943
Matson, Inc.	17,288	432,200
Ultrapetrol Bahamas Ltd.*	3,247	9,254

		533,637

Professional Services (0.7%)
Acacia Research Corp.	21,544	481,508
Advisory Board Co.*	15,598	852,431
Barrett Business Services, Inc.	3,152	164,566
CBIZ, Inc.*	16,433	110,265
CDI Corp.	3,862	54,686
Corporate Executive Board Co.	15,584	985,221
CRA International, Inc.*	2,508	46,323
Dolan Co.*	837	1,364
Exponent, Inc.	6,694	395,682
Franklin Covey Co.*	2,735	36,813
FTI Consulting, Inc.*	20,163	663,161
GP Strategies Corp.*	4,407	104,975
Heidrick & Struggles International, Inc.	6,623	110,737
Huron Consulting Group, Inc.*	10,692	494,398
ICF International, Inc.*	8,324	262,289
Insperity, Inc.	10,185	308,606
Kelly Services, Inc., Class A	13,209	230,761
Kforce, Inc.	13,102	191,289
Korn/Ferry International*	22,654	424,536
Mistras Group, Inc.*	4,371	76,842
National Technical Systems, Inc.*	1,127	15,767
Navigant Consulting, Inc.*	21,190	254,280
Odyssey Marine Exploration, Inc.*	34,011	100,673
On Assignment, Inc.*	19,989	534,106
Pendrell Corp.*	75,367	197,462
Resources Connection, Inc.	20,784	241,094
RPX Corp.*	13,638	229,118
TrueBlue, Inc.*	18,802	395,782
VSE Corp.	3,059	125,633
WageWorks, Inc.*	10,676	367,788

		8,458,156

Road & Rail (0.3%)
Amerco, Inc.	261	42,256
Arkansas Best Corp.	8,792	201,776
Avis Budget Group, Inc.*	2,514	72,277
Celadon Group, Inc.	8,722	159,177
Genesee & Wyoming, Inc., Class A*	6,529	553,920
Heartland Express, Inc.	21,465	297,720
Knight Transportation, Inc.	27,290	459,018
Marten Transport Ltd.	8,789	137,716
Old Dominion Freight Line, Inc.*	1,804	75,082
Patriot Transportation Holding, Inc.*	4,218	126,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Quality Distribution, Inc.*	6,774	$59,882
Roadrunner Transportation Systems, Inc.*	6,218	173,109
Saia, Inc.*	11,162	334,510
Swift Transportation Co.*	39,509	653,479
Universal Truckload Services, Inc.*	1,908	46,002
Werner Enterprises, Inc.	19,789	478,300
YRC Worldwide, Inc.*	1,896	54,510

		3,925,443

Trading Companies & Distributors (0.5%)
Aceto Corp.	15,092	210,232
Aircastle Ltd.	29,433	470,634
Applied Industrial Technologies, Inc.	20,161	974,381
Beacon Roofing Supply, Inc.*	22,963	869,838
BlueLinx Holdings, Inc.*	7,837	16,849
CAI International, Inc.*	7,024	165,556
DXP Enterprises, Inc.*	3,998	266,267
Edgen Group, Inc.*	11,811	75,354
H&E Equipment Services, Inc.	13,730	289,291
Houston Wire & Cable Co.	7,899	109,322
Kaman Corp.	12,109	418,487
Rush Enterprises, Inc., Class A*	14,169	350,683
TAL International Group, Inc.*	14,662	638,823
Textainer Group Holdings Ltd.	9,013	346,460
Titan Machinery, Inc.*	7,576	148,717
Watsco, Inc.	11,397	956,892

		6,307,786

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	16,919	314,186

Total Industrials		89,475,600

Information Technology (8.9%)
Communications Equipment (1.0%)
ADTRAN, Inc.	29,110	716,397
Alliance Fiber Optic Products, Inc.	1,051	21,031
Anaren, Inc.*	6,894	158,148
ARRIS Group, Inc.*	50,705	727,617
Aruba Networks, Inc.*	51,154	785,725
Aviat Networks, Inc.*	31,284	81,964
Bel Fuse, Inc., Class B	2,552	34,324
Black Box Corp.	7,496	189,799
CalAmp Corp.*	15,865	231,629
Calix, Inc.*	16,707	168,741
Ciena Corp.*	45,446	882,561
Comtech Telecommunications Corp.	7,878	211,839
Digi International, Inc.*	5,749	53,868
Emulex Corp.*	37,804	246,482
Extreme Networks, Inc.*	30,476	105,142
Finisar Corp.*	43,405	735,715
Globecomm Systems, Inc.*	7,943	100,400
Harmonic, Inc.*	53,622	340,500
Infinera Corp.*	53,338	569,116
InterDigital, Inc.	18,598	830,401
Ixia*	22,294	410,210
KVH Industries, Inc.*	6,477	86,209

NETGEAR, Inc.*	17,975	$548,957
Numerex Corp., Class A*	2,608	29,105
Oclaro, Inc.*	655	773
Oplink Communications, Inc.*	4,862	84,453
Parkervision, Inc.*	17,713	80,594
PC-Tel, Inc.	3,676	31,173
Plantronics, Inc.	19,851	871,856
Procera Networks, Inc.*	5,033	69,103
Ruckus Wireless, Inc.*	18,415	235,896
ShoreTel, Inc.*	14,461	58,278
Sonus Networks, Inc.*	91,232	274,608
Symmetricom, Inc.*	9,260	41,577
Tellabs, Inc.	164,040	324,799
Tessco Technologies, Inc.	1,094	28,882
Ubiquiti Networks, Inc.	8,151	142,969
ViaSat, Inc.*	17,296	1,235,972
Westell Technologies, Inc., Class A*	38,834	92,813

		11,839,626

Computers & Peripherals (0.3%)
3D Systems Corp.*	14,330	629,087
Avid Technology, Inc.*	11,701	68,802
Cray, Inc.*	16,563	325,297
Datalink Corp.*	3,055	32,505
Electronics for Imaging, Inc.*	22,436	634,714
Fusion-io, Inc.*	31,583	449,742
Hutchinson Technology, Inc.*	4,507	21,318
Imation Corp.*	13,093	55,383
Immersion Corp.*	5,819	77,102
Intermec, Inc.*	27,534	270,659
QLogic Corp.*	42,594	407,199
Quantum Corp.*	102,058	139,820
Silicon Graphics International Corp.*	14,718	196,927
STEC, Inc.*	14,715	98,885
Super Micro Computer, Inc.*	10,297	109,560
Synaptics, Inc.*	14,807	570,958

		4,087,958

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	4,719	37,233
Agilysys, Inc.*	2,981	33,656
Anixter International, Inc.*	12,413	941,030
Audience, Inc.*	3,243	42,840
Badger Meter, Inc.	6,753	300,846
Benchmark Electronics, Inc.*	27,268	548,087
Checkpoint Systems, Inc.*	17,310	245,629
Cognex Corp.	20,231	914,846
Coherent, Inc.	11,374	626,366
CTS Corp.	14,930	203,645
Daktronics, Inc.	13,122	134,632
DTS, Inc.*	9,018	185,590
Echelon Corp.*	959	2,024
Electro Rent Corp.	9,318	156,449
Electro Scientific Industries, Inc.	11,851	127,517
Fabrinet*	11,844	165,816
FARO Technologies, Inc.*	7,844	265,284
FEI Co.	17,551	1,281,048
Gerber Scientific, Inc. (Escrow Shares)*†(b)	21,501	—
GSI Group, Inc.*	13,312	107,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Insight Enterprises, Inc.*	21,356	$378,855
InvenSense, Inc.*	24,453	376,087
Itron, Inc.*	16,335	693,094
Kemet Corp.*	18,739	77,017
Littelfuse, Inc.	10,545	786,762
Maxwell Technologies, Inc.*	12,084	86,401
Measurement Specialties, Inc.*	6,186	287,835
Mercury Systems, Inc.*	14,122	130,205
Mesa Laboratories, Inc.	508	27,498
Methode Electronics, Inc.	14,657	249,316
MTS Systems Corp.	6,851	387,767
Multi-Fineline Electronix, Inc.*	6,580	97,450
Navarre Corp.*	7,006	19,337
Neonode, Inc.*	5,081	30,232
Newport Corp.*	15,794	220,010
OSI Systems, Inc.*	9,494	611,603
Park Electrochemical Corp.	9,407	225,862
PC Connection, Inc.	3,463	53,503
Plexus Corp.*	17,271	516,230
Power-One, Inc.*	37,335	235,957
RadiSys Corp.*	10,206	49,091
RealD, Inc.*	19,553	271,787
Richardson Electronics Ltd.	2,576	30,242
Rofin-Sinar Technologies, Inc.*	14,313	356,966
Rogers Corp.*	7,686	363,702
Sanmina Corp.*	36,480	523,488
ScanSource, Inc.*	13,070	418,240
SYNNEX Corp.*	11,526	487,319
TTM Technologies, Inc.*	23,731	199,340
Uni-Pixel, Inc.*	2,055	30,229
Universal Display Corp.*	18,984	533,640
Viasystems Group, Inc.*	4,325	49,867
Vishay Precision Group, Inc.*	2,550	38,607
Zygo Corp.*	8,364	132,235

		15,295,340

Internet Software & Services (1.5%)
Active Network, Inc.*	29,022	219,697
Angie’s List, Inc.*	17,761	471,555
Bankrate, Inc.*	21,029	301,976
Bazaarvoice, Inc.*	19,842	186,912
Blucora, Inc.*	18,208	337,576
Brightcove, Inc.*	5,515	48,311
Carbonite, Inc.*	2,516	31,173
ChannelAdvisor Corp.*	1,210	19,033
comScore, Inc.*	16,447	401,142
Constant Contact, Inc.*	13,284	213,474
Cornerstone OnDemand, Inc.*	17,653	764,198
CoStar Group, Inc.*	12,395	1,599,823
Dealertrack Technologies, Inc.*	20,615	730,389
Demand Media, Inc.*	16,740	100,440
Demandware, Inc.*	6,243	264,766
Dice Holdings, Inc.*	20,476	188,584
Digital River, Inc.*	18,183	341,295
E2open, Inc.*	3,312	57,960
EarthLink, Inc.	52,650	326,956
eGain Corp.*	2,479	23,848
Envestnet, Inc.*	9,409	231,461
ExactTarget, Inc.*	18,216	614,244
Global Eagle Entertainment, Inc.*	1,237	12,444

Internap Network Services Corp.*	22,496	$186,042
IntraLinks Holdings, Inc.*	18,948	137,562
j2 Global, Inc.	21,654	920,512
Keynote Systems, Inc.	3,717	73,448
Limelight Networks, Inc.*	55,257	124,328
Liquidity Services, Inc.*	10,392	360,291
LivePerson, Inc.*	23,271	208,392
LogMeIn, Inc.*	10,678	261,184
Marchex, Inc., Class B	4,550	27,391
Marin Software, Inc.*	1,819	18,627
Market Leader, Inc.*	4,849	51,884
Marketo, Inc.*	1,399	34,793
Millennial Media, Inc.*	13,511	117,681
Monster Worldwide, Inc.*	54,171	265,980
Move, Inc.*	18,073	231,696
Net Element International, Inc.*	351	1,822
NIC, Inc.	28,235	466,725
OpenTable, Inc.*	11,340	725,193
Perficient, Inc.*	14,742	196,658
QuinStreet, Inc.*	18,595	160,475
RealNetworks, Inc.*	17,656	133,479
Reis, Inc.*	1,403	25,941
Responsys, Inc.*	15,939	228,087
SciQuest, Inc.*	8,933	223,772
Shutterstock, Inc.*	1,614	90,029
Spark Networks, Inc.*	3,428	28,967
SPS Commerce, Inc.*	6,112	336,160
Stamps.com, Inc.*	6,400	252,096
support.com, Inc.*	19,514	89,179
Synacor, Inc.*	131	406
TechTarget, Inc.*	3,673	16,418
Travelzoo, Inc.*	4,709	128,367
Trulia, Inc.*	9,965	309,812
United Online, Inc.	39,049	295,991
Unwired Planet, Inc.*	18,151	35,394
ValueClick, Inc.*	37,092	915,431
VistaPrint N.V.*	15,941	787,007
Vocus, Inc.*	5,580	58,702
Web.com Group, Inc.*	18,227	466,611
WebMD Health Corp.*	15,989	469,597
XO Group, Inc.*	5,428	60,794
Xoom Corp.*	1,534	35,159
Yelp, Inc.*	12,404	431,287
Zillow, Inc., Class A*	8,706	490,148
Zix Corp.*	12,609	53,336

		18,020,111

IT Services (1.0%)
Acxiom Corp.*	33,109	750,912
Blackhawk Network Holdings, Inc.*	2,196	50,947
CACI International, Inc., Class A*	11,477	728,675
Cardtronics, Inc.*	21,449	591,992
Cass Information Systems, Inc.	4,535	209,063
CIBER, Inc.*	35,833	119,682
Computer Task Group, Inc.	5,292	121,557
Convergys Corp.	50,530	880,738
CSG Systems International, Inc.*	15,738	341,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares		Value (Note 1)

EPAM Systems, Inc.*	9,228		$250,817
Euronet Worldwide, Inc.*	22,692		722,967
EVERTEC, Inc.*	12,135		266,606
ExlService Holdings, Inc.*	14,034		414,845
Forrester Research, Inc.	6,456		236,871
Global Cash Access Holdings, Inc.*	29,109		182,222
Hackett Group, Inc.	5,192		26,946
Heartland Payment Systems, Inc.	17,420		648,895
Higher One Holdings, Inc.*	14,904		173,483
iGATE Corp.*	15,806		259,535
Lionbridge Technologies, Inc.*	27,505		79,764
ManTech International Corp., Class A	11,480		299,858
MAXIMUS, Inc.	16,187		1,205,608
ModusLink Global Solutions, Inc.*	16,673		53,020
MoneyGram International, Inc.*	8,104		183,556
Planet Payment, Inc.*	7,480		20,645
PRGX Global, Inc.*	5,346		29,350
Sapient Corp.*	52,157		681,170
ServiceSource International, Inc.*	24,664		229,868
Sykes Enterprises, Inc.*	19,524		307,698
Syntel, Inc.	6,711		421,921
TeleTech Holdings, Inc.*	11,158		261,432
Unisys Corp.*	20,226		446,388
Virtusa Corp.*	9,065		200,880
WEX, Inc.*	17,347		1,330,515

			12,729,941

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	17,031		296,510
Alpha & Omega Semiconductor Ltd.*	6,742		51,509
Ambarella, Inc.*	3,646		61,362
Amkor Technology, Inc.*	19,371		81,552
ANADIGICS, Inc.*	16,624		36,573
Applied Micro Circuits Corp.*	30,144		265,267
ASML Holding N.V.	—	@	1
ATMI, Inc.*	12,898		305,038
Axcelis Technologies, Inc.*	41,597		75,707
Brooks Automation, Inc.	30,779		299,480
Cabot Microelectronics Corp.*	11,551		381,298
Cavium, Inc.*	23,237		821,893
CEVA, Inc.*	10,322		199,834
Cirrus Logic, Inc.*	28,365		492,416
Cohu, Inc.	4,812		60,150
Cypress Semiconductor Corp.*	60,345		647,502
Diodes, Inc.*	17,402		451,930
DSP Group, Inc.*	4,350		36,148
Entegris, Inc.*	66,554		624,942
Entropic Communications, Inc.*	42,085		179,703
Exar Corp.*	16,992		183,004
First Solar, Inc.*	8,847		395,726
FormFactor, Inc.*	12,807		86,447
GSI Technology, Inc.*	15,513		98,042
GT Advanced Technologies, Inc.*	60,312		250,295
Hittite Microwave Corp.*	13,670		792,860

Inphi Corp.*	8,929		$98,219
Integrated Device Technology, Inc.*	67,026		532,186
Integrated Silicon Solution, Inc.*	6,332		69,399
Intermolecular, Inc.*	3,190		23,191
International Rectifier Corp.*	31,437		658,291
Intersil Corp., Class A	57,758		451,668
IXYS Corp.	12,769		141,225
Kopin Corp.*	15,156		56,229
Lattice Semiconductor Corp.*	51,261		259,893
LTX-Credence Corp.*	22,385		134,086
MA-COM Technology Solutions Holdings, Inc.*	6,708		97,937
MaxLinear, Inc., Class A*	4,601		32,207
Micrel, Inc.	23,169		228,910
Microsemi Corp.*	41,496		944,034
Mindspeed Technologies, Inc.*	9,437		30,576
MKS Instruments, Inc.	22,558		598,689
Monolithic Power Systems, Inc.	15,757		379,901
MoSys, Inc.*	8,890		35,738
Nanometrics, Inc.*	11,608		170,289
NeoPhotonics Corp.*	15,988		138,936
NVE Corp.*	1,512		70,792
OmniVision Technologies, Inc.*	27,436		511,681
PDF Solutions, Inc.*	9,135		168,358
Peregrine Semiconductor Corp.*	5,476		59,743
Pericom Semiconductor Corp.*	4,748		33,806
Photronics, Inc.*	25,329		204,152
PLX Technology, Inc.*	13,909		66,207
PMC-Sierra, Inc.*	82,790		525,716
Power Integrations, Inc.	14,025		568,854
Rambus, Inc.*	50,745		435,900
RF Micro Devices, Inc.*	134,813		721,250
Rubicon Technology, Inc.*	5,532		44,311
Rudolph Technologies, Inc.*	11,942		133,750
Semtech Corp.*	30,668		1,074,300
Sigma Designs, Inc.*	8,076		40,784
Silicon Image, Inc.*	36,747		214,970
Spansion, Inc., Class A*	24,051		301,118
SunEdison, Inc.*	104,871		856,796
SunPower Corp.*	18,153		375,767
Supertex, Inc.	2,076		49,637
Tessera Technologies, Inc.	22,244		462,675
TriQuint Semiconductor, Inc.*	78,456		543,700
Ultra Clean Holdings, Inc.*	13,000		78,650
Ultratech, Inc.*	11,948		438,731
Veeco Instruments, Inc.*	18,668		661,221
Volterra Semiconductor Corp.*	11,754		165,966

			21,065,628

Software (2.1%)
Accelrys, Inc.*	24,954		209,614
ACI Worldwide, Inc.*	18,056		839,243
Actuate Corp.*	23,186		153,955
Advent Software, Inc.*	14,312		501,779
American Software, Inc., Class A	5,595		48,621
Aspen Technology, Inc.*	42,479		1,222,970
AVG Technologies N.V.*	10,060		195,667
Blackbaud, Inc.	21,570		702,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Bottomline Technologies (de), Inc.*	16,378	$414,200
BroadSoft, Inc.*	12,110	334,236
Callidus Software, Inc.*	7,442	49,043
CommVault Systems, Inc.*	20,011	1,518,635
Comverse, Inc.*	10,035	298,642
Cyan, Inc.*	1,410	14,735
Digimarc Corp.	1,430	29,701
Ebix, Inc.	13,461	124,649
Ellie Mae, Inc.*	11,692	269,851
Envivio, Inc.*	671	1,355
EPIQ Systems, Inc.	13,854	186,613
ePlus, Inc.	1,295	77,558
Exa Corp.*	67	690
Fair Isaac Corp.	16,050	735,571
FalconStor Software, Inc.*	2,029	2,780
FleetMatics Group plc*	6,796	225,831
Glu Mobile, Inc.*	11,568	25,450
Guidance Software, Inc.*	4,482	39,173
Guidewire Software, Inc.*	18,074	760,012
Imperva, Inc.*	8,602	387,434
Infoblox, Inc.*	21,198	620,253
Interactive Intelligence Group, Inc.*	6,616	341,386
Jive Software, Inc.*	16,805	305,347
Manhattan Associates, Inc.*	9,764	753,390
Mentor Graphics Corp.	42,400	828,920
MicroStrategy, Inc., Class A*	4,109	357,319
Mitek Systems, Inc.*	4,409	25,484
Model N, Inc.*	1,561	36,465
Monotype Imaging Holdings, Inc.	17,944	455,957
NetScout Systems, Inc.*	18,031	420,844
Pegasystems, Inc.	8,294	274,697
Progress Software Corp.*	28,577	657,557
Proofpoint, Inc.*	9,934	240,701
PROS Holdings, Inc.*	9,874	295,726
PTC, Inc.*	53,614	1,315,151
QAD, Inc., Class A	1,258	14,442
QLIK Technologies, Inc.*	39,055	1,104,085
Qualys, Inc.*	2,938	47,361
Rally Software Development Corp.*	1,368	33,954
RealPage, Inc.*	17,975	329,661
Rosetta Stone, Inc.*	8,494	125,202
Sapiens International Corp. N.V.	3,161	18,144
SeaChange International, Inc.*	14,196	166,235
Silver Spring Networks, Inc.*	1,100	27,434
Sourcefire, Inc.*	13,086	726,927
SS&C Technologies Holdings, Inc.*	24,895	819,045
Synchronoss Technologies, Inc.*	11,982	369,884
Take-Two Interactive Software, Inc.*	36,420	545,207
Tangoe, Inc.*	13,710	211,545
TeleCommunication Systems, Inc., Class A*	8,057	18,773
Telenav, Inc.*	12,221	63,916
TiVo, Inc.*	59,827	661,088
Tyler Technologies, Inc.*	14,879	1,019,955

Ultimate Software Group, Inc.*	12,505	$1,466,711
VASCO Data Security International, Inc.*	17,088	142,001
Verint Systems, Inc.*	22,835	809,957
VirnetX Holding Corp.*	17,997	359,760
Vringo, Inc.*	13,215	41,892

		25,422,919

Total Information Technology		108,461,523

Materials (2.5%)
Chemicals (1.2%)
A. Schulman, Inc.	14,915	400,020
ADA-ES, Inc.*	2,032	85,588
American Pacific Corp.*	1,084	30,731
American Vanguard Corp.	12,734	298,358
Arabian American Development Co.*	4,115	35,800
Axiall Corp.	31,910	1,358,728
Balchem Corp.	14,137	632,631
Calgon Carbon Corp.*	28,294	471,944
Chase Corp.	1,330	29,739
Chemtura Corp.*	44,797	909,379
Ferro Corp.*	36,504	253,703
Flotek Industries, Inc.*	24,113	432,587
FutureFuel Corp.	4,080	57,814
GSE Holding, Inc.*	1,466	8,488
H.B. Fuller Co.	22,688	857,833
Hawkins, Inc.	1,928	75,944
Innophos Holdings, Inc.	9,748	459,813
Innospec, Inc.	11,561	464,521
Intrepid Potash, Inc.	22,374	426,225
KMG Chemicals, Inc.	1,608	33,929
Koppers Holdings, Inc.	9,039	345,109
Kraton Performance Polymers, Inc.*	15,730	333,476
Landec Corp.*	5,385	71,136
LSB Industries, Inc.*	8,611	261,860
Minerals Technologies, Inc.	17,294	714,934
Olin Corp.	37,933	907,357
OM Group, Inc.*	14,157	437,734
OMNOVA Solutions, Inc.*	18,257	146,239
Penford Corp.*	1,471	19,697
PolyOne Corp.	44,786	1,109,797
Quaker Chemical Corp.	6,482	401,949
Sensient Technologies Corp.	22,647	916,524
Stepan Co.	7,791	433,257
Taminco Corp.*	3,095	63,107
Tredegar Corp.	11,188	287,532
Zep, Inc.	10,945	173,259
Zoltek Cos., Inc.*	9,905	127,874

		14,074,616

Construction Materials (0.1%)
Eagle Materials, Inc.	7,094	470,119
Headwaters, Inc.*	34,114	301,568
Texas Industries, Inc.*	10,965	714,260
United States Lime & Minerals, Inc.*	395	20,639
US Concrete, Inc.*	2,474	40,623

		1,547,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.1%)
AEP Industries, Inc.*	872	$64,868
Berry Plastics Group, Inc.*	23,713	523,346
Boise, Inc.	46,453	396,709
Graphic Packaging Holding Co.*	87,278	675,532
Myers Industries, Inc.	11,733	176,112
UFP Technologies, Inc.*	1,013	19,834

		1,856,401

Metals & Mining (0.7%)
A.M. Castle & Co.*	3,468	54,656
AK Steel Holding Corp.*	55,566	168,921
Allied Nevada Gold Corp.*	43,149	279,605
AMCOL International Corp.	12,774	404,808
Century Aluminum Co.*	26,494	245,864
Coeur Mining, Inc.*	45,578	606,187
Commercial Metals Co.	47,910	707,631
General Moly, Inc.*	31,177	58,301
Globe Specialty Metals, Inc.	30,484	331,361
Gold Resource Corp.	6,915	60,230
Golden Star Resources Ltd.*	4,533	1,904
Handy & Harman Ltd.*	1,095	19,579
Haynes International, Inc.	6,096	291,816
Hecla Mining Co.	143,553	427,788
Horsehead Holding Corp.*	25,167	322,389
Kaiser Aluminum Corp.	8,763	542,780
Materion Corp.	9,877	267,568
McEwen Mining, Inc.*	5,190	8,719
Midway Gold Corp.*	26,481	24,972
Molycorp, Inc.*	51,401	318,686
Noranda Aluminum Holding Corp.	12,230	39,503
Olympic Steel, Inc.	1,864	45,668
Paramount Gold and Silver Corp.*	32,543	38,726
RTI International Metals, Inc.*	15,031	416,509
Schnitzer Steel Industries, Inc., Class A	11,508	269,057
Stillwater Mining Co.*	53,541	575,030
SunCoke Energy, Inc.*	32,535	456,141
U.S. Silica Holdings, Inc.	8,916	185,274
Universal Stainless & Alloy Products, Inc.*	1,439	42,422
Walter Energy, Inc.	25,947	269,849
Worthington Industries, Inc.	25,104	796,048

		8,277,992

Paper & Forest Products (0.4%)
Boise Cascade Co.*	3,719	94,500
Buckeye Technologies, Inc.	18,849	698,167
Clearwater Paper Corp.*	9,943	467,918
Deltic Timber Corp.	4,781	276,437
KapStone Paper and Packaging Corp.	18,303	735,414
Louisiana-Pacific Corp.*	63,205	934,802
Neenah Paper, Inc.	6,922	219,912
P.H. Glatfelter Co.	21,812	547,481
Resolute Forest Products, Inc.*	34,404	453,101
Schweitzer-Mauduit International, Inc.	13,922	694,429

Wausau Paper Corp.	23,009	$262,303

		5,384,464

Total Materials		31,140,682

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	32,195	265,287
Atlantic Tele-Network, Inc.	3,870	192,184
Cbeyond, Inc.*	17,698	138,752
Cincinnati Bell, Inc.*	91,866	281,110
Cogent Communications Group, Inc.	21,796	613,557
Consolidated Communications Holdings, Inc.	16,702	290,782
Fairpoint Communications, Inc.*	9,137	76,294
General Communication, Inc., Class A*	16,551	129,594
Hawaiian Telcom Holdco, Inc.*	6,466	162,685
HickoryTech Corp.	2,920	31,040
IDT Corp., Class B	5,221	97,581
inContact, Inc.*	25,574	210,218
Iridium Communications, Inc.*	28,337	219,895
Lumos Networks Corp.	11,254	192,443
magicJack VocalTec Ltd.*	3,726	52,872
Neutral Tandem, Inc.	6,495	37,346
ORBCOMM, Inc.*	7,483	33,599
Premiere Global Services, Inc.*	22,887	276,246
Primus Telecommunications Group, Inc.	7,320	87,401
Towerstream Corp.*	24,395	62,207
Vonage Holdings Corp.*	66,070	186,978

		3,638,071

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	8,918	55,381
Leap Wireless International, Inc.*	11,018	74,151
NII Holdings, Inc.*	71,387	476,151
NTELOS Holdings Corp.	11,943	196,582
Shenandoah Telecommunications Co.	9,775	163,047
USA Mobility, Inc.	6,985	94,787

		1,060,099

Total Telecommunication Services		4,698,170

Utilities (1.7%)
Electric Utilities (0.8%)
ALLETE, Inc.	17,502	872,475
Cleco Corp.	27,552	1,279,239
El Paso Electric Co.	18,364	648,433
Empire District Electric Co.	18,702	417,242
IDACORP, Inc.	24,076	1,149,870
MGE Energy, Inc.	10,479	573,830
Otter Tail Corp.	16,551	470,048
PNM Resources, Inc.	37,190	825,246
Portland General Electric Co.	34,216	1,046,667
UIL Holdings Corp.	22,377	855,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Unitil Corp.	4,661	$134,610
UNS Energy Corp.	18,329	819,856

		9,093,436

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,224	217,494
Delta Natural Gas Co., Inc.	1,369	29,091
Laclede Group, Inc.	14,075	642,665
New Jersey Resources Corp.	18,526	769,385
Northwest Natural Gas Co.	12,447	528,749
Piedmont Natural Gas Co., Inc.	34,639	1,168,720
South Jersey Industries, Inc.	15,045	863,733
Southwest Gas Corp.	20,933	979,455
WGL Holdings, Inc.	23,869	1,031,618

		6,230,910

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	71	93
Atlantic Power Corp.	54,988	216,653
Dynegy, Inc.*	40,695	917,672
Genie Energy Ltd., Class B*	2,826	25,858
Ormat Technologies, Inc.	5,345	125,714

		1,285,990

Multi-Utilities (0.2%)
Avista Corp.	27,262	736,619
Black Hills Corp.	19,441	947,749
NorthWestern Corp.	17,249	688,235

		2,372,603

Water Utilities (0.1%)
American States Water Co.	8,691	466,446
Artesian Resources Corp., Class A	1,739	38,745
Cadiz, Inc.*	142	653
California Water Service Group	19,753	385,381
Connecticut Water Service, Inc.	2,182	62,623
Consolidated Water Co., Ltd.	3,215	36,747
Middlesex Water Co.	3,366	67,051
Pure Cycle Corp.*	2,854	15,954
SJW Corp.	4,883	127,935
York Water Co.	2,640	50,239

		1,251,774

Total Utilities		20,234,713

Total Common Stocks (51.2%) (Cost $458,759,929)		624,875,670

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $51,688)	2,834	56,283

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15 (b)	$4,800	$4,464

Total Financials		4,464

Total Corporate Bonds		4,464

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,464

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	6,802	1,156

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	6,286	880

Total Investments (51.2%) (Cost $458,816,417)		624,938,453
Other Assets Less Liabilities (48.8%)		595,889,898

Net Assets (100%)		$1,220,828,351

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $349,334.
@	Shares are less than 0.5.
(b)	Illiquid security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	6,135	September-13	$596,163,348	$597,978,450	$1,815,102

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$89,398,234	$827,306	$—	$90,225,540
Consumer Staples	23,919,549	—	—	23,919,549
Energy	35,568,861	—	—	35,568,861
Financials	144,736,157	—	—	144,736,157
Health Care	76,414,875	—	—	76,414,875
Industrials	89,475,600	—	—	89,475,600
Information Technology	108,461,523	—	—	108,461,523
Materials	31,140,682	—	—	31,140,682
Telecommunication Services	4,698,170	—	—	4,698,170
Utilities	20,234,713	—	—	20,234,713
Corporate Bonds
Financials	—	4,464	—	4,464
Futures	1,815,102	—	—	1,815,102
Investment Companies
Investment Companies	56,283	—	—	56,283
Rights
Consumer Discretionary	1,156	—	—	1,156
Warrants
Energy	—	880	—	880

Total Assets	$625,920,905	$832,650	$—	$626,753,555

Total Liabilities	$—	$—	$—	$—

Total	$625,920,905	$832,650	$—	$626,753,555

(a)	A security with a market value of $827,306 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,815,102	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,815,102

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	95,843,644	—	—	95,843,644
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$95,843,644	$—	$—	$95,843,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(10,702,969)	—	—	(10,702,969)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(10,702,969)	$—	$—	$(10,702,969)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $582,443,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(1,103,866)	$1,103,866	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,916,380
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,809,103

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,361,147
Aggregate gross unrealized depreciation	(33,764,665)

Net unrealized appreciation	$162,596,482

Federal income tax cost of investments	$462,341,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $458,816,417)	$624,938,453
Cash	570,215,268
Cash held as collateral at broker	29,861,500
Receivable for securities sold	33,082,193
Dividends, interest and other receivables	827,287
Receivable from Separate Accounts for Trust shares sold	121,545
Other assets	16,218

Total assets	1,259,062,464

LIABILITIES
Payable for securities purchased	36,156,768
Due to broker for futures variation margin	1,103,866
Investment management fees payable	452,689
Payable to Separate Accounts for Trust shares redeemed	215,739
Administrative fees payable	158,910
Accrued expenses	146,141

Total liabilities	38,234,113

NET ASSETS	$1,220,828,351

Net assets were comprised of:
Paid in capital	$927,429,308
Accumulated undistributed net investment income (loss)	1,155,199
Accumulated undistributed net realized gain (loss) on investments and futures	124,306,706
Net unrealized appreciation (depreciation) on investments and futures	167,937,138

Net assets	$1,220,828,351

Class IA
Net asset value, offering and redemption price per share, $1,387 / 105 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.25

Class K
Net asset value, offering and redemption price per share, $1,220,826,964 / 92,054,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,091 foreign withholding tax)	$4,376,045
Interest	275,317

Total income	4,651,362

EXPENSES
Investment management fees	2,656,891
Administrative fees	933,979
Custodian fees	86,202
Printing and mailing expenses	64,146
Professional fees	32,725
Trustees’ fees	16,062
Distribution fees - Class IA	38
Miscellaneous	11,755

Total expenses	3,801,798

NET INVESTMENT INCOME (LOSS)	849,564

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	23,584,161
Futures	95,843,644

Net realized gain (loss)	119,427,805

Change in unrealized appreciation (depreciation) on:
Securities	59,797,304
Futures	(10,702,969)

Net change in unrealized appreciation (depreciation)	49,094,335

NET REALIZED AND UNREALIZED GAIN (LOSS)	168,522,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,371,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$849,564	$3,473,370
Net realized gain (loss) on investments and futures	119,427,805	95,880,636
Net change in unrealized appreciation (depreciation) on investments and futures	49,094,335	62,991,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,371,704	162,345,369

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(178)
Class K	—	(4,246,407)

	—	(4,246,585)

Distributions from net realized capital gains
Class IA	—	(107)
Class K	—	(886,538)

	—	(886,645)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(5,133,230)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25 shares, respectively ]	—	285
Capital shares repurchased [ (11,468) and 0 shares, respectively ]	(140,651)	—

Total Class IA transactions	(140,651)	285

Class K
Capital shares sold [ 142,489 and 8,971,648 shares, respectively ]	1,818,852	94,410,477
Capital shares issued in reinvestment of dividends and distributions [ 0 and 447,972 shares, respectively ]	—	5,132,945
Capital shares repurchased [ (4,024,641) and (20,675,114) shares, respectively ]	(50,881,831)	(222,950,369)

Total Class K transactions	(49,062,979)	(123,406,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,203,630)	(123,406,662)

TOTAL INCREASE (DECREASE) IN NET ASSETS	120,168,074	33,805,477
NET ASSETS:
Beginning of period	1,100,660,277	1,066,854,800

End of period (a)	$1,220,828,351	$1,100,660,277

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,155,199	$305,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			August 28, 2009* to December 31, 2009
Class IA			2012	2011	2010
Net asset value, beginning of period	$11.47		$9.95	$12.05	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.01 (e)	0.01 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.81		1.53	(1.47)	2.41	0.51

Total from investment operations	1.78		1.54	(1.46)	2.44	0.53

Less distributions:
Dividends from net investment income	—		(0.01)	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		(0.01)	(0.63)	(0.89)	—

Total dividends and distributions	—		(0.02)	(0.64)	(0.91)	(0.01)

Net asset value, end of period	$13.25		$11.47	$9.95	$12.05	$10.52

Total return (b)	15.52%		15.52%	(11.99)%	23.97%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1		$133	$115	$1,249,913	$756,227
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.90%		0.90%	0.60%	0.62%	0.65%
Before reimbursements (a)(f)	0.90%		0.90%	0.63%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	(0.43)%		0.08%	0.05%	0.24%	0.50%
Before reimbursements (a)(f)	(0.43)%		0.08%	0.02%	0.21%	0.50%
Portfolio turnover rate	10%		17%	24%	23%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$11.47	$9.95	$9.73

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	1.78	1.53	0.22

Total from investment operations	1.79	1.57	0.23

Less distributions:
Dividends from net investment income	—	(0.05)	(0.01)

Total dividends and distributions	—	(0.05)	(0.01)

Net asset value, end of period	$13.26	$11.47	$9.95

Total return (b)	15.61%	15.82%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,220,827	$1,100,528	$1,066,740
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.65%	0.65%	0.62%
Before reimbursements (a)(f)	0.65%	0.65%	0.62%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.14%	0.33%	0.20%
Before reimbursements (a)(f)	0.14%	0.33%	0.21%
Portfolio turnover rate	10%	17%	24%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Government Securities	30.3%
Exchange Traded Funds	10.7
Financials	6.8
Information Technology	4.7
Consumer Discretionary	4.2
Health Care	4.2
Industrials	3.9
Consumer Staples	3.9
Energy	3.3
Materials	1.7
Telecommunication Services	1.3
Utilities	1.2
Cash and Other	23.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,059.30	$6.13
Hypothetical (5% average return before expenses)	1,000.00	1,018.84	6.01

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	1,800	$68,875
BorgWarner, Inc.*	1,660	143,009
Bridgestone Corp.	5,900	201,069
Cie Generale des Etablissements Michelin	1,648	147,370
Continental AG	992	132,481
Delphi Automotive plc	4,113	208,488
Denso Corp.	4,400	206,957
GKN plc	14,677	67,259
Goodyear Tire & Rubber Co.*	3,360	51,374
Johnson Controls, Inc.	9,555	341,973
Koito Manufacturing Co., Ltd.	1,000	19,107
NGK Spark Plug Co., Ltd.	2,000	40,048
NHK Spring Co., Ltd.	1,000	11,595
NOK Corp.	900	14,310
Nokian Renkaat Oyj	1,010	41,162
Pirelli & C. S.p.A.	2,143	24,812
Stanley Electric Co., Ltd.	1,300	25,324
Sumitomo Rubber Industries Ltd.	1,500	24,531
Toyoda Gosei Co., Ltd.	600	14,707
Toyota Boshoku Corp.	600	8,651
Toyota Industries Corp.	1,500	61,404
Yokohama Rubber Co., Ltd.	2,000	20,105

		1,874,611

Automobiles (0.6%)
Bayerische Motoren Werke (BMW) AG	2,984	260,935
Bayerische Motoren Werke (BMW) AG (Preference)	543	37,128
Daihatsu Motor Co., Ltd.	2,000	37,911
Daimler AG (Registered)	8,670	524,597
Fiat S.p.A.*	7,887	55,129
Ford Motor Co.	55,180	853,635
Fuji Heavy Industries Ltd.	5,000	123,261
General Motors Co.*	10,740	357,749
Harley-Davidson, Inc.	3,090	169,394
Honda Motor Co., Ltd.	14,706	546,397
Isuzu Motors Ltd.	10,000	68,461
Mazda Motor Corp.*	24,000	94,616
Mitsubishi Motors Corp.*	37,000	50,736
Nissan Motor Co., Ltd.	22,400	226,981
Porsche Automobil Holding SE (Preference)	1,380	106,843
Renault S.A.	1,732	116,555
Suzuki Motor Corp.	3,300	76,095
Toyota Motor Corp.	24,971	1,508,130
Volkswagen AG	266	51,849
Volkswagen AG (Preference)	1,327	268,680
Yamaha Motor Co., Ltd.	2,500	32,391

		5,567,473

Distributors (0.0%)
Genuine Parts Co.	2,185	170,583
Jardine Cycle & Carriage Ltd.	1,467	49,201

		219,784

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	$25,232
H&R Block, Inc.	3,730	103,507

		128,739

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	1,472	51,800
Carnival Corp.	6,165	211,398
Carnival plc	1,643	57,225
Chipotle Mexican Grill, Inc.*	431	157,035
Compass Group plc	16,389	209,386
Crown Ltd.	3,609	39,970
Darden Restaurants, Inc.	1,845	93,136
Echo Entertainment Group Ltd.	6,696	18,739
Flight Centre Ltd.	496	17,841
Galaxy Entertainment Group Ltd.*	18,912	92,657
Genting Singapore plc	55,000	57,278
InterContinental Hotels Group plc	2,453	67,455
International Game Technology	3,640	60,824
Marriott International, Inc., Class A	3,340	134,836
,McDonald’s Corp.	14,115	1,397,385
McDonald’s Holdings Co. Japan Ltd.	608	16,858
MGM China Holdings Ltd.	8,560	22,846
OPAP S.A.	2,012	16,840
Oriental Land Co., Ltd.	500	77,334
Sands China Ltd.	21,764	102,562
Shangri-La Asia Ltd.	14,000	24,188
SJM Holdings Ltd.	17,492	42,534
SKYCITY Entertainment Group Ltd.	5,198	17,563
Sodexo S.A.	850	70,810
Starbucks Corp.	10,505	687,972
Starwood Hotels & Resorts Worldwide, Inc.	2,780	175,668
Tabcorp Holdings Ltd.	6,579	18,351
Tatts Group Ltd.	12,281	35,604
TUI Travel plc	4,029	21,871
Whitbread plc	1,609	74,787
William Hill plc	7,784	52,198
Wyndham Worldwide Corp.	1,870	107,020
Wynn Macau Ltd.	14,023	37,968
Wynn Resorts Ltd.	1,115	142,720
Yum! Brands, Inc.	6,330	438,922

		4,851,581

Household Durables (0.1%)
Casio Computer Co., Ltd.	2,000	17,625
D.R. Horton, Inc.	3,905	83,098
Electrolux AB	2,168	54,765
Garmin Ltd.	1,530	55,325
Harman International Industries, Inc.	950	51,490
Husqvarna AB, Class B	3,637	19,194
Leggett & Platt, Inc.	2,005	62,336
Lennar Corp., Class A	2,235	80,549
Newell Rubbermaid, Inc.	3,970	104,213
Panasonic Corp.*	19,900	159,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Persimmon plc*	2,733	$49,091
PulteGroup, Inc.*	4,695	89,064
Rinnai Corp.	300	21,355
Sekisui Chemical Co., Ltd.	4,000	42,468
Sekisui House Ltd.	5,000	72,293
Sharp Corp.*	9,000	36,298
Sony Corp.	9,100	190,661
Whirlpool Corp.	1,115	127,511

		1,317,250

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	5,186	1,440,100
Expedia, Inc.	1,287	77,413
Netflix, Inc.*	828	174,783
priceline.com, Inc.*	739	611,249
Rakuten, Inc.	6,554	77,514
TripAdvisor, Inc.*	1,587	96,601

		2,477,660

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,565	70,159
Mattel, Inc.	4,800	217,488
Namco Bandai Holdings, Inc.	1,600	25,973
Nikon Corp.	3,100	72,327
Sankyo Co., Ltd.	500	23,619
Sega Sammy Holdings, Inc.	1,700	42,560
Shimano, Inc.	800	67,917
Yamaha Corp.	1,400	16,049

		536,092

Media (1.0%)
Axel Springer AG	357	15,230
British Sky Broadcasting Group plc	9,321	112,280
Cablevision Systems Corp. - New York Group, Class A	2,970	49,955
CBS Corp., Class B	8,015	391,693
Comcast Corp., Class A	36,930	1,546,628
Dentsu, Inc.	1,637	56,613
DIRECTV*	7,795	480,328
Discovery Communications, Inc., Class A*	3,485	269,077
Eutelsat Communications S.A.	1,355	38,467
Gannett Co., Inc.	3,200	78,272
Hakuhodo DY Holdings, Inc.	210	14,716
Interpublic Group of Cos., Inc.	5,975	86,936
ITV plc	33,424	71,222
J.C. Decaux S.A.	600	16,366
Kabel Deutschland Holding AG	798	87,647
Lagardere S.C.A.	1,064	29,638
News Corp., Class A	27,945	911,007
Omnicom Group, Inc.	3,660	230,104
Pearson plc	7,356	131,013
ProSiebenSat.1 Media AG (Preference)*	938	40,316
Publicis Groupe S.A.	1,669	118,833
Reed Elsevier N.V.	6,199	103,282
Reed Elsevier plc	10,547	119,830
Scripps Networks Interactive, Inc., Class A	1,195	79,778
SES S.A. (FDR)	2,738	78,406

Singapore Press Holdings Ltd.	14,000	$46,059
Telenet Group Holding N.V.	512	23,499
Time Warner Cable, Inc.	4,070	457,794
Time Warner, Inc.	13,085	756,575
Toho Co., Ltd.	1,000	20,589
Viacom, Inc., Class B	6,270	426,673
Walt Disney Co.	25,260	1,595,169
Washington Post Co., Class B	61	29,510
Wolters Kluwer N.V.	2,720	57,551
WPP plc	11,381	194,217

		8,765,273

Multiline Retail (0.2%)
Dollar General Corp.*	4,170	210,293
Dollar Tree, Inc.*	3,110	158,112
Don Quijote Co., Ltd.	500	24,325
Family Dollar Stores, Inc.	1,320	82,249
Harvey Norman Holdings Ltd.	4,786	11,161
Isetan Mitsukoshi Holdings Ltd.	3,200	42,492
J. Front Retailing Co., Ltd.	4,000	31,902
J.C. Penney Co., Inc.*	2,010	34,331
Kohl’s Corp.	2,820	142,438
Macy’s, Inc.	5,370	257,760
Marks & Spencer Group plc	14,485	94,887
Marui Group Co., Ltd.	2,000	19,944
Next plc	1,486	103,017
Nordstrom, Inc.	2,040	122,278
Takashimaya Co., Ltd.	2,000	20,266
Target Corp.	9,040	622,494

		1,977,949

Specialty Retail (0.7%)
ABC-Mart, Inc.	300	11,706
Abercrombie & Fitch Co., Class A	1,025	46,381
AutoNation, Inc.*	470	20,393
AutoZone, Inc.*	575	243,622
Bed Bath & Beyond, Inc.*	3,105	220,144
Best Buy Co., Inc.	3,675	100,438
CarMax, Inc.*	3,130	144,481
Fast Retailing Co., Ltd.	500	168,633
GameStop Corp., Class A	1,655	69,560
Gap, Inc.	4,005	167,129
Hennes & Mauritz AB, Class B	8,555	281,165
Home Depot, Inc.	20,485	1,586,973
Inditex S.A.	1,966	242,700
Kingfisher plc	21,351	111,385
L Brands, Inc.	3,365	165,726
Lowe’s Cos., Inc.	15,005	613,704
Nitori Holdings Co., Ltd.	350	28,231
O’Reilly Automotive, Inc.*	1,545	173,998
PetSmart, Inc.	1,470	98,475
Ross Stores, Inc.	3,040	197,022
Sanrio Co., Ltd.	400	18,613
Shimamura Co., Ltd.	200	24,299
Staples, Inc.	9,230	146,388
Tiffany & Co.	1,640	119,458
TJX Cos., Inc.	10,060	503,604
Urban Outfitters, Inc.*	1,510	60,732
USS Co., Ltd.	200	25,388
Yamada Denki Co., Ltd.	830	33,684

		5,624,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.4%)
Adidas AG	1,886	$204,101
Asics Corp.	1,000	15,840
Burberry Group plc	3,979	81,761
Christian Dior S.A.	492	79,411
Cie Financiere Richemont S.A., Class A	4,761	421,134
Coach, Inc.	3,980	227,218
Fossil Group, Inc.*	726	75,003
Hugo Boss AG	286	31,494
Kering	705	143,293
Li & Fung Ltd.	52,000	71,469
Luxottica Group S.p.A.	1,484	75,025
LVMH Moet Hennessy Louis Vuitton S.A.	2,290	371,107
NIKE, Inc., Class B	10,210	650,173
PVH Corp.	1,182	147,809
Ralph Lauren Corp.	849	147,505
Swatch Group AG	279	152,711
Swatch Group AG (Registered)	392	36,936
VF Corp.	1,285	248,082
Yue Yuen Industrial Holdings Ltd.	6,500	16,845

		3,196,917

Total Consumer Discretionary		36,537,361

Consumer Staples (3.9%)
Beverages (0.9%)
Anheuser-Busch InBev N.V.	7,293	649,222
Asahi Group Holdings Ltd.	3,500	86,847
Beam, Inc.	2,225	140,420
Brown-Forman Corp., Class B	2,082	140,639
Carlsberg A/S, Class B	964	86,304
Coca-Cola Amatil Ltd.	5,145	59,805
Coca-Cola Co.	53,830	2,159,121
Coca-Cola Enterprises, Inc.	3,555	124,994
Coca-Cola HBC AG (CDI)*	1,817	42,531
Coca-Cola West Co., Ltd.	600	10,647
Constellation Brands, Inc., Class A*	2,150	112,058
Diageo plc	22,754	650,625
Dr. Pepper Snapple Group, Inc.	2,870	131,819
Heineken Holding N.V.	909	51,002
Heineken N.V.	2,076	132,274
Kirin Holdings Co., Ltd.	8,000	125,348
Molson Coors Brewing Co., Class B	2,235	106,967
Monster Beverage Corp.*	2,000	121,540
PepsiCo, Inc.	21,770	1,780,568
Pernod-Ricard S.A.	1,913	212,128
Remy Cointreau S.A.	246	26,103
SABMiller plc	8,720	418,106
Treasury Wine Estates Ltd.	5,832	31,042

		7,400,110

Food & Staples Retailing (0.8%)
Aeon Co., Ltd.	5,400	70,889
Carrefour S.A.	5,432	149,401
Casino Guichard Perrachon S.A.	508	47,589
Colruyt S.A.	684	35,974
Costco Wholesale Corp.	6,145	679,453

CVS Caremark Corp.	17,230	$985,211
Delhaize Group S.A.	918	56,747
Distribuidora Internacional de Alimentacion S.A.	5,509	41,662
FamilyMart Co., Ltd.	600	25,590
J Sainsbury plc	11,058	59,757
Jeronimo Martins SGPS S.A.	2,271	47,858
Kesko Oyj, Class B	573	15,931
Koninklijke Ahold N.V.	9,082	135,180
Kroger Co.	7,275	251,279
Lawson, Inc.	600	45,796
Metcash Ltd.	7,935	25,544
Metro AG	1,168	36,974
Olam International Ltd.	9,000	11,645
Safeway, Inc.	3,350	79,261
Seven & I Holdings Co., Ltd.	6,800	248,538
Sysco Corp.	8,320	284,211
Tesco plc	72,458	365,219
Walgreen Co.	12,065	533,273
Wal-Mart Stores, Inc.	23,041	1,716,324
Wesfarmers Ltd.	9,071	328,517
Whole Foods Market, Inc.	4,870	250,708
WM Morrison Supermarkets plc	19,505	77,666
Woolworths Ltd.	11,263	337,962

		6,944,159

Food Products (0.9%)
Ajinomoto Co., Inc.	5,466	80,243
Archer-Daniels-Midland Co.	9,185	311,463
Aryzta AG*	786	44,187
Associated British Foods plc	3,210	84,707
Barry Callebaut AG (Registered)*	17	15,568
Calbee, Inc.	200	18,976
Campbell Soup Co.	2,460	110,183
ConAgra Foods, Inc.	5,805	202,769
D.E Master Blenders 1753 N.V.*	4,562	73,039
Danone S.A.	5,147	386,299
General Mills, Inc.	9,055	439,439
Golden Agri-Resources Ltd.	66,000	29,160
Hershey Co.	2,125	189,720
Hormel Foods Corp.	1,895	73,109
J.M. Smucker Co.	1,570	161,946
Kellogg Co.	3,520	226,090
Kerry Group plc, Class A	1,345	73,904
Kikkoman Corp.	1,000	16,636
Kraft Foods Group, Inc.	8,355	466,794
Lindt & Spruengli AG	8	30,050
Lindt & Spruengli AG (Registered)	1	43,576
McCormick & Co., Inc. (Non-Voting)	1,850	130,166
Mead Johnson Nutrition Co.	2,855	226,202
MEIJI Holdings Co., Ltd.	600	28,826
Mondelez International, Inc., Class A	25,065	715,104
Nestle S.A. (Registered)	29,136	1,910,937
Nippon Meat Packers, Inc.	1,000	15,295
Nisshin Seifun Group, Inc.	1,500	17,967
Nissin Foods Holdings Co., Ltd.	600	24,289
Orkla ASA	6,363	52,125
Suedzucker AG	735	22,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Tate & Lyle plc	4,200	$52,669
Toyo Suisan Kaisha Ltd.	1,000	33,273
Tyson Foods, Inc., Class A	3,980	102,206
Unilever N.V. (CVA)	14,679	578,080
Unilever plc	11,565	468,240
Wilmar International Ltd.	17,000	42,249
Yakult Honsha Co., Ltd.	800	33,152
Yamazaki Baking Co., Ltd.	842	9,890

		7,541,293

Household Products (0.6%)
Clorox Co.	1,845	153,393
Colgate-Palmolive Co.	12,330	706,386
Henkel AG & Co. KGaA	1,171	91,835
Henkel AG & Co. KGaA (Preference)	1,606	151,035
Kimberly-Clark Corp.	5,390	523,584
Procter & Gamble Co.	38,530	2,966,425
Reckitt Benckiser Group plc	5,865	414,619
Svenska Cellulosa AB, Class B	5,217	130,929
Unicharm Corp.	1,100	62,220

		5,200,426

Personal Products (0.1%)
Avon Products, Inc.	6,030	126,811
Beiersdorf AG	909	79,274
Estee Lauder Cos., Inc., Class A	3,390	222,960
Kao Corp.	4,800	163,339
L’Oreal S.A.	2,204	362,191
Shiseido Co., Ltd.	3,200	47,655

		1,002,230

Tobacco (0.6%)
Altria Group, Inc.	28,145	984,794
British American Tobacco plc	17,412	891,808
Imperial Tobacco Group plc	8,936	309,880
Japan Tobacco, Inc.	9,925	350,747
Lorillard, Inc.	5,265	229,975
Philip Morris International, Inc.	23,025	1,994,425
Reynolds American, Inc.	4,445	215,005
Swedish Match AB	1,856	65,897

		5,042,531

Total Consumer Staples		33,130,749

Energy (3.3%)
Energy Equipment & Services (0.5%)
Aker Solutions ASA	1,482	20,165
AMEC plc	2,817	43,059
Baker Hughes, Inc.	6,145	283,469
Cameron International Corp.*	3,510	214,672
CGG*	1,430	31,624
Diamond Offshore Drilling, Inc.	950	65,350
Ensco plc, Class A	3,220	187,146
FMC Technologies, Inc.*	3,350	186,528
Fugro N.V. (CVA)	710	38,492
Halliburton Co.	13,055	544,655
Helmerich & Payne, Inc.	1,510	94,299
Nabors Industries Ltd.	4,070	62,312
National Oilwell Varco, Inc.	5,980	412,022
Noble Corp.	3,515	132,094
Petrofac Ltd.	2,338	42,601

Rowan Cos., plc, Class A*	1,680	$57,238
Saipem S.p.A.	2,386	38,791
Schlumberger Ltd.	18,690	1,339,325
Seadrill Ltd.	3,387	136,721
Subsea 7 S.A.*	2,312	40,536
Technip S.A.	916	93,012
Tenaris S.A.	4,255	85,349
Transocean Ltd.	3,244	156,130
WorleyParsons Ltd.	1,855	33,064

		4,338,654

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	7,085	608,814
Apache Corp.	5,475	458,969
BG Group plc	30,615	520,817
BP plc	172,916	1,197,292
Cabot Oil & Gas Corp.	2,970	210,929
Caltex Australia Ltd.	1,217	20,090
Chesapeake Energy Corp.	7,220	147,144
Chevron Corp.	27,300	3,230,682
ConocoPhillips Co.	17,220	1,041,810
CONSOL Energy, Inc.	3,180	86,178
Cosmo Oil Co., Ltd.*	4,000	7,380
Delek Group Ltd.	41	10,651
Denbury Resources, Inc.*	5,230	90,584
Devon Energy Corp.	5,250	272,370
Eni S.p.A.	22,924	470,860
EOG Resources, Inc.	3,855	507,626
EQT Corp.	2,075	164,693
Exxon Mobil Corp.	62,463	5,643,532
Galp Energia SGPS S.A., Class B	2,432	36,009
Hess Corp.	4,190	278,593
Idemitsu Kosan Co., Ltd.	200	15,386
INPEX Corp.	20	83,485
Japan Petroleum Exploration Co.	300	12,175
JX Holdings, Inc.	20,000	96,995
Kinder Morgan, Inc.	8,790	335,338
Lundin Petroleum AB*	2,006	39,784
Marathon Oil Corp.	9,940	343,725
Marathon Petroleum Corp.	4,520	321,191
Murphy Oil Corp.	2,585	157,401
Neste Oil Oyj	1,155	16,898
Newfield Exploration Co.*	1,845	44,077
Noble Energy, Inc.	5,020	301,401
Occidental Petroleum Corp.	11,355	1,013,207
OMV AG	1,327	59,937
Origin Energy Ltd.	9,823	112,924
Peabody Energy Corp.	3,745	54,827
Phillips 66	8,710	513,106
Pioneer Natural Resources Co.	1,930	279,367
QEP Resources, Inc.	2,460	68,339
Range Resources Corp.	2,285	176,676
Repsol S.A.	7,576	159,852
Royal Dutch Shell plc, Class A	34,036	1,087,108
Royal Dutch Shell plc, Class B	23,560	779,739
Santos Ltd.	8,611	98,676
Showa Shell Sekiyu KK	1,700	13,987
Southwestern Energy Co.*	4,860	177,536
Spectra Energy Corp.	9,360	322,546
Statoil ASA	10,057	207,453
Tesoro Corp.	1,905	99,670
TonenGeneral Sekiyu KK	2,000	19,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Total S.A.	19,281	$941,267
Tullow Oil plc	8,175	124,462
Valero Energy Corp.	7,625	265,121
Whitehaven Coal Ltd.	4,108	8,641
Williams Cos., Inc.	9,570	310,738
Woodside Petroleum Ltd.	5,940	190,189
WPX Energy, Inc.*	2,790	52,843

		23,910,469

Total Energy		28,249,123

Financials (6.8%)
Capital Markets (0.7%)
3i Group plc	8,751	44,934
Aberdeen Asset Management plc	8,650	50,362
Ameriprise Financial, Inc.	2,830	228,890
Bank of New York Mellon Corp.	16,240	455,532
BlackRock, Inc.	1,745	448,203
Charles Schwab Corp.	15,390	326,730
Credit Suisse Group AG (Registered)*	13,519	358,532
Daiwa Securities Group, Inc.	14,000	117,584
Deutsche Bank AG (Registered)	9,256	387,406
E*TRADE Financial Corp.*	4,025	50,957
Franklin Resources, Inc.	1,965	267,279
Goldman Sachs Group, Inc.	6,130	927,163
Hargreaves Lansdown plc	1,794	24,230
ICAP plc	4,947	27,350
Invesco Ltd.	6,210	197,478
Investec plc	4,908	30,882
Julius Baer Group Ltd.*	2,081	81,275
Legg Mason, Inc.	1,525	47,290
Macquarie Group Ltd.	2,757	105,572
Mediobanca S.p.A.	4,661	24,268
Morgan Stanley	19,190	468,812
Nomura Holdings, Inc.	32,700	241,013
Northern Trust Corp.	3,050	176,595
Partners Group Holding AG	157	42,510
Ratos AB, Class B	1,726	13,396
SBI Holdings, Inc.	1,823	20,127
Schroders plc	1,019	33,833
State Street Corp.	6,425	418,974
T. Rowe Price Group, Inc.	3,675	268,826
UBS AG (Registered)*	32,813	558,608

		6,444,611

Commercial Banks (2.2%)
Aozora Bank Ltd.	9,000	28,131
Australia & New Zealand Banking Group Ltd.	24,754	647,016
Banco Bilbao Vizcaya Argentaria S.A.	49,914	418,735
Banco de Sabadell S.A.	22,948	38,085
Banco Espirito Santo S.A. (Registered)*	12,985	10,395
Banco Popular Espanol S.A.*	11,379	34,881
Banco Santander S.A.	97,528	622,296
Bank Leumi Le-Israel B.M.*	11,286	37,542
Bank of East Asia Ltd.	11,000	39,640
Bank of Ireland*	190,307	38,891
Bank of Kyoto Ltd.	2,415	20,137
Bank of Yokohama Ltd.	10,000	51,623

Bankia S.A.*	36,369	$28,120
Banque Cantonale Vaudoise (Registered)	28	13,903
Barclays plc	110,232	466,842
BB&T Corp.	9,775	331,177
Bendigo and Adelaide Bank Ltd.	3,574	32,915
BNP Paribas S.A.	8,967	489,928
BOC Hong Kong Holdings Ltd.	33,000	101,476
CaixaBank	10,475	32,192
Chiba Bank Ltd.	6,000	40,895
Chugoku Bank Ltd.	1,475	20,702
Comerica, Inc.	2,590	103,160
Commerzbank AG*	8,728	76,095
Commonwealth Bank of Australia	14,519	918,596
Credit Agricole S.A.*	9,015	77,482
Danske Bank A/S*	5,908	101,043
DBS Group Holdings Ltd.	15,000	183,432
DNB ASA	8,806	127,501
Erste Group Bank AG	2,136	57,011
Fifth Third Bancorp	12,205	220,300
Fukuoka Financial Group, Inc.	6,000	25,529
Gunma Bank Ltd.	3,000	16,576
Hachijuni Bank Ltd.	3,000	17,544
Hang Seng Bank Ltd.	6,900	102,040
Hiroshima Bank Ltd.	4,000	17,060
Hokuhoku Financial Group, Inc.	10,000	20,468
HSBC Holdings plc	166,775	1,729,937
Huntington Bancshares, Inc./Ohio	11,775	92,787
Intesa Sanpaolo S.p.A.	104,895	168,076
Iyo Bank Ltd.	2,000	19,117
Joyo Bank Ltd.	6,000	32,849
KBC Groep N.V.	2,129	79,271
KeyCorp	12,860	141,974
Lloyds Banking Group plc*	412,534	396,293
M&T Bank Corp.	1,740	194,445
Mitsubishi UFJ Financial Group, Inc.	114,962	709,384
Mizrahi Tefahot Bank Ltd.*	1,117	11,208
Mizuho Financial Group, Inc.	206,700	429,322
National Australia Bank Ltd.	21,133	573,631
Natixis S.A.	8,353	34,966
Nishi-Nippon City Bank Ltd.	6,000	15,668
Nordea Bank AB	23,721	265,292
Oversea-Chinese Banking Corp., Ltd.	23,000	181,460
PNC Financial Services Group, Inc.	7,480	545,442
Raiffeisen Bank International AG*	441	12,858
Regions Financial Corp.	19,760	188,313
Resona Holdings, Inc.	17,000	82,789
Royal Bank of Scotland Group plc*	18,977	78,940
Seven Bank Ltd.	5,372	19,499
Shinsei Bank Ltd.	14,000	31,760
Shizuoka Bank Ltd.	5,000	53,892
Skandinaviska Enskilda Banken AB, Class A	13,705	130,999
Societe Generale S.A.	6,336	217,727
Standard Chartered plc	21,773	472,560
Sumitomo Mitsui Financial Group, Inc.	11,500	527,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Mitsui Trust Holdings, Inc.	28,000	$130,712
SunTrust Banks, Inc.	7,540	238,038
Suruga Bank Ltd.	2,000	36,338
Svenska Handelsbanken AB, Class A	4,468	179,357
Swedbank AB, Class A	8,171	187,396
U.S. Bancorp/Minnesota	25,925	937,189
UniCredit S.p.A.	39,160	183,399
Unione di Banche Italiane S.c.p.A.	7,073	25,613
United Overseas Bank Ltd.	12,000	188,024
Wells Fargo & Co.	69,160	2,854,233
Westpac Banking Corp.	28,003	739,621
Yamaguchi Financial Group, Inc.	1,092	10,757
Zions Bancorp	2,570	74,222

		18,832,293

Consumer Finance (0.2%)
Acom Co., Ltd.*	360	11,452
Aeon Credit Service Co., Ltd.	600	16,993
American Express Co.	13,395	1,001,410
Capital One Financial Corp.	8,222	516,424
Credit Saison Co., Ltd.	1,400	35,134
Discover Financial Services	6,860	326,811
SLM Corp.	6,200	141,732

		2,049,956

Diversified Financial Services (1.1%)
ASX Ltd.	1,744	52,746
Bank of America Corp.	151,374	1,946,670
Citigroup, Inc.	42,730	2,049,758
CME Group, Inc./Illinois	4,360	331,273
Deutsche Boerse AG	1,740	114,534
Eurazeo S.A.	282	15,110
Exor S.p.A.	662	19,578
First Pacific Co., Ltd.	18,970	20,325
Groupe Bruxelles Lambert S.A.	727	54,705
Hong Kong Exchanges and Clearing Ltd.	9,900	149,469
Industrivarden AB, Class C	1,061	17,720
ING Groep N.V. (CVA)*	34,514	314,476
IntercontinentalExchange, Inc.*	1,013	180,071
Investment AB Kinnevik, Class B	1,855	47,550
Investor AB, Class B	4,105	110,367
Japan Exchange Group, Inc.	446	45,059
JPMorgan Chase & Co.	53,130	2,804,733
Leucadia National Corp.	4,085	107,109
London Stock Exchange Group plc	1,588	32,292
McGraw Hill Financial, Inc.	3,830	203,718
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,250	24,879
Moody’s Corp.	2,685	163,597
NASDAQ OMX Group, Inc.	1,585	51,972
NYSE Euronext	3,335	138,069
ORIX Corp.	9,950	135,937
Pargesa Holding S.A.	244	16,287
Pohjola Bank plc, Class A	1,249	18,355
Singapore Exchange Ltd.	7,076	39,246
Wendel S.A.	291	29,980

		9,235,585

Insurance (1.6%)
ACE Ltd.	4,745	$424,583
Admiral Group plc	1,834	37,016
Aegon N.V.	18,826	125,930
Aflac, Inc.	6,540	380,105
Ageas	2,651	93,082
AIA Group Ltd.	108,575	459,859
Allianz SE (Registered)	4,276	624,767
Allstate Corp.	6,590	317,111
American International Group, Inc.*	20,704	925,469
AMP Ltd.	26,086	101,392
Aon plc	4,325	278,314
Assicurazioni Generali S.p.A.	11,781	205,792
Assurant, Inc.	1,035	52,692
Aviva plc	30,387	156,953
Baloise Holding AG (Registered)	638	62,040
Berkshire Hathaway, Inc., Class B*	25,660	2,871,867
Chubb Corp.	3,660	309,819
Cincinnati Financial Corp.	2,035	93,406
CNP Assurances S.A.	1,451	20,823
Dai-ichi Life Insurance Co., Ltd.	77	111,176
Delta Lloyd N.V.	1,660	33,265
Direct Line Insurance Group plc	7,443	26,377
Genworth Financial, Inc., Class A*	6,925	79,014
Gjensidige Forsikring ASA	1,802	26,506
Hannover Rueckversicherung SE (Registered)	544	39,172
Hartford Financial Services Group, Inc.	6,355	196,497
Insurance Australia Group Ltd.	18,734	93,204
Legal & General Group plc	61,061	159,180
Lincoln National Corp.	3,745	136,580
Loews Corp.	4,295	190,698
Mapfre S.A.	6,937	22,592
Marsh & McLennan Cos., Inc.	7,740	308,981
MetLife, Inc.	15,360	702,874
MS&AD Insurance Group Holdings, Inc.	4,600	116,971
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,754	322,829
NKSJ Holdings, Inc.	3,000	71,537
Old Mutual plc	51,348	141,123
Principal Financial Group, Inc.	3,845	143,995
Progressive Corp.	7,710	195,988
Prudential Financial, Inc.	6,550	478,347
Prudential plc	24,317	397,588
QBE Insurance Group Ltd.	10,648	146,948
Resolution Ltd.	17,430	75,554
RSA Insurance Group plc	43,686	79,069
Sampo Oyj, Class A	4,297	167,460
SCOR SE	1,386	42,531
Sony Financial Holdings, Inc.	1,570	24,805
Standard Life plc	24,966	131,269
Suncorp Group Ltd.	11,593	126,380
Swiss Life Holding AG (Registered)*	306	49,761
Swiss Reinsurance AG*	3,464	257,815
T&D Holdings, Inc.	5,200	69,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Tokio Marine Holdings, Inc.	6,300	$199,773
Torchmark Corp.	1,252	81,555
Travelers Cos., Inc.	5,265	420,779
Tryg A/S	221	18,216
Unum Group	3,680	108,082
Vienna Insurance Group AG Wiener Versicherung Gruppe	346	16,071
XL Group plc	4,020	121,886
Zurich Insurance Group AG*	1,428	370,399

		14,043,809

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	5,585	408,654
Apartment Investment & Management Co. (REIT), Class A	1,970	59,179
Ascendas Real Estate Investment Trust (REIT)	18,000	31,669
AvalonBay Communities, Inc. (REIT)	1,695	228,672
Boston Properties, Inc. (REIT)	2,175	229,397
British Land Co. plc (REIT)	8,455	72,850
CapitaCommercial Trust (REIT)	17,000	19,649
CapitaMall Trust (REIT)	21,000	33,053
CFS Retail Property Trust Group (REIT)	17,841	32,633
Corio N.V. (REIT)	607	24,149
Dexus Property Group (REIT)	41,423	40,535
Equity Residential (REIT)	4,490	260,689
Federation Centres Ltd. (REIT)	12,219	26,485
Fonciere des Regions (REIT)	262	19,657
Gecina S.A. (REIT)	199	22,012
Goodman Group (REIT)	15,333	68,431
GPT Group (REIT)	15,958	56,042
Hammerson plc (REIT)	6,423	47,605
HCP, Inc. (REIT)	6,400	290,816
Health Care REIT, Inc. (REIT)	4,030	270,131
Host Hotels & Resorts, Inc. (REIT)	10,395	175,364
ICADE (REIT)	212	17,506
Intu Properties plc (REIT)	6,028	28,660
Japan Prime Realty Investment Corp. (REIT)	8	24,481
Japan Real Estate Investment Corp. (REIT)	6	66,969
Japan Retail Fund Investment Corp. (REIT)	19	39,694
Kimco Realty Corp. (REIT)	5,700	122,151
Klepierre S.A. (REIT)	900	35,473
Land Securities Group plc (REIT)	7,032	94,547
Link REIT (REIT)	20,500	100,834
Macerich Co. (REIT)	1,880	114,624
Mirvac Group (REIT)	30,867	45,308
Nippon Building Fund, Inc. (REIT)	7	81,024
Nomura Real Estate Office Fund, Inc. (REIT)	3	13,158
Plum Creek Timber Co., Inc. (REIT)	2,285	106,641
Prologis, Inc. (REIT)	6,922	261,098
Public Storage (REIT)	2,065	316,626
Segro plc (REIT)	6,686	28,392

Simon Property Group, Inc. (REIT)	4,440	$701,165
Stockland Corp., Ltd. (REIT)	19,852	63,182
Unibail-Rodamco SE (REIT)	857	199,677
United Urban Investment Corp. (REIT)	21	28,394
Ventas, Inc. (REIT)	4,129	286,800
Vornado Realty Trust (REIT)	2,370	196,355
Westfield Group (REIT)	18,896	197,699
Westfield Retail Trust (REIT)	26,144	74,121
Weyerhaeuser Co. (REIT)	7,690	219,088

		5,881,339

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	700	17,341
CapitaLand Ltd.	23,000	55,890
CapitaMalls Asia Ltd.	12,262	17,655
CBRE Group, Inc., Class A*	4,180	97,645
Cheung Kong Holdings Ltd.	12,000	162,763
City Developments Ltd.	3,000	25,325
Daito Trust Construction Co., Ltd.	700	65,991
Daiwa House Industry Co., Ltd.	5,000	93,315
Global Logistic Properties Ltd.	27,839	60,400
Hang Lung Properties Ltd.	20,000	69,752
Henderson Land Development Co., Ltd.	8,800	52,532
Hulic Co., Ltd.	2,384	25,575
Hysan Development Co., Ltd.	5,000	21,693
Immofinanz AG*	8,384	31,320
Keppel Land Ltd.	6,000	15,858
Kerry Properties Ltd.	5,500	21,557
Lend Lease Group	4,903	37,442
Mitsubishi Estate Co., Ltd.	11,000	292,912
Mitsui Fudosan Co., Ltd.	8,000	235,289
New World Development Co., Ltd.	33,854	46,879
Nomura Real Estate Holdings, Inc.	1,136	25,130
NTT Urban Development Corp.	11	13,509
Sino Land Co., Ltd.	26,000	36,606
Sumitomo Realty & Development Co., Ltd.	4,000	159,508
Sun Hung Kai Properties Ltd.	14,000	180,685
Swire Pacific Ltd., Class A	6,000	72,640
Swire Properties Ltd.	10,542	31,194
Swiss Prime Site AG (Registered)*	485	35,661
Tokyo Tatemono Co., Ltd.	3,000	24,985
Tokyu Land Corp.	3,000	27,526
UOL Group Ltd.	4,000	21,207
Wharf Holdings Ltd.	13,000	109,282
Wheelock & Co., Ltd.	8,000	40,124

		2,225,191

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,030	55,235
People’s United Financial, Inc.	4,730	70,477

		125,712

Total Financials		58,838,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (4.2%)
Biotechnology (0.5%)
Actelion Ltd. (Registered)*	970	$58,433
Alexion Pharmaceuticals, Inc.*	2,720	250,893
Amgen, Inc.	10,521	1,038,002
Biogen Idec, Inc.*	3,360	723,072
Celgene Corp.*	5,910	690,938
CSL Ltd.	4,556	256,585
Elan Corp. plc*	4,135	57,887
Gilead Sciences, Inc.*	21,430	1,097,430
Grifols S.A.	1,344	49,334
Novozymes A/S, Class B	2,054	65,741
Regeneron Pharmaceuticals, Inc.*	1,100	247,368

		4,535,683

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	21,860	762,477
Baxter International, Inc.	7,630	528,530
Becton, Dickinson and Co.	2,715	268,323
Boston Scientific Corp.*	18,895	175,157
C.R. Bard, Inc.	1,075	116,831
CareFusion Corp.*	3,030	111,655
Cochlear Ltd.	514	29,008
Coloplast A/S, Class B	1,003	56,240
Covidien plc	6,065	381,125
DENTSPLY International, Inc.	2,005	82,125
Edwards Lifesciences Corp.*	1,569	105,437
Elekta AB, Class B	3,321	50,512
Essilor International S.A.	1,870	198,962
Getinge AB, Class B	1,803	54,794
Intuitive Surgical, Inc.*	607	307,494
Medtronic, Inc.	14,210	731,389
Olympus Corp.*	1,800	54,719
Smith & Nephew plc	8,102	90,572
Sonova Holding AG (Registered)*	489	51,874
St. Jude Medical, Inc.	3,965	180,923
Stryker Corp.	4,035	260,984
Sysmex Corp.	700	45,806
Terumo Corp.	1,400	69,661
Varian Medical Systems, Inc.*	1,520	102,524
William Demant Holding A/S*	237	19,601
Zimmer Holdings, Inc.	2,370	177,608

		5,014,331

Health Care Providers & Services (0.5%)
Aetna, Inc.	5,347	339,748
Alfresa Holdings Corp.	400	21,416
AmerisourceBergen Corp.	3,235	180,610
Cardinal Health, Inc.	4,760	224,672
Celesio AG	766	16,651
Cigna Corp.	3,975	288,148
DaVita HealthCare Partners, Inc.*	1,235	149,188
Express Scripts Holding Co.*	11,489	708,756
Fresenius Medical Care AG & Co. KGaA	1,905	135,215
Fresenius SE & Co. KGaA	1,164	143,497
Humana, Inc.	2,190	184,792
Laboratory Corp. of America Holdings*	1,345	134,635
McKesson Corp.	3,165	362,393

Medipal Holdings Corp.	1,200	$16,261
Miraca Holdings, Inc.	500	22,989
Patterson Cos., Inc.	1,175	44,180
Quest Diagnostics, Inc.	2,235	135,508
Ramsay Health Care Ltd.	1,183	38,743
Sonic Healthcare Ltd.	3,360	45,509
Suzuken Co., Ltd.	700	23,573
Tenet Healthcare Corp.*	1,472	67,859
UnitedHealth Group, Inc.	14,325	938,001
WellPoint, Inc.	4,265	349,048

		4,571,392

Health Care Technology (0.0%)
Cerner Corp.*	1,870	179,688
M3, Inc.	7	15,725

		195,413

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,860	207,814
Life Technologies Corp.*	2,410	178,364
Lonza Group AG (Registered)*	477	35,931
PerkinElmer, Inc.	1,510	49,075
QIAGEN N.V.*	2,125	41,753
Thermo Fisher Scientific, Inc.	5,005	423,573
Waters Corp.*	1,185	118,559

		1,055,069

Pharmaceuticals (2.5%)
AbbVie, Inc.	22,260	920,228
Actavis, Inc.*	1,640	207,001
Allergan, Inc.	4,150	349,596
Astellas Pharma, Inc.	4,000	217,383
AstraZeneca plc	11,335	537,025
Bayer AG (Registered)	7,500	799,831
Bristol-Myers Squibb Co.	23,005	1,028,093
Chugai Pharmaceutical Co., Ltd.	2,000	41,460
Daiichi Sankyo Co., Ltd.	6,100	101,851
Dainippon Sumitomo Pharma Co., Ltd.	1,400	18,506
Eisai Co., Ltd.	2,300	93,804
Eli Lilly and Co.	13,910	683,259
Forest Laboratories, Inc.*	3,290	134,890
GlaxoSmithKline plc	44,268	1,109,589
Hisamitsu Pharmaceutical Co., Inc.	600	30,490
Hospira, Inc.*	2,290	87,730
Johnson & Johnson	39,500	3,391,470
Kyowa Hakko Kirin Co., Ltd.	2,000	22,626
Merck & Co., Inc.	42,410	1,969,945
Merck KGaA	583	88,825
Mitsubishi Tanabe Pharma Corp.	2,000	25,913
Mylan, Inc.*	5,275	163,683
Novartis AG (Registered)	20,799	1,477,543
Novo Nordisk A/S, Class B	3,702	576,933
Ono Pharmaceutical Co., Ltd.	800	54,285
Orion Oyj, Class B	872	20,453
Otsuka Holdings Co., Ltd.	3,267	107,879
Perrigo Co.	1,240	150,040
Pfizer, Inc.	93,714	2,624,929
Roche Holding AG	6,352	1,580,350
Sanofi S.A.	10,794	1,118,662
Santen Pharmaceutical Co., Ltd.	700	30,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Shionogi & Co., Ltd.	2,700	$56,352
Shire plc	5,069	160,747
Taisho Pharmaceutical Holdings Co., Ltd.	325	23,069
Takeda Pharmaceutical Co., Ltd.	7,200	325,227
Teva Pharmaceutical Industries Ltd.	7,664	296,232
Tsumura & Co.	600	17,689
UCB S.A.	991	53,384
Zoetis, Inc.	6,948	214,624

		20,911,733

Total Health Care		36,283,621

Industrials (3.9%)
Aerospace & Defense (0.7%)
BAE Systems plc	29,279	170,557
Boeing Co.	9,605	983,936
Cobham plc	9,718	38,740
European Aeronautic Defence and Space Co. N.V.	5,249	280,571
Finmeccanica S.p.A.*	3,646	18,262
General Dynamics Corp.	4,675	366,193
Honeywell International, Inc.	11,100	880,674
L-3 Communications Holdings, Inc.	1,250	107,175
Lockheed Martin Corp.	3,740	405,640
Meggitt plc	7,049	55,482
Northrop Grumman Corp.	3,340	276,552
Precision Castparts Corp.	2,065	466,711
Raytheon Co.	4,510	298,201
Rockwell Collins, Inc.	1,925	122,064
Rolls-Royce Holdings plc*	16,871	290,984
Rolls-Royce Holdings plc (Preference)*†(b)	2,007,649	3,054
Safran S.A.	2,258	117,933
Singapore Technologies Engineering Ltd.	13,000	42,974
Textron, Inc.	3,805	99,120
Thales S.A.	822	38,385
United Technologies Corp.	11,895	1,105,521
Zodiac Aerospace	308	40,772

		6,209,501

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,290	128,950
Deutsche Post AG (Registered)	8,171	203,090
Expeditors International of Washington, Inc.	2,865	108,899
FedEx Corp.	4,175	411,571
TNT Express N.V.	2,937	22,028
Toll Holdings Ltd.	6,138	29,864
United Parcel Service, Inc., Class B	10,035	867,827
Yamato Holdings Co., Ltd.	3,300	69,573

		1,841,802

Airlines (0.0%)
All Nippon Airways Co., Ltd.	10,000	20,770
Cathay Pacific Airways Ltd.	10,060	17,588
Deutsche Lufthansa AG (Registered)*	2,063	41,878

easyJet plc	1,431	$28,207
International Consolidated Airlines Group S.A.*	8,359	33,577
Japan Airlines Co., Ltd.	540	27,768
Qantas Airways Ltd.*	6,700	8,272
Ryanair Holdings plc (ADR)	210	10,821
Singapore Airlines Ltd.	4,000	32,000
Southwest Airlines Co.	10,145	130,769

		351,650

Building Products (0.1%)
Asahi Glass Co., Ltd.	9,000	58,621
Assa Abloy AB, Class B	3,011	117,996
Cie de Saint-Gobain S.A.	3,594	145,490
Daikin Industries Ltd.	2,100	84,906
Geberit AG (Registered)	354	87,811
LIXIL Group Corp.	2,400	58,487
Masco Corp.	4,930	96,086
TOTO Ltd.	2,000	20,347

		669,744

Commercial Services & Supplies (0.2%)
ADT Corp.*	3,015	120,148
Aggreko plc	2,418	60,387
Avery Dennison Corp.	1,350	57,726
Babcock International Group plc	3,247	54,472
Brambles Ltd.	14,014	119,706
Cintas Corp.	1,410	64,211
Dai Nippon Printing Co., Ltd.	5,000	45,725
Edenred	1,835	56,130
G4S plc	12,711	44,543
Iron Mountain, Inc.	2,333	62,081
Park24 Co., Ltd.	900	16,325
Pitney Bowes, Inc.	2,795	41,031
Republic Services, Inc.	4,160	141,190
Secom Co., Ltd.	1,900	103,448
Securitas AB, Class B	2,821	24,672
Serco Group plc	4,491	42,111
Societe BIC S.A.	262	26,259
Stericycle, Inc.*	1,275	140,798
Toppan Printing Co., Ltd.	5,000	34,735
Tyco International Ltd.	6,430	211,869
Waste Management, Inc.	6,130	247,223

		1,714,790

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,276	33,799
Bouygues S.A.	1,755	44,797
Chiyoda Corp.	1,000	11,767
Ferrovial S.A.	3,635	58,103
Fluor Corp.	2,300	136,413
Hochtief AG	278	18,176
Jacobs Engineering Group, Inc.*	1,840	101,439
JGC Corp.	2,471	88,944
Kajima Corp.	7,000	23,220
Kinden Corp.	1,000	8,591
Koninklijke Boskalis Westminster N.V.	677	24,687
Leighton Holdings Ltd.	1,665	23,526
Obayashi Corp.	5,000	25,963
Quanta Services, Inc.*	2,955	78,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Shimizu Corp.	5,000	$20,115
Skanska AB, Class B	3,424	56,828
Taisei Corp.	8,595	31,111
Vinci S.A.	4,184	209,975

		995,643

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	19,815	430,264
Alstom S.A.*	1,946	63,731
Eaton Corp. plc	6,625	435,991
Emerson Electric Co.	10,135	552,763
Fuji Electric Co., Ltd.	5,000	17,645
Furukawa Electric Co., Ltd.	6,000	13,914
Legrand S.A.	2,258	104,750
Mabuchi Motor Co., Ltd.	300	16,031
Mitsubishi Electric Corp.	17,000	159,236
Nidec Corp.	1,000	69,772
Prysmian S.p.A.	1,836	34,294
Rockwell Automation, Inc.	2,015	167,527
Roper Industries, Inc.	1,445	179,498
Schneider Electric S.A.	4,761	345,367
Sumitomo Electric Industries Ltd.	6,800	81,315

		2,672,098

Industrial Conglomerates (0.8%)
3M Co.	8,990	983,056
Danaher Corp.	8,190	518,427
General Electric Co.	145,190	3,366,956
Hopewell Holdings Ltd.	5,000	16,664
Hutchison Whampoa Ltd.	19,000	199,773
Keppel Corp., Ltd.	13,000	106,667
Koninklijke Philips N.V.	8,636	235,444
NWS Holdings Ltd.	13,000	20,013
SembCorp Industries Ltd.	8,000	31,243
Siemens AG (Registered)	7,154	723,077
Smiths Group plc	3,542	70,465
Toshiba Corp.	36,000	173,140

		6,444,925

Machinery (0.7%)
Alfa Laval AB	2,798	57,161
Amada Co., Ltd.	3,000	19,812
Andritz AG	656	33,664
Atlas Copco AB, Class A	6,051	146,175
Atlas Copco AB, Class B	3,517	75,416
Caterpillar, Inc.	9,210	759,733
Cummins, Inc.	2,485	269,523
Deere & Co.	5,510	447,688
Dover Corp.	2,420	187,937
FANUC Corp.	1,736	251,701
Fiat Industrial S.p.A.	7,712	85,978
Flowserve Corp.	2,040	110,180
GEA Group AG	1,712	60,680
Hino Motors Ltd.	1,816	26,660
Hitachi Construction Machinery Co., Ltd.	1,000	20,216
IHI Corp.	11,000	41,702
Illinois Tool Works, Inc.	5,815	402,224
IMI plc	2,897	54,637
Ingersoll-Rand plc	3,855	214,030
Invensys plc	5,865	36,805
Invensys plc (Preference)*†(b)	7,332	8,553

Japan Steel Works Ltd.	2,000	$11,010
Joy Global, Inc.	1,510	73,280
JTEKT Corp.	1,800	20,254
Kawasaki Heavy Industries Ltd.	12,000	36,903
Komatsu Ltd.	8,400	194,205
Kone Oyj, Class B	1,403	111,490
Kubota Corp.	10,000	145,997
Kurita Water Industries Ltd.	1,000	21,184
Makita Corp.	1,000	54,043
MAN SE	318	34,728
Melrose Industries plc	10,842	41,110
Metso Oyj	1,152	39,167
Mitsubishi Heavy Industries Ltd.	27,000	150,000
Nabtesco Corp.	1,523	31,679
NGK Insulators Ltd.	2,000	24,803
NSK Ltd.	4,000	38,274
PACCAR, Inc.	4,930	264,544
Pall Corp.	1,570	104,295
Parker Hannifin Corp.	2,075	197,955
Pentair Ltd. (Registered)	2,903	167,474
Sandvik AB	9,620	115,048
Scania AB, Class B	2,884	57,757
Schindler Holding AG	438	61,025
Schindler Holding AG (Registered)	195	26,425
SembCorp Marine Ltd.	7,000	23,858
SKF AB, Class B	3,533	82,766
SMC Corp.	500	100,423
Snap-on, Inc.	790	70,610
Stanley Black & Decker, Inc.	2,300	177,790
Sulzer AG (Registered)	217	34,714
Sumitomo Heavy Industries Ltd.	4,000	16,858
THK Co., Ltd.	1,000	21,022
Vallourec S.A.	959	48,527
Volvo AB, Class B	13,572	181,740
Wartsila Oyj	1,618	70,406
Weir Group plc	1,915	62,650
Xylem, Inc.	2,570	69,236
Yangzijiang Shipbuilding Holdings Ltd.	17,287	11,320
Zardoya Otis S.A.	1,389	19,689

		6,324,734

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	33,717
A. P. Moller - Maersk A/S, Class B	12	85,946
Kuehne + Nagel International AG (Registered)	487	53,467
Mitsui O.S.K. Lines Ltd.*	9,000	35,118
Nippon Yusen KK	14,000	37,124
Orient Overseas International Ltd.	1,500	9,689

		255,061

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,194	68,072
ALS Ltd.	3,068	26,880
Bureau Veritas S.A.	1,996	51,689
Capita plc	5,893	86,582
Dun & Bradstreet Corp.	620	60,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Equifax, Inc.	1,680	$99,002
Experian plc	9,098	158,164
Intertek Group plc	1,449	64,419
Randstad Holding N.V.	1,086	44,528
Robert Half International, Inc.	1,905	63,303
Seek Ltd.	2,895	24,014
SGS S.A. (Registered)	50	107,406

		854,478

Road & Rail (0.4%)
Asciano Ltd.	8,789	40,351
Aurizon Holdings Ltd.	18,319	69,695
Central Japan Railway Co.	1,301	159,116
ComfortDelGro Corp., Ltd.	18,000	26,059
CSX Corp.	14,300	331,617
DSV A/S	1,694	41,300
East Japan Railway Co.	3,100	240,986
Hankyu Hanshin Holdings, Inc.	10,000	56,967
Kansas City Southern	1,610	170,596
Keikyu Corp.	4,000	34,362
Keio Corp.	5,000	34,382
Keisei Electric Railway Co., Ltd.	2,467	23,108
Kintetsu Corp.	14,000	61,545
MTR Corp., Ltd.	13,000	47,937
Nippon Express Co., Ltd.	7,000	33,243
Norfolk Southern Corp.	4,450	323,292
Odakyu Electric Railway Co., Ltd.	5,000	48,800
Ryder System, Inc.	730	44,377
Tobu Railway Co., Ltd.	9,000	46,370
Tokyu Corp.	10,000	65,436
Union Pacific Corp.	6,565	1,012,848
West Japan Railway Co.	1,521	64,563

		2,976,950

Trading Companies & Distributors (0.2%)
Brenntag AG	465	70,635
Bunzl plc	2,987	58,151
Fastenal Co.	3,740	171,479
ITOCHU Corp.	13,000	150,081
Marubeni Corp.	14,000	93,587
Mitsubishi Corp.	12,700	217,557
Mitsui & Co., Ltd.	15,700	197,239
Noble Group Ltd.	37,000	28,316
Rexel S.A.	1,350	30,365
Sojitz Corp.	11,200	18,633
Sumitomo Corp.	10,100	125,970
Toyota Tsusho Corp.	1,900	48,985
Travis Perkins plc	2,210	48,940
W.W. Grainger, Inc.	896	225,953
Wolseley plc	2,468	113,850

		1,599,741

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,304	57,629
Aeroports de Paris S.A.	268	26,062
Atlantia S.p.A.	2,982	48,635
Auckland International Airport Ltd.	8,342	19,200
Fraport AG	333	20,147
Groupe Eurotunnel S.A. (Registered)	4,962	37,745

Hutchison Port Holdings Trust, Class U	47,085	$34,607
Kamigumi Co., Ltd.	2,000	16,112
Koninklijke Vopak N.V.	634	37,404
Mitsubishi Logistics Corp.	1,000	13,965
Sydney Airport	945	2,921
Transurban Group	12,699	78,510

		392,937

Total Industrials		33,304,054

Information Technology (4.7%)
Communications Equipment (0.5%)
AAC Technologies Holdings, Inc.	6,600	37,272
Cisco Systems, Inc.	75,010	1,823,493
F5 Networks, Inc.*	1,125	77,400
Harris Corp.	1,520	74,860
JDS Uniphase Corp.*	3,280	47,166
Juniper Networks, Inc.*	7,070	136,522
Motorola Solutions, Inc.	3,825	220,817
Nokia Oyj*	33,745	125,008
QUALCOMM, Inc.	24,245	1,480,885
Telefonaktiebolaget LM Ericsson, Class B	27,422	310,568

		4,333,991

Computers & Peripherals (0.9%)
Apple, Inc.	13,186	5,222,711
Dell, Inc.	20,605	275,077
EMC Corp.	29,470	696,081
Gemalto N.V.	714	64,648
Hewlett-Packard Co.	27,035	670,468
NEC Corp.	22,000	48,135
NetApp, Inc.*	4,980	188,144
SanDisk Corp.*	3,410	208,351
Seagate Technology plc	4,500	201,735
Western Digital Corp.	2,990	185,649

		7,760,999

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,240	174,586
Citizen Holdings Co., Ltd.	2,300	12,847
Corning, Inc.	20,675	294,205
FLIR Systems, Inc.	1,925	51,917
Fujifilm Holdings Corp.	4,200	92,529
Hamamatsu Photonics KK	700	25,302
Hexagon AB, Class B	2,134	57,056
Hirose Electric Co., Ltd.	300	39,564
Hitachi High-Technologies Corp.	541	13,042
Hitachi Ltd.	43,000	276,175
Hoya Corp.	3,900	80,572
Ibiden Co., Ltd.	1,000	15,598
Jabil Circuit, Inc.	2,515	51,256
Keyence Corp.	500	159,558
Kyocera Corp.	1,500	152,753
Molex, Inc.	1,945	57,066
Murata Manufacturing Co., Ltd.	1,900	144,636
Nippon Electric Glass Co., Ltd.	3,000	14,610
Omron Corp.	1,900	56,552
Shimadzu Corp.	2,000	16,092
TDK Corp.	1,100	37,987
TE Connectivity Ltd.	5,770	262,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Yaskawa Electric Corp.	2,000	$24,340
Yokogawa Electric Corp.	1,900	22,739

		2,133,748

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	2,470	105,098
DeNA Co., Ltd.	953	18,718
eBay, Inc.*	16,365	846,398
Google, Inc., Class A*	3,836	3,377,099
Gree, Inc.	844	7,489
United Internet AG (Registered)	1,046	29,525
VeriSign, Inc.*	2,140	95,572
Yahoo! Japan Corp.	132	65,082
Yahoo!, Inc.*	13,300	333,963

		4,878,944

IT Services (0.9%)
Accenture plc, Class A	9,160	659,154
Amadeus IT Holding S.A., Class A	3,433	109,726
AtoS	496	36,813
Automatic Data Processing, Inc.	6,835	470,658
Cap Gemini S.A.	1,334	64,855
Cognizant Technology Solutions Corp., Class A*	4,250	266,092
Computer Sciences Corp.	2,035	89,072
Computershare Ltd.	4,005	37,617
Fidelity National Information Services, Inc.	4,065	174,145
Fiserv, Inc.*	1,915	167,390
Fujitsu Ltd.	16,000	66,142
International Business Machines Corp.	14,655	2,800,717
ITOCHU Techno-Solutions Corp.	300	12,417
Mastercard, Inc., Class A	1,491	856,579
Nomura Research Institute Ltd.	900	29,310
NTT Data Corp.	12	42,589
Otsuka Corp.	200	22,222
Paychex, Inc.	4,535	165,618
SAIC, Inc.	3,610	50,287
Teradata Corp.*	2,300	115,529
Total System Services, Inc.	2,235	54,713
Visa, Inc., Class A	7,110	1,299,353
Western Union Co.	7,770	132,945

		7,723,943

Office Electronics (0.1%)
Brother Industries Ltd.	2,100	23,651
Canon, Inc.	10,277	335,210
Konica Minolta Holdings, Inc.	4,000	30,208
Ricoh Co., Ltd.	6,000	71,385
Xerox Corp.	17,205	156,049

		616,503

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	8,465	34,537
Advantest Corp.	1,306	21,490
Altera Corp.	4,475	147,630
Analog Devices, Inc.	4,340	195,560
Applied Materials, Inc.	16,825	250,861
ARM Holdings plc	12,425	150,238
ASM Pacific Technology Ltd.	2,100	23,136

ASML Holding N.V.	2,838	$223,935
Broadcom Corp., Class A	7,360	248,474
First Solar, Inc.*	880	39,362
Infineon Technologies AG	9,796	81,989
Intel Corp.	69,785	1,690,193
KLA-Tencor Corp.	2,300	128,179
Lam Research Corp.*	2,219	98,390
Linear Technology Corp.	3,280	120,835
LSI Corp.*	7,625	54,443
Mellanox Technologies Ltd.*	322	15,898
Microchip Technology, Inc.	2,730	101,693
Micron Technology, Inc.*	14,405	206,424
NVIDIA Corp.	8,050	112,942
Rohm Co., Ltd.	900	36,298
STMicroelectronics N.V.	5,743	51,737
Sumco Corp.	1,000	11,000
Teradyne, Inc.*	2,620	46,033
Texas Instruments, Inc.	15,490	540,136
Tokyo Electron Ltd.	1,600	80,984
Xilinx, Inc.	3,635	143,982

		4,856,379

Software (0.9%)
Adobe Systems, Inc.*	6,985	318,236
Autodesk, Inc.*	3,090	104,875
BMC Software, Inc.*	1,700	76,738
CA, Inc.	4,555	130,410
Citrix Systems, Inc.*	2,580	155,651
Dassault Systemes S.A.	564	68,993
Electronic Arts, Inc.*	4,245	97,508
GungHo Online Entertainment, Inc.*	40	43,557
Intuit, Inc.	3,895	237,712
Konami Corp.	900	19,102
Microsoft Corp.	105,545	3,644,469
Nexon Co., Ltd.	976	10,766
NICE Systems Ltd.	539	19,589
Nintendo Co., Ltd.	1,000	117,967
Oracle Corp.	51,585	1,584,691
Oracle Corp. Japan	400	16,596
Red Hat, Inc.*	2,685	128,397
Sage Group plc	9,722	50,304
Salesforce.com, Inc.*	7,586	289,633
SAP AG	8,369	612,869
Symantec Corp.	9,700	217,959
Trend Micro, Inc.	1,000	31,760

		7,977,782

Total Information Technology		40,282,289

Materials (1.7%)
Chemicals (1.0%)
Air Liquide S.A.	2,850	351,939
Air Products and Chemicals, Inc.	2,915	266,927
Air Water, Inc.	1,000	14,086
Airgas, Inc.	955	91,164
Akzo Nobel N.V.	2,150	121,219
Arkema S.A.	563	51,686
Asahi Kasei Corp.	11,000	72,757
BASF SE	8,328	743,959
CF Industries Holdings, Inc.	846	145,089
Croda International plc	1,220	45,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Daicel Corp.	2,000	$17,524
Dow Chemical Co.	16,945	545,121
E.I. du Pont de Nemours & Co.	12,965	680,662
Eastman Chemical Co.	2,200	154,022
Ecolab, Inc.	3,740	318,611
EMS-Chemie Holding AG (Registered)	74	21,897
FMC Corp.	1,870	114,182
Fuchs Petrolub AG (Preference)	321	25,550
Givaudan S.A. (Registered)*	75	96,792
Hitachi Chemical Co., Ltd.	900	14,093
Incitec Pivot Ltd.	14,676	38,387
International Flavors & Fragrances, Inc.	1,115	83,803
Israel Chemicals Ltd.	4,013	39,639
Israel Corp., Ltd.*	29	17,460
Johnson Matthey plc	1,847	73,826
JSR Corp.	1,600	32,361
K+S AG (Registered)	1,553	57,420
Kaneka Corp.	2,000	13,208
Kansai Paint Co., Ltd.	2,148	27,419
Koninklijke DSM N.V.	1,390	90,573
Kuraray Co., Ltd.	3,000	42,105
Lanxess AG	750	45,180
Linde AG	1,694	316,086
LyondellBasell Industries N.V., Class A	5,360	355,154
Mitsubishi Chemical Holdings Corp.	12,000	56,382
Mitsubishi Gas Chemical Co., Inc.	3,000	22,051
Mitsui Chemicals, Inc.	7,000	15,810
Monsanto Co.	7,490	740,012
Mosaic Co.	3,845	206,899
Nitto Denko Corp.	1,500	96,491
Orica Ltd.	3,295	62,228
PPG Industries, Inc.	2,035	297,944
Praxair, Inc.	4,150	477,914
Sherwin-Williams Co.	1,275	225,165
Shin-Etsu Chemical Co., Ltd.	3,700	245,473
Showa Denko KK	13,000	17,171
Sigma-Aldrich Corp.	1,680	135,005
Sika AG	20	51,792
Solvay S.A.	535	70,126
Sumitomo Chemical Co., Ltd.	13,000	40,895
Syngenta AG (Registered)	840	328,690
Taiyo Nippon Sanso Corp.	2,000	13,813
Teijin Ltd.	8,000	17,584
Toray Industries, Inc.	13,000	84,150
Ube Industries Ltd.	9,000	16,697
Umicore S.A.	1,028	42,725
Yara International ASA	1,685	67,185

		8,458,065

Construction Materials (0.1%)
Boral Ltd.	6,835	26,317
CRH plc	6,508	131,726
Fletcher Building Ltd.	6,153	40,196
HeidelbergCement AG	1,268	85,281
Holcim Ltd. (Registered)*	2,064	143,893
Imerys S.A.	304	18,628
James Hardie Industries plc (CDI)	3,951	33,930
Lafarge S.A.	1,683	103,488

Taiheiyo Cement Corp.	10,000	$31,962
Vulcan Materials Co.	1,840	89,074

		704,495

Containers & Packaging (0.1%)
Amcor Ltd.	10,873	100,831
Ball Corp.	2,090	86,819
Bemis Co., Inc.	1,450	56,753
MeadWestvaco Corp.	2,400	81,864
Owens-Illinois, Inc.*	2,240	62,250
Rexam plc	7,114	51,666
Sealed Air Corp.	2,675	64,066
Toyo Seikan Kaisha Ltd.	1,465	22,555

		526,804

Metals & Mining (0.5%)
Alcoa, Inc.	14,970	117,065
Allegheny Technologies, Inc.	1,455	38,281
Alumina Ltd.*	21,988	19,807
Anglo American plc	12,529	241,249
Antofagasta plc	3,554	42,973
ArcelorMittal S.A.	9,015	100,611
BHP Billiton Ltd.	29,056	833,600
BHP Billiton plc	19,032	486,884
Boliden AB	2,465	30,564
Cliffs Natural Resources, Inc.	2,115	34,369
Daido Steel Co., Ltd.	2,000	10,143
Fortescue Metals Group Ltd.	12,626	35,103
Freeport-McMoRan Copper & Gold, Inc.	14,500	400,345
Fresnillo plc	1,616	21,678
Glencore Xstrata plc	90,172	373,246
Hitachi Metals Ltd.	1,000	11,252
Iluka Resources Ltd.	3,773	34,471
JFE Holdings, Inc.	4,400	96,580
Kobe Steel Ltd.*	22,000	27,284
Maruichi Steel Tube Ltd.	400	10,216
Mitsubishi Materials Corp.	10,000	35,189
Newcrest Mining Ltd.	6,894	62,229
Newmont Mining Corp.	6,935	207,703
Nippon Steel & Sumitomo Metal Corp.	68,145	184,139
Norsk Hydro ASA	8,389	33,477
Nucor Corp.	4,465	193,424
Randgold Resources Ltd.	787	48,897
Rio Tinto Ltd.	3,927	188,084
Rio Tinto plc	11,466	467,894
Sumitomo Metal Mining Co., Ltd.	5,000	55,757
ThyssenKrupp AG*	3,477	68,317
United States Steel Corp.	2,005	35,148
Vedanta Resources plc	958	14,862
Voestalpine AG	991	34,996
Yamato Kogyo Co., Ltd.	400	12,240

		4,608,077

Paper & Forest Products (0.0%)
International Paper Co.	6,245	276,716
Oji Holdings Corp.	7,000	28,231
Stora Enso Oyj, Class R	4,966	33,290
UPM-Kymmene Oyj	4,738	46,439

		384,676

Total Materials		14,682,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	75,581	$2,675,567
Belgacom S.A.	1,371	30,757
Bezeq Israeli Telecommunication Corp., Ltd.	17,165	22,934
BT Group plc	70,947	333,648
CenturyLink, Inc.	8,559	302,561
Deutsche Telekom AG (Registered)	25,311	295,328
Elisa Oyj	1,279	24,989
France Telecom S.A.	16,709	158,074
Frontier Communications Corp.	13,920	56,376
Hellenic Telecommunications Organization S.A.*	2,211	17,268
HKT Trust/HKT Ltd.	20,237	19,412
Iliad S.A.	231	49,958
Inmarsat plc	4,040	41,384
Koninklijke (Royal) KPN N.V.	29,060	60,408
Nippon Telegraph & Telephone Corp.	3,959	205,175
PCCW Ltd.	36,000	16,849
Portugal Telecom SGPS S.A. (Registered)	5,655	22,009
Singapore Telecommunications Ltd.	71,000	211,179
Swisscom AG (Registered)	211	92,393
TDC A/S	6,699	54,293
Telecom Corp. of New Zealand Ltd.	14,046	24,491
Telecom Italia S.p.A.	84,628	58,823
Telecom Italia S.p.A. (RNC)	54,301	30,181
Telefonica Deutschland Holding AG	2,519	18,230
Telefonica S.A.	36,908	472,967
Telekom Austria AG	1,996	12,637
Telenor ASA	6,326	125,388
TeliaSonera AB	21,487	140,115
Telstra Corp., Ltd.	39,243	171,194
Verizon Communications, Inc.	40,195	2,023,416
Vivendi S.A.	10,747	203,538
Windstream Corp.	8,255	63,646
Ziggo N.V.	1,534	61,399

		8,096,587

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	4,070	294,627
KDDI Corp.	4,856	252,641
Millicom International Cellular S.A. (SDR)	570	41,062
NTT DOCOMO, Inc.	138	214,416
Softbank Corp.	8,600	502,057
Sprint Nextel Corp.*	38,585	270,867
StarHub Ltd.	4,924	16,239
Tele2 AB, Class B	2,864	33,632
Vodafone Group plc	441,368	1,261,035

		2,886,576

Total Telecommunication Services		10,983,163

Utilities (1.2%)
Electric Utilities (0.6%)
Acciona S.A.	233	$12,298
American Electric Power Co., Inc.	6,760	302,713
Cheung Kong Infrastructure Holdings Ltd.	5,000	33,329
Chubu Electric Power Co., Inc.	5,800	82,222
Chugoku Electric Power Co., Inc.	2,700	42,414
CLP Holdings Ltd.	15,500	125,402
Contact Energy Ltd.	3,318	13,165
Duke Energy Corp.	9,879	666,833
EDF S.A.	2,166	50,284
Edison International	4,535	218,406
EDP - Energias de Portugal S.A.	17,197	55,402
Enel S.p.A.	59,313	186,063
Entergy Corp.	2,460	171,413
Exelon Corp.	11,990	370,251
FirstEnergy Corp.	5,820	217,319
Fortum Oyj	4,003	75,031
Hokkaido Electric Power Co., Inc.*	1,600	21,875
Hokuriku Electric Power Co.	1,500	23,563
Iberdrola S.A.	42,503	224,394
Kansai Electric Power Co., Inc.*	6,300	86,325
Kyushu Electric Power Co., Inc.*	3,800	57,318
NextEra Energy, Inc.	5,930	483,176
Northeast Utilities	4,360	183,207
Pepco Holdings, Inc.	3,480	70,157
Pinnacle West Capital Corp.	1,510	83,760
Power Assets Holdings Ltd.	12,500	107,819
PPL Corp.	8,300	251,158
Red Electrica Corporacion S.A.	976	53,675
Shikoku Electric Power Co., Inc.*	1,600	28,893
Southern Co.	12,225	539,489
SP AusNet	15,046	16,168
SSE plc	8,727	202,153
Terna Rete Elettrica Nazionale S.p.A.	13,601	56,510
Tohoku Electric Power Co., Inc.*	4,100	51,219
Tokyo Electric Power Co., Inc.*	13,000	67,241
Verbund AG	614	11,661
Xcel Energy, Inc.	6,960	197,246

		5,439,552

Gas Utilities (0.1%)
AGL Resources, Inc.	1,673	71,705
APA Group	7,455	40,840
Enagas S.A.	1,721	42,529
Gas Natural SDG S.A.	3,156	63,633
Hong Kong & China Gas Co., Ltd.	50,600	123,694
ONEOK, Inc.	2,850	117,733
Osaka Gas Co., Ltd.	16,000	67,594
Snam S.p.A.	18,306	83,398
Toho Gas Co., Ltd.	3,633	18,791
Tokyo Gas Co., Ltd.	22,000	121,557

		751,474

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	8,700	104,313
Electric Power Development Co., Ltd.	1,100	34,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Enel Green Power S.p.A.	15,769	$32,739
NRG Energy, Inc.	4,490	119,883

		291,317

Multi-Utilities (0.5%)
AGL Energy Ltd.	4,919	65,141
Ameren Corp.	3,360	115,718
CenterPoint Energy, Inc.	5,980	140,470
Centrica plc	46,827	256,540
CMS Energy Corp.	3,665	99,578
Consolidated Edison, Inc.	4,130	240,820
Dominion Resources, Inc.	8,140	462,515
DTE Energy Co.	2,400	160,824
E.ON SE	16,228	266,363
GDF Suez S.A.	11,973	234,471
Integrys Energy Group, Inc.	1,115	65,261
National Grid plc	33,200	376,697
NiSource, Inc.	4,365	125,014
PG&E Corp.	6,145	281,011
Public Service Enterprise Group, Inc.	7,095	231,723
RWE AG	4,410	140,752
RWE AG (Preference)	352	10,882
SCANA Corp.	1,970	96,727
Sempra Energy	3,200	261,632
Suez Environnement Co. S.A.	2,529	32,668
TECO Energy, Inc.	2,815	48,390
Veolia Environnement S.A.	3,058	34,793
Wisconsin Energy Corp.	3,190	130,758

		3,878,748

Water Utilities (0.0%)
Severn Trent plc	2,148	54,363
United Utilities Group plc	6,145	63,928

		118,291

Total Utilities		10,479,382

Total Common Stocks (35.2%) (Cost $277,887,732)		302,770,355

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (10.7%)
SPDR S&P 500 ETF (Cost $81,074,954)	574,327	91,898,064

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Government Securities (30.3%)
U.S. Government Agencies (4.1%)
Federal Home Loan Bank
0.375%, 11/27/13	$510,000	510,342
0.375%, 1/29/14	2,010,000	2,011,450
0.250%, 2/20/15	3,220,000	3,214,844
4.750%, 12/16/16	100,000	113,305
5.000%, 11/17/17	3,710,000	4,282,290
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	95,000	95,918
1.375%, 2/25/14	825,000	830,992
1.000%, 8/27/14	730,000	736,273
0.750%, 11/25/14	1,430,000	1,439,246
0.500%, 4/17/15	1,060,000	1,062,012

2.000%, 8/25/16	$1,135,000	$1,172,075
0.750%, 1/12/18	970,000	939,733
0.875%, 3/7/18	2,130,000	2,048,238
3.750%, 3/27/19	80,000	87,771
2.375%, 1/13/22	2,418,000	2,339,940
Federal National Mortgage Association
0.500%, 8/9/13	500,000	500,126
0.750%, 12/18/13	260,000	260,646
1.250%, 2/27/14	1,035,000	1,041,719
0.875%, 8/28/14	4,535,000	4,562,313
4.625%, 10/15/14	25,000	26,375
2.625%, 11/20/14	1,015,000	1,048,171
0.500%, 5/27/15	2,800,000	2,803,265
0.500%, 3/30/16	1,525,000	1,514,353
1.250%, 1/30/17	1,070,000	1,082,243
1.125%, 4/27/17	1,045,000	1,037,400
0.875%, 12/20/17	960,000	934,727

		35,695,767

U.S. Treasuries (26.2%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,567,285
U.S. Treasury Notes
0.750%, 8/15/13	395,000	395,319
0.125%, 9/30/13	495,000	495,041
0.500%, 10/15/13	2,135,000	2,137,444
0.250%, 11/30/13	610,000	610,357
2.000%, 11/30/13	829,100	835,577
0.125%, 12/31/13	245,000	245,000
1.000%, 1/15/14	1,162,100	1,167,593
0.250%, 1/31/14	1,095,000	1,095,813
1.250%, 2/15/14	640,000	644,415
0.250%, 2/28/14	1,785,000	1,786,318
1.250%, 3/15/14	1,022,000	1,029,905
0.750%, 6/15/14	2,645,000	2,658,969
2.625%, 6/30/14	740,000	757,864
2.625%, 7/31/14	3,300,000	3,386,187
0.500%, 8/15/14	1,095,000	1,098,593
4.250%, 8/15/14	470,000	491,229
2.375%, 8/31/14	3,285,000	3,367,356
0.250%, 9/15/14	3,195,000	3,196,123
2.375%, 9/30/14	1,625,000	1,668,551
0.500%, 10/15/14	5,615,000	5,635,135
2.375%, 10/31/14	2,025,000	2,082,744
0.375%, 11/15/14	5,345,000	5,355,794
2.125%, 11/30/14	4,305,000	4,419,436
0.250%, 12/15/14	2,695,000	2,695,579
2.625%, 12/31/14	3,295,000	3,411,792
2.250%, 1/31/15	3,760,000	3,877,089
0.250%, 2/15/15	5,575,000	5,571,734
4.000%, 2/15/15	950,000	1,006,929
2.375%, 2/28/15	1,665,000	1,722,540
0.375%, 3/15/15	3,680,000	3,684,313
0.375%, 4/15/15	1,645,000	1,646,452
0.125%, 4/30/15	7,300,000	7,272,311
2.500%, 4/30/15	1,510,600	1,570,139
1.250%, 8/31/15	2,865,000	2,916,010
1.250%, 9/30/15	1,940,000	1,975,284
1.375%, 11/30/15	2,135,000	2,180,435
2.125%, 12/31/15	3,406,000	3,542,426
0.375%, 1/15/16	1,255,000	1,250,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

2.000%, 1/31/16	$2,250,000	$2,334,832
2.125%, 2/29/16	705,000	734,131
1.500%, 6/30/16	2,275,000	2,329,920
3.250%, 7/31/16	1,285,000	1,384,156
1.000%, 8/31/16	1,310,000	1,320,071
3.000%, 8/31/16	990,000	1,060,151
1.000%, 9/30/16	4,255,000	4,283,888
3.000%, 9/30/16	1,445,000	1,548,747
1.000%, 10/31/16	885,000	890,241
3.125%, 10/31/16	710,000	763,805
0.875%, 11/30/16	2,429,000	2,430,556
0.875%, 12/31/16	1,355,000	1,354,185
0.875%, 1/31/17	1,375,000	1,372,894
3.125%, 1/31/17	1,327,100	1,431,609
0.875%, 2/28/17	845,000	842,894
3.000%, 2/28/17	735,000	789,683
3.250%, 3/31/17	910,000	986,497
2.750%, 5/31/17	505,000	538,452
2.500%, 6/30/17	520,000	549,408
0.500%, 7/31/17	1,670,000	1,629,946
2.375%, 7/31/17	2,114,100	2,222,448
4.750%, 8/15/17	1,974,000	2,265,751
1.875%, 8/31/17	2,110,000	2,173,943
0.750%, 10/31/17	3,870,000	3,797,135
1.875%, 10/31/17	3,710,000	3,817,271
2.250%, 11/30/17	4,910,000	5,130,528
0.750%, 12/31/17	2,475,000	2,421,246
2.750%, 12/31/17	5,365,000	5,721,647
2.625%, 1/31/18	5,365,000	5,693,648
3.500%, 2/15/18	1,150,000	1,265,494
2.750%, 2/28/18	2,420,000	2,582,159
2.875%, 3/31/18	2,420,000	2,595,355
1.000%, 5/31/18	6,135,000	6,029,555
3.750%, 11/15/18	1,735,000	1,939,527
1.375%, 12/31/18	1,240,000	1,229,722
1.250%, 1/31/19	1,250,000	1,229,980
1.375%, 2/28/19	1,355,000	1,340,159
1.500%, 3/31/19	1,215,000	1,208,336
3.125%, 5/15/19	1,990,000	2,159,508
3.625%, 8/15/19	1,755,000	1,954,810
3.375%, 11/15/19	2,580,000	2,838,887
3.625%, 2/15/20	1,905,000	2,125,042
1.250%, 2/29/20	1,020,000	981,941
1.125%, 3/31/20	7,030,000	6,698,272
3.500%, 5/15/20	3,200,000	3,540,350
2.625%, 8/15/20	2,915,000	3,046,084
2.625%, 11/15/20	1,695,000	1,766,097
3.625%, 2/15/21	1,750,000	1,945,070
3.125%, 5/15/21	2,430,000	2,609,345
2.125%, 8/15/21	$2,355,000	$2,345,286
2.000%, 11/15/21	1,585,000	1,557,535
2.000%, 2/15/22	2,415,000	2,361,945
1.750%, 5/15/22	2,015,000	1,921,350
1.625%, 8/15/22	4,960,000	4,653,487
1.625%, 11/15/22	2,585,000	2,413,037
2.000%, 2/15/23	4,300,000	4,138,212
1.750%, 5/15/23	4,540,000	4,251,923

		224,999,702

Total Long-Term Debt Securities (30.3%) (Cost $264,240,454)		260,695,469

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Discretionary (0.0%)
Specialty Retail (0.0%)
Groupe Fnac, expiring 5/15/15*	705	1,838

Total Consumer Discretionary		1,838

Financials (0.0%)
Real Estate Management & Development (0.0%)
New World Development Co., Ltd., expiring 12/31/49*†(b)	423	—

Total Financials		—

Total Rights (0.0%) (Cost $—)		1,838

Total Investments (76.2%) (Cost $623,203,140)		655,365,726
Other Assets Less Liabilities (23.8%)		204,166,470

Net Assets (100%)		$859,532,196

*	Non-income producing.
†	Securities (totaling $11,607 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$—	$333,646	$333,646	$—	$—	$1,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	196	September-13	$25,399,259	$24,806,250	$(593,009)
E-Mini MSCI EAFE Index	697	September-13	58,048,725	57,143,545	(905,180)
Russell 2000 Mini Index	370	September-13	36,232,877	36,063,900	(168,977)
S&P 500 E-Mini Index	3	September-13	245,094	239,895	(5,199)
S&P MidCap 400 E-Mini Index	313	September-13	36,482,328	36,242,270	(240,058)
U.S. Ultra Bond	13	September-13	1,964,422	1,915,063	(49,359)

					$(1,961,782)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	BNP Paribas	1,573	$1,430,314	$1,451,360	$(21,046)
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	Goldman Sachs Group, Inc.	900	818,362	848,556	(30,194)
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	Goldman Sachs Group, Inc.	2,449	2,226,854	2,256,215	(29,361)
British Pound vs. U.S. Dollar, expiring 9/17/13	Citibank N.A.	1,680	2,553,862	2,633,109	(79,247)
British Pound vs. U.S. Dollar, expiring 9/17/13	Citibank N.A.	98	148,975	153,598	(4,623)
British Pound vs. U.S. Dollar, expiring 9/17/13	Royal Bank of Scotland	1,041	1,582,483	1,585,349	(2,866)
European Union Euro vs. U.S. Dollar, expiring 9/17/13	JPMorgan Chase Bank	1,138	1,481,792	1,517,572	(35,780)
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	822,867	8,299,738	8,420,877	(121,139)
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	277,162	2,795,558	2,821,941	(26,383)
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	BNP Paribas	111,007	1,119,657	1,178,790	(59,133)
Swiss Franc vs. U.S. Dollar, expiring 9/17/13	BNP Paribas	856	906,893	929,595	(22,702)
Swiss Franc vs. U.S. Dollar, expiring 9/17/13	UBS AG	1,315	1,393,182	1,390,835	2,347

					$(430,127)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	372	$348,600	$338,256	$10,344
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	Brown Brothers Harriman & Co.	940	939,924	854,733	85,191
Australian Dollar vs. U.S. Dollar, expiring 9/17/13	UBS AG	6,456	6,095,529	5,870,382	225,147
British Pound vs. U.S. Dollar, expiring 9/17/13	HSBC Bank plc	1,680	2,607,881	2,553,863	54,018
British Pound vs. U.S. Dollar, expiring 9/17/13	HSBC Bank plc	98	151,651	148,975	2,676
British Pound vs. U.S. Dollar, expiring 9/17/13	HSBC Bank plc	1,765	2,731,258	2,683,076	48,182
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	1,865	2,464,754	2,428,420	36,334
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	3,573	4,728,944	4,652,410	76,534
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Brown Brothers Harriman & Co.	1,523	1,987,576	1,983,101	4,475
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Royal Bank of Scotland	1,057	1,368,745	1,376,322	(7,577)
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	420,437	4,242,116	4,240,681	1,435
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	Barclays Bank plc	81,327	854,827	820,294	34,533
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	BNP Paribas	1,186,561	12,226,790	11,968,089	258,701
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	BNP Paribas	506,846	5,207,634	5,112,234	95,400
Japanese Yen vs. U.S. Dollar, expiring 9/17/13	JPMorgan Chase Bank	107,761	1,053,621	1,086,917	(33,296)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc vs. U.S. Dollar, expiring 9/17/13	Royal Bank of Scotland	2,873	$3,074,651	$3,043,813	$30,838
Swiss Franc vs. U.S. Dollar, expiring 9/17/13	UBS AG	1,736	1,872,809	1,839,213	33,596

					$956,531

					$526,404

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,541,479	$11,995,882	$—	$36,537,361
Consumer Staples	21,076,795	12,053,954	—	33,130,749
Energy	21,158,143	7,090,980	—	28,249,123
Financials	33,456,805	25,381,691	—	58,838,496
Health Care	25,530,384	10,753,237	—	36,283,621
Industrials	20,492,631	12,799,816	11,607	33,304,054
Information Technology	35,763,539	4,518,750	—	40,282,289
Materials	6,581,551	8,100,566	—	14,682,117
Telecommunication Services	5,687,060	5,296,103	—	10,983,163
Utilities	6,629,203	3,850,179	—	10,479,382
Forward Currency Contracts	—	999,751	—	999,751
Government Securities
U.S. Government Agencies	—	35,695,767	—	35,695,767
U.S. Treasuries	—	224,999,702	—	224,999,702
Investment Companies
Exchange Traded Funds (ETFs)	91,898,064	—	—	91,898,064
Rights
Consumer Discretionary	—	1,838	—	1,838
Financials	—	—	—	—

Total Assets	$292,815,654	$363,538,216	$11,607	$656,365,477

Liabilities:
Forward Currency Contracts	$—	$(473,347)	$—	$(473,347)
Futures	(1,961,782)	—	—	(1,961,782)

Total Liabilities	$(1,961,782)	$(473,347)	$—	$(2,435,129)

Total	$290,853,872	$363,064,869	$11,607	$653,930,348

There were no transfers between Level 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	999,751
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$999,751

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(642,368	)*
Foreign exchange contracts	Payables	(473,347)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,319,414	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,435,129)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(13,222)	$—	$—	$(13,222)
Foreign exchange contracts	—	—	1,863,225	—	1,863,225
Credit contracts	—	—	—	—	—
Equity contracts	—	11,345,378	—	—	11,345,378
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,332,156	$1,863,225	$—	$13,195,381

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(619,705)	$—	$—	$(619,705)
Foreign exchange contracts	—	—	401,269	—	401,269
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,216,675)	—	—	(2,216,675)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,836,380)	$401,269	$—	$(2,435,111)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $ 62,948,000 and future contracts with an average notional balance of approximately $122,992,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Barclays Bank plc
Forward foreign currency contracts	$159,180	$(147,522)	$—	$11,658
BNP Paribas
Forward foreign currency contracts	354,101	(102,881)	—	251,220
Brown Brothers Harriman & Co.
Forward foreign currency contracts	89,666	—	—	89,666
Citibank N.A.
Forward foreign currency contracts	—	(83,870)	—	(83,870)
Goldman Sachs Group, Inc.
Futures contracts	6,107,727	—	—	6,107,727
Forward foreign currency contracts	—	(59,555)	—	(59,555)
HSBC Bank plc
Forward foreign currency contracts	104,876	—	—	104,876
JPMorgan Chase Bank
Forward foreign currency contracts	—	(69,076)	—	(69,076)
Royal Bank of Scotland
Forward foreign currency contracts	30,838	(10,443)	—	20,395
UBS AG
Forward foreign currency contracts	261,090	—	—	261,090

Total	$7,107,478	$(473,347)	$—	$6,634,131

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$244,702,790
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,046,985

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,388,313
Aggregate gross unrealized depreciation	(10,522,570)

Net unrealized appreciation	$31,865,743

Federal income tax cost of investments	$623,499,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $623,203,140)	$655,365,726
Cash	191,895,957
Foreign cash (Cost $380,512)	374,993
Receivable for securities sold	16,997,340
Due from broker for futures variation margin	6,107,727
Receivable from Separate Accounts for Trust shares sold	3,838,238
Dividends, interest and other receivables	2,174,984
Unrealized appreciation on forward foreign currency contracts	999,751
Other assets	9,455

Total assets	877,764,171

LIABILITIES
Payable for securities purchased	16,852,662
Investment management fees payable	527,525
Unrealized depreciation on forward foreign currency contracts	473,347
Distribution fees payable - Class IB	172,717
Administrative fees payable	106,302
Payable to Separate Accounts for Trust shares redeemed	6,513
Trustees’ fees payable	813
Accrued expenses	92,096

Total liabilities	18,231,975

NET ASSETS	$859,532,196

Net assets were comprised of:
Paid in capital	$808,260,778
Accumulated undistributed net investment income (loss)	1,516,969
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	19,041,437
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	30,713,012

Net assets	$859,532,196

Class IB
Net asset value, offering and redemption price per share, $859,532,196 / 78,913,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $177,552 foreign withholding tax)	$4,705,045
Interest	883,098

Total income	5,588,143

EXPENSES
Investment management fees	2,676,894
Distribution fees - Class IB	892,298
Administrative fees	551,498
Custodian fees	51,418
Printing and mailing expenses	37,787
Recoupment fees	29,594
Professional fees	29,095
Trustees’ fees	8,967
Miscellaneous	6,652

Total expenses	4,284,203

NET INVESTMENT INCOME (LOSS)	1,303,940

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($1,710 of realized gain (loss) from affiliates)	2,463,959
Futures	11,332,156
Foreign currency transactions	2,169,048

Net realized gain (loss)	15,965,163

Change in unrealized appreciation (depreciation) on:
Securities	20,505,362
Futures	(2,836,380)
Foreign currency translations	386,301

Net change in unrealized appreciation (depreciation)	18,055,283

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,020,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,324,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,303,940	$1,998,206
Net realized gain (loss) on investments, futures and foreign currency transactions	15,965,163	5,671,598
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	18,055,283	12,591,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,324,386	20,261,245

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(2,248,331)
Distributions from net realized capital gains
Class IB	—	(2,395,123)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,643,454)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 26,570,972 and 49,886,252 shares, respectively ]	287,751,631	501,267,685
Capital shares issued in reinvestment of dividends and distributions [ 0 and 452,901 shares, respectively ]	—	4,643,454
Capital shares repurchased [ (2,960,403) and (1,906,789) shares, respectively ]	(31,920,339)	(19,242,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	255,831,292	486,668,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	291,155,678	502,286,375
NET ASSETS:
Beginning of period	568,376,518	66,090,143

End of period (a)	$859,532,196	$568,376,518

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,516,969	$213,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	February 18, 2011* to December 31, 2011
Net asset value, beginning of period	$10.28	$9.62	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.07 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.59	0.68	(0.52)†

Total from investment operations	0.61	0.75	(0.38)

Less distributions:
Dividends from net investment income	—	(0.04)	—
Distributions from net realized gains	—	(0.05)	—

Total dividends and distributions	—	(0.09)	—

Net asset value, end of period	$10.89	$10.28	$9.62

Total return (b)	5.93%	7.80%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$859,532	$568,377	$66,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%	1.26%
Before waivers (a)(f)	1.20%	1.22%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%	0.67%	1.67%
Before waivers (a)(f)	0.37%	0.65%	1.08%
Portfolio turnover rate	15%	96%	131%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	80.2%
Asset-Backed and Mortgage-Backed Securities	7.9
Investment Companies	6.9
Cash and Other	5.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on May 20, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$998.00	$1.01
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	998.00	0.73
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for and the hypothetical example (to reflect the one-half year period), and multiplied by 41/365 for Class K and 41/365 for Class IB (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.9%)
Asset-Backed Securities (4.4%)
Ally Auto Receivables Trust,
Series 2012-SN1 A3 0.570%, 8/20/15	$35,000	$34,934
Series 2013-SN1 A3 0.720%, 5/20/16	19,000	18,964
AmeriCredit Automobile Receivables Trust,
Series 2012-3 A3 0.960%, 1/9/17	70,000	70,180
Series 2013-3 A3 0.920%, 4/9/18	25,000	24,980
CarMax Auto Owner Trust,
Series 2011-3 A3 1.070%, 6/15/16	25,000	25,094
Chase Issuance Trust,
Series 2012-A6 A 0.322%, 8/15/17 (l)	100,000	99,708
CNH Equipment Trust,
Series 2013-A A3 0.690%, 6/15/18	70,000	69,923
Discover Card Execution Note Trust,
Series 2011-A1 A1 0.542%, 8/15/16	100,000	100,089
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A1 0.740%, 9/15/16	100,000	100,127
GE Capital Credit Card Master Note Trust,
Series 2012-1 A 1.030%, 1/15/18	100,000	100,385
Nissan Master Owner Trust Receivables,
Series 2012-A A 0.663%, 5/15/17 (l)	33,000	33,163

		677,547

Non-Agency CMO (3.5%)
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A 5.939%, 3/15/49 (l)	7,991	8,768
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5 A1 1.600%, 8/15/46	34,572	34,796
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1 1.085%, 7/15/45	23,737	23,551
Merrill Lynch Mortgage Trust,
Series 2006-C2 A1A 5.739%, 8/12/43 (l)	11,954	13,241
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49 (l)	32,073	35,176
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1 0.738%, 2/15/46	103,239	102,062
Series 2013-C8 A1 0.777%, 12/15/48	163,907	162,042
Morgan Stanley Capital I Trust,
Series 2007-T27 A1A 5.816%, 6/11/42 (l)	22,246	25,098

Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A1A 5.914%, 5/15/43 (l)	$14,754	$16,280
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 A1 0.673%, 11/15/45	111,388	110,222

		531,236

Total Asset-Backed and Mortgage-Backed Securities		1,208,783

Government Securities (80.2%)
Agency CMO (6.4%)
Federal National Mortgage Association
2.500% 7/25/28 TBA	965,000	970,579

U.S. Government Agencies (24.4%)
Federal Home Loan Bank
0.165% 6/26/14 (l)	300,000	300,092
5.500% 8/13/14	1,605,000	1,699,862
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	1,690,000	1,720,562

		3,720,516

U.S. Treasuries (49.4%)
U.S. Treasury Notes
0.125% 12/31/14	3,795,000	3,788,121
2.625% 12/31/14	3,615,000	3,743,135

		7,531,256

Total Government Securities		12,222,351

Total Long-Term Debt Securities (88.1%) (Cost $13,433,233)		13,431,134

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (6.9%)
iShares 1-3 Year Credit Bond ETF (Cost $1,050,319)	10,000	1,050,300

Total Investments (95.0%) (Cost $14,483,552)		14,481,434
Other Assets Less Liabilities (5.0%)		767,774

Net Assets (100%)		$15,249,208

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.

Glossary:

CMO	— Collateralized Mortgage Obligation
TBA	— To Be Announced; Security is subject to delayed delivery

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	3	September-13	$385,250	$379,688	$5,562
2 Year U.S. Treasury Notes	1	September-13	220,217	220,000	217
5 Year U.S. Treasury Notes	6	September-13	728,255	726,281	1,974

					$7,753

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$677,547	$—	$677,547
Non-Agency CMO	—	531,236	—	531,236
Futures	7,753	—	—	7,753
Government Securities
Agency CMO	—	970,579	—	970,579
U.S. Government Agencies	—	3,720,516	—	3,720,516
U.S. Treasuries	—	7,531,256	—	7,531,256
Investment Companies
Exchange Traded Funds (ETFs)	1,050,300	—	—	1,050,300

Total Assets	$1,058,053	$13,431,134	$—	$14,489,187

Total Liabilities	$—	$—	$—	$—

Total	$1,058,053	$13,431,134	$—	$14,489,187

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$7,753	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,753

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$2,037	$—	$—	$2,037
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,037	$—	$—	$2,037

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$7,753	$—	$—	$7,753
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$7,753	$—	$—	$7,753

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $850,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$7,700	$—	$—	$7,700

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,310,991
Long-term U.S. government debt securities	7,535,489

$14,846,480

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$347,022
Long-term U.S. government debt securities	—

$347,022

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,652
Aggregate gross unrealized depreciation	(4,770)

Net unrealized depreciation	$(2,118)

Federal income tax cost of investments	$14,483,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $14,483,552)	$14,481,434
Cash	1,964,018
Dividends, interest and other receivables	43,159
Receivable from Separate Accounts for Trust shares sold	32,173
Due from broker for futures variation margin	7,700
Receivable from investment manager	4,504
Deferred offering cost	1,199

Total assets	16,534,187

LIABILITIES
Payable for forward commitments	971,052
Payable for securities purchased	300,077
Distribution fees payable - Class IB	1,270
Payable to Separate Accounts for Trust shares redeemed	311
Trustees’ fees payable	12
Accrued expenses	12,257

Total liabilities	1,284,979

NET ASSETS	$15,249,208

Net assets were comprised of:
Paid in capital	$15,250,997
Accumulated undistributed net investment income (loss)	(4,764)
Accumulated undistributed net realized gain (loss) on investments and futures	(2,660)
Net unrealized appreciation (depreciation) on investments and futures	5,635

Net assets	$15,249,208

Class IB
Net asset value, offering and redemption price per share, $12,753,049 / 1,277,652 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class K
Net asset value, offering and redemption price per share, $2,496,159 / 250,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Interest	$1,958
Dividends	396

Total income	2,354

EXPENSES
Professional fees	6,577
Custodian fees	5,467
Administrative fees	4,250
Investment management fees	3,910
Distribution fees - Class IB	1,471
Offering costs	160
Printing and mailing expenses	87
Trustees’ fees	13
Miscellaneous	126

Gross expenses	22,061
Less: Waiver from investment advisor	(8,160)
Reimbursement from investment advisor	(6,783)

Net expenses	7,118

NET INVESTMENT INCOME (LOSS)	(4,764)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,697)
Futures	2,037

Net realized gain (loss)	(2,660)

Change in unrealized appreciation (depreciation) on:
Securities	(2,118)
Futures	7,753

Net change in unrealized appreciation (depreciation)	5,635

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,789)

*	The Portfolio commenced operations on May 20, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 20, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,764)
Net realized gain (loss) on investments and futures	(2,660)
Net change in unrealized appreciation (depreciation) on investments and futures	5,635

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,789)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,300,973 shares ]	12,983,749
Capital shares repurchased [ (23,321) shares ]	(232,752)

Total Class IB transactions	12,750,997

Class K
Capital shares sold [ 250,000 shares ]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,250,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,249,208
NET ASSETS:
Beginning of period	—
End of period (a)	$15,249,208

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,764)

* The Portfolio commenced operations on May 20, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	May 20, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.01	)†

Total from investment operations	(0.02)

Total dividends and distributions	—

Net asset value, end of period	$9.98

Total return (b)	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,753
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%
Before waivers and reimbursements (a)(f)	1.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.63	)%(l)
Before waivers and reimbursements (a)(f)	(1.57	)%(l)
Portfolio turnover rate	4%

Class K	May 20, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	(0.02	)†

Total from investment operations	(0.02)

Total dividends and distributions	—

Net asset value, end of period	$9.98

Total return (b)	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,496
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%
Before waivers and reimbursements (a)(f)	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.37	)%(l)
Before waivers and reimbursements (a)(f)	(1.66	)%(l)
Portfolio turnover rate	4%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2013	% of Net Assets
Government Securities	62.4%
Corporate Bonds	30.4
Cash and Other	7.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class K
Actual	$1,000.00	$996.80	$2.93
Hypothetical (5% average return before expenses)	1,000.00	1,021.86	2.97

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59% multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.4%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
Johnson Controls, Inc.
1.750%, 3/1/14	$900,000	$906,535
5.000%, 3/30/20	31,000	34,205

		940,740

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	251,260

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	23,000	26,726
McDonald’s Corp.
5.350%, 3/1/18	127,000	145,261
3.500%, 7/15/20	17,000	17,719
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	357,088

		546,794

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,290
Whirlpool Corp.
8.600%, 5/1/14	11,000	11,687

		51,977

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	485,000	439,831

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	54,000	69,760
Comcast Corp.
5.300%, 1/15/14	154,000	157,919
5.900%, 3/15/16	559,000	628,227
5.700%, 7/1/19	61,000	71,062
2.850%, 1/15/23	960,000	902,016
COX Communications, Inc.
5.450%, 12/15/14	20,000	21,338
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	161,207
3.550%, 3/15/15	58,000	60,260
2.400%, 3/15/17	695,000	697,659
5.200%, 3/15/20	61,000	65,823
Discovery Communications LLC
5.050%, 6/1/20	150,000	165,064
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	399,405
News America, Inc.
5.300%, 12/15/14	31,000	32,930
6.900%, 3/1/19	154,000	185,053
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	88,866
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	354,661
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	143,479
4.700%, 10/15/19	31,000	35,682

Time Warner Cable, Inc.
7.500%, 4/1/14	$77,000	$80,765
5.850%, 5/1/17	154,000	169,554
8.250%, 4/1/19	154,000	184,985
5.000%, 2/1/20	57,000	59,497
4.125%, 2/15/21	405,000	398,115
Time Warner, Inc.
5.875%, 11/15/16	267,000	305,758
4.700%, 1/15/21	120,000	127,716
Viacom, Inc.
4.375%, 9/15/14	77,000	80,319
5.625%, 9/15/19	61,000	69,912
4.500%, 3/1/21	90,000	95,238
Walt Disney Co.
4.500%, 12/15/13	154,000	156,795
1.350%, 8/16/16	515,000	519,840
6.000%, 7/17/17	154,000	180,707
WPP Finance 2010
3.625%, 9/7/22	760,000	712,199

		7,381,811

Multiline Retail (0.4%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	105,439
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22 (b)	685,000	676,437
Nordstrom, Inc.
6.750%, 6/1/14	18,000	18,974
6.250%, 1/15/18	123,000	143,912
4.750%, 5/1/20	21,000	23,139
Target Corp.
6.000%, 1/15/18	905,000	1,059,446
3.875%, 7/15/20	135,000	143,963
2.900%, 1/15/22	820,000	804,922

		2,976,232

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	82,140
Home Depot, Inc.
5.400%, 3/1/16	496,000	551,574
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	118,503
4.625%, 4/15/20	61,000	67,803
Staples, Inc.
9.750%, 1/15/14	154,000	160,919
TJX Cos., Inc.
6.950%, 4/15/19	45,000	55,172

		1,036,111

Total Consumer Discretionary		13,624,756

Consumer Staples (2.5%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	283,470
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	100,000	105,090
1.375%, 7/15/17	555,000	546,827
5.375%, 1/15/20	466,000	538,303
2.500%, 7/15/22	1,175,000	1,087,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Beam, Inc.
6.375%, 6/15/14	$49,000	$51,568
Bottling Group LLC
6.950%, 3/15/14	154,000	160,653
5.125%, 1/15/19	154,000	174,066
Coca-Cola Co.
1.500%, 11/15/15	395,000	401,998
3.300%, 9/1/21	480,000	490,165
Diageo Capital plc
7.375%, 1/15/14	154,000	159,678
5.750%, 10/23/17	92,000	105,732
Diageo Finance B.V.
3.250%, 1/15/15	31,000	32,213
Diageo Investment Corp.
2.875%, 5/11/22	365,000	351,468
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	358,410
PepsiCo, Inc.
3.100%, 1/15/15	77,000	79,957
5.000%, 6/1/18	92,000	103,870
4.500%, 1/15/20	252,000	277,773
2.750%, 3/5/22	1,035,000	993,918

		6,302,205

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	105,081
CVS Caremark Corp.
3.250%, 5/18/15	46,000	47,906
6.125%, 8/15/16	89,000	101,372
5.750%, 6/1/17	92,000	105,570
4.750%, 5/18/20	46,000	50,435
Kroger Co.
3.900%, 10/1/15	61,000	64,088
6.150%, 1/15/20	304,000	354,974
Safeway, Inc.
6.350%, 8/15/17	92,000	105,249
5.000%, 8/15/19	154,000	163,670
Sysco Corp.
5.250%, 2/12/18	61,000	69,889
Walgreen Co.
4.875%, 8/1/13	92,000	92,313
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	132,392
5.800%, 2/15/18	547,000	639,970
2.550%, 4/11/23	1,095,000	1,027,522

		3,060,431

Food Products (0.8%)
Campbell Soup Co.
3.375%, 8/15/14	61,000	62,818
3.050%, 7/15/17	31,000	32,086
4.500%, 2/15/19	61,000	66,394
ConAgra Foods, Inc.
3.200%, 1/25/23	965,000	921,812
General Mills, Inc.
5.250%, 8/15/13	200,000	201,123
5.700%, 2/15/17	925,000	1,054,025
5.650%, 2/15/19	199,000	231,417
H.J. Heinz Co.
5.350%, 7/15/13 (b)	154,000	154,000

Ingredion, Inc.
3.200%, 11/1/15	$31,000	$32,243
4.625%, 11/1/20	31,000	32,871
Kellogg Co.
4.450%, 5/30/16	230,000	250,323
3.250%, 5/21/18	960,000	1,006,855
Kraft Foods Group, Inc.
2.250%, 6/5/17	490,000	492,662
5.375%, 2/10/20	129,000	145,610
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	31,864
4.900%, 11/1/19	46,000	50,152
Mondelez International, Inc.
4.125%, 2/9/16	176,000	188,386
6.125%, 2/1/18	246,000	284,025
5.375%, 2/10/20	118,000	131,843

		5,370,509

Household Products (0.2%)
Clorox Co.
3.550%, 11/1/15	31,000	32,397
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,898
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	475,695
Procter & Gamble Co.
1.800%, 11/15/15	485,000	496,260
4.850%, 12/15/15	92,000	100,932

		1,124,182

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	203,893
9.250%, 8/6/19	307,000	406,504
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	58,769
6.875%, 5/1/20	46,000	52,704
Philip Morris International, Inc.
5.650%, 5/16/18	92,000	106,075
4.500%, 3/26/20	120,000	132,762
Reynolds American, Inc.
7.625%, 6/1/16	325,000	378,232

		1,338,939

Total Consumer Staples		17,196,266

Energy (2.7%)
Energy Equipment & Services (0.2%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,446
Ensco plc
4.700%, 3/15/21	485,000	515,872
Halliburton Co.
6.150%, 9/15/19	77,000	93,036
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	48,181
Transocean, Inc.
4.950%, 11/15/15	77,000	82,864
6.000%, 3/15/18	31,000	34,655
6.500%, 11/15/20	61,000	68,262
3.800%, 10/15/22	715,000	678,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Weatherford International Ltd.
6.000%, 3/15/18	$92,000	$102,562

		1,647,871

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	285,153
Apache Corp.
3.625%, 2/1/21	105,000	107,652
Buckeye Partners LP
5.500%, 8/15/19	46,000	50,961
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	343,711
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	160,431
5.700%, 10/15/19	92,000	104,297
Chevron Corp.
4.950%, 3/3/19	189,000	216,419
2.355%, 12/5/22	1,035,000	969,805
ConocoPhillips Co.
5.750%, 2/1/19	335,000	391,095
6.000%, 1/15/20	154,000	183,265
Devon Energy Corp.
1.875%, 5/15/17	500,000	493,092
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	9,846
4.200%, 9/15/21	885,000	898,025
EnCana Corp.
5.900%, 12/1/17	31,000	35,287
6.500%, 5/15/19	192,000	226,628
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	251,370
9.700%, 3/15/19	69,000	89,442
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	162,105
5.600%, 10/15/14	240,000	253,768
6.300%, 9/15/17	154,000	179,051
EOG Resources, Inc.
6.875%, 10/1/18	31,000	38,006
5.625%, 6/1/19	38,000	44,412
4.100%, 2/1/21	155,000	164,912
EQT Corp.
8.125%, 6/1/19	38,000	46,055
Hess Corp.
8.125%, 2/15/19	230,000	287,165
Husky Energy, Inc.
5.900%, 6/15/14	32,000	33,464
3.950%, 4/15/22	515,000	522,179
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	391,944
6.850%, 2/15/20	9,000	10,673
5.300%, 9/15/20	23,000	25,140
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	45,253
4.250%, 2/1/21	31,000	32,534
Marathon Oil Corp.
5.900%, 3/15/18	71,000	81,551
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	105,516
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	340,123

Nexen, Inc.
6.200%, 7/30/19	$25,000	$29,214
Noble Energy, Inc.
4.150%, 12/15/21	725,000	745,528
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	83,473
1.750%, 2/15/17	495,000	493,765
ONEOK Partners LP
8.625%, 3/1/19	154,000	193,673
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	97,732
5.875%, 3/1/18	92,000	99,332
7.875%, 3/15/19	92,000	106,254
5.750%, 1/20/20	307,000	316,105
5.375%, 1/27/21	1,020,000	1,026,069
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	122,932
Phillips 66
2.950%, 5/1/17	480,000	492,314
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	154,000	183,098
8.750%, 5/1/19	46,000	59,914
Shell International Finance B.V.
4.000%, 3/21/14	929,000	952,224
3.250%, 9/22/15	120,000	126,596
4.300%, 9/22/19	215,000	237,346
4.375%, 3/25/20	96,000	105,536
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	178,471
Statoil ASA
3.875%, 4/15/14	77,000	79,035
5.250%, 4/15/19	212,000	244,417
2.450%, 1/17/23	570,000	528,966
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	34,180
Total Capital International S.A.
2.875%, 2/17/22	530,000	508,973
Total Capital S.A.
2.300%, 3/15/16	330,000	340,080
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	234,007
3.800%, 10/1/20	275,000	288,915
Valero Energy Corp.
4.500%, 2/1/15	14,000	14,755
9.375%, 3/15/19	46,000	60,124
6.125%, 2/1/20	20,000	23,227
Williams Partners LP
3.800%, 2/15/15	31,000	32,322
5.250%, 3/15/20	179,000	192,756
3.350%, 8/15/22	920,000	839,447

		16,651,110

Total Energy		18,298,981

Financials (12.6%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,502
5.300%, 3/15/20	325,000	371,777
Bank of New York Mellon Corp.
5.125%, 8/27/13	270,000	271,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

4.300%, 5/15/14	$45,000	$46,493
5.450%, 5/15/19	660,000	767,393
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	97,771
6.400%, 10/2/17	154,000	175,940
BlackRock, Inc.
3.500%, 12/10/14	77,000	79,964
5.000%, 12/10/19	787,000	891,532
Deutsche Bank AG/London
3.450%, 3/30/15	154,000	160,823
3.250%, 1/11/16	145,000	151,731
Goldman Sachs Group, Inc.
5.250%, 10/15/13	564,000	571,508
5.150%, 1/15/14	154,000	159,508
3.625%, 2/7/16	1,860,000	1,943,179
5.625%, 1/15/17	750,000	811,736
5.950%, 1/18/18	399,000	445,208
2.375%, 1/22/18	1,125,000	1,101,580
7.500%, 2/15/19	154,000	182,796
5.375%, 3/15/20	595,000	645,260
Jefferies Group LLC
8.500%, 7/15/19	154,000	184,995
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,146,089
Morgan Stanley
4.750%, 4/1/14	307,000	313,928
6.000%, 4/28/15	250,000	268,161
5.375%, 10/15/15	154,000	165,001
5.450%, 1/9/17	539,000	581,528
5.950%, 12/28/17	184,000	203,340
5.625%, 9/23/19	461,000	492,913
5.750%, 1/25/21	645,000	698,741
4.875%, 11/1/22	1,060,000	1,045,637
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	82,552
4.125%, 1/19/16	900,000	939,938
6.700%, 3/4/20	87,000	97,934
Northern Trust Corp.
4.625%, 5/1/14	20,000	20,698
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	75,352
State Street Corp.
4.375%, 3/7/21	455,000	494,188

		15,704,642

Commercial Banks (3.9%)
Bank of Montreal
2.500%, 1/11/17	530,000	542,060
Bank of Nova Scotia
3.400%, 1/22/15	802,000	833,719
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,332,347
BB&T Corp.
3.375%, 9/25/13	92,000	92,574
3.950%, 4/29/16	46,000	49,147
4.900%, 6/30/17	307,000	335,286
BNP Paribas S.A.
3.600%, 2/23/16	465,000	487,660
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,192
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	836,647

Credit Suisse AG/New York
5.500%, 5/1/14	$154,000	$160,411
6.000%, 2/15/18	184,000	207,060
5.300%, 8/13/19	109,000	122,071
5.400%, 1/14/20	302,000	327,356
Fifth Third Bancorp
3.625%, 1/25/16	475,000	501,473
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	189,490
KfW
4.000%, 10/15/13	338,000	341,635
3.500%, 3/10/14	614,000	627,315
4.125%, 10/15/14	2,902,000	3,038,450
Landwirtschaftliche Rentenbank
4.125%, 7/15/13	2,949,000	2,952,948
5.125%, 2/1/17	154,000	174,982
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	535,508
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,242,152
PNC Bank N.A.
2.950%, 1/30/23	840,000	764,379
PNC Funding Corp.
5.625%, 2/1/17	510,000	565,083
5.125%, 2/8/20	31,000	33,908
Royal Bank of Canada
2.100%, 7/29/13	61,000	61,081
2.625%, 12/15/15	380,000	395,238
Royal Bank of Scotland Group plc
6.400%, 10/21/19	915,000	1,021,558
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	184,574
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	544,105
U.S. Bancorp/Minnesota
4.200%, 5/15/14	77,000	79,537
2.450%, 7/27/15	465,000	479,898
UBS AG/Connecticut
2.250%, 8/12/13	250,000	250,537
5.875%, 7/15/16	170,000	187,546
5.875%, 12/20/17	179,000	206,255
4.875%, 8/4/20	250,000	275,411
UnionBanCal Corp.
3.500%, 6/18/22	565,000	552,953
Wachovia Corp.
5.250%, 8/1/14	307,000	320,665
5.750%, 2/1/18	344,000	393,412
Wells Fargo & Co.
3.750%, 10/1/14	246,000	254,967
3.676%, 6/15/16(e)	711,000	757,441
5.625%, 12/11/17	307,000	349,502
1.500%, 1/16/18	1,150,000	1,122,124
Westpac Banking Corp.
3.000%, 8/4/15	35,000	36,466
4.875%, 11/19/19	522,000	581,568

		26,440,691

Consumer Finance (1.6%)
American Express Co.
7.250%, 5/20/14	77,000	81,430
5.500%, 9/12/16	706,000	787,261
6.150%, 8/28/17	871,000	1,002,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Capital One Financial Corp.
7.375%, 5/23/14	$154,000	$162,754
6.150%, 9/1/16	31,000	34,700
3.500%, 6/15/23§(b)	856,000	812,771
Caterpillar Financial Services Corp.
4.900%, 8/15/13	92,000	92,501
1.250%, 11/6/17	510,000	495,521
7.150%, 2/15/19	490,000	608,926
Discover Financial Services
10.250%, 7/15/19	80,000	101,600
Ford Motor Credit Co. LLC
3.000%, 6/12/17	1,320,000	1,320,924
HSBC Finance Corp.
5.500%, 1/19/16	195,000	214,163
6.676%, 1/15/21	981,000	1,085,525
HSBC USA, Inc.
2.375%, 2/13/15	950,000	970,653
John Deere Capital Corp.
1.200%, 10/10/17	660,000	639,668
2.750%, 3/15/22	540,000	515,656
SLM Corp.
5.000%, 10/1/13	307,000	307,767
8.450%, 6/15/18	31,000	34,410
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	232,228
2.800%, 1/11/16	230,000	239,751
1.750%, 5/22/17	610,000	605,000
4.250%, 1/11/21	230,000	244,807

		10,590,650

Diversified Financial Services (3.4%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	15,904
Bank of America Corp.
6.500%, 8/1/16	215,000	242,037
5.625%, 10/14/16	399,000	439,949
5.420%, 3/15/17	1,000,000	1,060,000
2.000%, 1/11/18	905,000	875,569
5.650%, 5/1/18	461,000	511,123
7.625%, 6/1/19	614,000	734,906
5.625%, 7/1/20	200,000	219,774
3.300%, 1/11/23	1,235,000	1,156,334
BP Capital Markets plc
3.625%, 5/8/14	61,000	62,582
3.875%, 3/10/15	107,000	112,281
3.125%, 10/1/15	115,000	120,494
1.375%, 11/6/17	550,000	532,577
4.500%, 10/1/20	610,000	665,061
Citigroup, Inc.
6.500%, 8/19/13	154,000	155,222
5.500%, 10/15/14	369,000	387,260
4.750%, 5/19/15	1,125,000	1,190,221
6.125%, 11/21/17	230,000	260,533
6.125%, 5/15/18	315,000	359,081
8.500%, 5/22/19	154,000	193,874
5.375%, 8/9/20	130,000	143,405
4.500%, 1/14/22	470,000	489,148
3.375%, 3/1/23	1,000,000	954,300
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	120,739
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	93,694

General Electric Capital Corp.
1.600%, 11/20/17	$920,000	$899,619
5.625%, 5/1/18	768,000	880,044
5.500%, 1/8/20	850,000	954,690
5.550%, 5/4/20	655,000	735,407
4.625%, 1/7/21	805,000	854,681
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	79,736
5.125%, 9/15/14	307,000	322,229
3.700%, 1/20/15	369,000	383,195
2.600%, 1/15/16	750,000	764,293
3.150%, 7/5/16	1,065,000	1,106,350
2.000%, 8/15/17	1,000,000	995,240
1.625%, 5/15/18	1,160,000	1,112,046
6.300%, 4/23/19	307,000	354,776
4.950%, 3/25/20	415,000	453,035
4.400%, 7/22/20	31,000	32,310
4.250%, 10/15/20	560,000	578,481
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	79,918
5.550%, 1/15/20	856,000	908,858
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	90,000	89,999
3.050%, 3/1/16	90,000	94,659
5.450%, 2/1/18	31,000	35,805
ORIX Corp.
4.710%, 4/27/15	51,000	53,571
Private Export Funding Corp.
4.950%, 11/15/15	31,000	34,058
4.300%, 12/15/21	31,000	34,912
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,627
5.150%, 3/15/20	20,000	22,046
Unilever Capital Corp.
4.800%, 2/15/19	154,000	173,482

		23,157,135

Insurance (1.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	103,273
5.900%, 6/15/19	15,000	17,841
Aflac, Inc.
3.450%, 8/15/15	31,000	32,664
8.500%, 5/15/19	46,000	59,432
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	354,347
Allstate Corp.
6.200%, 5/16/14	77,000	80,703
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	40,091
American International Group, Inc.
5.050%, 10/1/15	246,000	266,566
5.850%, 1/16/18	334,000	375,215
8.250%, 8/15/18	276,000	341,826
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	130,000
5.400%, 5/15/18	508,000	586,870
Chubb Corp.
5.750%, 5/15/18	184,000	214,681
CNA Financial Corp.
7.350%, 11/15/19	14,000	16,870
5.875%, 8/15/20	92,000	103,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Genworth Financial, Inc.
6.515%, 5/22/18	$396,000	$434,523
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	160,311
Lincoln National Corp.
8.750%, 7/1/19	320,000	413,047
6.250%, 2/15/20	15,000	17,210
Markel Corp.
7.125%, 9/30/19	61,000	72,397
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	192,381
MetLife, Inc.
6.817%, 8/15/18	830,000	1,004,514
7.717%, 2/15/19	307,000	384,917
4.750%, 2/8/21	175,000	189,525
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	50,720
Prudential Financial, Inc.
5.100%, 9/20/14	92,000	96,526
3.875%, 1/14/15	41,000	42,716
6.200%, 1/15/15	9,000	9,695
6.000%, 12/1/17	128,000	146,931
7.375%, 6/15/19	170,000	207,916
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,542
Travelers Cos., Inc.
3.900%, 11/1/20	490,000	523,591
Willis Group Holdings plc
5.750%, 3/15/21	485,000	533,317

		7,240,035

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
4.625%, 4/1/15	23,000	24,168
4.500%, 1/15/18	95,000	100,463
5.050%, 9/1/20	61,000	64,206
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	68,346
6.100%, 3/15/20	61,000	70,155
Boston Properties LP
4.125%, 5/15/21	190,000	195,710
Digital Realty Trust LP
4.500%, 7/15/15	61,000	64,073
Duke Realty LP
5.950%, 2/15/17	28,000	31,082
EPR Properties
7.750%, 7/15/20	31,000	35,030
ERP Operating LP
5.125%, 3/15/16	384,000	420,221
HCP, Inc.
5.650%, 12/15/13	92,000	93,677
3.750%, 2/1/16	95,000	100,281
6.000%, 1/30/17	100,000	112,085
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	151,314
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	31,000	34,559
Hospitality Properties Trust
7.875%, 8/15/14	77,000	80,133
Kimco Realty Corp.
6.875%, 10/1/19	61,000	73,449

Liberty Property LP
4.750%, 10/1/20	$61,000	$65,005
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	74,944
Simon Property Group LP
4.200%, 2/1/15	28,000	29,169
5.250%, 12/1/16	172,000	191,875
5.650%, 2/1/20	77,000	87,817
4.375%, 3/1/21	180,000	191,651

		2,359,413

Real Estate Management & Development (0.0%)
ProLogis LP
6.250%, 3/15/17	23,000	25,654
6.875%, 3/15/20	3,000	3,487

		29,141

Total Financials		85,521,707

Health Care (2.2%)
Biotechnology (0.3%)
Amgen, Inc.
4.850%, 11/18/14	92,000	97,151
2.125%, 5/15/17	740,000	742,306
5.700%, 2/1/19	92,000	105,194
4.500%, 3/15/20	15,000	16,220
Celgene Corp.
3.250%, 8/15/22	515,000	487,089
Gilead Sciences, Inc.
4.400%, 12/1/21	470,000	504,018

		1,951,978

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	97,912
4.250%, 3/15/20	31,000	33,665
Covidien International Finance S.A.
6.000%, 10/15/17	184,000	213,211
Medtronic, Inc.
3.000%, 3/15/15	615,000	638,366
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	363,301
Stryker Corp.
3.000%, 1/15/15	31,000	32,095
4.375%, 1/15/20	31,000	33,832

		1,412,382

Health Care Providers & Services (0.7%)
Aetna, Inc.
6.000%, 6/15/16	92,000	104,201
2.750%, 11/15/22	560,000	512,313
Cardinal Health, Inc.
4.625%, 12/15/20	815,000	870,343
Cigna Corp.
5.125%, 6/15/20	40,000	43,703
4.000%, 2/15/22	870,000	891,839
Express Scripts Holding Co.
3.900%, 2/15/22	895,000	902,184
McKesson Corp.
6.500%, 2/15/14	154,000	159,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Medco Health Solutions, Inc.
7.125%, 3/15/18	$31,000	$36,789
4.125%, 9/15/20	110,000	113,157
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	29,639
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	180,774
2.875%, 3/15/22	540,000	514,564
WellPoint, Inc.
6.000%, 2/15/14	154,000	158,843
7.000%, 2/15/19	307,000	367,383

		4,885,275

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	96,701
Life Technologies Corp.
5.000%, 1/15/21	70,000	75,233
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	645,896

		817,830

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.750%, 11/6/17§	1,155,000	1,132,893
Actavis, Inc.
5.000%, 8/15/14	64,000	66,603
6.125%, 8/15/19	52,000	59,989
AstraZeneca plc
5.900%, 9/15/17	430,000	498,148
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	106,549
Eli Lilly and Co.
5.200%, 3/15/17	331,000	374,078
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	304,000	351,476
Johnson & Johnson
5.150%, 7/15/18	457,000	528,841
Merck & Co., Inc.
5.300%, 12/1/13	250,000	255,119
6.000%, 9/15/17	92,000	107,379
3.875%, 1/15/21	125,000	133,216
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	65,084
Novartis Capital Corp.
4.400%, 4/24/20	110,000	121,911
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	282,643
Pfizer, Inc.
4.500%, 2/15/14	154,000	157,769
5.350%, 3/15/15	154,000	165,972
6.200%, 3/15/19	136,000	163,633
Sanofi S.A.
4.000%, 3/29/21	605,000	644,885
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	359,435

		5,575,623

Total Health Care		14,643,088

Industrials (2.0%)
Aerospace & Defense (0.8%)
Boeing Co.
3.500%, 2/15/15	$215,000	$224,619
0.950%, 5/15/18	1,050,000	1,002,297
Embraer S.A.
5.150%, 6/15/22	495,000	490,944
General Dynamics Corp.
2.250%, 11/15/22	570,000	516,163
Goodrich Corp.
4.875%, 3/1/20	31,000	34,502
Honeywell International, Inc.
5.300%, 3/1/18	735,000	838,264
5.000%, 2/15/19	154,000	174,807
L-3 Communications Corp.
3.950%, 11/15/16	840,000	886,268
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	114,540
Northrop Grumman Corp.
5.050%, 8/1/19	26,000	28,976
Raytheon Co.
6.400%, 12/15/18	92,000	112,086
4.400%, 2/15/20	31,000	33,729
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,134
United Technologies Corp.
1.800%, 6/1/17	645,000	646,797
5.375%, 12/15/17	92,000	105,310
6.125%, 2/1/19	154,000	182,358

		5,408,794

Air Freight & Logistics (0.2%)
FedEx Corp.
8.000%, 1/15/19	154,000	194,596
United Parcel Service, Inc.
3.125%, 1/15/21	95,000	96,090
2.450%, 10/1/22	740,000	695,056

		985,742

Airlines (0.1%)
Continental Airlines, Inc.
9.000%, 7/8/16	63,920	73,348
Delta Air Lines, Inc.
4.950%, 5/23/19 (b)	677,586	719,935
7.750%, 12/17/19 (b)	65,709	74,250

		867,533

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	307,000	342,348
8.125%, 7/15/18	31,000	37,690

		380,038

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,494
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	795,000	898,383
Dartmouth College
4.750%, 6/1/19	15,000	17,037
Johns Hopkins University
5.250%, 7/1/19	34,000	39,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Pitney Bowes, Inc.
5.750%, 9/15/17	$71,000	$76,680
Republic Services, Inc.
5.500%, 9/15/19	96,000	108,146
Vanderbilt University
5.250%, 4/1/19	77,000	88,348
Waste Management, Inc.
5.000%, 3/15/14	31,000	31,899
6.100%, 3/15/18	154,000	176,704
Yale University
2.900%, 10/15/14	39,000	40,184

		1,509,398

Electrical Equipment (0.1%)
Eaton Corp. plc
6.950%, 3/20/19	285,000	343,529
Emerson Electric Co.
4.125%, 4/15/15	31,000	32,775
4.875%, 10/15/19	230,000	260,831

		637,135

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	31,000	31,153
Danaher Corp.
5.625%, 1/15/18	154,000	177,509
General Electric Co.
5.250%, 12/6/17	665,000	747,367
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	181,034
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	32,295
8.500%, 1/15/19	92,000	115,564

		1,284,922

Machinery (0.0%)
Harsco Corp.
2.700%, 10/15/15	31,000	31,208
Snap-on, Inc.
6.125%, 9/1/21	61,000	71,865

		103,073

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,205

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	177,464
4.700%, 10/1/19	100,000	110,808
Canadian National Railway Co.
5.550%, 3/1/19	154,000	178,736
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,619
CSX Corp.
6.250%, 4/1/15	126,000	137,126
7.375%, 2/1/19	117,000	142,900
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	32,250

Norfolk Southern Corp.
7.700%, 5/15/17	$61,000	$73,699
5.750%, 4/1/18	154,000	178,129
5.900%, 6/15/19	20,000	23,574
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,437
Union Pacific Corp.
5.750%, 11/15/17	870,000	992,095
6.125%, 2/15/20	79,000	94,917
4.000%, 2/1/21	90,000	97,025

		2,326,779

Total Industrials		13,535,619

Information Technology (1.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	335,946
4.950%, 2/15/19	619,000	703,679
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	104,689

		1,144,314

Computers & Peripherals (0.2%)
Dell, Inc.
5.625%, 4/15/14	61,000	63,045
2.300%, 9/10/15	140,000	139,484
5.875%, 6/15/19	31,000	31,350
Hewlett-Packard Co.
6.125%, 3/1/14	286,000	295,581
4.750%, 6/2/14	92,000	94,990
3.750%, 12/1/20	345,000	333,684
4.650%, 12/9/21	525,000	527,849

		1,485,983

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp.
4.750%, 11/15/14	31,000	32,500
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	50,099
4.500%, 3/1/23	925,000	905,442
Corning, Inc.
6.625%, 5/15/19	6,000	7,203
4.250%, 8/15/20	20,000	21,779

		1,017,023

Internet Software & Services (0.2%)
Baidu, Inc.
3.500%, 11/28/22	920,000	820,484
eBay, Inc.
3.250%, 10/15/20	495,000	510,865

		1,331,349

IT Services (0.2%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	395,764
International Business Machines Corp.
5.700%, 9/14/17	621,000	719,698
Western Union Co.
5.930%, 10/1/16	310,000	343,610

		1,459,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	$29,000	$30,833
4.250%, 2/15/15	77,000	80,392
6.350%, 5/15/18	92,000	105,122
5.625%, 12/15/19	406,000	449,863

		666,210

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom Corp.
2.700%, 11/1/18	835,000	858,385
Intel Corp.
1.350%, 12/15/17	1,210,000	1,177,451
2.700%, 12/15/22	800,000	742,240
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	501,635

		3,279,711

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,145
4.750%, 2/1/20	38,000	41,246
Microsoft Corp.
2.950%, 6/1/14	58,000	59,346
2.500%, 2/8/16	285,000	296,941
4.200%, 6/1/19	54,000	60,351
Oracle Corp.
5.250%, 1/15/16	343,000	379,187
1.200%, 10/15/17	560,000	544,488
5.750%, 4/15/18	91,000	105,787

		1,519,491

Total Information Technology		11,903,153

Materials (1.5%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	67,353
Airgas, Inc.
2.850%, 10/1/13	31,000	31,157
Cabot Corp.
5.000%, 10/1/16	61,000	67,072
Dow Chemical Co.
8.550%, 5/15/19	490,000	622,122
3.000%, 11/15/22	1,010,000	931,451
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	207,348
3.250%, 1/15/15	77,000	79,967
5.250%, 12/15/16	201,000	226,683
4.625%, 1/15/20	31,000	34,396
Ecolab, Inc.
3.000%, 12/8/16	480,000	500,715
Monsanto Co.
5.125%, 4/15/18	31,000	35,224
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	25,973
3.750%, 9/30/15	25,000	26,506
6.500%, 5/15/19	20,000	23,829
4.875%, 3/30/20	96,000	105,725
PPG Industries, Inc.
3.600%, 11/15/20	110,000	114,129

Praxair, Inc.
4.625%, 3/30/15	$154,000	$164,289
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	79,544
Valspar Corp.
7.250%, 6/15/19	61,000	72,414

		3,415,897

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	17,783
6.800%, 8/1/19	14,000	16,610

		34,393

Metals & Mining (0.9%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	335,735
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	56,606
Barrick Gold Corp.
6.950%, 4/1/19	302,000	320,348
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	154,000	159,717
5.250%, 12/15/15	205,000	224,964
5.400%, 3/29/17	61,000	68,470
3.250%, 11/21/21	190,000	185,256
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	15,325
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	1,000,000	952,436
Newmont Mining Corp.
5.125%, 10/1/19	92,000	97,501
3.500%, 3/15/22	940,000	801,910
Nucor Corp.
5.750%, 12/1/17	92,000	105,180
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	272,487
8.950%, 5/1/14	97,000	103,377
6.500%, 7/15/18	92,000	108,542
9.000%, 5/1/19	154,000	199,131
Rio Tinto Finance USA plc
1.625%, 8/21/17	505,000	493,116
2.875%, 8/21/22	935,000	856,687
Southern Copper Corp.
5.375%, 4/16/20	17,000	17,668
Teck Resources Ltd.
4.500%, 1/15/21	160,000	158,400
Vale Overseas Ltd.
6.250%, 1/23/17	609,000	678,938

		6,211,794

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	193,126
7.500%, 8/15/21	288,000	352,237

		545,363

Total Materials		10,207,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.100%, 9/15/14	$92,000	$96,628
2.500%, 8/15/15	1,075,000	1,102,950
5.625%, 6/15/16	629,000	703,914
5.800%, 2/15/19	601,000	694,523
2.625%, 12/1/22	900,000	823,320
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	154,395
4.875%, 7/8/14	77,000	80,080
France Telecom S.A.
4.375%, 7/8/14	154,000	158,605
5.375%, 7/8/19	345,000	379,595
Qwest Corp.
8.375%, 5/1/16	51,000	59,032
6.500%, 6/1/17 (b)	615,000	704,944
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	244,708
6.175%, 6/18/14	40,000	41,416
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	40,000	41,704
5.877%, 7/15/19	60,000	64,818
5.134%, 4/27/20	81,000	83,211
5.462%, 2/16/21	50,000	51,741
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	120,999
6.100%, 4/15/18	92,000	107,294
8.750%, 11/1/18	365,000	471,283
6.350%, 4/1/19	654,000	771,262

		6,956,422

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	369,635
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	234,076
Rogers Communications, Inc.
6.800%, 8/15/18	229,000	275,617
Vodafone Group plc
5.000%, 12/16/13	272,000	277,600
4.150%, 6/10/14	123,000	126,702
5.750%, 3/15/16	265,000	294,605
5.625%, 2/27/17	184,000	204,221

		1,782,456

Total Telecommunication Services		8,738,878

Utilities (1.8%)
Electric Utilities (1.1%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	199,362
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	153,999
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	52,257
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	191,448
Duke Energy Corp.
3.350%, 4/1/15	31,000	32,334

Duke Energy Florida, Inc.
5.650%, 6/15/18	$154,000	$179,434
4.550%, 4/1/20	15,000	16,809
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	109,436
Entergy Corp.
5.125%, 9/15/20	540,000	562,976
Exelon Corp.
4.900%, 6/15/15	857,000	917,111
Georgia Power Co.
4.250%, 12/1/19	257,000	278,743
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	184,930
Kansas City Power & Light Co.
7.150%, 4/1/19	455,000	559,739
Nevada Power Co.
6.500%, 8/1/18	482,000	578,404
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,084
6.000%, 3/1/19	169,000	194,404
Northern States Power Co.
1.950%, 8/15/15	31,000	31,744
5.250%, 3/1/18	92,000	106,175
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	154,000	191,311
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	396,299
PacifiCorp
5.650%, 7/15/18	154,000	178,131
Portland General Electric Co.
6.100%, 4/15/19	77,000	91,998
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,020,000	998,768
Progress Energy, Inc.
5.625%, 1/15/16	240,000	264,968
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	17,359
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	26,698
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	92,682
5.300%, 5/1/18	154,000	177,755
Southern California Edison Co.
5.750%, 3/15/14	184,000	190,912
Southern Co.
4.150%, 5/15/14	23,000	23,679
Tampa Electric Co.
6.100%, 5/15/18	31,000	36,906
Union Electric Co.
6.700%, 2/1/19	127,000	156,798
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	248,695
Series A 5.000%, 6/30/19	61,000	70,075
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	34,027
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,472

		7,596,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	$61,000	$67,616
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	178,838
4.500%, 1/15/21	79,000	86,002
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	175,403

		507,859

Independent Power Producers & Energy Traders (0.1%)
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	175,865
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	242,730
6.500%, 5/1/18	31,000	35,940
PSEG Power LLC
5.125%, 4/15/20	25,000	27,366
Tennessee Valley Authority
5.500%, 7/18/17	184,000	213,695

		695,596

Multi-Utilities (0.5%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,121
Avista Corp.
5.125%, 4/1/22	35,000	40,077
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	307,000	381,167
Consumers Energy Co.
6.700%, 9/15/19	154,000	191,509
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	96,780
5.150%, 7/15/15	905,000	980,233
DTE Energy Co.
7.625%, 5/15/14	23,000	24,353
6.350%, 6/1/16	92,000	104,530
National Grid plc
6.300%, 8/1/16	154,000	175,150
NiSource Finance Corp.
6.400%, 3/15/18	745,000	866,605
5.450%, 9/15/20	31,000	33,880
6.125%, 3/1/22	31,000	35,036
NSTAR LLC
4.500%, 11/15/19	31,000	35,562
Sempra Energy
6.500%, 6/1/16	181,000	207,589

		3,204,592

Total Utilities		12,004,969

Total Corporate Bonds		205,674,864

Government Securities (62.4%)
Foreign Governments (1.6%)
Canadian Government Bond
2.375% 9/10/14	215,000	220,036
Export-Import Bank of Korea
8.125% 1/21/14	2,756,000	2,858,771
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,643,487
8.000% 1/15/18	213,333	241,067
8.875% 10/14/19	246,000	323,490

Province of British Columbia
2.850% 6/15/15	$46,000	$48,055
Province of Nova Scotia
5.125% 1/26/17	92,000	104,035
Province of Ontario
4.100% 6/16/14	307,000	317,703
4.950% 11/28/16	184,000	207,244
4.000% 10/7/19	123,000	135,066
Province of Quebec
4.875% 5/5/14	184,000	190,781
4.625% 5/14/18	184,000	207,421
Republic of Italy
5.250% 9/20/16	399,000	430,101
Republic of Korea
5.750% 4/16/14	154,000	159,529
7.125% 4/16/19	154,000	187,416
Republic of Panama
5.200% 1/30/20	462,000	503,580
Republic of Peru
8.375% 5/3/16	230,000	267,375
7.125% 3/30/19	77,000	92,400
Republic of Poland
5.000% 10/19/15	307,000	329,411
6.375% 7/15/19	43,000	50,235
Republic of South Africa
5.875% 5/30/22	215,000	233,006
State of Israel
5.125% 3/1/14 (b)	31,000	31,775
5.125% 3/26/19	138,000	154,905
Svensk Exportkredit AB
5.125% 3/1/17	92,000	104,484
United Mexican States
5.875% 2/17/14	230,000	236,306
5.625% 1/15/17	338,000	375,180
5.950% 3/19/19	307,000	351,362

		11,004,221

Municipal Bonds (0.4%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839% 1/1/41	18,000	18,362
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C 4.794% 8/15/46	55,000	56,539
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491% 11/1/39	61,000	68,500
City & County of Denver, General Obligation Bonds,
Series 2010A 5.650% 8/1/30	31,000	35,745
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000% 11/1/40	123,000	139,869
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845% 1/1/38	38,000	41,545
6.395% 1/1/40	21,000	24,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011% 6/15/42	$11,000	$12,778
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724% 6/15/42	38,000	42,460
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508% 8/1/37	92,000	101,040
City of New York, General Obligation Bonds,
Series 2009-A1
5.206% 10/1/31	46,000	48,697
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2009E
5.456% 12/1/39	77,000	85,070
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881% 7/1/42	61,000	68,021
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600% 8/1/42	31,000	38,146
6.750% 8/1/49	61,000	76,147
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755% 7/1/29	31,000	33,755
5.750% 7/1/34	77,000	82,851
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010A-2 6.731% 7/1/43	46,000	53,428
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138% 5/1/49	31,000	36,269
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637% 4/1/57	38,000	40,997
7.055% 4/1/57	61,000	60,066
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192% 8/1/40	45,000	47,804
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668% 11/15/39	23,000	27,494
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.548% 11/15/31	31,000	36,113
6.648% 11/15/39	31,000	37,574

Metropolitan Washington Airports Authority, Revenue Bonds,
Series 2009D 7.462% 10/1/46	$89,000	$103,160
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561% 12/15/40	31,000	34,977
North Texas Tollway Authority System, Revenue Bonds,
Series 2009B 6.718% 1/1/49	88,000	103,685
Ohio State University, Revenue Bonds,
Series 2010C 4.910% 6/1/40	61,000	59,863
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511% 12/1/45	69,000	74,155
5.561% 12/1/49	92,000	99,586
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793% 4/1/30	31,000	37,444
6.918% 4/1/40	31,000	38,820
7.043% 4/1/50	61,000	77,701
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263% 4/1/49	92,000	106,790
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350% 11/1/39	61,000	79,177
State of Georgia, General Obligation Bonds,
Series 2009H 4.503% 11/1/25	31,000	33,944
State of Illinois, General Obligation Bonds,
Series 2010 4.071% 1/1/14	31,000	31,458
4.421% 1/1/15	31,000	32,277
State of New Jersey Economic Development Authority, Pension Funding Bonds, Revenue Bonds, Series 1997A 7.425% 2/15/29	138,000	168,215
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500% 3/15/30	31,000	34,567
5.600% 3/15/40	31,000	34,351
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770% 3/15/39	18,000	19,229
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481% 8/1/39	61,000	68,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090% 8/1/33	$31,000	$33,560
5.140% 8/1/40	31,000	33,732

		2,618,784

Supranational (1.1%)
Asian Development Bank
4.250% 10/20/14	759,000	797,026
5.500% 6/27/16	307,000	349,715
Corp. Andina de Fomento
5.750% 1/12/17	154,000	172,480
8.125% 6/4/19	46,000	58,150
European Investment Bank
4.250% 7/15/13	971,000	972,351
3.000% 4/8/14	307,000	313,009
3.125% 6/4/14	154,000	157,775
2.875% 1/15/15	307,000	317,975
4.875% 1/17/17	1,379,000	1,553,285
5.125% 5/30/17	399,000	455,834
Inter-American Development Bank
5.125% 9/13/16	107,000	120,984
3.875% 2/14/20	307,000	341,109
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,069,099
International Finance Corp.
3.000% 4/22/14	787,000	803,870

		7,482,662

U.S. Government Agencies (30.8%)
Federal Farm Credit Bank
1.125% 2/27/14	3,975,000	3,997,510
2.625% 4/17/14	307,000	312,752
Federal Home Loan Bank
5.125% 8/14/13	399,000	401,468
4.000% 9/6/13	10,936,000	11,012,824
0.375% 11/27/13	6,515,000	6,519,368
0.375% 1/29/14	15,520,000	15,531,198
5.250% 6/18/14	1,228,000	1,286,872
5.500% 8/13/14	4,379,000	4,637,817
0.250% 2/20/15	12,390,000	12,370,162
4.750% 12/16/16	154,000	174,489
4.875% 5/17/17	461,000	523,312
5.000% 11/17/17	614,000	708,713
5.500% 7/15/36	92,000	114,562
Federal Home Loan Mortgage Corp.
4.500% 7/15/13	4,430,000	4,438,906
0.375% 10/30/13	8,260,000	8,264,437
4.500% 1/15/14	1,536,000	1,571,715
2.500% 4/23/14	4,952,000	5,041,553
5.000% 7/15/14	614,000	644,619
0.750% 11/25/14	42,500,000	42,774,784
2.875% 2/9/15	230,000	239,385
0.500% 4/17/15	4,830,000	4,839,165
1.750% 9/10/15	4,700,000	4,827,787
4.750% 11/17/15	921,000	1,013,785
5.500% 7/18/16	307,000	350,395
5.000% 4/18/17	123,000	140,924
Federal National Mortgage Association
0.500% 8/9/13	11,655,000	11,658,048
1.250% 8/20/13	4,550,000	4,556,366
1.125% 9/30/13	921,000	923,143

1.125% 10/8/13	$61,000	$61,158
1.000% 10/15/13	61,000	61,146
2.750% 2/5/14	921,000	934,873
1.350% 2/24/14	61,000	61,431
2.750% 3/13/14	5,545,000	5,642,226
0.875% 8/28/14	12,685,000	12,761,398
3.000% 9/16/14	307,000	317,246
2.625% 11/20/14	230,000	237,517
0.500% 5/27/15	9,675,000	9,686,280
2.150% 8/4/15	31,000	32,079
1.875% 10/15/15	61,000	62,586
4.375% 10/15/15	921,000	1,002,891
0.500% 3/30/16	12,230,000	12,144,616
2.375% 4/11/16	14,705,000	15,343,372
5.000% 2/13/17	307,000	351,217
5.000% 5/11/17	491,000	558,401

		208,134,496

U.S. Treasuries (28.5%)
U.S. Treasury Bonds
11.250% 2/15/15	522,000	614,473
U.S. Treasury Notes
0.250% 11/30/13	19,985,000	19,996,709
1.250% 2/15/14	2,860,000	2,879,729
4.000% 2/15/14	2,575,000	2,636,770
0.250% 2/28/14	3,020,000	3,022,230
0.375% 11/15/14	19,890,000	19,930,168
0.250% 12/15/14	20,915,000	20,919,493
0.250% 1/31/15	2,995,000	2,994,380
0.250% 2/15/15	10,595,000	10,588,792
4.000% 2/15/15	10,458,000	11,084,704
0.250% 3/31/15	6,230,000	6,223,113
2.500% 3/31/15	42,545,000	44,164,867
0.125% 4/30/15	21,700,000	21,617,692
0.250% 5/31/15	6,980,000	6,967,731
0.250% 4/15/16	16,140,000	15,985,409
1.750% 5/15/23	3,595,000	3,366,886

		192,993,146

Total Government Securities		422,233,309

Total Long-Term Debt Securities (92.8%)
(Cost $620,204,671)		627,908,173

Total Investments (92.8%) (Cost $620,204,671)		627,908,173
Other Assets Less Liabilities (7.2%)		48,436,077

Net Assets (100%)		$676,344,250

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $3,073,503 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	716	September-13	$93,282,307	$90,618,750	$2,663,557
2 Year U.S. Treasury Notes	221	September-13	48,657,613	48,620,000	37,613
5 Year U.S. Treasury Notes	427	September-13	52,353,486	51,687,016	666,470

					$3,367,640

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$13,624,756	$—	$13,624,756
Consumer Staples	—	17,196,266	—	17,196,266
Energy	—	18,298,981	—	18,298,981
Financials	—	85,521,707	—	85,521,707
Health Care	—	14,643,088	—	14,643,088
Industrials	—	13,535,619	—	13,535,619
Information Technology	—	11,903,153	—	11,903,153
Materials	—	10,207,447	—	10,207,447
Telecommunication Services	—	8,738,878	—	8,738,878
Utilities	—	12,004,969	—	12,004,969
Futures	3,367,640	—	—	3,367,640
Government Securities
Foreign Governments	—	11,004,221	—	11,004,221
Municipal Bonds	—	2,618,784	—	2,618,784
Supranational	—	7,482,662	—	7,482,662
U.S. Government Agencies	—	208,134,496	—	208,134,496
U.S. Treasuries	—	192,993,146	—	192,993,146

Total Assets	$3,367,640	$627,908,173	$—	$631,275,813

Total Liabilities	$—	$—	$—	$—

Total	$3,367,640	$627,908,173	$—	$631,275,813

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$3,367,640	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,367,640

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$667,087	$—	$—	$667,087
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$667,087	$—	$—	$667,087

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$3,294,522	$—	$—	$3,294,522
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,294,522	$—	$—	$3,294,522

^ This Portfolio held futures contracts as hedging.

The Portfolio held futures contracts with an average notional balance of approximately $163,302,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,178,383	$—	$—	$1,178,383

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$189,544,304
Long-term U.S. government debt securities	108,647,100

$298,191,404

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,380,762
Long-term U.S. government debt securities	88,830,000

$161,210,762

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,656,799
Aggregate gross unrealized depreciation	(3,953,297)

Net unrealized appreciation	$7,703,502

Federal income tax cost of investments	$620,204,671

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $11,455,826 for Short Term losses and $23,176,044 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $620,204,671)	$627,908,173
Cash	42,414,428
Dividends, interest and other receivables	4,200,907
Due from broker for futures variation margin	1,178,383
Receivable from Separate Accounts for Trust shares sold	989,058
Receivable for securities sold	15,105
Other assets	369

Total assets	676,706,423

LIABILITIES
Investment management fees payable	246,726
Administrative fees payable	58,025
Accrued expenses	57,422

Total liabilities	362,173

NET ASSETS	$676,344,250

Net assets were comprised of:
Paid in capital	$696,682,264
Accumulated undistributed net investment income (loss)	2,827,180
Accumulated undistributed net realized gain (loss) on investments and futures	(34,236,336)
Net unrealized appreciation (depreciation) on investments and futures	11,071,142

Net assets	$676,344,250

Class K
Net asset value, offering and redemption price per share, $676,344,250 / 72,351,652 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$4,599,700

EXPENSES
Investment management fees	1,347,645
Administrative fees	318,686
Printing and mailing expenses	32,065
Professional fees	31,351
Custodian fees	9,179
Trustees’ fees	7,887
Distribution fees - Class IA	3
Miscellaneous	25,704

Total expenses	1,772,520

NET INVESTMENT INCOME (LOSS)	2,827,180

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	244,869
Futures	667,087

Net realized gain (loss)	911,956

Change in unrealized appreciation (depreciation) on:
Securities	(9,671,485)
Futures	3,294,522

Net change in unrealized appreciation (depreciation)	(6,376,963)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,465,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,637,827)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,827,180	$6,430,660
Net realized gain (loss) on investments and futures	911,956	21,109,645
Net change in unrealized appreciation (depreciation) on investments and futures	(6,376,963)	(17,336,525)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,637,827)	10,203,780

DIVIDENDS:
Dividends from net investment income
Class IA	—	(98)
Class K	—	(6,461,005)

TOTAL DIVIDENDS	—	(6,461,103)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends [ 0 and 10 shares, respectively ]	—	98
Capital shares repurchased [ (1,047) and 0 shares, respectively ]	(9,824)	—

Total Class IA transactions	(9,824)	98

Class K
Capital shares sold [ 16,696,638 and 21,522,582 shares, respectively ]	156,718,885	203,166,772
Capital shares issued in reinvestment of dividends [ 0 and 688,664 shares, respectively ]	—	6,461,005
Capital shares repurchased [ (349,296) and (36,314,898) shares, respectively ]	(3,277,304)	(340,902,575)

Total Class K transactions	153,441,581	(131,274,798)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	153,431,757	(131,274,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,793,930	(127,532,023)
NET ASSETS:
Beginning of period	525,550,320	653,082,343

End of period (a)	$676,344,250	$525,550,320

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,827,180	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.38	$9.32	$9.63

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.13 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.07)	0.05	(0.07)

Total from investment operations	(0.03)	0.18	(0.01)

Dividends from net investment income	—	(0.12)	(0.30)

Net asset value, end of period	$9.35	$9.38	$9.32

Total return (b)	(0.32)%	1.91%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$676,344	$525,540	$653,073
Ratio of expenses to average net assets (a)	0.59%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets (a)	0.94%	1.36%	1.88%
Portfolio turnover rate	28%	79%	87%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SMALL CAP  GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	18.7%
Consumer Discretionary	18.2
Industrials	18.1
Financials	16.3
Health Care	13.8
Energy	5.6
Materials	3.2
Consumer Staples	2.7
Utilities	1.6
Telecommunication Services	0.4
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,151.20	$5.25
Hypothetical (5% average return before expenses)	1,000.00	1,019.91	4.93
Class IB
Actual	1,000.00	1,151.60	5.25
Hypothetical (5% average return before expenses)	1,000.00	1,019.91	4.93
Class K
Actual	1,000.00	1,152.40	3.92
Hypothetical (5% average return before expenses)	1,000.00	1,021.15	3.68

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.2%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$877,473
Cooper Tire & Rubber Co.	48,500	1,608,745
Dana Holding Corp.	115,600	2,226,456
Dorman Products, Inc.	19,000	866,970
Drew Industries, Inc.	18,900	743,148
Exide Technologies, Inc.*	16,872	2,193
Federal-Mogul Corp.*	20,500	209,305
Fuel Systems Solutions, Inc.*	7,904	141,403
Gentherm, Inc.*	19,800	367,686
Modine Manufacturing Co.*	30,000	326,400
Shiloh Industries, Inc.	18,316	191,219
Spartan Motors, Inc.	125	765
Standard Motor Products, Inc.	18,800	645,592
Stoneridge, Inc.*	19,800	230,472
Superior Industries International, Inc.	16,600	285,686
Tenneco, Inc.*	46,300	2,096,464
Tower International, Inc.*	14,100	279,039

		11,099,016

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	340,038

Distributors (1.0%)
Core-Mark Holding Co., Inc.	6,900	438,150
LKQ Corp.*	708,424	18,241,918
Pool Corp.	36,300	1,902,483
VOXX International Corp.*	22,400	274,848
Weyco Group, Inc.	6,816	171,763

		21,029,162

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	12,150	451,494
Ascent Capital Group, Inc., Class A*	9,400	733,858
Bright Horizons Family Solutions, Inc.*	9,120	316,555
Capella Education Co.*	11,050	460,233
Career Education Corp.*	463	1,343
Coinstar, Inc.*	21,050	1,235,004
Corinthian Colleges, Inc.*	27,871	62,431
Education Management Corp.*	41,800	234,916
Grand Canyon Education, Inc.*	31,041	1,000,451
Hillenbrand, Inc.	45,000	1,066,950
ITT Educational Services, Inc.*	15,239	371,832
K12, Inc.*	428,020	11,244,085
LifeLock, Inc.*	39,585	463,540
Lincoln Educational Services Corp.	23,315	122,870
Mac-Gray Corp.	10,936	155,291
Matthews International Corp., Class A	21,900	825,630
National American University Holdings, Inc.	2,237	8,366
Regis Corp.	44,310	727,570
Sotheby’s, Inc.	52,700	1,997,857
Steiner Leisure Ltd.*	10,300	544,458

Stewart Enterprises, Inc., Class A	54,300	$710,787
Strayer Education, Inc.	8,800	429,704
Universal Technical Institute, Inc.	11,662	120,469

		23,285,694

Hotels, Restaurants & Leisure (3.1%)
AFC Enterprises, Inc.*	19,000	682,860
Ameristar Casinos, Inc.	23,100	607,299
Biglari Holdings, Inc.*	870	357,048
BJ’s Restaurants, Inc.*	18,100	671,510
Bloomin’ Brands, Inc.*	36,069	897,397
Bob Evans Farms, Inc.	20,822	978,218
Boyd Gaming Corp.*	39,200	442,960
Bravo Brio Restaurant Group, Inc.*	8,243	146,890
Buffalo Wild Wings, Inc.*	14,400	1,413,504
Caesars Entertainment Corp.*	24,640	337,568
Carrols Restaurant Group, Inc.*	31,800	205,428
CEC Entertainment, Inc.	15,400	632,016
Cheesecake Factory, Inc.	40,500	1,696,545
Churchill Downs, Inc.	9,500	749,075
Chuy’s Holdings, Inc.*	10,619	407,132
Cracker Barrel Old Country Store, Inc.	15,500	1,467,230
Del Frisco’s Restaurant Group, Inc.*	80	1,713
Denny’s Corp.*	84,812	476,643
DineEquity, Inc.	11,300	778,231
Domino’s Pizza, Inc.	3,939	229,053
Einstein Noah Restaurant Group, Inc.	15,900	225,780
Fiesta Restaurant Group, Inc.*	15,065	518,085
Ignite Restaurant Group, Inc.*	9,107	171,849
International Speedway Corp., Class A	21,100	664,017
Interval Leisure Group, Inc.	26,500	527,880
Isle of Capri Casinos, Inc.*	37,600	282,000
Jack in the Box, Inc.*	38,700	1,520,523
Jamba, Inc.*	188	2,807
Krispy Kreme Doughnuts, Inc.*	54,300	947,535
Life Time Fitness, Inc.*	33,600	1,683,696
Luby’s, Inc.*	36	304
Marcus Corp.	16,600	211,152
Marriott Vacations Worldwide Corp.*	20,700	895,068
Monarch Casino & Resort, Inc.*	17,000	286,620
Morgans Hotel Group Co.*	27,100	218,426
Multimedia Games Holding Co., Inc.*	20,300	529,221
Norwegian Cruise Line Holdings Ltd.*	424,202	12,857,563
Orient-Express Hotels Ltd., Class A*	325,487	3,957,922
Panera Bread Co., Class A*	82,680	15,373,519
Papa John’s International, Inc.*	12,033	786,597
Pinnacle Entertainment, Inc.*	39,600	778,932
Red Robin Gourmet Burgers, Inc.*	9,600	529,728
Ruby Tuesday, Inc.*	43,700	403,351
Ruth’s Hospitality Group, Inc.	23,068	278,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Scientific Games Corp., Class A*	41,600	$468,000
SHFL Entertainment, Inc.*	40,700	720,797
Six Flags Entertainment Corp.	20,525	721,659
Sonic Corp.*	37,500	546,000
Speedway Motorsports, Inc.	9,327	162,290
Texas Roadhouse, Inc.	46,274	1,157,776
Town Sports International Holdings, Inc.	22,900	246,633
Vail Resorts, Inc.	26,100	1,605,672
WMS Industries, Inc.*	42,800	1,091,828

		63,549,981

Household Durables (0.5%)
American Greetings Corp., Class A	26,400	481,008
Beazer Homes USA, Inc.*	19,120	334,983
Cavco Industries, Inc.*	2,436	122,896
CSS Industries, Inc.	53	1,321
Ethan Allen Interiors, Inc.	14,900	429,120
Helen of Troy Ltd.*	23,700	909,369
Hovnanian Enterprises, Inc., Class A*	116,600	654,126
iRobot Corp.*	21,319	847,857
KB Home	55,200	1,083,576
La-Z-Boy, Inc.	36,000	729,720
Libbey, Inc.*	13,100	314,007
Lifetime Brands, Inc.	11,345	154,065
M.D.C. Holdings, Inc.	26,900	874,519
M/I Homes, Inc.*	17,100	392,616
Meritage Homes Corp.*	23,900	1,036,304
NACCO Industries, Inc., Class A	3,600	206,208
Ryland Group, Inc.	31,600	1,267,160
Standard Pacific Corp.*	104,151	867,578
Universal Electronics, Inc.*	9,500	267,235

		10,973,668

Internet & Catalog Retail (1.9%)
1-800-FLOWERS.COM, Inc., Class A*	32,700	202,413
Blue Nile, Inc.*	12,100	457,138
Geeknet, Inc.*	36	499
HomeAway, Inc.*	403,560	13,051,131
HSN, Inc.	30,100	1,616,972
Netflix, Inc.*	27,170	5,735,315
Nutrisystem, Inc.	10,708	126,140
Orbitz Worldwide, Inc.*	48,244	387,399
Overstock.com, Inc.*	12,234	344,999
PetMed Express, Inc.	11,358	143,111
Shutterfly, Inc.*	295,833	16,504,523
U.S. Auto Parts Network, Inc.*	2,919	3,357
Vitacost.com, Inc.*	462	3,904

		38,576,901

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.	8,600	386,828
Black Diamond, Inc.*	170	1,598
Brunswick Corp.	69,900	2,233,305
Callaway Golf Co.	47,000	309,260
JAKKS Pacific, Inc.	14,234	160,133

Johnson Outdoors, Inc., Class A*	16	$398
LeapFrog Enterprises, Inc.*	38,800	381,792
Marine Products Corp.	29,000	232,580
Smith & Wesson Holding Corp.*	43,300	432,134
Steinway Musical Instruments, Inc.*	10,200	310,386
Sturm Ruger & Co., Inc.	12,800	614,912

		5,063,326

Media (1.2%)
Arbitron, Inc.	17,800	826,810
Belo Corp., Class A	73,290	1,022,395
Central European Media Enterprises Ltd., Class A*	18,933	62,668
Crown Media Holdings, Inc., Class A*	192,500	475,475
Cumulus Media, Inc., Class A*	63,000	213,570
Digital Generation, Inc.*	18,689	137,738
Entercom Communications Corp., Class A*	19,689	185,864
Entravision Communications Corp., Class A	55,400	340,710
EW Scripps Co., Class A*	25,000	389,500
Global Sources Ltd.*	24,953	167,435
Harte-Hanks, Inc.	25,600	220,160
Journal Communications, Inc., Class A*	38,600	289,114
LIN TV Corp., Class A*	400	6,120
Lions Gate Entertainment Corp.*	5,909	162,320
Live Nation Entertainment, Inc.*	101,925	1,579,837
Loral Space & Communications, Inc.	10,400	623,792
Martha Stewart Living Omnimedia, Inc., Class A*	34,751	83,750
McClatchy Co., Class A*	48,803	111,271
MDC Partners, Inc., Class A	20,100	362,604
Meredith Corp.	26,100	1,244,970
National CineMedia, Inc.	678,256	11,455,744
New York Times Co., Class A*	98,400	1,088,304
Nexstar Broadcasting Group, Inc., Class A	23,600	836,856
Rentrak Corp.*	8,453	169,652
Saga Communications, Inc., Class A	13	597
Scholastic Corp.	19,500	571,155
Sinclair Broadcast Group, Inc., Class A	47,858	1,406,068
Valassis Communications, Inc.	34,500	848,355
Value Line, Inc.	1,266	10,761
World Wrestling Entertainment, Inc., Class A	40,700	419,617

		25,313,212

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	24,703	445,889
Fred’s, Inc., Class A	25,800	399,642
Gordmans Stores, Inc.*	10,389	141,394
Saks, Inc.*	91,800	1,252,152
Tuesday Morning Corp.*	41,500	430,355

		2,669,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (7.1%)
Aeropostale, Inc.*	57,900	$799,020
America’s Car-Mart, Inc.*	7,300	315,652
ANN, Inc.*	39,200	1,301,440
Asbury Automotive Group, Inc.*	26,300	1,054,630
Barnes & Noble, Inc.*	24,600	392,616
bebe stores, Inc.	23,441	131,504
Big 5 Sporting Goods Corp.	10,450	229,377
Body Central Corp.*	10,584	140,979
Brown Shoe Co., Inc.	29,100	626,523
Buckle, Inc.	20,300	1,056,006
Cabela’s, Inc.*	248,788	16,111,511
CarMax, Inc.*	336,586	15,536,810
Cato Corp., Class A	17,800	444,288
Children’s Place Retail Stores, Inc.*	18,345	1,005,306
Citi Trends, Inc.*	9,789	142,234
Conn’s, Inc.*	15,400	797,104
Destination Maternity Corp.	15,000	369,000
Destination XL Group, Inc.*	52,200	330,948
Dick’s Sporting Goods, Inc.	250,160	12,523,010
Express, Inc.*	69,600	1,459,512
Finish Line, Inc., Class A	48,500	1,060,210
Five Below, Inc.*	218,812	8,043,529
Francesca’s Holdings Corp.*	470,392	13,072,194
Genesco, Inc.*	19,000	1,272,810
Group 1 Automotive, Inc.	16,800	1,080,744
Haverty Furniture Cos., Inc.	9,800	225,498
hhgregg, Inc.*	14,300	228,371
Hibbett Sports, Inc.*	19,248	1,068,264
Jos. A. Bank Clothiers, Inc.*	19,800	818,136
Kirkland’s, Inc.*	1,031	17,785
Lithia Motors, Inc., Class A	17,900	954,249
Lumber Liquidators Holdings, Inc.*	221,156	17,221,418
MarineMax, Inc.*	25,600	290,048
Mattress Firm Holding Corp.*	8,844	356,413
Men’s Wearhouse, Inc.	44,300	1,676,755
Monro Muffler Brake, Inc.	24,050	1,155,602
New York & Co., Inc.*	2,134	13,551
Office Depot, Inc.*	199,200	770,904
OfficeMax, Inc.	58,000	593,340
Penske Automotive Group, Inc.	33,600	1,026,144
PEP Boys-Manny, Moe & Jack*	31,700	367,086
Pier 1 Imports, Inc.	69,800	1,639,602
RadioShack Corp.*	31,093	98,254
Rent-A-Center, Inc.	44,000	1,652,200
Restoration Hardware Holdings, Inc.*	171,092	12,831,900
rue21, Inc.*	9,400	391,134
Select Comfort Corp.*	44,400	1,112,664
Shoe Carnival, Inc.	11,750	282,117
Sonic Automotive, Inc., Class A	27,100	572,894
Stage Stores, Inc.	26,700	627,450
Stein Mart, Inc.	18,200	248,430
Systemax, Inc.	24,190	227,628
Tile Shop Holdings, Inc.*	11,993	347,317
Tilly’s, Inc., Class A*	15,800	252,800
Tractor Supply Co.	140,505	16,524,793
Vitamin Shoppe, Inc.*	22,900	1,026,836

West Marine, Inc.*	15,745	$173,195
Wet Seal, Inc., Class A*	55,500	261,405
Winmark Corp.	954	61,886
Zumiez, Inc.*	16,356	470,235

		144,883,261

Textiles, Apparel & Luxury Goods (1.3%)
Cherokee, Inc.	1,187	15,170
Columbia Sportswear Co.	8,000	501,200
Crocs, Inc.*	69,200	1,141,800
Fifth & Pacific Cos., Inc.*	84,600	1,889,964
G-III Apparel Group Ltd.*	9,900	476,388
Iconix Brand Group, Inc.*	42,187	1,240,720
Jones Group, Inc.	57,200	786,500
Maidenform Brands, Inc.*	16,800	291,144
Movado Group, Inc.	11,400	385,662
Oxford Industries, Inc.	10,900	680,160
Perry Ellis International, Inc.	7,989	162,257
Quiksilver, Inc.*	97,100	625,324
R.G. Barry Corp.	16	260
Skechers U.S.A., Inc., Class A*	29,400	705,894
Steven Madden Ltd.*	30,575	1,479,218
True Religion Apparel, Inc.	18,500	585,710
Tumi Holdings, Inc.*	32,852	788,448
Under Armour, Inc., Class A*	194,950	11,640,464
Unifi, Inc.*	507	10,480
Vera Bradley, Inc.*	14,249	308,633
Wolverine World Wide, Inc.	38,000	2,075,180

		25,790,576

Total Consumer Discretionary		372,574,267

Consumer Staples (2.7%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	6,100	1,040,904
Coca-Cola Bottling Co. Consolidated	2,500	152,875
Craft Brew Alliance, Inc.*	700	5,768
National Beverage Corp.	11,800	206,146

		1,405,693

Food & Staples Retailing (0.6%)
Andersons, Inc.	11,800	627,642
Arden Group, Inc., Class A	3,222	355,676
Casey’s General Stores, Inc.	28,650	1,723,584
Chefs’ Warehouse, Inc.*	12,600	216,720
Harris Teeter Supermarkets, Inc.	35,300	1,654,158
Ingles Markets, Inc., Class A	7,600	191,900
Nash Finch Co.	8,100	178,281
Natural Grocers by Vitamin Cottage, Inc.*	700	21,700
Pantry, Inc.*	10,700	130,326
Pricesmart, Inc.	12,700	1,112,901
Rite Aid Corp.*	517,550	1,480,193
Roundy’s, Inc.	18,300	152,439
Spartan Stores, Inc.	9,600	177,024
SUPERVALU, Inc.*	165,100	1,026,922
Susser Holdings Corp.*	12,686	607,406
United Natural Foods, Inc.*	36,500	1,970,635
Village Super Market, Inc., Class A	6,600	218,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Weis Markets, Inc.	7,400	$333,518

		12,179,419

Food Products (1.7%)
Alico, Inc.	8,800	352,968
Annie’s, Inc.*	9,428	402,953
B&G Foods, Inc.	36,100	1,229,205
Boulder Brands, Inc.*	42,200	508,510
Calavo Growers, Inc.	4,800	130,512
Cal-Maine Foods, Inc.	9,100	423,241
Chiquita Brands International, Inc.*	52,300	571,116
Darling International, Inc.*	92,100	1,718,586
Diamond Foods, Inc.*	9,100	188,825
Dole Food Co., Inc.*	35,603	453,938
Farmer Bros Co.*	7,632	107,306
Fresh Del Monte Produce, Inc.	24,600	685,848
Green Mountain Coffee Roasters, Inc.*	219,620	16,484,677
Hain Celestial Group, Inc.*	27,243	1,769,978
Inventure Foods, Inc.*	100	836
J&J Snack Foods Corp.	11,500	894,700
John B. Sanfilippo & Son, Inc.	15,300	308,448
Lancaster Colony Corp.	13,000	1,013,870
Lifeway Foods, Inc.	400	6,944
Limoneira Co.	6,800	140,964
Omega Protein Corp.*	3,600	32,328
Pilgrim’s Pride Corp.*	66,800	997,992
Post Holdings, Inc.*	21,500	938,690
Sanderson Farms, Inc.	16,000	1,062,720
Seaboard Corp.	200	541,600
Seneca Foods Corp., Class A*	5,100	156,468
Snyders-Lance, Inc.	33,900	963,099
Tootsie Roll Industries, Inc.	17,033	541,309
TreeHouse Foods, Inc.*	29,600	1,939,984

		34,567,615

Household Products (0.1%)
Central Garden & Pet Co., Class A*	32,700	225,630
Harbinger Group, Inc.*	42,900	323,466
Oil-Dri Corp. of America	200	5,494
Orchids Paper Products Co.	100	2,625
Spectrum Brands Holdings, Inc.	17,900	1,017,973
WD-40 Co.	10,700	582,936

		2,158,124

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	797,739
Inter Parfums, Inc.	9,600	273,792
Medifast, Inc.*	12,404	319,527
Nature’s Sunshine Products, Inc.	15,800	258,330
Nutraceutical International Corp.	14,000	286,160
Prestige Brands Holdings, Inc.*	36,100	1,051,954
Revlon, Inc., Class A*	15,600	344,136
Star Scientific, Inc.*	88,600	123,154
Synutra International, Inc.*	28,093	142,993
USANA Health Sciences, Inc.*	3,878	280,690

		3,878,475

Tobacco (0.1%)
Alliance One International, Inc.*	80,900	$307,420
Universal Corp.	17,400	1,006,590
Vector Group Ltd.	43,210	700,866

		2,014,876

Total Consumer Staples		56,204,202

Energy (5.6%)
Energy Equipment & Services (2.6%)
Basic Energy Services, Inc.*	19,500	235,755
Bristow Group, Inc.	25,801	1,685,321
C&J Energy Services, Inc.*	34,700	672,139
Cal Dive International, Inc.*	38,078	71,587
CARBO Ceramics, Inc.	12,895	869,510
Dawson Geophysical Co.*	5,900	217,474
Dril-Quip, Inc.*	3,139	283,420
Era Group, Inc.*	12,607	329,673
Exterran Holdings, Inc.*	45,900	1,290,708
FMC Technologies, Inc.*	162,060	9,023,501
Forbes Energy Services Ltd.*	36	145
Forum Energy Technologies, Inc.*	27,309	831,013
Geospace Technologies Corp.*	9,700	670,076
Global Geophysical Services, Inc.*	17,200	81,184
Gulf Island Fabrication, Inc.	7,300	139,795
Gulfmark Offshore, Inc., Class A	20,900	942,381
Helix Energy Solutions Group, Inc.*	75,800	1,746,432
Hercules Offshore, Inc.*	123,200	867,328
Hornbeck Offshore Services, Inc.*	27,500	1,471,250
ION Geophysical Corp.*	94,900	571,298
Key Energy Services, Inc.*	117,400	698,530
Lufkin Industries, Inc.	24,200	2,140,974
Matrix Service Co.*	13,300	207,214
Mitcham Industries, Inc.*	2,593	43,510
Natural Gas Services Group, Inc.*	10,100	237,249
Newpark Resources, Inc.*	56,300	618,737
Nuverra Environmental Solutions, Inc.*	104,100	301,890
Oceaneering International, Inc.	198,070	14,300,654
Oil States International, Inc.*	107,715	9,978,718
Parker Drilling Co.*	77,700	386,946
PHI, Inc. (Non-Voting)*	10,200	349,860
Pioneer Energy Services Corp.*	38,100	252,222
RigNet, Inc.*	16,100	410,228
SEACOR Holdings, Inc.	12,902	1,071,511
Tesco Corp.*	22,900	303,425
TETRA Technologies, Inc.*	50,400	517,104
TGC Industries, Inc.	1,037	8,524
Vantage Drilling Co.*	96,400	196,656
Willbros Group, Inc.*	25,900	159,026

		54,182,968

Oil, Gas & Consumable Fuels (3.0%)
Abraxas Petroleum Corp.*	66,105	138,820
Adams Resources & Energy, Inc.	182	12,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Alon USA Energy, Inc.	6,943	$100,396
Alpha Natural Resources, Inc.*	143,915	754,115
Amyris, Inc.*	29,045	83,940
Apco Oil and Gas International, Inc.*	6,942	80,041
Approach Resources, Inc.*	22,500	552,825
Arch Coal, Inc.	165,100	624,078
Berry Petroleum Co., Class A	44,500	1,883,240
Bill Barrett Corp.*	33,000	667,260
Bonanza Creek Energy, Inc.*	19,836	703,385
BPZ Resources, Inc.*	91,565	163,901
Callon Petroleum Co.*	40,300	135,811
Carrizo Oil & Gas, Inc.*	30,800	872,564
Ceres, Inc.*	27	84
Clayton Williams Energy, Inc.*	4,500	195,750
Clean Energy Fuels Corp.*	51,400	678,480
Cloud Peak Energy, Inc.*	43,706	720,275
Comstock Resources, Inc.	34,200	537,966
Concho Resources, Inc.*	101,750	8,518,510
Contango Oil & Gas Co.	9,907	334,361
Crimson Exploration, Inc.*	4,500	12,690
Crosstex Energy, Inc.	42,000	829,920
CVR Energy, Inc.	1,129	53,515
Delek U.S. Holdings, Inc.	25,807	742,725
Diamondback Energy, Inc.*	11,100	369,852
Emerald Oil, Inc.*	5,951	40,824
Endeavour International Corp.*	27,500	105,600
Energy XXI Bermuda Ltd.	59,801	1,326,386
EPL Oil & Gas, Inc.*	18,500	543,160
Evolution Petroleum Corp.*	35,000	381,850
EXCO Resources, Inc.	88,459	675,827
Forest Oil Corp.*	91,600	374,644
Frontline Ltd.*	2,700	4,779
FX Energy, Inc.*	45,600	146,376
GasLog Ltd.	23,200	296,960
Gastar Exploration Ltd.*	49,795	132,953
Goodrich Petroleum Corp.*	30,700	392,960
Green Plains Renewable Energy, Inc.*	15,990	212,987
Gulfport Energy Corp.*	5,112	240,622
Halcon Resources Corp.*	143,396	813,055
Hallador Energy Co.	16,141	129,935
Harvest Natural Resources, Inc.*	1,702	5,276
Isramco, Inc.*	350	32,613
KiOR, Inc., Class A*	66,500	379,715
Knightsbridge Tankers Ltd.	10,800	79,488
Kodiak Oil & Gas Corp.*	204,700	1,819,783
Magnum Hunter Resources Corp.*	114,600	418,290
Matador Resources Co.*	24,700	295,906
Midstates Petroleum Co., Inc.*	46,800	253,188
Miller Energy Resources, Inc.*	44,600	178,400
Nordic American Tankers Ltd.	41,200	311,884
Northern Oil and Gas, Inc.*	45,300	604,302
Oasis Petroleum, Inc.*	227,110	8,827,766
Panhandle Oil and Gas, Inc., Class A	5,800	165,300
PDC Energy, Inc.*	23,300	1,199,484
Penn Virginia Corp.*	33,144	155,777
PetroQuest Energy, Inc.*	39,500	156,420

Quicksilver Resources, Inc.*	100,434	$168,729
Renewable Energy Group, Inc.*	5,139	73,128
Rentech, Inc.	190,700	400,470
Resolute Energy Corp.*	33,100	264,138
REX American Resources Corp.*	1,411	40,594
Rex Energy Corp.*	27,200	478,176
Rosetta Resources, Inc.*	43,846	1,864,332
Sanchez Energy Corp.*	14,900	342,104
Scorpio Tankers, Inc.	113,872	1,022,571
SemGroup Corp., Class A	29,800	1,605,028
Ship Finance International Ltd.	37,200	552,048
SM Energy Co.	146,201	8,769,136
Solazyme, Inc.*	32,703	383,279
Stone Energy Corp.*	38,500	848,155
Swift Energy Co.*	29,100	348,909
Synergy Resources Corp.*	8,326	60,946
Targa Resources Corp.	22,594	1,453,472
Teekay Tankers Ltd., Class A	55,020	144,703
Triangle Petroleum Corp.*	38,500	269,885
Uranerz Energy Corp.*	12,208	13,429
VAALCO Energy, Inc.*	45,000	257,400
W&T Offshore, Inc.	22,700	324,383
Warren Resources, Inc.*	58,600	149,430
Western Refining, Inc.	41,700	1,170,519
Westmoreland Coal Co.*	12,600	141,498
ZaZa Energy Corp.*	59,300	71,160

		61,687,174

Total Energy		115,870,142

Financials (16.3%)
Capital Markets (3.2%)
Affiliated Managers Group, Inc.*	98,530	16,153,008
Apollo Investment Corp.	157,790	1,221,295
Arlington Asset Investment Corp., Class A	9,300	248,682
BGC Partners, Inc., Class A	76,540	450,821
BlackRock Kelso Capital Corp.	48,960	458,266
Calamos Asset Management, Inc., Class A	16,400	172,200
Capital Southwest Corp.	2,407	331,757
CIFC Corp.*	2,300	17,365
Cohen & Steers, Inc.	18,566	630,873
Cowen Group, Inc., Class A*	84,125	243,962
Diamond Hill Investment Group, Inc.	2,000	170,100
Evercore Partners, Inc., Class A	22,200	872,016
FBR & Co.*	11,850	299,331
Fidus Investment Corp.	2,393	44,773
Fifth Street Finance Corp.	79,950	835,477
Financial Engines, Inc.	36,000	1,641,240
FXCM, Inc., Class A	17,500	287,175
GAMCO Investors, Inc., Class A	5,230	289,794
Garrison Capital, Inc.	451	6,954
GFI Group, Inc.	47,681	186,433
Gladstone Capital Corp.	29,900	244,283
Gladstone Investment Corp.	15,983	117,475
Golub Capital BDC, Inc.	23,890	418,075
Greenhill & Co., Inc.	22,600	1,033,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

GSV Capital Corp.*	23,600	$185,496
Harris & Harris Group, Inc.*	3,189	9,695
Hercules Technology Growth Capital, Inc.	36,807	513,090
HFF, Inc., Class A	21,500	382,055
ICG Group, Inc.*	24,900	283,860
INTL FCStone, Inc.*	11,900	207,655
Investment Technology Group, Inc.*	33,500	468,330
Janus Capital Group, Inc.	97,296	827,989
JMP Group, Inc.	10,100	67,064
KCAP Financial, Inc.	5,140	57,876
Knight Capital Group, Inc., Class A*	140,444	504,194
Ladenburg Thalmann Financial Services, Inc.*	128,200	211,530
Lazard Ltd., Class A	381,980	12,280,657
Main Street Capital Corp.	24,531	679,263
Manning & Napier, Inc.	21,200	376,512
MCG Capital Corp.	49,270	256,697
Medallion Financial Corp.	20,994	292,026
Medley Capital Corp.	21,200	287,896
MVC Capital, Inc.	13,800	173,742
New Mountain Finance Corp.	20,379	288,567
NGP Capital Resources Co.	29,800	182,674
Oppenheimer Holdings, Inc., Class A	471	8,968
PennantPark Investment Corp.	43,805	484,045
Piper Jaffray Cos., Inc.*	14,100	445,701
Prospect Capital Corp.	172,844	1,866,715
Pzena Investment Management, Inc., Class A	47,738	311,252
Safeguard Scientifics, Inc.*	13,930	223,576
Solar Capital Ltd.	33,700	778,133
Solar Senior Capital Ltd.	2,012	37,041
Stifel Financial Corp.*	341,850	12,193,789
SWS Group, Inc.*	28,340	154,453
TCP Capital Corp.	15,654	262,518
THL Credit, Inc.	14,900	226,331
TICC Capital Corp.	38,910	374,314
Triangle Capital Corp.	19,400	533,694
Virtus Investment Partners, Inc.*	3,795	668,945
Walter Investment Management Corp.*	27,340	924,365
Westwood Holdings Group, Inc.	6,800	291,856
WhiteHorse Finance, Inc.	361	5,686
WisdomTree Investments, Inc.*	69,947	809,287

		65,512,616

Commercial Banks (5.8%)
1st Source Corp.	9,950	236,412
1st United Bancorp, Inc./Florida	24,700	165,984
Access National Corp.	100	1,298
American National Bankshares, Inc.	11,000	255,640
Ameris Bancorp*	23,600	397,660
Ames National Corp.	13,460	306,350
Arrow Financial Corp.	6,698	165,775
BancFirst Corp.	6,600	307,230

Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	$390,034
Bancorp, Inc./Delaware*	27,400	410,726
BancorpSouth, Inc.	71,100	1,258,470
Bank of Kentucky Financial Corp.	10,000	284,400
Bank of Marin Bancorp/California	6,790	271,600
Bank of the Ozarks, Inc.	19,960	864,867
Banner Corp.	14,900	503,471
BBCN Bancorp, Inc.	60,610	861,874
BNC Bancorp	541	6,178
Boston Private Financial Holdings, Inc.	54,810	583,178
Bridge Bancorp, Inc.	5,882	132,345
Bridge Capital Holdings*	19,800	314,028
Bryn Mawr Bank Corp.	13,672	327,171
Camden National Corp.	4,950	175,576
Capital Bank Financial Corp., Class A*	16,141	306,518
Capital City Bank Group, Inc.*	14,200	163,726
Cardinal Financial Corp.	19,550	286,212
Cascade Bancorp*	28,500	176,985
Cathay General Bancorp	57,001	1,159,970
Center Bancorp, Inc.	771	9,784
Centerstate Banks, Inc.	32,300	280,364
Central Pacific Financial Corp.*	19,300	347,400
Century Bancorp, Inc./Massachusetts, Class A	91	3,185
Chemical Financial Corp.	19,500	506,805
Citizens & Northern Corp.	11,900	229,908
City Holding Co.	10,500	408,975
CNB Financial Corp./Pennsylvania	9,840	166,690
CoBiz Financial, Inc.	2,615	21,705
Columbia Banking System, Inc.	33,110	788,349
Community Bank System, Inc.	37,576	1,159,220
Community Trust Bancorp, Inc.	10,100	359,762
Crescent Financial Bancshares, Inc.*	1,263	5,532
Customers Bancorp, Inc.*	1,353	21,986
CVB Financial Corp.	63,600	747,936
Eagle Bancorp, Inc.*	17,930	401,273
Enterprise Bancorp, Inc./Massachusetts	100	1,849
Enterprise Financial Services Corp.	14,290	228,068
F.N.B. Corp./Pennsylvania	121,800	1,471,344
Fidelity Southern Corp.*	1,533	18,963
Financial Institutions, Inc.	17,100	314,811
First Bancorp, Inc./Maine	5,140	89,847
First Bancorp/North Carolina	16,400	231,240
First BanCorp/Puerto Rico*	69,800	494,184
First Busey Corp.	49,220	221,490
First Commonwealth Financial Corp.	101,100	745,107
First Community Bancshares, Inc./Virginia	20,800	326,144
First Connecticut Bancorp, Inc./Connecticut	19,400	270,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

First Financial Bancorp	41,460	$617,754
First Financial Bankshares, Inc.	22,800	1,269,048
First Financial Corp./Indiana	8,300	257,217
First Financial Holdings, Inc.	3,341	70,863
First Interstate Bancsystem, Inc.	13,000	269,490
First Merchants Corp.	20,800	356,720
First Midwest Bancorp, Inc./Illinois	70,600	968,632
First NBC Bank Holding Co.*	812	19,813
First of Long Island Corp.	10,300	341,857
First Republic Bank/California	255,393	9,827,523
FirstMerit Corp.	121,348	2,430,600
Flushing Financial Corp.	20,350	334,758
FNB United Corp.*	10,614	86,080
German American Bancorp, Inc.	9,900	222,948
Glacier Bancorp, Inc.	53,730	1,192,269
Great Southern Bancorp, Inc.	7,900	212,984
Guaranty Bancorp	24,420	277,167
Hampton Roads Bankshares, Inc.*	2,075	2,677
Hancock Holding Co.	62,890	1,891,102
Hanmi Financial Corp.*	21,138	373,508
Heartland Financial USA, Inc.	10,355	284,659
Heritage Commerce Corp.*	2,100	14,700
Heritage Financial Corp./Washington	18,540	271,611
Home BancShares, Inc./Arkansas	31,894	828,287
Home Federal Bancorp, Inc./Idaho	24,461	311,633
HomeTrust Bancshares, Inc.*	541	9,175
Hudson Valley Holding Corp.	9,980	169,460
IBERIABANK Corp.	234,252	12,558,250
Independent Bank Corp./Massachusetts	13,600	469,200
Independent Bank Group, Inc.*	361	10,974
International Bancshares Corp.	38,400	867,072
Investors Bancorp, Inc.	32,200	678,776
Lakeland Bancorp, Inc.	25,324	264,129
Lakeland Financial Corp.	10,570	293,318
MainSource Financial Group, Inc.	23,700	318,291
MB Financial, Inc.	37,500	1,005,000
Mercantile Bank Corp.	100	1,797
Merchants Bancshares, Inc.	5,200	153,764
Metro Bancorp, Inc.*	20,050	401,602
MetroCorp Bancshares, Inc.	26,600	259,616
MidWestOne Financial Group, Inc.	12,000	288,720
National Bank Holdings Corp., Class A	33,442	658,807
National Bankshares, Inc./Virginia	5,500	195,415
National Penn Bancshares, Inc.	94,900	964,184
NBT Bancorp, Inc.	37,495	793,769
OFG Bancorp	33,400	604,874
Old National Bancorp/Indiana	78,880	1,090,910
OmniAmerican Bancorp, Inc.*	10,576	232,989
Pacific Continental Corp.	16,200	191,160
PacWest Bancorp	28,622	877,264

Park National Corp.	8,850	$608,792
Park Sterling Corp.*	7,202	42,564
Penns Woods Bancorp, Inc.	2,340	97,952
Peoples Bancorp, Inc./Ohio	14,400	303,552
Pinnacle Financial Partners, Inc.*	21,281	547,135
Preferred Bank/California*	551	9,080
PrivateBancorp, Inc.	43,518	923,017
Prosperity Bancshares, Inc.	43,225	2,238,623
Renasant Corp.	14,800	360,232
Republic Bancorp, Inc./Kentucky, Class A	10,400	227,968
S&T Bancorp, Inc.	19,961	391,236
Sandy Spring Bancorp, Inc.	15,910	343,974
SCBT Financial Corp.	12,600	634,914
Seacoast Banking Corp. of Florida*	7,976	17,547
Sierra Bancorp	6,560	97,088
Signature Bank/New York*	155,460	12,906,289
Simmons First National Corp., Class A	11,620	303,166
Southside Bancshares, Inc.	11,517	275,026
Southwest Bancorp, Inc./Oklahoma*	23,900	315,480
State Bank Financial Corp.	22,700	341,181
StellarOne Corp.	15,040	295,536
Sterling Bancorp/New York	18,900	219,618
Sterling Financial Corp./Washington	19,200	456,576
Suffolk Bancorp*	1,231	20,115
Sun Bancorp, Inc./New Jersey*	78,500	266,115
Susquehanna Bancshares, Inc.	146,151	1,878,040
SVB Financial Group*	162,010	13,498,673
SY Bancorp, Inc.	6,800	166,804
Taylor Capital Group, Inc.*	14,600	246,594
Texas Capital Bancshares, Inc.*	29,650	1,315,274
Tompkins Financial Corp.	10,051	454,205
TowneBank/Virginia	15,645	230,294
Trico Bancshares	16,200	345,546
Tristate Capital Holdings, Inc.*	1,082	14,878
Trustmark Corp.	56,520	1,389,262
UMB Financial Corp.	25,060	1,395,090
Umpqua Holdings Corp.	81,090	1,217,161
Union First Market Bankshares Corp.	16,550	340,765
United Bankshares, Inc./West Virginia	35,680	943,736
United Community Banks, Inc./Georgia*	26,500	329,130
Univest Corp. of Pennsylvania	10,547	201,131
ViewPoint Financial Group, Inc.	22,130	460,525
Virginia Commerce Bancorp, Inc.*	811	11,322
Washington Banking Co.	13,928	197,778
Washington Trust Bancorp, Inc.	10,900	310,868
Webster Financial Corp.	64,306	1,651,378
WesBanco, Inc.	16,600	438,738
West Bancorp, Inc.	9,871	115,984
Westamerica Bancorp	20,141	920,242
Western Alliance Bancorp*	44,400	702,852
Wilshire Bancorp, Inc.	54,700	362,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Wintrust Financial Corp.	28,270	$1,082,176
Yadkin Financial Corp.*	361	5,068

		118,746,467

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	951,023
Credit Acceptance Corp.*	5,000	525,250
DFC Global Corp.*	30,350	419,133
Encore Capital Group, Inc.*	17,050	564,525
EZCORP, Inc., Class A*	33,400	563,792
First Cash Financial Services, Inc.*	22,300	1,097,383
First Marblehead Corp.*	118,770	140,149
Green Dot Corp., Class A*	13,000	259,350
Nelnet, Inc., Class A	16,850	608,117
Netspend Holdings, Inc.*	26,500	423,205
Nicholas Financial, Inc.	1,251	18,915
Portfolio Recovery Associates, Inc.*	13,420	2,061,715
Regional Management Corp.*	17,000	425,000
World Acceptance Corp.*	7,040	612,058

		8,669,615

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	35,200	222,112
MarketAxess Holdings, Inc.	28,400	1,327,700
Marlin Business Services Corp.	16,800	382,704
MicroFinancial, Inc.	18	141
NewStar Financial, Inc.*	18,400	245,088
PHH Corp.*	52,000	1,059,760
PICO Holdings, Inc.*	14,400	301,824
Resource America, Inc., Class A	100	850

		3,540,179

Insurance (1.3%)
Ambac Financial Group, Inc.*	29,129	694,144
American Equity Investment Life Holding Co.	47,380	743,866
American Safety Insurance Holdings Ltd.*	8,200	237,390
AMERISAFE, Inc.	11,990	388,356
Amtrust Financial Services, Inc.	26,510	946,407
Argo Group International Holdings Ltd.	21,890	927,917
Baldwin & Lyons, Inc., Class B	6,487	157,504
Citizens, Inc./Texas*	36,500	218,270
CNO Financial Group, Inc.	161,400	2,091,744
Crawford & Co., Class B	40,681	228,627
Donegal Group, Inc., Class A	11,000	153,670
Eastern Insurance Holdings, Inc.	100	1,875
eHealth, Inc.*	17,000	386,240
EMC Insurance Group, Inc.	11,512	302,305
Employers Holdings, Inc.	30,900	755,505
Enstar Group Ltd.*	6,550	871,019
FBL Financial Group, Inc., Class A	721	31,371
First American Financial Corp.	82,600	1,820,504
Global Indemnity plc*	11,550	272,003
Greenlight Capital Reinsurance Ltd., Class A*	20,316	498,351

Hallmark Financial Services, Inc.*	19,600	$179,144
HCI Group, Inc.	3,518	108,073
Hilltop Holdings, Inc.*	43,818	718,615
Horace Mann Educators Corp.	24,910	607,306
Independence Holding Co.	9,964	117,774
Infinity Property & Casualty Corp.	9,300	555,768
Kansas City Life Insurance Co.	4,390	168,005
Maiden Holdings Ltd.	34,930	391,915
Meadowbrook Insurance Group, Inc.	33,000	264,990
Montpelier Reinsurance Holdings Ltd.	45,200	1,130,452
National Financial Partners Corp.*	31,965	809,034
National Interstate Corp.	9,900	289,575
National Western Life Insurance Co., Class A	1,530	290,471
Navigators Group, Inc.*	7,600	433,504
OneBeacon Insurance Group Ltd., Class A	20,000	289,600
Phoenix Cos., Inc.*	4,100	176,300
Platinum Underwriters Holdings Ltd.	23,460	1,342,381
Primerica, Inc.	40,748	1,525,605
RLI Corp.	16,500	1,260,765
Safety Insurance Group, Inc.	8,350	405,059
Selective Insurance Group, Inc.	39,140	901,003
State Auto Financial Corp.	13,500	245,295
Stewart Information Services Corp.	20,500	536,895
Symetra Financial Corp.	60,200	962,598
Tower Group International Ltd.	40,472	830,081
United Fire Group, Inc.	15,100	374,933
Universal Insurance Holdings, Inc.	45,100	319,308

		26,961,517

Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	38,586	952,688
AG Mortgage Investment Trust, Inc. (REIT)	15,100	284,031
Agree Realty Corp. (REIT)	7,878	232,559
Alexander’s, Inc. (REIT)	1,600	469,936
American Assets Trust, Inc. (REIT)	23,296	718,915
American Capital Mortgage Investment Corp. (REIT)	45,045	809,459
American Realty Capital Properties, Inc. (REIT)	100,287	1,530,380
American Residential Properties, Inc. (REIT)*	4,238	72,894
Anworth Mortgage Asset Corp. (REIT)	130,400	730,240
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	304,261
Apollo Residential Mortgage, Inc. (REIT)	23,200	382,336
Armada Hoffler Properties, Inc. (REIT)	2,075	24,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

ARMOUR Residential REIT, Inc. (REIT)	285,728	$1,345,779
Ashford Hospitality Trust, Inc. (REIT)	35,550	407,047
Associated Estates Realty Corp. (REIT)	38,500	619,080
Aviv REIT, Inc. (REIT)	4,780	120,886
Campus Crest Communities, Inc. (REIT)	48,164	555,813
CapLease, Inc. (REIT)	63,600	536,784
Capstead Mortgage Corp. (REIT)	76,810	929,401
Cedar Realty Trust, Inc. (REIT)	54,300	281,274
Chambers Street Properties (REIT)	154,913	1,549,130
Chatham Lodging Trust (REIT)	16,800	288,624
Chesapeake Lodging Trust (REIT)	30,620	636,590
Colonial Properties Trust (REIT)	75,000	1,809,000
Colony Financial, Inc. (REIT)	48,734	969,319
Coresite Realty Corp. (REIT)	17,800	566,218
Cousins Properties, Inc. (REIT)	63,102	637,330
CubeSmart (REIT)	99,850	1,595,603
CyrusOne, Inc. (REIT)	14,460	299,900
CYS Investments, Inc. (REIT)	129,037	1,188,431
DCT Industrial Trust, Inc. (REIT)	216,800	1,550,120
DiamondRock Hospitality Co. (REIT)	142,108	1,324,447
DuPont Fabros Technology, Inc. (REIT)	47,710	1,152,196
Dynex Capital, Inc. (REIT)	33,330	339,633
EastGroup Properties, Inc. (REIT)	22,180	1,248,069
Education Realty Trust, Inc. (REIT)	88,000	900,240
EPR Properties (REIT)	39,678	1,994,613
Equity One, Inc. (REIT)	38,700	875,781
Excel Trust, Inc. (REIT)	23,700	303,597
FelCor Lodging Trust, Inc. (REIT)*	88,640	523,862
First Industrial Realty Trust, Inc. (REIT)	77,900	1,181,743
First Potomac Realty Trust (REIT)	34,657	452,620
Franklin Street Properties Corp. (REIT)	63,498	838,174
GEO Group, Inc. (REIT)	52,572	1,784,819
Getty Realty Corp. (REIT)	19,520	403,088
Gladstone Commercial Corp. (REIT)	14,000	260,960
Glimcher Realty Trust (REIT)	100,330	1,095,604
Government Properties Income Trust (REIT)	38,892	980,856
Gramercy Property Trust, Inc. (REIT)*	4,689	21,100
Healthcare Realty Trust, Inc. (REIT)	66,600	1,698,300
Hersha Hospitality Trust (REIT)	133,729	754,232

Highwoods Properties, Inc. (REIT)	60,800	$2,165,088
Hudson Pacific Properties, Inc. (REIT)	27,900	593,712
Inland Real Estate Corp. (REIT)	47,500	485,450
Invesco Mortgage Capital, Inc. (REIT)	100,655	1,666,847
Investors Real Estate Trust (REIT)	55,920	480,912
iStar Financial, Inc. (REIT)*	66,700	753,043
JAVELIN Mortgage Investment Corp. (REIT)	9,558	134,672
Kite Realty Group Trust (REIT)	44,430	267,913
LaSalle Hotel Properties (REIT)	69,950	1,727,765
Lexington Realty Trust (REIT)	114,145	1,333,214
LTC Properties, Inc. (REIT)	21,800	851,290
Medical Properties Trust, Inc. (REIT)	111,958	1,603,239
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	340,643
National Health Investors, Inc. (REIT)	17,400	1,041,564
New Residential Investment Corp. (REIT)	163,336	1,100,885
New York Mortgage Trust, Inc. (REIT)	40,721	275,681
NorthStar Realty Finance Corp. (REIT)	146,080	1,329,328
Omega Healthcare Investors, Inc. (REIT)	7,320	227,066
One Liberty Properties, Inc. (REIT)	12,200	267,912
Parkway Properties, Inc./Maryland (REIT)	30,270	507,325
Pebblebrook Hotel Trust (REIT)	45,428	1,174,314
Pennsylvania Real Estate Investment Trust (REIT)	48,177	909,582
PennyMac Mortgage Investment Trust (REIT)	46,763	984,361
Potlatch Corp. (REIT)	28,600	1,156,584
PS Business Parks, Inc. (REIT)	13,120	946,870
RAIT Financial Trust (REIT)	54,300	408,336
Ramco-Gershenson Properties Trust (REIT)	36,560	567,777
Redwood Trust, Inc. (REIT)	61,900	1,052,300
Resource Capital Corp. (REIT)	75,850	466,477
Retail Opportunity Investments Corp. (REIT)	37,400	519,860
RLJ Lodging Trust (REIT)	91,700	2,062,333
Rouse Properties, Inc. (REIT)	17,800	349,236
Ryman Hospitality Properties (REIT)	30,216	1,178,726
Sabra Health Care REIT, Inc. (REIT)	26,200	684,082
Saul Centers, Inc. (REIT)	5,650	251,199
Select Income REIT (REIT)	10,300	288,812
Silver Bay Realty Trust Corp. (REIT)	35,322	584,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sovran Self Storage, Inc. (REIT)	22,520	$1,459,071
Spirit Realty Capital, Inc. (REIT)	40,008	708,942
STAG Industrial, Inc. (REIT)	29,414	586,809
Strategic Hotels & Resorts, Inc. (REIT)*	134,265	1,189,588
Summit Hotel Properties, Inc. (REIT)	45,746	432,300
Sun Communities, Inc. (REIT)	26,840	1,335,558
Sunstone Hotel Investors, Inc. (REIT)*	122,263	1,476,937
Terreno Realty Corp. (REIT)	1,173	21,736
Two Harbors Investment Corp. (REIT)	23,807	244,022
UMH Properties, Inc. (REIT)	1,100	11,297
Universal Health Realty Income Trust (REIT)	7,650	329,944
Urstadt Biddle Properties, Inc. (REIT), Class A	13,570	273,707
Washington Real Estate Investment Trust (REIT)	47,800	1,286,298
Western Asset Mortgage Capital Corp. (REIT)	14,300	249,678
Whitestone REIT (REIT)	1,623	25,578
Winthrop Realty Trust (REIT)	19,800	238,194

		81,141,394

Real Estate Management & Development (0.7%)
Alexander & Baldwin, Inc.*	27,332	1,086,447
Altisource Residential Corp.*	3,518	58,716
AV Homes, Inc.*	13,500	239,355
Consolidated-Tomoka Land Co.	282	10,761
Forestar Group, Inc.*	24,000	481,440
Kennedy-Wilson Holdings, Inc.	33,500	557,440
Realogy Holdings Corp.*	227,184	10,913,919
Tejon Ranch Co.*	9,200	262,108
Thomas Properties Group, Inc.	49,700	263,410

		13,873,596

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	617,694
Bank Mutual Corp.	35,000	197,400
BankFinancial Corp.	19,600	166,600
BBX Capital Corp., Class A*	361	4,661
Beneficial Mutual Bancorp, Inc.*	20,970	176,148
Berkshire Hills Bancorp, Inc.	14,800	410,848
BofI Holding, Inc.*	7,845	359,458
Brookline Bancorp, Inc.	51,156	444,034
Cape Bancorp, Inc.	35	332
Capitol Federal Financial, Inc.	94,978	1,153,033
Charter Financial Corp./Maryland	31,676	319,294
Clifton Savings Bancorp, Inc.	20,500	242,925
Dime Community Bancshares, Inc.	18,400	281,888
Doral Financial Corp.*	186,800	155,044
ESB Financial Corp.	13,824	167,685
ESSA Bancorp, Inc.	14,000	153,440
EverBank Financial Corp.	53,602	887,649

Farmer Mac, Class C	360	$10,397
First Defiance Financial Corp.	1,061	23,926
First Financial Northwest, Inc.	1,723	17,764
First PacTrust Bancorp, Inc.	400	5,432
Flagstar Bancorp, Inc.*	4,869	67,971
Fox Chase Bancorp, Inc.	19,900	338,300
Franklin Financial Corp./Virginia	18,800	338,588
Heritage Financial Group, Inc.	9	133
Home Loan Servicing Solutions Ltd.	40,000	958,800
HomeStreet, Inc.	3,053	65,487
Kearny Financial Corp.*	15,407	161,619
Meridian Interstate Bancorp, Inc.*	16,233	305,667
MGIC Investment Corp.*	237,551	1,441,935
NASB Financial, Inc.*	91	2,381
Nationstar Mortgage Holdings, Inc.*	1,325	49,608
Northfield Bancorp, Inc./New Jersey	39,758	465,964
Northwest Bancshares, Inc.	78,390	1,059,049
OceanFirst Financial Corp.	20,487	318,573
Ocwen Financial Corp.*	7,434	306,429
Oritani Financial Corp.	39,194	614,562
PennyMac Financial Services, Inc., Class A*	1,984	42,200
Provident Financial Holdings, Inc.	100	1,588
Provident Financial Services, Inc.	43,000	678,540
Provident New York Bancorp	20,100	187,734
Radian Group, Inc.	129,166	1,500,909
Rockville Financial, Inc.	23,498	307,354
Roma Financial Corp.*	16,700	303,272
Territorial Bancorp, Inc.	10,100	228,361
Tree.com, Inc.	731	12,529
TrustCo Bank Corp./New York	66,200	360,128
United Financial Bancorp, Inc.	10,900	165,135
Walker & Dunlop, Inc.*	2,435	42,612
Waterstone Financial, Inc.*	541	5,497
Westfield Financial, Inc.	21,240	148,680
WSFS Financial Corp.	3,700	193,843

		16,469,100

Total Financials		334,914,484

Health Care (13.8%)
Biotechnology (4.6%)
ACADIA Pharmaceuticals, Inc.*	45,717	829,764
Achillion Pharmaceuticals, Inc.*	67,038	548,371
Acorda Therapeutics, Inc.*	28,100	927,019
Aegerion Pharmaceuticals, Inc.*	21,300	1,349,142
Alkermes plc*	8,465	242,776
Alnylam Pharmaceuticals, Inc.*	41,500	1,286,915
AMAG Pharmaceuticals, Inc.*	19,553	435,054
Amicus Therapeutics, Inc.*	57,300	133,509
Anacor Pharmaceuticals, Inc.*	36,800	205,712
Arena Pharmaceuticals, Inc.*	168,800	1,299,760
ArQule, Inc.*	4,599	10,670
Array BioPharma, Inc.*	92,500	419,950
Astex Pharmaceuticals*	70,300	288,933
AVEO Pharmaceuticals, Inc.*	41,007	102,517
BioCryst Pharmaceuticals, Inc.*	6,898	10,692
BioMarin Pharmaceutical, Inc.*	167,967	9,370,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Biospecifics Technologies Corp.*	18	$281
Biotime, Inc.*	34,925	138,303
Cell Therapeutics, Inc.*	13,526	14,202
Celldex Therapeutics, Inc.*	60,800	949,088
Cepheid, Inc.*	51,000	1,755,420
Chelsea Therapeutics International Ltd.*	16,773	38,578
ChemoCentryx, Inc.*	13,700	193,718
Chimerix, Inc.*	631	15,295
Clovis Oncology, Inc.*	47,554	3,185,167
Codexis, Inc.*	3,913	8,648
Coronado Biosciences, Inc.*	4,870	41,882
Cubist Pharmaceuticals, Inc.*	163,874	7,915,114
Curis, Inc.*	78,400	250,096
Cytokinetics, Inc.*	17,362	200,878
Cytori Therapeutics, Inc.*	32,886	75,638
Dendreon Corp.*	119,800	493,576
Discovery Laboratories, Inc.*	9	14
Durata Therapeutics, Inc.*	812	5,846
Dyax Corp.*	126,000	435,960
Dynavax Technologies Corp.*	203,209	223,530
Emergent Biosolutions, Inc.*	18,700	269,654
Enanta Pharmaceuticals, Inc.*	451	7,987
Enzon Pharmaceuticals, Inc.	38,700	77,400
Exact Sciences Corp.*	40,800	567,528
Exelixis, Inc.*	142,700	647,858
Fibrocell Science, Inc.*	1,082	6,622
Galena Biopharma, Inc.*	19,748	43,841
Genomic Health, Inc.*	10,000	317,100
Geron Corp.*	37,015	55,522
GTx, Inc.*	58,500	386,100
Halozyme Therapeutics, Inc.*	59,200	470,048
Hyperion Therapeutics, Inc.*	992	21,824
Idenix Pharmaceuticals, Inc.*	47,200	170,392
ImmunoGen, Inc.*	64,800	1,075,032
Immunomedics, Inc.*	59,600	324,224
Infinity Pharmaceuticals, Inc.*	33,391	542,604
Insmed, Inc.*	5,861	70,098
Insys Therapeutics, Inc.*	631	8,733
Intercept Pharmaceuticals, Inc.*	1,262	56,588
InterMune, Inc.*	50,900	489,658
Ironwood Pharmaceuticals, Inc.*	58,500	582,075
Isis Pharmaceuticals, Inc.*	187,161	5,029,016
Keryx Biopharmaceuticals, Inc.*	61,400	458,658
KYTHERA Biopharmaceuticals, Inc.*	992	26,834
Lexicon Pharmaceuticals, Inc.*	224,300	486,731
Ligand Pharmaceuticals, Inc., Class B*	12,050	450,911
MannKind Corp.*	93,055	604,858
Maxygen, Inc.	2,532	6,279
MEI Pharma, Inc.*	1,082	7,715
Merrimack Pharmaceuticals, Inc.*	62,899	423,310
MiMedx Group, Inc.*	53,712	379,207
Momenta Pharmaceuticals, Inc.*	33,100	498,486
Nanosphere, Inc.*	12,535	38,482
Neurocrine Biosciences, Inc.*	43,100	576,678
NewLink Genetics Corp.*	20,100	396,372
Novavax, Inc.*	89,698	183,881
NPS Pharmaceuticals, Inc.*	71,389	1,077,974

OncoGenex Pharmaceutical, Inc.*	2,812	$27,558
Oncothyreon, Inc.*	3,558	5,550
Onyx Pharmaceuticals, Inc.*	180,460	19,670,140
Opko Health, Inc.*	99,950	709,645
Orexigen Therapeutics, Inc.*	47,700	279,045
Osiris Therapeutics, Inc.*	34,900	351,443
OvaScience, Inc.*	361	4,957
PDL BioPharma, Inc.	101,200	781,264
Peregrine Pharmaceuticals, Inc.*	32,282	41,644
Pharmacyclics, Inc.*	85,621	6,804,301
Portola Pharmaceuticals, Inc.*	1,713	42,088
Progenics Pharmaceuticals, Inc.*	34,814	155,270
Prothena Corp. plc*	631	8,146
Puma Biotechnology, Inc.*	14,304	634,668
Quintiles Transnational Holdings, Inc.*	238,396	10,146,134
Raptor Pharmaceutical Corp.*	49,500	462,825
Receptos, Inc.*	631	12,551
Regulus Therapeutics, Inc.*	2,075	20,356
Repligen Corp.*	4,837	39,857
Rigel Pharmaceuticals, Inc.*	65,200	217,768
Sangamo BioSciences, Inc.*	32,600	254,606
Sarepta Therapeutics, Inc.*	20,830	792,582
Seattle Genetics, Inc.*	6,431	202,319
SIGA Technologies, Inc.*	33,060	93,890
Spectrum Pharmaceuticals, Inc.	46,200	344,652
Stemline Therapeutics, Inc.*	1,983	47,275
Sunesis Pharmaceuticals, Inc.*	13,381	69,715
Synageva BioPharma Corp.*	11,789	495,138
Synergy Pharmaceuticals, Inc.*	51,000	220,320
Synta Pharmaceuticals Corp.*	44,500	222,055
Targacept, Inc.*	18,675	79,742
Tesaro, Inc.*	8,746	286,344
Tetraphase Pharmaceuticals, Inc.*	361	2,538
TG Therapeutics, Inc.*	2,075	13,259
Theravance, Inc.*	4,446	171,304
Threshold Pharmaceuticals, Inc.*	34,200	179,892
Trius Therapeutics, Inc.*	14,247	115,686
Vanda Pharmaceuticals, Inc.*	44,758	361,645
Verastem, Inc.*	19,790	274,685
Vical, Inc.*	68,900	215,657
XOMA Corp.*	13,794	50,072
ZIOPHARM Oncology, Inc.*	27,823	58,428

		95,206,191

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	14,700	698,397
ABIOMED, Inc.*	22,900	493,724
Accuray, Inc.*	48,667	279,349
Align Technology, Inc.*	269,060	9,965,982
Alphatec Holdings, Inc.*	78,400	160,720
Analogic Corp.	8,700	633,621
AngioDynamics, Inc.*	12,801	144,395
Anika Therapeutics, Inc.*	2,373	40,341
Antares Pharma, Inc.*	88,100	366,496
ArthroCare Corp.*	17,200	593,916
AtriCure, Inc.*	3,312	31,464
Atrion Corp.	1,300	284,323
Cantel Medical Corp.	15,450	523,291
Cardiovascular Systems, Inc.*	12,931	274,137
Cerus Corp.*	31,172	137,780
CONMED Corp.	18,600	581,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

CryoLife, Inc.	18,122	$113,444
Cyberonics, Inc.*	21,700	1,127,532
Cynosure, Inc., Class A*	20,631	535,998
Derma Sciences, Inc.*	541	7,222
DexCom, Inc.*	47,700	1,070,865
Endologix, Inc.*	46,600	618,848
Exactech, Inc.*	18,800	371,300
GenMark Diagnostics, Inc.*	8,026	82,989
Globus Medical, Inc., Class A*	35,075	591,364
Greatbatch, Inc.*	15,100	495,129
Haemonetics Corp.*	37,000	1,529,950
Hansen Medical, Inc.*	62	89
HeartWare International, Inc.*	123,590	11,754,645
ICU Medical, Inc.*	7,600	547,656
Insulet Corp.*	39,400	1,237,554
Integra LifeSciences Holdings Corp.*	14,300	523,809
Invacare Corp.	20,100	288,636
MAKO Surgical Corp.*	28,100	338,605
Masimo Corp.	33,950	719,740
Meridian Bioscience, Inc.	26,900	578,350
Merit Medical Systems, Inc.*	32,675	364,326
Natus Medical, Inc.*	16,700	227,955
Navidea Biopharmaceuticals, Inc.*	70,000	186,900
Neogen Corp.*	18,300	1,016,748
NuVasive, Inc.*	33,600	832,944
NxStage Medical, Inc.*	42,099	601,174
OraSure Technologies, Inc.*	39,011	151,363
Orthofix International N.V.*	12,500	336,250
PhotoMedex, Inc.*	17,200	274,168
Quidel Corp.*	17,900	456,987
Rochester Medical Corp.*	361	5,318
Rockwell Medical, Inc.*	17,811	64,298
RTI Biologics, Inc.*	38,176	143,542
Sirona Dental Systems, Inc.*	131,242	8,646,223
Solta Medical, Inc.*	13,929	31,758
Spectranetics Corp.*	35,600	665,008
STAAR Surgical Co.*	30,600	310,590
STERIS Corp.	42,900	1,839,552
SurModics, Inc.*	20,600	412,206
Symmetry Medical, Inc.*	26,200	220,604
TearLab Corp.*	10,551	112,052
Thoratec Corp.*	37,331	1,168,834
Tornier N.V.*	17,799	311,482
Unilife Corp.*	55,800	176,886
Utah Medical Products, Inc.	191	10,371
Vascular Solutions, Inc.*	18,600	273,606
Volcano Corp.*	37,700	683,501
West Pharmaceutical Services, Inc.	29,500	2,072,670
Wright Medical Group, Inc.*	30,600	802,026
Zeltiq Aesthetics, Inc.*	26,863	171,655

		60,313,722

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.*	475,084	15,711,028
Accretive Health, Inc.*	43,800	473,478
Addus HomeCare Corp.*	2,435	48,067
Air Methods Corp.	32,100	1,087,548
Alliance HealthCare Services, Inc.*	631	9,869
Almost Family, Inc.	7,251	137,769
Amedisys, Inc.*	20,300	235,886
AMN Healthcare Services, Inc.*	32,800	469,696

Amsurg Corp.*	22,416	$786,802
Assisted Living Concepts, Inc., Class A*	16,860	201,646
Bio-Reference Labs, Inc.*	15,800	454,250
BioScrip, Inc.*	41,147	678,925
Capital Senior Living Corp.*	30,800	736,120
Catamaran Corp.*	110,716	5,394,084
Centene Corp.*	38,300	2,009,218
Chemed Corp.	14,500	1,050,235
Chindex International, Inc.*	13,100	212,482
Corvel Corp.*	11,400	333,678
Cross Country Healthcare, Inc.*	1,173	6,053
Emeritus Corp.*	28,383	657,918
Ensign Group, Inc.	11,700	412,074
ExamWorks Group, Inc.*	20,300	430,969
Five Star Quality Care, Inc.*	39,400	221,034
Gentiva Health Services, Inc.*	26,900	267,924
Hanger, Inc.*	26,500	838,195
HealthSouth Corp.*	71,600	2,062,080
Healthways, Inc.*	25,900	450,142
IPC The Hospitalist Co., Inc.*	10,800	554,688
Kindred Healthcare, Inc.*	33,541	440,393
Landauer, Inc.	6,233	301,116
LHC Group, Inc.*	9,400	184,052
Magellan Health Services, Inc.*	20,500	1,149,640
MEDNAX, Inc.*	108,463	9,933,042
Molina Healthcare, Inc.*	20,050	745,459
MWI Veterinary Supply, Inc.*	8,900	1,096,836
National Healthcare Corp.	6,100	291,580
National Research Corp., Class A*	9,744	175,392
National Research Corp., Class B	144	5,031
Owens & Minor, Inc.#	48,850	1,652,595
PharMerica Corp.*	20,800	288,288
Providence Service Corp.*	13,800	401,442
Select Medical Holdings Corp.	36,419	298,636
Skilled Healthcare Group, Inc., Class A*	25,990	173,613
Team Health Holdings, Inc.*	46,602	1,913,944
Triple-S Management Corp., Class B*	12,200	261,934
U.S. Physical Therapy, Inc.	7,200	199,008
Universal American Corp.	20,000	177,800
USMD Holdings, Inc.*	180	5,326
Vanguard Health Systems, Inc.*	23,695	491,434
WellCare Health Plans, Inc.*	150,100	8,338,055

		64,456,474

Health Care Technology (0.4%)
athenahealth, Inc.*	26,750	2,266,260
Computer Programs & Systems, Inc.	6,500	319,410
Greenway Medical Technologies*	15,300	188,802
HealthStream, Inc.*	15,100	382,332
HMS Holdings Corp.*	66,900	1,558,770
MedAssets, Inc.*	45,400	805,396
Medidata Solutions, Inc.*	18,797	1,455,828
Merge Healthcare, Inc.*	73,200	263,520
Omnicell, Inc.*	23,800	489,090
Quality Systems, Inc.	27,800	520,138
Vocera Communications, Inc.*	10,600	155,820

		8,405,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.*	1,082	$8,786
Affymetrix, Inc.*	58,100	257,964
Albany Molecular Research, Inc.*	4,329	51,385
Cambrex Corp.*	29,600	413,512
Fluidigm Corp.*	18,500	323,010
Furiex Pharmaceuticals, Inc.*	4,102	139,755
Harvard Bioscience, Inc.*	2,993	14,157
ICON plc*	382,036	13,535,536
Luminex Corp.*	28,500	587,385
NeoGenomics, Inc.*	1,443	5,743
Pacific Biosciences of California, Inc.*	62,565	157,664
PAREXEL International Corp.*	42,277	1,942,205
Sequenom, Inc.*	64,100	269,861

		17,706,963

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.*	7,935	73,557
Acura Pharmaceuticals, Inc.*	10,603	19,934
Akorn, Inc.*	712,895	9,638,340
Alimera Sciences, Inc.*	1,533	7,481
Ampio Pharmaceuticals, Inc.*	35,300	203,681
Auxilium Pharmaceuticals, Inc.*	37,600	625,288
AVANIR Pharmaceuticals, Inc., Class A*	100,521	462,397
BioDelivery Sciences International, Inc.*	2,435	9,886
Cadence Pharmaceuticals, Inc.*	92,913	633,667
Cempra, Inc.*	2,435	19,066
Corcept Therapeutics, Inc.*	42,704	73,878
Cornerstone Therapeutics, Inc.*	18,514	148,112
Depomed, Inc.*	47,000	263,670
Endocyte, Inc.*	35,900	471,367
Forest Laboratories, Inc. (Contingent Value Shares)*†(b)	11,400	—
Hi-Tech Pharmacal Co., Inc.	9,500	315,400
Horizon Pharma, Inc.*	10,895	26,802
Impax Laboratories, Inc.*	58,100	1,159,095
Jazz Pharmaceuticals plc*	178,012	12,234,765
Lannett Co., Inc.*	24,000	285,840
Medicines Co.*	38,300	1,178,108
Nektar Therapeutics*	79,800	921,690
Omeros Corp.*	12,657	63,791
Omthera Pharmaceuticals, Inc.*	4,945	65,768
Optimer Pharmaceuticals, Inc.*	28,700	415,289
Pacira Pharmaceuticals, Inc.*	21,300	617,700
Pain Therapeutics, Inc.*	13,290	29,371
Pernix Therapeutics Holdings*	42,468	153,309
Pozen, Inc.*	50,300	252,003
Questcor Pharmaceuticals, Inc.	41,400	1,882,044
Repros Therapeutics, Inc.*	6,312	116,456
Sagent Pharmaceuticals, Inc.*	8,800	184,624
Santarus, Inc.*	51,800	1,090,390
Sciclone Pharmaceuticals, Inc.*	56,000	277,760
Sucampo Pharmaceuticals, Inc., Class A*	24,300	159,894
Supernus Pharmaceuticals, Inc.*	6,763	43,486
TherapeuticsMD, Inc.*	1,713	5,190

Transcept Pharmaceuticals, Inc.*	587	$1,773
Ventrus Biosciences, Inc.*	27	65
ViroPharma, Inc.*	51,100	1,464,015
Vivus, Inc.*	77,500	974,950
XenoPort, Inc.*	33,900	167,805
Zogenix, Inc.*	9,050	15,476

		36,753,183

Total Health Care		282,841,899

Industrials (18.1%)
Aerospace & Defense (2.3%)
AAR Corp.	24,500	538,510
Aerovironment, Inc.*	9,300	187,674
American Science & Engineering, Inc.	6,082	340,592
Astronics Corp.*	7,000	286,090
Cubic Corp.	12,600	606,060
Curtiss-Wright Corp.	33,000	1,222,980
DigitalGlobe, Inc.*	52,697	1,634,134
Engility Holdings, Inc.*	10,857	308,556
Esterline Technologies Corp.*	23,400	1,691,586
GenCorp, Inc.*	35,500	577,230
HEICO Corp.	40,997	2,065,019
Hexcel Corp.*	517,588	17,623,872
KEYW Holding Corp.*	21,485	284,676
Kratos Defense & Security Solutions, Inc.*	27,018	175,077
LMI Aerospace, Inc.*	10,900	204,266
Moog, Inc., Class A*	34,200	1,762,326
National Presto Industries, Inc.	3,178	228,911
Orbital Sciences Corp.*	39,400	684,378
Taser International, Inc.*	42,400	361,248
Teledyne Technologies, Inc.*	30,800	2,382,380
TransDigm Group, Inc.	89,029	13,957,076

		47,122,641

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	30,100	198,961
Atlas Air Worldwide Holdings, Inc.*	18,600	813,936
Echo Global Logistics, Inc.*	9,400	183,206
Forward Air Corp.	22,600	865,128
Hub Group, Inc., Class A*	28,900	1,052,538
Pacer International, Inc.*	5,900	37,229
Park-Ohio Holdings Corp.*	12,500	412,250
UTi Worldwide, Inc.	57,918	953,909
XPO Logistics, Inc.*	900	16,281

		4,533,438

Airlines (0.3%)
Alaska Air Group, Inc.*	4,729	245,908
Allegiant Travel Co.	10,190	1,080,038
Hawaiian Holdings, Inc.*	7,200	43,992
JetBlue Airways Corp.*	176,800	1,113,840
Republic Airways Holdings, Inc.*	36,500	413,545
SkyWest, Inc.	34,100	461,714
Spirit Airlines, Inc.*	42,499	1,350,193
U.S. Airways Group, Inc.*	122,500	2,011,450

		6,720,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.4%)
A.O. Smith Corp.	6,036	$218,986
AAON, Inc.	13,450	444,926
Apogee Enterprises, Inc.	21,300	511,200
Builders FirstSource, Inc.*	39,500	236,210
Gibraltar Industries, Inc.*	20,400	297,024
Griffon Corp.	27,100	304,875
Insteel Industries, Inc.	13,300	233,016
NCI Building Systems, Inc.*	4,599	70,319
Nortek, Inc.*	6,000	386,580
Patrick Industries, Inc.*	100	2,079
Ply Gem Holdings, Inc.*	92,075	1,847,024
Quanex Building Products Corp.	25,200	424,368
Simpson Manufacturing Co., Inc.	27,800	817,876
Trex Co., Inc.*	10,900	517,641
Universal Forest Products, Inc.	14,900	594,808
USG Corp.*	57,700	1,329,985

		8,236,917

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	882,360
ACCO Brands Corp.*	80,600	512,616
ARC Document Solutions, Inc.*	61,900	247,600
Brink’s Co.	36,800	938,768
Casella Waste Systems, Inc., Class A*	25,000	107,750
Cenveo, Inc.*	69,600	148,248
CompX International, Inc.	19,200	268,032
Consolidated Graphics, Inc.*	10,000	470,100
Courier Corp.	20,900	298,452
Deluxe Corp.	39,400	1,365,210
EnerNOC, Inc.*	12,500	165,750
Ennis, Inc.	14,100	243,789
G&K Services, Inc., Class A	13,400	637,840
Healthcare Services Group, Inc.	52,200	1,279,944
Heritage-Crystal Clean, Inc.*	12,100	176,781
Herman Miller, Inc.	39,300	1,063,851
HNI Corp.	35,400	1,276,878
InnerWorkings, Inc.*	22,600	245,210
Interface, Inc.	37,800	641,466
Intersections, Inc.	11,400	99,978
Kimball International, Inc., Class B	38,900	377,719
Knoll, Inc.	29,700	422,037
McGrath RentCorp	15,500	529,480
Metalico, Inc.*	3,650	4,380
Mine Safety Appliances Co.	18,800	875,140
Mobile Mini, Inc.*	32,000	1,060,800
Multi-Color Corp.	7,700	233,618
NL Industries, Inc.	13,300	150,290
Quad/Graphics, Inc.	20,500	494,050
Schawk, Inc.	32,900	431,977
Standard Parking Corp.*	12,500	268,250
Steelcase, Inc., Class A	59,614	869,172
Swisher Hygiene, Inc.*	41,900	36,030
Team, Inc.*	18,000	681,300
Tetra Tech, Inc.#*	44,700	1,050,897
TMS International Corp., Class A	20,300	301,049
U.S. Ecology, Inc.	13,800	378,672
UniFirst Corp.	9,400	857,750
United Stationers, Inc.	34,890	1,170,560
Viad Corp.	11,600	284,432
West Corp.	13,859	306,838

		21,855,064

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	$567,252
Ameresco, Inc., Class A*	16,100	145,061
Argan, Inc.	10,600	165,360
Comfort Systems USA, Inc.	20,900	311,828
Dycom Industries, Inc.*	22,700	525,278
EMCOR Group, Inc.	49,247	2,001,891
Furmanite Corp.*	34,300	229,467
Granite Construction, Inc.	27,700	824,352
Great Lakes Dredge & Dock Corp.	40,827	319,267
Layne Christensen Co.*	13,800	269,238
MasTec, Inc.*	40,300	1,325,870
Michael Baker Corp.	14,900	403,939
MYR Group, Inc.*	19,700	383,165
Northwest Pipe Co.*	9,800	273,420
Orion Marine Group, Inc.*	15,600	188,604
Pike Electric Corp.	16,100	198,030
Primoris Services Corp.	22,900	451,588
Tutor Perini Corp.*	19,700	356,373

		8,939,983

Electrical Equipment (1.5%)
Acuity Brands, Inc.	32,000	2,416,640
American Superconductor Corp.*	28,400	74,976
AMETEK, Inc.	317,250	13,419,675
AZZ, Inc.	19,500	751,920
Belden, Inc.	36,300	1,812,459
Brady Corp., Class A	38,100	1,170,813
Capstone Turbine Corp.*	118,700	138,879
Coleman Cable, Inc.	30,200	545,412
Encore Wire Corp.	12,200	416,020
EnerSys, Inc.	36,000	1,765,440
Enphase Energy, Inc.*	29,900	231,127
Franklin Electric Co., Inc.	33,600	1,130,640
FuelCell Energy, Inc.*	99,300	126,111
Generac Holdings, Inc.	35,404	1,310,302
General Cable Corp.	32,436	997,407
Global Power Equipment Group, Inc.	9,800	157,976
GrafTech International Ltd.*	76,196	554,707
II-VI, Inc.*	37,100	603,246
Polypore International, Inc.*	29,764	1,199,489
Powell Industries, Inc.*	7,000	361,550
Preformed Line Products Co.	3,998	265,107
Thermon Group Holdings, Inc.*	14,300	291,720
Vicor Corp.*	27,700	189,745

		29,931,361

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	203,815	12,699,713
Raven Industries, Inc.	26,000	779,480

		13,479,193

Machinery (6.6%)
Accuride Corp.*	1,800	9,108
Actuant Corp., Class A	379,250	12,503,872
Alamo Group, Inc.	7,000	285,740
Albany International Corp., Class A	16,700	550,766
Altra Holdings, Inc.	16,800	459,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

American Railcar Industries, Inc.	11,000	$368,610
Ampco-Pittsburgh Corp.	7,200	135,144
Astec Industries, Inc.	11,400	390,906
Barnes Group, Inc.	39,110	1,172,909
Blount International, Inc.*	30,600	361,692
Briggs & Stratton Corp.	35,000	693,000
Chart Industries, Inc.*	175,520	16,514,677
CIRCOR International, Inc.	10,900	554,374
CLARCOR, Inc.	39,100	2,041,411
Columbus McKinnon Corp.*	9,000	191,880
Commercial Vehicle Group, Inc.*	10,700	79,822
Douglas Dynamics, Inc.	15,500	201,190
Dynamic Materials Corp.	8,900	146,939
Energy Recovery, Inc.*	58,400	241,192
EnPro Industries, Inc.*	12,800	649,728
ESCO Technologies, Inc.	20,800	673,504
ExOne Co.*	5,500	339,460
Federal Signal Corp.*	45,300	396,375
Flow International Corp.*	10,000	36,900
FreightCar America, Inc.	7,700	130,823
Gorman-Rupp Co.	8,675	276,212
Graham Corp.	11,100	333,333
Greenbrier Cos., Inc.*	17,400	424,038
Hurco Cos., Inc.	100	2,877
Hyster-Yale Materials Handling, Inc.	8,153	511,927
IDEX Corp.	248,060	13,348,109
John Bean Technologies Corp.	18,400	386,584
Joy Global, Inc.	225,530	10,944,971
Kadant, Inc.	11,200	337,904
Kaydon Corp.	22,300	614,365
L.B. Foster Co., Class A	4,400	189,948
Lincoln Electric Holdings, Inc.	292,750	16,765,792
Lindsay Corp.	8,200	614,836
Lydall, Inc.*	22,600	329,960
Meritor, Inc.*	65,800	463,890
Met-Pro Corp.	18,300	245,952
Middleby Corp.*	93,940	15,978,255
Miller Industries, Inc.	14,000	215,320
Mueller Industries, Inc.	19,798	998,413
Mueller Water Products, Inc., Class A	97,400	673,034
NN, Inc.	3,100	35,371
Omega Flex, Inc.	13,700	203,719
PMFG, Inc.*	9,100	62,972
Proto Labs, Inc.*	11,907	773,598
RBC Bearings, Inc.*	158,998	8,259,946
Rexnord Corp.*	22,400	377,440
Standex International Corp.	9,600	506,400
Sun Hydraulics Corp.	12,000	375,360
Tennant Co.	13,800	666,126
Titan International, Inc.	40,000	674,800
Trimas Corp.*	25,000	932,000
Twin Disc, Inc.	10,400	246,480
Valmont Industries, Inc.	110,485	15,809,299
Wabash National Corp.*	37,700	383,786
Watts Water Technologies, Inc., Class A	23,092	1,046,991
Woodward, Inc.	53,800	2,152,000

		135,292,014

Marine (0.9%)
International Shipholding Corp.	13,900	$324,287
Kirby Corp.*	221,634	17,628,768
Matson, Inc.	27,058	676,450

		18,629,505

Professional Services (1.3%)
Acacia Research Corp.	38,700	864,945
Advisory Board Co.*	26,700	1,459,155
Barrett Business Services, Inc.	5,600	292,376
CBIZ, Inc.*	18,300	122,793
CDI Corp.	13,600	192,576
Corporate Executive Board Co.	26,500	1,675,330
CRA International, Inc.*	6,600	121,902
Dolan Co.*	845	1,377
Exponent, Inc.	10,000	591,100
Franklin Covey Co.*	26,300	353,998
FTI Consulting, Inc.*	30,200	993,278
GP Strategies Corp.*	19,200	457,344
Heidrick & Struggles International, Inc.	8,400	140,448
Hill International, Inc.*	3,086	8,456
Hudson Global, Inc.*	5,392	13,372
Huron Consulting Group, Inc.*	17,800	823,072
ICF International, Inc.*	11,700	368,667
Insperity, Inc.	14,100	427,230
Kelly Services, Inc., Class A	18,100	316,207
Kforce, Inc.	21,300	310,980
Korn/Ferry International*	30,100	564,074
Mistras Group, Inc.*	16,000	281,280
Navigant Consulting, Inc.*	38,800	465,600
Odyssey Marine Exploration, Inc.*	65,100	192,696
On Assignment, Inc.*	33,400	892,448
Pendrell Corp.*	113,900	298,418
Resources Connection, Inc.	26,700	309,720
Robert Half International, Inc.	373,770	12,420,377
RPX Corp.*	21,120	354,816
TrueBlue, Inc.*	28,300	595,715
VSE Corp.	5,100	209,457
WageWorks, Inc.*	16,793	578,519

		26,697,726

Road & Rail (1.1%)
Amerco, Inc.	631	102,159
Arkansas Best Corp.	16,772	384,918
Avis Budget Group, Inc.*	7,051	202,716
Celadon Group, Inc.	12,800	233,600
Genesee & Wyoming, Inc., Class A*	193,933	16,453,276
Heartland Express, Inc.	37,900	525,673
Knight Transportation, Inc.	46,800	787,176
Marten Transport Ltd.	10,500	164,535
Old Dominion Freight Line, Inc.*	5,844	243,227
Patriot Transportation Holding, Inc.*	5,000	150,200
Quality Distribution, Inc.*	26,100	230,724
Roadrunner Transportation Systems, Inc.*	11,300	314,592
Saia, Inc.*	14,700	440,559
Swift Transportation Co.*	56,900	941,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Truckload Services, Inc.*	9,400	$226,634
Werner Enterprises, Inc.	30,200	729,934

		22,131,049

Trading Companies & Distributors (1.3%)
Aceto Corp.	33,500	466,655
Aircastle Ltd.	41,700	666,783
Applied Industrial Technologies, Inc.	31,900	1,541,727
Beacon Roofing Supply, Inc.*	33,000	1,250,040
CAI International, Inc.*	14,700	346,479
DXP Enterprises, Inc.*	6,900	459,540
Edgen Group, Inc.*	28,700	183,106
H&E Equipment Services, Inc.	21,700	457,219
Houston Wire & Cable Co.	12,400	171,616
Kaman Corp.	20,700	715,392
Rush Enterprises, Inc., Class A*	22,000	544,500
TAL International Group, Inc.*	22,700	989,039
Textainer Group Holdings Ltd.	14,929	573,871
Titan Machinery, Inc.*	11,000	215,930
United Rentals, Inc.*	349,960	17,466,504
Watsco, Inc.	19,089	1,602,712

		27,651,113

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	23,800	441,966

Total Industrials		371,662,650

Information Technology (18.7%)
Communications Equipment (2.5%)
ADTRAN, Inc.	55,100	1,356,011
Anaren, Inc.*	10,800	247,752
ARRIS Group, Inc.*	91,200	1,308,720
Aruba Networks, Inc.*	315,630	4,848,077
Aviat Networks, Inc.*	38,769	101,575
Bel Fuse, Inc., Class B	6,800	91,460
Black Box Corp.	11,800	298,776
CalAmp Corp.*	32,600	475,960
Calix, Inc.*	31,100	314,110
Ciena Corp.*	747,932	14,524,840
Comtech Telecommunications Corp.	18,500	497,465
Digi International, Inc.*	19,700	184,589
Emulex Corp.*	54,500	355,340
Extreme Networks, Inc.*	64,400	222,180
Finisar Corp.*	64,300	1,089,885
Globecomm Systems, Inc.*	34,100	431,024
Harmonic, Inc.*	77,700	493,395
Infinera Corp.*	75,000	800,250
InterDigital, Inc.	32,800	1,464,520
Ixia*	32,750	602,600
JDS Uniphase Corp.*	973,720	14,002,094
KVH Industries, Inc.*	14,700	195,657
NETGEAR, Inc.*	26,300	803,202
Oclaro, Inc.*	1,067	1,259
Oplink Communications, Inc.*	14,700	255,339
Plantronics, Inc.	31,600	1,387,872
Procera Networks, Inc.*	10,300	141,419
Ruckus Wireless, Inc.*	28,404	363,855
ShoreTel, Inc.*	24,080	97,042
Sonus Networks, Inc.*	159,000	478,590
Symmetricom, Inc.*	26,300	118,087
Tellabs, Inc.	284,800	563,904
Ubiquiti Networks, Inc.	27,600	484,104
ViaSat, Inc.*	28,344	$2,025,462
Westell Technologies, Inc., Class A*	65,500	156,545

		50,782,960

Computers & Peripherals (0.3%)
3D Systems Corp.*	4,854	213,091
Avid Technology, Inc.*	20,500	120,540
Cray, Inc.*	24,700	485,108
Electronics for Imaging, Inc.*	29,449	833,112
Fusion-io, Inc.*	49,596	706,247
Imation Corp.*	21,600	91,368
Immersion Corp.*	36,800	487,600
Intermec, Inc.*	41,500	407,945
Intevac, Inc.*	16	90
QLogic Corp.*	75,800	724,648
Quantum Corp.*	72,400	99,188
Silicon Graphics International Corp.*	24,100	322,458
STEC, Inc.*	25,700	172,704
Super Micro Computer, Inc.*	4,300	45,752
Synaptics, Inc.*	22,500	867,600

		5,577,451

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.*	16,600	187,414
Anixter International, Inc.*	21,800	1,652,658
Audience, Inc.*	4,800	63,408
Badger Meter, Inc.	9,500	423,225
Benchmark Electronics, Inc.*	48,500	974,850
Checkpoint Systems, Inc.*	26,100	370,359
Cognex Corp.	29,900	1,352,078
Coherent, Inc.	17,800	980,246
CTS Corp.	21,400	291,896
Daktronics, Inc.	26,600	272,916
DTS, Inc.*	7,708	158,631
Echelon Corp.*	1,960	4,136
Electro Rent Corp.	16,100	270,319
Electro Scientific Industries, Inc.	12,900	138,804
Fabrinet*	16,500	231,000
FARO Technologies, Inc.*	13,195	446,255
FEI Co.	29,700	2,167,803
GSI Group, Inc.*	16,900	135,876
Insight Enterprises, Inc.*	33,600	596,064
InvenSense, Inc.*	39,742	611,232
Itron, Inc.*	25,776	1,093,676
Kemet Corp.*	43,400	178,374
Littelfuse, Inc.	16,500	1,231,065
Maxwell Technologies, Inc.*	19,300	137,995
Measurement Specialties, Inc.*	11,900	553,707
Mercury Systems, Inc.*	14,200	130,924
Methode Electronics, Inc.	21,100	358,911
MTS Systems Corp.	11,300	639,580
Multi-Fineline Electronix, Inc.*	7,250	107,372
Neonode, Inc.*	40,800	242,760
Newport Corp.*	29,600	412,328
OSI Systems, Inc.*	13,800	888,996
Park Electrochemical Corp.	13,200	316,932
PC Connection, Inc.	22,200	342,990
Plexus Corp.*	25,895	774,001
Power-One, Inc.*	59,600	376,672
RadiSys Corp.*	17,200	82,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

RealD, Inc.*	27,900	$387,810
Richardson Electronics Ltd.	15,800	185,492
Rofin-Sinar Technologies, Inc.*	19,200	478,848
Rogers Corp.*	11,300	534,716
Sanmina Corp.*	50,800	728,980
ScanSource, Inc.*	21,400	684,800
SYNNEX Corp.*	18,000	761,040
TTM Technologies, Inc.*	50,711	425,972
Universal Display Corp.*	30,900	868,599
Viasystems Group, Inc.*	11,200	129,136
Vishay Precision Group, Inc.*	13,700	207,418
Zygo Corp.*	18,100	286,161

		24,877,157

Internet Software & Services (2.9%)
Active Network, Inc.*	15,300	115,821
Angie’s List, Inc.*	27,700	735,435
Bankrate, Inc.*	35,933	515,998
Bazaarvoice, Inc.*	31,290	294,752
Blucora, Inc.*	28,400	526,536
Brightcove, Inc.*	20,500	179,580
Carbonite, Inc.*	22,400	277,536
comScore, Inc.*	22,900	558,531
Constant Contact, Inc.*	20,500	329,435
Cornerstone OnDemand, Inc.*	26,200	1,134,198
CoStar Group, Inc.*	170,674	22,028,893
Dealertrack Technologies, Inc.*	37,000	1,310,910
Demand Media, Inc.*	25,600	153,600
Demandware, Inc.*	9,300	394,413
Dice Holdings, Inc.*	34,800	320,508
Digital River, Inc.*	27,000	506,790
EarthLink, Inc.	75,000	465,750
Envestnet, Inc.*	17,500	430,500
ExactTarget, Inc.*	29,042	979,296
Internap Network Services Corp.*	37,000	305,990
IntraLinks Holdings, Inc.*	33,200	241,032
j2 Global, Inc.	32,900	1,398,579
Keynote Systems, Inc.	23,500	464,360
Limelight Networks, Inc.*	67,900	152,775
Liquidity Services, Inc.*	18,300	634,461
LivePerson, Inc.*	37,800	338,499
LogMeIn, Inc.*	14,600	357,116
Marchex, Inc., Class B	2,400	14,448
Monster Worldwide, Inc.*	94,300	463,013
Move, Inc.*	27,375	350,948
NIC, Inc.	45,895	758,644
OpenTable, Inc.*	16,900	1,080,755
Pandora Media, Inc.*	610,300	11,229,520
Perficient, Inc.*	19,700	262,798
QuinStreet, Inc.*	10,400	89,752
RealNetworks, Inc.*	16,550	125,118
Responsys, Inc.*	25,008	357,864
SciQuest, Inc.*	15,700	393,285
SPS Commerce, Inc.*	12,300	676,500
Stamps.com, Inc.*	7,600	299,364
support.com, Inc.*	33,100	151,267
Synacor, Inc.*	639	1,981
TechTarget, Inc.*	29,100	130,077
Travelzoo, Inc.*	4,100	111,766
Trulia, Inc.*	15,600	485,004
United Online, Inc.	56,300	$426,754
Unwired Planet, Inc.*	50,400	98,280
ValueClick, Inc.*	60,300	1,488,204
VistaPrint N.V.*	28,800	1,421,856
Vocus, Inc.*	11,100	116,772
Web.com Group, Inc.*	24,300	622,080
WebMD Health Corp.*	26,645	782,564

XO Group, Inc.*	22,600	253,120
Yelp, Inc.*	20,615	716,784
Zillow, Inc., Class A*	13,617	766,637
Zix Corp.*	55,000	232,650

		59,059,099

IT Services (1.5%)
Acxiom Corp.*	58,200	1,319,976
CACI International, Inc., Class A*	17,163	1,089,679
Cardtronics, Inc.*	30,900	852,840
Cass Information Systems, Inc.	5,401	248,986
CIBER, Inc.*	47,600	158,984
Computer Task Group, Inc.	20,400	468,588
Convergys Corp.	90,700	1,580,901
CSG Systems International, Inc.*	22,600	490,420
EPAM Systems, Inc.*	14,276	388,022
Euronet Worldwide, Inc.*	36,940	1,176,908
EVERTEC, Inc.*	19,075	419,078
ExlService Holdings, Inc.*	23,069	681,920
Forrester Research, Inc.	10,500	385,245
Global Cash Access Holdings, Inc.*	46,100	288,586
Hackett Group, Inc.	40,500	210,195
Heartland Payment Systems, Inc.	26,700	994,575
Higher One Holdings, Inc.*	20,700	240,948
iGATE Corp.*	22,300	366,166
Lionbridge Technologies, Inc.*	111,091	322,164
ManTech International Corp., Class A	14,700	383,964
MAXIMUS, Inc.	170,990	12,735,335
MoneyGram International, Inc.*	10,400	235,560
Sapient Corp.*	95,800	1,251,148
ServiceSource International, Inc.*	38,600	359,752
Sykes Enterprises, Inc.*	24,228	381,833
Syntel, Inc.	11,050	694,714
TeleTech Holdings, Inc.*	18,400	431,112
Unisys Corp.*	41,489	915,662
Virtusa Corp.*	15,800	350,128
WEX, Inc.*	29,200	2,239,640

		31,663,029

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Energy Industries, Inc.*	24,400	424,804
Alpha & Omega Semiconductor Ltd.*	39,525	301,971
Amkor Technology, Inc.*	73,200	308,172
ANADIGICS, Inc.*	104,600	230,120
Applied Micro Circuits Corp.*	45,300	398,640
Atmel Corp.*	1,522,610	11,191,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

ATMI, Inc.*	20,400	$482,460
Axcelis Technologies, Inc.*	110,600	201,292
AXT, Inc.*	1,894	5,114
Brooks Automation, Inc.	40,700	396,011
Cabot Microelectronics Corp.*	17,000	561,170
Cavium, Inc.*	397,200	14,048,964
CEVA, Inc.*	13,300	257,488
Cirrus Logic, Inc.*	48,500	841,960
Cohu, Inc.	13,800	172,500
Cree, Inc.*	189,267	12,086,591
Cypress Semiconductor Corp.*	94,754	1,016,710
Diodes, Inc.*	21,300	553,161
DSP Group, Inc.*	33,200	275,892
Entegris, Inc.*	106,800	1,002,852
Entropic Communications, Inc.*	66,000	281,820
Exar Corp.*	24,000	258,480
Fairchild Semiconductor International, Inc.*	875,730	12,085,074
First Solar, Inc.*	4,161	186,121
FormFactor, Inc.*	29,300	197,775
GSI Technology, Inc.*	31,900	201,608
GT Advanced Technologies, Inc.*	90,378	375,069
Hittite Microwave Corp.*	22,500	1,305,000
Inphi Corp.*	13,000	143,000
Integrated Device Technology, Inc.*	103,800	824,172
Integrated Silicon Solution, Inc.*	20,000	219,200
International Rectifier Corp.*	53,800	1,126,572
Intersil Corp., Class A	99,100	774,962
IXYS Corp.	18,900	209,034
Kopin Corp.*	56,000	207,760
Lattice Semiconductor Corp.*	68,400	346,788
LTX-Credence Corp.*	30,700	183,893
MA-COM Technology Solutions Holdings, Inc.*	13,000	189,800
MaxLinear, Inc., Class A*	37,300	261,100
Micrel, Inc.	32,500	321,100
Microsemi Corp.*	65,300	1,485,575
Mindspeed Technologies, Inc.*	16,500	53,460
MKS Instruments, Inc.	40,100	1,064,254
Monolithic Power Systems, Inc.	22,700	547,297
MoSys, Inc.*	38,600	155,172
Nanometrics, Inc.*	16,400	240,588
NeoPhotonics Corp.*	30,500	265,045
NVE Corp.*	3,400	159,188
OmniVision Technologies, Inc.*	38,600	719,890
PDF Solutions, Inc.*	18,400	339,112
Pericom Semiconductor Corp.*	14,300	101,816
Photronics, Inc.*	44,500	358,670
PLX Technology, Inc.*	23,300	110,908
PMC-Sierra, Inc.*	128,709	817,302
Power Integrations, Inc.	26,000	1,054,560
Rambus, Inc.*	70,500	605,595
RF Micro Devices, Inc.*	187,700	1,004,195
Rubicon Technology, Inc.*	8,900	71,289
Rudolph Technologies, Inc.*	20,000	224,000
Semtech Corp.*	46,400	1,625,392
Sigma Designs, Inc.*	19,900	100,495
Silicon Image, Inc.*	52,400	306,540

Spansion, Inc., Class A*	36,100	$451,972
STR Holdings, Inc.*	1,169	2,654
SunEdison, Inc.*	179,500	1,466,515
SunPower Corp.*	38,800	803,160
Supertex, Inc.	7,192	171,961
Teradyne, Inc.*	755,010	13,265,526
Tessera Technologies, Inc.	32,600	678,080
TriQuint Semiconductor, Inc.*	116,100	804,573
Ultra Clean Holdings, Inc.*	20,400	123,420
Ultratech, Inc.*	16,700	613,224
Veeco Instruments, Inc.*	346,120	12,259,570
Volterra Semiconductor Corp.*	19,700	278,164

		106,784,545

Software (5.1%)
Accelrys, Inc.*	35,661	299,552
ACI Worldwide, Inc.*	30,900	1,436,232
Actuate Corp.*	27,500	182,600
Advent Software, Inc.*	21,000	736,260
American Software, Inc., Class A	27,400	238,106
ANSYS, Inc.*	139,000	10,160,900
Aspen Technology, Inc.*	336,943	9,700,589
AVG Technologies N.V.*	29,100	565,995
Blackbaud, Inc.	34,100	1,110,637
Bottomline Technologies (de), Inc.*	23,900	604,431
BroadSoft, Inc.*	21,400	590,640
Cadence Design Systems, Inc.*	1,235,626	17,891,865
Callidus Software, Inc.*	8,800	57,992
CommVault Systems, Inc.*	34,700	2,633,383
Comverse, Inc.*	17,040	507,110
Digimarc Corp.	7,600	157,852
Ebix, Inc.	18,009	166,763
Ellie Mae, Inc.*	16,800	387,744
Envivio, Inc.*	3,555	7,181
EPIQ Systems, Inc.	21,100	284,217
ePlus, Inc.	9,345	559,672
Fair Isaac Corp.	28,400	1,301,572
FalconStor Software, Inc.*	3,059	4,191
FleetMatics Group plc*	10,641	353,600
Guidance Software, Inc.*	32,400	283,176
Guidewire Software, Inc.*	28,551	1,200,570
Imperva, Inc.*	14,010	631,010
Infoblox, Inc.*	33,880	991,329
Informatica Corp.*	185,590	6,491,938
Interactive Intelligence Group, Inc.*	10,200	526,320
Jive Software, Inc.*	25,544	464,134
Manhattan Associates, Inc.*	14,900	1,149,684
Mentor Graphics Corp.	80,700	1,577,685
MicroStrategy, Inc., Class A*	5,900	513,064
Monotype Imaging Holdings, Inc.	25,800	655,578
NetScout Systems, Inc.*	26,800	625,512
Pegasystems, Inc.	12,700	420,624
Progress Software Corp.*	43,650	1,004,387
Proofpoint, Inc.*	15,200	368,296
PROS Holdings, Inc.*	16,700	500,165
PTC, Inc.*	91,300	2,239,589
QLIK Technologies, Inc.*	66,410	1,877,411
RealPage, Inc.*	27,800	509,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Rosetta Stone, Inc.*	18,300	$269,742
SeaChange International, Inc.*	14,200	166,282
ServiceNow, Inc.*	398,245	16,085,116
Sourcefire, Inc.*	21,500	1,194,325
SS&C Technologies Holdings, Inc.*	40,547	1,333,996
Synchronoss Technologies, Inc.*	19,000	586,530
Tableau Software, Inc., Class A*	69,771	3,866,709
Take-Two Interactive Software, Inc.*	60,800	910,176
Tangoe, Inc.*	23,200	357,976
Telenav, Inc.*	61,500	321,645
TiVo, Inc.*	83,700	924,885
Tyler Technologies, Inc.*	24,100	1,652,055
Ultimate Software Group, Inc.*	20,700	2,427,903
VASCO Data Security International, Inc.*	23,300	193,623
Verint Systems, Inc.*	37,321	1,323,776
VirnetX Holding Corp.*	31,200	623,688

		104,207,835

Total Information Technology		382,952,076

Materials (3.2%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	485,442
ADA-ES, Inc.*	5,451	229,596
American Vanguard Corp.	23,000	538,890
Arabian American Development Co.*	23,045	200,492
Axiall Corp.	53,100	2,260,998
Balchem Corp.	20,800	930,800
Calgon Carbon Corp.*	36,300	605,484
Chemtura Corp.*	70,027	1,421,548
Ferro Corp.*	65,854	457,685
Flotek Industries, Inc.*	35,800	642,252
FutureFuel Corp.	19,595	277,661
GSE Holding, Inc.*	18,389	106,472
H.B. Fuller Co.	41,600	1,572,896
Hawkins, Inc.	6,627	261,038
Innophos Holdings, Inc.	17,000	801,890
Innospec, Inc.	17,000	683,060
Intrepid Potash, Inc.	35,311	672,675
KMG Chemicals, Inc.	12,327	260,100
Koppers Holdings, Inc.	13,500	515,430
Kraton Performance Polymers, Inc.*	22,900	485,480
Landec Corp.*	28,715	379,325
LSB Industries, Inc.*	11,500	349,715
Minerals Technologies, Inc.	30,200	1,248,468
Olin Corp.	56,600	1,353,872
OM Group, Inc.*	24,600	760,632
OMNOVA Solutions, Inc.*	22,742	182,163
PolyOne Corp.	686,767	17,018,086
Quaker Chemical Corp.	10,100	626,301
Sensient Technologies Corp.	35,600	1,440,732
Stepan Co.	11,600	645,076
Tredegar Corp.	20,500	526,850
Zep, Inc.	9,262	146,617
Zoltek Cos., Inc.*	12,549	162,008

		38,249,734

Construction Materials (0.1%)
Eagle Materials, Inc.	3,147	$208,552
Headwaters, Inc.*	46,200	408,408
Texas Industries, Inc.*	15,300	996,642
United States Lime & Minerals, Inc.*	2,845	148,651

		1,762,253

Containers & Packaging (0.2%)
AEP Industries, Inc.*	6,571	488,817
Berry Plastics Group, Inc.*	38,271	844,641
Boise, Inc.	70,100	598,654
Graphic Packaging Holding Co.*	147,748	1,143,569
Myers Industries, Inc.	18,507	277,790

		3,353,471

Metals & Mining (0.6%)
A.M. Castle & Co.*	11,603	182,863
AK Steel Holding Corp.*	86,000	261,440
Allied Nevada Gold Corp.*	67,719	438,819
AMCOL International Corp.	18,000	570,420
Century Aluminum Co.*	40,700	377,696
Coeur Mining, Inc.*	65,370	869,421
Commercial Metals Co.	75,630	1,117,055
General Moly, Inc.*	46,620	87,180
Globe Specialty Metals, Inc.	45,200	491,324
Gold Resource Corp.	14,934	130,075
Golden Minerals Co.*	3,032	4,124
Golden Star Resources Ltd.*	16,633	6,986
Handy & Harman Ltd.*	316	5,650
Haynes International, Inc.	11,800	564,866
Hecla Mining Co.	222,100	661,858
Horsehead Holding Corp.*	30,500	390,705
Kaiser Aluminum Corp.	15,000	929,100
Materion Corp.	14,300	387,387
McEwen Mining, Inc.*	16,551	27,806
Midway Gold Corp.*	126,876	119,644
Molycorp, Inc.*	80,794	500,923
Noranda Aluminum Holding Corp.	9,727	31,418
Olympic Steel, Inc.	4,989	122,231
Paramount Gold and Silver Corp.*	55,433	65,965
RTI International Metals, Inc.*	19,000	526,490
Schnitzer Steel Industries, Inc., Class A	19,600	458,248
Stillwater Mining Co.*	103,275	1,109,174
SunCoke Energy, Inc.*	50,430	707,029
U.S. Antimony Corp.*	8,566	9,508
U.S. Silica Holdings, Inc.	13,976	290,421
Universal Stainless & Alloy Products, Inc.*	4,636	136,669
Vista Gold Corp.*	5,960	5,781
Walter Energy, Inc.	40,758	423,883
Worthington Industries, Inc.	41,799	1,325,446

		13,337,605

Paper & Forest Products (0.4%)
Boise Cascade Co.*	6,383	162,192
Buckeye Technologies, Inc.	30,600	1,133,424
Clearwater Paper Corp.*	18,128	853,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Deltic Timber Corp.	7,100	$410,522
KapStone Paper and Packaging Corp.	31,400	1,261,652
Louisiana-Pacific Corp.*	107,600	1,591,404
Neenah Paper, Inc.	10,100	320,877
P.H. Glatfelter Co.	29,400	737,940
Resolute Forest Products, Inc.*	63,000	829,710
Schweitzer-Mauduit International, Inc.	22,800	1,137,264
Wausau Paper Corp.	30,600	348,840

		8,786,929

Total Materials		65,489,992

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	518,296
Atlantic Tele-Network, Inc.	8,300	412,178
Cbeyond, Inc.*	29,700	232,848
Cincinnati Bell, Inc.*	152,000	465,120
Cogent Communications Group, Inc.	35,078	987,446
Consolidated Communications Holdings, Inc.	31,077	541,051
Fairpoint Communications, Inc.*	26,500	221,275
General Communication, Inc., Class A*	28,900	226,287
IDT Corp., Class B	12,700	237,363
inContact, Inc.*	39,000	320,580
Iridium Communications, Inc.*	34,300	266,168
Lumos Networks Corp.	6,000	102,600
magicJack VocalTec Ltd.*	8,900	126,291
Neutral Tandem, Inc.	2,250	12,937
ORBCOMM, Inc.*	1,700	7,633
Premiere Global Services, Inc.*	34,199	412,782
Primus Telecommunications Group, Inc.	14,000	167,160
Towerstream Corp.*	57,200	145,860
Vonage Holdings Corp.*	90,900	257,247

		5,661,122

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	28,000	173,880
Leap Wireless International, Inc.*	19,100	128,543
NII Holdings, Inc.*	112,084	747,600
NTELOS Holdings Corp.	27,300	449,358
Shenandoah Telecommunications Co.	13,664	227,916
USA Mobility, Inc.	11,643	157,995

		1,885,292

Total Telecommunication Services		7,546,414

Utilities (1.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	29,700	1,480,545
Cleco Corp.	43,400	2,015,062
El Paso Electric Co.	27,800	981,618

Empire District Electric Co.	27,825	$620,776
IDACORP, Inc.	33,078	1,579,805
MGE Energy, Inc.	15,400	843,304
Otter Tail Corp.	25,300	718,520
PNM Resources, Inc.	58,000	1,287,020
Portland General Electric Co.	54,600	1,670,214
UIL Holdings Corp.	38,050	1,455,412
Unitil Corp.	9,762	281,927
UNS Energy Corp.	31,300	1,400,049

		14,334,252

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	275,986
Delta Natural Gas Co., Inc.	12,026	255,553
Laclede Group, Inc.	22,735	1,038,080
New Jersey Resources Corp.	32,900	1,366,337
Northwest Natural Gas Co.	20,100	853,848
Piedmont Natural Gas Co., Inc.#	54,000	1,821,960
South Jersey Industries, Inc.	22,600	1,297,466
Southwest Gas Corp.	36,100	1,689,119
WGL Holdings, Inc.	40,300	1,741,766

		10,340,115

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	83,090	327,375
Dynegy, Inc.*	63,426	1,430,256
Genie Energy Ltd., Class B*	43,189	395,179
Ormat Technologies, Inc.	10,597	249,241

		2,402,051

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,118,628
Black Hills Corp.	31,700	1,545,375
NorthWestern Corp.	23,891	953,251

		3,617,254

Water Utilities (0.1%)
American States Water Co.	12,000	644,040
Artesian Resources Corp., Class A	9,826	218,923
Cadiz, Inc.*	2,209	10,161
California Water Service Group	35,100	684,801
Connecticut Water Service, Inc.	7,644	219,383
Consolidated Water Co., Ltd.	30,207	345,266
Middlesex Water Co.	10,444	208,045
SJW Corp.	9,644	252,673
York Water Co.	8,735	166,227

		2,749,519

Total Utilities		33,443,191

Total Common Stocks (98.6%) (Cost $1,403,388,956)		2,023,499,317

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $3,174)	200	3,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15 (b)	$14,400	$13,392

Total Financials		13,392

Total Corporate Bonds		13,392

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		13,392

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	20,500	3,485

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (b) (Cost $—)	7,020	$983

Total Investments (98.6%) (Cost $1,403,406,530)		2,023,521,149
Other Assets Less Liabilities (1.4%)		28,348,516

Net Assets (100%)		$2,051,869,665

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,455,783.
(b)	Illiquid security.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	103	September-13	$10,033,158	$10,039,410	$6,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$371,339,263	$1,235,004	$—	$372,574,267
Consumer Staples	56,204,202	—	—	56,204,202
Energy	115,870,142	—	—	115,870,142
Financials	334,914,484	—	—	334,914,484
Health Care	270,501,417	12,340,482	—	282,841,899
Industrials	371,662,650	—	—	371,662,650
Information Technology	382,952,076	—	—	382,952,076
Materials	65,489,992	—	—	65,489,992
Telecommunication Services	7,546,414	—	—	7,546,414
Utilities	33,443,191	—	—	33,443,191
Corporate Bonds
Financials	—	13,392	—	13,392
Futures	6,252	—	—	6,252
Investment Companies
Investment Companies	3,972	—	—	3,972
Rights
Consumer Discretionary	3,485	—	—	3,485
Warrants
Energy	—	983	—	983

Total Assets	$2,009,937,540	$13,589,861	$—	$2,023,527,401

Total Liabilities	$—	$—	$—	$—

Total	$2,009,937,540	$13,589,861	$—	$2,023,527,401

(a)	A security with a market value of $1,235,004 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,252	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,252

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	985,549	—	—	985,549
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$985,549	$—	$—	$985,549

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(37,599)	—	—	(37,599)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(37,599)	$—	$—	$(37,599)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $5,931,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures	$—	$(18,540)	$18,540	$—

Investment security transactions for the six months ended June 30 , 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$480,378,646
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$555,183,779

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,947,514
Aggregate gross unrealized depreciation	(58,207,745)

Net unrealized appreciation	$607,739,769

Federal income tax cost of investments	$1,415,781,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,403,406,530)	$2,023,521,149
Cash	19,646,571
Receivable for securities sold	53,695,870
Dividends, interest and other receivables	1,420,947
Receivable from Separate Accounts for Trust shares sold	605,614
Other assets	27,350

Total assets	2,098,917,501

LIABILITIES
Payable for securities purchased	44,509,772
Payable to Separate Accounts for Trust shares redeemed	978,325
Investment management fees payable	924,834
Administrative fees payable	260,047
Distribution fees payable - Class IB	145,359
Distribution fees payable - Class IA	91,842
Due to broker for futures variation margin	18,540
Trustees’ fees payable	1,291
Accrued expenses	117,826

Total liabilities	47,047,836

NET ASSETS	$2,051,869,665

Net assets were comprised of:
Paid in capital	$1,314,394,704
Accumulated undistributed net investment income (loss)	2,376,074
Accumulated undistributed net realized gain (loss) on investments and futures	114,978,016
Net unrealized appreciation (depreciation) on investments and futures	620,120,871

Net assets	$2,051,869,665

Class IA
Net asset value, offering and redemption price per share, $446,653,397 / 22,743,010 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.64

Class IB
Net asset value, offering and redemption price per share, $707,901,966 / 37,742,076 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.76

Class K
Net asset value, offering and redemption price per share, $897,314,302 / 45,632,080 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,429 foreign withholding tax)	$8,625,311
Interest	14,553

Total income	8,639,864

EXPENSES
Investment management fees	5,425,740
Administrative fees	1,526,649
Distribution fees - Class IB	846,351
Distribution fees - Class IA	542,839
Custodian fees	106,616
Printing and mailing expenses	106,423
Professional fees	43,513
Trustees’ fees	26,708
Miscellaneous	20,735

Gross expenses	8,645,574
Less: Feespaid indirectly	(36,852)

Net expenses	8,608,722

NET INVESTMENT INCOME (LOSS)	31,142

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	104,622,091
Futures	985,549

Net realized gain (loss)	105,607,640

Change in unrealized appreciation (depreciation) on:
Securities	170,308,186
Futures	(37,599)

Net change in unrealized appreciation (depreciation)	170,270,587

NET REALIZED AND UNREALIZED GAIN (LOSS)	275,878,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$275,909,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,142	$5,728,871
Net realized gain (loss) on investments and futures	105,607,640	123,665,677
Net change in unrealized appreciation (depreciation) on investments and futures	170,270,587	125,014,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	275,909,369	254,408,626

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(877,254)
Class IB	—	(1,365,400)
Class K	—	(3,737,722)

	—	(5,980,376)

Distributions from net realized capital gains
Class IA	—	(23,528,008)
Class IB	—	(38,154,923)
Class K	—	(46,019,278)

	—	(107,702,209)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(113,682,585)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 656,361 and 1,551,143 shares, respectively ]	12,406,948	26,584,458
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,429,438 shares, respectively ]	—	24,405,262
Capital shares repurchased [ (1,831,014) and (6,184,462) shares, respectively ]	(34,361,741)	(106,735,326)

Total Class IA transactions	(21,954,793)	(55,745,606)

Class IB
Capital shares sold [ 2,780,585 and 4,222,762 shares, respectively ]	50,129,448	70,114,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,423,072 shares, respectively ]	—	39,520,323
Capital shares repurchased [ (3,624,812) and (7,529,873) shares, respectively ]	(65,067,192)	(123,559,783)

Total Class IB transactions	(14,937,744)	(13,924,855)

Class K
Capital shares sold [ 521,207 and 11,886,977 shares, respectively ]	9,874,135	200,667,931
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,914,220 shares, respectively ]	—	49,757,000
Capital shares repurchased [ (1,990,024) and (4,055,212) shares, respectively ]	(37,242,117)	(69,959,192)

Total Class K transactions	(27,367,982)	180,465,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,260,519)	110,795,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	211,648,850	251,521,319
NET ASSETS:
Beginning of period	1,840,220,815	1,588,699,496

End of period (a)	$2,051,869,665	$1,840,220,815

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,376,074	$2,344,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012	2011		2010	2009	2008
Net asset value, beginning of period	$17.06		$15.69	$16.46		$12.33	$9.08	$16.39

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)†(e)	0.03 (e)	(0.01	)(e)	0.02 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	2.59		2.41	(0.08)		4.12	3.25	(7.31)

Total from investment operations	2.58		2.44	(0.09)		4.14	3.27	(7.29)

Less distributions:
Dividends from net investment income	—		(0.04)	—		(0.01)	(0.02)	— #
Distributions from net realized gains	—		(1.03)	(0.68)		—	—	(0.02)

Total dividends and distributions	—		(1.07)	(0.68)		(0.01)	(0.02)	(0.02)

Net asset value, end of period	$19.64		$17.06	$15.69		$16.46	$12.33	$9.08

Total return (b)	15.12%		15.57%	(0.37)%		33.56%	36.00%	(44.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$446,653		$408,020	$425,468		$1,006,467	$725,459	$308,472
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.98%		1.07%	0.85%		0.86%	0.89%	0.87%
Before fees paid indirectly (a)(f)	0.98%		1.07%	0.86%		0.86%	0.90%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.11)%		0.20%	(0.07)%		0.15%	0.24%	0.17%
Before fees paid indirectly(a)(f)	(0.11)%		0.19%	(0.07)%		0.15%	0.23%	0.15%
Portfolio turnover rate	25%		49%	50%		52%	64%	115%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012	2011		2010		2009		2008
Net asset value, beginning of period	$16.29		$15.02	$15.83		$11.88		$8.76		$15.85

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)†(e)	0.03 (e)	(0.04	)(e)	(0.01	)(e)	—	#(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and futures	2.48		2.31	(0.09)		3.96		3.12		(7.06)

Total from investment operations	2.47		2.34	(0.13)		3.95		3.12		(7.07)

Less distributions:
Dividends from net investment income	—		(0.04)	—		—		—	#	—
Distributions from net realized gains	—		(1.03)	(0.68)		—		—		(0.02)

Total dividends and distributions	—		(1.07)	(0.68)		—		—	#	(0.02)

Net asset value, end of period	$18.76		$16.29	$15.02		$15.83		$11.88		$8.76

Total return (b)	15.16%		15.59%	(0.64)%		33.25%		35.64%		(44.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$707,902		$628,666	$592,924		$643,902		$491,589		$402,055
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.98%		1.06%	1.10	%(c)	1.11%		1.14%		1.12%
Before fees paid indirectly (a)(f)	0.98%		1.07%	1.11%		1.11%		1.15%		1.14%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.11)%		0.21%	(0.26)%		(0.10)%		0.03%		(0.08)%
Before fees paid indirectly (a)(f)	(0.11)%		0.20%	(0.27)%		(0.11)%		0.02%		(0.10)%
Portfolio turnover rate	25%		49%	50%		52%		64%		115%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$17.06	$15.69	$14.62

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	2.59	2.39	1.73

Total from investment operations	2.60	2.48	1.75

Less distributions:
Dividends from net investment income .	—	(0.08)	—
Distributions from net realized gains	—	(1.03)	(0.68)

Total dividends and distributions	—	(1.11)	(0.68)

Net asset value, end of period	$19.66	$17.06	$15.69

Total return (b)	15.24%	15.86%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$897,314	$803,535	$570,308
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.73%	0.81%	0.86%
Before fees paid indirectly (a)(f)	0.73%	0.82%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.14%	0.50%	0.29%
Before fees paid indirectly (a)(f)	0.14%	0.49%	0.28%
Portfolio turnover rate	25%	49%	50%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market values of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Industrials	20.6%
Consumer Discretionary	16.6
Financials	14.3
Information Technology	7.8
Energy	7.6
Materials	5.9
Health Care	5.3
Consumer Staples	1.2
Utilities	1.0
Telecommunication Services	0.2
Cash and Other	19.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,136.40	$6.20
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86
Class IB
Actual	1,000.00	1,136.30	6.20
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86
Class K
Actual	1,000.00	1,137.40	4.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.17%, 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (2.0%)
American Axle & Manufacturing Holdings, Inc.*	5,388	$100,379
Autoliv, Inc.	35,000	2,708,650
Cooper Tire & Rubber Co.	5,112	169,565
Dana Holding Corp.	11,873	228,674
Dorman Products, Inc.	2,030	92,629
Drew Industries, Inc.	32,153	1,264,256
Federal-Mogul Corp.*	1,562	15,948
Fuel Systems Solutions, Inc.*	1,130	20,216
Gentex Corp.	100,000	2,305,000
Gentherm, Inc.*	2,704	50,213
Modine Manufacturing Co.*	3,765	40,963
Remy International, Inc.	1,127	20,929
Shiloh Industries, Inc.	548	5,721
Spartan Motors, Inc.	2,643	16,175
Standard Motor Products, Inc.	1,586	54,463
Stoneridge, Inc.*	2,255	26,248
Superior Industries International, Inc.	1,897	32,647
Tenneco, Inc.*	4,920	222,778
Tower International, Inc.*	528	10,449

		7,385,903

Automobiles (1.5%)
Thor Industries, Inc.	90,000	4,426,200
Winnebago Industries, Inc.*	49,128	1,031,197

		5,457,397

Distributors (0.1%)
Core-Mark Holding Co., Inc.	928	58,928
Pool Corp.	3,766	197,376
VOXX International Corp.*	1,445	17,730
Weyco Group, Inc.	544	13,709

		287,743

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	1,421	52,804
Ascent Capital Group, Inc., Class A*	1,143	89,234
Bridgepoint Education, Inc.*	1,553	18,916
Bright Horizons Family Solutions, Inc.*	979	33,981
Capella Education Co.*	896	37,318
Career Education Corp.*	4,398	12,754
Carriage Services, Inc.	1,317	22,323
Coinstar, Inc.*	2,269	133,122
Corinthian Colleges, Inc.*	6,805	15,243
Education Management Corp.*	1,884	10,588
Grand Canyon Education, Inc.*	3,671	118,316
Hillenbrand, Inc.	70,450	1,670,370
ITT Educational Services, Inc.*	1,885	45,994
JTH Holding, Inc., Class A*	364	5,915
K12, Inc.*	2,169	56,980
LifeLock, Inc.*	4,894	57,309
Lincoln Educational Services Corp.	1,920	10,118
Mac-Gray Corp.	914	12,979
Matthews International Corp., Class A	2,228	83,996

Regis Corp.	114,848	$1,885,804
Sotheby’s, Inc.	5,520	209,263
Steiner Leisure Ltd.*	1,188	62,798
Stewart Enterprises, Inc., Class A	5,850	76,577
Strayer Education, Inc.	889	43,410
Universal Technical Institute, Inc.	1,634	16,879

		4,782,991

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	1,934	69,508
Ameristar Casinos, Inc.	2,709	71,220
Biglari Holdings, Inc.*	96	39,398
BJ’s Restaurants, Inc.*	1,972	73,161
Bloomin’ Brands, Inc.*	4,470	111,214
Bob Evans Farms, Inc.	2,258	106,081
Boyd Gaming Corp.*	4,640	52,432
Bravo Brio Restaurant Group, Inc.*	1,534	27,336
Buffalo Wild Wings, Inc.*	1,519	149,105
Caesars Entertainment Corp.*	2,958	40,525
Carrols Restaurant Group, Inc.*	1,892	12,222
CEC Entertainment, Inc.	1,440	59,098
Cheesecake Factory, Inc.	4,314	180,713
Churchill Downs, Inc.	1,110	87,523
Chuy’s Holdings, Inc.*	1,310	50,225
Cracker Barrel Old Country Store, Inc.	1,598	151,267
Del Frisco’s Restaurant Group, Inc.*	861	18,434
Denny’s Corp.*	7,288	40,959
DineEquity, Inc.	1,344	92,561
Diversified Restaurant Holdings, Inc.*	849	6,758
Domino’s Pizza, Inc.	2,708	157,470
Einstein Noah Restaurant Group, Inc.	527	7,483
Fiesta Restaurant Group, Inc.*	1,602	55,093
Ignite Restaurant Group, Inc.*	571	10,775
International Speedway Corp., Class A	2,232	70,241
Interval Leisure Group, Inc.	3,135	62,449
Isle of Capri Casinos, Inc.*	1,714	12,855
Jack in the Box, Inc.*	3,602	141,523
Jamba, Inc.*	1,364	20,368
Krispy Kreme Doughnuts, Inc.*	5,294	92,380
Life Time Fitness, Inc.*	3,480	174,383
Luby’s, Inc.*	1,519	12,836
Marcus Corp.	1,437	18,279
Marriott Vacations Worldwide Corp.*	2,351	101,657
Monarch Casino & Resort, Inc.*	718	12,105
Morgans Hotel Group Co.*	2,181	17,579
Multimedia Games Holding Co., Inc.*	2,361	61,551
Nathan’s Famous, Inc.*	219	11,443
Orient-Express Hotels Ltd., Class A*	7,736	94,070
Papa John’s International, Inc.*	1,299	84,916
Pinnacle Entertainment, Inc.*	4,715	92,744
Red Robin Gourmet Burgers, Inc.*	1,147	63,291
Ruby Tuesday, Inc.*	4,932	45,522
Ruth’s Hospitality Group, Inc.	2,819	34,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Scientific Games Corp., Class A*	3,860	$43,425
SHFL Entertainment, Inc.*	4,578	81,076
Sonic Corp.*	4,552	66,277
Speedway Motorsports, Inc.	946	16,460
Texas Roadhouse, Inc.	5,053	126,426
Town Sports International Holdings, Inc.	1,988	21,411
Vail Resorts, Inc.	2,902	178,531
WMS Industries, Inc.*	4,429	112,984

		3,541,368

Household Durables (2.6%)
American Greetings Corp., Class A	2,561	46,661
Bassett Furniture Industries, Inc.	928	14,412
Beazer Homes USA, Inc.*	1,982	34,725
Blyth, Inc.	722	10,079
Cavco Industries, Inc.*	548	27,647
CSS Industries, Inc.	688	17,152
Ethan Allen Interiors, Inc.	2,007	57,802
EveryWare Global, Inc.*	790	9,591
Flexsteel Industries, Inc.	363	8,850
Harman International Industries, Inc.	38,800	2,102,960
Helen of Troy Ltd.*	2,581	99,033
Hooker Furniture Corp.	58,886	957,486
Hovnanian Enterprises, Inc., Class A*	8,919	50,036
iRobot Corp.*	2,308	91,789
KB Home	6,758	132,659
La-Z-Boy, Inc.	141,822	2,874,732
Libbey, Inc.*	1,695	40,629
Lifetime Brands, Inc.	808	10,973
M.D.C. Holdings, Inc.	32,293	1,049,845
M/I Homes, Inc.*	53,925	1,238,118
Meritage Homes Corp.*	2,923	126,741
NACCO Industries, Inc., Class A	403	23,084
Ryland Group, Inc.	3,726	149,413
Skullcandy, Inc.*	1,393	7,606
Standard Pacific Corp.*	11,979	99,785
TRI Pointe Homes, Inc.*	1,163	19,282
Universal Electronics, Inc.*	1,191	33,503
William Lyon Homes, Class A*	1,111	28,008
Zagg, Inc.*	2,570	13,749

		9,376,350

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,060	12,751
Blue Nile, Inc.*	1,025	38,725
HSN, Inc.	2,734	146,871
Nutrisystem, Inc.	2,247	26,470
Orbitz Worldwide, Inc.*	1,999	16,052
Overstock.com, Inc.*	942	26,564
PetMed Express, Inc.	1,685	21,231
Shutterfly, Inc.*	3,071	171,331
Valuevision Media, Inc., Class A*	3,158	16,137
Vitacost.com, Inc.*	1,775	14,999

		491,131

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.	1,054	$47,409
Black Diamond, Inc.*	1,793	16,854
Brunswick Corp.	70,011	2,236,851
Callaway Golf Co.	5,837	38,408
JAKKS Pacific, Inc.	1,524	17,145
Johnson Outdoors, Inc., Class A*	394	9,811
LeapFrog Enterprises, Inc.*	5,138	50,558
Marine Products Corp.	965	7,739
Nautilus, Inc.*	2,493	21,664
Smith & Wesson Holding Corp.*	5,278	52,674
Steinway Musical Instruments, Inc.*	544	16,554
Sturm Ruger & Co., Inc.	1,565	75,183

		2,590,850

Media (0.5%)
AH Belo Corp., Class A	1,472	10,098
Arbitron, Inc.	2,163	100,471
Beasley Broadcasting Group, Inc., Class A	355	2,975
Belo Corp., Class A	8,378	116,873
Carmike Cinemas, Inc.*	1,399	27,085
Central European Media Enterprises Ltd., Class A*	6,141	20,327
Crown Media Holdings, Inc., Class A*	2,747	6,785
Cumulus Media, Inc., Class A*	6,050	20,509
Daily Journal Corp.*	84	9,492
Dex Media, Inc.*	1,382	24,282
Digital Generation, Inc.*	1,956	14,416
Entercom Communications Corp., Class A*	2,022	19,088
Entravision Communications Corp., Class A	4,448	27,355
EW Scripps Co., Class A*	2,565	39,963
Fisher Communications, Inc.	697	28,633
Global Sources Ltd.*	1,620	10,870
Gray Television, Inc.*	4,051	29,167
Harte-Hanks, Inc.	3,481	29,936
Hemisphere Media Group, Inc.*	683	9,357
Journal Communications, Inc., Class A*	3,664	27,443
LIN TV Corp., Class A*	2,302	35,221
Live Nation Entertainment, Inc.*	11,386	176,483
Loral Space & Communications, Inc.	1,052	63,099
Martha Stewart Living Omnimedia, Inc., Class A*	2,415	5,820
McClatchy Co., Class A*	4,584	10,451
MDC Partners, Inc., Class A	2,004	36,152
Media General, Inc., Class A*	1,568	17,295
Meredith Corp.	2,886	137,662
National CineMedia, Inc.	4,594	77,593
New York Times Co., Class A*	10,428	115,334
Nexstar Broadcasting Group, Inc., Class A	2,371	84,076
ReachLocal, Inc.*	845	10,360
Reading International, Inc., Class A*	1,429	9,088
Rentrak Corp.*	845	16,959
Saga Communications, Inc., Class A	390	17,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Salem Communications Corp., Class A	874	$6,546
Scholastic Corp.	2,127	62,300
Sinclair Broadcast Group, Inc., Class A	5,528	162,413
Valassis Communications, Inc.	3,136	77,114
World Wrestling Entertainment, Inc., Class A	2,314	23,857

		1,720,853

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,086	19,603
Fred’s, Inc., Class A	2,974	46,067
Gordmans Stores, Inc.*	738	10,044
Saks, Inc.*	8,439	115,108
Tuesday Morning Corp.*	3,395	35,206

		226,028

Specialty Retail (5.9%)
Aeropostale, Inc.*	6,332	87,382
America’s Car-Mart, Inc.*	631	27,284
ANN, Inc.*	3,808	126,426
Asbury Automotive Group, Inc.*	2,521	101,092
Barnes & Noble, Inc.*	3,264	52,093
bebe stores, Inc.	2,893	16,230
Big 5 Sporting Goods Corp.	1,409	30,928
Body Central Corp.*	1,381	18,395
Brown Shoe Co., Inc.	113,497	2,443,590
Buckle, Inc.	2,253	117,201
Cato Corp., Class A	57,063	1,424,292
Children’s Place Retail Stores, Inc.*	1,864	102,147
Christopher & Banks Corp.*	2,895	19,512
Citi Trends, Inc.*	1,268	18,424
Conn’s, Inc.*	1,814	93,893
Destination Maternity Corp.	1,138	27,995
Destination XL Group, Inc.*	3,423	21,702
Express, Inc.*	6,891	144,504
Finish Line, Inc., Class A	4,011	87,680
Five Below, Inc.*	2,649	97,377
Francesca’s Holdings Corp.*	3,550	98,654
GameStop Corp., Class A	70,000	2,942,100
Genesco, Inc.*	1,937	129,760
Group 1 Automotive, Inc.	53,760	3,458,381
Haverty Furniture Cos., Inc.	1,634	37,598
hhgregg, Inc.*	1,041	16,625
Hibbett Sports, Inc.*	2,103	116,716
Jos. A. Bank Clothiers, Inc.*	33,751	1,394,591
Kirkland’s, Inc.*	1,069	18,440
Lithia Motors, Inc., Class A	1,802	96,065
Lumber Liquidators Holdings, Inc.*	2,222	173,027
MarineMax, Inc.*	1,911	21,652
Mattress Firm Holding Corp.*	1,085	43,725
Men’s Wearhouse, Inc.	82,057	3,105,857
Monro Muffler Brake, Inc.	2,547	122,383
New York & Co., Inc.*	2,296	14,580
Office Depot, Inc.*	19,895	76,994
OfficeMax, Inc.	7,038	71,999
Pacific Sunwear of California, Inc.*	3,660	13,359
Penske Automotive Group, Inc.	3,390	103,531

PEP Boys-Manny, Moe & Jack*	119,224	$1,380,614
Pier 1 Imports, Inc.	37,662	884,680
RadioShack Corp.*	7,927	25,049
Rent-A-Center, Inc.	4,678	175,659
Restoration Hardware Holdings, Inc.*	1,429	107,175
rue21, Inc.*	1,182	49,183
Sears Hometown and Outlet Stores, Inc.*	697	30,473
Select Comfort Corp.*	4,499	112,745
Shoe Carnival, Inc.	1,221	29,316
Sonic Automotive, Inc., Class A	3,148	66,549
Stage Stores, Inc.	2,667	62,675
Stein Mart, Inc.	2,283	31,163
Systemax, Inc.	909	8,554
Tile Shop Holdings, Inc.*	1,490	43,150
Tilly’s, Inc., Class A*	785	12,560
Trans World Entertainment Corp.	809	3,932
Vitamin Shoppe, Inc.*	2,452	109,948
West Marine, Inc.*	76,761	844,371
Wet Seal, Inc., Class A*	7,127	33,568
Winmark Corp.	179	11,612
Zale Corp.*	2,617	23,815
Zumiez, Inc.*	1,700	48,875

		21,209,850

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*	4,596	8,824
Columbia Sportswear Co.	1,052	65,908
Crocs, Inc.*	7,120	117,480
Culp, Inc.	632	10,991
Fifth & Pacific Cos., Inc.*	9,691	216,497
G-III Apparel Group Ltd.*	1,355	65,203
Iconix Brand Group, Inc.*	4,608	135,521
Jones Group, Inc.	6,465	88,894
Maidenform Brands, Inc.*	86,580	1,500,432
Movado Group, Inc.	1,419	48,005
Oxford Industries, Inc.	1,086	67,767
Perry Ellis International, Inc.	991	20,127
Quiksilver, Inc.*	10,839	69,803
R.G. Barry Corp.	788	12,797
Skechers U.S.A., Inc., Class A*	3,137	75,319
Steven Madden Ltd.*	3,227	156,122
True Religion Apparel, Inc.	2,093	66,264
Tumi Holdings, Inc.*	3,861	92,664
Unifi, Inc.*	1,202	24,845
Vera Bradley, Inc.*	1,705	36,930
Wolverine World Wide, Inc.	4,036	220,406

		3,100,799

Total Consumer Discretionary		60,171,263

Consumer Staples (1.2%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	660	112,622
Coca-Cola Bottling Co. Consolidated	387	23,665
Craft Brew Alliance, Inc.*	819	6,749
National Beverage Corp.	890	15,548

		158,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,527	$81,221
Arden Group, Inc., Class A	91	10,046
Casey’s General Stores, Inc.	3,100	186,496
Chefs’ Warehouse, Inc.*	1,122	19,298
Fairway Group Holdings Corp.*	1,265	30,575
Harris Teeter Supermarkets, Inc.	3,995	187,206
Ingles Markets, Inc., Class A	1,011	25,528
Nash Finch Co.	956	21,042
Natural Grocers by Vitamin Cottage, Inc.*	714	22,134
Pantry, Inc.*	1,986	24,189
Pricesmart, Inc.	1,525	133,636
Rite Aid Corp.*	58,990	168,711
Roundy’s, Inc.	2,070	17,243
Spartan Stores, Inc.	1,738	32,049
SUPERVALU, Inc.*	16,403	102,027
Susser Holdings Corp.*	1,457	69,761
United Natural Foods, Inc.*	3,988	215,312
Village Super Market, Inc., Class A	515	17,041
Weis Markets, Inc.	892	40,202

		1,403,717

Food Products (0.5%)
Alico, Inc.	227	9,105
Annie’s, Inc.*	1,105	47,228
B&G Foods, Inc.	4,276	145,598
Boulder Brands, Inc.*	4,764	57,406
Calavo Growers, Inc.	1,000	27,190
Cal-Maine Foods, Inc.	1,192	55,440
Chiquita Brands International, Inc.*	3,756	41,015
Darling International, Inc.*	9,562	178,427
Diamond Foods, Inc.*	1,780	36,935
Dole Food Co., Inc.*	4,141	52,798
Farmer Bros Co.*	476	6,693
Fresh Del Monte Produce, Inc.	3,027	84,393
Griffin Land & Nurseries, Inc.	225	6,417
Hain Celestial Group, Inc.*	3,106	201,797
Inventure Foods, Inc.*	1,108	9,263
J&J Snack Foods Corp.	1,209	94,060
John B. Sanfilippo & Son, Inc.	678	13,668
Lancaster Colony Corp.	1,501	117,063
Lifeway Foods, Inc.	421	7,309
Limoneira Co.	799	16,563
Omega Protein Corp.*	1,652	14,835
Pilgrim’s Pride Corp.*	4,870	72,758
Post Holdings, Inc.*	2,640	115,262
Sanderson Farms, Inc.	1,845	122,545
Seaboard Corp.	24	64,992
Seneca Foods Corp., Class A*	657	20,157
Snyders-Lance, Inc.	3,840	109,094
Tootsie Roll Industries, Inc.	1,592	50,594
TreeHouse Foods, Inc.*	2,932	192,163

		1,970,768

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,278	22,618
Harbinger Group, Inc.*	2,689	20,275
Oil-Dri Corp. of America	391	10,741

Orchids Paper Products Co.	477	$12,521
Spectrum Brands Holdings, Inc.	1,740	98,954
WD-40 Co.	1,254	68,318

		233,427

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,078	93,655
Female Health Co.	1,783	17,580
Inter Parfums, Inc.	1,307	37,276
Lifevantage Corp.*	9,070	21,042
Medifast, Inc.*	1,116	28,748
Nature’s Sunshine Products, Inc.	933	15,255
Nutraceutical International Corp.	695	14,206
Prestige Brands Holdings, Inc.*	4,158	121,164
Revlon, Inc., Class A*	929	20,494
Star Scientific, Inc.*	14,042	19,518
Synutra International, Inc.*	1,519	7,732
USANA Health Sciences, Inc.*	484	35,032

		431,702

Tobacco (0.1%)
Alliance One International, Inc.*	7,238	27,505
Universal Corp.	1,874	108,411
Vector Group Ltd.	4,841	78,521

		214,437

Total Consumer Staples		4,412,635

Energy (7.6%)
Energy Equipment & Services (6.0%)
Atwood Oceanics, Inc.*	50,500	2,628,525
Basic Energy Services, Inc.*	2,415	29,197
Bolt Technology Corp.	716	12,229
Bristow Group, Inc.	54,919	3,587,309
C&J Energy Services, Inc.*	3,601	69,751
Cal Dive International, Inc.*	8,144	15,311
CARBO Ceramics, Inc.	1,596	107,618
Dawson Geophysical Co.*	632	23,296
Dril-Quip, Inc.*	1,974	178,232
Era Group, Inc.*	1,624	42,468
Exterran Holdings, Inc.*	4,651	130,786
Forum Energy Technologies, Inc.*	3,172	96,524
Geospace Technologies Corp.*	1,037	71,636
Global Geophysical Services, Inc.*	1,779	8,397
Gulf Island Fabrication, Inc.	1,212	23,210
Gulfmark Offshore, Inc., Class A	2,155	97,169
Helix Energy Solutions Group, Inc.*	108,552	2,501,038
Hercules Offshore, Inc.*	12,838	90,380
Hornbeck Offshore Services, Inc.*	2,892	154,722
ION Geophysical Corp.*	10,860	65,377
Key Energy Services, Inc.*	12,234	72,792
Lufkin Industries, Inc.	2,741	242,496
Matrix Service Co.*	2,119	33,014
Mitcham Industries, Inc.*	983	16,495
Natural Gas Services Group, Inc.*	988	23,208
Newpark Resources, Inc.*	6,968	76,578
Nuverra Environmental Solutions, Inc.*	11,524	33,420
Oil States International, Inc.*	31,000	2,871,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Parker Drilling Co.*	9,580	$47,708
PHI, Inc. (Non-Voting)*	1,016	34,849
Pioneer Energy Services Corp.*	4,970	32,901
RigNet, Inc.*	958	24,410
Rowan Cos., plc, Class A*	79,000	2,691,530
SEACOR Holdings, Inc.	1,622	134,707
Tesco Corp.*	2,398	31,774
TETRA Technologies, Inc.*	6,378	65,438
TGC Industries, Inc.	1,298	10,670
Tidewater, Inc.	57,000	3,247,290
Unit Corp.*	45,100	1,920,358
Vantage Drilling Co.*	16,409	33,474
Willbros Group, Inc.*	3,383	20,772

		21,598,899

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	7,016	14,734
Adams Resources & Energy, Inc.	175	12,056
Alon USA Energy, Inc.	1,866	26,982
Alpha Natural Resources, Inc.*	17,809	93,319
Amyris, Inc.*	1,790	5,173
Apco Oil and Gas International, Inc.*	776	8,947
Approach Resources, Inc.*	2,803	68,870
Arch Coal, Inc.	17,129	64,748
Berry Petroleum Co., Class A	4,247	179,733
Bill Barrett Corp.*	3,957	80,010
Bonanza Creek Energy, Inc.*	2,368	83,969
BPZ Resources, Inc.*	9,992	17,886
Callon Petroleum Co.*	3,355	11,306
Carrizo Oil & Gas, Inc.*	3,229	91,478
Clayton Williams Energy, Inc.*	495	21,532
Clean Energy Fuels Corp.*	5,568	73,498
Cloud Peak Energy, Inc.*	4,914	80,983
Comstock Resources, Inc.	3,944	62,039
Contango Oil & Gas Co.	1,025	34,594
Crimson Exploration, Inc.*	1,644	4,636
Crosstex Energy, Inc.	3,831	75,700
CVR Energy, Inc.	708	33,559
Delek U.S. Holdings, Inc.	2,996	86,225
Diamondback Energy, Inc.*	1,431	47,681
Emerald Oil, Inc.*	2,914	19,990
Endeavour International Corp.*	3,907	15,003
Energen Corp.	30,000	1,567,800
Energy XXI Bermuda Ltd.	6,399	141,930
EPL Oil & Gas, Inc.*	2,405	70,611
Equal Energy Ltd.	2,755	11,130
Evolution Petroleum Corp.*	1,394	15,208
EXCO Resources, Inc.	10,901	83,284
Forest Oil Corp.*	9,806	40,106
Frontline Ltd.*	4,438	7,855
FX Energy, Inc.*	4,467	14,339
GasLog Ltd.	2,037	26,074
Gastar Exploration Ltd.*	4,906	13,099
Gevo, Inc.*	2,177	4,419
Goodrich Petroleum Corp.*	2,092	26,778
Green Plains Renewable Energy, Inc.*	1,980	26,374
Gulfport Energy Corp.*	3,638	171,241
Halcon Resources Corp.*	16,678	94,564
Hallador Energy Co.	674	5,426

Isramco, Inc.*	79	$7,361
KiOR, Inc., Class A*	3,457	19,739
Knightsbridge Tankers Ltd.	1,853	13,638
Kodiak Oil & Gas Corp.*	21,428	190,495
L&L Energy, Inc.*	2,384	8,463
Magnum Hunter Resources Corp.*	13,825	50,461
Matador Resources Co.*	3,957	47,405
Midstates Petroleum Co., Inc.*	2,624	14,196
Miller Energy Resources, Inc.*	2,614	10,456
Nordic American Tankers Ltd.	5,232	39,606
Northern Oil and Gas, Inc.*	5,139	68,554
Panhandle Oil and Gas, Inc., Class A	599	17,071
PDC Energy, Inc.*	2,446	125,920
Penn Virginia Corp.*	4,396	20,661
PetroQuest Energy, Inc.*	4,858	19,238
Quicksilver Resources, Inc.*	10,159	17,067
Renewable Energy Group, Inc.*	1,695	24,120
Rentech, Inc.	18,526	38,905
Resolute Energy Corp.*	5,420	43,252
REX American Resources Corp.*	429	12,342
Rex Energy Corp.*	3,688	64,835
Rosetta Resources, Inc.*	4,955	210,687
Sanchez Energy Corp.*	2,277	52,280
Scorpio Tankers, Inc.	13,108	117,710
SemGroup Corp., Class A	3,396	182,909
Ship Finance International Ltd.	4,142	61,467
Solazyme, Inc.*	3,847	45,087
Stone Energy Corp.*	4,024	88,649
Swift Energy Co.*	3,542	42,469
Synergy Resources Corp.*	3,368	24,654
Targa Resources Corp.	2,655	170,796
Teekay Tankers Ltd., Class A	5,383	14,157
Triangle Petroleum Corp.*	3,634	25,474
Uranium Energy Corp.*	7,266	13,006
Ur-Energy, Inc.*	9,644	12,923
VAALCO Energy, Inc.*	4,600	26,312
W&T Offshore, Inc.	2,806	40,098
Warren Resources, Inc.*	6,058	15,448
Western Refining, Inc.	4,377	122,862
Westmoreland Coal Co.*	995	11,174
ZaZa Energy Corp.*	3,569	4,283

		5,771,119

Total Energy		27,370,018

Financials (14.3%)
Capital Markets (0.8%)
Apollo Investment Corp.	18,165	140,597
Arlington Asset Investment Corp., Class A	1,142	30,537
BGC Partners, Inc., Class A	10,235	60,284
BlackRock Kelso Capital Corp.	5,560	52,042
Calamos Asset Management, Inc., Class A	1,660	17,430
Capital Southwest Corp.	270	37,214
CIFC Corp.*	553	4,175
Cohen & Steers, Inc.	1,517	51,548
Cowen Group, Inc., Class A*	8,128	23,571
Diamond Hill Investment Group, Inc.	225	19,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Evercore Partners, Inc., Class A	2,552	$100,243
FBR & Co.*	665	16,798
Fidus Investment Corp.	1,154	21,591
Fifth Street Finance Corp.	9,717	101,543
Financial Engines, Inc.	3,953	180,217
FXCM, Inc., Class A	2,945	48,327
GAMCO Investors, Inc., Class A	486	26,929
Garrison Capital, Inc.	467	7,201
GFI Group, Inc.	5,506	21,528
Gladstone Capital Corp.	1,799	14,698
Gladstone Investment Corp.	2,110	15,509
Golub Capital BDC, Inc.	2,785	48,738
Greenhill & Co., Inc.	2,278	104,196
GSV Capital Corp.*	1,669	13,118
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	1,186	14,090
Hercules Technology Growth Capital, Inc.	5,060	70,536
HFF, Inc., Class A	2,670	47,446
Horizon Technology Finance Corp.	675	9,275
ICG Group, Inc.*	3,132	35,705
INTL FCStone, Inc.*	1,171	20,434
Investment Technology Group, Inc.*	3,006	42,024
Janus Capital Group, Inc.	12,021	102,299
JMP Group, Inc.	1,380	9,163
KCAP Financial, Inc.	2,265	25,504
Knight Capital Group, Inc., Class A*	14,717	52,834
Ladenburg Thalmann Financial Services, Inc.*	8,077	13,327
Main Street Capital Corp.	2,805	77,670
Manning & Napier, Inc.	1,097	19,483
MCG Capital Corp.	5,672	29,551
Medallion Financial Corp.	1,573	21,880
Medley Capital Corp.	2,331	31,655
MVC Capital, Inc.	1,930	24,299
New Mountain Finance Corp.	2,515	35,612
NGP Capital Resources Co.	1,809	11,089
Oppenheimer Holdings, Inc., Class A	768	14,623
PennantPark Floating Rate Capital Ltd.	811	11,468
PennantPark Investment Corp.	5,411	59,792
Piper Jaffray Cos., Inc.*	1,394	44,064
Prospect Capital Corp.	19,648	212,198
Pzena Investment Management, Inc., Class A	874	5,698
Safeguard Scientifics, Inc.*	1,694	27,189
Solar Capital Ltd.	3,636	83,955
Solar Senior Capital Ltd.	932	17,158
Stellus Capital Investment Corp.	959	14,433
Stifel Financial Corp.*	5,142	183,415
SWS Group, Inc.*	2,489	13,565
TCP Capital Corp.	2,082	34,915
THL Credit, Inc.	2,109	32,036
TICC Capital Corp.	4,283	41,202
Triangle Capital Corp.	2,232	61,402
Virtus Investment Partners, Inc.*	469	82,671
Walter Investment Management Corp.*	3,002	101,498

Westwood Holdings Group, Inc.	571	$24,507
WhiteHorse Finance, Inc.	585	9,214
WisdomTree Investments, Inc.*	8,105	93,775

		3,019,824

Commercial Banks (3.1%)
1st Source Corp.	1,223	29,058
1st United Bancorp, Inc./Florida	2,318	15,577
Access National Corp.	616	7,996
American National Bankshares, Inc.	668	15,524
Ameris Bancorp*	1,932	32,554
Ames National Corp.	771	17,548
Arrow Financial Corp.	887	21,953
BancFirst Corp.	572	26,627
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,344	52,482
Bancorp, Inc./Delaware*	2,674	40,083
BancorpSouth, Inc.	7,706	136,396
Bank of Kentucky Financial Corp.	466	13,253
Bank of Marin Bancorp/California	466	18,640
Bank of the Ozarks, Inc.	2,516	109,018
Banner Corp.	1,562	52,780
Bar Harbor Bankshares	340	12,427
BBCN Bancorp, Inc.	6,327	89,970
BNC Bancorp	1,445	16,502
Boston Private Financial Holdings, Inc.	6,414	68,245
Bridge Bancorp, Inc.	743	16,718
Bridge Capital Holdings*	836	13,259
Bryn Mawr Bank Corp.	1,085	25,964
C&F Financial Corp.	275	15,326
Camden National Corp.	598	21,211
Capital Bank Financial Corp., Class A*	1,997	37,923
Capital City Bank Group, Inc.*	1,084	12,499
Cardinal Financial Corp.	2,431	35,590
Cascade Bancorp*	478	2,968
Cathay General Bancorp	6,385	129,935
Center Bancorp, Inc.	947	12,017
Centerstate Banks, Inc.	2,528	21,943
Central Pacific Financial Corp.*	1,736	31,248
Century Bancorp, Inc./Massachusetts, Class A	304	10,640
Chemical Financial Corp.	51,588	1,340,772
Chemung Financial Corp.	280	9,377
Citizens & Northern Corp.	1,017	19,648
City Holding Co.	1,247	48,571
CNB Financial Corp./Pennsylvania	992	16,804
CoBiz Financial, Inc.	2,872	23,838
Columbia Banking System, Inc.	4,132	98,383
Community Bank System, Inc.	3,245	100,108
Community Trust Bancorp, Inc.	1,144	40,749
ConnectOne Bancorp, Inc.*	138	4,242
Crescent Financial Bancshares, Inc.*	929	4,069
CU Bancorp*	749	11,834
Customers Bancorp, Inc.*	1,613	26,211
CVB Financial Corp.	7,381	86,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Eagle Bancorp, Inc.*	1,804	$40,367
Enterprise Bancorp, Inc./Massachusetts	580	10,724
Enterprise Financial Services Corp.	1,449	23,126
F.N.B. Corp./Pennsylvania	11,765	142,121
Farmers Capital Bank Corp.*	596	12,927
Farmers National Banc Corp.	1,539	9,665
Fidelity Southern Corp.*	849	10,502
Financial Institutions, Inc.	1,166	21,466
First Bancorp, Inc./Maine	761	13,302
First Bancorp/North Carolina	1,576	22,222
First BanCorp/Puerto Rico*	5,946	42,098
First Busey Corp.	5,829	26,231
First Commonwealth Financial Corp.	7,946	58,562
First Community Bancshares, Inc./Virginia	1,421	22,281
First Connecticut Bancorp, Inc./Connecticut	1,348	18,764
First Financial Bancorp	4,703	70,075
First Financial Bankshares, Inc.	2,555	142,211
First Financial Corp./Indiana	944	29,255
First Financial Holdings, Inc.	1,349	28,612
First Interstate Bancsystem, Inc.	1,410	29,229
First M&F Corp.	661	10,450
First Merchants Corp.	2,317	39,737
First Midwest Bancorp, Inc./Illinois	6,058	83,116
First NBC Bank Holding Co.*	335	8,174
First of Long Island Corp.	623	20,677
First Security Group, Inc./Tennessee*	4,980	10,807
FirstMerit Corp.	13,408	268,562
Flushing Financial Corp.	2,495	41,043
FNB United Corp.*	832	6,748
German American Bancorp, Inc.	1,074	24,186
Glacier Bancorp, Inc.	5,831	129,390
Great Southern Bancorp, Inc.	857	23,105
Guaranty Bancorp	1,272	14,437
Hampton Roads Bankshares, Inc.*	2,564	3,308
Hancock Holding Co.	6,860	206,280
Hanmi Financial Corp.*	2,559	45,218
Heartland Financial USA, Inc.	1,170	32,163
Heritage Commerce Corp.*	1,681	11,767
Heritage Financial Corp./Washington	1,307	19,148
Heritage Oaks Bancorp*	1,698	10,477
Home BancShares, Inc./Arkansas	3,628	94,219
Home Federal Bancorp, Inc./Idaho	1,224	15,594
HomeTrust Bancshares, Inc.*	1,582	26,831
Horizon Bancorp/Indiana	690	14,083
Hudson Valley Holding Corp.	1,376	23,364
IBERIABANK Corp.	2,404	128,878
Independent Bank Corp./Massachusetts	1,859	64,136
Independent Bank Group, Inc.*	303	9,211
International Bancshares Corp.	4,306	97,229
Intervest Bancshares Corp., Class A*	1,416	9,459

Investors Bancorp, Inc.	3,766	$79,387
Lakeland Bancorp, Inc.	2,302	24,010
Lakeland Financial Corp.	1,333	36,991
LCNB Corp.	471	10,532
Macatawa Bank Corp.*	1,878	9,465
MainSource Financial Group, Inc.	1,704	22,885
MB Financial, Inc.	4,435	118,858
Mercantile Bank Corp.	733	13,172
Merchants Bancshares, Inc.	432	12,774
Metro Bancorp, Inc.*	1,183	23,696
MetroCorp Bancshares, Inc.	1,353	13,205
Middleburg Financial Corp.	453	8,652
MidSouth Bancorp, Inc.	715	11,104
MidWestOne Financial Group, Inc.	579	13,931
National Bank Holdings Corp., Class A	4,219	83,114
National Bankshares, Inc./Virginia	544	19,328
National Penn Bancshares, Inc.	9,480	96,317
NBT Bancorp, Inc.	3,556	75,281
NewBridge Bancorp*	2,001	11,986
Northrim BanCorp, Inc.	547	13,232
OFG Bancorp	95,694	1,733,018
Old National Bancorp/Indiana	8,207	113,503
OmniAmerican Bancorp, Inc.*	920	20,268
Pacific Continental Corp.	1,544	18,219
Pacific Premier Bancorp, Inc.*	1,224	14,957
PacWest Bancorp	3,066	93,973
Palmetto Bancshares, Inc.*	349	4,537
Park National Corp.	929	63,906
Park Sterling Corp.*	3,598	21,264
Peapack-Gladstone Financial Corp.	774	13,545
Penns Woods Bancorp, Inc.	342	14,316
Peoples Bancorp, Inc./Ohio	15,019	316,601
Pinnacle Financial Partners, Inc.*	2,867	73,711
Preferred Bank/California*	1,003	16,529
PrivateBancorp, Inc.	5,214	110,589
Prosperity Bancshares, Inc.	4,874	252,424
Renasant Corp.	2,019	49,142
Republic Bancorp, Inc./Kentucky, Class A	797	17,470
S&T Bancorp, Inc.	2,393	46,903
Sandy Spring Bancorp, Inc.	2,076	44,883
SCBT Financial Corp.	1,376	69,337
Seacoast Banking Corp. of Florida*	5,971	13,136
Sierra Bancorp	1,036	15,333
Simmons First National Corp., Class A	1,347	35,143
Southside Bancshares, Inc.	1,454	34,722
Southwest Bancorp, Inc./Oklahoma*	1,655	21,846
State Bank Financial Corp.	2,559	38,462
StellarOne Corp.	1,845	36,254
Sterling Bancorp/New York	2,502	29,073
Sterling Financial Corp./Washington	2,741	65,181
Suffolk Bancorp*	899	14,690
Sun Bancorp, Inc./New Jersey*	3,105	10,526
Susquehanna Bancshares, Inc.	15,087	193,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

SY Bancorp, Inc.	1,127	$27,645
Taylor Capital Group, Inc.*	1,401	23,663
Texas Capital Bancshares, Inc.*	3,302	146,477
Tompkins Financial Corp.	1,165	52,646
TowneBank/Virginia	2,124	31,265
Trico Bancshares	1,271	27,110
Tristate Capital Holdings, Inc.*	519	7,136
Trustmark Corp.	5,443	133,789
UMB Financial Corp.	2,629	146,356
Umpqua Holdings Corp.	9,059	135,976
Union First Market Bankshares Corp.	1,682	34,632
United Bankshares, Inc./West Virginia	3,289	86,994
United Community Banks, Inc./Georgia*	3,442	42,750
Univest Corp. of Pennsylvania	1,339	25,535
ViewPoint Financial Group, Inc.	3,222	67,050
Virginia Commerce Bancorp, Inc.*	2,178	30,405
Washington Banking Co.	1,214	17,239
Washington Trust Bancorp, Inc.	1,145	32,655
Webster Financial Corp.	7,292	187,259
WesBanco, Inc.	2,090	55,239
West Bancorp, Inc.	1,255	14,746
Westamerica Bancorp	2,190	100,061
Western Alliance Bancorp*	5,949	94,173
Wilshire Bancorp, Inc.	5,033	33,318
Wintrust Financial Corp.	3,000	114,840
Yadkin Financial Corp.*	1,142	16,034

		11,261,060

Consumer Finance (0.3%)
Cash America International, Inc.	2,311	105,058
Consumer Portfolio Services, Inc.*	1,364	10,012
Credit Acceptance Corp.*	578	60,719
DFC Global Corp.*	3,225	44,537
Encore Capital Group, Inc.*	1,911	63,273
EZCORP, Inc., Class A*	4,127	69,664
First Cash Financial Services, Inc.*	2,366	116,431
First Marblehead Corp.*	7,298	8,612
Green Dot Corp., Class A*	2,078	41,456
Imperial Holdings, Inc.*	1,379	9,446
Nelnet, Inc., Class A	1,856	66,983
Netspend Holdings, Inc.*	2,847	45,467
Nicholas Financial, Inc.	766	11,582
Portfolio Recovery Associates, Inc.*	1,369	210,319
Regional Management Corp.*	442	11,050
World Acceptance Corp.*	755	65,640

		940,249

Diversified Financial Services (0.1%)
California First National Bancorp	171	2,821
Gain Capital Holdings, Inc.	920	5,805
MarketAxess Holdings, Inc.	3,017	141,045
Marlin Business Services Corp.	676	15,399
NewStar Financial, Inc.*	2,061	27,453
PHH Corp.*	4,619	94,135

PICO Holdings, Inc.*	1,841	$38,587
Resource America, Inc., Class A	977	8,305

		333,550

Insurance (6.5%)
Ambac Financial Group, Inc.*	3,635	86,622
American Equity Investment Life Holding Co.	5,115	80,305
American Safety Insurance Holdings Ltd.*	779	22,552
AMERISAFE, Inc.	1,516	49,103
Amtrust Financial Services, Inc.	2,273	81,146
Argo Group International Holdings Ltd.	2,202	93,339
Arthur J. Gallagher & Co.	29,000	1,267,010
Aspen Insurance Holdings Ltd.	60,000	2,225,400
Assurant, Inc.	6,625	337,279
Baldwin & Lyons, Inc., Class B	760	18,453
Citizens, Inc./Texas*	3,367	20,135
CNO Financial Group, Inc.	17,968	232,865
Crawford & Co., Class B	2,269	12,752
Donegal Group, Inc., Class A	592	8,270
Eastern Insurance Holdings, Inc.	528	9,900
eHealth, Inc.*	1,571	35,693
EMC Insurance Group, Inc.	377	9,900
Employers Holdings, Inc.	2,489	60,856
Enstar Group Ltd.*	771	102,528
FBL Financial Group, Inc., Class A	729	31,719
First American Financial Corp.	8,721	192,211
Fortegra Financial Corp.*	395	2,714
Global Indemnity plc*	719	16,932
Greenlight Capital Reinsurance Ltd., Class A*	2,264	55,536
Hallmark Financial Services, Inc.*	1,208	11,041
Hanover Insurance Group, Inc.	47,000	2,299,710
HCC Insurance Holdings, Inc.	22,600	974,286
HCI Group, Inc.	692	21,258
Health Insurance Innovations, Inc., Class A*	267	2,809
Hilltop Holdings, Inc.*	5,014	82,230
Horace Mann Educators Corp.	3,242	79,040
Independence Holding Co.	634	7,494
Infinity Property & Casualty Corp.	935	55,876
Investors Title Co.	97	6,881
Kansas City Life Insurance Co.	305	11,672
Maiden Holdings Ltd.	4,025	45,160
Meadowbrook Insurance Group, Inc.	4,044	32,473
Montpelier Reinsurance Holdings Ltd.	86,100	2,153,361
National Financial Partners Corp.*	3,362	85,092
National Interstate Corp.	561	16,409
National Western Life Insurance Co., Class A	175	33,224
Navigators Group, Inc.*	828	47,229
Old Republic International Corp.	175,000	2,252,250
OneBeacon Insurance Group Ltd., Class A	1,775	25,702
Phoenix Cos., Inc.*	457	19,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Platinum Underwriters Holdings Ltd.	2,573	$147,227
Primerica, Inc.	4,624	173,123
Protective Life Corp.	105,000	4,033,050
RLI Corp.	1,905	145,561
Safety Insurance Group, Inc.	1,023	49,626
Selective Insurance Group, Inc.	4,497	103,521
StanCorp Financial Group, Inc.	65,000	3,211,650
State Auto Financial Corp.	1,243	22,585
Stewart Information Services Corp.	1,730	45,309
Symetra Financial Corp.	6,612	105,726
Tower Group International Ltd.	4,637	95,105
United Fire Group, Inc.	1,634	40,572
Universal Insurance Holdings, Inc.	2,361	16,716
Validus Holdings Ltd.	54,000	1,950,480

		23,456,319

Real Estate Investment Trusts (REITs) (2.5%)
Acadia Realty Trust (REIT)	4,423	109,204
AG Mortgage Investment Trust, Inc. (REIT)	2,283	42,943
Agree Realty Corp. (REIT)	1,073	31,675
Alexander’s, Inc. (REIT)	171	50,224
American Assets Trust, Inc. (REIT)	2,718	83,877
American Capital Mortgage Investment Corp. (REIT)	4,783	85,951
American Realty Capital Properties, Inc. (REIT)	12,436	189,773
American Residential Properties, Inc. (REIT)*	1,090	18,748
AmREIT, Inc. (REIT), Class B	1,284	24,833
Anworth Mortgage Asset Corp. (REIT)	11,790	66,024
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,993	47,529
Apollo Residential Mortgage, Inc. (REIT)	2,555	42,106
Ares Commercial Real Estate Corp. (REIT)	504	6,456
Armada Hoffler Properties, Inc. (REIT)	1,506	17,741
ARMOUR Residential REIT, Inc. (REIT)	30,274	142,591
Ashford Hospitality Trust, Inc. (REIT)	4,202	48,113
Associated Estates Realty Corp. (REIT)	4,071	65,462
Aviv REIT, Inc. (REIT)	922	23,317
Campus Crest Communities, Inc. (REIT)	5,246	60,539
CapLease, Inc. (REIT)	7,290	61,528
Capstead Mortgage Corp. (REIT)	7,788	94,235
Cedar Realty Trust, Inc. (REIT)	5,275	27,324
Chambers Street Properties (REIT)	20,083	200,830
Chatham Lodging Trust (REIT)	1,474	25,323
Chesapeake Lodging Trust (REIT)	3,933	81,767
Colonial Properties Trust (REIT)	7,158	172,651

Colony Financial, Inc. (REIT)	5,231	$104,045
Coresite Realty Corp. (REIT)	1,675	53,282
Cousins Properties, Inc. (REIT)	8,621	87,072
CubeSmart (REIT)	10,764	172,009
CyrusOne, Inc. (REIT)	1,594	33,060
CYS Investments, Inc. (REIT)	14,154	130,358
DCT Industrial Trust, Inc. (REIT)	23,441	167,603
DiamondRock Hospitality Co. (REIT)	15,892	148,113
DuPont Fabros Technology, Inc. (REIT)	5,044	121,813
Dynex Capital, Inc. (REIT)	4,471	45,559
EastGroup Properties, Inc. (REIT)	2,447	137,693
Education Realty Trust, Inc. (REIT)	9,163	93,737
Ellington Residential Mortgage REIT (REIT)	503	8,979
EPR Properties (REIT)	3,805	191,277
Equity One, Inc. (REIT)	4,869	110,185
Excel Trust, Inc. (REIT)	3,869	49,562
FelCor Lodging Trust, Inc. (REIT)*	10,030	59,277
First Industrial Realty Trust, Inc. (REIT)	8,687	131,782
First Potomac Realty Trust (REIT)	4,765	62,231
Franklin Street Properties Corp. (REIT)	7,285	96,162
GEO Group, Inc. (REIT)	5,792	196,638
Getty Realty Corp. (REIT)	2,077	42,890
Gladstone Commercial Corp. (REIT)	1,014	18,901
Glimcher Realty Trust (REIT)	11,750	128,310
Government Properties Income Trust (REIT)	4,408	111,170
Gramercy Property Trust, Inc. (REIT)*	4,768	21,456
Healthcare Realty Trust, Inc. (REIT)	7,307	186,328
Hersha Hospitality Trust (REIT)	16,293	91,893
Highwoods Properties, Inc. (REIT)	6,642	236,522
Hudson Pacific Properties, Inc. (REIT)	3,507	74,629
Inland Real Estate Corp. (REIT)	6,775	69,240
Invesco Mortgage Capital, Inc. (REIT)	10,953	181,382
Investors Real Estate Trust (REIT)	8,036	69,110
iStar Financial, Inc. (REIT)*	6,873	77,596
JAVELIN Mortgage Investment Corp. (REIT)	1,140	16,063
Kite Realty Group Trust (REIT)	7,311	44,085
LaSalle Hotel Properties (REIT)	7,720	190,684
Lexington Realty Trust (REIT)	13,606	158,918
LTC Properties, Inc. (REIT)	2,810	109,730
Medical Properties Trust, Inc. (REIT)	12,137	173,802
Monmouth Real Estate Investment Corp. (REIT), Class A	3,446	34,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

MPG Office Trust, Inc. (REIT)*	4,580	$14,381
National Health Investors, Inc. (REIT)	1,992	119,241
New Residential Investment Corp. (REIT)	20,395	137,462
New York Mortgage Trust, Inc. (REIT)	5,237	35,454
NorthStar Realty Finance Corp. (REIT)	16,036	145,928
One Liberty Properties, Inc. (REIT)	952	20,906
Parkway Properties, Inc./Maryland (REIT)	3,500	58,660
Pebblebrook Hotel Trust (REIT)	4,964	128,319
Pennsylvania Real Estate Investment Trust (REIT)	5,495	103,746
PennyMac Mortgage Investment Trust (REIT)	4,987	104,976
Potlatch Corp. (REIT)	3,274	132,401
PS Business Parks, Inc. (REIT)	1,476	106,523
RAIT Financial Trust (REIT)	5,632	42,353
Ramco-Gershenson Properties Trust (REIT)	4,889	75,926
Redwood Trust, Inc. (REIT)	6,634	112,778
Resource Capital Corp. (REIT)	10,282	63,234
Retail Opportunity Investments Corp. (REIT)	5,283	73,434
RLJ Lodging Trust (REIT)	9,997	224,833
Rouse Properties, Inc. (REIT)	1,814	35,591
Ryman Hospitality Properties (REIT)	3,562	138,954
Sabra Health Care REIT, Inc. (REIT)	3,022	78,904
Saul Centers, Inc. (REIT)	637	28,321
Select Income REIT (REIT)	1,384	38,807
Silver Bay Realty Trust Corp. (REIT)	1,237	20,485
Sovran Self Storage, Inc. (REIT)	2,539	164,502
Spirit Realty Capital, Inc. (REIT)	4,637	82,168
STAG Industrial, Inc. (REIT)	3,366	67,152
Strategic Hotels & Resorts, Inc. (REIT)*	14,650	129,799
Summit Hotel Properties, Inc. (REIT)	5,284	49,934
Sun Communities, Inc. (REIT)	2,898	144,204
Sunstone Hotel Investors, Inc. (REIT)*	13,159	158,961
Terreno Realty Corp. (REIT)	1,549	28,703
UMH Properties, Inc. (REIT)	1,280	13,146
Universal Health Realty Income Trust (REIT)	963	41,534
Urstadt Biddle Properties, Inc. (REIT), Class A	2,025	40,844
Washington Real Estate Investment Trust (REIT)	5,375	144,641
Western Asset Mortgage Capital Corp. (REIT)	1,953	34,099
Whitestone REIT (REIT)	1,387	21,859
Winthrop Realty Trust (REIT)	2,353	28,307
ZAIS Financial Corp. (REIT)	402	7,304

		9,256,696

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	3,469	$137,893
Altisource Residential Corp.*	2,004	33,447
AV Homes, Inc.*	734	13,014
Consolidated-Tomoka Land Co.	470	17,935
Forestar Group, Inc.*	2,800	56,168
Kennedy-Wilson Holdings, Inc.	4,235	70,470
Tejon Ranch Co.*	1,142	32,535
Thomas Properties Group, Inc.	2,332	12,360

		373,822

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	7,147	77,045
Bank Mutual Corp.	3,866	21,804
BankFinancial Corp.	1,751	14,883
BBX Capital Corp., Class A*	572	7,385
Beneficial Mutual Bancorp, Inc.*	2,591	21,764
Berkshire Hills Bancorp, Inc.	2,024	56,186
BofI Holding, Inc.*	966	44,262
Brookline Bancorp, Inc.	5,695	49,433
Capitol Federal Financial, Inc.	12,007	145,765
Charter Financial Corp./Maryland	1,815	18,295
Clifton Savings Bancorp, Inc.	783	9,279
Dime Community Bancshares, Inc.	2,591	39,694
Doral Financial Corp.*	10,816	8,977
ESB Financial Corp.	1,014	12,300
ESSA Bancorp, Inc.	768	8,417
EverBank Financial Corp.	6,508	107,772
Farmer Mac, Class C	828	23,913
First Defiance Financial Corp.	783	17,657
First Federal Bancshares of Arkansas, Inc.*	269	2,125
First Financial Northwest, Inc.	1,336	13,774
First PacTrust Bancorp, Inc.	853	11,584
Flagstar Bancorp, Inc.*	1,593	22,238
Fox Chase Bancorp, Inc.	983	16,711
Franklin Financial Corp./Virginia	883	15,903
Hingham Institution for Savings	115	7,806
Home Bancorp, Inc.*	509	9,417
Home Loan Servicing Solutions Ltd.	4,601	110,286
HomeStreet, Inc.	1,051	22,544
Kearny Financial Corp.*	1,162	12,189
Meridian Interstate Bancorp, Inc.*	640	12,051
Meta Financial Group, Inc.	434	11,406
MGIC Investment Corp.*	26,213	159,113
NASB Financial, Inc.*	355	9,290
Northfield Bancorp, Inc./New Jersey	4,679	54,838
Northwest Bancshares, Inc.	7,603	102,717
OceanFirst Financial Corp.	1,100	17,105
Oritani Financial Corp.	3,686	57,796
PennyMac Financial Services, Inc., Class A*	1,023	21,759
Provident Financial Holdings, Inc.	738	11,719
Provident Financial Services, Inc.	4,845	76,454
Provident New York Bancorp	3,558	33,232
Radian Group, Inc.	13,975	162,390
Rockville Financial, Inc.	2,293	29,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Roma Financial Corp.*	579	$10,515
Territorial Bancorp, Inc.	840	18,992
Tree.com, Inc.	497	8,519
TrustCo Bank Corp./New York	236,871	1,288,578
United Community Financial Corp./Ohio*	3,138	14,592
United Financial Bancorp, Inc.	1,505	22,801
Walker & Dunlop, Inc.*	1,336	23,380
Waterstone Financial, Inc.*	596	6,055
Westfield Financial, Inc.	1,466	10,262
WSFS Financial Corp.	636	33,320

		3,126,284

Total Financials		51,767,804

Health Care (5.3%)
Biotechnology (1.2%)
ACADIA Pharmaceuticals, Inc.*	5,658	102,693
Achillion Pharmaceuticals, Inc.*	7,776	63,608
Acorda Therapeutics, Inc.*	3,271	107,910
Aegerion Pharmaceuticals, Inc.*	2,328	147,456
Alnylam Pharmaceuticals, Inc.*	4,691	145,468
AMAG Pharmaceuticals, Inc.*	1,723	38,337
Amicus Therapeutics, Inc.*	2,556	5,955
Anacor Pharmaceuticals, Inc.*	2,019	11,286
Arena Pharmaceuticals, Inc.*	17,597	135,497
ArQule, Inc.*	4,937	11,454
Array BioPharma, Inc.*	9,337	42,390
Astex Pharmaceuticals*	7,901	32,473
AVEO Pharmaceuticals, Inc.*	4,461	11,152
Biotime, Inc.*	2,736	10,835
Cell Therapeutics, Inc.*	8,988	9,437
Celldex Therapeutics, Inc.*	6,519	101,762
Cepheid, Inc.*	5,410	186,212
Chelsea Therapeutics International Ltd.*	5,377	12,367
ChemoCentryx, Inc.*	1,965	27,785
Chimerix, Inc.*	672	16,289
Clovis Oncology, Inc.*	1,122	75,152
Coronado Biosciences, Inc.*	1,861	16,005
Curis, Inc.*	6,644	21,194
Cytokinetics, Inc.*	1,984	22,955
Cytori Therapeutics, Inc.*	4,894	11,256
Dendreon Corp.*	12,770	52,612
Durata Therapeutics, Inc.*	1,104	7,949
Dyax Corp.*	8,589	29,718
Dynavax Technologies Corp.*	14,888	16,377
Emergent Biosolutions, Inc.*	2,225	32,084
Enanta Pharmaceuticals, Inc.*	281	4,976
Enzon Pharmaceuticals, Inc.	2,890	5,780
Epizyme, Inc.*	471	13,249
Exact Sciences Corp.*	5,177	72,012
Exelixis, Inc.*	14,838	67,365
Fibrocell Science, Inc.*	1,328	8,127
Galena Biopharma, Inc.*	6,671	14,810
Genomic Health, Inc.*	1,383	43,855
Geron Corp.*	11,040	16,560
GTx, Inc.*	2,234	14,744
Halozyme Therapeutics, Inc.*	7,281	57,811
Hyperion Therapeutics, Inc.*	671	14,762
Idenix Pharmaceuticals, Inc.*	8,074	29,147
ImmunoGen, Inc.*	6,828	113,277

Immunomedics, Inc.*	6,100	$33,184
Infinity Pharmaceuticals, Inc.*	3,862	62,757
Insmed, Inc.*	2,270	27,149
Insys Therapeutics, Inc.*	409	5,661
Intercept Pharmaceuticals, Inc.*	503	22,555
InterMune, Inc.*	6,590	63,396
Ironwood Pharmaceuticals, Inc.*	7,502	74,645
Isis Pharmaceuticals, Inc.*	9,073	243,791
KaloBios Pharmaceuticals, Inc.*	866	4,902
Keryx Biopharmaceuticals, Inc.*	6,697	50,027
KYTHERA Biopharmaceuticals, Inc.*	817	22,100
Lexicon Pharmaceuticals, Inc.*	18,842	40,887
Ligand Pharmaceuticals, Inc., Class B*	1,426	53,361
MannKind Corp.*	12,002	78,013
MEI Pharma, Inc.*	751	5,355
Merrimack Pharmaceuticals, Inc.*	7,299	49,122
MiMedx Group, Inc.*	6,772	47,810
Momenta Pharmaceuticals, Inc.*	3,809	57,364
Nanosphere, Inc.*	3,361	10,318
Neurocrine Biosciences, Inc.*	5,434	72,707
NewLink Genetics Corp.*	1,356	26,740
Novavax, Inc.*	11,191	22,942
NPS Pharmaceuticals, Inc.*	8,098	122,280
OncoGenex Pharmaceutical, Inc.*	1,172	11,486
Opko Health, Inc.*	11,463	81,387
Orexigen Therapeutics, Inc.*	7,621	44,583
Osiris Therapeutics, Inc.*	1,291	13,000
OvaScience, Inc.*	707	9,707
PDL BioPharma, Inc.	11,304	87,267
Peregrine Pharmaceuticals, Inc.*	10,997	14,186
Portola Pharmaceuticals, Inc.*	774	19,017
Progenics Pharmaceuticals, Inc.*	4,079	18,192
Prothena Corp. plc*	940	12,135
Puma Biotechnology, Inc.*	1,786	79,245
Raptor Pharmaceutical Corp.*	4,417	41,299
Receptos, Inc.*	455	9,050
Regulus Therapeutics, Inc.*	688	6,749
Repligen Corp.*	2,586	21,309
Rigel Pharmaceuticals, Inc.*	7,197	24,038
Sangamo BioSciences, Inc.*	4,341	33,903
Sarepta Therapeutics, Inc.*	2,577	98,055
SIGA Technologies, Inc.*	2,945	8,364
Spectrum Pharmaceuticals, Inc.	4,841	36,114
Stemline Therapeutics, Inc.*	732	17,451
Sunesis Pharmaceuticals, Inc.*	2,781	14,489
Synageva BioPharma Corp.*	1,375	57,750
Synergy Pharmaceuticals, Inc.*	6,463	27,920
Synta Pharmaceuticals Corp.*	3,350	16,716
Targacept, Inc.*	2,358	10,069
Tesaro, Inc.*	1,077	35,261
Tetraphase Pharmaceuticals, Inc.*	897	6,306
TG Therapeutics, Inc.*	1,004	6,416
Threshold Pharmaceuticals, Inc.*	3,826	20,125
Trius Therapeutics, Inc.*	2,983	24,222
Vanda Pharmaceuticals, Inc.*	2,181	17,622
Verastem, Inc.*	1,139	15,809
Vical, Inc.*	5,872	18,379
XOMA Corp.*	5,049	18,328
ZIOPHARM Oncology, Inc.*	5,812	12,205

		4,167,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (2.5%)
Abaxis, Inc.	1,775	$84,330
ABIOMED, Inc.*	3,126	67,397
Accuray, Inc.*	5,827	33,447
Align Technology, Inc.*	5,913	219,018
Alphatec Holdings, Inc.*	5,366	11,000
Analogic Corp.	975	71,009
AngioDynamics, Inc.*	1,996	22,515
Anika Therapeutics, Inc.*	996	16,932
Antares Pharma, Inc.*	9,089	37,810
ArthroCare Corp.*	2,304	79,557
AtriCure, Inc.*	1,676	15,922
Atrion Corp.	127	27,776
Biolase, Inc.*	2,539	9,090
Cantel Medical Corp.	1,756	59,476
Cardiovascular Systems, Inc.*	1,683	35,680
Cerus Corp.*	5,545	24,509
CONMED Corp.	2,234	69,790
CryoLife, Inc.	2,175	13,615
Cutera, Inc.*	1,169	10,287
Cyberonics, Inc.*	2,236	116,183
Cynosure, Inc., Class A*	1,544	40,118
Derma Sciences, Inc.*	1,089	14,538
DexCom, Inc.*	5,681	127,538
Endologix, Inc.*	5,067	67,290
EnteroMedics, Inc.*	71	81
Exactech, Inc.*	761	15,030
GenMark Diagnostics, Inc.*	2,344	24,237
Globus Medical, Inc., Class A*	4,408	74,319
Greatbatch, Inc.*	1,935	63,449
Haemonetics Corp.*	4,132	170,858
HeartWare International, Inc.*	1,323	125,831
Hill-Rom Holdings, Inc.	41,000	1,380,880
ICU Medical, Inc.*	1,045	75,303
Insulet Corp.*	4,312	135,440
Integra LifeSciences Holdings Corp.*	1,622	59,414
Invacare Corp.	2,583	37,092
MAKO Surgical Corp.*	3,429	41,319
Masimo Corp.	3,941	83,549
Medical Action Industries, Inc.*	1,153	8,878
Meridian Bioscience, Inc.	3,352	72,068
Merit Medical Systems, Inc.*	3,378	37,665
Natus Medical, Inc.*	2,530	34,534
Navidea Biopharmaceuticals, Inc.*	9,619	25,683
Neogen Corp.*	1,937	107,620
NuVasive, Inc.*	3,564	88,352
NxStage Medical, Inc.*	4,819	68,815
OraSure Technologies, Inc.*	4,428	17,181
Orthofix International N.V.*	1,605	43,174
PhotoMedex, Inc.*	1,126	17,948
Quidel Corp.*	2,273	58,030
Rochester Medical Corp.*	906	13,345
Rockwell Medical, Inc.*	3,321	11,989
RTI Biologics, Inc.*	4,325	16,262
Solta Medical, Inc.*	5,443	12,410
Spectranetics Corp.*	3,312	61,868
STAAR Surgical Co.*	2,974	30,186
STERIS Corp.	41,376	1,774,203
SurModics, Inc.*	1,166	23,332

Symmetry Medical, Inc.*	3,019	$25,420
TearLab Corp.*	2,058	21,856
Teleflex, Inc.	28,000	2,169,720
Thoratec Corp.*	4,630	144,965
Tornier N.V.*	2,090	36,575
Unilife Corp.*	7,494	23,756
Utah Medical Products, Inc.	273	14,824
Vascular Solutions, Inc.*	1,375	20,226
Volcano Corp.*	4,365	79,137
West Pharmaceutical Services, Inc.	2,797	196,517
Wright Medical Group, Inc.*	3,267	85,628
Zeltiq Aesthetics, Inc.*	1,442	9,214

		8,913,010

Health Care Providers & Services (0.8%)
Acadia Healthcare Co., Inc.*	2,863	94,679
Accretive Health, Inc.*	4,829	52,201
Addus HomeCare Corp.*	439	8,666
Air Methods Corp.	3,144	106,519
Alliance HealthCare Services, Inc.*	395	6,178
Almost Family, Inc.	622	11,818
Amedisys, Inc.*	2,535	29,457
AMN Healthcare Services, Inc.*	3,738	53,528
Amsurg Corp.*	2,610	91,611
Assisted Living Concepts, Inc., Class A*	1,528	18,275
Bio-Reference Labs, Inc.*	1,952	56,120
BioScrip, Inc.*	4,709	77,699
Capital Senior Living Corp.*	2,329	55,663
Centene Corp.*	4,399	230,772
Chemed Corp.	1,526	110,528
Chindex International, Inc.*	1,018	16,512
Corvel Corp.*	927	27,133
Cross Country Healthcare, Inc.*	2,058	10,619
Emeritus Corp.*	3,254	75,428
Ensign Group, Inc.	1,570	55,295
ExamWorks Group, Inc.*	2,479	52,629
Five Star Quality Care, Inc.*	3,444	19,321
Gentiva Health Services, Inc.*	2,448	24,382
Hanger, Inc.*	2,800	88,564
HealthSouth Corp.*	7,055	203,184
Healthways, Inc.*	2,753	47,847
IPC The Hospitalist Co., Inc.*	1,337	68,668
Kindred Healthcare, Inc.*	4,293	56,367
Landauer, Inc.	761	36,764
LHC Group, Inc.*	981	19,208
Magellan Health Services, Inc.*	2,218	124,385
Molina Healthcare, Inc.*	2,293	85,254
MWI Veterinary Supply, Inc.*	1,034	127,430
National Healthcare Corp.	881	42,112
National Research Corp., Class A*	786	14,148
Owens & Minor, Inc.	5,120	173,210
PharMerica Corp.*	2,388	33,098
Providence Service Corp.*	858	24,959
Select Medical Holdings Corp.	3,911	32,070
Skilled Healthcare Group, Inc., Class A*	1,638	10,942
Team Health Holdings, Inc.*	5,551	227,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Triple-S Management Corp., Class B*	1,906	$40,922
U.S. Physical Therapy, Inc.	1,004	27,751
Universal American Corp.	3,205	28,492
USMD Holdings, Inc.*	83	2,456
Vanguard Health Systems, Inc.*	2,734	56,703
WellCare Health Plans, Inc.*	3,513	195,147

		3,052,694

Health Care Technology (0.3%)
athenahealth, Inc.*	2,970	251,618
Computer Programs & Systems, Inc.	876	43,047
Greenway Medical Technologies*	1,156	14,265
HealthStream, Inc.*	1,669	42,259
HMS Holdings Corp.*	7,074	164,824
MedAssets, Inc.*	4,893	86,802
Medidata Solutions, Inc.*	2,149	166,440
Merge Healthcare, Inc.*	5,408	19,469
Omnicell, Inc.*	2,761	56,739
Quality Systems, Inc.	3,204	59,947
Vocera Communications, Inc.*	1,696	24,931

		930,341

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc.*	828	6,723
Affymetrix, Inc.*	6,009	26,680
Albany Molecular Research, Inc.*	1,864	22,126
Cambrex Corp.*	2,463	34,408
Fluidigm Corp.*	2,047	35,741
Furiex Pharmaceuticals, Inc.*	536	18,261
Harvard Bioscience, Inc.*	1,848	8,741
Luminex Corp.*	3,014	62,119
NeoGenomics, Inc.*	2,615	10,408
Pacific Biosciences of California, Inc.*	3,702	9,329
PAREXEL International Corp.*	4,596	211,140
Sequenom, Inc.*	9,272	39,035

		484,711

Pharmaceuticals (0.4%)
AcelRx Pharmaceuticals, Inc.*	1,673	15,509
Akorn, Inc.*	4,696	63,490
Alimera Sciences, Inc.*	1,351	6,593
Ampio Pharmaceuticals, Inc.*	2,321	13,392
Auxilium Pharmaceuticals, Inc.*	4,009	66,670
AVANIR Pharmaceuticals, Inc., Class A*	11,661	53,641
BioDelivery Sciences International, Inc.*	2,334	9,476
Cadence Pharmaceuticals, Inc.*	5,139	35,048
Cempra, Inc.*	1,155	9,044
Corcept Therapeutics, Inc.*	4,392	7,598
Cornerstone Therapeutics, Inc.*	789	6,312
Cumberland Pharmaceuticals, Inc.*	995	5,084
Depomed, Inc.*	4,626	25,952
Endocyte, Inc.*	2,392	31,407
Hi-Tech Pharmacal Co., Inc.	893	29,648
Horizon Pharma, Inc.*	4,091	10,064
Impax Laboratories, Inc.*	5,529	110,303
Lannett Co., Inc.*	1,385	16,495

Medicines Co.*	4,523	$139,127
Nektar Therapeutics*	9,328	107,738
Omeros Corp.*	2,527	12,736
Omthera Pharmaceuticals, Inc.*	467	6,211
Optimer Pharmaceuticals, Inc.*	3,910	56,578
Pacira Pharmaceuticals, Inc.*	2,223	64,467
Pernix Therapeutics Holdings*	1,355	4,891
Pozen, Inc.*	2,341	11,728
Questcor Pharmaceuticals, Inc.	4,191	190,523
Repros Therapeutics, Inc.*	1,473	27,177
Sagent Pharmaceuticals, Inc.*	1,340	28,113
Santarus, Inc.*	4,477	94,241
Sciclone Pharmaceuticals, Inc.*	4,361	21,631
Sucampo Pharmaceuticals, Inc., Class A*	960	6,317
Supernus Pharmaceuticals, Inc.*	1,180	7,587
TherapeuticsMD, Inc.*	6,220	18,847
ViroPharma, Inc.*	5,275	151,129
Vivus, Inc.*	8,129	102,263
XenoPort, Inc.*	3,574	17,691
Zogenix, Inc.*	5,700	9,747

		1,594,468

Total Health Care		19,142,587

Industrials (20.6%)
Aerospace & Defense (1.3%)
AAR Corp.	139,715	3,070,936
Aerovironment, Inc.*	1,471	29,685
American Science & Engineering, Inc.	653	36,568
API Technologies Corp.*	2,742	7,678
Astronics Corp.*	1,014	41,442
CPI Aerostructures, Inc.*	11	119
Cubic Corp.	1,603	77,104
Curtiss-Wright Corp.	3,786	140,309
DigitalGlobe, Inc.*	6,020	186,680
Ducommun, Inc.*	851	18,092
Engility Holdings, Inc.*	1,381	39,248
Erickson Air-Crane, Inc.*	303	5,700
Esterline Technologies Corp.*	2,516	181,882
GenCorp, Inc.*	4,886	79,446
HEICO Corp.	4,290	216,087
Innovative Solutions & Support, Inc.	990	6,336
KEYW Holding Corp.*	2,569	34,039
Kratos Defense & Security Solutions, Inc.*	3,493	22,635
LMI Aerospace, Inc.*	798	14,955
Moog, Inc., Class A*	3,664	188,806
National Presto Industries, Inc.	381	27,443
Orbital Sciences Corp.*	4,862	84,453
Sparton Corp.*	816	14,068
Taser International, Inc.*	4,254	36,244
Teledyne Technologies, Inc.*	3,023	233,829

		4,793,784

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,146	27,405
Atlas Air Worldwide Holdings, Inc.*	2,086	91,283
Echo Global Logistics, Inc.*	1,434	27,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Forward Air Corp.	2,434	$93,174
Hub Group, Inc., Class A*	2,989	108,859
Pacer International, Inc.*	2,878	18,160
Park-Ohio Holdings Corp.*	672	22,163
UTi Worldwide, Inc.	7,316	120,494
XPO Logistics, Inc.*	1,506	27,244

		536,731

Airlines (0.7%)
Allegiant Travel Co.	1,216	128,884
Hawaiian Holdings, Inc.*	4,206	25,699
JetBlue Airways Corp.*	18,816	118,541
Republic Airways Holdings, Inc.*	3,900	44,187
SkyWest, Inc.	133,369	1,805,816
Spirit Airlines, Inc.*	4,877	154,942
U.S. Airways Group, Inc.*	13,241	217,417

		2,495,486

Building Products (2.5%)
AAON, Inc.	1,506	49,818
American Woodmark Corp.*	810	28,107
Apogee Enterprises, Inc.	92,350	2,216,400
Builders FirstSource, Inc.	3,777	22,586
Gibraltar Industries, Inc.*	110,848	1,613,947
Griffon Corp.	3,612	40,635
Insteel Industries, Inc.	1,478	25,895
NCI Building Systems, Inc.*	1,669	25,519
Nortek, Inc.*	727	46,841
Patrick Industries, Inc.*	536	11,143
PGT, Inc.*	2,675	23,192
Ply Gem Holdings, Inc.*	1,278	25,637
Quanex Building Products Corp.	3,010	50,688
Simpson Manufacturing Co., Inc.	58,247	1,713,627
Trex Co., Inc.*	1,390	66,011
Universal Forest Products, Inc.	72,089	2,877,793
USG Corp.*	6,230	143,602

		8,981,441

Commercial Services & Supplies (2.0%)
A.T. Cross Co., Class A*	753	12,763
ABM Industries, Inc.	4,445	108,947
ACCO Brands Corp.*	9,117	57,984
Acorn Energy, Inc.	1,529	12,905
ARC Document Solutions, Inc.*	3,246	12,984
Brink’s Co.	3,875	98,851
Casella Waste Systems, Inc., Class A*	3,320	14,309
CECO Environmental Corp.	808	9,938
Cenveo, Inc.*	4,792	10,207
CompX International, Inc.	122	1,703
Consolidated Graphics, Inc.*	589	27,689
Courier Corp.	940	13,423
Deluxe Corp.	4,107	142,308
EnerNOC, Inc.*	2,113	28,018
Ennis, Inc.	2,177	37,640
G&K Services, Inc., Class A	1,575	74,970
Healthcare Services Group, Inc.	5,542	135,890
Heritage-Crystal Clean, Inc.*	658	9,613
Herman Miller, Inc.	4,743	128,393
HNI Corp.	3,679	132,702
InnerWorkings, Inc.*	3,559	38,615
Interface, Inc.	4,849	82,288

Intersections, Inc.	752	$6,595
Kimball International, Inc., Class B	2,532	24,586
Knoll, Inc.	3,845	54,637
McGrath RentCorp	57,421	1,961,501
Mine Safety Appliances Co.	47,576	2,214,663
Mobile Mini, Inc.*	3,072	101,837
Multi-Color Corp.	986	29,915
NL Industries, Inc.	597	6,746
Performant Financial Corp.*	1,798	20,839
Quad/Graphics, Inc.	2,051	49,429
Schawk, Inc.	68,448	898,722
Standard Parking Corp.*	1,243	26,675
Steelcase, Inc., Class A	6,811	99,304
Swisher Hygiene, Inc.*	9,603	8,258
Team, Inc.*	1,649	62,415
Tetra Tech, Inc.*	5,211	122,511
TMS International Corp., Class A	1,207	17,900
TRC Cos., Inc.*	1,279	8,953
U.S. Ecology, Inc.	1,496	41,050
UniFirst Corp.	1,186	108,223
United Stationers, Inc.	3,280	110,044
Viad Corp.	1,651	40,483
West Corp.	1,714	37,948

		7,245,374

Construction & Engineering (1.5%)
Aegion Corp.*	3,171	71,379
Ameresco, Inc., Class A*	1,517	13,668
Argan, Inc.	1,124	17,534
Comfort Systems USA, Inc.	2,957	44,118
Dycom Industries, Inc.*	2,679	61,992
EMCOR Group, Inc.	44,429	1,806,039
Furmanite Corp.*	2,949	19,729
Granite Construction, Inc.	97,664	2,906,481
Great Lakes Dredge & Dock Corp.	4,933	38,576
Layne Christensen Co.*	1,601	31,235
MasTec, Inc.*	4,804	158,052
Michael Baker Corp.	704	19,085
MYR Group, Inc.*	1,729	33,629
Northwest Pipe Co.*	784	21,874
Orion Marine Group, Inc.*	2,122	25,655
Pike Electric Corp.	2,096	25,781
Primoris Services Corp.	2,853	56,261
Sterling Construction Co., Inc.*	1,263	11,443
Tutor Perini Corp.*	3,020	54,632

		5,417,163

Electrical Equipment (2.0%)
Acuity Brands, Inc.	3,466	261,752
American Superconductor Corp.*	3,355	8,857
AZZ, Inc.	2,047	78,932
Belden, Inc.	3,562	177,851
Brady Corp., Class A	57,734	1,774,166
Capstone Turbine Corp.*	25,465	29,794
Coleman Cable, Inc.	690	12,461
Encore Wire Corp.	1,672	57,015
EnerSys, Inc.	7,693	377,265
Enphase Energy, Inc.*	1,269	9,809
Franklin Electric Co., Inc.	53,844	1,811,851
FuelCell Energy, Inc.*	13,284	16,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Generac Holdings, Inc.	4,172	$154,406
General Cable Corp.	17,023	523,457
Global Power Equipment Group, Inc.	1,347	21,714
GrafTech International Ltd.*	9,434	68,680
II-VI, Inc.*	4,124	67,056
LSI Industries, Inc.	1,616	13,073
Polypore International, Inc.*	3,767	151,810
Powell Industries, Inc.*	26,731	1,380,656
Power Solutions International, Inc.*	156	5,240
PowerSecure International, Inc.*	1,531	23,011
Preformed Line Products Co.	208	13,793
Revolution Lighting Technologies, Inc.*	2,393	9,572
Thermon Group Holdings, Inc.*	2,193	44,737
Vicor Corp.*	1,314	9,001

		7,102,830

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	41,000	2,554,710
Raven Industries, Inc.	2,930	87,842

		2,642,552

Machinery (7.7%)
Accuride Corp.*	3,249	16,440
Actuant Corp., Class A	5,921	195,215
Alamo Group, Inc.	580	23,676
Albany International Corp., Class A	2,289	75,491
Altra Holdings, Inc.	2,203	60,318
American Railcar Industries, Inc.	739	24,764
Ampco-Pittsburgh Corp.	638	11,975
Astec Industries, Inc.	49,153	1,685,456
Barnes Group, Inc.	4,348	130,396
Blount International, Inc.*	3,916	46,287
Briggs & Stratton Corp.	97,402	1,928,560
Chart Industries, Inc.*	2,452	230,709
CIRCOR International, Inc.	18,881	960,288
CLARCOR, Inc.	4,021	209,936
Columbus McKinnon Corp.*	1,578	33,643
Commercial Vehicle Group, Inc.*	1,811	13,510
Douglas Dynamics, Inc.	1,747	22,676
Dynamic Materials Corp.	1,134	18,722
Eastern Co.	496	7,936
Energy Recovery, Inc.*	3,803	15,706
EnPro Industries, Inc.*	51,670	2,622,769
ESCO Technologies, Inc.	2,120	68,646
ExOne Co.*	483	29,811
Federal Signal Corp.*	5,151	45,071
Flow International Corp.*	3,920	14,465
FreightCar America, Inc.	921	15,648
Global Brass & Copper Holdings, Inc.*	630	8,341
Gorman-Rupp Co.	1,223	38,940
Graham Corp.	792	23,784
Greenbrier Cos., Inc.*	1,958	47,716
Hardinge, Inc.	955	14,115
Hurco Cos., Inc.	534	15,363
Hyster-Yale Materials Handling, Inc.	850	53,371

John Bean Technologies Corp.	2,320	$48,743
Kadant, Inc.	918	27,696
Kaydon Corp.	50,514	1,391,661
Kennametal, Inc.	47,100	1,828,893
L.B. Foster Co., Class A	821	35,443
Lincoln Electric Holdings, Inc.	51,000	2,920,770
Lindsay Corp.	1,029	77,154
Lydall, Inc.*	1,348	19,681
Manitex International, Inc.*	986	10,797
Meritor, Inc.*	7,913	55,787
Met-Pro Corp.	1,161	15,604
Middleby Corp.*	1,521	258,707
Miller Industries, Inc.	867	13,334
Mueller Industries, Inc.	45,665	2,302,886
Mueller Water Products, Inc., Class A	12,757	88,151
NN, Inc.	1,421	16,214
Nordson Corp.	8,000	554,480
Omega Flex, Inc.	256	3,807
Pentair Ltd. (Registered)	26,600	1,534,554
PMFG, Inc.*	1,555	10,761
Proto Labs, Inc.*	1,380	89,659
RBC Bearings, Inc.*	1,854	96,315
Rexnord Corp.*	2,396	40,373
Standex International Corp.	1,040	54,860
Sun Hydraulics Corp.	1,757	54,959
Tecumseh Products Co., Class A*	1,471	16,078
Tennant Co.	1,493	72,067
Titan International, Inc.	4,265	71,950
Trimas Corp.*	3,207	119,557
Trinity Industries, Inc.	92,000	3,536,480
Twin Disc, Inc.	642	15,215
Wabash National Corp.*	189,633	1,930,464
Watts Water Technologies, Inc., Class A	33,914	1,537,661
Woodward, Inc.	5,562	222,480
Xerium Technologies, Inc.*	865	8,806

		27,791,791

Marine (0.0%)
Genco Shipping & Trading Ltd.*	2,351	3,832
International Shipholding Corp.	489	11,409
Matson, Inc.	3,439	85,975
Ultrapetrol Bahamas Ltd.*	1,666	4,748

		105,964

Professional Services (0.7%)
Acacia Research Corp.	3,975	88,841
Advisory Board Co.*	2,863	156,463
Barrett Business Services, Inc.	574	29,969
CBIZ, Inc.*	2,916	19,566
CDI Corp.	1,197	16,950
Corporate Executive Board Co.	2,718	171,832
CRA International, Inc.*	771	14,240
Dolan Co.*	2,472	4,029
Exponent, Inc.	1,058	62,538
Franklin Covey Co.*	751	10,109
FTI Consulting, Inc.*	3,260	107,221
GP Strategies Corp.*	1,169	27,846
Heidrick & Struggles International, Inc.	1,422	23,776
Huron Consulting Group, Inc.*	1,864	86,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

ICF International, Inc.*	1,597	$50,322
Insperity, Inc.	40,602	1,230,241
Kelly Services, Inc., Class A	2,140	37,386
Kforce, Inc.	2,233	32,602
Korn/Ferry International*	3,922	73,498
Mistras Group, Inc.*	1,249	21,957
National Technical Systems, Inc.*	545	7,625
Navigant Consulting, Inc.*	4,088	49,056
Odyssey Marine Exploration, Inc.*	6,370	18,855
On Assignment, Inc.*	3,697	98,784
Pendrell Corp.*	12,819	33,586
Resources Connection, Inc.	3,305	38,338
RPX Corp.*	2,613	43,898
TrueBlue, Inc.*	3,281	69,065
VSE Corp.	330	13,553
WageWorks, Inc.*	2,018	69,520

		2,707,857

Road & Rail (0.8%)
Arkansas Best Corp.	2,047	46,979
Celadon Group, Inc.	1,612	29,419
Genesee & Wyoming, Inc., Class A*	26,004	2,206,179
Heartland Express, Inc.	3,725	51,666
Knight Transportation, Inc.	4,748	79,861
Marten Transport Ltd.	1,895	29,695
Patriot Transportation Holding, Inc.*	542	16,282
Quality Distribution, Inc.*	1,819	16,080
Roadrunner Transportation Systems, Inc.*	1,421	39,560
Saia, Inc.*	1,984	59,445
Swift Transportation Co.*	6,769	111,959
Universal Truckload Services, Inc.*	407	9,813
Werner Enterprises, Inc.	3,687	89,115
YRC Worldwide, Inc.*	756	21,735

		2,807,788

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,196	30,590
Aircastle Ltd.	5,528	88,393
Applied Industrial Technologies, Inc.	19,109	923,538
Beacon Roofing Supply, Inc.*	3,939	149,209
BlueLinx Holdings, Inc.*	2,650	5,697
CAI International, Inc.*	1,382	32,574
DXP Enterprises, Inc.*	766	51,016
Edgen Group, Inc.*	1,285	8,198
H&E Equipment Services, Inc.	2,369	49,915
Houston Wire & Cable Co.	1,512	20,926
Kaman Corp.	2,185	75,514
Rush Enterprises, Inc., Class A*	2,813	69,622
TAL International Group, Inc.*	2,737	119,251
Textainer Group Holdings Ltd.	1,723	66,232
Titan Machinery, Inc.*	1,350	26,500
Watsco, Inc.	2,081	174,721

		1,891,896

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,325	$61,745

Total Industrials		74,582,402

Information Technology (7.8%)
Communications Equipment (0.6%)
ADTRAN, Inc.	4,758	117,094
Alliance Fiber Optic Products, Inc.	459	9,185
Anaren, Inc.*	940	21,564
ARRIS Group, Inc.*	9,433	135,363
Aruba Networks, Inc.*	9,169	140,836
Aviat Networks, Inc.*	5,269	13,805
Bel Fuse, Inc., Class B	779	10,477
Black Box Corp.	1,319	33,397
CalAmp Corp.*	2,865	41,829
Calix, Inc.*	3,296	33,290
Ciena Corp.*	8,242	160,060
Comtech Telecommunications Corp.	1,356	36,463
Digi International, Inc.*	1,995	18,693
Emulex Corp.*	7,402	48,261
Extreme Networks, Inc.*	7,808	26,938
Finisar Corp.*	7,520	127,464
Globecomm Systems, Inc.*	1,956	24,724
Harmonic, Inc.*	9,212	58,496
Infinera Corp.*	9,402	100,319
InterDigital, Inc.	3,328	148,595
Ixia*	4,558	83,867
KVH Industries, Inc.*	1,295	17,236
NETGEAR, Inc.*	3,118	95,224
Numerex Corp., Class A*	1,112	12,410
Oclaro, Inc.*	5,927	6,994
Oplink Communications, Inc.*	1,516	26,333
Parkervision, Inc.*	7,129	32,437
PC-Tel, Inc.	1,550	13,144
Plantronics, Inc.	3,490	153,281
Procera Networks, Inc.*	1,656	22,737
Ruckus Wireless, Inc.*	3,510	44,963
ShoreTel, Inc.*	4,705	18,961
Sonus Networks, Inc.*	17,367	52,275
Symmetricom, Inc.*	3,452	15,499
Tellabs, Inc.	28,714	56,854
Tessco Technologies, Inc.	452	11,933
Ubiquiti Networks, Inc.	1,028	18,031
ViaSat, Inc.*	3,196	228,386
Westell Technologies, Inc., Class A*	3,588	8,575

		2,225,993

Computers & Peripherals (0.3%)
3D Systems Corp.*	5,086	223,275
Avid Technology, Inc.*	2,529	14,871
Cray, Inc.*	3,233	63,496
Datalink Corp.*	1,305	13,885
Electronics for Imaging, Inc.*	3,756	106,257
Fusion-io, Inc.*	6,144	87,491
Hutchinson Technology, Inc.*	1,878	8,883
Imation Corp.*	2,609	11,036
Immersion Corp.*	2,216	29,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Intermec, Inc.*	4,871	$47,882
QLogic Corp.*	7,166	68,507
Quantum Corp.*	17,190	23,550
Silicon Graphics International Corp.*	2,684	35,912
STEC, Inc.*	2,724	18,305
Super Micro Computer, Inc.*	2,506	26,664
Synaptics, Inc.*	2,630	101,413

		880,789

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	1,688	13,318
Agilysys, Inc.*	1,221	13,785
Anixter International, Inc.*	2,191	166,100
Audience, Inc.*	769	10,158
Badger Meter, Inc.	1,164	51,856
Benchmark Electronics, Inc.*	158,358	3,182,996
Checkpoint Systems, Inc.*	3,273	46,444
Cognex Corp.	3,511	158,767
Coherent, Inc.	1,956	107,717
CTS Corp.	2,661	36,296
Daktronics, Inc.	3,062	31,416
DTS, Inc.*	1,474	30,335
Echelon Corp.*	2,949	6,222
Electro Rent Corp.	1,527	25,638
Electro Scientific Industries, Inc.	1,972	21,219
Fabrinet*	2,281	31,934
FARO Technologies, Inc.*	1,383	46,773
FEI Co.	3,117	227,510
Gerber Scientific, Inc. (Escrow Shares)*†(b)	2,504	—
GSI Group, Inc.*	2,495	20,060
Ingram Micro, Inc., Class A*	65,000	1,234,350
Insight Enterprises, Inc.*	3,466	61,487
InvenSense, Inc.*	4,581	70,456
Itron, Inc.*	3,190	135,352
Kemet Corp.*	3,795	15,597
Littelfuse, Inc.	1,783	133,030
Maxwell Technologies, Inc.*	2,399	17,153
Measurement Specialties, Inc.*	1,236	57,511
Mercury Systems, Inc.*	2,581	23,797
Mesa Laboratories, Inc.	217	11,746
Methode Electronics, Inc.	2,946	50,111
MTS Systems Corp.	1,278	72,335
Multi-Fineline Electronix, Inc.*	34,754	514,707
Navarre Corp.*	3,213	8,868
Neonode, Inc.*	1,910	11,365
Newport Corp.*	3,105	43,253
OSI Systems, Inc.*	1,611	103,781
Park Electrochemical Corp.	1,683	40,409
PC Connection, Inc.	762	11,773
Plexus Corp.*	2,755	82,347
Power-One, Inc.*	5,352	33,825
RadiSys Corp.*	2,029	9,759
RealD, Inc.*	3,256	45,258
Richardson Electronics Ltd.	966	11,341
Rofin-Sinar Technologies, Inc.*	79,297	1,977,667
Rogers Corp.*	1,394	65,964
Sanmina Corp.*	6,692	96,030
ScanSource, Inc.*	2,275	72,800
SYNNEX Corp.*	2,154	91,071

TTM Technologies, Inc.*	4,274	$35,902
Uni-Pixel, Inc.*	814	11,974
Universal Display Corp.*	3,218	90,458
Viasystems Group, Inc.*	342	3,943
Vishay Precision Group, Inc.*	1,036	15,685
Zygo Corp.*	1,410	22,292

		9,511,941

Internet Software & Services (1.0%)
Active Network, Inc.*	4,343	32,876
Angie’s List, Inc.*	3,414	90,642
Bankrate, Inc.*	3,734	53,620
Bazaarvoice, Inc.*	3,869	36,446
Blucora, Inc.*	3,312	61,404
Brightcove, Inc.*	2,259	19,789
Carbonite, Inc.*	984	12,192
ChannelAdvisor Corp.*	480	7,550
comScore, Inc.*	2,876	70,146
Constant Contact, Inc.*	2,483	39,902
Cornerstone OnDemand, Inc.*	3,264	141,299
CoStar Group, Inc.*	2,309	298,023
Dealertrack Technologies, Inc.*	3,505	124,182
Demand Media, Inc.*	2,909	17,454
Demandware, Inc.*	1,300	55,133
Dice Holdings, Inc.*	3,225	29,702
Digital River, Inc.*	2,854	53,570
E2open, Inc.*	1,184	20,720
EarthLink, Inc.	8,341	51,798
eGain Corp.*	1,045	10,053
Envestnet, Inc.*	1,799	44,255
ExactTarget, Inc.*	3,458	116,604
Global Eagle Entertainment, Inc.*	1,725	17,353
Internap Network Services Corp.*	4,291	35,487
IntraLinks Holdings, Inc.*	3,235	23,486
j2 Global, Inc.	3,714	157,882
Keynote Systems, Inc.	1,362	26,913
Limelight Networks, Inc.*	4,134	9,301
Liquidity Services, Inc.*	2,008	69,617
LivePerson, Inc.*	4,357	39,017
LogMeIn, Inc.*	1,962	47,991
Marchex, Inc., Class B	1,789	10,770
Marin Software, Inc.*	736	7,537
Market Leader, Inc.*	1,998	21,379
Marketo, Inc.*	561	13,952
Millennial Media, Inc.*	2,843	24,763
Monster Worldwide, Inc.*	9,425	46,277
Move, Inc.*	3,175	40,703
NIC, Inc.	5,251	86,799
OpenTable, Inc.*	1,843	117,860
Perficient, Inc.*	2,755	36,752
QuinStreet, Inc.*	2,542	21,937
RealNetworks, Inc.*	1,851	13,994
Reis, Inc.*	664	12,277
Responsys, Inc.*	2,932	41,957
SciQuest, Inc.*	1,837	46,017
Shutterstock, Inc.*	596	33,245
Spark Networks, Inc.*	1,410	11,914
SPS Commerce, Inc.*	1,213	66,715
Stamps.com, Inc.*	1,058	41,675
support.com, Inc.*	4,145	18,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

TechTarget, Inc.*	1,324	$5,918
Travelzoo, Inc.*	624	17,010
Trulia, Inc.*	1,937	60,221
United Online, Inc.	7,597	57,585
Unwired Planet, Inc.*	7,241	14,120
ValueClick, Inc.*	6,159	152,004
VistaPrint N.V.*	2,636	130,139
Vocus, Inc.*	1,517	15,959
Web.com Group, Inc.*	3,387	86,707
WebMD Health Corp.*	2,840	83,411
XO Group, Inc.*	2,122	23,766
Xoom Corp.*	602	13,798
Yelp, Inc.*	2,405	83,622
Zillow, Inc., Class A*	1,683	94,753
Zix Corp.*	4,962	20,989

		3,389,875

IT Services (0.6%)
Acxiom Corp.*	5,978	135,581
Blackhawk Network Holdings, Inc.*	929	21,553
CACI International, Inc., Class A*	1,877	119,171
Cardtronics, Inc.*	3,613	99,719
Cass Information Systems, Inc.	828	38,171
CIBER, Inc.*	6,184	20,654
Computer Task Group, Inc.	1,236	28,391
Convergys Corp.	8,499	148,138
CSG Systems International, Inc.*	2,699	58,568
EPAM Systems, Inc.*	1,764	47,945
Euronet Worldwide, Inc.*	4,031	128,428
EVERTEC, Inc.*	2,389	52,486
ExlService Holdings, Inc.*	2,635	77,891
Forrester Research, Inc.	993	36,433
Global Cash Access Holdings, Inc.*	5,346	33,466
Hackett Group, Inc.	2,073	10,759
Heartland Payment Systems, Inc.	2,918	108,695
Higher One Holdings, Inc.*	2,526	29,403
iGATE Corp.*	2,810	46,140
Lionbridge Technologies, Inc.*	4,788	13,885
ManTech International Corp., Class A	1,921	50,176
MAXIMUS, Inc.	2,764	205,863
ModusLink Global Solutions, Inc.*	3,174	10,093
MoneyGram International, Inc.*	1,738	39,366
Planet Payment, Inc.*	3,396	9,373
PRGX Global, Inc.*	2,299	12,621
Sapient Corp.*	8,926	116,574
ServiceSource International, Inc.*	4,924	45,892
Sykes Enterprises, Inc.*	3,193	50,322
Syntel, Inc.	1,250	78,587
TeleTech Holdings, Inc.*	1,616	37,863
Unisys Corp.*	3,555	78,459
Virtusa Corp.*	1,678	37,184
WEX, Inc.*	3,138	240,685

		2,268,535

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	3,169	55,172

Alpha & Omega Semiconductor Ltd.*	1,495	$11,422
Ambarella, Inc.*	1,486	25,009
Amkor Technology, Inc.*	5,160	21,724
ANADIGICS, Inc.*	6,850	15,070
Applied Micro Circuits Corp.*	5,497	48,374
ATMI, Inc.*	2,576	60,922
Axcelis Technologies, Inc.*	8,717	15,865
Brooks Automation, Inc.	5,413	52,668
Cabot Microelectronics Corp.*	1,902	62,785
Cavium, Inc.*	4,132	146,149
CEVA, Inc.*	1,790	34,654
Cirrus Logic, Inc.*	5,119	88,866
Cohu, Inc.	97,280	1,216,000
Cypress Semiconductor Corp.*	11,849	127,140
Diodes, Inc.*	2,901	75,339
DSP Group, Inc.*	1,632	13,562
Entegris, Inc.*	11,250	105,637
Entropic Communications, Inc.*	7,388	31,547
Exar Corp.*	3,069	33,053
First Solar, Inc.*	3,005	134,414
FormFactor, Inc.*	4,415	29,801
GSI Technology, Inc.*	1,767	11,167
GT Advanced Technologies, Inc.*	9,445	39,197
Hittite Microwave Corp.*	2,545	147,610
Inphi Corp.*	2,016	22,176
Integrated Device Technology, Inc.*	10,643	84,505
Integrated Silicon Solution, Inc.*	2,216	24,287
Intermolecular, Inc.*	1,459	10,607
International Rectifier Corp.*	5,606	117,390
Intersil Corp., Class A	10,244	80,108
IXYS Corp.	1,928	21,324
Kopin Corp.*	5,169	19,177
Lattice Semiconductor Corp.*	9,334	47,323
LTX-Credence Corp.*	3,839	22,996
MA-COM Technology Solutions Holdings, Inc.*	840	12,264
MaxLinear, Inc., Class A*	1,922	13,454
Micrel, Inc.	3,755	37,099
Microsemi Corp.*	7,498	170,580
Mindspeed Technologies, Inc.*	3,489	11,304
MKS Instruments, Inc.	4,271	113,352
Monolithic Power Systems, Inc.	2,959	71,341
MoSys, Inc.*	3,739	15,031
Nanometrics, Inc.*	1,867	27,389
NeoPhotonics Corp.*	1,643	14,278
NVE Corp.*	378	17,698
OmniVision Technologies, Inc.*	4,338	80,904
PDF Solutions, Inc.*	1,974	36,381
Peregrine Semiconductor Corp.*	2,112	23,042
Pericom Semiconductor Corp.*	1,741	12,396
Photronics, Inc.*	4,914	39,607
PLX Technology, Inc.*	3,712	17,669
PMC-Sierra, Inc.*	16,439	104,388
Power Integrations, Inc.	2,358	95,640
Rambus, Inc.*	8,909	76,528
RF Micro Devices, Inc.*	22,718	121,541
Rubicon Technology, Inc.*	1,515	12,135
Rudolph Technologies, Inc.*	2,559	28,661
Semtech Corp.*	5,451	190,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sigma Designs, Inc.*	2,356	$11,898
Silicon Image, Inc.*	6,228	36,434
Spansion, Inc., Class A*	3,876	48,528
SunEdison, Inc.*	18,730	153,024
SunPower Corp.*	3,362	69,593
Supertex, Inc.	793	18,961
Tessera Technologies, Inc.	4,309	89,627
TriQuint Semiconductor, Inc.*	13,186	91,379
Ultra Clean Holdings, Inc.*	2,016	12,197
Ultratech, Inc.*	2,260	82,987
Veeco Instruments, Inc.*	3,162	111,998
Volterra Semiconductor Corp.*	2,015	28,452

		5,151,749

Software (1.3%)
Accelrys, Inc.*	4,587	38,531
ACI Worldwide, Inc.*	3,223	149,805
Actuate Corp.*	3,838	25,484
Advent Software, Inc.*	2,638	92,488
American Software, Inc., Class A	1,973	17,145
Aspen Technology, Inc.*	7,575	218,084
AVG Technologies N.V.*	1,933	37,597
Blackbaud, Inc.	3,710	120,835
Bottomline Technologies (de), Inc.*	3,066	77,539
BroadSoft, Inc.*	2,303	63,563
Callidus Software, Inc.*	2,970	19,572
CommVault Systems, Inc.*	3,761	285,422
Comverse, Inc.*	1,793	53,360
Cyan, Inc.*	629	6,573
Digimarc Corp.	510	10,593
Ebix, Inc.	2,415	22,363
Ellie Mae, Inc.*	2,116	48,837
Envivio, Inc.*	403	814
EPIQ Systems, Inc.	2,548	34,322
ePlus, Inc.	305	18,266
Exa Corp.*	349	3,595
Fair Isaac Corp.	2,900	132,907
FleetMatics Group plc*	1,320	43,864
Glu Mobile, Inc.*	4,620	10,164
Guidance Software, Inc.*	1,342	11,729
Guidewire Software, Inc.*	3,388	142,465
Imperva, Inc.*	1,630	73,415
Infoblox, Inc.*	4,045	118,357
Interactive Intelligence Group, Inc.*	1,266	65,326
Jive Software, Inc.*	3,195	58,053
Manhattan Associates, Inc.*	1,575	121,527
Mentor Graphics Corp.	7,711	150,750
MicroStrategy, Inc., Class A*	732	63,655
Mitek Systems, Inc.*	1,794	10,369
Model N, Inc.*	650	15,184
Monotype Imaging Holdings, Inc.	3,069	77,983
NetScout Systems, Inc.*	2,930	68,386
Pegasystems, Inc.	1,374	45,507
Progress Software Corp.*	4,461	102,648
Proofpoint, Inc.*	1,759	42,621
PROS Holdings, Inc.*	1,846	55,288
PTC, Inc.*	9,670	237,205
QAD, Inc., Class A	181	2,078
QAD, Inc., Class B	219	2,282

QLIK Technologies, Inc.*	7,011	$198,201
Qualys, Inc.*	1,200	19,344
Rally Software Development Corp.*	555	13,775
RealPage, Inc.*	3,757	68,903
Rosetta Stone, Inc.*	890	13,119
Sapiens International Corp. N.V.	1,471	8,443
SeaChange International, Inc.*	2,635	30,856
Silver Spring Networks, Inc.*	473	11,797
Sourcefire, Inc.*	2,518	139,875
SS&C Technologies Holdings, Inc.*	4,705	154,794
Synchronoss Technologies, Inc.*	2,354	72,668
Take-Two Interactive Software, Inc.*	6,556	98,143
Tangoe, Inc.*	2,563	39,547
TeleCommunication Systems, Inc., Class A*	3,798	8,849
Telenav, Inc.*	1,402	7,332
TiVo, Inc.*	10,238	113,130
Tyler Technologies, Inc.*	2,547	174,597
Ultimate Software Group, Inc.*	2,361	276,922
VASCO Data Security International, Inc.*	2,355	19,570
Verint Systems, Inc.*	4,255	150,925
VirnetX Holding Corp.*	3,412	68,206
Vringo, Inc.*	5,392	17,093

		4,702,640

Total Information Technology		28,131,522

Materials (5.9%)
Chemicals (3.3%)
A. Schulman, Inc.	67,104	1,799,729
ADA-ES, Inc.*	817	34,412
American Pacific Corp.*	473	13,410
American Vanguard Corp.	2,321	54,381
Arabian American Development Co.*	1,701	14,799
Axiall Corp.	5,640	240,151
Balchem Corp.	2,380	106,505
Cabot Corp.	58,201	2,177,881
Calgon Carbon Corp.*	4,360	72,725
Chase Corp.	545	12,186
Chemtura Corp.*	7,944	161,263
Ferro Corp.*	5,854	40,685
Flotek Industries, Inc.*	3,857	69,195
FutureFuel Corp.	1,759	24,925
GSE Holding, Inc.*	682	3,949
H.B. Fuller Co.	42,366	1,601,858
Hawkins, Inc.	764	30,094
Innophos Holdings, Inc.	1,758	82,925
Innospec, Inc.	1,915	76,945
Intrepid Potash, Inc.	4,412	84,049
KMG Chemicals, Inc.	654	13,799
Koppers Holdings, Inc.	1,664	63,532
Kraton Performance Polymers, Inc.*	2,580	54,696
Landec Corp.*	2,121	28,018
LSB Industries, Inc.*	1,549	47,105
Minerals Technologies, Inc.	2,819	116,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Olin Corp.	6,493	$155,313
OM Group, Inc.*	2,584	79,897
OMNOVA Solutions, Inc.*	3,690	29,557
Penford Corp.*	751	10,056
PolyOne Corp.	8,031	199,008
Quaker Chemical Corp.	1,062	65,855
RPM International, Inc.	87,550	2,796,347
Sensient Technologies Corp.	31,749	1,284,882
Stepan Co.	2,221	123,510
Taminco Corp.*	1,271	25,916
Tredegar Corp.	1,984	50,989
Zep, Inc.	1,858	29,412
Zoltek Cos., Inc.*	2,217	28,621

		11,905,117

Construction Materials (0.1%)
Eagle Materials, Inc.	2,397	158,849
Headwaters, Inc.*	5,808	51,343
Texas Industries, Inc.*	1,761	114,711
United States Lime & Minerals, Inc.*	152	7,942
US Concrete, Inc.*	1,080	17,734

		350,579

Containers & Packaging (0.1%)
AEP Industries, Inc.*	362	26,929
AptarGroup, Inc.	1,600	88,336
Berry Plastics Group, Inc.*	4,465	98,543
Boise, Inc.	8,102	69,191
Graphic Packaging Holding Co.*	16,954	131,224
Myers Industries, Inc.	2,279	34,208
UFP Technologies, Inc.*	456	8,928

		457,359

Metals & Mining (2.1%)
A.M. Castle & Co.*	1,421	22,395
AK Steel Holding Corp.*	11,177	33,978
Allied Nevada Gold Corp.*	8,363	54,192
AMCOL International Corp.	2,237	70,891
Carpenter Technology Corp.	20,000	901,400
Century Aluminum Co.*	4,101	38,057
Coeur Mining, Inc.*	8,187	108,887
Commercial Metals Co.	9,416	139,074
General Moly, Inc.*	4,625	8,649
Globe Specialty Metals, Inc.	5,227	56,817
Gold Resource Corp.	2,776	24,179
Handy & Harman Ltd.*	450	8,046
Haynes International, Inc.	994	47,583
Hecla Mining Co.	26,817	79,915
Horsehead Holding Corp.*	3,640	46,628
Kaiser Aluminum Corp.	1,525	94,458
Materion Corp.	1,662	45,024
Midway Gold Corp.*	10,535	9,935
Molycorp, Inc.*	9,995	61,969
Noranda Aluminum Holding Corp.	2,884	9,315
Olympic Steel, Inc.	774	18,963
Paramount Gold and Silver Corp.*	11,214	13,345
Reliance Steel & Aluminum Co.	52,000	3,409,120
RTI International Metals, Inc.*	2,532	70,162

Schnitzer Steel Industries, Inc., Class A	2,087	$48,794
Steel Dynamics, Inc.	128,200	1,911,462
Stillwater Mining Co.*	9,543	102,492
SunCoke Energy, Inc.*	5,651	79,227
U.S. Silica Holdings, Inc.	1,729	35,929
Universal Stainless & Alloy Products, Inc.*	573	16,892
Walter Energy, Inc.	5,041	52,426
Worthington Industries, Inc.	4,255	134,926

		7,755,130

Paper & Forest Products (0.3%)
Boise Cascade Co.*	1,075	27,316
Buckeye Technologies, Inc.	3,261	120,787
Clearwater Paper Corp.*	1,789	84,190
Deltic Timber Corp.	890	51,460
KapStone Paper and Packaging Corp.	3,297	132,474
Louisiana-Pacific Corp.*	11,265	166,609
Neenah Paper, Inc.	1,250	39,713
P.H. Glatfelter Co.	3,472	87,147
Resolute Forest Products, Inc.*	5,642	74,305
Schweitzer-Mauduit International, Inc.	2,538	126,595
Wausau Paper Corp.	3,982	45,395

		955,991

Total Materials		21,424,176

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	5,808	47,858
Atlantic Tele-Network, Inc.	758	37,642
Cbeyond, Inc.*	2,176	17,060
Cincinnati Bell, Inc.*	16,789	51,374
Cogent Communications Group, Inc.	3,787	106,604
Consolidated Communications Holdings, Inc.	3,263	56,809
Fairpoint Communications, Inc.*	1,574	13,143
General Communication, Inc., Class A*	2,548	19,951
Hawaiian Telcom Holdco, Inc.*	825	20,757
HickoryTech Corp.	1,206	12,820
IDT Corp., Class B	1,241	23,194
inContact, Inc.*	4,295	35,305
Iridium Communications, Inc.*	5,123	39,754
Lumos Networks Corp.	1,308	22,367
magicJack VocalTec Ltd.*	1,496	21,228
Neutral Tandem, Inc.	2,782	15,996
ORBCOMM, Inc.*	2,820	12,662
Premiere Global Services, Inc.*	3,890	46,952
Primus Telecommunications Group, Inc.	1,041	12,430
Towerstream Corp.*	5,316	13,556
Vonage Holdings Corp.*	11,959	33,844

		661,306

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	8,520
Leap Wireless International, Inc.*	4,316	29,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NII Holdings, Inc.*	13,866	$92,486
NTELOS Holdings Corp.	1,308	21,530
Shenandoah Telecommunications Co.	1,924	32,092
USA Mobility, Inc.	1,735	23,544

		207,219

Total Telecommunication Services		868,525

Utilities (1.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	3,215	160,268
Cleco Corp.	4,887	226,903
El Paso Electric Co.	3,250	114,758
Empire District Electric Co.	3,452	77,014
IDACORP, Inc.	4,061	193,953
MGE Energy, Inc.	1,861	101,908
NV Energy, Inc.	500	11,730
Otter Tail Corp.	2,934	83,326
PNM Resources, Inc.	6,395	141,905
Portland General Electric Co.	6,117	187,119
UIL Holdings Corp.	4,099	156,787
Unitil Corp.	1,117	32,259
UNS Energy Corp.	3,349	149,801

		1,637,731

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	768	39,544
Delta Natural Gas Co., Inc.	557	11,836
Laclede Group, Inc.	2,634	120,269
New Jersey Resources Corp.	3,376	140,205
Northwest Natural Gas Co.	2,177	92,479
Piedmont Natural Gas Co., Inc.	6,106	206,016
South Jersey Industries, Inc.	2,584	148,347
Southwest Gas Corp.	3,745	175,229
WGL Holdings, Inc.	4,180	180,660

		1,114,585

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	9,790	38,573
Dynegy, Inc.*	8,062	181,798
Genie Energy Ltd., Class B*	1,047	9,580
Ormat Technologies, Inc.	1,421	33,422

		263,373

Multi-Utilities (0.1%)
Avista Corp.	4,841	130,804
Black Hills Corp.	3,589	174,963
NorthWestern Corp.	3,072	122,573

		428,340

Water Utilities (0.1%)
American States Water Co.	1,559	$83,671
Artesian Resources Corp., Class A	572	12,744
California Water Service Group	3,835	74,821
Connecticut Water Service, Inc.	898	25,773
Consolidated Water Co., Ltd.	1,207	13,796
Middlesex Water Co.	1,306	26,015
Pure Cycle Corp.*	1,366	7,636
SJW Corp.	1,260	33,012
York Water Co.	1,024	19,487

		296,955

Total Utilities		3,740,984

Total Common Stocks (80.5%) (Cost $200,391,240)		291,611,916

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $13,950)	734	14,577

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	1,562	266

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	1,119	157

Total Investments (80.5%) (Cost $200,405,190)		291,626,916
Other Assets Less Liabilities (19.5%)		70,464,651

Net Assets (100%)		$362,091,567

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	673	September-13	$65,392,940	$65,597,310	$204,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$60,038,141	$133,122	$—	$60,171,263
Consumer Staples	4,412,635	—	—	4,412,635
Energy	27,370,018	—	—	27,370,018
Financials	51,767,804	—	—	51,767,804
Health Care	19,142,587	—	—	19,142,587
Industrials	74,582,402	—	—	74,582,402
Information Technology	28,131,522	—	—	28,131,522
Materials	21,424,176	—	—	21,424,176
Telecommunication Services	868,525	—	—	868,525
Utilities	3,740,984	—	—	3,740,984
Futures	204,370	—	—	204,370
Investment Companies
Investment Companies	14,577	—	—	14,577
Rights
Consumer Discretionary	266	—	—	266
Warrants
Energy	—	157	—	157

Total Assets	$291,698,007	$133,279	$—	$291,831,286

Total Liabilities	$—	$—	$—	$—

Total	$291,698,007	$133,279	$—	$291,831,286

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	204,370	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$204,370

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,162,597	—	—	11,162,597
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,162,597	$—	$—	$11,162,597

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,246,649)	—	—	(1,246,649)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,246,649)	$—	$—	$(1,246,649)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $67,114,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(121,277)	$121,277	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,640,912
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$30,109,978

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,275,579
Aggregate gross unrealized depreciation	(9,620,426)

Net unrealized appreciation	$90,655,153

Federal income tax cost of investments	$200,971,763

The Portfolio has a net capital loss carryforward of $144,116,441, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $200,405,190)	$291,626,916
Cash	68,392,257
Cash held as collateral at broker	3,523,000
Receivable for securities sold	9,012,148
Receivable from Separate Accounts for Trust shares sold	375,854
Dividends, interest and other receivables	241,081
Other assets	4,963

Total assets	373,176,219

LIABILITIES
Payable for securities purchased	10,471,714
Investment management fees payable	207,982
Payable to Separate Accounts for Trust shares redeemed	125,530
Due to broker for futures variation margin	121,277
Administrative fees payable	52,447
Distribution fees payable - Class IB	32,580
Distribution fees payable - Class IA	943
Trustees’ fees payable	144
Accrued expenses	72,035

Total liabilities	11,084,652

NET ASSETS	$362,091,567

Net assets were comprised of:
Paid in capital	$402,346,173
Accumulated undistributed net investment income (loss)	582,699
Accumulated undistributed net realized gain (loss) on investments and futures	(132,263,401)
Net unrealized appreciation (depreciation) on investments and futures	91,426,096

Net assets	$362,091,567

Class IA
Net asset value, offering and redemption price per share, $4,531,505 / 372,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.16

Class IB
Net asset value, offering and redemption price per share, $159,915,775 / 13,136,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

Class K
Net asset value, offering and redemption price per share, $197,644,287 / 16,235,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,666 foreign withholding tax)	$2,165,346
Interest	34,961

Total income	2,200,307

EXPENSES
Investment management fees	1,249,915
Administrative fees	315,684
Distribution fees - Class IB	198,553
Professional fees	27,478
Custodian fees	23,301
Printing and mailing expenses	19,386
Distribution fees - Class IA	5,474
Trustees’ fees	4,871
Miscellaneous	4,108

Total expenses	1,848,770

NET INVESTMENT INCOME (LOSS)	351,537

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,029,538
Futures	11,162,597

Net realized gain (loss)	22,192,135

Change in unrealized appreciation (depreciation) on:
Securities	24,201,773
Futures	(1,246,649)

Net change in unrealized appreciation (depreciation)	22,955,124

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,147,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,498,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$351,537	$2,727,824
Net realized gain (loss) on investments and futures	22,192,135	22,519,948
Net change in unrealized appreciation (depreciation) on investments and futures	22,955,124	27,367,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,498,796	52,615,137

DIVIDENDS:
Dividends from net investment income
Class IA	—	(25,822)
Class IB	—	(1,004,948)
Class K	—	(1,713,809)

TOTAL DIVIDENDS	—	(2,744,579)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 84,990 and 143,753 shares, respectively ]	990,130	1,441,509
Capital shares issued in reinvestment of dividends [ 0 and 2,418 shares, respectively ]	—	25,822
Capital shares repurchased [ (70,797) and (143,979) shares, respectively ]	(834,186)	(1,434,641)

Total Class IA transactions	155,944	32,690

Class IB
Capital shares sold [ 1,801,771 and 3,031,177 shares, respectively ]	21,085,901	30,426,502
Capital shares issued in reinvestment of dividends [ 0 and 94,004 shares, respectively ]	—	1,004,948
Capital shares repurchased [ (2,691,461) and (4,117,212) shares, respectively ]	(31,571,311)	(41,036,073)

Total Class IB transactions	(10,485,410)	(9,604,623)

Class K
Capital shares sold [ 37,055 and 120,625 shares, respectively ]	436,540	1,217,409
Capital shares issued in reinvestment of dividends [ 0 and 160,512 shares, respectively ]	—	1,713,809
Capital shares repurchased [ (996,988) and (4,558,095) shares, respectively ]	(11,644,671)	(45,114,353)

Total Class K transactions	(11,208,131)	(42,183,135)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,537,597)	(51,755,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,961,199	(1,884,510)
NET ASSETS:
Beginning of period	338,130,368	340,014,878

End of period (a)	$362,091,567	$338,130,368

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$582,699	$231,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.70		$9.22	$10.21	$8.23	$6.48	$9.84

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.07 (e)	0.02 (e)	0.04 (e)	0.08 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.46		1.48	(0.97)	1.98	1.76	(3.39)

Total from investment operations	1.46		1.55	(0.95)	2.02	1.84	(3.28)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.04)	(0.04)	(0.09)	(0.08)

Net asset value, end of period	$12.16		$10.70	$9.22	$10.21	$8.23	$6.48

Total return (b)	13.64%		16.85%	(9.33)%	24.57%	28.44%	(33.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,532		$3,836	$3,286	$275,810	$234,697	$286,642
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.17%		1.19%	0.90%	0.91%	0.96%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.17%		1.19%	0.90%	0.91%	0.75%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.17%		1.19%	0.92%	0.92%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.07%		0.70%	0.18%	0.47%	1.00%	1.26%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.07%		0.70%	0.18%	0.47%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.07%		0.70%	0.17%	0.46%	0.98%	1.23%
Portfolio turnover rate	7%		9%	16%	16%	57%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012	2011		2010	2009		2008
Net asset value, beginning of period	$10.71		$9.23	$10.23		$8.24	$6.49		$9.84

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.07 (e)	0.01	(e)	0.02 (e)	0.07	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.46		1.48	(1.00)		1.99	1.75		(3.37)

Total from investment operations	1.46		1.55	(0.99)		2.01	1.82		(3.28)

Less distributions:
Dividends from net investment income	—		(0.07)	(0.01)		(0.02)	(0.07)		(0.07)

Net asset value, end of period	$12.17		$10.71	$9.23		$10.23	$8.24		$6.49

Total return (b)	13.63%		16.83%	(9.64)%		24.35%	28.07%		(33.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,916		$150,281	$138,682		$150,374	$114,966		$84,282
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.17%		1.19%	1.15%		1.16%	1.21	% (c)	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.17%		1.19%	1.15%		1.16%	0.97%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.17%		1.19%	1.17	%(c)	1.17%	1.22	%(c)	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.06%		0.68%	0.11%		0.22%	0.73%		1.02%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.06%		0.68%	0.11%		0.22%	0.96%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.06%		0.68%	0.10%		0.21%	0.72%		0.99%
Portfolio turnover rate	7%		9%	16%		16%	57%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.70	$9.22	$8.63

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	1.45	1.49	0.61

Total from investment operations	1.47	1.58	0.63

Less distributions:
Dividends from net investment income	—	(0.10)	(0.04)

Net asset value, end of period	$12.17	$10.70	$9.22

Total return (b)	13.74%	17.14%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,644	$184,013	$198,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92%	0.94%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.94%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.31%	0.93%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.31%	0.93%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.31%	0.93%	0.76%
Portfolio turnover rate	7%	9%	16%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	32.8%
Health Care	15.5
Consumer Discretionary	13.8
Energy	13.1
Information Technology	8.2
Industrials	7.1
Consumer Staples	5.6
Utilities	2.6
Materials	0.7
Telecommunication Services	0.0 #
Cash and Other	0.6

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,186.30	$5.10
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71
Class IB
Actual	1,000.00	1,185.80	5.10
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71
Class K
Actual	1,000.00	1,187.70	3.75
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (1.6%)
Lear Corp.	489,600	$29,601,216
TRW Automotive Holdings Corp.*	168,500	11,195,140

		40,796,356

Automobiles (1.8%)
Ford Motor Co.	2,176,700	33,673,549
General Motors Co.*	363,700	12,114,847

		45,788,396

Household Durables (1.2%)
Garmin Ltd.	260,800	9,430,528
Newell Rubbermaid, Inc.	789,800	20,732,250

		30,162,778

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	11,300	506,579

Media (8.1%)
Comcast Corp., Class A	1,032,100	40,943,407
DIRECTV*	195,200	12,028,224
Interpublic Group of Cos., Inc.	1,125,000	16,368,750
Omnicom Group, Inc.	27,700	1,741,499
Time Warner Cable, Inc.	298,400	33,564,032
Time Warner, Inc.	534,770	30,920,401
Viacom, Inc., Class B	951,800	64,769,990

		200,336,303

Multiline Retail (1.1%)
Kohl’s Corp.	307,300	15,521,723
Target Corp.	154,400	10,631,984

		26,153,707

Specialty Retail (0.0%)
CST Brands, Inc.*	1	31

Total Consumer Discretionary		343,744,150

Consumer Staples (5.6%)
Food & Staples Retailing (2.3%)
CVS Caremark Corp.	111,100	6,352,698
Kroger Co.	1,280,100	44,214,654
Walgreen Co.	156,700	6,926,140

		57,493,492

Food Products (0.8%)
Unilever N.V. (N.Y. Shares)	521,300	20,492,303

Household Products (2.5%)
Energizer Holdings, Inc.	337,470	33,919,110
Kimberly-Clark Corp.	277,420	26,948,579

		60,867,689

Total Consumer Staples		138,853,484

Energy (13.1%)
Energy Equipment & Services (0.7%)
Halliburton Co.	436,800	18,223,296

Oil, Gas & Consumable Fuels (12.4%)
Apache Corp.	110,900	$9,296,747
Exxon Mobil Corp.	813,090	73,462,681
Gulfport Energy Corp.*	276,200	13,000,734
Marathon Oil Corp.	2,196,460	75,953,587
Marathon Petroleum Corp.	234,200	16,642,252
Occidental Petroleum Corp.	159,800	14,258,954
Phillips 66	85,800	5,054,478
Royal Dutch Shell plc (ADR), Class A	328,400	20,951,920
Suncor Energy, Inc.	668,100	19,702,269
Total S.A. (ADR)	575,500	28,026,850
Valero Energy Corp.	892,000	31,014,840

		307,365,312

Total Energy		325,588,608

Financials (32.8%)
Capital Markets (0.9%)
Morgan Stanley	456,700	11,157,181
State Street Corp.	190,700	12,435,547

		23,592,728

Commercial Banks (5.3%)
KeyCorp	277,300	3,061,392
Regions Financial Corp.	2,457,600	23,420,928
U.S. Bancorp/Minnesota	753,818	27,250,521
Wells Fargo & Co.	1,872,300	77,269,821

		131,002,662

Consumer Finance (3.6%)
Capital One Financial Corp.	725,500	45,568,655
Discover Financial Services	909,700	43,338,108

		88,906,763

Diversified Financial Services (9.5%)
Citigroup, Inc.	2,170,940	104,139,992
JPMorgan Chase & Co.	2,023,690	106,830,595
NASDAQ OMX Group, Inc.	763,200	25,025,328

		235,995,915

Insurance (13.1%)
ACE Ltd.	451,100	40,364,428
Aflac, Inc.	532,300	30,937,276
Genworth Financial, Inc., Class A*	702,400	8,014,384
Hartford Financial Services Group, Inc.	1,935,396	59,842,444
Lincoln National Corp.	985,048	35,924,700
MetLife, Inc.	717,064	32,812,849
PartnerReinsurance Ltd.	136,100	12,325,216
Prudential Financial, Inc.	598,465	43,705,899
Travelers Cos., Inc.	438,638	35,055,949
Willis Group Holdings plc	70,700	2,883,146
XL Group plc	815,300	24,719,896

		326,586,187

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	114,400	10,426,416

Total Financials		816,510,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (15.5%)
Health Care Equipment & Supplies (6.5%)
Medtronic, Inc.	1,379,303	$70,992,725
St. Jude Medical, Inc.	997,700	45,525,051
Zimmer Holdings, Inc.	605,400	45,368,676

		161,886,452

Health Care Providers & Services (0.0%)
Quest Diagnostics, Inc.	24,300	1,473,309

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	469,200	20,062,992

Pharmaceuticals (8.2%)
AstraZeneca plc (ADR)	513,700	24,298,010
Eli Lilly and Co.	486,000	23,872,320
Hospira, Inc.*	198,200	7,593,042
Johnson & Johnson	464,100	39,847,626
Pfizer, Inc.	3,582,241	100,338,571
Teva Pharmaceutical Industries Ltd. (ADR)	197,800	7,753,760

		203,703,329

Total Health Care		387,126,082

Industrials (7.1%)
Aerospace & Defense (3.3%)
Honeywell International, Inc.	352,700	27,983,218
Northrop Grumman Corp.	404,700	33,509,160
Raytheon Co.	330,300	21,839,436

		83,331,814

Airlines (0.2%)
Delta Air Lines, Inc.*	326,300	6,105,073

Commercial Services & Supplies (0.1%)
ADT Corp.*	67,625	2,694,856

Industrial Conglomerates (3.0%)
General Electric Co.	3,179,700	73,737,243

Machinery (0.3%)
Stanley Black & Decker, Inc.	88,900	6,871,970

Professional Services (0.2%)
Towers Watson & Co., Class A	62,800	5,145,832

Trading Companies & Distributors (0.0%)
WESCO International, Inc.*	7,300	496,108

Total Industrials		178,382,896

Information Technology (8.2%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	2,667,300	64,842,063

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	1,183,400	16,839,782

IT Services (1.1%)
Western Union Co.	1,608,300	27,518,013

Office Electronics (0.0%)
Xerox Corp.	27,900	253,053

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom Corp., Class A	295,900	$9,989,584
Teradyne, Inc.*	117,300	2,060,961

		12,050,545

Software (3.3%)
Microsoft Corp.	1,443,940	49,859,248
Oracle Corp.	530,200	16,287,744
Symantec Corp.	738,000	16,582,860

		82,729,852

Total Information Technology		204,233,308

Materials (0.7%)
Chemicals (0.7%)
LyondellBasell Industries N.V., Class A	256,300	16,982,438

Total Materials		16,982,438

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Verizon Communications, Inc.	20,600	1,037,004

Total Telecommunication Services		1,037,004

Utilities (2.6%)
Electric Utilities (0.6%)
Edison International	70,600	3,400,096
Great Plains Energy, Inc.	196,600	4,431,364
NV Energy, Inc.	266,500	6,252,090
PPL Corp.	60,700	1,836,782

		15,920,332

Gas Utilities (0.6%)
UGI Corp.	390,400	15,268,544

Independent Power Producers & Energy Traders (1.0%)
AES Corp.	2,005,000	24,039,950

Multi-Utilities (0.4%)
Public Service Enterprise Group, Inc.	267,900	8,749,614

Total Utilities		63,978,440

Total Investments (99.4%) (Cost $1,905,000,904)		2,476,437,081
Other Assets Less Liabilities (0.6%)		13,700,769

Net Assets (100%)		$2,490,137,850

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$343,744,150	$—	$—	$343,744,150
Consumer Staples	138,853,484	—	—	138,853,484
Energy	325,588,608	—	—	325,588,608
Financials	816,510,671	—	—	816,510,671
Health Care	387,126,082	—	—	387,126,082
Industrials	178,382,896	—	—	178,382,896
Information Technology	204,233,308	—	—	204,233,308
Materials	16,982,438	—	—	16,982,438
Telecommunication Services	1,037,004	—	—	1,037,004
Utilities	63,978,440	—	—	63,978,440

Total Assets	$2,476,437,081	$—	$—	$2,476,437,081

Total Liabilities	$—	$—	$—	$—

Total	$2,476,437,081	$—	$—	$2,476,437,081

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$657,021,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$696,344,895

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$516,584,528
Aggregate gross unrealized depreciation	(26,239,167)

Net unrealized appreciation	$490,345,361

Federal income tax cost of investments	$1,986,091,720

For the six months ended June 30, 2013, the Portfolio incurred approximately $6,898 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,088,415,744 of which $71,653,249 expires in the year 2016 and $1,016,762,495 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,905,000,904)	$2,476,437,081
Cash	5,370,363
Receivable for securities sold	30,542,169
Dividends, interest and other receivables	3,054,426
Receivable from Separate Accounts for Trust shares sold	580,017
Other assets	32,871

Total assets	2,516,016,927

LIABILITIES
Payable for securities purchased	19,369,973
Payable to Separate Accounts for Trust shares redeemed	4,636,667
Investment management fees payable	1,163,275
Distribution fees payable - Class IB	358,305
Administrative fees payable	211,135
Distribution fees payable - Class IA	18,176
Trustees’ fees payable	2,239
Accrued expenses	119,307

Total liabilities	25,879,077

NET ASSETS	$2,490,137,850

Net assets were comprised of:
Paid in capital	$2,934,416,188
Accumulated undistributed net investment income (loss)	16,421,635
Accumulated undistributed net realized gain (loss) on investments	(1,032,136,150)
Net unrealized appreciation (depreciation) on investments	571,436,177

Net assets	$2,490,137,850

Class IA
Net asset value, offering and redemption price per share, $88,850,878 / 5,130,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.32

Class IB
Net asset value, offering and redemption price per share, $1,729,672,485 / 99,631,428 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.36

Class K
Net asset value, offering and redemption price per share, $671,614,487 / 38,739,923 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,980 foreign withholding tax)	$26,768,168
Interest	9,487

Total income	26,777,655

EXPENSES
Investment management fees	6,814,576
Distribution fees - Class IB	2,110,043
Administrative fees	1,235,903
Printing and mailing expenses	131,020
Distribution fees - Class IA	100,316
Professional fees	47,076
Trustees’ fees	32,752
Custodian fees	31,263
Miscellaneous	33,425

Gross expenses	10,536,374
Less: Feespaid indirectly	(180,354)

Net expenses	10,356,020

NET INVESTMENT INCOME (LOSS)	16,421,635

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	151,638,724
Net change in unrealized appreciation (depreciation) on securities	239,720,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	391,358,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$407,780,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,421,635	$35,833,154
Net realized gain (loss) on investments	151,638,724	74,254,701
Net change in unrealized appreciation (depreciation) on investments	239,720,211	171,567,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	407,780,570	281,655,010

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,070,165)
Class IB	—	(24,229,656)
Class K	—	(10,552,112)

TOTAL DIVIDENDS	—	(35,851,933)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 776,824 and 1,209,050 shares, respectively ]	12,910,098	17,085,606
Capital shares issued in reinvestment of dividends [ 0 and 72,965 shares, respectively ]	—	1,070,165
Capital shares repurchased [ (436,397) and (576,458) shares, respectively ]	(7,333,246)	(8,231,373)

Total Class IA transactions	5,576,852	9,924,398

Class IB
Capital shares sold [ 2,446,742 and 6,374,245 shares, respectively ]	40,041,854	90,410,908
Capital shares issued in reinvestment of dividends [ 0 and 1,647,725 shares, respectively ]	—	24,229,656
Capital shares repurchased [ (10,005,787) and (14,105,780) shares, respectively ]	(165,654,924)	(201,413,345)

Total Class IB transactions	(125,613,070)	(86,772,781)

Class K
Capital shares sold [ 89,399 and 1,364,492 shares, respectively ]	1,473,078	18,609,878
Capital shares issued in reinvestment of dividends [ 0 and 719,540 shares, respectively ]	—	10,552,112
Capital shares repurchased [ (1,583,035) and (3,945,438) shares, respectively ]	(25,753,425)	(56,108,046)

Total Class K transactions	(24,280,347)	(26,946,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(144,316,565)	(103,794,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	263,464,005	142,008,638
NET ASSETS:
Beginning of period	2,226,673,845	2,084,665,207

End of period (a)	$2,490,137,850	$2,226,673,845

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,421,635	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011		2010	2009	2008
Net asset value, beginning of period	$14.60	$13.05	$13.65		$12.30	$9.67	$15.66

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.22 (e)	0.20	(e)	0.19 (e)	0.22 (e)	0.27 (e)
Net realized and unrealized gain (loss) on investments	2.61	1.56	(0.60)		1.36	2.72	(5.95)

Total from investment operations	2.72	1.78	(0.40)		1.55	2.94	(5.68)

Less distributions:
Dividends from net investment income	—	(0.23)	(0.20)		(0.20)	(0.31)	(0.25)
Distributions from net realized gains	—	—	—		—	—	(0.06)

Total dividends and distributions	—	(0.23)	(0.20)		(0.20)	(0.31)	(0.31)

Net asset value, end of period	$17.32	$14.60	$13.05		$13.65	$12.30	$9.67

Total return (b)	18.63%	13.62%	(2.86)%		12.60%	30.51%	(36.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,851	$69,955	$53,307		$503,310	$455,102	$1,948,563
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.93%	0.94%	0.67%		0.70%	0.71%	0.68%
Before fees paid indirectly (a)	0.94%	0.95%	0.69%		0.70%	0.72%	0.68%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.30%	1.56%	1.43%		1.56%	2.26%	2.08%
Before fees paid indirectly (a)	1.28%	1.56%	1.41%		1.55%	2.25%	2.07%
Portfolio turnover rate	28%	46%	64%		56%	44%	48%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009	2008
Net asset value, beginning of period	$14.64	$13.08	$13.69		$12.34	$9.69	$15.70

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.22 (e)	0.18	(e)	0.16 (e)	0.19 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments	2.61	1.57	(0.62)		1.35	2.74	(5.97)

Total from investment operations	2.72	1.79	(0.44)		1.51	2.93	(5.73)

Less distributions:
Dividends from net investment income	—	(0.23)	(0.17)		(0.16)	(0.28)	(0.22)
Distributions from net realized gains	—	—	—		—	—	(0.06)

Total dividends and distributions	—	(0.23)	(0.17)		(0.16)	(0.28)	(0.28)

Net asset value, end of period	$17.36	$14.64	$13.08		$13.69	$12.34	$9.69

Total return (b)	18.58%	13.67%	(3.17)%		12.28%	30.33%	(36.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,729,672	$1,569,255	$1,482,030		$1,533,557	$1,339,930	$969,097
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.93%	0.94%	0.92	%(c)	0.94%	0.96%	0.93%
Before fees paid indirectly (a)	0.94%	0.95%	0.94%		0.95%	0.97%	0.93%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.30%	1.55%	1.30%		1.31%	1.85%	1.81%
Before fees paid indirectly (a)	1.28%	1.54%	1.28%		1.30%	1.84%	1.81%
Portfolio turnover rate	28%	46%	64%		56%	44%	48%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$14.60	$13.05	$12.24

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.26 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	2.61	1.56	0.93

Total from investment operations	2.74	1.82	1.01

Less distributions:
Dividends from net investment income	—	(0.27)	(0.20)

Net asset value, end of period	$17.34	$14.60	$13.05

Total return (b)	18.77%	13.91%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$671,614	$587,464	$549,328
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.68%	0.69%	0.69%
Before fees paid indirectly (a)	0.69%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.55%	1.80%	1.87%
Before fees paid indirectly(a)	1.53%	1.79%	1.87%
Portfolio turnover rate	28%	46%	64%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	24.8%
Energy	13.6
Consumer Discretionary	12.6
Health Care	11.4
Information Technology	8.6
Industrials	7.4
Consumer Staples	7.0
Utilities	5.2
Telecommunication Services	3.9
Materials	3.1
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,139.90	$5.57
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,141.20	5.57
Hypothetical (5% average return before expenses)	1,000.00	1.019.59	5.26
Class K
Actual	1,000.00	1,141.60	4.25
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.6%)
Automobiles (1.8%)
Ford Motor Co.	1,257,700	$19,456,619

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	313,100	12,345,533
Cedar Fair LP	145,500	6,023,700
Dunkin’ Brands Group, Inc.	69,500	2,975,990
Wendy’s Co.	941,400	5,488,362

		26,833,585

Household Durables (0.8%)
M.D.C. Holdings, Inc.	274,300	8,917,493

Leisure Equipment & Products (2.7%)
Mattel, Inc.	361,600	16,384,096
Polaris Industries, Inc.	131,100	12,454,500

		28,838,596

Media (2.8%)
Gannett Co., Inc.	716,700	17,530,482
Time Warner Cable, Inc.	111,600	12,552,768

		30,083,250

Specialty Retail (2.0%)
Chico’s FAS, Inc.	294,300	5,020,758
Foot Locker, Inc.	168,300	5,912,379
Williams-Sonoma, Inc.	185,100	10,345,239

		21,278,376

Total Consumer Discretionary		135,407,919

Consumer Staples (7.0%)
Food & Staples Retailing (4.4%)
Sysco Corp.	334,200	11,416,272
Walgreen Co.	394,800	17,450,160
Wal-Mart Stores, Inc.	250,800	18,682,092

		47,548,524

Food Products (0.6%)
Bunge Ltd.	96,500	6,829,305

Household Products (1.0%)
Procter & Gamble Co.	133,140	10,250,448

Tobacco (1.0%)
Universal Corp.	178,500	10,326,225

Total Consumer Staples		74,954,502

Energy (13.6%)
Energy Equipment & Services (0.7%)
Seadrill Ltd.	186,500	7,598,010

Oil, Gas & Consumable Fuels (12.9%)
Chevron Corp.	186,800	22,105,912
ConocoPhillips Co.	408,500	24,714,250
Exxon Mobil Corp.	443,770	40,094,619
Marathon Oil Corp.	504,600	17,449,068
Murphy Oil Corp.	171,200	10,424,368
Phillips 66	216,350	12,745,179

Ship Finance International Ltd.	302,900	$4,495,036
Statoil ASA (ADR)	291,400	6,029,066

		138,057,498

Total Energy		145,655,508

Financials (24.8%)
Capital Markets (6.5%)
Ameriprise Financial, Inc.	197,700	15,989,976
Goldman Sachs Group, Inc.	177,300	26,816,625
Morgan Stanley	645,800	15,776,894
Waddell & Reed Financial, Inc., Class A	264,400	11,501,400

		70,084,895

Commercial Banks (5.1%)
Bank of Montreal	215,800	12,522,874
KeyCorp	1,500,300	16,563,312
PNC Financial Services Group, Inc.	180,700	13,176,644
SunTrust Banks, Inc.	376,400	11,882,948

		54,145,778

Diversified Financial Services (6.9%)
Citigroup, Inc.	527,070	25,283,548
JPMorgan Chase & Co.	922,800	48,714,612

		73,998,160

Insurance (4.4%)
Endurance Specialty Holdings Ltd.	264,000	13,582,800
Hartford Financial Services Group, Inc.	293,900	9,087,388
Prudential Financial, Inc.	236,300	17,256,989
XL Group plc	237,700	7,207,064

		47,134,241

Real Estate Investment Trusts (REITs) (1.9%)
CBL & Associates Properties, Inc. (REIT)	246,100	5,271,462
Extra Space Storage, Inc. (REIT)	142,400	5,970,832
Ryman Hospitality Properties (REIT)	238,100	9,288,281

		20,530,575

Total Financials		265,893,649

Health Care (11.4%)
Biotechnology (1.0%)
Amgen, Inc.	106,300	10,487,558

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	305,000	10,638,400

Health Care Providers & Services (3.7%)
AmerisourceBergen Corp.	103,600	5,783,988
Cardinal Health, Inc.	125,700	5,933,040
UnitedHealth Group, Inc.	255,600	16,736,688
WellPoint, Inc.	134,200	10,982,928

		39,436,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (5.7%)
AbbVie, Inc.	215,400	$8,904,636
Eli Lilly and Co.	273,600	13,439,232
Johnson & Johnson	137,100	11,771,406
Merck & Co., Inc.	145,600	6,763,120
Pfizer, Inc.	735,700	20,606,957

		61,485,351

Total Health Care		122,047,953

Industrials (7.4%)
Aerospace & Defense (2.7%)
Exelis, Inc.	506,500	6,984,635
Northrop Grumman Corp.	259,500	21,486,600

		28,471,235

Industrial Conglomerates (2.6%)
General Electric Co.	871,600	20,212,404
Koninklijke Philips N.V.	289,100	7,860,629

		28,073,033

Machinery (1.6%)
Caterpillar, Inc.	105,900	8,735,691
Harsco Corp.	372,600	8,640,594

		17,376,285

Trading Companies & Distributors (0.5%)
TAL International Group, Inc.*	129,900	5,659,743

Total Industrials		79,580,296

Information Technology (8.6%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	848,340	20,623,145

Computers & Peripherals (3.4%)
Apple, Inc.	25,420	10,068,354
Hewlett-Packard Co.	629,600	15,614,080
Seagate Technology plc	248,000	11,117,840

		36,800,274

Internet Software & Services (0.7%)
IAC/InterActiveCorp	160,600	7,638,136

IT Services (1.8%)
Accenture plc, Class A	172,400	12,405,904
Fidelity National Information Services, Inc.	159,800	6,845,832

		19,251,736

Office Electronics (0.8%)
Xerox Corp.	873,600	7,923,552

Total Information Technology		92,236,843

Materials (3.1%)
Chemicals (3.1%)
Eastman Chemical Co.	157,900	11,054,579
Huntsman Corp.	351,000	5,812,560
LyondellBasell Industries N.V., Class A	171,200	11,343,712
PPG Industries, Inc.	35,536	5,202,826

Total Materials		33,413,677

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	463,100	$16,393,740
Frontier Communications Corp.	2,368,700	9,593,235
Portugal Telecom SGPS S.A. (ADR)	467,400	1,836,882
Telstra Corp., Ltd. (ADR)	263,600	5,757,024
Verizon Communications, Inc.	160,200	8,064,468

Total Telecommunication Services		41,645,349

Utilities (5.2%)
Electric Utilities (2.0%)
Edison International	254,700	12,266,352
Pinnacle West Capital Corp.	174,600	9,685,062

		21,951,414

Multi-Utilities (2.7%)
CMS Energy Corp.	829,900	22,548,383
DTE Energy Co.	97,000	6,499,970

		29,048,353

Water Utilities (0.5%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	520,800	5,421,528

Total Utilities		56,421,295

Total Investments (97.6%) (Cost $817,589,752)		1,047,256,991
Other Assets Less Liabilities (2.4%)		25,971,986

Net Assets (100%)		$1,073,228,977

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$135,407,919	$—	$—	$135,407,919
Consumer Staples	74,954,502	—	—	74,954,502
Energy	145,655,508	—	—	145,655,508
Financials	265,893,649	—	—	265,893,649
Health Care	122,047,953	—	—	122,047,953
Industrials	79,580,296	—	—	79,580,296
Information Technology	92,236,843	—	—	92,236,843
Materials	33,413,677	—	—	33,413,677
Telecommunication Services	41,645,349	—	—	41,645,349
Utilities	56,421,295	—	—	56,421,295

Total Assets	$1,047,256,991	$—	$—	$1,047,256,991

Total Liabilities	$—	$—	$—	$—

Total	$1,047,256,991	$—	$—	$1,047,256,991

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$315,835,580
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$331,539,137

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233,909,509
Aggregate gross unrealized depreciation	(14,331,147)

Net unrealized appreciation	$219,578,362

Federal income tax cost of investments	$827,678,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $817,589,752)	$1,047,256,991
Cash	25,457,220
Dividends, interest and other receivables	1,154,206
Receivable from Separate Accounts for Trust shares sold	539,586
Other assets	14,385

Total assets	1,074,422,388

LIABILITIES
Investment management fees payable	598,329
Payable to Separate Accounts for Trust shares redeemed	315,027
Distribution fees payable - Class IB	94,184
Administrative fees payable	92,887
Distribution fees payable - Class IA	7,171
Accrued expenses	85,813

Total liabilities	1,193,411

NET ASSETS	$1,073,228,977

Net assets were comprised of:
Paid in capital	$778,340,616
Accumulated undistributed net investment income (loss)	9,841,330
Accumulated undistributed net realized gain (loss) on investments	55,379,792
Net unrealized appreciation (depreciation) on investments	229,667,239

Net assets	$1,073,228,977

Class IA
Net asset value, offering and redemption price per share, $35,021,912 / 5,240,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.68

Class IB
Net asset value, offering and redemption price per share, $450,900,332 / 67,247,083 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.71

Class K
Net asset value, offering and redemption price per share, $587,306,733 / 87,764,066 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32,751 foreign withholding tax)	$14,309,745
Interest	17,187

Total income	14,326,932

EXPENSES
Investment management fees	3,909,552
Distribution fees - Class IB	557,367
Administrative fees	545,606
Printing and mailing expenses	56,765
Distribution fees - Class IA	39,924
Professional fees	33,043
Trustees’ fees	14,115
Custodian fees	13,886
Miscellaneous	10,631

Gross expenses	5,180,889
Less: Waiver from investment advisor	(395,078)

Net expenses	4,785,811

NET INVESTMENT INCOME (LOSS)	9,541,121

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	58,203,461
Net change in unrealized appreciation (depreciation) on securities	68,446,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	126,650,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,191,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,541,121	$19,162,051
Net realized gain (loss) on investments	58,203,461	30,401,291
Net change in unrealized appreciation (depreciation) on investments	68,446,631	96,074,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	136,191,213	145,638,057

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(527,571)
Class IB	—	(7,529,560)
Class K	—	(11,143,852)

	—	(19,200,983)

Distributions from net realized capital gains
Class IA	—	(320,210)
Class IB	—	(4,557,894)
Class K	—	(5,942,806)

	—	(10,820,910)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(30,021,893)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,103,634 and 2,020,056 shares, respectively ]	7,103,128	11,484,975
Capital shares issued in reinvestment of dividends and distributions [ 0 and 144,464 shares, respectively ]	—	847,781
Capital shares repurchased [ (687,505) and (1,377,023) shares, respectively ]	(4,374,188)	(7,715,936)

Total Class IA transactions	2,728,940	4,616,820

Class IB
Capital shares sold [ 7,409,487 and 16,581,750 shares, respectively ]	47,155,772	94,714,331
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,053,279 shares, respectively ]	—	12,087,454
Capital shares repurchased [ (9,024,773) and (9,887,296) shares, respectively ]	(58,695,477)	(56,165,590)

Total Class IB transactions	(11,539,705)	50,636,195

Class K
Capital shares sold [ 1,319,612 and 3,122,355 shares, respectively ]	8,467,702	17,019,476
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,912,031 shares, respectively ]	—	17,086,658
Capital shares repurchased [ (3,558,684) and (9,564,430) shares, respectively ]	(22,886,143)	(54,425,494)

Total Class K transactions	(14,418,441)	(20,319,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,229,206)	34,933,655

TOTAL INCREASE (DECREASE) IN NET ASSETS	112,962,007	150,549,819
NET ASSETS:
Beginning of period	960,266,970	809,717,151

End of period (a)	$1,073,228,977	$960,266,970

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,841,330	$300,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$5.86	$5.13	$5.25	$4.64	$4.26	$6.54

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.13 (e)	0.12 (e)	0.12 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	0.77	0.80	(0.14)	0.62	0.38	(2.20)

Total from investment operations	0.82	0.91	(0.01)	0.74	0.50	(2.07)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	—	(0.07)	—	—	—	(0.07)

Total dividends and distributions	—	(0.18)	(0.11)	(0.13)	(0.12)	(0.21)

Net asset value, end of period	$6.68	$5.86	$5.13	$5.25	$4.64	$4.26

Total return (b)	13.99%	17.74%	(0.07)%	16.00%	11.82%	(32.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,022	$28,261	$20,706	$413,037	$484,617	$376,369
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	1.05%	1.05%	0.80%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	0.88%	0.88%	0.90%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.69%	2.00%	2.39%	2.42%	3.01%	2.61%
After waivers and fees paid indirectly (a)	1.69%	2.00%	2.39%	2.42%	3.01%	2.61%
Before waivers and fees paid indirectly (a)	1.61%	1.92%	2.31%	2.34%	2.91%	2.49%
Portfolio turnover rate	31%	56%	68%	64%	88%	88%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$5.88	$5.14	$5.27	$4.66	$4.27	$6.56

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.11 (e)	0.11 (e)	0.11 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.78	0.81	(0.14)	0.62	0.39	(2.26)

Total from investment operations	0.83	0.92	(0.03)	0.73	0.50	(2.09)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.12)	(0.11)	(0.13)
Distributions from net realized gains	—	(0.07)	—	—	—	(0.07)

Total dividends and distributions	—	(0.18)	(0.10)	(0.12)	(0.11)	(0.20)

Net asset value, end of period	$6.71	$5.88	$5.14	$5.27	$4.66	$4.27

Total return (b)	14.12%	17.90%	(0.51)%	15.65%	11.74%	(32.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$450,900	$404,727	$309,284	$317,193	$277,367	$247,769
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	1.13%	1.13%	1.15%	1.17	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.69%	2.01%	2.09%	2.18%	2.78%	3.07%
After waivers and fees paid indirectly (a)	1.69%	2.01%	2.09%	2.18%	2.78%	3.07%
Before waivers and fees paid indirectly (a)	1.61%	1.93%	2.02%	2.10%	2.68%	2.97%
Portfolio turnover rate	31%	56%	68%	64%	88%	88%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.86	$5.13	$4.81

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.13 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.77	0.80	0.39

Total from investment operations	0.83	0.93	0.43

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)
Distributions from net realized gains	—	(0.07)	—

Total dividends and distributions	—	(0.20)	(0.11)

Net asset value, end of period	$6.69	$5.86	$5.13

Total return (b)	14.16%	18.04%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$587,307	$527,279	$479,728
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.93%	2.24%	2.23%
After waivers and fees paid indirectly (a)	1.93%	2.24%	2.23%
Before waivers and fees paid indirectly (a)	1.86%	2.16%	2.16%
Portfolio turnover rate	31%	56%	68%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	27.4%
Financials	18.1
Consumer Discretionary	15.9
Health Care	12.3
Consumer Staples	9.8
Industrials	8.1
Telecommunication Services	3.0
Energy	2.2
Materials	1.5
Utilities	1.1
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,146.10	$5.12
Hypothetical (5% average return before expenses)	1,000.00	1,020.03	4.82
Class IB
Actual	1,000.00	1,145.60	5.12
Hypothetical (5% average return before expenses)	1,000.00	1,020.03	4.82

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.96% and 0.96%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,154	$99,417
Gentex Corp.	1,428	32,915
Johnson Controls, Inc.	6,826	244,303
Tenneco, Inc.*	600	27,168
TRW Automotive Holdings Corp.*	1,071	71,157
Visteon Corp.*	527	33,264

		508,224

Automobiles (0.8%)
Ford Motor Co.	39,383	609,255
Harley-Davidson, Inc.	2,258	123,784
Tesla Motors, Inc.*	715	76,812

		809,851

Distributors (0.1%)
Genuine Parts Co.	1,544	120,540
Pool Corp.	463	24,266

		144,806

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	278	16,310
DeVry, Inc.	567	17,589
Sotheby’s, Inc.	677	25,665

		59,564

Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	707	27,877
Cheesecake Factory, Inc.	489	20,484
Chipotle Mexican Grill, Inc.*	309	112,584
Darden Restaurants, Inc.	1,291	65,170
McDonald’s Corp.	10,124	1,002,276
Panera Bread Co., Class A*	279	51,877
Starbucks Corp.	7,486	490,258
Vail Resorts, Inc.	357	21,963
Wendy’s Co.	2,808	16,371

		1,808,860

Household Durables (0.4%)
D.R. Horton, Inc.	2,790	59,371
Garmin Ltd.	1,092	39,487
Harman International Industries, Inc.	677	36,693
Mohawk Industries, Inc.*	581	65,357
PulteGroup, Inc.*	3,399	64,479
Tempur Sealy International, Inc.*	597	26,208
Tupperware Brands Corp.	538	41,797
Whirlpool Corp.	783	89,544

		422,936

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	3,651	1,013,846
Expedia, Inc.	932	56,060
Liberty Interactive Corp.*	5,168	118,916
Liberty Ventures*	278	23,633
Netflix, Inc.*	558	117,788
priceline.com, Inc.*	521	430,935
TripAdvisor, Inc.*	1,099	66,896

		1,828,074

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	1,145	$51,331
Mattel, Inc.	3,443	156,002
Polaris Industries, Inc.	635	60,325

		267,658

Media (4.4%)
AMC Networks, Inc., Class A*	578	37,807
CBS Corp., Class B	5,837	285,254
Charter Communications, Inc., Class A*	664	82,236
DIRECTV*	5,725	352,774
Discovery Communications, Inc., Class A*	2,446	188,856
DISH Network Corp., Class A	2,030	86,316
DreamWorks Animation SKG, Inc., Class A*	715	18,347
Gannett Co., Inc.	2,293	56,087
John Wiley & Sons, Inc., Class A	480	19,243
Lamar Advertising Co., Class A*	552	23,957
Liberty Global plc, Class A*	3,595	266,318
Liberty Media Corp., Class A*	1,113	141,084
Madison Square Garden Co., Class A*	610	36,142
Morningstar, Inc.	225	17,456
Omnicom Group, Inc.	2,610	164,091
Scripps Networks Interactive, Inc., Class A	858	57,280
Sirius XM Radio, Inc.	32,100	107,535
Starz, Class A*	1,119	24,730
Time Warner Cable, Inc.	2,952	332,041
Time Warner, Inc.	9,337	539,865
Viacom, Inc., Class B	4,547	309,423
Walt Disney Co.	18,228	1,151,098
Washington Post Co., Class B	44	21,286

		4,319,226

Multiline Retail (1.0%)
Big Lots, Inc.*	577	18,193
Dillard’s, Inc., Class A	305	25,001
Dollar General Corp.*	3,037	153,156
Dollar Tree, Inc.*	2,269	115,356
Family Dollar Stores, Inc.	959	59,755
Kohl’s Corp.	2,113	106,728
Nordstrom, Inc.	1,495	89,610
Target Corp.	6,498	447,452

		1,015,251

Specialty Retail (3.8%)
Aaron’s, Inc.	704	19,719
Advance Auto Parts, Inc.	735	59,660
American Eagle Outfitters, Inc.	1,806	32,978
ANN, Inc.*	484	16,069
Ascena Retail Group, Inc.*	1,266	22,092
Bed Bath & Beyond, Inc.*	2,258	160,092
Best Buy Co., Inc.	2,659	72,671
CarMax, Inc.*	2,281	105,291
Chico’s FAS, Inc.	1,655	28,234
GameStop Corp., Class A	1,281	53,840
Gap, Inc.	2,969	123,896
GNC Holdings, Inc., Class A	734	32,450
Home Depot, Inc.	15,324	1,187,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

L Brands, Inc.	2,393	$117,855
Lowe’s Cos., Inc.	11,087	453,458
O’Reilly Automotive, Inc.*	1,112	125,233
PetSmart, Inc.	1,072	71,813
Pier 1 Imports, Inc.	1,081	25,393
Ross Stores, Inc.	2,233	144,721
Sally Beauty Holdings, Inc.*	1,550	48,205
Signet Jewelers Ltd.	809	54,551
Staples, Inc.	6,740	106,896
Tiffany & Co.	1,190	86,680
TJX Cos., Inc.	7,322	366,539
Tractor Supply Co.	691	81,269
Ulta Salon Cosmetics & Fragrance, Inc.*	592	59,295
Williams-Sonoma, Inc.	862	48,177

		3,704,227

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	880	14,520
Deckers Outdoor Corp.*	343	17,325
Fossil Group, Inc.*	532	54,961
Hanesbrands, Inc.	982	50,494
NIKE, Inc., Class B	7,247	461,489
PVH Corp.	780	97,539
Under Armour, Inc., Class A*	774	46,216
Wolverine World Wide, Inc.	500	27,305

		769,849

Total Consumer Discretionary		15,658,526

Consumer Staples (9.8%)
Beverages (3.0%)
Coca-Cola Co.	38,696	1,552,096
Dr. Pepper Snapple Group, Inc.	2,034	93,422
PepsiCo, Inc.	15,576	1,273,961

		2,919,479

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	382	22,981
Costco Wholesale Corp.	4,352	481,201
CVS Caremark Corp.	12,362	706,859
Harris Teeter Supermarkets, Inc.	493	23,102
Safeway, Inc.	2,393	56,619
Sysco Corp.	5,851	199,870
United Natural Foods, Inc.*	492	26,563
Walgreen Co.	8,591	379,722
Whole Foods Market, Inc.	3,444	177,297

		2,074,214

Food Products (1.2%)
Campbell Soup Co.	1,788	80,085
Darling International, Inc.*	1,175	21,925
Flowers Foods, Inc.	1,719	37,904
General Mills, Inc.	6,502	315,542
Green Mountain Coffee Roasters, Inc.*	1,234	92,624
Hain Celestial Group, Inc.*	463	30,081
Hershey Co.	1,499	133,831
Ingredion, Inc.	772	50,659
J.M. Smucker Co.	1,070	110,370
Kellogg Co.	2,495	160,254

McCormick & Co., Inc. (Non-Voting)	1,325	$93,227
TreeHouse Foods, Inc.*	362	23,725

		1,150,227

Household Products (3.3%)
Church & Dwight Co., Inc.	1,379	85,098
Clorox Co.	1,308	108,747
Colgate-Palmolive Co.	8,782	503,121
Kimberly-Clark Corp.	3,870	375,932
Procter & Gamble Co.	27,826	2,142,324

		3,215,222

Personal Products (0.2%)
Avon Products, Inc.	4,319	90,829
Estee Lauder Cos., Inc., Class A	2,394	157,453

		248,282

Total Consumer Staples		9,607,424

Energy (2.2%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc.	358	23,385
Cameron International Corp.*	2,475	151,371
CARBO Ceramics, Inc.	195	13,149
Dresser-Rand Group, Inc.*	648	38,867
Dril-Quip, Inc.*	364	32,866
FMC Technologies, Inc.*	2,376	132,296
Helix Energy Solutions Group, Inc.*	986	22,717
Key Energy Services, Inc.*	1,524	9,068
Lufkin Industries, Inc.	336	29,726
Noble Corp.	2,523	94,814
SEACOR Holdings, Inc.	188	15,613
Tidewater, Inc.	493	28,086
Unit Corp.*	438	18,650

		610,608

Oil, Gas & Consumable Fuels (1.6%)
Cheniere Energy, Inc.*	2,231	61,933
Cimarex Energy Co.	864	56,151
Denbury Resources, Inc.*	3,736	64,707
Energen Corp.	721	37,679
EOG Resources, Inc.	2,715	357,511
EQT Corp.	1,502	119,214
Pioneer Natural Resources Co.	1,321	191,215
QEP Resources, Inc.	1,784	49,559
Range Resources Corp.	1,625	125,645
SM Energy Co.	661	39,647
Southwestern Energy Co.*	3,508	128,147
Spectra Energy Corp.	6,672	229,917
Whiting Petroleum Corp.*	1,176	54,202
World Fuel Services Corp.	723	28,906

		1,544,433

Total Energy		2,155,041

Financials (18.1%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.*	524	85,904
Bank of New York Mellon Corp.	12,076	338,732
BlackRock, Inc.	1,302	334,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Charles Schwab Corp.	10,974	$232,978
E*TRADE Financial Corp.*	2,566	32,486
Eaton Vance Corp.	1,160	43,604
Federated Investors, Inc., Class B	936	25,656
Franklin Resources, Inc.	1,378	187,436
Goldman Sachs Group, Inc.	4,371	661,114
Invesco Ltd.	4,405	140,079
Janus Capital Group, Inc.	1,899	16,160
Legg Mason, Inc.	1,144	35,475
Northern Trust Corp.	2,171	125,701
SEI Investments Co.	1,345	38,238
State Street Corp.	4,562	297,488
Stifel Financial Corp.*	585	20,867
T. Rowe Price Group, Inc.	2,583	188,946
TD Ameritrade Holding Corp.	2,302	55,916
Waddell & Reed Financial, Inc., Class A	854	37,149

		2,898,348

Commercial Banks (5.2%)
Associated Banc-Corp	1,683	26,171
Bank of Hawaii Corp.	448	22,543
BB&T Corp.	6,983	236,584
BOK Financial Corp.	265	16,973
CapitalSource, Inc.	2,090	19,604
CIT Group, Inc.*	2,008	93,633
City National Corp./California	473	29,974
Comerica, Inc.	1,874	74,641
Commerce Bancshares, Inc./Missouri	769	33,498
Cullen/Frost Bankers, Inc.	613	40,930
East West Bancorp, Inc.	1,399	38,473
F.N.B. Corp./Pennsylvania	1,396	16,864
Fifth Third Bancorp	8,729	157,558
First Horizon National Corp.	2,430	27,216
First Niagara Financial Group, Inc.	3,519	35,436
First Republic Bank/California	679	26,128
FirstMerit Corp.	1,658	33,210
Fulton Financial Corp.	1,981	22,742
Hancock Holding Co.	847	25,469
Huntington Bancshares, Inc./Ohio	8,421	66,358
IBERIABANK Corp.	294	15,761
KeyCorp	9,217	101,756
M&T Bank Corp.	1,220	136,335
PNC Financial Services Group, Inc.	5,278	384,872
Popular, Inc.*	1,029	31,210
Prosperity Bancshares, Inc.	444	22,995
Regions Financial Corp.	14,116	134,525
Signature Bank/New York*	462	38,355
SunTrust Banks, Inc.	5,382	169,910
Susquehanna Bancshares, Inc.	1,864	23,952
SVB Financial Group*	447	37,244
Synovus Financial Corp.	7,855	22,937
TCF Financial Corp.	1,632	23,142
U.S. Bancorp/Minnesota	18,607	672,643
UMB Financial Corp.	322	17,926
Umpqua Holdings Corp.	1,117	16,766
Valley National Bancorp	1,990	18,845
Webster Financial Corp.	803	20,621
Wells Fargo & Co.	50,050	2,065,564
Westamerica Bancorp	270	12,336
Zions Bancorp	1,840	53,139

		5,064,839

Consumer Finance (1.5%)
American Express Co.	9,703	$725,396
Capital One Financial Corp.	5,816	365,303
Discover Financial Services	4,935	235,103
SLM Corp.	4,525	103,442

		1,429,244

Diversified Financial Services (4.4%)
Bank of America Corp.	110,469	1,420,631
CBOE Holdings, Inc.	872	40,670
CME Group, Inc./Illinois	3,063	232,727
IntercontinentalExchange, Inc.*	724	128,698
JPMorgan Chase & Co.	38,642	2,039,911
McGraw Hill Financial, Inc.	2,803	149,092
Moody’s Corp.	1,935	117,900
MSCI, Inc.*	1,154	38,394
NASDAQ OMX Group, Inc.	1,174	38,495
NYSE Euronext	2,426	100,436

		4,306,954

Insurance (3.7%)
ACE Ltd.	3,388	303,158
Aflac, Inc.	4,662	270,955
Alleghany Corp.*	167	64,013
Allied World Assurance Co. Holdings AG	351	32,120
American Financial Group, Inc./Ohio	747	36,536
Aon plc	3,112	200,257
Arch Capital Group Ltd.*	1,336	68,684
Arthur J. Gallagher & Co.	1,256	54,875
Aspen Insurance Holdings Ltd.	698	25,889
Assured Guaranty Ltd.	1,940	42,796
Axis Capital Holdings Ltd.	1,134	51,914
Brown & Brown, Inc.	1,178	37,979
Chubb Corp.	2,606	220,598
Cincinnati Financial Corp.	1,467	67,335
CNO Financial Group, Inc.	2,210	28,642
Endurance Specialty Holdings Ltd.	433	22,278
Erie Indemnity Co., Class A	254	20,241
Everest Reinsurance Group Ltd.	511	65,541
Fidelity National Financial, Inc., Class A	2,145	51,072
First American Financial Corp.	1,071	23,605
Genworth Financial, Inc., Class A*	4,921	56,149
Hanover Insurance Group, Inc.	446	21,823
Hartford Financial Services Group, Inc.	4,359	134,780
HCC Insurance Holdings, Inc.	1,004	43,282
Lincoln National Corp.	2,704	98,615
Markel Corp.*	130	68,503
MBIA, Inc.*	1,416	18,847
PartnerReinsurance Ltd.	610	55,242
Platinum Underwriters Holdings Ltd.	326	18,654
Principal Financial Group, Inc.	2,746	102,838
ProAssurance Corp.	615	32,078
Progressive Corp.	5,551	141,106
Protective Life Corp.	777	29,845
Prudential Financial, Inc.	4,641	338,932
RenaissanceReinsurance Holdings Ltd.	442	38,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

StanCorp Financial Group, Inc.	443	$21,889
Torchmark Corp.	933	60,776
Travelers Cos., Inc.	3,774	301,618
Unum Group	2,694	79,123
Validus Holdings Ltd.	1,012	36,553
W. R. Berkley Corp.	1,098	44,864
White Mountains Insurance Group Ltd.	54	31,047
Willis Group Holdings plc	1,730	70,549
XL Group plc	2,943	89,232

		3,623,194

Real Estate Investment Trusts (REITs) (0.0%)
Ryman Hospitality Properties (REIT)	453	17,672

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	430	17,093
CBRE Group, Inc., Class A*	3,038	70,968
Forest City Enterprises, Inc., Class A*	1,373	24,590
Howard Hughes Corp.*	280	31,385
Jones Lang LaSalle, Inc.	440	40,102
St. Joe Co.*	923	19,429

		203,567

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,397	16,959
Hudson City Bancorp, Inc.	4,751	43,519
New York Community Bancorp, Inc.	4,399	61,586
Ocwen Financial Corp.*	1,162	47,898
People’s United Financial, Inc.	3,392	50,541
Washington Federal, Inc.	1,051	19,843

		240,346

Total Financials		17,784,164

Health Care (12.3%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	1,949	179,776
Alkermes plc*	1,236	35,449
Amgen, Inc.	7,475	737,484
ARIAD Pharmaceuticals, Inc.*	1,814	31,727
Biogen Idec, Inc.*	2,360	507,872
Cepheid, Inc.*	662	22,786
Cubist Pharmaceuticals, Inc.*	649	31,347
Gilead Sciences, Inc.*	15,867	812,549
Incyte Corp.*	1,338	29,436
Medivation, Inc.*	741	36,457
Myriad Genetics, Inc.*	812	21,818
Onyx Pharmaceuticals, Inc.*	717	62,250
Pharmacyclics, Inc.*	501	39,814
Regeneron Pharmaceuticals, Inc.*	763	171,583
Seattle Genetics, Inc.*	1,033	32,498
United Therapeutics Corp.*	468	30,804
Vertex Pharmaceuticals, Inc.*	2,177	173,877

		2,957,527

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	761	18,644
Align Technology, Inc.*	716	26,521

Becton, Dickinson and Co.	1,938	$191,533
CareFusion Corp.*	2,226	82,028
Cooper Cos., Inc.	482	57,382
Covidien plc	4,715	296,291
DENTSPLY International, Inc.	1,427	58,450
Edwards Lifesciences Corp.*	1,139	76,541
Haemonetics Corp.*	515	21,295
Hologic, Inc.*	2,679	51,705
IDEXX Laboratories, Inc.*	545	48,930
Intuitive Surgical, Inc.*	401	203,139
Medtronic, Inc.	10,102	519,950
ResMed, Inc.	1,434	64,716
Sirona Dental Systems, Inc.*	566	37,288
St. Jude Medical, Inc.	2,828	129,042
Stryker Corp.	2,890	186,925
Teleflex, Inc.	409	31,693
Thoratec Corp.*	574	17,972
Varian Medical Systems, Inc.*	1,090	73,520
Volcano Corp.*	538	9,754
West Pharmaceutical Services, Inc.	342	24,029

		2,227,348

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	2,300	128,409
Brookdale Senior Living, Inc.*	979	25,885
Cardinal Health, Inc.	3,403	160,622
Centene Corp.*	525	27,541
Cigna Corp.	2,855	206,959
DaVita HealthCare Partners, Inc.*	842	101,714
Express Scripts Holding Co.*	8,177	504,439
HCA Holdings, Inc.	2,438	87,914
Health Management Associates, Inc., Class A*	2,567	40,353
Henry Schein, Inc.*	875	83,781
Laboratory Corp. of America Holdings*	930	93,093
LifePoint Hospitals, Inc.*	469	22,906
Magellan Health Services, Inc.*	269	15,086
McKesson Corp.	2,326	266,327
MEDNAX, Inc.*	499	45,698
Owens & Minor, Inc.	631	21,347
Patterson Cos., Inc.	835	31,396
Quest Diagnostics, Inc.	1,580	95,795
VCA Antech, Inc.*	882	23,011
WellCare Health Plans, Inc.*	432	23,998

		2,006,274

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,719	22,244
athenahealth, Inc.*	363	30,753
Cerner Corp.*	1,462	140,484
HMS Holdings Corp.*	870	20,271

		213,752

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	3,467	148,249
Bio-Rad Laboratories, Inc., Class A*	200	22,440
Illumina, Inc.*	1,238	92,652
Life Technologies Corp.*	1,720	127,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Mettler-Toledo International, Inc.*	302	$60,762
Techne Corp.	345	23,832
Thermo Fisher Scientific, Inc.	3,574	302,468
Waters Corp.*	857	85,743

		863,443

Pharmaceuticals (3.8%)
Allergan, Inc.	3,072	258,785
Bristol-Myers Squibb Co.	16,827	751,999
Endo Health Solutions, Inc.*	1,139	41,904
Hospira, Inc.*	1,647	63,097
Johnson & Johnson	28,476	2,444,949
Perrigo Co.	882	106,722
Questcor Pharmaceuticals, Inc.	585	26,594
Salix Pharmaceuticals Ltd.*	518	34,266
ViroPharma, Inc.*	651	18,651
Vivus, Inc.*	1,006	12,655

		3,759,622

Total Health Care		12,027,966

Industrials (8.1%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	1,045	65,918
Exelis, Inc.	1,873	25,829
Hexcel Corp.*	1,000	34,050
Rockwell Collins, Inc.	1,363	86,428

		212,225

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	1,608	90,546
Expeditors International of Washington, Inc.	2,061	78,339
FedEx Corp.	2,919	287,755
United Parcel Service, Inc., Class B	7,134	616,948

		1,073,588

Airlines (0.3%)
Alaska Air Group, Inc.*	699	36,348
Delta Air Lines, Inc.*	8,495	158,941
JetBlue Airways Corp.*	2,249	14,169
Southwest Airlines Co.	7,266	93,659
U.S. Airways Group, Inc.*	1,629	26,748

		329,865

Building Products (0.2%)
A.O. Smith Corp.	775	28,117
Lennox International, Inc.	457	29,495
Masco Corp.	3,559	69,365
Owens Corning, Inc.*	1,181	46,153

		173,130

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	999	42,717
Covanta Holding Corp.	1,314	26,306
Iron Mountain, Inc.	1,670	44,439
Pitney Bowes, Inc.	2,007	29,463
R.R. Donnelley & Sons Co.	1,808	25,330

		168,255

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,048	$33,316
EMCOR Group, Inc.	667	27,113
Quanta Services, Inc.*	2,130	56,360

		116,789

Electrical Equipment (1.3%)
Acuity Brands, Inc.	427	32,247
AMETEK, Inc.	2,430	102,789
Belden, Inc.	445	22,219
Brady Corp., Class A	460	14,136
Eaton Corp. plc	4,702	309,439
Emerson Electric Co.	7,209	393,179
General Cable Corp.	496	15,252
GrafTech International Ltd.*	1,257	9,151
Hubbell, Inc., Class B	518	51,282
Polypore International, Inc.*	464	18,699
Regal-Beloit Corp.	448	29,048
Rockwell Automation, Inc.	1,395	115,980
Roper Industries, Inc.	987	122,605

		1,236,026

Industrial Conglomerates (1.1%)
3M Co.	6,443	704,542
Carlisle Cos., Inc.	633	39,442
Danaher Corp.	5,791	366,571

		1,110,555

Machinery (2.3%)
Actuant Corp., Class A	728	24,002
AGCO Corp.	968	48,584
CLARCOR, Inc.	495	25,844
Cummins, Inc.	1,759	190,781
Deere & Co.	3,891	316,144
Donaldson Co., Inc.	1,348	48,070
Dover Corp.	1,745	135,517
Gardner Denver, Inc.	490	36,838
Graco, Inc.	606	38,305
Harsco Corp.	806	18,691
IDEX Corp.	824	44,339
Illinois Tool Works, Inc.	4,148	286,917
Lincoln Electric Holdings, Inc.	829	47,477
Middleby Corp.*	186	31,637
Nordson Corp.	596	41,309
PACCAR, Inc.	3,530	189,420
Pall Corp.	1,108	73,604
Parker Hannifin Corp.	1,489	142,051
Pentair Ltd. (Registered)	2,061	118,899
Snap-on, Inc.	581	51,930
SPX Corp.	470	33,831
Stanley Black & Decker, Inc.	1,598	123,525
Terex Corp.*	1,105	29,061
Toro Co.	582	26,429
Valmont Industries, Inc.	234	33,483
WABCO Holdings, Inc.*	629	46,980
Woodward, Inc.	603	24,120
Xylem, Inc.	1,858	50,054

		2,277,842

Marine (0.1%)
Kirby Corp.*	564	44,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.3%)
Acacia Research Corp.	497	$11,108
Dun & Bradstreet Corp.	408	39,759
FTI Consulting, Inc.*	407	13,386
IHS, Inc., Class A*	499	52,086
Manpowergroup, Inc.	767	42,032
Robert Half International, Inc.	1,394	46,323
Towers Watson & Co., Class A	562	46,050
Verisk Analytics, Inc., Class A*	1,449	86,505

		337,249

Road & Rail (0.5%)
Avis Budget Group, Inc.*	1,070	30,762
Con-way, Inc.	555	21,623
Genesee & Wyoming, Inc., Class A*	493	41,826
Hertz Global Holdings, Inc.*	4,012	99,498
J.B. Hunt Transport Services, Inc.	904	65,305
Kansas City Southern	1,099	116,450
Landstar System, Inc.	463	23,845
Old Dominion Freight Line, Inc.*	705	29,342
Ryder System, Inc.	513	31,185

		459,836

Trading Companies & Distributors (0.4%)
Air Lease Corp.	667	18,403
Fastenal Co.	2,696	123,612
MSC Industrial Direct Co., Inc., Class A	466	36,096
United Rentals, Inc.*	930	46,416
W.W. Grainger, Inc.	596	150,299
Watsco, Inc.	297	24,936
WESCO International, Inc.*	437	29,699

		429,461

Total Industrials		7,969,682

Information Technology (27.4%)
Communications Equipment (3.0%)
ADTRAN, Inc.	617	15,184
ARRIS Group, Inc.*	1,144	16,417
Aruba Networks, Inc.*	1,066	16,374
Ciena Corp.*	1,015	19,711
Cisco Systems, Inc.	54,349	1,321,224
F5 Networks, Inc.*	783	53,871
Harris Corp.	1,126	55,456
InterDigital, Inc.	410	18,307
JDS Uniphase Corp.*	2,351	33,807
Juniper Networks, Inc.*	5,156	99,562
Motorola Solutions, Inc.	2,757	159,162
Plantronics, Inc.	424	18,622
Polycom, Inc.*	1,760	18,550
QUALCOMM, Inc.	17,830	1,089,056
Riverbed Technology, Inc.*	1,630	25,363
ViaSat, Inc.*	405	28,941

		2,989,607

Computers & Peripherals (5.7%)
Apple, Inc.	9,429	3,734,638
Dell, Inc.	14,581	194,656
Diebold, Inc.	630	21,225
EMC Corp.	21,026	496,634

Hewlett-Packard Co.	19,480	$483,104
Lexmark International, Inc., Class A	629	19,229
NCR Corp.*	1,633	53,873
NetApp, Inc.*	3,598	135,932
QLogic Corp.*	906	8,661
SanDisk Corp.*	2,416	147,618
Seagate Technology plc	3,191	143,053
Western Digital Corp.	2,160	134,114

		5,572,737

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,594	124,236
Anixter International, Inc.*	267	20,241
Arrow Electronics, Inc.*	1,057	42,122
Avnet, Inc.*	1,368	45,965
Corning, Inc.	14,706	209,266
Dolby Laboratories, Inc., Class A	476	15,922
FEI Co.	384	28,028
FLIR Systems, Inc.	1,449	39,080
Ingram Micro, Inc., Class A*	1,503	28,542
Itron, Inc.*	392	16,633
Jabil Circuit, Inc.	1,838	37,458
Molex, Inc.	1,382	40,548
National Instruments Corp.	949	26,515
TE Connectivity Ltd.	4,189	190,767
Tech Data Corp.*	376	17,706
Trimble Navigation Ltd.*	2,550	66,326
Vishay Intertechnology, Inc.*	1,317	18,293

		967,648

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	1,778	75,654
AOL, Inc.*	771	28,126
CoStar Group, Inc.*	267	34,462
eBay, Inc.*	12,020	621,674
Equinix, Inc.*	487	89,959
Google, Inc., Class A*	2,717	2,391,965
LinkedIn Corp., Class A*	686	122,314
Rackspace Hosting, Inc.*	1,102	41,755
Yahoo!, Inc.*	9,675	242,939

		3,648,848

IT Services (5.9%)
Accenture plc, Class A	6,657	479,038
Alliance Data Systems Corp.*	498	90,153
Amdocs Ltd.	1,614	59,863
Automatic Data Processing, Inc.	4,844	333,558
Broadridge Financial Solutions, Inc.	1,216	32,321
Cognizant Technology Solutions Corp., Class A*	3,014	188,707
Computer Sciences Corp.	1,531	67,012
Convergys Corp.	1,062	18,511
CoreLogic, Inc.*	980	22,707
DST Systems, Inc.	300	19,599
Fidelity National Information Services, Inc.	2,928	125,435
Fiserv, Inc.*	1,335	116,692
Gartner, Inc.*	931	53,058
Genpact Ltd.	1,350	25,974
Global Payments, Inc.	787	36,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

International Business Machines Corp.	10,677	$2,040,481
Jack Henry & Associates, Inc.	860	40,532
Lender Processing Services, Inc.	847	27,400
Mastercard, Inc., Class A	1,054	605,523
NeuStar, Inc., Class A*	660	32,129
Paychex, Inc.	3,233	118,069
Teradata Corp.*	1,655	83,131
Total System Services, Inc.	1,603	39,241
VeriFone Systems, Inc.*	1,079	18,138
Visa, Inc., Class A	5,207	951,579
Western Union Co.	5,681	97,202
WEX, Inc.*	386	29,606

		5,752,113

Office Electronics (0.1%)
Xerox Corp.	12,231	110,935
Zebra Technologies Corp., Class A*	510	22,154

		133,089

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	6,038	24,635
Altera Corp.	3,193	105,337
Analog Devices, Inc.	3,056	137,703
Applied Materials, Inc.	11,995	178,845
Atmel Corp.*	4,388	32,252
Cavium, Inc.*	501	17,720
Cirrus Logic, Inc.*	641	11,128
Cypress Semiconductor Corp.*	1,343	14,410
Fairchild Semiconductor International, Inc.*	1,268	17,498
Hittite Microwave Corp.*	269	15,602
Intel Corp.	50,673	1,227,300
Intersil Corp., Class A	1,261	9,861
KLA-Tencor Corp.	1,659	92,456
Lam Research Corp.*	1,619	71,787
Linear Technology Corp.	2,326	85,690
LSI Corp.*	5,482	39,142
Marvell Technology Group Ltd.	4,591	53,761
Microchip Technology, Inc.	1,950	72,638
Micron Technology, Inc.*	10,189	146,008
NVIDIA Corp.	6,240	87,547
ON Semiconductor Corp.*	4,477	36,174
PMC-Sierra, Inc.*	2,015	12,795
Semtech Corp.*	661	23,155
Silicon Laboratories, Inc.*	385	15,943
Skyworks Solutions, Inc.*	1,920	42,029
Teradyne, Inc.*	1,902	33,418
Texas Instruments, Inc.	11,032	384,686
Xilinx, Inc.	2,615	103,580

		3,093,100

Software (4.8%)
ACI Worldwide, Inc.*	393	18,267
Adobe Systems, Inc.*	4,981	226,934
ANSYS, Inc.*	928	67,837
Aspen Technology, Inc.*	933	26,861
Autodesk, Inc.*	2,245	76,195
BMC Software, Inc.*	1,313	59,269
CA, Inc.	3,325	95,195
Cadence Design Systems, Inc.*	2,813	40,732

Citrix Systems, Inc.*	1,860	$112,214
CommVault Systems, Inc.*	428	32,481
Compuware Corp.	2,118	21,921
Concur Technologies, Inc.*	455	37,028
Electronic Arts, Inc.*	2,994	68,772
FactSet Research Systems, Inc.	406	41,388
Fortinet, Inc.*	1,325	23,188
Informatica Corp.*	1,075	37,604
Intuit, Inc.	2,783	169,846
MICROS Systems, Inc.*	792	34,175
Microsoft Corp.	77,708	2,683,257
Nuance Communications, Inc.*	2,527	46,446
Progress Software Corp.*	576	13,254
PTC, Inc.*	1,194	29,289
QLIK Technologies, Inc.*	738	20,863
Red Hat, Inc.*	1,930	92,293
Rovi Corp.*	1,036	23,662
Salesforce.com, Inc.*	5,714	218,161
SolarWinds, Inc.*	615	23,868
Solera Holdings, Inc.	688	38,287
Symantec Corp.	6,885	154,706
Synopsys, Inc.*	1,535	54,876
TIBCO Software, Inc.*	1,550	33,170
Ultimate Software Group, Inc.*	272	31,903
VMware, Inc., Class A*	855	57,276

		4,711,218

Total Information Technology		26,868,360

Materials (1.5%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,073	189,825
Airgas, Inc.	682	65,104
Cabot Corp.	597	22,340
Ecolab, Inc.	2,652	225,924
H.B. Fuller Co.	498	18,829
International Flavors & Fragrances, Inc.	814	61,180
Praxair, Inc.	2,958	340,643
Sensient Technologies Corp.	498	20,154
Sigma-Aldrich Corp.	1,203	96,673

		1,040,672

Construction Materials (0.0%)
Eagle Materials, Inc.	469	31,081

Containers & Packaging (0.3%)
AptarGroup, Inc.	661	36,494
Ball Corp.	1,493	62,019
Bemis Co., Inc.	1,028	40,236
MeadWestvaco Corp.	1,756	59,897
Owens-Illinois, Inc.*	1,639	45,548
Sealed Air Corp.	1,943	46,535
Sonoco Products Co.	1,010	34,915

		325,644

Metals & Mining (0.1%)
Compass Minerals International, Inc.	332	28,064
Reliance Steel & Aluminum Co.	761	49,891

		77,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.0%)
Domtar Corp.	346	$23,009

Total Materials		1,498,361

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	56,568	2,002,507
CenturyLink, Inc.	6,252	221,008
Frontier Communications Corp.	9,970	40,379
Level 3 Communications, Inc.*	1,611	33,960
tw telecom, Inc.*	1,520	42,773
Windstream Corp.	5,904	45,520

		2,386,147

Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.*	2,929	212,030
NII Holdings, Inc.*	1,714	11,432
SBA Communications Corp., Class A*	1,262	93,539
Sprint Nextel Corp.*	30,025	210,776
Telephone & Data Systems, Inc.	1,003	24,724
T-Mobile US, Inc.*	1,596	39,597

		592,098

Total Telecommunication Services		2,978,245

Utilities (1.1%)
Electric Utilities (0.2%)
Cleco Corp.	608	28,229
Hawaiian Electric Industries, Inc.	980	24,804
IDACORP, Inc.	500	23,880
ITC Holdings Corp.	514	46,928
OGE Energy Corp.	984	67,109
Portland General Electric Co.	754	23,065

		214,015

Gas Utilities (0.3%)
AGL Resources, Inc.	1,176	$50,403
Atmos Energy Corp.	904	37,118
New Jersey Resources Corp.	417	17,318
ONEOK, Inc.	2,045	84,479
Piedmont Natural Gas Co., Inc.	757	25,541
Questar Corp.	1,747	41,666
South Jersey Industries, Inc.	316	18,142
Southwest Gas Corp.	461	21,570
WGL Holdings, Inc.	516	22,302

		318,539

Multi-Utilities (0.5%)
Avista Corp.	596	16,104
CMS Energy Corp.	2,645	71,864
Consolidated Edison, Inc.	2,925	170,557
Integrys Energy Group, Inc.	781	45,712
MDU Resources Group, Inc.	1,888	48,918
NiSource, Inc.	3,111	89,099

		442,254

Water Utilities (0.1%)
American Water Works Co., Inc.	1,767	72,854
Aqua America, Inc.	1,401	43,837

		116,691

Total Utilities		1,091,499

Total Investments (99.4%) (Cost $75,512,373)		97,639,268
Other Assets Less Liabilities (0.6%)		584,078

Net Assets (100%)		$98,223,346

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,642,216	$16,310	$—	$15,658,526
Consumer Staples	9,607,424	—	—	9,607,424
Energy	2,155,041	—	—	2,155,041
Financials	17,784,164	—	—	17,784,164
Health Care	12,027,966	—	—	12,027,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$7,969,682	$—	$—	$7,969,682
Information Technology	26,868,360	—	—	26,868,360
Materials	1,498,361	—	—	1,498,361
Telecommunication Services	2,978,245	—	—	2,978,245
Utilities	1,091,499	—	—	1,091,499

Total Assets	$97,622,958	$16,310	$—	$97,639,268

Total Liabilities	$—	$—	$—	$—

Total	$97,622,958	$16,310	$—	$97,639,268

(a)	A security with a market value of $16,310 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,502,511
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,988,943

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,483,877
Aggregate gross unrealized depreciation	(1,442,811)

Net unrealized appreciation	$22,041,066

Federal income tax cost of investments	$75,598,202

The Portfolio has a net capital loss carryforward of $3,872,666, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $75,512,373)	$97,639,268
Cash	681,783
Foreign cash (Cost $6,676)	5,959
Receivable from Separate Accounts for Trust shares sold	179,297
Dividends, interest and other receivables	67,400
Receivable for securities sold	148
Other assets	1,235

Total assets	98,575,090

LIABILITIES
Payable for securities purchased	199,475
Payable to Separate Accounts for Trust shares redeemed	41,817
Investment management fees payable	40,346
Distribution fees payable - Class IB	19,496
Administrative fees payable	10,643
Distribution fees payable - Class IA	677
Trustees’ fees payable	50
Accrued expenses	39,240

Total liabilities	351,744

NET ASSETS	$98,223,346

Net assets were comprised of:
Paid in capital	$78,861,164
Accumulated undistributed net investment income (loss)	377,089
Accumulated undistributed net realized gain (loss) on investments	(3,141,086)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	22,126,179

Net assets	$98,223,346

Class IA
Net asset value, offering and redemption price per share, $3,266,287 / 338,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

Class IB
Net asset value, offering and redemption price per share, $94,957,059 / 9,975,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$808,614
Interest	148

Total income	808,762

EXPENSES
Investment management fees	227,443
Distribution fees - Class IB	109,690
Administrative fees	61,025
Professional fees	23,246
Printing and mailing expenses	4,913
Custodian fees	4,711
Distribution fees - Class IA	4,032
Trustees’ fees	1,232
Miscellaneous	1,402

Total expenses	437,694

NET INVESTMENT INCOME (LOSS)	371,068

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	822,940
Change in unrealized appreciation (depreciation) on:
Securities	10,898,883
Foreign currency translations	(312)

Net change in unrealized appreciation (depreciation)	10,898,571

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,721,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,092,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$371,068	$825,262
Net realized gain (loss) on investments	822,940	657,953
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,898,571	11,001,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,092,579	12,485,119

DIVIDENDS:
Dividends from net investment income
Class IA	—	(29,589)
Class IB	—	(794,523)

TOTAL DIVIDENDS	—	(824,112)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,496 and 44,853 shares, respectively ]	69,120	358,204
Capital shares issued in reinvestment of dividends [ 0 and 3,508 shares, respectively ]	—	29,589
Capital shares repurchased [ (30,240) and (81,174) shares, respectively ]	(282,770)	(661,642)

Total Class IA transactions	(213,650)	(273,849)

Class IB
Capital shares sold [ 959,378 and 1,435,523 shares, respectively ]	9,021,425	11,536,713
Capital shares issued in reinvestment of dividends [ 0 and 95,479 shares, respectively ]	—	794,523
Capital shares repurchased [ (772,323) and (1,743,119) shares, respectively ]	(7,013,616)	(14,085,832)

Total Class IB transactions	2,007,809	(1,754,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,794,159	(2,028,445)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,886,738	9,632,562
NET ASSETS:
Beginning of period	84,336,608	74,704,046

End of period (a)	$98,223,346	$84,336,608

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$377,089	$6,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.42	$7.28	$7.29	$6.47	$4.95	$9.20

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.04 (e)	0.01 (e)	0.03 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19	1.14	— #	0.81	1.52	(4.16)

Total from investment operations	1.23	1.22	0.04	0.82	1.55	(4.12)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.05)	— #	(0.03)	(0.03)
Distributions from net realized gains	—	—	—	—	—	(0.10)

Total dividends and distributions	—	(0.08)	(0.05)	— #	(0.03)	(0.13)

Net asset value, end of period	$9.65	$8.42	$7.28	$7.29	$6.47	$4.95

Total return (b)	14.61%	16.80%	0.51%	12.73%	31.33%	(45.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,266	$3,041	$2,869	$3,185	$3,444	$2,956
Ratio of expenses to average net assets:
After waivers (a)	0.96%	1.01%	0.82%	0.85%	0.89%	0.81%
Before waivers (a)	0.96%	1.01%	0.82%	0.85%	0.92%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.82%	0.98%	0.59%	0.17%	0.52%	0.56%
Before waivers (a)	0.82%	0.98%	0.59%	0.17%	0.50%	0.48%
Portfolio turnover rate	5%	11%	134%	56%	62%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010		2009		2008
Net asset value, beginning of period	$8.31	$7.18	$7.19	$6.40		$4.90		$9.10

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.03 (e)	—	#(e)	0.01	(e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17	1.13	(0.01)	0.79		1.50		(4.10)

Total from investment operations	1.21	1.21	0.02	0.79		1.51		(4.08)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.03)	—	#	(0.01)		(0.02)
Distributions from net realized gains	—	—	—	—		—		(0.10)

Total dividends and distributions	—	(0.08)	(0.03)	—	#	(0.01)		(0.12)

Net asset value, end of period	$9.52	$8.31	$7.18	$7.19		$6.40		$4.90

Total return (b)	14.56%	16.87%	0.25%	12.40%		30.90%		(45.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,957	$81,295	$71,835	$75,140		$70,302		$53,313
Ratio of expenses to average net assets:
After waivers (a)	0.96%	1.01%	1.07%	1.10%		1.14%		1.06%
Before waivers (a)	0.96%	1.01%	1.07%	1.10%		1.17	%(c)	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.82%	0.99%	0.35%	(0.07)%		0.26%		0.32%
Before waivers (a)	0.82%	0.99%	0.35%	(0.07)%		0.24%		0.24%
Portfolio turnover rate	5%	11%	134%	56%		62%		79%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Discretionary	20.7%
Information Technology	16.6
Energy	14.1
Financials	13.7
Industrials	12.1
Health Care	11.4
Materials	4.1
Consumer Staples	3.5
Utilities	2.5
Telecommunication Services	0.3
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,110.40	$5.08
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,109.60	5.07
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (1.0%)
Delphi Automotive plc	61,318	$3,108,209

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	79,927	2,740,697
Darden Restaurants, Inc.	32,423	1,636,713
Starbucks Corp.	57,940	3,794,490

		8,171,900

Household Durables (3.0%)
Newell Rubbermaid, Inc.	191,581	5,029,001
Whirlpool Corp.	38,312	4,381,361

		9,410,362

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	6,907	1,918,005

Media (7.5%)
Charter Communications, Inc., Class A*	26,907	3,332,432
Comcast Corp., Class A	79,654	3,335,909
DreamWorks Animation SKG, Inc., Class A*	89,617	2,299,572
Gannett Co., Inc.	173,321	4,239,432
Scripps Networks Interactive, Inc., Class A	58,709	3,919,413
Sirius XM Radio, Inc.	1,317,196	4,412,607
Viacom, Inc., Class B	26,485	1,802,304

		23,341,669

Specialty Retail (2.8%)
Home Depot, Inc.	59,951	4,644,404
Signet Jewelers Ltd.	40,175	2,709,000
Tiffany & Co.	20,398	1,485,791

		8,839,195

Textiles, Apparel & Luxury Goods (3.2%)
Coach, Inc.	65,591	3,744,590
Lululemon Athletica, Inc.*	23,627	1,548,041
NIKE, Inc., Class B	72,821	4,637,241

		9,929,872

Total Consumer Discretionary		64,719,212

Consumer Staples (3.5%)
Beverages (0.9%)
Beam, Inc.	43,678	2,756,518

Food Products (0.7%)
Mondelez International, Inc., Class A	73,790	2,105,229

Household Products (1.4%)
Procter & Gamble Co.	58,262	4,485,591

Personal Products (0.5%)
Avon Products, Inc.	71,256	1,498,514

Total Consumer Staples		10,845,852

Energy (14.1%)
Energy Equipment & Services (5.5%)
Dril-Quip, Inc.*	50,958	4,600,998
Ensco plc, Class A	55,554	3,228,798

Halliburton Co.	136,375	$5,689,565
Schlumberger Ltd.	52,175	3,738,861

		17,258,222

Oil, Gas & Consumable Fuels (8.6%)
Cenovus Energy, Inc.	123,481	3,521,678
Chevron Corp.	87,309	10,332,147
Cobalt International Energy, Inc.*	69,840	1,855,649
Noble Energy, Inc.	70,759	4,248,370
Royal Dutch Shell plc (ADR), Class A	108,028	6,892,187

		26,850,031

Total Energy		44,108,253

Financials (13.7%)
Capital Markets (2.4%)
BlackRock, Inc.	9,739	2,501,462
Goldman Sachs Group, Inc.	34,286	5,185,758

		7,687,220

Commercial Banks (1.3%)
BB&T Corp.	61,889	2,096,799
Wells Fargo & Co.	46,908	1,935,893

		4,032,692

Diversified Financial Services (2.3%)
CME Group, Inc./Illinois	36,274	2,756,098
JPMorgan Chase & Co.	43,364	2,289,186
NYSE Euronext	50,312	2,082,917

		7,128,201

Insurance (4.1%)
ACE Ltd.	39,131	3,501,442
Aon plc	66,858	4,302,312
Marsh & McLennan Cos., Inc.	81,368	3,248,211
Progressive Corp.	73,170	1,859,981

		12,911,946

Real Estate Investment Trusts (REITs) (3.6%)
American Tower Corp. (REIT)	153,195	11,209,278

Total Financials		42,969,337

Health Care (11.4%)
Biotechnology (6.1%)
Gilead Sciences, Inc.*	283,161	14,500,675
Seattle Genetics, Inc.*	150,562	4,736,680

		19,237,355

Health Care Providers & Services (2.2%)
Centene Corp.*	38,684	2,029,363
Express Scripts Holding Co.*	40,647	2,507,513
Molina Healthcare, Inc.*	62,436	2,321,371

		6,858,247

Health Care Technology (1.3%)
Cerner Corp.*	43,057	4,137,347

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	124,499	5,563,860

Total Health Care		35,796,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (12.1%)
Aerospace & Defense (2.7%)
B/E Aerospace, Inc.*	35,131	$2,216,063
Boeing Co.	27,454	2,812,388
Hexcel Corp.*	104,538	3,559,519

		8,587,970

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	107,779	2,867,999
Waste Connections, Inc.	53,931	2,218,722

		5,086,721

Electrical Equipment (3.3%)
Eaton Corp. plc	98,089	6,455,237
Polypore International, Inc.*	95,182	3,835,835

		10,291,072

Industrial Conglomerates (1.4%)
Danaher Corp.	67,529	4,274,586

Machinery (1.4%)
Caterpillar, Inc.	25,690	2,119,168
IDEX Corp.	42,809	2,303,552

		4,422,720

Professional Services (1.0%)
Nielsen Holdings N.V.	93,816	3,151,279

Road & Rail (0.7%)
Norfolk Southern Corp.	27,876	2,025,191

Total Industrials		37,839,539

Information Technology (16.6%)
Communications Equipment (0.7%)
QUALCOMM, Inc.	38,038	2,323,361

Computers & Peripherals (5.2%)
Apple, Inc.	27,404	10,854,176
Hewlett-Packard Co.	107,754	2,672,299
Western Digital Corp.	43,877	2,724,323

		16,250,798

Electronic Equipment, Instruments & Components (0.8%)
Jabil Circuit, Inc.	122,313	2,492,739

Internet Software & Services (2.7%)
Google, Inc., Class A*	4,368	3,845,456
VeriSign, Inc.*	105,543	4,713,551

		8,559,007

IT Services (2.5%)
Accenture plc, Class A	20,746	1,492,882
Jack Henry & Associates, Inc.	47,281	2,228,354
Visa, Inc., Class A	21,591	3,945,755

		7,666,991

Semiconductors & Semiconductor Equipment (2.5%)
ASML Holding N.V.	29,094	2,301,336
Broadcom Corp., Class A	93,617	3,160,510
ON Semiconductor Corp.*	308,802	2,495,120

		7,956,966

Software (2.2%)
Oracle Corp.	187,159	$5,749,524
Workday, Inc., Class A*	16,596	1,063,638

		6,813,162

Total Information Technology		52,063,024

Materials (4.1%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	22,535	2,063,530
LyondellBasell Industries N.V., Class A	43,181	2,861,173
Monsanto Co.	30,113	2,975,165

		7,899,868

Metals & Mining (1.6%)
Allegheny Technologies, Inc.	66,883	1,759,692
Barrick Gold Corp.	41,069	646,426
Cliffs Natural Resources, Inc.	27,429	445,721
Freeport-McMoRan Copper & Gold, Inc.	20,124	555,624
Nucor Corp.	37,317	1,616,572

		5,024,035

Total Materials		12,923,903

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
CenturyLink, Inc.	21,689	766,706

Total Telecommunication Services		766,706

Utilities (2.5%)
Electric Utilities (0.5%)
Edison International	34,038	1,639,270

Independent Power Producers & Energy Traders (1.5%)
Calpine Corp.*	74,884	1,589,787
NRG Energy, Inc.	114,412	3,054,801

		4,644,588

Multi-Utilities (0.5%)
PG&E Corp.	33,019	1,509,959

Total Utilities		7,793,817

Total Investments (99.0%) (Cost $223,394,447)		309,826,452
Other Assets Less Liabilities (1.0%)		3,268,532

Net Assets (100%)		$313,094,984

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,719,212	$—	$—	$64,719,212
Consumer Staples	10,845,852	—	—	10,845,852
Energy	44,108,253	—	—	44,108,253
Financials	42,969,337	—	—	42,969,337
Health Care	35,796,809	—	—	35,796,809
Industrials	37,839,539	—	—	37,839,539
Information Technology	52,063,024	—	—	52,063,024
Materials	12,923,903	—	—	12,923,903
Telecommunication Services	766,706	—	—	766,706
Utilities	7,793,817	—	—	7,793,817

Total Assets	$309,826,452	$—	$—	$309,826,452

Total Liabilities	$—	$—	$—	$—

Total	$309,826,452	$—	$—	$309,826,452

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$196,428,652
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$262,911,747

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,421,791
Aggregate gross unrealized depreciation	(5,733,071)

Net unrealized appreciation	$87,688,720

Federal income tax cost of investments	$222,137,732

The Portfolio has a net capital loss carryforward of $208,301,158, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $223,394,447)	$309,826,452
Cash	4,554,118
Dividends, interest and other receivables	923,516
Receivable from Separate Accounts for Trust shares sold	109,754
Other assets	17,570

Total assets	315,431,410

LIABILITIES
Payable for securities purchased	1,237,370
Investment management fees payable	508,777
Distribution fees payable - Class IB	210,953
Payable to Separate Accounts for Trust shares redeemed	149,142
Administrative fees payable	90,533
Distribution fees payable - Class IA	6,314
Trustees’ fees payable	3,172
Accrued expenses	130,165

Total liabilities	2,336,426

NET ASSETS	$313,094,984

Net assets were comprised of:
Paid in capital	$95,001,516
Accumulated undistributed net investment income (loss)	5,165,694
Accumulated undistributed net realized gain (loss) on investments	126,495,769
Net unrealized appreciation (depreciation) on investments	86,432,005

Net assets	$313,094,984

Class IA
Net asset value, offering and redemption price per share, $30,637,894 / 1,893,020 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.18

Class IB
Net asset value, offering and redemption price per share, $282,457,090 / 17,433,597 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $66,778 foreign withholding tax)	$9,791,557
Interest	9,637

Total income	9,801,194

EXPENSES
Investment management fees	3,931,671
Distribution fees - Class IB	1,501,696
Administrative fees	638,890
Printing and mailing expenses	69,349
Distribution fees - Class IA	35,941
Professional fees	34,600
Trustees’ fees	17,443
Custodian fees	16,612
Miscellaneous	18,397

Gross expenses	6,264,599
Less: Waiver from investment advisor	(295,317)
Fees paid indirectly	(11,330)

Net expenses	5,957,952

NET INVESTMENT INCOME (LOSS)	3,843,242

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	334,796,927
Net change in unrealized appreciation (depreciation) on securities	(218,167,016)

NET REALIZED AND UNREALIZED GAIN (LOSS)	116,629,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,473,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,843,242	$10,768,644
Net realized gain (loss) on investments	334,796,927	101,047,829
Net change in unrealized appreciation (depreciation) on investments	(218,167,016)	78,490,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,473,153	190,306,555

DIVIDENDS:
Dividends from net investment income
Class IA	—	(234,308)
Class IB	—	(10,473,429)

TOTAL DIVIDENDS	—	(10,707,737)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 286,202 and 294,091 shares, respectively ]	4,588,312	4,043,029
Capital shares issued in reinvestment of dividends [ 0 and 16,071 shares, respectively ]	—	234,308
Capital shares repurchased [ (189,366) and (319,170) shares, respectively ]	(3,006,638)	(4,396,747)

Total Class IA transactions	1,581,674	(119,410)

Class IB
Capital shares sold [ 1,484,416 and 3,150,231 shares, respectively ]	23,534,738	42,854,191
Capital shares issued in reinvestment of dividends [ 0 and 717,488 shares, respectively ]	—	10,473,429
Capital shares repurchased [ (5,990,614) and (12,073,174) shares, respectively ]	(96,059,083)	(167,223,301)
Capital shares repurchased in-kind (Note 9)[ (58,414,304) and 0 shares, respectively ]	(935,653,398)	—

Total Class IB transactions	(1,008,177,743)	(113,895,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,006,596,069)	(114,015,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(886,122,916)	65,583,727
NET ASSETS:
Beginning of period	1,199,217,900	1,133,634,173

End of period (a)	$313,094,984	$1,199,217,900

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,165,694	$1,322,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.58	$12.53	$12.14	$10.56	$8.12	$13.87

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13 (e)	0.12 (e)	0.11 (e)	0.12 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	1.55	2.05	0.39	1.58	2.45	(5.55)

Total from investment operations	1.60	2.18	0.51	1.69	2.57	(5.42)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.11)	(0.13)	(0.13)
Distributions from net realized gains	—	—	—	—	—	(0.20)

Total dividends and distributions	—	(0.13)	(0.12)	(0.11)	(0.13)	(0.33)

Net asset value, end of period	$16.18	$14.58	$12.53	$12.14	$10.56	$8.12

Total return (b)	11.04%	17.41%	4.27%	16.07%	31.73%	(39.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,638	$26,189	$22,619	$23,883	$22,197	$18,434
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.72%	0.72%	0.72%	0.70%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.72%	0.72%	0.71%	0.69%
Before waivers and fees paid indirectly (a)	1.02%	1.02%	0.77%	0.77%	0.79%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.61%	0.91%	0.95%	1.01%	1.39%	1.14%
After waivers and fees paid indirectly (a)	0.61%	0.91%	0.96%	1.01%	1.41%	1.15%
Before waivers and fees paid indirectly (a)	0.56%	0.86%	0.91%	0.96%	1.32%	1.08%
Portfolio turnover rate	18%	30%	27%	25%	53%	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.60	$12.55	$12.16	$10.57	$8.13	$13.88

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.09 (e)	0.08 (e)	0.10 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments	1.55	2.06	0.39	1.59	2.45	(5.54)

Total from investment operations	1.60	2.18	0.48	1.67	2.55	(5.44)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.08)	(0.11)	(0.11)
Distributions from net realized gains	—	—	—	—	—	(0.20)

Total dividends and distributions	—	(0.13)	(0.09)	(0.08)	(0.11)	(0.31)

Net asset value, end of period	$16.20	$14.60	$12.55	$12.16	$10.57	$8.13

Total return (b)	10.96%	17.38%	4.00%	15.86%	31.36%	(39.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$282,457	$1,173,029	$1,111,015	$1,208,277	$1,179,755	$1,011,551
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.97%	0.97%	0.97%	0.95%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.97%	0.97%	0.96%	0.94%
Before waivers and fees paid indirectly (a)	1.02%	1.02%	1.02%	1.02%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.62%	0.90%	0.70%	0.76%	1.15%	0.89%
After waivers and fees paid indirectly (a)	0.62%	0.90%	0.70%	0.76%	1.16%	0.90%
Before waivers and fees paid indirectly (a)	0.58%	0.85%	0.66%	0.71%	1.08%	0.83%
Portfolio turnover rate	18%	30%	27%	25%	53%	41%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.7%
Information Technology	17.2
Consumer Discretionary	12.9
Health Care	12.2
Industrials	11.0
Energy	9.4
Consumer Staples	9.0
Materials	3.6
Utilities	3.3
Telecommunication Services	2.5
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,136.80	$3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,136.40	3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	15,000	$346,200
American Axle & Manufacturing Holdings, Inc.*	20,453	381,039
BorgWarner, Inc.*	37,130	3,198,750
Cooper Tire & Rubber Co.	18,800	623,596
Dana Holding Corp.	52,900	1,018,854
Delphi Automotive plc	90,100	4,567,169
Dorman Products, Inc.	1,794	81,860
Federal-Mogul Corp.*	20,800	212,368
Gentex Corp.	37,800	871,290
Goodyear Tire & Rubber Co.*	72,727	1,111,996
Johnson Controls, Inc.	202,930	7,262,865
Lear Corp.	26,700	1,614,282
Tenneco, Inc.*	22,600	1,023,328
TRW Automotive Holdings Corp.*	34,500	2,292,180
Visteon Corp.*	17,300	1,091,976

		25,697,753

Automobiles (0.6%)
Ford Motor Co.	1,083,836	16,766,943
General Motors Co.*	235,587	7,847,403
Harley-Davidson, Inc.	69,950	3,834,659
Tesla Motors, Inc.*	23,205	2,492,913
Thor Industries, Inc.	14,600	718,028

		31,659,946

Distributors (0.1%)
Genuine Parts Co.	46,000	3,591,220
LKQ Corp.*	89,000	2,291,750
Pool Corp.	15,900	833,319

		6,716,289

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	319,576
Apollo Group, Inc., Class A*	40,930	725,280
Ascent Capital Group, Inc., Class A*	538	42,002
Bright Horizons Family Solutions, Inc.*	5,475	190,037
Capella Education Co.*	6,300	262,395
Career Education Corp.*	23,900	69,310
Coinstar, Inc.*	10,400	610,168
DeVry, Inc.	25,800	800,316
Grand Canyon Education, Inc.*	11,572	372,965
H&R Block, Inc.	84,350	2,340,712
Hillenbrand, Inc.	16,300	386,473
Matthews International Corp., Class A	986	37,172
Service Corp. International	56,100	1,011,483
Sotheby’s, Inc.	25,300	959,123
Stewart Enterprises, Inc., Class A	27,540	360,499
Strayer Education, Inc.	2,300	112,309
Weight Watchers International, Inc.	8,200	377,200

		8,977,020

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	14,300	$806,806
BJ’s Restaurants, Inc.*	7,950	294,945
Bloomin’ Brands, Inc.*	12,600	313,488
Bob Evans Farms, Inc.	9,500	446,310
Brinker International, Inc.	20,490	807,921
Buffalo Wild Wings, Inc.*	6,100	598,776
Burger King Worldwide, Inc.	25,566	498,793
Caesars Entertainment Corp.*	6,278	86,009
Carnival Corp.	129,460	4,439,183
Cheesecake Factory, Inc.	22,800	955,092
Chipotle Mexican Grill, Inc.*	9,800	3,570,630
Choice Hotels International, Inc.	7,000	277,830
Churchill Downs, Inc.	628	49,518
Cracker Barrel Old Country Store, Inc.	5,800	549,028
Darden Restaurants, Inc.	41,150	2,077,252
Denny’s Corp.*	390	2,192
DineEquity, Inc.	1,705	117,423
Domino’s Pizza, Inc.	16,400	953,660
Dunkin’ Brands Group, Inc.	29,785	1,275,394
Hyatt Hotels Corp., Class A*	16,500	665,940
International Game Technology	81,360	1,359,526
International Speedway Corp., Class A	1,614	50,792
Interval Leisure Group, Inc.	1,705	33,964
Jack in the Box, Inc.*	9,900	388,971
Krispy Kreme Doughnuts, Inc.*	20,632	360,028
Las Vegas Sands Corp.	117,700	6,229,861
Life Time Fitness, Inc.*	14,000	701,540
Marriott International, Inc., Class A	75,025	3,028,759
Marriott Vacations Worldwide Corp.*	8,512	368,059
McDonald’s Corp.	285,878	28,301,922
MGM Resorts International*	123,900	1,831,242
Norwegian Cruise Line Holdings Ltd.*	8,533	258,635
Orient-Express Hotels Ltd., Class A*	10,047	122,171
Panera Bread Co., Class A*	9,500	1,766,430
Papa John’s International, Inc.*	1,883	123,092
Penn National Gaming, Inc.*	25,700	1,358,502
Pinnacle Entertainment, Inc.*	14,980	294,657
Royal Caribbean Cruises Ltd.	47,950	1,598,653
Scientific Games Corp., Class A*	25,900	291,375
SeaWorld Entertainment, Inc.	4,664	163,706
Six Flags Entertainment Corp.	24,684	867,889
Starbucks Corp.	213,529	13,984,014
Starwood Hotels & Resorts Worldwide, Inc.	57,100	3,608,149
Texas Roadhouse, Inc.	20,700	517,914
Vail Resorts, Inc.	16,600	1,021,232
Wendy’s Co.	84,400	492,052
WMS Industries, Inc.*	16,300	415,813
Wyndham Worldwide Corp.	43,070	2,464,896
Wynn Resorts Ltd.	24,800	3,174,400
Yum! Brands, Inc.	128,679	8,922,602

		102,887,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares		Value (Note 1)

Household Durables (0.5%)
CSS Industries, Inc.	40		$997
D.R. Horton, Inc.	88,100		1,874,768
Garmin Ltd.	35,500		1,283,680
Harman International Industries, Inc.	26,390		1,430,338
Helen of Troy Ltd.*	1,794		68,836
iRobot Corp.*	6,370		253,335
Jarden Corp.*	34,950		1,529,063
KB Home	23,400		459,342
Leggett & Platt, Inc.	42,200		1,311,998
Lennar Corp., Class A	49,300		1,776,772
M.D.C. Holdings, Inc.	12,800		416,128
Meritage Homes Corp.*	9,300		403,248
Mohawk Industries, Inc.*	17,000		1,912,330
Newell Rubbermaid, Inc.	96,300		2,527,875
NVR, Inc.*	1,600		1,475,200
PulteGroup, Inc.*	104,800		1,988,056
Ryland Group, Inc.	13,600		545,360
Standard Pacific Corp.*	43,058		358,673
Taylor Morrison Home Corp., Class A*	8,880		216,494
Tempur Sealy International, Inc.*	17,200		755,080
Toll Brothers, Inc.*	44,200		1,442,246
Tupperware Brands Corp.	15,576		1,210,100
Whirlpool Corp.	23,520		2,689,747

			25,929,666

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	105,580		29,318,510
Expedia, Inc.	27,205		1,636,381
Groupon, Inc.*	112,919		959,812
HomeAway, Inc.*	14,400		465,696
HSN, Inc.	13,200		709,104
Liberty Interactive Corp.*	152,770		3,515,238
Liberty Ventures*	8,701		739,672
Netflix, Inc.*	14,660		3,094,579
priceline.com, Inc.*	14,780		12,224,981
Shutterfly, Inc.*	9,870		550,647
TripAdvisor, Inc.*	31,155		1,896,405

			55,111,025

Leisure Equipment & Products (0.2%)
Brunswick Corp.	22,600		722,070
Hasbro, Inc.	33,900		1,519,737
Mattel, Inc.	104,600		4,739,426
Polaris Industries, Inc.	19,200		1,824,000

			8,805,233

Media (3.6%)
AMC Networks, Inc., Class A*	21,212		1,387,477
Belo Corp., Class A	26,462		369,145
Cablevision Systems Corp. - New York Group, Class A	61,150		1,028,543
CBS Corp., Class B	177,120		8,655,854
Charter Communications, Inc., Class A*	18,356		2,273,390
Cinemark Holdings, Inc.	31,500		879,480
Clear Channel Outdoor Holdings, Inc., Class A*	31,000		231,260
Comcast Corp., Class A	748,016		31,326,910

DIRECTV*	150,174		$9,253,722
Discovery Communications, Inc., Class A*	71,300		5,505,073
DISH Network Corp., Class A	63,360		2,694,067
DreamWorks Animation SKG, Inc., Class A*	20,600		528,596
Gannett Co., Inc.	69,600		1,702,416
Global Sources Ltd.*	323		2,167
Interpublic Group of Cos., Inc.	119,600		1,740,180
John Wiley & Sons, Inc., Class A	17,000		681,530
Lamar Advertising Co., Class A*	21,400		928,760
Liberty Global plc*	—	@	22
Liberty Global plc, Class A*	104,591		7,748,107
Liberty Media Corp., Class A*	29,141		3,693,913
Lions Gate Entertainment Corp.*	16,200		445,014
Live Nation Entertainment, Inc.*	33,200		514,600
Loral Space & Communications, Inc.	808		48,464
Madison Square Garden Co., Class A*	17,787		1,053,880
Meredith Corp.	11,000		524,700
Morningstar, Inc.	8,300		643,914
New York Times Co., Class A*	38,000		420,280
News Corp., Class A	568,326		18,527,428
Omnicom Group, Inc.	74,700		4,696,389
Regal Entertainment Group, Class A	24,600		440,340
Scripps Networks Interactive, Inc., Class A	30,760		2,053,538
Sinclair Broadcast Group, Inc., Class A	17,402		511,271
Sirius XM Radio, Inc.	902,446		3,023,194
Starz, Class A*	32,997		729,234
Thomson Reuters Corp.	114,100		3,716,237
Time Warner Cable, Inc.	86,502		9,729,745
Time Warner, Inc.	266,427		15,404,809
Viacom, Inc., Class B	138,413		9,419,005
Walt Disney Co.	516,368		32,608,639
Washington Post Co., Class B	1,300		628,901

			185,770,194

Multiline Retail (0.7%)
Big Lots, Inc.*	21,700		684,201
Dillard’s, Inc., Class A	10,300		844,291
Dollar General Corp.*	89,266		4,501,684
Dollar Tree, Inc.*	64,529		3,280,654
Family Dollar Stores, Inc.	30,150		1,878,647
J.C. Penney Co., Inc.*	56,050		957,334
Kohl’s Corp.	64,080		3,236,681
Macy’s, Inc.	113,100		5,428,800
Nordstrom, Inc.	46,790		2,804,593
Saks, Inc.*	29,900		407,836
Sears Holdings Corp.*	13,100		551,248
Target Corp.	183,271		12,620,041

			37,196,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (2.6%)
Aaron’s, Inc.	27,400	$767,474
Abercrombie & Fitch Co., Class A	29,600	1,339,400
Advance Auto Parts, Inc.	21,275	1,726,892
Aeropostale, Inc.*	26,600	367,080
American Eagle Outfitters, Inc.	60,700	1,108,382
ANN, Inc.*	17,200	571,040
Asbury Automotive Group, Inc.*	3,140	125,914
Ascena Retail Group, Inc.*	44,800	781,760
AutoNation, Inc.*	10,800	468,612
AutoZone, Inc.*	10,490	4,444,508
Barnes & Noble, Inc.*	15,160	241,954
Bed Bath & Beyond, Inc.*	63,120	4,475,208
Best Buy Co., Inc.	83,910	2,293,260
Buckle, Inc.	8,500	442,170
Cabela’s, Inc.*	15,800	1,023,208
CarMax, Inc.*	69,350	3,201,196
Chico’s FAS, Inc.	67,550	1,152,403
Children’s Place Retail Stores, Inc.*	7,700	421,960
Conn’s, Inc.*	6,907	357,506
CST Brands, Inc.*	18,058	556,367
Dick’s Sporting Goods, Inc.	31,100	1,556,866
DSW, Inc., Class A	7,600	558,372
Express, Inc.*	27,800	582,966
Finish Line, Inc., Class A	6,547	143,118
Five Below, Inc.*	5,561	204,422
Foot Locker, Inc.	51,200	1,798,656
Francesca’s Holdings Corp.*	13,994	388,893
GameStop Corp., Class A	35,038	1,472,647
Gap, Inc.	82,990	3,463,173
Genesco, Inc.*	7,800	522,522
GNC Holdings, Inc., Class A	27,405	1,211,575
Group 1 Automotive, Inc.	7,200	463,176
Guess?, Inc.	29,000	899,870
Hibbett Sports, Inc.*	9,000	499,500
Home Depot, Inc.	417,503	32,343,957
Jos. A. Bank Clothiers, Inc.*	8,500	351,220
L Brands, Inc.	70,390	3,466,708
Lithia Motors, Inc., Class A	3,768	200,872
Lowe’s Cos., Inc.	310,586	12,702,967
Lumber Liquidators Holdings, Inc.*	8,500	661,895
Mattress Firm Holding Corp.*	4,485	180,746
Men’s Wearhouse, Inc.	19,100	722,935
Monro Muffler Brake, Inc.	10,000	480,500
New York & Co., Inc.*	460	2,921
Office Depot, Inc.*	78,940	305,498
OfficeMax, Inc.	4,100	41,943
Orchard Supply Hardware Stores Corp., Class A*	41	12
O’Reilly Automotive, Inc.*	32,150	3,620,733
Penske Automotive Group, Inc.	8,900	271,806
PetSmart, Inc.	32,700	2,190,573
Pier 1 Imports, Inc.	32,300	758,727
Rent-A-Center, Inc.	21,010	788,926
Restoration Hardware Holdings, Inc.*	5,024	376,800
Ross Stores, Inc.	63,204	4,096,251

Sally Beauty Holdings, Inc.*	48,300	$1,502,130
Sears Hometown and Outlet Stores, Inc.*	3,679	160,846
Select Comfort Corp.*	18,300	458,598
Signet Jewelers Ltd.	25,480	1,718,116
Sonic Automotive, Inc., Class A	3,856	81,516
Staples, Inc.	212,750	3,374,215
Systemax, Inc.	800	7,528
Tiffany & Co.	32,576	2,372,836
Tile Shop Holdings, Inc.*	6,818	197,449
TJX Cos., Inc.	206,152	10,319,969
Tractor Supply Co.	20,221	2,378,192
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	1,963,136
Urban Outfitters, Inc.*	35,150	1,413,733
Vitamin Shoppe, Inc.*	7,800	349,752
Williams-Sonoma, Inc.	26,900	1,503,441

		130,999,497

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	15,680	1,161,418
Coach, Inc.	85,120	4,859,501
Columbia Sportswear Co.	7,000	438,550
Crocs, Inc.*	26,790	442,035
Deckers Outdoor Corp.*	12,800	646,528
Fifth & Pacific Cos., Inc.*	29,900	667,966
Fossil Group, Inc.*	15,800	1,632,298
Hanesbrands, Inc.	30,100	1,547,742
Iconix Brand Group, Inc.*	17,700	520,557
Jones Group, Inc.	9,598	131,972
Michael Kors Holdings Ltd.*	54,028	3,350,816
NIKE, Inc., Class B	202,090	12,869,091
Oxford Industries, Inc.	1,345	83,928
PVH Corp.	24,581	3,073,854
Quiksilver, Inc.*	33,818	217,788
Ralph Lauren Corp.	18,670	3,243,726
Skechers U.S.A., Inc., Class A*	8,163	195,994
Steven Madden Ltd.*	12,735	616,119
Tumi Holdings, Inc.*	3,679	88,296
Under Armour, Inc., Class A*	25,800	1,540,518
Unifi, Inc.*	436	9,012
VF Corp.	26,400	5,096,784
Wolverine World Wide, Inc.	21,100	1,152,271

		43,586,764

Total Consumer Discretionary		663,336,433

Consumer Staples (9.0%)
Beverages (1.9%)
Beam, Inc.	49,350	3,114,479
Brown-Forman Corp., Class B	48,300	3,262,665
Coca-Cola Co.	1,089,508	43,700,166
Coca-Cola Enterprises, Inc.	81,300	2,858,508
Constellation Brands, Inc., Class A*	48,800	2,543,456
Dr. Pepper Snapple Group, Inc.	60,810	2,793,003
Molson Coors Brewing Co., Class B	39,750	1,902,435
Monster Beverage Corp.*	44,100	2,679,957
PepsiCo, Inc.	440,318	36,013,609

		98,868,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	9,800	$589,568
Costco Wholesale Corp.	125,150	13,837,835
CVS Caremark Corp.	350,362	20,033,699
Fresh Market, Inc.*	10,494	521,762
Harris Teeter Supermarkets, Inc.	14,500	679,470
Kroger Co.	148,918	5,143,628
Pricesmart, Inc.	4,100	359,283
Rite Aid Corp.*	190,700	545,402
Safeway, Inc.	68,840	1,628,754
Sysco Corp.	179,250	6,123,180
United Natural Foods, Inc.*	20,200	1,090,598
Walgreen Co.	267,199	11,810,196
Wal-Mart Stores, Inc.	460,333	34,290,205
Whole Foods Market, Inc.	106,237	5,469,081

		102,122,661

Food Products (1.7%)
Archer-Daniels-Midland Co.	198,460	6,729,779
B&G Foods, Inc.	9,600	326,880
Bunge Ltd.	45,980	3,254,005
Campbell Soup Co.	49,800	2,230,542
ConAgra Foods, Inc.	126,450	4,416,899
Darling International, Inc.*	32,100	598,986
Dean Foods Co.*	65,000	651,300
Flowers Foods, Inc.	64,800	1,428,840
General Mills, Inc.	189,400	9,191,582
Green Mountain Coffee Roasters, Inc.*	41,766	3,134,956
Hain Celestial Group, Inc.*	10,600	688,682
Hershey Co.	45,150	4,030,992
Hillshire Brands Co.	36,900	1,220,652
Hormel Foods Corp.	40,000	1,543,200
Ingredion, Inc.	23,600	1,548,632
J.M. Smucker Co.	34,127	3,520,200
Kellogg Co.	73,500	4,720,905
Kraft Foods Group, Inc.	172,736	9,650,760
Lancaster Colony Corp.	4,600	358,754
McCormick & Co., Inc. (Non-Voting)	41,750	2,937,530
Mead Johnson Nutrition Co.	61,600	4,880,568
Mondelez International, Inc., Class A	512,210	14,613,351
Pilgrim’s Pride Corp.*	11,483	171,556
Pinnacle Foods, Inc.	5,561	134,298
Post Holdings, Inc.*	8,343	364,255
Sanderson Farms, Inc.	6,600	438,372
Seaboard Corp.	100	270,800
Smithfield Foods, Inc.*	52,000	1,703,000
TreeHouse Foods, Inc.*	15,900	1,042,086
Tyson Foods, Inc., Class A	95,200	2,444,736
WhiteWave Foods Co., Class A*	39,703	645,174

		88,892,272

Household Products (1.8%)
Church & Dwight Co., Inc.	40,600	2,505,426
Clorox Co.	38,950	3,238,303
Colgate-Palmolive Co.	265,853	15,230,718
Energizer Holdings, Inc.	20,850	2,095,634
Kimberly-Clark Corp.	109,850	10,670,829
Procter & Gamble Co.	779,392	60,005,390

Spectrum Brands Holdings, Inc.	4,311	$245,167

		93,991,467

Personal Products (0.2%)
Avon Products, Inc.	123,850	2,604,565
Estee Lauder Cos., Inc., Class A	68,200	4,485,514
Herbalife Ltd.	31,200	1,408,368
Nu Skin Enterprises, Inc., Class A	15,500	947,360
Prestige Brands Holdings, Inc.*	14,500	422,530

		9,868,337

Tobacco (1.4%)
Altria Group, Inc.	573,053	20,051,124
Lorillard, Inc.	108,764	4,750,812
Philip Morris International, Inc.	467,164	40,465,746
Reynolds American, Inc.	95,900	4,638,683

		69,906,365

Total Consumer Staples		463,649,380

Energy (9.4%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	17,200	895,260
Baker Hughes, Inc.	126,684	5,843,933
Bristow Group, Inc.	11,000	718,520
Cameron International Corp.*	73,850	4,516,666
CARBO Ceramics, Inc.	6,000	404,580
Diamond Offshore Drilling, Inc.	23,210	1,596,616
Dresser-Rand Group, Inc.*	26,400	1,583,472
Dril-Quip, Inc.*	12,800	1,155,712
Era Group, Inc.*	8,500	222,275
Exterran Holdings, Inc.*	19,800	556,776
FMC Technologies, Inc.*	71,300	3,969,984
Forum Energy Technologies, Inc.*	10,600	322,558
Geospace Technologies Corp.*	3,700	255,596
Halliburton Co.	265,569	11,079,539
Helix Energy Solutions Group, Inc.*	36,700	845,568
Helmerich & Payne, Inc.	28,600	1,786,070
Hornbeck Offshore Services, Inc.*	10,200	545,700
Lufkin Industries, Inc.	11,000	973,170
McDermott International, Inc.*	84,700	692,846
Nabors Industries Ltd.	99,790	1,527,785
National Oilwell Varco, Inc.	126,280	8,700,692
Oceaneering International, Inc.	33,600	2,425,920
Oil States International, Inc.*	18,900	1,750,896
Patterson-UTI Energy, Inc.	45,900	888,394
Rowan Cos., plc, Class A*	43,300	1,475,231
RPC, Inc.	18,900	261,009
Schlumberger Ltd.	378,561	27,127,681
SEACOR Holdings, Inc.	8,500	705,925
Seadrill Ltd.	89,973	3,665,500
Superior Energy Services, Inc.*	56,171	1,457,076
Tidewater, Inc.	19,600	1,116,612
Unit Corp.*	20,200	860,116

		89,927,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (7.6%)
Alpha Natural Resources, Inc.*	84,839	$444,556
Anadarko Petroleum Corp.	144,380	12,406,573
Apache Corp.	111,766	9,369,344
Berry Petroleum Co., Class A	23,500	994,520
Bonanza Creek Energy, Inc.*	4,216	149,499
Cabot Oil & Gas Corp.	61,700	4,381,934
Cheniere Energy, Inc.*	67,430	1,871,857
Chesapeake Energy Corp.	167,774	3,419,234
Chevron Corp.	552,228	65,350,662
Cimarex Energy Co.	29,760	1,934,102
Cobalt International Energy, Inc.*	76,047	2,020,569
Concho Resources, Inc.*	33,100	2,771,132
ConocoPhillips Co.	348,960	21,112,080
CONSOL Energy, Inc.	68,950	1,868,545
Continental Resources, Inc.*	11,600	998,296
CVR Energy, Inc.	5,900	279,660
Delek U.S. Holdings, Inc.	8,072	232,312
Denbury Resources, Inc.*	117,659	2,037,854
Devon Energy Corp.	118,830	6,164,900
Diamondback Energy, Inc.*	6,370	212,248
Energen Corp.	27,200	1,421,472
Energy XXI Bermuda Ltd.	24,700	547,846
EOG Resources, Inc.	77,900	10,257,872
EQT Corp.	42,318	3,358,780
EXCO Resources, Inc.	31,487	240,561
Exxon Mobil Corp.#	1,271,228	114,855,450
Golar LNG Ltd.	13,200	420,948
Gulfport Energy Corp.*	22,300	1,049,661
Halcon Resources Corp.*	99,407	563,638
Hess Corp.	90,520	6,018,675
HollyFrontier Corp.	63,132	2,700,787
Kinder Morgan, Inc.	183,190	6,988,698
Kodiak Oil & Gas Corp.*	68,900	612,521
Kosmos Energy Ltd.*	26,100	265,176
Laredo Petroleum Holdings, Inc.*	13,300	273,448
Marathon Oil Corp.	202,487	7,002,000
Marathon Petroleum Corp.	93,060	6,612,844
Murphy Oil Corp.	58,620	3,569,372
Newfield Exploration Co.*	49,650	1,186,139
Noble Energy, Inc.	102,533	6,156,081
Oasis Petroleum, Inc.*	24,900	967,863
Occidental Petroleum Corp.	229,484	20,476,857
PDC Energy, Inc.*	8,800	453,024
Peabody Energy Corp.	78,700	1,152,168
Phillips 66	180,688	10,644,330
Pioneer Natural Resources Co.	38,650	5,594,588
QEP Resources, Inc.	53,400	1,483,452
Range Resources Corp.	49,850	3,854,402
Rosetta Resources, Inc.*	19,900	846,148
SandRidge Energy, Inc.*	141,444	673,273
Scorpio Tankers, Inc.	14,174	127,283
SemGroup Corp., Class A	9,800	527,828
Ship Finance International Ltd.	16,811	249,475
SM Energy Co.	20,900	1,253,582
Southwestern Energy Co.*	106,950	3,906,884
Spectra Energy Corp.	198,900	6,854,094
Targa Resources Corp.	9,000	578,970
Teekay Corp.	8,000	325,040

Tesoro Corp.	43,310	$2,265,979
Ultra Petroleum Corp.*	57,500	1,139,650
Valero Energy Corp.	162,530	5,651,168
Western Refining, Inc.	17,900	502,453
Whiting Petroleum Corp.*	34,800	1,603,932
Williams Cos., Inc.	201,100	6,529,717
World Fuel Services Corp.	27,400	1,095,452
WPX Energy, Inc.*	64,033	1,212,785

		392,092,243

Total Energy		482,019,921

Financials (17.7%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	15,940	2,613,204
American Capital Ltd.*	94,205	1,193,577
Ameriprise Financial, Inc.	60,560	4,898,093
Apollo Investment Corp.	65,308	505,484
Ares Capital Corp.	70,900	1,219,480
Artisan Partners Asset Management, Inc.*	2,422	120,882
Bank of New York Mellon Corp.	332,168	9,317,312
BGC Partners, Inc., Class A	21,292	125,410
BlackRock Kelso Capital Corp.	8,252	77,239
BlackRock, Inc.	37,910	9,737,183
Charles Schwab Corp.	318,234	6,756,108
Cohen & Steers, Inc.	11,400	387,372
Cowen Group, Inc., Class A*	4,520	13,108
E*TRADE Financial Corp.*	83,210	1,053,439
Eaton Vance Corp.	34,740	1,305,877
Evercore Partners, Inc., Class A	9,899	388,833
Federated Investors, Inc., Class B	36,800	1,008,688
Fifth Street Finance Corp.	32,308	337,619
Financial Engines, Inc.	13,900	633,701
Franklin Resources, Inc.	40,630	5,526,493
GAMCO Investors, Inc., Class A	469	25,987
GFI Group, Inc.	620	2,424
Goldman Sachs Group, Inc.	130,686	19,766,257
Golub Capital BDC, Inc.	5,114	89,495
Greenhill & Co., Inc.	7,500	343,050
Hercules Technology Growth Capital, Inc.	6,999	97,566
HFF, Inc., Class A	1,794	31,879
Invesco Ltd.	127,589	4,057,330
Janus Capital Group, Inc.	67,400	573,574
Knight Capital Group, Inc., Class A*	45,010	161,586
Lazard Ltd., Class A	34,700	1,115,605
Legg Mason, Inc.	42,550	1,319,475
LPL Financial Holdings, Inc.	10,900	411,584
Main Street Capital Corp.	5,024	139,115
Morgan Stanley	435,093	10,629,322
Northern Trust Corp.	65,350	3,783,765
PennantPark Investment Corp.	8,252	91,185
Piper Jaffray Cos., Inc.*	9,900	312,939
Prospect Capital Corp.	57,900	625,320
Raymond James Financial, Inc.	37,500	1,611,750
SEI Investments Co.	42,150	1,198,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Solar Capital Ltd.	4,575	$105,637
State Street Corp.	133,350	8,695,754
Stifel Financial Corp.*	15,339	547,142
SWS Group, Inc.*	1,820	9,919
T. Rowe Price Group, Inc.	77,780	5,689,607
TD Ameritrade Holding Corp.	67,936	1,650,165
Triangle Capital Corp.	2,691	74,029
Virtus Investment Partners, Inc.*	1,319	232,500
Waddell & Reed Financial, Inc., Class A	32,120	1,397,220
Walter Investment Management Corp.*	9,008	304,560
WisdomTree Investments, Inc.*	21,000	242,970

		112,556,138

Commercial Banks (3.1%)
1st Source Corp.	360	8,554
Associated Banc-Corp	65,400	1,016,970
BancFirst Corp.	8,900	414,295
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,525	34,145
BancorpSouth, Inc.	31,550	558,435
Bank of Hawaii Corp.	13,544	681,534
Bank of the Ozarks, Inc.	3,205	138,873
BankUnited, Inc.	15,300	397,953
Banner Corp.	1,434	48,455
BB&T Corp.	200,685	6,799,208
BBCN Bancorp, Inc.	3,679	52,315
BOK Financial Corp.	9,150	586,057
Boston Private Financial Holdings, Inc.	6,999	74,469
Capital Bank Financial Corp., Class A*	5,202	98,786
CapitalSource, Inc.	60,313	565,736
Cathay General Bancorp	21,630	440,170
Central Pacific Financial Corp.*	1,883	33,894
Chemical Financial Corp.	448	11,644
CIT Group, Inc.*	65,000	3,030,950
City Holding Co.	11,030	429,618
City National Corp./California	17,200	1,089,964
CoBiz Financial, Inc.	190	1,577
Columbia Banking System, Inc.	2,782	66,239
Comerica, Inc.	54,400	2,166,752
Commerce Bancshares, Inc./Missouri	30,325	1,320,957
Community Bank System, Inc.	14,100	434,985
Cullen/Frost Bankers, Inc.	17,300	1,155,121
CVB Financial Corp.	6,638	78,063
East West Bancorp, Inc.	39,500	1,086,250
F.N.B. Corp./Pennsylvania	48,700	588,296
Fifth Third Bancorp	250,752	4,526,074
First BanCorp/Puerto Rico*	7,802	55,238
First Busey Corp.	24,100	108,450
First Citizens BancShares, Inc./North Carolina, Class A	2,200	422,510
First Commonwealth Financial Corp.	34,300	252,791
First Financial Bancorp	3,318	49,438
First Financial Bankshares, Inc.	9,400	523,204

First Financial Corp./Indiana	10,700	$331,593
First Horizon National Corp.	104,762	1,173,334
First Interstate Bancsystem, Inc.	1,794	37,190
First Midwest Bancorp, Inc./Illinois	20,700	284,004
First Niagara Financial Group, Inc.	122,945	1,238,056
First Republic Bank/California	31,800	1,223,664
FirstMerit Corp.	47,495	951,325
Fulton Financial Corp.	75,000	861,000
Glacier Bancorp, Inc.	24,600	545,874
Hancock Holding Co.	23,240	698,827
Home BancShares, Inc./Arkansas	1,794	46,590
Huntington Bancshares, Inc./Ohio	270,900	2,134,692
IBERIABANK Corp.	8,400	450,324
Independent Bank Corp./Massachusetts	628	21,666
International Bancshares Corp.	3,294	74,379
Investors Bancorp, Inc.	3,105	65,453
KeyCorp	292,900	3,233,616
M&T Bank Corp.	38,457	4,297,570
MainSource Financial Group, Inc.	240	3,223
MB Financial, Inc.	18,100	485,080
National Bank Holdings Corp., Class A	4,845	95,446
National Penn Bancshares, Inc.	43,400	440,944
NBT Bancorp, Inc.	16,500	349,305
OFG Bancorp	2,782	50,382
Old National Bancorp/Indiana	28,300	391,389
PacWest Bancorp	3,499	107,244
Park National Corp.	360	24,764
Pinnacle Financial Partners, Inc.*	15,700	403,647
PNC Financial Services Group, Inc.	152,818	11,143,489
Popular, Inc.*	38,050	1,154,057
PrivateBancorp, Inc.	12,900	273,609
Prosperity Bancshares, Inc.	15,900	823,461
Regions Financial Corp.	405,927	3,868,484
Renasant Corp.	808	19,667
S&T Bancorp, Inc.	13,000	254,800
Sandy Spring Bancorp, Inc.	10	216
SCBT Financial Corp.	717	36,130
Signature Bank/New York*	14,900	1,236,998
Simmons First National Corp., Class A	30	783
Sterling Bancorp/New York	90	1,046
Sterling Financial Corp./Washington	4,482	106,582
SunTrust Banks, Inc.	157,550	4,973,854
Susquehanna Bancshares, Inc.	58,700	754,295
SVB Financial Group*	13,400	1,116,488
Synovus Financial Corp.	296,100	864,612
TCF Financial Corp.	56,950	807,551
Texas Capital Bancshares, Inc.*	12,000	532,320
Tompkins Financial Corp.	9,239	417,510
TowneBank/Virginia	19,079	280,843
Trico Bancshares	50	1,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Trustmark Corp.	23,350	$573,943
U.S. Bancorp/Minnesota	527,842	19,081,488
UMB Financial Corp.	10,600	590,102
Umpqua Holdings Corp.	27,590	414,126
United Bankshares, Inc./West Virginia	15,700	415,265
Valley National Bancorp	71,829	680,221
ViewPoint Financial Group, Inc.	2,331	48,508
Webster Financial Corp.	25,700	659,976
Wells Fargo & Co.	1,375,063	56,748,850
WesBanco, Inc.	16,900	446,667
Westamerica Bancorp	1,705	77,901
Western Alliance Bancorp*	7,428	117,585
Wintrust Financial Corp.	11,100	424,908
Zions Bancorp	64,500	1,862,760

		160,178,713

Consumer Finance (0.9%)
American Express Co.	271,046	20,263,399
Capital One Financial Corp.	166,624	10,465,654
Cash America International, Inc.	10,200	463,692
Credit Acceptance Corp.*	3,300	346,665
DFC Global Corp.*	5,474	75,596
Discover Financial Services	146,870	6,996,887
Encore Capital Group, Inc.*	5,922	196,077
EZCORP, Inc., Class A*	16,400	276,832
First Cash Financial Services, Inc.*	8,800	433,048
Green Dot Corp., Class A*	12,800	255,360
Nelnet, Inc., Class A	2,625	94,736
Portfolio Recovery Associates, Inc.*	5,800	891,054
SLM Corp.	134,884	3,083,448
World Acceptance Corp.*	1,345	116,934

		43,959,382

Diversified Financial Services (3.2%)
Bank of America Corp.	3,065,510	39,422,459
CBOE Holdings, Inc.	27,200	1,268,608
Citigroup, Inc.	862,063	41,353,162
CME Group, Inc./Illinois	91,076	6,919,954
ING US, Inc.*	19,108	517,062
Interactive Brokers Group, Inc., Class A	22,340	356,770
IntercontinentalExchange, Inc.*	21,450	3,812,952
JPMorgan Chase & Co.	1,075,605	56,781,188
Leucadia National Corp.	91,388	2,396,193
MarketAxess Holdings, Inc.	10,860	507,705
McGraw Hill Financial, Inc.	80,830	4,299,348
Moody’s Corp.	56,650	3,451,685
MSCI, Inc.*	36,334	1,208,832
NASDAQ OMX Group, Inc.	40,300	1,321,437
NewStar Financial, Inc.*	448	5,967
NYSE Euronext	78,850	3,264,390
PHH Corp.*	16,860	343,607
PICO Holdings, Inc.*	60	1,258

		167,232,577

Insurance (4.3%)
ACE Ltd.	97,155	$8,693,429
Aflac, Inc.	133,132	7,737,632
Alleghany Corp.*	4,754	1,822,256
Allied World Assurance Co. Holdings AG	12,580	1,151,196
Allstate Corp.	134,368	6,465,788
Ambac Financial Group, Inc.*	8,163	194,524
American Equity Investment Life Holding Co.	10,801	169,576
American Financial Group, Inc./Ohio	23,830	1,165,525
American International Group, Inc.*	395,478	17,677,867
American National Insurance Co.	5,000	497,350
AMERISAFE, Inc.	1,648	53,379
Amtrust Financial Services, Inc.	12,760	455,532
Aon plc	89,278	5,745,039
Arch Capital Group Ltd.*	43,600	2,241,476
Argo Group International Holdings Ltd.	1,076	45,612
Arthur J. Gallagher & Co.	39,500	1,725,755
Aspen Insurance Holdings Ltd.	29,270	1,085,624
Assurant, Inc.	24,600	1,252,386
Assured Guaranty Ltd.	49,500	1,091,970
Axis Capital Holdings Ltd.	34,070	1,559,725
Berkshire Hathaway, Inc., Class B*	511,255	57,219,660
Brown & Brown, Inc.	35,300	1,138,072
Chubb Corp.	74,414	6,299,145
Cincinnati Financial Corp.	48,520	2,227,068
CNA Financial Corp.	13,100	427,322
CNO Financial Group, Inc.	84,000	1,088,640
EMC Insurance Group, Inc.	30	788
Employers Holdings, Inc.	1,166	28,509
Endurance Specialty Holdings Ltd.	11,700	601,965
Enstar Group Ltd.*	560	74,469
Erie Indemnity Co., Class A	10,800	860,652
Everest Reinsurance Group Ltd.	15,600	2,000,856
FBL Financial Group, Inc., Class A	907	39,464
Fidelity National Financial, Inc., Class A	67,900	1,616,699
First American Financial Corp.	39,300	866,172
Genworth Financial, Inc., Class A*	142,000	1,620,220
Global Indemnity plc*	180	4,239
Greenlight Capital Reinsurance Ltd., Class A*	1,794	44,007
Hanover Insurance Group, Inc.	10,690	523,062
Hartford Financial Services Group, Inc.	134,010	4,143,589
HCC Insurance Holdings, Inc.	37,580	1,620,074
Hilltop Holdings, Inc.*	9,505	155,882
Horace Mann Educators Corp.	1,883	45,907
Infinity Property & Casualty Corp.	448	26,772
Kemper Corp.	16,500	565,125
Lincoln National Corp.	77,550	2,828,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Loews Corp.	88,222	$3,917,057
Maiden Holdings Ltd.	2,871	32,213
Markel Corp.*	4,060	2,139,417
Marsh & McLennan Cos., Inc.	164,450	6,564,844
MBIA, Inc.*	48,900	650,859
Mercury General Corp.	8,400	369,264
MetLife, Inc.	255,260	11,680,698
Montpelier Reinsurance Holdings Ltd.	8,036	200,980
National Interstate Corp.	10	292
National Western Life Insurance Co., Class A	2,100	398,685
Navigators Group, Inc.*	448	25,554
Old Republic International Corp.	99,094	1,275,340
OneBeacon Insurance Group Ltd., Class A	22,800	330,144
PartnerReinsurance Ltd.	18,260	1,653,626
Phoenix Cos., Inc.*	4,240	182,320
Platinum Underwriters Holdings Ltd.	14,700	841,134
Primerica, Inc.	14,700	550,368
Principal Financial Group, Inc.	86,700	3,246,915
ProAssurance Corp.	19,000	991,040
Progressive Corp.	185,200	4,707,784
Protective Life Corp.	27,900	1,071,639
Prudential Financial, Inc.	132,409	9,669,829
Reinsurance Group of America, Inc.	26,010	1,797,551
RenaissanceReinsurance Holdings Ltd.	15,500	1,345,245
RLI Corp.	8,140	621,977
Safety Insurance Group, Inc.	448	21,732
Selective Insurance Group, Inc.	3,283	75,575
StanCorp Financial Group, Inc.	12,780	631,460
State Auto Financial Corp.	630	11,447
Stewart Information Services Corp.	250	6,547
Symetra Financial Corp.	30,300	484,497
Torchmark Corp.	27,270	1,776,368
Tower Group International Ltd.	4,305	88,295
Travelers Cos., Inc.	107,592	8,598,753
United Fire Group, Inc.	717	17,803
Unum Group	85,800	2,519,946
Validus Holdings Ltd.	38,558	1,392,715
W. R. Berkley Corp.	38,000	1,552,680
White Mountains Insurance Group Ltd.	1,700	977,398
XL Group plc	91,270	2,767,306

		222,085,544

Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	15,100	372,819
Alexander’s, Inc. (REIT)	189	55,511
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,214,506
American Assets Trust, Inc. (REIT)	4,422	136,463
American Campus Communities, Inc. (REIT)	28,300	1,150,678
American Capital Agency Corp. (REIT)	115,700	2,659,943

American Capital Mortgage Investment Corp. (REIT)	17,300	$310,881
American Realty Capital Properties, Inc. (REIT)	39,202	598,223
American Residential Properties, Inc. (REIT)*	4,216	72,515
American Tower Corp. (REIT)	115,500	8,451,135
Annaly Capital Management, Inc. (REIT)	289,958	3,644,772
Anworth Mortgage Asset Corp. (REIT)	20,364	114,038
Apartment Investment & Management Co. (REIT), Class A	43,188	1,297,368
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,114	81,210
ARMOUR Residential REIT, Inc. (REIT)	90,700	427,197
Ashford Hospitality Trust, Inc. (REIT)	6,370	72,936
Associated Estates Realty Corp. (REIT)	13,814	222,129
AvalonBay Communities, Inc. (REIT)	36,480	4,921,517
Aviv REIT, Inc. (REIT)	4,754	120,229
BioMed Realty Trust, Inc. (REIT)	49,800	1,007,454
Boston Properties, Inc. (REIT)	45,670	4,816,815
Brandywine Realty Trust (REIT)	51,000	689,520
BRE Properties, Inc. (REIT)	24,160	1,208,483
Camden Property Trust (REIT)	24,880	1,720,203
Campus Crest Communities, Inc. (REIT)	5,830	67,278
CapLease, Inc. (REIT)	39,828	336,148
Capstead Mortgage Corp. (REIT)	28,400	343,640
CBL & Associates Properties, Inc. (REIT)	47,891	1,025,825
Chambers Street Properties (REIT)	63,422	634,220
Chesapeake Lodging Trust (REIT)	3,230	67,152
Chimera Investment Corp. (REIT)	360,700	1,082,100
Colonial Properties Trust (REIT)	23,100	557,172
Colony Financial, Inc. (REIT)	19,100	379,899
CommonWealth REIT (REIT)	33,000	762,960
Coresite Realty Corp. (REIT)	2,871	91,326
Corporate Office Properties Trust/Maryland (REIT)	24,809	632,629
Corrections Corp. of America (REIT)	34,743	1,176,745
Cousins Properties, Inc. (REIT)	29,413	297,071
CubeSmart (REIT)	39,700	634,406
CYS Investments, Inc. (REIT)	50,500	465,105
DCT Industrial Trust, Inc. (REIT)	91,400	653,510
DDR Corp. (REIT)	84,708	1,410,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

DiamondRock Hospitality Co. (REIT)	58,300	$543,356
Digital Realty Trust, Inc. (REIT)	37,589	2,292,929
Douglas Emmett, Inc. (REIT)	53,300	1,329,835
Duke Realty Corp. (REIT)	84,800	1,322,032
DuPont Fabros Technology, Inc. (REIT)	17,600	425,040
EastGroup Properties, Inc. (REIT)	12,100	680,867
Education Realty Trust, Inc. (REIT)	24,494	250,574
EPR Properties (REIT)	14,840	746,007
Equity Lifestyle Properties, Inc. (REIT)	10,900	856,631
Equity One, Inc. (REIT)	17,800	402,814
Equity Residential (REIT)	101,632	5,900,754
Essex Property Trust, Inc. (REIT)	11,300	1,795,796
Excel Trust, Inc. (REIT)	2,602	33,332
Extra Space Storage, Inc. (REIT)	33,000	1,383,690
Federal Realty Investment Trust (REIT)	21,280	2,206,310
FelCor Lodging Trust, Inc. (REIT)*	12,379	73,160
First Industrial Realty Trust, Inc. (REIT)	29,500	447,515
First Potomac Realty Trust (REIT)	6,370	83,192
Franklin Street Properties Corp. (REIT)	17,932	236,702
General Growth Properties, Inc. (REIT)	164,507	3,268,754
GEO Group, Inc. (REIT)	24,883	844,778
Getty Realty Corp. (REIT)	808	16,685
Glimcher Realty Trust (REIT)	44,100	481,572
Government Properties Income Trust (REIT)	16,900	426,218
Hatteras Financial Corp. (REIT)	30,000	739,200
HCP, Inc. (REIT)	136,497	6,202,424
Health Care REIT, Inc. (REIT)	78,717	5,276,401
Healthcare Realty Trust, Inc. (REIT)	23,600	601,800
Healthcare Trust of America, Inc. (REIT), Class A	23,951	268,970
Hersha Hospitality Trust (REIT)	68,600	386,904
Highwoods Properties, Inc. (REIT)	29,530	1,051,563
Home Properties, Inc. (REIT)	13,610	889,686
Hospitality Properties Trust (REIT)	43,400	1,140,552
Host Hotels & Resorts, Inc. (REIT)	223,313	3,767,290
Hudson Pacific Properties, Inc. (REIT)	4,602	97,931
Inland Real Estate Corp. (REIT)	39,600	404,712

Invesco Mortgage Capital, Inc. (REIT)	38,200	$632,592
Investors Real Estate Trust (REIT)	42,400	364,640
iStar Financial, Inc. (REIT)*	15,608	176,214
Kilroy Realty Corp. (REIT)	21,800	1,155,618
Kimco Realty Corp. (REIT)	118,722	2,544,212
LaSalle Hotel Properties (REIT)	37,300	921,310
Lexington Realty Trust (REIT)	45,500	531,440
Liberty Property Trust (REIT)	32,252	1,192,034
LTC Properties, Inc. (REIT)	9,000	351,450
Macerich Co. (REIT)	42,184	2,571,958
Mack-Cali Realty Corp. (REIT)	31,539	772,390
Medical Properties Trust, Inc. (REIT)	42,800	612,896
MFA Financial, Inc. (REIT)	120,050	1,014,422
Mid-America Apartment Communities, Inc. (REIT)	11,400	772,578
National Health Investors, Inc. (REIT)	7,800	466,908
National Retail Properties, Inc. (REIT)	38,290	1,317,176
New Residential Investment Corp. (REIT)	64,407	434,103
NorthStar Realty Finance Corp. (REIT)	48,100	437,710
Omega Healthcare Investors, Inc. (REIT)	35,140	1,090,043
Parkway Properties, Inc./Maryland (REIT)	11,721	196,444
Pebblebrook Hotel Trust (REIT)	16,400	423,940
Pennsylvania Real Estate Investment Trust (REIT)	13,970	263,754
PennyMac Mortgage Investment Trust (REIT)	18,000	378,900
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,047,768
Plum Creek Timber Co., Inc. (REIT)	51,914	2,422,826
Post Properties, Inc. (REIT)	18,200	900,718
Potlatch Corp. (REIT)	14,200	574,248
Prologis, Inc. (REIT)	137,764	5,196,458
PS Business Parks, Inc. (REIT)	5,900	425,803
Public Storage (REIT)	41,902	6,424,834
Ramco-Gershenson Properties Trust (REIT)	5,473	84,996
Rayonier, Inc. (REIT)	40,425	2,239,141
Realty Income Corp. (REIT)	60,028	2,516,374
Redwood Trust, Inc. (REIT)	23,900	406,300
Regency Centers Corp. (REIT)	31,486	1,599,804
Resource Capital Corp. (REIT)	17,851	109,784
Retail Opportunity Investments Corp. (REIT)	6,459	89,780
Retail Properties of America, Inc. (REIT), Class A	26,900	384,132
RLJ Lodging Trust (REIT)	33,200	746,668
Rouse Properties, Inc. (REIT)	9,770	191,687
Ryman Hospitality Properties (REIT)	10,751	419,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sabra Health Care REIT, Inc. (REIT)	10,400	$271,544
Saul Centers, Inc. (REIT)	448	19,918
Select Income REIT (REIT)	1,974	55,351
Senior Housing Properties Trust (REIT)	54,290	1,407,740
Silver Bay Realty Trust Corp. (REIT)	15,331	253,881
Simon Property Group, Inc. (REIT)	88,759	14,016,821
SL Green Realty Corp. (REIT)	27,800	2,451,682
Sovran Self Storage, Inc. (REIT)	6,900	447,051
Spirit Realty Capital, Inc. (REIT)	11,900	210,868
STAG Industrial, Inc. (REIT)	5,024	100,229
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	469,580
Summit Hotel Properties, Inc. (REIT)	3,768	35,608
Sun Communities, Inc. (REIT)	8,600	427,936
Sunstone Hotel Investors, Inc. (REIT)*	37,100	448,168
Tanger Factory Outlet Centers (REIT)	29,500	987,070
Taubman Centers, Inc. (REIT)	20,600	1,548,090
Two Harbors Investment Corp. (REIT)	86,200	883,550
UDR, Inc. (REIT)	77,036	1,963,648
Urstadt Biddle Properties, Inc. (REIT), Class A	898	18,113
Ventas, Inc. (REIT)	84,335	5,857,909
Vornado Realty Trust (REIT)	57,847	4,792,624
Washington Real Estate Investment Trust (REIT)	24,370	655,797
Weingarten Realty Investors (REIT)	36,986	1,138,059
Weyerhaeuser Co. (REIT)	161,233	4,593,528
WP Carey, Inc. (REIT)	14,622	967,538

		181,285,848

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	16,780	667,005
AV Homes, Inc.*	70	1,241
CBRE Group, Inc., Class A*	82,225	1,920,776
Forest City Enterprises, Inc., Class A*	50,700	908,037
Forestar Group, Inc.*	3,739	75,004
Howard Hughes Corp.*	10,922	1,224,247
Jones Lang LaSalle, Inc.	16,500	1,503,810
Kennedy-Wilson Holdings, Inc.	4,982	82,901
Realogy Holdings Corp.*	32,102	1,542,180
St. Joe Co.*	20,000	421,000
Tejon Ranch Co.*	538	15,328

		8,361,529

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	399,938
Bank Mutual Corp.	38,400	216,576
Beneficial Mutual Bancorp, Inc.*	36,500	306,600
Berkshire Hills Bancorp, Inc.	808	22,430

BofI Holding, Inc.*	2,960	$135,627
Brookline Bancorp, Inc.	37,000	321,160
Capitol Federal Financial, Inc.	56,786	689,382
Dime Community Bancshares, Inc.	27,100	415,172
Doral Financial Corp.*	57,000	47,310
EverBank Financial Corp.	23,600	390,816
Flagstar Bancorp, Inc.*	4,845	67,636
Home Loan Servicing Solutions Ltd.	13,043	312,641
Hudson City Bancorp, Inc.	178,590	1,635,885
Kearny Financial Corp.*	36,700	384,983
MGIC Investment Corp.*	75,800	460,106
Nationstar Mortgage Holdings, Inc.*	10,400	389,376
New York Community Bancorp, Inc.	134,950	1,889,300
Northfield Bancorp, Inc./New Jersey	2,960	34,691
Northwest Bancshares, Inc.	33,000	445,830
OceanFirst Financial Corp.	40	622
Ocwen Financial Corp.*	32,700	1,347,894
Oritani Financial Corp.	1,705	26,734
People’s United Financial, Inc.	101,400	1,510,860
Provident Financial Services, Inc.	1,794	28,309
Radian Group, Inc.	50,400	585,648
TFS Financial Corp.*	36,000	403,200
TrustCo Bank Corp./New York	38,400	208,896
Walker & Dunlop, Inc.*	2,422	42,385
Washington Federal, Inc.	42,500	802,400

		13,522,407

Total Financials		909,182,138

Health Care (12.2%)
Biotechnology (2.2%)
ACADIA Pharmaceuticals, Inc.*	20,272	367,937
Achillion Pharmaceuticals, Inc.*	14,442	118,136
Acorda Therapeutics, Inc.*	13,100	432,169
Aegerion Pharmaceuticals, Inc.*	8,100	513,054
Alexion Pharmaceuticals, Inc.*	59,600	5,497,504
Alkermes plc*	32,800	940,704
Alnylam Pharmaceuticals, Inc.*	15,400	477,554
Amgen, Inc.	214,374	21,150,139
Arena Pharmaceuticals, Inc.*	61,400	472,780
ARIAD Pharmaceuticals, Inc.*	53,700	939,213
Biogen Idec, Inc.*	67,700	14,569,040
BioMarin Pharmaceutical, Inc.*	39,016	2,176,703
Celgene Corp.*	119,594	13,981,735
Celldex Therapeutics, Inc.*	24,309	379,463
Cepheid, Inc.*	14,400	495,648
Clovis Oncology, Inc.*	5,830	390,493
Cubist Pharmaceuticals, Inc.*	23,500	1,135,050
Exact Sciences Corp.*	17,762	247,069
Exelixis, Inc.*	17,402	79,005
Genomic Health, Inc.*	10,800	342,468
Gilead Sciences, Inc.*	437,600	22,409,496
Halozyme Therapeutics, Inc.*	35,200	279,488
Idenix Pharmaceuticals, Inc.*	23,372	84,373
ImmunoGen, Inc.*	24,300	403,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Incyte Corp.*	29,200	$642,400
Infinity Pharmaceuticals, Inc.*	30,055	488,394
Intercept Pharmaceuticals, Inc.*	1,256	56,319
InterMune, Inc.*	13,546	130,312
Ironwood Pharmaceuticals, Inc.*	30,400	302,480
Isis Pharmaceuticals, Inc.*	30,726	825,608
Lexicon Pharmaceuticals, Inc.*	13,634	29,586
Ligand Pharmaceuticals, Inc., Class B*	3,856	144,292
MannKind Corp.*	64,100	416,650
Medivation, Inc.*	20,600	1,013,520
MiMedx Group, Inc.*	4,216	29,765
Momenta Pharmaceuticals, Inc.*	4,036	60,782
Myriad Genetics, Inc.*	25,650	689,215
Neurocrine Biosciences, Inc.*	8,163	109,221
NPS Pharmaceuticals, Inc.*	21,900	330,690
Onyx Pharmaceuticals, Inc.*	23,500	2,040,270
Opko Health, Inc.*	76,800	545,280
PDL BioPharma, Inc.	26,373	203,600
Pharmacyclics, Inc.*	14,500	1,152,315
Portola Pharmaceuticals, Inc.*	1,705	41,892
Puma Biotechnology, Inc.*	2,331	103,426
Quintiles Transnational Holdings, Inc.*	6,370	271,107
Regeneron Pharmaceuticals, Inc.*	22,300	5,014,824
Sarepta Therapeutics, Inc.*	9,061	344,771
Seattle Genetics, Inc.*	33,200	1,044,472
Synageva BioPharma Corp.*	1,345	56,490
Tesaro, Inc.*	6,638	217,328
Theravance, Inc.*	17,500	674,275
United Therapeutics Corp.*	18,700	1,230,834
Vertex Pharmaceuticals, Inc.*	61,000	4,872,070

		110,964,546

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	1,345	63,901
Abbott Laboratories	444,509	15,504,474
ABIOMED, Inc.*	4,845	104,458
Alere, Inc.*	33,150	812,175
Align Technology, Inc.*	21,700	803,768
Analogic Corp.	628	45,737
ArthroCare Corp.*	1,614	55,731
Baxter International, Inc.	159,080	11,019,472
Becton, Dickinson and Co.	58,540	5,785,508
Boston Scientific Corp.*	388,326	3,599,782
C.R. Bard, Inc.	26,180	2,845,242
Cantel Medical Corp.	986	33,396
CareFusion Corp.*	63,800	2,351,030
CONMED Corp.	1,705	53,264
Cooper Cos., Inc.	14,400	1,714,320
Covidien plc	134,530	8,453,865
Cyberonics, Inc.*	8,600	446,856
DENTSPLY International, Inc.	47,700	1,953,792
DexCom, Inc.*	18,030	404,774
Edwards Lifesciences Corp.*	35,600	2,392,320
Endologix, Inc.*	8,701	115,549
Globus Medical, Inc., Class A*	23,300	392,838
Greatbatch, Inc.*	16,300	534,477
Haemonetics Corp.*	21,800	901,430

HeartWare International, Inc.*	4,300	$408,973
Hill-Rom Holdings, Inc.	25,930	873,322
Hologic, Inc.*	86,500	1,669,450
ICU Medical, Inc.*	1,883	135,689
IDEXX Laboratories, Inc.*	18,500	1,660,930
Insulet Corp.*	17,800	559,098
Integra LifeSciences Holdings Corp.*	10,300	377,289
Intuitive Surgical, Inc.*	11,700	5,926,986
Masimo Corp.	2,871	60,865
Medtronic, Inc.	290,015	14,927,072
Meridian Bioscience, Inc.	17,700	380,550
Neogen Corp.*	7,500	416,700
NuVasive, Inc.*	15,950	395,401
NxStage Medical, Inc.*	4,216	60,204
Quidel Corp.*	2,602	66,429
ResMed, Inc.	41,700	1,881,921
Sirona Dental Systems, Inc.*	18,900	1,245,132
Spectranetics Corp.*	3,679	68,724
St. Jude Medical, Inc.	82,500	3,764,475
STERIS Corp.	25,760	1,104,589
Stryker Corp.	95,170	6,155,596
Teleflex, Inc.	15,100	1,170,099
Thoratec Corp.*	23,300	729,523
Tornier N.V.*	1,974	34,545
Varian Medical Systems, Inc.*	33,310	2,246,760
Volcano Corp.*	15,900	288,267
West Pharmaceutical Services, Inc.	11,500	807,990
Wright Medical Group, Inc.*	6,010	157,522
Zimmer Holdings, Inc.	51,600	3,866,904

		111,829,164

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	8,833	292,107
Accretive Health, Inc.*	9,582	103,581
Aetna, Inc.	109,797	6,976,501
Air Methods Corp.	12,600	426,888
AmerisourceBergen Corp.	70,300	3,924,849
AMN Healthcare Services, Inc.*	3,588	51,380
Amsurg Corp.*	12,600	442,260
Bio-Reference Labs, Inc.*	5,024	144,440
BioScrip, Inc.*	7,895	130,267
Brookdale Senior Living, Inc.*	32,400	856,656
Capital Senior Living Corp.*	1,883	45,004
Cardinal Health, Inc.	98,051	4,628,007
Catamaran Corp.*	64,992	3,166,410
Centene Corp.*	14,900	781,654
Chemed Corp.	7,500	543,225
Cigna Corp.	85,140	6,171,799
Community Health Systems, Inc.	26,700	1,251,696
DaVita HealthCare Partners, Inc.*	26,521	3,203,737
Emeritus Corp.*	4,396	101,899
Ensign Group, Inc.	986	34,727
ExamWorks Group, Inc.*	2,511	53,309
Express Scripts Holding Co.*	235,851	14,549,648
Hanger, Inc.*	1,705	53,929
HCA Holdings, Inc.	72,799	2,625,132
Health Management Associates, Inc., Class A*	94,600	1,487,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Net, Inc.*	32,340	$1,029,059
HealthSouth Corp.*	26,292	757,210
Henry Schein, Inc.*	26,650	2,551,738
Humana, Inc.	45,327	3,824,692
IPC The Hospitalist Co., Inc.*	986	50,641
Kindred Healthcare, Inc.*	23,000	301,990
Laboratory Corp. of America Holdings*	29,550	2,957,955
LifePoint Hospitals, Inc.*	14,250	695,970
Magellan Health Services, Inc.*	9,200	515,936
McKesson Corp.	64,816	7,421,432
MEDNAX, Inc.*	14,820	1,357,216
Molina Healthcare, Inc.*	12,900	479,622
MWI Veterinary Supply, Inc.*	4,000	492,960
National Healthcare Corp.	269	12,858
Omnicare, Inc.	37,620	1,794,850
Owens & Minor, Inc.	26,850	908,335
Patterson Cos., Inc.	27,600	1,037,760
PharMerica Corp.*	22,370	310,048
Quest Diagnostics, Inc.	47,030	2,851,429
Select Medical Holdings Corp.	12,799	104,952
Team Health Holdings, Inc.*	18,687	767,475
Tenet Healthcare Corp.*	31,275	1,441,778
Triple-S Management Corp., Class B*	2,243	48,157
UnitedHealth Group, Inc.	290,571	19,026,589
Universal American Corp.	34,700	308,483
Universal Health Services, Inc., Class B	27,280	1,826,669
Vanguard Health Systems, Inc.*	3,588	74,415
VCA Antech, Inc.*	36,850	961,417
WellCare Health Plans, Inc.*	14,900	827,695
WellPoint, Inc.	85,826	7,024,000

		113,809,548

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	833,983
athenahealth, Inc.*	11,900	1,008,168
Cerner Corp.*	42,400	4,074,216
HealthStream, Inc.*	1,256	31,802
HMS Holdings Corp.*	28,800	671,040
MedAssets, Inc.*	7,895	140,057
Medidata Solutions, Inc.*	6,800	526,660
Quality Systems, Inc.	13,400	250,714

		7,536,640

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	102,630	4,388,459
Bio-Rad Laboratories, Inc., Class A*	8,500	953,700
Bruker Corp.*	27,900	450,585
Charles River Laboratories International, Inc.*	12,250	502,618
Covance, Inc.*	16,700	1,271,538
Illumina, Inc.*	37,000	2,769,080
Life Technologies Corp.*	52,893	3,914,611
Luminex Corp.*	2,422	49,917
Mettler-Toledo International, Inc.*	8,806	1,771,767
PAREXEL International Corp.*	22,070	1,013,896

PerkinElmer, Inc.	36,100	$1,173,250
QIAGEN N.V.*	79,200	1,576,872
Techne Corp.	11,450	790,966
Thermo Fisher Scientific, Inc.	102,572	8,680,668
Waters Corp.*	26,000	2,601,300

		31,909,227

Pharmaceuticals (4.9%)
AbbVie, Inc.	454,550	18,791,097
Actavis, Inc.*	38,520	4,861,994
Akorn, Inc.*	24,900	336,648
Allergan, Inc.	84,623	7,128,642
Auxilium Pharmaceuticals, Inc.*	10,764	179,005
Bristol-Myers Squibb Co.	468,475	20,936,148
Eli Lilly and Co.	282,914	13,896,736
Endo Health Solutions, Inc.*	33,002	1,214,144
Forest Laboratories, Inc.*	76,821	3,149,661
Hospira, Inc.*	58,150	2,227,726
Impax Laboratories, Inc.*	23,700	472,815
Jazz Pharmaceuticals plc*	12,900	886,617
Johnson & Johnson	796,868	68,419,086
Medicines Co.*	17,200	529,072
Merck & Co., Inc.	860,210	39,956,754
Mylan, Inc.*	109,633	3,401,912
Nektar Therapeutics*	37,000	427,350
Optimer Pharmaceuticals, Inc.*	7,895	114,241
Pacira Pharmaceuticals, Inc.*	4,396	127,484
Perrigo Co.	27,500	3,327,500
Pfizer, Inc.	2,018,889	56,549,081
Questcor Pharmaceuticals, Inc.	17,700	804,642
Salix Pharmaceuticals Ltd.*	21,500	1,422,225
Santarus, Inc.*	15,160	319,118
ViroPharma, Inc.*	25,200	721,980
Vivus, Inc.*	28,400	357,272
Warner Chilcott plc, Class A	68,853	1,368,798
Zoetis, Inc.	28,900	892,721

		252,820,469

Total Health Care		628,869,594

Industrials (11.0%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.	9,646	794,155
American Science & Engineering, Inc.	6,000	336,000
B/E Aerospace, Inc.*	33,160	2,091,733
Boeing Co.	216,400	22,168,016
Cubic Corp.	7,300	351,130
Curtiss-Wright Corp.	20,100	744,906
DigitalGlobe, Inc.*	15,800	489,958
Engility Holdings, Inc.*	4,661	132,466
Esterline Technologies Corp.*	11,300	816,877
Exelis, Inc.	60,850	839,121
GenCorp, Inc.*	13,096	212,941
General Dynamics Corp.	85,624	6,706,928
HEICO Corp.	16,875	849,994
Hexcel Corp.*	29,600	1,007,880
Honeywell International, Inc.	223,886	17,763,115
Huntington Ingalls Industries, Inc.	17,400	982,752
L-3 Communications Holdings, Inc.	26,270	2,252,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Lockheed Martin Corp.	76,660	$8,314,544
Moog, Inc., Class A*	18,400	948,152
Northrop Grumman Corp.	69,450	5,750,460
Orbital Sciences Corp.*	3,408	59,197
Precision Castparts Corp.	43,070	9,734,251
Raytheon Co.	96,290	6,366,695
Rockwell Collins, Inc.	43,750	2,774,187
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,024,596
Taser International, Inc.*	1,760	14,995
Teledyne Technologies, Inc.*	13,700	1,059,695
Textron, Inc.	82,100	2,138,705
TransDigm Group, Inc.	15,150	2,375,065
Triumph Group, Inc.	12,400	981,460
United Technologies Corp.	261,455	24,299,628

		124,381,992

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	428,848
C.H. Robinson Worldwide, Inc.	49,400	2,781,714
Expeditors International of Washington, Inc.	59,794	2,272,770
FedEx Corp.	93,850	9,251,733
Forward Air Corp.	1,166	44,634
Hub Group, Inc., Class A*	11,000	400,620
United Parcel Service, Inc., Class B	209,250	18,095,940
UTi Worldwide, Inc.	34,000	559,980

		33,836,239

Airlines (0.3%)
Alaska Air Group, Inc.*	27,000	1,404,000
Allegiant Travel Co.	3,856	408,697
Copa Holdings S.A., Class A	11,600	1,520,992
Delta Air Lines, Inc.*	245,315	4,589,844
JetBlue Airways Corp.*	69,900	440,370
SkyWest, Inc.	22,900	310,066
Southwest Airlines Co.	208,439	2,686,779
Spirit Airlines, Inc.*	15,339	487,320
U.S. Airways Group, Inc.*	54,300	891,606
United Continental Holdings, Inc.*	97,240	3,042,639

		15,782,313

Building Products (0.2%)
A.O. Smith Corp.	27,300	990,444
AAON, Inc.	765	25,306
Armstrong World Industries, Inc.*	6,228	297,636
Fortune Brands Home & Security, Inc.	46,150	1,787,851
Insteel Industries, Inc.	1,300	22,776
Lennox International, Inc.	16,510	1,065,555
Masco Corp.	104,600	2,038,654
NCI Building Systems, Inc.*	4,575	69,952
Nortek, Inc.*	448	28,865
Owens Corning, Inc.*	35,170	1,374,444
Ply Gem Holdings, Inc.*	4,396	88,184
Simpson Manufacturing Co., Inc.	13,800	405,996

USG Corp.*	22,500	$518,625

		8,714,288

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	11,600	284,316
ADT Corp.*	71,450	2,847,282
Avery Dennison Corp.	35,350	1,511,566
Brink’s Co.	14,300	364,793
Cintas Corp.	37,300	1,698,642
Clean Harbors, Inc.*	16,200	818,586
Copart, Inc.*	37,000	1,139,600
Covanta Holding Corp.	32,000	640,640
Deluxe Corp.	17,000	589,050
G&K Services, Inc., Class A	530	25,228
Healthcare Services Group, Inc.	21,900	536,988
Herman Miller, Inc.	17,400	471,018
HNI Corp.	16,600	598,762
Interface, Inc.	4,664	79,148
Iron Mountain, Inc.	52,970	1,409,532
KAR Auction Services, Inc.	19,819	453,261
Mine Safety Appliances Co.	1,434	66,753
Mobile Mini, Inc.*	4,128	136,843
Pitney Bowes, Inc.	73,420	1,077,806
Quad/Graphics, Inc.	1,705	41,091
R.R. Donnelley & Sons Co.	71,330	999,333
Republic Services, Inc.	78,084	2,650,171
Rollins, Inc.	21,000	543,900
Schawk, Inc.	400	5,252
Steelcase, Inc., Class A	9,418	137,314
Stericycle, Inc.*	25,700	2,838,051
Tetra Tech, Inc.*	22,100	519,571
Tyco International Ltd.	14,714	484,826
UniFirst Corp.	717	65,426
United Stationers, Inc.	12,100	405,955
Viad Corp.	930	22,804
Waste Connections, Inc.	37,550	1,544,807
Waste Management, Inc.	133,750	5,394,138
West Corp.	1,974	43,704

		30,446,157

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	1,297,032
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,886,747
EMCOR Group, Inc.	25,100	1,020,315
Fluor Corp.	51,960	3,081,748
Granite Construction, Inc.	11,500	342,240
Jacobs Engineering Group, Inc.*	37,853	2,086,836
KBR, Inc.	48,800	1,586,000
MasTec, Inc.*	18,700	615,230
Primoris Services Corp.	3,408	67,206
Quanta Services, Inc.*	64,850	1,715,931
URS Corp.	26,600	1,256,052

		14,955,337

Electrical Equipment (0.8%)
Acuity Brands, Inc.	12,755	963,258
AMETEK, Inc.	73,475	3,107,992
AZZ, Inc.	1,434	55,295
Babcock & Wilcox Co.	37,600	1,129,128
Belden, Inc.	17,100	853,803
Brady Corp., Class A	15,800	485,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Eaton Corp. plc	133,197	$8,765,695
Emerson Electric Co.	204,823	11,171,046
EnerSys, Inc.	19,900	975,896
Franklin Electric Co., Inc.	15,000	504,750
Generac Holdings, Inc.	13,498	499,561
General Cable Corp.	16,700	513,525
GrafTech International Ltd.*	15,608	113,626
Hubbell, Inc., Class B	19,300	1,910,700
II-VI, Inc.*	10,522	171,088
Polypore International, Inc.*	13,200	531,960
Powell Industries, Inc.*	90	4,649
Regal-Beloit Corp.	13,900	901,276
Rockwell Automation, Inc.	42,500	3,533,450
Roper Industries, Inc.	28,950	3,596,169
SolarCity Corp.*	8,600	324,822

		40,113,223

Industrial Conglomerates (2.0%)
3M Co.	196,671	21,505,974
Carlisle Cos., Inc.	23,000	1,433,130
Danaher Corp.	173,660	10,992,678
General Electric Co.	2,948,076	68,365,882
Raven Industries, Inc.	7,100	212,858

		102,510,522

Machinery (2.1%)
Actuant Corp., Class A	23,500	774,795
AGCO Corp.	35,200	1,766,688
Albany International Corp., Class A	1,256	41,423
Barnes Group, Inc.	18,000	539,820
Caterpillar, Inc.	191,010	15,756,415
Chart Industries, Inc.*	10,080	948,427
CLARCOR, Inc.	21,900	1,143,399
CNH Global N.V.	9,100	379,106
Colfax Corp.*	23,331	1,215,778
Crane Co.	18,600	1,114,512
Cummins, Inc.	54,344	5,894,150
Deere & Co.	111,088	9,025,900
Donaldson Co., Inc.	47,800	1,704,548
Dover Corp.	50,090	3,889,989
EnPro Industries, Inc.*	1,614	81,927
Flowserve Corp.	42,240	2,281,382
Gardner Denver, Inc.	14,500	1,090,110
Graco, Inc.	17,860	1,128,931
Harsco Corp.	30,400	704,976
IDEX Corp.	30,740	1,654,119
Illinois Tool Works, Inc.	108,312	7,491,941
Ingersoll-Rand plc	91,800	5,096,736
ITT Corp.	30,425	894,799
Joy Global, Inc.	33,780	1,639,343
Kadant, Inc.	170	5,129
Kennametal, Inc.	26,190	1,016,958
L.B. Foster Co., Class A	400	17,268
Lincoln Electric Holdings, Inc.	27,760	1,589,815
Lindsay Corp.	1,974	148,011
Manitowoc Co., Inc.	46,900	839,979
Middleby Corp.*	6,000	1,020,540
Mueller Industries, Inc.	8,200	413,526
Mueller Water Products, Inc., Class A	18,969	131,076
Navistar International Corp.*	26,900	746,744

Nordson Corp.	20,060	$1,390,359
Oshkosh Corp.*	33,900	1,287,183
PACCAR, Inc.	101,223	5,431,626
Pall Corp.	35,300	2,344,979
Parker Hannifin Corp.	45,110	4,303,494
Pentair Ltd. (Registered)	63,287	3,651,027
Proto Labs, Inc.*	5,114	332,257
RBC Bearings, Inc.*	1,434	74,496
Rexnord Corp.*	17,000	286,450
Snap-on, Inc.	18,600	1,662,468
SPX Corp.	13,876	998,794
Standex International Corp.	380	20,045
Stanley Black & Decker, Inc.	46,935	3,628,076
Sun Hydraulics Corp.	825	25,806
Terex Corp.*	33,030	868,689
Timken Co.	28,140	1,583,719
Toro Co.	19,440	882,770
Trimas Corp.*	2,602	97,003
Trinity Industries, Inc.	24,370	936,783
Valmont Industries, Inc.	7,700	1,101,793
WABCO Holdings, Inc.*	17,168	1,282,278
Wabtec Corp.	31,400	1,677,702
Watts Water Technologies, Inc., Class A	8,000	362,720
Woodward, Inc.	23,030	921,200
Xylem, Inc.	60,850	1,639,299

		108,979,276

Marine (0.0%)
Kirby Corp.*	14,250	1,133,445
Matson, Inc.	15,980	399,500

		1,532,945

Professional Services (0.3%)
Acacia Research Corp.	14,600	326,310
Advisory Board Co.*	11,680	638,312
CBIZ, Inc.*	46,920	314,833
Corporate Executive Board Co.	11,800	745,996
Dun & Bradstreet Corp.	13,700	1,335,065
Equifax, Inc.	34,820	2,051,943
Exponent, Inc.	470	27,782
FTI Consulting, Inc.*	12,600	414,414
Hill International, Inc.*	35	96
Huron Consulting Group, Inc.*	1,345	62,193
IHS, Inc., Class A*	18,443	1,925,080
Manpowergroup, Inc.	26,380	1,445,624
Nielsen Holdings N.V.	59,231	1,989,569
On Assignment, Inc.*	5,345	142,818
Resources Connection, Inc.	25,650	297,540
Robert Half International, Inc.	48,160	1,600,357
Towers Watson & Co., Class A	17,900	1,466,726
Verisk Analytics, Inc., Class A*	45,800	2,734,260
WageWorks, Inc.*	3,408	117,406

		17,636,324

Road & Rail (1.0%)
Amerco, Inc.	2,500	404,750
Arkansas Best Corp.	7,690	176,485
Avis Budget Group, Inc.*	37,290	1,072,087
Con-way, Inc.	19,100	744,136
CSX Corp.	291,883	6,768,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Genesee & Wyoming, Inc., Class A*	14,700	$1,247,148
Heartland Express, Inc.	19,800	274,626
Hertz Global Holdings, Inc.*	95,715	2,373,732
J.B. Hunt Transport Services, Inc.	28,850	2,084,124
Kansas City Southern	32,950	3,491,382
Knight Transportation, Inc.	6,638	111,651
Landstar System, Inc.	15,650	805,975
Norfolk Southern Corp.	94,070	6,834,186
Old Dominion Freight Line, Inc.*	21,750	905,235
Ryder System, Inc.	16,900	1,027,351
Swift Transportation Co.*	15,788	261,134
Union Pacific Corp.	132,985	20,516,926
Werner Enterprises, Inc.	9,000	217,530

		49,317,225

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	579,390
Aircastle Ltd.	6,190	98,978
Applied Industrial Technologies, Inc.	15,500	749,115
Beacon Roofing Supply, Inc.*	14,500	549,260
Fastenal Co.	92,800	4,254,880
GATX Corp.	13,700	649,791
Houston Wire & Cable Co.	610	8,442
MRC Global, Inc.*	22,477	620,815
MSC Industrial Direct Co., Inc., Class A	12,200	945,012
TAL International Group, Inc.*	3,947	171,971
Textainer Group Holdings Ltd.	2,983	114,667
United Rentals, Inc.*	27,722	1,383,605
W.W. Grainger, Inc.	17,450	4,400,541
Watsco, Inc.	7,814	656,063
WESCO International, Inc.*	15,220	1,034,351

		16,216,881

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,190	114,948

Total Industrials		564,537,670

Information Technology (17.2%)
Communications Equipment (1.7%)
ADTRAN, Inc.	19,100	470,051
ARRIS Group, Inc.*	41,000	588,350
Aruba Networks, Inc.*	27,400	420,864
Brocade Communications Systems, Inc.*	132,560	763,546
Ciena Corp.*	31,400	609,788
Cisco Systems, Inc.	1,520,130	36,954,360
EchoStar Corp., Class A*	10,500	410,655
F5 Networks, Inc.*	25,800	1,775,040
Finisar Corp.*	27,300	462,735
Harris Corp.	32,840	1,617,370
Infinera Corp.*	56,500	602,855
InterDigital, Inc.	14,200	634,030
Ixia*	6,190	113,896
JDS Uniphase Corp.*	76,350	1,097,913
Juniper Networks, Inc.*	163,400	3,155,254
Motorola Solutions, Inc.	69,966	4,039,137

NETGEAR, Inc.*	2,960	$90,398
Palo Alto Networks, Inc.*	6,100	257,176
Plantronics, Inc.	17,400	764,208
Polycom, Inc.*	58,600	617,644
QUALCOMM, Inc.	495,280	30,251,702
Riverbed Technology, Inc.*	47,200	734,432
Ruckus Wireless, Inc.*	17,312	221,767
Sonus Networks, Inc.*	39,022	117,456
Tellabs, Inc.	117,460	232,571
Ubiquiti Networks, Inc.	11,440	200,658
ViaSat, Inc.*	12,200	871,812

		88,075,668

Computers & Peripherals (3.0%)
3D Systems Corp.*	27,634	1,213,133
Apple, Inc.	266,832	105,686,819
Avid Technology, Inc.*	22,200	130,536
Cray, Inc.*	4,216	82,802
Dell, Inc.	365,762	4,882,923
Diebold, Inc.	16,050	540,724
Electronics for Imaging, Inc.*	2,960	83,738
EMC Corp.	606,690	14,330,018
Fusion-io, Inc.*	21,000	299,040
Hewlett-Packard Co.	554,850	13,760,280
Intermec, Inc.*	5,900	57,997
Lexmark International, Inc., Class A	18,690	571,353
NCR Corp.*	45,900	1,514,241
NetApp, Inc.*	108,950	4,116,131
QLogic Corp.*	17,134	163,801
SanDisk Corp.*	71,090	4,343,599
Stratasys Ltd.*	8,754	733,060
Synaptics, Inc.*	10,300	397,168
Western Digital Corp.	66,170	4,108,495

		157,015,858

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	50,520	3,937,529
Anixter International, Inc.*	8,286	628,162
Arrow Electronics, Inc.*	34,800	1,386,780
Avnet, Inc.*	50,520	1,697,472
AVX Corp.	28,000	329,000
Benchmark Electronics, Inc.*	3,499	70,330
Cognex Corp.	14,900	673,778
Coherent, Inc.	7,000	385,490
Corning, Inc.	438,490	6,239,713
Dolby Laboratories, Inc., Class A	20,200	675,690
FEI Co.	10,800	788,292
FLIR Systems, Inc.	42,200	1,138,134
Ingram Micro, Inc., Class A*	41,200	782,388
Insight Enterprises, Inc.*	1,974	35,019
InvenSense, Inc.*	25,834	397,327
IPG Photonics Corp.	9,100	552,643
Itron, Inc.*	15,310	649,603
Jabil Circuit, Inc.	68,100	1,387,878
Littelfuse, Inc.	6,500	484,965
Molex, Inc.	50,300	1,475,802
MTS Systems Corp.	717	40,582
National Instruments Corp.	35,700	997,458
OSI Systems, Inc.*	3,600	231,912
Plexus Corp.*	11,400	340,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Power-One, Inc.*	17,851	$112,818
RealD, Inc.*	3,588	49,873
Rofin-Sinar Technologies, Inc.*	986	24,591
Rogers Corp.*	986	46,658
Sanmina Corp.*	7,267	104,281
ScanSource, Inc.*	898	28,736
SYNNEX Corp.*	8,700	367,836
Tech Data Corp.*	11,200	527,408
Trimble Navigation Ltd.*	77,400	2,013,174
Universal Display Corp.*	10,500	295,155
Vishay Intertechnology, Inc.*	39,600	550,044

		29,447,267

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	53,600	2,280,680
Angie’s List, Inc.*	9,509	252,464
AOL, Inc.*	30,856	1,125,627
Bankrate, Inc.*	7,573	108,748
Blucora, Inc.*	4,933	91,458
comScore, Inc.*	2,691	65,633
Cornerstone OnDemand, Inc.*	10,830	468,831
CoStar Group, Inc.*	7,535	972,542
Dealertrack Technologies, Inc.*	13,300	471,219
Demand Media, Inc.*	5,650	33,900
Demandware, Inc.*	4,128	175,068
eBay, Inc.*	365,641	18,910,953
Envestnet, Inc.*	2,602	64,009
Equinix, Inc.*	14,400	2,659,968
ExactTarget, Inc.*	11,450	386,094
Facebook, Inc., Class A*	447,318	11,120,325
Google, Inc., Class A*	76,350	67,216,250
IAC/InterActiveCorp	24,850	1,181,866
j2 Global, Inc.	14,600	620,646
LinkedIn Corp., Class A*	25,042	4,464,989
Liquidity Services, Inc.*	6,907	239,466
Marketo, Inc.*	5,292	131,612
NIC, Inc.	3,679	60,814
OpenTable, Inc.*	5,500	351,725
Pandora Media, Inc.*	29,500	542,800
Rackspace Hosting, Inc.*	31,500	1,193,535
Shutterstock, Inc.*	1,345	75,024
SPS Commerce, Inc.*	1,076	59,180
Trulia, Inc.*	6,190	192,447
United Online, Inc.	58,100	440,398
ValueClick, Inc.*	22,700	560,236
VeriSign, Inc.*	46,650	2,083,389
VistaPrint N.V.*	9,700	478,889
Web.com Group, Inc.*	4,036	103,322
WebMD Health Corp.*	4,305	126,438
Xoom Corp.*	2,154	49,370
Yahoo!, Inc.*	274,704	6,897,817
Yelp, Inc.*	14,300	497,211
Zillow, Inc., Class A*	7,500	422,250

		127,177,193

IT Services (3.4%)
Accenture plc, Class A	183,027	13,170,623
Acxiom Corp.*	23,800	539,784
Alliance Data Systems Corp.*	14,500	2,624,935
Amdocs Ltd.	56,210	2,084,829
Automatic Data Processing, Inc.	138,543	9,540,071

Blackhawk Network Holdings, Inc.*	1,883	$43,686
Booz Allen Hamilton Holding Corp.	22,000	382,360
Broadridge Financial Solutions, Inc.	40,810	1,084,730
CACI International, Inc., Class A*	3,947	250,595
Cardtronics, Inc.*	14,100	389,160
Cognizant Technology Solutions Corp., Class A*	86,504	5,416,015
Computer Sciences Corp.	46,440	2,032,679
Convergys Corp.	37,300	650,139
CoreLogic, Inc.*	39,300	910,581
CSG Systems International, Inc.*	2,243	48,673
DST Systems, Inc.	11,580	756,521
EPAM Systems, Inc.*	3,768	102,414
Euronet Worldwide, Inc.*	14,700	468,342
EVERTEC, Inc.*	4,933	108,378
ExlService Holdings, Inc.*	1,705	50,400
Fidelity National Information Services, Inc.	82,195	3,521,234
Fiserv, Inc.*	38,245	3,342,995
FleetCor Technologies, Inc.*	18,856	1,532,993
Forrester Research, Inc.	1,166	42,781
Gartner, Inc.*	32,200	1,835,078
Genpact Ltd.	41,700	802,308
Global Payments, Inc.	22,557	1,044,840
Heartland Payment Systems, Inc.	12,100	450,725
iGATE Corp.*	2,422	39,769
International Business Machines Corp.	297,476	56,850,638
Jack Henry & Associates, Inc.	30,730	1,448,305
Lender Processing Services, Inc.	35,800	1,158,130
ManTech International Corp., Class A	11,200	292,544
Mastercard, Inc., Class A	33,034	18,978,033
MAXIMUS, Inc.	12,400	923,552
MoneyGram International, Inc.*	1,974	44,711
NeuStar, Inc., Class A*	17,390	846,545
Paychex, Inc.	94,910	3,466,113
SAIC, Inc.	84,150	1,172,209
Sapient Corp.*	34,200	446,652
Sykes Enterprises, Inc.*	2,062	32,497
Syntel, Inc.	5,900	370,933
TeleTech Holdings, Inc.*	20,850	488,516
Teradata Corp.*	49,760	2,499,445
Total System Services, Inc.	62,200	1,522,656
Unisys Corp.*	15,096	333,169
Vantiv, Inc., Class A*	23,895	659,502
VeriFone Systems, Inc.*	29,900	502,619
Visa, Inc., Class A	148,528	27,143,492
Western Union Co.	167,560	2,866,952
WEX, Inc.*	14,500	1,112,150

		176,427,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Office Electronics (0.1%)
Xerox Corp.	372,631	$3,379,763
Zebra Technologies Corp., Class A*	16,700	725,448

		4,105,211

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	188,500	769,080
Altera Corp.	99,550	3,284,154
Analog Devices, Inc.	89,870	4,049,542
Applied Materials, Inc.	357,320	5,327,641
Atmel Corp.*	163,000	1,198,050
ATMI, Inc.*	1,345	31,809
Avago Technologies Ltd.	76,000	2,840,880
Broadcom Corp., Class A	165,270	5,579,515
Cabot Microelectronics Corp.*	2,845	93,913
Cavium, Inc.*	16,300	576,531
Cirrus Logic, Inc.*	23,021	399,645
Cree, Inc.*	38,900	2,484,154
Cypress Semiconductor Corp.*	60,100	644,873
Diodes, Inc.*	4,216	109,490
Entegris, Inc.*	34,640	325,270
Fairchild Semiconductor International, Inc.*	45,500	627,900
First Solar, Inc.*	17,400	778,302
Freescale Semiconductor Ltd.*	36,400	493,220
Hittite Microwave Corp.*	12,800	742,400
Integrated Device Technology, Inc.*	18,299	145,294
Intel Corp.	1,415,365	34,280,140
International Rectifier Corp.*	21,300	446,022
Intersil Corp., Class A	13,814	108,025
KLA-Tencor Corp.	47,862	2,667,349
Lam Research Corp.*	47,143	2,090,321
Linear Technology Corp.	67,650	2,492,226
LSI Corp.*	185,000	1,320,900
Marvell Technology Group Ltd.	129,930	1,521,480
Maxim Integrated Products, Inc.	95,750	2,659,935
Microchip Technology, Inc.	66,400	2,473,400
Micron Technology, Inc.*	308,350	4,418,656
Microsemi Corp.*	31,400	714,350
MKS Instruments, Inc.	15,800	419,332
Monolithic Power Systems, Inc.	4,396	105,988
NVIDIA Corp.	190,160	2,667,945
OmniVision Technologies, Inc.*	19,350	360,878
ON Semiconductor Corp.*	162,500	1,313,000
PMC-Sierra, Inc.*	61,500	390,525
Power Integrations, Inc.	9,100	369,096
Rambus, Inc.*	13,365	114,805
RF Micro Devices, Inc.*	44,700	239,145
Semtech Corp.*	22,600	791,678
Silicon Laboratories, Inc.*	13,440	556,550
Skyworks Solutions, Inc.*	59,100	1,293,699
Spansion, Inc., Class A*	3,318	41,541
SunEdison, Inc.*	54,070	441,752
SunPower Corp.*	21,400	442,980
Teradyne, Inc.*	61,310	1,077,217
Tessera Technologies, Inc.	4,036	83,949
Texas Instruments, Inc.	317,530	11,072,271
TriQuint Semiconductor, Inc.*	33,460	231,878
Ultratech, Inc.*	2,871	105,423

Veeco Instruments, Inc.*	11,300	$400,246
Xilinx, Inc.	78,700	3,117,307

		111,331,672

Software (3.7%)
ACI Worldwide, Inc.*	12,500	581,000
Activision Blizzard, Inc.	143,500	2,046,310
Adobe Systems, Inc.*	144,720	6,593,443
Advent Software, Inc.*	14,000	490,840
ANSYS, Inc.*	28,900	2,112,590
Aspen Technology, Inc.*	32,500	935,675
Autodesk, Inc.*	73,050	2,479,317
AVG Technologies N.V.*	5,114	99,467
Blackbaud, Inc.	11,662	379,831
BMC Software, Inc.*	49,100	2,216,374
Bottomline Technologies (de), Inc.*	2,422	61,252
BroadSoft, Inc.*	3,856	106,426
CA, Inc.	94,851	2,715,584
Cadence Design Systems, Inc.*	82,930	1,200,826
Citrix Systems, Inc.*	57,050	3,441,827
CommVault Systems, Inc.*	15,300	1,161,117
Compuware Corp.	85,050	880,268
Comverse, Inc.*	2,130	63,389
Concur Technologies, Inc.*	14,000	1,139,320
Electronic Arts, Inc.*	87,900	2,019,063
EPIQ Systems, Inc.	30,400	409,488
FactSet Research Systems, Inc.	12,972	1,322,366
Fair Isaac Corp.	13,100	600,373
FleetMatics Group plc*	2,062	68,520
Fortinet, Inc.*	40,400	707,000
Guidewire Software, Inc.*	8,200	344,810
Imperva, Inc.*	2,154	97,016
Infoblox, Inc.*	12,737	372,685
Informatica Corp.*	37,700	1,318,746
Interactive Intelligence Group, Inc.*	898	46,337
Intuit, Inc.	85,003	5,187,733
Jive Software, Inc.*	9,598	174,396
Manhattan Associates, Inc.*	6,000	462,960
Mentor Graphics Corp.	37,800	738,990
MICROS Systems, Inc.*	30,400	1,311,760
Microsoft Corp.	2,350,302	81,155,928
MicroStrategy, Inc., Class A*	2,900	252,184
Monotype Imaging Holdings, Inc.	1,974	50,159
NetScout Systems, Inc.*	2,422	56,529
NetSuite, Inc.*	8,900	816,486
Nuance Communications, Inc.*	84,490	1,552,926
Oracle Corp.	1,011,671	31,078,533
Pegasystems, Inc.	7,831	259,363
Progress Software Corp.*	19,000	437,190
Proofpoint, Inc.*	3,947	95,636
PROS Holdings, Inc.*	1,525	45,674
PTC, Inc.*	35,711	875,991
QLIK Technologies, Inc.*	23,900	675,653
RealPage, Inc.*	14,600	267,764
Red Hat, Inc.*	54,788	2,619,962
Rovi Corp.*	41,550	949,002
Salesforce.com, Inc.*	170,400	6,505,872
ServiceNow, Inc.*	21,215	856,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Silver Spring Networks, Inc.*	1,345	$33,544
SolarWinds, Inc.*	19,400	752,914
Solera Holdings, Inc.	21,110	1,174,772
Sourcefire, Inc.*	9,100	505,505
Splunk, Inc.*	27,184	1,260,250
SS&C Technologies Holdings, Inc.*	14,100	463,890
Symantec Corp.	199,828	4,490,135
Synchronoss Technologies, Inc.*	10,910	336,792
Synopsys, Inc.*	48,120	1,720,290
Take-Two Interactive Software, Inc.*	25,700	384,729
TIBCO Software, Inc.*	60,140	1,286,996
TiVo, Inc.*	39,400	435,370
Tyler Technologies, Inc.*	9,400	644,370
Ultimate Software Group, Inc.*	6,600	774,114
Verint Systems, Inc.*	14,800	524,956
VirnetX Holding Corp.*	13,700	273,863
VMware, Inc., Class A*	27,800	1,862,322
Workday, Inc., Class A*	7,600	487,084
Zynga, Inc., Class A*	123,800	344,164

		190,194,885

Total Information Technology		883,774,755

Materials (3.6%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	59,778	5,473,871
Airgas, Inc.	21,400	2,042,844
Albemarle Corp.	29,800	1,856,242
Ashland, Inc.	25,564	2,134,594
Axiall Corp.	20,500	872,890
Balchem Corp.	5,800	259,550
Cabot Corp.	19,700	737,174
Celanese Corp.	52,600	2,356,480
CF Industries Holdings, Inc.	17,071	2,927,677
Chemtura Corp.*	31,600	641,480
Cytec Industries, Inc.	12,578	921,339
Dow Chemical Co.	349,980	11,258,857
E.I. du Pont de Nemours & Co.	262,918	13,803,195
Eastman Chemical Co.	45,428	3,180,414
Ecolab, Inc.	75,888	6,464,899
FMC Corp.	39,353	2,402,894
H.B. Fuller Co.	16,100	608,741
Huntsman Corp.	55,200	914,112
International Flavors & Fragrances, Inc.	27,100	2,036,836
Intrepid Potash, Inc.	11,215	213,646
Kronos Worldwide, Inc.	4,722	76,685
LyondellBasell Industries N.V., Class A	113,470	7,518,522
Minerals Technologies, Inc.	11,400	471,276
Monsanto Co.	152,108	15,028,270
Mosaic Co.	86,530	4,656,179
NewMarket Corp.	3,300	866,448
Olin Corp.	29,800	712,816
PolyOne Corp.	31,700	785,526
PPG Industries, Inc.	41,800	6,119,938
Praxair, Inc.	84,344	9,713,055
Rockwood Holdings, Inc.	19,730	1,263,312
RPM International, Inc.	49,050	1,566,657

Scotts Miracle-Gro Co., Class A	19,400	$937,214
Sensient Technologies Corp.	20,600	833,682
Sherwin-Williams Co.	26,900	4,750,540
Sigma-Aldrich Corp.	34,900	2,804,564
Stepan Co.	717	39,872
Taminco Corp.*	3,140	64,025
Valspar Corp.	25,958	1,678,704
W.R. Grace & Co.*	22,000	1,848,880
Westlake Chemical Corp.	7,200	694,152

		123,538,052

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	954,288
Martin Marietta Materials, Inc.	13,600	1,338,512
Texas Industries, Inc.*	6,500	423,410
Vulcan Materials Co.	40,100	1,941,241

		4,657,451

Containers & Packaging (0.3%)
AptarGroup, Inc.	20,200	1,115,242
Ball Corp.	47,300	1,964,842
Bemis Co., Inc.	29,800	1,166,372
Berry Plastics Group, Inc.*	6,638	146,501
Crown Holdings, Inc.*	46,350	1,906,375
Graphic Packaging Holding Co.*	53,916	417,310
Greif, Inc., Class A	14,800	779,516
MeadWestvaco Corp.	60,600	2,067,066
Owens-Illinois, Inc.*	48,216	1,339,923
Packaging Corp. of America	33,700	1,649,952
Rock-Tenn Co., Class A	23,500	2,347,180
Sealed Air Corp.	69,960	1,675,542
Silgan Holdings, Inc.	20,400	957,984
Sonoco Products Co.	32,660	1,129,056

		18,662,861

Metals & Mining (0.6%)
Alcoa, Inc.	342,450	2,677,959
Allegheny Technologies, Inc.	35,260	927,691
Carpenter Technology Corp.	14,900	671,543
Cliffs Natural Resources, Inc.	48,640	790,400
Coeur Mining, Inc.*	32,176	427,941
Commercial Metals Co.	49,390	729,490
Compass Minerals International, Inc.	12,400	1,048,172
Freeport-McMoRan Copper & Gold, Inc.	297,536	8,214,969
Globe Specialty Metals, Inc.	5,800	63,046
Hecla Mining Co.	27,100	80,758
Kaiser Aluminum Corp.	1,614	99,971
Newmont Mining Corp.	147,600	4,420,620
Nucor Corp.	96,320	4,172,582
Reliance Steel & Aluminum Co.	22,200	1,455,432
Royal Gold, Inc.	18,000	757,440
Schnitzer Steel Industries, Inc., Class A	300	7,014
Southern Copper Corp.	50,544	1,396,025
Steel Dynamics, Inc.	71,300	1,063,083
Stillwater Mining Co.*	31,658	340,007
Tahoe Resources, Inc.*	22,800	322,620
United States Steel Corp.	51,590	904,373
Worthington Industries, Inc.	15,600	494,676

		31,065,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.2%)
Boise Cascade Co.*	3,768	$95,745
Buckeye Technologies, Inc.	11,400	422,256
Clearwater Paper Corp.*	5,250	247,065
Domtar Corp.	14,540	966,910
International Paper Co.	126,350	5,598,569
KapStone Paper and Packaging Corp.	10,406	418,113
Louisiana-Pacific Corp.*	42,500	628,575
Resolute Forest Products, Inc.*	4,485	59,067
Schweitzer-Mauduit International, Inc.	9,000	448,920

		8,885,220

Total Materials		186,809,396

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
8x8, Inc.*	17,438	143,689
AT&T, Inc.	1,533,211	54,275,669
Atlantic Tele-Network, Inc.	928	46,084
Cbeyond, Inc.*	3,743	29,345
CenturyLink, Inc.	174,342	6,162,990
Cincinnati Bell, Inc.*	42,886	131,231
Cogent Communications Group, Inc.	6,536	183,988
Consolidated Communications Holdings, Inc.	4,411	76,796
Fairpoint Communications, Inc.*	1,417	11,832
Frontier Communications Corp.	374,990	1,518,710
General Communication, Inc., Class A*	3,074	24,069
Hawaiian Telcom Holdco, Inc.*	838	21,084
IDT Corp., Class B	4,271	79,825
inContact, Inc.*	13,818	113,584
Intelsat S.A.*	4,305	86,100
Iridium Communications, Inc.*	8,945	69,413
Level 3 Communications, Inc.*	46,946	989,622
Lumos Networks Corp.	2,356	40,288
magicJack VocalTec Ltd.*	7,488	106,255
Neutral Tandem, Inc.	15,921	91,546
ORBCOMM, Inc.*	3,754	16,855
Premiere Global Services, Inc.*	3,754	45,311
Primus Telecommunications Group, Inc.	1,200	14,328
Towerstream Corp.*	3,000	7,650
tw telecom, Inc.*	44,214	1,244,182
Verizon Communications, Inc.	813,036	40,928,232
Vonage Holdings Corp.*	25,560	72,335
Windstream Corp.	203,711	1,570,612

		108,101,625

Wireless Telecommunication Services (0.4%)
Boingo Wireless, Inc.*	2,894	17,972
Clearwire Corp., Class A*	126,200	628,476
Crown Castle International Corp.*	84,650	6,127,813
Leap Wireless International, Inc.*	25,531	171,824
NII Holdings, Inc.*	37,800	252,126
NTELOS Holdings Corp.	12,431	204,614

SBA Communications Corp., Class A*	37,500	$2,779,500
Shenandoah Telecommunications Co.	1,208	20,149
Sprint Nextel Corp.*	706,932	4,962,663
Telephone & Data Systems, Inc.	28,186	694,785
T-Mobile US, Inc.*	53,900	1,337,259
U.S. Cellular Corp.	2,245	82,369
USA Mobility, Inc.	2,434	33,029

		17,312,579

Total Telecommunication Services		125,414,204

Utilities (3.3%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	523,425
American Electric Power Co., Inc.	139,770	6,258,901
Cleco Corp.	16,100	747,523
Duke Energy Corp.	200,824	13,555,620
Edison International	92,176	4,439,196
Entergy Corp.	51,000	3,553,680
Exelon Corp.	249,056	7,690,849
FirstEnergy Corp.	118,804	4,436,141
Great Plains Energy, Inc.	42,518	958,356
Hawaiian Electric Industries, Inc.	34,200	865,602
IDACORP, Inc.	11,450	546,852
ITC Holdings Corp.	14,800	1,351,240
NextEra Energy, Inc.	121,150	9,871,302
Northeast Utilities	92,909	3,904,036
NV Energy, Inc.	68,200	1,599,972
OGE Energy Corp.	30,300	2,066,460
Pepco Holdings, Inc.	69,250	1,396,080
Pinnacle West Capital Corp.	32,500	1,802,775
PNM Resources, Inc.	28,700	636,853
Portland General Electric Co.	28,500	871,815
PPL Corp.	174,850	5,290,961
Southern Co.	251,450	11,096,489
UIL Holdings Corp.	18,500	707,625
UNS Energy Corp.	12,200	545,706
Westar Energy, Inc.	43,900	1,403,044
Xcel Energy, Inc.	150,480	4,264,603

		90,385,106

Gas Utilities (0.2%)
AGL Resources, Inc.	38,283	1,640,809
Atmos Energy Corp.	25,200	1,034,712
Laclede Group, Inc.	8,343	380,941
National Fuel Gas Co.	21,100	1,222,745
New Jersey Resources Corp.	9,800	406,994
ONEOK, Inc.	64,600	2,668,626
Piedmont Natural Gas Co., Inc.	19,900	671,426
Questar Corp.	47,000	1,120,950
South Jersey Industries, Inc.	12,100	694,661
Southwest Gas Corp.	17,200	804,788
UGI Corp.	32,450	1,269,120
WGL Holdings, Inc.	19,100	825,502

		12,741,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	174,008	$2,086,356
Calpine Corp.*	116,500	2,473,295
Dynegy, Inc.*	25,476	574,484
NRG Energy, Inc.	97,021	2,590,460

		7,724,595

Multi-Utilities (1.1%)
Alliant Energy Corp.	34,800	1,754,616
Ameren Corp.	77,000	2,651,880
Avista Corp.	19,200	518,784
Black Hills Corp.	13,000	633,750
CenterPoint Energy, Inc.	134,050	3,148,834
CMS Energy Corp.	71,500	1,942,655
Consolidated Edison, Inc.	82,600	4,816,406
Dominion Resources, Inc.	164,150	9,327,003
DTE Energy Co.	52,800	3,538,128
Integrys Energy Group, Inc.	20,300	1,188,159
MDU Resources Group, Inc.	48,250	1,250,158
NiSource, Inc.	92,700	2,654,928
NorthWestern Corp.	10,200	406,980
PG&E Corp.	121,220	5,543,391
Public Service Enterprise Group, Inc.	142,117	4,641,541
SCANA Corp.	38,550	1,892,805
Sempra Energy	71,390	5,836,846
TECO Energy, Inc.	59,350	1,020,227
Vectren Corp.	30,700	1,038,581
Wisconsin Energy Corp.	64,400	2,639,756

		56,445,428

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	$2,234,666
Aqua America, Inc.	40,050	1,253,165

		3,487,831

Total Utilities		170,784,234

Total Common Stocks (98.8%) (Cost $3,307,356,437)		5,078,377,725

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	20,800	3,536

Total Investments (98.8%) (Cost $3,307,356,437)		5,078,381,261
Other Assets Less Liabilities (1.2%)		59,706,938

Net Assets (100%)		$5,138,088,199

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,647,100.
@	Shares are less than 0.5

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	72	September-13	$7,019,676	$7,017,840	$(1,836)
S&P 500 E-Mini Index	609	September-13	49,326,005	48,698,685	(627,320)

					$(629,156)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$662,726,265	$610,168	$—	$663,336,433
Consumer Staples	463,649,380	—	—	463,649,380
Energy	482,019,921	—	—	482,019,921
Financials	909,182,138	—	—	909,182,138
Health Care	628,869,594	—	—	628,869,594
Industrials	563,642,871	894,799	—	564,537,670
Information Technology	883,774,755	—	—	883,774,755
Materials	186,029,880	779,516	—	186,809,396
Telecommunication Services	125,414,204	—	—	125,414,204
Utilities	170,784,234	—	—	170,784,234
Rights
Consumer Discretionary	3,536	—	—	3,536

Total Assets	$5,076,096,778	$2,284,483	$—	$5,078,381,261

Liabilities:
Futures	$(629,156)	$—	$—	$(629,156)

Total Liabilities	$(629,156)	$—	$—	$(629,156)

Total	$5,075,467,622	$2,284,483	$—	$5,077,752,105

(a)	Securities with a market value of $2,284,483 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(629,156	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(629,156)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,514,678	—	—	4,514,678
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,514,678	$—	$—	$4,514,678

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(892,440)	—	—	(892,440)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(892,440)	$—	$—	$(892,440)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of $35,653,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(222,660)	$222,660	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$146,691,392
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$365,462,227

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,054,345,498
Aggregate gross unrealized depreciation	(332,017,787)

Net unrealized appreciation	$1,722,327,711

Federal income tax cost of investments	$3,356,053,550

The Portfolio has a net capital loss carryforward of $1,910,970,011 of which $226,578,990 expires in the year 2016 and $1,684,391,021 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $3,307,356,437)	$5,078,381,261
Cash	45,793,854
Receivable for securities sold	71,539,001
Dividends, interest and other receivables	6,378,593
Receivable from Separate Accounts for Trust shares sold	469,750
Other assets	69,141

Total assets	5,202,631,600

LIABILITIES
Payable for securities purchased	58,001,743
Payable to Separate Accounts for Trust shares redeemed	3,148,890
Investment management fees payable	1,483,036
Distribution fees payable - Class IA	790,961
Administrative fees payable	434,678
Distribution fees payable - Class IB	275,333
Due to broker for futures variation margin	222,660
Trustees’ fees payable	14,042
Accrued expenses	172,058

Total liabilities	64,543,401

NET ASSETS	$5,138,088,199

Net assets were comprised of:
Paid in capital	$5,169,892,280
Accumulated undistributed net investment income (loss)	36,443,028
Accumulated undistributed net realized gain (loss) on investments and futures	(1,838,642,777)
Net unrealized appreciation (depreciation) on investments and futures	1,770,395,668

Net assets	$5,138,088,199

Class IA
Net asset value, offering and redemption price per share, $3,809,473,868 / 184,831,753 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.61

Class IB
Net asset value, offering and redemption price per share, $1,328,614,331 / 64,806,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,881 foreign withholding tax)	$51,200,185
Interest	14,031

Total income	51,214,216

EXPENSES
Investment management fees	8,767,002
Distribution fees - Class IA	4,691,950
Administrative fees	2,571,664
Distribution fees - Class IB	1,608,529
Printing and mailing expenses	274,807
Professional fees	75,252
Trustees’ fees	68,949
Custodian fees	57,540
Miscellaneous	50,482

Total expenses	18,166,175

NET INVESTMENT INCOME (LOSS)	33,048,041

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	120,416,121
Futures	4,514,678

Net realized gain (loss)	124,930,799

Change in unrealized appreciation (depreciation) on:
Securities	480,155,519
Futures	(892,440)

Net change in unrealized appreciation (depreciation)	479,263,079

NET REALIZED AND UNREALIZED GAIN (LOSS)	604,193,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$637,241,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,048,041	$73,556,252
Net realized gain (loss) on investments and futures	124,930,799	148,427,135
Net change in unrealized appreciation (depreciation) on investments and futures	479,263,079	467,365,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	637,241,919	689,348,735

DIVIDENDS:
Dividends from net investment income
Class IA	—	(55,174,109)
Class IB	—	(18,681,293)

TOTAL DIVIDENDS	—	(73,855,402)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,278,637 and 2,163,497 shares, respectively]	25,697,843	38,279,417
Capital shares issued in reinvestment of dividends [ 0 and 3,036,340 shares, respectively]	—	55,174,109
Capital shares repurchased [(11,254,124) and (25,116,011) shares, respectively]	(224,471,513)	(442,531,960)

Total Class IA transactions	(198,773,670)	(349,078,434)

Class IB
Capital shares sold [2,869,394 and 2,435,948 shares, respectively]	57,726,630	42,481,818
Capital shares issued in reinvestment of dividends [ 0 and 1,033,535 shares, respectively ]	—	18,681,293
Capital shares repurchased [(4,301,610) and (9,946,587) shares, respectively]	(85,563,644)	(174,381,421)

Total Class IB transactions	(27,837,014)	(113,218,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(226,610,684)	(462,296,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	410,631,235	153,196,589
NET ASSETS:
Beginning of period	4,727,456,964	4,574,260,375

End of period (a)	$5,138,088,199	$4,727,456,964

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$36,443,028	$3,394,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$18.13	$15.94	$16.07	$14.04	$11.11	$20.27

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.27 (e)	0.25 (e)	0.22 (e)	0.24 (e)	0.29 (e)
Net realized and unrealized gain (loss) on investments and futures	2.35	2.21	(0.13)	2.04	2.94	(9.14)

Total from investment operations	2.48	2.48	0.12	2.26	3.18	(8.85)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.25)	(0.23)	(0.25)	(0.31)

Net asset value, end of period	$20.61	$18.13	$15.94	$16.07	$14.04	$11.11

Total return (b)	13.68%	15.54%	0.82%	16.14%	28.68%	(43.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,809,474	$3,532,647	$3,421,651	$3,823,474	$3,688,279	$3,168,157
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.72%	0.47%	0.47%	0.49%	0.46%
Before fees paid indirectly (a)	0.72%	0.72%	0.47%	0.47%	0.49%	0.61%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.31%	1.54%	1.50%	1.53%	2.02%	1.79%
Before fees paid indirectly (a)	1.31%	1.54%	1.50%	1.53%	2.02%	1.64%
Portfolio turnover rate	3%	3%	5%	10%	4%	83%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$18.04	$15.85	$15.99	$13.96	$11.05	$20.16

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.27 (e)	0.20 (e)	0.18 (e)	0.21 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments and futures	2.33	2.21	(0.13)	2.04	2.91	(9.08)

Total from investment operations	2.46	2.48	0.07	2.22	3.12	(8.83)

Less distributions:
Dividends from net investment income	—	(0.29)	(0.21)	(0.19)	(0.21)	(0.28)

Net asset value, end of period	$20.50	$18.04	$15.85	$15.99	$13.96	$11.05

Total return (b)	13.64%	15.62%	0.50%	15.93%	28.31%	(43.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,328,614	$1,194,810	$1,152,609	$1,297,833	$1,256,746	$1,034,651
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.72%	0.72%	0.72%	0.74%	0.71%
Before fees paid indirectly (a)	0.72%	0.72%	0.72%	0.72%	0.74%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.31%	1.54%	1.25%	1.28%	1.77%	1.54%
Before fees paid indirectly (a)	1.31%	1.54%	1.25%	1.28%	1.77%	1.39%
Portfolio turnover rate	3%	3%	5%	10%	4%	83%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(ee)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Common Stock Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operation of the EQ/Common Stock Index Portfolio.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	66.9%
Corporate Bonds	29.2
Investment Companies	2.8
Cash and Other	1.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$981.30	$3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.23	3.60
Class IB
Actual	1,000.00	981.30	3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.23	3.60
Class K
Actual	1,000.00	982.30	2.30
Hypothetical (5% average return before expenses)	1,000.00	1,022.47	2.35

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.2%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$819,000	$903,683
4.250%, 3/1/21	680,000	712,713

		1,616,396

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	171,409
3.875%, 5/15/23	250,000	233,325
Carnival Corp.
1.875%, 12/15/17	500,000	481,475
Darden Restaurants, Inc.
4.500%, 10/15/21	425,000	433,745
3.350%, 11/1/22	500,000	457,426
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	259,192
5.375%, 8/15/21	250,000	267,360
International Game Technology
7.500%, 6/15/19	202,000	234,723
Marriott International, Inc.
3.250%, 9/15/22	1,500,000	1,397,319
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,160,331
5.350%, 3/1/18	743,000	849,834
5.000%, 2/1/19	750,000	852,250
3.625%, 5/20/21	400,000	414,700
Starbucks Corp.
6.250%, 8/15/17	500,000	578,914
Wyndham Worldwide Corp.
2.500%, 3/1/18	800,000	780,000
4.250%, 3/1/22	1,000,000	972,500
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,058,359
3.875%, 11/1/20	1,000,000	1,015,469

		11,618,331

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	237,638
Mohawk Industries, Inc.
3.850%, 2/1/23	1,000,000	951,600
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,099,506
Tupperware Brands Corp.
4.750%, 6/1/21	400,000	405,082
Whirlpool Corp.
4.850%, 6/15/21	300,000	321,458
3.700%, 3/1/23	250,000	239,596

		3,254,880

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
0.650%, 11/27/15	750,000	741,958
2.500%, 11/29/22	1,000,000	906,867
Expedia, Inc.
7.456%, 8/15/18	500,000	576,875
5.950%, 8/15/20	1,100,000	1,163,250

QVC, Inc.
5.125%, 7/2/22	$500,000	$505,000
4.375%, 3/15/23§	300,000	276,750

		4,170,700

Leisure Equipment & Products (0.0%)
Mattel, Inc.
1.700%, 3/15/18	500,000	484,319
3.150%, 3/15/23	300,000	283,738

		768,057

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	250,000	322,963
5.750%, 4/15/20	1,000,000	1,136,224
3.375%, 3/1/22	2,000,000	1,907,600
CC Holdings GS V LLC/Crown Castle GS III Corp..
2.381%, 12/15/17	500,000	486,485
3.849%, 4/15/23	500,000	466,262
Comcast Corp.
5.900%, 3/15/16	2,262,000	2,542,127
6.500%, 1/15/17	1,416,000	1,643,409
5.700%, 7/1/19	1,189,000	1,385,132
5.150%, 3/1/20	2,500,000	2,861,486
3.125%, 7/15/22	800,000	776,080
2.850%, 1/15/23	2,000,000	1,879,200
COX Communications, Inc.
5.450%, 12/15/14	219,000	233,651
5.500%, 10/1/15	1,000,000	1,096,048
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,307,453
3.550%, 3/15/15	2,022,000	2,100,785
1.750%, 1/15/18	1,000,000	960,600
5.875%, 10/1/19	500,000	562,690
5.200%, 3/15/20	604,000	651,757
4.600%, 2/15/21	1,000,000	1,039,613
5.000%, 3/1/21	1,500,000	1,572,913
3.800%, 3/15/22	850,000	811,750
Discovery Communications LLC
3.700%, 6/1/15	300,000	315,037
5.050%, 6/1/20	2,000,000	2,200,861
3.300%, 5/15/22	500,000	478,195
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	675,708
Interpublic Group of Cos., Inc.
2.250%, 11/15/17 (b)	750,000	731,250
4.000%, 3/15/22	315,000	299,250
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,101,800
5.150%, 4/30/20	1,845,000	2,098,555
4.375%, 4/1/21	1,500,000	1,619,209
News America, Inc.
8.000%, 10/17/16	2,000,000	2,402,600
6.900%, 3/1/19	596,000	716,178
5.650%, 8/15/20	500,000	569,766
4.500%, 2/15/21	500,000	534,050
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	545,890
4.450%, 8/15/20	1,218,000	1,268,669
3.625%, 5/1/22	1,000,000	958,591
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,884,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Thomson Reuters Corp.
5.700%, 10/1/14	$870,000	$920,650
0.875%, 5/23/16	313,000	309,150
6.500%, 7/15/18	708,000	832,650
4.700%, 10/15/19	369,000	424,728
Time Warner Cable, Inc.
3.500%, 2/1/15	173,000	179,336
5.850%, 5/1/17	1,306,000	1,437,906
6.750%, 7/1/18	2,500,000	2,899,250
8.750%, 2/14/19	1,000,000	1,228,814
8.250%, 4/1/19	1,096,000	1,316,515
5.000%, 2/1/20	861,000	898,712
4.000%, 9/1/21	1,500,000	1,446,450
Time Warner, Inc.
5.875%, 11/15/16	1,280,000	1,465,808
4.875%, 3/15/20	2,200,000	2,385,680
4.700%, 1/15/21	1,500,000	1,596,450
3.400%, 6/15/22	400,000	386,388
Viacom, Inc.
4.375%, 9/15/14	573,000	597,694
1.250%, 2/27/15	300,000	301,313
6.250%, 4/30/16	1,205,000	1,364,151
5.625%, 9/15/19	1,391,000	1,594,222
3.125%, 6/15/22	500,000	471,550
3.250%, 3/15/23	250,000	234,463
Walt Disney Co.
6.000%, 7/17/17	346,000	406,003
1.100%, 12/1/17	2,000,000	1,947,129
5.500%, 3/15/19	500,000	581,650
2.750%, 8/16/21	1,000,000	975,500
2.550%, 2/15/22	2,000,000	1,908,612
2.350%, 12/1/22	500,000	462,190
Washington Post Co.
7.250%, 2/1/19	500,000	585,273
WPP Finance 2010
4.750%, 11/21/21	160,000	165,274
WPP Finance UK Corp.
8.000%, 9/15/14	321,000	346,019

		74,813,960

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,051,250
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	206,389
Kohl’s Corp.
6.250%, 12/15/17	648,000	742,656
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	799,000	836,953
5.900%, 12/1/16	1,069,000	1,215,987
3.875%, 1/15/22	400,000	395,000
Nordstrom, Inc.
6.250%, 1/15/18	277,000	324,094
4.750%, 5/1/20	584,000	643,505
4.000%, 10/15/21	600,000	633,440
Target Corp.
1.125%, 7/18/14	300,000	301,987
5.875%, 7/15/16	1,000,000	1,135,039
6.000%, 1/15/18	1,050,000	1,229,191
3.875%, 7/15/20	1,000,000	1,066,392

		9,781,883

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	$160,000	$159,132
AutoZone, Inc.
5.750%, 1/15/15	173,000	184,549
4.000%, 11/15/20	1,700,000	1,729,298
3.700%, 4/15/22	350,000	339,621
Gap, Inc.
5.950%, 4/12/21	1,000,000	1,106,092
Home Depot, Inc.
5.400%, 3/1/16	2,996,000	3,331,681
2.700%, 4/1/23	800,000	753,773
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	545,973
2.125%, 4/15/16	1,000,000	1,027,531
1.625%, 4/15/17	250,000	250,267
4.625%, 4/15/20	839,000	932,568
3.120%, 4/15/22	750,000	739,518
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	196,332
4.625%, 9/15/21	300,000	313,467
3.800%, 9/1/22	300,000	295,937
3.850%, 6/15/23	250,000	241,496
TJX Cos., Inc.
4.200%, 8/15/15	200,000	212,527
6.950%, 4/15/19	385,000	472,028
2.500%, 5/15/23	350,000	323,648

		13,155,438

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	260,468
NIKE, Inc.
2.250%, 5/1/23	350,000	322,234

		582,702

Total Consumer Discretionary		119,762,347

Consumer Staples (2.2%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,121,710
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	2,625,000	2,789,471
4.125%, 1/15/15	975,000	1,024,623
0.800%, 7/15/15	1,000,000	998,886
0.800%, 1/15/16	750,000	744,018
1.375%, 7/15/17	1,345,000	1,325,193
1.250%, 1/17/18	500,000	485,616
7.750%, 1/15/19	3,000,000	3,775,860
5.375%, 1/15/20	1,500,000	1,732,734
4.375%, 2/15/21	1,080,000	1,173,867
2.500%, 7/15/22	1,000,000	925,146
2.625%, 1/17/23	2,000,000	1,862,620
Beam, Inc.
1.750%, 6/15/18	500,000	482,901
3.250%, 5/15/22	250,000	242,186
3.250%, 6/15/23	500,000	480,531
Bottling Group LLC
5.125%, 1/15/19	846,000	956,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Brown-Forman Corp.
2.500%, 1/15/16	$250,000	$259,010
1.000%, 1/15/18	500,000	481,409
Coca-Cola Co.
0.750%, 3/13/15	550,000	551,576
1.500%, 11/15/15	600,000	610,630
1.800%, 9/1/16	1,371,000	1,398,434
1.650%, 3/14/18	1,800,000	1,787,267
1.150%, 4/1/18	500,000	484,470
3.150%, 11/15/20	1,920,000	1,966,589
3.300%, 9/1/21	1,000,000	1,021,176
2.500%, 4/1/23	1,000,000	950,537
Coca-Cola Enterprises, Inc.
2.125%, 9/15/15	1,000,000	1,020,162
2.000%, 8/19/16	250,000	253,331
3.250%, 8/19/21	250,000	245,900
Diageo Capital plc
0.625%, 4/29/16	350,000	345,501
5.750%, 10/23/17	1,500,000	1,723,893
1.125%, 4/29/18	1,000,000	957,012
2.625%, 4/29/23	1,500,000	1,394,469
Diageo Finance B.V.
5.300%, 10/28/15	910,000	1,001,430
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	962,926
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,700,000	1,766,080
2.600%, 1/15/19	200,000	198,848
3.200%, 11/15/21	200,000	197,512
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	136,145
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	494,080
PepsiAmericas, Inc.
4.875%, 1/15/15	700,000	745,863
PepsiCo, Inc.
0.750%, 3/5/15	1,000,000	1,002,057
0.700%, 8/13/15	500,000	500,038
0.700%, 2/26/16	1,000,000	992,168
1.250%, 8/13/17	1,750,000	1,710,865
7.900%, 11/1/18	1,016,000	1,292,574
4.500%, 1/15/20	2,500,000	2,755,684
2.750%, 3/5/22	1,750,000	1,680,538
2.750%, 3/1/23	1,000,000	946,336

		51,956,103

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,568,000	1,790,947
1.125%, 12/15/17	1,000,000	969,577
1.700%, 12/15/19	1,000,000	957,079
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,826,681
6.125%, 8/15/16	346,000	394,097
5.750%, 6/1/17	1,208,000	1,386,187
4.750%, 5/18/20	304,000	333,309
Delhaize Group S.A.
4.125%, 4/10/19	250,000	253,696
Kroger Co.
3.900%, 10/1/15	639,000	671,350
6.150%, 1/15/20	1,346,000	1,571,694
3.400%, 4/15/22	350,000	340,627

Safeway, Inc.
6.350%, 8/15/17	$208,000	$237,954
5.000%, 8/15/19	346,000	367,727
3.950%, 8/15/20	1,120,000	1,092,970
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,304,983
Walgreen Co.
1.000%, 3/13/15	318,000	317,837
1.800%, 9/15/17	700,000	688,600
5.250%, 1/15/19	500,000	563,084
3.100%, 9/15/22	1,000,000	943,006
Wal-Mart Stores, Inc.
2.250%, 7/8/15	1,500,000	1,546,602
2.800%, 4/15/16	3,000,000	3,161,729
5.800%, 2/15/18	346,000	404,807
1.125%, 4/11/18	500,000	484,076
4.125%, 2/1/19	1,750,000	1,918,115
3.250%, 10/25/20	2,500,000	2,574,420
2.550%, 4/11/23	1,500,000	1,407,564

		27,508,718

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,500,223
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	488,000	521,362
8.500%, 6/15/19	565,000	696,832
Campbell Soup Co.
3.375%, 8/15/14	339,000	349,106
3.050%, 7/15/17	269,000	278,424
4.500%, 2/15/19	521,000	567,065
2.500%, 8/2/22	363,000	326,826
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	150,944
1.900%, 1/25/18	375,000	369,839
2.100%, 3/15/18	250,000	248,498
7.000%, 4/15/19	1,000,000	1,206,106
3.200%, 1/25/23	2,000,000	1,910,492
General Mills, Inc.
5.200%, 3/17/15	500,000	536,641
5.700%, 2/15/17	2,500,000	2,848,718
5.650%, 2/15/19	846,000	983,812
3.150%, 12/15/21	2,000,000	1,987,223
Hershey Co.
4.850%, 8/15/15	452,000	489,430
1.500%, 11/1/16	200,000	202,333
4.125%, 12/1/20	500,000	544,602
2.625%, 5/1/23	250,000	237,212
Hillshire Brands Co.
2.750%, 9/15/15	1,000,000	1,022,115
Hormel Foods Corp.
4.125%, 4/15/21	250,000	265,682
Ingredion, Inc.
3.200%, 11/1/15	269,000	279,786
1.800%, 9/25/17	250,000	244,744
4.625%, 11/1/20	269,000	285,233
J.M. Smucker Co.
3.500%, 10/15/21	600,000	600,522
Kellogg Co.
4.450%, 5/30/16	520,000	565,947
3.250%, 5/21/18	290,000	304,154
4.150%, 11/15/19	500,000	542,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

4.000%, 12/15/20	$600,000	$630,476
3.125%, 5/17/22	500,000	488,725
2.750%, 3/1/23	1,000,000	929,950
Kraft Foods Group, Inc.
1.625%, 6/4/15	1,000,000	1,011,171
6.125%, 8/23/18	1,000,000	1,169,461
5.375%, 2/10/20	1,000,000	1,128,758
3.500%, 6/6/22	1,500,000	1,490,751
McCormick & Co., Inc.
3.900%, 7/15/21	150,000	157,618
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	482,068
4.900%, 11/1/19	704,000	767,553
Mondelez International, Inc.
4.125%, 2/9/16	2,904,000	3,108,359
6.125%, 2/1/18	1,866,000	2,154,435
5.375%, 2/10/20	3,108,000	3,472,609
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,020,625

		38,078,747

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	156,707
Clorox Co.
3.550%, 11/1/15	269,000	281,119
3.800%, 11/15/21	500,000	503,658
3.050%, 9/15/22	610,000	573,794
Colgate-Palmolive Co.
3.150%, 8/5/15	1,042,000	1,093,983
2.300%, 5/3/22	1,000,000	941,562
2.100%, 5/1/23	1,000,000	908,104
Energizer Holdings, Inc.
4.700%, 5/19/21	500,000	508,296
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	1,996,282
7.500%, 11/1/18	700,000	882,164
Procter & Gamble Co.
0.700%, 8/15/14	2,000,000	2,006,100
4.950%, 8/15/14	525,000	551,372
1.800%, 11/15/15	1,000,000	1,023,216
4.850%, 12/15/15	708,000	776,741
4.700%, 2/15/19	2,046,000	2,296,888

		14,499,986

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	74,281
6.500%, 3/1/19	1,000,000	1,118,229
4.600%, 3/15/20	235,000	236,552

		1,429,062

Tobacco (0.3%)
Altria Group, Inc.
4.125%, 9/11/15	1,500,000	1,599,420
9.700%, 11/10/18	779,000	1,031,382
9.250%, 8/6/19	2,193,000	2,903,786
4.750%, 5/5/21	750,000	803,442
2.850%, 8/9/22	1,500,000	1,384,074
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	371,616
8.125%, 6/23/19	407,000	498,313

6.875%, 5/1/20	$1,104,000	$1,264,901
3.750%, 5/20/23	500,000	461,277
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	620,123
1.625%, 3/20/17	250,000	249,783
1.125%, 8/21/17	1,000,000	972,576
5.650%, 5/16/18	2,164,000	2,495,059
4.500%, 3/26/20	1,000,000	1,106,349
4.125%, 5/17/21	300,000	318,581
2.500%, 8/22/22	1,000,000	921,809
Reynolds American, Inc.
1.050%, 10/30/15	100,000	99,634
7.625%, 6/1/16	523,000	608,663
6.750%, 6/15/17	900,000	1,039,423
3.250%, 11/1/22	500,000	465,982

		19,216,193

Total Consumer Staples		152,688,809

Energy (2.8%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,009,108
BJ Services Co.
6.000%, 6/1/18	200,000	232,347
Cameron International Corp.
6.375%, 7/15/18	200,000	233,715
4.500%, 6/1/21	350,000	368,900
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	537,712
5.875%, 5/1/19	750,000	879,226
Ensco plc
3.250%, 3/15/16	270,000	282,487
4.700%, 3/15/21	2,000,000	2,127,307
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	245,440
3.450%, 10/1/22	400,000	384,701
Halliburton Co.
6.150%, 9/15/19	1,623,000	1,961,006
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	487,166
2.600%, 12/1/22	500,000	466,957
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	337,265
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,230,865
6.000%, 3/15/18	545,000	609,261
6.500%, 11/15/20	1,039,000	1,162,697
3.800%, 10/15/22	1,000,000	949,640
Weatherford International Ltd.
5.500%, 2/15/16	519,000	556,248
6.000%, 3/15/18	208,000	231,879
9.625%, 3/1/19	1,265,000	1,583,772
5.125%, 9/15/20	1,000,000	1,039,862
4.500%, 4/15/22	250,000	246,383

		18,163,944

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,161,000	1,303,395
6.375%, 9/15/17	1,500,000	1,726,500
8.700%, 3/15/19	789,000	1,013,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Apache Corp.
5.625%, 1/15/17	$500,000	$561,808
1.750%, 4/15/17	500,000	497,651
3.625%, 2/1/21	1,000,000	1,025,254
3.250%, 4/15/22	500,000	494,353
2.625%, 1/15/23	1,000,000	922,034
Buckeye Partners LP
5.500%, 8/15/19	404,000	447,567
4.875%, 2/1/21	1,220,000	1,229,379
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,833,000	2,072,443
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	620,887
5.700%, 10/15/19	1,308,000	1,482,839
Chevron Corp.
1.104%, 12/5/17	1,500,000	1,471,043
1.718%, 6/24/18	2,000,000	1,983,714
4.950%, 3/3/19	1,346,000	1,541,265
2.427%, 6/24/20	2,000,000	1,996,500
2.355%, 12/5/22	1,500,000	1,405,515
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	234,437
1.750%, 5/9/18	254,000	243,170
3.000%, 5/9/23	2,000,000	1,788,480
ConocoPhillips Co.
1.050%, 12/15/17	750,000	724,927
5.750%, 2/1/19	2,000,000	2,334,897
6.000%, 1/15/20	1,000,000	1,190,030
2.400%, 12/15/22	1,500,000	1,375,202
Devon Energy Corp.
2.400%, 7/15/16	500,000	512,672
6.300%, 1/15/19	1,000,000	1,162,357
4.000%, 7/15/21	500,000	512,648
3.250%, 5/15/22	750,000	721,117
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,771,875
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	566,309
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	389,990
5.200%, 3/15/20	1,081,000	1,182,613
4.200%, 9/15/21	500,000	507,358
Enbridge, Inc.
4.900%, 3/1/15	500,000	531,581
EnCana Corp.
5.900%, 12/1/17	1,569,000	1,785,973
6.500%, 5/15/19	518,000	611,424
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	986,774
9.700%, 3/15/19	346,000	448,507
9.000%, 4/15/19	700,000	884,246
5.200%, 2/1/22	1,000,000	1,053,142
3.600%, 2/1/23	650,000	602,602
Enterprise Products Operating LLC
1.250%, 8/13/15	465,000	467,289
3.200%, 2/1/16	2,000,000	2,104,923
6.650%, 4/15/18	2,000,000	2,386,560
5.200%, 9/1/20	1,500,000	1,672,112
4.050%, 2/15/22	500,000	513,186
3.350%, 3/15/23	1,000,000	953,838

EOG Resources, Inc.
2.950%, 6/1/15	$1,750,000	$1,817,449
5.625%, 6/1/19	847,000	989,928
4.100%, 2/1/21	1,500,000	1,595,925
EQT Corp.
6.500%, 4/1/18	500,000	566,907
8.125%, 6/1/19	927,000	1,123,511
Hess Corp.
8.125%, 2/15/19	990,000	1,236,059
Husky Energy, Inc.
7.250%, 12/15/19	145,000	179,883
3.950%, 4/15/22	2,000,000	2,027,880
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	1,135,000	1,217,469
6.000%, 2/1/17	535,000	608,129
9.000%, 2/1/19	693,000	884,746
6.850%, 2/15/20	811,000	961,744
5.300%, 9/15/20	52,000	56,840
5.800%, 3/1/21	1,000,000	1,131,593
4.150%, 3/1/22	500,000	501,035
3.950%, 9/1/22	750,000	737,281
3.450%, 2/15/23	500,000	468,980
Magellan Midstream Partners LP
6.550%, 7/15/19	187,000	222,695
4.250%, 2/1/21	524,000	549,922
Marathon Oil Corp.
0.900%, 11/1/15	950,000	946,229
6.000%, 10/1/17	500,000	573,983
5.900%, 3/15/18	160,000	183,777
2.800%, 11/1/22	500,000	463,671
Marathon Petroleum Corp.
3.500%, 3/1/16	1,720,000	1,814,868
5.125%, 3/1/21	135,000	148,305
Murphy Oil Corp.
3.700%, 12/1/22	1,000,000	929,566
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	891,416
9.250%, 1/15/19	1,000,000	1,241,325
5.000%, 9/15/20	700,000	708,336
Nexen, Inc.
6.200%, 7/30/19	500,000	584,275
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,005,336
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	517,888
2.500%, 3/15/17	400,000	400,070
4.900%, 8/1/20	477,000	504,616
4.625%, 3/1/21	1,000,000	1,033,250
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	311,481
4.125%, 6/1/16	473,000	512,765
1.750%, 2/15/17	400,000	399,002
1.500%, 2/15/18	500,000	488,837
4.100%, 2/1/21	1,750,000	1,841,184
2.700%, 2/15/23	1,000,000	921,361
ONEOK Partners LP
3.250%, 2/1/16	200,000	208,783
8.625%, 3/1/19	1,346,000	1,692,748
PC Financial Partnership
5.000%, 11/15/14	600,000	633,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Pemex Project Funding Master Trust
5.750%, 3/1/18	$693,000	$758,835
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	433,768
3.000%, 1/15/19	2,000,000	1,843,300
4.375%, 5/20/23	1,000,000	917,850
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,086,277
6.125%, 10/6/16	846,000	919,136
3.500%, 2/6/17	1,000,000	996,000
5.875%, 3/1/18	208,000	224,577
7.875%, 3/15/19	1,708,000	1,972,617
5.750%, 1/20/20	4,423,000	4,554,178
5.375%, 1/27/21	3,500,000	3,520,825
Petrohawk Energy Corp.
6.250%, 6/1/19	1,000,000	1,094,929
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,135,000
8.000%, 5/3/19	1,500,000	1,817,250
6.000%, 3/5/20	2,823,000	3,112,358
4.875%, 1/24/22	1,500,000	1,529,250
3.500%, 1/30/23§	2,000,000	1,840,000
Phillips 66
2.950%, 5/1/17	1,700,000	1,743,611
4.300%, 4/1/22	2,000,000	2,062,885
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,711,901
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,000,000	1,063,309
6.500%, 5/1/18	346,000	411,376
8.750%, 5/1/19	304,000	395,956
5.000%, 2/1/21	1,000,000	1,098,230
Shell International Finance B.V.
3.100%, 6/28/15	3,000,000	3,141,954
1.125%, 8/21/17	1,000,000	976,087
4.300%, 9/22/19	1,485,000	1,639,346
4.375%, 3/25/20	1,429,000	1,570,950
2.375%, 8/21/22	1,000,000	928,388
Southwestern Energy Co.
4.100%, 3/15/22	1,250,000	1,239,967
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	980,430
8.000%, 10/1/19	345,000	439,301
3.300%, 3/15/23	500,000	450,049
Statoil ASA
2.900%, 10/15/14	1,000,000	1,030,091
3.125%, 8/17/17	1,000,000	1,050,278
1.150%, 5/15/18	750,000	725,494
5.250%, 4/15/19	1,000,000	1,152,911
3.150%, 1/23/22	1,000,000	985,634
2.450%, 1/17/23	500,000	464,005
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,746,330
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	692,723
Talisman Energy, Inc.
7.750%, 6/1/19	1,262,000	1,540,560
Total Capital Canada Ltd.
1.450%, 1/15/18	1,000,000	980,244
Total Capital International S.A.
1.550%, 6/28/17	1,000,000	983,507
2.700%, 1/25/23	1,000,000	931,327

Total Capital S.A.
3.000%, 6/24/15	$500,000	$522,683
3.125%, 10/2/15	500,000	524,035
2.300%, 3/15/16	2,500,000	2,576,360
4.450%, 6/24/20	500,000	546,985
4.125%, 1/28/21	1,000,000	1,071,099
4.250%, 12/15/21	500,000	533,167
TransCanada PipeLines Ltd.
0.875%, 3/2/15	350,000	350,355
3.400%, 6/1/15	1,500,000	1,572,234
0.750%, 1/15/16	500,000	494,200
7.125%, 1/15/19	1,193,000	1,454,012
3.800%, 10/1/20	1,000,000	1,050,600
2.500%, 8/1/22	750,000	678,517
6.350%, 5/15/67 (l)	1,171,000	1,211,985
Valero Energy Corp.
4.500%, 2/1/15	121,000	127,525
6.125%, 6/15/17	500,000	575,509
9.375%, 3/15/19	354,000	462,692
6.125%, 2/1/20	1,060,000	1,231,058
Western Gas Partners LP
4.000%, 7/1/22	500,000	488,277
Williams Cos., Inc.
3.700%, 1/15/23	500,000	461,812
Williams Partners LP
3.800%, 2/15/15	419,000	436,865
5.250%, 3/15/20	1,529,000	1,646,504
4.000%, 11/15/21	750,000	733,188
3.350%, 8/15/22	1,000,000	912,443
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	380,882
XTO Energy, Inc.
6.250%, 8/1/17	1,000,000	1,180,633

		172,966,204

Total Energy		191,130,148

Financials (12.5%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	2,014,030
Bank of New York Mellon Corp.
1.200%, 2/20/15	780,000	784,509
2.950%, 6/18/15	2,000,000	2,083,325
0.700%, 10/23/15	1,000,000	996,850
0.700%, 3/4/16	350,000	345,707
1.300%, 1/25/18	250,000	242,639
4.150%, 2/1/21	1,800,000	1,925,849
3.550%, 9/23/21	650,000	662,669
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	221,049
5.300%, 10/30/15	586,000	639,940
5.550%, 1/22/17	2,721,000	2,966,129
6.400%, 10/2/17	1,346,000	1,537,758
7.250%, 2/1/18	2,070,000	2,456,034
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,633,558
5.000%, 12/10/19	1,273,000	1,442,083
3.375%, 6/1/22	500,000	499,150
Charles Schwab Corp.
4.450%, 7/22/20	750,000	813,243
3.225%, 9/1/22	785,000	759,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG
4.296%, 5/24/28(l)	$1,500,000	$1,385,010
Deutsche Bank AG/London
3.875%, 8/18/14	1,000,000	1,031,368
3.450%, 3/30/15	1,346,000	1,405,634
3.250%, 1/11/16	2,000,000	2,092,843
6.000%, 9/1/17	1,346,000	1,546,775
Eaton Vance Corp.
3.625%, 6/15/23	500,000	485,610
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,146,090
Goldman Sachs Group, Inc.
5.125%, 1/15/15	1,938,000	2,039,765
3.700%, 8/1/15	3,000,000	3,125,220
1.600%, 11/23/15	4,000,000	4,008,830
5.350%, 1/15/16	1,941,000	2,102,190
3.625%, 2/7/16	3,000,000	3,134,160
5.625%, 1/15/17	1,800,000	1,948,166
6.250%, 9/1/17	1,500,000	1,696,755
5.950%, 1/18/18	6,451,000	7,198,090
2.375%, 1/22/18	500,000	489,591
7.500%, 2/15/19	2,999,000	3,559,783
5.375%, 3/15/20	3,000,000	3,253,410
6.000%, 6/15/20	1,116,000	1,250,935
5.250%, 7/27/21	1,505,000	1,599,865
5.750%, 1/24/22	4,000,000	4,400,080
3.625%, 1/22/23	2,000,000	1,912,520
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,292,120
8.500%, 7/15/19	1,446,000	1,737,036
5.125%, 1/20/23	117,000	115,489
Lazard Group LLC
7.125%, 5/15/15	400,000	434,250
Legg Mason, Inc.
5.500%, 5/21/19	500,000	526,339
Merrill Lynch & Co., Inc.
5.300%, 9/30/15	1,000,000	1,074,641
6.050%, 5/16/16	2,503,000	2,701,713
5.700%, 5/2/17	2,000,000	2,145,727
6.400%, 8/28/17	1,741,000	1,956,901
6.875%, 4/25/18	3,124,000	3,576,805
6.875%, 11/15/18	130,000	150,697
Morgan Stanley
2.875%, 7/28/14	945,000	962,171
4.100%, 1/26/15	4,000,000	4,130,880
6.000%, 4/28/15	2,500,000	2,681,610
4.000%, 7/24/15	1,500,000	1,553,865
5.375%, 10/15/15	2,246,000	2,406,441
1.750%, 2/25/16	170,000	168,356
5.750%, 10/18/16	1,000,000	1,103,440
4.750%, 3/22/17	500,000	528,425
5.550%, 4/27/17	6,750,000	7,262,570
6.625%, 4/1/18	2,473,000	2,800,450
2.125%, 4/25/18	304,000	289,553
7.300%, 5/13/19	1,500,000	1,740,270
5.625%, 9/23/19	2,039,000	2,180,152
5.500%, 7/24/20	1,522,000	1,626,840
5.750%, 1/25/21	3,500,000	3,791,620
5.500%, 7/28/21	2,010,000	2,132,641
4.875%, 11/1/22	312,000	307,772
3.750%, 2/25/23	3,000,000	2,845,307
4.100%, 5/22/23	1,750,000	1,610,083

Nomura Holdings, Inc.
5.000%, 3/4/15	$777,000	$822,343
4.125%, 1/19/16	3,000,000	3,133,125
6.700%, 3/4/20	653,000	735,070
Northern Trust Corp.
3.450%, 11/4/20	700,000	714,912
3.375%, 8/23/21	375,000	379,779
2.375%, 8/2/22	500,000	458,210
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	264,044
8.600%, 8/15/19	339,000	418,759
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	711,967

		136,309,472

Commercial Banks (4.1%)
American Express Bank FSB
6.000%, 9/13/17	500,000	576,970
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,095,270
6.000%, 9/13/17	1,000,000	1,141,113
Associated Banc-Corp
5.125%, 3/28/16	500,000	536,661
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	750,000	744,055
1.875%, 10/6/17	500,000	497,441
1.450%, 5/15/18	750,000	722,232
Banco de Credito e Inversiones
3.000%, 9/13/17§	500,000	487,573
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,500,000	1,322,250
Bancolombia S.A.
4.250%, 1/12/16	500,000	512,501
5.950%, 6/3/21	500,000	530,588
Bank of Montreal
2.500%, 1/11/17	1,000,000	1,022,754
1.400%, 9/11/17	1,500,000	1,466,100
1.450%, 4/9/18	1,000,000	967,114
2.550%, 11/6/22	1,000,000	924,364
Bank of Nova Scotia
1.850%, 1/12/15	500,000	507,460
3.400%, 1/22/15	1,193,000	1,240,183
2.050%, 10/7/15	3,000,000	3,074,265
0.950%, 3/15/16	600,000	597,372
2.900%, 3/29/16	1,000,000	1,045,758
1.450%, 4/25/18	1,000,000	970,420
4.375%, 1/13/21	1,000,000	1,090,550
Barclays Bank plc
5.200%, 7/10/14	1,000,000	1,041,934
3.900%, 4/7/15	2,000,000	2,096,175
5.000%, 9/22/16	2,000,000	2,207,700
5.125%, 1/8/20	1,000,000	1,097,498
5.140%, 10/14/20	1,750,000	1,771,263
BB&T Corp.
5.200%, 12/23/15	35,000	38,379
3.200%, 3/15/16	1,000,000	1,049,946
3.950%, 4/29/16	954,000	1,019,279
4.900%, 6/30/17	693,000	756,850
1.600%, 8/15/17	1,200,000	1,173,823
2.050%, 6/19/18	850,000	834,374
5.250%, 11/1/19	460,000	516,468
3.950%, 3/22/22	100,000	100,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

BBVA Banco Continental S.A.
5.000%, 8/26/22§	$250,000	$239,868
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	1,000,000	1,028,300
BNP Paribas S.A.
3.250%, 3/11/15	4,500,000	4,630,545
2.375%, 9/14/17	1,000,000	995,970
5.000%, 1/15/21	2,000,000	2,122,660
3.250%, 3/3/23	500,000	457,896
BPCE S.A.
1.700%, 4/25/16	250,000	249,509
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	999,240
2.350%, 12/11/15	1,000,000	1,032,442
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,044,275
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,014,896
1.250%, 9/18/15	1,000,000	1,004,705
1.900%, 9/18/17	1,000,000	997,735
Compass Bank
6.400%, 10/1/17	300,000	332,337
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,000,000	1,045,809
1.700%, 3/19/18	500,000	485,699
3.950%, 11/9/22	1,000,000	947,743
Corpbanca S.A.
3.125%, 1/15/18	500,000	474,750
Credit Suisse AG/New York
3.500%, 3/23/15	3,500,000	3,645,859
5.300%, 8/13/19	1,346,000	1,507,405
5.400%, 1/14/20	1,000,000	1,083,960
4.375%, 8/5/20	2,000,000	2,137,540
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	528,288
Discover Bank/Delaware
7.000%, 4/15/20	750,000	875,175
Fifth Third Bancorp
3.625%, 1/25/16	1,500,000	1,583,599
4.500%, 6/1/18	1,000,000	1,074,091
Fifth Third Bank/Ohio
1.450%, 2/28/18	300,000	290,316
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,080,415
First Niagara Financial Group, Inc.
7.250%, 12/15/21	500,000	573,665
Glitnir Banki hf
0.000%, 10/15/08*§(b)(h)	4,650,000	1,348,500
HSBC Bank USA/New York
6.000%, 8/9/17	500,000	564,110
4.875%, 8/24/20	1,000,000	1,068,710
HSBC Holdings plc
5.100%, 4/5/21	2,250,000	2,466,585
4.875%, 1/14/22	500,000	532,455
4.000%, 3/30/22	1,500,000	1,532,040
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	95,372
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,000,000	981,147
3.875%, 1/16/18	1,305,000	1,241,774
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	3,237,052

KeyBank N.A./Ohio
5.800%, 7/1/14	$1,300,000	$1,363,823
1.650%, 2/1/18	500,000	487,297
KeyCorp
3.750%, 8/13/15	500,000	525,977
5.100%, 3/24/21	1,000,000	1,113,551
KfW
4.125%, 10/15/14	4,708,000	4,929,367
2.750%, 10/21/14	1,000,000	1,030,038
1.000%, 1/12/15	4,000,000	4,027,964
2.625%, 3/3/15	4,000,000	4,140,700
0.625%, 4/24/15	2,000,000	2,002,977
2.625%, 2/16/16	5,000,000	5,238,108
5.125%, 3/14/16	3,000,000	3,341,408
0.500%, 4/19/16	5,000,000	4,953,410
4.875%, 1/17/17	2,965,000	3,320,844
0.875%, 9/5/17	2,000,000	1,957,774
4.375%, 3/15/18	3,000,000	3,359,398
4.500%, 7/16/18	2,109,000	2,385,895
4.875%, 6/17/19	1,500,000	1,740,765
4.000%, 1/27/20	8,039,000	8,951,922
2.750%, 9/8/20	1,000,000	1,031,735
2.375%, 8/25/21	1,500,000	1,479,608
2.625%, 1/25/22	2,500,000	2,490,542
2.000%, 10/4/22	2,000,000	1,873,430
2.125%, 1/17/23	3,000,000	2,831,940
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	107,349
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,097,436
2.500%, 2/15/16	2,000,000	2,083,750
5.125%, 2/1/17	1,635,000	1,857,761
0.875%, 9/12/17	1,000,000	975,844
2.375%, 9/13/17	1,000,000	1,036,564
1.000%, 4/4/18	2,000,000	1,938,110
1.375%, 10/23/19	772,000	736,596
Lloyds TSB Bank plc
4.200%, 3/28/17	1,500,000	1,601,016
6.375%, 1/21/21	1,000,000	1,147,526
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	588,706
Mellon Funding Corp.
5.000%, 12/1/14	500,000	528,361
5.500%, 11/15/18	1,000,000	1,147,555
National Australia Bank Ltd./New York
1.600%, 8/7/15	700,000	708,638
2.750%, 3/9/17	1,800,000	1,853,681
3.000%, 1/20/23	1,100,000	1,033,191
National Bank of Canada
1.500%, 6/26/15	1,000,000	1,012,276
National City Corp.
4.900%, 1/15/15	520,000	549,500
Oesterreichische Kontrollbank AG
1.125%, 7/6/15	1,000,000	1,008,383
4.875%, 2/16/16	1,943,000	2,144,286
5.000%, 4/25/17	1,346,000	1,529,060
1.125%, 5/29/18	2,000,000	1,945,881
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,097,980
PNC Financial Services Group, Inc.
2.854%, 11/9/22 (e)	2,000,000	1,805,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

PNC Funding Corp.
3.625%, 2/8/15	$1,700,000	$1,772,417
4.250%, 9/21/15	1,000,000	1,071,195
2.700%, 9/19/16	800,000	832,136
5.625%, 2/1/17	1,800,000	1,994,409
6.700%, 6/10/19	500,000	600,092
5.125%, 2/8/20	269,000	294,236
4.375%, 8/11/20	1,839,000	1,959,126
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,560,651
4.500%, 1/11/21	1,500,000	1,578,091
3.875%, 2/8/22	2,000,000	2,002,629
Regions Financial Corp.
5.750%, 6/15/15	1,000,000	1,063,750
2.000%, 5/15/18	500,000	472,250
Royal Bank of Canada
1.150%, 3/13/15	150,000	151,213
0.550%, 5/1/15	1,000,000	997,335
0.800%, 10/30/15	2,000,000	1,995,861
2.625%, 12/15/15	1,000,000	1,040,101
0.850%, 3/8/16	750,000	745,867
2.300%, 7/20/16	2,200,000	2,269,714
1.500%, 1/16/18	250,000	243,654
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,700,000	1,794,094
2.550%, 9/18/15	500,000	507,924
6.400%, 10/21/19	1,010,000	1,127,622
Royal Bank of Scotland plc
3.950%, 9/21/15	1,500,000	1,567,221
4.375%, 3/16/16	1,500,000	1,579,852
5.625%, 8/24/20	1,000,000	1,082,540
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	70,000	71,582
4.625%, 4/19/16	245,000	258,194
Societe Generale S.A.
2.750%, 10/12/17	750,000	749,203
Sovereign Bank/Delaware
8.750%, 5/30/18	500,000	597,122
Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	750,000	755,271
0.900%, 1/18/16	350,000	346,657
1.800%, 7/18/17	750,000	737,361
1.500%, 1/18/18	500,000	477,876
3.200%, 7/18/22	750,000	719,235
3.000%, 1/18/23	1,000,000	933,045
SunTrust Banks, Inc.
3.600%, 4/15/16	1,000,000	1,057,407
6.000%, 9/11/17	500,000	572,445
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,294
7.250%, 3/15/18	846,000	1,013,959
SVB Financial Group
5.375%, 9/15/20	160,000	175,763
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,313,297
1.625%, 3/21/18	1,000,000	969,943
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	504,105
2.500%, 7/14/16	1,250,000	1,295,488
2.375%, 10/19/16	1,250,000	1,289,241
1.400%, 4/30/18	1,000,000	970,930

U.S. Bancorp/Minnesota
3.150%, 3/4/15	$500,000	$518,429
2.450%, 7/27/15	1,000,000	1,032,040
3.442%, 2/1/16	1,000,000	1,046,338
4.125%, 5/24/21	1,000,000	1,056,406
3.000%, 3/15/22	500,000	482,728
2.950%, 7/15/22	2,000,000	1,849,885
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,581,362
3.778%, 4/29/20 (l)	1,000,000	1,040,000
UBS AG/Connecticut
3.875%, 1/15/15	3,000,000	3,123,913
5.875%, 7/15/16	600,000	661,928
5.875%, 12/20/17	2,129,000	2,453,170
5.750%, 4/25/18	692,000	796,395
4.875%, 8/4/20	1,464,000	1,612,808
UnionBanCal Corp.
3.500%, 6/18/22	2,000,000	1,957,357
Wachovia Corp.
5.250%, 8/1/14	2,748,000	2,870,313
5.625%, 10/15/16	1,447,000	1,626,606
5.750%, 6/15/17	110,000	124,049
5.750%, 2/1/18	3,846,000	4,398,439
Wells Fargo & Co.
3.750%, 10/1/14	2,154,000	2,232,521
5.000%, 11/15/14	500,000	527,706
3.625%, 4/15/15	4,000,000	4,187,669
1.500%, 7/1/15	1,250,000	1,263,255
5.125%, 9/15/16	55,000	60,627
2.625%, 12/15/16	2,000,000	2,073,160
5.625%, 12/11/17	2,560,000	2,914,412
1.500%, 1/16/18	850,000	829,396
4.600%, 4/1/21	2,000,000	2,184,800
3.500%, 3/8/22	1,500,000	1,503,672
3.450%, 2/13/23	1,500,000	1,428,060
Westpac Banking Corp.
3.000%, 8/4/15	3,750,000	3,907,111
1.125%, 9/25/15	1,000,000	1,003,078
2.000%, 8/14/17	1,500,000	1,498,930
1.600%, 1/12/18	500,000	488,950
4.875%, 11/19/19	1,500,000	1,671,172
Zions Bancorp
7.750%, 9/23/14	500,000	534,687
4.500%, 6/13/23	500,000	489,251

		279,618,850

Consumer Finance (1.2%)
American Express Co.
7.000%, 3/19/18	3,500,000	4,203,465
1.550%, 5/22/18	2,000,000	1,929,831
8.125%, 5/20/19	1,062,000	1,365,107
2.650%, 12/2/22	1,000,000	916,994
American Express Credit Corp.
5.125%, 8/25/14	500,000	523,930
1.750%, 6/12/15	1,442,000	1,459,794
2.750%, 9/15/15	3,000,000	3,109,240
2.375%, 3/24/17	1,000,000	1,013,834
Capital One Bank USA N.A.
1.500%, 3/22/18	1,000,000	958,303
8.800%, 7/15/19	1,500,000	1,911,670
3.375%, 2/15/23	1,000,000	944,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Capital One Financial Corp.
2.125%, 7/15/14	$250,000	$252,930
2.150%, 3/23/15	750,000	760,726
5.500%, 6/1/15	500,000	537,303
3.150%, 7/15/16	300,000	312,282
6.150%, 9/1/16	569,000	636,913
6.750%, 9/15/17	1,346,000	1,582,915
4.750%, 7/15/21	500,000	525,280
Caterpillar Financial Services Corp.
1.050%, 3/26/15	500,000	503,216
2.750%, 6/24/15	2,000,000	2,078,115
2.050%, 8/1/16	1,500,000	1,538,313
1.750%, 3/24/17	500,000	503,919
1.250%, 11/6/17	250,000	242,903
5.450%, 4/15/18	1,000,000	1,148,031
7.150%, 2/15/19	2,020,000	2,510,269
2.850%, 6/1/22	500,000	477,698
2.625%, 3/1/23	1,000,000	923,308
Discover Financial Services
6.450%, 6/12/17	498,000	565,031
3.850%, 11/21/22	1,144,000	1,063,920
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,000,000	5,068,500
2.500%, 1/15/16	2,500,000	2,509,250
1.700%, 5/9/16	1,000,000	981,300
3.000%, 6/12/17	4,500,000	4,503,150
5.875%, 8/2/21	5,000,000	5,437,500
4.250%, 9/20/22	2,500,000	2,441,750
HSBC Finance Corp.
5.000%, 6/30/15	901,000	961,681
5.500%, 1/19/16	2,000,000	2,196,540
6.676%, 1/15/21	3,387,000	3,747,885
HSBC USA, Inc.
1.625%, 1/16/18	750,000	731,760
5.000%, 9/27/20	500,000	522,712
John Deere Capital Corp.
1.250%, 12/2/14	500,000	504,050
2.950%, 3/9/15	500,000	518,584
0.875%, 4/17/15	500,000	501,067
0.700%, 9/4/15	1,000,000	996,999
5.500%, 4/13/17	208,000	235,941
2.800%, 9/18/17	1,000,000	1,040,144
1.200%, 10/10/17	1,000,000	969,194
5.750%, 9/10/18	1,108,000	1,296,154
2.250%, 4/17/19	500,000	499,797
3.900%, 7/12/21	350,000	366,527
3.150%, 10/15/21	500,000	491,937
2.750%, 3/15/22	1,000,000	954,918
MBNA Corp.
5.000%, 6/15/15	100,000	105,919
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	500,584
0.700%, 11/16/15	250,000	250,395
0.800%, 2/8/16	250,000	247,661
1.600%, 3/15/17	750,000	748,197
Toyota Motor Credit Corp.
3.200%, 6/17/15	500,000	522,799
0.875%, 7/17/15	1,800,000	1,799,702
2.800%, 1/11/16	1,800,000	1,876,311
0.800%, 5/17/16	1,000,000	992,206
2.000%, 9/15/16	750,000	762,333

1.750%, 5/22/17	$1,000,000	$991,803
1.250%, 10/5/17	500,000	483,903
1.375%, 1/10/18	1,000,000	969,517
4.500%, 6/17/20	300,000	325,169
4.250%, 1/11/21	1,300,000	1,383,689
3.400%, 9/15/21	750,000	755,480
2.625%, 1/10/23	1,000,000	931,729

		85,624,407

Diversified Financial Services (3.2%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	565,148
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	417,233
Bank of America Corp.
5.125%, 11/15/14	1,000,000	1,051,763
4.500%, 4/1/15	3,000,000	3,144,317
3.700%, 9/1/15	1,500,000	1,556,250
5.250%, 12/1/15	2,000,000	2,136,787
1.250%, 1/11/16	2,000,000	1,970,960
6.500%, 8/1/16	3,285,000	3,698,102
5.625%, 10/14/16	1,986,000	2,189,819
3.875%, 3/22/17	1,000,000	1,047,190
6.000%, 9/1/17	5,060,000	5,652,562
5.750%, 12/1/17	1,500,000	1,666,845
2.000%, 1/11/18	1,200,000	1,160,976
5.650%, 5/1/18	3,639,000	4,034,656
7.625%, 6/1/19	3,019,000	3,613,489
5.625%, 7/1/20	5,000,000	5,494,350
5.000%, 5/13/21	1,000,000	1,059,880
5.700%, 1/24/22	2,500,000	2,773,874
3.300%, 1/11/23	2,000,000	1,872,605
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,416,513
Boeing Capital Corp.
2.125%, 8/15/16	1,495,000	1,535,143
BP Capital Markets plc
3.875%, 3/10/15	5,793,000	6,078,923
0.700%, 11/6/15	750,000	747,150
3.200%, 3/11/16	1,000,000	1,048,967
1.375%, 11/6/17	750,000	726,242
1.375%, 5/10/18	1,200,000	1,154,313
4.750%, 3/10/19	1,121,000	1,246,669
4.500%, 10/1/20	1,125,000	1,226,547
4.742%, 3/11/21	1,000,000	1,082,424
3.245%, 5/6/22	1,250,000	1,208,804
2.750%, 5/10/23	1,000,000	918,172
Citigroup, Inc.
6.375%, 8/12/14	2,000,000	2,112,090
5.000%, 9/15/14	3,293,000	3,419,221
5.500%, 10/15/14	1,831,000	1,921,607
2.250%, 8/7/15	1,000,000	1,015,340
4.587%, 12/15/15	7,000,000	7,485,116
1.300%, 4/1/16	750,000	739,509
3.953%, 6/15/16	3,000,000	3,162,762
5.500%, 2/15/17	1,500,000	1,638,991
6.125%, 11/21/17	5,705,000	6,462,355
1.750%, 5/1/18	1,000,000	957,020
6.125%, 5/15/18	2,113,000	2,408,695
8.500%, 5/22/19	3,494,000	4,398,666
5.375%, 8/9/20	2,000,000	2,206,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

4.050%, 7/30/22	$150,000	$143,408
3.375%, 3/1/23	1,000,000	954,300
3.500%, 5/15/23	1,000,000	895,160
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	467,718
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	473,846
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	318,415
5.125%, 8/15/15	932,000	1,011,851
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,345,368
General Electric Capital Corp.
3.750%, 11/14/14	5,000,000	5,195,400
2.150%, 1/9/15	1,000,000	1,020,457
4.375%, 9/21/15	1,000,000	1,067,822
1.000%, 12/11/15	3,000,000	2,998,416
1.000%, 1/8/16	250,000	248,493
2.950%, 5/9/16	3,000,000	3,116,689
2.900%, 1/9/17	3,000,000	3,098,460
5.400%, 2/15/17	4,500,000	4,988,034
1.600%, 11/20/17	1,000,000	977,846
1.625%, 4/2/18	1,150,000	1,115,883
5.625%, 5/1/18	4,470,000	5,122,128
6.000%, 8/7/19	3,000,000	3,464,226
5.500%, 1/8/20	1,000,000	1,123,165
4.625%, 1/7/21	1,750,000	1,858,003
5.300%, 2/11/21	2,340,000	2,569,765
4.650%, 10/17/21	2,500,000	2,655,825
3.150%, 9/7/22	1,500,000	1,409,538
3.100%, 1/9/23	1,500,000	1,411,065
6.375%, 11/15/67(l)	500,000	507,500
ING U.S., Inc.
5.500%, 7/15/22§	500,000	541,505
JPMorgan Chase & Co.
5.125%, 9/15/14	3,000,000	3,148,814
3.700%, 1/20/15	6,331,000	6,574,554
1.875%, 3/20/15	2,000,000	2,023,220
0.800%, 4/23/15	2,000,000	1,988,381
5.250%, 5/1/15	170,000	181,460
1.100%, 10/15/15	750,000	744,492
3.450%, 3/1/16	2,000,000	2,081,408
3.150%, 7/5/16	2,000,000	2,077,653
2.000%, 8/15/17	1,500,000	1,492,860
6.000%, 1/15/18	2,669,000	3,027,113
1.800%, 1/25/18	1,000,000	965,076
1.625%, 5/15/18	2,000,000	1,917,320
6.300%, 4/23/19	7,096,000	8,200,302
4.950%, 3/25/20	500,000	545,825
4.400%, 7/22/20	2,430,000	2,532,667
4.625%, 5/10/21	2,000,000	2,122,240
4.500%, 1/24/22	2,000,000	2,092,640
3.250%, 9/23/22	2,000,000	1,884,527
3.200%, 1/25/23	4,000,000	3,786,240
3.375%, 5/1/23	2,000,000	1,868,480
Links Finance LLC
0.000%, 12/31/12*†(b)(h)	7,100,000	—
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	551,525
Moody’s Corp.
5.500%, 9/1/20	500,000	542,472

Murray Street Investment Trust I
4.647%, 3/9/17(e)	$1,000,000	$1,054,046
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	387,135
5.250%, 1/16/18	120,000	127,825
5.550%, 1/15/20	769,000	816,486
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,000,000	1,039,636
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	1,500,000	1,577,642
10.375%, 11/1/18	1,000,000	1,391,397
4.750%, 4/30/43(l)	350,000	339,500
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,944,304
Private Export Funding Corp.
4.550%, 5/15/15	400,000	427,404
4.950%, 11/15/15	269,000	295,534
1.375%, 2/15/17	1,725,000	1,718,497
2.050%, 11/15/22	1,000,000	940,142
Sasol Financing International plc
4.500%, 11/14/22	750,000	708,750
TECO Finance, Inc.
4.000%, 3/15/16	562,000	597,161
5.150%, 3/15/20	822,000	906,088
Unilever Capital Corp.
2.750%, 2/10/16	350,000	365,555
4.800%, 2/15/19	1,096,000	1,234,648
4.250%, 2/10/21	350,000	382,985

		218,128,576

Insurance (1.1%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	271,647
2.600%, 11/23/15	1,000,000	1,032,727
5.900%, 6/15/19	1,135,000	1,349,969
Aegon N.V.
4.625%, 12/1/15	600,000	647,148
Aflac, Inc.
3.450%, 8/15/15	450,000	474,153
8.500%, 5/15/19	404,000	521,968
4.000%, 2/15/22	500,000	510,625
3.625%, 6/15/23	1,000,000	968,800
Alleghany Corp.
5.625%, 9/15/20	200,000	219,394
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	738,704
5.500%, 11/15/20	500,000	546,510
Allstate Corp.
7.450%, 5/16/19	873,000	1,113,603
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	89,236
American International Group, Inc.
2.375%, 8/24/15	535,000	541,696
5.050%, 10/1/15	554,000	600,314
4.875%, 9/15/16	1,000,000	1,089,836
5.450%, 5/18/17	1,075,000	1,180,313
5.850%, 1/16/18	916,000	1,029,034
8.250%, 8/15/18	3,124,000	3,869,074
6.400%, 12/15/20	3,000,000	3,469,200
4.875%, 6/1/22	500,000	529,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Aon Corp.
3.125%, 5/27/16	$600,000	$625,273
5.000%, 9/30/20	1,000,000	1,091,338
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	561,903
Assurant, Inc.
2.500%, 3/15/18	350,000	341,620
4.000%, 3/15/23	300,000	289,202
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	556,587
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	1,030,000	1,097,584
1.300%, 5/15/18	600,000	579,681
5.400%, 5/15/18	693,000	800,592
4.250%, 1/15/21	925,000	984,940
3.000%, 5/15/22	500,000	483,840
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,000,000	2,083,626
1.900%, 1/31/17	1,000,000	1,016,878
1.550%, 2/9/18	1,000,000	984,387
3.750%, 8/15/21	500,000	513,389
3.400%, 1/31/22	500,000	500,000
3.000%, 2/11/23	1,000,000	954,000
Chubb Corp.
5.750%, 5/15/18	1,166,000	1,360,425
6.375%, 3/29/67 (l)	500,000	540,000
CNA Financial Corp.
6.500%, 8/15/16	500,000	566,642
7.350%, 11/15/19	571,000	688,055
5.875%, 8/15/20	608,000	686,491
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	88,762
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	547,569
Genworth Holdings, Inc.
8.625%, 12/15/16	1,500,000	1,779,808
6.515%, 5/22/18	311,000	341,254
7.700%, 6/15/20	200,000	227,993
7.200%, 2/15/21	200,000	224,199
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,633,409
5.500%, 3/30/20	706,000	780,550
5.125%, 4/15/22	250,000	271,700
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	233,257
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	246,925
ING U.S., Inc.
2.900%, 2/15/18§(b)	700,000	700,445
Kemper Corp.
6.000%, 11/30/15	500,000	541,477
Lincoln National Corp.
4.300%, 6/15/15	200,000	212,521
8.750%, 7/1/19	927,000	1,196,545
6.250%, 2/15/20	385,000	441,713
4.850%, 6/24/21	240,000	254,605
6.050%, 4/20/67 (l)	1,000,000	985,000
Loews Corp.
2.625%, 5/15/23	750,000	680,250
Markel Corp.
7.125%, 9/30/19	221,000	262,292
5.350%, 6/1/21	350,000	378,281
3.625%, 3/30/23	300,000	282,209

Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	$150,000	$163,878
9.250%, 4/15/19	500,000	650,800
4.800%, 7/15/21	500,000	537,336
MetLife, Inc.
6.750%, 6/1/16	2,500,000	2,854,250
7.717%, 2/15/19	342,000	428,799
4.750%, 2/8/21	1,447,000	1,567,101
3.048%, 12/15/22	1,000,000	938,389
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	243,875
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	200,000	197,753
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	335,195
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	244,271
8.875%, 5/15/19	600,000	775,800
Progressive Corp.
3.750%, 8/23/21	125,000	129,640
6.700%, 6/15/37 (l)	1,000,000	1,077,500
Protective Life Corp.
7.375%, 10/15/19	400,000	485,099
Prudential Financial, Inc.
5.100%, 9/20/14	263,000	275,939
3.875%, 1/14/15	229,000	238,582
6.200%, 1/15/15	300,000	323,172
4.750%, 6/13/15	1,000,000	1,066,600
6.000%, 12/1/17	1,070,000	1,228,253
7.375%, 6/15/19	531,000	649,431
5.375%, 6/21/20	1,100,000	1,216,553
4.500%, 11/16/21	1,000,000	1,047,000
8.875%, 6/15/38 (l)	303,000	359,055
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	308,410
5.000%, 6/1/21	60,000	62,840
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	109,652
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	350,812
Torchmark Corp.
9.250%, 6/15/19	175,000	236,520
3.800%, 9/15/22	250,000	245,136
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,151,040
5.800%, 5/15/18	1,000,000	1,172,189
5.900%, 6/2/19	500,000	594,276
Unum Group
7.125%, 9/30/16	100,000	115,570
5.625%, 9/15/20	600,000	657,790
W.R. Berkley Corp.
4.625%, 3/15/22	750,000	774,793
Willis Group Holdings plc
5.750%, 3/15/21	500,000	549,812
Willis North America, Inc.
5.625%, 7/15/15	470,000	504,501
6.200%, 3/28/17	500,000	558,474
7.000%, 9/29/19	100,000	115,141
XL Group plc
5.250%, 9/15/14	866,000	905,848

		75,857,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Real Estate Investment Trusts (REITs) (0.8%)
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	$500,000	$477,142
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,946,038
7.000%, 10/15/17	250,000	289,959
5.050%, 9/1/20	771,000	811,525
4.700%, 3/15/22	500,000	500,277
3.500%, 1/31/23	150,000	136,740
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	491,867
6.100%, 3/15/20	139,000	159,861
2.950%, 9/15/22	500,000	460,730
BioMed Realty LP
3.850%, 4/15/16	500,000	522,949
6.125%, 4/15/20	250,000	280,053
Boston Properties LP
3.700%, 11/15/18	400,000	419,629
5.875%, 10/15/19	200,000	231,199
5.625%, 11/15/20	1,750,000	1,969,768
3.850%, 2/1/23	500,000	491,829
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	265,634
BRE Properties, Inc.
3.375%, 1/15/23	500,000	459,171
Camden Property Trust
4.625%, 6/15/21	275,000	291,846
CommonWealth REIT
6.650%, 1/15/18	381,000	420,239
5.875%, 9/15/20	250,000	262,649
Corporate Office Properties LP
3.600%, 5/15/23§	200,000	186,118
DDR Corp.
4.625%, 7/15/22	1,000,000	1,007,162
3.375%, 5/15/23	250,000	228,394
Digital Realty Trust LP
4.500%, 7/15/15	339,000	356,076
5.875%, 2/1/20	1,000,000	1,087,061
5.250%, 3/15/21	500,000	516,383
Duke Realty LP
6.500%, 1/15/18	500,000	567,501
6.750%, 3/15/20	1,565,000	1,811,496
EPR Properties
7.750%, 7/15/20	269,000	303,970
5.750%, 8/15/22	250,000	253,125
5.250%, 7/15/23	150,000	145,500
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,174,212
5.125%, 3/15/16	1,416,000	1,549,563
4.750%, 7/15/20	250,000	269,702
3.000%, 4/15/23	500,000	458,943
Essex Portfolio LP
3.250%, 5/1/23	1,000,000	918,216
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	190,815
HCP, Inc.
3.750%, 2/1/16	170,000	179,451
6.000%, 1/30/17	861,000	965,048
3.750%, 2/1/19	200,000	204,290
2.625%, 2/1/20	500,000	471,951
5.375%, 2/1/21	1,690,000	1,819,557
3.150%, 8/1/22	150,000	138,035

Health Care REIT, Inc.
3.625%, 3/15/16	$1,000,000	$1,047,238
6.200%, 6/1/16	527,000	590,685
6.125%, 4/15/20	285,000	324,595
4.950%, 1/15/21	1,000,000	1,066,121
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	469,000	522,851
Healthcare Trust of America Holdings LP
3.700%, 4/15/23§	250,000	233,780
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,376,829
6.300%, 6/15/16	500,000	549,432
5.625%, 3/15/17	250,000	271,970
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,078,036
4.750%, 3/1/23	1,000,000	1,000,000
Kilroy Realty LP
5.000%, 11/3/15	200,000	214,777
4.800%, 7/15/18	350,000	370,252
3.800%, 1/15/23	300,000	281,038
Kimco Realty Corp.
6.875%, 10/1/19	339,000	408,186
3.125%, 6/1/23	250,000	229,596
Lexington Realty Trust
4.250%, 6/15/23§	250,000	240,607
Liberty Property LP
6.625%, 10/1/17	500,000	574,267
4.750%, 10/1/20	239,000	254,693
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	785,070
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	241,302
3.300%, 4/15/23	700,000	642,098
Realty Income Corp.
6.750%, 8/15/19	750,000	882,836
5.750%, 1/15/21	250,000	279,463
3.250%, 10/15/22	250,000	228,130
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	155,250
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,950,130
5.100%, 6/15/15	464,000	501,560
5.750%, 12/1/15	385,000	427,168
5.250%, 12/1/16	208,000	232,035
2.150%, 9/15/17	250,000	249,452
10.350%, 4/1/19	1,000,000	1,385,026
5.650%, 2/1/20	1,573,000	1,793,969
4.375%, 3/1/21	1,095,000	1,165,878
Tanger Properties LP
6.125%, 6/1/20	500,000	585,715
UDR, Inc.
5.250%, 1/15/15	300,000	315,633
4.250%, 6/1/18	250,000	264,931
4.625%, 1/10/22	200,000	207,087
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	206,112
2.000%, 2/15/18	500,000	483,404
4.000%, 4/30/19	1,000,000	1,034,782
2.700%, 4/1/20	550,000	519,759
4.250%, 3/1/22	500,000	503,323
Vornado Realty LP
4.250%, 4/1/15	500,000	521,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Washington Real Estate Investment Trust
4.950%, 10/1/20	$1,000,000	$1,047,811
Weingarten Realty Investors
3.375%, 10/15/22	350,000	326,535

		53,262,429

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	196,027
ProLogis LP
6.250%, 3/15/17	252,000	281,077
6.625%, 5/15/18	900,000	1,035,953
6.625%, 12/1/19	1,000,000	1,151,164
6.875%, 3/15/20	518,000	602,177
Regency Centers LP
5.250%, 8/1/15	500,000	536,274

		3,802,672

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	1,000,000	1,054,914
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	278,752

		1,333,666

Total Financials		853,937,565

Health Care (2.3%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,522,948
4.850%, 11/18/14	208,000	219,647
2.300%, 6/15/16	420,000	432,291
2.500%, 11/15/16	500,000	513,475
5.850%, 6/1/17	1,480,000	1,682,971
6.150%, 6/1/18	200,000	231,428
5.700%, 2/1/19	958,000	1,095,390
4.500%, 3/15/20	135,000	145,979
3.450%, 10/1/20	1,000,000	1,011,830
4.100%, 6/15/21	800,000	838,774
3.625%, 5/15/22	1,000,000	993,974
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	832,811
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,025,924
3.250%, 8/15/22	700,000	662,062
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,078,801
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,265,377
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	766,574
4.400%, 12/1/21	2,000,000	2,144,757

		16,465,013

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
5.125%, 4/1/19	676,000	774,876
4.125%, 5/27/20	250,000	270,965
Baxter International, Inc.
4.625%, 3/15/15	208,000	221,367
5.900%, 9/1/16	936,000	1,085,233

4.250%, 3/15/20	$369,000	$400,717
2.400%, 8/15/22	1,000,000	924,120
3.200%, 6/15/23	1,000,000	978,158
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,313,351
Boston Scientific Corp.
4.500%, 1/15/15	1,000,000	1,046,709
6.400%, 6/15/16	1,000,000	1,124,486
6.000%, 1/15/20	1,000,000	1,128,890
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	259,834
1.375%, 1/15/18	500,000	486,418
4.400%, 1/15/21	190,000	203,742
CareFusion Corp.
5.125%, 8/1/14	200,000	207,474
6.375%, 8/1/19	500,000	575,152
3.300%, 3/1/23§	400,000	378,343
Covidien International Finance S.A.
2.800%, 6/15/15	200,000	206,994
6.000%, 10/15/17	1,166,000	1,351,112
4.200%, 6/15/20	700,000	753,393
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	200,938
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,037,993
2.625%, 3/15/16	1,000,000	1,049,143
1.375%, 4/1/18	500,000	483,330
4.450%, 3/15/20	1,500,000	1,630,134
4.125%, 3/15/21	500,000	530,068
3.125%, 3/15/22	150,000	146,278
2.750%, 4/1/23	500,000	466,250
St. Jude Medical, Inc.
3.250%, 4/15/23	1,000,000	945,868
Stryker Corp.
3.000%, 1/15/15	269,000	278,499
2.000%, 9/30/16	1,220,000	1,245,860
4.375%, 1/15/20	269,000	293,575
Zimmer Holdings, Inc.
1.400%, 11/30/14	400,000	401,695
3.375%, 11/30/21	400,000	391,306

		22,792,271

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	748,000	847,200
1.500%, 11/15/17	1,000,000	969,002
6.500%, 9/15/18	500,000	591,956
2.750%, 11/15/22	1,000,000	914,845
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,109,993
Cardinal Health, Inc.
1.700%, 3/15/18	143,000	138,595
4.625%, 12/15/20	1,700,000	1,815,439
Cigna Corp.
5.375%, 3/15/17	25,000	27,772
5.125%, 6/15/20	1,052,000	1,149,400
4.500%, 3/15/21	250,000	268,003
4.000%, 2/15/22	500,000	512,551
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	301,730
5.950%, 3/15/17	336,000	378,840
5.450%, 6/15/21	530,000	586,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Covidien International Finance S.A.
2.950%, 6/15/23	$500,000	$469,739
Express Scripts Holding Co.
2.750%, 11/21/14	500,000	511,314
3.125%, 5/15/16	2,000,000	2,080,652
4.750%, 11/15/21	1,250,000	1,333,116
3.900%, 2/15/22	2,000,000	2,016,054
Humana, Inc.
6.450%, 6/1/16	149,000	167,904
7.200%, 6/15/18	1,081,000	1,286,876
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	345,761
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,565,433
McKesson Corp.
5.700%, 3/1/17	500,000	571,147
1.400%, 3/15/18	1,000,000	968,503
4.750%, 3/1/21	1,000,000	1,094,359
2.850%, 3/15/23	1,000,000	939,515
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,542,355
7.125%, 3/15/18	500,000	593,371
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,027,102
6.400%, 7/1/17	500,000	570,164
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,094,649
1.400%, 10/15/17	100,000	98,422
6.000%, 2/15/18	1,580,000	1,854,696
1.625%, 3/15/19	750,000	724,039
4.700%, 2/15/21	750,000	821,383
2.875%, 3/15/22	500,000	476,448
2.875%, 3/15/23	500,000	469,595
WellPoint, Inc.
5.000%, 12/15/14	40,000	42,235
1.250%, 9/10/15	1,000,000	998,315
5.250%, 1/15/16	500,000	546,938
5.875%, 6/15/17	639,000	723,621
1.875%, 1/15/18	500,000	490,327
7.000%, 2/15/19	1,022,000	1,223,015
4.350%, 8/15/20	1,000,000	1,063,650
3.125%, 5/15/22	500,000	473,793

		38,796,792

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,087,300
5.000%, 7/15/20	500,000	537,227
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,036,003
6.000%, 3/1/20	1,000,000	1,127,513
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,500,000	1,556,314
1.850%, 1/15/18	750,000	719,569
4.500%, 3/1/21	1,000,000	1,044,777
3.150%, 1/15/23	1,000,000	916,374

		8,025,077

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.200%, 11/6/15§	2,500,000	2,498,521
1.750%, 11/6/17§	2,500,000	2,452,149

2.900%, 11/6/22§	$3,000,000	$2,759,655
Actavis, Inc.
5.000%, 8/15/14	231,000	240,395
6.125%, 8/15/19	288,000	332,249
3.250%, 10/1/22	1,500,000	1,402,959
Allergan, Inc.
1.350%, 3/15/18	375,000	362,681
3.375%, 9/15/20	1,000,000	1,031,704
2.800%, 3/15/23	350,000	330,714
AstraZeneca plc
5.900%, 9/15/17	1,750,000	2,027,345
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	579,291
5.450%, 5/1/18	750,000	868,602
2.000%, 8/1/22	500,000	450,534
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,812,752
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,000,000	993,119
2.850%, 5/8/22	3,000,000	2,884,218
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,488,689
5.650%, 5/15/18	2,500,000	2,890,430
2.800%, 3/18/23	1,000,000	947,237
Hospira, Inc.
5.900%, 6/15/14	205,000	210,802
6.400%, 5/15/15	1,251,000	1,325,059
Johnson & Johnson
2.150%, 5/15/16	800,000	828,188
5.550%, 8/15/17	2,000,000	2,325,441
3.550%, 5/15/21	400,000	422,858
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,069,571
0.700%, 5/18/16	1,000,000	994,210
6.000%, 9/15/17	1,058,000	1,234,853
1.100%, 1/31/18	1,000,000	968,539
1.300%, 5/18/18	500,000	485,208
5.000%, 6/30/19	950,000	1,085,477
3.875%, 1/15/21	1,000,000	1,065,726
2.400%, 9/15/22	1,000,000	929,438
2.800%, 5/18/23	1,500,000	1,415,495
Mylan, Inc.
1.800%, 6/24/16§	500,000	495,000
2.600%, 6/24/18§	500,000	495,000
Novartis Capital Corp.
2.900%, 4/24/15	2,000,000	2,083,808
2.400%, 9/21/22	1,000,000	935,137
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,738,703
Perrigo Co.
2.950%, 5/15/23	400,000	371,377
Pfizer, Inc.
5.350%, 3/15/15	1,846,000	1,989,508
0.900%, 1/15/17	500,000	493,875
1.500%, 6/15/18	1,000,000	984,007
6.200%, 3/15/19	2,500,000	3,007,955
3.000%, 6/15/23	1,000,000	968,802
Sanofi S.A.
2.625%, 3/29/16	1,000,000	1,044,849
1.250%, 4/10/18	363,000	350,595
4.000%, 3/29/21	1,700,000	1,812,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	$250,000	$256,675
2.950%, 12/18/22	750,000	700,365
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	969,000	1,006,627
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,500,000	1,491,000
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	472,375
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,483,670
5.450%, 4/1/17	500,000	569,494
Zoetis, Inc.
1.150%, 2/1/16§	110,000	109,221
1.875%, 2/1/18§	500,000	490,395
3.250%, 2/1/23§	1,045,000	987,646

		67,052,267

Total Health Care		153,131,420

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
3.500%, 2/15/15	685,000	715,647
0.950%, 5/15/18	500,000	477,284
6.000%, 3/15/19	846,000	1,012,902
4.875%, 2/15/20	886,000	1,006,006
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,083,848
General Dynamics Corp.
2.250%, 7/15/16	500,000	514,017
3.875%, 7/15/21	500,000	524,243
2.250%, 11/15/22	1,000,000	905,549
Honeywell International, Inc.
5.400%, 3/15/16	110,000	122,264
5.300%, 3/1/18	944,000	1,076,628
5.000%, 2/15/19	846,000	960,303
4.250%, 3/1/21	500,000	548,315
L-3 Communications Corp.
3.950%, 11/15/16	400,000	422,032
5.200%, 10/15/19	1,000,000	1,072,646
4.950%, 2/15/21	1,000,000	1,049,923
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	510,644
4.250%, 11/15/19	1,243,000	1,330,596
3.350%, 9/15/21	500,000	497,240
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	581,685
Precision Castparts Corp.
0.700%, 12/20/15	350,000	347,752
1.250%, 1/15/18	750,000	728,694
2.500%, 1/15/23	500,000	467,390
Raytheon Co.
6.400%, 12/15/18	208,000	253,413
4.400%, 2/15/20	769,000	836,692
3.125%, 10/15/20	1,000,000	1,003,936
2.500%, 12/15/22	500,000	460,641
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	154,202
3.100%, 11/15/21	550,000	545,518

Textron, Inc.
6.200%, 3/15/15	$300,000	$322,469
4.625%, 9/21/16	250,000	265,906
7.250%, 10/1/19	500,000	589,798
5.950%, 9/21/21	250,000	274,519
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,076,446
1.800%, 6/1/17	167,000	167,465
5.375%, 12/15/17	1,008,000	1,153,827
6.125%, 2/1/19	1,396,000	1,653,060
4.500%, 4/15/20	1,175,000	1,309,316
3.100%, 6/1/22	1,500,000	1,479,161

		27,501,977

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	861,781
2.625%, 8/1/22	245,000	226,312
2.700%, 4/15/23	350,000	320,304
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	195,571
5.125%, 4/1/19	2,000,000	2,293,286
3.125%, 1/15/21	1,300,000	1,314,916

		5,212,170

Airlines (0.1%)
American Airlines, Inc.
10.375%, 7/2/19	817,421	868,510
Series A
8.625%, 10/15/21	454,993	484,295
Continental Airlines, Inc.
9.000%, 7/8/16	524,639	602,023
4.750%, 1/12/21	923,191	977,475
Delta Air Lines, Inc.
4.950%, 5/23/19 (b)	903,448	959,913
7.750%, 12/17/19 (b)	319,258	360,761
Southwest Airlines Co.
5.250%, 10/1/14	553,000	578,922
5.750%, 12/15/16	461,000	510,557

		5,342,456

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	3,042,101
8.125%, 7/15/18	269,000	327,053
Owens Corning, Inc.
6.500%, 12/1/16	106,000	117,593
9.000%, 6/15/19	85,000	104,019

		3,590,766

Commercial Services & Supplies (0.2%)
ADT Corp.
3.500%, 7/15/22	1,000,000	917,476
4.125%, 6/15/23	500,000	468,628
Avery Dennison Corp.
5.375%, 4/15/20	169,000	177,142
3.350%, 4/15/23	300,000	283,689
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	327,590
4.750%, 5/1/19	200,000	226,009
Cornell University
5.450%, 2/1/19	200,000	231,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Dartmouth College
4.750%, 6/1/19	$135,000	$153,334
Pitney Bowes, Inc.
5.750%, 9/15/17	640,000	691,200
6.250%, 3/15/19	1,000,000	1,090,000
Republic Services, Inc.
3.800%, 5/15/18	500,000	528,077
5.500%, 9/15/19	964,000	1,085,969
3.550%, 6/1/22	1,000,000	973,305
Vanderbilt University
5.250%, 4/1/19	273,000	313,233
Waste Management, Inc.
6.100%, 3/15/18	346,000	397,012
7.375%, 3/11/19	700,000	841,142
4.750%, 6/30/20	200,000	215,420
4.600%, 3/1/21	500,000	531,567
2.900%, 9/15/22	500,000	456,504
Yale University
2.900%, 10/15/14	1,137,000	1,171,512

		11,080,587

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	400,000	396,886
2.875%, 5/8/22	1,000,000	954,839

		1,351,725

Electrical Equipment (0.1%)
Eaton Corp. plc
6.950%, 3/20/19	1,000,000	1,205,367
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,057,248
5.125%, 12/1/16	500,000	559,136
4.875%, 10/15/19	1,000,000	1,134,047
Roper Industries, Inc.
2.050%, 10/1/18	250,000	244,916
6.250%, 9/1/19	500,000	583,363
3.125%, 11/15/22	500,000	472,928

		5,257,005

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	503,973
2.000%, 6/26/22	1,000,000	929,830
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	109,894
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	265,358
Cooper U.S., Inc.
2.375%, 1/15/16	500,000	507,299
3.875%, 12/15/20	500,000	511,421
Danaher Corp.
2.300%, 6/23/16	750,000	771,198
5.625%, 1/15/18	346,000	398,818
5.400%, 3/1/19	500,000	576,064
3.900%, 6/23/21	500,000	528,985
GE Capital Trust I
6.375%, 11/15/67 (l)	900,000	922,500
General Electric Co.
0.850%, 10/9/15	1,000,000	997,051
5.250%, 12/6/17	3,000,000	3,371,579
2.700%, 10/9/22	3,000,000	2,837,340

Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	$846,000	$994,512
2.875%, 1/15/19§	750,000	735,465
Koninklijke Philips N.V.
5.750%, 3/11/18	1,500,000	1,731,911
3.750%, 3/15/22	250,000	249,487
Pentair Finance S.A.
5.000%, 5/15/21	450,000	479,241
3.150%, 9/15/22	500,000	461,300
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,000,000	1,156,051
Tyco International Finance S.A.
8.500%, 1/15/19	508,000	638,115

		19,677,392

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,040,992
2.600%, 6/26/22	500,000	469,318
Deere & Co.
4.375%, 10/16/19	439,000	489,819
2.600%, 6/8/22	1,000,000	950,156
Dover Corp.
5.450%, 3/15/18	466,000	529,706
4.300%, 3/1/21	500,000	542,847
Eaton Corp.
0.950%, 11/2/15§	500,000	495,046
1.500%, 11/2/17§	500,000	485,271
2.750%, 11/2/22§	1,125,000	1,042,129
Harsco Corp.
2.700%, 10/15/15	719,000	723,817
IDEX Corp.
4.200%, 12/15/21	300,000	308,439
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	602,608
3.375%, 9/15/21	300,000	306,388
Joy Global, Inc.
5.125%, 10/15/21	400,000	421,560
Kennametal, Inc.
2.650%, 11/1/19	250,000	242,264
3.875%, 2/15/22	442,000	427,731
Pall Corp.
5.000%, 6/15/20	200,000	214,822
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	572,164
Snap-On, Inc.
4.250%, 1/15/18	200,000	210,982
Stanley Black & Decker, Inc.
2.900%, 11/1/22	900,000	841,677
Xylem, Inc.
3.550%, 9/20/16	500,000	525,408

		11,443,144

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	234,783
4.375%, 12/1/22	500,000	480,373
Equifax, Inc.
4.450%, 12/1/14	269,000	279,454
3.300%, 12/15/22	461,000	427,238
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	551,875

		1,973,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	$346,000	$398,718
4.700%, 10/1/19	525,000	581,744
3.600%, 9/1/20	1,500,000	1,557,832
3.050%, 3/15/22	2,000,000	1,939,338
Canadian National Railway Co.
5.550%, 3/1/19	783,000	908,766
2.250%, 11/15/22	900,000	828,540
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	188,089
7.250%, 5/15/19	600,000	738,580
Con-way, Inc.
7.250%, 1/15/18	500,000	566,572
CSX Corp.
6.250%, 4/1/15	1,069,000	1,163,400
6.250%, 3/15/18	460,000	540,932
7.375%, 2/1/19	693,000	846,406
3.700%, 10/30/20	200,000	208,224
4.250%, 6/1/21	500,000	531,878
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	279,851
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20§	300,000	290,237
3.000%, 5/15/23§	121,000	113,586
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,364,042
5.750%, 4/1/18	346,000	400,211
5.900%, 6/15/19	1,145,000	1,349,631
2.903%, 2/15/23	1,000,000	947,488
Ryder System, Inc.
7.200%, 9/1/15	474,000	526,958
3.600%, 3/1/16	439,000	456,535
5.850%, 11/1/16	699,000	779,973
2.500%, 3/1/18	250,000	247,191
2.350%, 2/26/19	250,000	239,821
Union Pacific Corp.
6.125%, 2/15/20	1,346,000	1,617,188
4.000%, 2/1/21	170,000	183,269
2.950%, 1/15/23	500,000	484,149
2.750%, 4/15/23	1,000,000	945,202

		21,224,351

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	160,000	169,322
3.500%, 7/15/16	200,000	209,003
2.375%, 7/30/18	232,000	227,081
3.900%, 3/30/23	151,000	146,066

		751,472

Total Industrials		114,406,768

Information Technology (1.6%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	2,500,000	2,790,250
3.150%, 3/14/17	500,000	529,887
4.950%, 2/15/19	2,381,000	2,706,721
4.450%, 1/15/20	1,000,000	1,108,090

Harris Corp.
6.375%, 6/15/19	$165,000	$187,010
4.400%, 12/15/20	1,000,000	1,033,523
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	514,369
Motorola Solutions, Inc.
6.000%, 11/15/17	500,000	568,959
3.500%, 3/1/23	1,000,000	946,748
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,000,000	973,400

		11,358,957

Computers & Peripherals (0.3%)
Apple, Inc.
1.000%, 5/3/18	3,750,000	3,579,750
2.400%, 5/3/23	4,207,000	3,889,792
Dell, Inc.
2.300%, 9/10/15	200,000	199,263
3.100%, 4/1/16	1,000,000	997,500
5.875%, 6/15/19	769,000	777,690
EMC Corp.
1.875%, 6/1/18	1,500,000	1,477,500
2.650%, 6/1/20	1,000,000	985,200
3.375%, 6/1/23	1,500,000	1,464,236
Hewlett-Packard Co.
2.625%, 12/9/14	750,000	765,025
2.125%, 9/13/15	1,000,000	1,008,231
2.650%, 6/1/16	2,000,000	2,031,600
5.500%, 3/1/18	2,500,000	2,775,401
4.650%, 12/9/21	3,000,000	3,016,279
4.050%, 9/15/22	1,000,000	1,004,313
Lexmark International, Inc.
5.125%, 3/15/20	500,000	502,987
NetApp, Inc.
2.000%, 12/15/17	500,000	486,098

		24,960,865

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	269,000	282,011
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	516,812
3.000%, 3/1/18	150,000	148,520
6.000%, 4/1/20	304,000	331,093
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,063,558
Corning, Inc.
1.450%, 11/15/17	500,000	490,880
4.250%, 8/15/20	180,000	196,010
Ingram Micro, Inc.
5.000%, 8/10/22	500,000	495,589
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	962,500
Tech Data Corp.
3.750%, 9/21/17	300,000	303,720

		4,790,693

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	483,420
3.500%, 11/28/22	500,000	445,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

eBay, Inc.
0.700%, 7/15/15	$96,000	$95,990
1.625%, 10/15/15	700,000	713,561
1.350%, 7/15/17	571,000	562,897
3.250%, 10/15/20	200,000	206,410
2.600%, 7/15/22	500,000	459,550
Google, Inc.
2.125%, 5/19/16	850,000	880,375
3.625%, 5/19/21	850,000	887,995

		4,736,113

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,115,000
4.450%, 9/15/22	200,000	197,449
Fidelity National Information Services, Inc.
2.000%, 4/15/18	129,000	126,773
5.000%, 3/15/22	1,000,000	1,019,700
3.500%, 4/15/23	1,031,000	924,704
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,041,485
6.800%, 11/20/17	500,000	581,616
3.500%, 10/1/22	500,000	474,175
IBM Corp.
1.625%, 5/15/20	2,000,000	1,865,115
International Business Machines Corp.
0.550%, 2/6/15	1,000,000	998,774
0.750%, 5/11/15	1,000,000	1,000,902
1.950%, 7/22/16	950,000	970,663
5.700%, 9/14/17	5,539,000	6,419,333
1.250%, 2/8/18	1,000,000	972,932
1.875%, 8/1/22	1,500,000	1,338,600
SAIC, Inc.
4.450%, 12/1/20	200,000	206,011
Total System Services, Inc.
2.375%, 6/1/18	320,000	309,369
3.750%, 6/1/23	450,000	414,454
Western Union Co.
2.875%, 12/10/17	250,000	250,855
5.253%, 4/1/20	1,002,000	1,031,281

		21,259,191

Office Electronics (0.1%)
Xerox Corp.
4.250%, 2/15/15	1,673,000	1,746,698
6.750%, 2/1/17	1,224,000	1,393,458
2.950%, 3/15/17	250,000	251,820
6.350%, 5/15/18	803,000	917,539
5.625%, 12/15/19	539,000	597,232
4.500%, 5/15/21	185,000	191,160

		5,097,907

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	495,648
Analog Devices, Inc.
3.000%, 4/15/16	400,000	419,238
2.875%, 6/1/23	250,000	234,594
Applied Materials, Inc.
4.300%, 6/15/21	500,000	527,937
Broadcom Corp.
2.500%, 8/15/22	1,000,000	933,047

Intel Corp.
1.950%, 10/1/16	$1,500,000	$1,537,159
1.350%, 12/15/17	1,800,000	1,751,580
3.300%, 10/1/21	847,000	845,137
2.700%, 12/15/22	1,500,000	1,391,700
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	312,727
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	379,204
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,056,538
Texas Instruments, Inc.
2.375%, 5/16/16	850,000	879,155
1.000%, 5/1/18	500,000	477,400
1.650%, 8/3/19	250,000	249,987
2.250%, 5/1/23	750,000	677,930

		12,168,981

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	278,940
4.750%, 2/1/20	837,000	908,486
Autodesk, Inc.
1.950%, 12/15/17	250,000	242,800
BMC Software, Inc.
4.250%, 2/15/22	120,000	120,362
4.500%, 12/1/22	450,000	451,448
CA, Inc.
6.125%, 12/1/14	200,000	213,988
5.375%, 12/1/19	800,000	883,295
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,115,406
Microsoft Corp.
2.500%, 2/8/16	3,000,000	3,125,700
1.000%, 5/1/18	300,000	291,117
4.200%, 6/1/19	386,000	431,398
3.000%, 10/1/20	500,000	513,346
4.000%, 2/8/21	1,000,000	1,087,190
2.125%, 11/15/22	500,000	457,958
2.375%, 5/1/23	1,000,000	927,130
Oracle Corp.
5.250%, 1/15/16	2,766,000	3,057,813
1.200%, 10/15/17	1,000,000	972,300
5.750%, 4/15/18	500,000	581,250
5.000%, 7/8/19	3,500,000	3,968,310
2.500%, 10/15/22	1,500,000	1,385,594
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,129,749
3.950%, 6/15/22	1,000,000	990,862

		23,134,442

Total Information Technology		107,507,149

Materials (1.4%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	593,474
3.500%, 6/1/23	250,000	238,548
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	240,082
4.375%, 8/21/19	339,000	374,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Airgas, Inc.
3.250%, 10/1/15	$700,000	$730,387
1.650%, 2/15/18	500,000	485,099
Albemarle Corp.
4.500%, 12/15/20	500,000	518,331
Cabot Corp.
5.000%, 10/1/16	339,000	372,745
3.700%, 7/15/22	500,000	490,275
CF Industries, Inc.
7.125%, 5/1/20	1,000,000	1,200,172
3.450%, 6/1/23	500,000	480,503
Dow Chemical Co.
2.500%, 2/15/16	2,310,000	2,377,953
8.550%, 5/15/19	2,205,000	2,799,549
4.250%, 11/15/20	1,690,000	1,763,344
3.000%, 11/15/22	750,000	691,672
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	1,073,000	1,114,345
1.950%, 1/15/16	1,000,000	1,022,820
6.000%, 7/15/18	1,597,000	1,876,048
5.750%, 3/15/19	500,000	583,473
3.625%, 1/15/21	1,500,000	1,560,250
2.800%, 2/15/23	750,000	714,567
Eastman Chemical Co.
5.500%, 11/15/19	372,000	417,936
3.600%, 8/15/22	1,000,000	959,177
Ecolab, Inc.
2.375%, 12/8/14	500,000	510,022
1.000%, 8/9/15	94,000	93,725
3.000%, 12/8/16	1,500,000	1,564,734
4.350%, 12/8/21	1,000,000	1,050,193
Lubrizol Corp.
8.875%, 2/1/19	500,000	657,389
LyondellBasell Industries N.V.
6.000%, 11/15/21	1,800,000	2,011,500
Methanex Corp.
3.250%, 12/15/19	160,000	154,900
Monsanto Co.
5.125%, 4/15/18	769,000	873,792
2.200%, 7/15/22	250,000	230,013
NewMarket Corp.
4.100%, 12/15/22	167,000	160,342
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	500,000	526,369
6.500%, 5/15/19	760,000	905,498
4.875%, 3/30/20	194,000	213,652
PPG Industries, Inc.
1.900%, 1/15/16	650,000	662,274
6.650%, 3/15/18	300,000	355,454
3.600%, 11/15/20	350,000	363,138
2.700%, 8/15/22	500,000	466,863
Praxair, Inc.
4.625%, 3/30/15	849,000	905,724
0.750%, 2/21/16	400,000	396,718
1.050%, 11/7/17	656,000	633,743
1.250%, 11/7/18	400,000	379,904
4.500%, 8/15/19	700,000	778,120
4.050%, 3/15/21	500,000	531,335
3.000%, 9/1/21	500,000	491,890
2.200%, 8/15/22	350,000	317,892

2.700%, 2/21/23	$350,000	$332,499
RPM International, Inc.
6.125%, 10/15/19	600,000	683,727
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	385,323
1.350%, 12/15/17	550,000	534,398
Valspar Corp.
7.250%, 6/15/19	339,000	402,434
4.200%, 1/15/22	200,000	201,464
Westlake Chemical Corp.
3.600%, 7/15/22 (b)	308,000	292,600

		39,672,682

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	338,062

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	683,079
6.800%, 8/1/19	321,000	380,835

		1,063,914

Metals & Mining (0.7%)
Alcoa, Inc.
6.750%, 7/15/18	789,000	862,850
5.720%, 2/23/19	300,000	304,890
6.150%, 8/15/20	1,000,000	1,020,600
5.400%, 4/15/21	1,250,000	1,213,000
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	620,206
Barrick Gold Corp.
2.900%, 5/30/16	800,000	789,109
2.500%, 5/1/18§	500,000	447,294
6.950%, 4/1/19	1,923,000	2,039,831
3.850%, 4/1/22	500,000	420,333
4.100%, 5/1/23§	800,000	677,721
BHP Billiton Finance USA Ltd.
1.125%, 11/21/14	2,000,000	2,014,106
1.000%, 2/24/15	1,500,000	1,506,112
7.250%, 3/1/16	598,000	688,345
1.875%, 11/21/16	750,000	756,843
5.400%, 3/29/17	139,000	156,021
6.500%, 4/1/19	2,046,000	2,438,934
3.250%, 11/21/21	250,000	243,758
2.875%, 2/24/22	1,250,000	1,184,798
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	96,123
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	500,000	475,801
5.900%, 3/15/20	700,000	675,720
4.800%, 10/1/20	143,000	128,907
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	1,000,000	952,436
3.100%, 3/15/20§	1,500,000	1,374,044
3.550%, 3/1/22	1,500,000	1,364,867
3.875%, 3/15/23§	1,500,000	1,356,000
Goldcorp, Inc.
2.125%, 3/15/18	500,000	478,036
3.700%, 3/15/23	500,000	439,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Newmont Mining Corp.
5.125%, 10/1/19	$928,000	$983,484
3.500%, 3/15/22	750,000	639,822
Nucor Corp.
5.750%, 12/1/17	708,000	809,430
5.850%, 6/1/18	700,000	814,369
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	400,000	374,550
Rio Tinto Alcan, Inc.
5.000%, 6/1/15 (b)	1,000,000	1,070,000
Rio Tinto Finance USA Ltd.
1.875%, 11/2/15	2,500,000	2,526,424
6.500%, 7/15/18	920,000	1,085,422
9.000%, 5/1/19	487,000	629,720
3.500%, 11/2/20	1,000,000	996,936
4.125%, 5/20/21	1,250,000	1,262,340
3.750%, 9/20/21	1,000,000	984,160
Rio Tinto Finance USA plc
1.375%, 6/17/16	500,000	496,196
2.000%, 3/22/17	500,000	494,960
1.625%, 8/21/17	1,000,000	976,468
2.250%, 12/14/18	500,000	484,255
3.500%, 3/22/22	500,000	478,025
2.875%, 8/21/22	1,000,000	916,243
Southern Copper Corp.
5.375%, 4/16/20	118,000	122,638
3.500%, 11/8/22	244,000	218,990
Teck Resources Ltd.
3.850%, 8/15/17	3,000,000	3,127,500
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,704,605
4.625%, 9/15/20	1,500,000	1,481,188
4.375%, 1/11/22	1,000,000	947,740
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	562,270

		49,914,129

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,571,250
Domtar Corp.
4.400%, 4/1/22	2,000,000	1,920,000
International Paper Co.
5.300%, 4/1/15	1,009,000	1,076,596
7.950%, 6/15/18	1,744,000	2,131,360
9.375%, 5/15/19	500,000	652,534

		7,351,740

Total Materials		98,340,527

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
5.100%, 9/15/14	768,000	806,630
2.500%, 8/15/15	4,000,000	4,104,000
0.900%, 2/12/16	750,000	744,055
2.950%, 5/15/16	1,100,000	1,149,403
5.625%, 6/15/16	416,000	465,546
2.400%, 8/15/16	480,000	493,584
1.600%, 2/15/17	1,000,000	994,246
1.700%, 6/1/17	1,000,000	990,958
1.400%, 12/1/17	1,000,000	971,398

5.500%, 2/1/18	$3,700,000	$4,241,112
5.800%, 2/15/19	1,589,000	1,836,269
4.450%, 5/15/21	1,000,000	1,076,800
3.875%, 8/15/21	310,000	319,920
3.000%, 2/15/22	1,000,000	958,039
2.625%, 12/1/22	2,000,000	1,829,600
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,651,462
British Telecommunications plc
1.625%, 6/28/16	590,000	593,088
5.950%, 1/15/18	1,000,000	1,147,691
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	1,423,000	1,479,920
6.750%, 8/20/18	1,500,000	1,805,323
France Telecom S.A.
4.375%, 7/8/14	846,000	871,295
2.125%, 9/16/15	1,000,000	1,013,627
2.750%, 9/14/16	500,000	511,995
5.375%, 7/8/19	1,000,000	1,100,275
4.125%, 9/14/21	1,000,000	1,006,080
Qwest Corp.
7.500%, 10/1/14	557,000	598,775
6.500%, 6/1/17 (b)	750,000	859,688
6.750%, 12/1/21	1,000,000	1,120,564
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,416,000	1,485,384
6.999%, 6/4/18	1,000,000	1,104,277
7.175%, 6/18/19	690,000	765,936
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	320,000	333,632
3.992%, 2/16/16	2,455,000	2,549,058
6.421%, 6/20/16	346,000	380,133
6.221%, 7/3/17	473,000	525,336
3.192%, 4/27/18	1,000,000	976,721
5.877%, 7/15/19	425,000	459,127
5.134%, 4/27/20	629,000	646,167
5.462%, 2/16/21	2,000,000	2,069,649
4.570%, 4/27/23	500,000	476,067
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,076,085
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	991,201
5.550%, 2/15/16	2,430,000	2,691,954
1.100%, 11/1/17	1,000,000	961,891
5.500%, 2/15/18	1,611,000	1,821,768
6.100%, 4/15/18	208,000	242,578
8.750%, 11/1/18	1,298,000	1,675,958
6.350%, 4/1/19	1,846,000	2,176,988
4.600%, 4/1/21	1,500,000	1,613,400
3.500%, 11/1/21	1,000,000	1,003,285
2.450%, 11/1/22	1,250,000	1,126,250
Virgin Media Secured Finance plc
5.250%, 1/15/21	868,000	868,000

		62,762,188

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,000,000	1,013,030
5.625%, 11/15/17	2,280,000	2,563,267
5.000%, 3/30/20	2,086,000	2,222,112
3.125%, 7/16/22	1,000,000	918,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	$2,120,000	$2,756,899
Rogers Communications, Inc.
6.800%, 8/15/18	1,116,000	1,343,179
3.000%, 3/15/23	750,000	695,597
Vodafone Group plc
5.000%, 9/15/15	3,000,000	3,245,331
0.900%, 2/19/16	1,000,000	983,000
5.625%, 2/27/17	1,916,000	2,126,568
1.625%, 3/20/17	250,000	243,025
1.500%, 2/19/18	1,000,000	956,600
5.450%, 6/10/19	1,139,000	1,283,268
2.500%, 9/26/22	500,000	443,812
2.950%, 2/19/23	900,000	829,350

		21,623,158

Total Telecommunication Services		84,385,346

Utilities (1.7%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	486,540
Arizona Public Service Co.
8.750%, 3/1/19	461,000	596,790
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	285,810
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	229,375
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	763,836
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	569,899
1.950%, 9/1/16	175,000	178,068
6.150%, 9/15/17	940,000	1,100,034
4.000%, 8/1/20	271,000	289,015
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	583,304
Detroit Edison Co.
5.600%, 6/15/18	250,000	289,429
3.900%, 6/1/21	500,000	528,476
Duke Energy Carolinas LLC
7.000%, 11/15/18	346,000	430,137
Duke Energy Corp.
3.350%, 4/1/15	1,469,000	1,532,206
1.625%, 8/15/17	500,000	493,294
2.100%, 6/15/18	250,000	248,028
5.050%, 9/15/19	300,000	332,491
3.050%, 8/15/22	1,000,000	947,569
Duke Energy Florida, Inc.
5.650%, 6/15/18	346,000	403,143
4.550%, 4/1/20	135,000	151,281
Series A
5.800%, 9/15/17	1,000,000	1,162,775
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	567,087
3.750%, 7/15/20	1,000,000	1,042,244
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	579,184

Duke Energy Progress, Inc.
5.300%, 1/15/19	$1,500,000	$1,726,449
Edison International
3.750%, 9/15/17	500,000	527,730
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,042,056
Entergy Corp.
3.625%, 9/15/15	500,000	526,339
4.700%, 1/15/17	250,000	265,744
5.125%, 9/15/20	500,000	521,275
Entergy Louisiana LLC
1.875%, 12/15/14	130,000	131,962
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	603,413
Exelon Corp.
4.900%, 6/15/15	243,000	260,044
FirstEnergy Corp.
4.250%, 3/15/23	500,000	464,468
Florida Power & Light Co.
5.550%, 11/1/17	500,000	576,501
2.750%, 6/1/23	250,000	239,829
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,149,800
4.250%, 12/1/19	307,000	332,974
2.850%, 5/15/22	500,000	478,352
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,310,823
2.000%, 6/30/16	1,000,000	1,028,157
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,316,127
Series J
3.200%, 3/15/23	150,000	142,095
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,681,799
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	562,795
7.150%, 4/1/19	500,000	615,097
3.150%, 3/15/23	250,000	238,233
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,017,084
LG&E and KU Energy LLC
3.750%, 11/15/20	1,000,000	1,018,209
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,021,000
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	613,699
MidAmerican Energy Co.
4.650%, 10/1/14	1,000,000	1,046,773
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	871,908
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,200,008
7.125%, 3/15/19	500,000	616,433
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	200,000	199,945
7.875%, 12/15/15	200,000	232,390
6.000%, 3/1/19	846,000	973,171
4.500%, 6/1/21	1,000,000	1,059,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Northern States Power Co.
1.950%, 8/15/15	$419,000	$429,061
5.250%, 3/1/18	500,000	577,039
2.150%, 8/15/22	1,000,000	915,694
NSTAR Electric Co.
5.625%, 11/15/17	750,000	863,778
2.375%, 10/15/22	1,250,000	1,136,781
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,105,300
6.800%, 9/1/18	500,000	601,991
7.000%, 9/1/22	750,000	931,712
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,150,207
8.250%, 10/15/18	693,000	894,577
3.500%, 10/1/20	1,000,000	1,034,741
3.250%, 6/15/23	250,000	242,090
PacifiCorp
5.500%, 1/15/19	300,000	343,143
2.950%, 2/1/22	500,000	494,322
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,051,361
2.375%, 9/15/22	500,000	470,384
Portland General Electric Co.
6.100%, 4/15/19	373,000	445,654
PPL Capital Funding, Inc.
1.900%, 6/1/18	300,000	293,755
3.400%, 6/1/23	250,000	234,723
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	187,293
Progress Energy, Inc.
7.050%, 3/15/19	1,000,000	1,214,908
3.150%, 4/1/22	1,000,000	953,226
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	40,503
2.250%, 9/15/22	500,000	462,580
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	60,360
4.400%, 2/1/21	150,000	159,870
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	687,935
2.375%, 5/15/23	500,000	465,549
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	604,430
Southern California Edison Co.
5.500%, 8/15/18	500,000	580,365
3.875%, 6/1/21	500,000	535,590
Southern Co.
2.375%, 9/15/15	500,000	515,021
1.950%, 9/1/16	310,000	314,566
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	290,170
3.550%, 2/15/22	2,000,000	1,959,227
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	644,283
Tampa Electric Co.
6.100%, 5/15/18	194,000	230,961
2.600%, 9/15/22	200,000	189,781
Toledo Edison Co.
7.250%, 5/1/20	517,000	638,145
UIL Holdings Corp.
4.625%, 10/1/20	500,000	520,183

Virginia Electric & Power Co.
5.400%, 1/15/16	$930,000	$1,027,940
5.400%, 4/30/18	500,000	578,379
Series A
5.000%, 6/30/19	500,000	574,384
Westar Energy, Inc.
5.100%, 7/15/20	500,000	592,035
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	734,321
2.950%, 9/15/21	500,000	500,391
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	307,803
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	554,685

		69,743,418

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	507,879
Atmos Energy Corp.
8.500%, 3/15/19	650,000	855,625
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	597,462
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	401,805
4.500%, 1/15/21	1,135,000	1,235,595
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	206,105
3.875%, 3/15/23	1,000,000	937,901
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	250,000	287,850
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	764,447
National Fuel Gas Co.
3.750%, 3/1/23	500,000	480,769
ONEOK, Inc.
5.200%, 6/15/15	500,000	536,647
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	750,000	887,590
Questar Corp.
2.750%, 2/1/16	125,000	129,574
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	963,577
Southwest Gas Corp.
3.875%, 4/1/22	500,000	519,671

		9,312,497

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	534,012
5.150%, 12/1/20	500,000	546,049
Exelon Generation Co. LLC
6.200%, 10/1/17	596,000	680,620
5.200%, 10/1/19	2,000,000	2,185,515
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	551,660
6.500%, 5/1/18	69,000	79,995
PSEG Power LLC
5.125%, 4/15/20	1,175,000	1,286,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Southern Power Co.
Series D
4.875%, 7/15/15	$1,000,000	$1,071,971
Tennessee Valley Authority
5.500%, 7/18/17	2,894,000	3,361,059
3.875%, 2/15/21	1,830,000	2,002,072
1.875%, 8/15/22	1,000,000	940,506
TransAlta Corp.
4.750%, 1/15/15	1,000,000	1,044,567

		14,284,207

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	278,726
Ameren Corp.
9.750%, 11/15/18	1,000,000	1,340,780
2.700%, 9/1/22	500,000	496,119
Avista Corp.
5.125%, 4/1/22	500,000	572,537
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	590,400
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,623,618
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	943,000	1,170,818
6.650%, 4/1/19	500,000	610,878
4.450%, 6/15/20	500,000	551,194
Consumers Energy Co.
6.700%, 9/15/19	1,596,000	1,984,728
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	218,807
5.150%, 7/15/15	271,000	293,528
2.250%, 9/1/15	1,500,000	1,542,473
5.600%, 11/15/16	280,000	315,442
6.000%, 11/30/17	941,000	1,087,326
8.875%, 1/15/19	346,000	451,501
5.200%, 8/15/19	316,000	358,033
7.500%, 6/30/66(l)	200,000	221,000
Integrys Energy Group, Inc.
6.110%, 12/1/66 (l)	200,000	211,000
National Grid plc
6.300%, 8/1/16	423,000	481,094
NiSource Finance Corp.
5.400%, 7/15/14	500,000	522,044
6.400%, 3/15/18	1,250,000	1,454,035
6.800%, 1/15/19	1,000,000	1,198,717
NSTAR LLC
4.500%, 11/15/19	269,000	308,583
SCANA Corp.
6.250%, 4/1/20	200,000	221,162
Sempra Energy
6.500%, 6/1/16	409,000	469,082
2.300%, 4/1/17	550,000	558,832
9.800%, 2/15/19	1,000,000	1,343,900
2.875%, 10/1/22	500,000	465,010
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	530,000	569,750

		21,511,117

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	$500,000	$543,065

Total Utilities		115,394,304

Total Corporate Bonds		1,990,684,383

Government Securities (66.9%)
Foreign Governments (2.6%)
Canadian Government Bond
2.375% 9/10/14	2,485,000	2,543,207
0.875% 2/14/17	3,000,000	2,985,156
China Development Bank Corp.
5.000% 10/15/15	500,000	538,570
Development Bank of Japan
4.250% 6/9/15	500,000	534,189
5.125% 2/1/17	1,000,000	1,137,377
Egypt Government AID Bonds
4.450% 9/15/15	1,000,000	1,085,441
Export Development Canada
2.250% 5/28/15	2,500,000	2,583,269
0.500% 9/15/15	1,000,000	998,209
0.750% 12/15/17	1,250,000	1,215,628
Export-Import Bank of Korea
5.875% 1/14/15	800,000	850,336
4.125% 9/9/15	2,650,000	2,787,243
4.000% 1/11/17	800,000	833,064
1.750% 2/27/18	591,000	557,662
5.125% 6/29/20	500,000	535,445
4.000% 1/29/21	1,500,000	1,489,890
5.000% 4/11/22	500,000	529,300
Federative Republic of Brazil
7.875% 3/7/15	2,000,000	2,205,000
6.000% 1/17/17	2,000,000	2,245,000
8.000% 1/15/18	1,115,000	1,259,950
5.875% 1/15/19	1,250,000	1,423,750
8.875% 10/14/19	554,000	728,510
4.875% 1/22/21	2,500,000	2,650,000
FMS Wertmanagement AoeR
0.625% 4/18/16	1,350,000	1,344,442
1.000% 11/21/17	1,450,000	1,416,679
Japan Bank for International Cooperation
1.125% 7/19/17	3,000,000	2,961,784
Japan Finance Corp.
2.875% 2/2/15	2,500,000	2,589,073
2.500% 1/21/16	2,000,000	2,084,132
2.500% 5/18/16	1,000,000	1,045,020
Japan Finance Organization for Municipalities
4.625% 4/21/15	1,500,000	1,604,053
5.000% 5/16/17	1,000,000	1,133,176
4.000% 1/13/21	600,000	656,315
Korea Development Bank
4.375% 8/10/15	615,000	647,558
1.000% 1/22/16	1,000,000	975,290
3.250% 3/9/16	100,000	102,990
4.000% 9/9/16	1,000,000	1,056,680
1.500% 1/22/18	1,000,000	930,910
3.000% 9/14/22	1,000,000	912,490
Korea Finance Corp.
3.250% 9/20/16	650,000	669,058
2.250% 8/7/17	1,000,000	970,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Province of British Columbia
2.850% 6/15/15	$1,724,000	$1,801,005
2.100% 5/18/16	1,000,000	1,036,441
1.200% 4/25/17	1,500,000	1,502,351
2.000% 10/23/22	650,000	606,183
Province of Manitoba
4.900% 12/6/16	650,000	729,743
1.125% 6/1/18	1,000,000	964,519
1.750% 5/30/19	1,000,000	982,571
2.100% 9/6/22	1,468,000	1,370,874
Province of New Brunswick
2.750% 6/15/18	1,250,000	1,296,768
Province of Nova Scotia
2.375% 7/21/15	500,000	514,826
5.125% 1/26/17	1,233,000	1,394,290
Province of Ontario
2.950% 2/5/15	2,000,000	2,075,558
0.950% 5/26/15	2,000,000	2,012,435
2.700% 6/16/15	6,000,000	6,241,336
2.300% 5/10/16	2,000,000	2,075,853
1.100% 10/25/17	1,750,000	1,716,928
1.200% 2/14/18	1,000,000	977,309
1.650% 9/27/19	1,000,000	962,484
4.400% 4/14/20	5,000,000	5,601,885
2.450% 6/29/22	1,500,000	1,440,656
Province of Quebec
4.600% 5/26/15	1,270,000	1,364,444
5.125% 11/14/16	1,520,000	1,719,185
4.625% 5/14/18	1,416,000	1,596,243
3.500% 7/29/20	1,500,000	1,580,687
2.750% 8/25/21	500,000	494,023
2.625% 2/13/23	250,000	237,856
Republic of Chile
3.875% 8/5/20	400,000	417,000
3.250% 9/14/21	1,000,000	990,000
2.250% 10/30/22	500,000	447,500
Republic of Colombia
8.250% 12/22/14	1,000,000	1,100,000
7.375% 1/27/17	1,500,000	1,749,750
7.375% 3/18/19	2,000,000	2,430,000
4.375% 7/12/21	1,000,000	1,035,000
Republic of Italy
4.500% 1/21/15	3,002,000	3,125,111
3.125% 1/26/15	3,000,000	3,060,119
5.250% 9/20/16	1,901,000	2,049,179
5.375% 6/12/17	2,500,000	2,707,425
Republic of Korea
4.875% 9/22/14	545,000	569,182
7.125% 4/16/19	1,546,000	1,881,466
Republic of Panama
7.250% 3/15/15	1,000,000	1,080,000
5.200% 1/30/20	943,000	1,027,870
Republic of Peru
8.375% 5/3/16	720,000	837,000
7.125% 3/30/19	1,209,000	1,450,800
Republic of Philippines
4.000% 1/15/21	5,000,000	5,275,000
Republic of Poland
3.875% 7/16/15	1,443,000	1,508,642
5.000% 10/19/15	1,193,000	1,280,089
6.375% 7/15/19	1,923,000	2,246,545
5.125% 4/21/21	1,500,000	1,629,825

5.000% 3/23/22	$2,000,000	$2,117,820
3.000% 3/17/23	1,250,000	1,131,550
Republic of South Africa
6.875% 5/27/19	1,745,000	1,998,025
5.500% 3/9/20	1,500,000	1,606,875
5.875% 5/30/22	1,000,000	1,083,750
Republic of Turkey
7.500% 7/14/17	10,000,000	11,525,000
3.250% 3/23/23	5,000,000	4,381,250
State of Israel
5.500% 11/9/16	464,000	518,520
5.125% 3/26/19	1,387,000	1,556,908
4.000% 6/30/22	1,000,000	1,030,000
Svensk Exportkredit AB
3.250% 9/16/14	500,000	516,518
1.750% 10/20/15	2,230,000	2,280,696
2.125% 7/13/16	1,000,000	1,033,177
5.125% 3/1/17	458,000	520,147
1.125% 4/5/18	2,000,000	1,942,292
United Mexican States
5.950% 3/19/19	3,000,000	3,433,500
3.625% 3/15/22	8,996,000	8,861,060

		178,547,790

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	2,000	2,040
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	4,000	4,492
City & County of Denver, General Obligation Bonds, Series 2010A
5.650% 8/1/30	4,000	4,612
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	2,000	2,186
6.395% 1/1/40	4,000	4,706
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	4,000	4,647
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	2,000	2,235
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	8,000	8,786
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	4,000	4,235
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	4,000	4,460
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750% 8/1/49	4,000	4,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010A-2
6.731% 7/1/43	$204,000	$236,942
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	4,000	4,680
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	1,000,000	967,360
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	2,000	2,157
7.055% 4/1/57	4,000	3,939
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	4,000	3,925
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	1,000	1,075
5.561% 12/1/49	3,000	3,247
Puerto Rico Commonwealth Government Development Bank
3.670% 5/1/14	1,000,000	992,240
4.704% 5/1/16	1,000,000	978,830
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796% 7/1/19	175,000	170,104
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	4,000	4,832
7.043% 4/1/50	4,000	5,095
State of California, Various Purposes, General Obligation Bonds
5.450% 4/1/15	250,000	268,597
State of California, Various Purposes, General Obligation Bonds, Series 2009
4.850% 10/1/14	500,000	526,495
5.950% 4/1/16	35,000	39,111
5.750% 3/1/17	200,000	227,558
6.200% 3/1/19	200,000	233,452
6.200% 10/1/19	400,000	467,256
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950% 11/1/15	1,250,000	1,338,813
State of Illinois, General Obligation Bonds, Series 2010
4.071% 1/1/14	4,000	4,059
4.421% 1/1/15	269,000	280,080
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	3,400,000	3,637,592
5.665% 3/1/18	2,000,000	2,191,640
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	2,000	2,137

		12,638,608

Supranational (2.4%)
African Development Bank
6.875% 10/15/15	$200,000	$220,505
2.500% 3/15/16	2,000,000	2,093,186
0.875% 3/15/18	2,000,000	1,944,553
Asian Development Bank
4.250% 10/20/14	416,000	436,842
0.500% 8/17/15	1,000,000	999,356
2.500% 3/15/16	2,500,000	2,620,605
0.500% 6/20/16	2,000,000	1,974,266
5.500% 6/27/16	3,000,000	3,417,416
1.125% 3/15/17	1,000,000	995,537
1.875% 10/23/18	1,650,000	1,666,146
1.750% 3/21/19	1,250,000	1,247,339
1.375% 3/23/20	500,000	477,820
Corp. Andina de Fomento
3.750% 1/15/16	2,000,000	2,089,963
5.750% 1/12/17	346,000	387,520
8.125% 6/4/19	979,000	1,237,584
Council of Europe Development Bank
2.750% 2/10/15	500,000	517,542
2.625% 2/16/16	1,500,000	1,568,525
1.500% 2/22/17	1,500,000	1,517,320
1.000% 3/7/18	1,500,000	1,460,385
European Bank for Reconstruction & Development
2.750% 4/20/15	700,000	727,970
2.500% 3/15/16	3,500,000	3,666,116
1.000% 2/16/17	1,500,000	1,495,497
0.750% 9/1/17	2,000,000	1,952,015
1.000% 6/15/18	2,000,000	1,944,530
European Investment Bank
1.125% 8/15/14	4,000,000	4,029,368
0.875% 12/15/14	2,000,000	2,010,336
2.875% 1/15/15	1,693,000	1,753,522
2.750% 3/23/15	1,500,000	1,556,149
1.125% 4/15/15	2,500,000	2,524,564
1.000% 7/15/15	2,000,000	2,014,992
1.375% 10/20/15	6,000,000	6,090,680
4.875% 2/16/16	2,018,000	2,228,721
2.250% 3/15/16	7,000,000	7,256,326
0.625% 4/15/16	3,000,000	2,977,417
0.500% 8/15/16	5,000,000	4,918,270
5.125% 9/13/16	2,000,000	2,254,624
4.875% 1/17/17	2,471,000	2,783,298
5.125% 5/30/17	3,401,000	3,885,441
1.625% 6/15/17	4,000,000	4,033,586
1.125% 9/15/17	2,000,000	1,968,560
1.000% 12/15/17	2,000,000	1,946,180
1.000% 3/15/18	4,000,000	3,869,526
1.000% 6/15/18	5,000,000	4,797,343
2.875% 9/15/20	2,250,000	2,285,324
4.000% 2/16/21	2,000,000	2,174,282
Inter-American Development Bank
2.250% 7/15/15	1,000,000	1,032,539
0.500% 8/17/15	1,000,000	998,243
5.125% 9/13/16	2,275,000	2,572,315
1.375% 10/18/16	2,000,000	2,024,775
0.875% 3/15/18	500,000	486,364
4.250% 9/10/18	1,467,000	1,655,831
3.875% 9/17/19	1,000,000	1,112,630
3.875% 2/14/20	2,693,000	2,992,204
1.375% 7/15/20	5,000,000	4,735,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

International Bank for Reconstruction & Development
1.125% 8/25/14	$1,000,000	$1,008,493
2.375% 5/26/15	3,500,000	3,622,612
2.125% 3/15/16	6,000,000	6,219,333
5.000% 4/1/16	916,000	1,021,162
0.500% 4/15/16	3,000,000	2,977,035
1.000% 9/15/16	1,000,000	1,003,409
0.875% 4/17/17	3,500,000	3,455,050
9.250% 7/15/17	599,000	765,537
7.625% 1/19/23	1,000,000	1,403,975
2.125% 2/13/23	1,000,000	949,366
International Finance Corp.
0.500% 5/15/15	500,000	499,878
0.500% 5/16/16	1,000,000	991,657
1.125% 11/23/16	3,000,000	3,023,316
2.125% 11/17/17	4,000,000	4,125,778
0.875% 6/15/18	2,500,000	2,417,584
Nordic Investment Bank
2.625% 10/6/14	1,300,000	1,336,013
2.250% 3/15/16	500,000	520,357
0.500% 4/14/16	1,500,000	1,489,758
5.000% 2/1/17	1,567,000	1,785,484
1.000% 3/7/17	1,000,000	997,984
North American Development Bank
4.375% 2/11/20	500,000	544,117
2.400% 10/26/22	1,000,000	914,890

		162,700,496

U.S. Government Agencies (7.2%)
Federal Farm Credit Bank
0.300% 8/21/14	3,000,000	3,002,109
3.000% 9/22/14	1,000,000	1,033,804
0.320% 3/12/15	1,824,000	1,823,052
0.390% 12/17/15	2,000,000	1,986,695
0.875% 6/14/16	500,000	499,882
5.125% 8/25/16	485,000	549,859
0.540% 11/7/16	4,000,000	3,919,826
4.875% 1/17/17	4,895,000	5,571,584
1.290% 6/14/19	1,000,000	944,499
2.500% 6/20/22	1,000,000	946,147
Federal Home Loan Bank
5.125% 8/14/13	1,000	1,006
4.000% 9/6/13	4,000	4,028
5.250% 6/18/14	2,000	2,096
5.500% 8/13/14	3,901,000	4,131,565
2.750% 12/12/14	5,000,000	5,178,511
0.250% 1/16/15	5,000,000	4,994,492
2.875% 6/12/15	2,500,000	2,608,212
0.500% 11/20/15	5,000,000	4,978,430
0.500% 1/8/16	3,070,000	3,060,149
1.000% 3/11/16	5,000,000	5,043,023
5.375% 5/18/16	5,100,000	5,768,748
2.125% 6/10/16	5,000,000	5,182,258
5.625% 6/13/16	1,000,000	1,127,758
0.375% 6/24/16	5,000,000	4,941,456
0.800% 6/24/16	2,000,000	1,997,003
0.575% 7/29/16	3,000,000	2,972,580
4.750% 12/16/16	10,371,000	11,750,819
4.875% 5/17/17	3,169,000	3,597,345
5.250% 6/5/17	950,000	1,086,359
1.050% 7/26/17	250,000	245,501

1.000% 8/9/17	$500,000	$489,759
5.000% 11/17/17	6,426,000	7,417,250
1.625% 6/19/18	2,000,000	1,968,508
1.150% 7/25/18	1,000,000	962,262
1.650% 7/18/19	250,000	240,110
4.125% 3/13/20	4,000,000	4,487,063
5.500% 7/15/36	3,000	3,736
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	6,386,000	6,704,455
3.000% 7/28/14	800,000	823,886
0.375% 8/28/14	2,000,000	2,002,705
5.000% 11/13/14	1,000,000	1,064,855
0.750% 11/25/14	5,000,000	5,032,328
0.625% 12/29/14	5,000,000	5,021,643
0.800% 1/13/15	1,000,000	1,003,289
4.500% 1/15/15	1,916,000	2,039,725
0.650% 1/30/15	500,000	501,308
0.500% 2/5/15	3,000,000	3,001,209
2.875% 2/9/15	5,020,000	5,224,834
0.550% 2/13/15	1,000,000	1,002,010
0.550% 2/27/15	500,000	501,029
0.420% 6/19/15	2,500,000	2,498,517
1.000% 6/30/15	1,500,000	1,505,920
0.500% 9/14/15	2,000,000	1,998,863
0.420% 9/18/15	5,000,000	4,984,779
4.750% 11/17/15	6,915,000	7,611,645
4.750% 1/19/16	3,500,000	3,866,040
0.850% 2/24/16	1,000,000	1,001,602
1.000% 2/24/16	1,000,000	1,003,833
1.000% 3/21/16	1,000,000	1,003,882
0.500% 4/29/16	811,000	805,286
0.500% 5/13/16	2,500,000	2,482,806
5.500% 7/18/16	5,693,000	6,497,713
0.700% 9/27/16	250,000	247,872
0.750% 10/5/16	2,000,000	1,985,263
5.125% 10/18/16	5,500,000	6,273,896
2.250% 1/23/17	500,000	505,007
1.000% 3/8/17	5,000,000	4,978,666
5.000% 4/18/17	5,277,000	6,045,998
1.250% 5/12/17	5,000,000	5,007,256
2.250% 7/3/17	500,000	500,053
2.000% 7/17/17	2,500,000	2,502,135
1.000% 7/25/17	1,000,000	979,827
1.000% 7/28/17	5,000,000	4,946,349
2.000% 8/8/17	250,000	250,438
1.000% 9/29/17	5,000,000	4,910,195
5.125% 11/17/17	6,732,000	7,803,977
0.750% 1/12/18	5,000,000	4,843,984
0.875% 3/7/18	2,000,000	1,923,228
1.050% 4/30/18	2,000,000	1,932,709
1.100% 5/7/18	2,000,000	1,932,414
1.125% 5/25/18	1,000,000	966,103
4.875% 6/13/18	2,000,000	2,314,061
3.750% 3/27/19	7,220,000	7,921,306
2.000% 7/30/19	500,000	492,463
3.000% 7/31/19	500,000	500,951
1.250% 8/1/19	3,000,000	2,861,432
3.000% 8/1/19	3,000,000	3,005,885
1.250% 10/2/19	7,000,000	6,658,910
2.500% 10/17/19	1,000,000	1,003,015
2.000% 7/23/21	1,000,000	933,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

2.375% 1/13/22	$13,000,000	$12,580,325
2.500% 4/17/23	2,000,000	1,885,818
2.625% 6/13/23	1,000,000	940,200
Federal National Mortgage Association
0.875% 8/28/14	7,500,000	7,545,170
3.000% 9/16/14	2,693,000	2,782,879
4.625% 10/15/14	2,000,000	2,110,014
2.625% 11/20/14	5,520,000	5,700,396
0.750% 12/19/14	5,000,000	5,027,681
0.750% 1/30/15	500,000	501,618
0.800% 2/13/15	1,000,000	1,003,681
5.000% 3/2/15	1,000,000	1,077,740
0.375% 3/16/15	5,000,000	5,000,967
5.000% 4/15/15	5,000,000	5,412,664
0.500% 5/27/15	5,000,000	5,005,830
0.625% 6/4/15	500,000	501,583
0.420% 6/5/15	3,000,000	2,998,846
0.500% 7/2/15	5,000,000	4,982,656
2.375% 7/28/15	10,000,000	10,399,383
0.400% 7/30/15	1,000,000	998,116
2.150% 8/4/15	269,000	278,366
0.500% 8/20/15	2,500,000	2,499,767
2.000% 9/21/15	400,000	413,121
0.500% 9/28/15	5,000,000	4,978,915
1.875% 10/15/15	339,000	347,813
4.375% 10/15/15	3,513,000	3,825,361
1.625% 10/26/15	5,000,000	5,103,261
0.480% 11/25/15	1,000,000	997,894
0.500% 11/27/15	5,000,000	4,985,755
0.375% 12/21/15	5,000,000	4,956,630
0.500% 1/15/16	1,000,000	996,596
0.500% 1/29/16	1,000,000	994,579
0.520% 2/26/16	1,500,000	1,494,073
0.550% 2/26/16	1,750,000	1,741,521
5.000% 3/15/16	4,000,000	4,460,375
2.375% 4/11/16	5,000,000	5,217,059
0.550% 6/6/16	5,000,000	4,950,612
5.250% 9/15/16	5,100,000	5,813,052
1.250% 9/28/16	6,000,000	6,085,042
0.625% 10/25/16	7,000,000	6,882,859
4.875% 12/15/16	3,400,000	3,858,984
0.750% 2/6/17	1,000,000	979,982
0.750% 3/6/17	1,000,000	980,189
1.000% 3/20/17	2,000,000	1,983,163
1.125% 4/27/17	15,000,000	14,890,912
5.000% 5/11/17	2,609,000	2,967,146
(Zero Coupon), 6/1/17	3,000,000	2,859,782
5.375% 6/12/17	4,150,000	4,807,140
1.125% 6/28/17	500,000	495,172
1.000% 8/21/17	500,000	489,294
0.950% 8/23/17	2,000,000	1,952,908
0.875% 8/28/17	10,350,000	10,137,142
1.000% 9/20/17	2,000,000	1,948,871
0.875% 10/26/17	2,250,000	2,197,684
0.900% 11/7/17	4,000,000	3,875,574
1.050% 11/15/17	1,000,000	974,066
0.875% 12/20/17	5,000,000	4,868,368
1.000% 12/28/17	3,000,000	2,908,827
1.030% 1/30/18	1,000,000	968,269
0.875% 2/8/18	2,000,000	1,944,831

1.200% 2/28/18	$1,000,000	$973,337
1.125% 4/3/18	1,000,000	970,460
1.000% 4/30/18	1,000,000	964,636
0.875% 5/21/18	1,000,000	968,324
1.000% 5/21/18	2,000,000	1,921,187
1.500% 8/28/18	1,000,000	974,239
1.250% 12/28/18	250,000	239,002
1.750% 1/30/19	500,000	488,563
1.500% 2/26/19	250,000	241,296
1.700% 8/28/19	920,000	883,403
1.550% 10/4/19	2,000,000	1,964,605
(Zero Coupon), 10/9/19	4,000,000	3,360,000
1.500% 10/9/19	1,500,000	1,419,135
1.550% 10/29/19	3,000,000	2,842,073
1.600% 1/30/20	2,000,000	1,893,608
1.750% 3/6/20	1,000,000	953,570
2.250% 10/17/22	2,500,000	2,317,690
2.200% 10/25/22	250,000	230,805
2.500% 2/22/23	2,000,000	1,876,857
Financing Corp.
10.700% 10/6/17 IO STRIPS	1,200,000	1,643,763

		494,621,486

U.S. Treasuries (54.5%)
U.S. Treasury Bonds
11.250% 2/15/15	3,098,000	3,646,816
9.875% 11/15/15	6,039,000	7,376,160
9.250% 2/15/16	6,068,000	7,438,601
7.250% 5/15/16	2,719,000	3,231,361
7.500% 11/15/16	15,712,000	19,208,561
8.750% 5/15/17	11,386,000	14,741,257
8.875% 8/15/17	2,903,000	3,818,464
9.125% 5/15/18	2,693,000	3,687,382
9.000% 11/15/18	1,386,000	1,928,989
8.875% 2/15/19	6,932,000	9,693,969
8.125% 8/15/19	12,482,000	17,206,305
U.S. Treasury Notes
0.125% 7/31/14	15,000,000	14,987,696
0.500% 8/15/14	25,000,000	25,082,030
0.250% 8/31/14	58,000,000	58,025,149
2.375% 8/31/14	47,972,000	49,174,672
0.250% 9/15/14	25,000,000	25,008,790
0.250% 9/30/14	50,000,000	50,017,185
2.375% 9/30/14	23,464,000	24,092,854
0.250% 10/31/14	60,000,000	60,022,500
2.375% 10/31/14	27,197,000	27,972,539
0.375% 11/15/14	10,000,000	10,020,195
4.250% 11/15/14	18,464,000	19,479,376
0.250% 11/30/14	100,000,000	100,022,270
0.125% 12/31/14	80,000,000	79,855,000
2.625% 12/31/14	87,425,000	90,523,805
0.250% 1/15/15	30,000,000	29,994,141
0.250% 1/31/15	63,000,000	62,986,959
0.250% 2/15/15	62,500,000	62,463,381
4.000% 2/15/15	16,392,000	17,374,304
0.250% 2/28/15	50,000,000	49,962,890
0.250% 3/31/15	90,000,000	89,900,505
2.500% 3/31/15	22,870,000	23,740,757
0.125% 4/30/15	25,000,000	24,905,175
2.500% 4/30/15	41,732,000	43,376,829
2.125% 5/31/15	24,390,000	25,216,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

0.375% 6/15/15	$35,000,000	$35,010,392
1.875% 6/30/15	30,000,000	30,900,234
0.250% 7/15/15	30,000,000	29,918,673
1.750% 7/31/15	25,965,000	26,699,119
0.250% 8/15/15	25,000,000	24,914,062
4.250% 8/15/15	19,365,000	20,940,827
1.250% 8/31/15	10,000,000	10,178,047
1.250% 9/30/15	42,079,000	42,844,312
1.250% 10/31/15	20,000,000	20,368,126
4.500% 11/15/15	20,579,000	22,529,181
1.375% 11/30/15	30,000,000	30,638,436
0.250% 12/15/15	15,000,000	14,909,297
2.125% 12/31/15	10,000,000	10,400,547
0.375% 1/15/16	20,000,000	19,927,812
0.375% 2/15/16	25,000,000	24,887,305
4.500% 2/15/16	5,000,000	5,513,672
2.125% 2/29/16	30,000,000	31,239,609
2.625% 2/29/16	10,157,000	10,712,937
0.375% 3/15/16	25,000,000	24,867,383
2.375% 3/31/16	7,520,000	7,887,716
2.000% 4/30/16	8,000,000	8,307,500
2.625% 4/30/16	7,000,000	7,392,055
0.250% 5/15/16	30,000,000	29,682,423
5.125% 5/15/16	13,582,000	15,320,814
1.750% 5/31/16	10,000,000	10,313,906
1.500% 6/30/16	10,000,000	10,241,406
3.250% 6/30/16	9,000,000	9,687,586
1.500% 7/31/16	30,000,000	30,713,907
3.250% 7/31/16	10,554,000	11,368,390
4.875% 8/15/16	13,723,000	15,481,473
3.000% 8/31/16	17,972,000	19,245,485
1.000% 9/30/16	25,000,000	25,169,728
3.000% 9/30/16	28,118,000	30,136,785
1.000% 10/31/16	35,000,000	35,207,267
3.125% 10/31/16	18,464,000	19,863,224
4.625% 11/15/16	15,000,000	16,901,836
2.750% 11/30/16	49,079,000	52,207,786
0.875% 12/31/16	10,000,000	9,993,984
3.250% 12/31/16	20,000,000	21,642,188
0.875% 1/31/17	10,000,000	9,984,687
3.125% 1/31/17	3,811,000	4,111,116
4.625% 2/15/17	5,167,000	5,850,013
0.875% 2/28/17	35,000,000	34,912,773
3.000% 2/28/17	17,464,000	18,763,294
1.000% 3/31/17	20,000,000	20,019,062
3.250% 3/31/17	12,079,000	13,094,391
0.875% 4/30/17	25,000,000	24,875,978
3.125% 4/30/17	18,464,000	19,936,792
4.500% 5/15/17	16,272,000	18,428,930
2.750% 5/31/17	14,964,000	15,955,248
0.750% 6/30/17	30,000,000	29,624,532
2.500% 6/30/17	34,000,000	35,922,860
0.500% 7/31/17	15,000,000	14,640,234
2.375% 7/31/17	10,000,000	10,512,500
4.750% 8/15/17	18,010,000	20,671,822
0.625% 8/31/17	40,000,000	39,178,752
1.875% 8/31/17	15,000,000	15,454,570
0.625% 9/30/17	30,000,000	29,331,798
1.875% 9/30/17	42,000,000	43,246,875
0.750% 10/31/17	25,000,000	24,529,298
4.250% 11/15/17	12,154,000	13,748,072

0.625% 11/30/17	$25,000,000	$24,371,680
2.250% 11/30/17	35,000,000	36,571,993
0.750% 12/31/17	35,000,000	34,239,842
0.875% 1/31/18	27,000,000	26,519,484
3.500% 2/15/18	28,139,000	30,964,991
0.750% 2/28/18	25,000,000	24,387,695
2.750% 2/28/18	30,000,000	32,010,234
0.750% 3/31/18	15,000,000	14,599,453
2.875% 3/31/18	20,000,000	21,449,218
0.625% 4/30/18	45,000,000	43,488,279
2.625% 4/30/18	5,000,000	5,303,086
3.875% 5/15/18	7,225,000	8,094,258
1.000% 5/31/18	30,000,000	29,484,375
2.375% 5/31/18	15,000,000	15,726,094
1.375% 6/30/18	50,000,000	49,976,560
2.375% 6/30/18	10,000,000	10,480,859
2.250% 7/31/18	30,000,000	31,246,173
4.000% 8/15/18	9,910,000	11,190,558
1.500% 8/31/18	15,000,000	15,041,837
1.375% 9/30/18	21,000,000	20,908,125
1.750% 10/31/18	20,000,000	20,280,468
3.750% 11/15/18	23,294,000	26,039,962
1.375% 12/31/18	14,000,000	13,883,953
1.250% 1/31/19	25,000,000	24,599,610
2.750% 2/15/19	25,007,000	26,617,606
1.375% 2/28/19	15,000,000	14,835,704
3.125% 5/15/19	32,304,000	35,055,645
3.625% 8/15/19	34,684,000	38,632,829
1.000% 9/30/19	5,000,000	4,781,289
3.375% 11/15/19	33,782,000	37,171,811
3.625% 2/15/20	35,176,000	39,239,102
1.125% 3/31/20	5,000,000	4,764,063
3.500% 5/15/20	35,925,000	39,745,961
1.375% 5/31/20	15,000,000	14,476,289
2.625% 8/15/20	45,000,000	47,023,596
2.625% 11/15/20	35,000,000	36,468,085
3.625% 2/15/21	45,000,000	50,016,091
3.125% 5/15/21	44,500,000	47,784,309
2.125% 8/15/21	45,000,000	44,814,375
2.000% 11/15/21	30,000,000	29,480,157
2.000% 2/15/22	37,000,000	36,187,154
1.750% 5/15/22	15,000,000	14,302,851
1.625% 8/15/22	33,000,000	30,960,702
1.625% 11/15/22	27,000,000	25,203,868
2.000% 2/15/23	54,000,000	51,968,250
1.750% 5/15/23	40,000,000	37,461,876

		3,720,992,886

Total Government Securities		4,569,501,266

Total Long-Term Debt Securities (96.1%)
(Cost $6,433,427,320)		6,560,185,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae 8.250% (l)*	22,000	$100,100
Freddie Mac 8.375% (l)*	17,000	79,050

Total Preferred Stocks (0.0%)
(Cost $18,166)		179,150

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (2.8%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,420,000	119,677,600
iShares Barclays 7-10 Year Treasury Bond Fund	690,000	70,725,000

Total Investment Companies (2.8%) (Cost $192,616,089)		190,402,600

Total Investments (98.9%) (Cost $6,626,061,575)		6,750,767,399
Other Assets Less Liabilities (1.1%)		75,535,214

Net Assets (100%)		$6,826,302,613

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $25,693,882 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.

Glossary:

IO	— Interest Only
STRIPS	— Separate Trading of Registered Interest and
Principal	Securities

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$119,762,347	$—	$119,762,347
Consumer Staples	—	152,688,809	—	152,688,809
Energy	—	191,130,148	—	191,130,148
Financials	—	853,937,565	—	853,937,565
Health Care	—	153,131,420	—	153,131,420
Industrials	—	114,406,768	—	114,406,768
Information Technology	—	107,507,149	—	107,507,149
Materials	—	98,340,527	—	98,340,527
Telecommunication Services	—	84,385,346	—	84,385,346
Utilities	—	115,394,304	—	115,394,304
Government Securities
Foreign Governments	—	178,547,790	—	178,547,790
Municipal Bonds	—	12,638,608	—	12,638,608
Supranational	—	162,700,496	—	162,700,496
U.S. Government Agencies	—	494,621,486	—	494,621,486
U.S. Treasuries	—	3,720,992,886	—	3,720,992,886
Investment Companies
Exchange Traded Funds (ETFs)	190,402,600	—	—	190,402,600
Preferred Stocks
Financials	179,150	—	—	179,150

Total Assets	$190,581,750	$6,560,185,649	$—	$6,750,767,399

Total Liabilities	$—	$—	$—	$—

Total	$190,581,750	$6,560,185,649	$—	$6,750,767,399

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivative contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$557,471,407
Long-term U.S. government debt securities	773,030,162

$1,330,501,569

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$396,686,466
Long-term U.S. government debt securities	515,689,163

$912,375,629

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,881,808
Aggregate gross unrealized depreciation	(65,150,145)

Net unrealized appreciation	$123,731,663

Federal income tax cost of investments	$6,627,035,736

The Portfolio has a net capital loss carryforward of $286,862,993 of which $85,699,478 expires in the year 2016 and $201,163,515 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $6,626,061,575)	$6,750,767,399
Cash	97,173,035
Dividends, interest and other receivables	43,349,829
Receivable for securities sold	41,271,311
Receivable from Separate Accounts for Trust shares sold	3,107,151
Other assets	92,905

Total assets	6,935,761,630

LIABILITIES
Payable for securities purchased	101,222,647
Payable to Separate Accounts for Trust shares redeemed	4,764,673
Investment management fees payable	1,951,573
Administrative fees payable	574,322
Distribution fees payable - Class IB	303,337
Distribution fees payable - Class IA	20,876
Other liabilities	87,086
Accrued expenses	534,503

Total liabilities	109,459,017

NET ASSETS	$6,826,302,613

Net assets were comprised of:
Paid in capital	$6,928,348,645
Accumulated undistributed net investment income (loss)	51,424,081
Accumulated undistributed net realized gain (loss) on investments	(278,175,937)
Net unrealized appreciation (depreciation) on investments	124,705,824

Net assets	$6,826,302,613

Class IA
Net asset value, offering and redemption price per share, $100,339,715 / 10,074,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class IB
Net asset value, offering and redemption price per share, $1,461,636,761 / 146,499,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class K
Net asset value, offering and redemption price per share, $5,264,326,137 / 527,911,211 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$68,457,569
Dividends	603,640

Total income	69,061,209

EXPENSES
Investment management fees	11,566,341
Administrative fees	3,406,981
Distribution fees - Class IB	1,826,795
Printing and mailing expenses	364,865
Distribution fees - Class IA	133,657
Professional fees	95,066
Trustees’ fees	92,633
Custodian fees	65,210
Miscellaneous	85,580

Total expenses	17,637,128

NET INVESTMENT INCOME (LOSS)	51,424,081

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	10,070,219
Net change in unrealized appreciation (depreciation) on securities	(183,109,068)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(173,038,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(121,614,768)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,424,081	$106,555,254
Net realized gain (loss) on investments	10,070,219	34,475,303
Net change in unrealized appreciation (depreciation) on investments	(183,109,068)	71,095,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(121,614,768)	212,126,382

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,679,527)
Class IB	—	(21,495,483)
Class K	—	(84,067,694)

TOTAL DIVIDENDS	—	(107,242,704)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 362,843 and 767,833 shares, respectively ]	3,678,426	7,787,881
Capital shares issued in reinvestment of dividends [ 0 and 165,685 shares, respectively ]	—	1,679,527
Capital shares repurchased [ (1,745,384) and (2,254,267) shares, respectively ]	(17,698,383)	(22,882,193)

Total Class IA transactions	(14,019,957)	(13,414,785)

Class IB
Capital shares sold [ 11,797,472 and 27,222,285 shares, respectively ]	119,656,527	276,645,275
Capital shares issued in reinvestment of dividends [ 0 and 2,116,899 shares, respectively ]	—	21,495,483
Capital shares repurchased [ (11,428,133) and (18,755,056) shares, respectively ]	(115,808,131)	(190,827,483)

Total Class IB transactions	3,848,396	107,313,275

Class K
Capital shares sold [ 62,639,530 and 80,207,054 shares, respectively ]	634,710,805	814,545,554
Capital shares issued in reinvestment of dividends [ 0 and 8,294,105 shares, respectively ]	—	84,067,694
Capital shares repurchased [ (23,408,700) and (126,379,952) shares, respectively ]	(237,191,739)	(1,275,995,006)

Total Class K transactions	397,519,066	(377,381,758)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	387,347,505	(283,483,268)

TOTAL INCREASE (DECREASE) IN NET ASSETS	265,732,737	(178,599,590)
NET ASSETS:
Beginning of period	6,560,569,876	6,739,169,466

End of period (a)	$6,826,302,613	$6,560,569,876

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$51,424,081	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.15	$9.98	$9.71	$9.39	$9.36		$10.80

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.15 (e)	0.21 (e)	0.28 (e)	0.30	(e)	0.45	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.26)	0.17	0.28	0.28	(0.02	)†	(1.39)

Total from investment operations	(0.19)	0.32	0.49	0.56	0.28		(0.94)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.22)	(0.24)	(0.25)		(0.50)

Net asset value, end of period	$9.96	$10.15	$9.98	$9.71	$9.39		$9.36

Total return (b)	(1.87)%	3.20%	5.01%	6.03%	2.96%		(8.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,340	$116,262	$127,549	$5,775,848	$2,975,095		$102,806
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.47%	0.47%	0.49%		0.57%
Ratio of net investment income (loss) to average net assets (a)(f)	1.35%	1.48%	2.11%	2.85%	3.15%		4.24%
Portfolio turnover rate	14%	32%	79%	83%	189%		462%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.17	$10.00	$9.72	$9.40	$9.37		$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.15 (e)	0.17 (e)	0.26 (e)	0.27	(e)	0.42	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(0.26)	0.17	0.30	0.28	(0.01	)†	(1.39)

Total from investment operations	(0.19)	0.32	0.47	0.54	0.26		(0.97)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.19)	(0.22)	(0.23)		(0.47)

Net asset value, end of period	$9.98	$10.17	$10.00	$9.72	$9.40		$9.37

Total return (b)	(1.87)%	3.20%	4.85%	5.76%	2.70%		(8.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,461,637	$1,485,443	$1,355,385	$1,308,869	$1,222,648		$1,104,157
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.72%	0.74	%(c)	0.82	%(c)
Ratio of net investment income (loss) to average net assets (a)(f)	1.35%	1.47%	1.73%	2.64%	2.91%		4.05%
Portfolio turnover rate	14%	32%	79%	83%	189%		462%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.15	$9.98	$10.12

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.18 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	(0.26)	0.17	0.02

Total from investment operations	(0.18)	0.35	0.08

Less distributions:
Dividends from net investment income	—	(0.18)	(0.22)

Net asset value, end of period	$9.97	$10.15	$9.98

Total return (b)	(1.77)%	3.46%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,264,326	$4,958,865	$5,256,236
Ratio of expenses to average net assets (a)(f)	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.60%	1.72%	1.74%
Portfolio turnover rate	14%	32%	79%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(ff)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	38.3%
Consumer Staples	12.9
Information Technology	11.1
Consumer Discretionary	10.6
Health Care	6.8
Energy	6.5
Materials	6.2
Industrials	4.7
Telecommunication Services	0.2
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,153.00	$6.14
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,150.90	6.13
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,154.00	4.81
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.6%)
Automobiles (0.4%)
Harley-Davidson, Inc.	5,222	$286,270

Household Durables (0.1%)
Hunter Douglas N.V.	2,641	105,536

Internet & Catalog Retail (1.1%)
Liberty Interactive Corp.*	24,095	554,426
Liberty Ventures*	1,507	128,110
Netflix, Inc.*	1,135	239,587

		922,123

Media (3.1%)
Grupo Televisa S.A.B. (ADR)	5,222	129,715
Liberty Global plc*	11,815	802,120
Walt Disney Co.	24,649	1,556,584

		2,488,419

Specialty Retail (5.6%)
Bed Bath & Beyond, Inc.*	46,119	3,269,837
CarMax, Inc.*	23,862	1,101,470
Tiffany & Co.	2,288	166,658

		4,537,965

Textiles, Apparel & Luxury Goods (0.3%)
Cie Financiere Richemont S.A., Class A	2,642	233,698

Total Consumer Discretionary		8,574,011

Consumer Staples (12.9%)
Beverages (3.1%)
Coca-Cola Co.	27,251	1,093,038
Diageo plc (ADR)	6,951	799,017
Heineken Holding N.V.	11,607	651,241

		2,543,296

Food & Staples Retailing (8.9%)
Costco Wholesale Corp.	22,056	2,438,732
CVS Caremark Corp.	80,454	4,600,360
Sysco Corp.	4,523	154,506

		7,193,598

Food Products (0.2%)
Nestle S.A. (Registered)	2,556	167,640

Tobacco (0.7%)
Philip Morris International, Inc.	6,468	560,258

Total Consumer Staples		10,464,792

Energy (6.5%)
Energy Equipment & Services (1.2%)
Schlumberger Ltd.	7,947	569,482
Transocean Ltd.	8,060	386,477

		955,959

Oil, Gas & Consumable Fuels (5.3%)
Canadian Natural Resources Ltd.	72,492	2,048,624
Devon Energy Corp.	2,018	104,694
EOG Resources, Inc.	5,409	712,257
Occidental Petroleum Corp.	15,706	1,401,446

		4,267,021

Total Energy		5,222,980

Financials (38.3%)
Capital Markets (9.5%)
Ameriprise Financial, Inc.	4,225	$341,718
Bank of New York Mellon Corp.	168,389	4,723,311
Charles Schwab Corp.	44,591	946,667
Goldman Sachs Group, Inc.	2,497	377,671
Julius Baer Group Ltd.*	34,451	1,345,506

		7,734,873

Commercial Banks (6.1%)
Wells Fargo & Co.	119,662	4,938,451

Consumer Finance (6.6%)
American Express Co.	71,388	5,336,967

Diversified Financial Services (1.2%)
CME Group, Inc./Illinois	2,605	197,928
JPMorgan Chase & Co.	15,351	810,379

		1,008,307

Insurance (13.3%)
ACE Ltd.	8,240	737,315
Alleghany Corp.*	2,965	1,136,514
Berkshire Hathaway, Inc., Class B*	38,801	4,342,608
Everest Reinsurance Group Ltd.	3,884	498,162
Fairfax Financial Holdings Ltd.	1,557	608,604
Loews Corp.	34,509	1,532,200
Markel Corp.*	290	152,816
Progressive Corp.	69,046	1,755,149

		10,763,368

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc., Class A	14,811	533,492
Brookfield Property Partners LP	850	17,255
Hang Lung Group Ltd.	133,354	716,971

		1,267,718

Total Financials		31,049,684

Health Care (6.8%)
Health Care Providers & Services (6.5%)
Express Scripts Holding Co.*	33,896	2,091,044
Laboratory Corp. of America Holdings*	10,469	1,047,947
UnitedHealth Group, Inc.	31,929	2,090,711

		5,229,702

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	6,249	267,207

Total Health Care		5,496,909

Industrials (4.7%)
Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	16,253	432,492

Electrical Equipment (0.6%)
Emerson Electric Co.	6,343	345,947
Schneider Electric S.A.	1,549	112,366

		458,313

Machinery (1.2%)
PACCAR, Inc.	18,584	997,218

Marine (1.1%)
Kuehne + Nagel International AG (Registered)	8,349	916,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (1.3%)
China Merchants Holdings International Co., Ltd.	325,364	$1,013,085

Total Industrials		3,817,726

Information Technology (11.1%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.	12,266	304,197

Internet Software & Services (5.5%)
Google, Inc., Class A*	5,030	4,428,261

IT Services (1.2%)
International Business Machines Corp.	1,515	289,532
Visa, Inc., Class A	3,802	694,815

		984,347

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	11,557	279,911
Texas Instruments, Inc.	22,785	794,513

		1,074,424

Software (2.7%)
Activision Blizzard, Inc.	42,455	605,408
Microsoft Corp.	22,542	778,375
Oracle Corp.	26,422	811,684

		2,195,467

Total Information Technology		8,986,696

Materials (6.0%)
Chemicals (5.6%)
Air Products and Chemicals, Inc.	13,554	1,241,140
Ecolab, Inc.	11,786	1,004,049
Monsanto Co.	12,408	1,225,911
Potash Corp. of Saskatchewan, Inc.	11,987	457,064
Praxair, Inc.	5,646	650,193

		4,578,357

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	2,202	216,721

Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd.*	253,285	65,854

Total Materials		4,860,932

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V. (ADR)	8,704	189,312

Total Telecommunication Services		189,312

Total Common Stocks (97.1%) (Cost $53,098,812)		78,663,042

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Materials (0.2%)
Paper & Forest Products (0.2%)
Emerald Plantation Holdings Ltd.
6.000%, 1/30/20	273,822	157,585

Total Materials		157,585

Total Corporate Bonds		157,585

Total Long-Term Debt Securities (0.2%) (Cost $168,930)		157,585

SHORT-TERM INVESTMENT:
Commercial Paper (2.5%)
Mizuho Funding LLC
0.04%, 7/1/13 (p)	2,010,000	2,010,002

Total Commercial Paper		2,010,002

Total Short-Term Investments (2.5%) (Cost $2,010,000)		2,010,002

Total Investments (99.8%) (Cost $55,277,742)		80,830,629
Other Assets Less Liabilities (0.2%)		131,961

Net Assets (100%)		$80,962,590

*	Non-income producing.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,234,777	$339,234	$—	$8,574,011
Consumer Staples	9,645,911	818,881	—	10,464,792
Energy	5,222,980	—	—	5,222,980
Financials	28,987,207	2,062,477	—	31,049,684
Health Care	5,496,909	—	—	5,496,909
Industrials	1,775,657	2,042,069	—	3,817,726
Information Technology	8,986,696	—	—	8,986,696
Materials	4,860,932	—	—	4,860,932
Telecommunication Services	189,312	—	—	189,312
Corporate Bonds
Materials	—	157,585	—	157,585
Short-Term Investments	—	2,010,002	—	2,010,002

Total Assets	$73,400,381	$7,430,248	$—	$80,830,629

Total Liabilities	$—	$—	$—	$—

Total	$73,400,381	$7,430,248	$—	$80,830,629

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,816,330
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,252,037

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,595,116
Aggregate gross unrealized depreciation	(4,591,390)

Net unrealized appreciation	$12,003,726

Federal income tax cost of investments	$68,826,903

For the six months ended June 30, 2013, the Portfolio incurred approximately $1,333 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $552,029,801 of which $18,606,033 expires in the year 2016 and $533,423,768 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $55,277,742)	$80,830,629
Cash	7,758
Dividends, interest and other receivables	425,132
Receivable for securities sold	176,076
Receivable from Separate Accounts for Trust shares sold	20,342
Other assets	5,711

Total assets	81,465,648

LIABILITIES
Investment management fees payable	204,128
Distribution fees payable - Class IB	58,737
Payable for securities purchased	49,570
Administrative fees payable	30,246
Payable to Separate Accounts for Trust shares redeemed	29,429
Distribution fees payable - Class IA	4,239
Trustees’ fees payable	57
Accrued expenses	126,652

Total liabilities	503,058

NET ASSETS	$80,962,590

Net assets were comprised of:
Paid in capital	$516,270,981
Accumulated undistributed net investment income (loss)	940,222
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(461,800,770)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	25,552,157

Net assets	$80,962,590

Class IA
Net asset value, offering and redemption price per share, $20,364,916 / 1,722,042 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.83

Class IB
Net asset value, offering and redemption price per share, $33,794,422 / 2,858,578 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.82

Class K
Net asset value, offering and redemption price per share, $26,803,252 / 2,263,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $83,072 foreign withholding tax)	$3,111,766
Interest	22,289

Total income	3,134,055

EXPENSES
Investment management fees	1,677,585
Distribution fees - Class IB	430,134
Administrative fees	215,117
Professional fees	26,399
Distribution fees - Class IA	24,343
Printing and mailing expenses	22,315
Custodian fees	21,552
Trustees’ fees	5,645
Miscellaneous	5,462

Gross expenses	2,428,552
Less: Waiver from investment advisor	(196,110)
Fees paid indirectly	(9,494)

Net expenses	2,222,948

NET INVESTMENT INCOME (LOSS)	911,107

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	103,779,510
Foreign currency transactions	(1,317)

Net realized gain (loss)	103,778,193

Change in unrealized appreciation (depreciation) on:
Securities	(49,619,461)
Foreign currency translations	(1,958)

Net change in unrealized appreciation (depreciation)	(49,621,419)

NET REALIZED AND UNREALIZED GAIN (LOSS)	54,156,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,067,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$911,107	$3,816,457
Net realized gain (loss) on investments and foreign currency transactions	103,778,193	12,843,776
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(49,621,419)	27,971,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,067,881	44,631,997

DIVIDENDS:
Dividends from net investment income
Class IA	—	(153,882)
Class IB	—	(2,905,474)
Class K	—	(395,969)

TOTAL DIVIDENDS	—	(3,455,325)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 262,749 and 436,087 shares, respectively ]	2,991,938	4,344,337
Capital shares issued in reinvestment of dividends [ 0 and 14,957 shares, respectively ]	—	153,882
Capital shares repurchased [ (267,300) and (439,361) shares, respectively ]	(3,048,888)	(4,372,538)

Total Class IA transactions	(56,950)	125,681

Class IB
Capital shares sold [ 541,270 and 1,684,432 shares, respectively ]	6,096,237	16,868,597
Capital shares issued in reinvestment of dividends [ 0 and 282,369 shares, respectively ]	—	2,905,474
Capital shares repurchased [ (3,316,587) and (5,491,452) shares, respectively ]	(37,893,350)	(54,793,746)
Capital shares repurchased in-kind (Note 9)[ (27,235,283) and 0 shares, respectively ]	(319,294,949)	—

Total Class IB transactions	(351,092,062)	(35,019,675)

Class K
Capital shares sold [ 102,324 and 171,880 shares, respectively ]	1,165,828	1,710,076
Capital shares issued in reinvestment of dividends [ 0 and 38,492 shares, respectively ]	—	395,969
Capital shares repurchased [ (1,311,034) and (440,705) shares, respectively ]	(14,884,360)	(4,411,876)
Capital shares repurchased in-kind (Note 9)[ (11) and 0 shares, respectively ]	(130)	—

Total Class K transactions	(13,718,662)	(2,305,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(364,867,674)	(37,199,825)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(309,799,793)	3,976,847
NET ASSETS:
Beginning of period	390,762,383	386,785,536

End of period (a)	$80,962,590	$390,762,383

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$940,222	$29,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.26	$9.25	$9.73	$8.78	$6.71		$11.13

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10 (e)	0.07 (e)	0.07 (e)	0.09	(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.55	1.00	(0.50)	0.98	2.13	†	(4.44)

Total from investment operations	1.57	1.10	(0.43)	1.05	2.22		(4.35)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.05)	(0.10)	(0.15)		(0.07)

Net asset value, end of period	$11.83	$10.26	$9.25	$9.73	$8.78		$6.71

Total return (b)	15.30%	11.88%	(4.37)%	11.96%	33.13%		(39.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,365	$17,719	$15,862	$39,869	$30,527		$691,615
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.22%	0.99%	0.99%	1.02%		1.00%
After waivers and fees paid indirectly (a)	1.15%	1.21%	0.99%	0.99%	1.00%		0.97%
Before waivers and fees paid indirectly (a)	1.25%	1.25%	0.99%	0.99%	1.02%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.41%	0.95%	0.74%	0.79%	1.36%		1.00%
After waivers and fees paid indirectly (a)	0.42%	0.95%	0.74%	0.79%	1.38%		1.03%
Before waivers and fees paid indirectly (a)	0.31%	0.91%	0.74%	0.79%	1.36%		1.00%
Portfolio turnover rate	6%	21%	14%	17%	27%		19%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.27	$9.25	$9.73	$8.78	$6.71		$11.13

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09 (e)	0.05 (e)	0.05 (e)	0.10	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.52	1.02	(0.50)	0.97	2.10	†	(4.44)

Total from investment operations	1.55	1.11	(0.45)	1.02	2.20		(4.37)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.03)	(0.07)	(0.13)		(0.05)

Net asset value, end of period	$11.82	$10.27	$9.25	$9.73	$8.78		$6.71

Total return (b)	15.09%	11.99%	(4.61)%	11.68%	32.79%		(39.27)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,794	$337,407	$336,677	$392,007	$367,431		$259,138
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.22%	1.24%	1.24%	1.27	%(c)	1.25	%(c)
After waivers and fees paid indirectly (a)	1.15%	1.21%	1.24%	1.24%	1.19%		1.22%
Before waivers and fees paid indirectly (a)	1.25%	1.25%	1.24%	1.24%	1.27	%(c)	1.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.44%	0.93%	0.50%	0.53%	1.31%		0.72%
After waivers and fees paid indirectly (a)	0.44%	0.93%	0.50%	0.53%	1.40%		0.75%
Before waivers and fees paid indirectly (a)	0.34%	0.89%	0.50%	0.53%	1.31%		0.72%
Portfolio turnover rate	6%	21%	14%	17%	27%		19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.26	$9.25	$8.79

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.54	1.01	0.48

Total from investment operations	1.58	1.13	0.51

Less distributions:
Dividends from net investment income	—	(0.12)	(0.05)

Net asset value, end of period	$11.84	$10.26	$9.25

Total return (b)	15.40%	12.16%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,803	$35,636	$34,247
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.97%	0.99%
After waivers and fees paid indirectly (a)	0.90%	0.96%	0.98%
Before waivers and fees paid indirectly (a)	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.67%	1.18%	0.80%
After waivers and fees paid indirectly (a)	0.68%	1.18%	0.81%
Before waivers and fees paid indirectly (a)	0.57%	1.14%	0.80%
Portfolio turnover rate	6%	21%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Exchange Traded Funds	48.3%
Financials	7.2
Industrials	5.1
Materials	4.4
Information Technology	3.3
Energy	2.4
Consumer Discretionary	1.8
Consumer Staples	1.5
Health Care	0.9
Telecommunication Services	0.6
Cash and Other	24.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 8, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$881.00	$4.57
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	882.00	3.66
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for and the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class IB and 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.0%)
Banco Bradesco S.A. (ADR)	8,170	$106,292
Banco do Brasil S.A.	6,300	62,425
Cielo S.A.	6,800	170,476
Embraer S.A.	17,000	156,184
Itau Unibanco Holding S.A. (Preference) (ADR)	9,803	126,655
Petroleo Brasileiro S.A. (ADR)	6,431	86,304

		708,336

China (8.9%)
Anhui Conch Cement Co., Ltd., Class H	45,500	123,194
China BlueChemical Ltd., Class H	212,000	129,561
China Merchants Bank Co., Ltd., Class H	29,500	49,293
China Oilfield Services Ltd., Class H	106,000	207,461
China Petroleum & Chemical Corp., Class H	166,400	117,140
China Shipping Container Lines Co., Ltd., Class H*	517,000	135,315
Daphne International Holdings Ltd.	112,000	95,884
Dongfeng Motor Group Co., Ltd., Class H	64,000	85,487
Industrial & Commercial Bank of China Ltd., Class H	126,000	79,440
Jiangxi Copper Co., Ltd., Class H	110,000	186,358
Mindray Medical International Ltd. (ADR)	4,350	162,907
Weichai Power Co., Ltd., Class H	68,000	200,772

		1,572,812

Colombia (0.7%)
Bancolombia S.A. (ADR)	2,272	128,368

Czech Republic (0.5%)
Komercni Banka A/S	454	84,277

Hong Kong (1.1%)
Orient Overseas International Ltd.	29,000	187,325

India (1.3%)
HDFC Bank Ltd. (ADR)	2,277	82,519
ICICI Bank Ltd. (ADR)	3,985	152,426

		234,945

Indonesia (0.4%)
PT Bank Rakyat Indonesia (Persero) Tbk	86,500	67,544

Israel (0.8%)
Elbit Systems Ltd.	1,480	62,576
Ormat Industries*	13,153	72,571

		135,147

Mexico (1.5%)
Controladora Comercial Mexicana S.A.B. de C.V.	71,600	272,145

South Africa (1.9%)
African Rainbow Minerals Ltd.	5,740	$86,962
Anglo American Platinum Ltd.*	883	26,351
Impala Platinum Holdings Ltd.	8,486	79,838
Investec Ltd.	23,173	150,008

		343,159

South Korea (4.0%)
CJ Corp.	711	70,661
Hyundai Mobis	567	135,538
KT Corp.	3,590	112,536
POSCO	568	148,459
Samsung Electronics Co., Ltd.	208	244,417

		711,611

Taiwan (0.9%)
Advanced Semiconductor Engineering, Inc. (ADR)	38,290	155,457

Thailand (0.4%)
Kasikornbank PCL	11,000	69,515

Turkey (0.8%)
Akbank TAS	16,431	66,961
Turkiye Garanti Bankasi A/S	15,145	66,117

		133,078

Total Common Stocks (27.2%) (Cost $5,631,381)		4,803,719

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.3%)
iShares Core MSCI Emerging Markets ETF	61,100	2,814,266
iShares MSCI Emerging Markets Index Fund	72,300	2,788,611
iShares MSCI Malaysia Index Fund	9,100	141,505
Vanguard FTSE Emerging Markets ETF	71,600	2,776,648

Total Investment Companies (48.3%) (Cost $9,647,085)		8,521,030

Total Investments (75.5%) (Cost $15,278,466)		13,324,749
Other Assets Less Liabilities (24.5%)		4,333,887

Net Assets (100%)		$17,658,636

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Market Index	84	September-13	$3,945,059	$3,921,540	$(23,519)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$316,909	$—	$316,909
Consumer Staples	272,145	—	—	272,145
Energy	86,304	324,601	—	410,905
Financials	658,685	633,155	—	1,291,840
Health Care	162,907	—	—	162,907
Industrials	156,184	729,220	—	885,404
Information Technology	325,933	244,417	—	570,350
Materials	—	780,723	—	780,723
Telecommunication Services	—	112,536	—	112,536
Investment Companies
Exchange Traded Funds (ETFs)	8,521,030	—	—	8,521,030

Total Assets	$10,183,188	$3,141,561	$—	$13,324,749

Liabilities:
Futures	$(23,519)	$—	$—	$(23,519)

Total Liabilities	$(23,519)	$—	$—	$(23,519)

Total	$10,159,669	$3,141,561	$—	$13,301,230

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(23,519	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(23,519)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	88	—	88
Credit contracts	—	—	—	—	—
Equity contracts	—	(445,369)	—	—	(445,369)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(445,369)	$88	$—	$(445,281)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(23,519)	—	—	(23,519)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(23,519)	$—	$—	$(23,519)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $4,107,000 during the period ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$39,060	$—	$—	$39,060

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,145,637
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$858,135

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,578
Aggregate gross unrealized depreciation	(2,012,295)

Net unrealized depreciation	$(1,953,717)

Federal income tax cost of investments	$15,278,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $15,278,466)	$13,324,749
Cash	3,965,841
Foreign cash (Cost $15,336)	15,346
Cash held as collateral at broker	240,000
Dividends, interest and other receivables	85,115
Due from broker for futures variation margin	39,060
Deferred offering cost	11,563
Receivable from Separate Accounts for Trust shares sold	6,199
Receivable from investment manager	152
Other assets	279

Total assets	17,688,304

LIABILITIES
Payable for securities purchased	6,425
Payable to Separate Accounts for Trust shares redeemed	1,317
Distribution fees payable - Class IB	1,178
Trustees’ fees payable	60
Accrued expenses	20,688

Total liabilities	29,668

NET ASSETS	$17,658,636

Net assets were comprised of:
Paid in capital	$20,006,065
Accumulated undistributed net investment income (loss)	90,477
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(460,667)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,977,239)

Net assets	$17,658,636

Class IB
Net asset value, offering and redemption price per share, $5,708,616 / 647,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.81

Class K
Net asset value, offering and redemption price per share, $11,950,020 / 1,355,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.82

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,984 foreign withholding tax)	$167,956
Interest	1,535

Total income	169,491

EXPENSES
Investment management fees	51,297
Administrative fees	48,897
Professional fees	15,708
Custodian fees	12,950
Offering costs	7,448
Distribution fees - Class IB	5,801
Printing and mailing expenses	1,052
Trustees’ fees	187
Miscellaneous	2,111

Gross expenses	145,451
Less: Waiver from investment advisor	(66,437)

Net expenses	79,014

NET INVESTMENT INCOME (LOSS)	90,477

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(9,036)
Futures	(445,369)
Foreign currency transactions	(6,262)

Net realized gain (loss)	(460,667)

Change in unrealized appreciation (depreciation) on:
Securities	(1,953,717)
Futures	(23,519)
Foreign currency translations	(3)

Net change in unrealized appreciation (depreciation)	(1,977,239)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,437,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,347,429)

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 8, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$90,477
Net realized gain (loss) on investments, futures and foreign currency transactions	(460,667)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,977,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,347,429)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [651,452 shares]	6,489,007
Capital shares repurchased [(3,488) shares]	(31,583)

Total Class IB transactions	6,457,424

Class K
Capital shares sold [1,374,805 shares]	13,738,486
Capital shares repurchased [(19,761) shares]	(189,845)

Total Class K transactions	13,548,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,006,065

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,658,636
NET ASSETS:
Beginning of period	—

End of period (a)	$17,658,636

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$90,477

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.23)

Total from investment operations	(1.19)

Net asset value, end of period	$8.81

Total return (b)	(11.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,709
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%
Before waivers (a)(f)	2.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.09	%(l)
Before waivers (a)(f)	0.31	%(l)
Portfolio turnover rate	6%

Class K	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.23)

Total from investment operations	(1.18)

Net asset value, end of period	$8.82

Total return (b)	(11.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,950
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%
Before waivers (a)(f)	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30	%(l)
Before waivers (a)(f)	0.53	%(l)
Portfolio turnover rate	6%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	17.6%
Financials	16.5
Health Care	12.6
Consumer Discretionary	12.1
Energy	10.4
Consumer Staples	10.4
Industrials	10.1
Utilities	3.3
Materials	3.2
Telecommunication Services	2.8
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,134.50	$3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.70	3.13
Class IB
Actual	1,000.00	1,134.80	3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.70	3.13
Class K
Actual	1,000.00	1,135.70	1.98
Hypothetical (5% average return before expenses)	1,000.00	1,022.94	1.88

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.4%)
BorgWarner, Inc.*	28,210	$2,430,291
Delphi Automotive plc	70,836	3,590,677
Goodyear Tire & Rubber Co.*	59,850	915,107
Johnson Controls, Inc.	166,900	5,973,351

		12,909,426

Automobiles (0.7%)
Ford Motor Co.	958,248	14,824,096
General Motors Co.*	187,660	6,250,955
Harley-Davidson, Inc.	54,650	2,995,913

		24,070,964

Distributors (0.1%)
Genuine Parts Co.	37,800	2,951,046

Diversified Consumer Services (0.1%)
H&R Block, Inc.	66,350	1,841,213

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	108,200	3,710,178
Chipotle Mexican Grill, Inc.*	7,551	2,751,207
Darden Restaurants, Inc.	31,650	1,597,692
International Game Technology	63,400	1,059,414
Marriott International, Inc., Class A	58,327	2,354,661
McDonald’s Corp.	244,400	24,195,600
Starbucks Corp.	182,500	11,951,925
Starwood Hotels & Resorts Worldwide, Inc.	47,400	2,995,206
Wyndham Worldwide Corp.	33,145	1,896,888
Wynn Resorts Ltd.	19,479	2,493,312
Yum! Brands, Inc.	109,680	7,605,211

		62,611,294

Household Durables (0.3%)
D.R. Horton, Inc.	68,250	1,452,360
Garmin Ltd.	26,660	964,026
Harman International Industries, Inc.	16,500	894,300
Leggett & Platt, Inc.	34,750	1,080,377
Lennar Corp., Class A	40,300	1,452,412
Newell Rubbermaid, Inc.	70,276	1,844,745
PulteGroup, Inc.*	83,107	1,576,540
Whirlpool Corp.	19,366	2,214,696

		11,479,456

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	88,850	24,672,756
Expedia, Inc.	22,759	1,368,954
Netflix, Inc.*	13,700	2,891,933
priceline.com, Inc.*	12,606	10,426,801
TripAdvisor, Inc.*	26,859	1,634,907

		40,995,351

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,008	1,255,599
Mattel, Inc.	84,150	3,812,836

		5,068,435

Media (3.6%)
Cablevision Systems Corp. - New York Group, Class A	52,700	$886,414
CBS Corp., Class B	139,100	6,797,817
Comcast Corp., Class A	641,950	26,884,866
DIRECTV*	136,110	8,387,098
Discovery Communications, Inc., Class A*	59,616	4,602,951
Gannett Co., Inc.	55,750	1,363,645
Interpublic Group of Cos., Inc.	104,426	1,519,398
News Corp., Class A	485,200	15,817,520
Omnicom Group, Inc.	63,000	3,960,810
Scripps Networks Interactive, Inc., Class A	20,761	1,386,004
Time Warner Cable, Inc.	70,897	7,974,495
Time Warner, Inc.	227,200	13,136,704
Viacom, Inc., Class B	108,700	7,397,035
Walt Disney Co.	439,000	27,722,850
Washington Post Co., Class B	1,150	556,336

		128,393,943

Multiline Retail (0.8%)
Dollar General Corp.*	73,360	3,699,545
Dollar Tree, Inc.*	54,580	2,774,847
Family Dollar Stores, Inc.	23,250	1,448,708
J.C. Penney Co., Inc.*	34,850	595,238
Kohl’s Corp.	49,600	2,505,296
Macy’s, Inc.	93,472	4,486,656
Nordstrom, Inc.	36,200	2,169,828
Target Corp.	156,400	10,769,704

		28,449,822

Specialty Retail (2.3%)
Abercrombie & Fitch Co., Class A	19,034	861,288
AutoNation, Inc.*	9,439	409,558
AutoZone, Inc.*	8,900	3,770,841
Bed Bath & Beyond, Inc.*	53,250	3,775,425
Best Buy Co., Inc.	65,375	1,786,699
CarMax, Inc.*	54,746	2,527,075
GameStop Corp., Class A	29,013	1,219,416
Gap, Inc.	70,675	2,949,268
Home Depot, Inc.	356,108	27,587,687
L Brands, Inc.	58,507	2,881,470
Lowe’s Cos., Inc.	261,350	10,689,215
O’Reilly Automotive, Inc.*	26,914	3,031,055
PetSmart, Inc.	25,140	1,684,129
Ross Stores, Inc.	53,600	3,473,816
Staples, Inc.	161,825	2,566,544
Tiffany & Co.	29,200	2,126,928
TJX Cos., Inc.	175,400	8,780,524
Urban Outfitters, Inc.*	26,808	1,078,218

		81,199,156

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	68,450	3,907,811
Fossil Group, Inc.*	12,932	1,336,005
NIKE, Inc., Class B	176,400	11,233,152
PVH Corp.	19,806	2,476,740
Ralph Lauren Corp.	14,850	2,580,039
VF Corp.	21,400	4,131,484

		25,665,231

Total Consumer Discretionary		425,635,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (10.4%)
Beverages (2.4%)
Beam, Inc.	39,250	$2,477,068
Brown-Forman Corp., Class B	36,975	2,497,661
Coca-Cola Co.	933,666	37,449,343
Coca-Cola Enterprises, Inc.	62,750	2,206,290
Constellation Brands, Inc., Class A*	37,550	1,957,106
Dr. Pepper Snapple Group, Inc.	49,725	2,283,869
Molson Coors Brewing Co., Class B	38,300	1,833,038
Monster Beverage Corp.*	35,140	2,135,458
PepsiCo, Inc.	376,953	30,830,986

		83,670,819

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	106,450	11,770,176
CVS Caremark Corp.	298,445	17,065,085
Kroger Co.	126,700	4,376,218
Safeway, Inc.	58,750	1,390,025
Sysco Corp.	144,600	4,939,536
Walgreen Co.	210,150	9,288,630
Wal-Mart Stores, Inc.	399,418	29,752,647
Whole Foods Market, Inc.	84,100	4,329,468

		82,911,785

Food Products (1.6%)
Archer-Daniels-Midland Co.	160,616	5,446,489
Campbell Soup Co.	43,500	1,948,365
ConAgra Foods, Inc.	101,550	3,547,141
General Mills, Inc.	157,100	7,624,063
Hershey Co.	36,600	3,267,648
Hormel Foods Corp.	32,858	1,267,662
J.M. Smucker Co.	26,147	2,697,063
Kellogg Co.	61,900	3,975,837
Kraft Foods Group, Inc.	144,877	8,094,278
McCormick & Co., Inc. (Non-Voting)	32,200	2,265,592
Mead Johnson Nutrition Co.	49,400	3,913,962
Mondelez International, Inc., Class A	434,931	12,408,581
Tyson Foods, Inc., Class A	69,150	1,775,772

		58,232,453

Household Products (2.1%)
Clorox Co.	32,150	2,672,951
Colgate-Palmolive Co.	213,700	12,242,873
Kimberly-Clark Corp.	93,794	9,111,149
Procter & Gamble Co.	668,105	51,437,404

		75,464,377

Personal Products (0.2%)
Avon Products, Inc.	105,550	2,219,717
Estee Lauder Cos., Inc., Class A	58,600	3,854,122

		6,073,839

Tobacco (1.7%)
Altria Group, Inc.	489,600	17,131,104
Lorillard, Inc.	92,022	4,019,521
Philip Morris International, Inc.	398,700	34,535,394
Reynolds American, Inc.	77,600	3,753,512

		59,439,531

Total Consumer Staples		365,792,804

Energy (10.4%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	107,657	$4,966,218
Cameron International Corp.*	60,424	3,695,532
Diamond Offshore Drilling, Inc.	16,947	1,165,784
Ensco plc, Class A	56,820	3,302,378
FMC Technologies, Inc.*	57,760	3,216,077
Halliburton Co.	227,150	9,476,698
Helmerich & Payne, Inc.	25,919	1,618,642
Nabors Industries Ltd.	71,800	1,099,258
National Oilwell Varco, Inc.	104,197	7,179,173
Noble Corp.	61,680	2,317,934
Rowan Cos., plc, Class A*	30,200	1,028,914
Schlumberger Ltd.	324,138	23,227,729

		62,294,337

Oil, Gas & Consumable Fuels (8.6%)
Anadarko Petroleum Corp.	122,294	10,508,723
Apache Corp.	95,530	8,008,280
Cabot Oil & Gas Corp.	51,368	3,648,155
Chesapeake Energy Corp.	126,500	2,578,070
Chevron Corp.	472,734	55,943,342
ConocoPhillips Co.	298,084	18,034,082
CONSOL Energy, Inc.	55,700	1,509,470
Denbury Resources, Inc.*	90,952	1,575,289
Devon Energy Corp.	92,000	4,772,960
EOG Resources, Inc.	66,300	8,730,384
EQT Corp.	36,667	2,910,260
Exxon Mobil Corp.#	1,083,930	97,933,075
Hess Corp.	72,850	4,843,797
Kinder Morgan, Inc.	153,987	5,874,604
Marathon Oil Corp.	172,714	5,972,450
Marathon Petroleum Corp.	79,157	5,624,896
Murphy Oil Corp.	44,200	2,691,338
Newfield Exploration Co.*	33,000	788,370
Noble Energy, Inc.	87,506	5,253,860
Occidental Petroleum Corp.	196,400	17,524,772
Peabody Energy Corp.	65,650	961,116
Phillips 66	150,992	8,894,939
Pioneer Natural Resources Co.	33,329	4,824,373
QEP Resources, Inc.	43,639	1,212,291
Range Resources Corp.	39,769	3,074,939
Southwestern Energy Co.*	85,643	3,128,539
Spectra Energy Corp.	163,056	5,618,910
Tesoro Corp.	33,054	1,729,385
Valero Energy Corp.	132,935	4,622,150
Williams Cos., Inc.	166,400	5,403,008
WPX Energy, Inc.*	48,733	923,003

		305,118,830

Total Energy		367,413,167

Financials (16.5%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	49,157	3,975,818
Bank of New York Mellon Corp.	282,919	7,935,878
BlackRock, Inc.	30,464	7,824,679
Charles Schwab Corp.	268,305	5,696,115
E*TRADE Financial Corp.*	69,890	884,807
Franklin Resources, Inc.	33,717	4,586,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Goldman Sachs Group, Inc.	105,092	$15,895,165
Invesco Ltd.	108,351	3,445,562
Legg Mason, Inc.	27,163	842,325
Morgan Stanley	334,413	8,169,710
Northern Trust Corp.	53,100	3,074,490
State Street Corp.	111,220	7,252,656
T. Rowe Price Group, Inc.	63,186	4,622,056

		74,205,447

Commercial Banks (2.9%)
BB&T Corp.	171,050	5,795,174
Comerica, Inc.	45,450	1,810,274
Fifth Third Bancorp	213,217	3,848,567
Huntington Bancshares, Inc./Ohio	204,388	1,610,577
KeyCorp	224,350	2,476,824
M&T Bank Corp.	29,850	3,335,738
PNC Financial Services Group, Inc.	129,079	9,412,441
Regions Financial Corp.	344,502	3,283,104
SunTrust Banks, Inc.	131,300	4,145,141
U.S. Bancorp/Minnesota	450,895	16,299,854
Wells Fargo & Co.	1,200,753	49,555,076
Zions Bancorp	44,900	1,296,712

		102,869,482

Consumer Finance (1.0%)
American Express Co.	233,010	17,419,828
Capital One Financial Corp.	142,444	8,946,908
Discover Financial Services	119,571	5,696,362
SLM Corp.	108,192	2,473,269

		34,536,367

Diversified Financial Services (3.9%)
Bank of America Corp.	2,627,971	33,795,707
Citigroup, Inc.	741,800	35,584,146
CME Group, Inc./Illinois	74,915	5,692,042
IntercontinentalExchange, Inc.*	17,747	3,154,707
JPMorgan Chase & Co.	921,341	48,637,591
Leucadia National Corp.	71,842	1,883,697
McGraw Hill Financial, Inc.	66,800	3,553,092
Moody’s Corp.	47,276	2,880,527
NASDAQ OMX Group, Inc.	28,623	938,548
NYSE Euronext	59,221	2,451,749

		138,571,806

Insurance (4.4%)
ACE Ltd.	82,927	7,420,308
Aflac, Inc.	113,600	6,602,432
Allstate Corp.	114,176	5,494,149
American International Group, Inc.*	359,849	16,085,250
Aon plc	75,325	4,847,164
Assurant, Inc.	18,780	956,090
Berkshire Hathaway, Inc., Class B*	444,782	49,780,001
Chubb Corp.	63,200	5,349,880
Cincinnati Financial Corp.	35,763	1,641,522
Genworth Financial, Inc., Class A*	120,170	1,371,140
Hartford Financial Services Group, Inc.	111,100	3,435,212

Lincoln National Corp.	65,428	$2,386,159
Loews Corp.	74,897	3,325,427
Marsh & McLennan Cos., Inc.	134,150	5,355,268
MetLife, Inc.	266,899	12,213,298
Principal Financial Group, Inc.	67,200	2,516,640
Progressive Corp.	135,050	3,432,971
Prudential Financial, Inc.	113,600	8,296,208
Torchmark Corp.	22,525	1,467,278
Travelers Cos., Inc.	91,774	7,334,578
Unum Group	65,070	1,911,106
XL Group plc	70,600	2,140,592

		153,362,673

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	96,442	7,056,661
Apartment Investment & Management Co. (REIT), Class A	35,563	1,068,313
AvalonBay Communities, Inc. (REIT)	29,644	3,999,272
Boston Properties, Inc. (REIT)	37,000	3,902,390
Equity Residential (REIT)	78,100	4,534,486
HCP, Inc. (REIT)	110,768	5,033,298
Health Care REIT, Inc. (REIT)	69,343	4,648,061
Host Hotels & Resorts, Inc. (REIT)	181,489	3,061,719
Kimco Realty Corp. (REIT)	99,570	2,133,785
Macerich Co. (REIT)	33,540	2,044,934
Plum Creek Timber Co., Inc. (REIT)	39,650	1,850,465
Prologis, Inc. (REIT)	121,362	4,577,775
Public Storage (REIT)	35,200	5,397,216
Simon Property Group, Inc. (REIT)	75,805	11,971,126
Ventas, Inc. (REIT)	71,426	4,961,250
Vornado Realty Trust (REIT)	41,505	3,438,689
Weyerhaeuser Co. (REIT)	133,469	3,802,532

		73,481,972

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	73,950	1,727,472

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	115,814	1,060,856
People’s United Financial, Inc.	82,593	1,230,636

		2,291,492

Total Financials		581,046,711

Health Care (12.6%)
Biotechnology (2.0%)
Alexion Pharmaceuticals, Inc.*	47,600	4,390,624
Amgen, Inc.	182,830	18,038,007
Biogen Idec, Inc.*	57,889	12,457,713
Celgene Corp.*	101,700	11,889,747
Gilead Sciences, Inc.*	371,800	19,039,878
Regeneron Pharmaceuticals, Inc.*	18,684	4,201,658

		70,017,627

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	379,950	13,252,656
Baxter International, Inc.	132,100	9,150,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Becton, Dickinson and Co.	47,400	$4,684,542
Boston Scientific Corp.*	328,856	3,048,495
C.R. Bard, Inc.	18,250	1,983,410
CareFusion Corp.*	53,487	1,970,996
Covidien plc	114,696	7,207,497
DENTSPLY International, Inc.	34,930	1,430,733
Edwards Lifesciences Corp.*	27,529	1,849,949
Intuitive Surgical, Inc.*	9,863	4,996,398
Medtronic, Inc.	246,500	12,687,355
St. Jude Medical, Inc.	69,022	3,149,474
Stryker Corp.	70,050	4,530,834
Varian Medical Systems, Inc.*	26,438	1,783,243
Zimmer Holdings, Inc.	41,050	3,076,287

		74,802,436

Health Care Providers & Services (2.0%)
Aetna, Inc.	92,228	5,860,167
AmerisourceBergen Corp.	56,300	3,143,229
Cardinal Health, Inc.	83,275	3,930,580
Cigna Corp.	69,550	5,041,679
DaVita HealthCare Partners, Inc.*	20,694	2,499,835
Express Scripts Holding Co.*	198,955	12,273,534
Humana, Inc.	38,450	3,244,411
Laboratory Corp. of America Holdings*	22,700	2,272,270
McKesson Corp.	55,231	6,323,949
Patterson Cos., Inc.	20,300	763,280
Quest Diagnostics, Inc.	38,550	2,337,287
Tenet Healthcare Corp.*	25,175	1,160,568
UnitedHealth Group, Inc.	248,600	16,278,328
WellPoint, Inc.	73,250	5,994,780

		71,123,897

Health Care Technology (0.1%)
Cerner Corp.*	35,646	3,425,224

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	83,923	3,588,548
Life Technologies Corp.*	42,006	3,108,864
PerkinElmer, Inc.	27,200	884,000
Thermo Fisher Scientific, Inc.	87,500	7,405,125
Waters Corp.*	20,900	2,091,045

		17,077,582

Pharmaceuticals (5.9%)
AbbVie, Inc.	386,050	15,959,307
Actavis, Inc.*	30,850	3,893,887
Allergan, Inc.	72,300	6,090,552
Bristol-Myers Squibb Co.	400,373	17,892,669
Eli Lilly and Co.	241,660	11,870,339
Forest Laboratories, Inc.*	57,200	2,345,200
Hospira, Inc.*	40,310	1,544,276
Johnson & Johnson	684,760	58,793,494
Merck & Co., Inc.	736,117	34,192,635
Mylan, Inc.*	92,850	2,881,136
Perrigo Co.	21,570	2,609,970
Pfizer, Inc.	1,626,740	45,564,987
Zoetis, Inc.	121,824	3,763,143

		207,401,595

Total Health Care		443,848,361

Industrials (10.1%)
Aerospace & Defense (2.5%)
Boeing Co.	166,474	$17,053,597
General Dynamics Corp.	80,900	6,336,897
Honeywell International, Inc.	191,812	15,218,364
L-3 Communications Holdings, Inc.	21,900	1,877,706
Lockheed Martin Corp.	64,808	7,029,076
Northrop Grumman Corp.	57,370	4,750,236
Precision Castparts Corp.	35,750	8,079,857
Raytheon Co.	79,150	5,233,398
Rockwell Collins, Inc.	33,050	2,095,700
Textron, Inc.	67,700	1,763,585
United Technologies Corp.	206,200	19,164,228

		88,602,644

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	39,152	2,204,649
Expeditors International of Washington, Inc.	50,348	1,913,727
FedEx Corp.	71,810	7,079,030
United Parcel Service, Inc., Class B	173,250	14,982,660

		26,180,066

Airlines (0.1%)
Southwest Airlines Co.	176,018	2,268,872

Building Products (0.1%)
Masco Corp.	86,950	1,694,655

Commercial Services & Supplies (0.5%)
ADT Corp.*	53,318	2,124,722
Avery Dennison Corp.	24,200	1,034,792
Cintas Corp.	25,350	1,154,439
Iron Mountain, Inc.	40,838	1,086,699
Pitney Bowes, Inc.	49,100	720,788
Republic Services, Inc.	72,301	2,453,896
Stericycle, Inc.*	21,015	2,320,687
Tyco International Ltd.	113,036	3,724,536
Waste Management, Inc.	106,956	4,313,536

		18,934,095

Construction & Engineering (0.2%)
Fluor Corp.	39,700	2,354,607
Jacobs Engineering Group, Inc.*	31,914	1,759,419
Quanta Services, Inc.*	51,900	1,373,274

		5,487,300

Electrical Equipment (0.7%)
Eaton Corp. plc	115,275	7,586,248
Emerson Electric Co.	175,200	9,555,408
Rockwell Automation, Inc.	34,050	2,830,917
Roper Industries, Inc.	24,155	3,000,534

		22,973,107

Industrial Conglomerates (2.4%)
3M Co.	154,800	16,927,380
Danaher Corp.	141,800	8,975,940
General Electric Co.	2,520,683	58,454,639

		84,357,959

Machinery (1.7%)
Caterpillar, Inc.	160,300	13,223,147
Cummins, Inc.	43,000	4,663,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Deere & Co.	94,600	$7,686,250
Dover Corp.	41,700	3,238,422
Flowserve Corp.	34,791	1,879,062
Illinois Tool Works, Inc.	100,995	6,985,824
Ingersoll-Rand plc	67,715	3,759,537
Joy Global, Inc.	25,900	1,256,927
PACCAR, Inc.	86,250	4,628,175
Pall Corp.	27,150	1,803,574
Parker Hannifin Corp.	36,400	3,472,560
Pentair Ltd. (Registered)	49,758	2,870,539
Snap-on, Inc.	14,200	1,269,196
Stanley Black & Decker, Inc.	39,496	3,053,041
Xylem, Inc.	45,100	1,214,994

		61,005,028

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,756	950,722
Equifax, Inc.	29,350	1,729,596
Robert Half International, Inc.	34,000	1,129,820

		3,810,138

Road & Rail (0.9%)
CSX Corp.	249,100	5,776,629
Kansas City Southern	26,840	2,843,966
Norfolk Southern Corp.	76,850	5,583,153
Ryder System, Inc.	12,600	765,954
Union Pacific Corp.	113,800	17,557,064

		32,526,766

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,766	3,015,371
W.W. Grainger, Inc.	14,600	3,681,828

		6,697,199

Total Industrials		354,537,829

Information Technology (17.6%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	1,302,750	31,669,853
F5 Networks, Inc.*	19,200	1,320,960
Harris Corp.	26,684	1,314,187
JDS Uniphase Corp.*	57,650	829,007
Juniper Networks, Inc.*	123,400	2,382,854
Motorola Solutions, Inc.	66,214	3,822,534
QUALCOMM, Inc.	421,200	25,726,896

		67,066,291

Computers & Peripherals (3.8%)
Apple, Inc.	228,830	90,634,986
Dell, Inc.	357,702	4,775,322
EMC Corp.	512,100	12,095,802
Hewlett-Packard Co.	470,129	11,659,199
NetApp, Inc.*	87,800	3,317,084
SanDisk Corp.*	59,350	3,626,285
Seagate Technology plc	77,760	3,485,981
Western Digital Corp.	51,820	3,217,504

		132,812,163

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	38,956	3,036,231
Corning, Inc.	359,592	5,116,994
FLIR Systems, Inc.	34,497	930,384

Jabil Circuit, Inc.	44,950	$916,081
Molex, Inc.	33,700	988,758
TE Connectivity Ltd.	101,210	4,609,103

		15,597,551

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	43,258	1,840,628
eBay, Inc.*	284,750	14,727,270
Google, Inc., Class A*	65,567	57,723,220
VeriSign, Inc.*	36,750	1,641,255
Yahoo!, Inc.*	232,197	5,830,466

		81,762,839

IT Services (3.6%)
Accenture plc, Class A	158,500	11,405,660
Automatic Data Processing, Inc.	118,250	8,142,695
Cognizant Technology Solutions Corp., Class A*	73,500	4,601,835
Computer Sciences Corp.	36,600	1,601,982
Fidelity National Information Services, Inc.	71,399	3,058,733
Fiserv, Inc.*	32,450	2,836,454
International Business Machines Corp.	254,101	48,561,242
Mastercard, Inc., Class A	25,550	14,678,475
Paychex, Inc.	78,875	2,880,515
SAIC, Inc.	68,400	952,812
Teradata Corp.*	39,855	2,001,917
Total System Services, Inc.	39,125	957,780
Visa, Inc., Class A	123,573	22,582,966
Western Union Co.	135,749	2,322,665

		126,585,731

Office Electronics (0.1%)
Xerox Corp.	299,296	2,714,615

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	148,000	603,840
Altera Corp.	78,000	2,573,220
Analog Devices, Inc.	75,050	3,381,753
Applied Materials, Inc.	292,900	4,367,139
Broadcom Corp., Class A	128,050	4,322,968
First Solar, Inc.*	16,200	724,626
Intel Corp.	1,211,780	29,349,312
KLA-Tencor Corp.	40,450	2,254,278
Lam Research Corp.*	39,588	1,755,332
Linear Technology Corp.	56,850	2,094,354
LSI Corp.*	133,900	956,046
Microchip Technology, Inc.	48,036	1,789,341
Micron Technology, Inc.*	251,050	3,597,546
NVIDIA Corp.	140,850	1,976,125
Teradyne, Inc.*	46,450	816,127
Texas Instruments, Inc.	270,331	9,426,442
Xilinx, Inc.	64,250	2,544,943

		72,533,392

Software (3.4%)
Adobe Systems, Inc.*	122,350	5,574,266
Autodesk, Inc.*	54,750	1,858,215
BMC Software, Inc.*	31,650	1,428,681
CA, Inc.	80,725	2,311,157
Citrix Systems, Inc.*	45,650	2,754,064
Electronic Arts, Inc.*	73,750	1,694,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Intuit, Inc.	68,000	$4,150,040
Microsoft Corp.	1,832,173	63,264,934
Oracle Corp.	895,697	27,515,812
Red Hat, Inc.*	46,210	2,209,762
Salesforce.com, Inc.*	132,272	5,050,145
Symantec Corp.	169,790	3,815,181

		121,626,295

Total Information Technology		620,698,877

Materials (3.2%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	50,750	4,647,177
Airgas, Inc.	16,059	1,532,992
CF Industries Holdings, Inc.	14,445	2,477,318
Dow Chemical Co.	294,801	9,483,748
E.I. du Pont de Nemours & Co.	224,400	11,781,000
Eastman Chemical Co.	37,800	2,646,378
Ecolab, Inc.	64,941	5,532,324
FMC Corp.	33,160	2,024,750
International Flavors & Fragrances, Inc.	19,900	1,495,684
LyondellBasell Industries N.V., Class A	92,560	6,133,026
Monsanto Co.	130,148	12,858,622
Mosaic Co.	67,410	3,627,332
PPG Industries, Inc.	34,800	5,095,068
Praxair, Inc.	72,150	8,308,794
Sherwin-Williams Co.	20,950	3,699,770
Sigma-Aldrich Corp.	29,350	2,358,566

		83,702,549

Construction Materials (0.0%)
Vulcan Materials Co.	31,700	1,534,597

Containers & Packaging (0.2%)
Ball Corp.	36,200	1,503,748
Bemis Co., Inc.	25,050	980,457
MeadWestvaco Corp.	43,059	1,468,743
Owens-Illinois, Inc.*	40,082	1,113,879
Sealed Air Corp.	47,734	1,143,229

		6,210,056

Metals & Mining (0.5%)
Alcoa, Inc.	260,598	2,037,876
Allegheny Technologies, Inc.	26,250	690,637
Cliffs Natural Resources, Inc.	37,300	606,125
Freeport-McMoRan Copper & Gold, Inc.	253,088	6,987,760
Newmont Mining Corp.	121,200	3,629,940
Nucor Corp.	77,450	3,355,134
United States Steel Corp.	35,100	615,303

		17,922,775

Paper & Forest Products (0.1%)
International Paper Co.	108,435	4,804,755

Total Materials		114,174,732

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,311,525	46,427,985
CenturyLink, Inc.	148,430	5,247,000

Frontier Communications Corp.	243,190	$984,920
Verizon Communications, Inc.	697,496	35,111,949
Windstream Corp.	144,486	1,113,987

		88,885,841

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	71,450	5,172,265
Sprint Nextel Corp.*	725,891	5,095,755

		10,268,020

Total Telecommunication Services		99,153,861

Utilities (3.3%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	118,430	5,303,295
Duke Energy Corp.	172,000	11,610,000
Edison International	79,400	3,823,904
Entergy Corp.	43,450	3,027,596
Exelon Corp.	208,620	6,442,186
FirstEnergy Corp.	101,932	3,806,141
NextEra Energy, Inc.	103,550	8,437,254
Northeast Utilities	76,694	3,222,682
Pepco Holdings, Inc.	60,555	1,220,789
Pinnacle West Capital Corp.	26,800	1,486,596
PPL Corp.	144,388	4,369,181
Southern Co.	212,150	9,362,179
Xcel Energy, Inc.	121,145	3,433,249

		65,545,052

Gas Utilities (0.1%)
AGL Resources, Inc.	28,760	1,232,654
ONEOK, Inc.	50,214	2,074,340

		3,306,994

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	151,000	1,810,490
NRG Energy, Inc.	78,568	2,097,766

		3,908,256

Multi-Utilities (1.2%)
Ameren Corp.	59,050	2,033,682
CenterPoint Energy, Inc.	104,450	2,453,530
CMS Energy Corp.	64,700	1,757,899
Consolidated Edison, Inc.	71,350	4,160,418
Dominion Resources, Inc.	140,846	8,002,870
DTE Energy Co.	42,350	2,837,873
Integrys Energy Group, Inc.	19,324	1,131,034
NiSource, Inc.	76,059	2,178,330
PG&E Corp.	107,800	4,929,694
Public Service Enterprise Group, Inc.	123,300	4,026,978
SCANA Corp.	34,011	1,669,940
Sempra Energy	54,922	4,490,423
TECO Energy, Inc.	49,800	856,062
Wisconsin Energy Corp.	55,704	2,283,307

		42,812,040

Total Utilities		115,572,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Total Investments (99.0%) (Cost $2,431,415,792)		$3,487,874,021
Other Assets Less Liabilities (1.0%)		36,617,231

Net Assets (100%)		$3,524,491,252

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,991,950.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	330	September-13	$26,953,141	$26,388,450	$(564,691)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$425,635,337	$—	$—	$425,635,337
Consumer Staples	365,792,804	—	—	365,792,804
Energy	367,413,167	—	—	367,413,167
Financials	581,046,711	—	—	581,046,711
Health Care	443,848,361	—	—	443,848,361
Industrials	354,537,829	—	—	354,537,829
Information Technology	620,698,877	—	—	620,698,877
Materials	114,174,732	—	—	114,174,732
Telecommunication Services	99,153,861	—	—	99,153,861
Utilities	115,572,342	—	—	115,572,342

Total Assets	$3,487,874,021	$—	$—	$3,487,874,021

Liabilities:
Futures	$(564,691)	$—	$—	$(564,691)

Total Liabilities	$(564,691)	$—	$—	$(564,691)

Total	$3,487,309,330	$—	$—	$3,487,309,330

There were no transfers between Levels 1, 2 or 3 during six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(564,691	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(564,691)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,456,333	—	—	2,456,333
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,456,333	$—	$—	$2.456,333

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(645,139)	—	—	(645,139)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(645,139)	$—	$—	$(645,139)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $26,145,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$ —	$(120,450)	$120,450	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,818,672
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,548,500

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,305,650,123
Aggregate gross unrealized depreciation	(300,958,292)

Net unrealized appreciation	$1,004,691,831

Federal income tax cost of investments	$2,483,182,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $2,431,415,792)	$3,487,874,021
Cash	31,780,369
Receivable from Separate Accounts for Trust shares sold	4,513,674
Dividends, interest and other receivables	4,269,673
Receivable for securities sold	425,978
Other assets	46,092

Total assets	3,528,909,807

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,457,427
Investment management fees payable	727,501
Distribution fees payable - Class IB	411,777
Administrative fees payable	297,352
Distribution fees payable - Class IA	275,844
Due to broker for futures variation margin	120,450
Trustees’ fees payable	4,797
Accrued expenses	123,407

Total liabilities	4,418,555

NET ASSETS	$3,524,491,252

Net assets were comprised of:
Paid in capital	$2,485,679,206
Accumulated undistributed net investment income (loss)	27,082,460
Accumulated undistributed net realized gain (loss) on investments and futures	(44,163,952)
Net unrealized appreciation (depreciation) on investments and futures	1,055,893,538

Net assets	$3,524,491,252

Class IA
Net asset value, offering and redemption price per share, $1,330,533,167 / 47,236,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.17

Class IB
Net asset value, offering and redemption price per share, $2,001,604,105 / 71,395,021 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.04

Class K
Net asset value, offering and redemption price per share, $192,353,980 / 6,820,635 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,587 foreign withholding tax)	$35,951,211
Interest	15,618

Total income	35,966,829

EXPENSES
Investment management fees	4,212,372
Distribution fees - Class IB	2,358,020
Administrative fees	1,724,271
Distribution fees - Class IA	1,614,324
Printing and mailing expenses	182,985
Custodian fees	58,890
Professional fees	56,033
Trustees’ fees	45,657
Miscellaneous	39,366

Total expenses	10,291,918

NET INVESTMENT INCOME (LOSS)	25,674,911

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,088,038
Futures	2,456,333

Net realized gain (loss)	9,544,371

Change in unrealized appreciation (depreciation) on:
Securities	381,493,586
Futures	(645,139)

Net change in unrealized appreciation (depreciation)	380,848,447

NET REALIZED AND UNREALIZED GAIN (LOSS)	390,392,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$416,067,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,674,911	$51,945,250
Net realized gain (loss) on investments and futures	9,544,371	21,007,206
Net change in unrealized appreciation (depreciation) on investments and futures	380,848,447	347,683,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	416,067,729	420,635,841

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(20,062,449)
Class IB	—	(28,479,510)
Class K	—	(3,510,755)

	—	(52,052,714)

Distributions from net realized capital gains
Class IA	—	(504,896)
Class IB	—	(720,140)
Class K	—	(76,588)

	—	(1,301,624)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(53,354,338)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,702,863 and 3,869,437 shares, respectively ]	46,527,053	94,158,881
Capital shares issued in reinvestment of dividends and distributions [ 0 and 826,333 shares, respectively ]	—	20,567,345
Capital shares repurchased [ (2,821,469) and (6,384,148) shares, respectively ]	(76,956,145)	(154,419,526)

Total Class IA transactions	(30,429,092)	(39,693,300)

Class IB
Capital shares sold [ 7,109,364 and 10,096,165 shares, respectively ]	193,954,901	241,942,824
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,178,723 shares, respectively ]	—	29,199,650
Capital shares repurchased [ (4,751,374) and (12,252,459) shares, respectively ]	(129,369,628)	(294,827,155)

Total Class IB transactions	64,585,273	(23,684,681)

Class K
Capital shares sold [ 539,249 and 2,116,659 shares, respectively ]	14,708,658	50,286,161
Capital shares issued in reinvestment of dividends and distributions [ 0 and 144,147 shares, respectively ]	—	3,587,343
Capital shares repurchased [ (1,080,761) and (1,997,469) shares, respectively ]	(29,509,424)	(48,526,885)

Total Class K transactions	(14,800,766)	5,346,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,355,415	(58,031,362)

TOTAL INCREASE (DECREASE) IN NET ASSETS	435,423,144	309,250,141
NET ASSETS:
Beginning of period	3,089,068,108	2,779,817,967

End of period (a)	$3,524,491,252	$3,089,068,108

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,082,460	$1,407,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$24.83	$21.92	$21.94	$19.44	$15.76	$26.05

Income (loss) from investment operations:
Net investment income (loss)	0.20 (e)	0.41 (e)	0.38 (e)	0.34 (e)	0.37 (e)	0.43 (e)
Net realized and unrealized gain (loss) on investments and futures	3.14	2.93	(0.01)†	2.51	3.74	(10.07)

Total from investment operations	3.34	3.34	0.37	2.85	4.11	(9.64)

Less distributions:
Dividends from net investment income	—	(0.42)	(0.39)	(0.35)	(0.38)	(0.43)
Distributions from net realized gains	—	(0.01)	—	—	(0.05)	(0.22)

Total dividends and distributions	—	(0.43)	(0.39)	(0.35)	(0.43)	(0.65)

Net asset value, end of period	$28.17	$24.83	$21.92	$21.94	$19.44	$15.76

Total return (b)	13.45%	15.24%	1.76%	14.66%	26.18%	(37.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,330,533	$1,200,443	$1,096,867	$1,354,694	$1,256,337	$1,030,854
Ratio of expenses to average net assets (a)	0.62%	0.63%	0.37%	0.37%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (a)	1.51%	1.70%	1.71%	1.70%	2.23%	1.99%
Portfolio turnover rate	2%	5%	3%	5%	9%	9%
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$24.71	$21.81	$21.83	$19.34	$15.68	$25.92

Income (loss) from investment operations:
Net investment income (loss)	0.20 (e)	0.41 (e)	0.33 (e)	0.29 (e)	0.33 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments and futures	3.13	2.92	(0.01)†	2.49	3.71	(10.01)

Total from investment operations	3.33	3.33	0.32	2.78	4.04	(9.64)

Less distributions:
Dividends from net investment income	—	(0.42)	(0.34)	(0.29)	(0.33)	(0.38)
Distributions from net realized gains	—	(0.01)	—	—	(0.05)	(0.22)

Total dividends and distributions	—	(0.43)	(0.34)	(0.29)	(0.38)	(0.60)

Net asset value, end of period	$28.04	$24.71	$21.81	$21.83	$19.34	$15.68

Total return (b)	13.48%	15.26%	1.50%	14.39%	25.85%	(37.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,001,604	$1,705,859	$1,527,357	$1,634,200	$1,507,813	$1,193,767
Ratio of expenses to average net assets (a)	0.62%	0.63%	0.62%	0.62%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets (a)	1.51%	1.70%	1.47%	1.45%	1.98%	1.72%
Portfolio turnover rate	2%	5%	3%	5%	9%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$24.83	$21.92	$20.44

Income (loss) from investment operations:
Net investment income (loss)	0.24 (e)	0.47 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments and futures	3.13	2.94	1.72

Total from investment operations	3.37	3.41	1.87

Less distributions:
Dividends from net investment income	—	(0.49)	(0.39)
Distributions from net realized gains	—	(0.01)	—

Total dividends and distributions	—	(0.50)	(0.39)

Net asset value, end of period	$28.20	$24.83	$21.92

Total return (b)	13.57%	15.54%	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,354	$182,765	$155,594
Ratio of expenses to average net assets (a)	0.37%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.76%	1.95%	1.99%
Portfolio turnover rate	2%	5%	3%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	22.3%
Consumer Discretionary	18.4
Health Care	10.7
Industrials	10.3
Consumer Staples	8.7
Financials	4.8
Energy	3.7
Materials	2.4
Telecommunication Services	1.2
Utilities	0.1
Cash and Other	17.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,106.00	$4.86
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66
Class IB
Actual	1,000.00	1,105.20	4.86
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66
Class K
Actual	1,000.00	1,107.20	3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	494	$11,401
BorgWarner, Inc.*	12,066	1,039,486
Delphi Automotive plc	32,644	1,654,724
Gentex Corp.	8,620	198,691
Goodyear Tire & Rubber Co.*	25,653	392,234
Lear Corp.	1,091	65,962
Visteon Corp.*	5,196	327,972

		3,690,470

Automobiles (0.3%)
Ford Motor Co.	141,474	2,188,603
Harley-Davidson, Inc.	23,403	1,282,952
Tesla Motors, Inc.*	8,730	937,864
Thor Industries, Inc.	4,610	226,720

		4,636,139

Distributors (0.1%)
Genuine Parts Co.	15,290	1,193,690
LKQ Corp.*	31,178	802,834

		1,996,524

Diversified Consumer Services (0.1%)
H&R Block, Inc.	28,433	789,016
Service Corp. International	17,261	311,216
Weight Watchers International, Inc.	1,534	70,564

		1,170,796

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	4,033	227,542
Brinker International, Inc.	7,366	290,441
Burger King Worldwide, Inc.	10,479	204,445
Chipotle Mexican Grill, Inc.*	3,227	1,175,757
Choice Hotels International, Inc.	147	5,834
Darden Restaurants, Inc.	8,851	446,799
Domino’s Pizza, Inc.	5,873	341,515
Dunkin’ Brands Group, Inc.	11,130	476,587
International Game Technology	27,189	454,328
Las Vegas Sands Corp.	87,761	4,645,190
Marriott International, Inc., Class A	21,469	866,704
McDonald’s Corp.	104,678	10,363,122
Norwegian Cruise Line Holdings Ltd.*	2,647	80,231
Panera Bread Co., Class A*	2,934	545,548
SeaWorld Entertainment, Inc.	3,181	111,653
Six Flags Entertainment Corp.	6,898	242,534
Starbucks Corp.	78,173	5,119,550
Starwood Hotels & Resorts Worldwide, Inc.	8,634	545,582
Wyndham Worldwide Corp.	14,187	811,922
Wynn Resorts Ltd.	8,418	1,077,504
Yum! Brands, Inc.	46,968	3,256,761

		31,289,549

Household Durables (0.2%)
Jarden Corp.*	11,748	$513,975
Newell Rubbermaid, Inc.	17,441	457,826
NVR, Inc.*	434	400,148
PulteGroup, Inc.*	40,460	767,526
Taylor Morrison Home Corp., Class A*	2,917	71,117
Tempur Sealy International, Inc.*	6,301	276,614
Tupperware Brands Corp.	5,522	429,004
Whirlpool Corp.	579	66,214

		2,982,424

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	103,196	28,656,497
Expedia, Inc.	157,459	9,471,159
Groupon, Inc.*	43,835	372,598
HomeAway, Inc.*	5,897	190,709
Liberty Interactive Corp.*	4,480	103,085
Liberty Ventures*	3,841	326,523
Netflix, Inc.*	5,245	1,107,167
priceline.com, Inc.*	5,386	4,454,922
TripAdvisor, Inc.*	11,701	712,240

		45,394,900

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	10,197	457,131
Mattel, Inc.	36,063	1,634,015
Polaris Industries, Inc.	6,762	642,390

		2,733,536

Media (6.5%)
AMC Networks, Inc., Class A*	6,272	410,252
Cablevision Systems Corp.—New York Group, Class A	20,345	342,203
CBS Corp., Class B	58,684	2,867,887
Charter Communications, Inc., Class A*	6,911	855,927
Cinemark Holdings, Inc.	12,040	336,157
Clear Channel Outdoor Holdings, Inc., Class A*	4,422	32,988
Comcast Corp., Class A	484,131	20,275,406
DIRECTV*	54,512	3,359,029
Discovery Communications, Inc., Class A*	25,551	1,972,793
DISH Network Corp., Class A	21,770	925,660
Interpublic Group of Cos., Inc.	20,352	296,122
Lamar Advertising Co., Class A*	8,227	357,052
Liberty Global plc*	1	35
Liberty Global plc, Class A*	183,464	13,590,977
Lions Gate Entertainment Corp.*	8,433	231,655
Madison Square Garden Co., Class A*	6,384	378,252
Morningstar, Inc.	2,159	167,495
News Corp., Class A	152,923	4,985,290
Omnicom Group, Inc.	26,999	1,697,427
Regal Entertainment Group, Class A	1,887	33,777
Scripps Networks Interactive, Inc., Class A	11,450	764,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sirius XM Radio, Inc.	3,451,911	$11,563,902
Starz, Class A*	10,744	237,442
Time Warner Cable, Inc.	30,380	3,417,142
Time Warner, Inc.	119,229	6,893,821
Viacom, Inc., Class B	227,471	15,479,402
Walt Disney Co.	201,525	12,726,304

		104,198,799

Multiline Retail (0.6%)
Big Lots, Inc.*	1,611	50,795
Dillard’s, Inc., Class A	1,897	155,497
Dollar General Corp.*	34,165	1,722,941
Dollar Tree, Inc.*	23,371	1,188,182
Family Dollar Stores, Inc.	10,052	626,340
Macy’s, Inc.	31,049	1,490,352
Nordstrom, Inc.	15,142	907,611
Target Corp.	52,529	3,617,147

		9,758,865

Specialty Retail (3.3%)
Aaron’s, Inc.	1,195	33,472
Abercrombie & Fitch Co., Class A	956	43,259
Advance Auto Parts, Inc.	7,618	618,353
American Eagle Outfitters, Inc.	12,955	236,558
Ascena Retail Group, Inc.*	1,919	33,487
AutoNation, Inc.*	5,306	230,227
AutoZone, Inc.*	3,704	1,569,348
Bed Bath & Beyond, Inc.*	22,823	1,618,151
Best Buy Co., Inc.	7,613	208,063
Cabela’s, Inc.*	4,963	321,404
CarMax, Inc.*	108,860	5,024,978
Chico’s FAS, Inc.	15,855	270,486
Dick’s Sporting Goods, Inc.	10,316	516,419
DSW, Inc., Class A	3,386	248,769
Foot Locker, Inc.	1,850	64,990
Gap, Inc.	29,150	1,216,429
GNC Holdings, Inc., Class A	10,266	453,860
Home Depot, Inc.	296,501	22,969,932
L Brands, Inc.	25,061	1,234,254
Lowe’s Cos., Inc.	113,653	4,648,408
O’Reilly Automotive, Inc.*	11,534	1,298,959
PetSmart, Inc.	10,787	722,621
Ross Stores, Inc.	22,950	1,487,390
Sally Beauty Holdings, Inc.*	17,727	551,310
Signet Jewelers Ltd.	735	49,561
Tiffany & Co.	11,664	849,606
TJX Cos., Inc.	75,153	3,762,159
Tractor Supply Co.	7,287	857,024
Ulta Salon Cosmetics & Fragrance, Inc.*	6,648	665,864
Urban Outfitters, Inc.*	11,239	452,033
Williams-Sonoma, Inc.	10,201	570,134

		52,827,508

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.	6,186	458,197
Coach, Inc.	29,339	1,674,963
Deckers Outdoor Corp.*	1,579	79,755
Fossil Group, Inc.*	5,370	554,775
Hanesbrands, Inc.	10,289	529,060
Michael Kors Holdings Ltd.*	21,039	1,304,839
NIKE, Inc., Class B	149,185	9,500,101

PVH Corp.	7,497	$937,500
Ralph Lauren Corp.	49,266	8,559,475
Under Armour, Inc., Class A*	103,843	6,200,466
VF Corp.	9,142	1,764,954

		31,564,085

Total Consumer Discretionary		292,243,595

Consumer Staples (8.7%)
Beverages (2.1%)
Brown-Forman Corp., Class B	15,792	1,066,750
Coca-Cola Co.	399,359	16,018,289
Coca-Cola Enterprises, Inc.	28,613	1,006,033
Constellation Brands, Inc., Class A*	15,109	787,481
Dr. Pepper Snapple Group, Inc.	21,306	978,585
Monster Beverage Corp.*	14,011	851,448
PepsiCo, Inc.	161,463	13,206,059

		33,914,645

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	45,562	5,037,790
CVS Caremark Corp.	145,515	8,320,548
Fresh Market, Inc.*	4,288	213,199
Kroger Co.	54,301	1,875,557
Safeway, Inc.	1,963	46,445
Sysco Corp.	21,440	732,390
Walgreen Co.	74,493	3,292,591
Wal-Mart Stores, Inc.	111,475	8,303,773
Whole Foods Market, Inc.	38,726	1,993,614

		29,815,907

Food Products (1.7%)
Archer-Daniels-Midland Co.	5,229	177,315
Campbell Soup Co.	12,070	540,615
ConAgra Foods, Inc.	40,255	1,406,107
Flowers Foods, Inc.	17,854	393,681
General Mills, Inc.	67,310	3,266,554
Green Mountain Coffee Roasters, Inc.*	15,577	1,169,210
Hershey Co.	15,661	1,398,214
Hillshire Brands Co.	12,850	425,078
Hormel Foods Corp.	14,001	540,159
Ingredion, Inc.	987	64,767
J.M. Smucker Co.	1,467	151,321
Kellogg Co.	25,010	1,606,392
Kraft Foods Group, Inc.	62,070	3,467,851
McCormick & Co., Inc. (Non-Voting)	13,772	968,998
Mead Johnson Nutrition Co.	95,978	7,604,337
Mondelez International, Inc., Class A	159,273	4,544,059
Pinnacle Foods, Inc.	2,011	48,566
WhiteWave Foods Co., Class A*	14,469	235,121

		28,008,345

Household Products (0.7%)
Church & Dwight Co., Inc.	14,429	890,414
Clorox Co.	11,493	955,528
Colgate-Palmolive Co.	97,388	5,579,358
Kimberly-Clark Corp.	33,571	3,261,087

		10,686,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.7%)
Avon Products, Inc.	45,221	$950,998
Estee Lauder Cos., Inc., Class A	149,120	9,807,622
Herbalife Ltd.	8,901	401,791
Nu Skin Enterprises, Inc., Class A	6,099	372,771

		11,533,182

Tobacco (1.6%)
Altria Group, Inc.	209,727	7,338,348
Lorillard, Inc.	39,442	1,722,826
Philip Morris International, Inc.	170,766	14,791,751
Reynolds American, Inc.	24,911	1,204,945

		25,057,870

Total Consumer Staples		139,016,336

Energy (3.7%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	1,113	57,932
Baker Hughes, Inc.	2,906	134,054
Cameron International Corp.*	16,316	997,887
Dresser-Rand Group, Inc.*	7,953	477,021
Dril-Quip, Inc.*	4,238	382,649
FMC Technologies, Inc.*	200,583	11,168,461
Halliburton Co.	97,315	4,059,982
Oceaneering International, Inc.	11,297	815,643
RPC, Inc.	5,283	72,958
Schlumberger Ltd.	138,810	9,947,125
Seadrill Ltd.	36,899	1,503,265

		29,616,977

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.	2,880	247,478
Cabot Oil & Gas Corp.	65,986	4,686,326
Cheniere Energy, Inc.*	25,196	699,441
Cobalt International Energy, Inc.*	26,365	700,518
Concho Resources, Inc.*	10,935	915,478
Continental Resources, Inc.*	4,460	383,828
CVR Energy, Inc.	1,632	77,357
EOG Resources, Inc.	54,610	7,191,045
EQT Corp.	14,372	1,140,706
Gulfport Energy Corp.*	101,350	4,770,544
Kinder Morgan, Inc.	63,342	2,416,497
Kosmos Energy Ltd.*	10,554	107,229
Laredo Petroleum Holdings, Inc.*	3,591	73,831
Noble Energy, Inc.	4,755	285,490
Oasis Petroleum, Inc.*	9,771	379,799
Pioneer Natural Resources Co.	10,524	1,523,349
QEP Resources, Inc.	1,890	52,504
Range Resources Corp.	17,027	1,316,528
SM Energy Co.	6,920	415,062
Southwestern Energy Co.*	36,703	1,340,761
Whiting Petroleum Corp.*	984	45,352
Williams Cos., Inc.	39,133	1,270,648
World Fuel Services Corp.	1,433	57,291

		30,097,062

Total Energy		59,714,039

Financials (4.8%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	5,506	$902,654
Ameriprise Financial, Inc.	6,712	542,867
Artisan Partners Asset Management, Inc.*	554	27,650
BlackRock, Inc.	4,813	1,236,219
Charles Schwab Corp.	15,590	330,976
Eaton Vance Corp.	12,532	471,078
Federated Investors, Inc., Class B	7,140	195,707
Franklin Resources, Inc.	14,298	1,944,814
Lazard Ltd., Class A	13,376	430,038
LPL Financial Holdings, Inc.	4,642	175,282
SEI Investments Co.	14,238	404,786
T. Rowe Price Group, Inc.	27,078	1,980,756
Waddell & Reed Financial, Inc., Class A	8,972	390,282

		9,033,109

Commercial Banks (0.2%)
Signature Bank/New York*	479	39,767
U.S. Bancorp/Minnesota	96,393	3,484,607

		3,524,374

Consumer Finance (1.0%)
American Express Co.	98,929	7,395,932
Discover Financial Services	168,721	8,037,868

		15,433,800

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	9,112	424,984
CME Group, Inc./Illinois	52,560	3,993,509
IntercontinentalExchange, Inc.*	7,598	1,350,620
Leucadia National Corp.	4,170	109,337
McGraw Hill Financial, Inc.	13,508	718,490
Moody’s Corp.	108,932	6,637,227
MSCI, Inc.*	5,281	175,699

		13,409,866

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	1,195	109,354
American Financial Group, Inc./Ohio	1,103	53,948
American International Group, Inc.*	162,981	7,285,251
Aon plc	24,885	1,601,350
Arch Capital Group Ltd.*	875	44,984
Arthur J. Gallagher & Co.	13,235	578,237
Axis Capital Holdings Ltd.	3,174	145,306
Brown & Brown, Inc.	5,637	181,737
Chubb Corp.	3,870	327,596
Endurance Specialty Holdings Ltd.	1,534	78,924
Erie Indemnity Co., Class A	2,593	206,636
Hanover Insurance Group, Inc.	1,314	64,294
Loews Corp.	2,565	113,886
Marsh & McLennan Cos., Inc.	38,451	1,534,964
Progressive Corp.	50,634	1,287,116
Prudential Financial, Inc.	18,604	1,358,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Travelers Cos., Inc.	10,612	$848,111
Validus Holdings Ltd.	937	33,844

		15,854,188

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	41,293	3,021,409
Apartment Investment & Management Co. (REIT), Class A	8,364	251,255
Boston Properties, Inc. (REIT)	1,505	158,732
CBL & Associates Properties, Inc. (REIT)	5,568	119,267
Corrections Corp. of America (REIT)	7,614	257,886
Digital Realty Trust, Inc. (REIT)	10,539	642,879
Equity Lifestyle Properties, Inc. (REIT)	3,145	247,165
Extra Space Storage, Inc. (REIT)	927	38,869
Federal Realty Investment Trust (REIT)	4,476	464,072
Omega Healthcare Investors, Inc. (REIT)	12,128	376,211
Plum Creek Timber Co., Inc. (REIT)	17,002	793,483
Public Storage (REIT)	13,933	2,136,347
Rayonier, Inc. (REIT)	13,159	728,877
Regency Centers Corp. (REIT)	4,008	203,646
Senior Housing Properties Trust (REIT)	1,433	37,158
Simon Property Group, Inc. (REIT)	24,182	3,818,821
Tanger Factory Outlet Centers (REIT)	9,858	329,849
Taubman Centers, Inc. (REIT)	1,218	91,533
Ventas, Inc. (REIT)	13,805	958,895
Vornado Realty Trust (REIT)	3,786	313,670
Weyerhaeuser Co. (REIT)	57,183	1,629,144

		16,619,168

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	29,134	680,570
Realogy Holdings Corp.*	11,187	537,424
St. Joe Co.*	459	9,662

		1,227,656

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	2,236	83,716
Ocwen Financial Corp.*	10,820	446,000

		529,716

Total Financials		75,631,877

Health Care (10.7%)
Biotechnology (3.4%)
Alexion Pharmaceuticals, Inc.*	46,099	4,252,172
Alkermes plc*	13,199	378,547
Amgen, Inc.	78,306	7,725,670
ARIAD Pharmaceuticals, Inc.*	19,284	337,277

Biogen Idec, Inc.*	24,785	$5,333,732
BioMarin Pharmaceutical, Inc.*	14,514	809,736
Celgene Corp.*	43,552	5,091,664
Cubist Pharmaceuticals, Inc.*	6,808	328,826
Gilead Sciences, Inc.*	333,420	17,074,438
Incyte Corp.*	10,745	236,390
Medivation, Inc.*	7,828	385,138
Myriad Genetics, Inc.*	8,317	223,478
Onyx Pharmaceuticals, Inc.*	7,595	659,398
Pharmacyclics, Inc.*	6,103	485,005
Quintiles Transnational Holdings, Inc.*	1,277	54,349
Regeneron Pharmaceuticals, Inc.*	8,362	1,880,447
Seattle Genetics, Inc.*	10,482	329,764
Theravance, Inc.*	7,621	293,637
United Therapeutics Corp.*	87,993	5,791,699
Vertex Pharmaceuticals, Inc.*	23,117	1,846,355

		53,517,722

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	330,259	11,519,434
Baxter International, Inc.	56,586	3,919,712
Becton, Dickinson and Co.	20,282	2,004,470
C.R. Bard, Inc.	8,403	913,238
Cooper Cos., Inc.	3,738	445,009
DENTSPLY International, Inc.	4,174	170,967
Edwards Lifesciences Corp.*	11,795	792,624
Hologic, Inc.*	8,239	159,013
IDEXX Laboratories, Inc.*	5,649	507,167
Intuitive Surgical, Inc.*	15,959	8,084,510
ResMed, Inc.	14,875	671,309
Sirona Dental Systems, Inc.*	5,736	377,888
St. Jude Medical, Inc.	18,817	858,620
Stryker Corp.	20,168	1,304,466
Varian Medical Systems, Inc.*	11,321	763,601
Zimmer Holdings, Inc.	984	73,741

		32,565,769

Health Care Providers & Services (1.5%)
Aetna, Inc.	10,505	667,488
AmerisourceBergen Corp.	24,109	1,346,005
Brookdale Senior Living, Inc.*	10,377	274,368
Catamaran Corp.*	174,146	8,484,393
Cigna Corp.	1,728	125,263
Community Health Systems, Inc.	768	36,004
DaVita HealthCare Partners, Inc.*	9,616	1,161,613
Express Scripts Holding Co.*	74,604	4,602,321
HCA Holdings, Inc.	2,040	73,562
Health Management Associates, Inc., Class A*	27,077	425,650
Henry Schein, Inc.*	9,098	871,134
Laboratory Corp. of America Holdings*	9,700	970,970
McKesson Corp.	23,661	2,709,184
MEDNAX, Inc.*	3,398	311,189
Patterson Cos., Inc.	8,170	307,192
Quest Diagnostics, Inc.	1,089	66,026
Tenet Healthcare Corp.*	10,807	498,203
Universal Health Services, Inc., Class B	6,375	426,870

		23,357,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Technology (0.1%)
Cerner Corp.*	15,482	$1,487,665

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	4,241	181,345
Bruker Corp.*	11,426	184,530
Charles River Laboratories International, Inc.*	2,309	94,738
Covance, Inc.*	5,834	444,201
Illumina, Inc.*	12,987	971,947
Life Technologies Corp.*	11,696	865,621
Mettler-Toledo International, Inc.*	3,152	634,183
Techne Corp.	1,788	123,515
Waters Corp.*	8,947	895,147

		4,395,227

Pharmaceuticals (3.4%)
AbbVie, Inc.	422,570	17,469,044
Actavis, Inc.*	13,919	1,756,856
Allergan, Inc.	148,954	12,547,885
Bristol-Myers Squibb Co.	147,663	6,599,060
Eli Lilly and Co.	22,666	1,113,354
Endo Health Solutions, Inc.*	11,719	431,142
Jazz Pharmaceuticals plc*	5,414	372,104
Johnson & Johnson	37,833	3,248,341
Mylan, Inc.*	39,790	1,234,684
Perrigo Co.	9,819	1,188,099
Salix Pharmaceuticals Ltd.*	6,401	423,426
Valeant Pharmaceuticals International, Inc.*	69,478	5,980,666
Warner Chilcott plc, Class A	24,444	485,947
Zoetis, Inc.	52,201	1,612,489

		54,463,097

Total Health Care		169,786,915

Industrials (10.3%)
Aerospace & Defense (3.3%)
B/E Aerospace, Inc.*	9,649	608,659
Boeing Co.	79,215	8,114,785
Hexcel Corp.*	10,467	356,401
Honeywell International, Inc.	82,149	6,517,702
Huntington Ingalls Industries, Inc.	5,236	295,729
Lockheed Martin Corp.	27,106	2,939,917
Precision Castparts Corp.	68,433	15,466,542
Rockwell Collins, Inc.	12,622	800,361
Spirit AeroSystems Holdings, Inc., Class A*	1,621	34,819
TransDigm Group, Inc.	5,471	857,689
Triumph Group, Inc.	1,093	86,511
United Technologies Corp.	174,479	16,216,078

		52,295,193

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	16,764	943,981
Expeditors International of Washington, Inc.	21,572	819,951
United Parcel Service, Inc., Class B	75,631	6,540,569

		8,304,501

Airlines (0.5%)
Alaska Air Group, Inc.*	6,776	$352,352
Copa Holdings S.A., Class A	3,473	455,380
Delta Air Lines, Inc.*	40,954	766,249
Southwest Airlines Co.	8,296	106,936
United Continental Holdings, Inc.*	183,197	5,732,234

		7,413,151

Building Products (0.1%)
A.O. Smith Corp.	3,456	125,384
Armstrong World Industries, Inc.*	2,874	137,348
Fortune Brands Home & Security, Inc.	15,145	586,717
Lennox International, Inc.	5,261	339,545
Masco Corp.	37,261	726,217

		1,915,211

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	3,296	140,937
Cintas Corp.	3,023	137,667
Clean Harbors, Inc.*	6,320	319,350
Copart, Inc.*	11,662	359,190
Iron Mountain, Inc.	16,009	425,999
KAR Auction Services, Inc.	2,965	67,810
Pitney Bowes, Inc.	9,130	134,028
R.R. Donnelley & Sons Co.	10,271	143,897
Rollins, Inc.	6,647	172,157
Stericycle, Inc.*	9,009	994,864
Waste Connections, Inc.	12,165	500,468
Waste Management, Inc.	3,901	157,327

		3,553,694

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,033	32,839
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	10,502	626,549
Fluor Corp.	10,186	604,132
Quanta Services, Inc.*	4,583	121,266

		1,384,786

Electrical Equipment (1.4%)
AMETEK, Inc.	25,428	1,075,604
Babcock & Wilcox Co.	8,084	242,763
Eaton Corp. plc	156,787	10,318,152
Emerson Electric Co.	56,143	3,062,039
Hubbell, Inc., Class B	4,493	444,807
Rockwell Automation, Inc.	14,582	1,212,348
Roper Industries, Inc.	50,739	6,302,799
SolarCity Corp.*	2,251	85,020

		22,743,532

Industrial Conglomerates (0.8%)
3M Co.	60,966	6,666,632
Carlisle Cos., Inc.	339	21,123
Danaher Corp.	82,460	5,219,718

		11,907,473

Machinery (1.1%)
Caterpillar, Inc.	12,429	1,025,268
Colfax Corp.*	8,939	465,811
Crane Co.	4,674	280,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Cummins, Inc.	16,245	$1,761,933
Deere & Co.	40,516	3,291,925
Donaldson Co., Inc.	14,129	503,840
Dover Corp.	13,185	1,023,947
Flowserve Corp.	14,929	806,315
Graco, Inc.	6,396	404,291
Harsco Corp.	581	13,473
IDEX Corp.	8,002	430,588
Illinois Tool Works, Inc.	14,670	1,014,724
Ingersoll-Rand plc	22,221	1,233,710
ITT Corp.	9,387	276,072
Lincoln Electric Holdings, Inc.	8,674	496,760
Manitowoc Co., Inc.	13,939	249,648
Navistar International Corp.*	770	21,375
Nordson Corp.	6,705	464,724
PACCAR, Inc.	4,764	255,636
Pall Corp.	11,620	771,917
Snap-on, Inc.	687	61,404
Stanley Black & Decker, Inc.	1,488	115,023
Toro Co.	6,041	274,322
Valmont Industries, Inc.	2,793	399,650
WABCO Holdings, Inc.*	6,096	455,310
Wabtec Corp.	10,044	536,651
Xylem, Inc.	1,180	31,789

		16,666,172

Marine (0.0%)
Kirby Corp.*	3,502	278,549

Professional Services (0.5%)
Dun & Bradstreet Corp.	3,862	376,352
Equifax, Inc.	12,586	741,693
IHS, Inc., Class A*	6,863	716,360
Nielsen Holdings N.V.	3,284	110,310
Robert Half International, Inc.	14,570	484,161
Verisk Analytics, Inc., Class A*	104,903	6,262,709

		8,691,585

Road & Rail (1.4%)
Amerco, Inc.	418	67,674
Avis Budget Group, Inc.*	11,249	323,409
Con-way, Inc.	2,153	83,881
CSX Corp.	53,245	1,234,752
Genesee & Wyoming, Inc., Class A*	1,979	167,898
Hertz Global Holdings, Inc.*	36,160	896,768
J.B. Hunt Transport Services, Inc.	9,547	689,675
Kansas City Southern	11,504	1,218,964
Landstar System, Inc.	4,861	250,341
Norfolk Southern Corp.	5,955	432,631
Old Dominion Freight Line, Inc.*	7,411	308,446
Union Pacific Corp.	108,331	16,713,307

		22,387,746

Trading Companies & Distributors (0.4%)
Fastenal Co.	30,975	1,420,204
MRC Global, Inc.*	3,719	102,719
MSC Industrial Direct Co., Inc., Class A	4,936	382,342

United Rentals, Inc.*	68,893	$3,438,450
W.W. Grainger, Inc.	6,157	1,552,672

		6,896,387

Total Industrials		164,437,980

Information Technology (22.3%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	392,247	9,535,525
F5 Networks, Inc.*	8,228	566,086
Harris Corp.	1,991	98,057
JDS Uniphase Corp.*	18,601	267,482
Juniper Networks, Inc.*	9,779	188,833
Motorola Solutions, Inc.	23,914	1,380,555
Palo Alto Networks, Inc.*	3,480	146,717
QUALCOMM, Inc.	180,406	11,019,198
Riverbed Technology, Inc.*	16,125	250,905

		23,453,358

Computers & Peripherals (2.2%)
3D Systems Corp.*	10,503	461,082
Apple, Inc.	74,190	29,385,175
EMC Corp.	109,676	2,590,547
NCR Corp.*	17,165	566,273
NetApp, Inc.*	37,631	1,421,699
SanDisk Corp.*	11,536	704,850
Stratasys Ltd.*	1,830	153,244

		35,282,870

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	16,687	1,300,585
Dolby Laboratories, Inc., Class A	1,878	62,819
FLIR Systems, Inc.	10,326	278,492
IPG Photonics Corp.	3,384	205,510
National Instruments Corp.	10,052	280,853
Trimble Navigation Ltd.*	26,708	694,675

		2,822,934

Internet Software & Services (6.3%)
Akamai Technologies, Inc.*	18,554	789,473
eBay, Inc.*	408,793	21,142,774
Equinix, Inc.*	33,490	6,186,273
Facebook, Inc., Class A*	177,885	4,422,221
Google, Inc., Class A*	59,394	52,288,696
IAC/InterActiveCorp	7,797	370,825
LinkedIn Corp., Class A*	54,972	9,801,508
Pandora Media, Inc.*	13,490	248,216
Rackspace Hosting, Inc.*	11,795	446,912
VeriSign, Inc.*	14,888	664,898
Yandex N.V., Class A*	126,351	3,491,078

		99,852,874

IT Services (5.8%)
Accenture plc, Class A	67,100	4,828,516
Alliance Data Systems Corp.*	36,677	6,639,637
Automatic Data Processing, Inc.	50,663	3,488,654
Booz Allen Hamilton Holding Corp.	3,024	52,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Broadridge Financial Solutions, Inc.	12,657	$336,423
Cognizant Technology Solutions Corp., Class A*	31,492	1,971,714
DST Systems, Inc.	2,895	189,130
Fidelity National Information Services, Inc.	3,030	129,805
Fiserv, Inc.*	13,904	1,215,349
FleetCor Technologies, Inc.*	7,089	576,336
Gartner, Inc.*	119,489	6,809,678
Genpact Ltd.	17,549	337,643
Global Payments, Inc.	7,959	368,661
International Business Machines Corp.	108,695	20,772,701
Jack Henry & Associates, Inc.	8,991	423,746
Lender Processing Services, Inc.	7,657	247,704
Mastercard, Inc., Class A	23,722	13,628,289
NeuStar, Inc., Class A*	6,870	334,432
Paychex, Inc.	30,570	1,116,416
Teradata Corp.*	17,061	856,974
Total System Services, Inc.	13,237	324,042
Vantiv, Inc., Class A*	9,131	252,016
Visa, Inc., Class A	147,365	26,930,954
Western Union Co.	58,169	995,272

		92,826,649

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	473	20,547

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	63,268	258,133
Altera Corp.	11,532	380,441
Analog Devices, Inc.	13,900	626,334
Applied Materials, Inc.	82,930	1,236,486
Atmel Corp.*	44,753	328,935
Avago Technologies Ltd.	23,536	879,776
Broadcom Corp., Class A	26,053	879,549
Cree, Inc.*	12,313	786,308
Freescale Semiconductor Ltd.*	2,645	35,840
Intel Corp.	33,737	817,110
Lam Research Corp.*	3,975	176,251
Linear Technology Corp.	24,354	897,201
LSI Corp.*	6,656	47,524
Maxim Integrated Products, Inc.	30,391	844,262
Microchip Technology, Inc.	20,584	766,754
ON Semiconductor Corp.*	44,711	361,265
Silicon Laboratories, Inc.*	3,843	159,139
Skyworks Solutions, Inc.*	16,589	363,133
Texas Instruments, Inc.	115,808	4,038,225
Xilinx, Inc.	27,550	1,091,256

		14,973,922

Software (5.4%)
Adobe Systems, Inc.*	20,439	931,201
ANSYS, Inc.*	9,732	711,409
Autodesk, Inc.*	121,797	4,133,790
BMC Software, Inc.*	15,032	678,545
Cadence Design Systems, Inc.*	29,548	427,855
Citrix Systems, Inc.*	94,300	5,689,119
Concur Technologies, Inc.*	4,872	396,483
Electronic Arts, Inc.*	24,268	557,436

FactSet Research Systems, Inc.	4,592	$468,109
Fortinet, Inc.*	14,164	247,870
Informatica Corp.*	11,285	394,749
Intuit, Inc.	31,002	1,892,052
MICROS Systems, Inc.*	1,224	52,816
Microsoft Corp.	1,213,972	41,918,453
NetSuite, Inc.*	3,658	335,585
Oracle Corp.	370,706	11,388,088
Red Hat, Inc.*	19,796	946,645
Rovi Corp.*	1,263	28,847
Salesforce.com, Inc.*	61,596	2,351,735
ServiceNow, Inc.*	8,243	332,935
SolarWinds, Inc.*	6,838	265,383
Solera Holdings, Inc.	7,193	400,290
Splunk, Inc.*	173,264	8,032,519
Symantec Corp.	52,952	1,189,831
Tableau Software, Inc., Class A*	985	54,589
TIBCO Software, Inc.*	17,133	366,646
VMware, Inc., Class A*	8,928	598,087
Workday, Inc., Class A*	3,867	247,836

		85,038,903

Total Information Technology		354,272,057

Materials (2.4%)
Chemicals (2.0%)
Airgas, Inc.	6,839	652,851
Albemarle Corp.	3,485	217,081
Celanese Corp.	16,669	746,771
Dow Chemical Co.	16,545	532,253
E.I. du Pont de Nemours & Co.	96,107	5,045,617
Eastman Chemical Co.	16,168	1,131,922
Ecolab, Inc.	27,379	2,332,417
FMC Corp.	14,214	867,907
International Flavors & Fragrances, Inc.	8,509	639,536
LyondellBasell Industries N.V., Class A	42,387	2,808,563
Monsanto Co.	55,739	5,507,013
NewMarket Corp.	990	259,934
PPG Industries, Inc.	13,553	1,984,295
Praxair, Inc.	30,880	3,556,141
Rockwood Holdings, Inc.	5,888	377,009
RPM International, Inc.	12,950	413,623
Scotts Miracle-Gro Co., Class A	4,485	216,670
Sherwin-Williams Co.	9,248	1,633,197
Sigma-Aldrich Corp.	11,861	953,150
Valspar Corp.	9,305	601,754
W.R. Grace & Co.*	6,906	580,380
Westlake Chemical Corp.	1,831	176,527

		31,234,611

Construction Materials (0.0%)
Eagle Materials, Inc.	5,169	342,549
Martin Marietta Materials, Inc.	4,809	473,302

		815,851

Containers & Packaging (0.2%)
AptarGroup, Inc.	4,882	269,535
Ball Corp.	15,533	645,241
Bemis Co., Inc.	4,716	184,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Crown Holdings, Inc.*	12,811	$526,916
Greif, Inc., Class A	655	34,499
Owens-Illinois, Inc.*	10,099	280,651
Packaging Corp. of America	10,238	501,253
Rock-Tenn Co., Class A	5,408	540,151
Sealed Air Corp.	20,448	489,730
Silgan Holdings, Inc.	4,601	216,063

		3,688,623

Metals & Mining (0.1%)
Compass Minerals International, Inc.	3,478	293,995
Royal Gold, Inc.	1,703	71,662
Southern Copper Corp.	16,480	455,178
Tahoe Resources, Inc.*	1,136	16,074

		836,909

Paper & Forest Products (0.1%)
International Paper Co.	39,945	1,769,963

Total Materials		38,345,957

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
Intelsat S.A.*	142	2,840
Level 3 Communications, Inc.*	5,677	119,671
tw telecom, Inc.*	15,695	441,658
Verizon Communications, Inc.	298,721	15,037,615
Windstream Corp.	58,487	450,935

		16,052,719

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	51,749	257,710

Crown Castle International Corp.*	30,673	$2,220,418
SBA Communications Corp., Class A*	13,323	987,501
Sprint Nextel Corp.*	46,103	323,643

		3,789,272

Total Telecommunication Services		19,841,991

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,464	498,863

Gas Utilities (0.1%)
ONEOK, Inc.	20,229	835,660
Questar Corp.	2,358	56,238

		891,898

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	4,738	100,588

Water Utilities (0.0%)
Aqua America, Inc.	12,873	402,796

Total Utilities		1,894,145

Total Investments (82.6%) (Cost $901,991,642)		1,315,184,892
Other Assets Less Liabilities (17.4%)		276,513,384

Net Assets (100%)		$1,591,698,276

*	Non-income producing.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	929	September-13	$54,959,551	$53,905,225	$(1,054,326)
S&P 500 E-Mini Index	2,758	September-13	223,571,478	220,543,470	(3,028,008)

					$(4,082,334)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$292,243,595	$—	$—	$292,243,595
Consumer Staples	139,016,336	—	—	139,016,336
Energy	59,714,039	—	—	59,714,039
Financials	75,631,877	—	—	75,631,877
Health Care	169,786,915	—	—	169,786,915
Industrials	164,161,908	276,072	—	164,437,980
Information Technology	354,272,057	—	—	354,272,057
Materials	38,311,458	34,499	—	38,345,957
Telecommunication Services	19,841,991	—	—	19,841,991
Utilities	1,894,145	—	—	1,894,145

Total Assets	$1,314,874,321	$310,571	$—	$1,315,184,892

Liabilities:
Futures	$(4,082,334)	$—	$—	$(4,082,334)

Total Liabilities	$(4,082,334)	$—	$—	$(4,082,334)

Total	$1,310,791,987	$310,571	$—	$1,311,102,558

(a)	A security with a market value of $276,072 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(4,082,334	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(4,082,334)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	36,451,377	—	—	36,451,377
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$36,451,377	$—	$—	$36,451,377

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,128,351)	—	—	(3,128,351)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,128,351)	$—	$—	$(3,128,351)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $280,031,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(977,347)	$977,347	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$608,013,453
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$703,103,605

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,014,114
Aggregate gross unrealized depreciation	(4,281,735)

Net unrealized appreciation	$407,732,379

Federal income tax cost of investments	$907,452,513

For the six months ended June 30, 2013, the Portfolio incurred approximately $2,032 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $514,176,153 of which $69,155,618 expires in the year 2016 and $ 445,020,535 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $901,991,642)	$1,315,184,892
Cash	267,763,323
Cash held as collateral at broker	13,804,200
Receivable for securities sold	116,036,354
Dividends, interest and other receivables	1,091,358
Receivable from Separate Accounts for Trust shares sold	284,599
Other assets	22,104

Total assets	1,714,186,830

LIABILITIES
Payable for securities purchased	119,306,870
Due to broker for futures variation margin	977,347
Payable to Separate Accounts for Trust shares redeemed	894,635
Investment management fees payable	663,516
Distribution fees payable - Class IB	319,897
Administrative fees payable	206,469
Distribution fees payable - Class IA	6,974
Trustees’ fees payable	2,771
Accrued expenses	110,075

Total liabilities	122,488,554

NET ASSETS	$1,591,698,276

Net assets were comprised of:
Paid in capital	$1,560,298,698
Accumulated undistributed net investment income (loss)	1,927,281
Accumulated undistributed net realized gain (loss) on investments and futures	(379,638,619)
Net unrealized appreciation (depreciation) on investments and futures	409,110,916

Net assets	$1,591,698,276

Class IA
Net asset value, offering and redemption price per share, $33,596,425 / 1,905,863 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.63

Class IB
Net asset value, offering and redemption price per share, $1,534,298,810 / 87,452,685 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.54

Class K
Net asset value, offering and redemption price per share, $23,803,041 / 1,347,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $505 foreign withholding tax)	$9,055,364
Interest	134,534

Total income	9,189,898

EXPENSES
Investment management fees	4,004,527
Distribution fees - Class IB	1,932,016
Administrative fees	1,247,468
Printing and mailing expenses	88,129
Distribution fees - Class IA	41,458
Professional fees	40,455
Custodian fees	31,949
Trustees’ fees	22,228
Miscellaneous	24,451

Total expenses	7,432,681

NET INVESTMENT INCOME (LOSS)	1,757,217

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	119,650,981
Futures	36,451,377

Net realized gain (loss)	156,102,358

Change in unrealized appreciation (depreciation) on:
Securities	6,043,560
Futures	(3,128,351)

Net change in unrealized appreciation (depreciation)	2,915,209

NET REALIZED AND UNREALIZED GAIN (LOSS)	159,017,567

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$160,774,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,757,217	$9,537,421
Net realized gain (loss) on investments and futures	156,102,358	139,653,775
Net change in unrealized appreciation (depreciation) on investments and futures	2,915,209	64,535,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	160,774,784	213,726,314

DIVIDENDS:
Dividends from net investment income
Class IA	—	(199,661)
Class IB	—	(9,289,436)
Class K	—	(187,087)

TOTAL DIVIDENDS	—	(9,676,184)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 20,606 and 202,851 shares, respectively ]	353,997	3,110,278
Capital shares issued in reinvestment of dividends [ 0 and 12,486 shares, respectively ]	—	199,661
Capital shares repurchased [ (97,616) and (1,938,846) shares, respectively ]	(1,680,651)	(30,869,100)

Total Class IA transactions	(1,326,654)	(27,559,161)

Class IB
Capital shares sold [ 687,961 and 1,695,907 shares, respectively ]	11,690,742	25,962,422
Capital shares issued in reinvestment of dividends [ 0 and 583,854 shares, respectively ]	—	9,289,436
Capital shares repurchased [ (7,065,711) and (14,861,424) shares, respectively ]	(121,527,444)	(230,400,275)

Total Class IB transactions	(109,836,702)	(195,148,417)

Class K
Capital shares sold [ 139,794 and 1,559,100 shares, respectively ]	2,412,269	24,991,730
Capital shares issued in reinvestment of dividends [ 0 and 11,699 shares, respectively ]	—	187,087
Capital shares repurchased [ (146,967) and (515,486) shares, respectively ]	(2,542,360)	(7,877,626)

Total Class K transactions	(130,091)	17,301,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,293,447)	(205,406,387)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,481,337	(1,356,257)
NET ASSETS:
Beginning of period	1,542,216,939	1,543,573,196

End of period (a)	$1,591,698,276	$1,542,216,939

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,927,281	$170,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.94	$14.05	$15.02	$13.07	$10.34	$17.70

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.08 (e)	0.08 (e)	0.07 (e)	0.13 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.67	1.91	(0.97)	1.96	2.73	(7.17)

Total from investment operations	1.69	1.99	(0.89)	2.03	2.86	(7.05)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.08)	(0.13)	(0.16)
Distributions from net realized gains	—	—	—	—	—	(0.13)
Return of capital	—	—	—	—	—	(0.02)

Total dividends and distributions	—	(0.10)	(0.08)	(0.08)	(0.13)	(0.31)

Net asset value, end of period	$17.63	$15.94	$14.05	$15.02	$13.07	$10.34

Total return (b)	10.60%	14.16%	(5.94)%	15.53%	27.71%	(40.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,596	$31,616	$52,067	$66,946	$64,128	$72,928
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.93%	0.96%	0.74%	0.74%	0.80%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.93%	0.96%	0.74%	0.74%	0.72%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	0.93%	0.96%	0.75%	0.75%	0.80%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.22%	0.53%	0.51%	0.50%	1.09%	0.75%
After waivers, reimbursements and fees paid indirectly (a)	0.22%	0.53%	0.51%	0.50%	1.17%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.22%	0.53%	0.51%	0.49%	1.08%	0.67%
Portfolio turnover rate	46%	29%	38%	41%	157%	89%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$15.87	$13.98	$14.95	$13.00	$10.26		$17.56

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.09 (e)	0.04 (e)	0.03 (e)	0.10	(e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.65	1.90	(0.97)	1.96	2.74		(7.08)

Total from investment operations	1.67	1.99	(0.93)	1.99	2.84		(7.01)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.04)	(0.04)	(0.10)		(0.14)
Distributions from net realized gains	—	—	—	—	—		(0.13)
Return of capital	—	—	—	—	—		(0.02)

Total dividends and distributions	—	(0.10)	(0.04)	(0.04)	(0.10)		(0.29)

Net asset value, end of period	$17.54	$15.87	$13.98	$14.95	$13.00		$10.26

Total return (b)	10.52%	14.23%	(6.21)%	15.32%	27.70%		(40.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,534,299	$1,488,983	$1,487,294	$1,836,680	$1,856,981		$1,590,410
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.93%	0.96%	0.99%	0.99%	1.05	%(c)	1.15%
After waivers, reimbursements and fees paid indirectly (a)	0.93%	0.96%	0.99%	0.99%	0.97	%(c)	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	0.93%	0.96%	1.00%	1.00%	1.05	%(c)	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.22%	0.59%	0.27%	0.26%	0.84%		0.52%
After waivers, reimbursements and fees paid indirectly (a)	0.22%	0.59%	0.27%	0.26%	0.92%		0.52%
Before waivers, reimbursements and fees paid indirectly (a)	0.22%	0.59%	0.26%	0.25%	0.83%		0.44%
Portfolio turnover rate	46%	29%	38%	41%	157%		89%

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$15.95	$14.05	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.15 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	1.67	1.89	0.37

Total from investment operations	1.71	2.04	0.41

Less distributions:
Dividends from net investment income	—	(0.14)	(0.07)

Net asset value, end of period	$17.66	$15.95	$14.05

Total return (b)	10.72%	14.52%	3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,803	$21,618	$4,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.68%	0.71%	0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.68%	0.71%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.68%	0.71%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.47%	0.96%	0.76%
After waivers, reimbursements and fees paid indirectly (a)	0.47%	0.96%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)	0.47%	0.96%	0.76%
Portfolio turnover rate	46%	29%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/FRANKLIN CORE BALANCED PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Equities & Warrants	42.9%
Corporate Bonds	24.7
Government Securities	16.0
Convertible Preferred Stocks	2.5
Preferred Stocks	0.7
Convertible Bonds	0.2
Cash and Other	13.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,050.40	$5.49
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.40
Class IB
Actual	1,000.00	1,050.40	5.49
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.40
Class K
Actual	1,000.00	1,051.60	4.22
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.2%)
Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	$1,375,000	$1,668,906
3.750%, 3/15/18	765,000	942,385

Total Materials		2,611,291

Total Convertible Bonds		2,611,291

Corporate Bonds (24.7%)
Consumer Discretionary (4.2%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.
6.500%, 3/1/21	3,200,000	3,240,000

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,469,000
Navistar, Inc.
5.750%, 8/15/17	760,128	762,661

		6,231,661

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
9.250%, 9/1/19§	1,500,000	1,593,750

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,030,000
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16	800,000	838,000
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	2,190,000
Landry’s, Inc.
9.375%, 5/1/20§	2,000,000	2,105,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	160,130
MGM Resorts International
6.625%, 7/15/15	1,600,000	1,692,000
6.750%, 10/1/20	400,000	411,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	145,875
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	152,321

		8,724,326

Household Durables (0.3%)
KB Home
7.500%, 9/15/22	4,000,000	4,340,000

Media (2.0%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	1,400,000	1,494,500
CBS Corp.
3.375%, 3/1/22	200,000	190,760
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,060,000
7.375%, 6/1/20	2,000,000	2,205,000
6.500%, 4/30/21	1,000,000	1,037,500
Clear Channel Communications, Inc.
6.945%, 1/30/19	2,539,722	2,310,354
9.000%, 12/15/19§	1,019,000	985,883
9.000%, 3/1/21	2,000,000	1,900,000

Term Loan B 3.845%, 11/13/15 (l)	$861,048	$785,706
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,426
Comcast Corp.
5.900%, 3/15/16	50,000	56,192
6.500%, 1/15/17	94,000	109,097
5.150%, 3/1/20	150,000	171,689
CSC Holdings LLC
6.750%, 11/15/21	2,700,000	2,909,250
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	2,037,500
Dex Media, Inc.
14.000%, 1/29/17 PIK	1,171,618	773,268
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	209,360
3.500%, 3/1/16	300,000	314,520
3.800%, 3/15/22	100,000	95,500
Discovery Communications LLC 5.050%, 6/1/20	100,000	110,043
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	105,090
4.375%, 4/1/21	350,000	377,815
News America, Inc.
5.300%, 12/15/14	80,000	84,982
8.000%, 10/17/16	100,000	120,130
3.000%, 9/15/22	150,000	139,851
SuperMedia, Inc.
Term Loan 11.000%, 12/31/15	818,716	641,328
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	264,555
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	204,204
4.000%, 9/1/21	100,000	96,430
Time Warner, Inc.
4.700%, 1/15/21	250,000	266,075
Univision Communications, Inc.
5.125%, 5/15/23§	2,000,000	1,890,000
Viacom, Inc.
1.250%, 2/27/15	250,000	251,094
3.500%, 4/1/17	68,000	71,458
Visant Corp.
10.000%, 10/1/17	1,900,000	1,767,000
Walt Disney Co. 2.550%, 2/15/22	250,000	238,576

		25,310,136

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	150,000	144,000
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	104,750
3.875%, 1/15/22 (b)	150,000	148,125
Target Corp.
6.000%, 1/15/18	200,000	234,131

		631,006

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,547,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

AutoZone, Inc.
4.000%, 11/15/20	$100,000	$101,723
Gap, Inc.
5.950%, 4/12/21	50,000	55,305
Home Depot, Inc.
5.400%, 3/1/16	105,000	116,765
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	112,860

		1,933,653

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	104,187

Total Consumer Discretionary		52,108,719

Consumer Staples (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,071
5.375%, 11/15/14	225,000	239,097
7.750%, 1/15/19	50,000	62,931
5.375%, 1/15/20	250,000	288,789
4.375%, 2/15/21	25,000	27,173
2.500%, 7/15/22	100,000	92,515
Beam, Inc.
5.375%, 1/15/16	9,000	9,819
Coca-Cola Co.
1.800%, 9/1/16	256,000	261,123
3.150%, 11/15/20	100,000	102,426
Diageo Capital plc
5.500%, 9/30/16	213,000	241,409
Diageo Finance B.V.
5.300%, 10/28/15	95,000	104,545
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	51,944
PepsiCo, Inc.
0.700%, 2/26/16	250,000	248,042
5.000%, 6/1/18	100,000	112,902
7.900%, 11/1/18	144,000	183,199

		2,151,985

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	105,081
CVS Caremark Corp.
5.750%, 6/1/17	122,000	139,996
Kroger Co.
6.150%, 1/15/20	150,000	175,152
Safeway, Inc.
5.000%, 8/15/19	30,000	31,884
3.950%, 8/15/20	100,000	97,586
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,543,540
US Foods, Inc.
8.500%, 6/30/19	1,000,000	1,045,000
Walgreen Co.
3.100%, 9/15/22	150,000	141,451
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	228,168
1.125%, 4/11/18	200,000	193,630

3.625%, 7/8/20	$100,000	$105,186
3.250%, 10/25/20	100,000	102,977

		5,909,651

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	158,812
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	95,497
Dean Foods Co.
9.750%, 12/15/18	900,000	1,014,750
General Mills, Inc.
5.650%, 2/15/19	100,000	116,290
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14	1,000,000	1,060,000
8.250%, 2/1/20§	800,000	844,000
Kellogg Co.
3.250%, 5/21/18	200,000	209,761
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	117,391
Mondelez International, Inc.
4.125%, 2/9/16	500,000	535,186
5.375%, 2/10/20	96,000	107,262
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	102,062

		4,361,011

Household Products (0.3%)
Clorox Co.
3.050%, 9/15/22	150,000	141,097
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	58,439
3.625%, 8/1/20	50,000	52,269
Procter & Gamble Co.
4.700%, 2/15/19	350,000	392,918
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,308,000
9.875%, 8/15/19	800,000	858,000
5.750%, 10/15/20	900,000	909,000
8.250%, 2/15/21	400,000	397,000

		4,116,723

Personal Products (0.0%)
Avon Products, Inc.
4.600%, 3/15/20	100,000	100,661

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	39,000	51,636
9.250%, 8/6/19	68,000	90,040
2.850%, 8/9/22	200,000	184,543
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	261,701
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	72,638
2.500%, 8/22/22	100,000	92,181
Reynolds American, Inc.
3.250%, 11/1/22	100,000	93,196

		845,935

Total Consumer Staples		17,485,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Energy (3.9%)
Energy Equipment & Services (0.2%)
Ensco plc
3.250%, 3/15/16	$100,000	$104,625
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	613,000	639,053
Halliburton Co.
3.250%, 11/15/21	100,000	100,972
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	140,087
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	77,294
Transocean, Inc.
4.950%, 11/15/15	150,000	161,423
6.375%, 12/15/21	150,000	168,139
Weatherford International Ltd.
5.500%, 2/15/16	75,000	80,383
9.625%, 3/1/19	100,000	125,199

		1,597,175

Oil, Gas & Consumable Fuels (3.7%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	202,077
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,065,000
7.250%, 8/1/19	1,000,000	1,032,750
Apache Corp.
5.625%, 1/15/17	150,000	168,542
Bill Barrett Corp.
7.000%, 10/15/22	500,000	500,000
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	113,063
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	102,030
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,140,000
5.750%, 12/2/17	2,000,000	2,020,278
7.250%, 12/15/18	6,000,000	6,720,000
6.875%, 11/15/20	300,000	325,500
5.750%, 3/15/23	4,300,000	4,353,750
Chevron Corp.
0.889%, 6/24/16	350,000	350,046
2.355%, 12/5/22	150,000	140,552
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	178,848
ConocoPhillips Co.
4.600%, 1/15/15	250,000	265,227
2.400%, 12/15/22	150,000	137,520
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,463,000
Devon Energy Corp.
4.000%, 7/15/21	100,000	102,530
Ecopetrol S.A.
7.625%, 7/23/19	50,000	59,063
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,725,500
Enbridge, Inc.
5.600%, 4/1/17	250,000	280,050
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	152,906
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,092,500

Enterprise Products Operating LLC
3.200%, 2/1/16	$500,000	$526,230
3.350%, 3/15/23	150,000	143,076
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,531
4.100%, 2/1/21	100,000	106,395
EQT Corp.
4.875%, 11/15/21	50,000	50,869
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	1,985,000
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	385,409
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,797,750
Marathon Oil Corp.
2.800%, 11/1/22	100,000	92,734
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,928
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20§	1,000,000	1,005,000
Murphy Oil Corp.
3.700%, 12/1/22	100,000	92,957
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	323,138
Noble Energy, Inc.
4.150%, 12/15/21	150,000	154,247
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	150,026
4.625%, 3/1/21	50,000	51,663
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	108,407
2.700%, 2/15/23	200,000	184,272
Offshore Group Investment Ltd.
7.500%, 11/1/19	2,200,000	2,288,000
ONEOK Partners LP
8.625%, 3/1/19	100,000	125,761
Peabody Energy Corp.
6.250%, 11/15/21	500,000	482,500
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	328,500
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	244,239
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	230,986
5.750%, 1/20/20	265,000	272,859
5.375%, 1/27/21	150,000	150,893
Petroleos Mexicanos
4.875%, 1/24/22	250,000	254,875
Phillips 66
2.950%, 5/1/17	250,000	256,413
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	47,558
Plains Exploration & Production Co.
6.125%, 6/15/19	150,000	158,747
6.625%, 5/1/21	100,000	105,761
Samson Investment Co.
10.000%, 2/15/20§	2,600,000	2,723,500
Sanchez Energy Corp.
7.750%, 6/15/21§	2,800,000	2,716,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

SandRidge Energy, Inc.
8.750%, 1/15/20		$750,000	$761,250
Shell International Finance B.V.
2.375%, 8/21/22		250,000	232,097
Southwestern Energy Co.
4.100%, 3/15/22		100,000	99,197
Statoil ASA
3.125%, 8/17/17		250,000	262,569
5.250%, 4/15/19		25,000	28,823
Suncor Energy, Inc.
6.100%, 6/1/18		165,000	192,096
Total Capital International S.A.
2.700%, 1/25/23		200,000	186,265
Total Capital S.A.
3.000%, 6/24/15		100,000	104,537
3.125%, 10/2/15		100,000	104,807
TransCanada PipeLines Ltd.
7.125%, 1/15/19		118,000	143,817
3.800%, 10/1/20		100,000	105,060
Valero Energy Corp.
6.125%, 2/1/20		150,000	174,206
W&T Offshore, Inc.
8.500%, 6/15/19		1,600,000	1,652,000
Williams Cos., Inc.
7.875%, 9/1/21		93,000	112,102
Williams Partners LP
5.250%, 3/15/20		100,000	107,685
4.125%, 11/15/20		100,000	98,915

			46,672,382

Total Energy			48,269,557

Financials (4.7%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	114,393
Bank of New York Mellon Corp.
0.700%, 10/23/15		350,000	348,897
4.150%, 2/1/21		100,000	106,992
3.550%, 9/23/21		100,000	101,949
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	177,082
Boparan Finance plc
9.875%, 4/30/18§	GBP	1,000,000	1,638,824
Charles Schwab Corp.
3.225%, 9/1/22		$100,000	96,801
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	104,642
6.000%, 9/1/17		150,000	172,375
E*TRADE Financial Corp.
6.000%, 11/15/17		1,300,000	1,316,250
Goldman Sachs Group, Inc.
5.125%, 1/15/15		84,000	88,411
1.600%, 11/23/15		250,000	250,552
5.350%, 1/15/16		83,000	89,893
3.625%, 2/7/16		85,000	88,801
5.750%, 10/1/16		130,000	144,548
5.625%, 1/15/17		215,000	232,698
6.150%, 4/1/18		600,000	675,105
5.750%, 1/24/22		250,000	275,005
3.625%, 1/22/23		150,000	143,439

Jefferies Group LLC
8.500%, 7/15/19		$75,000	$90,095
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		150,000	168,601
Morgan Stanley
6.000%, 4/28/15		250,000	268,161
3.800%, 4/29/16		100,000	103,716
5.450%, 1/9/17		251,000	270,804
6.625%, 4/1/18		250,000	283,102
7.300%, 5/13/19		200,000	232,036
5.750%, 1/25/21		250,000	270,830
4.875%, 11/1/22		100,000	98,645
3.750%, 2/25/23		100,000	94,844
4.100%, 5/22/23		100,000	92,005
Nomura Holdings, Inc.
5.000%, 3/4/15		75,000	79,377
4.125%, 1/19/16		150,000	156,656
State Street Corp.
2.875%, 3/7/16		50,000	52,198
4.375%, 3/7/21		150,000	162,919

			8,590,646

Commercial Banks (0.9%)
Bank of Montreal
2.500%, 1/11/17		150,000	153,413
Bank of Nova Scotia
3.400%, 1/22/15		250,000	259,887
2.900%, 3/29/16		100,000	104,576
Barclays Bank plc
5.200%, 7/10/14		250,000	260,484
5.140%, 10/14/20		100,000	101,215
BB&T Corp.
3.200%, 3/15/16		200,000	209,989
2.050%, 6/19/18		200,000	196,323
BNP Paribas S.A.
3.600%, 2/23/16		400,000	419,492
3.250%, 3/3/23		100,000	91,579
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		250,000	261,452
Credit Suisse AG/New York
5.400%, 1/14/20		100,000	108,396
4.375%, 8/5/20		250,000	267,193
Fifth Third Bancorp
3.625%, 1/25/16		200,000	211,147
HSBC Holdings plc
5.100%, 4/5/21		100,000	109,626
4.000%, 3/30/22		100,000	102,136
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	190,310
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		456,000	517,928
KeyCorp
5.100%, 3/24/21		50,000	55,678
KfW
4.125%, 10/15/14		94,000	98,420
1.000%, 1/12/15		500,000	503,496
4.375%, 7/21/15		478,000	514,853
0.500%, 4/19/16		500,000	495,341
1.000%, 6/11/18		250,000	242,221
4.875%, 6/17/19		250,000	290,127
2.750%, 9/8/20		150,000	154,760
2.625%, 1/25/22		300,000	298,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Landwirtschaftliche Rentenbank
2.125%, 7/15/16	$100,000	$103,343
5.125%, 2/1/17	123,000	139,758
Lloyds TSB Bank plc
6.375%, 1/21/21	100,000	114,753
National Australia Bank Ltd./New York
1.600%, 8/7/15	100,000	101,234
PNC Funding Corp.
3.625%, 2/8/15	350,000	364,909
5.250%, 11/15/15	57,000	62,049
5.125%, 2/8/20	100,000	109,381
Rabobank Nederland N.V.
4.500%, 1/11/21	75,000	78,904
3.875%, 2/8/22	75,000	75,099
Royal Bank of Canada
2.625%, 12/15/15	250,000	260,025
Royal Bank of Scotland Group plc
6.400%, 10/21/19	100,000	111,646
Royal Bank of Scotland plc
5.625%, 8/24/20	100,000	108,254
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16	250,000	247,612
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	52,870
3.500%, 1/20/17	50,000	52,490
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,570
1.400%, 4/30/18	250,000	242,732
U.S. Bancorp/Minnesota
2.200%, 11/15/16	250,000	256,468
2.950%, 7/15/22	150,000	138,741
UBS AG/Connecticut
5.875%, 7/15/16	100,000	110,321
4.875%, 8/4/20	250,000	275,411
Wachovia Corp.
5.750%, 6/15/17	100,000	112,772
Wells Fargo & Co.
3.750%, 10/1/14	250,000	259,113
3.676%, 6/15/16 (e)	300,000	319,595
2.625%, 12/15/16	250,000	259,145
5.625%, 12/11/17	250,000	284,611
3.500%, 3/8/22	100,000	100,245
3.450%, 2/13/23	100,000	95,204
Westpac Banking Corp.
3.000%, 8/4/15	150,000	156,285
2.000%, 8/14/17	200,000	199,857

		11,063,304

Consumer Finance (0.3%)
American Express Co.
1.550%, 5/22/18	150,000	144,737
2.650%, 12/2/22	212,000	194,403
American Express Credit Corp.
1.750%, 6/12/15	250,000	253,085
2.750%, 9/15/15	300,000	310,924
Capital One Financial Corp.
2.125%, 7/15/14	125,000	126,465
4.750%, 7/15/21	100,000	105,056
3.500%, 6/15/23§ (b)	200,000	189,900
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	167,765

Discover Financial Services
3.850%, 11/21/22	$100,000	$93,000
Ford Motor Credit Co. LLC
1.700%, 5/9/16	250,000	245,325
4.250%, 2/3/17	250,000	260,425
3.000%, 6/12/17	200,000	200,140
5.875%, 8/2/21	200,000	217,500
HSBC Finance Corp.
6.676%, 1/15/21	250,000	276,637
HSBC USA, Inc.
2.375%, 2/13/15	150,000	153,261
John Deere Capital Corp.
0.750%, 1/22/16	250,000	248,243
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	208,479
0.800%, 5/17/16	350,000	347,272
2.050%, 1/12/17	250,000	252,322

		3,994,939

Diversified Financial Services (2.3%)
Bank of America Corp.
4.750%, 8/1/15	75,000	79,646
5.250%, 12/1/15	476,000	508,555
1.250%, 1/11/16	250,000	246,370
3.750%, 7/12/16	150,000	157,166
6.500%, 8/1/16	250,000	281,439
5.625%, 10/14/16	75,000	82,697
5.650%, 5/1/18	550,000	609,800
7.625%, 6/1/19	250,000	299,229
5.700%, 1/24/22	100,000	110,955
3.300%, 1/11/23	150,000	140,445
Bank of America N.A.
5.300%, 3/15/17	106,000	115,500
BP Capital Markets plc
3.125%, 10/1/15	200,000	209,554
3.200%, 3/11/16	100,000	104,897
1.375%, 5/10/18	250,000	240,482
4.500%, 10/1/20	300,000	327,079
Citigroup, Inc.
5.500%, 10/15/14	350,000	367,320
4.587%, 12/15/15	150,000	160,395
5.300%, 1/7/16	274,000	295,235
5.850%, 8/2/16	58,000	64,859
4.450%, 1/10/17	300,000	321,129
6.125%, 11/21/17	250,000	283,188
1.750%, 5/1/18	250,000	239,255
8.500%, 5/22/19	250,000	314,730
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	166,301
General Electric Capital Corp.
4.875%, 3/4/15	65,000	69,114
2.250%, 11/9/15	500,000	509,999
5.400%, 2/15/17	72,000	79,808
5.625%, 9/15/17	391,000	442,198
4.625%, 1/7/21	350,000	371,601
3.150%, 9/7/22	100,000	93,969
3.100%, 1/9/23	150,000	141,106
6.375%, 11/15/67 (l)	100,000	101,500
JPMorgan Chase & Co.
5.150%, 10/1/15	393,000	424,815
6.000%, 1/15/18	250,000	283,544
1.625%, 5/15/18	250,000	239,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

4.250%, 10/15/20	$200,000	$206,601
4.500%, 1/24/22	250,000	261,580
3.250%, 9/23/22	100,000	94,226
3.200%, 1/25/23	150,000	141,984
7.900%, 4/29/49 (l)	9,468,000	10,698,840
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.375%, 10/1/17§	300,000	306,000
Moody’s Corp.
4.500%, 9/1/22	50,000	49,933
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	105,176
5.450%, 4/10/17	82,000	93,806
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19	3,000,000	3,363,750
Nuveen Investments, Inc.
9.500%, 10/15/20§	2,700,000	2,686,500
ORIX Corp.
5.000%, 1/12/16	25,000	26,773
3.750%, 3/9/17	150,000	153,388
Unilever Capital Corp.
2.750%, 2/10/16	100,000	104,444
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR 1,500,000	1,997,870

		28,774,416

Insurance (0.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	$250,000	258,182
Aflac, Inc.
2.650%, 2/15/17	150,000	154,172
Allstate Corp.
3.150%, 6/15/23	100,000	96,190
American International Group, Inc.
5.600%, 10/18/16	80,000	88,927
5.850%, 1/16/18	206,000	231,420
8.250%, 8/15/18	150,000	185,775
Aon Corp.
3.125%, 5/27/16	100,000	104,212
5.000%, 9/30/20	50,000	54,567
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	250,000	250,444
4.250%, 1/15/21	100,000	106,480
Chubb Corp.
6.375%, 3/29/67 (l)	50,000	54,000
CNA Financial Corp.
5.875%, 8/15/20	100,000	112,910
Genworth Financial, Inc.
7.625%, 9/24/21	100,000	115,460
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	165,839
Lincoln National Corp.
8.750%, 7/1/19	100,000	129,077
4.850%, 6/24/21	50,000	53,043
Manulife Financial Corp.
3.400%, 9/17/15	150,000	155,041
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,556
4.800%, 7/15/21	150,000	161,201
MetLife, Inc.
6.750%, 6/1/16	225,000	256,882
4.750%, 2/8/21	100,000	108,300

Progressive Corp.
3.750%, 8/23/21	$50,000	$51,856
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	268,700
7.375%, 6/15/19	200,000	244,607
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	75,318

		3,528,159

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20	75,000	78,942
3.500%, 1/31/23	150,000	136,740
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	92,146
Boston Properties LP
5.000%, 6/1/15	60,000	64,266
5.625%, 11/15/20	70,000	78,791
Duke Realty LP
5.950%, 2/15/17	250,000	277,520
ERP Operating LP
5.250%, 9/15/14	45,000	47,220
4.625%, 12/15/21	150,000	159,123
HCP, Inc.
6.000%, 1/30/17	45,000	50,438
5.375%, 2/1/21	150,000	161,499
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,362
4.700%, 9/15/17	100,000	108,942
Hospitality Properties Trust
6.300%, 6/15/16	55,000	60,438
Liberty Property LP
4.125%, 6/15/22	100,000	100,239
Realty Income Corp.
3.250%, 10/15/22	150,000	136,878
Simon Property Group LP
6.100%, 5/1/16	160,000	181,244
5.650%, 2/1/20	300,000	342,143
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	100,665

		2,229,596

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	992,500
ProLogis LP
6.625%, 5/15/18	100,000	115,106

		1,107,606

Total Financials		59,288,666

Health Care (2.0%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	360,242
3.450%, 10/1/20	150,000	151,775
Celgene Corp.
3.950%, 10/15/20	100,000	102,592
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	107,238
Grifols, Inc.
8.250%, 2/1/18	600,000	645,000

		1,366,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	$82,000	$94,009
Boston Scientific Corp.
4.500%, 1/15/15	150,000	157,006
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	216,688
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,013
2.750%, 4/1/23	100,000	93,250

		666,966

Health Care Providers & Services (1.5%)
Aetna, Inc.
6.000%, 6/15/16	116,000	131,384
2.750%, 11/15/22	150,000	137,227
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	47,256
Cigna Corp.
4.500%, 3/15/21	150,000	160,802
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	156,049
4.750%, 11/15/21	150,000	159,974
HCA, Inc.
6.500%, 2/15/16	4,700,000	5,052,500
6.500%, 2/15/20	2,300,000	2,475,375
7.500%, 2/15/22	3,200,000	3,524,000
McKesson Corp.
3.250%, 3/1/16	250,000	262,832
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	102,871
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	154,065
Tenet Healthcare Corp.
9.250%, 2/1/15	4,800,000	5,202,000
8.000%, 8/1/20	553,000	570,973
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	352,157
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	527,500
WellPoint, Inc.
5.250%, 1/15/16	150,000	164,081
3.125%, 5/15/22	150,000	142,138

		19,323,184

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	96,442
Life Technologies Corp.
5.000%, 1/15/21	100,000	107,476
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	103,754
3.600%, 8/15/21	50,000	48,976

		356,648

Pharmaceuticals (0.3%)
AbbVie, Inc.
2.000%, 11/6/18§	150,000	145,517
2.900%, 11/6/22§	200,000	183,977
Actavis, Inc.
3.250%, 10/1/22	150,000	140,296

AstraZeneca plc
5.900%, 9/15/17	$63,000	$72,984
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	90,107
Eli Lilly and Co.
5.200%, 3/15/17	283,000	319,831
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	49,656
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	213,892
2.800%, 3/18/23	100,000	94,724
Merck & Co., Inc.
4.750%, 3/1/15	80,000	85,565
1.300%, 5/18/18	250,000	242,604
2.400%, 9/15/22	150,000	139,416
Mylan, Inc.
1.800%, 6/24/16§	200,000	198,000
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	287,239
Pfizer, Inc.
4.650%, 3/1/18	50,000	56,594
6.200%, 3/15/19	100,000	120,318
Sanofi S.A.
1.250%, 4/10/18	250,000	241,456
4.000%, 3/29/21	75,000	79,945
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	186,764
Zoetis, Inc.
3.250%, 2/1/23§	150,000	141,767

		3,090,652

Total Health Care		24,804,297

Industrials (1.3%)
Aerospace & Defense (0.1%)
Embraer S.A.
5.150%, 6/15/22	75,000	74,385
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,540
3.875%, 7/15/21	100,000	104,848
Honeywell International, Inc.
5.400%, 3/15/16	94,000	104,481
5.300%, 3/1/18	85,000	96,942
L-3 Communications Corp.
3.950%, 11/15/16	250,000	263,770
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	160,571
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	102,160
Precision Castparts Corp.
2.500%, 1/15/23	75,000	70,108
Raytheon Co.
6.400%, 12/15/18	50,000	60,917
United Technologies Corp.
4.875%, 5/1/15	93,000	100,110
6.125%, 2/1/19	233,000	275,905
3.100%, 6/1/22	50,000	49,305

		1,514,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Air Freight & Logistics (0.0%)
FedEx Corp.
2.625%, 8/1/22	$50,000	$46,186
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	69,206
3.125%, 1/15/21	200,000	202,295

		317,687

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,375

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	92,556

Commercial Services & Supplies (0.1%)
ADT Corp.
3.500%, 7/15/22	50,000	45,874
Republic Services, Inc.
5.250%, 11/15/21	100,000	110,099
Waste Management, Inc.
7.375%, 3/11/19	152,000	182,648

		338,621

Construction & Engineering (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	143,226
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,488,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,180,000
URS Corp.
4.350%, 4/1/17§	150,000	154,913

		3,966,139

Electrical Equipment (0.0%)
Emerson Electric Co.
2.625%, 2/15/23	150,000	142,089
Roper Industries, Inc.
3.125%, 11/15/22	100,000	94,586

		236,675

Industrial Conglomerates (0.3%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,413
3.900%, 6/23/21	50,000	52,899
General Electric Co.
5.250%, 12/6/17	250,000	280,965
2.700%, 10/9/22	250,000	236,445
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	99,795
Pentair Finance S.A.
3.150%, 9/15/22	150,000	138,390
RBS Global, Inc./Rexnord LLC
8.500%, 5/1/18	2,200,000	2,321,000
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	115,605

		3,296,512

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	93,864

Deere & Co.
4.375%, 10/16/19	$150,000	$167,364
2.600%, 6/8/22	100,000	95,016
Eaton Corp.
2.750%, 11/2/22§	150,000	138,950
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,077,500
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,086,250
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	93,520

		2,752,464

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	132,522
Canadian National Railway Co.
5.550%, 5/15/18	48,000	55,329
CHC Helicopter S.A.
9.250%, 10/15/20	1,500,000	1,530,000
CSX Corp.
7.375%, 2/1/19	100,000	122,136
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	47,149
Ryder System, Inc.
3.500%, 6/1/17	100,000	104,321
Union Pacific Corp.
5.700%, 8/15/18	100,000	116,002
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	541,250

		2,648,709

Trading Companies & Distributors (0.1%)
GATX Corp.
2.375%, 7/30/18	150,000	146,820
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,112,500

		1,259,320

Total Industrials		16,478,100

Information Technology (3.2%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	135,048
4.450%, 1/15/20	250,000	277,023
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,197

		463,268

Computers & Peripherals (0.1%)
Apple, Inc.
1.000%, 5/3/18	500,000	477,300
Dell, Inc.
2.300%, 9/10/15	200,000	199,263
EMC Corp.
1.875%, 6/1/18	75,000	73,875
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	312,240
5.500%, 3/1/18	156,000	173,185
NetApp, Inc.
2.000%, 12/15/17	150,000	145,830

		1,381,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§		$200,000	$215,000

Internet Software & Services (0.1%)
CEVA Group plc
4.000%, 5/1/18§†(b)		1,400,000	1,148,000
eBay, Inc.
3.250%, 10/15/20		50,000	51,602
2.600%, 7/15/22		100,000	91,910
Google, Inc.
2.125%, 5/19/16		100,000	103,574

			1,395,086

IT Services (1.5%)
Ceridian Corp.
11.250%, 11/15/15		1,000,000	1,020,000
Computer Sciences Corp.
4.450%, 9/15/22		100,000	98,725
Fidelity National Information Services, Inc.
3.500%, 4/15/23		100,000	89,690
First Data Corp.
11.250%, 3/31/16		3,562,000	3,477,402
8.250%, 1/15/21§		4,009,000	4,089,180
12.625%, 1/15/21		4,100,000	4,320,375
8.750%, 1/15/22 PIK§		2,014,000	2,069,385
Fiserv, Inc.
6.800%, 11/20/17		100,000	116,323
4.750%, 6/15/21		100,000	104,867
International Business Machines Corp.
0.450%, 5/6/16		350,000	343,413
5.700%, 9/14/17		350,000	405,627
SRA International, Inc.
6.500%, 7/20/18		1,225,714	1,216,521
11.000%, 10/1/19		500,000	515,000
Western Union Co.
5.930%, 10/1/16		150,000	166,263

			18,032,771

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17		594,000	623,700
8.500%, 4/1/19		2,500,000	2,687,500
Xerox Corp.
4.250%, 2/15/15		200,000	208,810
4.500%, 5/15/21		150,000	154,995

			3,675,005

Semiconductors & Semiconductor Equipment (1.1%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	105,587
Freescale Semiconductor, Inc.
10.125%, 12/15/16		598,000	611,455
9.250%, 4/15/18§		3,300,000	3,531,000
10.750%, 8/1/20		3,852,000	4,198,680
5.000%, 5/15/21§		5,000,000	4,725,000
Intel Corp.
3.300%, 10/1/21		100,000	99,780
2.700%, 12/15/22		150,000	139,170

			13,410,672

Software (0.1%)
Autodesk, Inc.
1.950%, 12/15/17		$50,000	$48,560
Infor US, Inc.
9.375%, 4/1/19		400,000	433,520
Microsoft Corp.
1.625%, 9/25/15		100,000	102,190
1.000%, 5/1/18		200,000	194,078
4.000%, 2/8/21		150,000	163,079
Oracle Corp.
3.750%, 7/8/14		135,000	139,454
5.750%, 4/15/18		250,000	290,625
2.500%, 10/15/22		200,000	184,746

			1,556,252

Total Information Technology			40,129,747

Materials (1.4%)
Chemicals (0.6%)
Agrium, Inc.
3.150%, 10/1/22		50,000	46,820
Dow Chemical Co.
8.550%, 5/15/19		150,000	190,446
3.000%, 11/15/22		150,000	138,334
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	106,011
6.000%, 7/15/18		250,000	293,683
Eastman Chemical Co.
3.600%, 8/15/22		100,000	95,918
Ecolab, Inc.
3.000%, 12/8/16		250,000	260,789
INEOS Group Holdings S.A.
7.875%, 2/15/16§	EUR	2,694,628	3,516,231
Lubrizol Corp.
8.875%, 2/1/19		$55,000	72,313
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	223,500
Orion Engineered Carbons Bondco GmbH
10.000%, 6/15/18§	EUR	1,350,000	1,919,771
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		$200,000	210,547

			7,074,363

Construction Materials (0.3%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	3,135,203

Metals & Mining (0.5%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	106,770
5.400%, 4/15/21		150,000	145,560
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	106,047
Barrick Gold Corp.
2.900%, 5/30/16		100,000	98,638
2.500%, 5/1/18§		150,000	134,188
3.850%, 4/1/22		100,000	84,067
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	128,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	$50,000	$54,869
6.500%, 4/1/19	160,000	190,728
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	200,000	190,320
FMG Resources Pty Ltd.
7.000%, 11/1/15§	1,100,000	1,106,875
6.875%, 2/1/18§	1,000,000	992,500
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	100,000	97,978
3.100%, 3/15/20§	200,000	183,206
Goldcorp, Inc.
2.125%, 3/15/18	100,000	95,607
Inmet Mining Corp.
8.750%, 6/1/20§	1,800,000	1,827,000
Newmont Mining Corp.
3.500%, 3/15/22	100,000	85,310
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	129,306
Rio Tinto Finance USA plc
1.375%, 6/17/16	350,000	347,337
3.500%, 3/22/22	100,000	95,605
Teck Resources Ltd.
3.150%, 1/15/17 (b)	50,000	51,375
4.500%, 1/15/21	100,000	99,000
Vale Overseas Ltd.
6.250%, 1/11/16	150,000	165,275
4.375%, 1/11/22	150,000	142,161

		6,658,519

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19	40,000	52,203
7.500%, 8/15/21	50,000	61,152
4.750%, 2/15/22	150,000	156,761

		270,116

Total Materials		17,138,201

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.100%, 9/15/14	109,000	114,483
2.950%, 5/15/16	50,000	52,245
5.500%, 2/1/18	275,000	315,218
3.000%, 2/15/22	100,000	95,804
2.625%, 12/1/22	250,000	228,700
BellSouth Corp.
5.200%, 9/15/14	62,000	65,175
British Telecommunications plc
5.950%, 1/15/18	100,000	114,769
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	100,000	104,000
France Telecom S.A.
4.375%, 7/8/14	100,000	102,990
2.125%, 9/16/15	100,000	101,363
Frontier Communications Corp.
8.500%, 4/15/20	700,000	772,660
Qwest Corp.
6.750%, 12/1/21	100,000	112,056
Telecom Italia Capital S.A.
5.250%, 10/1/15	368,000	386,032

Telefonica Emisiones S.A.U.
4.949%, 1/15/15	$100,000	$104,260
6.421%, 6/20/16	299,000	328,497
4.570%, 4/27/23	150,000	142,820
Verizon Communications, Inc.
4.900%, 9/15/15	82,000	88,865
8.750%, 11/1/18	195,000	251,781
2.450%, 11/1/22	200,000	180,200

		3,661,918

Wireless Telecommunication Services (0.9%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	213,050
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	100,000	130,042
Cricket Communications, Inc.
7.750%, 10/15/20	2,500,000	2,398,750
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	120,356
Sprint Nextel Corp.
9.000%, 11/15/18§	3,500,000	4,086,250
7.000%, 8/15/20	1,000,000	1,051,250
11.500%, 11/15/21	2,500,000	3,387,500
Vodafone Group plc
2.875%, 3/16/16	50,000	51,795
5.450%, 6/10/19	200,000	225,333
2.950%, 2/19/23	150,000	138,225

		11,802,551

Total Telecommunication Services		15,464,469

Utilities (1.4%)
Electric Utilities (0.7%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	137,917
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	100,000	109,119
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	168,516
3.400%, 9/1/21	100,000	103,306
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	139,155
DTE Electric Co.
3.450%, 10/1/20	100,000	104,020
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	32,323
Duke Energy Corp.
2.100%, 6/15/18	250,000	248,028
5.050%, 9/15/19	165,000	182,870
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	104,224
Edison International
3.750%, 9/15/17	100,000	105,546
Entergy Corp.
4.700%, 1/15/17	200,000	212,595
5.125%, 9/15/20	50,000	52,128
FirstEnergy Corp.
2.750%, 3/15/18	250,000	242,923
Georgia Power Co.
3.000%, 4/15/16	250,000	263,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Hydro-Quebec
2.000%, 6/30/16	$150,000	$154,224
InterGen NV
7.000%, 6/30/23§	5,000,000	4,875,000
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	101,821
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	70,000	81,378
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	116,195
Northern States Power Co.
5.250%, 3/1/18	25,000	28,852
Ohio Power Co.
6.000%, 6/1/16	65,000	73,277
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	285,749
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	103,474
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	77,822
Progress Energy, Inc.
4.400%, 1/15/21	100,000	106,291
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,559
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	116,068
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	115,730
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	50,039
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,937

		8,656,095

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	92,144
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	2,500,000	2,812,500
ONEOK, Inc.
4.250%, 2/1/22	150,000	146,863

		3,051,507

Independent Power Producers & Energy Traders (0.4%)
Calpine Corp.
7.875%, 7/31/20§	720,000	777,600
7.500%, 2/15/21§	900,000	958,500
7.875%, 1/15/23§	900,000	972,000
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,908,000
PSEG Power LLC
5.500%, 12/1/15	325,000	355,550
Tennessee Valley Authority
5.500%, 7/18/17	500,000	580,694

		5,552,344

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series 05-C 5.375%, 12/15/15	85,000	93,808
Series 08-A 5.850%, 4/1/18	175,000	204,922

Consumers Energy Co.
2.850%, 5/15/22	$50,000	$48,220
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	85,209
8.875%, 1/15/19	163,000	212,701
DTE Energy Co.
6.350%, 6/1/16	60,000	68,172
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,323

		829,355

Total Utilities		18,089,301

Total Corporate Bonds		309,257,023

Government Securities (16.0%)
Foreign Governments (0.5%)
Canadian Government Bond
2.375% 9/10/14	285,000	291,676
Export-Import Bank of Korea
5.875% 1/14/15	300,000	318,876
4.000% 1/11/17	250,000	260,332
Federative Republic of Brazil
8.000% 1/15/18	296,667	335,233
5.875% 1/15/19	355,000	404,345
Japan Finance Corp.
2.500% 1/21/16	100,000	104,207
2.500% 5/18/16	200,000	209,004
Korea Development Bank
3.250% 3/9/16	200,000	205,980
Province of New Brunswick
2.750% 6/15/18	50,000	51,871
Province of Nova Scotia
5.125% 1/26/17	50,000	56,541
Province of Ontario
4.500% 2/3/15	96,000	101,967
4.750% 1/19/16	47,000	51,626
1.100% 10/25/17	500,000	490,551
2.450% 6/29/22	150,000	144,066
Province of Quebec
4.600% 5/26/15	47,000	50,495
2.625% 2/13/23	200,000	190,285
Republic of Colombia
7.375% 3/18/19	250,000	303,750
Republic of Italy
4.500% 1/21/15	129,000	134,290
4.750% 1/25/16	49,000	51,917
5.250% 9/20/16	250,000	269,487
Republic of Peru
7.125% 3/30/19	260,000	312,000
Republic of Philippines
6.500% 1/20/20	250,000	297,500
Republic of Poland
5.000% 10/19/15	33,000	35,409
6.375% 7/15/19	150,000	175,237
5.000% 3/23/22	150,000	158,837
Republic of South Africa
5.500% 3/9/20	150,000	160,687
Republic of Turkey
6.750% 4/3/18	250,000	282,500
7.500% 11/7/19	200,000	236,750
3.250% 3/23/23	250,000	219,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

United Mexican States
5.625% 1/15/17	$250,000	$277,500
5.125% 1/15/20	300,000	329,700

		6,511,681

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	100,000	96,736
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B
(Zero Coupon), 2/15/20	50,000	39,308
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650% 3/1/22	140,000	165,680
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	163,239
5.877% 3/1/19	50,000	54,659

		519,622

Supranational (0.5%)
Asian Development Bank
2.625% 2/9/15	360,000	372,655
European Bank for Reconstruction & Development
1.625% 9/3/15	100,000	102,196
1.000% 6/15/18	250,000	243,066
European Investment Bank
1.125% 8/15/14	200,000	201,469
4.625% 10/20/15	665,000	724,150
0.625% 4/15/16	500,000	496,236
2.500% 5/16/16	100,000	104,421
1.750% 3/15/17	500,000	508,300
5.125% 5/30/17	250,000	285,610
1.000% 6/15/18	250,000	239,867
4.000% 2/16/21	200,000	217,428
Inter-American Development Bank
1.375% 10/18/16	500,000	506,194
3.875% 2/14/20	150,000	166,666
International Bank for Reconstruction & Development
2.125% 3/15/16	500,000	518,278
2.125% 2/13/23	200,000	189,873
International Finance Corp.
1.125% 11/23/16	250,000	251,943
0.875% 6/15/18	250,000	241,758
Svensk Exportkredit AB
0.625% 5/31/16	250,000	247,545

		5,617,655

U.S. Government Agencies (1.8%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	204,880
Federal Home Loan Bank
0.250% 2/20/15	2,500,000	2,495,997
0.500% 11/20/15	1,500,000	1,493,529
5.250% 6/5/17	595,000	680,404
Federal Home Loan Mortgage Corp.
0.625% 12/29/14	1,800,000	1,807,792
1.750% 9/10/15	4,000,000	4,108,755
5.125% 11/17/17	1,390,000	1,611,338

4.875% 6/13/18	$409,000	$473,225
1.375% 5/1/20	700,000	661,153
2.375% 1/13/22	350,000	338,701
Federal National Mortgage Association
4.625% 10/15/14	251,000	264,807
2.625% 11/20/14	1,500,000	1,549,021
0.375% 3/16/15	1,000,000	1,000,194
0.500% 5/27/15	1,000,000	1,001,166
4.375% 10/15/15	400,000	435,566
0.650% 3/28/16	1,400,000	1,397,354
(Zero Coupon), 6/1/17	650,000	619,619
5.375% 6/12/17	2,371,000	2,746,441
0.875% 5/21/18	300,000	290,497

		23,180,439

U.S. Treasuries (13.2%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	648,636
8.125% 8/15/19	1,204,000	1,659,702
8.500% 2/15/20	592,000	842,716
U.S. Treasury Notes
0.125% 7/31/14	3,500,000	3,497,129
2.375% 8/31/14	49,000	50,228
0.250% 9/15/14	4,500,000	4,501,582
0.500% 10/15/14	4,000,000	4,014,344
2.375% 10/31/14	3,000,000	3,085,547
0.375% 11/15/14	850,000	851,717
4.250% 11/15/14	1,000,000	1,054,992
0.250% 11/30/14	5,000,000	5,001,114
0.250% 12/15/14	1,700,000	1,700,365
0.125% 12/31/14	3,000,000	2,994,563
0.250% 1/15/15	2,000,000	1,999,609
0.250% 2/15/15	1,000,000	999,414
4.000% 2/15/15	284,000	301,019
2.375% 2/28/15	1,130,000	1,169,051
0.375% 3/15/15	1,000,000	1,001,172
0.375% 4/15/15	1,600,000	1,601,413
2.500% 4/30/15	4,000,000	4,157,656
0.250% 5/15/15	2,000,000	1,996,719
4.125% 5/15/15	312,000	334,009
1.875% 6/30/15	800,000	824,006
0.250% 7/15/15	3,000,000	2,991,867
1.750% 7/31/15	900,000	925,446
1.250% 8/31/15	2,400,000	2,442,731
1.250% 9/30/15	1,500,000	1,527,281
1.250% 10/31/15	2,400,000	2,444,175
0.375% 11/15/15	1,000,000	997,766
1.375% 11/30/15	2,000,000	2,042,562
2.125% 12/31/15	2,500,000	2,600,137
0.375% 1/15/16	2,500,000	2,490,977
2.000% 1/31/16	2,600,000	2,698,028
2.125% 2/29/16	2,800,000	2,915,697
0.250% 4/15/16	2,800,000	2,773,181
0.250% 5/15/16	3,600,000	3,561,891
5.125% 5/15/16	2,500,000	2,820,058
1.500% 6/30/16	3,500,000	3,584,492
3.250% 6/30/16	685,000	737,333
4.875% 8/15/16	372,000	419,668
3.250% 12/31/16	1,500,000	1,623,164
0.875% 1/31/17	4,500,000	4,493,109
3.000% 2/28/17	840,000	902,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

3.250% 3/31/17	$3,050,000	$3,306,391
0.875% 4/30/17	1,000,000	995,039
0.750% 6/30/17	1,000,000	987,484
2.500% 6/30/17	2,000,000	2,113,110
0.500% 7/31/17	1,700,000	1,659,227
4.750% 8/15/17	3,900,000	4,476,408
0.625% 9/30/17	700,000	684,409
1.875% 9/30/17	2,250,000	2,316,797
0.750% 10/31/17	3,000,000	2,943,516
4.250% 11/15/17	730,000	825,744
0.750% 12/31/17	4,000,000	3,913,125
2.750% 12/31/17	2,500,000	2,666,191
2.625% 1/31/18	1,000,000	1,061,258
0.750% 2/28/18	1,250,000	1,219,385
2.750% 2/28/18	2,100,000	2,240,716
2.875% 3/31/18	1,600,000	1,715,937
0.625% 4/30/18	2,000,000	1,932,812
2.625% 4/30/18	1,800,000	1,909,111
1.500% 8/31/18	1,750,000	1,754,881
1.375% 9/30/18	1,500,000	1,493,438
1.250% 1/31/19	3,000,000	2,951,953
1.250% 4/30/19	1,200,000	1,175,016
3.125% 5/15/19	900,000	976,662
3.375% 11/15/19	1,065,000	1,171,866
1.000% 11/30/19	1,100,000	1,048,016
3.625% 2/15/20	695,000	775,278
3.500% 5/15/20	5,000,000	5,531,797
1.375% 5/31/20	450,000	434,289
2.625% 8/15/20	2,325,000	2,429,552
2.625% 11/15/20	600,000	625,167
3.625% 2/15/21	3,150,000	3,501,126
3.125% 5/15/21	3,000,000	3,221,414
2.125% 8/15/21	1,550,000	1,543,606
2.000% 11/15/21	3,750,000	3,685,020
2.000% 2/15/22	750,000	733,523
1.750% 5/15/22	1,150,000	1,096,552
2.000% 2/15/23	3,050,000	2,935,244
1.750% 5/15/23	1,900,000	1,779,439

		165,109,260

Total Government Securities		200,938,657

Total Long-Term Debt Securities (40.9%) (Cost $491,683,743)		512,806,971

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%*(b)	200,000	20

Total Consumer Discretionary		20

Financials (0.6%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%*§	4,046	3,845,597

Thrifts & Mortgage Finance (0.3%)
Fannie Mae
6.750%*	200,000	820,000
7.625%*	306,800	1,242,540
8.250% (l)*	149,600	680,680

Freddie Mac
8.375% (l)*	288,100	$1,339,665

		4,082,885

Total Financials		7,928,482

Information Technology (0.1%)
Internet Software & Services (0.1%)
CEVA Group plc
0.000%*†	1,439	1,241,014

Total Information Technology		1,241,014

Total Preferred Stocks (0.7%) (Cost $26,844,198)		9,169,516

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%*	29,500	1,420,720

Total Consumer Discretionary		1,420,720

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%*§	2,000	2,051,250
SandRidge Energy, Inc.
7.000%*	30,000	2,570,625

Total Energy		4,621,875

Financials (1.9%)
Commercial Banks (0.7%)
Wells Fargo & Co.
7.500%	7,000	8,358,000

Diversified Financial Services (0.7%)
Bank of America Corp.
7.250%*	8,210	9,117,205

Insurance (0.1%)
MetLife, Inc.
5.000%*	31,000	1,698,490

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%*	130,000	3,198,000

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	1,140,000

Total Financials		23,511,695

Materials (0.0%)
Metals & Mining (0.0%)
AngloGold Ashanti Holdings Finance plc
6.000%*	20,000	344,200

Total Materials		344,200

Utilities (0.1%)
Multi-Utilities (0.1%)
Dominion Resources, Inc.
6.125%, 4/1/16	12,500	627,500
6.000%, 7/1/16*	12,500	625,625

Total Utilities		1,253,125

Total Convertible Preferred Stocks (2.5%) (Cost $31,037,202)		31,151,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (2.0%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,588	$136,806
Delphi Automotive plc	3,999	202,709
Goodyear Tire & Rubber Co.*	3,389	51,818
Johnson Controls, Inc.	9,431	337,536

		728,869

Automobiles (0.1%)
Ford Motor Co.	54,125	837,314
General Motors Co.*	10,599	353,052
Harley-Davidson, Inc.	3,085	169,120

		1,359,486

Distributors (0.0%)
Genuine Parts Co.	2,134	166,601

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,739	103,757

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	6,106	209,375
Chipotle Mexican Grill, Inc.*	425	154,849
Darden Restaurants, Inc.	1,795	90,612
International Game Technology	3,584	59,889
Marriott International, Inc., Class A	3,298	133,140
McDonald’s Corp.	13,803	1,366,497
Starbucks Corp.	10,308	675,071
Starwood Hotels & Resorts Worldwide, Inc.	2,679	169,286
Wyndham Worldwide Corp.	1,876	107,363
Wynn Resorts Ltd.	1,096	140,288
Yum! Brands, Inc.	6,198	429,769

		3,536,139

Household Durables (0.0%)
D.R. Horton, Inc.	3,878	82,524
Garmin Ltd.	1,518	54,891
Harman International Industries, Inc.	940	50,948
Leggett & Platt, Inc.	1,970	61,247
Lennar Corp., Class A	2,274	81,955
Newell Rubbermaid, Inc.	3,990	104,738
PulteGroup, Inc.*	4,713	89,406
Whirlpool Corp.	1,090	124,652

		650,361

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	5,015	1,392,615
Expedia, Inc.	1,279	76,932
Netflix, Inc.*	774	163,384
priceline.com, Inc.*	710	587,262
TripAdvisor, Inc.*	1,516	92,279

		2,312,472

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,586	71,100
Mattel, Inc.	4,755	215,449

		286,549

Media (0.6%)
Cablevision Systems Corp. - New York Group, Class A	2,946	$49,552
CBS Corp., Class B	7,856	383,923
Comcast Corp., Class A	36,251	1,518,192
Dex Media, Inc.*	23,148	406,710
DIRECTV*	7,690	473,858
Discovery Communications, Inc., Class A*	3,368	260,043
Gannett Co., Inc.	3,166	77,440
Interpublic Group of Cos., Inc.	5,898	85,816
News Corp., Class A	27,405	893,403
Omnicom Group, Inc.	3,560	223,817
Scripps Networks Interactive, Inc., Class A	1,166	77,842
Time Warner Cable, Inc.	4,006	450,595
Time Warner, Inc.	12,838	742,293
Viacom, Inc., Class B	6,142	417,963
Walt Disney Co.	24,796	1,565,868
Washington Post Co., Class B	64	30,961

		7,658,276

Multiline Retail (0.2%)
Dollar General Corp.*	4,153	209,436
Dollar Tree, Inc.*	3,081	156,638
Family Dollar Stores, Inc.	1,310	81,626
J.C. Penney Co., Inc.*	1,997	34,109
Kohl’s Corp.	2,805	141,680
Macy’s, Inc.	5,282	253,536
Nordstrom, Inc.	2,039	122,218
Target Corp.	18,835	1,296,978

		2,296,221

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	1,087	49,187
AutoNation, Inc.*	527	22,866
AutoZone, Inc.*	502	212,692
Bed Bath & Beyond, Inc.*	3,009	213,338
Best Buy Co., Inc.	3,696	101,012
CarMax, Inc.*	3,091	142,681
GameStop Corp., Class A	1,645	69,139
Gap, Inc.	3,992	166,586
Home Depot, Inc.	20,112	1,558,077
L Brands, Inc.	3,307	162,870
Lowe’s Cos., Inc.	14,765	603,888
O’Reilly Automotive, Inc.*	1,520	171,182
PetSmart, Inc.	1,422	95,260
Ross Stores, Inc.	3,026	196,115
Staples, Inc.	9,139	144,945
Tiffany & Co.	1,654	120,477
TJX Cos., Inc.	9,909	496,045
Urban Outfitters, Inc.**	1,512	60,813

		4,587,173

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,873	221,110
Fossil Group, Inc.*	727	75,106
NIKE, Inc., Class B	9,964	634,508
PVH Corp.	1,116	139,556
Ralph Lauren Corp.	841	146,115
VF Corp.	1,206	232,830

		1,449,225

Total Consumer Discretionary		25,135,129

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.2%)
Beverages (0.7%)
Beam, Inc.	2,218	$139,978
Brown-Forman Corp., Class B	2,083	140,707
Coca-Cola Co.	52,735	2,115,201
Coca-Cola Enterprises, Inc.	3,546	124,677
Constellation Brands, Inc., Class A*	2,122	110,599
Dr. Pepper Snapple Group, Inc.	2,818	129,431
Molson Coors Brewing Co., Class B	2,162	103,473
Monster Beverage Corp.*	1,995	121,236
PepsiCo, Inc.	71,291	5,830,891

		8,816,193

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	6,012	664,747
CVS Caremark Corp.	16,857	963,883
Kroger Co.	7,160	247,306
Safeway, Inc.	93,637	2,215,451
Sysco Corp.	8,171	279,121
Walgreen Co.	11,871	524,698
Wal-Mart Stores, Inc.	22,556	1,680,197
Whole Foods Market, Inc.	4,749	244,479

		6,819,882

Food Products (0.3%)
Archer-Daniels-Midland Co.	9,060	307,225
Campbell Soup Co.	2,459	110,139
ConAgra Foods, Inc.	5,739	200,463
General Mills, Inc.	8,880	430,946
Hershey Co.	2,062	184,095
Hormel Foods Corp.	1,858	71,682
J.M. Smucker Co.	1,472	151,837
Kellogg Co.	3,494	224,420
Kraft Foods Group, Inc.	8,185	457,296
McCormick & Co., Inc. (Non-Voting)	1,812	127,492
Mead Johnson Nutrition Co.	2,782	220,418
Mondelez International, Inc., Class A	24,568	700,925
Tyson Foods, Inc., Class A	3,902	100,203

		3,287,141

Household Products (0.3%)
Clorox Co.	1,813	150,733
Colgate-Palmolive Co.	12,076	691,834
Kimberly-Clark Corp.	5,295	514,356
Procter & Gamble Co.	37,735	2,905,218

		4,262,141

Personal Products (0.0%)
Avon Products, Inc.	5,949	125,108
Estee Lauder Cos., Inc., Class A	3,311	217,764

		342,872

Tobacco (0.3%)
Altria Group, Inc.	27,655	967,648
Lorillard, Inc.	5,210	227,573
Philip Morris International, Inc.	22,518	1,950,509
Reynolds American, Inc.	4,383	212,006

		3,357,736

Total Consumer Staples		26,885,965

Energy (6.8%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	54,890	$2,532,075
Cameron International Corp.*	3,420	209,167
Diamond Offshore Drilling, Inc.	953	65,557
Ensco plc, Class A	3,207	186,391
FMC Technologies, Inc.*	3,257	181,350
Halliburton Co.	124,732	5,203,819
Helmerich & Payne, Inc.	1,473	91,989
Nabors Industries Ltd.	4,067	62,266
National Oilwell Varco, Inc.	5,883	405,339
Noble Corp.	3,478	130,703
Rowan Cos., plc, Class A*	1,696	57,783
Schlumberger Ltd.	75,804	5,432,114
Transocean Ltd.	40,500	1,941,975
Weatherford International Ltd.*	100,000	1,370,000

		17,870,528

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	32,404	2,784,476
Apache Corp.	5,395	452,263
BP plc (ADR)	245,300	10,238,822
Cabot Oil & Gas Corp.	2,904	206,242
Callon Petroleum Co.*	150,000	505,500
Canadian Oil Sands Ltd.	250,000	4,628,221
Chesapeake Energy Corp.	55,351	1,128,053
Chevron Corp.	72,996	8,638,347
ConocoPhillips Co.	16,834	1,018,457
CONSOL Energy, Inc.	3,139	85,067
Denbury Resources, Inc.*	5,128	88,817
Devon Energy Corp.	15,205	788,835
EOG Resources, Inc.	3,746	493,273
EQT Corp.	2,068	164,137
Exxon Mobil Corp.	127,208	11,493,243
Hess Corp.	4,112	273,407
Kinder Morgan, Inc.	8,699	331,867
Marathon Oil Corp.	9,759	337,466
Marathon Petroleum Corp.	4,471	317,709
Murphy Oil Corp.	2,503	152,408
Newfield Exploration Co.*	1,853	44,268
Noble Energy, Inc.	4,949	297,138
Occidental Petroleum Corp.	11,092	989,739
Peabody Energy Corp.	71,718	1,049,952
Phillips 66	8,520	501,913
Pioneer Natural Resources Co.	1,880	272,130
QEP Resources, Inc.	2,483	68,978
Range Resources Corp.	2,249	173,893
Royal Dutch Shell plc (ADR), Class A	198,800	12,683,440
Southwestern Energy Co.*	4,848	177,097
Spectra Energy Corp.	59,214	2,040,515
Tesoro Corp.	1,869	97,786
Total S.A. (ADR)	35,000	1,704,500
Valero Energy Corp.	7,508	261,053
Williams Cos., Inc.	79,799	2,591,074
WPX Energy, Inc.*	2,776	52,577

		67,132,663

Total Energy		85,003,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (5.4%)
Capital Markets (0.6%)
Ameriprise Financial, Inc.	2,774	$224,361
Bank of New York Mellon Corp.	15,962	447,734
BlackRock, Inc.	14,619	3,754,890
Charles Schwab Corp.	15,156	321,762
E*TRADE Financial Corp.*	3,949	49,994
Franklin Resources, Inc.	1,904	258,982
Goldman Sachs Group, Inc.	5,934	897,518
Invesco Ltd.	6,122	194,680
Legg Mason, Inc.	1,534	47,569
Morgan Stanley	18,893	461,556
Northern Trust Corp.	2,989	173,063
State Street Corp.	6,275	409,193
T. Rowe Price Group, Inc.	3,571	261,219

		7,502,521

Commercial Banks (1.7%)
Barclays plc	300,000	1,270,526
BB&T Corp.	9,661	327,315
Comerica, Inc.	2,575	102,562
Fifth Third Bancorp	12,020	216,961
HSBC Holdings plc	500,000	5,186,439
Huntington Bancshares, Inc./Ohio	11,517	90,754
KeyCorp	12,670	139,877
M&T Bank Corp.	1,689	188,746
PNC Financial Services Group, Inc.	7,258	529,253
Regions Financial Corp.	19,422	185,092
SunTrust Banks, Inc.	7,420	234,249
U.S. Bancorp/Minnesota	25,465	920,560
Wells Fargo & Co.	288,193	11,893,725
Zions Bancorp	2,531	73,095

		21,359,154

Consumer Finance (0.2%)
American Express Co.	13,159	983,767
Capital One Financial Corp.	8,043	505,181
Discover Financial Services	6,752	321,665
SLM Corp.	6,115	139,789

		1,950,402

Diversified Financial Services (1.7%)
Bank of America Corp.	598,423	7,695,720
Citigroup, Inc.	41,895	2,009,703
CME Group, Inc./Illinois	4,229	321,319
IntercontinentalExchange, Inc.*	1,001	177,938
JPMorgan Chase & Co.	202,038	10,665,586
Leucadia National Corp.	4,062	106,506
McGraw Hill Financial, Inc.	3,773	200,686
Moody’s Corp.	2,676	163,049
NASDAQ OMX Group, Inc.	1,606	52,661
NYSE Euronext	3,351	138,731

		21,531,899

Insurance (0.8%)
ACE Ltd.	4,684	419,124
Aflac, Inc.	6,420	373,130
Allstate Corp.	6,452	310,470

American International Group, Inc.*	20,326	$908,572
Aon plc	4,256	273,874
Assurant, Inc.	1,055	53,710
Berkshire Hathaway, Inc., Class B*	25,117	2,811,095
Chubb Corp.	3,568	302,031
Cincinnati Financial Corp.	2,019	92,672
Genworth Financial, Inc., Class A*	6,776	77,314
Hartford Financial Services Group, Inc.	6,277	194,085
Lincoln National Corp.	3,696	134,793
Loews Corp.	4,219	187,324
Marsh & McLennan Cos., Inc.	7,579	302,554
MetLife, Inc.	15,076	689,878
Principal Financial Group, Inc.	3,788	141,861
Progressive Corp.	7,646	194,361
Prudential Financial, Inc.	6,416	468,560
QBE Insurance Group Ltd.	80,000	1,104,045
Torchmark Corp.	1,268	82,597
Travelers Cos., Inc.	5,179	413,906
Unum Group	3,670	107,788
XL Group plc	3,988	120,916

		9,764,660

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	5,445	398,411
Apartment Investment & Management Co. (REIT), Class A	2,022	60,741
AvalonBay Communities, Inc. (REIT)	1,674	225,839
Boston Properties, Inc. (REIT)	2,092	220,643
Equity Residential (REIT)	4,405	255,754
HCP, Inc. (REIT)	6,257	284,318
Health Care REIT, Inc. (REIT)	3,916	262,489
Host Hotels & Resorts, Inc. (REIT)	10,253	172,968
Kimco Realty Corp. (REIT)	5,648	121,037
Macerich Co. (REIT)	1,901	115,904
Plum Creek Timber Co., Inc. (REIT)	2,251	105,054
Prologis, Inc. (REIT)	6,860	258,759
Public Storage (REIT)	1,989	304,973
Simon Property Group, Inc. (REIT)	4,280	675,898
Ventas, Inc. (REIT)	4,036	280,341
Vornado Realty Trust (REIT)	2,342	194,035
Westfield Retail Trust (REIT)	454,500	1,288,555
Weyerhaeuser Co. (REIT)	7,942	226,268

		5,451,987

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,178	97,598

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,490	59,448
People’s United Financial, Inc.	4,650	69,285

		128,733

Total Financials		67,786,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (5.3%)
Biotechnology (0.3%)
Alexion Pharmaceuticals, Inc.*	2,692	$248,310
Amgen, Inc.	10,326	1,018,763
Biogen Idec, Inc.*	3,268	703,274
Celgene Corp.*	5,742	671,297
Gilead Sciences, Inc.*	21,001	1,075,461
Regeneron Pharmaceuticals, Inc.*	1,053	236,799

		3,953,904

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	21,462	748,595
Baxter International, Inc.	7,461	516,824
Becton, Dickinson and Co.	2,674	264,271
Boston Scientific Corp.*	18,536	171,829
C.R. Bard, Inc.	1,030	111,940
CareFusion Corp.*	3,026	111,508
Covidien plc	6,480	407,203
DENTSPLY International, Inc.	1,962	80,364
Edwards Lifesciences Corp.*	1,552	104,294
Intuitive Surgical, Inc.*	553	280,139
Medtronic, Inc.	13,924	716,668
St. Jude Medical, Inc.	3,897	177,820
Stryker Corp.	3,956	255,874
Varian Medical Systems, Inc.*	1,495	100,838
Zimmer Holdings, Inc.	2,313	173,336

		4,221,503

Health Care Providers & Services (0.3%)
Aetna, Inc.	5,207	330,853
AmerisourceBergen Corp.	3,179	177,483
Cardinal Health, Inc.	4,706	222,123
Cigna Corp.	3,929	284,813
DaVita HealthCare Partners, Inc.*	1,167	140,974
Express Scripts Holding Co.*	11,241	693,457
Humana, Inc.	2,168	182,936
Laboratory Corp. of America Holdings*	1,278	127,928
McKesson Corp.	3,120	357,240
Patterson Cos., Inc.	1,148	43,165
Quest Diagnostics, Inc.	2,184	132,416
Tenet Healthcare Corp.*	1,432	66,015
UnitedHealth Group, Inc.	14,043	919,536
WellPoint, Inc.	4,135	338,408

		4,017,347

Health Care Technology (0.0%)
Cerner Corp.*	2,013	193,429

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,736	202,511
Life Technologies Corp.*	2,370	175,404
PerkinElmer, Inc.	1,540	50,050
Thermo Fisher Scientific, Inc.	4,942	418,242
Waters Corp.*	1,184	118,459

		964,666

Pharmaceuticals (4.2%)
AbbVie, Inc.	21,805	901,419
Actavis, Inc.*	1,755	221,516

Allergan, Inc.	4,081	$343,783
Bristol-Myers Squibb Co.	22,615	1,010,664
Eli Lilly and Co.	13,649	670,439
Forest Laboratories, Inc.*	3,220	132,020
Hospira, Inc.*	2,266	86,811
Johnson & Johnson	138,673	11,906,464
Merck & Co., Inc.	316,374	14,695,572
Mylan, Inc.*	5,246	162,783
Perrigo Co.	1,219	147,499
Pfizer, Inc.	366,936	10,277,877
Roche Holding AG	33,700	8,384,416
Sanofi S.A. (ADR)	75,000	3,863,250
Zoetis, Inc.	6,802	210,104

		53,014,617

Total Health Care		66,365,466

Industrials (3.2%)
Aerospace & Defense (0.8%)
Boeing Co.	9,401	963,039
General Dynamics Corp.	4,576	358,438
Honeywell International, Inc.	10,832	859,411
L-3 Communications Holdings, Inc.	1,234	105,803
Lockheed Martin Corp.	33,661	3,650,872
Northrop Grumman Corp.	3,238	268,107
Precision Castparts Corp.	2,016	455,636
Raytheon Co.	37,568	2,483,996
Rockwell Collins, Inc.	1,875	118,894
Textron, Inc.	3,825	99,641
United Technologies Corp.	11,644	1,082,193

		10,446,030

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	2,211	124,502
Expeditors International of Washington, Inc.	2,836	107,796
FedEx Corp.	4,057	399,939
United Parcel Service, Inc., Class B	9,782	845,947

		1,478,184

Airlines (0.0%)
Southwest Airlines Co.	9,967	128,475

Building Products (0.0%)
Masco Corp.	4,929	96,066

Commercial Services & Supplies (0.5%)
ADT Corp.*	3,012	120,028
Avery Dennison Corp.	1,375	58,795
Cintas Corp.	1,441	65,623
Iron Mountain, Inc.	2,312	61,522
Pitney Bowes, Inc.	2,766	40,605
Republic Services, Inc.	46,790	1,588,053
Stericycle, Inc.*	1,190	131,412
Tyco International Ltd.	6,379	210,188
Waste Management, Inc.	98,544	3,974,279

		6,250,505

Construction & Engineering (0.0%)
Fluor Corp.	2,248	133,329
Jacobs Engineering Group, Inc.*	1,809	99,730
Quanta Services, Inc.*	2,945	77,925

		310,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.1%)
Eaton Corp. plc	6,514	$428,686
Emerson Electric Co.	9,894	539,619
Rockwell Automation, Inc.	1,920	159,629
Roper Industries, Inc.	1,367	169,809

		1,297,743

Industrial Conglomerates (1.2%)
3M Co.	8,743	956,047
Danaher Corp.	8,011	507,096
General Electric Co.	568,363	13,180,338

		14,643,481

Machinery (0.3%)
Caterpillar, Inc.	9,052	746,700
Cummins, Inc.	2,427	263,232
Deere & Co.	5,338	433,713
Dover Corp.	2,355	182,889
Flowserve Corp.	1,962	105,968
Illinois Tool Works, Inc.	5,704	394,546
Ingersoll-Rand plc	3,827	212,475
Joy Global, Inc.	1,463	70,999
PACCAR, Inc.	4,873	261,485
Pall Corp.	1,536	102,036
Parker Hannifin Corp.	2,060	196,524
Pentair Ltd. (Registered)	2,812	162,224
Snap-on, Inc.	801	71,593
Stanley Black & Decker, Inc.	2,229	172,302
Xylem, Inc.	2,533	68,239

		3,444,925

Professional Services (0.0%)
Dun & Bradstreet Corp.	550	53,598
Equifax, Inc.	1,654	97,470
Robert Half International, Inc.	1,908	63,403

		214,471

Road & Rail (0.2%)
CSX Corp.	14,070	326,283
Kansas City Southern	1,521	161,165
Norfolk Southern Corp.	4,339	315,229
Ryder System, Inc.	720	43,769
Union Pacific Corp.	6,426	991,403

		1,837,849

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,725	170,791
W.W. Grainger, Inc.	823	207,544

		378,335

Total Industrials		40,527,048

Information Technology (4.5%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	191,281	4,650,041
F5 Networks, Inc.*	1,079	74,235
Harris Corp.	1,508	74,269
JDS Uniphase Corp.*	3,242	46,620
Juniper Networks, Inc.*	6,969	134,572
Motorola Solutions, Inc.	3,740	215,910
QUALCOMM, Inc.	23,789	1,453,032

		6,648,679

Computers & Peripherals (0.7%)
Apple, Inc.	16,923	$6,702,862
Dell, Inc.	20,207	269,763
EMC Corp.	28,943	683,634
Hewlett-Packard Co.	26,551	658,465
NetApp, Inc.*	4,950	187,011
SanDisk Corp.*	3,350	204,685
Seagate Technology plc	4,386	196,624
Western Digital Corp.	2,929	181,862

		9,084,906

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,198	171,312
Corning, Inc.	20,309	288,997
FLIR Systems, Inc.	1,952	52,646
Jabil Circuit, Inc.	2,551	51,990
Molex, Inc.	1,907	55,951
TE Connectivity Ltd.	5,719	260,443

		881,339

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,455	104,460
CEVA Group plc*†	1,065	910,195
eBay, Inc.*	16,081	831,709
Google, Inc., Class A*	3,700	3,257,369
VeriSign, Inc.*	2,072	92,536
Yahoo!, Inc.*	13,116	329,343

		5,525,612

IT Services (0.6%)
Accenture plc, Class A	8,950	644,042
Automatic Data Processing, Inc.	6,681	460,054
Cognizant Technology Solutions Corp., Class A*	4,145	259,518
Computer Sciences Corp.	2,068	90,516
Fidelity National Information Services, Inc.	4,027	172,517
Fiserv, Inc.*	1,838	160,660
International Business Machines Corp.	14,350	2,742,428
Mastercard, Inc., Class A	1,440	827,280
Paychex, Inc.	4,466	163,098
SAIC, Inc.	3,948	54,996
Teradata Corp.*	2,249	112,967
Total System Services, Inc.	2,208	54,052
Visa, Inc., Class A	6,978	1,275,229
Western Union Co.	7,669	131,217

		7,148,574

Office Electronics (0.0%)
Xerox Corp.	16,913	153,401

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	8,285	33,803
Altera Corp.	4,397	145,057
Analog Devices, Inc.	4,243	191,190
Applied Materials, Inc.	16,544	246,671
Broadcom Corp., Class A	64,533	2,178,634
First Solar, Inc.*	915	40,928
Intel Corp.	409,041	9,906,973
KLA-Tencor Corp.	2,287	127,454
Lam Research Corp.*	2,250	99,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Linear Technology Corp.	3,201	$117,925
LSI Corp.*	7,533	53,786
Microchip Technology, Inc.	2,714	101,096
Micron Technology, Inc.*	14,182	203,228
NVIDIA Corp.	7,939	111,384
Teradyne, Inc.*	2,649	46,543
Texas Instruments, Inc.	73,271	2,554,960
Xilinx, Inc.	3,633	143,903

		16,303,300

Software (0.9%)
Adobe Systems, Inc.*	6,911	314,865
Autodesk, Inc.*	3,094	105,010
BMC Software, Inc.*	1,828	82,516
CA, Inc.	4,551	130,295
Citrix Systems, Inc.*	2,584	155,893
Electronic Arts, Inc.*	4,167	95,716
Intuit, Inc.	3,844	234,599
Microsoft Corp.	192,480	6,646,334
Oracle Corp.	79,487	2,441,841
Red Hat, Inc.*	2,610	124,810
Salesforce.com, Inc.*	7,472	285,281
Symantec Corp.	9,591	215,510

		10,832,670

Total Information Technology		56,578,481

Materials (4.5%)
Chemicals (2.4%)
Agrium, Inc.	55,000	4,782,800
Air Products and Chemicals, Inc.	2,868	262,623
Airgas, Inc.	907	86,582
CF Industries Holdings, Inc.	816	139,944
Dow Chemical Co.	276,454	8,893,525
E.I. du Pont de Nemours & Co.	105,773	5,553,083
Eastman Chemical Co.	2,134	149,401
Ecolab, Inc.	3,668	312,477
FMC Corp.	1,874	114,427
International Flavors & Fragrances, Inc.	1,126	84,630
LyondellBasell Industries N.V., Class A	105,450	6,987,117
Monsanto Co.	7,349	726,081
Mosaic Co.	3,811	205,070
PPG Industries, Inc.	1,964	287,549
Praxair, Inc.	4,071	468,816
Sherwin-Williams Co.	1,179	208,212
Sigma-Aldrich Corp.	1,662	133,558

		29,395,895

Construction Materials (0.0%)
Vulcan Materials Co.	1,787	86,509

Containers & Packaging (0.0%)
Ball Corp.	2,052	85,240
Bemis Co., Inc.	1,423	55,696
MeadWestvaco Corp.	2,436	83,092
Owens-Illinois, Inc.*	2,266	62,972
Sealed Air Corp.	2,704	64,761

		351,761

Metals & Mining (2.1%)
Alcoa, Inc.	14,685	$114,837
Allegheny Technologies, Inc.	1,499	39,439
Barrick Gold Corp.	129,600	2,039,904
BHP Billiton plc	191,200	4,891,351
Cliffs Natural Resources, Inc.	2,134	34,677
Freeport-McMoRan Copper & Gold, Inc.	233,294	6,441,247
Goldcorp, Inc.	85,100	2,104,523
Newmont Mining Corp.	134,655	4,032,917
Nucor Corp.	4,381	189,785
Rio Tinto plc (ADR)	150,000	6,162,000
United States Steel Corp.	1,959	34,341

		26,085,021

Paper & Forest Products (0.0%)
International Paper Co.	6,125	271,399

Total Materials		56,190,585

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	299,072	10,587,149
CenturyLink, Inc.	58,385	2,063,910
France Telecom S.A.	37,400	353,819
Frontier Communications Corp.	93,633	379,213
Telstra Corp., Ltd.	800,000	3,489,922
Verizon Communications, Inc.	39,392	1,982,993
Vivendi S.A.	51,666	978,503
Windstream Corp.	8,142	62,775

		19,898,284

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	4,030	291,732
Sprint Nextel Corp.*	41,552	291,695
Vodafone Group plc	2,200,000	6,285,630

		6,869,057

Total Telecommunication Services		26,767,341

Utilities (6.9%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	106,692	4,777,668
Duke Energy Corp.	137,208	9,261,540
Edison International	4,492	216,335
Entergy Corp.	62,453	4,351,725
Exelon Corp.	181,783	5,613,459
FirstEnergy Corp.	85,762	3,202,353
NextEra Energy, Inc.	96,276	7,844,568
Northeast Utilities	4,335	182,157
Pepco Holdings, Inc.	3,423	69,008
Pinnacle West Capital Corp.	1,514	83,981
PPL Corp.	108,755	3,290,926
Southern Co.	147,384	6,504,056
Xcel Energy, Inc.	156,846	4,445,016

		49,842,792

Gas Utilities (0.1%)
AGL Resources, Inc.	41,631	1,784,305
ONEOK, Inc.	2,847	117,609

		1,901,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	8,560	$102,634
Dynegy, Inc.*	196,583	4,432,947
NRG Energy, Inc.	4,448	118,762

		4,654,343

Multi-Utilities (2.4%)
Ameren Corp.	3,343	115,133
CenterPoint Energy, Inc.	5,882	138,168
CMS Energy Corp.	3,656	99,333
Consolidated Edison, Inc.	4,034	235,223
Dominion Resources, Inc.	94,253	5,355,455
DTE Energy Co.	2,395	160,489
Integrys Energy Group, Inc.	1,089	63,739
NiSource, Inc.	4,312	123,496
PG&E Corp.	189,288	8,656,140
Public Service Enterprise Group, Inc.	171,972	5,616,606
SCANA Corp.	1,921	94,321
Sempra Energy	83,107	6,794,828
TECO Energy, Inc.	152,838	2,627,285
Wisconsin Energy Corp.	3,147	128,996

		30,209,212

Total Utilities		86,608,261

Total Common Stocks (42.9%) (Cost $445,878,730)		537,848,421

WARRANTS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co., Class A, expiring 7/10/16*	18,532	444,768
General Motors Co., Class B, expiring 7/10/19*	18,532	302,998

		747,766

Total Consumer Discretionary		747,766

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., expiring 10/2/17*	13,973	$25,850

Total Utilities		25,850

Total Warrants (0.0%) (Cost $663,552)		773,616

Total Investments (87.0%) (Cost $996,107,425)		1,091,750,139
Other Assets Less Liabilities (13.0%)		162,837,334

Net Assets (100%)		$1,254,587,473

*	Non-income producing.
†	Securities (totaling $3,299,209 or 0.3% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $72,470,640 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.

Glossary:

ADR	— American Depositary Receipt
EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,557	September-13	$126,202,394	$124,505,505	$(1,696,889)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,135,129	$—	$—	$25,135,129
Consumer Staples	26,885,965	—	—	26,885,965
Energy	85,003,191	—	—	85,003,191
Financials	58,937,389	8,849,565	—	67,786,954
Health Care	57,981,050	8,384,416	—	66,365,466
Industrials	40,527,048	—	—	40,527,048
Information Technology	55,668,286	—	910,195	56,578,481
Materials	51,299,234	4,891,351	—	56,190,585
Telecommunication Services	15,659,467	11,107,874	—	26,767,341
Utilities	86,608,261	—	—	86,608,261
Convertible Bonds
Materials	—	2,611,291	—	2,611,291
Convertible Preferred Stocks
Consumer Discretionary	1,420,720	—	—	1,420,720
Energy	—	4,621,875	—	4,621,875
Financials	22,371,695	1,140,000	—	23,511,695
Materials	344,200	—	—	344,200
Utilities	1,253,125	—	—	1,253,125
Corporate Bonds
Consumer Discretionary	—	52,108,719	—	52,108,719
Consumer Staples	—	17,485,966	—	17,485,966
Energy	—	48,269,557	—	48,269,557
Financials	—	59,288,666	—	59,288,666
Health Care	—	24,804,297	—	24,804,297
Industrials	—	16,478,100	—	16,478,100
Information Technology	—	38,981,747	1,148,000	40,129,747
Materials	—	17,138,201	—	17,138,201
Telecommunication Services	—	15,464,469	—	15,464,469
Utilities	—	18,089,301	—	18,089,301
Government Securities
Foreign Governments	—	6,511,681	—	6,511,681
Municipal Bonds	—	519,622	—	519,622
Supranational	—	5,617,655	—	5,617,655
U.S. Government Agencies	—	23,180,439	—	23,180,439
U.S. Treasuries	—	165,109,260	—	165,109,260
Preferred Stocks
Consumer Discretionary	—	—	20	20
Financials	4,082,885	3,845,597	—	7,928,482
Information Technology	—	—	1,241,014	1,241,014
Warrants
Consumer Discretionary	747,766	—	—	747,766
Utilities	25,850	—	—	25,850

Total Assets	$533,951,261	$554,499,649	$3,299,229	$1,091,750,139

Liabilities:
Futures	$(1,696,889)	$—	$—	$(1,696,889)

Total Liabilities	$(1,696,889)	$—	$—	$(1,696,889)

Total	$532,254,372	$554,499,649	$3,299,229	$1,090,053,250

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,696,889	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,696,889)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,721,137	—	—	14,721,137
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,721,137	$—	$—	$14,721,137

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,469,011)	—	—	(1,469,011)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,469,011)	$—	$—	$(1,469,011)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $112,506,000 during six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(568,411)	$568,411	$—

Investment security transactions for six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,790,094
Long-term U.S. government debt securities	28,650,416

$148,440,510

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$100,558,100
Long-term U.S. government debt securities	25,252,278

$125,810,378

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,513,378
Aggregate gross unrealized depreciation	(77,368,643)

Net unrealized appreciation	$94,144,735

Federal income tax cost of investments	$997,605,404

The Portfolio has a net capital loss carryforward of $158,984,435, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $996,107,425)	$1,091,750,139
Cash	158,662,241
Foreign cash (Cost $2,187,421)	2,158,568
Cash held as collateral at broker	5,872,400
Dividends, interest and other receivables	7,548,804
Receivable for securities sold	1,559,243
Receivable from Separate Accounts for Trust shares sold	309,555
Other assets	16,728

Total assets	1,267,877,678

LIABILITIES
Payable for securities purchased	7,988,038
Payable to Separate Accounts for Trust shares redeemed	3,588,065
Investment management fees payable	665,360
Due to broker for futures variation margin	568,411
Administrative fees payable	166,280
Distribution fees payable - Class IB	161,349
Trustees’ fees payable	637
Distribution fees payable - Class IA	503
Accrued expenses	151,562

Total liabilities	13,290,205

NET ASSETS	$1,254,587,473

Net assets were comprised of:
Paid in capital	$1,338,181,775
Accumulated undistributed net investment income (loss)	16,209,888
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(193,711,485)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	93,907,295

Net assets	$1,254,587,473

Class IA
Net asset value, offering and redemption price per share, $2,477,490 / 264,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

Class IB
Net asset value, offering and redemption price per share, $779,247,094 / 83,160,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

Class K
Net asset value, offering and redemption price per share, $472,862,889 / 50,417,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$13,259,517
Dividends (net of $117,275 foreign withholding tax)	8,968,791

Total income	22,228,308

EXPENSES
Investment management fees	3,889,170
Administrative fees	973,040
Distribution fees - Class IB	940,004
Printing and mailing expenses	66,065
Professional fees	36,767
Custodian fees	27,781
Trustees’ fees	16,572
Distribution fees - Class IA	2,796
Miscellaneous	25,315

Gross expenses	5,977,510

Less: Fees paid indirectly	(510)

Net expenses	5,977,000

NET INVESTMENT INCOME (LOSS)	16,251,308

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,689,976
Futures	14,721,137
Foreign currency transactions	23,460

Net realized gain (loss)	20,434,573

Change in unrealized appreciation (depreciation) on:
Securities	23,052,549
Futures	(1,469,011)
Foreign currency translations	(50,957)

Net change in unrealized appreciation (depreciation)	21,532,581

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,967,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,218,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,251,308	$35,064,646
Net realized gain (loss) on investments, futures and foreign currency transactions	20,434,573	(416,920)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	21,532,581	83,334,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,218,462	117,981,933

DIVIDENDS:
Dividends from net investment income
Class IA	—	(61,669)
Class IB	—	(22,010,074)
Class K	—	(14,432,680)

TOTAL DIVIDENDS	—	(36,504,423)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 56,244 and 140,012 shares, respectively ]	525,658	1,250,508
Capital shares issued in reinvestment of dividends [ 0 and 6,913 shares, respectively ]	—	61,669
Capital shares repurchased [ (19,992) and (45,367) shares, respectively ]	(185,075)	(400,213)

Total Class IA transactions	340,583	911,964

Class IB
Capital shares sold [ 9,670,289 and 14,844,285 shares, respectively ]	90,866,761	130,433,534
Capital shares issued in reinvestment of dividends [ 0 and 2,466,663 shares, respectively ]	—	22,010,074
Capital shares repurchased [ (7,291,686) and (10,633,288) shares, respectively ]	(67,876,602)	(93,628,749)

Total Class IB transactions	22,990,159	58,814,859

Class K
Capital shares sold [ 3,266,524 and 1,751,874 shares, respectively ]	30,820,229	15,385,363
Capital shares issued in reinvestment of dividends [ 0 and 1,618,127 shares, respectively ]	—	14,432,680
Capital shares repurchased [ (1,871,216) and (5,196,369) shares, respectively ]	(17,401,130)	(45,931,238)

Total Class K transactions	13,419,099	(16,113,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,749,841	43,613,628

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,968,303	125,091,138
NET ASSETS:
Beginning of period	1,159,619,170	1,034,528,032

End of period (a)	$1,254,587,473	$1,159,619,170

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,209,888	$(41,420)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.92	$8.27	$8.57	$7.94	$6.40	$10.28

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.27 (e)	0.31 (e)	0.31 (e)	0.36 (e)	0.64 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.33	0.66	(0.29)	0.60	1.62	(3.93)

Total from investment operations	0.45	0.93	0.02	0.91	1.98	(3.29)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.32)	(0.28)	(0.44)	(0.59)

Net asset value, end of period	$9.37	$8.92	$8.27	$8.57	$7.94	$6.40

Total return (b)	5.04%	11.25%	0.31%	11.55%	30.97%	(31.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,477	$2,035	$1,047	$483,418	$463,554	$363,213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.08%	1.09%	0.83%	0.83%	0.91%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.09%	0.83%	0.83%	0.84%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	1.08%	1.09%	0.83%	0.84%	0.91%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.58%	3.04%	3.46%	3.72%	5.02%	7.22%
After waivers, reimbursements and fees paid indirectly (a)	2.58%	3.04%	3.46%	3.72%	5.09%	7.22%
Before waivers, reimbursements and fees paid indirectly (a)	2.58%	3.04%	3.46%	3.71%	5.02%	7.22%
Portfolio turnover rate	12%	26%	43%	77%	106%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$8.92	$8.27	$8.57	$7.94	$6.40		$10.28

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.27 (e)	0.28 (e)	0.28 (e)	0.34	(e)	0.61	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.33	0.66	(0.28)	0.61	1.62		(3.92)

Total from investment operations	0.45	0.93	— #	0.89	1.96		(3.31)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.30)	(0.26)	(0.42)		(0.57)

Net asset value, end of period	$9.37	$8.92	$8.27	$8.57	$7.94		$6.40

Total return (b)	5.04%	11.25%	0.06%	11.27%	30.62%		(31.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$779,247	$720,497	$612,978	$642,301	$693,459		$500,707
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.08%	1.09%	1.08%	1.08%	1.16	%(c)	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.09%	1.08%	1.08%	1.09	%(c)	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.08%	1.09%	1.08%	1.09%	1.16	%(c)	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.58%	3.04%	3.26%	3.47%	4.66%		6.79%
After waivers, reimbursements and fees paid indirectly (a)	2.58%	3.04%	3.26%	3.47%	4.72%		6.79%
Before waivers, reimbursements and fees paid indirectly (a)	2.58%	3.04%	3.26%	3.46%	4.66%		6.79%
Portfolio turnover rate	12%	26%	43%	77%	106%		57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.92	$8.27	$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.29 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	0.66	0.09

Total from investment operations	0.46	0.95	0.20

Less distributions:
Dividends from net investment income	—	(0.30)	(0.32)

Net asset value, end of period	$9.38	$8.92	$8.27

Total return (b)	5.16%	11.53%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$472,863	$437,087	$420,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.83%	0.84%	0.83%
After waivers, reimbursements and fees paid indirectly (a)	0.83%	0.84%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)	0.83%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.83%	3.29%	3.61%
After waivers, reimbursements and fees paid indirectly (a)	2.83%	3.29%	3.61%
Before waivers, reimbursements and fees paid indirectly (a)	2.83%	3.29%	3.61%
Portfolio turnover rate	12%	26%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Discretionary	14.6%
Information Technology	12.9
Consumer Staples	8.5
Industrials	7.9
Energy	7.6
Health Care	7.5
Materials	4.7
Telecommunication Services	3.9
Utilities	3.8
Financials	2.2
Cash and Other	26.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,047.00	$6.69
Hypothetical (5% average return before expenses)	1,000.00	1,018.25	6.60
Class IB
Actual	1,000.00	1,047.20	6.69
Hypothetical (5% average return before expenses)	1,000.00	1,018.25	6.60
Class K
Actual	1,000.00	1,048.50	5.43
Hypothetical (5% average return before expenses)	1,000.00	1,019.49	5.35

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.32%, 1.32% and 1.07%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (0.0%)
Cooper Tire & Rubber Co.	1,800	$59,706

Diversified Consumer Services (1.6%)
Ascent Capital Group, Inc., Class A*	2,500	195,175
Corinthian Colleges, Inc.*	33,000	73,920
Stewart Enterprises, Inc., Class A	315,000	4,123,350

		4,392,445

Hotels, Restaurants & Leisure (3.4%)
7 Days Group Holdings Ltd. (ADR)*	200	2,758
Ameristar Casinos, Inc.	320,000	8,412,800
Dover Motorsports, Inc.	60,016	129,634
Ladbrokes plc	20,000	60,808
Orient-Express Hotels Ltd., Class A*	7,000	85,120
WMS Industries, Inc.*	30,000	765,300

		9,456,420

Household Durables (0.1%)
American Greetings Corp., Class A	2,000	36,440
Harman International Industries, Inc.	3,800	205,960
Nobility Homes, Inc.*	4,500	31,725

		274,125

Media (9.0%)
ACME Communications, Inc.	38,000	2,280
AMC Networks, Inc., Class A*	25,000	1,635,250
Arbitron, Inc.	25,000	1,161,250
Astral Media, Inc., Class A	128,900	6,123,271
Astral Media, Inc., Class B	2,200	114,612
Beasley Broadcasting Group, Inc., Class A	46,000	385,480
Belo Corp., Class A	20,000	279,000
British Sky Broadcasting Group plc	75,000	903,444
Cablevision Systems Corp. - New York Group, Class A	40,000	672,800
Clear Channel Outdoor Holdings, Inc., Class A*	242,000	1,805,320
Crown Media Holdings, Inc., Class A*	28,000	69,160
DISH Network Corp., Class A	15,000	637,800
Fisher Communications, Inc.	60,000	2,464,800
Kabel Deutschland Holding AG	5,000	549,166
Liberty Global plc*	9,001	611,051
Liberty Global plc, Class A*	12,000	888,990
Liberty Media Corp., Class A*	1,600	202,816
LIN TV Corp., Class A*	8,000	122,400
Loral Space & Communications, Inc.	4,500	269,910
Media General, Inc., Class A*	92,000	1,014,760
Salem Communications Corp., Class A	24,500	183,505
Telenet Group Holding N.V.	100,000	4,589,618

		24,686,683

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	$48,000

Specialty Retail (0.5%)
Best Buy Co., Inc.	6,000	163,980
PEP Boys-Manny, Moe & Jack*	100,000	1,158,000

		1,321,980

Total Consumer Discretionary		40,239,359

Consumer Staples (8.5%)
Beverages (0.5%)
Beam, Inc.	23,500	1,483,085

Food Products (7.5%)
Copeinca ASA	100,000	1,102,999
D.E Master Blenders 1753 N.V.*	531,000	8,501,467
Dole Food Co., Inc.*	30,000	382,500
GrainCorp Ltd., Class A	24,000	275,901
Hillshire Brands Co.	30,000	992,400
Parmalat S.p.A.	940,000	2,936,522
Post Holdings, Inc.*	13,000	567,580
Smithfield Foods, Inc.*	125,000	4,093,750
Tootsie Roll Industries, Inc.	40,000	1,271,200
Yashili International Holdings Ltd.	1,000,000	444,814

		20,569,133

Personal Products (0.5%)
Avon Products, Inc.	72,000	1,514,160

Total Consumer Staples		23,566,378

Energy (7.5%)
Energy Equipment & Services (6.8%)
Lufkin Industries, Inc.	210,000	18,578,700
Rowan Cos., plc, Class A*	3,000	102,210

		18,680,910

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp.	2,000	171,860
Atlas Resource Partners LP	1	22
Berry Petroleum Co., Class A	200	8,464
Dragon Oil plc	80,000	696,595
Gulf Coast Ultra Deep Royalty Trust*	475,000	969,000
Uranium One, Inc.*	10,000	26,053
WesternZagros Resources Ltd.*	40,000	48,683

		1,920,677

Total Energy		20,601,587

Financials (2.2%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	12,120
Legg Mason, Inc.	10,000	310,100
SWS Group, Inc.*	55,000	299,750

		621,970

Commercial Banks (0.7%)
First Niagara Financial Group, Inc.	75,000	755,250
Flushing Financial Corp.	25,000	411,250
Sterling Bancorp/New York	54,029	627,817

		1,794,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Finance (0.2%)
American Express Co.	6,000	$448,560
Netspend Holdings, Inc.*	1,400	22,358

		470,918

Insurance (0.0%)
American Safety Insurance Holdings Ltd.*	100	2,895
National Financial Partners Corp.*	100	2,531

		5,426

Real Estate Investment Trusts (REITs) (0.6%)
Colonial Properties Trust (REIT)	100	2,412
Ryman Hospitality Properties (REIT)	44,242	1,725,881

		1,728,293

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	160,000	1,465,600

Total Financials		6,086,524

Health Care (7.4%)
Biotechnology (0.4%)
Elan Corp. plc (ADR)*	30,000	424,200
Grifols S.A. (ADR)	23,968	682,608
Lexicon Pharmaceuticals, Inc.*	1,000	2,170

		1,108,978

Health Care Equipment & Supplies (0.4%)
American Medical Alert Corp.*†(b)	140,898	1,409
ArthroCare Corp.*	23,000	794,190
Cynosure, Inc., Class A*	141	3,662
Exactech, Inc.*	10,000	197,500
ICU Medical, Inc.*	1,000	72,060

		1,068,821

Health Care Providers & Services (1.2%)
Assisted Living Concepts, Inc., Class A*	40,000	478,400
Chemed Corp.	2,500	181,075
CML HealthCare, Inc.	30,000	301,227
Rhoen-Klinikum AG	9,000	207,587
Vanguard Health Systems, Inc.*	100,000	2,074,000

		3,242,289

Life Sciences Tools & Services (5.4%)
Illumina, Inc.*	16,500	1,234,860
Life Technologies Corp.*	175,000	12,951,750
WuXi PharmaTech Cayman, Inc. (ADR)*	41,000	861,000

		15,047,610

Pharmaceuticals (0.0%)
Adolor Corp.*†(b)	40,000	20,800
Allergan, Inc.	600	50,544
Forest Laboratories, Inc. (Contingent Value Shares)*†(b)	10,000	—
Omthera Pharmaceuticals, Inc.*	100	1,330

		72,674

Total Health Care		20,540,372

Industrials (7.9%)
Aerospace & Defense (0.1%)
Exelis, Inc.	30,000	$413,700

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	6,000	197,880
TNT Express N.V.	105,000	787,511

		985,391

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	20,000	774,800
Griffon Corp.	10,000	112,500

		887,300

Commercial Services & Supplies (0.0%)
RL Polk & Co.†(b)	1	2,675

Electrical Equipment (0.6%)
Eaton Corp. plc	26,000	1,711,060

Machinery (6.4%)
CIRCOR International, Inc.	7,000	356,020
Fiat Industrial S.p.A.	3,000	33,446
Gardner Denver, Inc.	190,000	14,284,200
ITT Corp.	4,000	117,640
Met-Pro Corp.	1,200	16,128
Navistar International Corp.*	52,000	1,443,520
Tennant Co.	5,000	241,350
Xylem, Inc.	38,000	1,023,720

		17,516,024

Trading Companies & Distributors (0.1%)
Kaman Corp.	5,000	172,800

Total Industrials		21,688,950

Information Technology (12.9%)
Computers & Peripherals (5.4%)
Dell, Inc.	565,000	7,542,750
Diebold, Inc.	5,000	168,450
Intermec, Inc.*	720,000	7,077,600
STEC, Inc.*	17,000	114,240

		14,903,040

Electronic Equipment, Instruments & Components (1.0%)
Gerber Scientific, Inc. (Escrow Shares)*†(b)	320,000	—
Laird plc	24,000	64,792
Power-One, Inc.*	420,800	2,659,456

		2,724,248

Internet Software & Services (5.1%)
ExactTarget, Inc.*	400,000	13,488,000
Keynote Systems, Inc.	5,000	98,800
Market Leader, Inc.*	30,000	321,000

		13,907,800

IT Services (0.1%)
Lender Processing Services, Inc.	10,000	323,500

Semiconductors & Semiconductor Equipment (0.3%)
Lam Research Corp.*	21,000	931,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Software (1.0%)
BMC Software, Inc.*	54,000	$2,437,560
Ebix, Inc.	5,000	46,300
Stonesoft OYJ*	45,000	262,413

		2,746,273

Total Information Technology		35,536,001

Materials (4.7%)
Chemicals (0.1%)
Ferro Corp.*	20,000	139,000

Construction Materials (0.4%)
Vulcan Materials Co.	24,000	1,161,840

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	52,670
Myers Industries, Inc.	41,000	615,410

		668,080

Metals & Mining (0.4%)
AuRico Gold, Inc.	125,000	546,250
Camino Minerals Corp.*	4,000	209
Hoganas AB, Class B	3,400	162,240
Pan American Silver Corp.	34,000	396,026

		1,104,725

Paper & Forest Products (3.6%)
Buckeye Technologies, Inc.	265,000	9,815,600

Total Materials		12,889,245

Telecommunication Services (3.9%)
Diversified Telecommunication Services (0.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	231,303
Cincinnati Bell, Inc.*	60,000	183,600
Ziggo N.V.	1,000	40,026

		454,929

Wireless Telecommunication Services (3.7%)
Millicom International Cellular S.A.	22,000	1,591,480
NII Holdings, Inc.*	40,000	266,800
Sprint Nextel Corp.*	500,000	3,510,000
Telephone & Data Systems, Inc.	30,000	739,500
T-Mobile US, Inc.*	75,000	1,860,750
U.S. Cellular Corp.	64,000	2,348,160

		10,316,690

Total Telecommunication Services		10,771,619

Utilities (3.8%)
Electric Utilities (2.6%)
NV Energy, Inc.	280,000	6,568,800
PNM Resources, Inc.	22,000	488,180

		7,056,980

Gas Utilities (0.8%)
National Fuel Gas Co.	40,000	2,318,000

Multi-Utilities (0.0%)
GDF Suez S.A.*†(b)	3,801	—

Water Utilities (0.4%)
Severn Trent plc	40,000	$1,012,345

Total Utilities		10,387,325

Total Common Stocks (73.4%) (Cost $192,737,504)		202,307,360

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	7,000	18,970

Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	180,000	347,400

Total Rights (0.1%) (Cost $391,370)		366,370

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	30,000	153,600

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (26.1%)
U.S. Treasury Bills
0.03%, 7/11/13 (p)	$42,000,000	41,999,656
0.03%, 8/22/13 (p)	30,000,000	29,998,720

Total Government Securities		71,998,376

Total Short-Term Investments (26.1%) (Cost $71,997,687)		71,998,376

Total Investments (99.7%) (Cost $265,126,561)		274,825,706
Other Assets Less Liabilities (0.3%)		963,714

Net Assets (100%)		$275,789,420

*	Non-income producing.
†	Securities (totaling $24,884 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$33,972,684	$6,266,675	$—	$40,239,359
Consumer Staples	10,304,675	13,261,703	—	23,566,378
Energy	19,904,992	696,595	—	20,601,587
Financials	6,074,404	12,120	—	6,086,524
Health Care	20,310,576	207,587	22,209	20,540,372
Industrials	20,747,678	938,597	2,675	21,688,950
Information Technology	35,208,796	327,205	—	35,536,001
Materials	12,674,335	214,910	—	12,889,245
Telecommunication Services	10,500,290	271,329	—	10,771,619
Utilities	9,374,980	1,012,345	—	10,387,325
Rights
Health Care	366,370	—	—	366,370
Short-Term Investments	—	71,998,376	—	71,998,376
Warrants
Energy	153,600	—	—	153,600

Total Assets	$179,593,380	$95,207,442	$24,884	$274,825,706

Total Liabilities	$—	$—	$—	$—

Total	$179,593,380	$95,207,442	$24,884	$274,825,706

(a)	Securities with a market value of $314,345 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	110,980	—	110,980
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$110,980	$—	$110,980

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,075	—	2,075
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$2,075	$—	$2,075

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,554,000 during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$255,318,268
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$188,899,657

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,025,451
Aggregate gross unrealized depreciation	(4,290,152)

Net unrealized appreciation	$8,735,299

Federal income tax cost of investments	$266,090,407

For the six months ended June 30, 2013, the Portfolio incurred approximately $128,233 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $265,126,561)	$274,825,706
Cash	8,665,624
Foreign cash (Cost $187,652)	186,608
Dividends, interest and other receivables	223,822
Receivable from Separate Accounts for Trust shares sold	215,952
Other assets	3,621

Total assets	284,121,333

LIABILITIES
Payable for securities purchased	7,944,509
Investment management fees payable	203,126
Payable to Separate Accounts for Trust shares redeemed	61,066
Distribution fees payable - Class IB	51,710
Administrative fees payable	25,337
Distribution fees payable - Class IA	1,712
Trustees’ fees payable	445
Accrued expenses	44,008

Total liabilities	8,331,913

NET ASSETS	$275,789,420

Net assets were comprised of:
Paid in capital	$258,544,725
Accumulated undistributed net investment income (loss)	1,358,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	6,193,045
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,693,493

Net assets	$275,789,420

Class IA
Net asset value, offering and redemption price per share, $8,421,657 / 640,494 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.15

Class IB
Net asset value, offering and redemption price per share, $252,629,913 / 19,291,230 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

Class K
Net asset value, offering and redemption price per share, $14,737,850 / 1,116,596 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $192,200 foreign withholding tax)	$3,054,512
Interest	49,316

Total income	3,103,828

EXPENSES
Investment management fees	1,188,254
Distribution fees - Class IB	304,350
Administrative fees	148,822
Custodian fees	26,656
Professional fees	25,200
Printing and mailing expenses	14,419
Distribution fees - Class IA	9,703
Trustees’ fees	3,644
Miscellaneous	4,771

Gross expenses	1,725,819
Less: Fees paid indirectly	(9,174)

Net expenses	1,716,645

NET INVESTMENT INCOME (LOSS)	1,387,183

REALIZED AND UNREALIZED GAIN (LOSS)
Realizedgain (loss) on:
Securities	5,380,045
Foreign currency transactions	1,254

Net realized gain (loss)	5,381,299

Change in unrealized appreciation (depreciation) on:
Securities	5,343,474
Foreign currency translations	(3,027)

Net change in unrealized appreciation (depreciation)	5,340,447

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,721,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,108,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,387,183	$(125,730)
Net realized gain (loss) on investments and foreign currency transactions	5,381,299	8,043,091
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,340,447	5,521,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,108,929	13,439,015

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(156,633)
Class IB	—	(5,339,077)
Class K	—	(248,566)

TOTAL DISTRIBUTIONS	—	(5,744,276)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 138,712 and 243,055 shares, respectively ]	1,791,275	3,031,146
Capital shares issued in reinvestment of distributions [ 0 and 12,493 shares, respectively ]	—	156,633
Capital shares repurchased [ (66,254) and (186,627) shares, respectively ]	(856,522)	(2,326,183)

Total Class IA transactions	934,753	861,596

Class IB
Capital shares sold [ 2,044,391 and 2,674,476 shares, respectively ]	26,386,692	33,167,844
Capital shares issued in reinvestment of distributions [ 0 and 427,628 shares, respectively ]	—	5,339,077
Capital shares repurchased [ (1,836,151) and (4,318,470) shares, respectively ]	(23,612,471)	(53,581,152)

Total Class IB transactions	2,774,221	(15,074,231)

Class K
Capital shares sold [ 258,961 and 63,664 shares, respectively ]	3,358,671	799,562
Capital shares issued in reinvestment of distributions [ 0 and 19,781 shares, respectively ]	—	248,566
Capital shares repurchased [ (44,009) and (81,754) shares, respectively ]	(568,837)	(1,023,754)

Total Class K transactions	2,789,834	24,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,498,808	(14,188,261)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,607,737	(6,493,522)
NET ASSETS:
Beginning of period	257,181,683	263,675,205

End of period (a)	$275,789,420	$257,181,683

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,358,157	$(29,026)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.56	$12.20		$12.51		$11.68		$10.04		$12.22

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	(0.01	)(e)	0.08	(e)	(0.05	)(e)	(0.02	)(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	0.65		0.12		1.20		1.72		(1.73)

Total from investment operations	0.59	0.64		0.20		1.15		1.70		(1.65)

Less distributions:
Dividends from net investment income	—	—		(0.05)		—		—		(0.08)
Distributions from net realized gains	—	(0.28)		(0.46)		(0.32)		(0.06)		(0.45)

Total dividends and distributions	—	(0.28)		(0.51)		(0.32)		(0.06)		(0.53)

Net asset value, end of period	$13.15	$12.56		$12.20		$12.51		$11.68		$10.04

Total return (b)	4.70%	5.27%		1.67%		9.83%		16.94%		(13.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,422	$7,134		$6,088		$13,619		$8,991		$6,549
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.31%	1.31%		1.05%		1.02%		1.06%		1.12%
Before fees paid indirectly (a)	1.32%	1.32%		1.06	%(c)	1.05%		1.08%		1.13%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.04%	(0.04)%		0.63%		(0.43)%		(0.23)%		0.71%
Before fees paid indirectly (a)	1.04%	(0.05)%		0.62%		(0.45)%		(0.24)%		0.69%
Portfolio turnover rate	119%	285%		268%		326%		206%		231%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012		2011	2010		2009		2008
Net asset value, beginning of period	$12.51	$12.15		$12.46	$11.66		$10.05		$12.23

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	(0.01	)(e)	0.03 (e)	(0.08	)(e)	(0.05	)(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	0.65		0.14	1.20		1.72		(1.72)

Total from investment operations	0.59	0.64		0.17	1.12		1.67		(1.67)

Less distributions:
Dividends from net investment income	—	—		(0.02)	—		—		(0.06)
Distributions from net realized gains	—	(0.28)		(0.46)	(0.32)		(0.06)		(0.45)

Total dividends and distributions	—	(0.28)		(0.48)	(0.32)		(0.06)		(0.51)

Net asset value, end of period	$13.10	$12.51		$12.15	$12.46		$11.66		$10.05

Total return (b)	4.72%	5.29%		1.41%	9.59%		16.63%		(13.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$252,630	$238,695		$246,611	$221,495		$171,255		$138,558
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.31%	1.31%		1.30%	1.28%		1.31%		1.37%
Before fees paid indirectly (a)	1.32%	1.32%		1.31%	1.30%		1.33%		1.38%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.04%	(0.06)%		0.21%	(0.69)%		(0.46)%		0.46%
Before fees paid indirectly (a)	1.03%	(0.07)%		0.20%	(0.71)%		(0.48)%		0.44%
Portfolio turnover rate	119%	285%		268%	326%		206%		231%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$12.59	$12.20	$12.48

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.02 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	0.65	0.20

Total from investment operations	0.61	0.67	0.19

Less distributions:
Dividends from net investment income	—	—	(0.05)
Distributions from net realized gains	—	(0.28)	(0.42)

Total dividends and distributions	—	(0.28)	(0.47)

Net asset value, end of period	$13.20	$12.59	$12.20

Total return (b)	4.85%	5.52%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,738	$11,353	$10,977
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.06%	1.06%	1.05%
Before fees paid indirectly (a)	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.32%	0.19%	(0.28)%
Before fees paid indirectly (a)	1.32%	0.18%	(0.29)%
Portfolio turnover rate	119%	285%	268%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Industrials	25.5%
Consumer Discretionary	24.2
Materials	8.6
Consumer Staples	7.3
Information Technology	6.9
Utilities	6.8
Health Care	5.1
Financials	4.9
Energy	3.4
Telecommunication Services	1.6
Cash and Other	5.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,150.70	$5.80
Hypothetical (5% average return before expenses)	1,000.00	1,019.40	5.45
Class IB
Actual	1,000.00	1,150.40	5.80
Hypothetical (5% average return before expenses)	1,000.00	1,019.40	5.45
Class K
Actual	1,000.00	1,151.90	4.47
Hypothetical (5% average return before expenses)	1,000.00	1,020.64	4.20

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.09%, 1.09% and 0.84%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (24.2%)
Auto Components (4.1%)
BorgWarner, Inc.*	145,000	$12,491,750
Brembo S.p.A.	430,000	7,673,617
Dana Holding Corp.	930,000	17,911,800
Federal-Mogul Corp.*	1,000,000	10,210,000
Gentex Corp.	130,000	2,996,500
Modine Manufacturing Co.*	590,000	6,419,200
SORL Auto Parts, Inc.*	100,096	260,250
Spartan Motors, Inc.	290,000	1,774,800
Standard Motor Products, Inc.	188,192	6,462,513
Stoneridge, Inc.*	333,000	3,876,120
Strattec Security Corp.	140,000	5,230,400
Superior Industries International, Inc.	600,335	10,331,765
Tenneco, Inc.*	540,000	24,451,200

		110,089,915

Automobiles (0.1%)
Thor Industries, Inc.	4,000	196,720
Winnebago Industries, Inc.*	100,000	2,099,000

		2,295,720

Diversified Consumer Services (0.9%)
Ascent Capital Group, Inc., Class A*	106,000	8,275,420
Cambium Learning Group, Inc.*	200,000	248,000
Coinstar, Inc.*	50,000	2,933,500
Corinthian Colleges, Inc.*	500,000	1,120,000
Matthews International Corp., Class A	22,000	829,400
Stewart Enterprises, Inc., Class A	400,000	5,236,000
Universal Technical Institute, Inc.	425,000	4,390,250

		23,032,570

Hotels, Restaurants & Leisure (5.3%)
Biglari Holdings, Inc.*	36,200	14,856,480
Boyd Gaming Corp.*	1,240,000	14,012,000
Canterbury Park Holding Corp.‡	230,072	2,254,706
Cheesecake Factory, Inc.	574,228	24,054,411
Churchill Downs, Inc.	348,041	27,443,033
Cracker Barrel Old Country Store, Inc.	7,887	746,583
Denny’s Corp.*	440,000	2,472,800
Dover Downs Gaming & Entertainment, Inc.	99,000	153,450
Dover Motorsports, Inc.	514,000	1,110,240
Dunkin’ Brands Group, Inc.	2,500	107,050
Famous Dave’s Of America, Inc.*	40,000	623,600
International Speedway Corp., Class A	75,000	2,360,250
Krispy Kreme Doughnuts, Inc.*	225,000	3,926,250
Lakes Entertainment, Inc.*	65,000	228,800
Las Vegas Sands Corp.	234,000	12,385,620
Marcus Corp.	620,014	7,886,578

Morgans Hotel Group Co.*	220,000	$1,773,200
Nathan’s Famous, Inc.*	124,000	6,479,000
Orient-Express Hotels Ltd., Class A*	340,000	4,134,400
Penn National Gaming, Inc.*	48,000	2,537,280
Pinnacle Entertainment, Inc.*	510,000	10,031,700
Speedway Motorsports, Inc.	54,000	939,600
Wendy’s Co.	113,000	658,790

		141,175,821

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	50,000	776,500
Blyth, Inc.	99,300	1,386,228
Cavco Industries, Inc.*	153,060	7,721,877
Harman International Industries, Inc.	153,000	8,292,600
La-Z-Boy, Inc.	264,000	5,351,280
Lennar Corp., Class A	10,000	360,400
Lennar Corp., Class B	50,000	1,417,500
Nobility Homes, Inc.*	83,100	585,855
Skyline Corp.*	249,000	978,570

		26,870,810

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	625,000	3,868,750
Liberty Ventures*	12,000	1,020,120
Nutrisystem, Inc.	73,000	859,940

		5,748,810

Leisure Equipment & Products (0.3%)
Brunswick Corp.	60,000	1,917,000
Marine Products Corp.	412,069	3,304,794
Polaris Industries, Inc.	6,000	570,000
Universal Entertainment Corp.	85,000	1,500,655

		7,292,449

Media (6.2%)
ACME Communications, Inc.	305,000	18,300
AMC Networks, Inc., Class A*	80,000	5,232,800
Arbitron, Inc.	63,000	2,926,350
Beasley Broadcasting Group, Inc., Class A‡	541,047	4,533,974
Belo Corp., Class A	200,000	2,790,000
Cablevision Systems Corp. - New York Group, Class A	310,000	5,214,200
Carmike Cinemas, Inc.*	71,000	1,374,560
Clear Channel Outdoor Holdings, Inc., Class A*	280,071	2,089,330
Crown Media Holdings, Inc., Class A*	200,000	494,000
Cumulus Media, Inc., Class A*	5	17
Discovery Communications, Inc., Class A*	11,000	849,310
Discovery Communications, Inc., Class C*	11,000	766,260
DISH Network Corp., Class A	15,000	637,800
Emmis Communications Corp., Class A*	90,000	192,600
EW Scripps Co., Class A*	365,000	5,686,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Fisher Communications, Inc.	336,000	$13,802,880
Global Sources Ltd.*	340,000	2,281,400
Gray Television, Inc.*	780,000	5,616,000
Grupo Televisa S.A.B. (ADR)	110,000	2,732,400
Il Sole 24 Ore S.p.A.*	390,000	248,745
Imax Corp.*	40,000	994,400
Interpublic Group of Cos., Inc.	890,000	12,949,500
Journal Communications, Inc., Class A*	1,200,000	8,988,000
LIN TV Corp., Class A*	430,000	6,579,000
Live Nation Entertainment, Inc.*	1,285,000	19,917,500
Loral Space & Communications, Inc.	13,000	779,740
Madison Square Garden Co., Class A*	570,000	33,772,500
Media General, Inc., Class A*	1,035,000	11,416,050
Meredith Corp.	60,000	2,862,000
Salem Communications Corp., Class A	654,000	4,898,460
Sinclair Broadcast Group, Inc., Class A	187,000	5,494,060

		166,138,836

Multiline Retail (0.4%)
Bon-Ton Stores, Inc.	540,000	9,747,000

Specialty Retail (5.4%)
Aaron’s, Inc.	250,050	7,003,900
AutoNation, Inc.*	445,000	19,308,550
Barnes & Noble, Inc.*	62,000	989,520
Bed Bath & Beyond, Inc.*	98,000	6,948,200
Big 5 Sporting Goods Corp.	252,000	5,531,400
Bowlin Travel Centers, Inc.*	76,000	98,800
Coldwater Creek, Inc.*	85,000	212,500
Monro Muffler Brake, Inc.	65,000	3,123,250
O’Reilly Automotive, Inc.*	284,500	32,040,390
Penske Automotive Group, Inc.	485,000	14,811,900
PEP Boys-Manny, Moe & Jack*	990,000	11,464,200
Pier 1 Imports, Inc.	384,000	9,020,160
Sally Beauty Holdings, Inc.*	519,000	16,140,900
Tractor Supply Co.	134,500	15,818,545

		142,512,215

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	105,000	5,399,100
Movado Group, Inc.	63,000	2,131,290
Wolverine World Wide, Inc.	25,000	1,365,250

		8,895,640

Total Consumer Discretionary		643,799,786

Consumer Staples (7.3%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	70,000	11,944,800
Brown-Forman Corp., Class A	45,000	3,044,700
Brown-Forman Corp., Class B	4,537	306,474
Crimson Wine Group Ltd.*	109,700	934,095

Davide Campari-Milano S.p.A.	335,000	$2,426,634

		18,656,703

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.	300,000	18,048,000
Ingles Markets, Inc., Class A‡	735,000	20,935,297
United Natural Foods, Inc.*	92,000	4,967,080
Village Super Market, Inc., Class A	99,087	3,278,789
Weis Markets, Inc.	66,500	2,997,155

		50,226,321

Food Products (3.6%)
Boulder Brands, Inc.*	575,086	6,929,786
Dean Foods Co.*	70,000	701,400
Diamond Foods, Inc.*	303,000	6,287,250
Farmer Bros Co.*	48,131	676,722
Flowers Foods, Inc.	60,000	1,323,000
Griffin Land & Nurseries, Inc.‡	310,067	8,843,111
Hain Celestial Group, Inc.*	223,150	14,498,056
Ingredion, Inc.	100,000	6,562,000
J&J Snack Foods Corp.	49,000	3,812,200
John B. Sanfilippo & Son, Inc.	20,000	403,200
Lifeway Foods, Inc.	223,115	3,873,277
Post Holdings, Inc.*	180,000	7,858,800
Rock Field Co., Ltd.	200,000	3,785,037
Snyders-Lance, Inc.	607,449	17,257,626
Tootsie Roll Industries, Inc.	400,000	12,712,000
WhiteWave Foods Co., Class A*	17,881	290,566
WhiteWave Foods Co., Class B*	25,466	387,083

		96,201,114

Household Products (0.9%)
Church & Dwight Co., Inc.	78,000	4,813,380
Energizer Holdings, Inc.	30,000	3,015,300
Katy Industries, Inc.*‡	462,000	240,702
Oil-Dri Corp. of America‡	451,000	12,388,970
WD-40 Co.	45,000	2,451,600

		22,909,952

Personal Products (0.2%)
Elizabeth Arden, Inc.*	16,000	721,120
Revlon, Inc., Class A*	22,000	485,320
United-Guardian, Inc.	148,000	3,611,200

		4,817,640

Total Consumer Staples		192,811,730

Energy (3.4%)
Energy Equipment & Services (3.4%)
Key Energy Services, Inc.*	93,000	553,350
Lufkin Industries, Inc.	366,000	32,380,020
Oceaneering International, Inc.	120,000	8,664,000
Rowan Cos., plc, Class A*	215,000	7,325,050
RPC, Inc.	2,485,000	34,317,850
Steel Excel, Inc.*	245,000	7,105,000

		90,345,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (0.0%)
Black Ridge Oil and Gas, Inc.*	45,503	$30,032
Clean Energy Fuels Corp.*	10,000	132,000

		162,032

Total Energy		90,507,302

Financials (4.9%)
Capital Markets (2.1%)
BKF Capital Group, Inc.*	66,000	66,660
Calamos Asset Management, Inc., Class A	125,000	1,312,500
Charles Schwab Corp.	210,000	4,458,300
Cohen & Steers, Inc.	439,068	14,919,531
GAM Holding AG*	265,000	4,068,075
Janus Capital Group, Inc.	1,280,000	10,892,800
KKR & Co. L.P.	150,000	2,949,000
Legg Mason, Inc.	50,000	1,550,500
Medallion Financial Corp.	80,000	1,112,800
Pzena Investment Management, Inc., Class A	15,056	98,165
SWS Group, Inc.*	420,000	2,289,000
Waddell & Reed Financial, Inc., Class A	285,000	12,397,500
Wright Investors Service Holdings, Inc.*	262,000	537,100

		56,651,931

Commercial Banks (1.2%)
BBCN Bancorp, Inc.	575,000	8,176,500
Fidelity Southern Corp.*	29,187	361,043
First Niagara Financial Group, Inc.	725,000	7,300,750
FirstMerit Corp.	80,000	1,602,400
Flushing Financial Corp.	400,051	6,580,839
Hudson Valley Holding Corp.	118,000	2,003,640
Sterling Bancorp/New York	380,018	4,415,809

		30,440,981

Insurance (0.2%)
Alleghany Corp.*	3,395	1,301,337
Argo Group International Holdings Ltd.	60,500	2,564,595

		3,865,932

Real Estate Investment Trusts (REITs) (1.0%)
Gyrodyne Co. of America, Inc. (REIT)	2,200	157,300
Ryman Hospitality Properties (REIT)	679,020	26,488,570

		26,645,870

Real Estate Management & Development (0.4%)
Capital Properties, Inc., Class A (b)	24,900	184,260
St. Joe Co.*	310,000	6,525,500
Tejon Ranch Co.*	150,000	4,273,500

		10,983,260

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	$151,750
Crazy Woman Creek Bancorp, Inc.*	13,900	148,730

		300,480

Total Financials		128,888,454

Health Care (5.1%)
Biotechnology (0.3%)
Cepheid, Inc.*	212,000	7,297,040
Lexicon Pharmaceuticals, Inc.*	100,000	217,000

		7,514,040

Health Care Equipment & Supplies (2.9%)
Alere, Inc.*	10,000	245,000
Align Technology, Inc.*	31,000	1,148,240
AngioDynamics, Inc.*	145,000	1,635,600
ArthroCare Corp.*	165,000	5,697,450
Biolase, Inc.*	95,477	341,808
Cantel Medical Corp.	121,091	4,101,352
CONMED Corp.	80,000	2,499,200
Cooper Cos., Inc.	38,000	4,523,900
Cutera, Inc.*	600,000	5,280,000
Cynosure, Inc., Class A*	66,514	1,728,021
DexCom, Inc.*	55,000	1,234,750
Exactech, Inc.*	275,038	5,432,000
Greatbatch, Inc.*	150,000	4,918,500
ICU Medical, Inc.*	18,833	1,357,106
MAKO Surgical Corp.*	158,000	1,903,900
Meridian Bioscience, Inc.	90,000	1,935,000
Neogen Corp.*	11,000	611,160
NuVasive, Inc.*	45,000	1,115,550
Orthofix International N.V.*	55,000	1,479,500
Quidel Corp.*	540,091	13,788,523
Rochester Medical Corp.*	170,000	2,504,100
STERIS Corp.	120,000	5,145,600
Syneron Medical Ltd.*	24,000	208,800
Vascular Solutions, Inc.*	225,000	3,309,750
Wright Medical Group, Inc.*	210,000	5,504,100

		77,648,910

Health Care Providers & Services (1.6%)
Bio-Reference Labs, Inc.*	28,000	805,000
Chemed Corp.	284,000	20,570,120
Gentiva Health Services, Inc.*	790,000	7,868,400
Henry Schein, Inc.*	10,000	957,500
MWI Veterinary Supply, Inc.*	30,000	3,697,200
Owens & Minor, Inc.	189,579	6,413,458
Patterson Cos., Inc.	55,000	2,068,000

		42,379,678

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	24,000	2,692,800
Life Technologies Corp.*	20,000	1,480,200

		4,173,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (0.1%)
Allergan, Inc.	33,000	$2,779,920
Heska Corp.	56,035	386,081
Pain Therapeutics, Inc.*	295,000	651,950

		3,817,951

Total Health Care		135,533,579

Industrials (25.5%)
Aerospace & Defense (3.6%)
AAR Corp.	75,000	1,648,500
Astronics Corp.*	10,000	408,700
Astronics Corp., Class B*	5,640	229,266
Curtiss-Wright Corp.	840,000	31,130,400
Ducommun, Inc.*	69,320	1,473,743
GenCorp, Inc.*	1,460,004	23,739,665
HEICO Corp.	50,000	2,518,500
Innovative Solutions & Support, Inc.	88,000	563,200
Moog, Inc., Class A*	60,000	3,091,800
Moog, Inc., Class B*	30,900	1,561,377
Precision Castparts Corp.	100,000	22,601,000
Textron, Inc.	287,000	7,476,350

		96,442,501

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	495,000	16,325,100

Building Products (0.7%)
A.O. Smith Corp.	40,000	1,451,200
Fortune Brands Home & Security, Inc.	20,000	774,800
Griffon Corp.	1,320,000	14,850,000
Nortek, Inc.*	7,300	470,339

		17,546,339

Commercial Services & Supplies (2.9%)
ACCO Brands Corp.*	185,000	1,176,600
ADT Corp.*	66,500	2,650,025
Brink’s Co.	565,000	14,413,150
Casella Waste Systems, Inc., Class A*	175,081	754,599
Covanta Holding Corp.	220,000	4,404,400
KAR Auction Services, Inc.	500,000	11,435,000
Loomis AB, Class B	340,000	6,527,639
McGrath RentCorp	25,000	854,000
Republic Services, Inc.	390,000	13,236,600
Rollins, Inc.	650,000	16,835,000
Tyco International Ltd.	133,000	4,382,350

		76,669,363

Construction & Engineering (0.7%)
Aegion Corp.*	76,000	1,710,760
Furmanite Corp.*	580,000	3,880,200
Layne Christensen Co.*	625,000	12,193,750

		17,784,710

Electrical Equipment (2.3%)
AMETEK, Inc.	395,000	16,708,500
AZZ, Inc.	10,000	385,600
Belden, Inc.	30,000	1,497,900
Franklin Electric Co., Inc.	260,000	8,749,000

Global Power Equipment Group, Inc.	31,000	$499,720
GrafTech International Ltd.*	1,800,000	13,104,000
Magnetek, Inc.*	94,000	1,694,820
Rockwell Automation, Inc.	112,000	9,311,680
Roper Industries, Inc.	40,000	4,968,800
SL Industries, Inc.	170,100	4,266,108

		61,186,128

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	47,500	1,424,050

Machinery (11.0%)
Albany International Corp., Class A	71,000	2,341,580
American Railcar Industries, Inc.	9,000	301,590
Ampco-Pittsburgh Corp.	322,000	6,043,940
Astec Industries, Inc.	265,000	9,086,850
CIRCOR International, Inc.	527,000	26,803,220
CLARCOR, Inc.	191,000	9,972,110
CNH Global N.V.	700,000	29,162,000
Columbus McKinnon Corp.*	8,000	170,560
Crane Co.	600,000	35,952,000
Donaldson Co., Inc.	224,000	7,987,840
Eastern Co.	40,000	640,000
Federal Signal Corp.*	575,000	5,031,250
Flowserve Corp.	99,000	5,346,990
Gorman-Rupp Co.	284,526	9,059,308
Graco, Inc.	153,000	9,671,130
Greenbrier Cos., Inc.*	367,000	8,943,790
IDEX Corp.	153,000	8,232,930
Interpump Group S.p.A.	290,000	2,585,728
Kaydon Corp.	95,000	2,617,250
Kennametal, Inc.	49,500	1,922,085
Key Technology, Inc.*	70,000	1,003,100
L.S. Starrett Co., Class A	216,058	2,208,113
Lincoln Electric Holdings, Inc.	115,000	6,586,050
Lindsay Corp.	75,000	5,623,500
Lydall, Inc.*	96,079	1,402,753
Met-Pro Corp.	115,000	1,545,600
Middleby Corp.*	1,600	272,144
Mueller Industries, Inc.	270,000	13,616,100
Mueller Water Products, Inc., Class A	370,000	2,556,700
Navistar International Corp.*	780,000	21,652,800
Nordson Corp.	40,000	2,772,400
Standex International Corp.	116,000	6,119,000
Tennant Co.	330,000	15,929,100
Toro Co.	26,000	1,180,660
Trinity Industries, Inc.	73,000	2,806,120
Twin Disc, Inc.	90,000	2,133,000
Valmont Industries, Inc.	10,000	1,430,900
Watts Water Technologies, Inc., Class A	370,000	16,775,800
Woodward, Inc.	104,000	4,160,000

		291,645,991

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	154,693	2,374,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (3.1%)
GATX Corp.	855,025	$38,177,288
Kaman Corp.	883,400	30,530,304
Lawson Products, Inc.*	28,800	369,792
Rush Enterprises, Inc., Class B*	510,000	10,975,200
United Rentals, Inc.*	58,000	2,894,780

		82,947,364

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	7,881,769
Macquarie Infrastructure Co. LLC	96,000	5,131,200

		13,012,969

Total Industrials		677,359,053

Information Technology (6.9%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	110,000	1,525,700
Communications Systems, Inc.	220,000	2,116,400
EchoStar Corp., Class A*	30,000	1,173,300
Emulex Corp.*	50,000	326,000
Ixia*	360,000	6,624,000
Plantronics, Inc.	45,000	1,976,400
Riverbed Technology, Inc.*	46,000	715,760
Sycamore Networks, Inc.	300,000	150,000

		14,607,560

Computers & Peripherals (1.9%)
Diebold, Inc.	608,000	20,483,520
Intermec, Inc.*	1,245,000	12,238,350
NCR Corp.*	365,000	12,041,350
Stratasys Ltd.*	68,000	5,694,320
TransAct Technologies, Inc.	95,000	776,150

		51,233,690

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	56,000	2,494,800
CTS Corp.	952,888	12,997,392
Daktronics, Inc.	125,000	1,282,500
Gerber Scientific, Inc. (Escrow Shares)*† (b)	490,000	—
Itron, Inc.*	82,000	3,479,260
Littelfuse, Inc.	123,000	9,177,030
Mercury Systems, Inc.*	24,000	221,280
Methode Electronics, Inc.	215,000	3,657,150
MOCON, Inc.	10,000	135,500
Park Electrochemical Corp.	614,000	14,742,140
Rofin-Sinar Technologies, Inc.*	170,000	4,239,800
Trans-Lux Corp.*	110,000	22,000
Zygo Corp.*	295,000	4,663,950

		57,112,802

Internet Software & Services (0.5%)
EarthLink, Inc.	480,000	2,980,800
Internap Network Services Corp.*	423,406	3,501,568
Pandora Media, Inc.*	20,000	368,000
Stamps.com, Inc.*	82,000	3,229,980
ValueClick, Inc.*	130,000	3,208,400

		13,288,748

IT Services (0.2%)
Blackhawk Network Holdings, Inc.*	47,000	$1,090,400
Edgewater Technology, Inc.*‡	590,000	2,513,400
ModusLink Global Solutions, Inc.*	300,000	954,000

		4,557,800

Office Electronics (0.3%)
Zebra Technologies Corp., Class A*	175,000	7,602,000

Semiconductors & Semiconductor Equipment (0.3%)
Cypress Semiconductor Corp.*	636,900	6,833,937
Sevcon, Inc.*‡	532,039	2,388,855

		9,222,792

Software (1.0%)
FalconStor Software, Inc.*	430,000	589,100
Guidance Software, Inc.*	173,000	1,512,020
Mentor Graphics Corp.	110,000	2,150,500
Take-Two Interactive Software, Inc.*	390,000	5,838,300
TiVo, Inc.*	400,000	4,420,000
Tyler Technologies, Inc.*	170,000	11,653,500

		26,163,420

Total Information Technology		183,788,812

Materials (8.6%)
Chemicals (5.8%)
Albemarle Corp.	25,000	1,557,250
Ashland, Inc.	108,000	9,018,000
Chemtura Corp.*	700,000	14,210,000
Core Molding Technologies, Inc.*	315,000	2,809,800
Cytec Industries, Inc.	6,000	439,500
Ferro Corp.*	2,260,000	15,707,000
FMC Corp.	20,000	1,221,200
H.B. Fuller Co.	290,000	10,964,900
Huntsman Corp.	305,507	5,059,196
Material Sciences Corp.*	15,000	150,900
Minerals Technologies, Inc.	165,000	6,821,100
NewMarket Corp.	55,200	14,493,312
Olin Corp.	130,000	3,109,600
OMNOVA Solutions, Inc.*	610,000	4,886,100
Quaker Chemical Corp.	5,000	310,050
Rockwood Holdings, Inc.	100,000	6,403,000
Scotts Miracle-Gro Co., Class A	83,000	4,009,730
Sensient Technologies Corp.	314,000	12,707,580
Tredegar Corp.	1,034,478	26,586,085
Zep, Inc.	855,000	13,534,650

		153,998,953

Construction Materials (0.3%)
Texas Industries, Inc.*	124,500	8,109,930

Containers & Packaging (1.2%)
Greif, Inc., Class A	140,000	7,373,800
Greif, Inc., Class B	5,000	280,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Myers Industries, Inc.	1,366,020	$20,503,960
Sonoco Products Co.	155,000	5,358,350

		33,516,410

Metals & Mining (0.9%)
Barrick Gold Corp.	20,000	314,800
Century Aluminum Co.*	75,000	696,000
Dominion Diamond Corp.*	55,000	777,150
Handy & Harman Ltd.*	319,000	5,703,720
Haynes International, Inc.	30,029	1,437,488
Kinross Gold Corp.	22,000	112,200
Lynas Corp., Ltd.*	300,000	102,887
Materion Corp.	489,000	13,247,010
Molycorp, Inc.*	81,000	502,200

		22,893,455

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	8,282,400
Wausau Paper Corp.	255,000	2,907,000

		11,189,400

Total Materials		229,708,148

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.8%)
Cable & Wireless Communications plc	5,200,000	3,238,711
Cincinnati Bell, Inc.*	4,300,000	13,158,000
HickoryTech Corp.	56,000	595,280
New Ulm Telecom, Inc.	33,000	196,350
Verizon Communications, Inc.	80,000	4,027,200

		21,215,541

Wireless Telecommunication Services (0.8%)
NII Holdings, Inc.*	580,000	3,868,600
Rogers Communications, Inc., Class B	200,000	7,840,000
Shenandoah Telecommunications Co.	84,628	1,411,595
U.S. Cellular Corp.	100,000	3,669,000
VimpelCom Ltd. (ADR)	300,000	3,018,000

		19,807,195

Total Telecommunication Services		41,022,736

Utilities (6.8%)
Electric Utilities (3.3%)
El Paso Electric Co.	734,000	25,917,540
Great Plains Energy, Inc.	465,000	10,481,100
Otter Tail Corp.	300,000	8,520,000
PNM Resources, Inc.	1,285,000	28,514,150
UNS Energy Corp.	125,000	5,591,250
Westar Energy, Inc.	265,000	8,469,400

		87,493,440

Gas Utilities (1.7%)
Chesapeake Utilities Corp.	4,500	231,705
National Fuel Gas Co.	179,000	10,373,050
ONEOK, Inc.	172,000	7,105,320
Southwest Gas Corp.	580,000	27,138,200

		44,848,275

Independent Power Producers & Energy Traders (0.2%)
AES Corp.	240,000	$2,877,600
Ormat Technologies, Inc.	91,000	2,140,320

		5,017,920

Multi-Utilities (1.4%)
Black Hills Corp.	460,000	22,425,000
NorthWestern Corp.	400,000	15,960,000

		38,385,000

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	46,000
SJW Corp.	186,016	4,873,619
York Water Co.	54,000	1,027,620

		5,947,239

Total Utilities		181,691,874

Total Common Stocks (94.3%) (Cost $1,595,801,280)		2,505,111,474

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%*	1,000	5,300

Total Preferred Stock (0.0%) (Cost $6,528)		5,300

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22	$44,820	43,249

Total Financials		43,249

Total Corporate Bonds		43,249

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		43,249

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13*	1,000,000	170,000

Total Consumer Discretionary		170,000

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20*	640,000	1,235,200

Total Health Care		1,235,200

Total Rights (0.0%) (Cost $1,372,209)		1,405,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14* (Cost $—)	4,531	$46

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (3.8%)
U.S. Treasury Bills 0.06%, 10/24/13 (p)	$100,000,000	99,981,650

Total Government Securities		99,981,650

Total Short-Term Investments (3.8%) (Cost $99,980,833)		99,981,650

Total Investments (98.1%) (Cost $1,697,205,670)		2,606,546,919
Other Assets Less Liabilities (1.9%)		51,256,720

Net Assets (100%)		$2,657,803,639

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,632,527	$19,991	$7,360	$4,533,974	$—	$117
Bel Fuse, Inc., Class A	1,548,900	339,952	—	1,525,700	12,720	—
Canterbury Park Holding Corp.	2,107,070	140,125	—	2,254,706	—	—
Edgewater Technology, Inc.	2,242,000	—	—	2,513,400	—	—
Griffin Land & Nurseries, Inc.	8,236,809	145,254	—	8,843,111	—	—
Ingles Markets, Inc., Class A	12,340,900	356,614	—	20,935,297	121,275	—
Katy Industries, Inc.	84,060	—	7,044	240,702	—	(5,115)
Oil-Dri Corp. of America	12,466,119	—	15,261	12,388,970	—	2,966
Sevcon, Inc.	1,892,289	—	3,476	2,388,855	—	197

	$43,550,674	$1,001,936	$33,141	$55,624,715	$133,995	$(1,835)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$626,867,118	$16,932,668	$—	$643,799,786
Consumer Staples	182,748,157	10,063,573	—	192,811,730
Energy	90,477,270	30,032	—	90,507,302
Financials	123,883,629	5,004,825	—	128,888,454
Health Care	135,533,579	—	—	135,533,579
Industrials	644,220,436	33,138,617	—	677,359,053
Information Technology	179,716,757	4,072,055	—	183,788,812
Materials	219,421,661	10,286,487	—	229,708,148
Telecommunication Services	37,587,675	3,435,061	—	41,022,736
Utilities	181,691,874	—	—	181,691,874
Corporate Bonds
Financials	—	43,249	—	43,249
Preferred Stocks
Consumer Staples	—	5,300	—	5,300
Rights
Consumer Discretionary	170,000	—	—	170,000
Health Care	1,235,200	—	—	1,235,200
Short-Term Investments	—	99,981,650	—	99,981,650
Warrants
Consumer Discretionary	—	46	—	46

Total Assets	$2,423,553,356	$182,993,563	$—	$2,606,546,919

Total Liabilities	$—	$—	$—	$—

Total	$2,423,553,356	$182,993,563	$—	$2,606,546,919

(a)	A security with a market value of $7,105,000 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	Securities with a market value of $15,623,969 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading and securities valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$125,171,196
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,995,478

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,004,448,641
Aggregate gross unrealized depreciation	(108,554,954)

Net unrealized appreciation	$895,893,687

Federal income tax cost of investments	$1,710,653,232

For the six months ended June 30, 2013, the Portfolio incurred approximately $155,141 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $43,654,345)	$55,624,715
Unaffiliated Issuers (Cost $1,653,551,325)	2,550,922,204
Cash	46,198,935
Foreign cash (Cost $3,882,306)	3,706,233
Receivable from Separate Accounts for Trust shares sold	2,729,899
Dividends, interest and other receivables	1,880,535
Receivable for securities sold	784,959
Other assets	34,605

Total assets	2,661,882,085

LIABILITIES
Investment management fees payable	1,553,515
Payable to Separate Accounts for Trust shares redeemed	965,377
Payable for securities purchased	795,076
Distribution fees payable - Class IB	404,381
Administrative fees payable	223,349
Distribution fees payable - Class IA	19,537
Trustees’ fees payable	351
Accrued expenses	116,860

Total liabilities	4,078,446

NET ASSETS	$2,657,803,639

Net assets were comprised of:
Paid in capital	$1,650,448,613
Accumulated undistributed net investment income (loss)	9,433,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	88,753,749
Net unrealized appreciation (depreciation) on investments and foreign currency translations	909,167,737

Net assets	$2,657,803,639

Class IA
Net asset value, offering and redemption price per share, $96,876,864 / 1,994,810 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.56

Class IB
Net asset value, offering and redemption price per share, $1,972,289,786 / 40,551,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.64

Class K
Net asset value, offering and redemption price per share, $588,636,989 / 12,106,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($133,995 of dividend income received from affiliates) (net of $66,469 foreign withholding tax)	$18,622,374
Interest	62,904

Total income	18,685,278

EXPENSES
Investment management fees	9,021,185
Distribution fees - Class IB	2,344,544
Administrative fees	1,296,208
Printing and mailing expenses	136,229
Distribution fees - Class IA	105,242
Professional fees	47,852
Custodian fees	38,319
Trustees’ fees	33,844
Miscellaneous	24,213

Gross expenses	13,047,636
Less: Fees paid indirectly	(36,912)

Net expenses	13,010,724

NET INVESTMENT INCOME (LOSS)	5,674,554

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($1,835 of realized gain (loss) from affiliates)	52,856,429
Foreign currency transactions	(21,243)

Net realized gain (loss)	52,835,186

Change in unrealized appreciation (depreciation) on:
Securities ($10,719,864 of change in unrealized appreciation (depreciation) from affiliates)	289,422,586
Foreign currency translations	(194,938)

Net change in unrealized appreciation (depreciation)	289,227,648

NET REALIZED AND UNREALIZED GAIN (LOSS)	342,062,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$347,737,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,674,554	$31,121,065
Net realized gain (loss) on investments and foreign currency transactions	52,835,186	104,471,065
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	289,227,648	218,481,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	347,737,388	354,073,218

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(842,564)
Class IB	—	(20,339,649)
Class K	—	(7,529,160)

	—	(28,711,373)

Distributions from net realized capital gains
Class IA	—	(1,789,225)
Class IB	—	(43,455,012)
Class K	—	(13,298,347)

	—	(58,542,584)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(87,253,957)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 496,730 and 781,138 shares, respectively ]	23,237,073	31,597,039
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,846 shares, respectively ]	—	2,631,789
Capital shares repurchased [ (156,314) and (1,239,557) shares, respectively ]	(7,346,905)	(50,385,572)

Total Class IA transactions	15,890,168	(16,156,744)

Class IB
Capital shares sold [ 2,544,871 and 3,578,985 shares, respectively ]	118,255,295	144,331,521
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,521,507 shares, respectively ]	—	63,794,661
Capital shares repurchased [ (2,440,041) and (5,223,160) shares, respectively ]	(113,629,536)	(210,402,461)

Total Class IB transactions	4,625,759	(2,276,279)

Class K
Capital shares sold [ 272,791 and 2,636,033 shares, respectively ]	12,597,375	105,257,424
Capital shares issued in reinvestment of dividends and distributions [ 0 and 497,365 shares, respectively ]	—	20,827,507
Capital shares repurchased [ (569,941) and (1,385,830) shares, respectively ]	(26,434,165)	(55,894,427)

Total Class K transactions	(13,836,790)	70,190,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,679,137	51,757,481

TOTAL INCREASE (DECREASE) IN NET ASSETS	354,416,525	318,576,742
NET ASSETS:
Beginning of period	2,303,387,114	1,984,810,372

End of period (a)	$2,657,803,639	$2,303,387,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,433,540	$3,758,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$42.21	$37.21	$39.03	$29.52	$20.95	$31.54

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.53 (e)	0.10 (e)	0.17 (e)	0.15 (e)	0.23 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.26	6.10	(1.38)	9.55	8.60	(9.70)

Total from investment operations	6.35	6.63	(1.28)	9.72	8.75	(9.47)

Less distributions:
Dividends from net investment income	—	(0.52)	(0.12)	(0.21)	(0.18)	(0.20)
Distributions from net realized gains	—	(1.11)	(0.42)	—	—	(0.92)

Total dividends and distributions	—	(1.63)	(0.54)	(0.21)	(0.18)	(1.12)

Net asset value, end of period	$48.56	$42.21	$37.21	$39.03	$29.52	$20.95

Total return (b)	15.07%	17.86%	(3.25)%	32.94%	41.77%	(30.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,877	$69,839	$76,287	$443,177	$268,186	$450,147
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.09%	1.10%	0.84%	0.85%	0.88%	0.87%
Before fees paid indirectly (a)	1.09%	1.10%	0.85%	0.86%	0.90%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.40%	1.30%**	0.26%	0.51%	0.66%	0.86%
Before fees paid indirectly (a)	0.40%	1.30%**	0.25%	0.51%	0.65%	0.84%
Portfolio turnover rate	5%	9%	16%	17%	20%	35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$42.28	$37.27	$39.09	$29.56	$20.98		$31.59

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.55 (e)	0.03 (e)	0.08 (e)	0.10	(e)	0.16 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6.27	6.09	(1.40)	9.57	8.58		(9.70)

Total from investment operations	6.36	6.64	(1.37)	9.65	8.68		(9.54)

Less distributions:
Dividends from net investment income	—	(0.52)	(0.03)	(0.12)	(0.10)		(0.15)
Distributions from net realized gains	—	(1.11)	(0.42)	—	—		(0.92)

Total dividends and distributions	—	(1.63)	(0.45)	(0.12)	(0.10)		(1.07)

Net asset value, end of period	$48.64	$42.28	$37.27	$39.09	$29.56		$20.98

Total return (b)	15.04%	17.86%	(3.48)%	32.64%	41.40%		(30.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,972,290	$1,709,969	$1,511,972	$1,615,608	$1,151,915		$752,966
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.09%	1.10%	1.09%	1.10%	1.13%		1.12%
Before fees paid indirectly (a)	1.09%	1.10%	1.10%	1.11%	1.15	%(c)	1.14%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.39%	1.37%**	0.09%	0.25%	0.42%		0.60%
Before fees paid indirectly (a)	0.39%	1.37%**	0.09%	0.24%	0.41%		0.58%
Portfolio turnover rate	5%	9%	16%	17%	20%		35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$42.21	$37.21	$34.50

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.68 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.26	6.06	3.17

Total from investment operations	6.41	6.74	3.25

Less distributions:
Dividends from net investment income	—	(0.63)	(0.12)
Distributions from net realized gains	—	(1.11)	(0.42)

Total dividends and distributions	—	(1.74)	(0.54)

Net asset value, end of period	$48.62	$42.21	$37.21

Total return (b)	15.19%	18.15%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$588,637	$523,579	$396,552
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.84%	0.85%	0.85%
Before fees paid indirectly (a)	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.64%	1.69%**	0.61%
Before fees paid indirectly (a)	0.64%	1.69%**	0.61%
Portfolio turnover rate	5%	9%	16%
*	Commencement of Operations.
**	During 2012, the Portfolio received special dividends from a number of securities, three of which accounted for a 0.62% impact on the net investment income ratio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Government Securities	71.4%
Financials	10.3
Energy	2.4
Consumer Staples	2.3
Utilities	2.2
Industrials	2.2
Telecommunication Services	2.2
Health Care	1.7
Consumer Discretionary	1.7
Materials	1.3
Information Technology	1.2
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$964.60	$4.89
Hypothetical (5% average return before expenses)	1,000.00	1,019.82	5.03
Class IB
Actual	1,000.00	964.50	4.89
Hypothetical (5% average return before expenses)	1,000.00	1,019.82	5.03
Class K
Actual	1,000.00	965.60	3.67
Hypothetical (5% average return before expenses)	1,000.00	1,021.06	3.78

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (2.3%)
Australia Government Bond
5.500%, 4/21/23	AUD	9,250,000	$9,653,150
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$250,000	298,012
2.875%, 2/24/22		250,000	236,960
National Australia Bank Ltd./New York
1.600%, 8/7/15		250,000	253,085
Queensland Treasury Corp.
5.750%, 7/22/24	AUD	2,900,000	2,844,317
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	517,224
Telstra Corp., Ltd.
3.750%, 5/16/22 (m)	EUR	1,200,000	1,725,300
Westpac Banking Corp.
3.000%, 8/4/15		$500,000	520,948
4.625%, 6/1/18		100,000	108,726

Total Australia			16,157,722

Austria (0.1%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	106,449
4.875%, 2/16/16		200,000	220,719

Total Austria			327,168

Belgium (0.2%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24 (m)	EUR	800,000	1,036,523

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$200,000	235,109
Novartis Securities Investment Ltd.
5.125%, 2/10/19		250,000	287,239
Qtel International Finance Ltd.
4.750%, 2/16/21 (m)		600,000	624,000
Weatherford International Ltd.
5.500%, 2/15/16		125,000	133,971
9.625%, 3/1/19		150,000	187,799

Total Bermuda			1,468,118

Brazil (1.5%)
Brazil Notas do Tesouro Nacional
10.000%, 1/1/17	BRL	10,850,000	4,738,045
BRF S.A.
7.750%, 5/22/18§ (b)		1,700,000	659,018
Embraer S.A.
5.150%, 6/15/22		$75,000	74,385
Federative Republic of Brazil
8.000%, 1/15/18		805,556	910,278
5.875%, 1/15/19		445,000	506,855
8.500%, 1/5/24	BRL	7,400,000	3,042,777
Itau Unibanco Holding S.A.
5.125%, 5/13/23 (b)(m)		$500,000	463,125

Total Brazil			10,394,483

Canada (3.5%)
Agrium, Inc.
3.150%, 10/1/22		50,000	46,820
Bank of Nova Scotia
3.400%, 1/22/15		500,000	519,775
2.900%, 3/29/16		300,000	313,727
Barrick Gold Corp.
2.500%, 5/1/18§		$350,000	$313,106
Barrick Gold Finance Co.
4.875%, 11/15/14		750,000	772,780
Canada Housing Trust No. 1
3.350%, 12/15/20§	CAD	7,825,000	7,829,464
Canadian Government Bond
2.500%, 9/1/13		2,270,000	2,163,223
2.375%, 9/10/14		$655,000	670,343
Canadian National Railway Co.
5.550%, 5/15/18		252,000	290,477
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	105,477
5.700%, 5/15/17		100,000	113,063
Cenovus Energy, Inc.
5.700%, 10/15/19		345,000	391,116
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	683,431
Goldcorp, Inc.
2.125%, 3/15/18		250,000	239,018
Hydro-Quebec
2.000%, 6/30/16		300,000	308,447
8.400%, 1/15/22		200,000	271,628
Manulife Financial Corp.
3.400%, 9/17/15		350,000	361,763
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		550,000	579,006
Province of New Brunswick
2.750%, 6/15/18		100,000	103,741
Province of Nova Scotia
5.125%, 1/26/17		500,000	565,406
Province of Ontario
4.500%, 2/3/15		400,000	424,865
2.700%, 6/16/15		250,000	260,055
6.250%, 6/16/15	NZD	4,800,000	3,904,643
4.750%, 1/19/16		$200,000	219,688
Province of Quebec
4.600%, 5/26/15		200,000	214,873
2.625%, 2/13/23		250,000	237,856
Rogers Communications, Inc.
6.800%, 8/15/18		200,000	240,713
Royal Bank of Canada
2.625%, 12/15/15		400,000	416,040
Suncor Energy, Inc.
6.100%, 6/1/18		200,000	232,844
Teck Resources Ltd.
3.850%, 8/15/17 (b)		50,000	52,125
4.500%, 1/15/21		200,000	198,000
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	793,664
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	226,847
TransCanada PipeLines Ltd.
3.800%, 10/1/20		300,000	315,180

Total Canada			24,379,204

Cayman Islands (0.7%)
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	206,650
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	257,190
7.875%, 3/15/19		450,000	519,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.750%, 1/20/20		$1,280,000	$1,317,962
5.375%, 1/27/21		350,000	352,082
Sable International Finance Ltd.
7.750%, 2/15/17 (m)		500,000	527,500
Transocean, Inc.
4.950%, 11/15/15		500,000	538,077
2.500%, 10/15/17		250,000	246,727
Vale Overseas Ltd.
6.250%, 1/11/16		500,000	550,915
4.375%, 1/11/22		100,000	94,774

Total Cayman Islands			4,611,595

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	206,719
Republic of Colombia
7.375%, 3/18/19		400,000	486,000

Total Colombia			692,719

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19 (m)	EUR	1,000,000	1,381,468

France (0.9%)
BNP Paribas S.A.
5.000%, 1/15/21		$350,000	371,466
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	800,000	1,138,804
France Telecom S.A.
4.375%, 7/8/14		$500,000	514,950
Pernod-Ricard S.A.
5.000%, 3/15/17 (m)	EUR	1,000,000	1,448,999
Sanofi S.A.
1.250%, 4/10/18		$200,000	193,165
4.000%, 3/29/21		250,000	266,482
Total Capital International S.A.
2.700%, 1/25/23		300,000	279,398
Total Capital S.A.
3.125%, 10/2/15		150,000	157,211
4.450%, 6/24/20		200,000	218,794
Veolia Environnement S.A.
6.750%, 4/24/19	EUR	880,000	1,422,946

Total France			6,012,215

Germany (1.0%)
Deutsche Bank AG/London
6.000%, 9/1/17		$400,000	459,666
KfW
4.125%, 10/15/14		400,000	418,808
0.500%, 4/19/16		1,000,000	990,682
1.250%, 2/15/17		500,000	496,967
2.750%, 9/8/20		1,500,000	1,547,602
6.250%, 5/19/21	AUD	2,200,000	2,221,243
2.000%, 10/4/22		$500,000	468,357
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		300,000	310,028
5.125%, 2/1/17		150,000	170,437

Total Germany			7,083,790

Hungary (0.9%)
Republic of Hungary
7.000%, 6/24/22	HUF	1,370,000,000	6,422,143

Ireland (0.4%)
AG Spring Finance Ltd.
7.500%, 6/1/18§(b)	EUR	100,000	$123,006
GE Capital European Funding
4.125%, 10/27/16		1,432,000	2,033,874
Rottapharm Ltd.
6.125%, 11/15/19 (b)(m)		200,000	260,330
XL Group plc
5.250%, 9/15/14		$400,000	418,405

Total Ireland			2,835,615

Israel (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		300,000	280,146

Italy (2.4%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	190,310
Italy Buoni Poliennali Del Tesoro
5.500%, 11/1/22	EUR	5,550,000	7,755,205
Republic of Italy
4.750%, 1/25/16		$200,000	211,904
5.250%, 9/20/16		650,000	700,666
4.000%, 2/1/17	EUR	6,000,000	8,075,749

Total Italy			16,933,834

Japan (0.2%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	208,413
2.500%, 5/18/16		300,000	313,506
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	185,212
6.700%, 3/4/20		250,000	281,421
ORIX Corp.
5.000%, 1/12/16		125,000	133,864

Total Japan			1,122,416

Luxembourg (0.7%)
Aguila 3 S.A.
7.875%, 1/31/18 (m)		327,000	335,175
Befesa Zinc SAU Via Zinc Capital S.A.
8.875%, 5/15/18 (b)(m)	EUR	600,000	820,040
Covidien International Finance S.A.
6.000%, 10/15/17		$250,000	289,690
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18 (m)	EUR	400,000	564,265
HeidelbergCement Finance B.V.
8.500%, 10/31/19 (m)		360,000	574,028
Pentair Finance S.A.
2.650%, 12/1/19		$250,000	237,301
Servus Luxembourg Holding S.C.A
7.750%, 6/15/18§(b)	EUR	100,000	128,863
Sunrise Communications International S.A.
7.000%, 12/31/17 (m)		100,000	136,673
Telecom Italia Capital S.A.
5.250%, 10/1/15		$600,000	629,400
Telenet Finance V Luxembourg S.C.A.
6.250%, 8/15/22 (m)	EUR	450,000	588,671
Tyco Electronics Group S.A.
6.550%, 10/1/17		$200,000	231,210

Total Luxembourg			4,535,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Malaysia (1.5%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	17,700,000	$5,743,607
3.314%, 10/31/17		14,500,000	4,569,829

Total Malaysia			10,313,436

Mexico (1.8%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	106,824
5.000%, 3/30/20		300,000	319,575
3.000%, 7/12/21	EUR	1,400,000	1,835,795
Petroleos Mexicanos
3.500%, 1/30/23§		$250,000	230,000
United Mexican States
5.625%, 1/15/17		750,000	832,500
5.125%, 1/15/20		400,000	439,600
6.500%, 6/9/22	MXN	104,950,000	8,440,282

Total Mexico			12,204,576

Netherlands (1.4%)
British American Tobacco Holdings B.V.
4.875%, 2/24/21	EUR	1,350,000	2,049,944
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		$200,000	208,000
4.250%, 7/13/22	EUR	1,250,000	1,822,362
Diageo Finance B.V.
5.300%, 10/28/15		$150,000	165,071
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	300,000	482,512
InterXion Holding N.V.
6.000%, 7/15/20§(b)		200,000	253,822
Koninklijke Philips N.V.
3.750%, 3/15/22		$250,000	249,487
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	223,500
MDC-GMTN B.V.
5.500%, 4/20/21 (m)		850,000	926,500
Rabobank Nederland N.V.
3.875%, 2/8/22		500,000	500,657
RWE Finance B.V.
6.500%, 8/10/21	EUR	800,000	1,338,824
Shell International Finance B.V.
4.300%, 9/22/19		$500,000	551,969
Ziggo B.V.
3.625%, 3/27/20 (b)(m)	EUR	800,000	1,015,287

Total Netherlands			9,787,935

New Zealand (0.3%)
New Zealand Government Bond
5.500%, 4/15/23	NZD	2,225,000	1,909,984

Norway (0.9%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	33,600,000	6,080,398
Statoil ASA
3.125%, 8/17/17		$100,000	105,028
5.250%, 4/15/19		250,000	288,227

Total Norway			6,473,653

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		205,000	246,000

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		$500,000	$595,000

Poland (1.5%)
Republic of Poland
5.000%, 10/19/15		100,000	107,300
6.375%, 7/15/19		600,000	700,950
5.250%, 10/25/20	PLN	18,100,000	5,844,491
5.000%, 3/23/22		$100,000	105,891
4.000%, 10/25/23	PLN	12,900,000	3,763,972

Total Poland			10,522,604

Russia (0.7%)
Russian Federal Bond - OFZ
7.500%, 3/15/18	RUB	161,500,000	5,075,690

South Africa (0.9%)
Foodcorp Pty Ltd.
8.750%, 3/1/18 (m)	EUR	300,000	411,972
Republic of South Africa
7.750%, 2/28/23	ZAR	18,000,000	1,836,228
2.000%, 1/31/25		38,133,861	3,970,137

Total South Africa			6,218,337

South Korea (1.7%)
Export-Import Bank of Korea
5.875%, 1/14/15		$900,000	956,628
Korea Development Bank
3.250%, 3/9/16		400,000	411,960
Korea Treasury Bond
2.750%, 9/10/17	KRW	4,615,000,000	3,983,181
2.750%, 3/10/18		3,600,000,000	3,098,837
5.250%, 3/10/27		3,306,500,000	3,455,320

Total South Korea			11,905,926

Spain (2.2%)
Spain Government Bond
4.100%, 7/30/18	EUR	6,150,000	8,174,777
5.400%, 1/31/23§		1,935,000	2,644,879
4.400%, 10/31/23 (b)(m)		3,140,000	3,968,244
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$150,000	156,390
6.421%, 6/20/16		300,000	329,595
5.462%, 2/16/21		250,000	258,706

Total Spain			15,532,591

Supranational (2.6%)
Asian Development Bank
2.625%, 2/9/15		1,165,000	1,205,953
Eurofima
6.250%, 12/28/18 (m)	AUD	2,000,000	1,972,101
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	357,684
European Investment Bank
6.500%, 9/10/14	NZD	4,800,000	3,858,481
1.625%, 9/1/15		$500,000	510,215
4.625%, 10/20/15		1,400,000	1,524,527
4.875%, 2/16/16		300,000	331,326
5.125%, 9/13/16		200,000	225,462
6.125%, 1/23/17	AUD	2,360,000	2,319,561
1.000%, 12/15/17		$1,000,000	973,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Inter-American Development Bank
2.250%, 7/15/15		$500,000	$516,270
5.125%, 9/13/16		525,000	593,611
3.875%, 2/14/20		250,000	277,776
International Bank for Reconstruction & Development
2.375%, 5/26/15		500,000	517,516
2.125%, 3/15/16		500,000	518,278
2.125%, 2/13/23		350,000	332,278
International Finance Corp.
0.625%, 12/21/17		1,000,000	966,424
Nordic Investment Bank
0.750%, 1/17/18		1,000,000	971,729

Total Supranational			17,972,282

Sweden (1.9%)
Republic of Sweden
3.750%, 8/12/17	SEK	64,000,000	10,413,502
Sweden Government Bond
1.500%, 11/13/23		19,000,000	2,649,987
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		$150,000	146,010

Total Sweden			13,209,499

Switzerland (0.2%)
Credit Suisse AG/New York
3.500%, 3/23/15		250,000	260,419
4.375%, 8/5/20		500,000	534,385
UBS AG/Connecticut
3.875%, 1/15/15		250,000	260,326
5.875%, 7/15/16		250,000	275,803
4.875%, 8/4/20		250,000	275,411

Total Switzerland			1,606,344

Thailand (0.9%)
Thailand Government Bond
3.250%, 6/16/17	THB	183,000,000	5,891,342

Turkey (0.1%)
Republic of Turkey
6.750%, 4/3/18		$500,000	565,000
3.250%, 3/23/23		400,000	350,500

Total Turkey			915,500

United Kingdom (2.0%)
Anglian Water Osprey Financing plc
7.000%, 1/31/18	GBP	100,000	159,576
Arqiva Broadcast Finance plc
9.500%, 3/31/20§		150,000	234,987
AstraZeneca plc
5.900%, 9/15/17		$200,000	231,697
Barclays Bank plc
5.200%, 7/10/14		350,000	364,677
5.140%, 10/14/20		350,000	354,252
BP Capital Markets plc
3.125%, 10/1/15		500,000	523,885
3.200%, 3/11/16		400,000	419,587
1.375%, 5/10/18		350,000	336,674
2.994%, 2/18/19 (m)	EUR	1,200,000	1,661,597
4.500%, 10/1/20		$100,000	109,026
3.245%, 5/6/22		200,000	193,409
British Sky Broadcasting Group plc
3.125%, 11/26/22§		400,000	372,224
British Telecommunications plc
1.625%, 6/28/16		$250,000	$251,308
5.950%, 1/15/18		100,000	114,769
Diageo Capital plc
5.500%, 9/30/16		300,000	340,013
Ensco plc
3.250%, 3/15/16		50,000	52,312
GlaxoSmithKline Capital plc
1.500%, 5/8/17		200,000	198,624
Heathrow Funding Ltd.
4.600%, 2/15/18 (m)	EUR	1,501,000	2,193,517
HSBC Holdings plc
5.100%, 4/5/21		$400,000	438,504
Jaguar Land Rover Automotive plc
8.250%, 3/15/20 (m)	GBP	450,000	744,315
Nationwide Building Society
3.125%, 4/3/17	EUR	600,000	813,471
Phones4u Finance plc
9.500%, 4/1/18 (m)	GBP	400,000	617,506
Rio Tinto Finance USA plc
3.500%, 3/22/22		$300,000	286,815
Royal Bank of Scotland plc
5.625%, 8/24/20		250,000	270,635
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,477,660
Vedanta Resources plc
6.000%, 1/31/19§(b)		$200,000	190,500
Virgin Media Finance plc
8.875%, 10/15/19	GBP	384,000	633,689
Vodafone Group plc
5.450%, 6/10/19		$300,000	337,999
2.950%, 2/19/23		250,000	230,375

Total United Kingdom			14,153,603

United States (62.9%)
ABB Finance USA, Inc.
2.875%, 5/8/22		250,000	238,710
AbbVie, Inc.
2.000%, 11/6/18§		350,000	339,539
2.900%, 11/6/22§		350,000	321,960
ACE INA Holdings, Inc.
2.600%, 11/23/15		250,000	258,182
Actavis, Inc.
3.250%, 10/1/22		200,000	187,061
ADT Corp.
3.500%, 7/15/22		100,000	91,748
Aetna, Inc.
6.000%, 6/15/16		400,000	453,048
Aflac, Inc.
2.650%, 2/15/17		400,000	411,126
Agilent Technologies, Inc.
3.875%, 7/15/23		150,000	144,663
Alcoa, Inc.
6.150%, 8/15/20		100,000	102,060
5.870%, 2/23/22		200,000	196,640
Allstate Corp.
3.150%, 6/15/23		250,000	240,475
Altria Group, Inc.
9.700%, 11/10/18		51,000	67,523
9.250%, 8/6/19		169,000	223,776
2.950%, 5/2/23		250,000	231,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Co.
7.000%, 3/19/18	$275,000	$330,272
2.650%, 12/2/22	540,000	495,177
American Express Credit Corp.
1.750%, 6/12/15	350,000	354,319
American International Group, Inc.
5.050%, 10/1/15	100,000	108,360
5.850%, 1/16/18	250,000	280,850
8.250%, 8/15/18	550,000	681,175
American Tower Corp.
5.050%, 9/1/20	300,000	315,769
Ameriprise Financial, Inc.
5.300%, 3/15/20	250,000	285,982
Amgen, Inc.
2.300%, 6/15/16	50,000	51,463
3.450%, 10/1/20	500,000	505,915
3.625%, 5/15/22	150,000	149,096
Anadarko Petroleum Corp.
5.950%, 9/15/16	500,000	561,324
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	100,000	112,073
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,071
5.375%, 1/15/20	450,000	519,820
4.375%, 2/15/21	125,000	135,864
2.625%, 1/17/23	250,000	232,828
Aon Corp.
5.000%, 9/30/20	300,000	327,401
Apache Corp.
5.625%, 1/15/17	225,000	252,813
Apple, Inc.
1.000%, 5/3/18	250,000	238,650
Applied Materials, Inc.
4.300%, 6/15/21	200,000	211,175
Associates Corp. of North America
6.950%, 11/1/18	100,000	119,502
AT&T, Inc.
5.625%, 6/15/16	100,000	111,910
5.500%, 2/1/18	170,000	194,862
5.800%, 2/15/19	500,000	577,806
3.875%, 8/15/21	300,000	309,600
2.625%, 12/1/22	250,000	228,700
Atmos Energy Corp.
8.500%, 3/15/19	150,000	197,452
Autodesk, Inc.
1.950%, 12/15/17	75,000	72,840
AutoZone, Inc.
4.000%, 11/15/20	250,000	254,309
Avon Products, Inc.
4.600%, 3/15/20	200,000	201,321
Baltimore Gas & Electric Co.
5.900%, 10/1/16	250,000	282,616
Bank of America Corp.
4.750%, 8/1/15	300,000	318,585
5.250%, 12/1/15	100,000	106,839
1.250%, 1/11/16	500,000	492,740
3.750%, 7/12/16	150,000	157,166
5.625%, 10/14/16	300,000	330,788
5.650%, 5/1/18	1,040,000	1,153,076
7.625%, 6/1/19	500,000	598,458
5.625%, 7/1/20	500,000	549,435
Bank of New York Mellon Corp.
0.700%, 10/23/15	$150,000	$149,527
4.150%, 2/1/21	300,000	320,975
Baxter International, Inc.
4.625%, 3/15/15	100,000	106,427
5.375%, 6/1/18	300,000	343,934
BB&T Corp.
3.200%, 3/15/16	500,000	524,973
Beam, Inc.
5.375%, 1/15/16	72,000	78,549
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	212,546
5.300%, 10/30/15	100,000	109,205
4.650%, 7/2/18	200,000	215,968
BellSouth Corp.
5.200%, 9/15/14	50,000	52,561
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	530,000	564,776
3.000%, 5/15/22	250,000	241,920
Boeing Capital Corp.
2.900%, 8/15/18	250,000	259,864
Boston Properties LP
5.000%, 6/1/15	340,000	364,176
5.625%, 11/15/20	265,000	298,279
Boston Scientific Corp.
4.500%, 1/15/15	200,000	209,342
Bristol-Myers Squibb Co.
2.000%, 8/1/22	250,000	225,267
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	423,498
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	230,473
3.050%, 3/15/22	250,000	242,417
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	283,329
Capital One Financial Corp.
2.125%, 7/15/14	125,000	126,465
Cardinal Health, Inc.
3.200%, 6/15/22	200,000	189,026
Caterpillar Financial Services Corp.
5.500%, 3/15/16	200,000	223,727
7.150%, 2/15/19	160,000	198,833
Caterpillar, Inc.
2.600%, 6/26/22	150,000	140,795
CBS Corp.
5.750%, 4/15/20	250,000	284,056
Celgene Corp.
3.950%, 10/15/20	50,000	51,296
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	250,000	325,106
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	187,244
CF Industries, Inc.
7.125%, 5/1/20	150,000	180,026
Charles Schwab Corp.
3.225%, 9/1/22	500,000	484,005
Chevron Corp.
3.191%, 6/24/23	200,000	199,075
Chubb Corp.
6.375%, 3/29/67 (l)	100,000	108,000
Cigna Corp.
4.500%, 3/15/21	250,000	268,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Cintas Corp. No. 2
2.850%, 6/1/16	$300,000	$312,562
Cisco Systems, Inc.
4.450%, 1/15/20	500,000	554,045
Citigroup, Inc.
5.500%, 10/15/14	500,000	524,743
4.587%, 12/15/15	350,000	374,256
5.300%, 1/7/16	250,000	269,375
1.300%, 4/1/16	500,000	493,006
5.850%, 8/2/16	200,000	223,650
6.125%, 11/21/17	500,000	566,376
1.750%, 5/1/18	250,000	239,255
8.500%, 5/22/19	500,000	629,460
5.375%, 8/9/20	100,000	110,312
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	436,478
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	150,000	135,104
CNA Financial Corp.
5.875%, 8/15/20	150,000	169,365
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	178,848
Coca-Cola Co.
1.800%, 9/1/16	200,000	204,002
3.150%, 11/15/20	450,000	460,919
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	100,000	141,705
Comcast Corp.
6.500%, 1/15/17	200,000	232,120
5.150%, 3/1/20	250,000	286,149
Comerica, Inc.
4.800%, 5/1/15	100,000	105,548
Commonwealth Edison Co.
3.400%, 9/1/21	400,000	413,224
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	250,000	271,947
ConAgra Foods, Inc.
3.200%, 1/25/23	250,000	238,811
Connecticut Light & Power Co.
2.500%, 1/15/23	250,000	231,925
ConocoPhillips Co.
2.400%, 12/15/22	250,000	229,200
Consolidated Edison Co. of New York, Inc. Series 08-A
5.850%, 4/1/18	350,000	409,843
Consumers Energy Co.
6.700%, 9/15/19	250,000	310,891
Corning, Inc.
4.250%, 8/15/20	150,000	163,341
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	114,219
COX Communications, Inc.
5.450%, 12/15/14	63,000	67,215
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	225,544
CRH America, Inc.
6.000%, 9/30/16	300,000	334,542
CSX Corp.
7.375%, 2/1/19	260,000	317,555
CVS Caremark Corp.
5.750%, 6/1/17	220,000	252,451
Danaher Corp.
2.300%, 6/23/16	$250,000	$257,066
3.900%, 6/23/21	100,000	105,797
Deere & Co.
4.375%, 10/16/19	350,000	390,517
2.600%, 6/8/22	100,000	95,015
Dell, Inc.
5.875%, 6/15/19	50,000	50,565
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	105,658
Devon Energy Corp.
4.000%, 7/15/21	300,000	307,588
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	103,940
4.600%, 2/15/21	500,000	519,807
Discover Bank/Delaware
7.000%, 4/15/20	250,000	291,725
Discovery Communications LLC
5.050%, 6/1/20	100,000	110,043
4.375%, 6/15/21	100,000	104,899
Dollar General Corp.
1.875%, 4/15/18	150,000	144,000
Dominion Resources, Inc.
8.875%, 1/15/19	387,000	505,003
Dover Corp.
4.300%, 3/1/21	250,000	271,424
Dow Chemical Co.
8.550%, 5/15/19	300,000	380,891
4.250%, 11/15/20	250,000	260,850
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	155,831
DTE Energy Co.
6.350%, 6/1/16	90,000	102,257
Duke Energy Corp.
5.050%, 9/15/19	435,000	482,111
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	104,224
Duke Realty LP
5.950%, 2/15/17	500,000	555,041
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	150,000	169,166
6.000%, 7/15/18	750,000	881,050
Eastman Chemical Co.
3.600%, 8/15/22	200,000	191,835
Eaton Corp.
2.750%, 11/2/22§	250,000	231,584
eBay, Inc.
3.250%, 10/15/20	100,000	103,205
Ecolab, Inc.
4.350%, 12/8/21	250,000	262,548
Edison International
3.750%, 9/15/17	50,000	52,773
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	200,000	230,280
Eli Lilly and Co.
5.200%, 3/15/17	100,000	113,014
Emerson Electric Co.
2.625%, 2/15/23	250,000	236,816
Energy Transfer Partners LP
4.650%, 6/1/21	400,000	407,750
Entergy Corp.
5.125%, 9/15/20	300,000	312,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
5.600%, 10/15/14	$920,000	$972,778
3.350%, 3/15/23	250,000	238,459
EOG Resources, Inc.
5.625%, 6/1/19	75,000	87,656
4.100%, 2/1/21	200,000	212,790
EQT Corp.
4.875%, 11/15/21	250,000	254,343
ERP Operating LP
5.250%, 9/15/14	255,000	267,582
Expedia, Inc.
5.950%, 8/15/20	150,000	158,625
Express Scripts Holding Co.
3.125%, 5/15/16	500,000	520,163
3.900%, 2/15/22	250,000	252,007
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,160,984
Federal Home Loan Bank
5.250%, 6/5/17	3,500,000	4,002,377
Federal Home Loan Mortgage Corp.
0.750%, 11/25/14	8,000,000	8,051,724
2.000%, 8/25/16	2,080,000	2,147,943
5.125%, 11/17/17	1,530,000	1,773,631
2.375%, 1/13/22	1,500,000	1,451,576
Federal National Mortgage Association
3.000%, 9/16/14	1,330,000	1,374,389
4.625%, 10/15/14	1,000,000	1,055,007
2.625%, 11/20/14	5,000,000	5,163,402
0.750%, 12/19/14	4,400,000	4,424,360
0.375%, 3/16/15	1,000,000	1,000,193
0.500%, 7/2/15	1,750,000	1,743,930
0.650%, 3/28/16	2,700,000	2,694,897
5.375%, 6/12/17	1,300,000	1,505,851
0.875%, 5/21/18	500,000	484,162
FedEx Corp.
2.625%, 8/1/22	50,000	46,186
Fidelity National Information Services, Inc.
3.500%, 4/15/23	200,000	179,380
Fifth Third Bancorp
3.625%, 1/25/16	400,000	422,293
Financing Corp. Fico
9.800%, 4/6/18	400,000	551,848
FirstEnergy Corp.
2.750%, 3/15/18	250,000	242,923
Fiserv, Inc.
4.750%, 6/15/21	150,000	157,300
Ford Motor Credit Co. LLC
2.750%, 5/15/15	350,000	354,795
2.500%, 1/15/16	250,000	250,925
1.700%, 5/9/16	250,000	245,325
4.250%, 2/3/17	500,000	520,850
3.000%, 6/12/17	200,000	200,140
5.875%, 8/2/21	350,000	380,625
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 3/15/20§	250,000	229,007
3.550%, 3/1/22	250,000	227,478
Gap, Inc.
5.950%, 4/12/21	150,000	165,914
GATX Corp.
2.375%, 7/30/18	250,000	244,699
General Dynamics Corp.
3.875%, 7/15/21	100,000	104,849
2.250%, 11/15/22	$150,000	$135,832
General Electric Capital Corp.
4.875%, 3/4/15	300,000	318,987
2.250%, 11/9/15	250,000	254,999
1.000%, 1/8/16	500,000	496,986
5.000%, 1/8/16	100,000	108,859
5.400%, 2/15/17	300,000	332,536
5.625%, 9/15/17	100,000	113,094
5.300%, 2/11/21	700,000	768,733
3.100%, 1/9/23	200,000	188,142
6.375%, 11/15/67 (l)	200,000	203,000
General Electric Co.
5.250%, 12/6/17	200,000	224,772
2.700%, 10/9/22	200,000	189,156
General Mills, Inc.
5.650%, 2/15/19	250,000	290,725
Genworth Holdings, Inc.
7.200%, 2/15/21	250,000	280,249
Georgia Power Co.
3.000%, 4/15/16	250,000	263,009
Gilead Sciences, Inc.
4.400%, 12/1/21	300,000	321,714
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	250,000	289,043
2.800%, 3/18/23	250,000	236,809
Goldman Sachs Group, Inc.
5.125%, 1/15/15	400,000	421,004
5.750%, 10/1/16	600,000	667,147
5.625%, 1/15/17	550,000	595,273
6.150%, 4/1/18	750,000	843,882
6.000%, 6/15/20	500,000	560,455
3.625%, 1/22/23	150,000	143,439
Google, Inc.
2.125%, 5/19/16	200,000	207,147
Great Plains Energy, Inc.
4.850%, 6/1/21	100,000	106,499
GTE Corp.
6.840%, 4/15/18	100,000	118,383
Halliburton Co.
3.250%, 11/15/21	400,000	403,888
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	165,839
HCP, Inc.
3.750%, 2/1/16	100,000	105,559
6.000%, 1/30/17	255,000	285,816
2.625%, 2/1/20	250,000	235,976
Health Care REIT, Inc.
3.625%, 3/15/16	100,000	104,724
4.700%, 9/15/17	500,000	544,709
Hewlett-Packard Co.
2.350%, 3/15/15	500,000	507,708
5.500%, 3/1/18	600,000	666,096
Hillshire Brands Co.
2.750%, 9/15/15	250,000	255,529
Historic TW, Inc.
6.875%, 6/15/18	100,000	120,587
Home Depot, Inc.
5.400%, 3/1/16	500,000	556,021
Honeywell International, Inc.
5.400%, 3/15/16	400,000	444,598
5.300%, 3/1/18	170,000	193,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Hospitality Properties Trust
6.300%, 6/15/16		$257,000	$282,408
HSBC Finance Corp.
5.500%, 1/19/16		350,000	384,395
6.676%, 1/15/21		222,000	245,654
HSBC USA, Inc.
1.625%, 1/16/18		200,000	195,136
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	106,731
Intel Corp.
3.300%, 10/1/21		250,000	249,450
2.700%, 12/15/22		200,000	185,560
International Business Machines Corp.
0.450%, 5/6/16		350,000	343,413
5.700%, 9/14/17		800,000	927,147
International Paper Co.
7.500%, 8/15/21		250,000	305,761
4.750%, 2/15/22		150,000	156,761
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	666,253
Jefferies Group LLC
5.125%, 4/13/18		$200,000	209,159
JPMorgan Chase & Co.
4.750%, 3/1/15		100,000	106,266
5.150%, 10/1/15		300,000	324,286
1.125%, 2/26/16		500,000	490,075
6.000%, 1/15/18		1,000,000	1,134,175
1.625%, 5/15/18		250,000	239,665
4.250%, 10/15/20		1,000,000	1,033,003
3.250%, 9/23/22		800,000	753,811
3.200%, 1/25/23		350,000	331,296
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		300,000	340,742
Juniper Networks, Inc.
4.600%, 3/15/21		100,000	102,394
Kellogg Co.
4.000%, 12/15/20		250,000	262,698
KeyBank N.A./Ohio
5.800%, 7/1/14		100,000	104,909
KeyCorp
5.100%, 3/24/21		200,000	222,710
Kimberly-Clark Corp.
4.875%, 8/15/15		600,000	648,680
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		400,000	474,350
Kraft Foods Group, Inc.
5.375%, 2/10/20		261,000	294,606
Kroger Co.
6.150%, 1/15/20		250,000	291,919
L-3 Communications Corp.
3.950%, 11/15/16		150,000	158,262
4.950%, 2/15/21		150,000	157,489
LG&E and KU Energy LLC
3.750%, 11/15/20		200,000	203,642
Liberty Property LP
4.125%, 6/15/22		150,000	150,358
Life Technologies Corp.
5.000%, 1/15/21		200,000	214,951
Lincoln National Corp.
4.850%, 6/24/21		150,000	159,128
Lockheed Martin Corp.
4.250%, 11/15/19		300,000	321,141
Lorillard Tobacco Co.
6.875%, 5/1/20		$100,000	$114,574
Lowe’s Cos., Inc.
5.400%, 10/15/16		150,000	169,290
Lubrizol Corp.
5.500%, 10/1/14		100,000	105,665
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	314,250
Marathon Oil Corp.
2.800%, 11/1/22		200,000	185,468
Marathon Petroleum Corp.
5.125%, 3/1/21		250,000	274,638
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	266,828
McDonald’s Corp.
5.350%, 3/1/18		200,000	228,758
McKesson Corp.
3.250%, 3/1/16		350,000	367,965
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	118,674
4.125%, 9/15/20		200,000	205,741
Medtronic, Inc.
4.450%, 3/15/20		250,000	271,689
2.750%, 4/1/23		150,000	139,875
Mellon Funding Corp.
5.000%, 12/1/14		100,000	105,672
Merck & Co., Inc.
4.750%, 3/1/15		300,000	320,871
1.300%, 5/18/18		250,000	242,604
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		650,000	730,606
MetLife, Inc.
6.817%, 8/15/18		180,000	217,846
4.750%, 2/8/21		200,000	216,600
Microsoft Corp.
1.000%, 5/1/18		300,000	291,117
3.000%, 10/1/20		150,000	154,004
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		150,000	174,382
Mondelez International, Inc.
5.375%, 2/10/20		239,000	267,038
Moody’s Corp.
4.500%, 9/1/22		50,000	49,933
Morgan Stanley
3.800%, 4/29/16		150,000	155,573
4.750%, 3/22/17		250,000	264,213
6.625%, 4/1/18		600,000	679,446
7.300%, 5/13/19		750,000	870,135
5.750%, 1/25/21		500,000	541,660
3.750%, 2/25/23		150,000	142,265
Motorola Solutions, Inc.
3.750%, 5/15/22		150,000	146,499
Murphy Oil Corp.
3.700%, 12/1/22		200,000	185,913
Murray Street Investment Trust I
4.647%, 3/9/17 (e)		250,000	263,512
Nabors Industries, Inc.
4.625%, 9/15/21		250,000	245,424
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	212,350
National Oilwell Varco, Inc.
2.600%, 12/1/22		300,000	280,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	$200,000	$228,795
NBCUniversal Media LLC
4.375%, 4/1/21	400,000	431,789
2.875%, 1/15/23	250,000	238,151
NetApp, Inc.
2.000%, 12/15/17	100,000	97,220
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	106,028
Newmont Mining Corp.
3.500%, 3/15/22	250,000	213,274
News America, Inc.
5.650%, 8/15/20	150,000	170,930
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	150,000	174,293
Noble Energy, Inc.
4.150%, 12/15/21	250,000	257,079
Norfolk Southern Corp.
5.900%, 6/15/19	275,000	324,147
Northrop Grumman Corp.
3.500%, 3/15/21	50,000	51,080
Occidental Petroleum Corp.
4.125%, 6/1/16	400,000	433,628
2.700%, 2/15/23	250,000	230,340
Omnicom Group, Inc.
5.900%, 4/15/16	100,000	111,650
4.450%, 8/15/20	100,000	104,160
3.625%, 5/1/22	50,000	47,930
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	300,000	323,490
ONEOK Partners LP
8.625%, 3/1/19	250,000	314,403
ONEOK, Inc.
4.250%, 2/1/22	250,000	244,771
Oracle Corp.
3.750%, 7/8/14	250,000	258,249
5.750%, 4/15/18	500,000	581,250
2.500%, 10/15/22	200,000	184,746
Pacific Gas & Electric Co.
8.250%, 10/15/18	100,000	129,088
3.500%, 10/1/20	150,000	155,211
Pemex Project Funding Master Trust
5.750%, 3/1/18	950,000	1,040,250
PepsiCo, Inc.
5.000%, 6/1/18	250,000	282,255
7.900%, 11/1/18	50,000	63,611
3.125%, 11/1/20	400,000	405,946
Pfizer, Inc.
4.650%, 3/1/18	100,000	113,188
6.200%, 3/15/19	250,000	300,796
Philip Morris International, Inc.
5.650%, 5/16/18	200,000	230,597
Phillips 66
2.950%, 5/1/17	150,000	153,848
Pitney Bowes, Inc.
4.750%, 5/15/18	100,000	102,250
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	210,000	249,679
PNC Funding Corp.
3.625%, 2/8/15	100,000	104,260
5.250%, 11/15/15	$200,000	$217,715
5.125%, 2/8/20	500,000	546,907
PPL Capital Funding, Inc.
4.200%, 6/15/22	125,000	129,704
Precision Castparts Corp.
2.500%, 1/15/23	100,000	93,478
Pride International, Inc.
8.500%, 6/15/19	200,000	253,341
Procter & Gamble Co.
4.850%, 12/15/15	100,000	109,709
4.700%, 2/15/19	350,000	392,918
Progress Energy, Inc.
4.400%, 1/15/21	250,000	265,728
Progressive Corp.
3.750%, 8/23/21	150,000	155,568
ProLogis LP
4.500%, 8/15/17	100,000	105,645
6.875%, 3/15/20	250,000	290,626
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	209,839
7.375%, 6/15/19	400,000	489,214
PSEG Power LLC
5.500%, 12/1/15	225,000	246,150
Quest Diagnostics, Inc.
3.200%, 4/1/16	500,000	513,551
Raytheon Co.
3.125%, 10/15/20	250,000	250,984
Realty Income Corp.
3.250%, 10/15/22	150,000	136,878
Republic Services, Inc.
5.250%, 11/15/21	250,000	275,247
Reynolds American, Inc.
3.250%, 11/1/22	150,000	139,795
Roper Industries, Inc.
3.125%, 11/15/22	200,000	189,171
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	77,294
Ryder System, Inc.
3.500%, 6/1/17	200,000	208,641
Safeway, Inc.
5.000%, 8/15/19	115,000	122,222
3.950%, 8/15/20	50,000	48,793
Simon Property Group LP
6.100%, 5/1/16	120,000	135,933
5.650%, 2/1/20	500,000	570,238
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,559
Southwest Airlines Co.
5.125%, 3/1/17	100,000	109,187
Southwestern Electric Power Co.
6.450%, 1/15/19	150,000	174,102
Southwestern Energy Co.
4.100%, 3/15/22	250,000	247,993
Stanley Black & Decker, Inc.
2.900%, 11/1/22	150,000	140,280
State of California, Various Purposes, General Obligation Bonds
3.950%, 11/1/15	250,000	267,762
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	500,000	544,130
5.877%, 3/1/19	100,000	109,319
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	110,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
State Street Corp.
4.375%, 3/7/21	$200,000	$217,225
SunTrust Banks, Inc.
3.600%, 4/15/16	150,000	158,611
3.500%, 1/20/17	250,000	262,447
Target Corp.
6.000%, 1/15/18	250,000	292,665
Tennessee Valley Authority
5.500%, 7/18/17	1,800,000	2,090,500
6.250%, 12/15/17	100,000	121,445
4.500%, 4/1/18	250,000	283,583
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	425,000	416,296
Time Warner Cable, Inc.
8.250%, 4/1/19	720,000	864,864
Time Warner, Inc.
4.700%, 1/15/21	500,000	532,150
Toyota Motor Credit Corp.
2.800%, 1/11/16	500,000	521,198
0.800%, 5/17/16	150,000	148,831
3.300%, 1/12/22	250,000	248,888
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	347,619
Tyson Foods, Inc.
4.500%, 6/15/22	200,000	204,125
U.S. Bancorp/Minnesota
2.200%, 11/15/16	500,000	512,935
U.S. Bank N.A./Ohio
4.950%, 10/30/14	100,000	105,424
4.800%, 4/15/15	100,000	107,326
U.S. Treasury Bonds
8.500%, 2/15/20	300,000	427,052
U.S. Treasury Notes
0.625%, 7/15/14	2,000,000	2,008,750
0.250%, 8/31/14	2,000,000	2,000,867
2.375%, 8/31/14	3,788,000	3,882,966
0.250%, 9/15/14	10,500,000	10,503,692
0.250%, 10/31/14	8,000,000	8,003,000
2.375%, 10/31/14	4,725,000	4,859,736
2.125%, 11/30/14	5,000,000	5,132,910
0.125%, 12/31/14	4,000,000	3,992,750
0.250%, 2/15/15	3,700,000	3,697,832
4.000%, 2/15/15	600,000	635,956
0.375%, 4/15/15	2,000,000	2,001,766
2.500%, 4/30/15	5,590,000	5,810,325
0.250%, 5/15/15	3,000,000	2,995,078
4.125%, 5/15/15	2,200,000	2,355,195
1.875%, 6/30/15	3,000,000	3,090,023
1.750%, 7/31/15	12,910,000	13,275,010
0.250%, 8/15/15	7,000,000	6,975,938
1.250%, 9/30/15	3,500,000	3,563,656
1.250%, 10/31/15	8,000,000	8,147,250
0.375%, 11/15/15	3,000,000	2,993,297
2.125%, 12/31/15	5,000,000	5,200,273
2.625%, 4/30/16	3,095,000	3,268,344
5.125%, 5/15/16	8,620,000	9,723,562
1.750%, 5/31/16	7,720,000	7,962,335
1.500%, 6/30/16	3,000,000	3,072,422
4.875%, 8/15/16	1,400,000	1,579,397
1.000%, 8/31/16	4,500,000	4,534,594
0.875%, 12/31/16	5,500,000	5,496,691
3.250%, 3/31/17	1,080,000	1,170,787
0.875%, 4/30/17	$4,000,000	$3,980,156
4.500%, 5/15/17	4,300,000	4,869,985
0.625%, 5/31/17	2,700,000	2,657,116
2.750%, 5/31/17	3,000,000	3,198,727
2.500%, 6/30/17	5,290,000	5,589,174
4.750%, 8/15/17	7,390,000	8,482,219
0.625%, 8/31/17	4,500,000	4,407,610
1.875%, 8/31/17	4,320,000	4,450,916
1.875%, 9/30/17	5,700,000	5,869,219
0.750%, 10/31/17	3,000,000	2,943,516
1.875%, 10/31/17	2,900,000	2,983,851
4.250%, 11/15/17	2,830,000	3,201,172
0.750%, 12/31/17	8,500,000	8,315,390
2.750%, 12/31/17	5,720,000	6,100,246
0.750%, 2/28/18	4,000,000	3,902,031
2.750%, 2/28/18	2,500,000	2,667,520
0.625%, 4/30/18	7,500,000	7,248,047
2.625%, 4/30/18	2,500,000	2,651,543
1.500%, 8/31/18	2,000,000	2,005,578
1.375%, 2/28/19	1,300,000	1,285,761
3.625%, 8/15/19	2,245,000	2,500,597
3.375%, 11/15/19	3,910,000	4,302,344
3.625%, 2/15/20	2,690,000	3,000,716
3.500%, 5/15/20	3,070,000	3,396,523
1.375%, 5/31/20	1,700,000	1,640,646
2.625%, 8/15/20	1,000,000	1,044,969
2.625%, 11/15/20	6,320,000	6,585,094
3.625%, 2/15/21	5,030,000	5,590,688
3.125%, 5/15/21	3,850,000	4,134,148
2.125%, 8/15/21	500,000	497,938
2.000%, 11/15/21	5,250,000	5,159,027
2.000%, 2/15/22	1,300,000	1,271,441
1.750%, 5/15/22	1,500,000	1,430,285
1.625%, 8/15/22	4,000,000	3,752,812
1.625%, 11/15/22	1,000,000	933,477
2.000%, 2/15/23	7,300,000	7,025,338
1.750%, 5/15/23	1,200,000	1,123,856
Unilever Capital Corp.
2.750%, 2/10/16	400,000	417,777
Union Pacific Corp.
5.700%, 8/15/18	250,000	290,006
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	202,295
United Technologies Corp.
4.875%, 5/1/15	50,000	53,823
6.125%, 2/1/19	287,000	339,848
3.100%, 6/1/22	150,000	147,916
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	222,336
6.000%, 2/15/18	150,000	176,079
URS Corp.
4.350%, 4/1/17§	150,000	154,914
Valero Energy Corp.
6.125%, 2/1/20	150,000	174,206
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	100,665
Verizon Communications, Inc.
5.500%, 2/15/18	250,000	282,708
8.750%, 11/1/18	389,000	502,271
2.450%, 11/1/22	250,000	225,250
Viacom, Inc.
1.250%, 2/27/15	250,000	251,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/1/17	$250,000	$262,711
3.875%, 12/15/21	200,000	201,695
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	110,531
Wachovia Corp.
5.750%, 6/15/17	500,000	563,859
Walgreen Co.
3.100%, 9/15/22	50,000	47,150
Wal-Mart Stores, Inc.
3.625%, 7/8/20	300,000	315,557
3.250%, 10/25/20	300,000	308,930
Walt Disney Co.
3.750%, 6/1/21	50,000	52,223
Waste Management, Inc.
7.375%, 3/11/19	83,000	99,735
WellPoint, Inc.
5.250%, 1/15/16	500,000	546,938
Wells Fargo & Co.
5.125%, 9/15/16	100,000	110,232
5.625%, 12/11/17	700,000	796,909
1.500%, 1/16/18	250,000	243,940
3.500%, 3/8/22	150,000	150,367
3.450%, 2/13/23	250,000	238,010
Western Union Co.
5.930%, 10/1/16	100,000	110,842
Williams Partners LP
4.125%, 11/15/20	400,000	395,659
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	200,156
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	145,875
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	277,342
Xerox Corp.
4.250%, 2/15/15	500,000	522,026
2.950%, 3/15/17	250,000	251,820
6.350%, 5/15/18	100,000	114,264
Yum! Brands, Inc.
3.875%, 11/1/20	200,000	203,094
Zoetis, Inc.
3.250%, 2/1/23§	225,000	212,651

Total United States		436,795,526

Total Investments (98.9%) (Cost $680,417,547)		687,004,303
Other Assets Less Liabilities (1.1%)		7,807,045

Net Assets (100%)		$694,811,348

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $14,469,524 or 2.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $23,997,136 or 3.5% of net assets.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
ZAR	— South African Rand

At June 30, 2013 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/18/13	JPMorgan Chase Bank	8,000	10,557	$10,413,847	$10,557,440	$(143,593)
European Union Euro vs. U.S. Dollar, expiring 7/18/13	JPMorgan Chase Bank	4,289	5,700	5,582,633	5,700,000	(117,367)
European Union Euro vs. Hungarian Forint, expiring 8/14/13#	JPMorgan Chase Bank	5,533	1,637,500	7,202,922	7,194,134	8,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/31/13	JPMorgan Chase Bank	1,235,000	12,460	$12,453,486	$12,460,437	$(6,951)
Japanese Yen vs. U.S. Dollar, expiring 7/31/13	JPMorgan Chase Bank	1,000,000	10,347	10,083,794	10,347,136	(263,342)
Japanese Yen vs. U.S. Dollar, expiring 8/7/13	JPMorgan Chase Bank	1,425,000	14,604	14,369,894	14,603,776	(233,882)
Japanese Yen vs. New Zealand Dollar, expiring 9/13/13#	JPMorgan Chase Bank	990,187	13,000	9,987,145	10,020,654	(33,509)
Japanese Yen vs. Australian Dollar, expiring 9/18/13#	JPMorgan Chase Bank	1,953,592	21,580	19,704,764	19,621,160	83,604
U.S. Dollar vs. European Union Euro, expiring 7/18/13	JPMorgan Chase Bank	3,141	2,400	3,141,288	3,124,154	17,134
U.S. Dollar vs. European Union Euro, expiring 7/18/13	JPMorgan Chase Bank	404	310	404,024	403,537	487
U.S. Dollar vs. European Union Euro, expiring 7/18/13	JPMorgan Chase Bank	1,621	1,250	1,621,100	1,627,164	(6,064)
U.S. Dollar vs. Swedish Krona, expiring 7/30/13	JPMorgan Chase Bank	4,432	29,180	4,432,225	4,348,328	83,897
U.S. Dollar vs. Swedish Krona, expiring 7/30/13	JPMorgan Chase Bank	6,654	43,850	6,654,059	6,534,414	119,645
U.S. Dollar vs. Thailand Baht, expiring 7/29/13	State Street Bank & Trust	6,479	190,000	6,479,224	6,116,500	362,724
U.S. Dollar vs. South African Rand, expiring 7/31/13	JPMorgan Chase Bank	6,779	62,800	6,779,368	6,325,424	453,944
U.S. Dollar vs. Poland Zloty, expiring 8/21/13	JPMorgan Chase Bank	10,835	35,450	10,834,683	10,634,477	200,206
U.S. Dollar vs. British Pound, expiring 8/28/13	JPMorgan Chase Bank	2,413	1,600	2,413,020	2,432,554	(19,534)
U.S. Dollar vs. Japanese Yen, expiring 7/31/13	JPMorgan Chase Bank	5,426	515,000	5,425,896	5,193,154	232,742
U.S. Dollar vs. Canadian Dollar, expiring 9/4/13	JPMorgan Chase Bank	10,074	10,600	10,074,130	10,062,916	11,214

						$750,143

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at June 30, 2013 of the currency being purchased, and the U.S. $ Settlement Value is the value at June 30, 2013 of the currency being sold.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$11,451,736	$—	$11,451,736
Consumer Staples	—	16,126,386	—	16,126,386
Energy	—	16,787,713	—	16,787,713
Financials	—	71,629,576	—	71,629,576
Health Care	—	11,670,369	—	11,670,369
Industrials	—	15,152,751	—	15,152,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$—	$8,138,016	$—	$8,138,016
Materials	—	9,171,699	—	9,171,699
Telecommunication Services	—	15,139,257	—	15,139,257
Utilities	—	15,208,275	—	15,208,275
Forward Currency Contracts	—	1,574,385	—	1,574,385
Government Securities
Foreign Governments	—	160,215,681	—	160,215,681
Municipal Bonds	—	1,193,158	—	1,193,158
Supranational	—	17,972,282	—	17,972,282
U.S. Government Agencies	—	38,586,274	—	38,586,274
U.S. Treasuries	—	278,561,130	—	278,561,130

Total Assets	$—	$688,578,688	$—	$688,578,688

Liabilities:
Forward Currency Contracts	$—	$(824,242)	$—	$(824,242)

Total Liabilities	$—	$(824,242)	$—	$(824,242)

Total	$—	$687,754,446	$—	$687,754,446

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,574,385
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,574,385

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(824,242)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(824,242)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(6,565,378)	—	(6,565,378)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(6,565,378)	$—	$(6,565,378)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	4,184,729	—	4,184,729
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$4,184,729	$—	$4,184,729

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $140,914,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received (Posted)	Net Amount
JPMorgan Chase Bank
Forward foreign currency contracts	$1,211,661	$(824,242)	$—	$387,419
State Street Bank & Trust
Forward foreign currency contracts	362,724	—	—	362,724

Total	$1,574,385	$(824,242)	$—	$750,143

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,516,801
Long-term U.S. government debt securities	35,190,910

$148,707,711

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$139,940,933
Long-term U.S. government debt securities	50,007,893

$189,948,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,496,853
Aggregate gross unrealized depreciation	(13,927,844)

Net unrealized appreciation	$6,569,009

Federal income tax cost of investments	$680,435,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $680,417,547)	$687,004,303
Cash	1,168,378
Foreign cash (Cost $986,865)	992,052
Receivable for securities sold	6,778,245
Dividends, interest and other receivables	6,461,155
Unrealized appreciation on forward foreign currency contracts	1,574,385
Receivable from Separate Accounts for Trust shares sold	90,412
Other assets	10,312

Total assets	704,079,242

LIABILITIES
Payable for securities purchased	7,030,743
Unrealized depreciation on forward foreign currency contracts	824,242
Payable to Separate Accounts for Trust shares redeemed	723,551
Investment management fees payable	317,946
Distribution fees payable - Class IB	114,196
Administrative fees payable	95,921
Distribution fees payable - Class IA	4,022
Accrued expenses	157,273

Total liabilities	9,267,894

NET ASSETS	$694,811,348

Net assets were comprised of:
Paid in capital	$680,857,394
Accumulated undistributed net investment income (loss)	2,708,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	3,983,824
Net unrealized appreciation (depreciation) on investments and foreign currency translations	7,261,194

Net assets	$694,811,348

Class IA
Net asset value, offering and redemption price per share, $19,200,480 / 2,015,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

Class IB
Net asset value, offering and redemption price per share, $540,810,390 / 56,910,774 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

Class K
Net asset value, offering and redemption price per share, $134,800,478 / 14,130,878 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest (net of $26,880 foreign withholding tax)	$10,512,984

EXPENSES
Investment management fees	2,032,230
Distribution fees - Class IB	725,882
Administrative fees	601,547
Custodian fees	47,358
Printing and mailing expenses	40,677
Professional fees	35,135
Distribution fees - Class IA	24,995
Trustees’ fees	10,505
Miscellaneous	21,577

Gross expenses	3,539,906
Less: Waiver from investment advisor	(4,015)

Net expenses	3,535,891

NET INVESTMENT INCOME (LOSS)	6,977,093

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,694,107
Foreign currency transactions	(6,415,060)

Net realized gain (loss)	1,279,047

Change in unrealized appreciation (depreciation) on:
Securities	(38,202,531)
Foreign currency translations	4,062,506

Net change in unrealized appreciation (depreciation)	(34,140,025)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,860,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,883,885)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,977,093	$14,596,228
Net realized gain (loss) on investments and foreign currency transactions	1,279,047	7,657,596
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,140,025)	7,302,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,883,885)	29,556,209

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(315,545)
Class IB	—	(8,793,790)
Class K	—	(2,319,698)

	—	(11,429,033)

Distributions from net realized capital gains
Class IA	—	(803,872)
Class IB	—	(23,157,774)
Class K	—	(5,162,042)

	—	(29,123,688)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,552,721)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 349,593 and 567,406 shares, respectively ]	3,432,727	5,752,006
Capital shares issued in reinvestment of dividends and distributions [ 0 and 112,434 shares, respectively ]	—	1,119,417
Capital shares repurchased [ (493,363) and (557,387) shares, respectively ]	(4,841,045)	(5,645,176)

Total Class IA transactions	(1,408,318)	1,226,247

Class IB
Capital shares sold [ 2,552,802 and 6,895,745 shares, respectively ]	24,964,533	69,740,998
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,217,225 shares, respectively ]	—	31,951,564
Capital shares repurchased [ (7,579,353) and (10,289,120) shares, respectively ]	(73,942,297)	(104,146,678)

Total Class IB transactions	(48,977,764)	(2,454,116)

Class K
Capital shares sold [ 995,452 and 2,015,635 shares, respectively ]	9,772,123	20,432,696
Capital shares issued in reinvestment of dividends and distributions [ 0 and 751,348 shares, respectively ]	—	7,481,740
Capital shares repurchased [ (894,375) and (27,591,208) shares, respectively ]	(8,767,668)	(277,797,380)

Total Class K transactions	1,004,455	(249,882,944)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,381,627)	(251,110,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,265,512)	(262,107,325)
NET ASSETS:
Beginning of period	770,076,860	1,032,184,185

End of period (a)	$694,811,348	$770,076,860

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,708,936	$(4,268,157)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.88	$10.04	$9.97	$9.66	$9.56		$10.77

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.19 (e)	0.21 (e)	0.28 (e)	0.34	(e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(0.44)	0.18	0.27	0.34	(0.12)		0.32 †

Total from investment operations	(0.35)	0.37	0.48	0.62	0.22		0.76

Less distributions:
Dividends from net investment income	—	(0.15)	(0.37)	(0.31)	(0.08)		(1.97)
Distributions from net realized gains	—	(0.38)	(0.04)	—	(0.04)		—

Total dividends and distributions	—	(0.53)	(0.41)	(0.31)	(0.12)		(1.97)

Net asset value, end of period	$9.53	$9.88	$10.04	$9.97	$9.66		$9.56

Total return (b)	(3.54)%	3.76%	4.78%	6.44%	2.27%		6.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,200	$21,325	$20,439	$807,035	$708,202		$511,658
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.97%	0.74%	0.74%	0.80%		0.86%
Before waivers (a)	1.01%	0.97%	0.74%	0.74%	0.80%		0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.84%	1.84%	2.05%	2.79%	3.58%		4.02%
Before waivers (a)	1.84%	1.84%	2.05%	2.79%	3.58%		4.02%
Portfolio turnover rate	20%	36%	86%	148%	159%		121%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.85	$10.01	$9.95	$9.63	$9.56		$10.76

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.18 (e)	0.21 (e)	0.25 (e)	0.23	(e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(0.44)	0.19	0.23	0.35	(0.04)		0.33 †

Total from investment operations	(0.35)	0.37	0.44	0.60	0.19		0.74

Less distributions:
Dividends from net investment income	—	(0.15)	(0.34)	(0.28)	(0.08)		(1.94)
Distributions from net realized gains	—	(0.38)	(0.04)	—	(0.04)		—

Total dividends and distributions	—	(0.53)	(0.38)	(0.28)	(0.12)		(1.94)

Net asset value, end of period	$9.50	$9.85	$10.01	$9.95	$9.63		$9.56

Total return (b)	(3.55)%	3.72%	4.41%	6.28%	1.96%		6.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$540,810	$610,175	$621,818	$573,902	$497,365		$493,198
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.01%	0.99%	0.99%	1.05%		1.11%
Before waivers (a)	1.01%	1.01%	0.99%	0.99%	1.05	%(c)	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.84%	1.80%	2.09%	2.55%	2.50%		3.73%
Before waivers (a)	1.84%	1.80%	2.09%	2.55%	2.50%		3.73%
Portfolio turnover rate	20%	36%	86%	148%	159%		121%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.88	$10.04	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.21 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.44)	0.18	(0.19)

Total from investment operations	(0.34)	0.39	(0.09)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.36)
Distributions from net realized gains	—	(0.38)	(0.04)

Total dividends and distributions	—	(0.55)	(0.40)

Net asset value, end of period	$9.54	$9.88	$10.04

Total return (b)	(3.44)%	3.97%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$134,800	$138,577	$389,927
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.76%	0.74%
Before waivers (a)	0.76%	0.76%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.09%	2.05%	2.94%
Before waivers (a)	2.09%	2.05%	2.94%
Portfolio turnover rate	20%	36%	86%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.9%
Information Technology	10.3
Consumer Staples	10.1
Consumer Discretionary	9.8
Industrials	8.9
Health Care	8.3
Energy	7.2
Materials	4.7
Telecommunication Services	3.8
Utilities	2.3
Cash and Other	16.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,050.00	$6.07
Hypothetical (5% average return before expenses)	1,000.00	1,018.87	5.98
Class IB
Actual	1,000.00	1,050.20	6.07
Hypothetical (5% average return before expenses)	1,000.00	1,018.87	5.98
Class K
Actual	1,000.00	1,051.70	4.80
Hypothetical (5% average return before expenses)	1,000.00	1,020.11	4.73

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.19%, 1.19% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
AGL Energy Ltd.	30,417	$402,803
ALS Ltd.	18,955	166,072
Alumina Ltd.*	132,164	119,058
Amcor Ltd.	67,707	627,883
AMP Ltd.	163,049	633,745
APA Group	44,133	241,767
Asciano Ltd.	54,769	251,447
ASX Ltd.	10,867	328,663
Aurizon Holdings Ltd.	108,429	412,521
Australia & New Zealand Banking Group Ltd.	151,191	3,951,806
Bendigo and Adelaide Bank Ltd.	21,488	197,894
BGP Holdings plc*†(b)	796,081	—
BHP Billiton Ltd.	177,978	5,106,088
Boral Ltd.	43,933	169,153
Brambles Ltd.	87,212	744,956
Caltex Australia Ltd.	7,899	130,394
CFS Retail Property Trust Group (REIT)	108,338	198,161
Coca-Cola Amatil Ltd.	31,970	371,617
Cochlear Ltd.	3,198	180,485
Commonwealth Bank of Australia	88,621	5,606,923
Computershare Ltd.	25,485	239,366
Crown Ltd.	22,992	254,641
CSL Ltd.	27,741	1,562,317
Dexus Property Group (REIT)	258,138	252,606
Echo Entertainment Group Ltd.	41,762	116,872
Federation Centres Ltd. (REIT)	72,578	157,312
Flight Centre Ltd.	3,529	126,935
Fortescue Metals Group Ltd.	89,200	247,997
Goodman Group (REIT)	91,791	409,664
GPT Group (REIT)	93,665	328,939
Harvey Norman Holdings Ltd.	32,214	75,126
Iluka Resources Ltd.	23,503	214,732
Incitec Pivot Ltd.	91,448	239,193
Insurance Australia Group Ltd.	116,677	580,486
Leighton Holdings Ltd.	8,797	124,300
Lend Lease Group	30,507	232,966
Macquarie Group Ltd.	16,411	628,413
Metcash Ltd.	49,804	160,330
Mirvac Group (REIT)	191,879	281,650
National Australia Bank Ltd.	129,602	3,517,896
Newcrest Mining Ltd.	42,877	387,034
Orica Ltd.	20,480	386,774
Origin Energy Ltd.	60,930	700,445
Qantas Airways Ltd.*	57,491	70,981
QBE Insurance Group Ltd.	66,475	917,392
Ramsay Health Care Ltd.	7,559	247,558
Rio Tinto Ltd.	24,439	1,170,505
Santos Ltd.	52,988	607,206
Seek Ltd.	16,137	133,856
Sonic Healthcare Ltd.	20,742	280,940
SP AusNet	93,733	100,725
Stockland Corp., Ltd. (REIT)	124,066	394,857
Suncorp Group Ltd.	72,185	786,920
Sydney Airport	15,147	46,822
Tabcorp Holdings Ltd.	38,958	108,669
Tatts Group Ltd.	78,106	226,439
Telstra Corp., Ltd.	244,289	$1,065,687
Toll Holdings Ltd.	38,276	186,228
Transurban Group	79,687	492,654
Treasury Wine Estates Ltd.	32,786	174,509
Wesfarmers Ltd.	56,108	2,032,017
Westfield Group (REIT)	115,240	1,205,693
Westfield Retail Trust (REIT)	162,816	461,600
Westpac Banking Corp.	170,826	4,511,891
Whitehaven Coal Ltd.	23,874	50,218
Woodside Petroleum Ltd.	35,863	1,148,276
Woolworths Ltd.	68,805	2,064,589
WorleyParsons Ltd.	11,541	205,713

		49,759,375

Austria (0.2%)
Andritz AG	4,124	211,634
Erste Group Bank AG	13,057	348,496
Immofinanz AG*	53,741	200,762
OMV AG	8,270	373,533
Raiffeisen Bank International AG*	2,572	74,992
Telekom Austria AG	11,646	73,733
Verbund AG	3,524	66,924
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,292	2,475,380
Voestalpine AG	6,335	223,713

		4,049,167

Belgium (0.3%)
Ageas	12,228	429,350
Anheuser-Busch InBev N.V.	44,189	3,933,698
Belgacom S.A.	8,693	195,018
Colruyt S.A.	4,140	217,736
Delhaize Group S.A.	5,696	352,100
Groupe Bruxelles Lambert S.A.	4,529	340,800
KBC Groep N.V.	12,194	454,028
Solvay S.A.	3,328	436,221
Telenet Group Holding N.V.	2,446	112,262
UCB S.A.	6,266	337,542
Umicore S.A.	6,337	263,376

		7,072,131

Bermuda (0.1%)
Nabors Industries Ltd.	14,575	223,143
Seadrill Ltd.	20,719	836,353

		1,059,496

Brazil (1.4%)
Banco Bradesco S.A. (Preference)	346,510	4,473,952
BRF S.A.	355,954	7,703,417
CCR S.A.	362,100	2,883,688
Cia de Bebidas das Americas (Preference) (ADR)	124,000	4,631,400
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
PDG Realty S.A. Empreendimentos e Participacoes*	782,700	729,610
Petroleo Brasileiro S.A.	106,914	711,051
Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	107,800	1,446,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleo Brasileiro S.A. (Preference)	402,642	$2,932,275
Raia Drogasil S.A.	162,900	1,576,911
Ultrapar Participacoes S.A.	105,300	2,519,064

		29,608,044

Chile (0.4%)
Empresa Nacional de Electricidad S.A.	989,078	1,454,269
S.A.C.I. Falabella	321,914	3,484,946
Sociedad Quimica y Minera de Chile S.A. (ADR)	57,100	2,306,840

		7,246,055

China (1.6%)
AAC Technologies Holdings, Inc.	38,000	214,594
Bank of China Ltd., Class H	16,309,000	6,707,758
China Construction Bank Corp., Class H	5,750,420	4,070,346
China Oilfield Services Ltd., Class H	1,096,000	2,145,071
China Pacific Insurance Group Co., Ltd., Class H	1,292,000	4,122,846
China Petroleum & Chemical Corp., Class H	2,184,000	1,537,463
China Shenhua Energy Co., Ltd., Class H	61,000	155,724
Chongqing Changan Automobile Co. Ltd., Class B	357,600	424,175
Qihoo 360 Technology Co., Ltd. (ADR)*	44,567	2,057,658
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	504,000	944,831
Sihuan Pharmaceutical Holdings Group Ltd.	961,000	631,907
Tencent Holdings Ltd.	146,700	5,753,720
Tsingtao Brewery Co., Ltd., Class H*	298,000	2,132,400
Uni-President China Holdings Ltd.	1,533,500	1,558,007
Yangzijiang Shipbuilding Holdings Ltd.	100,497	65,809

		32,522,309

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	64,200	1,249,466
Grupo de Inversiones Suramericana S.A. (Preference)	65,800	1,299,095

		2,548,561

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR) (b)(m)	48,083	1,794,938

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	202,300
A. P. Moller - Maersk A/S, Class B	73	522,839
Carlsberg A/S, Class B	6,002	$537,342
Coloplast A/S, Class B	6,395	358,583
Danske Bank A/S*	36,595	625,872
DSV A/S	10,880	265,255
Novo Nordisk A/S, Class B	22,387	3,488,873
Novozymes A/S, Class B	12,180	389,838
TDC A/S	39,147	317,270
Tryg A/S	1,280	105,503
William Demant Holding A/S*	1,401	115,868

		6,929,543

Finland (0.2%)
Elisa Oyj	7,658	149,620
Fortum Oyj	24,924	467,170
Kesko Oyj, Class B	3,763	104,624
Kone Oyj, Class B	8,736	694,213
Metso Oyj	7,300	248,193
Neste Oil Oyj	6,641	97,161
Nokia Oyj*	210,101	778,318
Nokian Renkaat Oyj	6,228	253,820
Orion Oyj, Class B	5,670	132,994
Pohjola Bank plc, Class A	7,244	106,455
Sampo Oyj, Class A	23,514	916,374
Stora Enso Oyj, Class R	30,965	207,574
UPM-Kymmene Oyj	29,474	288,887
Wartsila Oyj	9,411	409,512

		4,854,915

France (2.8%)
Accor S.A.	8,293	291,832
Aeroports de Paris S.A.	1,669	162,304
Air Liquide S.A.	17,411	2,150,042
Alstom S.A.*	11,568	378,846
Arkema S.A.	3,423	314,250
AtoS	2,941	218,281
AXA S.A.‡	99,156	1,948,257
BNP Paribas S.A.	54,583	2,982,238
Bouygues S.A.	10,606	270,722
Bureau Veritas S.A.	12,276	317,903
Cap Gemini S.A.	8,307	403,858
Carrefour S.A.	32,664	898,386
Casino Guichard Perrachon S.A.	3,106	290,969
CGG*	8,906	196,957
Christian Dior S.A.	3,059	493,737
Cie de Saint-Gobain S.A.	21,891	886,177
Cie Generale des Etablissements Michelin	10,099	903,087
CNP Assurances S.A.	8,494	121,895
Credit Agricole S.A.*	53,447	459,366
Danone S.A.	31,548	2,367,776
Dassault Systemes S.A.	3,427	419,222
Edenred	10,757	329,043
EDF S.A.	13,495	313,285
Essilor International S.A.	11,174	1,188,879
Eurazeo S.A.	1,619	86,750
European Aeronautic Defence and Space Co. N.V.	31,872	1,703,630
Eutelsat Communications S.A.	7,564	214,734
Fonciere des Regions (REIT)	1,536	115,242
France Telecom S.A.	103,993	983,815
GDF Suez S.A.	73,409	1,437,592
Gecina S.A. (REIT)	1,202	132,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Groupe Eurotunnel S.A. (Registered)	30,806	$234,336
ICADE (REIT)	1,236	102,065
Iliad S.A.	1,238	267,741
Imerys S.A.	1,999	122,489
J.C. Decaux S.A.	3,474	94,757
Kering	4,190	851,629
Klepierre S.A. (REIT)	5,745	226,433
Lafarge S.A.	10,478	644,292
Lagardere S.C.A.	6,797	189,333
Legrand S.A.	14,130	655,502
L’Oreal S.A.	13,245	2,176,595
LVMH Moet Hennessy Louis Vuitton S.A.	13,917	2,255,325
Natixis S.A.	49,600	207,631
Pernod-Ricard S.A.	11,878	1,317,123
Publicis Groupe S.A.	9,898	704,740
Remy Cointreau S.A.	1,273	135,079
Renault S.A.	10,786	725,847
Rexel S.A.	7,853	176,634
Safran S.A.	13,679	714,437
Sanofi S.A.	65,785	6,817,785
Schneider Electric S.A.	29,241	2,121,170
SCOR SE	7,825	240,121
Societe BIC S.A.	1,547	155,051
Societe Generale S.A.	39,181	1,346,399
Sodexo S.A.	5,291	440,770
Suez Environnement Co. S.A.	16,182	209,032
Technip S.A.	5,568	565,384
Thales S.A.	5,117	238,947
Total S.A.	117,279	5,725,371
Unibail-Rodamco SE (REIT)	5,308	1,236,739
Vallourec S.A.	5,796	293,287
Veolia Environnement S.A.	18,969	215,824
Vinci S.A.	25,849	1,297,235
Vivendi S.A.	65,822	1,246,603
Wendel S.A.	1,913	197,088
Zodiac Aerospace	1,936	256,283

		57,387,110

Germany (2.6%)
Adidas AG	11,735	1,269,952
Allianz SE (Registered)	25,068	3,662,691
Axel Springer AG	2,335	99,615
BASF SE	50,550	4,515,745
Bayer AG (Registered)	45,518	4,854,230
Bayerische Motoren Werke (BMW) AG	18,084	1,581,353
Bayerische Motoren Werke (BMW) AG (Preference)	2,823	193,024
Beiersdorf AG	5,657	493,350
Brenntag AG	2,926	444,467
Celesio AG	5,074	110,296
Commerzbank AG*	51,928	452,732
Continental AG	5,972	797,556
Daimler AG (Registered)	52,849	3,197,745
Deutsche Bank AG (Registered)	55,911	2,340,130
Deutsche Boerse AG	10,679	702,939
Deutsche Lufthansa AG (Registered)*	12,345	250,594
Deutsche Post AG (Registered)	49,758	1,236,735
Deutsche Telekom AG (Registered)	156,552	$1,826,647
E.ON SE	100,428	1,648,406
Fraport AG	1,956	118,339
Fresenius Medical Care AG & Co. KGaA	11,768	835,281
Fresenius SE & Co. KGaA	6,957	857,654
Fuchs Petrolub AG (Preference)	1,775	141,283
GEA Group AG	9,804	347,492
Hannover Rueckversicherung SE (Registered)	3,387	243,889
HeidelbergCement AG	7,893	530,854
Henkel AG & Co. KGaA	7,290	571,714
Henkel AG & Co. KGaA (Preference)	9,995	939,972
Hochtief AG	1,735	113,437
Hugo Boss AG	1,796	197,775
Infineon Technologies AG	60,977	510,354
K+S AG (Registered)	9,667	357,421
Kabel Deutschland Holding AG	4,865	534,339
Lanxess AG	4,670	281,322
Linde AG	10,136	1,891,292
MAN SE	1,769	193,190
Merck KGaA	3,627	552,603
Metro AG	7,282	230,520
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,806	1,804,827
Porsche Automobil Holding SE (Preference)	8,592	665,211
ProSiebenSat.1 Media AG (Preference)*	6,045	259,817
RWE AG	27,449	876,075
RWE AG (Preference)	2,329	71,999
SAP AG	50,659	3,709,800
Siemens AG (Registered)	43,813	4,428,317
Suedzucker AG	4,589	142,134
Telefonica Deutschland Holding AG	13,275	96,073
ThyssenKrupp AG*	21,655	425,486
United Internet AG (Registered)	6,527	184,233
Volkswagen AG	1,657	322,986
Volkswagen AG (Preference)	7,900	1,599,526

		53,713,422

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	11,736	91,657
OPAP S.A.	11,617	97,230

		188,887

Hong Kong (1.5%)
AIA Group Ltd.	663,000	2,808,072
ASM Pacific Technology Ltd.	14,300	157,546
Bank of East Asia Ltd.	65,800	237,119
Beijing Enterprises Holdings Ltd.	192,500	1,386,160
Belle International Holdings Ltd.	543,000	746,305
BOC Hong Kong Holdings Ltd.	207,500	638,066
Cathay Pacific Airways Ltd.	63,000	110,144
Cheung Kong Holdings Ltd.	78,000	1,057,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cheung Kong Infrastructure Holdings Ltd.	33,000	$219,970
China Mengniu Dairy Co., Ltd.	715,000	2,558,164
China Mobile Ltd.	443,500	4,631,675
China Overseas Grand Oceans Group Ltd.	529,000	675,228
China Overseas Land & Investment Ltd.	690,000	1,810,393
CLP Holdings Ltd.	96,500	780,729
First Pacific Co., Ltd.	124,000	132,856
Galaxy Entertainment Group Ltd.*	113,000	553,632
Hang Lung Properties Ltd.	126,000	439,438
Hang Seng Bank Ltd.	42,900	634,425
Henderson Land Development Co., Ltd.	58,300	348,024
HKT Trust/HKT Ltd.	107,000	102,640
Hong Kong & China Gas Co., Ltd.	321,714	786,444
Hong Kong Exchanges and Clearing Ltd.	57,500	868,129
Hopewell Holdings Ltd.	30,000	99,986
Hutchison Whampoa Ltd.	119,000	1,251,210
Hysan Development Co., Ltd.	37,000	160,526
Kerry Properties Ltd.	39,000	152,861
Li & Fung Ltd.	330,000	453,556
Link REIT (REIT)	127,000	624,680
MTR Corp., Ltd.	81,000	298,683
New World Development Co., Ltd.*	210,500	291,485
Noble Group Ltd.	210,181	160,849
NWS Holdings Ltd.	76,000	116,998
Orient Overseas International Ltd.	11,000	71,054
PCCW Ltd.	209,000	97,817
Power Assets Holdings Ltd.	78,000	672,791
Sands China Ltd.	135,587	638,947
Shangri-La Asia Ltd.	86,166	148,868
Sino Biopharmaceutical	2,404,000	1,559,056
Sino Land Co., Ltd.	163,400	230,056
SJM Holdings Ltd.	111,000	269,913
Sun Hung Kai Properties Ltd.	88,000	1,135,733
Swire Pacific Ltd., Class A	38,000	460,054
Swire Properties Ltd.	60,000	177,539
Wharf Holdings Ltd.	85,100	715,380
Wheelock & Co., Ltd.	50,000	250,772
Yue Yuen Industrial Holdings Ltd.	43,500	112,731

		31,834,665

Hungary (0.2%)
Richter Gedeon Nyrt.	22,241	3,332,324

India (1.8%)
ACC Ltd.	105,085	2,162,090
Asian Paints Ltd.	29,771	2,322,814
Glenmark Pharmaceuticals Ltd.	303,745	2,802,326
HCL Technologies Ltd.	152,473	1,991,065
HDFC Bank Ltd.	431,114	4,857,061
Idea Cellular Ltd.*	881,500	2,098,986
IndusInd Bank Ltd.	390,268	3,069,933
ING Vysya Bank Ltd.	142,671	1,489,814
ITC Ltd.	744,818	$4,065,321
Larsen & Toubro Ltd.	72,189	1,710,305
Reliance Industries Ltd.	108,996	1,582,162
Sun Pharmaceutical Industries Ltd.	152,079	2,588,734
Tata Consultancy Services Ltd.	136,763	3,493,929
Tata Steel Ltd.	176,063	811,060
Zee Entertainment Enterprises Ltd.	586,404	2,329,334

		37,374,934

Indonesia (1.0%)
Adaro Energy Tbk PT	10,526,500	912,120
Bank Tabungan Negara Persero Tbk PT	13,694,589	1,586,779
Gudang Garam Tbk PT	532,500	2,714,811
Harum Energy Tbk PT	2,846,500	867,573
Kalbe Farma Tbk PT	18,110,500	2,627,619
Matahari Department Store Tbk PT*	2,031,000	2,373,763
PT Bank Rakyat Indonesia (Persero) Tbk	2,394,000	1,869,370
PT Indosat Tbk*	6,014,500	3,181,474
PT Lippo Karawaci Tbk	20,934,000	3,206,013
Semen Indonesia Persero Tbk PT	1,138,000	1,960,685

		21,300,207

Ireland (0.5%)
Accenture plc, Class A	31,534	2,269,187
Bank of Ireland*	1,101,510	225,104
Covidien plc	22,839	1,435,203
CRH plc	40,334	816,387
Eaton Corp. plc	22,967	1,511,458
Elan Corp. plc*	28,200	394,779
Experian plc	56,374	980,031
Ingersoll-Rand plc	13,499	749,464
James Hardie Industries plc (CDI)	24,479	210,216
Kerry Group plc, Class A	8,464	467,128
Seagate Technology plc	15,450	692,623
Shire plc	30,201	957,728
XL Group plc	14,171	429,665

		11,138,973

Israel (0.2%)
Bank Hapoalim B.M.*	59,521	269,498
Bank Leumi Le-Israel B.M.*	74,404	247,498
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	157,436
Delek Group Ltd.	152	39,488
Israel Chemicals Ltd.	25,003	246,968
Israel Corp., Ltd.*	165	99,339
Mellanox Technologies Ltd.*	2,000	98,748
Mizrahi Tefahot Bank Ltd.*	5,142	51,596
NICE Systems Ltd.	3,043	110,592
Teva Pharmaceutical Industries Ltd.	46,935	1,814,150

		3,135,313

Italy (0.6%)
Assicurazioni Generali S.p.A.	65,503	1,144,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantia S.p.A.	18,582	$303,066
Banca Monte dei Paschi di Siena S.p.A.*	340,759	86,492
Enel Green Power S.p.A.	101,237	210,181
Enel S.p.A.	358,606	1,124,939
Eni S.p.A.	139,739	2,870,244
Exor S.p.A.	3,343	98,864
Fiat Industrial S.p.A.	48,020	535,357
Fiat S.p.A.*	47,905	334,849
Finmeccanica S.p.A.*	21,382	107,097
Intesa Sanpaolo S.p.A.	634,139	1,016,101
Luxottica Group S.p.A.	9,493	479,929
Mediobanca S.p.A.	30,082	156,625
Pirelli & C. S.p.A.	12,791	148,096
Prysmian S.p.A.	11,444	213,759
Saipem S.p.A.	14,854	241,491
Snam S.p.A.	108,826	495,787
Telecom Italia S.p.A.	574,021	398,991
Telecom Italia S.p.A. (RNC)	338,405	188,087
Terna Rete Elettrica Nazionale S.p.A.	80,487	334,413
UniCredit S.p.A.	237,036	1,110,119
Unione di Banche Italiane S.c.p.A.	46,232	167,415

		11,766,118

Japan (7.0%)
ABC-Mart, Inc.	1,600	62,432
Acom Co., Ltd.*	2,580	82,072
Advantest Corp.	8,000	131,639
Aeon Co., Ltd.	33,700	442,402
Aeon Credit Service Co., Ltd.	3,300	93,463
Aeon Mall Co., Ltd.	3,800	94,138
Air Water, Inc.	8,000	112,684
Aisin Seiki Co., Ltd.	10,800	413,249
Ajinomoto Co., Inc.	32,000	469,772
Alfresa Holdings Corp.	2,300	123,140
All Nippon Airways Co., Ltd.	63,000	130,853
Amada Co., Ltd.	21,000	138,687
Aozora Bank Ltd.	63,000	196,915
Asahi Glass Co., Ltd.	57,000	371,264
Asahi Group Holdings Ltd.	21,700	538,452
Asahi Kasei Corp.	71,000	469,611
Asics Corp.	7,900	125,135
Astellas Pharma, Inc.	24,900	1,353,206
Bank of Kyoto Ltd.	19,000	158,429
Bank of Yokohama Ltd.	69,000	356,201
Benesse Holdings, Inc.	3,900	140,578
Bridgestone Corp.	36,500	1,243,900
Brother Industries Ltd.	12,600	141,906
Calbee, Inc.	1,100	104,366
Canon, Inc.	62,100	2,025,544
Casio Computer Co., Ltd.	11,700	103,103
Central Japan Railway Co.	8,000	978,423
Chiba Bank Ltd.	42,000	286,267
Chiyoda Corp.	9,000	105,898
Chubu Electric Power Co., Inc.	36,200	513,180
Chugai Pharmaceutical Co., Ltd.	12,600	261,198
Chugoku Bank Ltd.	10,000	140,351
Chugoku Electric Power Co., Inc.	16,700	262,337
Citizen Holdings Co., Ltd.	15,700	87,697
Coca-Cola West Co., Ltd.	3,700	$65,658
Cosmo Oil Co., Ltd.*	28,000	51,664
Credit Saison Co., Ltd.	8,600	215,824
Dai Nippon Printing Co., Ltd.	31,000	283,495
Daicel Corp.	17,000	148,951
Daido Steel Co., Ltd.	15,000	76,074
Daihatsu Motor Co., Ltd.	10,000	189,554
Dai-ichi Life Insurance Co., Ltd.	476	687,268
Daiichi Sankyo Co., Ltd.	37,800	631,143
Daikin Industries Ltd.	13,200	533,696
Dainippon Sumitomo Pharma Co., Ltd.	8,400	111,035
Daito Trust Construction Co., Ltd.	4,100	386,519
Daiwa House Industry Co., Ltd.	28,000	522,565
Daiwa Securities Group, Inc.	93,400	784,455
DeNA Co., Ltd.	6,100	119,810
Denso Corp.	27,300	1,284,074
Dentsu, Inc.	10,186	352,268
Don Quijote Co., Ltd.	2,600	126,487
East Japan Railway Co.	18,437	1,433,245
Eisai Co., Ltd.	14,100	575,061
Electric Power Development Co., Ltd.	6,800	212,543
FamilyMart Co., Ltd.	3,300	140,744
FANUC Corp.	10,700	1,551,381
Fast Retailing Co., Ltd.	2,900	978,070
Fuji Electric Co., Ltd.	29,000	102,339
Fuji Heavy Industries Ltd.	33,000	813,521
Fujifilm Holdings Corp.	26,000	572,797
Fujitsu Ltd.	105,000	434,059
Fukuoka Financial Group, Inc.	45,000	191,470
Furukawa Electric Co., Ltd.	38,000	88,123
Gree, Inc.	4,900	43,477
GungHo Online Entertainment, Inc.*	180	196,007
Gunma Bank Ltd.	22,000	121,557
Hachijuni Bank Ltd.	24,000	140,351
Hakuhodo DY Holdings, Inc.	1,230	86,192
Hamamatsu Photonics KK	3,800	137,356
Hankyu Hanshin Holdings, Inc.	63,000	358,893
Hino Motors Ltd.	15,000	220,206
Hirose Electric Co., Ltd.	1,600	211,010
Hiroshima Bank Ltd.	24,000	102,359
Hisamitsu Pharmaceutical Co., Inc.	3,500	177,858
Hitachi Chemical Co., Ltd.	5,400	84,555
Hitachi Construction Machinery Co., Ltd.	6,000	121,295
Hitachi High-Technologies Corp.	3,700	89,198
Hitachi Ltd.	266,200	1,709,714
Hitachi Metals Ltd.	9,000	101,270
Hokkaido Electric Power Co., Inc.*	10,900	149,026
Hokuhoku Financial Group, Inc.	58,000	118,713
Hokuriku Electric Power Co.	9,900	155,517
Honda Motor Co., Ltd.	89,600	3,329,058
Hoya Corp.	24,400	504,090
Hulic Co., Ltd.	13,300	142,682
Ibiden Co., Ltd.	6,400	99,827
Idemitsu Kosan Co., Ltd.	1,300	100,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
IHI Corp.	74,000	$280,540
INPEX Corp.	123	513,430
Isetan Mitsukoshi Holdings Ltd.	19,400	257,610
Isuzu Motors Ltd.	67,000	458,691
ITOCHU Corp.	84,500	975,524
ITOCHU Techno-Solutions Corp.	1,300	53,806
Iyo Bank Ltd.	14,000	133,817
J. Front Retailing Co., Ltd.	26,000	207,360
Japan Airlines Co., Ltd.	3,344	171,954
Japan Exchange Group, Inc.	2,800	282,880
Japan Petroleum Exploration Co.	1,700	68,991
Japan Prime Realty Investment Corp. (REIT)	45	137,704
Japan Real Estate Investment Corp. (REIT)	31	346,007
Japan Retail Fund Investment Corp. (REIT)	125	261,141
Japan Steel Works Ltd.	17,000	93,587
Japan Tobacco, Inc.	60,200	2,127,455
JFE Holdings, Inc.	26,700	586,065
JGC Corp.	11,000	395,947
Joyo Bank Ltd.	37,000	202,571
JSR Corp.	9,900	200,236
JTEKT Corp.	12,300	138,403
JX Holdings, Inc.	126,033	611,231
Kajima Corp.	49,000	162,543
Kamigumi Co., Ltd.	14,000	112,785
Kaneka Corp.	15,000	99,062
Kansai Electric Power Co., Inc.*	37,200	509,728
Kansai Paint Co., Ltd.	12,000	153,176
Kao Corp.	29,500	1,003,857
Kawasaki Heavy Industries Ltd.	80,000	246,017
KDDI Corp.	29,300	1,524,380
Keikyu Corp.	27,000	231,942
Keio Corp.	32,000	220,044
Keisei Electric Railway Co., Ltd.	15,000	140,502
Keyence Corp.	2,480	791,410
Kikkoman Corp.	9,000	149,728
Kinden Corp.	8,000	68,724
Kintetsu Corp.	91,000	400,040
Kirin Holdings Co., Ltd.	48,000	752,087
Kobe Steel Ltd.*	138,000	171,143
Koito Manufacturing Co., Ltd.	5,000	95,533
Komatsu Ltd.	50,900	1,176,787
Konami Corp.	5,900	125,222
Konica Minolta Holdings, Inc.	27,500	207,678
Kubota Corp.	61,000	890,583
Kuraray Co., Ltd.	19,300	270,877
Kurita Water Industries Ltd.	6,600	139,812
Kyocera Corp.	9,000	916,515
Kyowa Hakko Kirin Co., Ltd.	11,000	124,440
Kyushu Electric Power Co., Inc.*	24,600	371,059
Lawson, Inc.	3,900	297,671
LIXIL Group Corp.	14,900	363,111
M3, Inc.	44	98,843
Mabuchi Motor Co., Ltd.	1,200	64,126
Makita Corp.	6,300	340,472
Marubeni Corp.	93,000	621,688
Marui Group Co., Ltd.	11,700	116,670
Maruichi Steel Tube Ltd.	2,300	$58,741
Mazda Motor Corp.*	144,300	568,878
McDonald’s Holdings Co. Japan Ltd.	3,910	108,414
Medipal Holdings Corp.	7,800	105,699
MEIJI Holdings Co., Ltd.	3,422	164,406
Miraca Holdings, Inc.	3,200	147,126
Mitsubishi Chemical Holdings Corp.	76,000	357,088
Mitsubishi Corp.	76,600	1,312,194
Mitsubishi Electric Corp.	108,000	1,011,615
Mitsubishi Estate Co., Ltd.	68,000	1,810,728
Mitsubishi Gas Chemical Co., Inc.	23,000	169,056
Mitsubishi Heavy Industries Ltd.	170,000	944,444
Mitsubishi Logistics Corp.	7,000	97,752
Mitsubishi Materials Corp.	64,000	225,207
Mitsubishi Motors Corp.*	242,000	331,841
Mitsubishi Tanabe Pharma Corp.	12,900	167,136
Mitsubishi UFJ Financial Group, Inc.	700,800	4,324,356
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,800	160,173
Mitsui & Co., Ltd.	94,600	1,188,461
Mitsui Chemicals, Inc.	46,000	103,892
Mitsui Fudosan Co., Ltd.	46,000	1,352,914
Mitsui O.S.K. Lines Ltd.*	61,000	238,022
Mizuho Financial Group, Inc.	1,255,944	2,608,635
MS&AD Insurance Group Holdings, Inc.	28,407	722,348
Murata Manufacturing Co., Ltd.	11,400	867,816
Nabtesco Corp.	5,400	112,323
Namco Bandai Holdings, Inc.	10,300	167,201
NEC Corp.	146,000	319,439
Nexon Co., Ltd.	299,400	3,302,517
NGK Insulators Ltd.	16,000	198,427
NGK Spark Plug Co., Ltd.	9,000	180,218
NHK Spring Co., Ltd.	9,000	104,356
Nidec Corp.	5,300	369,792
Nikon Corp.	19,100	445,628
Nintendo Co., Ltd.	5,900	696,007
Nippon Building Fund, Inc. (REIT)	38	439,847
Nippon Electric Glass Co., Ltd.	21,000	102,269
Nippon Express Co., Ltd.	40,000	189,958
Nippon Meat Packers, Inc.	10,000	152,954
Nippon Prologis REIT, Inc. (REIT)	14	121,819
Nippon Steel & Sumitomo Metal Corp.	424,915	1,148,187
Nippon Telegraph & Telephone Corp.	24,459	1,267,587
Nippon Yusen KK	90,000	238,657
Nishi-Nippon City Bank Ltd.	35,000	91,400
Nissan Motor Co., Ltd.	135,600	1,374,047
Nisshin Seifun Group, Inc.	11,000	131,760
Nissin Foods Holdings Co., Ltd.	3,300	133,590
Nitori Holdings Co., Ltd.	1,950	157,290
Nitto Denko Corp.	9,300	598,246
NKSJ Holdings, Inc.	17,481	416,844
NOK Corp.	5,800	92,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	198,300	$1,461,558
Nomura Real Estate Holdings, Inc.	7,500	165,911
Nomura Real Estate Office Fund, Inc. (REIT)	14	61,404
Nomura Research Institute Ltd.	5,400	175,862
NSK Ltd.	24,000	229,643
NTT Data Corp.	70	248,437
NTT DOCOMO, Inc.	857	1,331,556
NTT Urban Development Corp.	67	82,281
Obayashi Corp.	38,000	197,318
Odakyu Electric Railway Co., Ltd.	35,000	341,601
Oji Holdings Corp.	45,000	181,488
Olympus Corp.*	10,600	322,232
Omron Corp.	11,400	339,310
Ono Pharmaceutical Co., Ltd.	4,600	312,140
Oracle Corp. Japan	2,200	91,279
Oriental Land Co., Ltd.	2,800	433,071
ORIX Corp.	61,600	841,581
Osaka Gas Co., Ltd.	105,000	443,587
Otsuka Corp.	800	88,889
Otsuka Holdings Co., Ltd.	20,400	673,624
Panasonic Corp.*	123,800	994,844
Park24 Co., Ltd.	4,400	79,810
Rakuten, Inc.	40,700	481,358
Resona Holdings, Inc.	105,805	515,263
Ricoh Co., Ltd.	36,000	428,312
Rinnai Corp.	1,800	128,131
Rohm Co., Ltd.	5,400	217,786
Sankyo Co., Ltd.	2,700	127,541
Sanrio Co., Ltd.	2,300	107,023
Santen Pharmaceutical Co., Ltd.	4,300	185,128
SBI Holdings, Inc.	11,660	128,733
Secom Co., Ltd.	11,800	642,468
Sega Sammy Holdings, Inc.	11,100	277,892
Sekisui Chemical Co., Ltd.	24,000	254,809
Sekisui House Ltd.	30,000	433,757
Seven & I Holdings Co., Ltd.	41,900	1,531,433
Seven Bank Ltd.	32,000	116,152
Sharp Corp.*	56,000	225,852
Shikoku Electric Power Co., Inc.*	9,600	173,358
Shimadzu Corp.	14,000	112,644
Shimamura Co., Ltd.	1,200	145,796
Shimano, Inc.	4,200	356,564
Shimizu Corp.	31,000	124,713
Shin-Etsu Chemical Co., Ltd.	22,400	1,486,106
Shinsei Bank Ltd.	96,000	217,786
Shionogi & Co., Ltd.	16,800	350,635
Shiseido Co., Ltd.	20,200	300,821
Shizuoka Bank Ltd.	33,000	355,687
Showa Denko KK	83,000	109,629
Showa Shell Sekiyu KK	9,500	78,161
SMC Corp.	3,000	602,541
Softbank Corp.	52,700	3,076,558
Sojitz Corp.	66,000	109,800
Sony Corp.	56,400	1,181,682
Sony Financial Holdings, Inc.	10,100	159,576
Stanley Electric Co., Ltd.	7,700	149,994
Sumco Corp.	7,200	79,201
Sumitomo Chemical Co., Ltd.	84,000	264,247
Sumitomo Corp.	63,100	$787,000
Sumitomo Electric Industries Ltd.	42,300	505,826
Sumitomo Heavy Industries Ltd.	29,000	122,222
Sumitomo Metal Mining Co., Ltd.	29,000	323,392
Sumitomo Mitsui Financial Group, Inc.	70,307	3,225,417
Sumitomo Mitsui Trust Holdings, Inc.	175,020	817,042
Sumitomo Realty & Development Co., Ltd.	20,000	797,540
Sumitomo Rubber Industries Ltd.	9,100	148,822
Suruga Bank Ltd.	11,000	199,859
Suzuken Co., Ltd.	4,100	138,072
Suzuki Motor Corp.	20,700	477,323
Sysmex Corp.	4,100	268,290
T&D Holdings, Inc.	32,500	437,135
Taiheiyo Cement Corp.	64,000	204,557
Taisei Corp.	59,000	213,561
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	99,375
Taiyo Nippon Sanso Corp.	15,000	103,600
Takashimaya Co., Ltd.	14,000	141,863
Takeda Pharmaceutical Co., Ltd.	44,000	1,987,498
TDK Corp.	6,900	238,279
Teijin Ltd.	53,000	116,495
Terumo Corp.	8,500	422,943
THK Co., Ltd.	7,100	149,259
Tobu Railway Co., Ltd.	57,000	293,678
Toho Co., Ltd.	6,000	123,533
Toho Gas Co., Ltd.	23,000	118,966
Tohoku Electric Power Co., Inc.*	26,100	326,053
Tokio Marine Holdings, Inc.	37,800	1,198,639
Tokyo Electric Power Co., Inc.*	76,600	396,207
Tokyo Electron Ltd.	9,600	485,904
Tokyo Gas Co., Ltd.	138,000	762,492
Tokyo Tatemono Co., Ltd.	21,000	174,894
Tokyu Corp.	64,000	418,794
Tokyu Land Corp.	25,000	229,381
TonenGeneral Sekiyu KK	16,000	155,031
Toppan Printing Co., Ltd.	31,000	215,356
Toray Industries, Inc.	82,000	530,793
Toshiba Corp.	226,000	1,086,933
TOTO Ltd.	16,000	162,775
Toyo Seikan Kaisha Ltd.	8,000	123,170
Toyo Suisan Kaisha Ltd.	5,000	166,364
Toyoda Gosei Co., Ltd.	3,500	85,789
Toyota Boshoku Corp.	3,400	49,022
Toyota Industries Corp.	9,100	372,515
Toyota Motor Corp.	152,100	9,186,116
Toyota Tsusho Corp.	11,900	306,799
Trend Micro, Inc.	6,100	193,739
Tsumura & Co.	3,200	94,342
Ube Industries Ltd.	57,000	105,747
Unicharm Corp.	6,400	362,008
United Urban Investment Corp. (REIT)	115	155,490
USS Co., Ltd.	1,250	158,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	9,500	$403,257
Yahoo! Japan Corp.	817	402,816
Yakult Honsha Co., Ltd.	4,400	182,335
Yamada Denki Co., Ltd.	4,970	201,696
Yamaguchi Financial Group, Inc.	11,000	108,359
Yamaha Corp.	8,300	95,151
Yamaha Motor Co., Ltd.	16,300	211,187
Yamato Holdings Co., Ltd.	21,000	442,740
Yamato Kogyo Co., Ltd.	2,200	67,322
Yamazaki Baking Co., Ltd.	6,000	70,478
Yaskawa Electric Corp.	13,000	158,207
Yokogawa Electric Corp.	10,800	129,256
Yokohama Rubber Co., Ltd.	10,000	100,524

		144,457,805

Luxembourg (0.1%)
ArcelorMittal S.A.	55,146	615,449
Millicom International Cellular S.A. (SDR)	3,523	253,793
SES S.A. (FDR)	17,198	492,487
Tenaris S.A.	26,497	531,488

		1,893,217

Macau (0.0%)
MGM China Holdings Ltd.	54,800	146,255
Wynn Macau Ltd.	87,600	237,183

		383,438

Malaysia (0.7%)
Astro Malaysia Holdings Bhd (b)	2,436,800	2,336,922
CIMB Group Holdings Bhd	1,482,500	3,885,140
Gamuda Berhad	1,926,100	2,889,607
IHH Healthcare Bhd*	1,601,700	2,002,442
IJM Corp. Berhad	1,675,400	2,996,047

		14,110,158

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A	1,386,500	3,342,807
Cemex S.A.B. de C.V. (ADR)*	394,160	4,170,213
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	40,900	4,220,471
Fresnillo plc	10,070	135,087
Grupo Financiero Banorte S.A.B. de C.V., Class O	248,300	1,470,164
Grupo Financiero Santander Mexico S.A.B. de CV (ADR), Class B*	267,300	3,798,333
Mexichem S.A.B. de C.V.	526,406	2,193,384
Wal-Mart de Mexico S.A.B. de C.V.	1,380,470	3,886,532

		23,216,991

Netherlands (1.6%)
Aegon N.V.	96,448	645,158
Akzo Nobel N.V.	13,166	742,312
ASML Holding N.V.	19,517	1,540,009
Corio N.V. (REIT)	3,478	138,372
D.E Master Blenders 1753 N.V.*	28,055	449,169
Delta Lloyd N.V.	9,895	198,285
Fugro N.V. (CVA)	3,846	208,506
Gemalto N.V.	4,476	$405,269
Heineken Holding N.V.	5,661	317,625
Heineken N.V.	12,926	823,590
ING Groep N.V. (CVA)*	209,522	1,909,070
Koninklijke (Royal) KPN N.V.	168,621	350,518
Koninklijke Ahold N.V.	56,799	845,417
Koninklijke Boskalis Westminster N.V.	4,217	153,776
Koninklijke DSM N.V.	8,654	563,900
Koninklijke Philips N.V.	53,392	1,455,629
Koninklijke Vopak N.V.	3,948	232,921
LyondellBasell Industries N.V., Class A	18,462	1,223,292
QIAGEN N.V.*	13,153	258,436
Randstad Holding N.V.	6,722	275,615
Reed Elsevier N.V.	38,601	643,136
Royal Dutch Shell plc, Class A	207,996	6,643,382
Royal Dutch Shell plc, Class B	144,449	4,780,666
TNT Express N.V.	18,306	137,297
Unilever N.V. (CVA)	89,547	3,526,488
Wolters Kluwer N.V.	16,937	358,359
Yandex N.V., Class A*	102,900	2,843,127
Ziggo N.V.	8,973	359,151

		32,028,475

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	118,157
Contact Energy Ltd.	19,112	75,832
Fletcher Building Ltd.	38,243	249,835
SKYCITY Entertainment Group Ltd.	34,110	115,250
Telecom Corp. of New Zealand Ltd.	108,138	188,554

		747,628

Norway (0.2%)
Aker Solutions ASA	9,506	129,342
DNB ASA	54,834	793,937
Gjensidige Forsikring ASA	11,625	170,997
Norsk Hydro ASA	52,285	208,646
Orkla ASA	43,321	354,878
Statoil ASA	60,801	1,254,186
Telenor ASA	38,031	753,814
Yara International ASA	10,493	418,383

		4,084,183

Panama (0.1%)
Copa Holdings S.A., Class A	20,400	2,674,848

Peru (0.2%)
Credicorp Ltd.	36,270	4,641,109

Philippines (1.0%)
BDO Unibank, Inc.	2,003,190	3,941,462
Bloomberry Resorts Corp.*	5,476,700	1,140,979
DMCI Holdings, Inc.	2,290,520	2,735,899
International Container Terminal Services, Inc.	1,222,920	2,462,825
LT Group, Inc.	2,810,200	1,470,151
Metro Pacific Investments Corp.	28,547,300	3,489,114
Philippine Long Distance Telephone Co.	35,200	2,395,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SM Investments Corp.	108,340	$2,683,421

		20,319,407

Poland (0.5%)
Bank Pekao S.A.	49,467	2,233,139
Bank Zachodni WBK S.A.	51,477	4,337,906
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	1,653,242	2,885,847
Telekomunikacja Polska S.A.	735,454	1,693,268

		11,150,160

Portugal (0.3%)
Banco Espirito Santo S.A. (Registered)*	107,261	85,864
EDP - Energias de Portugal S.A.	107,180	345,289
Galp Energia SGPS S.A., Class B	15,997	236,856
Jeronimo Martins SGPS S.A.	260,275	5,484,961
Portugal Telecom SGPS S.A. (Registered)	35,207	137,023

		6,289,993

Russia (0.5%)
Gazprom OAO (ADR)	166,313	1,094,340
Lukoil OAO (ADR)	86,860	5,007,479
Mail.ru Group Ltd. (GDR) (b)	56,837	1,628,948
MegaFon OAO (GDR) (b)	78,711	2,459,719
MMC Norilsk Nickel OJSC (ADR)	71,407	1,028,975

		11,219,461

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	103,000	181,215
CapitaCommercial Trust (REIT)	97,000	112,114
CapitaLand Ltd.	144,000	349,917
CapitaMall Trust (REIT)	127,000	199,893
CapitaMalls Asia Ltd.	71,564	103,041
City Developments Ltd.	20,000	168,836
ComfortDelGro Corp., Ltd.	110,000	159,250
DBS Group Holdings Ltd.	95,000	1,161,736
Genting Singapore plc	342,457	356,642
Global Logistic Properties Ltd.	164,000	355,819
Golden Agri-Resources Ltd.	451,225	199,358
Hutchison Port Holdings Trust, Class U	293,000	215,355
Jardine Cycle & Carriage Ltd.	6,000	201,231
Keppel Corp., Ltd.	80,600	661,333
Keppel Land Ltd.	40,000	105,720
Olam International Ltd.	92,000	119,037
Oversea-Chinese Banking Corp., Ltd.	140,000	1,104,536
SembCorp Industries Ltd.	55,000	214,793
SembCorp Marine Ltd.	46,000	156,781
Singapore Airlines Ltd.	30,000	240,000
Singapore Exchange Ltd.	47,000	260,679
Singapore Press Holdings Ltd.	90,000	296,095
Singapore Technologies Engineering Ltd.	86,000	284,292
Singapore Telecommunications Ltd.	434,000	1,290,872
StarHub Ltd.	31,288	$103,183
United Overseas Bank Ltd.	71,000	1,112,473
UOL Group Ltd.	24,000	127,243
Wilmar International Ltd.	108,000	268,402

		10,109,846

South Africa (0.5%)
AngloGold Ashanti Ltd.	53,964	764,172
Life Healthcare Group Holdings Ltd.	422,906	1,604,339
Naspers Ltd., Class N	52,639	3,887,332
Pick n Pay Stores Ltd.	367,277	1,472,073
Sasol Ltd.	62,500	2,728,489

		10,456,405

South Korea (2.6%)
Cheil Industries, Inc.	17,513	1,373,990
Cheil Worldwide, Inc.*	40,928	881,598
Cosmax, Inc.	16,977	679,348
Coway Co., Ltd.	47,766	2,333,823
GS Retail Co., Ltd.	39,310	1,008,522
Hotel Shilla Co., Ltd.	26,599	1,420,725
Hyundai Engineering & Construction Co., Ltd.	60,409	2,956,844
Hyundai Glovis Co., Ltd.	11,594	1,964,397
Hyundai Motor Co.	31,959	6,310,367
KT Corp.	18,590	582,743
LG Display Co., Ltd.*	33,400	802,793
LG Household & Health Care Ltd.	3,535	1,727,184
LG Uplus Corp.*	155,240	1,624,375
NCSoft Corp.	12,654	1,794,972
Orion Corp.	1,246	1,039,743
Paradise Co., Ltd.	37,695	764,099
Samsung Electronics Co., Ltd.	15,254	17,924,669
Samsung Electronics Co., Ltd. (Preference)	4,359	3,374,069
Samsung Fire & Marine Insurance Co., Ltd.	3,318	676,935
Shinhan Financial Group Co., Ltd.	48,729	1,604,317
SK C&C Co., Ltd.	11,024	963,351
SK Telecom Co., Ltd.	6,374	1,172,050

		52,980,914

Spain (0.9%)
Abertis Infraestructuras S.A.	20,585	359,046
Acciona S.A.	1,127	59,485
ACS Actividades de Construccion y Servicios S.A.	8,208	217,418
Amadeus IT Holding S.A., Class A	20,520	655,861
Banco Bilbao Vizcaya Argentaria S.A.	305,898	2,566,219
Banco de Sabadell S.A.	136,680	226,835
Banco Popular Espanol S.A.*	71,323	218,632
Banco Santander S.A.	595,144	3,797,428
Bankia S.A.*	201,517	155,809
CaixaBank	66,074	203,058
Cemex Latam Holdings S.A.*	217,744	1,450,354
Distribuidora Internacional de Alimentacion S.A.	33,100	250,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas S.A.	10,312	$254,828
Ferrovial S.A.	22,079	352,917
Gas Natural SDG S.A.	19,492	393,009
Grifols S.A.	8,537	313,364
Iberdrola S.A.	263,130	1,389,193
Inditex S.A.	11,900	1,469,037
Mapfre S.A.	40,706	132,568
Red Electrica Corporacion S.A.	6,178	339,757
Repsol S.A.	45,953	969,597
Telefonica S.A.	224,941	2,882,561
Zardoya Otis S.A.	9,109	129,120

		18,786,418

Sweden (0.9%)
Alfa Laval AB	16,488	336,836
Assa Abloy AB, Class B	18,607	729,175
Atlas Copco AB, Class A	37,668	909,950
Atlas Copco AB, Class B	21,898	469,562
Boliden AB	15,362	190,476
Electrolux AB	13,506	341,170
Elekta AB, Class B	20,736	315,395
Getinge AB, Class B	11,236	341,465
Hennes & Mauritz AB, Class B	52,921	1,739,280
Hexagon AB, Class B	13,296	355,493
Husqvarna AB, Class B	23,733	125,246
Industrivarden AB, Class C	6,161	102,896
Investment AB Kinnevik, Class B	11,221	287,632
Investor AB, Class B	25,559	687,179
Lundin Petroleum AB*	12,497	247,849
Nordea Bank AB	143,875	1,609,076
Ratos AB, Class B	10,087	78,291
Sandvik AB	59,145	707,331
Scania AB, Class B	17,964	359,757
Securitas AB, Class B	18,246	159,575
Skandinaviska Enskilda Banken AB, Class A	82,915	792,540
Skanska AB, Class B	21,329	353,994
SKF AB, Class B	21,995	515,264
Svenska Cellulosa AB, Class B	32,467	814,810
Svenska Handelsbanken AB, Class A	27,492	1,103,599
Swedbank AB, Class A	49,414	1,133,278
Swedish Match AB	11,378	403,976
Tele2 AB, Class B	17,843	209,531
Telefonaktiebolaget LM Ericsson, Class B	168,899	1,912,867
TeliaSonera AB	129,340	843,417
Volvo AB, Class B	84,378	1,129,888

		19,306,798

Switzerland (3.5%)
ABB Ltd. (Registered)*	120,622	2,619,191
ACE Ltd.	16,505	1,476,867
Actelion Ltd. (Registered)*	6,227	375,117
Adecco S.A. (Registered)*	7,437	423,993
Aryzta AG*	4,898	275,352
Baloise Holding AG (Registered)	2,732	265,665
Banque Cantonale Vaudoise (Registered)	173	85,900
Barry Callebaut AG (Registered)*	107	$97,988
Cie Financiere Richemont S.A., Class A	28,635	2,532,904
Coca-Cola HBC AG (ADR)	10,959	256,221
Coca-Cola HBC AG (CDI)*	131,623	3,080,955
Credit Suisse Group AG (Registered)*	82,263	2,181,661
EMS-Chemie Holding AG (Registered)	517	152,984
Garmin Ltd.	5,186	187,526
Geberit AG (Registered)	2,119	525,628
Givaudan S.A. (Registered)*	466	601,402
Glencore Xstrata plc	552,263	2,285,963
Holcim Ltd. (Registered)*	12,844	895,429
Julius Baer Group Ltd.*	12,408	484,602
Kuehne + Nagel International AG (Registered)	3,031	332,767
Lindt & Spruengli AG	48	180,302
Lindt & Spruengli AG (Registered)	6	261,458
Lonza Group AG (Registered)*	2,834	213,476
Nestle S.A. (Registered)	178,195	11,687,238
Noble Corp.	12,197	458,363
Novartis AG (Registered)	126,838	9,010,460
Pargesa Holding S.A.	1,598	106,669
Partners Group Holding AG	966	261,558
Pentair Ltd. (Registered)	9,951	574,073
Roche Holding AG	38,821	9,658,499
Schindler Holding AG	2,729	380,220
Schindler Holding AG (Registered)	1,251	169,528
SGS S.A. (Registered)	307	659,471
Sika AG	123	318,520
Sonova Holding AG (Registered)*	2,809	297,985
STMicroelectronics N.V.	35,523	320,017
Sulzer AG (Registered)	1,307	209,081
Swatch Group AG	7,867	4,306,007
Swatch Group AG (Registered)	2,392	225,386
Swiss Life Holding AG (Registered)*	1,665	270,757
Swiss Prime Site AG (Registered)*	3,048	224,111
Swiss Reinsurance AG*	19,191	1,428,328
Swisscom AG (Registered)	1,308	572,748
Syngenta AG (Registered)	5,139	2,010,878
TE Connectivity Ltd.	20,135	916,948
Transocean Ltd.	19,656	946,018
Tyco International Ltd.	22,472	740,452
UBS AG (Registered)*	200,260	3,409,222
Wolseley plc	15,296	705,611
Zurich Insurance Group AG*	8,215	2,130,829

		71,792,328

Taiwan (1.4%)
Asustek Computer, Inc.	106,862	919,903
Chailease Holding Co., Ltd.*	1,221,000	2,884,348
CHC Healthcare Group	78,000	207,421
China Life Insurance Co., Ltd.*	1,562,873	1,546,134
Cleanaway Co., Ltd.*	134,000	1,023,856
Eclat Textile Co. Ltd.	96,000	709,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Gourmet Master Co., Ltd.	38,000	$219,345
Hon Hai Precision Industry Co., Ltd.	295,436	729,447
Lung Yen Life Service Corp.	209,000	683,394
MediaTek, Inc.	146,000	1,697,674
MStar Semiconductor, Inc.	27,000	194,588
Siliconware Precision Industries Co.	1,126,000	1,416,376
Synnex Technology International Corp.	458,000	598,268
Taiwan Cement Corp.	1,183,000	1,456,498
Taiwan Semiconductor Manufacturing Co., Ltd.	2,761,133	10,226,077
TPK Holding Co., Ltd.*	24,000	384,372
Uni-President Enterprises Corp.	1,822,267	3,550,779

		28,447,966

Thailand (1.4%)
Advanced Info Service PCL (NVDR)	412,100	3,746,968
Bangkok Bank PCL (NVDR)	699,500	4,600,935
Bank of Ayudhya PCL	4,449,200	5,092,587
Banpu PCL (NVDR)	287,750	2,235,942
BTS Rail Mass Transit Growth Infrastructure Fund	6,903,500	2,648,772
Land and Houses PCL (NVDR)	8,575,800	3,124,506
Minor International PCL	1,665,200	1,331,516
Robinson Department Store PCL	900,900	1,771,881
Robinson Department Store PCL (NVDR)	177,800	349,695
Supalai PCL	6,500	3,709
Supalai PCL (NVDR)	3,529,000	2,013,971
Total Access Communication PCL (NVDR)	685,400	2,541,383

		29,461,865

Turkey (0.6%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	297,869	4,324,328
Haci Omer Sabanci Holding A/S	488,090	2,568,628
Tupras Turkiye Petrol Rafinerileri A/S	74,101	1,809,591
Turkiye Garanti Bankasi A/S	1,069,176	4,667,632

		13,370,179

United Kingdom (6.2%)
3i Group plc	55,991	287,498
Aberdeen Asset Management plc	54,136	315,190
Admiral Group plc	11,407	230,228
Aggreko plc	14,988	374,310
AMEC plc	15,179	232,019
Anglo American plc	77,698	1,496,093
Antofagasta plc	22,132	267,610
Aon plc	14,922	960,231
ARM Holdings plc	77,185	933,286
Associated British Foods plc	19,994	527,611
AstraZeneca plc	69,109	3,274,218
Aviva plc	163,019	842,017
Babcock International Group plc	20,162	338,239
BAE Systems plc	181,584	$1,057,770
Barclays plc	675,118	2,859,182
BG Group plc	186,938	3,180,157
BHP Billiton plc	115,987	2,967,223
BP plc	1,058,320	7,327,940
British American Tobacco plc	106,292	5,444,063
British Land Co. plc (REIT)	50,719	437,004
British Sky Broadcasting Group plc	57,490	692,520
BT Group plc	436,413	2,052,353
Bunzl plc	18,566	361,446
Burberry Group plc	24,615	505,790
Capita plc	36,695	539,137
Carnival plc	10,167	354,114
Centrica plc	290,161	1,589,636
Cobham plc	60,576	241,481
Compass Group plc	101,175	1,292,610
Croda International plc	7,651	288,243
Delphi Automotive plc	14,058	712,600
Diageo plc	138,025	3,946,667
Direct Line Insurance Group plc	40,565	143,755
easyJet plc	7,938	156,470
Ensco plc, Class A	11,378	661,289
G4S plc	79,177	277,457
GKN plc	87,207	399,637
GlaxoSmithKline plc	271,117	6,795,617
Hammerson plc (REIT)	39,942	296,034
Hargreaves Lansdown plc	11,789	159,223
HSBC Holdings plc	1,019,644	10,576,644
ICAP plc	31,794	175,778
IMI plc	18,160	342,494
Imperial Tobacco Group plc	54,376	1,885,632
Inmarsat plc	25,680	263,056
InterContinental Hotels Group plc	15,247	419,274
International Consolidated Airlines Group S.A.*	54,312	218,165
Intertek Group plc	8,989	399,627
Intu Properties plc (REIT)	39,218	186,462
Invensys plc	37,522	235,467
Invensys plc (Preference)*†(b)	46,903	54,716
Investec plc	31,026	195,221
ITV plc	207,444	442,032
J Sainsbury plc	68,514	370,245
Johnson Matthey plc	11,499	459,622
Kingfisher plc	132,915	693,399
Land Securities Group plc (REIT)	43,723	587,864
Legal & General Group plc	329,476	858,914
Lloyds Banking Group plc*	2,509,691	2,410,889
London Stock Exchange Group plc	9,901	201,338
Marks & Spencer Group plc	90,012	589,644
Meggitt plc	43,724	344,148
Melrose Industries plc	67,417	255,627
Mondi plc	222,270	2,778,754
National Grid plc	203,453	2,308,436
Next plc	9,157	634,808
Old Mutual plc	273,045	750,425
Pearson plc	45,771	815,196
Persimmon plc*	15,906	285,710
Petrofac Ltd.	14,557	265,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential plc	140,180	$2,291,973
Randgold Resources Ltd.	4,890	303,820
Reckitt Benckiser Group plc	35,460	2,506,801
Reed Elsevier plc	64,261	730,101
Resolution Ltd.	77,275	334,964
Rexam plc	44,309	321,796
Rio Tinto plc	70,218	2,865,392
Rolls-Royce Holdings plc*	102,823	1,773,447
Rolls-Royce Holdings plc (Preference)*†(b)	12,495,357	19,005
Royal Bank of Scotland Group plc*	114,981	478,298
RSA Insurance Group plc	198,227	358,777
SABMiller plc (Johannesburg Stock Exchange)	71,402	3,467,151
SABMiller plc (Quote MTF Exchange)	53,289	2,555,098
Sage Group plc	59,006	305,312
Schroders plc	5,089	168,967
Segro plc (REIT)	41,688	177,028
Serco Group plc	27,963	262,199
Severn Trent plc	13,336	337,516
Smith & Nephew plc	50,271	561,979
Smiths Group plc	22,034	438,345
SSE plc	52,634	1,219,218
Standard Chartered plc	133,691	2,901,624
Standard Life plc	132,084	694,488
Subsea 7 S.A.*	13,689	240,006
Tate & Lyle plc	26,196	328,504
Tesco plc	441,672	2,226,216
Travis Perkins plc	12,871	285,029
TUI Travel plc	26,702	144,946
Tullow Oil plc	50,759	772,791
Unilever plc	70,466	2,853,005
United Utilities Group plc	38,264	398,072
Vedanta Resources plc	4,137	64,180
Vodafone Group plc	2,703,875	7,725,253
Weir Group plc	11,864	388,138
Whitbread plc	9,987	464,198
William Hill plc	45,288	303,695
WM Morrison Supermarkets plc	119,363	475,285
WPP plc	70,692	1,206,363

		127,771,778

United States (33.2%)
3M Co.	30,800	3,367,980
Abbott Laboratories	75,582	2,636,300
AbbVie, Inc.	76,819	3,175,697
Abercrombie & Fitch Co., Class A	3,842	173,850
Actavis, Inc.*	6,165	778,146
Adobe Systems, Inc.*	24,394	1,111,391
ADT Corp.*	10,597	422,290
Advanced Micro Devices, Inc.*	29,111	118,773
AES Corp.	29,804	357,350
Aetna, Inc.	18,391	1,168,564
Aflac, Inc.	22,623	1,314,849
Agilent Technologies, Inc.	16,589	709,346
AGL Resources, Inc.	5,648	242,073
Air Products and Chemicals, Inc.	10,150	929,435
Airgas, Inc.	3,190	304,517
Akamai Technologies, Inc.*	8,566	$364,483
Alcoa, Inc.	51,504	402,761
Alexion Pharmaceuticals, Inc.*	9,483	874,712
Allegheny Technologies, Inc.	5,360	141,022
Allergan, Inc.	14,369	1,210,445
Allstate Corp.	22,716	1,093,094
Altera Corp.	15,470	510,355
Altria Group, Inc.	97,538	3,412,855
Amazon.com, Inc.*	17,664	4,905,116
Ameren Corp.	11,710	403,292
American Electric Power Co., Inc.	23,624	1,057,883
American Express Co.	46,345	3,464,752
American International Group, Inc.*	71,698	3,204,901
American Tower Corp. (REIT)	19,204	1,405,157
Ameriprise Financial, Inc.	9,791	791,896
AmerisourceBergen Corp.	11,135	621,667
Amgen, Inc.	36,377	3,588,955
Amphenol Corp., Class A	7,738	603,100
Anadarko Petroleum Corp.	24,352	2,092,567
Analog Devices, Inc.	15,045	677,928
Apache Corp.	19,011	1,593,692
Apartment Investment & Management Co. (REIT), Class A	6,887	206,885
Apple, Inc.	45,522	18,030,354
Applied Materials, Inc.	58,415	870,968
Archer-Daniels-Midland Co.	32,071	1,087,528
Assurant, Inc.	3,802	193,560
AT&T, Inc.	260,887	9,235,400
Autodesk, Inc.*	10,845	368,079
Automatic Data Processing, Inc.	23,566	1,622,755
AutoNation, Inc.*	1,940	84,177
AutoZone, Inc.*	1,756	744,000
AvalonBay Communities, Inc. (REIT)	5,903	796,374
Avery Dennison Corp.	4,809	205,633
Avon Products, Inc.	20,857	438,623
Baker Hughes, Inc.	21,429	988,520
Ball Corp.	7,204	299,254
Bank of America Corp.	522,750	6,722,565
Bank of New York Mellon Corp.	56,380	1,581,459
Baxter International, Inc.	26,217	1,816,052
BB&T Corp.	34,056	1,153,817
Beam, Inc.	7,842	494,909
Becton, Dickinson and Co.	9,385	927,520
Bed Bath & Beyond, Inc.*	10,593	751,044
Bemis Co., Inc.	4,917	192,451
Berkshire Hathaway, Inc., Class B*	88,473	9,901,898
Best Buy Co., Inc.	13,097	357,941
Biogen Idec, Inc.*	11,519	2,478,889
BlackRock, Inc.	6,050	1,553,942
BMC Software, Inc.*	6,346	286,458
Boeing Co.	33,120	3,392,813
BorgWarner, Inc.*	5,648	486,575
Boston Properties, Inc. (REIT)	7,375	777,841
Boston Scientific Corp.*	65,209	604,487
Bristol-Myers Squibb Co.	79,670	3,560,452
Broadcom Corp., Class A	25,363	856,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brown-Forman Corp., Class B	7,314	$494,061
C.H. Robinson Worldwide, Inc.	7,779	438,035
C.R. Bard, Inc.	3,605	391,791
CA, Inc.	16,182	463,291
Cablevision Systems Corp. - New York Group, Class A	10,771	181,168
Cabot Oil & Gas Corp.	10,265	729,020
Cameron International Corp.*	12,057	737,406
Campbell Soup Co.	8,650	387,433
Capital One Financial Corp.	28,410	1,784,432
Cardinal Health, Inc.	16,609	783,945
CareFusion Corp.*	10,711	394,700
CarMax, Inc.*	10,835	500,144
Carnival Corp.	21,514	737,715
Caterpillar, Inc.	31,893	2,630,854
CBRE Group, Inc., Class A*	14,524	339,281
CBS Corp., Class B	27,662	1,351,842
Celgene Corp.*	20,264	2,369,064
CenterPoint Energy, Inc.	20,629	484,575
CenturyLink, Inc.	29,521	1,043,567
Cerner Corp.*	7,044	676,858
CF Industries Holdings, Inc.	2,873	492,719
Charles Schwab Corp.	53,474	1,135,253
Chesapeake Energy Corp.	25,018	509,867
Chevron Corp.	94,016	11,125,853
Chipotle Mexican Grill, Inc.*	1,488	542,153
Chubb Corp.	12,524	1,060,157
Cigna Corp.	13,794	999,927
Cincinnati Financial Corp.	7,067	324,375
Cintas Corp.	5,126	233,438
Cisco Systems, Inc.	259,200	6,301,152
Citigroup, Inc.	147,578	7,079,317
Citrix Systems, Inc.*	9,010	543,573
Cliffs Natural Resources, Inc.	7,571	123,029
Clorox Co.	6,413	533,177
CME Group, Inc./Illinois	14,929	1,134,305
CMS Energy Corp.	12,738	346,091
Coach, Inc.	13,655	779,564
Coca-Cola Co.	185,763	7,450,954
Coca-Cola Enterprises, Inc.	12,419	436,652
Cognizant Technology Solutions Corp., Class A*	14,618	915,233
Colgate-Palmolive Co.	42,550	2,437,689
Comcast Corp., Class A	127,733	5,349,458
Comerica, Inc.	8,923	355,403
Computer Sciences Corp.	7,274	318,383
ConAgra Foods, Inc.	20,347	710,721
ConocoPhillips Co.	59,304	3,587,892
CONSOL Energy, Inc.	10,994	297,937
Consolidated Edison, Inc.	14,131	823,979
Constellation Brands, Inc., Class A*	7,501	390,952
Corning, Inc.	71,305	1,014,670
Costco Wholesale Corp.	21,183	2,342,204
Crown Castle International Corp.*	14,285	1,034,091
CSX Corp.	49,729	1,153,216
Cummins, Inc.	8,528	924,947
CVS Caremark Corp.	59,368	3,394,662
D.R. Horton, Inc.	13,479	286,833
Danaher Corp.	28,229	1,786,896
Darden Restaurants, Inc.	6,397	$322,921
DaVita HealthCare Partners, Inc.*	4,131	499,025
Deere & Co.	18,778	1,525,712
Dell, Inc.	71,225	950,854
Denbury Resources, Inc.*	18,061	312,817
DENTSPLY International, Inc.	6,851	280,617
Devon Energy Corp.	18,353	952,154
Diamond Offshore Drilling, Inc.	3,345	230,103
DIRECTV*	27,079	1,668,608
Discover Financial Services	23,761	1,131,974
Discovery Communications, Inc., Class A*	11,882	917,409
Dollar General Corp.*	14,633	737,942
Dollar Tree, Inc.*	10,767	547,394
Dominion Resources, Inc.	28,085	1,595,790
Dover Corp.	8,291	643,879
Dow Chemical Co.	58,679	1,887,703
Dr. Pepper Snapple Group, Inc.	9,816	450,849
DTE Energy Co.	8,452	566,369
Duke Energy Corp.	34,266	2,312,955
Dun & Bradstreet Corp.	1,976	192,561
E*TRADE Financial Corp.*	13,967	176,822
E.I. du Pont de Nemours & Co.	44,628	2,342,970
Eastman Chemical Co.	7,538	527,735
eBay, Inc.*	56,680	2,931,490
Ecolab, Inc.	12,976	1,105,425
Edison International	15,721	757,123
Edwards Lifesciences Corp.*	5,427	364,694
Electronic Arts, Inc.*	14,717	338,049
Eli Lilly and Co.	48,066	2,361,002
EMC Corp.	102,040	2,410,185
Emerson Electric Co.	34,935	1,905,355
Entergy Corp.	8,722	607,749
EOG Resources, Inc.	13,234	1,742,653
EQT Corp.	7,253	575,671
Equifax, Inc.	5,937	349,867
Equity Residential (REIT)	15,524	901,323
Estee Lauder Cos., Inc., Class A	11,727	771,285
Exelon Corp.	41,528	1,282,385
Expedia, Inc.	4,492	270,194
Expeditors International of Washington, Inc.	10,086	383,369
Express Scripts Holding Co.*	39,628	2,444,651
Exxon Mobil Corp.	215,620	19,481,267
F5 Networks, Inc.*	3,815	262,472
Family Dollar Stores, Inc.	4,624	288,121
Fastenal Co.	13,012	596,600
FedEx Corp.	14,298	1,409,497
Fidelity National Information Services, Inc.	14,215	608,971
Fifth Third Bancorp	42,345	764,327
First Solar, Inc.*	3,237	144,791
FirstEnergy Corp.	20,179	753,484
Fiserv, Inc.*	6,441	563,008
FLIR Systems, Inc.	6,824	184,043
Flowserve Corp.	6,984	377,206
Fluor Corp.	7,861	466,236
FMC Corp.	6,631	404,889
FMC Technologies, Inc.*	11,472	638,761
Ford Motor Co.	190,687	2,949,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	11,298	$463,218
Fossil Group, Inc.*	2,514	259,721
Franklin Resources, Inc.	6,726	914,871
Freeport-McMoRan Copper & Gold, Inc.	50,221	1,386,602
Frontier Communications Corp.	47,704	193,201
GameStop Corp., Class A	5,797	243,648
Gannett Co., Inc.	11,095	271,384
Gap, Inc.	14,049	586,265
General Dynamics Corp.	16,032	1,255,787
General Electric Co.	501,419	11,627,907
General Mills, Inc.	31,346	1,521,221
General Motors Co.*	37,353	1,244,228
Genuine Parts Co.	7,486	584,432
Genworth Financial, Inc., Class A*	24,389	278,278
Gilead Sciences, Inc.*	73,985	3,788,772
Goldman Sachs Group, Inc.	20,898	3,160,822
Goodyear Tire & Rubber Co.*	11,617	177,624
Google, Inc., Class A*	13,033	11,473,862
H&R Block, Inc.	13,095	363,386
Halliburton Co.	45,119	1,882,365
Harley-Davidson, Inc.	10,918	598,525
Harman International Industries, Inc.	3,372	182,762
Harris Corp.	5,275	259,794
Hartford Financial Services Group, Inc.	22,131	684,291
Hasbro, Inc.	5,568	249,613
HCP, Inc. (REIT)	22,015	1,000,362
Health Care REIT, Inc. (REIT)	13,804	925,282
Helmerich & Payne, Inc.	5,103	318,682
Hershey Co.	7,223	644,869
Hess Corp.	14,495	963,773
Hewlett-Packard Co.	93,503	2,318,874
Home Depot, Inc.	70,834	5,487,510
Honeywell International, Inc.	38,164	3,027,932
Hormel Foods Corp.	6,462	249,304
Hospira, Inc.*	7,947	304,450
Host Hotels & Resorts, Inc. (REIT)	36,156	609,952
Hudson City Bancorp, Inc.	22,686	207,804
Humana, Inc.	7,635	644,241
Huntington Bancshares, Inc./Ohio	39,983	315,066
Illinois Tool Works, Inc.	20,096	1,390,040
Integrys Energy Group, Inc.	3,907	228,677
Intel Corp.	241,094	5,839,297
IntercontinentalExchange, Inc.*	3,509	623,760
International Business Machines Corp.	50,542	9,659,082
International Flavors & Fragrances, Inc.	3,937	295,905
International Game Technology	12,780	213,554
International Paper Co.	21,623	958,115
Interpublic Group of Cos., Inc.	20,822	302,960
Intuit, Inc.	13,599	829,947
Intuitive Surgical, Inc.*	1,944	984,792
Invesco Ltd.	21,718	690,632
Iron Mountain, Inc.	8,052	214,264
J.C. Penney Co., Inc.*	7,148	122,088
J.M. Smucker Co.	5,234	$539,887
Jabil Circuit, Inc.	8,964	182,686
Jacobs Engineering Group, Inc.*	6,279	346,161
JDS Uniphase Corp.*	11,643	167,426
Johnson & Johnson	136,225	11,696,278
Johnson Controls, Inc.	33,284	1,191,234
Joy Global, Inc.	5,111	248,037
JPMorgan Chase & Co.	183,284	9,675,562
Juniper Networks, Inc.*	24,357	470,334
Kansas City Southern	5,337	565,509
Kellogg Co.	12,317	791,121
KeyCorp	44,106	486,930
Kimberly-Clark Corp.	18,646	1,811,272
Kimco Realty Corp. (REIT)	19,672	421,571
Kinder Morgan, Inc.	30,771	1,173,914
KLA-Tencor Corp.	8,036	447,846
Kohl’s Corp.	9,871	498,584
Kraft Foods Group, Inc.	28,779	1,607,883
Kroger Co.	25,122	867,714
L Brands, Inc.	11,742	578,293
L-3 Communications Holdings, Inc.	4,348	372,798
Laboratory Corp. of America Holdings*	4,554	455,855
Lam Research Corp.*	7,836	347,448
Legg Mason, Inc.	5,364	166,338
Leggett & Platt, Inc.	7,041	218,905
Lennar Corp., Class A	8,167	294,339
Leucadia National Corp.	14,157	371,197
Life Technologies Corp.*	8,303	614,505
Lincoln National Corp.	12,994	473,891
Linear Technology Corp.	11,436	421,302
Lockheed Martin Corp.	12,866	1,395,446
Loews Corp.	14,782	656,321
Lorillard, Inc.	18,353	801,659
Lowe’s Cos., Inc.	51,994	2,126,555
LSI Corp.*	26,550	189,567
M&T Bank Corp.	5,965	666,589
Macerich Co. (REIT)	6,643	405,024
Macy’s, Inc.	18,594	892,512
Marathon Oil Corp.	34,377	1,188,757
Marathon Petroleum Corp.	15,744	1,118,769
Marriott International, Inc., Class A	11,604	468,453
Marsh & McLennan Cos., Inc.	26,814	1,070,415
Masco Corp.	17,236	335,930
Mastercard, Inc., Class A	5,070	2,912,715
Mattel, Inc.	16,798	761,117
McCormick & Co., Inc. (Non-Voting)	6,395	449,952
McDonald’s Corp.	48,642	4,815,558
McGraw Hill Financial, Inc.	13,283	706,523
McKesson Corp.	10,985	1,257,782
Mead Johnson Nutrition Co.	9,796	776,137
MeadWestvaco Corp.	8,716	297,303
Medtronic, Inc.	49,009	2,522,493
Merck & Co., Inc.	146,473	6,803,671
MetLife, Inc.	53,171	2,433,105
Microchip Technology, Inc.	9,656	359,686
Micron Technology, Inc.*	50,005	716,572
Microsoft Corp.	364,471	12,585,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Molex, Inc.	6,568	$192,705
Molson Coors Brewing Co., Class B	7,723	369,623
Mondelez International, Inc., Class A	86,559	2,469,528
Monsanto Co.	25,846	2,553,585
Monster Beverage Corp.*	6,965	423,263
Moody’s Corp.	9,359	570,244
Morgan Stanley	66,614	1,627,380
Mosaic Co.	13,350	718,364
Motorola Solutions, Inc.	13,165	760,015
Murphy Oil Corp.	8,746	532,544
Mylan, Inc.*	18,464	572,938
NASDAQ OMX Group, Inc.	5,633	184,706
National Oilwell Varco, Inc.	20,736	1,428,710
NetApp, Inc.*	17,584	664,324
Netflix, Inc.*	2,736	577,542
Newell Rubbermaid, Inc.	13,882	364,403
Newfield Exploration Co.*	6,349	151,678
Newmont Mining Corp.	24,259	726,557
News Corp., Class A	96,453	3,144,368
NextEra Energy, Inc.	20,555	1,674,821
NIKE, Inc., Class B	35,187	2,240,708
NiSource, Inc.	15,290	437,906
Noble Energy, Inc.	17,400	1,044,696
Nordstrom, Inc.	7,153	428,751
Norfolk Southern Corp.	15,248	1,107,767
Northeast Utilities	15,384	646,436
Northern Trust Corp.	10,530	609,687
Northrop Grumman Corp.	11,353	940,028
NRG Energy, Inc.	15,555	415,319
Nucor Corp.	15,327	663,966
NVIDIA Corp.	27,973	392,461
NYSE Euronext	11,727	485,498
Occidental Petroleum Corp.	39,077	3,486,841
Omnicom Group, Inc.	12,577	790,716
ONEOK, Inc.	10,100	417,231
Oracle Corp.	178,169	5,473,352
O’Reilly Automotive, Inc.*	5,385	606,459
Owens-Illinois, Inc.*	7,894	219,374
PACCAR, Inc.	17,218	923,918
Pall Corp.	5,362	356,198
Parker Hannifin Corp.	7,198	686,689
Patterson Cos., Inc.	3,990	150,024
Paychex, Inc.	15,610	570,077
Peabody Energy Corp.	12,956	189,676
People’s United Financial, Inc.	16,731	249,292
Pepco Holdings, Inc.	12,089	243,714
PepsiCo, Inc.	75,002	6,134,414
PerkinElmer, Inc.	5,433	176,573
Perrigo Co.	4,259	515,339
PetSmart, Inc.	5,003	335,151
Pfizer, Inc.	323,823	9,070,282
PG&E Corp.	21,470	981,823
Philip Morris International, Inc.	79,308	6,869,659
Phillips 66	30,039	1,769,597
Pinnacle West Capital Corp.	5,295	293,714
Pioneer Natural Resources Co.	6,628	959,403
Pitney Bowes, Inc.	10,071	147,842
Plum Creek Timber Co., Inc. (REIT)	8,009	373,780
PNC Financial Services Group, Inc.	25,574	$1,864,856
PPG Industries, Inc.	6,892	1,009,058
PPL Corp.	28,749	869,945
Praxair, Inc.	14,335	1,650,819
Precision Castparts Corp.	7,093	1,603,089
priceline.com, Inc.*	2,498	2,066,171
Principal Financial Group, Inc.	13,319	498,797
Procter & Gamble Co.	132,922	10,233,665
Progressive Corp.	26,847	682,451
Prologis, Inc. (REIT)	24,180	912,070
Prudential Financial, Inc.	22,554	1,647,119
Public Service Enterprise Group, Inc.	24,411	797,263
Public Storage (REIT)	7,023	1,076,837
PulteGroup, Inc.*	16,410	311,298
PVH Corp.	3,936	492,197
QEP Resources, Inc.	8,593	238,714
QUALCOMM, Inc.	83,802	5,118,626
Quanta Services, Inc.*	10,290	272,273
Quest Diagnostics, Inc.	7,672	465,153
Ralph Lauren Corp.	2,958	513,923
Range Resources Corp.	7,974	616,550
Raytheon Co.	15,737	1,040,530
Red Hat, Inc.*	9,115	435,879
Regeneron Pharmaceuticals, Inc.*	3,693	830,482
Regions Financial Corp.	68,188	649,832
Republic Services, Inc.	14,432	489,822
Reynolds American, Inc.	15,428	746,252
Robert Half International, Inc.	6,795	225,798
Rockwell Automation, Inc.	6,836	568,345
Rockwell Collins, Inc.	6,605	418,823
Roper Industries, Inc.	4,829	599,858
Ross Stores, Inc.	10,577	685,495
Rowan Cos., plc, Class A*	5,944	202,512
Ryder System, Inc.	2,535	154,103
Safeway, Inc.	11,566	273,652
SAIC, Inc.	13,441	187,233
Salesforce.com, Inc.*	26,366	1,006,654
Samsonite International S.A.	1,641,000	3,952,254
SanDisk Corp.*	11,827	722,630
SCANA Corp.	6,779	332,849
Schlumberger Ltd.	64,481	4,620,708
Scripps Networks Interactive, Inc., Class A	4,178	278,923
Sealed Air Corp.	9,372	224,459
Sempra Energy	10,980	897,725
Sherwin-Williams Co.	4,134	730,064
Sigma-Aldrich Corp.	5,807	466,651
Simon Property Group, Inc. (REIT)	15,071	2,380,012
SLM Corp.	21,365	488,404
Snap-on, Inc.	2,794	249,728
Southern Co.	42,225	1,863,389
Southwest Airlines Co.	34,805	448,636
Southwestern Energy Co.*	17,127	625,649
Spectra Energy Corp.	32,471	1,118,951
Sprint Nextel Corp.*	146,664	1,029,581
St. Jude Medical, Inc.	13,649	622,804
Stanley Black & Decker, Inc.	7,861	607,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Staples, Inc.	31,915	$506,172
Starbucks Corp.	36,280	2,375,977
Starwood Hotels & Resorts Worldwide, Inc.	9,446	596,893
State Street Corp.	22,107	1,441,597
Stericycle, Inc.*	4,236	467,781
Stryker Corp.	13,942	901,769
SunTrust Banks, Inc.	26,315	830,765
Symantec Corp.	33,922	762,227
Sysco Corp.	28,801	983,842
T. Rowe Price Group, Inc.	12,549	917,959
Target Corp.	31,112	2,142,372
TECO Energy, Inc.	9,644	165,780
Tenet Healthcare Corp.*	4,922	226,904
Teradata Corp.*	7,991	401,388
Teradyne, Inc.*	9,382	164,842
Tesoro Corp.	6,604	345,521
Texas Instruments, Inc.	53,808	1,876,285
Textron, Inc.	13,502	351,727
Thermo Fisher Scientific, Inc.	17,415	1,473,831
Tiffany & Co.	5,882	428,445
Time Warner Cable, Inc.	14,105	1,586,530
Time Warner, Inc.	45,236	2,615,546
TJX Cos., Inc.	34,895	1,746,844
Torchmark Corp.	4,429	288,505
Total System Services, Inc.	7,698	188,447
Travelers Cos., Inc.	18,280	1,460,938
TripAdvisor, Inc.*	5,429	330,463
Tyson Foods, Inc., Class A	13,854	355,771
U.S. Bancorp/Minnesota	89,683	3,242,040
Union Pacific Corp.	22,629	3,491,202
United Parcel Service, Inc., Class B	34,450	2,979,236
United States Steel Corp.	6,687	117,223
United Technologies Corp.	41,022	3,812,585
UnitedHealth Group, Inc.	49,457	3,238,444
Unum Group	12,909	379,137
Urban Outfitters, Inc.*	5,478	220,325
Valero Energy Corp.	26,433	919,075
Varian Medical Systems, Inc.*	5,280	356,136
Ventas, Inc. (REIT)	14,118	980,636
VeriSign, Inc.*	7,278	325,035
Verizon Communications, Inc.	138,763	6,985,329
VF Corp.	4,252	820,891
Viacom, Inc., Class B	21,627	1,471,717
Visa, Inc., Class A	24,575	4,491,081
Vornado Realty Trust (REIT)	8,294	687,158
Vulcan Materials Co.	6,255	302,805
W.W. Grainger, Inc.	2,884	727,287
Walgreen Co.	41,887	1,851,405
Wal-Mart Stores, Inc.	79,444	5,917,784
Walt Disney Co.	87,392	5,518,805
Washington Post Co., Class B	225	108,848
Waste Management, Inc.	21,312	859,513
Waters Corp.*	4,197	419,910
WellPoint, Inc.	14,560	1,191,590
Wells Fargo & Co.	238,885	9,858,784
Western Digital Corp.	10,379	644,432
Western Union Co.	26,925	460,687
Weyerhaeuser Co. (REIT)	27,972	796,922
Whirlpool Corp.	3,842	439,371
Whole Foods Market, Inc.	16,650	857,142
Williams Cos., Inc.	33,012	1,071,900
Windstream Corp.	28,347	$218,555
Wisconsin Energy Corp.	11,103	455,112
WPX Energy, Inc.*	9,908	187,658
Wyndham Worldwide Corp.	6,608	378,176
Wynn Resorts Ltd.	3,907	500,096
Xcel Energy, Inc.	24,137	684,043
Xerox Corp.	59,200	536,944
Xilinx, Inc.	12,841	508,632
Xylem, Inc.	8,952	241,167
Yahoo!, Inc.*	46,182	1,159,630
Yum! Brands, Inc.	86,166	5,974,750
Zimmer Holdings, Inc.	8,193	613,983
Zions Bancorp	8,829	254,982
Zoetis, Inc.	24,366	752,675

		687,085,052

Total Common Stocks (83.3%) (Cost $1,216,078,236)		1,725,402,909

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	15,500	419
New World Development Co., Ltd., expiring 12/31/49 *†(b)	2,631	—

		419

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	45,953	25,601

Total Rights (0.0%) (Cost $—)		26,020

Total Investments (83.3%) (Cost $1,216,078,236)		1,725,428,929
Other Assets Less Liabilities (16.7%)		346,569,325

Net Assets (100%)		$2,071,998,254

*	Non-income producing.
†	Securities (totaling $73,721 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $1,794,938 or 0.1% of net assets.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,793,528	$—	$—	$1,948,257	$79,089	$—

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,907	September-13	$66,905,201	$64,488,765	$(2,416,436)
FTSE 100 Index	431	September-13	41,194,333	40,390,446	(803,887)
S&P 500 E-Mini Index	2,258	September-13	183,040,029	180,560,970	(2,479,059)
SPI 200 Index	139	September-13	15,057,565	15,156,173	98,608
TOPIX Index	370	September-13	41,479,696	42,192,983	713,287

					$(4,887,487)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	12,000	$15,624,936	$15,972,768	$(347,832)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/11/13	State Street Bank & Trust	193,008	$1,967,075	$1,946,082	$20,993
Japanese Yen vs. U.S. Dollar, expiring 7/11/13	State Street Bank & Trust	58,998	603,318	594,872	8,446

					$29,439

					$(318,393)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,380,355	$110,488,014	$—	$203,868,369
Consumer Staples	95,056,525	113,596,084	—	208,652,609
Energy	85,712,163	63,082,058	—	148,794,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$132,533,815	$238,180,090	$–	$370,713,905
Health Care	88,267,603	83,925,557	–	172,193,160
Industrials	79,434,585	104,620,223	73,721	184,128,529
Information Technology	128,375,815	84,643,978	–	213,019,793
Materials	32,818,843	64,668,522	–	97,487,365
Telecommunication Services	19,739,724	58,572,940	–	78,312,664
Utilities	24,451,114	23,781,180	–	48,232,294
Forward Currency Contracts	–	29,439	–	29,439
Futures	811,895	–	–	811,895
Rights
Energy	–	25,601	–	25,601
Financials	–	419	–	419

Total Assets	$780,582,437	$945,614,105	$73,721	$1,726,270,263

Liabilities:
Forward Currency Contracts	$–	$(347,832)	$–	$(347,832)
Futures	(5,699,382)	–	–	(5,699,382)

Total Liabilities	$(5,699,382)	$(347,832)	$–	$(6,047,214)

Total	$774,883,055	$945,266,273	$73,721	$1,720,223,049

(a)	Securities with a market value of $29,584,411 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	29,439
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	811,895	*
Commodity contracts	Receivables	—
Other contracts	Receivables

Total		$841,334

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(347,832)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,699,382	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(6,047,214)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	739,885	—	739,885
Credit contracts	—	—	—	—	—
Equity contracts	—	53,910,096	—	—	53,910,096
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$53,910,096	$739,885	$—	$54,649,981

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(540,134)	—	(540,134)
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,803,767)	—	—	(8,803,767)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,803,767)	$(540,134)	$—	$(9,343,901)

^ This Portfolio held foreign forward currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $17,928,000 and futures contracts with an average notional balance of approximately $376,346,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$—	$(347,832)	$—	$(347,832)
Goldman Sachs Group, Inc.
Futures contracts	2,130,269	—	—	2,130,269
State Street Bank & Trust
Forward foreign currency contracts	29,439	—	—	29,439

Total	$2,159,708	$(347,832)	$—	$1,811,876

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,162,518
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,788,682

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,156,825
Aggregate gross unrealized depreciation	(87,919,182)

Net unrealized appreciation	$497,237,643

Federal income tax cost of investments	$1,228,191,286

For the six months ended June 30, 2013, the Portfolio incurred approximately $7,552 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $589,133,617, which expires in the year 2017.

The Portfolio has an India capital gains tax capital loss carryforward of approximately INR 2,366,994,446 as of March 31, 2013, which converted to U.S. Dollars at June 30, 2013 is approximately $39,292,108.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,362,118)	$1,948,257
Unaffiliated Issuers (Cost $1,213,716,118)	1,723,480,672
Cash	178,439,497
Foreign cash (Cost $154,938,100)	143,013,541
Cash held as collateral at broker	20,724,000
Dividends, interest and other receivables	5,307,887
Receivable for securities sold	3,231,971
Due from broker for futures variation margin	2,130,269
Receivable from Separate Accounts for Trust shares sold	428,259
Unrealized appreciation on forward foreign currency contracts	29,439
Other assets	52,514

Total assets	2,078,786,306

LIABILITIES
Payable for securities purchased	4,035,398
Investment management fees payable	1,250,714
Payable to Separate Accounts for Trust shares redeemed	569,812
Unrealized depreciation on forward foreign currency contracts	347,832
Distribution fees payable - Class IB	304,386
Administrative fees payable	269,574
Distribution fees payable - Class IA	8,439
Trustees’ fees payable	1,897

Total liabilities	6,788,052

NET ASSETS	$2,071,998,254

Net assets were comprised of:
Paid in capital	$2,143,009,918
Accumulated undistributed net investment income (loss)	10,203,033
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(573,370,780)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	492,156,083

Net assets	$2,071,998,254

Class IA
Net asset value, offering and redemption price per share, $40,558,030 / 3,116,765 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.01

Class IB
Net asset value, offering and redemption price per share, $1,457,023,886 / 112,225,816 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.98

Class K
Net asset value, offering and redemption price per share, $574,416,338 / 44,088,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($79,089 of dividend income received from affiliates) (net of $1,596,427 foreign withholding tax)	$26,190,708
Interest	144,146

Total income	26,334,854

EXPENSES
Investment management fees	7,714,403
Distribution fees - Class IB	1,878,182
Administrative fees	1,665,521
Custodian fees	382,698
Printing and mailing expenses	117,644
Professional fees	56,854
Distribution fees - Class IA	51,495
Trustees’ fees	29,810
Miscellaneous	129,072

Total expenses	12,025,679

NET INVESTMENT INCOME (LOSS)	14,309,175

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	33,015,806
Futures	53,910,096
Foreign currency transactions	78,848

Net realized gain (loss)	87,004,750

Change in unrealized appreciation (depreciation) on:
Securities ($154,729 of change in unrealized appreciation (depreciation) from affiliates)	29,261,625
Futures	(8,803,767)
Foreign currency translations	(12,837,040)

Net change in unrealized appreciation (depreciation)	7,620,818

NET REALIZED AND UNREALIZED GAIN (LOSS)	94,625,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,934,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,309,175	$24,865,218
Net realized gain (loss) on investments, futures and foreign currency transactions	87,004,750	127,734,193
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	7,620,818	176,250,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,934,743	328,849,843

DIVIDENDS:
Dividends from net investment income
Class IA	—	(561,417)
Class IB	—	(20,590,849)
Class K	—	(9,737,833)

TOTAL DIVIDENDS	—	(30,890,099)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 126,538 and 541,968 shares, respectively ]	1,666,642	6,312,806
Capital shares issued in reinvestment of dividends [ 0 and 45,658 shares, respectively ]	—	561,417
Capital shares repurchased [ (272,008) and (1,117,054) shares, respectively ]	(3,559,334)	(13,004,590)

Total Class IA transactions	(1,892,692)	(6,130,367)

Class IB
Capital shares sold [ 2,110,476 and 6,427,691 shares, respectively ]	27,614,948	74,017,844
Capital shares issued in reinvestment of dividends [ 0 and 1,678,511 shares, respectively ]	—	20,590,849
Capital shares repurchased [ (9,616,885) and (21,697,414) shares, respectively ]	(126,019,268)	(253,020,175)

Total Class IB transactions	(98,404,320)	(158,411,482)

Class K
Capital shares sold [ 451,109 and 1,586,204 shares, respectively ]	5,950,319	18,432,771
Capital shares issued in reinvestment of dividends [ 0 and 791,327 shares, respectively ]	—	9,737,833
Capital shares repurchased [ (4,329,490) and (6,554,653) shares, respectively ]	(56,769,904)	(76,290,347)

Total Class K transactions	(50,819,585)	(48,119,743)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(151,116,597)	(212,661,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,181,854)	85,298,152
NET ASSETS:
Beginning of period	2,114,180,108	2,028,881,956

End of period (a)	$2,071,998,254	$2,114,180,108

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,203,033	$(4,106,142)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.39	$10.74	$12.50	$11.35	$7.65	$18.85

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.20 (e)	0.13 (e)	0.13 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	1.69	(1.71)	1.18	3.72	(10.55)

Total from investment operations	0.62	1.82	(1.51)	1.31	3.85	(10.45)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.25)	(0.16)	(0.15)	(0.04)
Distributions from net realized gains	—	—	—	—	—	(0.71)

Total dividends and distributions	—	(0.17)	(0.25)	(0.16)	(0.15)	(0.75)

Net asset value, end of period	$13.01	$12.39	$10.74	$12.50	$11.35	$7.65

Total return (b)	5.00%	16.99%	(12.07)%	11.60%	50.37%	(57.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,558	$40,407	$40,714	$692,623	$576,308	$310,097
Ratio of expenses to average net assets:
After reimbursements (a)	1.19%	1.19%	0.92%	0.91%	1.00%	1.43%
After reimbursements and fees paid indirectly (a)	1.19%	1.19%	0.92%	0.91%	1.00%	1.43%
Before reimbursements and fees paid indirectly (a)	1.19%	1.19%	0.92%	0.91%	1.06%	1.44%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.27%	1.11%	1.55%	1.13%	1.38%	0.72%
After reimbursements and fees paid indirectly (a)	1.27%	1.11%	1.55%	1.13%	1.38%	0.72%
Before reimbursements and fees paid indirectly (a)	1.27%	1.11%	1.54%	1.12%	1.31%	0.72%
Portfolio turnover rate	8%	14%	18%	21%	144%	105%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009		2008
Net asset value, beginning of period	$12.36	$10.71	$12.47		$11.32	$7.62		$18.79

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.13	(e)	0.10 (e)	0.10	(e)	0.05	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	1.69	(1.67)		1.18	3.72		(10.49)

Total from investment operations	0.62	1.82	(1.54)		1.28	3.82		(10.44)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.22)		(0.13)	(0.12)		(0.02)
Distributions from net realized gains	—	—	—		—	—		(0.71)

Total dividends and distributions	—	(0.17)	(0.22)		(0.13)	(0.12)		(0.73)

Net asset value, end of period	$12.98	$12.36	$10.71		$12.47	$11.32		$7.62

Total return (b)	5.02%	17.03%	(12.32)%		11.34%	50.18%		(57.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,457,024	$1,479,647	$1,428,266		$1,883,475	$1,869,011		$1,167,237
Ratio of expenses to average net assets:
After reimbursements (a)	1.19%	1.19%	1.17%		1.16%	1.26%		1.68	%(c)
After reimbursements and fees paid indirectly (a)	1.19%	1.19%	1.17%		1.16%	1.26%		1.68	%(c)
Before reimbursements and fees paid indirectly (a)	1.19%	1.19%	1.17	%(c)	1.16%	1.31	%(c)	1.69	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.27%	1.11%	1.09%		0.87%	1.06%		0.36%
After reimbursements and fees paid indirectly (a)	1.27%	1.11%	1.09%		0.87%	1.06%		0.36%
Before reimbursements and fees paid indirectly (a)	1.27%	1.11%	1.09%		0.86%	0.99%		0.36%
Portfolio turnover rate	8%	14%	18%		21%	144%		105%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$12.39	$10.74	$11.21

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.16 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	1.69	(0.28)

Total from investment operations	0.64	1.85	(0.25)

Less distributions:
Dividends from net investment income	—	(0.20)	(0.22)

Total dividends and distributions	—	(0.20)	(0.22)

Net asset value, end of period	$13.03	$12.39	$10.74

Total return (b)	5.17%	17.29%	(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$574,416	$594,125	$559,902
Ratio of expenses to average net assets:
After reimbursements (a)	0.94%	0.94%	0.95%
After reimbursements and fees paid indirectly (a)	0.94%	0.94%	0.95%
Before reimbursements and fees paid indirectly (a)	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.51%	1.37%	0.83%
After reimbursements and fees paid indirectly (a)	1.51%	1.37%	0.83%
Before reimbursements and fees paid indirectly (a)	1.51%	1.37%	0.83%
Portfolio turnover rate	8%	14%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/HIGH YIELD BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Corporate Bonds	76.7%
Investment Companies	19.6
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 8, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,005.00	$4.68
Hypothetical (5% average return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,006.00	3.71
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for and the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class IB and 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (76.7%)
Consumer Discretionary (14.5%)
Auto Components (0.2%)
Cooper-Standard Holding, Inc.
8.125%, 4/1/18 PIK§	$125,000	$124,063

Distributors (0.3%)
HD Supply, Inc.
11.500%, 7/15/20	159,000	184,838

Diversified Consumer Services (1.1%)
Coinstar, Inc.
6.000%, 3/15/19§	128,000	126,720
Service Corp. International
5.375%, 1/15/22§	65,000	64,756
ServiceMaster Co.
8.000%, 2/15/20	400,000	399,000

		590,476

Hotels, Restaurants & Leisure (4.3%)
Dave & Buster’s, Inc.
11.000%, 6/1/18	400,000	440,000
MGM Resorts International
10.000%, 11/1/16	350,000	405,125
11.375%, 3/1/18	350,000	432,775
Royal Caribbean Cruises Ltd.
11.875%, 7/15/15	200,000	234,000
5.250%, 11/15/22	215,000	209,625
Scientific Games International, Inc.
9.250%, 6/15/19	400,000	431,000
Wok Acquisition Corp.
10.250%, 6/30/20§	200,000	222,500

		2,375,025

Household Durables (1.7%)
Beazer Homes USA, Inc.
9.125%, 5/15/19	200,000	209,000
Brookfield Residential Properties, Inc.
6.125%, 7/1/22§	166,000	162,887
RSI Home Products, Inc.
6.875%, 3/1/18§	479,000	488,580
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%, 4/15/21§	123,000	116,850

		977,317

Internet & Catalog Retail (0.9%)
Sitel LLC/Sitel Finance Corp.
11.500%, 4/1/18	645,000	480,525

Media (1.7%)
AMC Entertainment, Inc.
9.750%, 12/1/20	400,000	450,000
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	259,000	260,942
Regal Entertainment Group
9.125%, 8/15/18	233,000	257,465

		968,407

Specialty Retail (3.4%)
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.750%, 2/15/18 PIK§	240,000	242,400
Claire’s Stores, Inc.
8.875%, 3/15/19	369,000	387,450
7.750%, 6/1/20§	323,000	312,503
Hot Topic, Inc.
9.250%, 6/15/21§	$46,000	$46,575
New Academy Finance Co., LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§	450,000	461,250
New Look Bondco I plc
8.375%, 5/14/18§	200,000	193,000
Toys R Us, Inc.
10.375%, 8/15/17	269,000	267,655

		1,910,833

Textiles, Apparel & Luxury Goods (0.9%)
Jones Group, Inc.
6.125%, 11/15/34	550,000	429,000
SIWF Merger Sub, Inc./Springs Industries, Inc.
6.250%, 6/1/21§	62,000	60,760

		489,760

Total Consumer Discretionary		8,101,244

Consumer Staples (4.7%)
Beverages (0.4%)
Constellation Brands, Inc.
4.250%, 5/1/23	122,000	114,375
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	145,000	119,987

		234,362

Food & Staples Retailing (1.6%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	400,000	427,000
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	456,750

		883,750

Food Products (0.7%)
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	406,030

Household Products (2.0%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	405,000	434,363
Sun Products Corp.
7.750%, 3/15/21§	188,000	186,120
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, 2/15/16 PIK	450,000	461,250

		1,081,733

Total Consumer Staples		2,605,875

Energy (9.0%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.
6.500%, 2/1/20	224,000	234,080
Murray Energy Corp.
8.625%, 6/15/21§	92,000	91,770
Pioneer Energy Services Corp.
9.875%, 3/15/18	125,000	134,063

		459,913

Oil, Gas & Consumable Fuels (8.2%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, 10/15/18	400,000	415,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Bonanza Creek Energy, Inc.
6.750%, 4/15/21§	$37,000	$37,277
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20§	400,000	435,500
Chaparral Energy, Inc.
9.875%, 10/1/20	200,000	221,500
Chesapeake Energy Corp.
9.500%, 2/15/15	400,000	439,000
Concho Resources, Inc.
7.000%, 1/15/21	170,000	182,750
Continental Resources, Inc.
7.125%, 4/1/21	400,000	440,000
4.500%, 4/15/23§	330,000	319,481
Denbury Resources, Inc.
8.250%, 2/15/20	400,000	432,000
El Paso LLC
7.800%, 8/1/31	125,000	126,094
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	180,000	182,250
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21§	145,000	143,912
Penn Virginia Corp.
8.500%, 5/1/20§	123,000	119,003
QEP Resources, Inc.
5.375%, 10/1/22	118,000	115,640
Samson Investment Co.
10.000%, 2/15/20§	200,000	209,500
SandRidge Energy, Inc.
7.500%, 2/15/23	200,000	190,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21§	119,000	120,785
Swift Energy Co.
8.875%, 1/15/20	400,000	412,000

		4,541,692

Total Energy		5,001,605

Financials (7.4%)
Capital Markets (0.8%)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/1/20	400,000	425,000

Commercial Banks (0.4%)
Credit Corp. Group Ltd.
12.000%, 7/15/18§	205,000	203,114

Consumer Finance (1.5%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	420,000
Ally Financial, Inc.
8.000%, 11/1/31	350,000	421,750

		841,750

Diversified Financial Services (4.0%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	450,000	432,000
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK	360,000	369,000
CNH Capital LLC
6.250%, 11/1/16	400,000	422,000
General Motors Financial Co., Inc.
4.250%, 5/15/23§	$257,000	$237,725
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Finance Corp.
9.750%, 4/1/21§	314,000	318,710
Speedy Group Holdings Corp.
12.000%, 11/15/17§	438,000	455,520

		2,234,955

Real Estate Management & Development (0.5%)
Realogy Group LLC
9.000%, 1/15/20§	104,000	115,960
Toys R Us Property Co. I LLC
10.750%, 7/15/17	185,000	194,712

		310,672

Thrifts & Mortgage Finance (0.2%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	130,000	129,675

Total Financials		4,145,166

Health Care (1.6%)
Health Care Providers & Services (0.8%)
HCA Holdings, Inc.
7.750%, 5/15/21	250,000	267,500
Vantage Oncology LLC/Vantage Oncology Finance Co.
9.500%, 6/15/17§	195,000	195,000

		462,500

Pharmaceuticals (0.8%)
VPII Escrow Corp.
7.500%, 7/15/21§	434,000	449,190

Total Health Care		911,690

Industrials (15.4%)
Aerospace & Defense (2.3%)
Bombardier, Inc.
6.125%, 1/15/23§	370,000	368,150
DynCorp International, Inc.
10.375%, 7/1/17	450,000	448,875
Sequa Corp.
7.000%, 12/15/17§	450,000	445,500

		1,262,525

Commercial Services & Supplies (6.0%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	355,000	352,338
Aviation Capital Group Corp.
7.125%, 10/15/20§	200,000	218,000
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18§	230,000	231,725
Garda World Security Corp.
9.750%, 3/15/17§	120,000	124,896
Interface, Inc.
7.625%, 12/1/18	400,000	420,500
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§	145,000	152,250
NESCO LLC/NESCO Holdings Corp.
11.750%, 4/15/17§	400,000	432,000
Nord Anglia Education UK Holdings plc
10.250%, 4/1/17§	400,000	432,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§	$164,000	$159,900
TransUnion Holding Co., Inc.
9.625%, 6/15/18	400,000	424,000
Wyle Services Corp.
10.500%, 4/1/18§	420,000	420,000

		3,367,609

Construction & Engineering (1.7%)
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	400,000	436,000
NES Rentals Holdings, Inc.
7.875%, 5/1/18§	64,000	63,200
Tutor Perini Corp.
7.625%, 11/1/18	420,000	441,000

		940,200

Electrical Equipment (1.5%)
Coleman Cable, Inc.
9.000%, 2/15/18	400,000	424,000
WireCo WorldGroup, Inc.
9.500%, 5/15/17	400,000	414,000

		838,000

Machinery (1.0%)
Global Brass & Copper, Inc.
9.500%, 6/1/19§	400,000	429,000
Titan International, Inc.
7.875%, 10/1/17§	122,000	128,100

		557,100

Road & Rail (1.8%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	200,000	208,000
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	250,000	247,500
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.
12.000%, 6/15/16 PIK§	400,000	436,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	94,000	93,530

		985,030

Trading Companies & Distributors (1.1%)
Aircastle Ltd.
9.750%, 8/1/18	200,000	219,000
International Lease Finance Corp.
8.625%, 1/15/22	350,000	399,000

		618,000

Total Industrials		8,568,464

Information Technology (8.3%)
Computers & Peripherals (0.4%)
Seagate HDD Cayman
7.000%, 11/1/21	210,000	224,700

Diversified Telecommunication Services (0.7%)
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	400,000	408,000

Electronic Equipment, Instruments & Components (1.7%)
CPI International, Inc.
8.000%, 2/15/18	450,000	463,500
MMI International Ltd.
8.000%, 3/1/17§	$450,000	$452,250

		915,750

Internet Software & Services (1.1%)
Equinix, Inc.
7.000%, 7/15/21	205,000	222,118
GXS Worldwide, Inc.
9.750%, 6/15/15	400,000	406,000

		628,118

IT Services (2.0%)
Audatex North America, Inc.
6.000%, 6/15/21§	264,000	263,340
iGATE Corp.
9.000%, 5/1/16	400,000	414,500
SRA International, Inc.
11.000%, 10/1/19	400,000	412,000

		1,089,840

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.
8.125%, 12/15/17	475,000	492,812

Software (1.5%)
Infor US, Inc.
9.375%, 4/1/19	390,000	422,682
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	400,000	428,000

		850,682

Total Information Technology		4,609,902

Materials (10.3%)
Chemicals (2.3%)
Ashland, Inc.
6.875%, 5/15/43§	140,000	147,262
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/20	450,000	432,000
INEOS Group Holdings S.A.
6.125%, 8/15/18§	200,000	191,000
JM Huber Corp.
9.875%, 11/1/19§	400,000	448,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	56,000	55,440

		1,273,702

Commercial Services & Supplies (0.4%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	213,000	212,468

Construction Materials (0.5%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20§	275,000	297,000

Containers & Packaging (1.6%)
ARD Finance S.A.
11.125%, 6/1/18 PIK§	222,250	235,585
BOE Intermediate Holding Corp.
9.750%, 11/1/17 PIK§	185,000	177,600
BOE Merger Corp.
10.250%, 11/1/17 PIK§	130,000	130,650
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.125%, 7/15/20§	180,000	188,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Sealed Air Corp.
5.250%, 4/1/23§	$195,000	$189,150

		921,535

Metals & Mining (5.5%)
AM Castle & Co.
12.750%, 12/15/16	370,000	425,981
ArcelorMittal S.A.
7.500%, 10/15/39	430,000	406,350
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	363,000	316,717
FMG Resources Pty Ltd.
8.250%, 11/1/19§	200,000	205,500
Hecla Mining Co.
6.875%, 5/1/21§	125,000	116,250
HudBay Minerals, Inc.
9.500%, 10/1/20§	218,000	212,550
JMC Steel Group, Inc.
8.250%, 3/15/18§	400,000	390,000
Prince Mineral Holding Corp.
11.500%, 12/15/19§	400,000	428,000
Severstal Columbus LLC
10.250%, 2/15/18	400,000	416,000
Steel Dynamics, Inc.
5.250%, 4/15/23§	126,000	123,480

		3,040,828

Total Materials		5,745,533

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.1%)
Frontier Communications Corp.
8.750%, 4/15/22	250,000	273,125
Intelsat Luxembourg S.A.
7.750%, 6/1/21§	220,000	221,925
Sprint Capital Corp.
6.900%, 5/1/19	104,000	108,290

		603,340

Wireless Telecommunication Services (2.5%)
CommScope Holding Co., Inc.
6.625%, 6/1/20 PIK§	217,000	207,235
Digicel Group Ltd.
10.500%, 4/15/18§	125,000	133,439
Inmarsat Finance plc
7.375%, 12/1/17§	410,000	425,375
MetroPCS Wireless, Inc.
6.625%, 4/1/23§	220,000	222,750
Sprint Nextel Corp.
6.000%, 11/15/22	420,000	410,550

		1,399,349

Total Telecommunication Services		2,002,689

Utilities (1.9%)
Gas Utilities (0.4%)
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	$200,000	$225,000

Independent Power Producers & Energy Traders (1.5%)
AES Corp.
9.750%, 4/15/16	370,000	426,425
GenOn Energy, Inc.
9.875%, 10/15/20	380,000	416,100

		842,525

Total Utilities		1,067,525

Total Corporate Bonds		42,759,693

Total Long-Term Debt Securities (76.7%) (Cost $43,584,904)		42,759,693

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.6%)
iShares iBoxx $ High Yield Corporate Bond Fund	24,482	2,224,434
SPDR Barclays Capital High Yield Bond ETF	219,855	8,682,074

Total Investment Companies (19.6%) (Cost $11,173,845)		10,906,508

Total Investments (96.3%) (Cost $54,758,749)		53,666,201
Other Assets Less Liabilities (3.7%)		2,054,803

Net Assets (100%)		$55,721,004

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $20,445,650 or 36.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

PIK	— Payment-in Kind Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$8,101,244	$—	$8,101,244
Consumer Staples	—	2,605,875	—	2,605,875
Energy	—	5,001,605	—	5,001,605
Financials	—	4,145,166	—	4,145,166
Health Care	—	911,690	—	911,690
Industrials	—	8,568,464	—	8,568,464
Information Technology	—	4,609,902	—	4,609,902
Materials	—	5,745,533	—	5,745,533
Telecommunication Services	—	2,002,689	—	2,002,689
Utilities	—	1,067,525	—	1,067,525
Investment Companies
Exchange Traded Funds (ETFs)	10,906,508	—	—	10,906,508

Total Assets	$10,906,508	$42,759,693	$—	$53,666,201

Total Liabilities	$—	$—	$—	$—

Total	$10,906,508	$42,759,693	$—	$53,666,201

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

The Portfolio held no derivatives contracts during the period ended June 30, 2013.

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,271,284
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,525,597

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,372
Aggregate gross unrealized depreciation	(1,289,920)

Net unrealized depreciation	$(1,092,548)

Federal income tax cost of investments	$54,758,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $54,758,749)	$53,666,201
Cash	1,513,646
Receivable for securities sold	878,019
Dividends, interest and other receivables	850,592
Deferred offering cost	11,563
Receivable from Separate Accounts for Trust shares sold	7,038
Other assets	797

Total assets	56,927,856

LIABILITIES
Payable for securities purchased	1,141,494
Administrative fees payable	14,914
Investment management fees payable	14,303
Distribution fees payable - Class IB	4,890
Payable to Separate Accounts for Trust shares redeemed	3,083
Trustees’ fees payable	160
Accrued expenses	28,008

Total liabilities	1,206,852

NET ASSETS	$55,721,004

Net assets were comprised of:
Paid in capital	$55,433,905
Accumulated undistributed net investment income (loss)	1,217,669
Accumulated undistributed net realized gain (loss) on investments	161,978
Net unrealized appreciation (depreciation) on investments	(1,092,548)

Net assets	$55,721,004

Class IB
Net asset value, offering and redemption price per share, $23,697,131 / 2,358,292 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $32,023,873 / 3,183,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Interest	$1,219,759
Dividends	227,427

Total income	1,447,186

EXPENSES
Investment management fees	130,469
Administrative fees	70,473
Distribution fees - Class IB	22,933
Professional fees	16,010
Custodian fees	12,950
Offering costs	7,448
Printing and mailing expenses	2,887
Trustees’ fees	522
Miscellaneous	678

Gross expenses	264,370
Less: Waiver from investment advisor	(34,853)

Net expenses	229,517

NET INVESTMENT INCOME (LOSS)	1,217,669

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	161,978
Net change in unrealized appreciation (depreciation) on securities	(1,092,548)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(930,570)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$287,099

*	The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 8, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,217,669
Net realized gain (loss) on investments	161,978
Net change in unrealized appreciation (depreciation) on investments	(1,092,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	287,099

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,358,995 shares ]	23,603,383
Capital shares repurchased [ (703) shares ]	(7,166)

Total Class IB transactions	23,596,217

Class K
Capital shares sold [ 3,207,409 shares ]	32,078,078
Capital shares repurchased [ (23,604) shares ]	(240,390)

Total Class K transactions	31,837,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,433,905

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,721,004
NET ASSETS:
Beginning of period	—

End of period (a)	$55,721,004

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,217,669

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22	(e)
Net realized and unrealized gain (loss) on investments	(0.17)

Total from investment operations	0.05

Total dividends and distributions	—

Net asset value, end of period	$10.05

Total return (b)	0.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,697
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%
Before waivers (a)(f)	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.44	%(l)
Before waivers (a)(f)	5.32	%(l)
Portfolio turnover rate	58%

Class K	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.23	(e)
Net realized and unrealized gain (loss) on investments	(0.17)

Total from investment operations	0.06

Total dividends and distributions	—

Net asset value, end of period	$10.06

Total return (b)	0.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%
Before waivers (a)(f)	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.72	%(l)
Before waivers (a)(f)	5.60	%(l)
Portfolio turnover rate	58%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	88.2%
Investment Companies	10.6
Corporate Bonds	0.4
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$984.60	$3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.23	3.60
Class IB
Actual	1,000.00	984.50	3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.23	3.60
Class K
Actual	1,000.00	985.60	2.30
Hypothetical (5% average return before expenses)	1,000.00	1,022.47	2.35

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Financials (0.2%)
Diversified Financial Services (0.2%)
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	$280,000	$291,098
Series A5 3.450%, 6/12/21	280,000	296,550
Private Export Funding Corp.
4.550%, 5/15/15	560,000	598,366
4.950%, 11/15/15	180,000	197,755
1.375%, 2/15/17	740,000	737,210
4.375%, 3/15/19	280,000	316,483
2.050%, 11/15/22	10,325,000	9,706,964

Total Financials		12,144,426

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,148,569
3.875%, 2/15/21	3,345,000	3,659,525
1.875%, 8/15/22	12,000,000	11,286,068

Total Utilities		17,094,162

Total Corporate Bonds		29,238,588

Government Securities (88.2%)
U.S. Government Agencies (48.9%)
Federal Farm Credit Bank
0.300% 7/18/14	18,650,000	18,663,443
1.625% 11/19/14	2,800,000	2,852,013
0.320% 3/12/15	18,676,000	18,666,294
0.450% 4/24/15	14,000,000	14,000,270
4.875% 12/16/15	14,000,000	15,435,575
0.390% 12/17/15	15,000,000	14,900,215
0.625% 3/23/16	14,000,000	13,966,613
0.450% 7/12/16	7,280,000	7,159,240
5.125% 8/25/16	7,450,000	8,446,286
0.540% 11/7/16	5,000,000	4,899,782
4.875% 1/17/17	20,050,000	22,821,301
2.500% 6/20/22	1,850,000	1,750,372
Federal Home Loan Bank
5.500% 8/13/14	15,850,000	16,786,800
2.750% 12/12/14	14,000,000	14,499,831
0.250% 1/16/15	50,000,000	49,944,915
0.250% 2/20/15	30,000,000	29,951,967
2.750% 3/13/15	18,650,000	19,408,622
0.500% 11/20/15	30,000,000	29,870,577
0.500% 1/8/16	8,835,000	8,806,651
1.000% 3/11/16	13,490,000	13,606,076
3.125% 3/11/16	4,650,000	4,937,851
5.375% 5/18/16	32,600,000	36,874,740
2.125% 6/10/16	23,300,000	24,149,322
0.375% 6/24/16	25,000,000	24,707,280
0.575% 7/29/16	5,000,000	4,954,301
2.000% 9/9/16	14,000,000	14,508,364
4.750% 12/16/16	15,850,000	17,958,778
0.750% 12/19/16	10,000,000	9,850,482
4.875% 5/17/17	32,000,000	36,325,357
5.250% 6/5/17	4,650,000	5,317,443
1.000% 6/9/17	18,650,000	18,550,844
1.000% 6/21/17	$32,000,000	$31,608,416
1.050% 7/26/17	9,300,000	9,132,655
2.250% 9/8/17	1,850,000	1,927,959
5.000% 11/17/17	3,450,000	3,982,184
1.050% 1/30/18	25,000,000	24,225,372
1.375% 3/9/18	15,000,000	14,988,409
4.750% 6/8/18	1,850,000	2,128,760
1.150% 7/25/18	20,000,000	19,245,232
1.875% 3/8/19	32,600,000	32,771,883
5.375% 5/15/19	1,850,000	2,198,732
1.625% 6/14/19	6,000,000	5,909,856
4.125% 12/13/19	450,000	505,741
1.875% 3/13/20	20,000,000	19,628,296
4.125% 3/13/20	4,650,000	5,216,211
4.625% 9/11/20	9,500,000	11,052,135
3.625% 3/12/21	450,000	488,081
5.625% 6/11/21	1,850,000	2,275,484
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	18,650,000	19,580,033
3.000% 7/28/14	15,985,000	16,462,267
1.000% 7/30/14	20,500,000	20,670,218
1.000% 8/20/14	8,400,000	8,473,100
1.000% 8/27/14	23,300,000	23,500,224
0.375% 8/28/14	37,250,000	37,300,381
5.000% 11/13/14	450,000	479,185
0.750% 11/25/14	27,950,000	28,130,711
0.350% 11/26/14	25,000,000	25,014,475
0.625% 12/29/14	27,950,000	28,070,984
0.800% 1/13/15	950,000	953,125
4.500% 1/15/15	14,900,000	15,862,159
0.650% 1/30/15	450,000	451,177
0.500% 2/5/15	25,000,000	25,010,075
2.875% 2/9/15	27,950,000	29,090,458
0.550% 2/13/15	1,850,000	1,853,718
0.500% 2/24/15	5,000,000	5,008,071
0.550% 2/27/15	2,500,000	2,505,146
0.500% 4/17/15	23,300,000	23,344,214
0.320% 4/29/15	10,000,000	9,986,737
1.000% 6/30/15	950,000	953,750
4.375% 7/17/15	18,650,000	20,136,030
0.500% 8/28/15	18,650,000	18,649,648
1.750% 9/10/15	24,250,000	24,909,328
0.500% 9/25/15	10,000,000	9,994,126
4.750% 11/17/15	44,550,000	49,038,150
0.500% 11/27/15	20,000,000	19,943,018
0.500% 1/15/16	10,000,000	9,948,472
1.000% 1/27/16	950,000	953,323
0.850% 2/24/16	19,100,000	19,130,600
1.000% 2/24/16	950,000	953,641
1.000% 3/21/16	10,000,000	10,038,824
5.250% 4/18/16	25,200,000	28,341,707
0.500% 5/13/16	35,000,000	34,759,287
2.500% 5/27/16	20,500,000	21,531,673
0.500% 6/6/16	15,000,000	14,830,078
5.500% 7/18/16	19,500,000	22,256,350
2.000% 8/25/16	25,000,000	25,816,620
0.700% 9/27/16	5,000,000	4,957,447
0.750% 10/5/16	15,000,000	14,889,474
5.125% 10/18/16	19,100,000	21,787,529
0.600% 10/25/16	15,000,000	14,736,717
2.250% 1/23/17	450,000	454,506
5.000% 2/16/17	13,000,000	14,886,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.200% 3/6/17	$9,300,000	$9,266,867
1.000% 3/8/17	37,950,000	37,788,071
5.000% 4/18/17	16,800,000	19,248,202
1.250% 5/12/17	40,300,000	40,358,483
1.000% 6/29/17	18,650,000	18,481,057
2.250% 7/3/17	9,300,000	9,300,986
1.000% 7/25/17	4,650,000	4,556,197
1.000% 7/28/17	40,950,000	40,510,594
2.000% 8/8/17	950,000	951,664
5.500% 8/23/17	16,800,000	19,606,495
1.000% 9/12/17	4,650,000	4,542,351
1.000% 9/29/17	29,300,000	28,773,740
5.125% 11/17/17	22,400,000	25,966,889
0.750% 1/12/18	25,000,000	24,219,920
0.875% 3/7/18	35,000,000	33,656,497
1.200% 3/20/18	11,200,000	10,887,044
1.050% 4/30/18	15,000,000	14,495,319
1.100% 5/7/18	5,000,000	4,831,036
4.875% 6/13/18	28,000,000	32,396,851
3.750% 3/27/19	19,550,000	21,448,966
1.750% 5/30/19	48,650,000	48,149,401
3.000% 7/10/19	4,650,000	4,703,533
2.000% 7/30/19	200,000	196,985
3.000% 7/31/19	10,000,000	10,019,029
1.250% 8/1/19	31,000,000	29,568,129
3.000% 8/1/19	14,000,000	14,027,462
1.250% 10/2/19	30,500,000	29,013,820
2.500% 10/17/19	1,000,000	1,003,015
2.250% 3/13/20	10,000,000	9,882,790
3.000% 8/6/20	4,650,000	4,654,932
2.000% 7/23/21	5,000,000	4,666,862
2.375% 1/13/22	70,000,000	67,740,211
2.500% 4/17/23	15,000,000	14,143,638
2.625% 6/13/23	10,000,000	9,401,996
Federal National Mortgage Association
0.875% 8/28/14	44,000,000	44,264,999
1.500% 9/8/14	950,000	964,144
0.625% 9/12/14	250,000	250,268
3.000% 9/16/14	16,750,000	17,309,031
4.625% 10/15/14	21,900,000	23,104,649
0.625% 10/30/14	23,000,000	23,107,249
2.625% 11/20/14	27,000,000	27,882,374
0.750% 12/19/14	31,000,000	31,171,625
0.750% 1/30/15	950,000	953,074
0.800% 2/13/15	950,000	953,497
0.750% 2/24/15	4,650,000	4,666,304
0.550% 2/27/15	5,600,000	5,611,824
5.000% 3/2/15	450,000	484,983
0.375% 3/16/15	27,950,000	27,955,408
5.000% 4/15/15	18,650,000	20,189,235
0.500% 5/27/15	33,650,000	33,689,233
0.625% 6/4/15	4,650,000	4,664,722
0.350% 6/26/15	15,000,000	14,974,145
0.500% 7/2/15	27,950,000	27,853,047
2.375% 7/28/15	20,500,000	21,318,735
0.400% 7/30/15	2,000,000	1,996,232
2.150% 8/4/15	450,000	465,668
0.500% 8/20/15	25,950,000	25,947,584
2.000% 9/21/15	5,000,000	5,164,012
0.500% 9/28/15	33,300,000	33,159,571
1.875% 10/15/15	200,000	205,200
4.375% 10/15/15	$66,600,000	$72,521,785
1.625% 10/26/15	27,950,000	28,527,229
0.375% 10/29/15	20,000,000	19,911,528
0.480% 11/25/15	10,000,000	9,978,936
0.500% 11/27/15	23,750,000	23,682,334
0.375% 12/21/15	45,000,000	44,609,670
0.500% 1/15/16	5,000,000	4,982,979
0.500% 1/29/16	15,000,000	14,941,689
0.750% 2/1/16	15,000,000	15,005,431
0.560% 2/16/16	4,650,000	4,635,921
0.800% 2/24/16	950,000	950,689
0.520% 2/26/16	5,000,000	4,980,244
0.550% 2/26/16	2,000,000	1,990,309
0.600% 3/4/16	5,000,000	4,987,440
2.000% 3/10/16	450,000	466,136
0.625% 3/11/16	15,000,000	14,970,584
2.250% 3/15/16	13,050,000	13,557,910
5.000% 3/15/16	36,100,000	40,254,886
0.500% 3/30/16	35,000,000	34,755,648
2.375% 4/11/16	34,500,000	35,997,711
0.625% 4/29/16	2,000,000	1,993,805
0.550% 6/6/16	25,000,000	24,753,058
0.375% 7/5/16	15,000,000	14,801,757
5.375% 7/15/16	27,950,000	31,830,600
0.750% 7/26/16	4,650,000	4,632,013
0.700% 9/6/16	5,000,000	4,963,649
0.750% 9/13/16	10,000,000	9,937,439
5.250% 9/15/16	9,805,000	11,175,878
0.625% 9/26/16	5,000,000	4,929,882
1.250% 9/28/16	24,700,000	25,050,090
1.375% 11/15/16	61,800,000	62,907,407
4.875% 12/15/16	18,650,000	21,167,662
1.250% 1/30/17	37,950,000	38,384,224
0.750% 2/6/17	2,500,000	2,449,954
1.000% 2/13/17	10,000,000	9,933,633
5.000% 2/13/17	21,350,000	24,425,034
1.000% 2/27/17	1,000,000	993,012
0.750% 3/6/17	3,000,000	2,940,568
1.200% 3/6/17	950,000	946,616
1.125% 4/27/17	41,000,000	40,701,827
5.000% 5/11/17	23,650,000	26,896,514
(Zero Coupon), 6/1/17	1,400,000	1,334,565
5.375% 6/12/17	20,860,000	24,163,121
1.125% 6/28/17	9,300,000	9,210,200
1.000% 8/14/17	5,000,000	4,895,288
1.000% 8/21/17	2,350,000	2,299,680
0.875% 8/28/17	37,250,000	36,483,916
1.100% 8/28/17	4,650,000	4,566,701
1.000% 9/20/17	30,000,000	29,233,068
0.875% 10/26/17	40,000,000	39,069,936
0.900% 11/7/17	20,000,000	19,377,872
1.050% 11/15/17	20,000,000	19,481,328
0.875% 12/20/17	30,000,000	29,210,208
1.000% 12/28/17	45,000,000	43,632,400
1.030% 1/30/18	10,000,000	9,682,693
0.875% 2/8/18	20,000,000	19,448,312
1.200% 2/28/18	5,000,000	4,866,684
1.125% 4/3/18	2,000,000	1,940,920
1.100% 4/17/18	5,000,000	4,850,322
0.875% 5/21/18	55,000,000	53,257,820
1.125% 5/25/18	20,000,000	19,322,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.500% 5/25/18	$15,000,000	$14,724,207
1.250% 10/17/18	2,000,000	1,923,324
1.250% 12/28/18	1,000,000	956,009
1.250% 1/30/19	3,000,000	2,867,283
1.750% 1/30/19	2,350,000	2,296,248
1.500% 2/26/19	2,500,000	2,412,959
1.700% 8/28/19	9,300,000	8,930,056
(Zero Coupon), 10/9/19	950,000	798,000
1.550% 10/15/19	2,000,000	1,897,260
1.330% 10/24/19	5,000,000	4,716,147
1.550% 10/29/19	20,000,000	18,947,152
1.600% 1/30/20	10,000,000	9,468,042
1.700% 3/27/20	2,000,000	1,913,308
2.250% 10/17/22	15,000,000	13,906,138
2.200% 10/25/22	16,000,000	14,771,488
2.500% 2/22/23	5,000,000	4,692,142
2.500% 3/27/23	10,000,000	9,365,292
Financing Corp.
9.400% 2/8/18 IO STRIPS	930,000	1,247,151
9.650% 11/2/18 IO STRIPS	1,950,000	2,702,966
8.600% 9/26/19 IO STRIPS	380,000	514,583

		3,737,166,790

U.S. Treasuries (39.3%)
U.S. Treasury Bonds
11.250% 2/15/15	2,800,000	3,296,025
10.625% 8/15/15	1,200,000	1,459,244
9.875% 11/15/15	1,750,000	2,137,486
9.250% 2/15/16	1,300,000	1,593,636
7.250% 5/15/16	4,650,000	5,526,234
7.500% 11/15/16	14,000,000	17,115,571
8.750% 5/15/17	6,450,000	8,350,703
8.875% 8/15/17	3,250,000	4,274,891
9.125% 5/15/18	2,800,000	3,833,891
9.000% 11/15/18	2,800,000	3,896,948
8.875% 2/15/19	9,300,000	13,005,469
8.125% 8/15/19	2,800,000	3,859,770
8.500% 2/15/20	1,850,000	2,633,488
8.750% 5/15/20	2,800,000	4,059,003
8.750% 8/15/20	6,500,000	9,488,288
7.875% 2/15/21	2,800,000	3,967,528
8.125% 5/15/21	3,250,000	4,693,446
8.000% 11/15/21	2,800,000	4,058,576
U.S. Treasury Notes
0.250% 9/15/14	25,150,000	25,158,843
0.250% 9/30/14	60,000,000	60,020,622
2.375% 9/30/14	13,050,000	13,399,750
0.500% 10/15/14	43,350,000	43,505,449
0.250% 10/31/14	25,000,000	25,009,375
2.375% 10/31/14	18,650,000	19,181,816
0.375% 11/15/14	5,150,000	5,160,400
4.250% 11/15/14	7,250,000	7,648,694
0.250% 11/30/14	75,000,000	75,016,703
2.125% 11/30/14	18,650,000	19,145,754
0.250% 12/15/14	4,650,000	4,650,999
0.125% 12/31/14	65,000,000	64,882,187
2.625% 12/31/14	17,700,000	18,327,382
0.250% 1/15/15	23,300,000	23,295,450
0.250% 1/31/15	55,000,000	54,988,615
2.250% 1/31/15	20,050,000	20,674,369
0.250% 2/15/15	18,650,000	18,639,073
4.000% 2/15/15	27,000,000	28,617,997
0.250% 2/28/15	$25,000,000	$24,981,445
2.375% 2/28/15	30,300,000	31,347,126
0.375% 3/15/15	35,000,000	35,041,016
0.250% 3/31/15	40,000,000	39,955,780
2.500% 3/31/15	11,200,000	11,626,431
0.375% 4/15/15	35,000,000	35,030,898
0.125% 4/30/15	55,000,000	54,791,385
2.500% 4/30/15	19,100,000	19,852,809
4.125% 5/15/15	19,650,000	21,036,170
0.250% 5/31/15	60,000,000	59,894,532
2.125% 5/31/15	14,450,000	14,939,719
1.875% 6/30/15	8,850,000	9,115,569
0.250% 7/15/15	25,000,000	24,932,228
1.750% 7/31/15	26,100,000	26,837,936
0.250% 8/15/15	14,000,000	13,951,875
4.250% 8/15/15	20,050,000	21,681,569
1.250% 8/31/15	9,800,000	9,974,486
0.250% 9/15/15	25,000,000	24,899,415
1.250% 9/30/15	14,900,000	15,170,994
1.250% 10/31/15	24,250,000	24,696,353
4.500% 11/15/15	14,900,000	16,312,007
1.375% 11/30/15	31,200,000	31,863,973
2.125% 12/31/15	7,450,000	7,748,408
0.375% 1/15/16	3,000,000	2,989,172
2.000% 1/31/16	24,700,000	25,631,267
4.500% 2/15/16	17,250,000	19,022,168
2.125% 2/29/16	6,050,000	6,299,988
2.625% 2/29/16	9,800,000	10,336,397
0.375% 3/15/16	35,000,000	34,814,336
2.250% 3/31/16	9,300,000	9,719,226
2.375% 3/31/16	23,050,000	24,177,108
2.000% 4/30/16	14,000,000	14,538,125
2.625% 4/30/16	14,000,000	14,784,109
5.125% 5/15/16	8,400,000	9,475,397
1.750% 5/31/16	8,850,000	9,127,807
3.250% 5/31/16	3,750,000	4,032,363
1.500% 6/30/16	18,650,000	19,100,222
3.250% 6/30/16	27,950,000	30,085,335
1.500% 7/31/16	26,100,000	26,721,099
3.250% 7/31/16	14,000,000	15,080,297
4.875% 8/15/16	6,500,000	7,332,914
1.000% 8/31/16	23,300,000	23,479,119
3.000% 8/31/16	20,500,000	21,952,617
1.000% 9/30/16	25,650,000	25,824,140
3.000% 9/30/16	31,700,000	33,975,962
3.125% 10/31/16	28,900,000	31,090,077
4.625% 11/15/16	25,150,000	28,338,746
0.875% 11/30/16	19,100,000	19,112,235
0.875% 12/31/16	34,950,000	34,928,974
3.250% 12/31/16	21,450,000	23,211,247
0.875% 1/31/17	14,000,000	13,978,562
3.125% 1/31/17	18,650,000	20,118,687
4.625% 2/15/17	16,600,000	18,794,312
0.875% 2/28/17	18,650,000	18,603,521
3.000% 2/28/17	20,500,000	22,025,167
3.250% 3/31/17	23,300,000	25,258,656
3.125% 4/30/17	11,650,000	12,579,269
2.750% 5/31/17	20,500,000	21,857,965
2.500% 6/30/17	14,450,000	15,267,215
2.375% 7/31/17	22,100,000	23,232,625
4.750% 8/15/17	8,850,000	10,158,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 8/31/17	$25,650,000	$26,427,316
0.625% 9/30/17	25,000,000	24,443,165
1.875% 9/30/17	23,300,000	23,991,719
0.750% 10/31/17	25,000,000	24,529,297
1.875% 10/31/17	20,200,000	20,784,065
4.250% 11/15/17	23,750,000	26,864,960
0.625% 11/30/17	25,000,000	24,371,680
0.750% 12/31/17	40,000,000	39,131,248
2.750% 12/31/17	4,200,000	4,479,202
0.875% 1/31/18	38,500,000	37,814,819
2.625% 1/31/18	19,550,000	20,747,590
3.500% 2/15/18	18,650,000	20,523,014
0.750% 2/28/18	30,000,000	29,265,234
2.750% 2/28/18	13,500,000	14,404,605
0.750% 3/31/18	40,000,000	38,931,876
2.875% 3/31/18	5,600,000	6,005,781
0.625% 4/30/18	25,000,000	24,160,155
2.625% 4/30/18	4,650,000	4,931,870
3.875% 5/15/18	4,650,000	5,209,453
1.000% 5/31/18	25,000,000	24,570,313
2.375% 5/31/18	13,500,000	14,153,485
2.375% 6/30/18	23,750,000	24,892,040
2.250% 7/31/18	25,150,000	26,194,708
4.000% 8/15/18	5,600,000	6,323,625
1.500% 8/31/18	22,850,000	22,913,731
1.375% 9/30/18	20,500,000	20,410,312
1.750% 10/31/18	18,650,000	18,911,536
3.750% 11/15/18	29,800,000	33,312,907
1.375% 11/30/18	14,000,000	13,903,422
1.375% 12/31/18	18,650,000	18,495,408
1.250% 1/31/19	18,650,000	18,351,309
2.750% 2/15/19	23,750,000	25,279,647
1.375% 2/28/19	14,000,000	13,846,657
1.500% 3/31/19	25,000,000	24,862,890
1.250% 4/30/19	14,000,000	13,708,516
3.125% 5/15/19	20,500,000	22,246,184
0.875% 7/31/19	23,300,000	22,193,432
3.625% 8/15/19	14,900,000	16,596,389
1.000% 9/30/19	5,000,000	4,781,289
3.375% 11/15/19	31,700,000	34,880,895
1.375% 1/31/20	2,000,000	1,944,391
3.625% 2/15/20	24,450,000	27,274,166
1.125% 3/31/20	5,000,000	4,764,063
3.500% 5/15/20	28,400,000	31,420,607
1.375% 5/31/20	20,000,000	19,301,718
2.625% 8/15/20	13,000,000	13,584,594
2.625% 11/15/20	23,750,000	24,746,201
3.125% 5/15/21	9,300,000	9,986,384
1.625% 8/15/22	40,000,000	37,528,124
1.625% 11/15/22	10,000,000	9,334,766
2.000% 2/15/23	50,000,000	48,118,750
1.750% 5/15/23	15,000,000	14,048,204

		3,007,207,940

Total Government Securities		6,744,374,730

Total Long-Term Debt Securities (88.6%) (Cost $6,798,577,348)		6,773,613,318

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.6%)
iShares Barclays 1-3 Year Treasury Bond Fund	4,288,450	$361,430,566
iShares Barclays 3-7 Year Treasury Bond Fund	1,306,067	157,694,530
iShares Barclays 7-10 Year Treasury Bond Fund	2,813,450	288,378,625

Total Investment Companies (10.6%) (Cost $798,559,133)		807,503,721

Total Investments (99.2%) (Cost $7,597,136,481)		7,581,117,039
Other Assets Less Liabilities (0.8%)		64,953,939

Net Assets (100%)		$7,646,070,978

Glossary:

IO	— Interest Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$12,144,426	$—	$12,144,426
Utilities	—	17,094,162	—	17,094,162
Government Securities
U.S. Government Agencies	—	3,737,166,790	—	3,737,166,790
U.S. Treasuries	—	3,007,207,940	—	3,007,207,940
Investment Companies
Exchange Traded Funds (ETFs)	807,503,721	—	—	807,503,721

Total Assets	$807,503,721	$6,773,613,318	$—	$7,581,117,039

Total Liabilities	$—	$—	$—	$—

Total	$807,503,721	$6,773,613,318	$—	$7,581,117,039

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,510,078,479
Long-term U.S. government debt securities	692,533,700

$2,202,612,179

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,177,205,076
Long-term U.S. government debt securities	544,321,922

$1,721,526,998

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,338,194
Aggregate gross unrealized depreciation	(62,571,267)

Net unrealized depreciation	$(17,233,073)

Federal income tax cost of investments	$7,598,350,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $7,597,136,481)	$7,581,117,039
Cash	160,968,299
Receivable for securities sold	102,715,330
Dividends, interest and other receivables	29,708,801
Receivable from Separate Accounts for Trust shares sold	4,278,632
Other assets	105,724

Total assets	7,878,893,825

LIABILITIES
Payable for securities purchased	225,788,528
Payable to Separate Accounts for Trust shares redeemed	3,686,947
Investment management fees payable	2,178,690
Administrative fees payable	642,013
Distribution fees payable - Class IB	103,210
Distribution fees payable - Class IA	36,892
Trustees’ fees payable	1,599
Accrued expenses	384,968

Total liabilities	232,822,847

NET ASSETS	$7,646,070,978

Net assets were comprised of:
Paid in capital	$7,644,815,226
Accumulated undistributed net investment income (loss)	15,481,125
Accumulated undistributed net realized gain (loss) on investments	1,794,069
Net unrealized appreciation (depreciation) on investments	(16,019,442)

Net assets	$7,646,070,978

Class IA
Net asset value, offering and redemption price per share, $178,212,976 / 17,411,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

Class IB
Net asset value, offering and redemption price per share, $496,006,786 / 48,744,320 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.18

Class K
Net asset value, offering and redemption price per share, $6,971,851,216 / 680,329,836 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$31,362,664
Dividends	2,459,429

Total income	33,822,093

EXPENSES
Investment management fees	12,895,222
Administrative fees	3,803,505
Distribution fees - Class IB	638,127
Printing and mailing expenses	407,771
Distribution fees - Class IA	232,295
Trustees’ fees	103,519
Professional fees	100,963
Custodian fees	71,656
Miscellaneous	87,910

Total expenses	18,340,968

NET INVESTMENT INCOME (LOSS)	15,481,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	3,007,700
Net change in unrealized appreciation (depreciation) on securities	(129,197,426)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(126,189,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,708,601)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,481,125	$32,671,170
Net realized gain (loss) on investments	3,007,700	44,893,454
Net change in unrealized appreciation (depreciation) on investments	(129,197,426)	12,354,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(110,708,601)	89,918,913

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(483,022)
Class IB	—	(1,332,352)
Class K	—	(32,595,538)

	—	(34,410,912)

Distributions from net realized capital gains
Class IA	—	(740,603)
Class IB	—	(2,055,710)
Class K	—	(24,836,240)

	—	(27,632,553)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(62,043,465)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,113,656 and 1,897,393 shares, respectively ]	11,537,449	19,760,108
Capital shares issued in reinvestment of dividends and distributions [ 0 and 117,783 shares, respectively ]	—	1,223,625
Capital shares repurchased [ (2,354,136) and (4,014,285) shares, respectively ]	(24,415,606)	(41,812,831)

Total Class IA transactions	(12,878,157)	(20,829,098)

Class IB
Capital shares sold [ 3,889,571 and 11,290,664 shares, respectively ]	40,068,333	116,791,381
Capital shares issued in reinvestment of dividends and distributions [ 0 and 328,034 shares, respectively ]	—	3,388,062
Capital shares repurchased [ (7,091,591) and (13,161,682) shares, respectively ]	(73,084,615)	(136,292,147)

Total Class IB transactions	(33,016,282)	(16,112,704)

Class K
Capital shares sold [ 79,318,458 and 381,632,813 shares, respectively ]	823,089,702	3,961,551,715
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,528,731 shares, respectively ]	—	57,431,778
Capital shares repurchased [ (30,484,687) and (62,863,732) shares, respectively ]	(316,337,072)	(656,427,585)
Capital shares repurchased in-kind (Note 8) [ 0 and (50,400,755) shares, respectively ]	—	(527,631,645)

Total Class K transactions	506,752,630	2,834,924,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	460,858,191	2,797,982,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	350,149,590	2,825,857,909
NET ASSETS:
Beginning of period	7,295,921,388	4,470,063,479

End of period (a)	$7,646,070,978	$7,295,921,388

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,481,125	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.40	$10.36	$9.88	$9.59	$9.89	$9.89

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.13 (e)	0.15 (e)	0.14 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	(0.17)	0.09	0.42	0.29	(0.31)	(0.02)

Total from investment operations	(0.16)	0.11	0.55	0.44	(0.17)	0.35

Less distributions:
Dividends from net investment income	—	(0.03)	(0.07)	(0.15)	(0.13)	(0.35)
Distributions from net realized gains	—	(0.04)	—	—	—	—

Total dividends and distributions	—	(0.07)	(0.07)	(0.15)	(0.13)	(0.35)

Net asset value, end of period	$10.24	$10.40	$10.36	$9.88	$9.59	$9.89

Total return (b)	(1.54)%	1.02%	5.54%	4.55%	(1.77)%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,213	$193,913	$213,969	$1,374,541	$1,272,942	$233,132
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.47%	0.48%	0.49%	0.65%
Ratio of net investment income (loss) to average net assets (a)(f)	0.19%	0.22%	1.32%	1.50%	1.48%	3.74%
Portfolio turnover rate	23%	68%	33%	50%	120%	211%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.34	$10.30	$9.82	$9.54	$9.83	$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.10 (e)	0.12 (e)	0.12 (e)	0.35 (e)
Net realized and unrealized gain (loss) on investments	(0.17)	0.09	0.42	0.28	(0.31)	(0.03)

Total from investment operations	(0.16)	0.11	0.52	0.40	(0.19)	0.32

Less distributions:
Dividends from net investment income	—	(0.03)	(0.04)	(0.12)	(0.10)	(0.33)
Distributions from net realized gains	—	(0.04)	—	—	—	—

Total dividends and distributions	—	(0.07)	(0.04)	(0.12)	(0.10)	(0.33)

Net asset value, end of period	$10.18	$10.34	$10.30	$9.82	$9.54	$9.83

Total return (b)	(1.55)%	1.02%	5.30%	4.19%	(1.93)%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$496,007	$536,906	$550,995	$504,502	$493,833	$557,195
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.73%	0.74%	0.90%
Ratio of net investment income (loss) to average net assets (a)(f)	0.19%	0.22%	1.01%	1.24%	1.26%	3.49%
Portfolio turnover rate	23%	68%	33%	50%	120%	211%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.40	$10.36	$10.33

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	(0.17)	0.08	0.05

Total from investment operations	(0.15)	0.13	0.09

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)
Distributions from net realized gains	—	(0.04)	—

Total dividends and distributions	—	(0.09)	(0.06)

Net asset value, end of period	$10.25	$10.40	$10.36

Total return (b)	(1.44)%	1.27%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,971,851	$6,565,102	$3,705,100
Ratio of expenses to average net assets (a)(f)	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.44%	0.47%	1.07%
Portfolio turnover rate	23%	68%	33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(gg)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Government Securities Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Staples	11.9%
Financials	11.7
Industrials	11.4
Energy	9.5
Materials	8.6
Consumer Discretionary	7.7
Health Care	6.2
Exchange Traded Funds	5.9
Information Technology	3.8
Telecommunication Services	2.3
Utilities	1.5
Mutual Funds	0.0 #
Cash and Other	19.5

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,012.40	$5.27
Hypothetical (5% average return before expenses)	1,000.00	1,019.55	5.29
Class IB
Actual	1,000.00	1,013.50	5.27
Hypothetical (5% average return before expenses)	1,000.00	1,019.56	5.29
Class K
Actual	1,000.00	1,014.70	4.03
Hypothetical (5% average return before expenses)	1,000.00	1,020.79	4.04

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.06%, 1.06% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
AGL Energy Ltd.	35,266	$467,017
ALS Ltd.	21,626	189,474
Alumina Ltd.*	165,537	149,121
Amcor Ltd.	77,349	717,299
AMP Ltd.	187,842	730,111
APA Group	52,851	289,526
Asciano Ltd.	62,521	287,036
ASX Ltd.	12,408	375,270
Aurizon Holdings Ltd.	129,427	492,409
Australia & New Zealand Banking Group Ltd.	174,824	4,569,521
Bendigo and Adelaide Bank Ltd.	26,599	244,964
BGP Holdings plc*†(b)	1,325,075	—
BHP Billiton Ltd.	757,540	21,733,392
BHP Billiton Ltd. (ADR)	38,263	2,206,245
Boral Ltd.	46,927	180,681
Brambles Ltd.	99,768	852,208
Caltex Australia Ltd.	8,311	137,195
CFS Retail Property Trust Group (REIT)	135,700	248,209
Coca-Cola Amatil Ltd.	36,640	425,901
Cochlear Ltd.	3,656	206,333
Commonwealth Bank of Australia	102,624	6,492,873
Computershare Ltd.	30,523	286,685
Crown Ltd.	25,679	284,400
CSL Ltd.	31,757	1,788,490
Dexus Property Group (REIT)	313,930	307,202
Echo Entertainment Group Ltd.	47,844	133,893
Federation Centres Ltd. (REIT)	88,520	191,866
Flight Centre Ltd.	3,344	120,281
Fortescue Metals Group Ltd.	99,201	275,802
Goodman Group (REIT)	109,336	487,967
GPT Group (REIT)	112,728	395,886
Harvey Norman Holdings Ltd.	30,496	71,120
Iluka Resources Ltd.	141,004	1,288,262
Incitec Pivot Ltd.	104,400	273,070
Insurance Australia Group Ltd.	133,267	663,024
Leighton Holdings Ltd.	10,751	151,909
Lend Lease Group	34,975	267,086
Macquarie Group Ltd.	19,461	745,205
Metcash Ltd.	55,669	179,211
Mirvac Group (REIT)	234,128	343,665
National Australia Bank Ltd.	149,299	4,052,549
Newcrest Mining Ltd.	49,095	443,161
Orica Ltd.	23,463	443,110
Origin Energy Ltd.	70,114	806,023
Qantas Airways Ltd.*	73,806	91,124
QBE Insurance Group Ltd.	76,712	1,058,668
Ramsay Health Care Ltd.	8,344	273,266
Rio Tinto Ltd.	99,962	4,787,678
Santos Ltd.	61,618	706,100
Seek Ltd.	20,436	169,516
Sonic Healthcare Ltd.	24,100	326,422
SP AusNet	111,403	119,713
Stockland Corp., Ltd. (REIT)	141,190	449,356
Suncorp Group Ltd.	82,472	899,063
Sydney Airport	12,018	37,150
Tabcorp Holdings Ltd.	48,171	134,367
Tatts Group Ltd.	88,860	$257,616
Telstra Corp., Ltd.	275,996	1,204,006
Toll Holdings Ltd.	43,669	212,467
Transurban Group	89,727	554,724
Treasury Wine Estates Ltd.	40,986	218,155
Wesfarmers Ltd.	64,146	2,323,123
Westfield Group (REIT)	134,905	1,411,437
Westfield Retail Trust (REIT)	194,698	551,989
Westpac Banking Corp.	198,017	5,230,065
Whitehaven Coal Ltd.	32,730	68,846
Woodside Petroleum Ltd.	41,825	1,339,169
Woolworths Ltd.	79,228	2,377,346
WorleyParsons Ltd.	13,242	236,033

		80,032,051

Austria (0.1%)
Andritz AG	4,666	239,448
Erste Group Bank AG	15,090	402,757
Immofinanz AG*	60,292	225,235
OMV AG	9,440	426,379
Raiffeisen Bank International AG*	3,249	94,731
Telekom Austria AG	13,333	84,414
Verbund AG	4,535	86,124
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,550	118,446
Voestalpine AG	6,996	247,055

		1,924,589

Belgium (0.4%)
Ageas	14,806	519,869
Anheuser-Busch InBev N.V.	51,232	4,560,665
Belgacom S.A.	9,707	217,766
Colruyt S.A.	4,784	251,606
Delhaize Group S.A.	6,532	403,778
Groupe Bruxelles Lambert S.A.	5,171	389,109
KBC Groep N.V.	14,599	543,575
Solvay S.A.	3,800	498,089
Telenet Group Holding N.V.	3,283	150,677
UCB S.A.	7,052	379,883
Umicore S.A.	7,307	303,691

		8,218,708

Bermuda (0.2%)
Nabors Industries Ltd.	133,959	2,050,912
Seadrill Ltd.	23,936	966,212

		3,017,124

Brazil (0.9%)
BM&F Bovespa S.A.	317,000	1,744,576
Cia de Bebidas das Americas (Preference) (ADR)	38,271	1,429,422
Cia. Hering	106,500	1,503,939
Itau Unibanco Holding S.A. (Preference) (ADR)	265,360	3,428,451
Lojas Renner S.A.	33,000	945,181
LPS Brasil Consultoria de Imoveis S.A.	125,000	1,035,248
M Dias Branco S.A.	44,000	1,664,087
Vale S.A. (ADR)	298,861	3,930,022

		15,680,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Canada (7.7%)
Agrium, Inc.	196,515	$17,088,944
Brookfield Asset Management, Inc., Class A	84,134	3,030,507
Canadian National Railway Co.	376,161	36,589,180
Canadian Natural Resources Ltd. (New York Exchange)	321,152	9,075,756
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,063,236
Canadian Pacific Railway Ltd. (New York Exchange)	138,460	16,806,275
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	12,587,722
Cenovus Energy, Inc. (New York Exchange)	131,226	3,742,566
Dollarama, Inc.	44,818	3,136,877
Finning International, Inc.	82,822	1,704,950
Goldcorp, Inc.	39,317	976,476
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	397,022	15,145,500
Shoppers Drug Mart Corp.	28,600	1,319,456
Suncor Energy, Inc. (New York Exchange)	437,587	12,904,441
Suncor Energy, Inc. (Toronto Exchange)	177,374	5,228,291

		141,400,177

Chile (0.1%)
Banco Santander Chile S.A (ADR)	69,130	1,690,229

China (0.1%)
AAC Technologies Holdings, Inc.	47,000	265,419
Guangzhou Automobile Group Co., Ltd., Class H	1,818,068	1,718,199
Yangzijiang Shipbuilding Holdings Ltd.	127,652	83,591

		2,067,209

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	35	236,017
A. P. Moller - Maersk A/S, Class B	84	601,623
Carlsberg A/S, Class B	50,191	4,493,461
Coloplast A/S, Class B	6,976	391,161
Danske Bank A/S*	42,024	718,723
DSV A/S	12,050	293,779
Novo Nordisk A/S, Class B	45,227	7,048,343
Novozymes A/S, Class B	14,673	469,630
TDC A/S	47,319	383,500
Tryg A/S	1,627	134,104
William Demant Holding A/S*	1,573	130,093

		14,900,434

Finland (0.4%)
Elisa Oyj	8,822	172,362
Fortum Oyj	28,473	533,691
Kesko Oyj, Class B	4,237	117,802
Kone Oyj, Class B	37,783	3,002,454
Metso Oyj	8,192	278,521
Neste Oil Oyj	8,496	124,301
Nokia Oyj*	240,054	$889,279
Nokian Renkaat Oyj	7,196	293,271
Orion Oyj, Class B	6,464	151,618
Pohjola Bank plc, Class A	9,195	135,126
Sampo Oyj, Class A	26,865	1,046,967
Stora Enso Oyj, Class R	35,328	236,821
UPM-Kymmene Oyj	33,723	330,533
Wartsila Oyj	11,316	492,406

		7,805,152

France (6.2%)
Accor S.A.	10,150	357,180
Aeroports de Paris S.A.	1,852	180,100
Air Liquide S.A.	47,725	5,893,443
Alstom S.A.*	13,820	452,598
Arkema S.A.	4,024	369,425
AtoS	3,540	262,739
AXA S.A.‡	113,867	2,237,305
BNP Paribas S.A.	63,370	3,462,331
Bouygues S.A.	12,235	312,303
Bureau Veritas S.A.	14,186	367,365
Cap Gemini S.A.	9,151	444,891
Carrefour S.A.	38,642	1,062,804
Casino Guichard Perrachon S.A.	3,611	338,278
CGG*	10,176	225,043
Christian Dior S.A.	3,495	564,109
Cie de Saint-Gobain S.A.	25,532	1,033,569
Cie Generale des Etablissements Michelin	11,679	1,044,375
CNP Assurances S.A.	10,289	147,654
Credit Agricole S.A.*	64,050	550,497
Danone S.A.	175,737	13,189,613
Dassault Systemes S.A.	17,812	2,178,925
Edenred	12,957	396,339
EDF S.A.	15,407	357,672
Essilor International S.A.	41,357	4,400,255
Eurazeo S.A.	2,068	110,808
European Aeronautic Defence and Space Co. N.V.	37,104	1,983,293
Eutelsat Communications S.A.	9,195	261,037
Fonciere des Regions (REIT)	1,883	141,276
France Telecom S.A.	118,857	1,124,434
GDF Suez S.A.	84,333	1,651,520
Gecina S.A. (REIT)	1,344	148,665
Groupe Eurotunnel S.A. (Registered)	35,696	271,534
ICADE (REIT)	1,401	115,690
Iliad S.A.	1,468	317,483
Imerys S.A.	2,253	138,053
J.C. Decaux S.A.	4,428	120,778
Kering	4,846	984,962
Klepierre S.A. (REIT)	6,489	255,757
Lafarge S.A.	11,969	735,973
Lagardere S.C.A.	7,357	204,931
Legrand S.A.	47,873	2,220,867
L’Oreal S.A.	38,790	6,374,489
LVMH Moet Hennessy Louis Vuitton S.A.	74,894	12,136,979
Natixis S.A.	58,519	244,967
Pernod-Ricard S.A.	69,812	7,741,282
Publicis Groupe S.A.	62,803	4,471,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Remy Cointreau S.A.	1,565	$166,063
Renault S.A.	12,322	829,213
Rexel S.A.	9,591	215,726
Safran S.A.	15,954	833,257
Sanofi S.A.	76,131	7,890,017
Schneider Electric S.A.	85,439	6,197,827
SCOR SE	9,741	298,916
Societe BIC S.A.	1,802	180,609
Societe Generale S.A.	44,647	1,534,230
Sodexo S.A.	6,043	503,416
Suez Environnement Co. S.A.	17,727	228,990
Technip S.A.	22,153	2,249,454
Thales S.A.	5,805	271,074
Total S.A.	135,797	6,629,390
Unibail-Rodamco SE (REIT)	6,051	1,409,855
Vallourec S.A.	6,690	338,525
Veolia Environnement S.A.	21,753	247,500
Vinci S.A.	29,612	1,486,082
Vivendi S.A.	75,920	1,437,849
Wendel S.A.	2,053	211,512
Zodiac Aerospace	2,164	286,466

		115,031,152

Germany (5.1%)
Adidas AG	31,654	3,425,570
Allianz SE (Registered)	29,076	4,248,301
Axel Springer AG	2,639	112,584
BASF SE	105,677	9,440,363
BASF SE (ADR)	6,500	581,685
Bayer AG (Registered)	93,035	9,921,642
Bayerische Motoren Werke (BMW) AG	21,062	1,841,763
Bayerische Motoren Werke (BMW) AG (Preference)	3,370	230,426
Beiersdorf AG	6,461	563,467
Brenntag AG	29,829	4,531,101
Celesio AG	5,634	122,469
Commerzbank AG*	61,669	537,658
Continental AG	7,051	941,656
Daimler AG (Registered)	61,285	3,708,184
Deutsche Bank AG (Registered)	65,004	2,720,714
Deutsche Boerse AG	12,371	814,314
Deutsche Lufthansa AG (Registered)*	14,742	299,251
Deutsche Post AG (Registered)	57,549	1,430,381
Deutsche Telekom AG (Registered)	178,805	2,086,295
E.ON SE	114,563	1,880,415
Fraport AG	2,210	133,707
Fresenius Medical Care AG & Co. KGaA	66,134	4,694,123
Fresenius SE & Co. KGaA	7,992	985,248
Fuchs Petrolub AG (Preference)	2,259	179,807
GEA Group AG	11,539	408,987
Hannover Rueckversicherung SE (Registered)	3,865	278,308
HeidelbergCement AG	9,014	606,248
Henkel AG & Co. KGaA	8,327	653,040
Henkel AG & Co. KGaA (Preference)	11,420	1,073,985
Hochtief AG	1,911	124,945
Hugo Boss AG	2,017	$222,111
Infineon Technologies AG	69,256	579,646
K+S AG (Registered)	11,041	408,223
Kabel Deutschland Holding AG	5,675	623,304
Lanxess AG	5,333	321,262
Linde AG	46,162	8,613,438
MAN SE	2,237	244,299
Merck KGaA	4,142	631,067
Metro AG	8,310	263,062
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,416	2,101,153
Porsche Automobil Holding SE (Preference)	9,816	759,976
ProSiebenSat.1 Media AG (Preference)*	6,784	291,580
RWE AG	31,370	1,001,219
RWE AG (Preference)	2,587	79,975
SAP AG	111,870	8,192,333
Siemens AG (Registered)	50,564	5,110,661
Suedzucker AG	5,196	160,934
Symrise AG	87,068	3,525,760
Telefonica Deutschland Holding AG	17,763	128,554
ThyssenKrupp AG*	24,734	485,984
United Internet AG (Registered)	6,794	191,769
Volkswagen AG	1,892	368,793
Volkswagen AG (Preference)	9,201	1,862,942

		94,744,682

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	15,592	121,772
OPAP S.A.	14,748	123,435

		245,207

Hong Kong (2.0%)
AIA Group Ltd.	1,842,325	7,802,989
ASM Pacific Technology Ltd.	15,307	168,640
Bank of East Asia Ltd.	78,580	283,174
BOC Hong Kong Holdings Ltd.	237,043	728,912
Cathay Pacific Airways Ltd.	70,575	123,387
Cheung Kong Holdings Ltd.	88,899	1,205,791
Cheung Kong Infrastructure Holdings Ltd.	39,340	262,231
China Unicom Hong Kong Ltd.	2,678,023	3,556,403
CLP Holdings Ltd.	111,564	902,604
Dairy Farm International Holdings Ltd. (Singapore Exchange)	134,819	1,619,176
First Pacific Co., Ltd.	134,000	143,571
Galaxy Entertainment Group Ltd.*	135,000	661,419
Hang Lung Properties Ltd.	143,438	500,254
Hang Seng Bank Ltd.	49,074	725,729
Henderson Land Development Co., Ltd.	68,209	407,176
HKT Trust/HKT Ltd.	136,000	130,458
Hong Kong & China Gas Co., Ltd.	367,747	898,974
Hong Kong Exchanges and Clearing Ltd.	44,727	675,283
Hopewell Holdings Ltd.	37,351	124,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hutchison Whampoa Ltd.	136,571	$1,435,958
Hysan Development Co., Ltd.	39,459	171,195
Kerry Properties Ltd.	40,732	159,650
Li & Fung Ltd.	3,423,503	4,705,300
Link REIT (REIT)	146,186	719,051
MTR Corp., Ltd.	93,029	343,039
New World Development Co., Ltd.	238,170	329,800
Noble Group Ltd.	269,979	206,611
NWS Holdings Ltd.	93,215	143,499
Orient Overseas International Ltd.	14,452	93,352
PCCW Ltd.	265,585	124,300
Power Assets Holdings Ltd.	88,996	767,637
Sands China Ltd.	658,919	3,105,123
Shangri-La Asia Ltd.	99,859	172,525
Sino Land Co., Ltd.	189,241	266,439
SJM Holdings Ltd.	124,000	301,525
Sun Hung Kai Properties Ltd.	103,278	1,332,911
Swire Pacific Ltd., Class A	43,331	524,594
Swire Properties Ltd.	75,000	221,924
Wharf Holdings Ltd.	97,330	818,189
Wheelock & Co., Ltd.	58,116	291,477
Yue Yuen Industrial Holdings Ltd.	46,199	119,726

		37,274,483

India (0.2%)
HDFC Bank Ltd. (ADR)	81,330	2,947,399

Indonesia (0.1%)
PT Bank Rakyat Indonesia (Persero) Tbk	2,600,990	2,031,000

Ireland (1.3%)
Accenture plc, Class A	67,776	4,877,161
Bank of Ireland*	1,343,976	274,654
CRH plc	46,557	942,344
Eaton Corp. plc	163,471	10,758,026
Elan Corp. plc*	30,701	429,791
Experian plc	274,332	4,769,113
Irish Bank Resolution Corp., Ltd.*†(b)	67,703	—
James Hardie Industries plc (CDI)	27,899	239,586
Kerry Group plc, Class A	9,569	526,810
Shire plc	35,408	1,122,852

		23,940,337

Israel (0.4%)
Bank Hapoalim B.M.*	67,673	306,408
Bank Leumi Le-Israel B.M.*	80,023	266,190
Bezeq Israeli Telecommunication Corp., Ltd.	115,948	154,914
Delek Group Ltd.	229	59,492
Israel Chemicals Ltd.	28,547	281,974
Israel Corp., Ltd.*	166	99,941
Mellanox Technologies Ltd.*	2,148	106,055
Mizrahi Tefahot Bank Ltd.*	8,173	82,010
NICE Systems Ltd.	3,657	132,907
NICE Systems Ltd. (ADR)	80,469	2,968,501
Teva Pharmaceutical Industries Ltd.	54,148	2,092,949

		6,551,341

Italy (0.9%)
Assicurazioni Generali S.p.A.	74,049	$1,293,499
Atlantia S.p.A.	21,212	345,961
Banca Monte dei Paschi di Siena S.p.A.*	428,122	108,667
Enel Green Power S.p.A.	109,584	227,511
Enel S.p.A.	418,044	1,311,394
Eni S.p.A.	162,215	3,331,902
Exor S.p.A.	4,260	125,983
Fiat Industrial S.p.A.	54,857	611,581
Fiat S.p.A.*	56,105	392,166
Finmeccanica S.p.A.*	26,882	134,645
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	741,393	1,187,957
Luxottica Group S.p.A.	10,584	535,086
Mediobanca S.p.A.	32,379	168,584
Pirelli & C. S.p.A.	14,626	169,342
Prysmian S.p.A.	79,618	1,487,159
Saipem S.p.A.	149,144	2,424,725
Snam S.p.A.	129,346	589,271
Telecom Italia S.p.A.	641,433	445,848
Telecom Italia S.p.A. (RNC)	384,457	213,683
Terna Rete Elettrica Nazionale S.p.A.	96,078	399,191
UniCredit S.p.A.	276,788	1,296,291
Unione di Banche Italiane S.c.p.A.	54,312	196,674

		16,997,120

Japan (11.0%)
ABC-Mart, Inc.	1,840	71,797
Acom Co., Ltd.*	2,350	74,756
Advantest Corp.	8,998	148,061
Aeon Co., Ltd.	38,452	504,784
Aeon Credit Service Co., Ltd.	4,238	120,030
Aeon Mall Co., Ltd.	5,462	135,311
Air Water, Inc.	10,000	140,855
Aisin Seiki Co., Ltd.	12,338	472,098
Ajinomoto Co., Inc.	38,168	560,321
Alfresa Holdings Corp.	2,366	126,673
All Nippon Airways Co., Ltd.	76,302	158,482
Amada Co., Ltd.	23,148	152,873
Aozora Bank Ltd.	68,918	215,412
Asahi Glass Co., Ltd.	64,752	421,756
Asahi Group Holdings Ltd.	24,787	615,052
Asahi Kasei Corp.	81,078	536,269
Asics Corp.	10,548	167,079
Astellas Pharma, Inc.	28,430	1,545,046
Bank of Kyoto Ltd.	21,082	175,790
Bank of Yokohama Ltd.	73,700	380,464
Benesse Holdings, Inc.	4,774	172,082
Bridgestone Corp.	41,164	1,402,847
Brother Industries Ltd.	14,515	163,473
Calbee, Inc.	1,100	104,366
Canon, Inc.	72,130	2,352,698
Casio Computer Co., Ltd.	14,827	130,659
Central Japan Railway Co.	9,200	1,125,187
Chiba Bank Ltd.	48,672	331,743
Chiyoda Corp.	10,000	117,665
Chubu Electric Power Co., Inc.	41,254	584,827
Chugai Pharmaceutical Co., Ltd.	14,347	297,413
Chugoku Bank Ltd.	9,511	133,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chugoku Electric Power Co., Inc.	18,962	$297,871
Citizen Holdings Co., Ltd.	17,552	98,042
Coca-Cola West Co., Ltd.	4,048	71,834
Cosmo Oil Co., Ltd.*	36,222	66,834
Credit Saison Co., Ltd.	9,816	246,340
Dai Nippon Printing Co., Ltd.	36,162	330,701
Daicel Corp.	17,955	157,319
Daido Steel Co., Ltd.	18,519	93,921
Daihatsu Motor Co., Ltd.	12,200	231,256
Dai-ichi Life Insurance Co., Ltd.	545	786,893
Daiichi Sankyo Co., Ltd.	43,287	722,759
Daikin Industries Ltd.	15,023	607,403
Dainippon Sumitomo Pharma Co., Ltd.	10,592	140,009
Daito Trust Construction Co., Ltd.	4,638	437,238
Daiwa House Industry Co., Ltd.	32,658	609,497
Daiwa Securities Group, Inc.	106,476	894,278
DeNA Co., Ltd.	6,500	127,667
Denso Corp.	30,812	1,449,264
Dentsu, Inc.	11,591	400,858
Don Quijote Co., Ltd.	3,300	160,541
East Japan Railway Co.	21,520	1,672,910
Eisai Co., Ltd.	16,154	658,832
Electric Power Development Co., Ltd.	7,603	237,642
FamilyMart Co., Ltd.	3,604	153,710
FANUC Corp.	12,244	1,775,244
Fast Retailing Co., Ltd.	3,416	1,152,099
Fuji Electric Co., Ltd.	37,288	131,587
Fuji Heavy Industries Ltd.	37,480	923,962
Fujifilm Holdings Corp.	29,768	655,808
Fujitsu Ltd.	119,742	495,001
Fukuoka Financial Group, Inc.	47,983	204,162
Furukawa Electric Co., Ltd.	43,288	100,386
Gree, Inc.	6,500	57,673
GungHo Online Entertainment, Inc.*	175	190,563
Gunma Bank Ltd.	22,274	123,071
Hachijuni Bank Ltd.	25,088	146,713
Hakuhodo DY Holdings, Inc.	1,406	98,525
Hamamatsu Photonics KK	4,400	159,044
Hankyu Hanshin Holdings, Inc.	74,000	421,557
Hino Motors Ltd.	16,830	247,071
Hirose Electric Co., Ltd.	2,066	272,467
Hiroshima Bank Ltd.	30,000	127,949
Hisamitsu Pharmaceutical Co., Inc.	3,867	196,508
Hitachi Chemical Co., Ltd.	6,888	107,855
Hitachi Construction Machinery Co., Ltd.	6,451	130,412
Hitachi High-Technologies Corp.	3,618	87,222
Hitachi Ltd.	309,211	1,985,959
Hitachi Metals Ltd.	11,386	128,118
Hokkaido Electric Power Co., Inc.*	11,268	154,057
Hokuhoku Financial Group, Inc.	75,000	153,509
Hokuriku Electric Power Co.	10,138	159,256
Honda Motor Co., Ltd.	313,304	11,640,706
Hoya Corp.	27,902	576,439
Hulic Co., Ltd.	16,400	$175,939
Ibiden Co., Ltd.	6,834	106,596
Idemitsu Kosan Co., Ltd.	1,290	99,241
IHI Corp.	83,834	317,822
INPEX Corp.	823	3,435,390
Isetan Mitsukoshi Holdings Ltd.	22,748	302,068
Isuzu Motors Ltd.	76,138	521,251
ITOCHU Corp.	96,532	1,114,430
ITOCHU Techno-Solutions Corp.	1,734	71,769
Iyo Bank Ltd.	15,578	148,900
J. Front Retailing Co., Ltd.	29,068	231,829
Japan Airlines Co., Ltd.	4,015	206,458
Japan Exchange Group, Inc.	3,200	323,291
Japan Petroleum Exploration Co.	1,910	77,513
Japan Prime Realty Investment Corp. (REIT)	48	146,884
Japan Real Estate Investment Corp. (REIT)	38	424,138
Japan Retail Fund Investment Corp. (REIT)	132	275,765
Japan Steel Works Ltd.	18,022	99,214
Japan Tobacco, Inc.	324,000	11,450,091
JFE Holdings, Inc.	31,476	690,898
JGC Corp.	13,326	479,672
Joyo Bank Ltd.	43,480	238,048
JSR Corp.	11,418	230,939
JTEKT Corp.	12,982	146,077
JX Holdings, Inc.	143,978	698,260
Kajima Corp.	51,739	171,629
Kamigumi Co., Ltd.	13,704	110,400
Kaneka Corp.	15,644	103,315
Kansai Electric Power Co., Inc.*	44,723	612,811
Kansai Paint Co., Ltd.	14,452	184,475
Kao Corp.	33,767	1,149,059
Kawasaki Heavy Industries Ltd.	90,840	279,353
KDDI Corp.	34,400	1,789,716
Keikyu Corp.	29,466	253,126
Keio Corp.	37,347	256,812
Keisei Electric Railway Co., Ltd.	16,955	158,814
Keyence Corp.	2,853	910,440
Kikkoman Corp.	10,823	180,056
Kinden Corp.	8,696	74,702
Kintetsu Corp.	103,980	457,101
Kirin Holdings Co., Ltd.	54,991	861,625
Kobe Steel Ltd.*	160,095	198,545
Koito Manufacturing Co., Ltd.	6,000	114,640
Komatsu Ltd.	59,272	1,370,344
Konami Corp.	5,988	127,090
Konica Minolta Holdings, Inc.	29,936	226,074
Kubota Corp.	69,508	1,014,797
Kuraray Co., Ltd.	22,092	310,063
Kurita Water Industries Ltd.	7,514	159,174
Kyocera Corp.	10,304	1,049,308
Kyowa Hakko Kirin Co., Ltd.	13,267	150,086
Kyushu Electric Power Co., Inc.*	27,288	411,604
Lawson, Inc.	56,480	4,310,885
LIXIL Group Corp.	17,023	414,848
M3, Inc.	46	103,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mabuchi Motor Co., Ltd.	1,652	$88,280
Makita Corp.	7,146	386,192
Marubeni Corp.	105,668	706,371
Marui Group Co., Ltd.	14,886	148,440
Maruichi Steel Tube Ltd.	3,116	79,581
Mazda Motor Corp.*	170,679	672,872
McDonald’s Holdings Co. Japan Ltd.	4,480	124,219
Medipal Holdings Corp.	8,322	112,772
MEIJI Holdings Co., Ltd.	3,834	184,201
Miraca Holdings, Inc.	3,700	170,115
Mitsubishi Chemical Holdings Corp.	86,859	408,109
Mitsubishi Corp.	89,184	1,527,764
Mitsubishi Electric Corp.	123,371	1,155,592
Mitsubishi Estate Co., Ltd.	80,011	2,130,561
Mitsubishi Gas Chemical Co., Inc.	26,711	196,333
Mitsubishi Heavy Industries Ltd.	192,256	1,068,089
Mitsubishi Logistics Corp.	7,008	97,863
Mitsubishi Materials Corp.	70,819	249,202
Mitsubishi Motors Corp.*	268,218	367,792
Mitsubishi Tanabe Pharma Corp.	14,290	185,145
Mitsubishi UFJ Financial Group, Inc.	812,516	5,013,710
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,900	170,125
Mitsui & Co., Ltd.	110,154	1,383,867
Mitsui Chemicals, Inc.	51,288	115,835
Mitsui Fudosan Co., Ltd.	53,427	1,571,351
Mitsui O.S.K. Lines Ltd.*	68,575	267,579
Mizuho Financial Group, Inc.	1,458,602	3,029,563
MS&AD Insurance Group Holdings, Inc.	32,498	826,376
Murata Manufacturing Co., Ltd.	12,971	987,407
Nabtesco Corp.	7,000	145,604
Namco Bandai Holdings, Inc.	11,219	182,119
NEC Corp.	163,742	358,258
Nexon Co., Ltd.	7,200	79,419
NGK Insulators Ltd.	18,267	226,542
NGK Spark Plug Co., Ltd.	10,948	219,225
NHK Spring Co., Ltd.	9,675	112,182
Nidec Corp.	6,446	449,751
Nikon Corp.	21,859	509,999
Nintendo Co., Ltd.	6,839	806,779
Nippon Building Fund, Inc. (REIT)	43	497,721
Nippon Electric Glass Co., Ltd.	22,022	107,246
Nippon Express Co., Ltd.	48,427	229,977
Nippon Meat Packers, Inc.	10,075	154,101
Nippon Prologis REIT, Inc. (REIT)	16	139,222
Nippon Steel & Sumitomo Metal Corp.	481,698	1,301,624
Nippon Telegraph & Telephone Corp.	27,987	1,450,425
Nippon Yusen KK	101,442	268,998
Nishi-Nippon City Bank Ltd.	44,480	116,156
Nissan Motor Co., Ltd.	158,048	1,601,515
Nisshin Seifun Group, Inc.	12,638	151,381
Nissin Foods Holdings Co., Ltd.	3,506	$141,930
Nitori Holdings Co., Ltd.	2,075	167,372
Nitto Denko Corp.	10,611	682,579
NKSJ Holdings, Inc.	21,104	503,236
NOK Corp.	5,864	93,240
Nomura Holdings, Inc.	230,908	1,701,893
Nomura Real Estate Holdings, Inc.	7,875	174,206
Nomura Real Estate Office Fund, Inc. (REIT)	19	83,333
Nomura Research Institute Ltd.	6,288	204,782
NSK Ltd.	29,970	286,767
NTT Data Corp.	80	283,928
NTT DOCOMO, Inc.	968	1,504,021
NTT Urban Development Corp.	66	81,053
Obayashi Corp.	40,666	211,161
Obic Co., Ltd.	13,130	3,435,405
Odakyu Electric Railway Co., Ltd.	40,103	391,407
Oji Holdings Corp.	49,612	200,089
Olympus Corp.*	12,652	384,612
Omron Corp.	13,044	388,242
Ono Pharmaceutical Co., Ltd.	5,275	357,943
Oracle Corp. Japan	2,540	105,385
Oriental Land Co., Ltd.	3,186	492,773
ORIX Corp.	70,310	960,577
Osaka Gas Co., Ltd.	119,868	506,399
Otsuka Corp.	1,139	126,556
Otsuka Holdings Co., Ltd.	23,200	766,082
Panasonic Corp.*	141,486	1,136,967
Park24 Co., Ltd.	6,700	121,530
Rakuten, Inc.	46,500	549,955
Resona Holdings, Inc.	120,902	588,785
Ricoh Co., Ltd.	43,480	517,306
Rinnai Corp.	2,084	148,347
Rohm Co., Ltd.	6,126	247,066
Sankyo Co., Ltd.	3,398	160,513
Sanrio Co., Ltd.	2,600	120,982
Santen Pharmaceutical Co., Ltd.	55,231	2,377,862
SBI Holdings, Inc.	13,030	143,858
Secom Co., Ltd.	13,427	731,053
Sega Sammy Holdings, Inc.	11,775	294,791
Sekisui Chemical Co., Ltd.	27,214	288,933
Sekisui House Ltd.	32,970	476,699
Seven & I Holdings Co., Ltd.	47,712	1,743,860
Seven Bank Ltd.	36,800	133,575
Sharp Corp.*	66,938	269,966
Shikoku Electric Power Co., Inc.*	11,543	208,444
Shimadzu Corp.	15,140	121,816
Shimamura Co., Ltd.	1,546	187,833
Shimano, Inc.	5,036	427,537
Shimizu Corp.	38,910	156,534
Shin-Etsu Chemical Co., Ltd.	26,064	1,729,191
Shinsei Bank Ltd.	107,173	243,133
Shionogi & Co., Ltd.	19,207	400,872
Shiseido Co., Ltd.	23,022	342,846
Shizuoka Bank Ltd.	36,724	395,825
Showa Denko KK	97,382	128,625
Showa Shell Sekiyu KK	12,475	102,638
SMC Corp.	3,448	692,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Softbank Corp.	60,472	$3,530,277
Sojitz Corp.	75,442	125,508
Sony Corp.	64,564	1,352,732
Sony Financial Holdings, Inc.	10,900	172,215
Stanley Electric Co., Ltd.	8,784	171,110
Sumco Corp.	7,652	84,174
Sumitomo Chemical Co., Ltd.	95,158	299,348
Sumitomo Corp.	72,228	900,847
Sumitomo Electric Industries Ltd.	48,360	578,292
Sumitomo Heavy Industries Ltd.	32,784	138,170
Sumitomo Metal Mining Co., Ltd.	32,784	365,589
Sumitomo Mitsui Financial Group, Inc.	81,068	3,719,091
Sumitomo Mitsui Trust Holdings, Inc.	204,268	953,580
Sumitomo Realty & Development Co., Ltd.	22,526	898,269
Sumitomo Rubber Industries Ltd.	10,436	170,671
Sundrug Co., Ltd.	44,000	1,867,715
Suruga Bank Ltd.	11,890	216,029
Suzuken Co., Ltd.	4,306	145,009
Suzuki Motor Corp.	23,436	540,413
Sysmex Corp.	4,500	294,465
T&D Holdings, Inc.	37,068	498,575
Taiheiyo Cement Corp.	75,000	239,716
Taisei Corp.	62,183	225,083
Taisho Pharmaceutical Holdings Co., Ltd.	2,071	147,004
Taiyo Nippon Sanso Corp.	15,392	106,307
Takashimaya Co., Ltd.	15,955	161,673
Takeda Pharmaceutical Co., Ltd.	50,223	2,268,593
TDK Corp.	7,871	271,811
Teijin Ltd.	56,250	123,639
Terumo Corp.	9,750	485,141
THK Co., Ltd.	7,208	151,529
Tobu Railway Co., Ltd.	65,991	340,002
Toho Co., Ltd.	7,546	155,363
Toho Gas Co., Ltd.	24,592	127,200
Tohoku Electric Power Co., Inc.*	28,559	356,772
Tokio Marine Holdings, Inc.	43,915	1,392,546
Tokyo Electric Power Co., Inc.*	93,058	481,334
Tokyo Electron Ltd.	10,936	553,526
Tokyo Gas Co., Ltd.	154,711	854,826
Tokyo Tatemono Co., Ltd.	26,000	216,536
Tokyu Corp.	72,011	471,215
Tokyu Land Corp.	28,592	262,338
TonenGeneral Sekiyu KK	18,830	182,452
Toppan Printing Co., Ltd.	37,910	263,359
Toray Industries, Inc.	91,774	594,060
Toshiba Corp.	257,683	1,239,310
TOTO Ltd.	19,267	196,011
Toyo Seikan Kaisha Ltd.	10,304	158,643
Toyo Suisan Kaisha Ltd.	5,756	191,518
Toyoda Gosei Co., Ltd.	4,442	108,878
Toyota Boshoku Corp.	4,492	64,767
Toyota Industries Corp.	10,418	426,468
Toyota Motor Corp.	206,336	$12,461,712
Toyota Tsusho Corp.	13,614	350,988
Trend Micro, Inc.	6,582	209,047
Tsumura & Co.	3,904	115,097
Ube Industries Ltd.	60,123	111,541
Unicharm Corp.	76,494	4,326,793
United Urban Investment Corp. (REIT)	146	197,405
USS Co., Ltd.	1,361	172,767
West Japan Railway Co.	10,800	458,439
Yahoo! Japan Corp.	6,873	3,388,684
Yakult Honsha Co., Ltd.	5,507	228,209
Yamada Denki Co., Ltd.	5,942	241,143
Yamaguchi Financial Group, Inc.	14,763	145,427
Yamaha Corp.	10,479	120,131
Yamaha Motor Co., Ltd.	17,532	227,149
Yamato Holdings Co., Ltd.	23,036	485,665
Yamato Kogyo Co., Ltd.	2,754	84,275
Yamazaki Baking Co., Ltd.	5,571	65,439
Yaskawa Electric Corp.	14,140	172,081
Yokogawa Electric Corp.	13,703	163,999
Yokohama Rubber Co., Ltd.	13,000	130,682

		202,077,364

Luxembourg (0.7%)
ArcelorMittal S.A.	63,901	713,157
Millicom International Cellular S.A. (SDR)	4,044	291,325
SES S.A. (FDR)	19,477	557,749
Tenaris S.A.	30,269	607,149
Tenaris S.A. (ADR)	246,195	9,914,273

		12,083,653

Macau (0.0%)
MGM China Holdings Ltd.	57,600	153,728
Wynn Macau Ltd.	99,200	268,590

		422,318

Mexico (0.0%)
Fresnillo plc	11,493	154,176

Netherlands (2.8%)
Aegon N.V.	113,767	761,008
Akzo Nobel N.V.	53,158	2,997,100
ASML Holding N.V.	22,729	1,793,455
Core Laboratories N.V.	51,400	7,795,324
Corio N.V. (REIT)	4,400	175,054
D.E Master Blenders 1753 N.V.*	32,411	518,910
Delta Lloyd N.V.	11,498	230,407
Fugro N.V. (CVA)	4,383	237,619
Gemalto N.V.	5,078	459,776
Heineken Holding N.V.	6,462	362,567
Heineken N.V.	92,127	5,869,942
ING Groep N.V. (CVA)*	243,902	2,222,325
Koninklijke (Royal) KPN N.V.	205,282	426,727
Koninklijke Ahold N.V.	64,609	961,664
Koninklijke Boskalis Westminster N.V.	4,874	177,734
Koninklijke DSM N.V.	9,885	644,113
Koninklijke Philips N.V.	60,841	1,658,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Vopak N.V.	4,507	$265,901
QIAGEN N.V.*	15,156	297,791
Randstad Holding N.V.	7,720	316,535
Reed Elsevier N.V.	44,171	735,938
Royal Dutch Shell plc, Class A	240,828	7,692,034
Royal Dutch Shell plc, Class B	166,707	5,517,313
TNT Express N.V.	22,881	171,610
Unilever N.V. (N.Y. Shares)	89,540	3,519,817
Unilever N.V. (CVA)	103,877	4,090,824
Wolters Kluwer N.V.	19,351	409,435
Ziggo N.V.	10,834	433,639

		50,743,274

New Zealand (0.0%)
Auckland International Airport Ltd.	64,786	149,111
Contact Energy Ltd.	24,133	95,753
Fletcher Building Ltd.	43,852	286,478
SKYCITY Entertainment Group Ltd.	38,409	129,776
Telecom Corp. of New Zealand Ltd.	116,409	202,975

		864,093

Norway (0.3%)
Aker Solutions ASA	10,260	139,602
DNB ASA	62,644	907,017
Gjensidige Forsikring ASA	12,461	183,294
Norsk Hydro ASA	59,679	238,152
Orkla ASA	48,985	401,276
Statoil ASA	70,878	1,462,052
Telenor ASA	44,997	891,888
Yara International ASA	11,841	472,131
Yara International ASA (ADR)	5,000	199,750

		4,895,162

Panama (0.2%)
Copa Holdings S.A., Class A	35,074	4,598,903

Peru (0.1%)
Credicorp Ltd.	21,238	2,717,615

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	113,889	91,170
EDP - Energias de Portugal S.A.	129,130	416,003
Galp Energia SGPS S.A., Class B	17,301	256,163
Jeronimo Martins SGPS S.A.	16,040	338,022
Portugal Telecom SGPS S.A. (Registered)	40,099	156,063

		1,257,421

Russia (0.1%)
Sberbank of Russia (ADR)	179,184	2,057,032

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	131,522	231,396
CapitaCommercial Trust (REIT)	124,000	143,321
CapitaLand Ltd.	163,502	397,307
CapitaMall Trust (REIT)	151,267	238,089
CapitaMalls Asia Ltd.	80,421	$115,794
City Developments Ltd.	26,280	221,851
ComfortDelGro Corp., Ltd.	128,550	186,106
DBS Group Holdings Ltd.	108,860	1,331,227
Genting Singapore plc	392,261	408,508
Global Logistic Properties Ltd.	197,000	427,416
Golden Agri-Resources Ltd.	466,537	206,123
Hutchison Port Holdings Trust, Class U	335,000	246,225
Jardine Cycle & Carriage Ltd.	6,449	216,290
Keppel Corp., Ltd.	91,685	752,287
Keppel Land Ltd.	44,000	116,292
Olam International Ltd.	94,924	122,821
Oversea-Chinese Banking Corp., Ltd.	163,922	1,293,270
SembCorp Industries Ltd.	62,812	245,301
SembCorp Marine Ltd.	51,626	175,956
Singapore Airlines Ltd.	34,682	277,456
Singapore Exchange Ltd.	54,302	301,178
Singapore Press Holdings Ltd.	67,523	222,147
Singapore Technologies Engineering Ltd.	99,019	327,329
Singapore Telecommunications Ltd.	506,119	1,505,380
StarHub Ltd.	39,724	131,003
United Overseas Bank Ltd.	80,826	1,266,433
UOL Group Ltd.	27,532	145,968
Wilmar International Ltd.	123,455	306,811

		11,559,285

South Africa (0.1%)
MTN Group Ltd.	73,067	1,360,067

South Korea (0.3%)
NHN Corp.	7,160	1,821,269
Samsung Electronics Co., Ltd.	3,230	3,795,508

		5,616,777

Spain (1.4%)
Abertis Infraestructuras S.A.	23,503	409,942
Acciona S.A.	1,548	81,706
ACS Actividades de Construccion y Servicios S.A.	8,898	235,695
Amadeus IT Holding S.A., Class A	107,471	3,434,990
Banco Bilbao Vizcaya Argentaria S.A.	352,840	2,960,022
Banco de Sabadell S.A.	169,259	280,903
Banco Popular Espanol S.A.*	80,366	246,353
Banco Santander S.A.	689,447	4,399,146
Bankia S.A.*	256,647	198,434
CaixaBank	72,840	223,852
Distribuidora Internacional de Alimentacion S.A.	39,166	296,196
Enagas S.A.	12,242	302,522
Ferrovial S.A.	25,860	413,353
Gas Natural SDG S.A.	22,451	452,670
Grifols S.A.	9,560	350,915
Iberdrola S.A.	299,293	1,580,115
Inditex S.A.	44,493	5,492,594
Mapfre S.A.	47,129	153,486
Red Electrica Corporacion S.A.	6,937	381,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Repsol S.A.	53,924	$1,137,783
Telefonica S.A.	261,176	3,346,904
Zardoya Otis S.A.	10,270	145,577

		26,524,656

Sweden (1.4%)
Alfa Laval AB	20,012	408,828
Assa Abloy AB, Class B	21,416	839,255
Atlas Copco AB, Class A	43,044	1,039,819
Atlas Copco AB, Class B	25,013	536,358
Boliden AB	17,532	217,382
Electrolux AB	15,420	389,518
Elekta AB, Class B	23,625	359,337
Getinge AB, Class B	12,829	389,876
Hennes & Mauritz AB, Class B	60,438	1,986,331
Hexagon AB, Class B	15,178	405,812
Husqvarna AB, Class B	24,374	128,629
Industrivarden AB, Class C	7,832	130,804
Investment AB Kinnevik, Class B	13,191	338,130
Investor AB, Class B	29,196	784,963
Lundin Petroleum AB*	14,264	282,894
Nordea Bank AB	167,536	1,873,697
Ratos AB, Class B	12,793	99,294
Sandvik AB	67,985	813,050
Scania AB, Class B	20,512	410,784
Securitas AB, Class B	19,382	169,511
Skandinaviska Enskilda Banken AB, Class A	96,858	925,814
Skanska AB, Class B	24,355	404,216
SKF AB, Class B	25,132	588,753
Svenska Cellulosa AB, Class B	37,271	935,374
Svenska Handelsbanken AB, Class A	31,853	1,278,661
Swedbank AB, Class A	57,751	1,324,481
Swedish Match AB	13,205	468,843
Tele2 AB, Class B	20,387	239,405
Telefonaktiebolaget LM Ericsson, Class B	490,970	5,560,485
TeliaSonera AB	151,858	990,255
Volvo AB, Class B	95,427	1,277,843

		25,598,402

Switzerland (9.1%)
ABB Ltd. (Registered)*	140,211	3,044,548
Actelion Ltd. (Registered)*	6,809	410,176
Adecco S.A. (Registered)*	8,492	484,140
Aryzta AG*	5,591	314,311
Baloise Holding AG (Registered)	3,026	294,255
Banque Cantonale Vaudoise (Registered)	201	99,803
Barry Callebaut AG (Registered)*	117	107,146
Cie Financiere Richemont S.A., Class A	71,632	6,336,196
Coca-Cola HBC AG (ADR)	8,416	196,766
Coca-Cola HBC AG (CDI)*	4,506	105,474
Credit Suisse Group AG (Registered)*	95,558	2,534,252
EMS-Chemie Holding AG (Registered)	503	148,842
Geberit AG (Registered)	2,475	$613,935
Givaudan S.A. (Registered)*	533	687,869
Glencore Xstrata plc	637,252	2,637,755
Holcim Ltd. (Registered)*	14,677	1,023,218
Julius Baer Group Ltd.*	90,027	3,516,062
Kuehne + Nagel International AG (Registered)	30,024	3,296,267
Lindt & Spruengli AG	54	202,839
Lindt & Spruengli AG (Registered)	7	305,034
Lonza Group AG (Registered)*	3,300	248,579
Nestle S.A. (Registered)	475,972	31,217,474
Nestle S.A. (Registered) (ADR)	134,170	8,825,703
Noble Corp.	554,282	20,829,918
Novartis AG (Registered)	171,475	12,181,433
Novartis AG (ADR)	74,051	5,236,146
Pargesa Holding S.A.	1,798	120,019
Partners Group Holding AG	1,111	300,819
Roche Holding AG	68,994	17,165,412
Schindler Holding AG	23,441	3,265,932
Schindler Holding AG (Registered)	1,342	181,860
SGS S.A. (Registered)	351	753,988
Sika AG	138	357,364
Sonova Holding AG (Registered)*	49,613	5,263,059
STMicroelectronics N.V.	40,856	368,060
Sulzer AG (Registered)	1,527	244,275
Swatch Group AG	1,977	1,082,112
Swatch Group AG (Registered)	2,782	262,133
Swiss Life Holding AG (Registered)*	2,073	337,105
Swiss Prime Site AG (Registered)*	3,444	253,227
Swiss Reinsurance AG*	22,369	1,664,857
Swisscom AG (Registered)	1,494	654,193
Syngenta AG (Registered)	5,932	2,321,176
Syngenta AG (ADR)	53,684	4,179,836
Transocean Ltd. (BATS Europe Exchange)	23,042	1,108,982
Transocean Ltd. (New York Exchange)	153,350	7,353,133
UBS AG (Registered)*	232,372	3,955,896
Weatherford International Ltd.*	594,491	8,144,527
Wolseley plc	17,563	810,188
Zurich Insurance Group AG*	9,468	2,455,836

		167,502,130

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	341,451	6,255,382

United Kingdom (13.2%)
3i Group plc	62,034	318,528
Aberdeen Asset Management plc	374,872	2,182,578
Admiral Group plc	11,871	239,592
Aggreko plc	17,205	429,678
AMEC plc	19,305	295,087
Anglo American plc	88,562	1,705,281
Antofagasta plc	25,278	305,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ARM Holdings plc	88,807	$1,073,814
Associated British Foods plc	22,836	602,607
AstraZeneca plc	79,592	3,770,877
Aviva plc	188,818	975,273
Babcock International Group plc	23,093	387,410
BAE Systems plc	205,890	1,199,358
Barclays plc	779,309	3,300,440
Bellway plc	59,088	1,141,348
BG Group plc	581,886	9,898,943
BHP Billiton plc	134,628	3,444,104
BP plc	1,222,230	8,462,873
British American Tobacco plc	314,802	16,123,526
British American Tobacco plc (ADR)	66,362	6,831,304
British Land Co. plc (REIT)	59,737	514,705
British Sky Broadcasting Group plc	66,594	802,186
BT Group plc	501,852	2,360,098
Bunzl plc	21,285	414,380
Burberry Group plc	28,333	582,187
Capita plc	332,224	4,881,160
Carnival plc	11,714	407,996
Centrica plc	330,654	1,811,475
Cobham plc	68,418	272,742
Compass Group plc	731,223	9,342,090
Croda International plc	72,739	2,740,364
Diageo plc	724,294	20,710,361
Diageo plc (ADR)	78,038	8,970,468
Direct Line Insurance Group plc	52,510	186,086
easyJet plc	10,095	198,988
G4S plc	90,423	316,867
GKN plc	104,570	479,205
GlaxoSmithKline plc	312,914	7,843,269
Hammerson plc (REIT)	45,692	338,650
Hargreaves Lansdown plc	13,410	181,116
HSBC Holdings plc	1,440,367	14,940,752
ICAP plc	34,056	188,284
IMI plc	20,611	388,719
Imperial Tobacco Group plc	62,521	2,168,082
Inmarsat plc	28,581	292,772
InterContinental Hotels Group plc	17,230	473,804
International Consolidated Airlines Group S.A.*	57,630	231,493
Intertek Group plc	58,648	2,607,336
Intu Properties plc (REIT)	42,550	202,304
Invensys plc	41,513	260,512
Invensys plc (Preference)*†(b)	41,040	47,876
Investec plc	37,008	232,861
ITV plc	238,205	507,579
J Sainsbury plc	78,683	425,198
Johnson Matthey plc	13,135	525,013
Kingfisher plc	151,951	792,707
Land Securities Group plc (REIT)	50,020	672,529
Legal & General Group plc	378,977	987,958
Lloyds Banking Group plc*	2,916,108	2,801,307
London Stock Exchange Group plc	11,094	225,598
Marks & Spencer Group plc	103,203	676,055
Meggitt plc	50,320	$396,065
Melrose Industries plc	82,314	312,112
National Grid plc	233,803	2,652,796
Next plc	10,338	716,681
Old Mutual plc	313,638	861,989
Pearson plc	52,382	932,940
Persimmon plc*	19,303	346,729
Petrofac Ltd.	16,629	302,997
Prudential plc	163,046	2,665,837
Randgold Resources Ltd.	5,604	348,181
Reckitt Benckiser Group plc	136,647	9,660,090
Reed Elsevier plc	75,497	857,759
Resolution Ltd.	90,901	394,029
Rexam plc	50,653	367,869
Rio Tinto plc	332,688	13,576,028
Rio Tinto plc (ADR)	87,653	3,600,785
Rolls-Royce Holdings plc*	358,908	6,190,292
Rolls-Royce Holdings plc (Preference)*†(b)	9,301,635	14,147
Royal Bank of Scotland Group plc*	136,250	566,773
RSA Insurance Group plc	230,334	416,889
SABMiller plc	61,099	2,929,572
Sage Group plc	70,795	366,311
Schroders plc	6,424	213,292
Segro plc (REIT)	46,877	199,063
Serco Group plc	31,953	299,612
Severn Trent plc	15,278	386,665
Smith & Nephew plc	57,910	647,375
Smiths Group plc	25,202	501,369
SSE plc	60,821	1,408,862
Standard Chartered plc	330,712	7,177,759
Standard Life plc	151,148	794,725
Subsea 7 S.A.*	16,775	294,112
Tate & Lyle plc	29,884	374,752
Tesco plc	513,173	2,586,612
Travis Perkins plc	15,608	345,640
TUI Travel plc	27,743	150,597
Tullow Oil plc	58,183	885,819
Unilever plc	81,839	3,313,472
United Utilities Group plc	43,709	454,718
Vedanta Resources plc	6,198	96,154
Vodafone Group plc	3,120,755	8,916,323
Weir Group plc	130,540	4,270,699
Whitbread plc	62,689	2,913,799
William Hill plc	54,981	368,695
WM Morrison Supermarkets plc	139,375	554,970
WPP plc	80,179	1,368,259

		242,691,617

United States (1.6%)
Bunge Ltd.	29,718	2,103,143
Mettler-Toledo International, Inc.*	20,077	4,039,492
Schlumberger Ltd.	314,944	22,568,887

		28,711,522

Total Common Stocks (74.5%) (Cost $1,162,649,128)		1,374,190,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.0%)
iShares FTSE China 25 Index Fund	98,710	$3,210,049
iShares MSCI Australia Index Fund	95,215	2,149,955
iShares MSCI Austria Capped Investable Market Index Fund	131,337	2,132,913
iShares MSCI Belgium Capped Investable Market Index Fund	56,297	766,765
iShares MSCI BRIC Index Fund	68,616	2,337,061
iShares MSCI Canada Index Fund	44,758	1,172,659
iShares MSCI EAFE Index Fund	519,266	29,795,483
iShares MSCI EAFE Small-Cap Index Fund	47,600	1,996,344
iShares MSCI Emerging Markets Index Fund	64,132	2,473,571
iShares MSCI France Index Fund	112,967	2,633,261
iShares MSCI Germany Index Fund	286,710	7,081,737
iShares MSCI Hong Kong Index Fund	21,077	385,920
iShares MSCI Indonesia Investable Market Index Fund	13,400	417,678
iShares MSCI Israel Capped Investable Market Index Fund	9,500	408,215
iShares MSCI Italy Capped Index Fund	298,048	3,519,947
iShares MSCI Japan Index Fund	823,180	9,236,080
iShares MSCI Malaysia Index Fund	20,262	315,074
iShares MSCI Mexico Capped Investable Market Index Fund	7,348	479,090
iShares MSCI Netherlands Investable Market Index Fund	93,793	1,950,894
iShares MSCI New Zealand Capped Investable Market Index Fund	7,800	261,690
iShares MSCI Pacific ex-Japan Index Fund	124,392	5,352,588
iShares MSCI Poland Capped Investable Market Index Fund	7,700	187,264
iShares MSCI Singapore Index Fund	38,226	488,910
iShares MSCI South Korea Capped Index Fund	6,000	319,200
iShares MSCI Spain Capped Index Fund	65,421	1,811,507
iShares MSCI Sweden Index Fund	49,603	1,478,665
iShares MSCI Switzerland Capped Index Fund	24,200	693,330
iShares MSCI Thailand Capped Investable Market Index Fund	3,868	303,406
iShares MSCI Turkey Index Fund	5,584	$330,461
iShares MSCI United Kingdom Index Fund	66,400	1,172,624
iShares S&P Europe 350 Index Fund	332,766	12,891,355
iShares S&P Latin America 40 Index Fund	33,047	1,214,808
SPDR DJ EURO Stoxx 50 Fund	40,364	1,336,452
SPDR S&P Emerging Asia Pacific ETF	36,279	2,607,372
SPDR S&P Emerging Europe ETF	11,967	441,463
Vanguard FTSE Developed Markets ETF	174,400	6,210,384
Vanguard FTSE Emerging Markets ETF	8,600	333,508

Total Investment Companies (6.0%) (Cost $94,077,980)		109,897,683

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Groupe Fnac, expiring 5/15/15*	3,178	8,286

Hong Kong (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	12,250	331
New World Development Co., Ltd., expiring 12/31/49*†(b)	2,367	—

		331

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	42,740	23,811

Total Rights (0.0%) (Cost $14,943)		32,428

Total Investments (80.5%) (Cost $1,256,742,051)		1,484,120,280
Other Assets Less Liabilities (19.5%)		359,374,104

Net Assets (100%)		$1,843,494,384

*	Non-income producing.
†	Securities (totaling $62,023 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,446,113	$784,794	$(123,267)	$2,237,305	$58,883	$(16,811)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	4,153	September-13	$142,406,642	$140,441,448	$(1,965,194)
FTSE 100 Index	929	September-13	87,382,630	87,059,686	(322,944)
SPI 200 Index	324	September-13	34,854,547	35,328,058	473,511
TOPIX Index	759	September-13	84,126,093	86,552,631	2,426,538

					$611,911

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	1,500	$1,364,308	$1,417,338	$(53,030)
British Pound vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	2,800	4,256,542	4,384,192	(127,650)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	9,500	12,369,741	12,645,108	(275,367)
Japanese Yen vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	125,000	1,260,765	1,298,631	(37,866)

					$(493,913)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,585,997	$135,860,711	$—	$141,446,708
Consumer Staples	34,860,166	185,024,720	—	219,884,886
Energy	111,671,264	62,974,014	—	174,645,278
Financials	18,651,057	197,795,339	—	216,446,396
Health Care	9,275,638	104,535,124	—	113,810,762
Industrials	83,045,056	127,634,192	62,023	210,741,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$14,101,044	$55,253,079	$—	$69,354,123
Materials	47,909,243	110,254,004	—	158,163,247
Telecommunication Services	—	42,377,497	—	42,377,497
Utilities	—	27,320,001	—	27,320,001
Futures	2,900,049	—	—	2,900,049
Investment Companies
Exchange Traded Funds (ETFs)	109,897,683	—	—	109,897,683
Rights
Consumer Discretionary	—	8,286	—	8,286
Energy	—	23,811	—	23,811
Financials	—	331	—	331

Total Assets	$437,897,197	$1,049,061,109	$62,023	$1,487,020,329

Liabilities:
Forward Currency Contracts	$—	$(493,913)	$—	$(493,913)
Futures	(2,288,138)	—	—	(2,288,138)

Total Liabilities	$(2,288,138)	$(493,913)	$—	$(2,782,051)

Total	$435,609,059	$1,048,567,196	$62,023	$1,484,238,278

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,900,049	*
Commodity contracts	Receivables	—
Other contracts	Receivables

Total		$2,900,049

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(493,913)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(2,288,138	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,782,051)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	24,177	—	24,177
Credit contracts	—	—	—	—	—
Equity contracts	—	29,623,892	—	—	29,623,892
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$29,623,892	$24,177	$—	$29,648,069

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(581,960)	—	(581,960)
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,950,160)	—	—	(3,950,160)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,950,160)	$(581,960)	$—	$(4,532,120)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $19,673,000 and futures contracts with an average notional balance of approximately $235,047,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$—	$(493,913)	$—	$(493,913)
Goldman Sachs Group, Inc.
Futures contracts	3,162,947	—	—	3,162,947

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,162,947	$(493,913)	$—	$2,669,034

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,386,721
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$250,200,079

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,749,800
Aggregate gross unrealized depreciation	(66,718,290)

Net unrealized appreciation	$186,031,510

Federal income tax cost of investments	$1,298,088,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,272,962)	$2,237,305
Unaffiliated Issuers (Cost $1,254,469,089)	1,481,882,975
Cash	17,415,115
Foreign cash (Cost $269,824,964)	254,025,864
Cash held as collateral at broker	23,864,000
Receivable for securities sold	152,273,984
Dividends, interest and other receivables	4,573,991
Due from broker for futures variation margin	3,162,947
Receivable from Separate Accounts for Trust shares sold	113,499
Other assets	37,086

Total assets	1,939,586,766

LIABILITIES
Payable for securities purchased	93,877,629
Payable to Separate Accounts for Trust shares redeemed	680,854
Investment management fees payable	649,572
Unrealized depreciation on forward foreign currency contracts	493,913
Distribution fees payable - Class IB	193,405
Administrative fees payable	173,389
Distribution fees payable - Class IA	2,200
Trustees’ fees payable	929
Accrued expenses	20,491

Total liabilities	96,092,382

NET ASSETS	$1,843,494,384

Net assets were comprised of:
Paid in capital	$2,024,354,674
Accumulated undistributed net investment income (loss)	8,126,372
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(400,023,179)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	211,036,517

Net assets	$1,843,494,384

Class IA
Net asset value, offering and redemption price per share, $10,473,491 / 1,168,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.96

Class IB
Net asset value, offering and redemption price per share, $1,476,004,613 / 164,469,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.97

Class K
Net asset value, offering and redemption price per share, $357,016,280 / 39,775,417 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($58,883 of dividend income received from affiliates) (net of $1,054,388 foreign withholding tax)	$16,635,126
Interest	53,672

Total income	16,688,798

EXPENSES
Investment management fees	3,647,820
Distribution fees - Class IB	1,036,441
Administrative fees	975,385
Custodian fees	74,877
Printing and mailing expenses	65,519
Professional fees	41,245
Trustees’ fees	16,630
Distribution fees - Class IA	13,453
Miscellaneous	81,936

Gross expenses	5,953,306
Less: Fees paid indirectly	(2,097)

Net expenses	5,951,209

NET INVESTMENT INCOME (LOSS)	10,737,589

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(16,811) of realized gain (loss) from affiliates)	18,454,465
Futures	29,623,892
Foreign currency transactions	(540,997)

Net realized gain (loss)	47,537,360

Change in unrealized appreciation (depreciation) on:
Securities ($(206,866) of change in unrealized appreciation (depreciation) from affiliates)	(14,981,017)
Futures	(3,950,160)
Foreign currency translations	(14,969,684)

Net change in unrealized appreciation (depreciation)	(33,900,861)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,636,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,374,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,737,589	$16,476,950
Net realized gain (loss) on investments, futures and foreign currency transactions	47,537,360	35,686,111
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(33,900,861)	122,493,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,374,088	174,656,421

DIVIDENDS:
Dividends from net investment income
Class IA	—	(151,125)
Class IB	—	(11,389,384)
Class K	—	(6,292,020)

TOTAL DIVIDENDS	—	(17,832,529)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 90,821 and 237,451 shares, respectively ]	835,950	1,961,775
Capital shares issued in reinvestment of dividends [ 0 and 17,148 shares, respectively ]	—	151,125
Capital shares repurchased [ (112,450) and (217,966) shares, respectively ]	(1,030,858)	(1,825,430)

Total Class IA transactions	(194,908)	287,470

Class IB
Capital shares sold [ 2,035,701 and 4,260,500 shares, respectively ]	18,765,642	35,104,049
Capital shares sold in-kind (Note 9) [ 81,282,207 and 0 shares, respectively ]	723,719,258	—
Capital shares issued in reinvestment of dividends [ 0 and 1,291,053 shares, respectively ]	—	11,389,384
Capital shares repurchased [ (9,203,916) and (14,453,989) shares, respectively ]	(85,064,065)	(120,148,509)

Total Class IB transactions	657,420,835	(73,655,076)

Class K
Capital shares sold [ 226,012 and 2,875,399 shares, respectively ]	2,093,439	23,786,513
Capital shares issued in reinvestment of dividends [ 0 and 713,803 shares, respectively ]	—	6,292,020
Capital shares repurchased [ (2,957,217) and (4,591,667) shares, respectively ]	(27,404,076)	(38,037,004)

Total Class K transactions	(25,310,637)	(7,958,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	631,915,290	(81,326,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	656,289,378	75,497,815
NET ASSETS:
Beginning of period	1,187,205,006	1,111,707,191

End of period (a)	$1,843,494,384	$1,187,205,006

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,126,372	$(2,611,217)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.85	$7.72	$9.61	$8.95	$6.80	$12.76

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.11 (e)	0.13 (e)	0.11 (e)	0.15 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.04	1.15	(1.74)	0.74	2.26	(5.84)

Total from investment operations	0.11	1.26	(1.61)	0.85	2.41	(5.62)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.28)	(0.19)	(0.26)	(0.16)
Distributions from net realized gains	—	—	—	—	—	(0.16)
Return of capital	—	—	—	—	—	(0.02)

Total dividends and distributions	—	(0.13)	(0.28)	(0.19)	(0.26)	(0.34)

Net asset value, end of period	$8.96	$8.85	$7.72	$9.61	$8.95	$6.80

Total return (b)	1.24%	16.29%	(16.73)%	9.52%	35.55%	(44.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,473	$10,531	$8,903	$445,820	$404,122	$1,250,082
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%	1.05%	0.78%	0.85%	0.85%	0.85%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	0.78%	0.85%	0.84%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	0.78%	0.85%	0.85%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.59%	1.33%	1.29%	1.30%	2.11%	2.22%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.59%	1.33%	1.30%	1.30%	2.12%	2.24%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.59%	1.33%	1.29%	1.30%	2.11%	2.20%
Portfolio turnover rate	12%	3%	3%	12%	17%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.86	$7.73	$9.62	$8.96	$6.80	$12.77

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.11 (e)	0.12 (e)	0.09 (e)	0.13 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.03	1.15	(1.75)	0.73	2.27	(5.87)

Total from investment operations	0.11	1.26	(1.63)	0.82	2.40	(5.65)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.26)	(0.16)	(0.24)	(0.14)
Distributions from net realized gains	—	—	—	—	—	(0.16)
Return of capital	—	—	—	—	—	(0.02)

Total dividends and distributions	—	(0.13)	(0.26)	(0.16)	(0.24)	(0.32)

Net asset value, end of period	$8.97	$8.86	$7.73	$9.62	$8.96	$6.80

Total return (b)	1.35%	16.27%	(16.92)%	9.23%	35.34%	(44.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,476,005	$800,489	$766,952	$984,130	$943,631	$661,369
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%	1.05%	1.03%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	1.03%	1.10%	1.10%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	1.03%	1.10%	1.10%	1.12	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.74%	1.34%	1.25%	1.00%	1.63%	2.12%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.74%	1.34%	1.25%	1.01%	1.64%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.74%	1.34%	1.25%	1.00%	1.63%	2.10%
Portfolio turnover rate	12%	3%	3%	12%	17%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.85	$7.72	$8.45

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.05	1.15	(0.55)

Total from investment operations	0.13	1.28	(0.49)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.24)

Net asset value, end of period	$8.98	$8.85	$7.72

Total return (b)	1.47%	16.59%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$357,016	$376,185	$335,852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.81%	0.80%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.81%	0.80%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.81%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.83%	1.60%	2.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.83%	1.60%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.83%	1.60%	2.10%
Portfolio turnover rate	12%	3%	3%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	24.0%
Industrials	11.9
Consumer Staples	11.2
Consumer Discretionary	11.1
Energy	8.5
Health Care	8.5
Materials	8.3
Telecommunication Services	6.0
Information Technology	4.7
Utilities	4.3
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understandyour ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,024.30	$3.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.87	3.96
Class IB
Actual	1,000.00	1,024.70	3.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.87	3.96
Class K
Actual	1,000.00	1,025.50	2.72
Hypothetical (5% average return before expenses)	1,000.00	1,022.11	2.71

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.4%)
Abacus Property Group (REIT)	35,803	$74,328
Acrux Ltd.	21,344	68,516
Adelaide Brighton Ltd.	61,034	184,201
AGL Energy Ltd.	75,526	1,000,167
ALS Ltd.	46,819	410,199
Alumina Ltd.*	336,918	303,506
Amcor Ltd.	164,443	1,524,968
AMP Ltd.	400,940	1,558,388
Ansell Ltd.	18,460	297,640
APA Group	113,893	623,923
Aquila Resources Ltd.*	24,734	40,264
Ardent Leisure Group	53,049	83,205
Aristocrat Leisure Ltd.	67,954	265,991
Arrium Ltd.	167,238	119,299
Asciano Ltd.	132,920	610,241
ASX Ltd.	25,077	758,433
Atlas Iron Ltd.	112,014	76,320
Aurizon Holdings Ltd.	266,850	1,015,238
Aurora Oil & Gas Ltd.*	59,364	157,988
Ausdrill Ltd.	32,201	25,326
Australand Property Group (REIT)	32,276	102,723
Australia & New Zealand Banking Group Ltd.	373,888	9,772,624
Automotive Holdings Group Ltd.	26,670	78,051
AWE Ltd.*	69,794	79,149
Bank of Queensland Ltd.	42,082	335,214
Beach Energy Ltd.	165,675	171,973
Beadell Resources Ltd.*	107,178	49,010
Bendigo and Adelaide Bank Ltd.	55,487	511,008
BHP Billiton Ltd.	437,335	12,546,892
Billabong International Ltd.*	49,934	6,850
BlueScope Steel Ltd.*	70,283	300,175
Boral Ltd.	104,438	402,113
Bradken Ltd.	22,293	87,873
Brambles Ltd.	211,571	1,807,218
Breville Group Ltd.	12,300	79,418
Buru Energy, Ltd.*	25,427	28,370
BWP Trust (REIT)	57,511	118,343
Cabcharge Australia Ltd.	15,321	56,468
Caltex Australia Ltd.	18,398	303,707
Cardno Ltd.	18,957	89,806
carsales.com Ltd.	29,063	250,645
CFS Retail Property Trust Group (REIT)	319,989	585,292
Challenger Ltd.	75,295	276,133
Charter Hall Group (REIT)	30,502	107,956
Charter Hall Retail REIT (REIT)	37,216	129,677
Coca-Cola Amatil Ltd.	71,986	836,760
Cochlear Ltd.	7,705	434,846
Commonwealth Bank of Australia	219,293	13,874,353
Commonwealth Property Office Fund (REIT)	319,840	321,761
Computershare Ltd.	69,392	651,759
Crown Ltd.	51,617	571,669
CSL Ltd.	67,020	$3,774,431
CSR Ltd.	70,595	143,975
Cudeco Ltd.*	20,248	37,036
David Jones Ltd.	73,221	170,759
Decmil Group Ltd.	16,346	26,610
Dexus Property Group (REIT)	659,443	645,310
Discovery Metals Ltd.*	50,919	6,287
Domino’s Pizza Enterprises Ltd.	7,110	72,632
Downer EDI Ltd.	57,005	187,161
Drillsearch Energy Ltd.*	49,997	48,011
DUET Group	148,004	272,068
DuluxGroup Ltd.	49,395	190,183
Echo Entertainment Group Ltd.	106,405	297,777
Emeco Holdings Ltd.	70,739	18,114
Energy World Corp., Ltd.*	93,733	33,432
Envestra Ltd.	125,834	114,506
Evolution Mining Ltd.*	59,055	30,785
Fairfax Media Ltd.	285,066	129,050
Federation Centres Ltd. (REIT)	194,519	421,617
FKP Property Group	21,682	25,183
Fleetwood Corp., Ltd.	6,292	20,716
FlexiGroup Ltd.	27,966	111,513
Flight Centre Ltd.	7,518	270,417
Fortescue Metals Group Ltd.	231,854	644,608
G8 Education Ltd.	32,272	72,605
Goodman Fielder Ltd.*	228,891	153,859
Goodman Group (REIT)	206,115	919,892
GPT Group (REIT)	222,039	779,772
GrainCorp Ltd., Class A	31,105	357,580
GUD Holdings Ltd.	9,736	53,335
GWA Group Ltd.	38,897	85,376
Harvey Norman Holdings Ltd.	78,729	183,604
Horizon Oil Ltd.*	129,488	38,488
iiNET Ltd.	15,140	85,847
Iluka Resources Ltd.	57,029	521,037
Incitec Pivot Ltd.	221,957	580,554
Independence Group NL	31,903	65,940
Insurance Australia Group Ltd.	282,284	1,404,406
Investa Office Fund (REIT)	83,680	222,701
Invocare Ltd.	14,795	153,980
IOOF Holdings Ltd.	28,333	190,712
Iress Ltd.	14,086	96,618
JB Hi-Fi Ltd.	13,337	205,037
Karoon Gas Australia Ltd.*	23,079	107,434
Kingsgate Consolidated Ltd.	19,347	22,383
Leighton Holdings Ltd.	22,279	314,798
Lend Lease Group	70,876	541,244
Linc Energy Ltd.*	44,620	33,462
Lynas Corp., Ltd.*	254,606	87,319
M2 Telecommunications Group Ltd.	21,368	114,321
Macquarie Atlas Roads Group	54,337	96,406
Macquarie Group Ltd.	46,454	1,778,826
Magellan Financial Group Ltd.	14,321	126,258
McMillan Shakespeare Ltd.	7,852	116,189
Medusa Mining Ltd.	24,667	34,854
Mermaid Marine Australia Ltd.	31,094	100,098
Mesoblast Ltd.*	23,604	114,411
Metcash Ltd.	117,267	377,508
Mineral Deposits Ltd.*	12,561	23,550
Mineral Resources Ltd.	21,835	164,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mirvac Group (REIT)	497,680	$730,521
Monadelphous Group Ltd.	12,566	185,485
Mount Gibson Iron Ltd.	87,374	37,157
Myer Holdings Ltd.	80,375	174,947
National Australia Bank Ltd.	319,194	8,664,151
Navitas Ltd.	33,769	178,197
Newcrest Mining Ltd.	104,025	938,993
Northern Star Resources Ltd.	54,598	29,211
NRW Holdings Ltd.	36,854	30,671
Nufarm Ltd.	25,178	107,304
OceanaGold Corp. (CDI)*	16,027	17,369
Oil Search Ltd.	150,546	1,064,281
Orica Ltd.	49,499	934,811
Origin Energy Ltd.	149,091	1,713,934
OZ Minerals Ltd.	43,618	163,552
Pacific Brands Ltd.	121,094	77,523
Paladin Energy Ltd.*	100,721	80,600
PanAust Ltd.	67,577	112,790
Perpetual Ltd.	5,665	183,405
Perseus Mining Ltd.*	60,567	24,095
Platinum Asset Management Ltd.	33,332	166,746
Premier Investments Ltd.	12,433	75,956
Primary Health Care Ltd.	63,568	277,891
Qantas Airways Ltd.*	308,682	381,112
QBE Insurance Group Ltd.	163,216	2,252,472
Qube Holdings Ltd.	79,995	121,810
Ramsay Health Care Ltd.	17,570	575,418
REA Group Ltd.	6,790	170,956
Regis Resources Ltd.*	56,169	148,457
Reject Shop Ltd.	3,828	60,180
Resolute Mining Ltd.	89,363	49,036
Rio Tinto Ltd.	59,384	2,844,195
SAI Global Ltd.	28,170	93,519
Sandfire Resources NL*	12,783	59,856
Santos Ltd.	131,413	1,505,902
Seek Ltd.	45,939	381,063
Senex Energy Ltd.*	120,681	65,118
Seven Group Holdings Ltd.	13,470	85,001
Seven West Media Ltd.	83,215	144,598
Shopping Centres Australasia Property Group (REIT)	87,620	127,411
Sigma Pharmaceuticals Ltd.	156,661	112,470
Silver Lake Resources Ltd.*	44,723	24,336
Sirius Resources NL*	23,940	40,723
Sirtex Medical Ltd.	6,456	70,734
Skilled Group Ltd.	26,747	62,866
SMS Management & Technology Ltd.	9,912	41,246
Sonic Healthcare Ltd.	53,973	731,036
Southern Cross Media Group Ltd.	76,999	100,348
SP AusNet	219,001	235,338
Spark Infrastructure Group§	161,299	255,940
St Barbara Ltd.*	59,767	24,597
Stockland Corp., Ltd. (REIT)	314,219	1,000,044
Suncorp Group Ltd.	175,333	1,911,381
Sundance Resources Ltd.*	286,361	18,070
Super Retail Group Ltd.	18,828	206,113
Sydney Airport	196,710	608,066
Tabcorp Holdings Ltd.	99,497	277,535
Tatts Group Ltd.	191,156	$554,185
Telstra Corp., Ltd.	1,695,693	7,397,297
Ten Network Holdings Ltd.*	215,915	54,303
Toll Holdings Ltd.	92,422	449,670
TPG Telecom Ltd.	39,894	128,427
Transfield Services Ltd.	54,113	38,107
Transpacific Industries Group Ltd.*	135,425	99,082
Transurban Group	201,906	1,248,255
Treasury Wine Estates Ltd.	87,535	465,921
UGL Ltd.	22,651	143,351
Virgin Australia Holdings Ltd.*	143,588	55,810
Virgin Australia International Holdings Pty Ltd.*†(b)	190,064	—
Wesfarmers Ltd.	157,822	5,715,710
Western Areas Ltd.	20,911	44,368
Westfield Group (REIT)	275,058	2,877,781
Westfield Retail Trust (REIT)	416,210	1,179,999
Westpac Banking Corp.	422,964	11,171,411
Whitehaven Coal Ltd.	82,105	172,705
Woodside Petroleum Ltd.	85,030	2,722,524
Woolworths Ltd.	169,752	5,093,644
WorleyParsons Ltd.	28,117	501,174
Wotif.com Holdings Ltd.	17,529	72,621

		143,126,190

Belgium (1.2%)
Anheuser-Busch InBev N.V.	214,774	19,119,148

France (14.6%)
Air Liquide S.A.	90,132	11,130,178
BNP Paribas S.A.	435,679	23,804,088
Carrefour S.A.	170,064	4,677,417
Cie de Saint-Gobain S.A.	128,614	5,206,464
Danone S.A.	167,193	12,548,359
Essilor International S.A.	61,483	6,541,599
European Aeronautic Defence and Space Co. N.V.	163,875	8,759,489
France Telecom S.A.	557,038	5,269,798
GDF Suez S.A.	439,959	8,615,860
L’Oreal S.A.	68,798	11,305,803
LVMH Moet Hennessy Louis Vuitton S.A.	76,372	12,376,497
Sanofi S.A.	349,706	36,242,611
Schneider Electric S.A.	162,701	11,802,486
Societe Generale S.A.	357,541	12,286,381
Total S.A.	650,125	31,738,051
Unibail-Rodamco SE (REIT)	27,159	6,327,921
Vinci S.A.	147,203	7,387,400
Vivendi S.A.	367,539	6,960,824

		222,981,226

Germany (12.5%)
Allianz SE (Registered)	130,608	19,083,163
BASF SE	265,877	23,751,388
Bayer AG (Registered)	236,690	25,241,612
Bayerische Motoren Werke (BMW) AG	92,509	8,089,435
Daimler AG (Registered)	285,344	17,265,367
Deutsche Bank AG (Registered)	296,667	12,416,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Telekom AG (Registered)	860,848	$10,044,366
E.ON SE	582,305	9,557,842
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	46,150	8,494,060
RWE AG	143,052	4,565,713
SAP AG	273,376	20,019,551
Siemens AG (Registered)	241,766	24,436,044
Volkswagen AG (Preference)	41,899	8,483,360

		191,448,766

Ireland (0.8%)
CRH plc (BATS Europe Exchange)	208,087	4,211,818
CRH plc (London Stock Exchange)	111,368	2,261,292
Experian plc	154,796	2,691,045
Henderson Group plc (CDI)	94,143	211,802
James Hardie Industries plc (CDI)	59,001	506,678
Shire plc	85,727	2,718,558

		12,601,193

Italy (2.8%)
Assicurazioni Generali S.p.A.	387,950	6,776,766
Enel S.p.A.	1,859,183	5,832,214
Eni S.p.A.	777,940	15,978,916
Intesa Sanpaolo S.p.A.	4,091,856	6,556,508
UniCredit S.p.A.	1,579,597	7,397,785

		42,542,189

Japan (25.9%)
77 Bank Ltd.	54,000	256,443
ABC-Mart, Inc.	3,700	144,374
Accordia Golf Co., Ltd.	93	97,613
Acom Co., Ltd.*	6,260	199,136
ADEKA Corp.	11,400	117,012
Advantest Corp.	22,300	366,945
Aeon Co., Ltd.	89,000	1,168,361
Aeon Credit Service Co., Ltd.	9,600	271,894
Aeon Delight Co., Ltd.	4,300	77,997
Aeon Mall Co., Ltd.	11,200	277,459
Aica Kogyo Co., Ltd.	9,600	192,619
Aichi Bank Ltd.	1,100	49,632
Aichi Corp.	16,500	79,189
Aiful Corp.*	21,900	183,494
Ain Pharmaciez, Inc.	1,460	62,931
Air Water, Inc.	28,000	394,394
Aisan Industry Co., Ltd.	7,700	76,084
Aisin Seiki Co., Ltd.	21,900	837,976
Ajinomoto Co., Inc.	70,000	1,027,627
Akebono Brake Industry Co., Ltd.	14,800	69,687
Alfresa Holdings Corp.	6,500	348,004
All Nippon Airways Co., Ltd.	524,303	1,088,994
Alpen Co., Ltd.	4,000	76,951
Alpine Electronics, Inc.	6,300	63,584
Alps Electric Co., Ltd.	25,900	193,767
Amada Co., Ltd.	48,000	316,999
Anritsu Corp.	14,100	167,045
Aoyama Trading Co., Ltd.	8,200	217,856
Aozora Bank Ltd.	113,000	353,196
Ariake Japan Co., Ltd.	3,950	$96,301
Arnest One Corp.	4,063	79,802
Asahi Glass Co., Ltd.	139,000	905,364
Asahi Group Holdings Ltd.	54,600	1,354,816
Asahi Kasei Corp.	172,760	1,142,676
Asatsu-DK, Inc.	5,300	123,442
Asics Corp.	24,000	380,157
ASKUL Corp.	3,500	64,650
Astellas Pharma, Inc.	57,400	3,119,439
Autobacs Seven Co., Ltd.	12,300	186,894
Avex Group Holdings, Inc.	6,000	189,050
Awa Bank Ltd.	27,000	150,817
Azbil Corp.	9,000	193,194
Bando Chemical Industries Ltd.	17,100	62,069
Bank of Iwate Ltd.	1,900	73,372
Bank of Kyoto Ltd.	47,000	391,904
Bank of Nagoya Ltd.	22,000	86,288
Bank of Saga Ltd.	25,300	51,784
Bank of Yokohama Ltd.	151,000	779,512
Benesse Holdings, Inc.	8,700	313,597
Bic Camera, Inc.	222	95,914
Bridgestone Corp.	83,400	2,842,226
Brother Industries Ltd.	31,500	354,764
Calbee, Inc.	2,674	253,704
Calsonic Kansei Corp.	19,880	83,184
Canon Marketing Japan, Inc.	10,700	143,163
Canon, Inc.	154,000	5,023,089
Casio Computer Co., Ltd.	31,300	275,824
Cawachi Ltd.	3,400	70,653
Central Japan Railway Co.	21,382	2,615,080
Century Tokyo Leasing Corp.	7,500	195,251
Chiba Bank Ltd.	95,338	649,813
Chiyoda Co., Ltd.	3,062	78,387
Chiyoda Corp.	24,000	282,396
Chofu Seisakusho Co., Ltd.	3,200	69,208
Chubu Electric Power Co., Inc.	79,500	1,127,012
Chudenko Corp.	5,900	58,060
Chugai Pharmaceutical Co., Ltd.	32,700	677,871
Chugai Ro Co., Ltd.	19,300	49,233
Chugoku Bank Ltd.	21,000	294,737
Chugoku Electric Power Co., Inc.	31,820	499,854
Citizen Holdings Co., Ltd.	35,300	197,179
CKD Corp.	9,000	77,858
Cleanup Corp.	10,500	83,212
CMK Corp.	31,223	99,166
Coca-Cola Central Japan Co., Ltd.	11,720	177,844
Coca-Cola West Co., Ltd.	11,100	196,975
Colowide Co., Ltd.	5,764	54,513
COMSYS Holdings Corp.	17,500	223,558
Cosel Co., Ltd.	4,700	60,089
Cosmo Oil Co., Ltd.*	94,000	173,442
Cosmos Pharmaceutical Corp.	1,165	117,933
Credit Saison Co., Ltd.	20,400	511,954
Dai Nippon Printing Co., Ltd.	77,000	704,164
Daibiru Corp.	6,400	71,305
Daicel Corp.	31,000	271,617
Daido Steel Co., Ltd.	39,000	197,792
Daidoh Ltd.	8,200	53,575
Daiei, Inc.*	18,100	52,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Daifuku Co., Ltd.	14,100	$102,928
Daihatsu Motor Co., Ltd.	28,000	530,752
Daihen Corp.	17,500	75,519
Dai-ichi Life Insurance Co., Ltd.	1,379	1,991,055
Daiichi Sankyo Co., Ltd.	82,900	1,384,174
Dai-ichi Seiko Co., Ltd.	2,258	29,893
Daikin Industries Ltd.	34,100	1,378,715
Daikyo, Inc.	44,931	134,548
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	57,192
Dainippon Screen Manufacturing Co., Ltd.*	25,000	132,083
Dainippon Sumitomo Pharma Co., Ltd.	21,398	282,847
Daisan Bank Ltd.	28,000	45,170
Daishi Bank Ltd.	42,000	138,476
Daito Trust Construction Co., Ltd.	11,400	1,074,713
Daiwa House Industry Co., Ltd.	70,000	1,306,413
Daiwa Securities Group, Inc.	244,518	2,053,675
Daiwabo Holdings Co., Ltd.	29,000	45,322
DCM Holdings Co., Ltd.	13,400	105,249
DeNA Co., Ltd.	13,013	255,589
Denki Kagaku Kogyo KK	71,000	257,713
Denki Kogyo Co., Ltd.	14,500	77,339
Denso Corp.	60,400	2,840,956
Dentsu, Inc.	23,700	819,631
DIC Corp.	129,000	322,565
Disco Corp.	3,400	234,826
Don Quijote Co., Ltd.	7,800	379,462
Doshisha Co., Ltd.	6,000	85,541
Doutor Nichires Holdings Co., Ltd.	5,500	77,581
Dowa Holdings Co., Ltd.	40,000	356,927
Dr. Ci:Labo Co., Ltd.	25	66,420
Duskin Co., Ltd.	9,300	175,067
Eagle Industry Co., Ltd.	6,600	82,184
East Japan Railway Co.	46,200	3,591,470
Ebara Corp.	59,000	315,880
Eisai Co., Ltd.	31,800	1,296,945
Eizo Nanao Corp.	3,000	64,519
Electric Power Development Co., Ltd.	17,000	531,357
Enplas Corp.	1,027	76,005
Exedy Corp.	3,900	98,149
Ezaki Glico Co., Ltd.	13,000	123,866
FamilyMart Co., Ltd.	8,100	345,463
Fancl Corp.	7,800	93,587
FANUC Corp.	25,500	3,697,217
Fast Retailing Co., Ltd.	5,800	1,956,140
FCC Co., Ltd.	4,261	100,704
FP Corp.	1,200	83,122
Fuji Co., Ltd.	3,400	61,706
Fuji Electric Co., Ltd.	97,000	342,307
Fuji Heavy Industries Ltd.	80,000	1,972,172
Fuji Media Holdings, Inc.	276	556,007
Fuji Oil Co., Ltd.	8,600	148,796
Fuji Seal International, Inc.	3,200	90,309
Fujicco Co., Ltd.	5,900	67,400
Fujifilm Holdings Corp.	57,300	1,262,356
Fujikura Ltd.	51,000	181,004
Fujimi, Inc.	4,600	$50,879
Fujita Kanko, Inc.	15,600	64,961
Fujitsu General Ltd.	9,138	88,911
Fujitsu Ltd.	259,000	1,070,680
Fukuoka Financial Group, Inc.	106,000	451,018
Fukuyama Transporting Co., Ltd.	16,000	92,761
Funai Electric Co., Ltd.	2,800	27,526
Furukawa Co., Ltd.	61,000	103,327
Furukawa Electric Co., Ltd.	108,000	250,454
Futaba Industrial Co., Ltd.*	9,500	43,295
Fuyo General Lease Co., Ltd.	2,579	96,342
Glory Ltd.	8,900	208,726
GMO Internet, Inc.	8,424	80,690
Goldcrest Co., Ltd.	3,120	72,196
Gree, Inc.	14,234	126,295
GS Yuasa Corp.	61,000	253,398
Gulliver International Co., Ltd.	15,000	100,726
Gunma Bank Ltd.	54,000	298,367
Gunze Ltd.	24,000	58,076
H2O Retailing Corp.	19,000	173,563
Hachijuni Bank Ltd.	60,000	350,877
Hakuhodo DY Holdings, Inc.	4,650	325,847
Hamamatsu Photonics KK	9,930	358,934
Hankyu Hanshin Holdings, Inc.	169,000	962,745
Hanwa Co., Ltd.	30,600	116,316
Haseko Corp.*	226,500	276,331
Heiwa Corp.	5,400	94,682
Heiwa Real Estate Co., Ltd.	4,651	77,564
Heiwado Co., Ltd.	2,819	47,438
Higo Bank Ltd.	26,000	153,620
Hikari Tsushin, Inc.	2,400	129,946
Hino Motors Ltd.	32,439	476,217
Hirose Electric Co., Ltd.	4,400	580,278
Hiroshima Bank Ltd.	73,000	311,343
HIS Co., Ltd.	2,335	99,469
Hisaka Works Ltd.	5,400	46,062
Hisamitsu Pharmaceutical Co., Inc.	9,400	477,677
Hitachi Capital Corp.	4,800	95,003
Hitachi Chemical Co., Ltd.	14,700	230,178
Hitachi Construction Machinery Co., Ltd.	15,400	311,323
Hitachi High-Technologies Corp.	9,800	236,255
Hitachi Koki Co., Ltd.	8,500	67,962
Hitachi Kokusai Electric, Inc.	7,500	89,988
Hitachi Ltd.	613,552	3,940,639
Hitachi Metals Ltd.	22,990	258,690
Hitachi Transport System Ltd.	6,300	103,666
Hitachi Zosen Corp.	136,500	192,680
Hodogaya Chemical Co., Ltd.	16,300	30,404
Hokkaido Electric Power Co., Inc.*	26,200	358,209
Hokkoku Bank Ltd.	36,000	124,864
Hokuhoku Financial Group, Inc.	177,000	362,281
Hokuriku Electric Power Co.	27,019	424,436
Hokuto Corp.	3,600	62,686
Honda Motor Co., Ltd.	209,058	7,767,481
Horiba Ltd.	5,500	201,023
Hoshizaki Electric Co., Ltd.	6,600	211,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hosiden Corp.	18,200	$101,478
House Foods Corp.	13,200	215,608
Hoya Corp.	65,300	1,349,059
Hulic Co., Ltd.	34,465	369,739
Hyakugo Bank Ltd.	28,000	116,314
Hyakujushi Bank Ltd.	37,000	120,871
Ibiden Co., Ltd.	19,800	308,838
IBJ Leasing Co., Ltd.	4,188	120,556
Icom, Inc.	2,600	62,942
Idec Corp.	7,600	73,257
Idemitsu Kosan Co., Ltd.	4,000	307,723
IHI Corp.	183,000	693,769
Iida Home Max	5,435	92,173
Inabata & Co., Ltd.	11,600	95,439
Inageya Co., Ltd.	6,500	62,195
INES Corp.	9,000	58,802
INPEX Corp.	335	1,398,367
Internet Initiative Japan, Inc.	3,198	123,012
Isetan Mitsukoshi Holdings Ltd.	52,700	699,797
Isuzu Motors Ltd.	140,000	958,459
IT Holdings Corp.	9,100	120,930
Ito En Ltd.	9,000	208,348
ITOCHU Corp.	197,400	2,278,917
Itochu Enex, Co., Ltd.	6,451	33,172
ITOCHU Techno-Solutions Corp.	4,700	194,530
Iwatani Corp.	34,600	121,752
Iyo Bank Ltd.	34,000	324,985
Izumi Co., Ltd.	8,800	237,701
J. Front Retailing Co., Ltd.	58,000	462,573
Jaccs Co., Ltd.	15,528	79,378
Jafco Co., Ltd.	3,600	137,387
Japan Airlines Co., Ltd.	29,296	1,506,449
Japan Airport Terminal Co., Ltd.	10,100	160,288
Japan Digital Laboratory Co., Ltd.	6,400	65,045
Japan Exchange Group, Inc.	6,270	633,448
Japan Petroleum Exploration Co.	5,700	231,322
Japan Pulp & Paper Co., Ltd.	20,100	58,975
Japan Radio Co., Ltd.*	23,400	74,791
Japan Steel Works Ltd.	52,000	286,267
Japan Tobacco, Inc.	152,487	5,388,858
JFE Holdings, Inc.	65,900	1,446,504
JGC Corp.	28,000	1,007,865
J-Oil Mills, Inc.	23,100	71,736
Joshin Denki Co., Ltd.	7,400	61,853
Joyo Bank Ltd.	101,000	552,964
JSR Corp.	23,500	475,308
JTEKT Corp.	25,700	289,183
Juroku Bank Ltd.	41,000	149,647
JVC Kenwood Corp.	19,300	45,535
JX Holdings, Inc.	303,000	1,469,480
kabu.com Securities Co., Ltd.	14,339	71,565
Kadokawa Corp.	2,985	95,557
Kaga Electronics Co., Ltd.	5,500	43,366
Kagome Co., Ltd.	12,800	219,270
Kagoshima Bank Ltd.	21,000	133,606
Kajima Corp.	131,000	434,553
Kakaku.com, Inc.	9,600	292,801
Kaken Pharmaceutical Co., Ltd.	14,000	$207,643
Kamigumi Co., Ltd.	36,000	290,018
Kanagawa Chuo Kotsu Co., Ltd.	14,700	75,145
Kandenko Co., Ltd.	16,000	68,401
Kaneka Corp.	42,000	277,374
Kansai Electric Power Co., Inc.*	103,466	1,417,728
Kansai Paint Co., Ltd.	30,000	382,940
Kao Corp.	70,800	2,409,256
Kappa Create Holdings Co., Ltd.	2,900	53,684
Katakura Industries Co., Ltd.	7,200	89,437
Kawasaki Heavy Industries Ltd.	211,000	648,871
Kawasaki Kisen Kaisha Ltd.	100,000	203,670
KDDI Corp.	67,749	3,524,751
Keihan Electric Railway Co., Ltd.	72,000	300,544
Keihin Corp.	5,700	87,012
Keikyu Corp.	69,000	592,740
Keio Corp.	71,000	488,223
Keisei Electric Railway Co., Ltd.	40,000	374,672
Keiyo Bank Ltd.	27,000	136,116
Kenedix, Inc.*	26,600	111,571
Kewpie Corp.	18,400	271,603
KEY Coffee, Inc.	4,000	62,351
Keyence Corp.	6,202	1,979,162
Kikkoman Corp.	23,371	388,810
Kinden Corp.	24,000	206,171
Kinki Sharyo Co., Ltd.	13,400	43,370
Kintetsu Corp.	243,000	1,068,240
Kintetsu World Express, Inc.	2,900	116,228
Kirin Holdings Co., Ltd.	118,000	1,848,881
Kisoji Co., Ltd.	3,600	68,022
Kissei Pharmaceutical Co., Ltd.	5,000	101,028
Kitz Corp.	19,319	96,225
Kiyo Holdings, Inc.	126,000	165,154
Koa Corp.	5,800	49,942
Kobayashi Pharmaceutical Co., Ltd.	4,700	247,842
Kobe Steel Ltd.*	390,000	483,666
Koito Manufacturing Co., Ltd.	16,000	305,707
Kokuyo Co., Ltd.	13,400	93,089
Komatsu Ltd.	122,300	2,827,525
Komeri Co., Ltd.	4,300	108,042
Komori Corp.	8,800	102,569
Konami Corp.	14,900	316,238
Konica Minolta Holdings, Inc.	74,000	558,843
Kose Corp.	6,000	166,122
Krosaki Harima Corp.	17,100	32,069
K’s Holdings Corp.	7,200	228,675
Kubota Corp.	138,000	2,014,761
Kura Corp.	4,700	81,603
Kurabo Industries Ltd.	39,100	63,077
Kuraray Co., Ltd.	44,000	617,544
Kurita Water Industries Ltd.	18,400	389,780
Kuroda Electric Co., Ltd.	5,100	67,928
KYB Co., Ltd.	19,231	96,368
Kyocera Corp.	20,500	2,087,618
KYORIN Holdings, Inc.	9,000	206,897
Kyosan Electric Manufacturing Co., Ltd.	15,500	52,042
Kyowa Exeo Corp.	9,800	110,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kyowa Hakko Kirin Co., Ltd.	38,000	$429,885
Kyudenko Corp.	11,200	46,864
Kyushu Electric Power Co., Inc.*	52,300	788,877
Lawson, Inc.	9,900	755,626
Leopalace21 Corp.*	22,700	97,273
Life Corp.	5,900	74,122
Lintec Corp.	2,800	50,563
Lion Corp.	39,000	226,104
LIXIL Group Corp.	38,500	938,239
M3, Inc.	72	161,742
Mabuchi Motor Co., Ltd.	4,600	245,816
Macnica, Inc.	2,900	65,789
Macromill, Inc.	12,600	74,574
Maeda Corp.	18,502	91,596
Maeda Road Construction Co., Ltd.	10,000	155,374
Makino Milling Machine Co., Ltd.	14,997	88,004
Makita Corp.	14,900	805,243
Mandom Corp.	2,968	98,754
Marubeni Corp.	202,000	1,350,333
Marudai Food Co., Ltd.	21,900	70,659
Maruetsu, Inc.	17,900	55,227
Marui Group Co., Ltd.	32,800	327,074
Maruichi Steel Tube Ltd.	11,400	291,149
Maruzen Showa Unyu Co., Ltd.	22,000	76,749
Matsuda Sangyo Co., Ltd.	4,000	50,010
Matsui Securities Co., Ltd.	14,000	124,077
Matsumotokiyoshi Holdings Co., Ltd.	5,900	170,492
Matsuya Foods Co., Ltd.	4,300	67,895
Max Co., Ltd.	6,000	64,852
Mazda Motor Corp.*	405,000	1,596,642
Medipal Holdings Corp.	29,500	399,758
Meidensha Corp.	32,000	108,732
MEIJI Holdings Co., Ltd.	8,300	398,765
Meitec Corp.	2,601	60,449
Melco Holdings, Inc.	2,100	28,119
Mie Bank Ltd.	26,100	54,211
Mimasu Semiconductor Industry Co., Ltd.	6,300	52,913
Minebea Co., Ltd.	48,000	175,197
Miraca Holdings, Inc.	8,000	367,816
MISUMI Group, Inc.	10,600	291,452
Mitsuba Corp.	8,100	125,935
Mitsubishi Chemical Holdings Corp.	169,000	794,051
Mitsubishi Corp.	191,968	3,288,502
Mitsubishi Electric Corp.	249,000	2,332,335
Mitsubishi Estate Co., Ltd.	177,000	4,713,218
Mitsubishi Gas Chemical Co., Inc.	53,000	389,564
Mitsubishi Heavy Industries Ltd.	421,000	2,338,889
Mitsubishi Logistics Corp.	18,000	251,361
Mitsubishi Materials Corp.	176,000	619,318
Mitsubishi Motors Corp.*	670,000	918,734
Mitsubishi Paper Mills Ltd.*	61,000	56,584
Mitsubishi Pencil Co., Ltd.	4,300	85,280
Mitsubishi Research Institute, Inc.	3,100	64,794
Mitsubishi Shokuhin Co., Ltd.	2,500	$62,311
Mitsubishi Tanabe Pharma Corp.	23,000	297,994
Mitsubishi UFJ Financial Group, Inc.	1,834,330	11,318,915
Mitsubishi UFJ Lease & Finance Co., Ltd.	79,300	375,792
Mitsuboshi Belting Co., Ltd.	12,100	57,096
Mitsui & Co., Ltd.	211,500	2,657,078
Mitsui Chemicals, Inc.	119,000	268,764
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	187,135
Mitsui Fudosan Co., Ltd.	117,000	3,441,107
Mitsui Home Co., Ltd.	13,400	63,501
Mitsui Matsushima Co., Ltd.	32,100	43,370
Mitsui Mining & Smelting Co., Ltd.	97,000	206,362
Mitsui O.S.K. Lines Ltd.*	127,000	495,554
Mitsui Sugar Co., Ltd.	19,300	61,298
Miura Co., Ltd.	1,336	33,299
Miyazaki Bank Ltd.	26,800	80,524
Mizuho Financial Group, Inc.	3,201,000	6,648,578
Mizuno Corp.	15,800	85,866
Mochida Pharmaceutical Co., Ltd.	13,000	165,285
Monex Group, Inc.	247	89,282
MonotaRO Co., Ltd.	2,012	49,032
Mori Seiki Co., Ltd.	17,900	201,235
Morinaga & Co., Ltd.	35,100	70,780
Morita Holdings Corp.	11,700	98,503
MOS Food Services, Inc.	4,100	75,981
Moshi Moshi Hotline, Inc.	6,150	76,767
MS&AD Insurance Group Holdings, Inc.	76,800	1,952,910
Murata Manufacturing Co., Ltd.	25,700	1,956,392
Musashi Seimitsu Industry Co., Ltd.	3,100	74,734
Musashino Bank Ltd.	5,200	171,446
Nabtesco Corp.	14,000	291,208
Nachi-Fujikoshi Corp.	25,458	114,738
Nagase & Co., Ltd.	18,000	229,583
Nagatanien Co., Ltd.	6,900	62,057
Nagoya Railroad Co., Ltd.	112,000	315,064
Namco Bandai Holdings, Inc.	29,600	480,500
Nankai Electric Railway Co., Ltd.	67,000	256,029
Nanto Bank Ltd.	30,000	122,505
NEC Corp.	338,000	739,524
NEC Fielding Ltd.	5,600	68,320
Nexon Co., Ltd.	18,001	198,559
NGK Insulators Ltd.	34,000	421,658
NGK Spark Plug Co., Ltd.	22,000	440,532
NHK Spring Co., Ltd.	25,000	289,877
Nichirei Corp.	40,000	207,300
Nidec Copal Corp.	4,100	34,849
Nidec Copal Electronics Corp.	8,700	39,035
Nidec Corp.	13,512	942,761
Nidec-Tosok Corp.	6,300	54,120
Nifco, Inc.	6,400	135,576
Nihon Kohden Corp.	5,900	225,459
Nihon Parkerizing Co., Ltd.	7,359	145,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon Unisys Ltd.	8,700	$65,263
Nihon Yamamura Glass Co., Ltd.	26,300	45,345
Nikkiso Co., Ltd.	9,251	121,351
Nikon Corp.	45,600	1,063,908
Nintendo Co., Ltd.	14,484	1,708,639
Nippo Corp.	8,000	131,639
Nippon Carbon Co., Ltd.	22,500	39,474
Nippon Coke & Engineering Co., Ltd.	35,800	37,540
Nippon Densetsu Kogyo Co., Ltd.	7,500	77,662
Nippon Electric Glass Co., Ltd.	54,000	262,976
Nippon Express Co., Ltd.	103,000	489,141
Nippon Gas Co., Ltd.	4,779	54,064
Nippon Kanzai Co., Ltd.	4,300	62,389
Nippon Kayaku Co., Ltd.	24,000	299,093
Nippon Konpo Unyu Soko Co., Ltd.	9,000	150,726
Nippon Meat Packers, Inc.	25,000	382,386
Nippon Paint Co., Ltd.	29,000	349,708
Nippon Paper Industries Co., Ltd.	16,100	229,536
Nippon Sharyo Ltd.	14,000	67,332
Nippon Sheet Glass Co., Ltd.*	148,000	138,778
Nippon Shokubai Co., Ltd.	20,000	204,678
Nippon Signal Co., Ltd.	8,900	65,687
Nippon Steel & Sumitomo Metal Corp.	1,099,617	2,971,339
Nippon Steel Trading Co., Ltd.	22,300	58,010
Nippon Telegraph & Telephone Corp.	101,306	5,250,180
Nippon Television Holdings, Inc.	27,400	501,145
Nippon Thompson Co., Ltd.	11,000	56,453
Nippon Valqua Industries Ltd.	22,000	55,898
Nippon Yusen KK	230,000	609,901
Nipro Corp.	13,900	155,005
Nishimatsuya Chain Co., Ltd.	7,500	72,444
Nishi-Nippon City Bank Ltd.	114,000	297,701
Nishi-Nippon Railroad Co., Ltd.	42,000	163,460
Nissan Chemical Industries Ltd.	25,000	336,761
Nissan Motor Co., Ltd.	310,480	3,146,122
Nissan Shatai Co., Ltd.	9,000	101,361
Nisshin Seifun Group, Inc.	32,500	389,292
Nisshinbo Holdings, Inc.	22,000	156,826
Nissin Electric Co., Ltd.	11,000	70,428
Nissin Foods Holdings Co., Ltd.	12,800	518,169
Nissin Kogyo Co., Ltd.	4,986	90,389
Nitori Holdings Co., Ltd.	5,250	423,472
Nitta Corp.	3,600	71,216
Nittetsu Mining Co., Ltd.	14,300	55,078
Nitto Boseki Co., Ltd.	20,312	63,283
Nitto Denko Corp.	21,600	1,389,474
Nitto Kohki Co., Ltd.	2,800	51,946
NKSJ Holdings, Inc.	58,500	1,394,964
NOF Corp.	21,020	118,049
NOK Corp.	15,700	249,636
Nomura Holdings, Inc.	512,000	3,773,664
Nomura Real Estate Holdings, Inc.	13,600	300,851
Nomura Research Institute Ltd.	14,517	$472,776
Noritake Co., Ltd.	19,900	51,766
Noritz Corp.	5,338	92,680
North Pacific Bank Ltd.	48,800	179,593
NS Solutions Corp.	3,300	61,655
NS United Kaiun Kaisha Ltd.*	28,700	41,091
NSD Co., Ltd.	6,300	64,918
NSK Ltd.	59,000	564,539
NTN Corp.	74,000	228,312
NTT Data Corp.	181	642,388
NTT DOCOMO, Inc.	2,090	3,247,318
NTT Urban Development Corp.	154	189,123
Obayashi Corp.	90,000	467,332
OBIC Business Consultants Ltd.	1,350	74,592
Obic Co., Ltd.	1,100	287,810
Odakyu Electric Railway Co., Ltd.	80,000	780,803
Ogaki Kyoritsu Bank Ltd.	43,000	125,297
Ohara, Inc.	5,000	34,533
Oiles Corp.	3,800	78,812
Oita Bank Ltd.	21,000	66,697
Oji Holdings Corp.	124,000	500,101
Okasan Securities Group, Inc.	23,000	190,855
Oki Electric Industry Co., Ltd.*	108,244	209,547
OKUMA Corp.	22,400	169,163
Olympus Corp.*	29,100	884,619
Omron Corp.	25,800	767,913
Ono Pharmaceutical Co., Ltd.	13,300	902,490
Onward Holdings Co., Ltd.	23,000	190,391
Oracle Corp. Japan	5,000	207,451
Organo Corp.	9,300	46,697
Orient Corp.*	50,508	121,203
Oriental Land Co., Ltd.	7,600	1,175,479
ORIX Corp.	157,220	2,147,944
Osaka Gas Co., Ltd.	245,000	1,035,037
OSG Corp.	14,700	220,248
Otsuka Corp.	2,600	288,889
Otsuka Holdings Co., Ltd.	52,694	1,739,996
Pack Corp.	4,000	65,739
PanaHome Corp.	11,000	70,982
Panasonic Corp.*	280,870	2,257,042
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	47,590
Paramount Bed Holdings Co., Ltd.	2,721	89,438
Parco Co., Ltd.	8,506	86,278
Paris Miki Holdings, Inc.	7,300	36,728
Park24 Co., Ltd.	14,800	268,453
PGM Holdings KK	10,000	93,668
Pigeon Corp.	2,640	210,284
Pioneer Corp.*	45,200	87,957
Plenus Co., Ltd.	4,700	77,291
Point, Inc.	2,450	117,708
Pola Orbis Holdings, Inc.	2,861	96,780
Renesas Electronics Corp.*	8,900	35,446
Rengo Co., Ltd.	21,000	100,998
Resona Holdings, Inc.	253,900	1,236,476
Resorttrust, Inc.	5,100	160,693
Ricoh Co., Ltd.	74,000	880,419
Ricoh Leasing Co., Ltd.	2,500	66,823
Riken Corp.	16,000	63,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rinnai Corp.	5,400	$384,392
Rohm Co., Ltd.	13,200	532,365
Rohto Pharmaceutical Co., Ltd.	15,000	213,097
Round One Corp.	11,100	67,374
Ryobi Ltd.	18,700	54,113
Ryohin Keikaku Co., Ltd.	3,600	295,463
Ryoyo Electro Corp.	12,274	100,489
Saizeriya Co., Ltd.	4,200	56,915
Sakai Chemical Industry Co., Ltd.	14,100	37,674
Sakata Seed Corp.	5,300	73,584
San-A Co., Ltd.	1,800	87,205
Sanden Corp.	18,200	71,750
Sangetsu Co., Ltd.	5,600	140,141
San-In Godo Bank Ltd.	20,000	148,417
Sanki Engineering Co., Ltd.	10,400	62,077
Sankyo Co., Ltd.	7,700	363,728
Sankyo Tateyama, Inc.	2,211	55,977
Sankyu, Inc.	40,000	150,837
Sanoh Industrial Co., Ltd.	7,800	56,074
Sanrio Co., Ltd.	6,400	297,802
Santen Pharmaceutical Co., Ltd.	10,400	447,752
Sanwa Holdings Corp.	31,000	167,221
Sanyo Chemical Industries Ltd.	9,400	58,762
Sanyo Shokai Ltd.	18,600	46,509
Sapporo Holdings Ltd.	52,000	190,845
Sasebo Heavy Industries Co., Ltd.*	35,000	32,113
Sato Holdings Corp.	5,400	100,780
Sawai Pharmaceutical Co., Ltd.	2,200	262,855
SBI Holdings, Inc.	38,230	422,080
SCSK Corp.	6,300	121,325
Secom Co., Ltd.	28,900	1,573,503
Sega Sammy Holdings, Inc.	27,471	687,744
Seiko Epson Corp.	22,000	300,565
Seino Holdings Co., Ltd.	25,000	219,298
Seiren Co., Ltd.	9,500	59,291
Sekisui Chemical Co., Ltd.	59,000	626,407
Sekisui House Ltd.	85,000	1,228,978
Sekisui Jushi Corp.	7,100	87,336
Sekisui Plastics Co., Ltd.	16,100	42,855
Senshu Ikeda Holdings, Inc.	18,340	95,232
Seven & I Holdings Co., Ltd.	104,400	3,815,789
Seven Bank Ltd.	99,354	360,632
Sharp Corp.*	144,000	580,762
Shibuya Kogyo Co., Ltd.	7,100	62,209
Shiga Bank Ltd.	30,000	153,962
Shikoku Chemicals Corp.	12,000	81,065
Shikoku Electric Power Co., Inc.*	20,885	377,143
Shimachu Co., Ltd.	6,100	150,009
Shimadzu Corp.	39,000	313,793
Shimamura Co., Ltd.	3,300	400,938
Shimano, Inc.	9,800	831,982
Shimizu Bank Ltd.	1,700	49,708
Shimizu Corp.	105,000	422,414
Shimojima Co., Ltd.	5,300	50,713
Shinagawa Refractories Co., Ltd.	23,800	46,554
Shindengen Electric Manufacturing Co., Ltd.	13,600	65,957
Shin-Etsu Chemical Co., Ltd.	47,414	$3,145,635
Shin-Etsu Polymer Co., Ltd.	11,000	34,493
Shinko Electric Industries Co., Ltd.	8,500	99,587
Shinsei Bank Ltd.	228,000	517,241
Shionogi & Co., Ltd.	42,300	882,849
Ship Healthcare Holdings, Inc.	3,435	126,414
Shiroki Corp.	18,800	38,669
Shiseido Co., Ltd.	49,800	741,627
Shizuoka Bank Ltd.	71,000	765,265
Sho-Bond Holdings Co., Ltd.	2,698	106,228
Shochiku Co., Ltd.	19,000	175,479
Showa Denko KK	175,000	231,145
Showa Sangyo Co., Ltd.	24,500	75,590
Showa Shell Sekiyu KK	30,300	249,292
Sintokogio Ltd.	7,500	62,235
SKY Perfect JSAT Holdings, Inc.	201	91,806
SMC Corp.	7,500	1,506,352
SMK Corp.	16,209	45,597
Softbank Corp.	118,166	6,898,378
Sohgo Security Services Co., Ltd.	12,200	220,801
Sojitz Corp.	213,100	354,522
Sony Corp.	152,872	3,202,944
Sony Financial Holdings, Inc.	24,977	394,626
Sotetsu Holdings, Inc.	50,000	180,480
Square Enix Holdings Co., Ltd.	10,400	125,203
Stanley Electric Co., Ltd.	21,700	422,710
Star Micronics Co., Ltd.	6,600	71,404
Start Today Co., Ltd.	4,109	80,374
Sugi Holdings Co., Ltd.	5,000	190,058
Sumco Corp.	21,300	234,304
Sumikin Bussan Corp.	29,000	79,532
Sumitomo Chemical Co., Ltd.	193,000	607,139
Sumitomo Corp.	146,200	1,823,446
Sumitomo Electric Industries Ltd.	94,700	1,132,428
Sumitomo Forestry Co., Ltd.	25,100	305,209
Sumitomo Heavy Industries Ltd.	89,000	375,096
Sumitomo Light Metal Industries Ltd.	57,900	53,125
Sumitomo Metal Mining Co., Ltd.	73,000	814,055
Sumitomo Mitsui Financial Group, Inc.	184,004	8,441,401
Sumitomo Mitsui Trust Holdings, Inc.	475,630	2,220,374
Sumitomo Osaka Cement Co., Ltd.	65,000	207,098
Sumitomo Real Estate Sales Co., Ltd.	1,520	84,444
Sumitomo Realty & Development Co., Ltd.	60,000	2,392,619
Sumitomo Rubber Industries Ltd.	23,600	385,957
Sumitomo Warehouse Co., Ltd.	24,000	137,205
Sundrug Co., Ltd.	6,000	254,688
Suruga Bank Ltd.	26,000	472,394
Suzuken Co., Ltd.	10,200	343,497
Suzuki Motor Corp.	51,400	1,185,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SWCC Showa Holdings Co., Ltd.*	60,300	$48,639
Sysmex Corp.	9,300	608,560
T&D Holdings, Inc.	85,100	1,144,620
T.RAD Co., Ltd.	17,200	59,657
Tachi-S Co., Ltd.	4,400	58,826
Tadano Ltd.	15,552	199,143
Taihei Dengyo Kaisha Ltd.	8,600	56,709
Taihei Kogyo Co., Ltd.	14,800	54,168
Taiheiyo Cement Corp.	186,000	594,495
Taikisha Ltd.	4,603	113,242
Taisei Corp.	143,000	517,614
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	480,407
Taiyo Holdings Co., Ltd.	3,134	101,433
Taiyo Nippon Sanso Corp.	45,000	310,799
Taiyo Yuden Co., Ltd.	15,000	228,524
Takara Holdings, Inc.	30,000	261,645
Takara Standard Co., Ltd.	12,000	83,122
Takasago International Corp.	12,100	57,828
Takashimaya Co., Ltd.	33,000	334,392
Takata Corp.	5,000	107,935
Takeda Pharmaceutical Co., Ltd.	96,900	4,377,011
Tamron Co., Ltd.	2,969	62,116
TDK Corp.	15,400	531,811
Tecmo Koei Holdings Co., Ltd.	7,261	65,011
Teijin Ltd.	132,000	290,139
Temp Holdings Co., Ltd.	5,159	117,817
Tenma Corp.	6,500	76,286
Terumo Corp.	20,300	1,010,088
THK Co., Ltd.	16,300	342,665
Toagosei Co., Ltd.	34,000	136,782
Tobu Railway Co., Ltd.	153,000	788,294
Tocalo Co., Ltd.	3,700	49,057
Tochigi Bank Ltd.	16,000	55,172
Toda Corp.	40,000	110,909
Toda Kogyo Corp.	40,855	106,277
Toho Co., Ltd.	20,600	424,130
Toho Gas Co., Ltd.	67,000	346,552
Toho Holdings Co., Ltd.	9,200	152,127
Toho Titanium Co., Ltd.	5,100	38,412
Tohoku Electric Power Co., Inc.*	61,600	769,534
Tokai Carbon Co., Ltd.	32,000	84,856
Tokai Rika Co., Ltd.	7,500	149,728
Tokai Rubber Industries Ltd.	5,200	46,767
Tokai Tokyo Financial Holdings, Inc.	34,000	231,740
Tokio Marine Holdings, Inc.	95,500	3,028,307
Tokuyama Corp.	38,000	121,073
Tokyo Broadcasting System Holdings, Inc.	17,000	229,683
Tokyo Dome Corp.	19,769	122,385
Tokyo Electric Power Co., Inc.*	215,437	1,114,329
Tokyo Electron Ltd.	20,300	1,027,485
Tokyo Gas Co., Ltd.	306,000	1,690,744
Tokyo Ohka Kogyo Co., Ltd.	6,100	140,230
Tokyo Rope Manufacturing Co., Ltd.*	22,700	28,152
Tokyo Steel Manufacturing Co., Ltd.	18,700	62,032
Tokyo Tatemono Co., Ltd.	48,000	$399,758
Tokyotokeiba Co., Ltd.	20,593	70,387
Tokyu Construction Co., Ltd.*	23,700	55,917
Tokyu Corp.	158,000	1,033,898
Tokyu Land Corp.	52,000	477,112
Tokyu Livable, Inc.	2,623	50,434
Tomy Co., Ltd.	9,500	44,444
TonenGeneral Sekiyu KK	41,000	397,268
Toppan Forms Co., Ltd.	7,000	60,698
Toppan Printing Co., Ltd.	75,000	521,022
Toray Industries, Inc.	203,000	1,314,035
Torishima Pump Manufacturing Co., Ltd.	3,900	31,891
Toshiba Corp.	494,000	2,375,862
Toshiba Machine Co., Ltd.	17,105	83,645
Toshiba Plant Systems & Services Corp.	6,000	89,897
Toshiba TEC Corp.	936	5,049
Tosoh Corp.	85,000	294,818
TOTO Ltd.	48,000	488,324
Touei Housing Corp.	2,160	42,207
Toyo Ink SC Holdings Co., Ltd.	30,000	148,215
Toyo Seikan Kaisha Ltd.	24,100	371,050
Toyo Suisan Kaisha Ltd.	15,000	499,093
Toyo Tanso Co., Ltd.	1,600	28,296
Toyo Tire & Rubber Co., Ltd.	22,488	118,358
Toyobo Co., Ltd.	121,000	184,221
Toyoda Gosei Co., Ltd.	9,300	227,952
Toyota Boshoku Corp.	11,300	162,926
Toyota Industries Corp.	22,900	937,427
Toyota Motor Corp.	319,060	19,269,706
Toyota Tsusho Corp.	29,500	760,552
Trend Micro, Inc.	10,400	330,309
TS Tech Co., Ltd.	5,200	165,154
TSI Holdings Co., Ltd.	12,000	70,901
Tsubakimoto Chain Co.	5,190	30,665
Tsumura & Co.	9,200	271,232
Tsuruha Holdings, Inc.	2,400	227,223
Tsutsumi Jewelry Co., Ltd.	2,800	64,340
TV Asahi Corp.	8,000	173,099
Tv Tokyo Holdings Corp.	4,700	80,845
Ube Industries Ltd.	141,000	261,585
Ulvac, Inc.*	5,398	42,779
Unicharm Corp.	14,500	820,175
Unipres Corp.	4,100	73,501
United Arrows Ltd.	2,708	113,175
Unitika Ltd.*	77,800	39,222
UNY Group Holdings Co., Ltd.	26,100	175,789
Ushio, Inc.	19,600	258,488
USS Co., Ltd.	3,100	393,517
Wacoal Holdings Corp.	20,000	199,839
Wacom Co., Ltd.	23,600	260,081
West Japan Railway Co.	23,222	985,729
Yahoo! Japan Corp.	1,942	957,489
Yakult Honsha Co., Ltd.	17,700	733,485
Yamada Denki Co., Ltd.	11,710	475,224
Yamaguchi Financial Group, Inc.	31,000	305,374
Yamaha Corp.	26,300	301,503
Yamaha Motor Co., Ltd.	39,300	509,180
Yamato Holdings Co., Ltd.	48,500	1,022,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Kogyo Co., Ltd.	7,700	$235,627
Yamazaki Baking Co., Ltd.	26,000	305,404
Yamazen Corp.	10,905	68,720
Yaskawa Electric Corp.	27,000	328,584
Yokogawa Bridge Holdings Corp.	11,100	108,448
Yokogawa Electric Corp.	32,500	388,965
Yokohama Rubber Co., Ltd.	29,640	297,954
Yoshinoya Holdings Co., Ltd.	79	92,318
Zensho Holdings Co., Ltd.	12,100	138,104
Zeon Corp.	32,000	375,560

		395,592,936

Luxembourg (0.2%)
ArcelorMittal S.A.	294,080	3,282,035

Mexico (0.0%)
Fresnillo plc	25,976	348,462

Netherlands (4.9%)
ASML Holding N.V.	100,657	7,942,444
ING Groep N.V. (CVA)*	1,095,533	9,982,004
Koninklijke Philips N.V.	263,706	7,189,432
Royal Dutch Shell plc, Class A	582,090	18,591,925
Royal Dutch Shell plc, Class B	393,163	13,012,072
Unilever N.V. (CVA)	450,829	17,754,286

		74,472,163

New Zealand (0.0%)
Fletcher Building Ltd.	18,787	122,677
Telecom Corp. of New Zealand Ltd.	35,203	61,009
Trade Me Ltd.	18,995	71,572

		255,258

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	16,128	46,757

Spain (4.5%)
Banco Bilbao Vizcaya Argentaria S.A.	1,616,171	13,558,275
Banco Santander S.A.	3,150,205	20,100,476
Iberdrola S.A.	1,460,011	7,708,117
Inditex S.A.	60,876	7,515,050
Repsol S.A.	231,205	4,878,367
Telefonica S.A.	1,162,157	14,892,745

		68,653,030

Switzerland (0.5%)
Glencore Xstrata plc	1,332,795	5,516,792
Wolseley plc	41,844	1,930,281

		7,447,073

United Kingdom (21.1%)
Aberdeen Asset Management plc	143,733	836,842
Admiral Group plc	29,635	598,123
Aggreko plc	38,630	964,746
AMEC plc	45,711	698,718
Anglo American plc	200,266	3,856,167
Antofagasta plc	54,474	658,675
ARM Holdings plc	214,064	2,588,366
Associated British Foods plc	53,409	1,409,382
AstraZeneca plc	191,189	$9,058,074
Aviva plc	451,375	2,331,418
Babcock International Group plc	55,061	923,708
BAE Systems plc	497,204	2,896,332
Barclays plc	1,971,067	8,347,637
BG Group plc	521,606	8,873,470
BHP Billiton plc	323,703	8,281,093
BP plc	2,917,559	20,201,543
British American Tobacco plc	294,048	15,060,548
British Land Co. plc (REIT)	151,088	1,301,802
British Sky Broadcasting Group plc	149,092	1,795,951
BT Group plc	1,206,773	5,675,185
Bunzl plc	50,886	990,657
Burberry Group plc	67,180	1,380,417
Capita plc	99,707	1,464,933
Carnival plc	27,966	974,049
Centrica plc	789,617	4,325,887
Compass Group plc	278,708	3,560,768
Croda International plc	20,690	779,474
Diageo plc	386,027	11,038,002
easyJet plc	38,241	753,788
Eurasian Natural Resources Corp.	36,992	114,776
G4S plc	214,697	752,356
GKN plc	249,510	1,143,410
GlaxoSmithKline plc	754,918	18,922,213
Hammerson plc (REIT)	108,509	804,224
Hargreaves Lansdown plc	33,600	453,803
HSBC Holdings plc	2,854,440	29,608,760
IMI plc	49,056	925,185
Imperial Tobacco Group plc	149,321	5,178,103
InterContinental Hotels Group plc	40,875	1,124,012
International Consolidated Airlines Group S.A.*	250,090	1,003,808
Intertek Group plc	24,649	1,095,830
ITV plc	560,433	1,194,199
J Sainsbury plc	213,261	1,152,449
John Wood Group plc	55,427	682,422
Johnson Matthey plc	31,412	1,255,555
Kingfisher plc	363,049	1,893,975
Land Securities Group plc (REIT)	119,335	1,604,483
Legal & General Group plc	898,352	2,341,921
Lloyds Banking Group plc*	6,430,891	6,177,720
London Stock Exchange Group plc	27,116	551,407
Marks & Spencer Group plc	246,277	1,613,294
Meggitt plc	120,362	947,359
Melrose Industries plc	193,152	732,380
National Grid plc	557,566	6,326,304
Next plc	23,735	1,645,426
Old Mutual plc	749,028	2,058,596
Pearson plc	124,619	2,219,505
Persimmon plc*	46,326	832,127
Petrofac Ltd.	39,706	723,482
Prudential plc	391,079	6,394,225
Randgold Resources Ltd.	14,090	875,423
Reckitt Benckiser Group plc	98,874	6,989,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Reed Elsevier plc	182,061	$2,068,485
Resolution Ltd.	207,681	900,236
Rexam plc	120,761	877,031
Rio Tinto plc	191,217	7,803,009
Rolls-Royce Holdings plc*	286,872	4,947,846
Rolls-Royce Holdings plc (Preference)*†(b)	33,810,161	51,424
Royal Bank of Scotland Group plc*	316,761	1,317,662
RSA Insurance Group plc	560,190	1,013,905
SABMiller plc	144,890	6,947,178
Sage Group plc	170,087	880,078
Schroders plc	17,369	576,691
Serco Group plc	76,295	715,392
Severn Trent plc	36,487	923,435
Smith & Nephew plc	137,425	1,536,272
Smiths Group plc	60,109	1,195,810
SSE plc	146,883	3,402,408
Standard Chartered plc	303,005	6,576,407
Standard Life plc	360,719	1,896,633
Tate & Lyle plc	71,442	895,899
Tesco plc	1,231,390	6,206,733
Travis Perkins plc	37,384	827,870
TUI Travel plc	76,760	416,674
Tullow Oil plc	138,527	2,109,033
Unilever plc	184,905	7,486,376
United Utilities Group plc	104,569	1,087,862
Vedanta Resources plc	15,607	242,122
Vodafone Group plc	7,464,688	21,327,394
Weir Group plc	32,594	1,066,333
Whitbread plc	27,273	1,267,655
William Hill plc	131,722	$883,310
WM Morrison Supermarkets plc	331,720	1,320,858
WPP plc	192,882	3,291,543

		323,023,825

United States (0.1%)
Alacer Gold Corp. (CDI)	14,158	26,285
Boart Longyear Ltd.	56,238	34,717
News Corp. (Athens Stock Exchange) (CDI), Class B*	9,054	136,625
News Corp. (NASDAQ) (CDI), Class B	36,215	1,042,300
ResMed, Inc. (CDI)	99,841	456,548
Sims Metal Management Ltd.	22,984	173,625

		1,870,100

Total Investments (98.5%) (Cost $1,516,010,921)		1,506,810,351
Other Assets Less Liabilities (1.5%)		23,016,388

Net Assets (100%)		$1,529,826,739

*	Non-income producing.
†	Securities (totaling $51,424 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $255,940 or 0.0% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	181	September-13	$6,291,047	$6,120,853	$(170,194)
FTSE 100 Index	44	September-13	4,201,142	4,123,387	(77,755)
SPI 200 Index	13	September-13	1,415,153	1,417,484	2,331
TOPIX Index	37	September-13	4,083,825	4,219,298	135,473

					$(110,145)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted Prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$169,252,230	$—	$169,252,230
Consumer Staples	—	171,497,584	—	171,497,584
Energy	—	130,637,213	—	130,637,213
Financials	—	367,440,509	—	367,440,509
Health Care	—	130,394,132	—	130,394,132
Industrials	—	182,660,852	51,424	182,712,276
Information Technology	—	71,293,467	—	71,293,467
Materials	—	127,296,515	—	127,296,515
Telecommunication Services	—	90,924,597	—	90,924,597
Utilities	—	65,361,828	—	65,361,828
Futures	137,804	—	—	137,804

Total Assets	$137,804	$1,506,758,927	$51,424	$1,506,948,155

Liabilities:
Futures	$(247,949)	$—	$—	$(247,949)

Total Liabilities	$(247,949)	$—	$—	$(247,949)

Total	$(110,145)	$1,506,758,927	$51,424	$1,506,700,206

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	137,804	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$137,804

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(247,949	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(247,949)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,283,422	—	—	1,283,422
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,283,422	$—	$—	$1,283,422

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(299,640)	—	—	(299,640)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(299,640)	$—	$—	$(299,640)

^ This Portfolio held futures as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $12,384,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$749,795	$—	$—	$749,795

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$74,671,405
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,434,562

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,079,982
Aggregate gross unrealized depreciation	(246,702,009)

Net unrealized depreciation	$(17,622,027)

Federal income tax cost of investments	$1,524,432,378

The Portfolio has a net capital loss carryforward of $691,727,822 of which $1,332,083 expires in the year 2016, $687,777,570 expires in the year 2017 and $2,618,169 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $16,065,546 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,516,010,921)	$1,506,810,351
Cash	13,049,202
Foreign cash (Cost $4,996,739)	4,962,143
Dividends, interest and other receivables	4,868,902
Receivable from Separate Accounts for Trust shares sold	1,063,081
Due from broker for futures variation margin	749,795
Other assets	20,997

Total assets	1,531,524,471

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	544,095
Investment management fees payable	510,045
Distribution fees payable - Class IB	154,826
Distribution fees payable - Class IA	138,179
Administrative fees payable	131,679
Payable for securities purchased	6,466
Trustees’ fees payable	2,884
Accrued expenses	209,558

Total liabilities	1,697,732

NET ASSETS	$1,529,826,739

Net assets were comprised of:
Paid in capital	$2,230,760,857
Accumulated undistributed net investment income (loss)	20,997,987
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(712,473,964)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(9,458,141)

Net assets	$1,529,826,739

Class IA
Net asset value, offering and redemption price per share, $658,392,721 / 78,026,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

Class IB
Net asset value, offering and redemption price per share, $748,920,062 / 90,126,562 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.31

Class K
Net asset value, offering and redemption price per share, $122,513,956 / 14,502,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,695,015 foreign withholding tax)	$30,692,414
Interest	5,069

Total income	30,697,483

EXPENSES
Investment management fees	3,080,209
Distribution fees - Class IB	916,530
Distribution fees - Class IA	847,654
Administrative fees	796,120
Custodian fees	125,708
Printing and mailing expenses	84,336
Professional fees	39,505
Trustees’ fees	21,299
Miscellaneous	20,689

Total expenses	5,932,050

NET INVESTMENT INCOME (LOSS)	24,765,433

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(392,397)
Futures	1,283,422
Foreign currency transactions	(93,955)

Net realized gain (loss)	797,070

Change in unrealized appreciation (depreciation) on:
Securities	11,433,860
Futures	(299,640)
Foreign currency translations	(181,312)

Net change in unrealized appreciation (depreciation)	10,952,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,749,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,515,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,765,433	$42,252,712
Net realized gain (loss) on investments, futures and foreign currency transactions	797,070	(13,332,769)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	10,952,908	199,193,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,515,411	228,113,718

DIVIDENDS:
Dividends from net investment income
Class IA	—	(19,338,500)
Class IB	—	(20,563,502)
Class K	—	(4,394,356)

TOTAL DIVIDENDS	—	(44,296,358)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,100,517 and 2,532,285 shares, respectively ]	9,417,724	19,573,007
Capital shares issued in reinvestment of dividends [ 0 and 2,352,654 shares, respectively ]	—	19,338,500
Capital shares repurchased [ (4,675,921) and (13,649,497) shares, respectively ]	(40,099,501)	(105,920,989)

Total Class IA transactions	(30,681,777)	(67,009,482)

Class IB
Capital shares sold [ 8,040,486 and 4,405,027 shares, respectively ]	68,604,001	33,548,270
Capital shares issued in reinvestment of dividends [ 0 and 2,540,412 shares, respectively ]	—	20,563,502
Capital shares repurchased [ (6,088,476) and (13,558,790) shares, respectively ]	(51,336,151)	(103,400,275)

Total Class IB transactions	17,267,850	(49,288,503)

Class K
Capital shares sold [ 39,155 and 1,926,453 shares, respectively ]	337,113	13,816,148
Capital shares issued in reinvestment of dividends [ 0 and 534,672 shares, respectively ]	—	4,394,356
Capital shares repurchased [ (2,567,621) and (16,476,443) shares, respectively ]	(21,826,133)	(124,562,149)

Total Class K transactions	(21,489,020)	(106,351,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,902,947)	(222,649,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,612,464	(38,832,270)
NET ASSETS:
Beginning of period	1,528,214,275	1,567,046,545

End of period (a)	$1,529,826,739	$1,528,214,275

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,997,987	$(3,767,446)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.24	$7.30	$8.60	$8.36	$6.71	$14.47

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.21 (e)	0.26 (e)	0.16 (e)	0.18 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.06	0.97	(1.30)	0.29	1.67	(7.56)

Total from investment operations	0.20	1.18	(1.04)	0.45	1.85	(7.24)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.26)	(0.21)	(0.20)	(0.33)
Distributions from net realized gains	—	—	—	—	—	(0.19)

Total dividends and distributions	—	(0.24)	(0.26)	(0.21)	(0.20)	(0.52)

Net asset value, end of period	$8.44	$8.24	$7.30	$8.60	$8.36	$6.71

Total return (b)	2.43%	16.22%	(11.98)%	5.46%	27.67%	(50.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$658,393	$672,396	$659,391	$1,134,210	$1,178,274	$767,423
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.79%	0.53%	0.83%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.79%	0.79%	0.53%	0.83%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.79%	0.79%	0.53%	0.83%	0.87%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.19%	2.74%	3.06%	1.93%	2.45%	2.83%
After waivers and fees paid indirectly (a)	3.19%	2.74%	3.06%	1.93%	2.45%	2.83%
Before waivers and fees paid indirectly (a)	3.19%	2.74%	3.06%	1.93%	2.43%	2.78%
Portfolio turnover rate	5%	5%	65%	61%	85%	65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$8.11	$7.19	$8.47	$8.23	$6.60		$14.25

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.21 (e)	0.23 (e)	0.13 (e)	0.15	(e)	0.29 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.07	0.95	(1.27)	0.30	1.66		(7.44)

Total from investment operations	0.20	1.16	(1.04)	0.43	1.81		(7.15)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.24)	(0.19)	(0.18)		(0.31)
Distributions from net realized gains	—	—	—	—	—		(0.19)

Total dividends and distributions	—	(0.24)	(0.24)	(0.19)	(0.18)		(0.50)

Net asset value, end of period	$8.31	$8.11	$7.19	$8.47	$8.23		$6.60

Total return (b)	2.47%	16.14%	(12.20)%	5.24%	27.45%		(50.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$748,920	$715,496	$681,113	$871,872	$932,816		$807,551
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.79%	0.78%	1.08%	1.10%		1.10%
After waivers and fees paid indirectly (a)	0.79%	0.79%	0.78%	1.08%	1.10%		1.10%
Before waivers and fees paid indirectly (a)	0.79%	0.79%	0.78%	1.08%	1.12	%(c)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.20%	2.75%	2.75%	1.69%	2.19%		2.59%
After waivers and fees paid indirectly (a)	3.20%	2.75%	2.75%	1.69%	2.19%		2.59%
Before waivers and fees paid indirectly (a)	3.20%	2.75%	2.75%	1.69%	2.16%		2.54%
Portfolio turnover rate	5%	5%	65%	61%	85%		65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.24	$7.30	$7.68

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.24 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.06	0.97	(0.18)

Total from investment operations	0.21	1.21	(0.12)

Less distributions:
Dividends from net investment income	—	(0.27)	(0.26)

Net asset value, end of period	$8.45	$8.24	$7.30

Total return (b)	2.55%	16.52%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,514	$140,323	$226,542
Ratio of expenses to average net assets:
After waivers (a)	0.54%	0.54%	0.54%
After waivers and fees paid indirectly (a)	0.54%	0.54%	0.54%
Before waivers and fees paid indirectly (a)	0.54%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.41%	3.09%	2.38%
After waivers and fees paid indirectly (a)	3.41%	3.09%	2.38%
Before waivers and fees paid indirectly (a)	3.41%	3.09%	2.38%
Portfolio turnover rate	5%	5%	65%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.7%
Industrials	10.8
Consumer Staples	10.7
Consumer Discretionary	8.3
Materials	7.9
Health Care	7.1
Energy	5.5
Information Technology	3.3
Telecommunication Services	3.2
Utilities	2.0
Cash and Other	23.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,014.50	$5.22
Hypothetical (5% average return before expenses)	1,000.00	1,019.61	5.23
Class IB
Actual	1,000.00	1,014.50	5.22
Hypothetical (5% average return before expenses)	1,000.00	1,019.61	5.23
Class K
Actual	1,000.00	1,016.30	3.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.85	3.98

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
Abacus Property Group (REIT)	16,300	$33,839
Acrux Ltd.	10,736	34,463
Adelaide Brighton Ltd.	16,760	50,582
AGL Energy Ltd.	27,618	365,736
ALS Ltd.	18,186	159,335
Alumina Ltd.*	107,210	96,578
Amcor Ltd.	61,465	569,998
AMP Ltd.	152,424	592,447
Ansell Ltd.	6,720	108,350
APA Group	42,988	235,495
Aquila Resources Ltd.*	11,649	18,963
Ardent Leisure Group	20,240	31,746
Aristocrat Leisure Ltd.	28,606	111,972
Arrium Ltd.	68,099	48,578
Asciano Ltd.	51,788	237,761
ASX Ltd.	10,442	315,810
Atlas Iron Ltd.	46,390	31,607
Aurizon Holdings Ltd.	96,865	368,526
Aurora Oil & Gas Ltd.*	15,485	41,211
Ausdrill Ltd.	5,287	4,158
Australand Property Group (REIT)	15,640	49,776
Australia & New Zealand Banking Group Ltd.	143,477	3,750,178
Automotive Holdings Group Ltd.	11,763	34,425
AWE Ltd.*	35,640	40,417
Bank of Queensland Ltd.	16,859	134,294
Beach Energy Ltd.	53,100	55,119
Beadell Resources Ltd.*	52,248	23,892
Bendigo and Adelaide Bank Ltd.	20,308	187,027
BHP Billiton Ltd.	167,819	4,814,632
Billabong International Ltd.*	25,703	3,526
BlueScope Steel Ltd.*	25,628	109,456
Boral Ltd.	43,486	167,432
Bradken Ltd.	5,143	20,272
Brambles Ltd.	77,060	658,239
Breville Group Ltd.	5,221	33,711
BWP Trust (REIT)	26,350	54,221
Cabcharge Australia Ltd.	7,330	27,016
Caltex Australia Ltd.	6,211	102,529
Cardno Ltd.	6,407	30,352
carsales.com Ltd.	9,460	81,585
CFS Retail Property Trust Group (REIT)	120,429	220,277
Challenger Ltd.	29,638	108,693
Charter Hall Group (REIT)	16,050	56,806
Charter Hall Retail REIT (REIT)	14,347	49,991
Coca-Cola Amatil Ltd.	26,027	302,536
Cochlear Ltd.	3,048	172,020
Commonwealth Bank of Australia	84,300	5,333,540
Commonwealth Property Office Fund (REIT)	128,794	129,567
Computershare Ltd.	25,587	240,324
Crown Ltd.	17,999	199,343
CSL Ltd.	25,698	1,447,260
CSR Ltd.	34,360	70,075
Cudeco Ltd.*	8,670	$15,858
David Jones Ltd.	24,516	57,174
Dexus Property Group (REIT)	249,786	244,433
Domino’s Pizza Enterprises Ltd.	3,049	31,147
Downer EDI Ltd.	17,372	57,036
DUET Group	62,120	114,192
DuluxGroup Ltd.	12,951	49,865
Echo Entertainment Group Ltd.	42,163	117,994
Emeco Holdings Ltd.	42,030	10,763
Energy World Corp., Ltd.*	56,030	19,984
Envestra Ltd.	48,940	44,534
Evolution Mining Ltd.*	26,052	13,581
Fairfax Media Ltd.	106,574	48,246
Federation Centres Ltd. (REIT)	63,285	137,169
FKP Property Group	12,286	14,270
Fleetwood Corp., Ltd.	3,090	10,173
FlexiGroup Ltd.	8,527	34,001
Flight Centre Ltd.	2,610	93,880
Fortescue Metals Group Ltd.	87,410	243,020
G8 Education Ltd.	15,245	34,298
Goodman Fielder Ltd.*	91,472	61,487
Goodman Group (REIT)	78,731	351,377
GPT Group (REIT)	82,572	289,982
GrainCorp Ltd., Class A	13,054	150,067
GUD Holdings Ltd.	4,390	24,049
GWA Group Ltd.	19,840	43,547
Harvey Norman Holdings Ltd.	27,920	65,112
iiNET Ltd.	6,515	36,941
Iluka Resources Ltd.	22,381	204,481
Incitec Pivot Ltd.	84,403	220,766
Independence Group NL	13,777	28,475
Insurance Australia Group Ltd.	109,010	542,341
Investa Office Fund (REIT)	33,254	88,500
Invocare Ltd.	6,750	70,251
IOOF Holdings Ltd.	12,000	80,773
Iress Ltd.	6,640	45,545
JB Hi-Fi Ltd.	4,960	76,253
Karoon Gas Australia Ltd.*	11,310	52,649
Kingsgate Consolidated Ltd.	8,170	9,452
Leighton Holdings Ltd.	9,604	135,703
Lend Lease Group	28,024	214,005
Lynas Corp., Ltd.*	98,427	33,756
M2 Telecommunications Group Ltd.	6,993	37,413
Macquarie Atlas Roads Group	26,330	46,715
Macquarie Group Ltd.	17,861	683,937
Magellan Financial Group Ltd.	5,393	47,546
McMillan Shakespeare Ltd.	2,381	35,233
Medusa Mining Ltd.	9,830	13,890
Mermaid Marine Australia Ltd.	13,460	43,331
Mesoblast Ltd.*	7,231	35,050
Metcash Ltd.	43,877	141,250
Mineral Resources Ltd.	9,297	70,146
Mirvac Group (REIT)	182,400	267,736
Monadelphous Group Ltd.	3,603	53,183
Mount Gibson Iron Ltd.	42,690	18,155
Myer Holdings Ltd.	24,267	52,820
National Australia Bank Ltd.	122,589	3,327,536
Navitas Ltd.	10,771	56,838
Newcrest Mining Ltd.	38,888	351,027
NRW Holdings Ltd.	20,207	16,817
Nufarm Ltd.	11,910	50,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
OceanaGold Corp. (CDI)*	8,150	$8,833
Octaviar Ltd.*†(b)	9,487,254	—
Oil Search Ltd.	57,547	406,827
Orica Ltd.	18,037	340,637
Origin Energy Ltd.	55,721	640,563
OZ Minerals Ltd.	18,845	70,662
Pacific Brands Ltd.	62,010	39,698
Paladin Energy Ltd.*	47,200	37,771
PanAust Ltd.	32,656	54,505
Perpetual Ltd.	1,986	64,297
Perseus Mining Ltd.*	24,460	9,731
Platinum Asset Management Ltd.	15,920	79,641
Premier Investments Ltd.	5,965	36,441
Primary Health Care Ltd.	27,634	120,803
Qantas Airways Ltd.*	124,346	153,523
QBE Insurance Group Ltd.	62,240	858,947
Qube Holdings Ltd.	31,841	48,485
Ramsay Health Care Ltd.	6,905	226,139
REA Group Ltd.	2,138	53,830
Regis Resources Ltd.*	24,410	64,517
Reject Shop Ltd.	1,700	26,726
Resolute Mining Ltd.	23,620	12,961
Rio Tinto Ltd.	22,573	1,081,133
SAI Global Ltd.	10,500	34,858
Sandfire Resources NL*	5,890	27,580
Santos Ltd.	50,533	579,073
Seek Ltd.	19,268	159,827
Senex Energy Ltd.*	64,772	34,950
Seven Group Holdings Ltd.	6,490	40,954
Seven West Media Ltd.	28,913	50,241
Shopping Centres Australasia Property Group (REIT)	37,627	54,715
Sigma Pharmaceuticals Ltd.	76,540	54,950
Silver Lake Resources Ltd.*	13,208	7,187
Sirius Resources NL*	15,306	26,036
Sirtex Medical Ltd.	3,230	35,389
SMS Management & Technology Ltd.	4,420	18,393
Sonic Healthcare Ltd.	19,276	261,083
Southern Cross Media Group Ltd.	37,539	48,922
SP AusNet	67,009	72,008
Spark Infrastructure Group	49,327	78,269
St Barbara Ltd.*	21,600	8,889
Stockland Corp., Ltd. (REIT)	116,903	372,059
Suncorp Group Ltd.	67,752	738,594
Sundance Resources Ltd.*	145,220	9,164
Super Retail Group Ltd.	5,904	64,632
Sydney Airport	73,708	227,845
Tabcorp Holdings Ltd.	38,001	105,999
Tatts Group Ltd.	73,388	212,761
Telstra Corp., Ltd.	653,965	2,852,859
Ten Network Holdings Ltd.*	99,546	25,036
Toll Holdings Ltd.	38,354	186,608
TPG Telecom Ltd.	19,060	61,358
Transfield Services Ltd.	30,870	21,739
Transpacific Industries Group Ltd.*	53,180	38,909
Transurban Group	72,016	445,229
Treasury Wine Estates Ltd.	35,646	189,732
UGL Ltd.	5,303	$33,561
Virgin Australia Holdings Ltd.*	96,120	37,360
Virgin Australia International Holdings Pty Ltd.*†(b)	96,120	—
Wesfarmers Ltd.	60,673	2,197,344
Western Areas Ltd.	9,480	20,114
Westfield Group (REIT)	104,848	1,096,967
Westfield Retail Trust (REIT)	153,789	436,008
Westpac Banking Corp.	162,655	4,296,077
Whitehaven Coal Ltd.	29,544	62,145
Woodside Petroleum Ltd.	32,924	1,054,174
Woolworths Ltd.	64,984	1,949,935
WorleyParsons Ltd.	10,763	191,846
Wotif.com Holdings Ltd.	7,860	32,563

		54,722,809

Austria (0.2%)
Erste Group Bank AG	100,443	2,680,857

Belgium (1.3%)
Anheuser-Busch InBev N.V.	168,367	14,988,004

Brazil (0.8%)
Banco Bradesco S.A. (Preference)	358,010	4,622,434
Itau Unibanco Holding S.A. (Preference) (ADR)	294,595	3,806,168
Petroleo Brasileiro S.A. (Preference)	90,200	656,889

		9,085,491

Canada (0.4%)
Barrick Gold Corp.	94,738	1,491,176
Potash Corp. of Saskatchewan, Inc.	85,193	3,248,409

		4,739,585

China (0.3%)
PetroChina Co., Ltd., Class H	3,264,000	3,471,870

Denmark (0.7%)
Novo Nordisk A/S, Class B	53,870	8,395,300

France (11.5%)
Accor S.A.	97,943	3,446,625
Air Liquide S.A.	52,055	6,428,144
AXA S.A.‡	220,726	4,336,915
BNP Paribas S.A.	113,820	6,218,756
Carrefour S.A.	64,096	1,762,888
Cie de Saint-Gobain S.A.	140,588	5,691,190
Danone S.A.	140,935	10,577,614
Essilor International S.A.	66,844	7,111,992
European Aeronautic Defence and Space Co. N.V.	60,081	3,211,465
France Telecom S.A.	206,212	1,950,846
GDF Suez S.A.	162,769	3,187,558
J.C. Decaux S.A.	87,662	2,391,075
Legrand S.A.	78,413	3,637,642
L’Oreal S.A.	64,466	10,593,911
LVMH Moet Hennessy Louis Vuitton S.A.	28,788	4,665,252
Pernod-Ricard S.A.	49,667	5,507,453
Sanofi S.A.	141,017	14,614,631
Schneider Electric S.A.	154,528	11,209,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Societe Generale S.A.	83,557	$2,871,316
Total S.A.	242,099	11,818,882
Unibail-Rodamco SE (REIT)	37,162	8,658,573
Vinci S.A.	53,943	2,707,136
Vivendi S.A.	135,023	2,557,202

		135,156,674

Germany (8.8%)
Allianz SE (Registered)	105,120	15,359,105
BASF SE	98,969	8,841,122
Bayer AG (Registered)	89,015	9,492,932
Bayerische Motoren Werke (BMW) AG	34,457	3,013,087
Daimler AG (Registered)	191,695	11,598,928
Deutsche Bank AG (Registered)	109,397	4,578,763
Deutsche Telekom AG (Registered)	318,886	3,720,759
E.ON SE	214,322	3,517,840
Fresenius Medical Care AG & Co. KGaA	27,899	1,980,242
Fresenius SE & Co. KGaA	19,016	2,344,279
Linde AG	44,552	8,313,026
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,375	3,197,926
RWE AG	51,876	1,655,698
SAP AG	189,515	13,878,341
Siemens AG (Registered)	89,157	9,011,376
Volkswagen AG (Preference)	15,475	3,133,249

		103,636,673

Hong Kong (0.9%)
Cheung Kong Holdings Ltd.	328,000	4,448,863
China Mobile Ltd.	366,500	3,827,528
Hang Lung Properties Ltd.	480,000	1,674,048

		9,950,439

Ireland (0.7%)
CRH plc (BATS Europe Exchange)	89,311	1,807,713
CRH plc (EURO OTC Exchange)	211,455	4,293,527
Experian plc	58,990	1,025,509
Henderson Group plc (CDI)	22,047	49,601
James Hardie Industries plc (CDI)	23,856	204,866
Shire plc	31,664	1,004,123

		8,385,339

Italy (1.8%)
Assicurazioni Generali S.p.A.	143,847	2,512,740
Enel S.p.A.	684,042	2,145,824
Eni S.p.A.	288,683	5,929,560
Intesa Sanpaolo S.p.A.	4,774,095	7,649,681
UniCredit S.p.A.	581,064	2,721,318

		20,959,123

Japan (14.9%)
77 Bank Ltd.	14,000	66,485
A&A Material Corp.*	2,000	1,734
A&D Co., Ltd.	1,200	9,946
ABC-Mart, Inc.	1,400	54,628
Accordia Golf Co., Ltd.	40	$41,984
Accretive Co. Ltd.*	10	1,918
Achilles Corp.	10,000	12,906
Acom Co., Ltd.*	1,460	46,444
ADEKA Corp.	5,100	52,347
Aderans Co., Ltd.	1,300	18,062
Advan Co., Ltd.	700	9,105
Advanex, Inc.	2,000	2,077
Advantest Corp.	5,600	92,148
Aeon Co., Ltd.	29,700	389,891
Aeon Credit Service Co., Ltd.	3,400	96,296
Aeon Delight Co., Ltd.	1,400	25,394
Aeon Fantasy Co., Ltd.	400	7,356
Aeon Hokkaido Corp.	900	4,465
Aeon Mall Co., Ltd.	3,600	89,183
AGORA Hospitality Group Co., Ltd.*	5,000	2,017
Agrex, Inc.	200	1,672
Ai Holdings Corp.	2,100	18,506
Aica Kogyo Co., Ltd.	3,700	74,239
Aichi Bank Ltd.	400	18,048
Aichi Corp.	2,100	10,079
Aichi Steel Corp.	6,000	26,558
Aichi Tokei Denki Co., Ltd.	1,000	2,803
Aida Engineering Ltd.	3,300	25,221
Aiful Corp.*	6,150	51,529
Aigan Co., Ltd.*	900	2,713
Ain Pharmaciez, Inc.	500	21,552
Aiphone Co., Ltd.	800	13,099
Air Water, Inc.	6,000	84,513
Airport Facilities Co., Ltd.	1,200	7,102
Airtech Japan Ltd.	300	1,428
Aisan Industry Co., Ltd.	1,500	14,822
Aisin Seiki Co., Ltd.	7,600	290,805
Ajinomoto Co., Inc.	25,000	367,009
Akebono Brake Industry Co., Ltd.	5,700	26,839
Akita Bank Ltd.	8,000	19,843
Alconix Corp.	200	3,771
Alfresa Holdings Corp.	2,000	107,078
All Nippon Airways Co., Ltd.	188,000	390,482
Alpen Co., Ltd.	700	13,466
Alpha Corp.	300	3,001
Alpha Systems, Inc.	360	4,062
Alpine Electronics, Inc.	2,400	24,223
Alps Electric Co., Ltd.	5,000	37,407
Altech Co., Ltd.	500	1,286
Altech Corp.	500	4,915
Amada Co., Ltd.	13,000	85,854
Amano Corp.	3,400	35,824
Amuse, Inc.	300	7,241
Anest Iwata Corp.	2,000	9,276
Anritsu Corp.	5,000	59,236
AOC Holdings, Inc.	3,300	10,348
AOI Pro, Inc.	500	3,126
AOKI Holdings, Inc.	1,100	33,162
Aomori Bank Ltd.	9,000	22,505
Aoyama Trading Co., Ltd.	3,100	82,360
Aozora Bank Ltd.	26,000	81,266
Arakawa Chemical Industries Ltd.	1,000	8,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Araya Industrial Co., Ltd.	2,000	$3,065
Arcland Sakamoto Co., Ltd.	700	10,897
Arcs Co., Ltd.	1,500	29,325
Argo Graphics, Inc.	400	6,130
Ariake Japan Co., Ltd.	1,100	26,818
Arisawa Manufacturing Co., Ltd.	2,000	7,723
Arnest One Corp.	2,200	43,210
Arrk Corp.*	4,200	9,443
As One Corp.	800	19,915
Asahi Co., Ltd.	500	7,350
Asahi Diamond Industrial Co., Ltd.	4,000	37,871
Asahi Glass Co., Ltd.	48,000	312,644
Asahi Group Holdings Ltd.	19,600	486,344
Asahi Kasei Corp.	56,000	370,397
Asahi Kogyosha Co., Ltd.	1,000	3,529
Asahi Net, Inc.	1,000	4,164
Asahi Organic Chemicals Industry Co., Ltd.	4,000	8,752
Asanuma Corp.*	4,000	2,783
Asatsu-DK, Inc.	2,000	46,582
Ashimori Industry Co., Ltd.*	3,000	4,204
Asics Corp.	7,800	123,551
ASKA Pharmaceutical Co., Ltd.	1,000	6,413
ASKUL Corp.	900	16,624
Astellas Pharma, Inc.	20,600	1,119,520
Asunaro Aoki Construction Co., Ltd.	500	2,742
Atsugi Co., Ltd.	11,000	11,867
Autobacs Seven Co., Ltd.	4,500	68,376
Avex Group Holdings, Inc.	2,300	72,469
Awa Bank Ltd.	10,000	55,858
Axell Corp.	400	7,364
Azbil Corp.	2,300	49,372
Azuma Shipping Co., Ltd.	600	1,452
Bando Chemical Industries Ltd.	4,000	14,519
Bank of Iwate Ltd.	800	30,893
Bank of Kyoto Ltd.	13,000	108,399
Bank of Nagoya Ltd.	11,000	43,144
Bank of Okinawa Ltd.	900	37,840
Bank of Saga Ltd.	7,000	14,327
Bank of the Ryukyus Ltd.	2,500	31,433
Bank of Yokohama Ltd.	53,000	273,604
Belc Co., Ltd.	600	10,599
Belluna Co., Ltd.	1,500	15,971
Benesse Holdings, Inc.	2,400	86,509
Best Denki Co., Ltd.*	3,500	6,140
Bic Camera, Inc.	30	12,961
BML, Inc.	700	17,758
Bookoff Corp.	700	4,926
BP Castrol KK	500	2,112
Bridgestone Corp.	29,000	988,304
Brother Industries Ltd.	9,700	109,245
Bunka Shutter Co., Ltd.	3,000	15,910
CAC Corp.	700	6,084
Calbee, Inc.	700	66,415
Calsonic Kansei Corp.	6,000	25,106
Can Do Co., Ltd.	1,000	14,932
Canare Electric Co., Ltd.	100	1,427
Canon Electronics, Inc.	1,100	20,119
Canon Marketing Japan, Inc.	4,000	$53,519
Canon, Inc.	55,600	1,813,531
Capcom Co., Ltd.	2,600	42,075
Casio Computer Co., Ltd.	6,500	57,280
Cawachi Ltd.	800	16,624
Central Glass Co., Ltd.	12,000	37,750
Central Japan Railway Co.	7,600	929,502
Central Security Patrols Co., Ltd.	500	4,557
Central Sports Co., Ltd.	400	6,058
Century Tokyo Leasing Corp.	2,800	72,894
CFS Corp.	1,000	3,892
Chiba Bank Ltd.	31,000	211,293
Chiba Kogyo Bank Ltd.*	2,300	16,720
Chino Corp.	2,000	4,356
Chiyoda Co., Ltd.	1,600	40,960
Chiyoda Corp.	9,000	105,898
Chiyoda Integre Co., Ltd.	400	5,017
Chofu Seisakusho Co., Ltd.	1,200	25,953
Chori Co., Ltd.	800	8,131
Chubu Electric Power Co., Inc.	26,400	374,253
Chubu Shiryo Co., Ltd.	1,200	6,425
Chudenko Corp.	2,000	19,681
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,090
Chugai Pharmaceutical Co., Ltd.	10,600	219,738
Chugai Ro Co., Ltd.	4,000	10,204
Chugoku Bank Ltd.	8,000	112,281
Chugoku Electric Power Co., Inc.	11,600	182,222
Chugoku Marine Paints Ltd.	3,000	14,852
Chugokukogyo Co., Ltd.*	1,000	847
Chukyo Bank Ltd.	5,000	9,276
Chuo Spring Co., Ltd.	1,000	3,035
Citizen Holdings Co., Ltd.	6,500	36,308
CKD Corp.	3,400	29,413
Clarion Co., Ltd.*	6,000	7,501
Cleanup Corp.	1,200	9,510
CMIC Holdings Co., Ltd.	400	8,207
CMK Corp.	2,400	7,622
Coca-Cola Central Japan Co., Ltd.	2,764	41,942
Coca-Cola West Co., Ltd.	4,200	74,531
Cocokara fine, Inc.	1,100	34,936
Colowide Co., Ltd.	4,000	37,830
Computer Engineering & Consulting Ltd.	800	5,017
Computer Institute of Japan Ltd.	1,200	4,743
COMSYS Holdings Corp.	3,400	43,434
Co-Op Chemical Co., Ltd.*	1,000	1,270
Core Corp.	400	2,997
Corona Corp.	500	5,500
Cosel Co., Ltd.	1,800	23,013
Cosmo Oil Co., Ltd.*	15,000	27,677
Cosmos Pharmaceutical Corp.	400	40,492
Create Medic Co., Ltd.	300	2,562
Create SD Holdings Co., Ltd.	500	16,132
Credit Saison Co., Ltd.	7,300	183,199
Cresco Ltd.	300	2,250
CTI Engineering Co., Ltd.	700	5,216
Cybernet Systems Co., Ltd.	10	3,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cybozu, Inc.	20	$5,501
Dai Nippon Printing Co., Ltd.	25,000	228,625
Dai Nippon Toryo Co., Ltd.	7,000	10,304
Daibiru Corp.	3,600	40,109
Daicel Corp.	10,000	87,618
Dai-Dan Co., Ltd.	1,000	5,193
Daido Kogyo Co., Ltd.	2,000	4,457
Daido Metal Co., Ltd.	1,000	6,816
Daido Steel Co., Ltd.	12,000	60,859
Daidoh Ltd.	1,600	10,454
Daiei, Inc.*	5,650	16,350
Daifuku Co., Ltd.	5,000	36,499
Daihatsu Motor Co., Ltd.	9,000	170,599
Daihen Corp.	6,000	25,892
Daiho Corp.	4,000	4,840
Daiichi Chuo KK*	8,000	8,631
Daiichi Jitsugyo Co., Ltd.	2,000	8,510
Dai-ichi Life Insurance Co., Ltd.	465	671,385
Daiichi Sankyo Co., Ltd.	28,600	477,532
Daiken Corp.	5,000	13,410
Daiken Medical Co., Ltd.	200	3,634
Daiki Aluminium Industry Co., Ltd.	2,000	5,808
Daikin Industries Ltd.	12,100	489,222
Daikoku Denki Co., Ltd.	500	9,568
Daikyo, Inc.	10,000	29,946
Dainichi Co., Ltd.	600	4,525
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,463
Dainippon Screen Manufacturing Co., Ltd.*	11,000	58,117
Dainippon Sumitomo Pharma Co., Ltd.	7,000	92,529
Daio Paper Corp.	5,000	28,484
Daiohs Corp.	200	1,371
Daisan Bank Ltd.	7,000	11,293
Daiseki Co., Ltd.	1,900	33,257
Daishi Bank Ltd.	16,000	52,753
Daiso Co., Ltd.	5,000	14,721
Daisue Construction Co., Ltd.*	4,000	2,541
Daisyo Corp.	600	7,562
Daito Bank Ltd.	7,000	5,505
Daito Electron Co., Ltd.	500	2,001
Daito Trust Construction Co., Ltd.	3,600	339,383
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	676
Daiwa House Industry Co., Ltd.	26,000	485,239
Daiwa Industries Ltd.	1,000	5,475
Daiwa Odakyu Construction Co., Ltd.	500	968
Daiwa Securities Group, Inc.	88,000	739,101
Daiwabo Holdings Co., Ltd.	14,100	22,036
Daiyu Eight Co., Ltd.	100	637
Danto Holdings Corp.*	1,000	1,008
DC Co., Ltd.	1,300	3,840
DCM Holdings Co., Ltd.	5,800	45,556
DeNA Co., Ltd.	4,000	78,564
Denki Kagaku Kogyo KK	22,000	79,855
Denki Kogyo Co., Ltd.	3,000	16,001
Denso Corp.	21,900	1,030,082
Dentsu, Inc.	8,100	$280,127
Denyo Co., Ltd.	1,100	15,893
Descente Ltd.	3,000	21,174
DIC Corp.	40,000	100,020
Dijet Industrial Co., Ltd.	1,000	1,533
Disco Corp.	1,300	89,786
DKS Co., Ltd	2,000	4,900
Don Quijote Co., Ltd.	2,300	111,893
Doshisha Co., Ltd.	1,000	14,257
Doutor Nichires Holdings Co., Ltd.	2,100	29,622
Dowa Holdings Co., Ltd.	9,000	80,309
Dr. Ci:Labo Co., Ltd.	10	26,568
DTS Corp.	1,100	16,004
Dunlop Sports Co., Ltd.	1,000	11,303
Duskin Co., Ltd.	3,600	67,768
Dwango Co., Ltd.	1	4,951
Dydo Drinco, Inc.	500	19,838
Dynic Corp.	2,000	3,468
Eagle Industry Co., Ltd.	1,000	12,452
Earth Chemical Co., Ltd.	900	30,535
East Japan Railway Co.	16,800	1,305,989
Ebara Corp.	17,000	91,016
Ebara Jitsugyo Co., Ltd.	300	3,944
Ebara-Udylite Co., Ltd.	100	4,462
Echo Trading Co., Ltd.	300	2,387
Econach Holdings Co., Ltd.*	3,000	1,422
Eco’s Co., Ltd.	400	2,440
EDION Corp.	4,400	24,977
Ehime Bank Ltd.	7,000	17,221
Eighteenth Bank Ltd.	7,000	16,233
Eiken Chemical Co., Ltd.	1,000	15,880
Eisai Co., Ltd.	11,100	452,707
Eizo Nanao Corp.	1,000	21,506
Electric Power Development Co., Ltd.	5,200	162,533
Elematec Corp.	900	11,298
Emori & Co., Ltd.	200	2,450
Enplas Corp.	600	44,404
Enshu Ltd.*	2,000	2,783
EPS Corp.	20	22,263
ESPEC Corp.	1,200	8,373
Excel Co., Ltd.	600	6,630
Exedy Corp.	1,500	37,750
Ezaki Glico Co., Ltd.	5,000	47,641
F&A Aqua Holdings, Inc.	900	13,303
Faith, Inc.	40	4,182
Falco SD Holdings Co., Ltd.	600	7,381
FamilyMart Co., Ltd.	3,200	136,479
Fancl Corp.	2,500	29,996
FANUC Corp.	58,400	8,467,352
Fast Retailing Co., Ltd.	2,000	674,531
FCC Co., Ltd.	1,800	42,541
Felissimo Corp.	300	3,391
FIDEA Holdings Co., Ltd.	7,000	15,316
First Baking Co., Ltd.*	1,000	1,170
Foster Electric Co., Ltd.	1,100	18,067
FP Corp.	600	41,561
France Bed Holdings Co., Ltd.	8,000	15,326
F-Tech, Inc.	400	6,187
Fudo Tetra Corp.*	9,800	13,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fuji Co., Ltd.	1,300	$23,593
Fuji Corp., Ltd.	1,200	7,768
Fuji Electric Co., Ltd.	30,000	105,868
Fuji Electronics Co., Ltd.	600	7,762
Fuji Heavy Industries Ltd.	28,000	690,260
Fuji Kiko Co., Ltd.	1,000	3,035
Fuji Kosan Co., Ltd.	400	2,379
Fuji Kyuko Co., Ltd.	3,000	30,339
Fuji Media Holdings, Inc.	77	155,118
Fuji Oil Co., Ltd.	3,300	57,096
Fuji Seal International, Inc.	1,200	33,866
Fuji Soft, Inc.	1,600	33,636
Fujibo Holdings, Inc.	5,000	11,998
Fujicco Co., Ltd.	1,000	11,424
Fujifilm Holdings Corp.	20,470	450,967
Fujikura Kasei Co., Ltd.	1,600	6,905
Fujikura Ltd.	18,000	63,884
Fujikura Rubber Ltd.	800	2,726
Fujimi, Inc.	1,100	12,167
Fujimori Kogyo Co., Ltd.	900	26,633
Fujita Kanko, Inc.	3,000	12,492
Fujitec Co., Ltd.	3,000	30,067
Fujitsu General Ltd.	2,000	19,460
Fujitsu Ltd.	82,000	338,980
Fujiya Co., Ltd.	7,000	13,269
FuKoKu Co., Ltd.	500	4,048
Fukuda Corp.	1,000	2,984
Fukui Bank Ltd.	10,000	21,375
Fukui Computer Holdings, Inc.	200	1,309
Fukuoka Financial Group, Inc.	30,000	127,647
Fukushima Bank Ltd.	15,000	11,192
Fukushima Industries Corp.	600	7,260
Fukuyama Transporting Co., Ltd.	8,000	46,380
Fullcast Holdings Co., Ltd.*	1,000	1,815
Funai Consulting, Inc.	1,300	9,529
Funai Electric Co., Ltd.	1,100	10,814
Furukawa Co., Ltd.	21,000	35,572
Furukawa Electric Co., Ltd.	31,000	71,889
Furukawa-Sky Aluminum Corp.	5,000	13,612
Furusato Industries Ltd.	700	6,211
Fuso Pharmaceutical Industries Ltd.	4,000	12,664
Futaba Corp.	2,100	25,048
Futaba Industrial Co., Ltd.*	3,500	15,951
Future Architect, Inc.	1,000	5,011
Fuyo General Lease Co., Ltd.	1,100	41,092
G-7 Holdings, Inc.	300	2,151
Gakken Holdings Co., Ltd.	5,000	13,813
Gakujo Co., Ltd.	400	2,537
Gecoss Corp.	800	4,557
Genki Sushi Co., Ltd.	300	3,663
Geo Holdings Corp.	20	18,048
GLOBERIDE, Inc.	5,000	5,848
Glory Ltd.	3,400	79,738
GMO Internet, Inc.	3,400	32,567
Godo Steel Ltd.	7,000	11,010
Goldcrest Co., Ltd.	1,100	25,454
Goldwin, Inc.	2,000	9,498
Gree, Inc.	5,100	45,251
GS Yuasa Corp.	14,000	58,157
GSI Creos Corp.	3,000	$4,507
Gulliver International Co., Ltd.	3,300	22,160
Gun-Ei Chemical Industry Co., Ltd.	3,000	11,676
Gunma Bank Ltd.	22,000	121,557
Gunze Ltd.	8,000	19,359
Gurunavi, Inc.	1,000	10,093
H2O Retailing Corp.	7,000	63,944
Hachijuni Bank Ltd.	10,000	58,480
Hakudo Co., Ltd.	400	3,239
Hakuhodo DY Holdings, Inc.	1,060	74,279
Hakuto Co., Ltd.	700	6,479
Hakuyosha Co., Ltd.	1,000	2,198
Hamakyorex Co., Ltd.	300	10,375
Hamamatsu Photonics KK	3,000	108,439
Hankyu Hanshin Holdings, Inc.	55,000	313,319
Hanwa Co., Ltd.	11,000	41,813
Happinet Corp.	600	4,446
Harashin Narus Holdings Co., Ltd.	700	11,984
Hard Off Corp. Co., Ltd.	500	3,479
Harima Chemicals, Inc.	1,100	5,301
Haruyama Trading Co., Ltd.	500	3,418
Haseko Corp.*	52,500	64,050
Hayashikane Sangyo Co., Ltd.*	4,000	3,267
Hazama Ando Corp.	7,520	16,757
Heiwa Corp.	2,600	45,588
Heiwa Real Estate Co., Ltd.	1,800	30,018
Heiwado Co., Ltd.	2,400	40,387
Helios Techno Holdings Co., Ltd.	1,100	2,418
Hibiya Engineering Ltd.	1,800	17,586
Hiday Hidaka Corp.	600	12,456
Higashi-Nippon Bank Ltd.	6,000	12,402
Higo Bank Ltd.	9,000	53,176
Hikari Tsushin, Inc.	900	48,730
Hino Motors Ltd.	12,000	176,165
Hioki EE Corp.	500	7,275
Hirakawa Hewtech Corp.	200	1,506
Hirose Electric Co., Ltd.	1,500	197,822
Hiroshima Bank Ltd.	29,000	123,684
HIS Co., Ltd.	1,300	55,379
Hisaka Works Ltd.	1,000	8,530
Hisamitsu Pharmaceutical Co., Inc.	2,600	132,123
Hitachi Capital Corp.	1,200	23,751
Hitachi Chemical Co., Ltd.	4,600	72,029
Hitachi Construction Machinery Co., Ltd.	4,200	84,906
Hitachi High-Technologies Corp.	1,800	43,394
Hitachi Koki Co., Ltd.	3,300	26,385
Hitachi Kokusai Electric, Inc.	2,000	23,997
Hitachi Ltd.	214,640	1,378,561
Hitachi Metals Ltd.	6,400	72,015
Hitachi Transport System Ltd.	2,100	34,555
Hitachi Zosen Corp.	25,500	35,995
Hochiki Corp.	1,000	4,638
Hodogaya Chemical Co., Ltd.	2,000	3,731
Hogy Medical Co., Ltd.	600	34,301
Hokkaido Electric Power Co., Inc.*	7,100	97,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Gas Co., Ltd.	2,000	$5,142
Hokkan Holdings Ltd.	3,000	9,347
Hokko Chemical Industry Co., Ltd.	1,000	2,984
Hokkoku Bank Ltd.	14,000	48,558
Hokuetsu Bank Ltd.	13,000	25,953
Hokuetsu Kishu Paper Co., Ltd.	8,000	34,120
Hokuhoku Financial Group, Inc.	68,000	139,181
Hokuriku Electric Industry Co., Ltd.	4,000	5,687
Hokuriku Electric Power Co.	7,800	122,529
Hokushin Co., Ltd.	800	1,283
Hokuto Corp.	1,400	24,378
Honda Motor Co., Ltd.	75,100	2,790,316
Honeys Co., Ltd.	1,080	11,826
Hoosiers Holdings Co. Ltd.*	2,000	15,729
Horiba Ltd.	2,100	76,754
Hoshizaki Electric Co., Ltd.	1,500	48,094
Hosiden Corp.	3,000	16,727
Hosokawa Micron Corp.	2,000	13,692
House Foods Corp.	3,600	58,802
House of Rose Co., Ltd.	100	1,326
Howa Machinery Ltd.	6,000	5,808
Hoya Corp.	21,800	450,375
Hulic Co., Ltd.	12,400	133,027
Hurxley Corp.	300	2,238
Hyakugo Bank Ltd.	11,000	45,695
Hyakujushi Bank Ltd.	14,000	45,735
Ibiden Co., Ltd.	4,300	67,071
IBJ Leasing Co., Ltd.	1,700	48,936
Ichibanya Co., Ltd.	400	13,854
Ichiken Co., Ltd.	1,000	1,502
Ichikoh Industries Ltd.*	2,000	3,025
Ichinen Holdings Co., Ltd.	1,300	8,913
Ichiyoshi Securities Co., Ltd.	2,700	32,015
Icom, Inc.	600	14,525
Idec Corp.	1,400	13,495
Idemitsu Kosan Co., Ltd.	800	61,545
Ihara Chemical Industry Co., Ltd.	2,000	12,503
IHI Corp.	58,000	219,883
Iida Home Max	1,300	22,047
Iino Kaiun Kaisha Ltd.	5,900	32,064
Ikegami Tsushinki Co., Ltd.*	3,000	2,722
Ikyu Corp.	10	11,887
Imasen Electric Industrial Co., Ltd.	800	12,148
Impress Holdings, Inc.	1,000	1,220
Inaba Denki Sangyo Co., Ltd.	1,400	36,052
Inaba Seisakusho Co., Ltd.	600	9,165
Inabata & Co., Ltd.	3,200	26,328
Inageya Co., Ltd.	1,000	9,568
INES Corp.	1,600	10,454
I-Net Corp.	500	3,983
Information Services International-Dentsu Ltd.	700	7,954
INPEX Corp.	118	492,559
Intage, Inc.	300	6,936
Internet Initiative Japan, Inc.	700	26,926
Inui Steamship Co., Ltd.*	1,400	4,729
I’rom Holdings Co., Ltd.*	30	2,417
Iseki & Co., Ltd.	13,000	$37,356
Isetan Mitsukoshi Holdings Ltd.	16,800	223,085
Ishihara Sangyo Kaisha Ltd.*	21,000	15,033
Ishii Iron Works Co., Ltd.	1,000	2,309
Ishikawa Seisakusho Ltd.*	2,000	2,319
Ishizuka Glass Co., Ltd.	1,000	2,208
Isuzu Motors Ltd.	50,000	342,307
IT Holdings Corp.	4,000	53,156
ITC Networks Corp.	1,000	8,943
Itfor, Inc.	1,300	5,138
Ito En Ltd.	3,000	69,449
ITOCHU Corp.	70,800	817,362
Itochu Enex, Co., Ltd.	2,700	13,884
ITOCHU Techno-Solutions Corp.	1,200	49,667
Itochu-Shokuhin Co., Ltd.	300	10,178
Itoham Foods, Inc.	7,000	30,913
Itoki Corp.	2,600	14,130
Iwai Cosmo Holdings, Inc.	1,100	12,766
Iwaki & Co., Ltd.	1,000	1,885
Iwasaki Electric Co., Ltd.*	4,000	7,179
Iwatani Corp.	13,000	45,745
Iwatsu Electric Co., Ltd.	5,000	4,285
Iyo Bank Ltd.	10,000	95,584
Izumi Co., Ltd.	1,700	45,920
Izumiya Co., Ltd.	4,000	18,189
Izutsuya Co., Ltd.*	6,000	5,203
J. Front Retailing Co., Ltd.	19,000	151,533
Jaccs Co., Ltd.	8,000	40,895
Jafco Co., Ltd.	1,600	61,061
Jalux, Inc.	300	2,922
Janome Sewing Machine Co., Ltd.*	12,000	9,074
Japan Airlines Co., Ltd.	9,000	462,795
Japan Airport Terminal Co., Ltd.	3,900	61,894
Japan Asia Investment Co., Ltd.*	8,000	7,985
Japan Aviation Electronics Industry Ltd.	2,000	19,359
Japan Bridge Corp.*	900	1,407
Japan Carlit Co., Ltd.	1,000	5,374
Japan Cash Machine Co., Ltd.	1,100	11,889
Japan Digital Laboratory Co., Ltd.	1,000	10,163
Japan Drilling Co., Ltd.	300	21,204
Japan Electronic Materials Corp.	500	2,042
Japan Exchange Group, Inc.	2,000	202,057
Japan Foods Co., Ltd.	100	1,369
Japan Foundation Engineering Co., Ltd.	1,700	5,314
Japan Medical Dynamic Marketing, Inc.	1,000	2,460
Japan Oil Transportation Co., Ltd.	1,000	2,138
Japan Petroleum Exploration Co.	1,700	68,991
Japan Pulp & Paper Co., Ltd.	6,000	17,604
Japan Radio Co., Ltd.*	3,000	9,589
Japan Securities Finance Co., Ltd.	5,000	36,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Steel Works Ltd.	16,000	$88,082
Japan Tobacco, Inc.	265,064	9,367,305
Japan Transcity Corp.	2,000	6,231
Japan Vilene Co., Ltd.	1,000	5,061
Japan Wool Textile Co., Ltd.	4,000	28,514
Jastec Co., Ltd.	700	4,821
JBCC Holdings, Inc.	1,000	9,831
Jeans Mate Corp.*	300	729
Jeol Ltd.	4,000	18,552
JFE Holdings, Inc.	23,244	510,206
JGC Corp.	11,000	395,947
JK Holdings Co., Ltd.	1,100	5,745
JMS Co., Ltd.	1,000	3,317
Joban Kosan Co., Ltd.*	3,000	4,900
J-Oil Mills, Inc.	5,000	15,527
Joshin Denki Co., Ltd.	2,000	16,717
Joyo Bank Ltd.	28,000	153,297
JSP Corp.	800	11,922
JSR Corp.	8,100	163,829
JTEKT Corp.	10,500	118,149
Juki Corp.*	7,000	10,234
Juroku Bank Ltd.	15,000	54,749
JVC Kenwood Corp.	5,800	13,684
JX Holdings, Inc.	99,900	484,492
K.R.S. Corp.	300	2,840
kabu.com Securities Co., Ltd.	4,900	24,456
Kadokawa Corp.	1,100	35,214
Kaga Electronics Co., Ltd.	1,200	9,462
Kagome Co., Ltd.	2,200	37,687
Kagoshima Bank Ltd.	7,000	44,535
Kajima Corp.	37,000	122,736
Kakaku.com, Inc.	3,000	91,500
Kaken Pharmaceutical Co., Ltd.	5,000	74,158
Kamei Corp.	1,000	7,653
Kamigumi Co., Ltd.	11,000	88,617
Kanaden Corp.	1,000	6,090
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,112
Kanamoto Co., Ltd.	1,000	19,974
Kandenko Co., Ltd.	6,000	25,650
Kaneka Corp.	13,000	85,854
Kanematsu Corp.*	27,000	30,218
Kanematsu Electronics Ltd.	700	9,027
Kanematsu-NNK Corp.*	1,000	1,412
Kansai Electric Power Co., Inc.*	35,600	487,804
Kansai Paint Co., Ltd.	12,000	153,176
Kansai Urban Banking Corp.	17,000	18,340
Kanto Denka Kogyo Co., Ltd.*	2,000	5,041
Kanto Natural Gas Development Co., Ltd.	1,000	6,776
Kao Corp.	24,300	826,906
Kappa Create Holdings Co., Ltd.	900	16,661
Kasai Kogyo Co., Ltd.	1,000	5,142
Kasumi Co., Ltd.	2,500	15,830
Katakura Industries Co., Ltd.	1,400	17,391
Kato Sangyo Co., Ltd.	1,700	35,498
Kato Works Co., Ltd.	2,000	8,570
KAWADA Technologies, Inc.	200	5,033
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	6,977
Kawasaki Heavy Industries Ltd.	67,000	206,040
Kawasaki Kisen Kaisha Ltd.	39,000	$79,431
KDDI Corp.	24,700	1,285,057
Keihan Electric Railway Co., Ltd.	16,000	66,788
Keihanshin Building Co., Ltd.	1,400	7,764
Keihin Co., Ltd.	2,000	3,327
Keihin Corp.	2,500	38,163
Keikyu Corp.	21,000	180,399
Keio Corp.	23,000	158,157
Keisei Electric Railway Co., Ltd.	12,000	112,402
Keiyo Bank Ltd.	5,000	25,207
Keiyo Co., Ltd.	2,200	10,692
Kenedix, Inc.*	8,700	36,491
Kewpie Corp.	2,800	41,331
KEY Coffee, Inc.	1,200	18,705
Keyence Corp.	2,290	730,777
Kikkoman Corp.	9,000	149,728
Kimoto Co., Ltd.	1,100	8,152
Kimura Chemical Plants Co., Ltd.	1,100	5,834
Kimura Unity Co., Ltd.	200	1,871
Kinden Corp.	5,000	42,952
King Jim Co., Ltd.	1,000	7,229
Kinki Nippon Tourist Co., Ltd.*	4,000	5,162
Kinki Sharyo Co., Ltd.	1,000	3,237
Kintetsu Corp.	78,000	342,892
Kintetsu World Express, Inc.	1,100	44,086
Kinugawa Rubber Industrial Co., Ltd.	3,000	17,151
Kirin Holdings Co., Ltd.	42,000	658,076
Kirindo Co., Ltd.	500	3,383
Kisoji Co., Ltd.	1,400	26,453
Kissei Pharmaceutical Co., Ltd.	2,600	52,535
Kitagawa Iron Works Co., Ltd.	5,000	7,310
Kita-Nippon Bank Ltd.	300	6,697
Kitano Construction Corp.	3,000	6,413
Kitazawa Sangyo Co., Ltd.	1,000	1,714
Kitz Corp.	5,100	25,402
Koa Corp.	1,500	12,916
Koatsu Gas Kogyo Co., Ltd.	1,000	5,747
Kobayashi Pharmaceutical Co., Ltd.	1,300	68,552
Kobayashi Yoko Co., Ltd.	300	759
Kobe Steel Ltd.*	118,000	146,340
Kohnan Shoji Co., Ltd.	1,100	12,499
Kohsoku Corp.	700	6,529
Koito Manufacturing Co., Ltd.	4,000	76,427
Kojima Co., Ltd.	1,500	4,688
Kokuyo Co., Ltd.	6,400	44,461
KOMAIHALTEC, Inc.	2,000	4,194
Komatsu Ltd.	140,690	3,252,694
Komatsu Seiren Co., Ltd.	2,000	9,679
Komatsu Wall Industry Co., Ltd.	400	8,106
Komeri Co., Ltd.	1,600	40,202
Komori Corp.	3,400	39,629
Konaka Co., Ltd.	1,400	15,344
Konami Corp.	4,600	97,631
Konica Minolta Holdings, Inc.	21,000	158,590
Konishi Co., Ltd.	1,000	18,784
Kosaido Co., Ltd.*	900	4,256
Kose Corp.	1,200	33,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kosei Securities Co., Ltd.	2,000	$5,021
Kourakuen Corp.	700	8,625
Krosaki Harima Corp.	2,000	3,751
K’s Holdings Corp.	1,700	53,993
Kubota Corp.	50,000	729,986
Kumagai Gumi Co., Ltd.*	10,000	9,276
Kumiai Chemical Industry Co., Ltd.	2,000	11,192
Kura Corp.	600	10,417
Kurabo Industries Ltd.	12,000	19,359
Kuraray Co., Ltd.	14,900	209,123
Kuraudia Co., Ltd.	100	1,230
Kureha Corp.	8,000	25,408
Kurimoto Ltd.	6,000	15,245
Kurita Water Industries Ltd.	5,000	105,919
Kuroda Electric Co., Ltd.	1,600	21,311
KYB Co., Ltd.	7,000	35,078
Kyocera Corp.	7,600	773,946
Kyodo Printing Co., Ltd.	3,000	8,379
Kyodo Shiryo Co., Ltd.	4,000	4,315
Kyoei Sangyo Co., Ltd.	1,000	1,815
Kyoei Steel Ltd.	1,300	19,189
Kyoei Tanker Co., Ltd.*	1,000	2,138
Kyokuto Boeki Kaisha Ltd.*	1,000	2,148
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	22,889
Kyokuto Securities Co., Ltd.	1,600	25,521
Kyokuyo Co., Ltd.	5,000	12,855
KYORIN Holdings, Inc.	3,000	68,965
Kyoritsu Maintenance Co., Ltd.	500	17,619
Kyoritsu Printing Co., Ltd.	1,000	2,753
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,715
Kyoto Kimono Yuzen Co., Ltd.	700	7,587
Kyowa Electronics Instruments Co., Ltd.	1,000	2,984
Kyowa Exeo Corp.	4,900	55,136
Kyowa Hakko Kirin Co., Ltd.	10,000	113,128
Kyowa Leather Cloth Co., Ltd.	700	2,075
Kyudenko Corp.	2,000	8,369
Kyushu Electric Power Co., Inc.*	19,200	289,607
Land Business Co., Ltd.	1,000	6,231
LAND Co., Ltd.*	1,300	249
Lawson, Inc.	2,300	175,549
LEC, Inc.	300	3,445
Leopalace21 Corp.*	7,300	31,281
Life Corp.	700	8,794
Lintec Corp.	2,600	46,951
Lion Corp.	12,000	69,570
LIXIL Group Corp.	13,640	332,404
Look, Inc.	2,000	5,848
M3, Inc.	16	35,943
Mabuchi Motor Co., Ltd.	900	48,094
Macnica, Inc.	500	11,343
Macromill, Inc.	2,800	16,572
Maeda Corp.	8,000	39,605
Maeda Road Construction Co., Ltd.	4,000	62,150
Maezawa Industries, Inc.	900	3,249
Maezawa Kasei Industries Co., Ltd.	900	8,875
Maezawa Kyuso Industries Co., Ltd.	400	$4,981
Makino Milling Machine Co., Ltd.	6,000	35,209
Makita Corp.	5,300	286,429
Mandom Corp.	1,300	43,255
Marche Corp.	300	2,483
Mars Engineering Corp.	600	11,464
Marubeni Construction Material Lease Co., Ltd.	1,000	1,684
Marubeni Corp.	73,000	487,992
Marubun Corp.	900	4,038
Marudai Food Co., Ltd.	6,000	19,359
Maruei Department Store Co., Ltd.*	2,000	3,690
Maruetsu, Inc.	2,000	6,171
Maruha Nichiro Holdings, Inc.	27,000	54,174
Marui Group Co., Ltd.	10,400	103,706
Maruichi Steel Tube Ltd.	2,800	71,510
Maruka Machinery Co., Ltd.	400	4,594
Marusan Securities Co., Ltd.	3,900	23,829
Maruwa Co., Ltd.	300	10,118
Maruwn Corp.	600	1,416
Maruyama Manufacturing Co., Inc.	2,000	4,799
Maruzen CHI Holdings Co., Ltd.*	600	1,700
Maruzen Showa Unyu Co., Ltd.	4,000	13,954
Matsuda Sangyo Co., Ltd.	800	10,002
Matsui Construction Co., Ltd.	1,000	3,327
Matsui Securities Co., Ltd.	6,800	60,266
Matsumotokiyoshi Holdings Co., Ltd.	1,400	40,456
Matsuya Co., Ltd.*	2,200	26,818
Matsuya Foods Co., Ltd.	500	7,895
Max Co., Ltd.	2,000	21,617
Mazda Motor Corp.*	140,000	551,926
MEC Co., Ltd.	800	3,646
Medical System Network Co., Ltd.	400	1,698
Medipal Holdings Corp.	7,600	102,988
Megachips Corp.	1,100	15,073
Megmilk Snow Brand Co., Ltd.	2,700	40,236
Meidensha Corp.	12,000	40,774
MEIJI Holdings Co., Ltd.	3,100	148,936
Meiji Shipping Co., Ltd.	1,100	4,436
Meiko Network Japan Co., Ltd.	900	11,806
Meito Sangyo Co., Ltd.	600	6,146
Meito Transportation Co., Ltd.	400	2,609
Meiwa Corp.	900	2,695
Meiwa Estate Co., Ltd.	700	2,851
Melco Holdings, Inc.	600	8,034
Michinoku Bank Ltd.	6,000	11,615
Mie Bank Ltd.	5,000	10,385
Milbon Co., Ltd.	600	21,174
Mimasu Semiconductor Industry Co., Ltd.	1,000	8,399
Minato Bank Ltd.	12,000	21,053
Minebea Co., Ltd.	15,000	54,749
Ministop Co., Ltd.	900	14,873
Miraca Holdings, Inc.	2,600	119,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mirait Holdings Corp.	3,600	$32,305
Misawa Homes Co., Ltd.	1,600	29,732
MISUMI Group, Inc.	2,600	71,488
Mitachi Co., Ltd.	200	861
Mito Securities Co., Ltd.	3,000	12,613
Mitsuba Corp.	2,000	31,095
Mitsubishi Chemical Holdings Corp.	55,000	258,419
Mitsubishi Corp.	68,310	1,170,182
Mitsubishi Electric Corp.	91,000	852,379
Mitsubishi Estate Co., Ltd.	70,000	1,863,985
Mitsubishi Gas Chemical Co., Inc.	13,000	95,554
Mitsubishi Heavy Industries Ltd.	148,000	822,222
Mitsubishi Kakoki Kaisha Ltd.*	3,000	5,172
Mitsubishi Logistics Corp.	6,000	83,787
Mitsubishi Materials Corp.	58,000	204,094
Mitsubishi Motors Corp.*	226,000	309,901
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	4,467
Mitsubishi Paper Mills Ltd.*	18,000	16,697
Mitsubishi Pencil Co., Ltd.	1,000	19,833
Mitsubishi Research Institute, Inc.	400	8,361
Mitsubishi Shokuhin Co., Ltd.	1,100	27,417
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	14,186
Mitsubishi Tanabe Pharma Corp.	6,800	88,102
Mitsubishi UFJ Financial Group, Inc.	663,600	4,094,809
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	93,356
Mitsuboshi Belting Co., Ltd.	3,000	14,156
Mitsui & Co., Ltd.	75,800	952,277
Mitsui Chemicals, Inc.	46,090	104,095
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	49,708
Mitsui Fudosan Co., Ltd.	42,000	1,235,269
Mitsui High-Tec, Inc.	1,400	8,851
Mitsui Home Co., Ltd.	1,000	4,739
Mitsui Matsushima Co., Ltd.	8,000	10,809
Mitsui Mining & Smelting Co., Ltd.	31,000	65,951
Mitsui O.S.K. Lines Ltd.*	41,000	159,982
Mitsui Sugar Co., Ltd.	5,000	15,880
Mitsui-Soko Co., Ltd.	5,000	24,803
Mitsumi Electric Co., Ltd.*	4,300	29,959
Mitsumura Printing Co., Ltd.	1,000	2,632
Mitsuuroko Holdings Co., Ltd.	1,900	9,253
Miura Co., Ltd.	2,000	49,849
Miyaji Engineering Group, Inc.*	4,000	5,485
Miyakoshi Holdings, Inc.*	300	932
Miyazaki Bank Ltd.	8,000	24,037
Miyoshi Oil & Fat Co., Ltd.	4,000	5,848
Mizuho Financial Group, Inc.	1,143,080	2,374,213
Mizuno Corp.	6,000	32,607
Mochida Pharmaceutical Co., Ltd.	5,000	63,571
Modec, Inc.	1,000	29,179
Monex Group, Inc.	70	25,302
MonotaRO Co., Ltd.	800	$19,496
Mori Seiki Co., Ltd.	6,800	76,447
Morinaga & Co., Ltd.	13,000	26,215
Morinaga Milk Industry Co., Ltd.	11,000	32,164
Morita Holdings Corp.	2,000	16,838
Morozoff Ltd.	2,000	6,392
Mory Industries, Inc.	2,000	6,292
MOS Food Services, Inc.	1,600	29,651
Moshi Moshi Hotline, Inc.	1,600	19,972
Mr Max Corp.	1,200	3,993
MS&AD Insurance Group Holdings, Inc.	26,100	663,684
Murata Manufacturing Co., Ltd.	9,200	700,343
Musashi Seimitsu Industry Co., Ltd.	1,200	28,929
Musashino Bank Ltd.	1,900	62,644
Mutoh Holdings Co., Ltd.	1,000	2,823
Nabtesco Corp.	5,100	106,083
NAC Co., Ltd.	400	6,651
Nachi-Fujikoshi Corp.	12,000	54,083
Nagaileben Co., Ltd.	1,200	20,024
Nagano Bank Ltd.	4,000	7,461
Nagano Keiki Co., Ltd.	800	6,267
Nagase & Co., Ltd.	6,300	80,354
Nagatanien Co., Ltd.	1,000	8,994
Nagoya Railroad Co., Ltd.	20,000	56,261
Naigai Co., Ltd.*	3,000	1,724
Nakabayashi Co., Ltd.	2,000	4,174
Nakamuraya Co., Ltd.	3,000	12,371
Nakano Corp.	1,000	2,178
Nakayama Steel Works Ltd.*	6,000	4,053
Nakayamafuku Co., Ltd.	700	5,357
Nakayo Telecommunications, Inc.	1,000	3,105
Namco Bandai Holdings, Inc.	8,600	139,605
Nankai Electric Railway Co., Ltd.	16,000	61,141
Nanto Bank Ltd.	11,000	44,918
Natori Co., Ltd.	600	5,529
NEC Capital Solutions Ltd.	300	6,028
NEC Corp.	113,000	247,237
NEC Fielding Ltd.	1,000	12,200
NEC Mobiling Ltd.	400	21,980
NEC Networks & System Integration Corp.	1,100	24,955
NET One Systems Co., Ltd.	900	6,951
Neturen Co., Ltd.	1,700	11,861
Nexon Co., Ltd.	6,100	67,286
Nexyz Corp.*	500	1,517
NGK Insulators Ltd.	13,000	161,222
NGK Spark Plug Co., Ltd.	9,000	180,218
NHK Spring Co., Ltd.	4,500	52,178
Nice Holdings, Inc.	5,000	10,335
Nichia Steel Works Ltd.	1,000	3,025
Nichias Corp.	6,000	37,810
Nichiban Co., Ltd.	1,000	4,094
Nichicon Corp.	3,900	37,435
Nichiden Corp.	500	12,044
Nichiha Corp.	1,200	17,871
Nichii Gakkan Co.	2,200	19,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nichi-iko Pharmaceutical Co., Ltd.	1,400	$30,137
Nichimo Co., Ltd.	1,000	1,845
Nichirei Corp.	7,000	36,277
Nichireki Co., Ltd.	1,000	6,362
Nidec Copal Corp.	900	7,650
Nidec Copal Electronics Corp.	1,200	5,384
Nidec Corp.	5,036	351,372
Nidec-Tosok Corp.	700	6,013
Nifco, Inc.	2,400	50,841
Nihon Chouzai Co., Ltd.	150	4,401
Nihon Dempa Kogyo Co., Ltd.	900	8,466
Nihon Eslead Corp.	500	5,359
Nihon Kohden Corp.	2,200	84,069
Nihon Nohyaku Co., Ltd.	2,000	19,056
Nihon Parkerizing Co., Ltd.	3,000	59,498
Nihon Tokushu Toryo Co., Ltd.	1,000	3,942
Nihon Trim Co., Ltd.	100	6,029
Nihon Unisys Ltd.	3,300	24,755
Nihon Yamamura Glass Co., Ltd.	5,000	8,621
Nikkato Corp.	400	1,835
Nikkiso Co., Ltd.	4,000	52,470
Nikko Co., Ltd.	1,000	3,489
Nikon Corp.	16,100	375,634
Nintendo Co., Ltd.	5,300	625,227
Nippo Corp.	3,000	49,365
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	12,634
Nippon Carbide Industries Co., Inc.	3,000	22,081
Nippon Carbon Co., Ltd.	6,000	10,526
Nippon Ceramic Co., Ltd.	800	10,518
Nippon Chemical Industrial Co., Ltd.	4,000	5,203
Nippon Chemi-Con Corp.*	7,000	26,820
Nippon Chemiphar Co., Ltd.	1,000	5,404
Nippon Chutetsukan KK	1,000	2,127
Nippon Coke & Engineering Co., Ltd.	10,000	10,486
Nippon Columbia Co., Ltd.*	10,000	4,134
Nippon Concrete Industries Co., Ltd.	1,000	2,642
Nippon Conveyor Co., Ltd.	3,000	2,329
Nippon Denko Co., Ltd.	5,000	13,763
Nippon Densetsu Kogyo Co., Ltd.	2,000	20,710
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,586
Nippon Electric Glass Co., Ltd.	20,000	97,399
Nippon Express Co., Ltd.	34,000	161,464
Nippon Felt Co., Ltd.	700	2,957
Nippon Filcon Co., Ltd.	900	3,711
Nippon Fine Chemical Co., Ltd.	1,000	6,281
Nippon Flour Mills Co., Ltd.	8,000	40,331
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	4,880
Nippon Gas Co., Ltd.	1,100	12,444
Nippon Hume Corp.	1,000	5,888
Nippon Kanzai Co., Ltd.	400	5,804
Nippon Kasei Chemical Co., Ltd.	2,000	2,682
Nippon Kayaku Co., Ltd.	5,000	$62,311
Nippon Kinzoku Co., Ltd.*	3,000	3,569
Nippon Koei Co., Ltd.	4,000	14,963
Nippon Konpo Unyu Soko Co., Ltd.	3,000	50,242
Nippon Koshuha Steel Co., Ltd.*	5,000	4,436
Nippon Kucho Service Co., Ltd.	300	2,632
Nippon Light Metal Holdings Co., Ltd.	29,000	35,088
Nippon Meat Packers, Inc.	8,000	122,363
Nippon Paint Co., Ltd.	7,000	84,412
Nippon Paper Industries Co., Ltd.	4,600	65,582
Nippon Parking Development Co., Ltd.	130	9,870
Nippon Pillar Packing Co., Ltd.	1,000	6,715
Nippon Piston Ring Co., Ltd.	4,000	6,695
Nippon Road Co., Ltd.	4,000	20,891
Nippon Seisen Co., Ltd.	1,000	4,325
Nippon Sharyo Ltd.	4,000	19,238
Nippon Sheet Glass Co., Ltd.*	38,000	35,632
Nippon Shinyaku Co., Ltd.	3,000	49,970
Nippon Shokubai Co., Ltd.	8,000	81,871
Nippon Signal Co., Ltd.	2,800	20,665
Nippon Soda Co., Ltd.	7,000	34,936
Nippon Steel & Sumitomo Metal Corp.	403,340	1,089,888
Nippon Steel Trading Co., Ltd.	2,000	5,203
Nippon Suisan Kaisha Ltd.	16,000	31,458
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	31,760
Nippon Systemware Co., Ltd.	400	1,690
Nippon Telegraph & Telephone Corp.	37,310	1,933,589
Nippon Television Holdings, Inc.	6,700	122,543
Nippon Thompson Co., Ltd.	4,000	20,528
Nippon Valqua Industries Ltd.	5,000	12,704
Nippon Yakin Kogyo Co., Ltd.*	6,500	7,209
Nippon Yusen KK	66,000	175,015
Nipro Corp.	4,800	53,527
Nishimatsu Construction Co., Ltd.	18,000	39,746
Nishimatsuya Chain Co., Ltd.	2,600	25,114
Nishi-Nippon City Bank Ltd.	37,000	96,622
Nissan Chemical Industries Ltd.	5,300	71,393
Nissan Motor Co., Ltd.	113,520	1,150,309
Nissan Shatai Co., Ltd.	4,000	45,049
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,065
Nissei Build Kogyo Co., Ltd.	4,000	6,574
Nissei Plastic Industrial Co., Ltd.	1,000	7,209
Nissen Holdings Co., Ltd.	2,400	7,598
Nissha Printing Co., Ltd.*	2,200	38,730
Nisshin Fudosan Co., Ltd.	700	4,644
Nisshin Oillio Group Ltd.	6,000	21,960
Nisshin Seifun Group, Inc.	10,500	125,771
Nisshin Steel Holdings Co., Ltd.	5,004	38,799
Nisshinbo Holdings, Inc.	8,000	57,028
Nissin Corp.	4,000	10,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nissin Electric Co., Ltd.	2,000	$12,805
Nissin Foods Holdings Co., Ltd.	3,200	129,542
Nissin Kogyo Co., Ltd.	2,100	38,070
Nissui Pharmaceutical Co., Ltd.	500	5,591
Nitori Holdings Co., Ltd.	1,850	149,224
Nitta Corp.	1,100	21,760
Nittetsu Mining Co., Ltd.	3,000	11,555
Nitto Boseki Co., Ltd.	10,000	31,155
Nitto Denko Corp.	7,620	490,175
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,116
Nitto Kogyo Corp.	1,800	32,995
Nitto Kohki Co., Ltd.	700	12,986
Nitto Seiko Co., Ltd.	1,000	3,166
Nitto Seimo Co., Ltd.	1,000	1,240
Nittoc Construction Co., Ltd.	750	2,352
NKSJ Holdings, Inc.	19,050	454,257
NOF Corp.	11,000	61,777
Nohmi Bosai Ltd.	1,000	8,510
NOK Corp.	5,000	79,502
Nomura Co., Ltd.	2,000	14,055
Nomura Holdings, Inc.	183,200	1,350,264
Nomura Real Estate Holdings, Inc.	3,700	81,849
Nomura Research Institute Ltd.	4,300	140,038
Noritake Co., Ltd.	6,000	15,608
Noritsu Koki Co., Ltd.	1,100	7,165
Noritz Corp.	2,300	39,933
North Pacific Bank Ltd.	18,400	67,715
NS Solutions Corp.	1,000	18,683
NS United Kaiun Kaisha Ltd.*	4,000	5,727
NSD Co., Ltd.	2,300	23,700
NSK Ltd.	18,000	172,232
NTN Corp.	23,000	70,962
NTT Data Corp.	59	209,397
NTT DOCOMO, Inc.	741	1,151,322
NTT Urban Development Corp.	62	76,140
Obara Group, Inc.	800	24,198
Obayashi Corp.	27,000	140,200
Obayashi Road Corp.	1,000	3,932
OBIC Business Consultants Ltd.	300	16,576
Obic Co., Ltd.	200	52,329
Odakyu Electric Railway Co., Ltd.	28,000	273,281
Oenon Holdings, Inc.	3,000	6,927
Ogaki Kyoritsu Bank Ltd.	16,000	46,622
Ohara, Inc.	400	2,763
Ohashi Technica, Inc.	600	4,761
OIE Sangyo Co., Ltd.	300	2,411
Oiles Corp.	1,300	26,962
Oita Bank Ltd.	7,000	22,232
OIZUMI Corp.	400	3,513
Oji Holdings Corp.	45,000	181,488
Okabe Co., Ltd.	2,700	26,134
Okamoto Industries, Inc.	4,000	12,261
Okamura Corp.	4,000	27,022
Okasan Securities Group, Inc.	6,000	49,788
Okaya Electric Industries Co., Ltd.	600	2,002
OKI Electric Cable Co., Ltd.	1,000	1,371
Oki Electric Industry Co., Ltd.*	36,000	69,691
Okinawa Electric Power Co., Inc.	700	$26,538
OKK Corp.	4,000	5,606
OKUMA Corp.	5,000	37,760
Okumura Corp.	13,000	49,808
Okura Industrial Co., Ltd.	3,000	10,678
Okuwa Co., Ltd.	1,000	10,204
Olympic Group Corp.	800	5,727
Olympus Corp.*	10,300	313,112
Omron Corp.	8,900	264,900
Ono Pharmaceutical Co., Ltd.	4,800	325,711
ONO Sokki Co., Ltd.	1,000	4,295
Onoken Co., Ltd.	1,000	9,316
Onward Holdings Co., Ltd.	8,000	66,223
Optex Co., Ltd.	800	12,898
Oracle Corp. Japan	1,900	78,831
Organo Corp.	2,000	10,042
Orient Corp.*	16,500	39,595
Oriental Land Co., Ltd.	2,800	433,071
Origin Electric Co., Ltd.	1,000	3,075
ORIX Corp.	49,900	681,735
Osaka Gas Co., Ltd.	86,000	363,319
Osaka Securities Finance Co., Ltd.	1,400	3,981
Osaka Steel Co., Ltd.	800	13,309
OSAKA Titanium Technologies Co.	1,100	19,653
Osaki Electric Co., Ltd.	1,000	5,666
OSG Corp.	2,200	32,962
Otsuka Corp.	900	100,000
Otsuka Holdings Co., Ltd.	18,300	604,280
Oyo Corp.	1,200	18,717
P.S. Mitsubishi Construction Co., Ltd.	800	2,928
Pacific Industrial Co., Ltd.	2,000	15,729
Pacific Metals Co., Ltd.	9,000	37,205
Pack Corp.	900	14,791
Pal Co., Ltd.	700	20,334
Paltac Corp.	1,050	13,932
PanaHome Corp.	4,000	25,812
Panasonic Corp.*	104,285	838,023
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,033
Panasonic Information Systems	200	4,537
Paramount Bed Holdings Co., Ltd.	900	29,583
Parco Co., Ltd.	500	5,072
Paris Miki Holdings, Inc.	1,500	7,547
Park24 Co., Ltd.	2,100	38,091
Pasco Corp.	1,000	3,599
Pasona Group, Inc.	10	6,604
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	4,743
Penta-Ocean Construction Co., Ltd.	17,000	38,052
PGM Holdings KK	3,000	28,100
PIA Corp.	300	4,746
Pigeon Corp.	800	63,722
Pilot Corp.	1,000	33,928
Piolax, Inc.	500	12,145
Pioneer Corp.*	17,600	34,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pixela Corp.*	500	$766
Plenus Co., Ltd.	1,500	24,667
Pocket Card Co., Ltd.	1,100	6,965
Point, Inc.	1,030	49,485
Pola Orbis Holdings, Inc.	1,100	37,210
Poplar Co., Ltd.	300	1,848
Press Kogyo Co., Ltd.	5,000	21,325
Prima Meat Packers Ltd.	7,000	13,975
Pronexus, Inc.	1,300	8,428
Raito Kogyo Co., Ltd.	2,900	19,386
Rasa Corp.	500	2,153
Rasa Industries Ltd.*	4,000	4,557
Renaissance, Inc.	500	3,403
Renesas Electronics Corp.*	3,200	12,744
Rengo Co., Ltd.	10,000	48,094
Renown, Inc.*	2,500	2,974
Resona Holdings, Inc.	92,600	450,956
Resort Solution Co., Ltd.	1,000	2,087
Resorttrust, Inc.	1,900	59,866
Rheon Automatic Machinery Co., Ltd.	1,000	2,279
Rhythm Watch Co., Ltd.	6,000	8,953
Ricoh Co., Ltd.	26,000	309,337
Ricoh Leasing Co., Ltd.	800	21,383
Right On Co., Ltd.	900	8,158
Riken Corp.	4,000	15,971
Riken Keiki Co., Ltd.	1,000	7,471
Riken Technos Corp.	2,000	6,050
Ringer Hut Co., Ltd.	900	12,250
Rinnai Corp.	1,200	85,420
Riso Kagaku Corp.	900	19,936
Riso Kyoiku Co., Ltd.	130	11,430
Rock Field Co., Ltd.	600	11,355
Rohm Co., Ltd.	4,300	173,422
Rohto Pharmaceutical Co., Ltd.	5,000	71,032
Roland Corp.	1,100	10,204
Roland DG Corp.	500	12,195
Round One Corp.	3,300	20,030
Royal Holdings Co., Ltd.	1,800	26,207
Ryobi Ltd.	7,000	20,256
Ryoden Trading Co., Ltd.	1,000	6,463
Ryohin Keikaku Co., Ltd.	1,000	82,073
Ryosan Co., Ltd.	1,900	33,467
Ryoyo Electro Corp.	1,600	13,099
S Foods, Inc.	500	4,537
S.T. Corp.	600	6,140
Sagami Chain Co., Ltd.	1,000	7,864
Saibu Gas Co., Ltd.	13,000	31,327
Saizeriya Co., Ltd.	1,600	21,682
Sakai Chemical Industry Co., Ltd.	4,000	10,688
Sakai Heavy Industries Ltd.	2,000	4,961
Sakai Moving Service Co., Ltd.	200	5,424
Sakai Ovex Co., Ltd.	3,000	3,962
Sakata INX Corp.	2,000	16,858
Sakata Seed Corp.	2,000	27,768
Sakurada Co., Ltd.*†(b)	6,000	—
Sala Corp.	1,000	5,293
San Holdings, Inc.	200	2,662
San-A Co., Ltd.	400	19,379
San-Ai Oil Co., Ltd.	2,000	7,401
Sanden Corp.	7,000	$27,596
Sangetsu Co., Ltd.	2,100	52,553
San-In Godo Bank Ltd.	7,000	51,946
Sanix, Inc.*	1,800	24,138
Sanken Electric Co., Ltd.	7,000	32,960
Sanki Engineering Co., Ltd.	3,000	17,907
Sanko Metal Industrial Co., Ltd.	1,000	2,289
Sankyo Co., Ltd.	2,200	103,922
Sankyo Seiko Co., Ltd.	2,000	7,018
Sankyo Tateyama, Inc.	1,700	43,040
Sankyu, Inc.	15,000	56,564
Sanoh Industrial Co., Ltd.	1,400	10,065
Sanrio Co., Ltd.	2,000	93,063
Sanritsu Corp.	300	1,570
Sanshin Electronics Co., Ltd.	1,500	9,105
Sansui Electric Co., Ltd.*†(b)	68,000	—
Santen Pharmaceutical Co., Ltd.	3,000	129,159
Sanwa Holdings Corp.	12,000	64,731
Sanyo Chemical Industries Ltd.	3,000	18,754
Sanyo Housing Nagoya Co., Ltd.	1,000	11,988
Sanyo Industries Ltd.	1,000	1,885
Sanyo Shokai Ltd.	6,000	15,003
Sanyo Special Steel Co., Ltd.	6,000	28,917
Sapporo Holdings Ltd.	19,000	69,732
Sasebo Heavy Industries Co., Ltd.*	8,000	7,340
Sata Construction Co., Ltd.	4,000	2,944
Sato Holdings Corp.	1,200	22,396
Sato Shoji Corp.	1,000	5,616
Satori Electric Co., Ltd.	900	4,537
Sawai Pharmaceutical Co., Ltd.	400	47,792
SAXA Holdings, Inc.	3,000	4,900
SBI Holdings, Inc.	11,260	124,316
Schott Moritex Corp.*	200	605
Scroll Corp.	1,700	4,542
SCSK Corp.	2,232	42,984
Secom Co., Ltd.	9,900	539,020
Sega Sammy Holdings, Inc.	8,900	222,814
Seibu Electric Industry Co., Ltd.	1,000	4,094
Seika Corp.	4,000	9,881
Seikagaku Corp.	2,400	29,014
Seikitokyu Kogyo Co., Ltd.*	3,000	2,208
Seiko Epson Corp.	6,800	92,902
Seiko Holdings Corp.	6,000	24,259
Seino Holdings Co., Ltd.	9,000	78,947
Seiren Co., Ltd.	3,200	19,972
Sekisui Chemical Co., Ltd.	18,000	191,107
Sekisui House Ltd.	29,000	419,298
Sekisui Jushi Corp.	1,000	12,301
Sekisui Plastics Co., Ltd.	2,000	5,324
Senko Co., Ltd.	4,000	20,528
Senshu Ikeda Holdings, Inc.	6,880	35,725
Senshukai Co., Ltd.	2,200	18,988
Seven & I Holdings Co., Ltd.	37,600	1,374,269
Seven Bank Ltd.	26,000	94,374
Sharp Corp.*	50,000	201,654
Shibaura Mechatronics Corp.*	2,000	4,699
Shibusawa Warehouse Co., Ltd.	3,000	12,674
Shibuya Kogyo Co., Ltd.	700	6,133
Shiga Bank Ltd.	11,000	56,453
Shikibo Ltd.	7,000	7,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shikoku Bank Ltd.	8,000	$18,955
Shikoku Chemicals Corp.	1,000	6,755
Shikoku Electric Power Co., Inc.*	7,600	137,241
Shima Seiki Manufacturing Ltd.	1,600	27,828
Shimachu Co., Ltd.	2,300	56,561
Shimadzu Corp.	12,000	96,552
Shimamura Co., Ltd.	800	97,197
Shimano, Inc.	3,500	297,136
Shimizu Bank Ltd.	400	11,696
Shimizu Corp.	33,000	132,759
Shimojima Co., Ltd.	800	7,655
Shin Nippon Air Technologies Co., Ltd.	900	5,309
Shin Nippon Biomedical Laboratories Ltd.*	700	9,055
Shinagawa Refractories Co., Ltd.	3,000	5,868
Shindengen Electric Manufacturing Co., Ltd.	4,000	19,399
Shin-Etsu Chemical Co., Ltd.	16,700	1,107,945
Shin-Etsu Polymer Co., Ltd.	2,500	7,839
Shingakukai Co., Ltd.	600	2,250
Shinkawa Ltd.	900	6,724
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,852
Shinko Electric Industries Co., Ltd.	3,100	36,320
Shinko Plantech Co., Ltd.	2,600	19,583
Shinko Shoji Co., Ltd.	1,100	9,405
Shinmaywa Industries Ltd.	5,000	38,919
Shinnihon Corp.	1,600	4,614
Shinsei Bank Ltd.	79,000	179,220
Shinsho Corp.	3,000	5,687
Shinwa Co., Ltd.	600	6,897
Shinyei Kaisha*	1,000	2,027
Shionogi & Co., Ltd.	13,700	285,935
Ship Healthcare Holdings, Inc.	1,500	55,203
Shiroki Corp.	2,000	4,114
Shiseido Co., Ltd.	17,400	259,123
Shizuoka Bank Ltd.	23,000	247,903
Shizuoka Gas Co., Ltd.	3,000	21,416
Sho-Bond Holdings Co., Ltd.	900	35,436
Shobunsha Publications, Inc.	700	4,136
Shochiku Co., Ltd.	4,000	36,943
Shoko Co., Ltd.	4,000	5,525
Showa Corp.	2,600	33,503
Showa Denko KK	41,000	54,154
Showa Sangyo Co., Ltd.	5,000	15,426
Showa Shell Sekiyu KK	9,300	76,515
Shuei Yobiko Co., Ltd.	200	708
Siix Corp.	700	8,385
Simplex Holdings, Inc.	20	9,044
Sinanen Co., Ltd.	2,000	7,401
Sinfonia Technology Co., Ltd.	7,000	11,222
Sintokogio Ltd.	2,600	21,575
SK Japan Co., Ltd.	200	579
SKY Perfect JSAT Holdings, Inc.	90	41,107
SMC Corp.	30,200	6,065,578
SMK Corp.	3,000	8,439
SNT Corp.	1,200	$4,162
Soda Nikka Co., Ltd.	1,000	4,003
Softbank Corp.	42,806	2,498,959
Softbank Technology Corp.	200	2,571
Softbrain Co., Ltd.*	2,000	2,379
Sogo Medical Co., Ltd.	200	7,562
Sohgo Security Services Co., Ltd.	4,700	85,062
Sojitz Corp.	49,100	81,685
Sony Corp.	56,700	1,187,967
Sony Financial Holdings, Inc.	7,300	115,337
Soshin Electric Co., Ltd.	600	2,063
Sotetsu Holdings, Inc.	5,000	18,048
SPK Corp.	200	3,428
Square Enix Holdings Co., Ltd.	4,000	48,155
SRA Holdings, Inc.	600	6,388
St. Marc Holdings Co., Ltd.	400	18,048
Stanley Electric Co., Ltd.	6,700	130,514
Star Micronics Co., Ltd.	2,300	24,883
Start Today Co., Ltd.	2,900	56,725
Starzen Co., Ltd.	4,000	10,486
Stella Chemifa Corp.	500	7,814
Studio Alice Co., Ltd.	500	7,098
Sugi Holdings Co., Ltd.	1,000	38,012
Sugimoto & Co., Ltd.	600	4,924
Sumco Corp.	4,600	50,601
Sumida Corp.	700	3,324
Sumikin Bussan Corp.	5,000	13,712
Suminoe Textile Co., Ltd.	3,000	6,957
Sumiseki Holdings, Inc.*	3,800	4,521
Sumitomo Bakelite Co., Ltd.	12,000	44,888
Sumitomo Chemical Co., Ltd.	58,000	182,456
Sumitomo Corp.	50,580	630,848
Sumitomo Densetsu Co., Ltd.	900	12,931
Sumitomo Electric Industries Ltd.	31,500	376,679
Sumitomo Forestry Co., Ltd.	4,800	58,367
Sumitomo Heavy Industries Ltd.	29,000	122,222
Sumitomo Light Metal Industries Ltd.	21,000	19,268
Sumitomo Metal Mining Co., Ltd.	24,000	267,635
Sumitomo Mitsui Construction Co., Ltd.*	7,600	5,824
Sumitomo Mitsui Financial Group, Inc.	66,650	3,057,648
Sumitomo Mitsui Trust Holdings, Inc.	169,410	790,853
Sumitomo Osaka Cement Co., Ltd.	20,000	63,722
Sumitomo Pipe & Tube Co., Ltd.	800	8,066
Sumitomo Precision Products Co., Ltd.	2,000	7,784
Sumitomo Real Estate Sales Co., Ltd.	440	24,444
Sumitomo Realty & Development Co., Ltd.	21,000	837,417
Sumitomo Rubber Industries Ltd.	6,500	106,302
Sumitomo Seika Chemicals Co., Ltd.	2,000	7,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Warehouse Co., Ltd.	9,000	$51,452
Sun Frontier Fudousan Co., Ltd.	10	8,359
Sundrug Co., Ltd.	900	38,203
Sun-Wa Technos Corp.	600	6,110
Suruga Bank Ltd.	10,000	181,690
Suzuden Corp.	300	1,591
Suzuken Co., Ltd.	2,900	97,661
Suzuki Motor Corp.	18,000	415,063
SWCC Showa Holdings Co., Ltd.*	15,000	12,099
Sysmex Corp.	3,100	202,853
Systena Corp.	1,000	7,481
T Hasegawa Co., Ltd.	1,600	23,005
T&D Holdings, Inc.	29,700	399,474
T.RAD Co., Ltd.	4,000	13,874
Tac Co., Ltd.*	700	1,426
Tachibana Eletech Co., Ltd.	700	6,691
Tachi-S Co., Ltd.	1,600	21,391
Tact Home Co., Ltd.	10	18,119
Tadano Ltd.	5,000	64,025
Taihei Dengyo Kaisha Ltd.	1,000	6,594
Taihei Kogyo Co., Ltd.	2,000	7,320
Taiheiyo Cement Corp.	47,000	150,222
Taiheiyo Kouhatsu, Inc.	4,000	3,912
Taiho Kogyo Co., Ltd.	800	10,470
Taikisha Ltd.	2,100	51,664
Taiko Pharmaceutical Co., Ltd.	400	5,114
Taisei Corp.	45,000	162,886
Taisei Lamick Co., Ltd.	300	7,256
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	141,964
Taiyo Holdings Co., Ltd.	900	29,129
Taiyo Nippon Sanso Corp.	13,000	89,786
Taiyo Yuden Co., Ltd.	4,700	71,604
Takachiho Koheki Co., Ltd.	500	4,537
Takada Kiko Co., Ltd.	1,000	2,087
Takamatsu Construction Group Co., Ltd.	1,000	15,820
Takano Co., Ltd.	400	1,827
Takaoka Toko Holdings Co., Ltd.	400	6,251
Taka-Q Co., Ltd.	500	1,931
Takara Holdings, Inc.	6,000	52,329
Takara Leben Co., Ltd.	4,400	16,903
Takara Printing Co., Ltd.	700	4,821
Takara Standard Co., Ltd.	5,000	34,634
Takasago International Corp.	4,000	19,117
Takasago Thermal Engineering Co., Ltd.	3,900	32,952
Takashima & Co., Ltd.	2,000	5,949
Takashimaya Co., Ltd.	13,000	131,730
Takata Corp.	1,900	41,015
Take And Give Needs Co., Ltd.	60	13,376
Takeda Pharmaceutical Co., Ltd.	53,700	2,425,650
Takihyo Co., Ltd.	1,000	4,336
Takiron Co., Ltd.	3,000	12,674
Takuma Co., Ltd.	4,000	29,966
Tamron Co., Ltd.	1,200	25,106
Tamura Corp.	3,000	6,534
Tanaka Co., Ltd.	300	1,618
Tanseisha Co., Ltd.	1,000	$4,315
TASAKI & Co., Ltd.*	200	998
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	18,855
Taya Co., Ltd.	200	1,524
Tayca Corp.	2,000	5,445
TBK Co., Ltd.	1,000	4,608
TDC Software Engineering, Inc.	200	1,597
TDK Corp.	4,600	158,853
Teac Corp.*	6,000	3,085
Tecmo Koei Holdings Co., Ltd.	2,400	21,488
Teijin Ltd.	27,000	59,347
Teikoku Electric Manufacturing Co., Ltd.	400	7,905
Teikoku Sen-I Co., Ltd.	1,000	7,300
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,408
Tekken Corp.*	8,000	9,034
Temp Holdings Co., Ltd.	1,700	38,823
Ten Allied Co., Ltd.*	800	2,420
Tenma Corp.	1,100	12,910
Terumo Corp.	7,100	353,282
T-Gaia Corp.	2,000	18,895
THK Co., Ltd.	5,300	111,419
Tigers Polymer Corp.	600	2,426
Titan Kogyo KK	1,000	2,117
TKC Corp.	900	16,334
Toa Corp.*	11,000	15,084
TOA Corp.	1,000	7,945
Toa Road Corp.	2,000	8,570
Toabo Corp.	4,000	2,742
Toagosei Co., Ltd.	13,000	52,299
Tobishima Corp.*	8,000	8,308
Tobu Railway Co., Ltd.	47,000	242,156
Tobu Store Co., Ltd.	1,000	2,672
TOC Co., Ltd.	4,700	30,471
Tocalo Co., Ltd.	600	7,955
Tochigi Bank Ltd.	6,000	20,690
Toda Corp.	14,000	38,818
Toda Kogyo Corp.	1,000	2,601
Toei Co., Ltd.	5,000	32,164
Toenec Corp.	1,000	4,870
Toho Bank Ltd.	10,000	30,651
Toho Co., Ltd.	5,400	111,180
TOHO Co., Ltd.	2,000	7,179
Toho Gas Co., Ltd.	11,000	56,897
Toho Holdings Co., Ltd.	3,700	61,182
Toho Titanium Co., Ltd.	2,100	15,817
Toho Zinc Co., Ltd.	7,000	20,115
Tohoku Bank Ltd.	6,000	8,530
Tohoku Electric Power Co., Inc.*	21,400	267,338
Tohto Suisan Co., Ltd.	2,000	2,924
Tokai Carbon Co., Ltd.	12,000	31,821
TOKAI Holdings Corp.	2,000	6,493
Tokai Rika Co., Ltd.	2,900	57,895
Tokai Rubber Industries Ltd.	2,000	17,987
Tokai Senko KK	1,000	1,089
Tokai Tokyo Financial Holdings, Inc.	9,600	65,433
Token Corp.	520	28,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	33,800	$1,071,799
Toko, Inc.*	5,000	14,872
Tokushu Tokai Paper Co., Ltd.	8,000	15,971
Tokuyama Corp.	11,000	35,047
Tokyo Broadcasting System Holdings, Inc.	3,700	49,990
Tokyo Denpa Co., Ltd.	300	2,275
Tokyo Dome Corp.	9,000	55,717
Tokyo Electric Power Co., Inc.*	79,000	408,621
Tokyo Electron Ltd.	7,200	364,428
Tokyo Energy & Systems, Inc.	1,000	4,446
Tokyo Gas Co., Ltd.	107,000	591,208
Tokyo Individualized Educational Institute, Inc.	900	1,924
Tokyo Keiki, Inc.	4,000	8,348
Tokyo Kikai Seisakusho Ltd.*	3,000	3,630
Tokyo Ohka Kogyo Co., Ltd.	2,300	52,874
Tokyo Rakutenchi Co., Ltd.	2,000	9,679
Tokyo Rope Manufacturing Co., Ltd.*	8,000	9,921
Tokyo Sangyo Co., Ltd.	1,000	3,045
Tokyo Seimitsu Co., Ltd.	2,300	51,227
Tokyo Steel Manufacturing Co., Ltd.	7,100	23,552
Tokyo Tatemono Co., Ltd.	17,000	141,581
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,440
Tokyo Tekko Co., Ltd.	2,000	7,058
Tokyo Theatres Co., Inc.	4,000	6,090
Tokyo Tomin Bank Ltd.	2,300	27,225
Tokyotokeiba Co., Ltd.	8,000	27,344
Tokyu Community Corp.	300	13,097
Tokyu Construction Co., Ltd.*	4,940	11,655
Tokyu Corp.	53,000	346,814
Tokyu Land Corp.	18,000	165,154
Tokyu Livable, Inc.	1,300	24,996
Toli Corp.	3,000	6,050
Tomato Bank Ltd.	4,000	7,219
Tomen Devices Corp.	100	1,670
Tomen Electronics Corp.	500	5,903
Tomoe Corp.	1,800	6,207
Tomoe Engineering Co., Ltd.	400	6,562
Tomoegawa Co., Ltd.	2,000	3,569
Tomoku Co., Ltd.	4,000	12,422
TOMONY Holdings, Inc.	9,400	36,584
Tomy Co., Ltd.	3,700	17,310
Tonami Holdings Co., Ltd.	2,000	4,094
TonenGeneral Sekiyu KK	12,000	116,273
Top Culture Co., Ltd.	400	1,698
Topcon Corp.	2,800	28,401
Toppan Forms Co., Ltd.	2,600	22,545
Toppan Printing Co., Ltd.	27,000	187,568
Topre Corp.	2,500	21,602
Topy Industries Ltd.	10,000	19,661
Toray Industries, Inc.	75,000	485,481
Torigoe Co., Ltd.	1,200	7,731
Torii Pharmaceutical Co., Ltd.	800	17,165
Torishima Pump Manufacturing Co., Ltd.	1,500	12,266
Tose Co., Ltd.	300	1,930
Toshiba Corp.	181,000	870,508
Toshiba Machine Co., Ltd.	7,000	$34,231
Toshiba Plant Systems & Services Corp.	2,000	29,966
Toshiba TEC Corp.	7,000	37,760
Tosho Printing Co., Ltd.	1,000	2,460
Tosoh Corp.	20,000	69,369
Totetsu Kogyo Co., Ltd.	1,000	17,937
TOTO Ltd.	13,000	132,254
Totoku Electric Co., Ltd.*	1,000	998
Tottori Bank Ltd.	3,000	5,808
Touei Housing Corp.	900	17,586
Toukei Computer Co., Ltd.	200	2,662
Tow Co., Ltd.	300	1,821
Towa Bank Ltd.	13,000	11,797
Towa Corp.	1,200	8,034
Towa Pharmaceutical Co., Ltd.	600	24,440
Toyo Construction Co., Ltd.	3,600	8,566
Toyo Corp.	1,600	19,875
Toyo Electric Manufacturing Co., Ltd.	2,000	5,344
Toyo Engineering Corp.	8,000	34,442
Toyo Ink SC Holdings Co., Ltd.	11,000	54,346
Toyo Kanetsu KK	6,000	15,003
Toyo Kohan Co., Ltd.	3,000	10,103
Toyo Logistics Co., Ltd.	1,000	2,581
Toyo Machinery & Metal Co., Ltd.	1,000	2,400
Toyo Securities Co., Ltd.	4,000	12,099
Toyo Seikan Kaisha Ltd.	7,600	117,011
Toyo Shutter Co., Ltd.	200	1,190
Toyo Sugar Refining Co., Ltd.	2,000	1,916
Toyo Suisan Kaisha Ltd.	5,000	166,364
Toyo Tanso Co., Ltd.	700	12,379
Toyo Tire & Rubber Co., Ltd.	10,000	52,632
Toyo Wharf & Warehouse Co., Ltd.	3,000	5,203
Toyobo Co., Ltd.	40,000	60,899
Toyoda Gosei Co., Ltd.	2,400	58,826
Toyota Boshoku Corp.	1,800	25,953
Toyota Industries Corp.	8,400	343,860
Toyota Motor Corp.	270,240	16,321,209
Toyota Tsusho Corp.	9,300	239,767
TPR Co., Ltd.	1,500	23,624
Transcosmos, Inc.	1,600	24,231
Trend Micro, Inc.	3,000	95,281
Trusco Nakayama Corp.	1,500	29,855
TS Tech Co., Ltd.	2,300	73,049
TSI Holdings Co., Ltd.	4,825	28,508
Tsubakimoto Chain Co.	6,000	35,451
Tsubakimoto Kogyo Co., Ltd.	1,000	2,662
Tsudakoma Corp.*	3,000	5,142
Tsugami Corp.	3,000	17,423
Tsukamoto Corp. Co., Ltd.	2,000	2,863
Tsukishima Kikai Co., Ltd.	2,000	19,540
Tsukuba Bank Ltd.	5,400	18,784
Tsumura & Co.	2,700	79,601
Tsuruha Holdings, Inc.	400	37,871
Tsutsumi Jewelry Co., Ltd.	500	11,489
TV Asahi Corp.	3,000	64,912
Tv Tokyo Holdings Corp.	500	8,600
TYK Corp.	1,000	1,714

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ube Industries Ltd.	45,000	$83,485
Uchida Yoko Co., Ltd.	2,000	5,767
Ueki Corp.	1,000	1,714
UKC Holdings Corp.	700	11,695
Ulvac, Inc.*	2,200	17,435
Unicafe, Inc.	300	1,531
Unicharm Corp.	4,900	277,163
Uniden Corp.	3,000	6,927
Union Tool Co.	800	14,309
Unipres Corp.	1,600	28,683
United Arrows Ltd.	1,100	45,972
Unitika Ltd.*	29,000	14,620
UNY Group Holdings Co., Ltd.	7,900	53,208
U-Shin Ltd.	1,400	9,923
Ushio, Inc.	6,300	83,085
USS Co., Ltd.	910	115,516
Utoc Corp.	900	2,995
Valor Co., Ltd.	2,400	44,622
Vital KSK Holdings, Inc.	2,300	17,393
Wacoal Holdings Corp.	6,000	59,952
Wacom Co., Ltd.	8,000	88,163
Wakachiku Construction Co., Ltd.*	7,000	5,999
Wakamoto Pharmaceutical Co., Ltd.*	1,000	2,712
Warabeya Nichiyo Co., Ltd.	700	10,714
Watabe Wedding Corp.	300	2,199
WATAMI Co., Ltd.	1,400	24,872
Weathernews, Inc.	300	6,316
West Japan Railway Co.	7,300	309,871
Wood One Co., Ltd.	2,000	6,090
Xebio Co., Ltd.	1,400	28,683
Y.A.C. Co., Ltd.	500	2,803
Yachiyo Bank Ltd.	600	18,149
Yahagi Construction Co., Ltd.	1,700	7,370
Yahoo! Japan Corp.	639	315,054
Yaizu Suisankagaku Industry Co., Ltd.	600	5,172
Yakult Honsha Co., Ltd.	6,200	256,927
YAMABIKO Corp.	500	13,138
Yamada Denki Co., Ltd.	3,680	149,345
Yamada SxL Home Co., Ltd.*	6,000	8,288
Yamagata Bank Ltd.	7,000	29,361
Yamaguchi Financial Group, Inc.	5,000	49,254
Yamaha Corp.	7,600	87,126
Yamaha Motor Co., Ltd.	12,700	164,544
Yamaichi Electronics Co., Ltd.*	1,200	2,129
Yamanashi Chuo Bank Ltd.	7,000	29,572
Yamashita Medical Instruments Co., Ltd.	100	1,796
Yamatane Corp.	6,000	10,163
Yamato Corp.	1,000	3,660
Yamato Holdings Co., Ltd.	16,500	347,867
Yamato International, Inc.	700	3,035
Yamato Kogyo Co., Ltd.	1,300	39,781
Yamaura Corp.	500	1,361
Yamaya Corp.	110	1,528
Yamazaki Baking Co., Ltd.	6,000	70,478
Yamazawa Co., Ltd.	300	4,728
Yamazen Corp.	4,700	29,618
Yaoko Co., Ltd.	500	18,401
Yaskawa Electric Corp.	9,000	$109,528
Yasuda Warehouse Co., Ltd.	1,000	8,853
Yellow Hat Ltd.	1,100	22,215
Yodogawa Steel Works Ltd.	9,000	35,844
Yokogawa Bridge Holdings Corp.	2,000	19,540
Yokogawa Electric Corp.	7,200	86,171
Yokohama Reito Co., Ltd.	2,600	20,684
Yokohama Rubber Co., Ltd.	10,000	100,524
Yokowo Co., Ltd.	1,000	5,193
Yomeishu Seizo Co., Ltd.	1,000	8,167
Yomiuri Land Co., Ltd.	2,000	14,983
Yondenko Corp.	1,000	3,408
Yonekyu Corp.	1,000	7,895
Yorozu Corp.	700	11,645
Yoshinoya Holdings Co., Ltd.	30	35,057
Yuasa Trading Co., Ltd.	12,000	20,932
Yuken Kogyo Co., Ltd.	2,000	4,134
Yurtec Corp.	2,000	6,050
Yusen Logistics Co., Ltd.	900	8,149
Yushin Precision Equipment Co., Ltd.	600	10,224
Yushiro Chemical Industry Co., Ltd.	600	5,729
Zappallas, Inc.	10	7,028
Zenkoku Hosho Co. Ltd.	1,200	38,233
Zenrin Co., Ltd.	1,700	18,820
Zensho Holdings Co., Ltd.	4,600	52,503
Zeon Corp.	7,000	82,154
ZERIA Pharmaceutical Co., Ltd.	1,000	15,174
Zuken, Inc.	800	5,283

		175,658,541

Luxembourg (0.1%)
ArcelorMittal S.A.	105,877	1,181,624

Malaysia (0.6%)
Genting Bhd	1,108,800	3,663,830
Sime Darby Bhd	1,257,700	3,813,504

		7,477,334

Mexico (0.0%)
Fresnillo plc	9,383	125,871

Netherlands (3.2%)
ASML Holding N.V.	38,191	3,013,500
Heineken N.V.	75,987	4,841,570
ING Groep N.V. (CVA)*	414,856	3,779,981
Koninklijke Philips N.V.	97,333	2,653,595
Royal Dutch Shell plc (BATS Europe Exchange), Class A	166,093	5,306,491
Royal Dutch Shell plc (Euro Comp Exchange), Class A	209,749	6,699,373
Royal Dutch Shell plc, Class B	154,970	5,128,867
Unilever N.V. (CVA)	168,809	6,647,938

		38,071,315

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	57,287
Telecom Corp. of New Zealand Ltd.	15,442	26,762

		84,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore (0.5%)
DBS Group Holdings Ltd.	128,702	$1,573,871
Singapore Telecommunications Ltd. (CDI)	4,529	13,130
United Overseas Bank Ltd.	307,049	4,811,040

		6,398,041

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,406,826	11,802,052
Banco Santander S.A.	1,678,008	10,706,846
Iberdrola S.A.	540,247	2,852,230
Inditex S.A.	22,757	2,809,317
Repsol S.A.	82,977	1,750,794
Telefonica S.A.	427,062	5,472,690

		35,393,929

Sweden (1.8%)
Atlas Copco AB, Class A	271,225	6,552,012
Investor AB, Class B	204,903	5,509,016
Sandvik AB	332,835	3,980,461
Volvo AB, Class B	339,458	4,545,612

		20,587,101

Switzerland (5.0%)
ABB Ltd. (Registered)*	248,271	5,390,967
Cie Financiere Richemont S.A., Class A	92,167	8,152,615
Glencore Xstrata plc	1,378,974	5,707,939
Holcim Ltd. (Registered)*	70,060	4,884,285
Nestle S.A. (Registered)	95,830	6,285,182
Novartis AG (Registered)	83,200	5,910,455
Roche Holding AG	37,818	9,408,957
Syngenta AG (Registered)	16,780	6,565,971
UBS AG (Registered)*	328,901	5,599,204
Wolseley plc	15,574	718,435

		58,624,010

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	349,102	6,395,549

United Kingdom (14.4%)
Aberdeen Asset Management plc	54,586	317,810
Admiral Group plc	11,094	223,910
Aggreko plc	14,289	356,853
AMEC plc	16,541	252,838
Anglo American plc	206,148	3,969,427
Antofagasta plc	19,867	240,223
ARM Holdings plc	81,748	988,460
Associated British Foods plc	20,218	533,522
AstraZeneca plc	71,377	3,381,670
Aviva plc	170,872	882,579
Babcock International Group plc	17,137	287,492
BAE Systems plc	182,776	1,064,714
Barclays plc	739,638	3,132,430
BG Group plc	592,733	10,083,470
BHP Billiton plc	312,451	7,993,240
BP plc	1,091,952	7,560,812
British American Tobacco plc	274,951	$14,082,438
British Land Co. plc (REIT)	57,094	491,932
British Sky Broadcasting Group plc	57,324	690,521
BT Group plc	454,186	2,135,936
Bunzl plc	19,773	384,944
Burberry Group plc	25,631	526,667
Capita plc	38,733	569,080
Carnival plc	10,672	371,703
Centrica plc	296,716	1,625,547
Compass Group plc	103,065	1,316,756
Croda International plc	7,173	270,235
Diageo plc	407,431	11,650,025
easyJet plc	12,132	239,140
Eurasian Natural Resources Corp.	9,543	29,609
G4S plc	77,958	273,186
GKN plc	93,683	429,314
GlaxoSmithKline plc	282,499	7,080,910
Hammerson plc (REIT)	39,298	291,261
Hargreaves Lansdown plc	13,216	178,496
HSBC Holdings plc	1,069,590	11,094,727
IMI plc	19,020	358,713
Imperial Tobacco Group plc	54,827	1,901,272
InterContinental Hotels Group plc	14,670	403,407
International Consolidated Airlines Group S.A.*	99,157	397,995
Intertek Group plc	9,376	416,832
ITV plc	213,779	455,531
J Sainsbury plc	83,239	449,818
John Wood Group plc	16,408	202,017
Johnson Matthey plc	11,789	471,213
Kingfisher plc	135,961	709,289
Land Securities Group plc (REIT)	45,197	607,683
Legal & General Group plc	339,056	883,888
Lloyds Banking Group plc*	9,916,375	9,525,987
London Stock Exchange Group plc	6,673	135,696
Marks & Spencer Group plc	92,510	606,008
Meggitt plc	40,494	318,725
Melrose Industries plc	57,470	217,911
National Grid plc	209,358	2,375,436
Next plc	8,705	603,473
Old Mutual plc	278,821	766,300
Pearson plc	224,661	4,001,285
Persimmon plc*	15,779	283,429
Petrofac Ltd.	14,774	269,197
Prudential plc	148,285	2,424,491
Randgold Resources Ltd.	5,362	333,145
Reckitt Benckiser Group plc	67,212	4,751,469
Reed Elsevier plc	66,717	758,005
Resolution Ltd.	77,297	335,060
Rexam plc	46,333	336,495
Rio Tinto plc	71,607	2,922,073
Rolls-Royce Holdings plc*	479,747	8,274,471
Rolls-Royce Holdings plc (Preference)*†(b)	60,197,102	91,557
Royal Bank of Scotland Group plc*	119,754	498,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
RSA Insurance Group plc	189,653	$343,259
SABMiller plc	54,753	2,625,294
Sage Group plc	64,208	332,227
Schroders plc	7,268	241,315
Serco Group plc	25,714	241,111
Severn Trent plc	13,575	343,564
Smith & Nephew plc	51,046	570,642
Smiths Group plc	22,351	444,651
SSE plc	54,369	1,259,407
Standard Chartered plc	112,832	2,448,901
Standard Life plc	136,744	718,990
Tate & Lyle plc	23,963	300,502
Tesco plc	458,572	2,311,399
Travis Perkins plc	11,004	243,684
TUI Travel plc	32,227	174,937
Tullow Oil plc	52,841	804,489
Unilever plc	69,252	2,803,853
United Utilities Group plc	40,417	420,470
Vedanta Resources plc	4,548	70,556
Vodafone Group plc	2,796,417	7,989,656
Weir Group plc	12,612	412,610
Whitbread plc	10,688	496,781
William Hill plc	41,036	275,182
WM Morrison Supermarkets plc	126,013	501,765
WPP plc	72,157	1,231,363

		169,694,508

United States (0.5%)
Alacer Gold Corp. (CDI)	6,830	12,680
Boart Longyear Ltd.	30,700	18,952
Freeport-McMoRan Copper & Gold, Inc.	172,964	4,775,536
News Corp. (Athens Stock Exchange) (CDI), Class B*	2,956	44,606
News Corp. (NASDAQ) (CDI), Class B	13,058	$375,821
ResMed, Inc. (CDI)	31,374	143,465
Sims Metal Management Ltd.	6,032	45,567

		5,416,627

Total Common Stocks (76.5%) (Cost $948,808,893)		901,280,663

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/4/13* (Cost $—)	89,379	49,793

Total Investments (76.5%) (Cost $948,808,893)		901,330,456
Other Assets Less Liabilities (23.5%)		276,990,455

Net Assets (100%)		$1,178,320,911

*	Non-income producing.
†	Securities (totaling $91,557 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,631,509	$—	$788,711	$4,336,915	$184,343	$(163,640)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	3,146	September-13	$110,374,286	$106,387,863	$(3,986,423)
FTSE 100 Index	709	September-13	67,761,712	66,442,753	(1,318,959)
SPI 200 Index	243	September-13	26,323,656	26,496,043	172,387
TOPIX Index	602	September-13	67,488,587	68,649,123	1,160,536

					$(3,972,459)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	15,850	$20,637,936	$21,097,364	$(459,428)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$97,704,064	$—	$97,704,064
Consumer Staples	—	126,099,598	—	126,099,598
Energy	656,889	64,091,485	—	64,748,374
Financials	8,428,602	200,031,798	—	208,460,400
Health Care	—	83,100,980	—	83,100,980
Industrials	—	126,853,204	91,557	126,944,761
Information Technology	6,395,549	32,649,101	—	39,044,650
Materials	9,515,121	84,171,849	—	93,686,970
Telecommunication Services	—	37,552,007	—	37,552,007
Utilities	—	23,938,859	—	23,938,859
Futures	1,332,923	—	—	1,332,923
Rights
Energy	—	49,793	—	49,793

Total Assets	$26,329,084	$876,242,738	$91,557	$902,663,379

Liabilities:
Forward Currency Contracts	$—	$(459,428)	$—	$(459,428)
Futures	(5,305,382)	—	—	(5,305,382)

Total Liabilities	$(5,305,382)	$(459,428)	$—	$(5,764,810)

Total	$21,023,702	$875,783,310	$91,557	$896,898,569

(a)	Securities with a market value of $5,279,323 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,332,923	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,332,923

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(459,428)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,305,382	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,764,810)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	622,706	—	622,706
Credit contracts	—	—	—	—	—
Equity contracts	—	30,945,429	—	—	30,945,429
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$30,945,429	$622,706	$—	$31,568,135

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(692,661)	—	(692,661)
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,615,385)	—	—	(8,615,385)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,615,385)	$(692,661)	$—	$(9,308,046)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held future contracts with an average notional balance of approximately $242,026,000 and forward foreign currency contracts with an average settlement value of approximately $20,682,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$—	$(459,428)	$—	$(459,428)
Goldman Sachs Group, Inc.
Futures contracts	3,072,474	—	—	3,072,474

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,072,474	$(459,428)	$—	$2,613,046

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$68,411,952
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$174,643,644

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,976,319
Aggregate gross unrealized depreciation	(163,397,971)

Net unrealized depreciation	$(50,421,652)

Federal income tax cost of investments	$951,752,108

For the six months ended June 30, 2013, the Portfolio incurred approximately $9,063 as brokerage commissions with Sanford C. Berstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $737,060,573 of which $286,138,971 expires in the year 2016, $344,845,998 expires in the year 2017 and $106,075,604 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $7,460,231 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,792,860)	$4,336,915
Unaffiliated Issuers (Cost $944,016,033)	896,993,541
Cash	5,296,729
Foreign cash (Cost $255,561,145)	244,012,389
Cash held as collateral at broker	17,348,000
Receivable for securities sold	7,023,965
Dividends, interest and other receivables	3,308,201
Due from broker for futures variation margin	3,072,474
Receivable from Separate Accounts for Trust shares sold	153,222
Other assets	17,068

Total assets	1,181,562,504

LIABILITIES
Payable for securities purchased	1,176,689
Investment management fees payable	597,624
Payable to Separate Accounts for Trust shares redeemed	483,178
Unrealized depreciation on forward foreign currency contracts	459,428
Distribution fees payable - Class IB	185,895
Administrative fees payable	156,969
Distribution fees payable - Class IA	4,741
Trustees’ fees payable	1,831
Accrued expenses	175,238

Total liabilities	3,241,593

NET ASSETS	$1,178,320,911

Net assets were comprised of:
Paid in capital	$1,955,795,919
Accumulated undistributed net investment income (loss)	12,709,835
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(726,769,589)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(63,415,254)

Net assets	$1,178,320,911

Class IA
Net asset value, offering and redemption price per share, $22,506,086 / 2,007,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.21

Class IB
Net asset value, offering and redemption price per share, $878,688,096 / 78,345,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.22

Class K
Net asset value, offering and redemption price per share, $277,126,729 / 24,683,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($184,343 of dividend income received from affiliates) (net of $1,811,001 foreign withholding tax)	$19,673,092
Interest	2,552

Total income	19,675,644

EXPENSES
Investment management fees	3,694,095
Distribution fees - Class IB	1,147,806
Administrative fees	970,021
Custodian fees	85,526
Printing and mailing expenses	67,775
Professional fees	39,488
Distribution fees - Class IA	29,339
Trustees’ fees	17,164
Miscellaneous	18,233

Total expenses	6,069,447

NET INVESTMENT INCOME (LOSS)	13,606,197

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(163,640) of realized gain (loss) from affiliates)	3,054,061
Futures	30,945,429
Foreign currency transactions	(4,894,020)

Net realized gain (loss)	29,105,470

Change in unrealized appreciation (depreciation) on:
Securities ($494,117 of change in unrealized appreciation (depreciation) from affiliates)	(4,238,252)
Futures	(8,615,385)
Foreign currency translations	(10,145,810)

Net change in unrealized appreciation (depreciation)	(22,999,447)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,106,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,712,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,606,197	$20,664,135
Net realized gain (loss) on investments, futures and foreign currency transactions	29,105,470	7,507,675
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(22,999,447)	164,469,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,712,220	192,641,483

DIVIDENDS:
Dividends from net investment income
Class IA	—	(415,441)
Class IB	—	(15,931,710)
Class K	—	(5,716,363)

TOTAL DIVIDENDS	—	(22,063,514)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,811 and 355,296 shares, respectively ]	688,804	3,622,335
Capital shares issued in reinvestment of dividends [ 0 and 37,814 shares, respectively ]	—	415,441
Capital shares repurchased [ (214,560) and (659,195) shares, respectively ]	(2,446,485)	(6,762,012)

Total Class IA transactions	(1,757,681)	(2,724,236)

Class IB
Capital shares sold [ 1,898,884 and 4,247,307 shares, respectively ]	21,984,705	43,118,058
Capital shares issued in reinvestment of dividends [ 0 and 1,450,109 shares, respectively ]	—	15,931,710
Capital shares repurchased [ (6,442,816) and (14,157,866) shares, respectively ]	(74,046,746)	(146,048,021)

Total Class IB transactions	(52,062,041)	(86,998,253)

Class K
Capital shares sold [ 24,464 and 800,281 shares, respectively ]	280,863	7,949,247
Capital shares issued in reinvestment of dividends [ 0 and 520,168 shares, respectively ]	—	5,716,363
Capital shares repurchased [ (1,430,386) and (2,115,623) shares, respectively ]	(16,598,634)	(21,519,175)

Total Class K transactions	(16,317,771)	(7,853,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(70,137,493)	(97,576,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,425,273)	73,001,915
NET ASSETS:
Beginning of period	1,228,746,184	1,155,744,269

End of period (a)	$1,178,320,911	$1,228,746,184

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,709,835	$(896,362)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.05	$9.58	$11.70	$11.11	$8.67	$16.12

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.17 (e)	0.29 (e)	0.17 (e)	0.16 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.04	1.49	(2.16)	0.53	2.51	(7.19)

Total from investment operations	0.16	1.66	(1.87)	0.70	2.67	(6.82)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.25)	(0.11)	(0.23)	(0.31)
Distributions from net realized gains	—	—	—	—	—	(0.32)

Total dividends and distributions	—	(0.19)	(0.25)	(0.11)	(0.23)	(0.63)

Net asset value, end of period	$11.21	$11.05	$9.58	$11.70	$11.11	$8.67

Total return (b)	1.45%	17.26%	(15.82)%	6.36%	30.86%	(42.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,506	$23,897	$23,253	$368,614	$382,929	$715,592
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.04%	1.05%	0.76%	1.00%	1.00%	1.01%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	1.05%	0.76%	1.00%	1.00%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)	1.04%	1.05%	0.80%	1.00%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.14%	1.70%	2.44%	1.53%	1.76%	2.90%
After waivers, reimbursements and fees paid indirectly (a)	2.14%	1.70%	2.44%	1.53%	1.76%	2.90%
Before waivers, reimbursements and fees paid indirectly (a)	2.14%	1.70%	2.40%	1.53%	1.75%	2.88%
Portfolio turnover rate	7%	8%	93%	112%	189%	119%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009		2008
Net asset value, beginning of period	$11.06	$9.58	$11.70		$11.12	$8.67		$16.13

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.17 (e)	0.19	(e)	0.14 (e)	0.18	(e)	0.33 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.04	1.50	(2.08)		0.52	2.47		(7.18)

Total from investment operations	0.16	1.67	(1.89)		0.66	2.65		(6.85)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.23)		(0.08)	(0.20)		(0.29)
Distributions from net realized gains	—	—	—		—	—		(0.32)

Total dividends and distributions	—	(0.19)	(0.23)		(0.08)	(0.20)		(0.61)

Net asset value, end of period	$11.22	$11.06	$9.58		$11.70	$11.12		$8.67

Total return (b)	1.45%	17.37%	(16.03)%		6.00%	30.64%		(43.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$878,688	$916,454	$875,012		$1,173,061	$1,181,846		$933,078
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.04%	1.05%	1.01	%(c)	1.25%	1.25%		1.26%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	1.05%	1.01	%(c)	1.25%	1.25%		1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.04%	1.05%	1.05%		1.25%	1.27	%(c)	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.15%	1.69%	1.70%		1.29%	1.85%		2.59%
After waivers, reimbursements and fees paid indirectly (a)	2.15%	1.69%	1.70%		1.29%	1.85%		2.59%
Before waivers, reimbursements and fees paid indirectly (a)	2.15%	1.69%	1.67%		1.29%	1.85%		2.57%
Portfolio turnover rate	7%	8%	93%		112%	189%		119%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$11.05	$9.58	$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.20 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.04	1.49	(0.51)

Total from investment operations	0.18	1.69	(0.49)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.25)

Net asset value, end of period	$11.23	$11.05	$9.58

Total return (b)	1.63%	17.56%	(4.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$277,127	$288,395	$257,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.79%	0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)	0.79%	0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)	0.79%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.40%	1.93%	0.57%
After waivers, reimbursements and fees paid indirectly (a)	2.40%	1.93%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	2.40%	1.93%	0.57%
Portfolio turnover rate	7%	8%	93%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	28.2%
Energy	15.8
Consumer Discretionary	11.7
Health Care	11.7
Industrials	9.7
Information Technology	8.4
Consumer Staples	5.2
Utilities	3.4
Materials	3.3
Telecommunication Services	1.7
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,174.00	$5.39
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,173.50	5.39
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,174.90	4.04
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (1.0%)
TRW Automotive Holdings Corp.*	60,900	$4,046,196

Automobiles (2.1%)
Ford Motor Co.	218,000	3,372,460
General Motors Co.*	159,600	5,316,276

		8,688,736

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	36,900	1,265,301
Royal Caribbean Cruises Ltd.	90,400	3,013,936

		4,279,237

Household Durables (1.5%)
Lennar Corp., Class A	54,400	1,960,576
NVR, Inc.*	2,400	2,212,800
PulteGroup, Inc.*	102,200	1,938,734

		6,112,110

Media (2.3%)
Time Warner, Inc.	157,400	9,100,868

Multiline Retail (2.3%)
J.C. Penney Co., Inc.*	46,900	801,052
Macy’s, Inc.	100,300	4,814,400
Target Corp.	51,400	3,539,404

		9,154,856

Specialty Retail (1.4%)
CST Brands, Inc.*	24,100	742,521
Lowe’s Cos., Inc.	91,600	3,746,440
Williams-Sonoma, Inc.	22,300	1,246,347

		5,735,308

Total Consumer Discretionary		47,117,311

Consumer Staples (5.2%)
Food & Staples Retailing (2.3%)
CVS Caremark Corp.	146,131	8,355,771
Kroger Co.	31,000	1,070,740

		9,426,511

Food Products (1.4%)
Archer-Daniels-Midland Co.	120,800	4,096,328
Kellogg Co.	20,600	1,323,138

		5,419,466

Household Products (1.2%)
Energizer Holdings, Inc.	20,900	2,100,659
Procter & Gamble Co.	35,000	2,694,650

		4,795,309

Tobacco (0.3%)
Philip Morris International, Inc.	16,100	1,394,582

Total Consumer Staples		21,035,868

Energy (15.8%)
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	33,900	1,563,807
Cameron International Corp.*	20,100	1,229,316
Ensco plc, Class A	76,200	$4,428,744
Halliburton Co.	88,100	3,675,532
Noble Corp.	34,300	1,288,994
Schlumberger Ltd.	23,800	1,705,508

		13,891,901

Oil, Gas & Consumable Fuels (12.3%)
Apache Corp.	35,355	2,963,810
Cheniere Energy, Inc.*	30,200	838,352
Chevron Corp.	140,300	16,603,102
ConocoPhillips Co.	96,600	5,844,300
Exxon Mobil Corp.	202,600	18,304,910
Marathon Petroleum Corp.	16,900	1,200,914
Phillips 66	37,200	2,191,452
Valero Energy Corp.	47,900	1,665,483

		49,612,323

Total Energy		63,504,224

Financials (28.2%)
Capital Markets (6.3%)
Goldman Sachs Group, Inc.	33,475	5,063,094
Invesco Ltd.	288,200	9,164,760
Morgan Stanley	175,900	4,297,237
State Street Corp.	104,270	6,799,447

		25,324,538

Commercial Banks (7.1%)
East West Bancorp, Inc.	54,500	1,498,750
Huntington Bancshares, Inc./Ohio	615,100	4,846,988
SunTrust Banks, Inc.	53,600	1,692,152
SVB Financial Group*	8,500	708,220
U.S. Bancorp/Minnesota	119,000	4,301,850
Wells Fargo & Co.	375,735	15,506,583

		28,554,543

Consumer Finance (1.3%)
Capital One Financial Corp.	84,900	5,332,569

Diversified Financial Services (6.2%)
Bank of America Corp.	601,132	7,730,558
Citigroup, Inc.	359,422	17,241,473

		24,972,031

Insurance (6.6%)
ACE Ltd.	94,200	8,429,016
Aflac, Inc.	23,000	1,336,760
Aon plc	31,000	1,994,850
Hartford Financial Services Group, Inc.	131,200	4,056,704
Lincoln National Corp.	22,900	835,163
MetLife, Inc.	142,200	6,507,072
Prudential Financial, Inc.	43,638	3,186,883

		26,346,448

Real Estate Investment Trusts (REITs) (0.7%)
Post Properties, Inc. (REIT)	52,600	2,603,174

Total Financials		113,133,303

Health Care (11.7%)
Health Care Equipment & Supplies (0.5%)
Covidien plc	31,300	1,966,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (4.6%)
Cigna Corp.	48,500	$3,515,765
Humana, Inc.	44,600	3,763,348
UnitedHealth Group, Inc.	174,800	11,445,904

		18,725,017

Pharmaceuticals (6.6%)
Bristol-Myers Squibb Co.	67,000	2,994,230
Johnson & Johnson	169,300	14,536,098
Merck & Co., Inc.	93,480	4,342,146
Valeant Pharmaceuticals International, Inc.*	53,000	4,562,240

		26,434,714

Total Health Care		47,126,623

Industrials (9.7%)
Aerospace & Defense (0.5%)
Honeywell International, Inc.	25,700	2,039,038

Airlines (0.3%)
Southwest Airlines Co.	106,300	1,370,207

Building Products (0.5%)
Masco Corp.	95,700	1,865,193

Construction & Engineering (1.6%)
Fluor Corp.	106,800	6,334,308

Electrical Equipment (0.5%)
Emerson Electric Co.	39,900	2,176,146

Machinery (2.4%)
PACCAR, Inc.	122,400	6,567,984
SPX Corp.	27,600	1,986,648
Trinity Industries, Inc.	30,000	1,153,200

		9,707,832

Road & Rail (3.9%)
CSX Corp.	303,900	7,047,441
Hertz Global Holdings, Inc.*	31,000	768,800
Norfolk Southern Corp.	57,900	4,206,435
Union Pacific Corp.	22,580	3,483,642

		15,506,318

Total Industrials		38,999,042

Information Technology (8.4%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	366,085	8,899,526

Computers & Peripherals (0.9%)
Hewlett-Packard Co.	140,200	3,476,960

Internet Software & Services (1.1%)
Google, Inc., Class A*	5,000	4,401,850

IT Services (0.5%)
Cognizant Technology Solutions Corp., Class A*	32,900	2,059,869

Office Electronics (0.2%)
Xerox Corp.	87,500	793,625

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.	73,400	1,094,394
Broadcom Corp., Class A	44,700	1,509,072
KLA-Tencor Corp.	82,000	4,569,860
ON Semiconductor Corp.*	48,400	391,072

		7,564,398

Software (1.6%)
Microsoft Corp.	76,400	$2,638,092
Oracle Corp.	120,300	3,695,616

		6,333,708

Total Information Technology		33,529,936

Materials (3.3%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	36,000	3,296,520
Axiall Corp.	26,800	1,141,144
Dow Chemical Co.	138,400	4,452,328

		8,889,992

Containers & Packaging (0.4%)
Crown Holdings, Inc.*	38,300	1,575,279

Metals & Mining (0.7%)
Alcoa, Inc.	108,800	850,816
Nucor Corp.	45,900	1,988,388

		2,839,204

Total Materials		13,304,475

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	159,100	5,632,140

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.*	177,500	1,246,050

Total Telecommunication Services		6,878,190

Utilities (3.4%)
Electric Utilities (2.2%)
Edison International	55,900	2,692,144
NextEra Energy, Inc.	46,600	3,796,968
Xcel Energy, Inc.	87,800	2,488,252

		8,977,364

Multi-Utilities (1.2%)
CMS Energy Corp.	72,400	1,967,108
Sempra Energy	32,400	2,649,024

		4,616,132

Total Utilities		13,593,496

Total Common Stocks (99.1%) (Cost $339,740,307)		398,222,468

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.1%)
Federal Farm Credit Bank 0.01%, 7/1/13 (o)(p)	$8,698,000	8,697,998

Total Government Securities		8,697,998

Total Short-Term Investments (2.1%) (Cost $8,698,000)		8,697,998

Total Investments Before Securities Sold Short (101.2%) (Cost $348,438,307)		406,920,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Mallinckrodt plc*	(2,934)	$(133,292)

Total Securities Sold Short (0.0%) (Proceeds Received $127,249)		(133,292)

Total Investments after Securities Sold Short (101.2%)
(Cost $348,311,058)		406,787,174
Other Assets Less Liabilities (-1.2%)		(4,885,470)

Net Assets (100%)		$401,901,704

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2013.
(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,117,311	$—	$—	$47,117,311
Consumer Staples	21,035,868	—	—	21,035,868
Energy	63,504,224	—	—	63,504,224
Financials	113,133,303	—	—	113,133,303
Health Care	47,126,623	—	—	47,126,623
Industrials	38,999,042	—	—	38,999,042
Information Technology	33,529,936	—	—	33,529,936
Materials	13,304,475	—	—	13,304,475
Telecommunication Services	6,878,190	—	—	6,878,190
Utilities	13,593,496	—	—	13,593,496
Short-Term Investments	—	8,697,998	—	8,697,998

Total Assets	$398,222,468	$8,697,998	$—	$406,920,466

Liabilities:
Common Stocks
Health Care	$(133,292)	$—	$—	$(133,292)

Total Liabilities	$(133,292)	$—	$—	$(133,292)

Total	$398,089,176	$8,697,998	$—	$406,787,174

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$268,224,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$288,163,983

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,519,169
Aggregate gross unrealized depreciation	(3,287,523)

Net unrealized appreciation	$56,231,646

Federal income tax cost of investments	$350,688,820

The Portfolio has a net capital loss carryforward of $116,868,611 of which $17,995,318 expires in the year 2016 and $98,873,293 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $348,438,307)	$406,920,466
Receivable for securities sold	566,709
Dividends, interest and other receivables	487,448
Receivable from Separate Accounts for Trust shares sold	297,036
Other assets	5,299

Total assets	408,276,958

LIABILITIES
Overdraft payable	126,767
Payable for securities purchased	4,035,426
Payable to Separate Accounts for Trust shares redeemed	1,679,795
Investment management fees payable	204,743
Securities sold short (Proceeds received $127,249)	133,292
Distribution fees payable - Class IB	75,661
Administrative fees payable	36,242
Distribution fees payable - Class IA	1,820
Trustees’ fees payable	953
Accrued expenses	80,555

Total liabilities	6,375,254

NET ASSETS	$401,901,704

Net assets were comprised of:
Paid in capital	$418,956,854
Accumulated undistributed net investment income (loss)	1,918,319
Accumulated undistributed net realized gain (loss) on investments, securities sold short and securities sold short	(77,449,585)
Net unrealized appreciation (depreciation) on investments and securities sold short	58,476,116

Net assets	$401,901,704

Class IA
Net asset value, offering and redemption price per share, $8,718,802 / 706,195 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

Class IB
Net asset value, offering and redemption price per share, $365,009,087 / 29,479,497 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.38

Class K
Net asset value, offering and redemption price per share, $28,173,815 / 2,279,099 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,163 foreign withholding tax)	$3,788,293
Interest	193

Total income	3,788,486

EXPENSES
Investment management fees	1,168,577
Distribution fees - Class IB	443,572
Administrative fees	212,465
Professional fees	26,151
Printing and mailing expenses	21,307
Custodian fees	15,999
Distribution fees - Class IA	10,357
Recoupment fees	8,859
Trustees’ fees	5,329
Miscellaneous	3,693

Total expenses	1,916,309

NET INVESTMENT INCOME (LOSS)	1,872,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	41,669,539
Change in unrealized appreciation (depreciation) on:
Securities	18,262,111
Securities sold short	(6,043)

Net change in unrealized appreciation (depreciation)	18,256,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,925,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,797,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,872,177	$3,497,399
Net realized gain (loss) on investments	41,669,539	34,662,889
Net change in unrealized appreciation (depreciation) on investments and securities sold short	18,256,068	15,446,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,797,784	53,606,394

DIVIDENDS:
Dividends from net investment income
Class IA	—	(69,300)
Class IB	—	(3,178,835)
Class K	—	(284,816)

TOTAL DIVIDENDS	—	(3,532,951)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 239,565 and 285,362 shares, respectively ]	2,883,029	2,840,602
Capital shares issued in reinvestment of dividends [ 0 and 6,576 shares, respectively ]	—	69,300
Capital shares repurchased [ (236,902) and (205,156) shares, respectively ]	(2,847,426)	(2,032,645)

Total Class IA transactions	35,603	877,257

Class IB
Capital shares sold [ 1,412,097 and 2,783,228 shares, respectively ]	16,774,415	28,183,523
Capital shares issued in reinvestment of dividends [ 0 and 300,818 shares, respectively ]	—	3,178,835
Capital shares repurchased [ (3,119,058) and (6,926,641) shares, respectively ]	(37,039,446)	(69,878,887)

Total Class IB transactions	(20,265,031)	(38,516,529)

Class K
Capital shares sold [ 259,932 and 339,642 shares, respectively ]	3,087,111	3,387,292
Capital shares issued in reinvestment of dividends [ 0 and 27,023 shares, respectively ]	—	284,816
Capital shares repurchased [ (239,498) and (413,091) shares, respectively ]	(2,825,952)	(4,129,371)

Total Class K transactions	261,159	(457,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,968,269)	(38,096,535)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,829,515	11,976,908
NET ASSETS:
Beginning of period	360,072,189	348,095,281

End of period (a)	$401,901,704	$360,072,189

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,918,319	$46,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.52	$9.15	$9.77	$8.81	$6.75	$11.63

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.12 (e)	0.14 (e)	0.13 (e)	0.20	(e)
Net realized and unrealized gain (loss) on investments and securities sold short	1.78	1.37	(0.61)	0.96	2.06	(4.78)

Total from investment operations	1.83	1.47	(0.49)	1.10	2.19	(4.58)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.13)	(0.14)	(0.13)	(0.20)
Distributions from net realized gains	—	—	—	—	—	(0.10)

Total dividends and distributions	—	(0.10)	(0.13)	(0.14)	(0.13)	(0.30)

Net asset value, end of period	$12.35	$10.52	$9.15	$9.77	$8.81	$6.75

Total return (b)	17.40%	16.07%	(5.00)%	12.57%	32.53%	(39.56	)%(aa)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,719	$7,399	$5,642	$27,383	$21,638	$15,128
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	0.74%	0.73%	0.75%	0.71%
Before waivers (a)	1.00%	1.00%	0.74%	0.73%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.94%	0.97%	1.28%	1.57%	1.73%	2.31%
Before waivers (a)	0.94%	0.97%	1.28%	1.57%	1.72%	2.26%
Portfolio turnover rate	69%	129%	94%	65%	83%	100%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.55	$9.17	$9.80	$8.83	$6.77	$11.66

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.10 (e)	0.12 (e)	0.11 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments and securities sold short	1.77	1.38	(0.63)	0.97	2.06	(4.78)

Total from investment operations	1.83	1.48	(0.53)	1.09	2.17	(4.61)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.12)	(0.11)	(0.18)
Distributions from net realized gains	—	—	—	—	—	(0.10)

Total dividends and distributions	—	(0.10)	(0.10)	(0.12)	(0.11)	(0.28)

Net asset value, end of period	$12.38	$10.55	$9.17	$9.80	$8.83	$6.77

Total return (b)	17.35%	16.14%	(5.32)%	12.38%	32.10%	(39.70	)%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$365,009	$328,919	$321,365	$376,137	$347,963	$282,348
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	0.99%	0.98%	1.00%	0.96%
Before waivers (a)	1.00%	1.00%	0.99%	0.98%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.94%	0.95%	1.03%	1.31%	1.53%	1.84%
Before waivers (a)	0.94%	0.94%	1.03%	1.31%	1.52%	1.78%
Portfolio turnover rate	69%	129%	94%	65%	83%	100%

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$10.52	$9.15	$9.26

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and securities sold short	1.77	1.38	0.01

Total from investment operations	1.84	1.50	0.02

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)

Net asset value, end of period	$12.36	$10.52	$9.15

Total return (b)	17.49%	16.36%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,174	$23,754	$21,088
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%
Before waivers (a)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.20%	1.20%	1.28%
Before waivers (a)	1.20%	1.20%	1.28%
Portfolio turnover rate	69%	129%	94%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.

See Notes to Financial Statements.

EQ/LARGE CAP CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	12.2%
Consumer Discretionary	11.7
Financials	11.6
Health Care	9.8
Energy	8.9
Industrials	8.0
Consumer Staples	5.5
Exchange Traded Funds	4.9
Materials	2.7
Utilities	2.2
Telecommunication Services	1.6
Cash and Other	20.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,131.50	$5.07
Hypothetical (5% average return before expenses)	1,000.00	1,020.04	4.80
Class IB
Actual	1,000.00	1,131.50	5.00
Hypothetical (5% average return before expenses)	1,000.00	1,020.10	4.74
Class K
Actual	1,000.00	1,132.90	3.75
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.7%)
BorgWarner, Inc.*	7,699	$663,269
Delphi Automotive plc	128,001	6,488,371
Goodyear Tire & Rubber Co.*	16,378	250,419
Johnson Controls, Inc.	229,263	8,205,323

		15,607,382

Automobiles (0.6%)
Ford Motor Co.	563,494	8,717,252
General Motors Co.*	136,295	4,539,986
Harley-Davidson, Inc.	14,935	818,737

		14,075,975

Distributors (0.0%)
Genuine Parts Co.	10,320	805,682

Diversified Consumer Services (0.0%)
H&R Block, Inc.	18,157	503,857

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	171,170	5,869,419
Chipotle Mexican Grill, Inc.*	2,059	750,197
Darden Restaurants, Inc.	66,091	3,336,274
International Game Technology	17,350	289,918
Marriott International, Inc., Class A	15,963	644,426
McDonald’s Corp.	133,202	13,186,998
Starbucks Corp.	152,529	9,989,124
Starwood Hotels & Resorts Worldwide, Inc.	12,964	819,195
Wyndham Worldwide Corp.	9,047	517,760
Wynn Resorts Ltd.	5,320	680,960
Yum! Brands, Inc.	29,967	2,077,912

		38,162,183

Household Durables (0.9%)
D.R. Horton, Inc.	18,690	397,723
Garmin Ltd.	7,304	264,113
Harman International Industries, Inc.	4,528	245,418
Leggett & Platt, Inc.	9,509	295,635
Lennar Corp., Class A	11,034	397,665
Newell Rubbermaid, Inc.	358,621	9,413,801
PulteGroup, Inc.*	22,721	431,017
Whirlpool Corp.	73,145	8,364,862

		19,810,234

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	36,503	10,136,518
Expedia, Inc.	6,207	373,351
Netflix, Inc.*	3,741	789,688
priceline.com, Inc.*	3,437	2,842,846
TripAdvisor, Inc.*	7,362	448,125

		14,590,528

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	7,668	343,757
Mattel, Inc.	23,014	1,042,764

		1,386,521

Media (4.0%)
Cablevision Systems Corp. - New York Group, Class A	14,441	$242,898
CBS Corp., Class B	38,023	1,858,184
Charter Communications, Inc., Class A*	47,668	5,903,682
Comcast Corp., Class A	284,480	11,914,022
DIRECTV*	37,217	2,293,311
Discovery Communications, Inc., Class A*	16,303	1,258,755
DreamWorks Animation SKG, Inc., Class A*	158,760	4,073,782
Gannett Co., Inc.	322,306	7,883,605
Interpublic Group of Cos., Inc.	28,544	415,315
News Corp., Class A	132,632	4,323,803
Omnicom Group, Inc.	17,230	1,083,250
Scripps Networks Interactive, Inc., Class A	109,669	7,321,502
Sirius XM Radio, Inc.	2,333,465	7,817,108
Time Warner Cable, Inc.	19,387	2,180,650
Time Warner, Inc.	215,870	12,481,603
Viacom, Inc., Class B	191,473	13,029,738
Walt Disney Co.	120,000	7,578,000
Washington Post Co., Class B	301	145,615

		91,804,823

Multiline Retail (0.3%)
Dollar General Corp.*	20,077	1,012,483
Dollar Tree, Inc.*	14,915	758,279
Family Dollar Stores, Inc.	6,357	396,105
J.C. Penney Co., Inc.*	9,566	163,387
Kohl’s Corp.	13,577	685,774
Macy’s, Inc.	25,564	1,227,072
Nordstrom, Inc.	9,908	593,885
Target Corp.	42,758	2,944,316

		7,781,301

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	5,218	236,114
AutoNation, Inc.*	2,578	111,859
AutoZone, Inc.*	2,420	1,025,330
Bed Bath & Beyond, Inc.*	14,565	1,032,659
Best Buy Co., Inc.	17,889	488,906
CarMax, Inc.*	14,962	690,646
GameStop Corp., Class A	7,924	333,046
Gap, Inc.	19,320	806,224
Home Depot, Inc.	203,543	15,768,476
L Brands, Inc.	16,007	788,345
Lowe’s Cos., Inc.	71,457	2,922,591
O’Reilly Automotive, Inc.*	7,361	828,996
PetSmart, Inc.	6,884	461,159
Ross Stores, Inc.	14,646	949,207
Signet Jewelers Ltd.	71,171	4,799,061
Staples, Inc.	44,237	701,599
Tiffany & Co.	44,126	3,214,138
TJX Cos., Inc.	47,960	2,400,878
Urban Outfitters, Inc.*	7,334	294,973

		37,854,207

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	134,928	7,703,040
Fossil Group, Inc.*	3,518	363,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lululemon Athletica, Inc.*	41,858	$2,742,536
NIKE, Inc., Class B	177,240	11,286,643
PVH Corp.	5,400	675,270
Ralph Lauren Corp.	4,060	705,384
VF Corp.	5,838	1,127,084

		24,603,402

Total Consumer Discretionary		266,986,095

Consumer Staples (5.5%)
Beverages (1.2%)
Beam, Inc.	88,097	5,559,802
Brown-Forman Corp., Class B	10,111	682,998
Coca-Cola Co.	255,217	10,236,754
Coca-Cola Enterprises, Inc.	17,164	603,486
Constellation Brands, Inc., Class A*	10,268	535,168
Dr. Pepper Snapple Group, Inc.	13,586	624,005
Molson Coors Brewing Co., Class B	10,464	500,807
Monster Beverage Corp.*	9,614	584,243
PepsiCo, Inc.	103,041	8,427,723

		27,754,986

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	29,097	3,217,255
CVS Caremark Corp.	183,184	10,474,461
Kroger Co.	34,653	1,196,915
Safeway, Inc.	16,065	380,098
Sysco Corp.	39,545	1,350,857
Walgreen Co.	57,450	2,539,290
Wal-Mart Stores, Inc.	109,167	8,131,850
Whole Foods Market, Inc.	22,992	1,183,628

		28,474,354

Food Products (0.9%)
Archer-Daniels-Midland Co.	43,912	1,489,056
Campbell Soup Co.	11,896	532,822
ConAgra Foods, Inc.	27,772	970,076
General Mills, Inc.	42,959	2,084,800
Hershey Co.	9,985	891,461
Hormel Foods Corp.	8,990	346,834
J.M. Smucker Co.	7,145	737,007
Kellogg Co.	16,909	1,086,065
Kraft Foods Group, Inc.	39,611	2,213,067
McCormick & Co., Inc. (Non-Voting)	8,784	618,042
Mead Johnson Nutrition Co.	13,497	1,069,367
Mondelez International, Inc., Class A	249,625	7,121,801
Tyson Foods, Inc., Class A	18,910	485,609

		19,646,007

Household Products (1.3%)
Clorox Co.	8,773	729,387
Colgate-Palmolive Co.	58,415	3,346,595
Kimberly-Clark Corp.	25,627	2,489,407
Procter & Gamble Co.	285,837	22,006,591

		28,571,980

Personal Products (0.2%)
Avon Products, Inc.	155,105	$3,261,858
Estee Lauder Cos., Inc., Class A	16,023	1,053,833

		4,315,691

Tobacco (0.7%)
Altria Group, Inc.	133,842	4,683,132
Lorillard, Inc.	25,166	1,099,251
Philip Morris International, Inc.	108,978	9,439,674
Reynolds American, Inc.	21,213	1,026,073

		16,248,130

Total Consumer Staples		125,011,148

Energy (8.9%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	29,440	1,358,067
Cameron International Corp.*	16,528	1,010,853
Diamond Offshore Drilling, Inc.	4,637	318,979
Dril-Quip, Inc.*	90,273	8,150,749
Ensco plc, Class A	113,942	6,622,309
FMC Technologies, Inc.*	15,810	880,301
Halliburton Co.	404,599	16,879,871
Helmerich & Payne, Inc.	7,098	443,270
Nabors Industries Ltd.	19,636	300,627
National Oilwell Varco, Inc.	28,471	1,961,652
Noble Corp.	16,883	634,463
Rowan Cos., plc, Class A*	8,288	282,372
Schlumberger Ltd.	181,014	12,971,463

		51,814,976

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	33,415	2,871,351
Apache Corp.	26,110	2,188,801
Cabot Oil & Gas Corp.	14,043	997,334
Cenovus Energy, Inc.	218,751	6,238,779
Chesapeake Energy Corp.	34,580	704,740
Chevron Corp.	283,871	33,593,294
Cobalt International Energy, Inc.*	123,724	3,287,347
ConocoPhillips Co.	81,468	4,928,814
CONSOL Energy, Inc.	15,247	413,194
Denbury Resources, Inc.*	24,867	430,696
Devon Energy Corp.	25,160	1,305,301
Encana Corp.	153,900	2,607,066
EOG Resources, Inc.	18,130	2,387,358
EQT Corp.	10,029	796,002
Exxon Mobil Corp.	400,322	36,169,093
Hess Corp.	19,901	1,323,218
Kinder Morgan, Inc.	42,105	1,606,306
Marathon Oil Corp.	201,930	6,982,739
Marathon Petroleum Corp.	21,641	1,537,810
Murphy Oil Corp.	12,096	736,525
Newfield Exploration Co.*	9,039	215,942
Noble Energy, Inc.	149,283	8,962,951
Occidental Petroleum Corp.	53,682	4,790,045
Peabody Energy Corp.	17,953	262,832
Phillips 66	41,261	2,430,686
Pioneer Natural Resources Co.	9,100	1,317,225
QEP Resources, Inc.	11,960	332,249
Range Resources Corp.	10,867	840,236
Royal Dutch Shell plc (ADR), Class A	191,374	12,209,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Southwestern Energy Co.*	124,423	$4,545,172
Spectra Energy Corp.	44,590	1,536,571
Tesoro Corp.	9,050	473,496
Valero Energy Corp.	36,339	1,263,507
Williams Cos., Inc.	45,489	1,477,028
WPX Energy, Inc.*	13,343	252,716

		152,016,085

Total Energy		203,831,061

Financials (11.6%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	13,428	1,086,057
Bank of New York Mellon Corp.	77,335	2,169,247
BlackRock, Inc.	25,572	6,568,168
Charles Schwab Corp.	73,347	1,557,157
E*TRADE Financial Corp.*	19,112	241,958
Franklin Resources, Inc.	9,208	1,252,472
Goldman Sachs Group, Inc.	89,458	13,530,522
Invesco Ltd.	29,627	942,139
Legg Mason, Inc.	7,428	230,342
Morgan Stanley	91,429	2,233,610
Northern Trust Corp.	14,513	840,303
State Street Corp.	30,388	1,981,601
T. Rowe Price Group, Inc.	17,280	1,264,032

		33,897,608

Commercial Banks (2.0%)
BB&T Corp.	270,233	9,155,494
Comerica, Inc.	12,426	494,928
Fifth Third Bancorp	58,269	1,051,755
Huntington Bancshares, Inc./Ohio	55,943	440,831
KeyCorp	61,377	677,602
M&T Bank Corp.	8,166	912,551
PNC Financial Services Group, Inc.	122,235	8,913,376
Regions Financial Corp.	94,211	897,831
SunTrust Banks, Inc.	35,897	1,133,268
U.S. Bancorp/Minnesota	123,246	4,455,343
Wells Fargo & Co.	411,305	16,974,557
Zions Bancorp	12,249	353,751

		45,461,287

Consumer Finance (0.7%)
American Express Co.	63,688	4,761,315
Capital One Financial Corp.	156,824	9,850,116
Discover Financial Services	32,678	1,556,780
SLM Corp.	29,598	676,610

		16,844,821

Diversified Financial Services (2.7%)
Bank of America Corp.	718,321	9,237,608
Citigroup, Inc.	324,754	15,578,449
CME Group, Inc./Illinois	84,729	6,437,709
IntercontinentalExchange, Inc.*	4,846	861,425
JPMorgan Chase & Co.	436,119	23,022,722
Leucadia National Corp.	19,659	515,459
McGraw Hill Financial, Inc.	18,263	971,409
Moody’s Corp.	12,921	787,277
NASDAQ OMX Group, Inc.	7,840	257,074
NYSE Euronext	105,320	$4,360,248

		62,029,380

Insurance (2.9%)
ACE Ltd.	91,989	8,231,176
Aflac, Inc.	31,064	1,805,440
Allstate Corp.	31,226	1,502,595
American International Group, Inc.*	98,372	4,397,228
Aon plc	139,041	8,947,288
Assurant, Inc.	5,130	261,168
Berkshire Hathaway, Inc., Class B*	121,554	13,604,324
Chubb Corp.	17,270	1,461,906
Cincinnati Financial Corp.	9,783	449,040
Genworth Financial, Inc., Class A*	32,857	374,898
Hartford Financial Services Group, Inc.	30,377	939,257
Lincoln National Corp.	17,888	652,375
Loews Corp.	20,475	909,090
Marsh & McLennan Cos., Inc.	180,824	7,218,494
MetLife, Inc.	72,963	3,338,787
Principal Financial Group, Inc.	18,366	687,807
Progressive Corp.	166,531	4,233,218
Prudential Financial, Inc.	31,051	2,267,655
Torchmark Corp.	6,162	401,393
Travelers Cos., Inc.	25,082	2,004,553
Unum Group	17,785	522,345
XL Group plc	19,303	585,267

		64,795,304

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	297,745	21,786,002
Apartment Investment & Management Co. (REIT), Class A	9,730	292,289
AvalonBay Communities, Inc. (REIT)	8,104	1,093,311
Boston Properties, Inc. (REIT)	10,111	1,066,407
Equity Residential (REIT)	21,363	1,240,336
HCP, Inc. (REIT)	30,284	1,376,105
Health Care REIT, Inc. (REIT)	18,952	1,270,352
Host Hotels & Resorts, Inc. (REIT)	49,622	837,123
Kimco Realty Corp. (REIT)	27,244	583,839
Macerich Co. (REIT)	9,168	558,973
Plum Creek Timber Co., Inc. (REIT)	10,854	506,556
Prologis, Inc. (REIT)	33,198	1,252,229
Public Storage (REIT)	9,619	1,474,881
Simon Property Group, Inc. (REIT)	20,711	3,270,681
Ventas, Inc. (REIT)	19,534	1,356,832
Vornado Realty Trust (REIT)	11,335	939,105
Weyerhaeuser Co. (REIT)	36,492	1,039,657

		39,944,678

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	20,226	472,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	31,723	$290,583
People’s United Financial, Inc.	22,589	336,576

		627,159

Total Financials		264,072,716

Health Care (9.8%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	13,006	1,199,674
Amgen, Inc.	49,973	4,930,336
Biogen Idec, Inc.*	15,817	3,403,818
Celgene Corp.*	27,794	3,249,397
Gilead Sciences, Inc.*	603,270	30,893,457
Regeneron Pharmaceuticals, Inc.*	5,091	1,144,864
Seattle Genetics, Inc.*	266,727	8,391,231

		53,212,777

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	103,870	3,622,986
Baxter International, Inc.	145,661	10,089,937
Becton, Dickinson and Co.	12,944	1,279,256
Boston Scientific Corp.*	89,892	833,299
C.R. Bard, Inc.	4,987	541,987
CareFusion Corp.*	14,646	539,705
Covidien plc	119,187	7,489,711
DENTSPLY International, Inc.	9,555	391,373
Edwards Lifesciences Corp.*	7,527	505,814
Intuitive Surgical, Inc.*	2,675	1,355,101
Medtronic, Inc.	67,389	3,468,512
St. Jude Medical, Inc.	18,880	861,494
Stryker Corp.	19,145	1,238,299
Varian Medical Systems, Inc.*	7,218	486,854
Zimmer Holdings, Inc.	11,218	840,677

		33,545,005

Health Care Providers & Services (1.6%)
Aetna, Inc.	25,203	1,601,399
AmerisourceBergen Corp.	15,387	859,056
Cardinal Health, Inc.	22,777	1,075,075
Centene Corp.*	68,530	3,595,084
Cigna Corp.	19,015	1,378,397
DaVita HealthCare Partners, Inc.*	5,640	681,312
Express Scripts Holding Co.*	126,402	7,797,739
Humana, Inc.	10,495	885,568
Laboratory Corp. of America Holdings*	6,196	620,220
McKesson Corp.	55,800	6,389,100
Molina Healthcare, Inc.*	110,608	4,112,406
Patterson Cos., Inc.	5,584	209,958
Quest Diagnostics, Inc.	10,537	638,858
Tenet Healthcare Corp.*	6,889	317,583
UnitedHealth Group, Inc.	67,965	4,450,348
WellPoint, Inc.	20,013	1,637,864

		36,249,967

Health Care Technology (0.4%)
Cerner Corp.*	86,009	8,264,605

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	22,949	981,299
Life Technologies Corp.*	11,480	849,635
PerkinElmer, Inc.	7,449	$242,093
Thermo Fisher Scientific, Inc.	23,916	2,024,011
Waters Corp.*	5,709	571,185

		4,668,223

Pharmaceuticals (3.8%)
AbbVie, Inc.	105,528	4,362,527
Actavis, Inc.*	8,512	1,074,385
Allergan, Inc.	19,750	1,663,740
Bristol-Myers Squibb Co.	330,003	14,747,834
Eli Lilly and Co.	66,057	3,244,720
Forest Laboratories, Inc.*	15,642	641,322
Hospira, Inc.*	11,030	422,559
Johnson & Johnson	290,562	24,947,653
Merck & Co., Inc.	201,204	9,345,926
Mylan, Inc.*	25,392	787,914
Perrigo Co.	5,888	712,448
Pfizer, Inc.	880,919	24,674,541
Zoetis, Inc.	33,349	1,030,165

		87,655,734

Total Health Care		223,596,311

Industrials (8.0%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.*	62,236	3,925,847
Boeing Co.	94,133	9,642,984
General Dynamics Corp.	22,123	1,732,895
Hexcel Corp.*	186,025	6,334,151
Honeywell International, Inc.	136,137	10,801,109
L-3 Communications Holdings, Inc.	5,994	513,925
Lockheed Martin Corp.	17,719	1,921,803
Northrop Grumman Corp.	15,670	1,297,476
Precision Castparts Corp.	9,751	2,203,823
Raytheon Co.	21,633	1,430,374
Rockwell Collins, Inc.	9,038	573,100
Textron, Inc.	18,514	482,290
United Technologies Corp.	56,354	5,237,541

		46,097,318

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	10,691	602,010
Expeditors International of Washington, Inc.	13,763	523,132
FedEx Corp.	19,635	1,935,618
United Parcel Service, Inc., Class B	47,343	4,094,223

		7,154,983

Airlines (0.0%)
Southwest Airlines Co.	48,128	620,370

Building Products (0.0%)
Masco Corp.	23,779	463,453

Commercial Services & Supplies (0.6%)
ADT Corp.*	14,577	580,893
Avery Dennison Corp.	6,626	283,328
Cintas Corp.	6,937	315,911
Iron Mountain, Inc.	202,107	5,378,067
Pitney Bowes, Inc.	13,451	197,461
Republic Services, Inc.	19,779	671,299
Stericycle, Inc.*	5,749	634,862
Tyco International Ltd.	30,929	1,019,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	95,563	$3,931,462
Waste Management, Inc.	29,252	1,179,733

		14,192,127

Construction & Engineering (0.1%)
Fluor Corp.	10,859	644,047
Jacobs Engineering Group, Inc.*	8,718	480,624
Quanta Services, Inc.*	14,196	375,626

		1,500,297

Electrical Equipment (1.1%)
Eaton Corp. plc	205,292	13,510,267
Emerson Electric Co.	47,899	2,612,411
Polypore International, Inc.*	168,619	6,795,346
Rockwell Automation, Inc.	9,301	773,285
Roper Industries, Inc.	6,600	819,852

		24,511,161

Industrial Conglomerates (1.8%)
3M Co.	42,310	4,626,598
Danaher Corp.	158,402	10,026,847
General Electric Co.	1,146,835	26,595,104

		41,248,549

Machinery (1.1%)
Caterpillar, Inc.	89,321	7,368,089
Cummins, Inc.	11,761	1,275,598
Deere & Co.	25,856	2,100,800
Dover Corp.	11,401	885,402
Flowserve Corp.	9,922	535,887
IDEX Corp.	75,837	4,080,789
Illinois Tool Works, Inc.	27,615	1,910,129
Ingersoll-Rand plc	18,521	1,028,286
Joy Global, Inc.	7,076	343,398
PACCAR, Inc.	23,569	1,264,712
Pall Corp.	7,434	493,841
Parker Hannifin Corp.	9,949	949,135
Pentair Ltd. (Registered)	13,613	785,334
Snap-on, Inc.	3,884	347,152
Stanley Black & Decker, Inc.	10,789	833,990
Xylem, Inc.	12,361	333,005

		24,535,547

Professional Services (0.3%)
Dun & Bradstreet Corp.	2,661	259,314
Equifax, Inc.	8,043	473,974
Nielsen Holdings N.V.	166,198	5,582,591
Robert Half International, Inc.	9,289	308,674

		6,624,553

Road & Rail (0.6%)
CSX Corp.	68,095	1,579,123
Kansas City Southern	7,345	778,276
Norfolk Southern Corp.	70,379	5,113,034
Ryder System, Inc.	3,456	210,090
Union Pacific Corp.	31,102	4,798,417

		12,478,940

Trading Companies & Distributors (0.1%)
Fastenal Co.	17,988	824,750
W.W. Grainger, Inc.	3,984	1,004,685

		1,829,435

Total Industrials		181,256,733

Information Technology (12.2%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	575,205	$13,983,234
F5 Networks, Inc.*	5,257	361,682
Harris Corp.	7,301	359,574
JDS Uniphase Corp.*	15,788	227,031
Juniper Networks, Inc.*	33,732	651,365
Motorola Solutions, Inc.	18,101	1,044,971
QUALCOMM, Inc.	182,515	11,148,016

		27,775,873

Computers & Peripherals (2.9%)
Apple, Inc.	111,093	44,001,715
Dell, Inc.	97,793	1,305,537
EMC Corp.	139,993	3,306,635
Hewlett-Packard Co.	319,393	7,920,946
NetApp, Inc.*	24,023	907,589
SanDisk Corp.*	16,214	990,675
Seagate Technology plc	21,262	953,176
Western Digital Corp.	91,904	5,706,319

		65,092,592

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	10,646	829,749
Corning, Inc.	98,288	1,398,638
FLIR Systems, Inc.	9,453	254,947
Jabil Circuit, Inc.	228,989	4,666,796
Molex, Inc.	9,235	270,955
TE Connectivity Ltd.	27,681	1,260,593

		8,681,678

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	11,838	503,707
eBay, Inc.*	77,827	4,025,212
Google, Inc., Class A*	25,643	22,575,328
VeriSign, Inc.*	197,018	8,798,824
Yahoo!, Inc.*	63,481	1,594,008

		37,497,079

IT Services (2.1%)
Accenture plc, Class A	80,068	5,761,693
Automatic Data Processing, Inc.	32,331	2,226,313
Cognizant Technology Solutions Corp., Class A*	20,102	1,258,586
Computer Sciences Corp.	10,010	438,138
Fidelity National Information Services, Inc.	19,540	837,094
Fiserv, Inc.*	8,869	775,239
International Business Machines Corp.	69,448	13,272,207
Jack Henry & Associates, Inc.	83,759	3,947,562
Mastercard, Inc., Class A	6,966	4,001,967
Paychex, Inc.	21,579	788,065
SAIC, Inc.	18,966	264,196
Teradata Corp.*	10,887	546,854
Total System Services, Inc.	10,709	262,156
Visa, Inc., Class A	72,018	13,161,290
Western Union Co.	37,121	635,140

		48,176,500

Office Electronics (0.0%)
Xerox Corp.	81,831	742,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	40,524	$165,338
Altera Corp.	21,342	704,073
Analog Devices, Inc.	20,533	925,217
Applied Materials, Inc.	80,065	1,193,769
ASML Holding N.V.	51,541	4,076,893
Broadcom Corp., Class A	200,849	6,780,662
First Solar, Inc.*	4,427	198,020
Intel Corp.	331,229	8,022,366
KLA-Tencor Corp.	11,059	616,318
Lam Research Corp.*	10,835	480,424
Linear Technology Corp.	15,545	572,678
LSI Corp.*	36,678	261,881
Microchip Technology, Inc.	13,135	489,279
Micron Technology, Inc.*	68,637	983,568
NVIDIA Corp.	38,485	539,945
ON Semiconductor Corp.*	547,054	4,420,196
Teradyne, Inc.*	12,683	222,840
Texas Instruments, Inc.	275,094	9,592,528
Xilinx, Inc.	17,581	696,383

		40,942,378

Software (2.2%)
Adobe Systems, Inc.*	33,445	1,523,754
Autodesk, Inc.*	14,984	508,557
BMC Software, Inc.*	8,832	398,677
CA, Inc.	22,079	632,122
Citrix Systems, Inc.*	12,470	752,315
Electronic Arts, Inc.*	20,165	463,190
Intuit, Inc.	18,597	1,134,975
Microsoft Corp.	500,808	17,292,900
Oracle Corp.	576,387	17,706,609
Red Hat, Inc.*	12,633	604,110
Salesforce.com, Inc.*	36,164	1,380,742
Symantec Corp.	210,218	4,723,598
Workday, Inc., Class A*	29,402	1,884,374

		49,005,923

Total Information Technology		277,914,230

Materials (2.7%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	53,802	4,926,649
Airgas, Inc.	4,392	419,260
CF Industries Holdings, Inc.	3,950	677,425
Dow Chemical Co.	80,597	2,592,806
E.I. du Pont de Nemours & Co.	61,332	3,219,930
Eastman Chemical Co.	10,329	723,133
Ecolab, Inc.	17,752	1,512,293
FMC Corp.	9,070	553,814
International Flavors & Fragrances, Inc.	5,432	408,269
LyondellBasell Industries N.V., Class A	101,806	6,745,666
Monsanto Co.	141,866	14,016,361
Mosaic Co.	68,984	3,712,029
PPG Industries, Inc.	9,503	1,391,334
Praxair, Inc.	19,706	2,269,343
Sherwin-Williams Co.	5,705	1,007,503
Sigma-Aldrich Corp.	8,022	644,648

		44,820,463

Construction Materials (0.0%)
Vulcan Materials Co.	8,650	$418,747

Containers & Packaging (0.1%)
Ball Corp.	9,900	411,246
Bemis Co., Inc.	6,848	268,031
MeadWestvaco Corp.	11,798	402,430
Owens-Illinois, Inc.*	10,947	304,217
Sealed Air Corp.	13,049	312,523

		1,698,447

Metals & Mining (0.6%)
Alcoa, Inc.	71,195	556,745
Allegheny Technologies, Inc.	125,688	3,306,851
Barrick Gold Corp.	72,756	1,145,179
Cliffs Natural Resources, Inc.	58,808	955,630
Freeport-McMoRan Copper & Gold, Inc.	104,830	2,894,356
Newmont Mining Corp.	33,130	992,244
Nucor Corp.	87,284	3,781,143
United States Steel Corp.	9,594	168,183

		13,800,331

Paper & Forest Products (0.0%)
International Paper Co.	29,641	1,313,393

Total Materials		62,051,381

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	358,482	12,690,263
CenturyLink, Inc.	79,006	2,792,862
Frontier Communications Corp.	66,354	268,734
Verizon Communications, Inc.	190,643	9,596,968
Windstream Corp.	39,445	304,121

		25,652,948

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	19,535	1,414,139
Sprint Nextel Corp.*	201,095	1,411,687
Vodafone Group plc (ADR)	305,068	8,767,654

		11,593,480

Total Telecommunication Services		37,246,428

Utilities (2.2%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	32,386	1,450,245
Duke Energy Corp.	47,025	3,174,188
Edison International	82,009	3,949,553
Entergy Corp.	11,880	827,798
Exelon Corp.	215,227	6,646,210
FirstEnergy Corp.	27,858	1,040,218
NextEra Energy, Inc.	28,295	2,305,477
Northeast Utilities	20,964	880,907
Pepco Holdings, Inc.	16,563	333,910
Pinnacle West Capital Corp.	7,321	406,096
PPL Corp.	39,469	1,194,332
Southern Co.	57,996	2,559,363
Xcel Energy, Inc.	33,132	938,961

		25,707,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.1%)
AGL Resources, Inc.	7,871	$337,351
ONEOK, Inc.	13,733	567,310

		904,661

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	41,304	495,235
Calpine Corp.*	132,659	2,816,350
NRG Energy, Inc.	224,188	5,985,820

		9,297,405

Multi-Utilities (0.6%)
Ameren Corp.	16,162	556,619
CenterPoint Energy, Inc.	28,563	670,945
CMS Energy Corp.	17,693	480,719
Consolidated Edison, Inc.	19,510	1,137,628
Dominion Resources, Inc.	38,491	2,187,059
DTE Energy Co.	11,591	776,713
Integrys Energy Group, Inc.	5,276	308,804
NiSource, Inc.	20,795	595,569
PG&E Corp.	87,958	4,022,319
Public Service Enterprise Group, Inc.	33,713	1,101,067
SCANA Corp.	9,294	456,335
Sempra Energy	15,023	1,228,280
TECO Energy, Inc.	13,641	234,489
Wisconsin Energy Corp.	15,237	624,565

		14,381,111

Total Utilities		50,290,435

Total Common Stocks (74.2%) (Cost $1,516,490,020)		1,692,256,538

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.9%)
iShares Core S&P 500 ETF	244,444	39,348,151
iShares Morningstar Large Core Index Fund	94,302	$9,086,941
iShares Morningstar Large Growth Index Fund	33,798	2,774,816
iShares Morningstar Large Value Index Fund	21,763	1,584,346
iShares NYSE 100 Index Fund	5,536	416,363
iShares Russell 1000 Growth Index Fund	37,197	2,705,710
iShares Russell 1000 Index Fund	198,599	17,728,933
iShares Russell 1000 Value Index Fund	22,025	1,845,475
iShares S&P 100 Index Fund	83,815	6,030,489
iShares S&P 500 Growth Index Fund	32,348	2,717,555
iShares S&P 500 Value Index Fund	23,246	1,761,349
Vanguard Growth ETF	12,800	1,000,448
Vanguard Large-Cap ETF	293,913	21,576,153
Vanguard Value ETF	37,100	2,512,041

Total Investment Companies (4.9%) (Cost $86,364,933)		111,088,770

Total Investments (79.1%) (Cost $1,602,854,953)		1,803,345,308
Other Assets Less Liabilities (20.9%)		476,851,673

Net Assets (100%)		$2,280,196,981

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	5,830	September-13	$463,171,776	$466,195,950	$3,024,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$266,986,095	$—	$—	$266,986,095
Consumer Staples	125,011,148	—	—	125,011,148
Energy	203,831,061	—	—	203,831,061
Financials	264,072,716	—	—	264,072,716
Health Care	223,596,311	—	—	223,596,311
Industrials	181,256,733	—	—	181,256,733
Information Technology	277,914,230	—	—	277,914,230
Materials	62,051,381	—	—	62,051,381
Telecommunication Services	37,246,428	—	—	37,246,428
Utilities	50,290,435	—	—	50,290,435
Futures	3,024,174	—	—	3,024,174
Investment Companies
Exchange Traded Funds (ETFs)	111,088,770	—	—	111,088,770

Total Assets	$1,806,369,482	$—	$—	$1,806,369,482

Total Liabilities	$—	$—	$—	$—

Total	$1,806,369,482	$—	$—	$1,806,369,482

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,024,174
Commodity contracts	Receivables	—	*
Other contracts	Receivables	—

Total		$3,024,174

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	15,267,470	—	—	15,267,470
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,267,470	$—	$—	$15,267,470

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,268,831	—	—	3,268,831
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,268,831	$—	$—	$3,268,831

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $162,845,000, during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$4,043,640	$—	$—	$4,043,640

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$418,754,315
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$746,513,800

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,236,317
Aggregate gross unrealized depreciation	(4,431,949)

Net unrealized appreciation	$197,804,368

Federal income tax cost of investments	$1,605,540,940

For the six months ended June 30, 2013, the Portfolio incurred approximately $2,952 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,602,854,953)	$1,803,345,308
Cash	436,739,436
Foreign cash (Cost $5,116,701)	5,116,701
Cash held as collateral at broker	21,571,000
Receivable for securities sold	15,610,834
Due from broker for futures variation margin	4,043,640
Dividends, interest and other receivables	1,593,672
Receivable from Separate Accounts for Trust shares sold	246,744
Other assets	8,175

Total assets	2,288,275,510

LIABILITIES
Payable for securities purchased	5,976,441
Payable to Separate Accounts for Trust shares redeemed	1,303,941
Investment management fees payable	412,756
Administrative fees payable	135,717
Distribution fees payable - Class IB	120,022
Trustees’ fees payable	754
Distribution fees payable - Class IA	207
Accrued expenses	128,691

Total liabilities	8,078,529

NET ASSETS	$2,280,196,981

Net assets were comprised of:
Paid in capital	$2,071,204,613
Accumulated undistributed net investment income (loss)	3,482,940
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	1,994,941
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	203,514,487

Net assets	$2,280,196,981

Class IA
Net asset value, offering and redemption price per share, $998,622 / 127,541 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

Class IB
Net asset value, offering and redemption price per share, $1,857,956,898 / 237,255,800 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

Class K
Net asset value, offering and redemption price per share, $421,241,461 / 53,735,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,816 foreign withholding tax)	$5,969,157
Interest	60,528

Total income	6,029,685

EXPENSES
Investment management fees	1,657,001
Administrative fees	562,162
Distribution fees - Class IB	310,449
Custodian fees	43,038
Printing and mailing expenses	32,243
Professional fees	31,807
Trustees’ fees	8,073
Distribution fees - Class IA	1,214
Miscellaneous	5,197

Gross expenses	2,651,184
Less: Fees paid indirectly	(8,776)

Net expenses	2,642,408

NET INVESTMENT INCOME (LOSS)	3,387,277

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,149,685
Futures	15,267,470
Foreign currency transactions	(23,183)

Net realized gain (loss)	21,393,972

Change in unrealized appreciation (depreciation) on:
Securities	58,881,122
Futures	3,268,831
Foreign currency translations	(42)

Net change in unrealized appreciation (depreciation)	62,149,911

NET REALIZED AND UNREALIZED GAIN (LOSS)	83,543,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,931,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,387,277	$7,229,478
Net realized gain (loss) on investments, futures and foreign currency transactions	21,393,972	44,952,062
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	62,149,911	28,446,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,931,160	80,628,116

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(10,154)
Class IB	—	(1,897,322)
Class K	—	(5,386,656)

	—	(7,294,132)

Distributions from net realized capital gains
Class IA	—	(69,461)
Class IB	—	(12,991,477)
Class K	—	(30,058,176)

	—	(43,119,114)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(50,413,246)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,331 and 18,169 shares, respectively ]	24,971	136,643
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,456 shares, respectively ]	—	79,615
Capital shares repurchased [ (6,589) and (18,423) shares, respectively ]	(49,441)	(133,390)

Total Class IA transactions	(24,470)	82,868

Class IB
Capital shares sold [ 2,933,329 and 1,935,833 shares, respectively ]	22,609,168	14,005,316
Capital shares sold in-kind (Note 9) [ 213,226,977 and 0 shares, respectively ]	1,655,878,473	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,141,957 shares, respectively ]	—	14,888,799
Capital shares repurchased [ (3,255,871) and (4,163,022) shares, respectively ]	(24,981,718)	(30,030,844)

Total Class IB transactions	1,653,505,923	(1,136,729)

Class K
Capital shares sold [ 118,550 and 459,711 shares, respectively ]	906,100	3,295,998
Capital shares sold in-kind (Note 9) [ 33 and 0 shares, respectively ]	260	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,100,185 shares, respectively ]	—	35,444,832
Capital shares repurchased [ (2,906,069) and (8,891,075) shares, respectively ]	(21,935,815)	(64,159,784)

Total Class K transactions	(21,029,455)	(25,418,954)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,632,451,998	(26,472,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,719,383,158	3,742,055
NET ASSETS:
Beginning of period	560,813,823	557,071,768

End of period (a)	$2,280,196,981	$560,813,823

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,482,940	$95,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$6.92	$6.60	$7.22	$6.88	$5.66	$9.08

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.08 (e)	0.08 (e)	0.09 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	0.90	(0.38)	0.91	1.42	(3.52)

Total from investment operations	0.91	0.98	(0.30)	0.99	1.51	(3.38)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.09)	(0.09)	(0.29)	(0.04)
Distributions from net realized gains	—	(0.58)	(0.23)	(0.56)	—	—

Total dividends and distributions	—	(0.66)	(0.32)	(0.65)	(0.29)	(0.04)

Net asset value, end of period	$7.83	$6.92	$6.60	$7.22	$6.88	$5.66

Total return (b)	13.15%	14.92%	(4.00)%	14.56%	26.84%	(37.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$999	$906	$789	$450,116	$423,167	$1,154,780
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.96%	0.96%	0.69%	0.70%	0.70%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.96%	0.96%	0.69%	0.70%	0.68%	0.65%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.96%	0.96%	0.70%	0.71%	0.70%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.83%	1.08%	1.10%	1.19%	1.60%	2.42%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.84%	1.09%	1.11%	1.19%	1.62%	2.50%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	1.08%	1.09%	1.18%	1.60%	2.38%
Portfolio turnover rate	63%	24%	29%	24%	36%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009		2008
Net asset value, beginning of period	$6.92	$6.60	$7.22		$6.88	$5.66		$9.09

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.08	(e)	0.07 (e)	0.09	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	0.90	(0.39)		0.90	1.41		(3.51)

Total from investment operations	0.91	0.98	(0.31)		0.97	1.50		(3.40)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)		(0.07)	(0.28)		(0.03)
Distributions from net realized gains	—	(0.58)	(0.23)		(0.56)	—		—

Total dividends and distributions	—	(0.66)	(0.31)		(0.63)	(0.28)		(0.03)

Net asset value, end of period	$7.83	$6.92	$6.60		$7.22	$6.88		$5.66

Total return (b)	13.15%	14.92%	(4.24)%		14.27%	26.50%		(37.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,857,957	$168,607	$161,281		$190,389	$183,149		$152,504
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.96%	0.96%	0.94	%(c)	0.95%	0.95	%(c)	0.98	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.96%	0.96%	0.94%		0.95%	0.93	%(c)	0.90	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.96%	0.96%	0.95	%(c)	0.96%	0.95	%(c)	1.02	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.91%	1.08%	1.04%		0.94%	1.40%		1.46%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.91%	1.08%	1.05%		0.94%	1.43%		1.49%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.91%	1.08%	1.04%		0.93%	1.40%		1.35%
Portfolio turnover rate	63%	24%	29%		24%	36%		39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$6.92	$6.60	$6.49

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.10 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.88	0.90	0.26

Total from investment operations	0.92	1.00	0.30

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)
Distributions from net realized gains	—	(0.58)	(0.10)

Total dividends and distributions	—	(0.68)	(0.19)

Net asset value, end of period	$7.84	$6.92	$6.60

Total return (b)	13.29%	15.21%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$421,241	$391,301	$395,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.71%	0.71%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.71%	0.71%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.08%	1.33%	1.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%	1.33%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%	1.33%	1.73%
Portfolio turnover rate	63%	24%	29%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	25.9%
Consumer Discretionary	19.6
Consumer Staples	13.1
Industrials	11.9
Health Care	11.6
Financials	5.5
Energy	4.5
Materials	4.5
Telecommunication Services	2.3
Utilities	0.2
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,113.50	$3.84
Hypothetical (5% average return before expenses)	1,000.00	1,021.16	3.67
Class IB
Actual	1,000.00	1,113.90	3.84
Hypothetical (5% average return before expenses)	1,000.00	1,021.16	3.67
Class K
Actual	1,000.00	1,114.50	2.53
Hypothetical (5% average return before expenses)	1,000.00	1,022.40	2.42

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.6%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	600	$13,848
BorgWarner, Inc.*	16,554	1,426,127
Delphi Automotive plc	44,670	2,264,322
Gentex Corp.	11,786	271,667
Goodyear Tire & Rubber Co.*	35,008	535,273
Lear Corp.	1,500	90,690
Visteon Corp.*	7,100	448,152

		5,050,079

Automobiles (0.5%)
Ford Motor Co.	193,500	2,993,445
Harley-Davidson, Inc.	32,000	1,754,240
Tesla Motors, Inc.*	11,910	1,279,491
Thor Industries, Inc.	6,300	309,834

		6,337,010

Distributors (0.2%)
Genuine Parts Co.	20,900	1,631,663
LKQ Corp.*	42,554	1,095,765

		2,727,428

Diversified Consumer Services (0.1%)
H&R Block, Inc.	38,840	1,077,810
Service Corp. International	23,600	425,508
Weight Watchers International, Inc.	2,024	93,104

		1,596,422

Hotels, Restaurants & Leisure (3.4%)
Bally Technologies, Inc.*	5,500	310,310
Brinker International, Inc.	10,006	394,537
Burger King Worldwide, Inc.	14,300	278,993
Chipotle Mexican Grill, Inc.*	4,473	1,629,738
Choice Hotels International, Inc.	123	4,882
Darden Restaurants, Inc.	12,103	610,959
Domino’s Pizza, Inc.	8,000	465,200
Dunkin’ Brands Group, Inc.	15,180	650,008
International Game Technology	37,106	620,041
Las Vegas Sands Corp.	55,788	2,952,859
Marriott International, Inc., Class A	29,344	1,184,617
McDonald’s Corp.	143,248	14,181,552
Norwegian Cruise Line Holdings Ltd.*	3,600	109,116
Panera Bread Co., Class A*	4,058	754,544
SeaWorld Entertainment, Inc.	4,300	150,930
Six Flags Entertainment Corp.	9,990	351,248
Starbucks Corp.	106,968	7,005,334
Starwood Hotels & Resorts Worldwide, Inc.	11,840	748,170
Wyndham Worldwide Corp.	19,400	1,110,262
Wynn Resorts Ltd.	11,500	1,472,000
Yum! Brands, Inc.	64,264	4,456,066

		39,441,366

Household Durables (0.4%)
Jarden Corp.*	16,050	702,188
Newell Rubbermaid, Inc.	23,800	624,750
NVR, Inc.*	600	$553,200
PulteGroup, Inc.*	55,300	1,049,041
Taylor Morrison Home Corp., Class A*	3,900	95,082
Tempur Sealy International, Inc.*	8,600	377,540
Tupperware Brands Corp.	7,600	590,444
Whirlpool Corp.	800	91,488

		4,083,733

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	52,536	14,588,722
Expedia, Inc.	15,229	916,024
Groupon, Inc.*	59,890	509,065
HomeAway, Inc.*	8,019	259,335
Liberty Interactive Corp.*	6,100	140,361
Liberty Ventures*	5,240	445,452
Netflix, Inc.*	7,194	1,518,582
priceline.com, Inc.*	7,369	6,095,121
TripAdvisor, Inc.*	16,029	975,685

		25,448,347

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	13,949	625,334
Mattel, Inc.	49,295	2,233,556
Polaris Industries, Inc.	9,300	883,500

		3,742,390

Media (5.0%)
AMC Networks, Inc., Class A*	8,575	560,891
Cablevision Systems Corp. - New York Group, Class A	27,800	467,596
CBS Corp., Class B	80,300	3,924,261
Charter Communications, Inc., Class A*	9,500	1,176,575
Cinemark Holdings, Inc.	16,400	457,888
Clear Channel Outdoor Holdings, Inc., Class A*	6,000	44,760
Comcast Corp., Class A	346,300	14,503,044
DIRECTV*	74,535	4,592,847
Discovery Communications, Inc., Class A*	35,000	2,702,350
DISH Network Corp., Class A	29,700	1,262,844
Interpublic Group of Cos., Inc.	27,800	404,490
Lamar Advertising Co., Class A*	11,200	486,080
Liberty Global plc*	1	35
Liberty Global plc, Class A*	45,120	3,342,518
Lions Gate Entertainment Corp.*	11,500	315,905
Madison Square Garden Co., Class A*	8,700	515,475
Morningstar, Inc.	2,935	227,697
News Corp., Class A	209,200	6,819,920
Omnicom Group, Inc.	36,934	2,322,041
Regal Entertainment Group, Class A	2,486	44,499
Scripps Networks Interactive, Inc., Class A	15,632	1,043,592
Sirius XM Radio, Inc.	207,900	696,465
Starz, Class A*	14,600	322,660
Time Warner Cable, Inc.	41,600	4,679,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Viacom, Inc., Class B	69,300	$4,715,865
Walt Disney Co.	57,100	3,605,865

		59,235,331

Multiline Retail (1.1%)
Big Lots, Inc.*	2,172	68,483
Dillard’s, Inc., Class A	2,600	213,122
Dollar General Corp.*	46,700	2,355,081
Dollar Tree, Inc.*	31,932	1,623,423
Family Dollar Stores, Inc.	13,727	855,329
Macy’s, Inc.	42,400	2,035,200
Nordstrom, Inc.	20,743	1,243,336
Target Corp.	71,901	4,951,103

		13,345,077

Specialty Retail (4.4%)
Aaron’s, Inc.	1,625	45,516
Abercrombie & Fitch Co., Class A	1,300	58,825
Advance Auto Parts, Inc.	10,392	843,519
American Eagle Outfitters, Inc.	17,700	323,202
Ascena Retail Group, Inc.*	2,600	45,370
AutoNation, Inc.*	7,215	313,059
AutoZone, Inc.*	5,114	2,166,751
Bed Bath & Beyond, Inc.*	31,259	2,216,263
Best Buy Co., Inc.	10,400	284,232
Cabela’s, Inc.*	6,800	440,368
CarMax, Inc.*	31,996	1,476,935
Chico’s FAS, Inc.	21,592	368,360
Dick’s Sporting Goods, Inc.	14,037	702,692
DSW, Inc., Class A	4,600	337,962
Foot Locker, Inc.	2,500	87,825
Gap, Inc.	39,800	1,660,854
GNC Holdings, Inc., Class A	14,000	618,940
Home Depot, Inc.	208,639	16,163,263
L Brands, Inc.	34,288	1,688,684
Lowe’s Cos., Inc.	155,400	6,355,860
O’Reilly Automotive, Inc.*	15,811	1,780,635
PetSmart, Inc.	14,715	985,758
Ross Stores, Inc.	31,362	2,032,571
Sally Beauty Holdings, Inc.*	24,200	752,620
Signet Jewelers Ltd.	1,000	67,430
Tiffany & Co.	15,936	1,160,778
TJX Cos., Inc.	102,746	5,143,465
Tractor Supply Co.	10,000	1,176,100
Ulta Salon Cosmetics & Fragrance, Inc.*	9,100	911,456
Urban Outfitters, Inc.*	15,314	615,929
Williams-Sonoma, Inc.	13,979	781,286

		51,606,508

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	8,500	629,595
Coach, Inc.	40,106	2,289,652
Deckers Outdoor Corp.*	2,100	106,071
Fossil Group, Inc.*	7,400	764,494
Hanesbrands, Inc.	14,067	723,325
Michael Kors Holdings Ltd.*	28,800	1,786,176
NIKE, Inc., Class B	101,166	6,442,251
PVH Corp.	10,264	1,283,513
Ralph Lauren Corp.	8,591	1,492,600
Under Armour, Inc., Class A*	11,900	710,549
VF Corp.	12,500	$2,413,250

		18,641,476

Total Consumer Discretionary		231,255,167

Consumer Staples (13.1%)
Beverages (3.9%)
Brown-Forman Corp., Class B	21,636	1,461,512
Coca-Cola Co.	546,262	21,910,569
Coca-Cola Enterprises, Inc.	39,092	1,374,475
Constellation Brands, Inc., Class A*	20,600	1,073,672
Dr. Pepper Snapple Group, Inc.	29,100	1,336,563
Monster Beverage Corp.*	19,186	1,165,933
PepsiCo, Inc.	220,916	18,068,719

		46,391,443

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	62,366	6,895,809
CVS Caremark Corp.	20,100	1,149,318
Fresh Market, Inc.*	5,800	288,376
Kroger Co.	74,200	2,562,868
Safeway, Inc.	2,600	61,516
Sysco Corp.	29,236	998,702
Walgreen Co.	101,900	4,503,980
Wal-Mart Stores, Inc.	152,545	11,363,077
Whole Foods Market, Inc.	52,970	2,726,895

		30,550,541

Food Products (2.0%)
Archer-Daniels-Midland Co.	7,100	240,761
Campbell Soup Co.	16,495	738,811
ConAgra Foods, Inc.	55,000	1,921,150
Flowers Foods, Inc.	24,401	538,031
General Mills, Inc.	92,040	4,466,701
Green Mountain Coffee Roasters, Inc.*	21,339	1,601,705
Hershey Co.	21,469	1,916,752
Hillshire Brands Co.	17,480	578,238
Hormel Foods Corp.	19,100	736,878
Ingredion, Inc.	1,300	85,306
J.M. Smucker Co.	2,000	206,300
Kellogg Co.	34,228	2,198,465
Kraft Foods Group, Inc.	84,933	4,745,207
McCormick & Co., Inc. (Non-Voting)	18,788	1,321,924
Mead Johnson Nutrition Co.	28,878	2,288,004
Pinnacle Foods, Inc.	2,700	65,205
WhiteWave Foods Co., Class A*	19,761	321,116

		23,970,554

Household Products (1.3%)
Church & Dwight Co., Inc.	19,768	1,219,883
Clorox Co.	15,774	1,311,450
Colgate-Palmolive Co.	133,168	7,629,195
Kimberly-Clark Corp.	45,925	4,461,155

		14,621,683

Personal Products (0.4%)
Avon Products, Inc.	61,810	1,299,864
Estee Lauder Cos., Inc., Class A	33,074	2,175,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Herbalife Ltd.	12,192	$550,347
Nu Skin Enterprises, Inc., Class A	8,300	507,296

		4,532,784

Tobacco (2.9%)
Altria Group, Inc.	286,878	10,037,861
Lorillard, Inc.	53,900	2,354,352
Philip Morris International, Inc.	233,602	20,234,606
Reynolds American, Inc.	34,000	1,644,580

		34,271,399

Total Consumer Staples		154,338,404

Energy (4.5%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	1,517	78,960
Baker Hughes, Inc.	3,900	179,907
Cameron International Corp.*	22,333	1,365,886
Dresser-Rand Group, Inc.*	10,830	649,583
Dril-Quip, Inc.*	5,800	523,682
FMC Technologies, Inc.*	33,832	1,883,766
Halliburton Co.	133,100	5,552,932
Oceaneering International, Inc.	15,500	1,119,100
RPC, Inc.	7,200	99,432
Schlumberger Ltd.	189,927	13,610,169
Seadrill Ltd.	50,400	2,053,296

		27,116,713

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.	3,900	335,127
Cabot Oil & Gas Corp.	30,100	2,137,702
Cheniere Energy, Inc.*	34,400	954,944
Cobalt International Energy, Inc.*	36,000	956,520
Concho Resources, Inc.*	15,000	1,255,800
Continental Resources, Inc.*	6,095	524,536
CVR Energy, Inc.	2,200	104,280
EOG Resources, Inc.	36,400	4,793,152
EQT Corp.	19,700	1,563,589
Gulfport Energy Corp.*	9,000	423,630
Kinder Morgan, Inc.	86,650	3,305,698
Kosmos Energy Ltd.*	14,400	146,304
Laredo Petroleum Holdings, Inc.*	4,850	99,716
Noble Energy, Inc.	6,500	390,260
Oasis Petroleum, Inc.*	13,300	516,971
Pioneer Natural Resources Co.	14,400	2,084,400
QEP Resources, Inc.	2,500	69,450
Range Resources Corp.	23,342	1,804,803
SM Energy Co.	9,462	567,531
Southwestern Energy Co.*	50,172	1,832,783
Whiting Petroleum Corp.*	1,300	59,917
Williams Cos., Inc.	53,500	1,737,145
World Fuel Services Corp.	1,900	75,962

		25,740,220

Total Energy		52,856,933

Financials (5.5%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	7,586	1,243,649
Ameriprise Financial, Inc.	9,200	$744,096
Artisan Partners Asset Management, Inc.*	700	34,937
BlackRock, Inc.	6,627	1,702,145
Charles Schwab Corp.	21,300	452,199
Eaton Vance Corp.	17,060	641,285
Federated Investors, Inc., Class B	9,730	266,699
Franklin Resources, Inc.	19,577	2,662,864
Lazard Ltd., Class A	18,224	585,902
LPL Financial Holdings, Inc.	6,310	238,266
SEI Investments Co.	19,475	553,674
T. Rowe Price Group, Inc.	37,036	2,709,183
Waddell & Reed Financial, Inc., Class A	12,279	534,137

		12,369,036

Commercial Banks (0.0%)
Signature Bank/New York*	700	58,114

Consumer Finance (0.9%)
American Express Co.	135,286	10,113,981

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	12,430	579,735
IntercontinentalExchange, Inc.*	10,375	1,844,260
Leucadia National Corp.	5,700	149,454
McGraw Hill Financial, Inc.	18,482	983,058
Moody’s Corp.	27,802	1,693,976
MSCI, Inc.*	7,191	239,244

		5,489,727

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	1,600	146,416
American Financial Group, Inc./Ohio	1,500	73,365
Aon plc	34,000	2,187,900
Arch Capital Group Ltd.*	1,200	61,692
Arthur J. Gallagher & Co.	18,100	790,789
Axis Capital Holdings Ltd.	4,300	196,854
Brown & Brown, Inc.	7,700	248,248
Chubb Corp.	5,300	448,645
Endurance Specialty Holdings Ltd.	2,100	108,045
Erie Indemnity Co., Class A	3,543	282,342
Hanover Insurance Group, Inc.	1,800	88,074
Loews Corp.	3,500	155,400
Marsh & McLennan Cos., Inc.	52,600	2,099,792
Progressive Corp.	69,200	1,759,064
Prudential Financial, Inc.	25,400	1,854,962
Travelers Cos., Inc.	14,500	1,158,840
Validus Holdings Ltd.	1,187	42,874

		11,703,302

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	56,520	4,135,568
Apartment Investment & Management Co. (REIT), Class A	11,400	342,456
Boston Properties, Inc. (REIT)	2,100	221,487
CBL & Associates Properties, Inc. (REIT)	7,600	162,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Corrections Corp. of America (REIT)	10,400	$352,248
Digital Realty Trust, Inc. (REIT)	14,441	880,901
Equity Lifestyle Properties, Inc. (REIT)	4,300	337,937
Extra Space Storage, Inc. (REIT)	1,200	50,316
Federal Realty Investment Trust (REIT)	6,181	640,846
Omega Healthcare Investors, Inc. (REIT)	16,500	511,830
Plum Creek Timber Co., Inc. (REIT)	23,239	1,084,564
Public Storage (REIT)	19,062	2,922,777
Rayonier, Inc. (REIT)	17,994	996,688
Regency Centers Corp. (REIT)	5,500	279,455
Senior Housing Properties Trust (REIT)	1,900	49,267
Simon Property Group, Inc. (REIT)	33,061	5,220,993
Tanger Factory Outlet Centers (REIT)	13,400	448,364
Taubman Centers, Inc. (REIT)	1,700	127,755
Ventas, Inc. (REIT)	18,900	1,312,794
Vornado Realty Trust (REIT)	5,200	430,820
Weyerhaeuser Co. (REIT)	78,200	2,227,918

		22,737,776

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	39,843	930,733
Realogy Holdings Corp.*	15,310	735,492
St. Joe Co.*	600	12,630

		1,678,855

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.*	3,000	112,320
Ocwen Financial Corp.*	14,800	610,056

		722,376

Total Financials		64,873,167

Health Care (11.6%)
Biotechnology (4.3%)
Alexion Pharmaceuticals, Inc.*	27,890	2,572,574
Alkermes plc*	18,000	516,240
Amgen, Inc.	107,100	10,566,486
ARIAD Pharmaceuticals, Inc.*	26,300	459,987
Biogen Idec, Inc.*	33,900	7,295,280
BioMarin Pharmaceutical, Inc.*	19,849	1,107,376
Celgene Corp.*	59,597	6,967,485
Cubist Pharmaceuticals, Inc.*	9,300	449,190
Gilead Sciences, Inc.*	217,874	11,157,327
Incyte Corp.*	14,600	321,200
Medivation, Inc.*	10,700	526,440
Myriad Genetics, Inc.*	11,334	304,545
Onyx Pharmaceuticals, Inc.*	10,400	902,928
Pharmacyclics, Inc.*	8,400	667,548
Quintiles Transnational Holdings, Inc.*	1,700	72,352
Regeneron Pharmaceuticals, Inc.*	11,500	2,586,120
Seattle Genetics, Inc.*	14,300	$449,878
Theravance, Inc.*	10,400	400,712
United Therapeutics Corp.*	6,652	437,835
Vertex Pharmaceuticals, Inc.*	31,607	2,524,451

		50,285,954

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	77,356	5,358,450
Becton, Dickinson and Co.	27,792	2,746,683
C.R. Bard, Inc.	11,524	1,252,428
Cooper Cos., Inc.	5,100	607,155
DENTSPLY International, Inc.	5,632	230,687
Edwards Lifesciences Corp.*	16,146	1,085,011
Hologic, Inc.*	11,200	216,160
IDEXX Laboratories, Inc.*	7,747	695,526
Intuitive Surgical, Inc.*	5,821	2,948,802
ResMed, Inc.	20,332	917,583
Sirona Dental Systems, Inc.*	7,800	513,864
St. Jude Medical, Inc.	25,754	1,175,155
Stryker Corp.	27,591	1,784,586
Varian Medical Systems, Inc.*	15,490	1,044,801
Zimmer Holdings, Inc.	1,300	97,422

		20,674,313

Health Care Providers & Services (1.8%)
Aetna, Inc.	14,400	914,976
AmerisourceBergen Corp.	33,008	1,842,837
Brookdale Senior Living, Inc.*	14,100	372,804
Catamaran Corp.*	29,432	1,433,927
Cigna Corp.	2,400	173,976
Community Health Systems, Inc.	1,000	46,880
DaVita HealthCare Partners, Inc.*	13,198	1,594,318
Express Scripts Holding Co.*	102,030	6,294,231
HCA Holdings, Inc.	2,700	97,362
Health Management Associates, Inc., Class A*	37,000	581,640
Henry Schein, Inc.*	12,452	1,192,279
Laboratory Corp. of America Holdings*	13,296	1,330,930
McKesson Corp.	32,371	3,706,479
MEDNAX, Inc.*	4,700	430,426
Patterson Cos., Inc.	11,174	420,142
Quest Diagnostics, Inc.	1,446	87,671
Tenet Healthcare Corp.*	14,728	678,961
Universal Health Services, Inc., Class B	8,716	583,623

		21,783,462

Health Care Technology (0.2%)
Cerner Corp.*	21,220	2,039,030

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	5,747	245,742
Bruker Corp.*	15,600	251,940
Charles River Laboratories International, Inc.*	3,127	128,301
Covance, Inc.*	7,945	604,932
Illumina, Inc.*	17,791	1,331,479
Life Technologies Corp.*	16,024	1,185,936
Mettler-Toledo International, Inc.*	4,347	874,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Techne Corp.	2,454	$169,522
Waters Corp.*	12,242	1,224,812

		6,017,280

Pharmaceuticals (3.1%)
AbbVie, Inc.	226,206	9,351,356
Actavis, Inc.*	18,800	2,372,936
Allergan, Inc.	42,344	3,567,058
Bristol-Myers Squibb Co.	202,000	9,027,380
Eli Lilly and Co.	30,932	1,519,380
Endo Health Solutions, Inc.*	16,000	588,640
Jazz Pharmaceuticals plc*	7,400	508,602
Johnson & Johnson	51,714	4,440,164
Mylan, Inc.*	54,423	1,688,746
Perrigo Co.	13,489	1,632,169
Salix Pharmaceuticals Ltd.*	8,700	575,505
Warner Chilcott plc, Class A	33,400	663,992
Zoetis, Inc.	14,110	435,858

		36,371,786

Total Health Care		137,171,825

Industrials (11.9%)
Aerospace & Defense (3.8%)
B/E Aerospace, Inc.*	13,200	832,656
Boeing Co.	108,371	11,101,525
Hexcel Corp.*	14,300	486,915
Honeywell International, Inc.	112,391	8,917,102
Huntington Ingalls Industries, Inc.	7,100	401,008
Lockheed Martin Corp.	37,131	4,027,228
Precision Castparts Corp.	20,927	4,729,711
Rockwell Collins, Inc.	17,270	1,095,091
Spirit AeroSystems Holdings, Inc., Class A*	2,147	46,118
TransDigm Group, Inc.	7,553	1,184,084
Triumph Group, Inc.	1,500	118,725
United Technologies Corp.	123,082	11,439,241

		44,379,404

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	22,958	1,292,765
Expeditors International of Washington, Inc.	29,476	1,120,383
United Parcel Service, Inc., Class B	103,459	8,947,134

		11,360,282

Airlines (0.3%)
Alaska Air Group, Inc.*	9,200	478,400
Copa Holdings S.A., Class A	4,798	629,114
Delta Air Lines, Inc.*	55,989	1,047,554
Southwest Airlines Co.	11,345	146,237
United Continental Holdings, Inc.*	47,687	1,492,126

		3,793,431

Building Products (0.2%)
A.O. Smith Corp.	4,700	170,516
Armstrong World Industries, Inc.*	3,931	187,862
Fortune Brands Home & Security, Inc.	20,700	$801,918
Lennox International, Inc.	7,168	462,623
Masco Corp.	50,875	991,554

		2,614,473

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	4,500	192,420
Cintas Corp.	4,100	186,714
Clean Harbors, Inc.*	8,600	434,558
Copart, Inc.*	15,954	491,383
Iron Mountain, Inc.	21,822	580,683
KAR Auction Services, Inc.	4,000	91,480
Pitney Bowes, Inc.	12,400	182,032
R.R. Donnelley & Sons Co.	14,000	196,140
Rollins, Inc.	9,000	233,100
Stericycle, Inc.*	12,371	1,366,130
Waste Connections, Inc.	16,644	684,734
Waste Management, Inc.	5,300	213,749

		4,853,123

Construction & Engineering (0.2%)
AECOM Technology Corp.*	1,400	44,506
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	14,400	859,104
Fluor Corp.	13,879	823,163
Quanta Services, Inc.*	6,200	164,052

		1,890,825

Electrical Equipment (0.9%)
AMETEK, Inc.	34,723	1,468,783
Babcock & Wilcox Co.	11,002	330,390
Emerson Electric Co.	76,771	4,187,090
Hubbell, Inc., Class B	6,200	613,800
Rockwell Automation, Inc.	19,912	1,655,484
Roper Industries, Inc.	14,173	1,760,570
SolarCity Corp.*	3,000	113,310

		10,129,427

Industrial Conglomerates (0.9%)
3M Co.	83,441	9,124,273
Carlisle Cos., Inc.	411	25,610
Danaher Corp.	17,338	1,097,495

		10,247,378

Machinery (1.9%)
Caterpillar, Inc.	16,995	1,401,917
Colfax Corp.*	12,200	635,742
Crane Co.	6,400	383,488
Cummins, Inc.	22,286	2,417,139
Deere & Co.	55,447	4,505,069
Donaldson Co., Inc.	19,280	687,525
Dover Corp.	18,000	1,397,880
Flowserve Corp.	19,569	1,056,922
Graco, Inc.	8,716	550,938
Harsco Corp.	700	16,233
IDEX Corp.	10,876	585,238
Illinois Tool Works, Inc.	20,100	1,390,317
Ingersoll-Rand plc	30,400	1,687,808
ITT Corp.	12,800	376,448
Lincoln Electric Holdings, Inc.	11,800	675,786
Manitowoc Co., Inc.	19,000	340,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Navistar International Corp.*	1,000	$27,760
Nordson Corp.	9,200	637,652
PACCAR, Inc.	6,491	348,307
Pall Corp.	15,868	1,054,111
Snap-on, Inc.	900	80,442
Stanley Black & Decker, Inc.	2,000	154,600
Toro Co.	8,226	373,543
Valmont Industries, Inc.	3,868	553,472
WABCO Holdings, Inc.*	8,347	623,437
Wabtec Corp.	13,734	733,808
Xylem, Inc.	1,600	43,104

		22,738,976

Marine (0.0%)
Kirby Corp.*	4,788	380,838

Professional Services (0.4%)
Dun & Bradstreet Corp.	5,340	520,383
Equifax, Inc.	17,200	1,013,596
IHS, Inc., Class A*	9,417	982,946
Nielsen Holdings N.V.	4,491	150,853
Robert Half International, Inc.	19,905	661,443
Verisk Analytics, Inc., Class A*	21,591	1,288,983

		4,618,204

Road & Rail (1.5%)
Amerco, Inc.	600	97,140
Avis Budget Group, Inc.*	15,300	439,875
Con-way, Inc.	2,928	114,075
CSX Corp.	72,800	1,688,232
Genesee & Wyoming, Inc., Class A*	2,700	229,068
Hertz Global Holdings, Inc.*	49,400	1,225,120
J.B. Hunt Transport Services, Inc.	13,070	944,177
Kansas City Southern	15,769	1,670,883
Landstar System, Inc.	6,666	343,299
Norfolk Southern Corp.	8,100	588,465
Old Dominion Freight Line, Inc.*	10,100	420,362
Union Pacific Corp.	66,674	10,286,465

		18,047,161

Trading Companies & Distributors (0.4%)
Fastenal Co.	42,308	1,939,822
MRC Global, Inc.*	5,000	138,100
MSC Industrial Direct Co., Inc., Class A	6,777	524,947
United Rentals, Inc.*	13,400	668,794
W.W. Grainger, Inc.	8,446	2,129,912

		5,401,575

Total Industrials		140,455,097

Information Technology (25.9%)
Communications Equipment (1.6%)
F5 Networks, Inc.*	11,240	773,312
Harris Corp.	2,739	134,896
JDS Uniphase Corp.*	25,400	365,252
Juniper Networks, Inc.*	13,300	256,823
Motorola Solutions, Inc.	32,700	1,887,771
Palo Alto Networks, Inc.*	4,766	200,934
QUALCOMM, Inc.	246,739	15,070,818
Riverbed Technology, Inc.*	22,000	$342,320

		19,032,126

Computers & Peripherals (4.1%)
3D Systems Corp.*	14,300	627,770
Apple, Inc.	101,522	40,210,834
EMC Corp.	149,952	3,541,866
NCR Corp.*	23,412	772,362
NetApp, Inc.*	51,426	1,942,874
SanDisk Corp.*	15,800	965,380
Stratasys Ltd.*	2,500	209,350

		48,270,436

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	22,832	1,779,526
Dolby Laboratories, Inc., Class A	2,474	82,755
FLIR Systems, Inc.	14,106	380,439
IPG Photonics Corp.	4,600	279,358
National Instruments Corp.	13,670	381,940
Trimble Navigation Ltd.*	36,468	948,533

		3,852,551

Internet Software & Services (4.8%)
Akamai Technologies, Inc.*	25,323	1,077,494
eBay, Inc.*	185,376	9,587,647
Equinix, Inc.*	7,121	1,315,391
Facebook, Inc., Class A*	243,300	6,048,438
Google, Inc., Class A*	38,592	33,975,239
IAC/InterActiveCorp	10,600	504,136
LinkedIn Corp., Class A*	13,000	2,317,900
Pandora Media, Inc.*	18,383	338,247
Rackspace Hosting, Inc.*	16,100	610,029
VeriSign, Inc.*	20,341	908,429

		56,682,950

IT Services (6.7%)
Accenture plc, Class A	91,800	6,605,928
Alliance Data Systems Corp.*	7,040	1,274,451
Automatic Data Processing, Inc.	69,300	4,771,998
Booz Allen Hamilton Holding Corp.	4,100	71,258
Broadridge Financial Solutions, Inc.	17,287	459,489
Cognizant Technology Solutions Corp., Class A*	43,107	2,698,929
DST Systems, Inc.	3,989	260,602
Fidelity National Information Services, Inc.	4,100	175,644
Fiserv, Inc.*	19,029	1,663,325
FleetCor Technologies, Inc.*	9,724	790,561
Gartner, Inc.*	13,400	763,666
Genpact Ltd.	23,954	460,875
Global Payments, Inc.	10,856	502,850
International Business Machines Corp.	148,756	28,428,759
Jack Henry & Associates, Inc.	12,300	579,699
Lender Processing Services, Inc.	12,375	400,331
Mastercard, Inc., Class A	16,712	9,601,044
NeuStar, Inc., Class A*	9,350	455,158
Paychex, Inc.	41,780	1,525,806
SAIC, Inc.	14,739	205,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	23,351	$1,172,921
Total System Services, Inc.	18,100	443,088
Vantiv, Inc., Class A*	7,900	218,040
Visa, Inc., Class A	74,627	13,638,084
Western Union Co.	79,555	1,361,186

		78,529,006

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	607	26,368

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	86,523	353,014
Altera Corp.	15,756	519,791
Analog Devices, Inc.	18,999	856,095
Applied Materials, Inc.	113,400	1,690,794
Atmel Corp.*	61,200	449,820
Avago Technologies Ltd.	32,100	1,199,898
Broadcom Corp., Class A	35,637	1,203,105
Cree, Inc.*	16,800	1,072,848
Freescale Semiconductor Ltd.*	3,600	48,780
Intel Corp.	46,100	1,116,542
Lam Research Corp.*	5,398	239,347
Linear Technology Corp.	33,315	1,227,325
LSI Corp.*	9,100	64,974
Maxim Integrated Products, Inc.	41,478	1,152,259
Microchip Technology, Inc.	28,117	1,047,358
ON Semiconductor Corp.*	61,100	493,688
Silicon Laboratories, Inc.*	5,193	215,042
Skyworks Solutions, Inc.*	22,600	494,714
Texas Instruments, Inc.	158,331	5,521,002
Xilinx, Inc.	37,663	1,491,831

		20,458,227

Software (6.7%)
Adobe Systems, Inc.*	27,934	1,272,673
ANSYS, Inc.*	13,312	973,107
Autodesk, Inc.*	25,380	861,397
BMC Software, Inc.*	21,019	948,798
Cadence Design Systems, Inc.*	40,400	584,992
Citrix Systems, Inc.*	26,729	1,612,561
Concur Technologies, Inc.*	6,700	545,246
Electronic Arts, Inc.*	33,100	760,307
FactSet Research Systems, Inc.	6,269	639,062
Fortinet, Inc.*	19,300	337,750
Informatica Corp.*	15,400	538,692
Intuit, Inc.	42,429	2,589,442
MICROS Systems, Inc.*	1,614	69,644
Microsoft Corp.#	1,192,849	41,189,076
NetSuite, Inc.*	5,000	458,700
Oracle Corp.	507,101	15,578,143
Red Hat, Inc.*	27,051	1,293,579
Rovi Corp.*	1,693	38,668
Salesforce.com, Inc.*	84,184	3,214,145
ServiceNow, Inc.*	11,189	451,924
SolarWinds, Inc.*	9,300	360,933
Solera Holdings, Inc.	9,800	545,370
Splunk, Inc.*	14,600	676,856
Symantec Corp.	72,439	1,627,704
Tableau Software, Inc., Class A*	1,300	72,046
TIBCO Software, Inc.*	23,400	500,760
VMware, Inc., Class A*	12,166	815,000
Workday, Inc., Class A*	5,260	$337,113

		78,893,688

Total Information Technology		305,745,352

Materials (4.5%)
Chemicals (3.6%)
Airgas, Inc.	9,400	897,324
Albemarle Corp.	4,782	297,871
Celanese Corp.	22,792	1,021,082
Dow Chemical Co.	22,600	727,042
E.I. du Pont de Nemours & Co.	131,421	6,899,602
Eastman Chemical Co.	22,088	1,546,381
Ecolab, Inc.	37,441	3,189,599
FMC Corp.	19,458	1,188,105
International Flavors & Fragrances, Inc.	11,666	876,816
LyondellBasell Industries N.V., Class A	58,000	3,843,080
Monsanto Co.	76,268	7,535,278
NewMarket Corp.	1,400	367,584
PPG Industries, Inc.	18,600	2,723,226
Praxair, Inc.	42,268	4,867,583
Rockwood Holdings, Inc.	8,000	512,240
RPM International, Inc.	17,700	565,338
Scotts Miracle-Gro Co., Class A	6,093	294,353
Sherwin-Williams Co.	12,671	2,237,699
Sigma-Aldrich Corp.	16,224	1,303,761
Valspar Corp.	12,700	821,309
W.R. Grace & Co.*	9,500	798,380
Westlake Chemical Corp.	2,500	241,025

		42,754,678

Construction Materials (0.1%)
Eagle Materials, Inc.	7,100	470,517
Martin Marietta Materials, Inc.	6,636	653,115

		1,123,632

Containers & Packaging (0.5%)
AptarGroup, Inc.	6,700	369,907
Ball Corp.	21,224	881,645
Bemis Co., Inc.	6,400	250,496
Crown Holdings, Inc.*	17,503	719,898
Greif, Inc., Class A	900	47,403
Owens-Illinois, Inc.*	13,800	383,502
Packaging Corp. of America	14,000	685,440
Rock-Tenn Co., Class A	7,400	739,112
Sealed Air Corp.	27,900	668,205
Silgan Holdings, Inc.	6,300	295,848

		5,041,456

Metals & Mining (0.1%)
Compass Minerals International, Inc.	4,719	398,897
Royal Gold, Inc.	2,322	97,710
Southern Copper Corp.	22,529	622,251
Tahoe Resources, Inc.*	1,500	21,225

		1,140,083

Paper & Forest Products (0.2%)
International Paper Co.	54,600	2,419,326

Total Materials		52,479,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
Intelsat S.A.*	100	$2,000
Level 3 Communications, Inc.*	7,714	162,611
tw telecom, Inc.*	21,457	603,800
Verizon Communications, Inc.	408,600	20,568,924
Windstream Corp.	79,980	616,646

		21,953,981

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	70,700	352,086
Crown Castle International Corp.*	41,964	3,037,774
SBA Communications Corp., Class A*	18,218	1,350,318
Sprint Nextel Corp.*	63,000	442,260

		5,182,438

Total Telecommunication Services		27,136,419

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,433	678,633

Gas Utilities (0.1%)
ONEOK, Inc.	27,600	1,140,156
Questar Corp.	3,200	76,320

		1,216,476

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	6,400	$135,872

Water Utilities (0.0%)
Aqua America, Inc.	17,600	550,704

Total Utilities		2,581,685

Total Common Stocks (99.1%) (Cost $685,575,891)		1,168,893,224

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $2,730)	515	3,816

Total Investments (99.1%) (Cost $685,578,621)		1,168,897,040
Other Assets Less Liabilities (0.9%)		10,207,519

Net Assets (100%)		$1,179,104,559

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $20,856,120.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	86	September-13	$7,024,264	$6,876,990	$(147,274)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$231,255,167	$—	$—	$231,255,167
Consumer Staples	154,338,404	—	—	154,338,404
Energy	52,856,933	—	—	52,856,933
Financials	64,873,167	—	—	64,873,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$137,171,825	$—	$—	$137,171,825
Industrials	140,078,649	376,448	—	140,455,097
Information Technology	305,745,352	—	—	305,745,352
Materials	52,431,772	47,403	—	52,479,175
Telecommunication Services	27,136,419	—	—	27,136,419
Utilities	2,581,685	—	—	2,581,685
Rights
Health Care	3,816	—	—	3,816

Total Assets	$1,168,473,189	$423,851	$—	$1,168,897,040

Liabilities:
Futures	$(147,274)	$—	$—	$(147,274)

Total Liabilities	$(147,274)	$—	$—	$(147,274)

Total	$1,168,325,915	$423,851	$—	$1,168,749,766

(a)	A security with a market value of $376,448 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(147,274	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(147,274)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	493,235	—	—	493,235
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$493,235	$—	$—	$493,235

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(144,041)	—	—	(144,041)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(144,041)	$—	$—	$(144,041)

^ This Portfolio held futures as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional value of approximately $6,737,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(96,451)	$96,451	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$159,148,171
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$171,519,429

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,081,299
Aggregate gross unrealized depreciation	(2,851,107)

Net unrealized appreciation	$480,230,192

Federal income tax cost of investments	$688,666,848

The Portfolio has a net capital loss carryforward of $7,923,745, which expires in the year 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $685,578,621)	$1,168,897,040
Cash	29,405,606
Receivable for securities sold	136,848,768
Dividends, interest and other receivables	1,101,664
Receivable from Separate Accounts for Trust shares sold	1,081,711
Other assets	15,374

Total assets	1,337,350,163

LIABILITIES
Payable for securities purchased	156,808,345
Payable to Separate Accounts for Trust shares redeemed	676,008
Investment management fees payable	340,403
Due to broker for futures variation margin	96,451
Distribution fees payable - Class IB	147,981
Administrative fees payable	101,023
Distribution fees payable - Class IA	4,541
Trustees’ fees payable	1,480
Accrued expenses	69,372

Total liabilities	158,245,604

NET ASSETS	$1,179,104,559

Net assets were comprised of:
Paid in capital	$646,818,286
Accumulated undistributed net investment income (loss)	6,335,991
Accumulated undistributed net realized gain (loss) on investments and futures	42,779,137
Net unrealized appreciation (depreciation) on investments and futures	483,171,145

Net assets	$1,179,104,559

Class IA
Net asset value, offering and redemption price per share, $21,571,266 / 1,929,281 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class IB
Net asset value, offering and redemption price per share, $722,714,338 / 65,988,971 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

Class K
Net asset value, offering and redemption price per share, $434,818,955 / 38,845,469 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $663 foreign withholding tax)	$9,709,736
Interest	4,452

Total income	9,714,188

EXPENSES
Investment management fees	1,985,640
Distribution fees - Class IB	850,678
Administrative fees	590,439
Printing and mailing expenses	61,849
Custodian fees	41,393
Professional fees	34,075
Distribution fees - Class IA	26,099
Trustees’ fees	15,558
Miscellaneous	9,075

Total expenses	3,614,806

NET INVESTMENT INCOME (LOSS)	6,099,382

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,536,973
Futures	493,235

Net realized gain (loss)	54,030,208

Change in unrealized appreciation (depreciation) on:
Securities	60,775,489
Futures	(144,041)

Net change in unrealized appreciation (depreciation)	60,631,448

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,661,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,761,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,099,382	$14,122,269
Net realized gain (loss) on investments and futures	54,030,208	62,657,080
Net change in unrealized appreciation (depreciation) on investments and futures	60,631,448	80,903,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,761,038	157,682,683

DIVIDENDS:
Dividends from net investment income
Class IA	—	(231,317)
Class IB	—	(7,807,427)
Class K	—	(6,157,965)

TOTAL DIVIDENDS	—	(14,196,709)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 225,518 and 497,385 shares, respectively ]	2,469,818	4,922,123
Capital shares issued in reinvestment of dividends [ 0 and 22,993 shares, respectively ]	—	231,317
Capital shares repurchased [ (192,151) and (225,381) shares, respectively ]	(2,105,992)	(2,237,183)

Total Class IA transactions	363,826	2,916,257

Class IB
Capital shares sold [ 6,927,353 and 8,149,338 shares, respectively ]	75,284,789	78,101,818
Capital shares issued in reinvestment of dividends [ 0 and 792,205 shares, respectively ]	—	7,807,427
Capital shares repurchased [ (5,626,575) and (11,759,171) shares, respectively ]	(60,047,130)	(113,227,887)

Total Class IB transactions	15,237,659	(27,318,642)

Class K
Capital shares sold [ 359,790 and 475,661 shares, respectively ]	3,944,651	4,661,054
Capital shares issued in reinvestment of dividends [ 0 and 612,154 shares, respectively ]	—	6,157,965
Capital shares repurchased [ (2,991,913) and (15,859,389) shares, respectively ]	(32,500,175)	(156,571,305)

Total Class K transactions	(28,555,524)	(145,752,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,954,039)	(170,154,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,806,999	(26,668,697)
NET ASSETS:
Beginning of period	1,071,297,560	1,097,966,257

End of period (a)	$1,179,104,559	$1,071,297,560

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,335,991	$236,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011		2010		2009	2008
Net asset value, beginning of period	$10.04	$8.86	$8.77		$7.60		$5.68	$8.95

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.09	(e)	0.09	(e)	0.09 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	1.09	1.18	0.10		1.18		1.99	(3.28)

Total from investment operations	1.14	1.30	0.19		1.27		2.08	(3.25)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.10)		(0.10)		(0.16)	(0.02)

Net asset value, end of period	$11.18	$10.04	$8.86		$8.77		$7.60	$5.68

Total return (b)	11.35%	14.72%	2.23%		16.74	%(aa)	36.67%	(36.18	)%(ab)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,571	$19,030	$14,178		$587,034		$587,223	$5,568
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.47	%(c)	0.49%		0.50%	0.80%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.47	%(c)	0.49%		0.50%	0.68%
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.47	%(c)	0.49%		0.50%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.98%	1.18%	0.99%		1.16%		1.45%	0.31%
After waivers and fees paid indirectly (a)	0.98%	1.18%	0.99%		1.16%		1.45%	0.43%
Before waivers and fees paid indirectly (a)	0.98%	1.18%	0.99%		1.16%		1.45%	0.10%
Portfolio turnover rate	14%	16%	18%		23%		49%	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010		2009		2008
Net asset value, beginning of period	$9.83	$8.68	$8.59	$7.45		$5.57		$8.76

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.07 (e)	0.07	(e)	0.09	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	1.07	1.16	0.10	1.15		1.93		(3.19)

Total from investment operations	1.12	1.27	0.17	1.22		2.02		(3.18)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.08)	(0.08)		(0.14)		(0.01)

Net asset value, end of period	$10.95	$9.83	$8.68	$8.59		$7.45		$5.57

Total return (b)	11.39%	14.65%	2.00%	16.36	%(bb)	36.27%		(36.29	)%(bc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$722,714	$635,996	$585,640	$610,712		$582,328		$446,803
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.72%	0.74%		0.75	%(c)	1.05%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.72%	0.74%		0.75	%(c)	0.93	%(c)
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.72%	0.74%		0.75	%(c)	1.26	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.98%	1.15%	0.85%	0.91%		1.47%		0.05%
After waivers and fees paid indirectly (a)	0.98%	1.15%	0.85%	0.91%		1.47%		0.16%
Before waivers and fees paid indirectly (a)	0.98%	1.15%	0.85%	0.91%		1.47%		(0.17)%
Portfolio turnover rate	14%	16%	18%	23%		49%		131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.04	$8.86	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	1.08	1.20	0.65

Total from investment operations	1.15	1.33	0.69

Less distributions:
Dividends from net investment income	—	(0.15)	(0.10)

Net asset value, end of period	$11.19	$10.04	$8.86

Total return (b)	11.45%	15.01%	8.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$434,819	$416,272	$498,148
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.48%	0.47%
After waivers and fees paid indirectly (a)	0.48%	0.48%	0.47%
Before waivers and fees paid indirectly (a)	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.23%	1.36%	1.32%
After waivers and fees paid indirectly (a)	1.23%	1.36%	1.32%
Before waivers and fees paid indirectly (a)	1.23%	1.36%	1.32%
Portfolio turnover rate	14%	16%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 16.21%.
(ab)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 15.95%.
(bc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Discretionary	19.5%
Information Technology	19.4
Health Care	10.5
Industrials	10.0
Consumer Staples	7.0
Financials	6.8
Exchange Traded Funds	6.3
Energy	3.4
Materials	3.0
Telecommunication Services	1.8
Utilities	0.1
Cash and Other	12.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,128.90	$4.91
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66
Class IB
Actual	1,000.00	1,129.10	4.90
Hypothetical (5% average return before expenses)	1,000.00	1,020.19	4.65
Class K
Actual	1,000.00	1,130.60	3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (0.1%)
Allison Transmission Holdings, Inc.	477	$11,009
BorgWarner, Inc.*	11,665	1,004,940
Delphi Automotive plc	31,561	1,599,827
Gentex Corp.	8,334	192,099
Goodyear Tire & Rubber Co.*	24,802	379,222
Lear Corp.	1,055	63,785
Visteon Corp.*	5,024	317,115

		3,567,997

Automobiles (0.3%)
Ford Motor Co.	136,780	2,115,987
Harley-Davidson, Inc.	53,249	2,919,110
Tesla Motors, Inc.*	46,074	4,949,730
Thor Industries, Inc.	4,457	219,195

		10,204,022

Distributors (0.1%)
Genuine Parts Co.	14,783	1,154,109
LKQ Corp.*	109,858	2,828,843

		3,982,952

Diversified Consumer Services (0.1%)
H&R Block, Inc.	27,490	762,847
Service Corp. International	16,688	300,885
Weight Watchers International, Inc.	1,483	68,218

		1,131,950

Hotels, Restaurants & Leisure (4.2%)
Bally Technologies, Inc.*	3,899	219,982
Brinker International, Inc.	7,122	280,820
Burger King Worldwide, Inc.	10,131	197,656
Carnival plc	67,173	2,339,619
Chipotle Mexican Grill, Inc.*	50,568	18,424,451
Choice Hotels International, Inc.	142	5,636
Darden Restaurants, Inc.	8,557	431,957
Domino’s Pizza, Inc.	5,678	330,176
Dunkin’ Brands Group, Inc.	10,761	460,786
International Game Technology	26,286	439,239
Las Vegas Sands Corp.	134,393	7,113,421
Marriott International, Inc., Class A	69,985	2,825,294
McDonald’s Corp.	101,204	10,019,196
MGM Resorts International*	113,784	1,681,728
Norwegian Cruise Line Holdings Ltd.*	2,559	77,563
Panera Bread Co., Class A*	61,802	11,491,464
SeaWorld Entertainment, Inc.	3,076	107,968
Six Flags Entertainment Corp.	6,669	234,482
Starbucks Corp.	634,773	41,571,284
Starwood Hotels & Resorts Worldwide, Inc.	167,547	10,587,295
Wyndham Worldwide Corp.	13,716	784,967
Wynn Resorts Ltd.	171,126	21,904,128
Yum! Brands, Inc.	45,410	3,148,729

		134,677,841

Household Durables (0.2%)
D.R. Horton, Inc.	106,077	$2,257,319
Jarden Corp.*	11,358	496,912
Lennar Corp., Class A	61,953	2,232,786
Newell Rubbermaid, Inc.	16,862	442,628
NVR, Inc.*	419	386,318
PulteGroup, Inc.*	39,118	742,068
Taylor Morrison Home Corp., Class A*	2,820	68,752
Tempur Sealy International, Inc.*	6,092	267,439
Tupperware Brands Corp.	5,339	414,787
Whirlpool Corp.	559	63,927

		7,372,936

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	186,016	51,654,783
Ctrip.com International Ltd. (ADR)*	44,805	1,461,987
Expedia, Inc.	10,759	647,154
Groupon, Inc.*	42,380	360,230
HomeAway, Inc.*	5,701	184,370
Liberty Interactive Corp.*	4,331	99,656
Liberty Ventures*	3,713	315,642
Netflix, Inc.*	26,541	5,602,540
priceline.com, Inc.*	33,146	27,416,051
TripAdvisor, Inc.*	57,074	3,474,095

		91,216,508

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	9,859	441,979
Mattel, Inc.	34,867	1,579,824
Polaris Industries, Inc.	6,538	621,110

		2,642,913

Media (4.0%)
AMC Networks, Inc., Class A*	6,064	396,646
Cablevision Systems Corp. - New York Group, Class A	19,670	330,849
CBS Corp., Class B	192,527	9,408,794
Charter Communications, Inc., Class A*	19,594	2,426,717
Cinemark Holdings, Inc.	11,641	325,017
Clear Channel Outdoor Holdings, Inc., Class A*	4,275	31,891
Comcast Corp., Class A	570,713	23,901,460
DIRECTV*	52,703	3,247,559
Discovery Communications, Inc., Class A*	24,703	1,907,319
Discovery Communications, Inc., Class C*	202,795	14,126,700
DISH Network Corp., Class A	21,048	894,961
Interpublic Group of Cos., Inc.	19,676	286,286
Lamar Advertising Co., Class A*	7,954	345,204
Liberty Global plc*	114,216	7,754,136
Liberty Global plc, Class A*	90,171	6,679,885
Lions Gate Entertainment Corp.*	8,153	223,963
Madison Square Garden Co., Class A*	6,172	365,691
Morningstar, Inc.	2,087	161,909

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
News Corp., Class A	229,180	$7,471,268
Omnicom Group, Inc.	26,103	1,641,096
Regal Entertainment Group, Class A	1,824	32,650
Scripps Networks Interactive, Inc., Class A	11,070	739,033
Sirius XM Radio, Inc.	2,689,276	9,009,075
Starz, Class A*	10,387	229,553
Time Warner Cable, Inc.	29,372	3,303,763
Viacom, Inc., Class B	207,826	14,142,559
Walt Disney Co.	294,187	18,577,909

		127,961,893

Multiline Retail (0.6%)
Big Lots, Inc.*	1,557	49,092
Dillard’s, Inc., Class A	1,834	150,333
Dollar General Corp.*	212,748	10,728,882
Dollar Tree, Inc.*	50,744	2,579,825
Family Dollar Stores, Inc.	9,719	605,591
Macy’s, Inc.	30,018	1,440,864
Nordstrom, Inc.	14,640	877,521
Target Corp.	50,786	3,497,124

		19,929,232

Specialty Retail (5.2%)
Aaron’s, Inc.	1,155	32,352
Abercrombie & Fitch Co., Class A	925	41,856
Advance Auto Parts, Inc.	7,365	597,817
American Eagle Outfitters, Inc.	12,526	228,725
Ascena Retail Group, Inc.*	1,855	32,370
AutoNation, Inc.*	5,130	222,591
AutoZone, Inc.*	55,510	23,519,032
Bed Bath & Beyond, Inc.*	22,066	1,564,479
Best Buy Co., Inc.	7,360	201,149
Cabela’s, Inc.*	4,798	310,718
CarMax, Inc.*	99,201	4,579,118
Chico’s FAS, Inc.	15,329	261,513
Dick’s Sporting Goods, Inc.	9,974	499,298
DSW, Inc., Class A	3,274	240,541
Foot Locker, Inc.	1,788	62,812
Gap, Inc.	28,183	1,176,077
GNC Holdings, Inc., Class A	180,381	7,974,644
Home Depot, Inc.	809,393	62,703,676
L Brands, Inc.	24,229	1,193,278
Lowe’s Cos., Inc.	186,286	7,619,097
O’Reilly Automotive, Inc.*	11,152	1,255,938
PetSmart, Inc.	10,429	698,639
Restoration Hardware Holdings, Inc.*	63,614	4,771,050
Ross Stores, Inc.	60,826	3,942,133
Sally Beauty Holdings, Inc.*	17,138	532,992
Signet Jewelers Ltd.	710	47,875
Tiffany & Co.	11,277	821,417
TJX Cos., Inc.	703,380	35,211,203
Tractor Supply Co.	33,166	3,900,653
Ulta Salon Cosmetics & Fragrance, Inc.*	6,427	643,728
Urban Outfitters, Inc.*	10,866	437,031
Williams-Sonoma, Inc.	9,862	551,187

		165,874,989

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	5,981	$443,013
Coach, Inc.	28,365	1,619,358
Deckers Outdoor Corp.*	1,527	77,129
Fossil Group, Inc.*	5,192	536,386
Hanesbrands, Inc.	9,948	511,526
Lululemon Athletica, Inc.*	56,447	3,698,407
Michael Kors Holdings Ltd.*	20,341	1,261,549
NIKE, Inc., Class B	438,324	27,912,472
Prada S.p.A.	201,200	1,826,249
PVH Corp.	7,249	906,488
Ralph Lauren Corp.	15,357	2,668,125
Under Armour, Inc., Class A*	172,479	10,298,721
VF Corp.	8,839	1,706,457

		53,465,880

Total Consumer Discretionary		622,029,113

Consumer Staples (7.0%)
Beverages (2.5%)
Anheuser-Busch InBev N.V.	20,072	1,786,806
Anheuser-Busch InBev N.V. (ADR)	228,976	20,667,374
Brown-Forman Corp., Class B	15,268	1,031,353
Coca-Cola Co.	455,961	18,288,596
Coca-Cola Enterprises, Inc.	27,664	972,666
Constellation Brands, Inc., Class A*	287,204	14,969,073
Dr. Pepper Snapple Group, Inc.	20,599	946,112
Monster Beverage Corp.*	45,010	2,735,258
PepsiCo, Inc.	191,874	15,693,375
Pernod-Ricard S.A.	14,192	1,573,716

		78,664,329

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	77,740	8,595,712
CVS Caremark Corp.	269,745	15,424,019
Fresh Market, Inc.*	4,145	206,089
Kroger Co.	52,499	1,813,315
Safeway, Inc.	1,898	44,907
Sysco Corp.	20,729	708,103
Walgreen Co.	72,021	3,183,328
Wal-Mart Stores, Inc.	367,122	27,346,918
Whole Foods Market, Inc.	129,161	6,649,208

		63,971,599

Food Products (1.2%)
Archer-Daniels-Midland Co.	5,056	171,449
Boulder Brands, Inc.*	329,514	3,970,644
Campbell Soup Co.	11,669	522,655
ConAgra Foods, Inc.	38,920	1,359,476
Flowers Foods, Inc.	17,261	380,605
General Mills, Inc.	65,076	3,158,138
Green Mountain Coffee Roasters, Inc.*	216,799	16,272,933
Hershey Co.	15,141	1,351,788
Hillshire Brands Co.	12,424	410,986
Hormel Foods Corp.	13,536	522,219
Ingredion, Inc.	954	62,601
J.M. Smucker Co.	1,418	146,267
Kellogg Co.	24,180	1,553,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kraft Foods Group, Inc.	60,010	$3,352,759
McCormick & Co., Inc. (Non-Voting)	13,315	936,843
Mead Johnson Nutrition Co.	20,439	1,619,382
Nestle S.A. (Registered)	29,875	1,959,405
Pinnacle Foods, Inc.	1,945	46,972
WhiteWave Foods Co., Class A*	13,989	227,321

		38,025,524

Household Products (0.5%)
Church & Dwight Co., Inc.	13,950	860,854
Clorox Co.	11,111	923,769
Colgate-Palmolive Co.	133,536	7,650,277
Kimberly-Clark Corp.	32,457	3,152,873
Procter & Gamble Co.	38,241	2,944,175

		15,531,948

Personal Products (0.1%)
Avon Products, Inc.	43,721	919,453
Estee Lauder Cos., Inc., Class A	23,380	1,537,703
Herbalife Ltd.	8,606	388,475
Nu Skin Enterprises, Inc., Class A	5,896	360,363

		3,205,994

Tobacco (0.7%)
Altria Group, Inc.	202,768	7,094,852
Lorillard, Inc.	38,133	1,665,650
Philip Morris International, Inc.	165,099	14,300,875
Reynolds American, Inc.	24,084	1,164,943

		24,226,320

Total Consumer Staples		223,625,714

Energy (3.4%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	1,076	56,006
Baker Hughes, Inc.	2,810	129,625
Cameron International Corp.*	15,775	964,799
Dresser-Rand Group, Inc.*	7,689	461,186
Dril-Quip, Inc.*	4,097	369,918
FMC Technologies, Inc.*	83,161	4,630,405
Halliburton Co.	94,086	3,925,268
Oceaneering International, Inc.	10,922	788,568
RPC, Inc.	5,107	70,528
Schlumberger Ltd.	305,423	21,886,612
Seadrill Ltd.	35,675	1,453,400

		34,736,315

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.	2,784	239,229
Cabot Oil & Gas Corp.	59,417	4,219,795
Cheniere Energy, Inc.*	24,360	676,234
Cobalt International Energy, Inc.*	25,490	677,269
Concho Resources, Inc.*	27,936	2,338,802
Continental Resources, Inc.*	4,312	371,091
CVR Energy, Inc.	1,578	74,797
EOG Resources, Inc.	43,814	5,769,428
EQT Corp.	43,875	3,482,359
Gulfport Energy Corp.*	76,726	3,611,493
Kinder Morgan, Inc.	698,956	26,665,171
Kosmos Energy Ltd.*	10,204	$103,673
Laredo Petroleum Holdings, Inc.*	3,472	71,384
Noble Energy, Inc.	4,598	276,064
Oasis Petroleum, Inc.*	9,447	367,205
Phillips 66	24,649	1,452,073
Pioneer Natural Resources Co.	102,331	14,812,412
QEP Resources, Inc.	1,828	50,782
Range Resources Corp.	73,601	5,690,829
SM Energy Co.	6,690	401,266
Southwestern Energy Co.*	35,485	1,296,267
Whiting Petroleum Corp.*	952	43,878
Williams Cos., Inc.	37,835	1,228,502
World Fuel Services Corp.	1,385	55,372

		73,975,375

Total Energy		108,711,690

Financials (6.8%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	71,008	11,641,052
Ameriprise Financial, Inc.	6,490	524,911
Artisan Partners Asset Management, Inc.*	536	26,752
BlackRock, Inc.	4,653	1,195,123
Charles Schwab Corp.	15,073	320,000
Eaton Vance Corp.	12,116	455,440
Federated Investors, Inc., Class B	6,903	189,211
Franklin Resources, Inc.	33,396	4,542,524
Invesco Ltd.	130,703	4,156,355
Lazard Ltd., Class A	12,933	415,796
LPL Financial Holdings, Inc.	4,488	169,467
SEI Investments Co.	13,766	391,367
T. Rowe Price Group, Inc.	26,179	1,914,994
TD Ameritrade Holding Corp.	57,782	1,403,525
Waddell & Reed Financial, Inc., Class A	8,675	377,363

		27,723,880

Commercial Banks (0.7%)
Signature Bank/New York*	463	38,438
Wells Fargo & Co.	531,121	21,919,364

		21,957,802

Consumer Finance (1.0%)
American Express Co.	448,688	33,543,915

Diversified Financial Services (1.7%)
CBOE Holdings, Inc.	8,810	410,898
Citigroup, Inc.	531,186	25,480,992
IntercontinentalExchange, Inc.*	81,169	14,428,602
JPMorgan Chase & Co.	37,796	1,995,251
Leucadia National Corp.	4,032	105,719
McGraw Hill Financial, Inc.	13,060	694,661
Moody’s Corp.	183,982	11,210,023
MSCI, Inc.*	5,106	169,877

		54,496,023

Insurance (1.1%)
Allied World Assurance Co. Holdings AG	1,155	105,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
American Financial Group, Inc./Ohio	1,067	$52,187
American International Group, Inc.*	579,561	25,906,377
Aon plc	24,059	1,548,197
Arch Capital Group Ltd.*	846	43,493
Arthur J. Gallagher & Co.	12,795	559,013
Axis Capital Holdings Ltd.	3,069	140,499
Brown & Brown, Inc.	5,450	175,708
Chubb Corp.	3,742	316,760
Endurance Specialty Holdings Ltd.	1,483	76,300
Erie Indemnity Co., Class A	2,507	199,783
Hanover Insurance Group, Inc.	1,271	62,190
Loews Corp.	2,480	110,112
Marsh & McLennan Cos., Inc.	37,175	1,484,026
Progressive Corp.	48,954	1,244,411
Prudential Financial, Inc.	17,986	1,313,517
Travelers Cos., Inc.	10,259	819,899
Validus Holdings Ltd.	906	32,725

		34,190,891

Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	263,542	19,283,368
Apartment Investment & Management Co. (REIT), Class A	8,086	242,903
Boston Properties, Inc. (REIT)	1,455	153,459
CBL & Associates Properties, Inc. (REIT)	5,384	115,325
Corrections Corp. of America (REIT)	7,361	249,317
Digital Realty Trust, Inc. (REIT)	10,189	621,529
Equity Lifestyle Properties, Inc. (REIT)	3,041	238,992
Extra Space Storage, Inc. (REIT)	896	37,569
Federal Realty Investment Trust (REIT)	4,327	448,623
Omega Healthcare Investors, Inc. (REIT)	11,725	363,710
Plum Creek Timber Co., Inc. (REIT)	16,438	767,161
Public Storage (REIT)	13,471	2,065,508
Rayonier, Inc. (REIT)	12,722	704,672
Regency Centers Corp. (REIT)	3,875	196,889
Senior Housing Properties Trust (REIT)	1,386	35,939
Simon Property Group, Inc. (REIT)	23,380	3,692,170
Tanger Factory Outlet Centers (REIT)	9,531	318,907
Taubman Centers, Inc. (REIT)	1,178	88,527
Ventas, Inc. (REIT)	13,347	927,083
Vornado Realty Trust (REIT)	3,661	303,314
Weyerhaeuser Co. (REIT)	55,285	1,575,070

		32,430,035

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	489,745	11,440,443
Realogy Holdings Corp.*	10,816	519,601
St. Joe Co.*	444	$9,346

		11,969,390

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	2,162	80,945
Ocwen Financial Corp.*	10,461	431,203

		512,148

Total Financials		216,824,084

Health Care (10.5%)
Biotechnology (5.9%)
Alexion Pharmaceuticals, Inc.*	98,603	9,095,141
Alkermes plc*	12,761	365,985
Amgen, Inc.	159,437	15,730,054
ARIAD Pharmaceuticals, Inc.*	18,644	326,084
Biogen Idec, Inc.*	277,838	59,790,738
BioMarin Pharmaceutical, Inc.*	14,033	782,901
Celgene Corp.*	78,617	9,191,113
Cubist Pharmaceuticals, Inc.*	151,858	7,334,741
Gilead Sciences, Inc.*	1,379,289	70,633,390
Incyte Corp.*	10,389	228,558
Medivation, Inc.*	7,569	372,395
Myriad Genetics, Inc.*	8,041	216,062
Onyx Pharmaceuticals, Inc.*	21,393	1,857,340
Pharmacyclics, Inc.*	21,879	1,738,724
Quintiles Transnational Holdings, Inc.*	1,234	52,519
Regeneron Pharmaceuticals, Inc.*	17,682	3,976,328
Seattle Genetics, Inc.*	10,135	318,847
Theravance, Inc.*	7,368	283,889
United Therapeutics Corp.*	4,696	309,091
Vertex Pharmaceuticals, Inc.*	45,453	3,630,331

		186,234,231

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	54,708	3,789,623
Becton, Dickinson and Co.	19,609	1,937,957
C.R. Bard, Inc.	8,124	882,916
Cooper Cos., Inc.	3,614	430,247
DENTSPLY International, Inc.	4,035	165,274
Edwards Lifesciences Corp.*	33,838	2,273,914
Hologic, Inc.*	7,965	153,725
IDEXX Laboratories, Inc.*	30,841	2,768,905
Intuitive Surgical, Inc.*	4,054	2,053,675
ResMed, Inc.	14,382	649,060
Sirona Dental Systems, Inc.*	5,546	365,370
St. Jude Medical, Inc.	18,193	830,147
Stryker Corp.	43,912	2,840,228
Varian Medical Systems, Inc.*	10,945	738,240
Zimmer Holdings, Inc.	952	71,343

		19,950,624

Health Care Providers & Services (1.2%)
Aetna, Inc.	10,157	645,376
AmerisourceBergen Corp.	23,309	1,301,341
Brookdale Senior Living, Inc.*	10,033	265,273
Cardinal Health, Inc.	169,149	7,983,833
Catamaran Corp.*	39,106	1,905,244
Cigna Corp.	1,670	121,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.	742	$34,785
DaVita HealthCare Partners, Inc.*	9,297	1,123,078
Express Scripts Holding Co.*	72,129	4,449,638
HCA Holdings, Inc.	7,978	287,687
Health Management Associates, Inc., Class A*	26,178	411,518
Henry Schein, Inc.*	8,796	842,217
Laboratory Corp. of America Holdings*	9,378	938,738
McKesson Corp.	77,344	8,855,888
MEDNAX, Inc.*	3,285	300,840
Patterson Cos., Inc.	7,899	297,002
Quest Diagnostics, Inc.	1,053	63,843
Team Health Holdings, Inc.*	160,251	6,581,509
Tenet Healthcare Corp.*	10,448	481,653
UnitedHealth Group, Inc.	32,008	2,095,884
Universal Health Services, Inc., Class B	6,163	412,674

		39,399,079

Health Care Technology (0.1%)
Cerner Corp.*	14,968	1,438,275

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,100	175,316
Bruker Corp.*	11,047	178,409
Charles River Laboratories International, Inc.*	2,232	91,579
Covance, Inc.*	5,641	429,506
Illumina, Inc.*	12,556	939,691
Life Technologies Corp.*	11,308	836,905
Mettler-Toledo International, Inc.*	3,047	613,056
Techne Corp.	1,729	119,439
Waters Corp.*	8,650	865,433

		4,249,334

Pharmaceuticals (2.6%)
AbbVie, Inc.	159,873	6,609,150
Actavis, Inc.*	13,457	1,698,543
Allergan, Inc.	112,622	9,487,277
Bristol-Myers Squibb Co.	571,342	25,533,274
Eli Lilly and Co.	21,914	1,076,416
Endo Health Solutions, Inc.*	11,330	416,831
Jazz Pharmaceuticals plc*	5,235	359,802
Johnson & Johnson	36,578	3,140,587
Mylan, Inc.*	38,470	1,193,724
Novo Nordisk A/S, Class B	15,766	2,457,032
Perrigo Co.	9,493	1,148,653
Roche Holding AG	54,512	13,562,352
Salix Pharmaceuticals Ltd.*	6,189	409,402
Sanofi S.A. (ADR)	183,899	9,472,637
Valeant Pharmaceuticals International, Inc.*	47,245	4,066,850
Warner Chilcott plc, Class A	23,633	469,824
Zoetis, Inc.	50,469	1,558,987

		82,661,341

Total Health Care		333,932,884

Industrials (10.0%)
Aerospace & Defense (2.6%)
B/E Aerospace, Inc.*	9,329	$588,473
Boeing Co.	113,591	11,636,262
Hexcel Corp.*	10,120	344,586
Honeywell International, Inc.	79,423	6,301,421
Huntington Ingalls Industries, Inc.	5,062	285,902
Lockheed Martin Corp.	26,206	2,842,303
Precision Castparts Corp.	220,408	49,814,412
Rockwell Collins, Inc.	12,203	773,792
Spirit AeroSystems Holdings, Inc., Class A*	1,567	33,659
TransDigm Group, Inc.	5,290	829,313
Triumph Group, Inc.	1,057	83,662
United Technologies Corp.	86,954	8,081,505

		81,615,290

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	16,208	912,672
Expeditors International of Washington, Inc.	20,857	792,775
United Parcel Service, Inc., Class B	114,035	9,861,747

		11,567,194

Airlines (0.5%)
Alaska Air Group, Inc.*	6,551	340,652
Copa Holdings S.A., Class A	85,347	11,190,698
Delta Air Lines, Inc.*	110,932	2,075,538
Southwest Airlines Co.	8,020	103,378
United Continental Holdings, Inc.*	112,913	3,533,048

		17,243,314

Building Products (0.6%)
A.O. Smith Corp.	3,342	121,248
Armstrong World Industries, Inc.*	2,779	132,808
Fortune Brands Home & Security, Inc.	268,508	10,402,000
Lennox International, Inc.	5,087	328,315
Masco Corp.	36,025	702,127
Owens Corning, Inc.*	168,044	6,567,160

		18,253,658

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	3,187	136,276
Cintas Corp.	2,923	133,114
Clean Harbors, Inc.*	6,111	308,789
Copart, Inc.*	11,275	347,270
Iron Mountain, Inc.	15,478	411,870
KAR Auction Services, Inc.	2,866	65,545
Pitney Bowes, Inc.	8,827	129,580
R.R. Donnelley & Sons Co.	9,930	139,119
Rollins, Inc.	6,427	166,459
Stericycle, Inc.*	8,710	961,845
Waste Connections, Inc.	11,761	483,848
Waste Management, Inc.	3,772	152,125

		3,435,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.3%)
AECOM Technology Corp.*	999	$31,758
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	10,153	605,728
Fluor Corp.	9,848	584,085
Quanta Services, Inc.*	369,858	9,786,443

		11,008,014

Electrical Equipment (0.6%)
AMETEK, Inc.	24,584	1,039,903
Babcock & Wilcox Co.	7,816	234,714
Eaton Corp. plc	116,248	7,650,281
Emerson Electric Co.	54,280	2,960,431
Hubbell, Inc., Class B	4,344	430,056
Rockwell Automation, Inc.	14,098	1,172,108
Roper Industries, Inc.	52,690	6,545,152
SolarCity Corp.*	2,176	82,188

		20,114,833

Industrial Conglomerates (0.6%)
3M Co.	58,943	6,445,417
Carlisle Cos., Inc.	327	20,375
Danaher Corp.	188,335	11,921,606

		18,387,398

Machinery (0.5%)
Caterpillar, Inc.	12,017	991,282
Colfax Corp.*	8,643	450,387
Crane Co.	4,519	270,779
Cummins, Inc.	15,706	1,703,473
Deere & Co.	39,172	3,182,725
Donaldson Co., Inc.	13,661	487,151
Dover Corp.	12,747	989,932
Flowserve Corp.	14,434	779,580
Graco, Inc.	6,184	390,891
Harsco Corp.	562	13,033
IDEX Corp.	7,737	416,328
Illinois Tool Works, Inc.	14,184	981,107
Ingersoll-Rand plc	21,483	1,192,736
ITT Corp.	9,075	266,896
Lincoln Electric Holdings, Inc.	8,386	480,266
Manitowoc Co., Inc.	13,476	241,355
Navistar International Corp.*	744	20,653
Nordson Corp.	6,482	449,267
PACCAR, Inc.	4,606	247,158
Pall Corp.	11,235	746,341
Snap-on, Inc.	665	59,438
Stanley Black & Decker, Inc.	1,438	111,157
Toro Co.	5,841	265,240
Valmont Industries, Inc.	2,701	386,486
WABCO Holdings, Inc.*	5,893	440,148
Wabtec Corp.	9,711	518,859
Xylem, Inc.	1,141	30,739

		16,113,407

Marine (0.0%)
Kirby Corp.*	3,386	269,322

Professional Services (0.6%)
Advisory Board Co.*	124,677	6,813,598
Dun & Bradstreet Corp.	3,734	363,878
Equifax, Inc.	12,168	717,060
IHS, Inc., Class A*	6,636	692,666
Nielsen Holdings N.V.	3,175	$106,648
Robert Half International, Inc.	14,087	468,111
Verisk Analytics, Inc., Class A*	176,953	10,564,094

		19,726,055

Road & Rail (2.6%)
Amerco, Inc.	404	65,408
Avis Budget Group, Inc.*	10,876	312,685
Canadian Pacific Railway Ltd.	153,619	18,646,274
Con-way, Inc.	2,082	81,115
CSX Corp.	51,479	1,193,798
Genesee & Wyoming, Inc., Class A*	1,914	162,384
Hertz Global Holdings, Inc.*	455,882	11,305,874
J.B. Hunt Transport Services, Inc.	39,755	2,871,901
Kansas City Southern	174,241	18,462,576
Landstar System, Inc.	4,700	242,050
Norfolk Southern Corp.	5,757	418,246
Old Dominion Freight Line, Inc.*	7,165	298,207
Union Pacific Corp.	187,684	28,955,887

		83,016,405

Trading Companies & Distributors (0.6%)
Fastenal Co.	159,364	7,306,839
MRC Global, Inc.*	3,595	99,294
MSC Industrial Direct Co., Inc., Class A	4,772	369,639
United Rentals, Inc.*	9,513	474,794
W.W. Grainger, Inc.	41,971	10,584,247

		18,834,813

Total Industrials		319,585,543

Information Technology (19.4%)
Communications Equipment (0.7%)
F5 Networks, Inc.*	7,955	547,304
Harris Corp.	1,925	94,806
JDS Uniphase Corp.*	17,984	258,610
Juniper Networks, Inc.*	136,160	2,629,250
Motorola Solutions, Inc.	23,121	1,334,775
Palo Alto Networks, Inc.*	3,365	141,869
QUALCOMM, Inc.	281,504	17,194,264
Riverbed Technology, Inc.*	15,590	242,580

		22,443,458

Computers & Peripherals (2.1%)
3D Systems Corp.*	10,155	445,804
Apple, Inc.	138,044	54,676,468
EMC Corp.	106,037	2,504,594
NCR Corp.*	16,596	547,502
NetApp, Inc.*	36,382	1,374,512
SanDisk Corp.*	11,153	681,448
Stratasys Ltd.*	81,174	6,797,511

		67,027,839

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	16,134	1,257,484
Dolby Laboratories, Inc., Class A	1,816	60,745
FLIR Systems, Inc.	9,983	269,242
IPG Photonics Corp.	144,503	8,775,667

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
National Instruments Corp.	9,718	$271,521
Trimble Navigation Ltd.*	25,822	671,630

		11,306,289

Internet Software & Services (6.4%)
Akamai Technologies, Inc.*	68,349	2,908,250
Baidu, Inc. (ADR)*	26,764	2,530,001
eBay, Inc.*	988,975	51,149,787
Equinix, Inc.*	4,982	920,275
Facebook, Inc., Class A*	418,695	10,408,758
Google, Inc., Class A*	123,187	108,450,139
IAC/InterActiveCorp	7,538	358,507
LinkedIn Corp., Class A*	87,933	15,678,454
MercadoLibre, Inc.	70,910	7,641,262
Pandora Media, Inc.*	13,042	239,973
Rackspace Hosting, Inc.*	11,403	432,060
Tencent Holdings Ltd.	33,700	1,321,747
VeriSign, Inc.*	14,394	642,836

		202,682,049

IT Services (5.9%)
Accenture plc, Class A	371,800	26,754,728
Alliance Data Systems Corp.*	95,717	17,327,649
Automatic Data Processing, Inc.	48,982	3,372,901
Booz Allen Hamilton Holding Corp.	2,924	50,819
Broadridge Financial Solutions, Inc.	12,237	325,259
Cognizant Technology Solutions Corp., Class A*	77,840	4,873,562
DST Systems, Inc.	2,799	182,859
Fidelity National Information Services, Inc.	2,929	125,478
Fiserv, Inc.*	37,139	3,246,320
FleetCor Technologies, Inc.*	6,854	557,230
Gartner, Inc.*	9,464	539,353
Genpact Ltd.	16,966	326,426
Global Payments, Inc.	7,695	356,432
International Business Machines Corp.	105,088	20,083,368
Jack Henry & Associates, Inc.	8,693	409,701
Lender Processing Services, Inc.	7,403	239,487
Mastercard, Inc., Class A	33,837	19,439,357
NeuStar, Inc., Class A*	6,642	323,333
Paychex, Inc.	29,556	1,079,385
Teradata Corp.*	16,495	828,544
Total System Services, Inc.	12,798	313,295
Vantiv, Inc., Class A*	564,275	15,573,990
Visa, Inc., Class A	393,568	71,924,552
Western Union Co.	56,239	962,249

		189,216,277

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	457	19,852

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.*	61,169	249,570
Altera Corp.	11,149	367,805
Analog Devices, Inc.	13,439	605,561
Applied Materials, Inc.	80,178	1,195,454
ARM Holdings plc (ADR)	167,637	6,065,107
Atmel Corp.*	43,268	318,020
Avago Technologies Ltd.	22,755	$850,582
Broadcom Corp., Class A	72,582	2,450,368
Cree, Inc.*	11,904	760,189
Freescale Semiconductor Ltd.*	2,558	34,661
Intel Corp.	32,617	789,984
Lam Research Corp.*	3,844	170,443
Linear Technology Corp.	23,546	867,435
LSI Corp.*	6,435	45,946
Maxim Integrated Products, Inc.	29,383	816,260
Microchip Technology, Inc.	19,901	741,312
ON Semiconductor Corp.*	43,227	349,274
Silicon Laboratories, Inc.*	3,715	153,838
Skyworks Solutions, Inc.*	16,039	351,094
Texas Instruments, Inc.	111,966	3,904,254
Xilinx, Inc.	26,636	1,055,052

		22,142,209

Software (3.3%)
Adobe Systems, Inc.*	19,761	900,311
ANSYS, Inc.*	9,409	687,798
Autodesk, Inc.*	51,181	1,737,083
BMC Software, Inc.*	14,534	656,065
Cadence Design Systems, Inc.*	28,567	413,650
Citrix Systems, Inc.*	18,890	1,139,634
CommVault Systems, Inc.*	165,171	12,534,827
Concur Technologies, Inc.*	4,710	383,300
Electronic Arts, Inc.*	23,462	538,922
FactSet Research Systems, Inc.	4,440	452,613
Fortinet, Inc.*	13,694	239,645
Informatica Corp.*	10,910	381,632
Intuit, Inc.	29,974	1,829,313
MICROS Systems, Inc.*	1,183	51,046
Microsoft Corp.	843,019	29,109,446
NetSuite, Inc.*	21,247	1,949,200
Oracle Corp.	358,405	11,010,202
Red Hat, Inc.*	92,208	4,409,386
Rovi Corp.*	1,222	27,910
Salesforce.com, Inc.*	426,815	16,295,797
ServiceNow, Inc.*	204,194	8,247,396
SolarWinds, Inc.*	6,611	256,573
Solera Holdings, Inc.	6,955	387,046
Splunk, Inc.*	140,675	6,521,693
Symantec Corp.	51,195	1,150,352
Tableau Software, Inc., Class A*	952	52,760
TIBCO Software, Inc.*	16,565	354,491
VMware, Inc., Class A*	8,632	578,258
Workday, Inc., Class A*	27,238	1,745,683

		104,042,032

Total Information Technology		618,880,005

Materials (3.0%)
Chemicals (2.7%)
Airgas, Inc.	6,612	631,182
Albemarle Corp.	3,370	209,917
Celanese Corp.	16,116	721,997
Dow Chemical Co.	15,996	514,591
E.I. du Pont de Nemours & Co.	92,918	4,878,195
Eastman Chemical Co.	15,632	1,094,396
Ecolab, Inc.	84,190	7,172,146
FMC Corp.	41,199	2,515,611
International Flavors & Fragrances, Inc.	8,226	618,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	40,980	$2,715,335
Monsanto Co.	403,718	39,887,338
NewMarket Corp.	957	251,270
PPG Industries, Inc.	13,104	1,918,557
Praxair, Inc.	74,978	8,634,466
Rockwood Holdings, Inc.	5,693	364,523
RPM International, Inc.	12,520	399,889
Scotts Miracle-Gro Co., Class A	4,336	209,472
Sherwin-Williams Co.	39,366	6,952,036
Sigma-Aldrich Corp.	11,467	921,488
Valspar Corp.	8,996	581,771
W.R. Grace & Co.*	70,496	5,924,484
Westlake Chemical Corp.	1,771	170,742

		87,287,672

Construction Materials (0.1%)
Eagle Materials, Inc.	4,997	331,151
Martin Marietta Materials, Inc.	15,633	1,538,600

		1,869,751

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,720	260,591
Ball Corp.	15,017	623,806
Bemis Co., Inc.	4,560	178,478
Crown Holdings, Inc.*	12,386	509,436
Greif, Inc., Class A	633	33,340
Owens-Illinois, Inc.*	9,764	271,342
Packaging Corp. of America	9,899	484,655
Rock-Tenn Co., Class A	5,229	522,273
Sealed Air Corp.	19,769	473,468
Silgan Holdings, Inc.	4,448	208,878

		3,566,267

Metals & Mining (0.0%)
Compass Minerals International, Inc.	3,362	284,190
Royal Gold, Inc.	1,646	69,264
Southern Copper Corp.	15,934	440,097
Tahoe Resources, Inc.*	1,099	15,551

		809,102

Paper & Forest Products (0.1%)
International Paper Co.	38,619	1,711,208

Total Materials		95,244,000

Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.5%)
Intelsat S.A.*	138	2,760
Level 3 Communications, Inc.*	5,488	115,687
tw telecom, Inc.*	15,175	427,024
Verizon Communications, Inc.	288,809	14,538,645
Windstream Corp.	56,546	435,970

		15,520,086

Wireless Telecommunication Services (1.3%)
Clearwire Corp., Class A*	50,032	249,159
Crown Castle International Corp.*	365,791	26,479,611
SBA Communications Corp., Class A*	200,958	14,895,007
Sprint Nextel Corp.*	44,573	$312,903

		41,936,680

Total Telecommunication Services		57,456,766

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,283	482,338

Gas Utilities (0.1%)
ONEOK, Inc.	19,558	807,941
Questar Corp.	2,279	54,354

		862,295

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	4,581	97,255

Water Utilities (0.0%)
Aqua America, Inc.	12,446	389,435

Total Utilities		1,831,323

Total Common Stocks (81.5%) (Cost $2,077,360,634)		2,598,121,122

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (6.3%)
iShares Core S&P 500 ETF	5,579	898,052
iShares Morningstar Large Core Index Fund	5,123	493,652
iShares Morningstar Large Growth Index Fund‡	524,965	43,099,626
iShares Morningstar Large Value Index Fund	25,668	1,868,630
iShares NYSE 100 Index Fund	5,794	435,767
iShares Russell 1000 Growth Index Fund	933,173	67,879,004
iShares Russell 1000 Index Fund	3,225	287,896
iShares Russell 1000 Value Index Fund	40,290	3,375,899
iShares S&P 100 Index Fund	2,587	186,135
iShares S&P 500 Growth Index Fund	377,950	31,751,579
iShares S&P 500 Value Index Fund	56,504	4,281,308
Vanguard Growth ETF	512,322	40,043,088
Vanguard Value ETF	95,200	6,445,992

Total Investment Companies (6.3%) (Cost $133,539,148)		201,046,628

Total Investments Before Securities Sold Short (87.8%) (Cost $2,210,899,782)		2,799,167,750

SECURITIES SOLD SHORT:
Consumer Discretionary (0.0%)
Media (0.0%)
News Corp., Class A*	(20,332)	(311,080)

Total Securities Sold Short (0.0%) (Proceeds Received $314,984)		(311,080)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Value (Note 1)
Total Investments after Securities Sold Short (87.8%) (Cost $2,210,584,798)	$2,798,856,670
Other Assets Less Liabilities (12.2%)	387,940,869

Net Assets (100%)	$3,186,797,539

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Large Growth Index Fund	$52,361,571	$—	$9,178,246	$43,099,626	$246,375	$3,778,506

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,186	September-13	$70,163,646	$68,817,650	$(1,345,996)
S&P 500 E-Mini Index	3,514	September-13	284,855,031	280,997,010	(3,858,021)

					$(5,204,017)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$617,863,245	$4,165,868	$—	$622,029,113
Consumer Staples	218,305,787	5,319,927	—	223,625,714
Energy	108,711,690	—	—	108,711,690
Financials	216,824,084	—	—	216,824,084
Health Care	317,913,500	16,019,384	—	333,932,884
Industrials	319,318,647	266,896	—	319,585,543
Information Technology	617,558,258	1,321,747	—	618,880,005
Materials	95,210,660	33,340	—	95,244,000
Telecommunication Services	57,456,766	—	—	57,456,766
Utilities	1,831,323	—	—	1,831,323
Investment Companies
Exchange Traded Funds (ETFs)	201,046,628	—	—	201,046,628

Total Assets	$2,772,040,588	$27,127,162	$—	$2,799,167,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Consumer Discretionary	$(311,080)	$—	$—	$(311,080)
Futures	(5,204,017)	—	—	(5,204,017)

Total Liabilities	$(5,515,097)	$—	$—	$(5,515,097)

Total	$2,766,525,491	$27,127,162	$—	$2,793,652,653

(a)	A security with a market value of $266,896 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,204,017	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,204,017)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	45,364,749	—	—	45,364,749
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$45,364,749	$—	$—	$45,364,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,921,045)	—	—	(3,921,045)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,921,045)	$—	$—	$(3,921,045)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional value of approximately $348,264,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(1,245,544)	$1,245,544	$—

* Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a) After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$401,801,005
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$459,488,851

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$564,015,368
Aggregate gross unrealized depreciation	(5,468,052)

Net unrealized appreciation	$558,547,316

Federal income tax cost of investments	$2,240,620,434

The Portfolio has a net capital loss carryforward of $552,087,575, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $25,350,339)	$43,099,626
Unaffiliated Issuers (Cost $2,185,549,443)	2,756,068,124
Cash	368,806,258
Foreign cash (Cost $23,771)	23,575
Cash held as collateral at broker	17,284,000
Receivable for securities sold	143,798,375
Dividends, interest and other receivables	1,452,636
Receivable from Separate Accounts for Trust shares sold	317,476
Other assets	27,407

Total assets	3,330,877,477

LIABILITIES
Payable for securities purchased	138,633,229
Payable to Separate Accounts for Trust shares redeemed	2,061,504
Due to broker for futures variation margin	1,245,544
Investment management fees payable	946,854
Securities sold short (Proceeds received $314,984)	311,080
Administrative fees payable	299,909
Distribution fees payable - Class IB	262,667
Distribution fees payable - Class IA	2,167
Trustees’ fees payable	1,291
Accrued expenses	315,693

Total liabilities	144,079,938

NET ASSETS	$3,186,797,539

Net assets were comprised of:
Paid in capital	$3,083,438,364
Accumulated undistributed net investment income (loss)	4,593,090
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(484,307,670)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	583,073,755

Net assets	$3,186,797,539

Class IA
Net asset value, offering and redemption price per share, $10,575,413 / 507,354 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.84

Class IB
Net asset value, offering and redemption price per share, $2,137,151,329 / 104,852,720 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.38

Class K
Net asset value, offering and redemption price per share, $1,039,070,797 / 49,789,997 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($246,375 of dividend income received from affiliates) (net of $485 foreign withholding tax)	$12,474,867
Interest	182,045

Total income	12,656,912

EXPENSES
Investment management fees	5,128,759
Administrative fees	1,608,439
Distribution fees - Class IB	1,280,680
Printing and mailing expenses	110,490
Professional fees	53,354
Custodian fees	49,589
Trustees’ fees	27,797
Distribution fees - Class IA	12,565
Miscellaneous	23,560

Gross expenses	8,295,233
Less: Fees paid indirectly	(4,834)

Net expenses	8,290,399

NET INVESTMENT INCOME (LOSS)	4,366,513

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($3,778,506 of realized gain (loss) from affiliates)	70,956,960
Futures	45,364,749
Foreign currency transactions	(6,844)

Net realized gain (loss)	116,314,865

Change in unrealized appreciation (depreciation) on:
Securities ($(83,699) of change in unrealized appreciation (depreciation) from affiliates)	142,842,315
Futures	(3,921,045)
Foreign currency translations	5,900
Securities sold short	3,904

Net change in unrealized appreciation (depreciation)	138,931,074

NET REALIZED AND UNREALIZED GAIN (LOSS)	255,245,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,612,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,366,513	$13,726,073
Net realized gain (loss) on investments, futures and foreign currency transactions	116,314,865	189,140,170
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	138,931,074	71,257,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	259,612,452	274,123,935

DIVIDENDS:
Dividends from net investment income
Class IA	—	(54,020)
Class IB	—	(5,419,393)
Class K	—	(8,160,525)

TOTAL DIVIDENDS	—	(13,633,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 44,819 and 61,983 shares, respectively ]	921,431	1,128,671
Capital shares issued in reinvestment of dividends [ 0 and 2,921 shares, respectively ]	—	54,020
Capital shares repurchased [ (41,569) and (93,475) shares, respectively ]	(846,465)	(1,698,563)

Total Class IA transactions	74,966	(515,872)

Class IB
Capital shares sold [ 2,013,516 and 2,572,863 shares, respectively ]	40,187,414	45,381,550
Capital shares sold in-kind (Note 9)[ 56,116,127 and 0 shares, respectively ]	1,128,337,073	—
Capital shares issued in reinvestment of dividends [ 0 and 299,664 shares, respectively ]	—	5,419,393
Capital shares repurchased [ (4,629,096) and (8,619,283) shares, respectively ]	(91,519,986)	(153,384,159)

Total Class IB transactions	1,077,004,501	(102,583,216)

Class K
Capital shares sold [ 215,449 and 652,551 shares, respectively ]	4,385,112	11,770,427
Capital shares sold in-kind (Note 9)[ 18 and 0 shares, respectively ]	366	—
Capital shares issued in reinvestment of dividends [ 0 and 441,283 shares, respectively ]	—	8,160,525
Capital shares repurchased [ (3,315,571) and (15,409,145) shares, respectively ]	(66,661,657)	(282,029,646)

Total Class K transactions	(62,276,179)	(262,098,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,014,803,288	(365,197,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,274,415,740	(104,707,785)
NET ASSETS:
Beginning of period	1,912,381,799	2,017,089,584

End of period (a)	$3,186,797,539	$1,912,381,799

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,593,090	$226,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$18.46	$16.33	$17.00	$14.95	$11.32	$18.12

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.10 (e)	0.11 (e)	0.10 (e)	0.13 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	2.35	2.14	(0.67)	2.05	3.71	(6.89)

Total from investment operations	2.38	2.24	(0.56)	2.15	3.84	(6.75)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.10)	(0.21)	(0.05)

Net asset value, end of period	$20.84	$18.46	$16.33	$17.00	$14.95	$11.32

Total return (b)	12.89%	13.70%	(3.27)%	14.40%	33.93%	(37.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,575	$9,305	$8,697	$1,097,259	$939,856	$2,408,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.93%	0.67%	0.68%	0.70%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.93%	0.67%	0.68%	0.69%	0.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.93%	0.68%	0.69%	0.70%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.29%	0.54%	0.61%	0.65%	1.10%	0.18%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.29%	0.54%	0.61%	0.65%	1.10%	0.18%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.29%	0.54%	0.61%	0.64%	1.10%	0.17%
Portfolio turnover rate	22%	28%	39%	39%	43%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010		2009		2008
Net asset value, beginning of period	$18.05	$15.96	$16.64	$14.59		$10.95		$17.75

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.10 (e)	0.06 (e)	0.06	(e)	0.12	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	2.30	2.10	(0.67)	2.05		3.68		(6.85)

Total from investment operations	2.33	2.20	(0.61)	2.11		3.80		(6.78)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.07)	(0.06)		(0.16)		(0.02)

Net asset value, end of period	$20.38	$18.05	$15.96	$16.64		$14.59		$10.95

Total return (b)	12.91%	13.76%	(3.66)%	14.46%		34.77%		(38.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,137,151	$926,855	$911,391	$699,946		$679,158		$537,379
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.93%	0.92%	0.93	%(c)	0.95	%(c)	0.98	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.93%	0.92%	0.93	%(c)	0.94%		0.98	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.93%	0.93%	0.93%	0.94%		0.95	%(c)	0.99	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.30%	0.54%	0.35%	0.43%		0.94%		0.48%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.30%	0.54%	0.35%	0.43%		0.95%		0.49%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.30%	0.54%	0.34%	0.42%		0.94%		0.47%
Portfolio turnover rate	22%	28%	39%	39%		43%		33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.14 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	2.36	2.16	0.57

Total from investment operations	2.41	2.30	0.63

Less distributions:
Dividends from net investment income	—	(0.16)	(0.11)

Net asset value, end of period	$20.87	$18.46	$16.32

Total return (b)	13.06%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,039,071	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.54%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.78%	1.06%
Portfolio turnover rate	22%	28%	39%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	28.2%
Energy	14.5
Health Care	12.5
Industrials	9.3
Information Technology	8.6
Utilities	6.2
Consumer Discretionary	6.0
Consumer Staples	5.7
Telecommunication Services	2.8
Materials	2.6
Cash and Other	3.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,154.00	$4.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.75
Class IB
Actual	1,000.00	1,154.50	4.00
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.75
Class K
Actual	1,000.00	1,157.40	2.60
Hypothetical (5% average return before expenses)	1,000.00	1,022.39	2.43

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.75%, 0.75% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	1,500	$34,620
Gentex Corp.	3,100	71,455
Johnson Controls, Inc.	35,186	1,259,307
Lear Corp.	4,540	274,488
TRW Automotive Holdings Corp.*	5,515	366,417

		2,006,287

Automobiles (0.8%)
Ford Motor Co.	128,800	1,992,536
General Motors Co.*	42,800	1,425,668

		3,418,204

Distributors (0.0%)
Genuine Parts Co.	400	31,228

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	5,000	88,600
DeVry, Inc.	3,100	96,162
Service Corp. International	2,432	43,849
Weight Watchers International, Inc.	600	27,600

		256,211

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	21,488	736,824
Choice Hotels International, Inc.	1,247	49,493
Darden Restaurants, Inc.	2,300	116,104
Hyatt Hotels Corp., Class A*	2,425	97,873
Marriott International, Inc., Class A	1,400	56,518
MGM Resorts International*	19,316	285,490
Norwegian Cruise Line Holdings Ltd.*	900	27,279
Penn National Gaming, Inc.*	3,537	186,966
Royal Caribbean Cruises Ltd.	8,394	279,856
Starwood Hotels & Resorts Worldwide, Inc.	5,800	366,502
Wendy’s Co.	15,048	87,730

		2,290,635

Household Durables (0.6%)
D.R. Horton, Inc.	14,527	309,134
Garmin Ltd.	6,285	227,266
Harman International Industries, Inc.	3,724	201,841
Leggett & Platt, Inc.	7,362	228,884
Lennar Corp., Class A	8,400	302,736
Mohawk Industries, Inc.*	3,127	351,756
Newell Rubbermaid, Inc.	6,235	163,669
NVR, Inc.*	37	34,114
Toll Brothers, Inc.*	8,675	283,065
Whirlpool Corp.	3,816	436,398

		2,538,863

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	24,989	574,997

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	900	$40,347

Media (2.6%)
CBS Corp., Class B	2,666	130,287
Comcast Corp., Class A	10,300	431,364
DreamWorks Animation SKG, Inc., Class A*	3,700	94,942
Gannett Co., Inc.	11,473	280,630
Interpublic Group of Cos., Inc.	12,000	174,600
John Wiley & Sons, Inc., Class A	2,300	92,207
Liberty Global plc, Class A*	2,900	214,832
Liberty Media Corp., Class A*	5,386	682,729
News Corp., Class A	26,820	874,332
Regal Entertainment Group, Class A	3,252	58,211
Sirius XM Radio, Inc.	83,700	280,395
Starz, Class A*	686	15,161
Thomson Reuters Corp.	19,143	623,487
Time Warner, Inc.	48,045	2,777,962
Walt Disney Co.	72,063	4,550,778
Washington Post Co., Class B	263	127,232

		11,409,149

Multiline Retail (0.4%)
Big Lots, Inc.*	2,200	69,366
Dillard’s, Inc., Class A	500	40,985
J.C. Penney Co., Inc.*	8,759	149,604
Kohl’s Corp.	11,441	577,885
Macy’s, Inc.	4,390	210,720
Sears Holdings Corp.*	2,202	92,660
Target Corp.	7,100	488,906

		1,630,126

Specialty Retail (0.5%)
Aaron’s, Inc.	3,267	91,509
Abercrombie & Fitch Co., Class A	3,960	179,190
American Eagle Outfitters, Inc.	3,529	64,439
Ascena Retail Group, Inc.*	5,600	97,720
Best Buy Co., Inc.	10,300	281,499
Chico’s FAS, Inc.	2,400	40,944
CST Brands, Inc.*	2,965	91,352
Foot Locker, Inc.	6,791	238,568
GameStop Corp., Class A	5,992	251,844
Guess?, Inc.	3,200	99,296
Signet Jewelers Ltd.	4,171	281,250
Staples, Inc.	34,400	545,584

		2,263,195

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	1,000	50,510
PVH Corp.	500	62,525

		113,035

Total Consumer Discretionary		26,572,277

Consumer Staples (5.7%)
Beverages (0.2%)
Beam, Inc.	8,247	520,468
Constellation Brands, Inc., Class A*	450	23,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	7,149	$342,151

		886,073

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	55,675	3,183,497
Safeway, Inc.	12,184	288,273
Sysco Corp.	20,000	683,200
Walgreen Co.	11,998	530,312
Wal-Mart Stores, Inc.	27,882	2,076,930

		6,762,212

Food Products (1.3%)
Archer-Daniels-Midland Co.	31,316	1,061,926
Bunge Ltd.	7,411	524,476
Campbell Soup Co.	3,034	135,893
ConAgra Foods, Inc.	1,635	57,111
Dean Foods Co.*	9,602	96,212
Ingredion, Inc.	3,529	231,573
J.M. Smucker Co.	4,819	497,080
Kellogg Co.	1,015	65,193
Mondelez International, Inc., Class A	91,762	2,617,970
Pinnacle Foods, Inc.	700	16,905
Smithfield Foods, Inc.*	6,836	223,879
Tyson Foods, Inc., Class A	14,924	383,248

		5,911,466

Household Products (2.6%)
Clorox Co.	1,104	91,786
Energizer Holdings, Inc.	3,094	310,978
Kimberly-Clark Corp.	3,205	311,334
Procter & Gamble Co.	141,471	10,891,852

		11,605,950

Tobacco (0.1%)
Reynolds American, Inc.	3,896	188,450

Total Consumer Staples		25,354,151

Energy (14.5%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	2,377	123,723
Baker Hughes, Inc.	21,949	1,012,507
Cameron International Corp.*	4,708	287,941
Diamond Offshore Drilling, Inc.	3,425	235,606
Helmerich & Payne, Inc.	4,856	303,257
McDermott International, Inc.*	11,178	91,436
Nabors Industries Ltd.	16,253	248,833
National Oilwell Varco, Inc.	21,949	1,512,286
Oil States International, Inc.*	2,850	264,024
Patterson-UTI Energy, Inc.	6,957	134,653
Rowan Cos., plc, Class A*	6,028	205,374
Superior Energy Services, Inc.*	8,200	212,708
Tidewater, Inc.	2,439	138,950
Unit Corp.*	2,577	109,729

		4,881,027

Oil, Gas & Consumable Fuels (13.4%)
Anadarko Petroleum Corp.	24,386	2,095,489
Apache Corp.	20,158	1,689,845
Chesapeake Energy Corp.	29,797	607,263
Chevron Corp.	100,107	11,846,662
Cimarex Energy Co.	4,400	$285,956
Cobalt International Energy, Inc.*	1,146	30,449
ConocoPhillips Co.	62,870	3,803,635
CONSOL Energy, Inc.	11,800	319,780
Denbury Resources, Inc.*	20,184	349,587
Devon Energy Corp.	20,835	1,080,920
Energen Corp.	3,640	190,226
EOG Resources, Inc.	900	118,512
EQT Corp.	705	55,956
Exxon Mobil Corp.	229,399	20,726,200
Golar LNG Ltd.	2,200	70,158
Gulfport Energy Corp.*	700	32,949
Hess Corp.	15,818	1,051,739
HollyFrontier Corp.	10,400	444,912
Kinder Morgan, Inc.	2,900	110,635
Marathon Oil Corp.	36,448	1,260,372
Marathon Petroleum Corp.	17,174	1,220,385
Murphy Oil Corp.	9,887	602,019
Newfield Exploration Co.*	6,570	156,957
Noble Energy, Inc.	16,058	964,122
Occidental Petroleum Corp.	41,410	3,695,014
PBF Energy, Inc.	1,100	28,490
Peabody Energy Corp.	13,400	196,176
Phillips 66	31,835	1,875,400
Pioneer Natural Resources Co.	1,869	270,538
QEP Resources, Inc.	8,654	240,408
SandRidge Energy, Inc.*	25,600	121,856
Spectra Energy Corp.	34,407	1,185,665
Teekay Corp.	1,833	74,475
Tesoro Corp.	7,152	374,193
Ultra Petroleum Corp.*	7,300	144,686
Valero Energy Corp.	27,886	969,596
Whiting Petroleum Corp.*	5,600	258,104
Williams Cos., Inc.	15,800	513,026
World Fuel Services Corp.	3,000	119,940
WPX Energy, Inc.*	10,001	189,419

		59,371,714

Total Energy		64,252,741

Financials (28.2%)
Capital Markets (3.3%)
American Capital Ltd.*	15,700	198,919
Ameriprise Financial, Inc.	7,010	566,969
Ares Capital Corp.	13,322	229,138
Artisan Partners Asset Management, Inc.*	400	19,964
Bank of New York Mellon Corp.	59,999	1,682,972
BlackRock, Inc.	4,364	1,120,893
Charles Schwab Corp.	48,800	1,036,024
E*TRADE Financial Corp.*	14,422	182,583
Federated Investors, Inc., Class B	907	24,861
Goldman Sachs Group, Inc.	23,727	3,588,709
Invesco Ltd.	22,831	726,026
Legg Mason, Inc.	6,426	199,270
LPL Financial Holdings, Inc.	657	24,808
Morgan Stanley	78,267	1,912,063
Northern Trust Corp.	12,281	711,070
Raymond James Financial, Inc.	6,292	270,430
State Street Corp.	23,428	1,527,740
TD Ameritrade Holding Corp.	12,000	291,480

		14,313,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (5.6%)
Associated Banc-Corp	8,202	$127,541
Bank of Hawaii Corp.	2,124	106,880
BankUnited, Inc.	3,300	85,833
BB&T Corp.	36,033	1,220,798
BOK Financial Corp.	1,396	89,414
CapitalSource, Inc.	10,949	102,702
CIT Group, Inc.*	10,312	480,848
City National Corp./California	2,487	157,601
Comerica, Inc.	9,805	390,533
Commerce Bancshares, Inc./Missouri	4,076	177,551
Cullen/Frost Bankers, Inc.	2,647	176,740
East West Bancorp, Inc.	6,834	187,935
Fifth Third Bancorp	46,588	840,913
First Citizens BancShares, Inc./North Carolina, Class A	363	69,714
First Horizon National Corp.	12,884	144,301
First Niagara Financial Group, Inc.	17,758	178,823
First Republic Bank/California	6,000	230,880
Fulton Financial Corp.	9,695	111,299
Huntington Bancshares, Inc./Ohio	42,325	333,521
KeyCorp	47,512	524,532
M&T Bank Corp.	6,644	742,467
PNC Financial Services Group, Inc.	27,189	1,982,622
Popular, Inc.*	5,332	161,720
Regions Financial Corp.	74,568	710,633
Signature Bank/New York*	2,100	174,342
SunTrust Banks, Inc.	27,774	876,825
SVB Financial Group*	2,300	191,636
Synovus Financial Corp.	41,638	121,583
TCF Financial Corp.	7,849	111,299
U.S. Bancorp/Minnesota	95,350	3,446,902
Valley National Bancorp	9,472	89,700
Wells Fargo & Co.	249,234	10,285,887
Zions Bancorp	9,468	273,436

		24,907,411

Consumer Finance (0.8%)
Capital One Financial Corp.	30,030	1,886,184
Discover Financial Services	25,119	1,196,669
SLM Corp.	23,589	539,245

		3,622,098

Diversified Financial Services (6.3%)
Bank of America Corp.	556,972	7,162,660
Citigroup, Inc.	157,242	7,542,899
CME Group, Inc./Illinois	16,700	1,268,866
ING US, Inc.*	3,900	105,534
Interactive Brokers Group, Inc., Class A	2,519	40,228
JPMorgan Chase & Co.	195,104	10,299,540
Leucadia National Corp.	13,213	346,445
McGraw Hill Financial, Inc.	7,400	393,606
MSCI, Inc.*	3,600	119,772
NASDAQ OMX Group, Inc.	5,874	192,609
NYSE Euronext	12,950	536,130

		28,008,289

Insurance (7.6%)
ACE Ltd.	17,458	$1,562,142
Aflac, Inc.	24,015	1,395,752
Alleghany Corp.*	880	337,313
Allied World Assurance Co. Holdings AG	1,221	111,734
Allstate Corp.	24,788	1,192,799
American Financial Group, Inc./Ohio	3,891	190,309
American International Group, Inc.*	75,906	3,392,998
American National Insurance Co.	282	28,051
Aon plc	3,607	232,110
Arch Capital Group Ltd.*	6,201	318,793
Aspen Insurance Holdings Ltd.	3,401	126,143
Assurant, Inc.	4,061	206,746
Assured Guaranty Ltd.	8,554	188,701
Axis Capital Holdings Ltd.	5,006	229,175
Berkshire Hathaway, Inc., Class B*	92,898	10,397,144
Brown & Brown, Inc.	3,285	105,908
Chubb Corp.	11,406	965,518
Cincinnati Financial Corp.	8,356	383,540
CNA Financial Corp.	1,060	34,577
Endurance Specialty Holdings Ltd.	1,904	97,961
Everest Reinsurance Group Ltd.	2,512	322,189
Fidelity National Financial, Inc., Class A	11,737	279,458
Genworth Financial, Inc., Class A*	25,334	289,061
Hanover Insurance Group, Inc.	1,659	81,175
Hartford Financial Services Group, Inc.	23,399	723,497
HCC Insurance Holdings, Inc.	5,158	222,361
Kemper Corp.	2,278	78,022
Lincoln National Corp.	13,714	500,150
Loews Corp.	14,485	643,134
Markel Corp.*	695	366,230
Marsh & McLennan Cos., Inc.	9,443	376,965
MBIA, Inc.*	7,145	95,100
Mercury General Corp.	1,274	56,005
MetLife, Inc.	45,930	2,101,757
Old Republic International Corp.	13,684	176,113
PartnerReinsurance Ltd.	2,893	261,990
Principal Financial Group, Inc.	14,984	561,151
ProAssurance Corp.	3,000	156,480
Progressive Corp.	6,085	154,681
Protective Life Corp.	3,843	147,610
Prudential Financial, Inc.	14,711	1,074,344
Reinsurance Group of America, Inc.	3,703	255,914
RenaissanceReinsurance Holdings Ltd.	2,151	186,685
StanCorp Financial Group, Inc.	2,368	117,003
Torchmark Corp.	4,608	300,165
Travelers Cos., Inc.	14,175	1,132,866
Unum Group	13,889	407,920
Validus Holdings Ltd.	4,927	177,963
W. R. Berkley Corp.	5,464	223,259
White Mountains Insurance Group Ltd.	296	170,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
XL Group plc	15,045	$456,164

		33,593,008

Real Estate Investment Trusts (REITs) (4.2%)
Alexandria Real Estate Equities, Inc. (REIT)	3,642	239,352
American Campus Communities, Inc. (REIT)	5,400	219,564
American Capital Agency Corp. (REIT)	19,900	457,501
Annaly Capital Management, Inc. (REIT)	49,595	623,409
Apartment Investment & Management Co. (REIT), Class A	3,364	101,055
AvalonBay Communities, Inc. (REIT)	6,657	898,096
BioMed Realty Trust, Inc. (REIT)	9,300	188,139
Boston Properties, Inc. (REIT)	7,029	741,349
Brandywine Realty Trust (REIT)	8,353	112,933
BRE Properties, Inc. (REIT)	3,972	198,679
Camden Property Trust (REIT)	4,388	303,386
CBL & Associates Properties, Inc. (REIT)	7,500	160,650
Chimera Investment Corp. (REIT)	51,794	155,382
CommonWealth REIT (REIT)	5,817	134,489
Corporate Office Properties Trust/Maryland (REIT)	4,267	108,808
Corrections Corp. of America (REIT)	2,134	72,279
DDR Corp. (REIT)	13,512	224,975
Digital Realty Trust, Inc. (REIT)	1,400	85,400
Douglas Emmett, Inc. (REIT)	7,149	178,368
Duke Realty Corp. (REIT)	16,502	257,266
Equity Lifestyle Properties, Inc. (REIT)	600	47,154
Equity Residential (REIT)	18,509	1,074,633
Essex Property Trust, Inc. (REIT)	2,000	317,840
Extra Space Storage, Inc. (REIT)	5,200	218,036
Federal Realty Investment Trust (REIT)	1,188	123,172
General Growth Properties, Inc. (REIT)	30,559	607,207
Hatteras Financial Corp. (REIT)	4,600	113,344
HCP, Inc. (REIT)	23,391	1,062,887
Health Care REIT, Inc. (REIT)	14,670	983,330
Healthcare Trust of America, Inc. (REIT), Class A	5,700	64,011
Home Properties, Inc. (REIT)	2,700	176,499
Hospitality Properties Trust (REIT)	7,891	207,375
Host Hotels & Resorts, Inc. (REIT)	38,290	645,952
Kilroy Realty Corp. (REIT)	3,900	206,739
Kimco Realty Corp. (REIT)	21,033	450,737
Liberty Property Trust (REIT)	5,522	204,093
Macerich Co. (REIT)	7,070	431,058
Mack-Cali Realty Corp. (REIT)	4,185	102,491
MFA Financial, Inc. (REIT)	18,600	157,170
Mid-America Apartment Communities, Inc. (REIT)	2,200	149,094
National Retail Properties, Inc. (REIT)	6,100	$209,840
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,130	145,364
Post Properties, Inc. (REIT)	2,800	138,572
Prologis, Inc. (REIT)	25,586	965,104
Public Storage (REIT)	500	76,665
Realty Income Corp. (REIT)	10,126	424,482
Regency Centers Corp. (REIT)	2,725	138,457
Retail Properties of America, Inc. (REIT), Class A	6,900	98,532
Senior Housing Properties Trust (REIT)	9,579	248,383
Simon Property Group, Inc. (REIT)	3,984	629,153
SL Green Realty Corp. (REIT)	4,870	429,485
Taubman Centers, Inc. (REIT)	2,701	202,980
Two Harbors Investment Corp. (REIT)	18,800	192,700
UDR, Inc. (REIT)	12,812	326,578
Ventas, Inc. (REIT)	8,236	572,073
Vornado Realty Trust (REIT)	7,756	642,585
Weingarten Realty Investors (REIT)	6,302	193,913
WP Carey, Inc. (REIT)	3,000	198,510

		18,637,278

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A*	7,760	138,982
Howard Hughes Corp.*	2,047	229,448
Jones Lang LaSalle, Inc.	2,300	209,622
Realogy Holdings Corp.*	700	33,628
St. Joe Co.*	2,705	56,940

		668,620

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	25,844	236,731
New York Community Bancorp, Inc.	22,595	316,330
People’s United Financial, Inc.	17,010	253,449
TFS Financial Corp.*	4,043	45,281
Washington Federal, Inc.	5,059	95,514

		947,305

Total Financials		124,697,928

Health Care (12.5%)
Biotechnology (0.0%)
Quintiles Transnational Holdings, Inc.*	800	34,048

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	80,134	2,795,074
Alere, Inc.*	3,676	90,062
Boston Scientific Corp.*	68,945	639,120
CareFusion Corp.*	11,352	418,321
Cooper Cos., Inc.	626	74,525
Covidien plc	24,200	1,520,728
DENTSPLY International, Inc.	5,300	217,088
Hill-Rom Holdings, Inc.	2,905	97,841
Hologic, Inc.*	9,828	189,680
Medtronic, Inc.	52,243	2,688,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.	5,300	$241,839
Stryker Corp.	7,100	459,228
Teleflex, Inc.	1,972	152,810
Zimmer Holdings, Inc.	8,159	611,436

		10,196,699

Health Care Providers & Services (2.4%)
Aetna, Inc.	14,297	908,432
Cardinal Health, Inc.	17,578	829,682
Cigna Corp.	13,823	1,002,029
Community Health Systems, Inc.	4,681	219,445
Express Scripts Holding Co.*	5,300	326,957
HCA Holdings, Inc.	12,800	461,568
Health Net, Inc.*	4,041	128,585
Humana, Inc.	8,232	694,616
LifePoint Hospitals, Inc.*	2,333	113,944
MEDNAX, Inc.*	900	82,422
Omnicare, Inc.	5,423	258,731
Patterson Cos., Inc.	300	11,280
Quest Diagnostics, Inc.	7,610	461,394
UnitedHealth Group, Inc.	52,392	3,430,628
Universal Health Services, Inc., Class B	1,500	100,440
VCA Antech, Inc.*	4,300	112,187
WellPoint, Inc.	15,426	1,262,464

		10,404,804

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,000	116,460

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	15,800	675,608
Bio-Rad Laboratories, Inc., Class A*	1,110	124,542
Charles River Laboratories International, Inc.*	1,400	57,442
Life Technologies Corp.*	3,042	225,138
PerkinElmer, Inc.	5,915	192,238
QIAGEN N.V.*	12,400	246,884
Techne Corp.	1,000	69,080
Thermo Fisher Scientific, Inc.	18,495	1,565,232

		3,156,164

Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	11,774	526,180
Eli Lilly and Co.	39,845	1,957,186
Forest Laboratories, Inc.*	13,706	561,946
Hospira, Inc.*	8,500	325,635
Johnson & Johnson	126,302	10,844,290
Merck & Co., Inc.	155,972	7,244,899
Pfizer, Inc.	345,200	9,669,052
Warner Chilcott plc, Class A	900	17,892
Zoetis, Inc.	4,159	128,476

		31,275,556

Total Health Care		55,183,731

Industrials (9.3%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.	1,652	136,009
B/E Aerospace, Inc.*	300	18,924
Exelis, Inc.	10,913	150,490
General Dynamics Corp.	15,403	$1,206,517
L-3 Communications Holdings, Inc.	4,680	401,263
Northrop Grumman Corp.	11,977	991,696
Raytheon Co.	16,632	1,099,708
Rockwell Collins, Inc.	800	50,728
Spirit AeroSystems Holdings, Inc., Class A*	5,299	113,823
Textron, Inc.	14,239	370,926
Triumph Group, Inc.	2,100	166,215
United Technologies Corp.	3,000	278,820

		4,985,119

Air Freight & Logistics (0.4%)
FedEx Corp.	16,335	1,610,304

Airlines (0.2%)
Alaska Air Group, Inc.*	300	15,600
Delta Air Lines, Inc.*	23,900	447,169
Southwest Airlines Co.	33,049	426,002

		888,771

Building Products (0.1%)
A.O. Smith Corp.	2,300	83,444
Fortune Brands Home & Security, Inc.	1,047	40,561
Owens Corning, Inc.*	5,968	233,229

		357,234

Commercial Services & Supplies (0.6%)
ADT Corp.*	11,262	448,791
Avery Dennison Corp.	3,481	148,848
Cintas Corp.	3,782	172,232
Covanta Holding Corp.	5,404	108,188
Iron Mountain, Inc.	837	22,273
KAR Auction Services, Inc.	2,462	56,306
Pitney Bowes, Inc.	5,884	86,377
R.R. Donnelley & Sons Co.	4,253	59,584
Republic Services, Inc.	13,932	472,852
Waste Connections, Inc.	370	15,222
Waste Management, Inc.	23,049	929,566

		2,520,239

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,188	164,927
Fluor Corp.	3,400	201,654
Jacobs Engineering Group, Inc.*	6,678	368,158
KBR, Inc.	7,382	239,915
Quanta Services, Inc.*	8,464	223,957
URS Corp.	3,817	180,239

		1,378,850

Electrical Equipment (0.5%)
Babcock & Wilcox Co.	1,800	54,054
Eaton Corp. plc	24,274	1,597,472
Emerson Electric Co.	9,300	507,222
Hubbell, Inc., Class B	790	78,210
Regal-Beloit Corp.	2,152	139,536

		2,376,494

Industrial Conglomerates (3.3%)
3M Co.	5,500	601,425
Carlisle Cos., Inc.	3,129	194,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Danaher Corp.	24,500	$1,550,850
General Electric Co.	533,654	12,375,436

		14,722,679

Machinery (2.1%)
AGCO Corp.	4,921	246,985
Caterpillar, Inc.	27,700	2,284,973
CNH Global N.V.	1,962	81,737
Crane Co.	241	14,441
Cummins, Inc.	1,800	195,228
Donaldson Co., Inc.	600	21,396
Dover Corp.	2,323	180,404
Flowserve Corp.	615	33,216
Gardner Denver, Inc.	2,500	187,950
Harsco Corp.	4,336	100,552
IDEX Corp.	260	13,991
Illinois Tool Works, Inc.	12,200	843,874
Ingersoll-Rand plc	4,431	246,009
Joy Global, Inc.	5,500	266,915
Kennametal, Inc.	4,008	155,631
Navistar International Corp.*	3,500	97,160
Oshkosh Corp.*	4,800	182,256
PACCAR, Inc.	15,800	847,828
Parker Hannifin Corp.	7,666	731,336
Pentair Ltd. (Registered)	10,436	602,053
Snap-on, Inc.	2,690	240,432
SPX Corp.	2,359	169,801
Stanley Black & Decker, Inc.	7,968	615,926
Terex Corp.*	5,568	146,438
Timken Co.	4,466	251,347
Trinity Industries, Inc.	4,103	157,719
Xylem, Inc.	8,913	240,116

		9,155,714

Marine (0.0%)
Kirby Corp.*	1,209	96,164

Professional Services (0.2%)
Dun & Bradstreet Corp.	200	19,490
Manpowergroup, Inc.	3,967	217,391
Nielsen Holdings N.V.	9,630	323,472
Towers Watson & Co., Class A	3,320	272,041

		832,394

Road & Rail (0.4%)
Amerco, Inc.	200	32,380
Con-way, Inc.	1,795	69,933
CSX Corp.	26,300	609,897
Genesee & Wyoming, Inc., Class A*	1,300	110,292
Norfolk Southern Corp.	13,301	966,318
Ryder System, Inc.	2,709	164,680

		1,953,500

Trading Companies & Distributors (0.1%)
Air Lease Corp.	3,200	88,288
GATX Corp.	2,177	103,255
MRC Global, Inc.*	2,400	66,288
WESCO International, Inc.*	2,192	148,968

		406,799

Total Industrials		41,284,261

Information Technology (8.6%)
Communications Equipment (1.8%)
Brocade Communications Systems, Inc.*	21,808	$125,614
Cisco Systems, Inc.	276,200	6,714,422
EchoStar Corp., Class A*	2,059	80,528
Harris Corp.	4,700	231,475
JDS Uniphase Corp.*	2,800	40,264
Juniper Networks, Inc.*	21,200	409,372
Motorola Solutions, Inc.	700	40,411
Polycom, Inc.*	8,500	89,590

		7,731,676

Computers & Peripherals (2.4%)
Apple, Inc.	11,800	4,673,744
Dell, Inc.	64,400	859,740
Diebold, Inc.	3,257	109,728
EMC Corp.	54,000	1,275,480
Hewlett-Packard Co.	100,900	2,502,320
Lexmark International, Inc., Class A	2,977	91,007
SanDisk Corp.*	6,800	415,480
Stratasys Ltd.*	900	75,366
Western Digital Corp.	10,848	673,552

		10,676,417

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,195	207,021
Avnet, Inc.*	7,558	253,949
AVX Corp.	1,997	23,465
Corning, Inc.	76,367	1,086,702
Dolby Laboratories, Inc., Class A	1,400	46,830
FLIR Systems, Inc.	2,200	59,334
Ingram Micro, Inc., Class A*	8,079	153,420
Jabil Circuit, Inc.	10,418	212,319
Molex, Inc.	7,119	208,872
Tech Data Corp.*	2,003	94,321
Vishay Intertechnology, Inc.*	7,008	97,341

		2,443,574

Internet Software & Services (0.3%)
AOL, Inc.*	3,947	143,987
Yahoo!, Inc.*	48,782	1,224,916

		1,368,903

IT Services (0.4%)
Amdocs Ltd.	8,971	332,734
Booz Allen Hamilton Holding Corp.	700	12,166
Computer Sciences Corp.	7,841	343,200
CoreLogic, Inc.*	5,035	116,661
DST Systems, Inc.	300	19,599
Fidelity National Information Services, Inc.	13,552	580,568
Lender Processing Services, Inc.	700	22,645
Paychex, Inc.	1,700	62,084
SAIC, Inc.	15,000	208,950
Total System Services, Inc.	1,856	45,435
VeriFone Systems, Inc.*	5,600	94,136

		1,838,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (0.2%)
Xerox Corp.	63,000	$571,410
Zebra Technologies Corp., Class A*	2,100	91,224

		662,634

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	10,800	356,292
Analog Devices, Inc.	9,000	405,540
Applied Materials, Inc.	20,900	311,619
Avago Technologies Ltd.	1,100	41,118
Broadcom Corp., Class A	16,500	557,040
Fairchild Semiconductor International, Inc.*	6,177	85,243
First Solar, Inc.*	3,100	138,663
Freescale Semiconductor Ltd.*	1,600	21,680
Intel Corp.	240,311	5,820,332
KLA-Tencor Corp.	8,556	476,826
Lam Research Corp.*	6,420	284,663
LSI Corp.*	25,000	178,500
Marvell Technology Group Ltd.	20,500	240,055
Micron Technology, Inc.*	52,929	758,472
NVIDIA Corp.	29,900	419,497
ON Semiconductor Corp.*	1,200	9,696
Skyworks Solutions, Inc.*	1,700	37,213
Teradyne, Inc.*	9,800	172,186

		10,314,635

Software (0.6%)
Activision Blizzard, Inc.	21,998	313,691
Adobe Systems, Inc.*	15,700	715,292
Autodesk, Inc.*	2,400	81,456
CA, Inc.	16,758	479,782
Compuware Corp.	9,832	101,761
Electronic Arts, Inc.*	3,600	82,692
MICROS Systems, Inc.*	3,400	146,710
Nuance Communications, Inc.*	13,400	246,292
Rovi Corp.*	4,300	98,212
Symantec Corp.	9,700	217,959
Synopsys, Inc.*	7,886	281,925
Zynga, Inc., Class A*	30,000	83,400

		2,849,172

Total Information Technology		37,885,189

Materials (2.6%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	10,700	979,799
Albemarle Corp.	2,800	174,412
Ashland, Inc.	4,017	335,419
Cabot Corp.	3,035	113,570
CF Industries Holdings, Inc.	3,079	528,048
Cytec Industries, Inc.	2,391	175,141
Dow Chemical Co.	54,010	1,737,502
Huntsman Corp.	9,801	162,304
Kronos Worldwide, Inc.	600	9,744
Mosaic Co.	15,400	828,674
PPG Industries, Inc.	700	102,487
Rockwood Holdings, Inc.	1,100	70,433
RPM International, Inc.	438	13,990
Sigma-Aldrich Corp.	300	24,108
W.R. Grace & Co.*	500	42,020
Westlake Chemical Corp.	100	$9,641

		5,307,292

Construction Materials (0.1%)
Vulcan Materials Co.	6,682	323,476

Containers & Packaging (0.2%)
AptarGroup, Inc.	999	55,155
Bemis Co., Inc.	2,971	116,285
Crown Holdings, Inc.*	1,100	45,243
Greif, Inc., Class A	1,522	80,164
MeadWestvaco Corp.	8,887	303,135
Owens-Illinois, Inc.*	3,518	97,765
Rock-Tenn Co., Class A	1,000	99,880
Sonoco Products Co.	5,182	179,142

		976,769

Metals & Mining (1.0%)
Alcoa, Inc.	54,981	429,951
Allegheny Technologies, Inc.	5,300	139,443
Carpenter Technology Corp.	2,400	108,168
Cliffs Natural Resources, Inc.	7,600	123,500
Freeport-McMoRan Copper & Gold, Inc.	53,200	1,468,852
Newmont Mining Corp.	25,300	757,735
Nucor Corp.	16,320	706,982
Reliance Steel & Aluminum Co.	3,909	256,274
Royal Gold, Inc.	2,500	105,200
Steel Dynamics, Inc.	11,301	168,498
Tahoe Resources, Inc.*	3,000	42,450
United States Steel Corp.	7,524	131,896

		4,438,949

Paper & Forest Products (0.1%)
Domtar Corp.	1,873	124,555
International Paper Co.	3,175	140,684

		265,239

Total Materials		11,311,725

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	277,762	9,832,775
CenturyLink, Inc.	31,308	1,106,738
Frontier Communications Corp.	49,533	200,609
Intelsat S.A.*	1,100	22,000
Level 3 Communications, Inc.*	5,590	117,837
Windstream Corp.	1,710	13,184

		11,293,143

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	19,395	96,587
Sprint Nextel Corp.*	102,053	716,412
Telephone & Data Systems, Inc.	4,546	112,059
T-Mobile US, Inc.*	8,900	220,809
U.S. Cellular Corp.	471	17,281

		1,163,148

Total Telecommunication Services		12,456,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (6.2%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	24,954	$1,117,440
Duke Energy Corp.	36,293	2,449,778
Edison International	16,776	807,932
Entergy Corp.	9,169	638,896
Exelon Corp.	43,953	1,357,269
FirstEnergy Corp.	21,463	801,428
Great Plains Energy, Inc.	7,935	178,855
Hawaiian Electric Industries, Inc.	5,104	129,182
NextEra Energy, Inc.	21,784	1,774,960
Northeast Utilities	16,067	675,135
NV Energy, Inc.	11,734	275,280
OGE Energy Corp.	5,092	347,274
Pepco Holdings, Inc.	12,242	246,799
Pinnacle West Capital Corp.	5,651	313,461
PPL Corp.	30,474	922,143
Southern Co.	44,696	1,972,435
Westar Energy, Inc.	7,128	227,811
Xcel Energy, Inc.	25,519	723,208

		14,959,286

Gas Utilities (0.2%)
AGL Resources, Inc.	5,808	248,931
Atmos Energy Corp.	4,627	189,985
National Fuel Gas Co.	3,844	222,760
ONEOK, Inc.	600	24,786
Questar Corp.	7,854	187,318
UGI Corp.	5,758	225,195

		1,098,975

Independent Power Producers & Energy Traders (0.3%)
AES Corp.	32,886	394,303
Calpine Corp.*	19,347	410,737
NRG Energy, Inc.	16,594	443,060

		1,248,100

Multi-Utilities (2.2%)
Alliant Energy Corp.	5,743	289,562
Ameren Corp.	12,425	427,917
CenterPoint Energy, Inc.	21,782	511,659
CMS Energy Corp.	13,470	365,980
Consolidated Edison, Inc.	15,077	879,140
Dominion Resources, Inc.	27,021	1,535,333
DTE Energy Co.	8,901	596,456
Integrys Energy Group, Inc.	3,970	232,364
MDU Resources Group, Inc.	9,246	$239,564
NiSource, Inc.	16,072	460,302
PG&E Corp.	22,709	1,038,483
Public Service Enterprise Group, Inc.	26,058	851,054
SCANA Corp.	7,194	353,225
Sempra Energy	12,559	1,026,824
TECO Energy, Inc.	11,013	189,313
Vectren Corp.	4,314	145,943
Wisconsin Energy Corp.	11,806	483,928

		9,627,047

Water Utilities (0.1%)
American Water Works Co., Inc.	8,983	370,369
Aqua America, Inc.	937	29,319

		399,688

Total Utilities		27,333,096

Total Common Stocks (96.4%) (Cost $345,239,457)		426,331,390

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.03%, 8/8/13#(p)	$85,000	84,997
0.02%, 9/12/13#(p)	500,000	499,975

Total Government Securities		584,972

Total Short-Term Investments (0.1%) (Cost $584,961)		584,972

Total Investments (96.5%) (Cost $345,824,418)		426,916,362
Other Assets Less Liabilities (3.5%)		15,597,611

Net Assets (100%)		$442,513,973

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,962.
(p)	Yield to maturity.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	9	September-13	$805,319	$798,300	$(7,019)
S&P 500 E-Mini Index	154	September-13	12,422,196	12,314,610	(107,586)
S&P MidCap 400 E-Mini Index	9	September-13	1,029,685	1,042,110	12,425

					$(102,180)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,572,277	$—	$—	$26,572,277
Consumer Staples	25,354,151	—	—	25,354,151
Energy	64,252,741	—	—	64,252,741
Financials	124,697,928	—	—	124,697,928
Health Care	55,183,731	—	—	55,183,731
Industrials	41,284,261	—	—	41,284,261
Information Technology	37,885,189	—	—	37,885,189
Materials	11,231,561	80,164	—	11,311,725
Telecommunication Services	12,456,291	—	—	12,456,291
Utilities	27,333,096	—	—	27,333,096
Futures	12,425	—	—	12,425
Short-Term Investments	—	584,972	—	584,972

Total Assets	$426,263,651	$665,136	$—	$426,928,787

Liabilities:
Futures	$(114,605)	$—	$—	$(114,605)

Total Liabilities	$(114,605)	$—	$—	$(114,605)

Total	$426,149,046	$665,136	$—	$426,814,182

(a) A security with a market value of $80,164 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	12,425	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$12,425

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(114,605	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(114,605)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	941,271	—	—	941,271
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$941,271	$—	$—	$941,271

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(139,711)	—	—	(139,711)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(139,711)	$—	$—	$(139,711)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of $8,001,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(61,520)	$61,520	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,881,780
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,808,160

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,982,593
Aggregate gross unrealized depreciation	(7,727,613)

Net unrealized appreciation	$77,254,980

Federal income tax cost of investments	$349,661,382

The Portfolio has a net capital loss carryforward of $60,398,695 of which $54,568,949 expires in the year 2016 and $5,829,746 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $345,824,418)	$426,916,362
Cash	14,568,861
Receivable for securities sold	47,367,528
Receivable from Separate Accounts for Trust shares sold	839,023
Dividends, interest and other receivables	639,175
Other assets	5,165

Total assets	490,336,114

LIABILITIES
Payable for securities purchased	47,277,337
Payable to Separate Accounts for Trust shares redeemed	193,571
Investment management fees payable	125,358
Distribution fees payable - Class IB	81,829
Due to broker for futures variation margin	61,520
Administrative fees payable	38,761
Distribution fees payable - Class IA	7,713
Trustees’ fees payable	429
Accrued expenses	35,623

Total liabilities	47,822,141

NET ASSETS	$442,513,973

Net assets were comprised of:
Paid in capital	$406,478,107
Accumulated undistributed net investment income (loss)	3,351,899
Accumulated undistributed net realized gain (loss) on investments and futures	(48,305,797)
Net unrealized appreciation (depreciation) on investments and futures	80,989,764

Net assets	$442,513,973

Class IA
Net asset value, offering and redemption price per share, $37,327,002 / 5,470,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.82

Class IB
Net asset value, offering and redemption price per share, $405,186,831 / 59,553,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.80

Class K
Net asset value, offering and redemption price per share, $140 / 20 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,748 foreign withholding tax)	$4,630,897
Interest	3,885

Total income	4,634,782

EXPENSES
Investment management fees	685,933
Distribution fees - Class IB	445,422
Administrative fees	213,695
Distribution fees - Class IA	44,527
Professional fees	30,464
Printing and mailing expenses	21,066
Custodian fees	15,262
Trustees’ fees	5,198
Miscellaneous	7,313

Gross expenses	1,468,880
Less: Fees paid indirectly	(10,307)

Net expenses	1,458,573

NET INVESTMENT INCOME (LOSS)	3,176,209

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,191,783
Futures	941,271

Net realized gain (loss)	16,133,054

Change in unrealized appreciation (depreciation) on:
Securities	34,517,902
Futures	(139,711)

Net change in unrealized appreciation (depreciation)	34,378,191

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,511,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,687,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,176,209	$6,691,130
Net realized gain (loss) on investments and futures	16,133,054	12,940,777
Net change in unrealized appreciation (depreciation) on investments and futures	34,378,191	33,850,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,687,454	53,482,422

DIVIDENDS:
Dividends from net investment income
Class IA	—	(620,715)
Class IB	—	(6,074,010)
Class K	—	(280)

TOTAL DIVIDENDS	—	(6,695,005)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 581,640 and 1,018,269 shares, respectively ]	3,797,289	5,807,645
Capital shares issued in reinvestment of dividends [ 0 and 104,802 shares, respectively ]	—	620,715
Capital shares repurchased [ (546,166) and (1,511,935) shares, respectively ]	(3,564,505)	(8,586,404)

Total Class IA transactions	232,784	(2,158,044)

Class IB
Capital shares sold [ 11,113,438 and 7,168,131 shares, respectively ]	74,190,749	39,757,006
Capital shares issued in reinvestment of dividends [ 0 and 1,028,443 shares, respectively ]	—	6,074,010
Capital shares repurchased [ (5,205,715) and (13,121,035) shares, respectively ]	(33,909,818)	(74,131,945)

Total Class IB transactions	40,280,931	(28,300,929)

Class K
Capital shares issued in reinvestment of dividends [ 0 and 47 shares, respectively ]	—	280
Capital shares repurchased [ (2,149) and 0 shares, respectively ]	(13,632)	—

Total Class K transactions	(13,632)	280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,500,083	(30,458,693)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,187,537	16,328,724
NET ASSETS:
Beginning of period	348,326,436	331,997,712

End of period (a)	$442,513,973	$348,326,436

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,351,899	$175,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$5.91	$5.17	$5.27	$4.66	$4.25	$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.11 (e)	0.10 (e)	0.09 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.86	0.75	(0.12)	0.60	0.73	(5.88)

Total from investment operations	0.91	0.86	(0.01)	0.70	0.82	(5.76)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.09)	(0.41)	(0.11)
Distributions from net realized gains	—	—	—	—	—	(0.20)

Total dividends and distributions	—	(0.12)	(0.09)	(0.09)	(0.41)	(0.31)

Net asset value, end of period	$6.82	$5.91	$5.17	$5.27	$4.66	$4.25

Total return (b)	15.40%	16.56%	(0.15)%	14.99%	19.37%	(56.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,327	$32,126	$30,104	$3,945	$1,746	$1,187
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.50%	0.57%	0.50%	0.75%
After waivers and fees paid indirectly (a)	0.74%	0.75%	0.49%	0.56%	0.49%	0.45%
Before waivers and fees paid indirectly (a)	0.75%	0.75%	0.50%	0.57%	0.50%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.62%	1.93%	2.06%	2.05%	2.03%	1.50%
After waivers and fees paid indirectly (a)	1.62%	1.93%	2.07%	2.05%	2.04%	1.80%
Before waivers and fees paid indirectly (a)	1.62%	1.93%	2.06%	2.05%	2.03%	1.42%
Portfolio turnover rate	17%	20%	25%	28%	100%	82%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010		2009		2008
Net asset value, beginning of period	$5.89	$5.15	$5.25	$4.65		$4.23		$10.29

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.09 (e)	0.09	(e)	0.08	(e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.86	0.75	(0.11)	0.58		0.73		(5.86)

Total from investment operations	0.91	0.86	(0.02)	0.67		0.81		(5.76)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.08)	(0.07)		(0.39)		(0.10)
Distributions from net realized gains	—	—	—	—		—		(0.20)

Total dividends and distributions	—	(0.12)	(0.08)	(0.07)		(0.39)		(0.30)

Net asset value, end of period	$6.80	$5.89	$5.15	$5.25		$4.65		$4.23

Total return (b)	15.45%	16.61%	(0.41)%	14.52%		19.34%		(56.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$405,187	$316,187	$301,883	$141,495		$122,699		$87,602
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.82	%(c)	0.75	%(c)	1.00%
After waivers and fees paid indirectly (a)	0.74%	0.75%	0.74%	0.81%		0.74	%(c)	0.70	%(c)
Before waivers and fees paid indirectly (a)	0.75%	0.75%	0.75%	0.82	%(c)	0.75	%(c)	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.61%	1.92%	1.76%	1.77%		1.97%		1.16%
After waivers and fees paid indirectly (a)	1.62%	1.93%	1.76%	1.78%		1.97%		1.37%
Before waivers and fees paid indirectly (a)	1.61%	1.92%	1.76%	1.77%		1.97%		1.07%
Portfolio turnover rate	17%	20%	25%	28%		100%		82%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$5.91	$5.17	$4.79

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.88	0.75	0.42

Total from investment operations	0.93	0.87	0.46

Less distributions:
Dividends from net investment income	—	(0.13)	(0.08)

Total dividends and distributions	—	(0.13)	(0.08)

Net asset value, end of period	$6.84	$5.91	$5.17

Total return (b)	15.74%	16.86%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$— #	$13	$11
Ratio of expenses to average net assets:
After waivers (a)	0.50%	0.50%	0.50%
After waivers and fees paid indirectly (a)	0.49%	0.50%	0.49%
Before waivers and fees paid indirectly (a)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.65%	2.18%	2.31%
After waivers and fees paid indirectly (a)	1.69%	2.19%	2.32%
Before waivers and fees paid indirectly (a)	1.68%	2.18%	2.31%
Portfolio turnover rate	17%	20%	25%
*	Commencement of Operations.
#	Amount is less than $500.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	24.0%
Energy	12.4
Health Care	12.1
Information Technology	10.2
Consumer Discretionary	9.3
Industrials	7.8
Consumer Staples	6.3
Utilities	4.8
Materials	2.8
Telecommunication Services	2.5
Cash and Other	7.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,157.00	$4.85
Hypothetical (5% average return before expenses)	1,000.00	1,020.30	4.55
Class IB
Actual	1,000.00	1,156.40	4.85
Hypothetical (5% average return before expenses)	1,000.00	1,020.30	4.55
Class K
Actual	1,000.00	1,157.90	3.52
Hypothetical (5% average return before expenses)	1,000.00	1,021.53	3.30

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.6%)
Allison Transmission Holdings, Inc.	6,700	$154,636
Gentex Corp.	13,800	318,090
Johnson Controls, Inc.	155,200	5,554,608
Lear Corp.	106,000	6,408,760
TRW Automotive Holdings Corp.*	104,900	6,969,556

		19,405,650

Automobiles (0.9%)
Ford Motor Co.	1,337,100	20,684,937
General Motors Co.*	188,700	6,285,597

		26,970,534

Distributors (0.0%)
Genuine Parts Co.	2,000	156,140

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	22,100	391,612
DeVry, Inc.	14,300	443,586
Service Corp. International	10,500	189,315
Weight Watchers International, Inc.	2,800	128,800

		1,153,313

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	94,700	3,247,263
Choice Hotels International, Inc.	6,000	238,140
Darden Restaurants, Inc.	10,200	514,896
Hyatt Hotels Corp., Class A*	10,200	411,672
Marriott International, Inc., Class A	6,200	250,294
McDonald’s Corp.	36,500	3,613,500
MGM Resorts International*	84,200	1,244,476
Norwegian Cruise Line Holdings Ltd.*	410	12,427
Penn National Gaming, Inc.*	15,400	814,044
Royal Caribbean Cruises Ltd.	37,000	1,233,580
Starwood Hotels & Resorts Worldwide, Inc.	25,400	1,605,026
Wendy’s Co.	64,100	373,703

		13,559,021

Household Durables (0.6%)
D.R. Horton, Inc.	63,900	1,359,792
Garmin Ltd.	27,800	1,005,248
Harman International Industries, Inc.	15,400	834,680
Leggett & Platt, Inc.	32,400	1,007,316
Lennar Corp., Class A	37,500	1,351,500
Mohawk Industries, Inc.*	13,800	1,552,362
Newell Rubbermaid, Inc.	27,500	721,875
NVR, Inc.*	200	184,400
PulteGroup, Inc.*	355,500	6,743,835
Taylor Morrison Home Corp., Class A*	900	21,942
Toll Brothers, Inc.*	38,400	1,252,992
Whirlpool Corp.	16,700	1,909,812

		17,945,754

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp., Class A*	110,300	$2,538,003

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,900	174,837

Media (4.2%)
CBS Corp., Class B	11,700	571,779
Comcast Corp., Class A	334,600	14,013,048
DreamWorks Animation SKG, Inc., Class A*	16,700	428,522
Gannett Co., Inc.	178,900	4,375,894
Interpublic Group of Cos., Inc.	52,900	769,695
John Wiley & Sons, Inc., Class A	10,300	412,927
Liberty Global plc*	87,200	5,920,041
Liberty Global plc, Class A*	62,171	4,605,637
Liberty Media Corp., Class A*	22,903	2,903,184
News Corp., Class A	461,649	15,049,757
Regal Entertainment Group, Class A	144,500	2,586,550
Sirius XM Radio, Inc.	369,000	1,236,150
Starz, Class A*	3,003	66,366
Thomson Reuters Corp.	84,600	2,755,422
Time Warner Cable, Inc.	93,000	10,460,640
Time Warner, Inc.	274,163	15,852,105
Viacom, Inc., Class B	266,900	18,162,545
Walt Disney Co.	406,980	25,700,787
Washington Post Co., Class B	1,000	483,770

		126,354,819

Multiline Retail (0.6%)
Big Lots, Inc.*	9,700	305,841
Dillard’s, Inc., Class A	2,000	163,940
J.C. Penney Co., Inc.*	38,700	660,996
Kohl’s Corp.	50,300	2,540,653
Macy’s, Inc.	239,200	11,481,600
Sears Holdings Corp.*	9,800	412,384
Target Corp.	31,400	2,162,204

		17,727,618

Specialty Retail (1.8%)
Aaron’s, Inc.	14,600	408,946
Abercrombie & Fitch Co., Class A	44,900	2,031,725
American Eagle Outfitters, Inc.	15,500	283,030
Ascena Retail Group, Inc.*	24,800	432,760
Best Buy Co., Inc.	45,400	1,240,782
Chico’s FAS, Inc.	2,300	39,238
CST Brands, Inc.*	13,644	420,371
DSW, Inc., Class A	800	58,776
Foot Locker, Inc.	30,000	1,053,900
GameStop Corp., Class A	205,700	8,645,571
Guess?, Inc.	13,500	418,905
Home Depot, Inc.	192,800	14,936,216
Lowe’s Cos., Inc.	100,700	4,118,630
Signet Jewelers Ltd.	16,800	1,132,824
Staples, Inc.	150,400	2,385,344
TJX Cos., Inc.	357,300	17,886,438

		55,493,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	4,400	$222,244
PVH Corp.	2,100	262,605

		484,849

Total Consumer Discretionary		281,963,994

Consumer Staples (6.3%)
Beverages (0.4%)
Beam, Inc.	36,500	2,303,515
Constellation Brands, Inc., Class A*	2,100	109,452
Molson Coors Brewing Co., Class B	31,700	1,517,162
PepsiCo, Inc.	110,900	9,070,511

		13,000,640

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	348,453	19,924,542
Kroger Co.	448,200	15,480,828
Safeway, Inc.	50,400	1,192,464
Sysco Corp.	88,000	3,006,080
Walgreen Co.	53,100	2,347,020
Wal-Mart Stores, Inc.	235,526	17,544,332

		59,495,266

Food Products (1.0%)
Archer-Daniels-Midland Co.	138,000	4,679,580
Bunge Ltd.	33,400	2,363,718
Campbell Soup Co.	13,600	609,144
ConAgra Foods, Inc.	7,100	248,003
Dean Foods Co.*	42,200	422,844
Ingredion, Inc.	15,400	1,010,548
J.M. Smucker Co.	21,200	2,186,780
Kellogg Co.	4,600	295,458
Mondelez International, Inc., Class A	522,300	14,901,219
Pinnacle Foods, Inc.	3,200	77,280
Smithfield Foods, Inc.*	33,700	1,103,675
Tyson Foods, Inc., Class A	63,500	1,630,680

		29,528,929

Household Products (2.4%)
Clorox Co.	4,900	407,386
Colgate-Palmolive Co.	19,800	1,134,342
Energizer Holdings, Inc.	14,100	1,417,191
Kimberly-Clark Corp.	51,300	4,983,282
Procter & Gamble Co.	834,370	64,238,147

		72,180,348

Tobacco (0.6%)
Philip Morris International, Inc.	192,600	16,683,012
Reynolds American, Inc.	17,400	841,638

		17,524,650

Total Consumer Staples		191,729,833

Energy (12.4%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	10,600	551,730
Baker Hughes, Inc.	93,806	4,327,271
Cameron International Corp.*	20,800	1,272,128

Diamond Offshore Drilling, Inc.	113,800	$7,828,302
Halliburton Co.	175,500	7,321,860
Helix Energy Solutions Group, Inc.*	198,300	4,568,832
Helmerich & Payne, Inc.	21,500	1,342,675
McDermott International, Inc.*	53,500	437,630
Nabors Industries Ltd.	66,800	1,022,708
National Oilwell Varco, Inc.	96,900	6,676,410
Oil States International, Inc.*	12,500	1,158,000
Patterson-UTI Energy, Inc.	33,300	644,521
Rowan Cos., plc, Class A*	28,200	960,774
RPC, Inc.	2,800	38,668
Superior Energy Services, Inc.*	36,200	939,028
Tidewater, Inc.	11,200	638,064
Unit Corp.*	11,200	476,896

		40,205,497

Oil, Gas & Consumable Fuels (11.1%)
Anadarko Petroleum Corp.	107,400	9,228,882
Apache Corp.	88,835	7,447,038
Chesapeake Energy Corp.	131,300	2,675,894
Chevron Corp.	531,640	62,914,278
Cimarex Energy Co.	19,600	1,273,804
Cobalt International Energy, Inc.*	5,200	138,164
ConocoPhillips Co.	277,140	16,766,970
CONSOL Energy, Inc.	51,800	1,403,780
Denbury Resources, Inc.*	84,529	1,464,042
Devon Energy Corp.	92,000	4,772,960
Energen Corp.	16,400	857,064
EOG Resources, Inc.	4,000	526,720
EQT Corp.	2,900	230,173
Exxon Mobil Corp.	1,390,445	125,626,706
Golar LNG Ltd.	9,900	315,711
Gulfport Energy Corp.*	3,300	155,331
Hess Corp.	69,600	4,627,704
HollyFrontier Corp.	46,100	1,972,158
Kinder Morgan, Inc.	12,600	480,690
Laredo Petroleum Holdings, Inc.*	950	19,532
Marathon Oil Corp.	160,600	5,553,548
Marathon Petroleum Corp.	221,850	15,764,661
Murphy Oil Corp.	43,300	2,636,537
Newfield Exploration Co.*	30,700	733,423
Noble Energy, Inc.	71,000	4,262,840
Occidental Petroleum Corp.	182,600	16,293,398
PBF Energy, Inc.	5,370	139,083
Peabody Energy Corp.	61,100	894,504
Phillips 66	183,770	10,825,891
Pioneer Natural Resources Co.	8,200	1,186,950
QEP Resources, Inc.	36,500	1,013,970
Royal Dutch Shell plc (ADR), Class A	109,700	6,998,860
SandRidge Energy, Inc.*	112,000	533,120
Spectra Energy Corp.	151,700	5,227,582
Teekay Corp.	8,600	349,418
Tesoro Corp.	30,800	1,611,456
Ultra Petroleum Corp.*	34,700	687,754
Valero Energy Corp.	427,300	14,857,221
Whiting Petroleum Corp.*	24,600	1,133,814
Williams Cos., Inc.	69,800	2,266,406
World Fuel Services Corp.	13,400	535,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

WPX Energy, Inc.*	45,333	$858,607

		337,262,376

Total Energy		377,467,873

Financials (24.0%)
Capital Markets (2.3%)
American Capital Ltd.*	68,700	870,429
Ameriprise Financial, Inc.	31,100	2,515,368
Ares Capital Corp.	60,700	1,044,040
Artisan Partners Asset Management, Inc.*	1,700	84,847
Bank of New York Mellon Corp.	263,000	7,377,150
BlackRock, Inc.	19,159	4,920,989
Charles Schwab Corp.	215,000	4,564,450
E*TRADE Financial Corp.*	65,000	822,900
Federated Investors, Inc., Class B	5,500	150,755
Goldman Sachs Group, Inc.	133,380	20,173,725
Invesco Ltd.	100,800	3,205,440
Legg Mason, Inc.	25,200	781,452
LPL Financial Holdings, Inc.	2,801	105,766
Morgan Stanley	345,072	8,430,109
Northern Trust Corp.	54,200	3,138,180
Raymond James Financial, Inc.	27,700	1,190,546
SEI Investments Co.	1,800	51,174
State Street Corp.	135,600	8,842,476
TD Ameritrade Holding Corp.	52,800	1,282,512

		69,552,308

Commercial Banks (4.7%)
Associated Banc-Corp	38,000	590,900
Bank of Hawaii Corp.	10,200	513,264
BankUnited, Inc.	14,600	379,746
BB&T Corp.	159,000	5,386,920
BOK Financial Corp.	6,000	384,300
CapitalSource, Inc.	44,400	416,472
CIT Group, Inc.*	350,400	16,339,152
City National Corp./California	10,600	671,722
Comerica, Inc.	42,300	1,684,809
Commerce Bancshares, Inc./Missouri	17,456	760,383
Cullen/Frost Bankers, Inc.	11,800	787,886
East West Bancorp, Inc.	30,900	849,750
Fifth Third Bancorp	198,200	3,577,510
First Citizens BancShares, Inc./North Carolina, Class A	1,800	345,690
First Horizon National Corp.	54,585	611,352
First Niagara Financial Group, Inc.	80,200	807,614
First Republic Bank/California	26,400	1,015,872
Fulton Financial Corp.	44,200	507,416
Huntington Bancshares, Inc./Ohio	190,000	1,497,200
KeyCorp	208,600	2,302,944
M&T Bank Corp.	29,232	3,266,676
PNC Financial Services Group, Inc.	120,000	8,750,400
Popular, Inc.*	23,370	708,812
Regions Financial Corp.	320,200	3,051,506
Signature Bank/New York*	9,700	805,294

SunTrust Banks, Inc.	122,400	$3,864,168
SVB Financial Group*	10,300	858,196
Synovus Financial Corp.	179,700	524,724
TCF Financial Corp.	37,100	526,078
U.S. Bancorp/Minnesota	477,100	17,247,165
Valley National Bancorp	45,121	427,296
Wells Fargo & Co.	1,519,183	62,696,683
Zions Bancorp	41,800	1,207,184

		143,365,084

Consumer Finance (1.4%)
Capital One Financial Corp.	398,200	25,010,942
Discover Financial Services	343,600	16,369,104
SLM Corp.	100,700	2,302,002

		43,682,048

Diversified Financial Services (5.9%)
Bank of America Corp.	3,880,200	49,899,372
Citigroup, Inc.	1,075,040	51,569,669
CME Group, Inc./Illinois	71,900	5,462,962
ING US, Inc.*	17,000	460,020
Interactive Brokers Group, Inc., Class A	10,600	169,282
JPMorgan Chase & Co.	1,209,297	63,838,788
Leucadia National Corp.	57,969	1,519,947
McGraw Hill Financial, Inc.	32,800	1,744,632
MSCI, Inc.*	15,900	528,993
NASDAQ OMX Group, Inc.	25,300	829,587
NYSE Euronext	55,100	2,281,140

		178,304,392

Insurance (6.7%)
ACE Ltd.	77,100	6,898,908
Aflac, Inc.	105,700	6,143,284
Alleghany Corp.*	3,898	1,494,143
Allied World Assurance Co. Holdings AG	5,300	485,003
Allstate Corp.	106,200	5,110,344
American Financial Group, Inc./Ohio	15,200	743,432
American International Group, Inc.*	659,959	29,500,167
American National Insurance Co.	1,700	169,099
Aon plc	16,100	1,036,035
Arch Capital Group Ltd.*	28,300	1,454,903
Aspen Insurance Holdings Ltd.	15,000	556,350
Assurant, Inc.	17,500	890,925
Assured Guaranty Ltd.	38,200	842,692
Axis Capital Holdings Ltd.	20,200	924,756
Berkshire Hathaway, Inc., Class B*	407,824	45,643,662
Brown & Brown, Inc.	14,500	467,480
Chubb Corp.	177,800	15,050,770
Cincinnati Financial Corp.	37,100	1,702,890
CNA Financial Corp.	6,000	195,720
Endurance Specialty Holdings Ltd.	6,500	334,425
Everest Reinsurance Group Ltd.	66,700	8,554,942
Fidelity National Financial, Inc., Class A	265,500	6,321,555
Genworth Financial, Inc., Class A*	628,205	7,167,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hanover Insurance Group, Inc.	7,200	$352,296
Hartford Financial Services Group, Inc.	103,300	3,194,036
HCC Insurance Holdings, Inc.	22,800	982,908
Kemper Corp.	10,800	369,900
Lincoln National Corp.	60,900	2,221,023
Loews Corp.	64,100	2,846,040
Markel Corp.*	3,200	1,686,240
Marsh & McLennan Cos., Inc.	41,500	1,656,680
MBIA, Inc.*	32,100	427,251
Mercury General Corp.	6,100	268,156
MetLife, Inc.	202,600	9,270,976
Old Republic International Corp.	58,800	756,756
PartnerReinsurance Ltd.	113,800	10,305,728
Principal Financial Group, Inc.	66,500	2,490,425
ProAssurance Corp.	14,000	730,240
Progressive Corp.	65,700	1,670,094
Protective Life Corp.	17,800	683,698
Prudential Financial, Inc.	64,800	4,732,344
Reinsurance Group of America, Inc.	16,500	1,140,315
RenaissanceReinsurance Holdings Ltd.	10,100	876,579
StanCorp Financial Group, Inc.	10,100	499,041
Torchmark Corp.	20,950	1,364,683
Travelers Cos., Inc.	92,825	7,418,574
Unum Group	60,500	1,776,885
Validus Holdings Ltd.	21,600	780,192
W. R. Berkley Corp.	24,600	1,005,156
White Mountains Insurance Group Ltd.	1,400	804,916
XL Group plc	66,200	2,007,184

		204,007,620

Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	16,200	1,064,664
American Campus Communities, Inc. (REIT)	23,800	967,708
American Capital Agency Corp. (REIT)	89,890	2,066,571
Annaly Capital Management, Inc. (REIT)	214,638	2,698,000
Apartment Investment & Management Co. (REIT), Class A	14,942	448,858
AvalonBay Communities, Inc. (REIT)	29,401	3,966,489
BioMed Realty Trust, Inc. (REIT)	42,200	853,706
Boston Properties, Inc. (REIT)	31,200	3,290,664
Brandywine Realty Trust (REIT)	35,500	479,960
BRE Properties, Inc. (REIT)	17,500	875,350
Camden Property Trust (REIT)	19,300	1,334,402
CBL & Associates Properties, Inc. (REIT)	24,900	533,358
Chimera Investment Corp. (REIT)	232,800	698,400
CommonWealth REIT (REIT)	26,800	619,616

Corporate Office Properties Trust/Maryland (REIT)	19,400	$494,700
Corrections Corp. of America (REIT)	9,572	324,204
DDR Corp. (REIT)	59,800	995,670
Digital Realty Trust, Inc. (REIT)	6,300	384,300
Douglas Emmett, Inc. (REIT)	32,300	805,885
Duke Realty Corp. (REIT)	72,900	1,136,511
Equity Lifestyle Properties, Inc. (REIT)	2,700	212,193
Equity Residential (REIT)	81,600	4,737,696
Essex Property Trust, Inc. (REIT)	8,700	1,382,604
Extra Space Storage, Inc. (REIT)	23,200	972,776
Federal Realty Investment Trust (REIT)	5,100	528,768
General Growth Properties, Inc. (REIT)	134,769	2,677,860
Hatteras Financial Corp. (REIT)	22,400	551,936
HCP, Inc. (REIT)	103,058	4,682,955
Health Care REIT, Inc. (REIT)	64,500	4,323,435
Healthcare Trust of America, Inc. (REIT), Class A	25,200	282,996
Home Properties, Inc. (REIT)	11,900	777,903
Hospitality Properties Trust (REIT)	31,700	833,076
Host Hotels & Resorts, Inc. (REIT)	168,787	2,847,437
Kilroy Realty Corp. (REIT)	17,100	906,471
Kimco Realty Corp. (REIT)	92,640	1,985,275
Liberty Property Trust (REIT)	24,300	898,128
Macerich Co. (REIT)	31,155	1,899,520
Mack-Cali Realty Corp. (REIT)	19,900	487,351
MFA Financial, Inc. (REIT)	81,800	691,210
Mid-America Apartment Communities, Inc. (REIT)	9,700	657,369
National Retail Properties, Inc. (REIT)	26,800	921,920
Piedmont Office Realty Trust, Inc. (REIT), Class A	38,000	679,440
Post Properties, Inc. (REIT)	12,400	613,676
Prologis, Inc. (REIT)	112,879	4,257,796
Public Storage (REIT)	2,200	337,326
Realty Income Corp. (REIT)	44,500	1,865,440
Regency Centers Corp. (REIT)	12,100	614,801
Retail Properties of America, Inc. (REIT), Class A	30,300	432,684
Senior Housing Properties Trust (REIT)	39,500	1,024,235
Simon Property Group, Inc. (REIT)	17,799	2,810,818
SL Green Realty Corp. (REIT)	20,800	1,834,352
Taubman Centers, Inc. (REIT)	11,800	886,770
Two Harbors Investment Corp. (REIT)	82,700	847,675
UDR, Inc. (REIT)	56,805	1,447,959
Ventas, Inc. (REIT)	36,549	2,538,694
Vornado Realty Trust (REIT)	34,159	2,830,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Weingarten Realty Investors (REIT)	27,600	$849,252
WP Carey, Inc. (REIT)	13,000	860,210

		82,029,096

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	35,800	641,178
Howard Hughes Corp.*	8,988	1,007,465
Jones Lang LaSalle, Inc.	10,000	911,400
Realogy Holdings Corp.*	2,950	141,718
St. Joe Co.*	14,100	296,805

		2,998,566

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	119,700	1,096,452
New York Community Bancorp, Inc.	99,900	1,398,600
People’s United Financial, Inc.	74,900	1,116,010
TFS Financial Corp.*	17,800	199,360
Washington Federal, Inc.	23,600	445,568

		4,255,990

Total Financials		728,195,104

Health Care (12.1%)
Biotechnology (0.5%)
Celgene Corp.*	28,200	3,296,862
Gilead Sciences, Inc.*	100,500	5,146,605
Quintiles Transnational Holdings, Inc.*	3,400	144,704
Vertex Pharmaceuticals, Inc.*	83,400	6,661,158

		15,249,329

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	353,300	12,323,104
Alere, Inc.*	18,400	450,800
Baxter International, Inc.	36,700	2,542,209
Boston Scientific Corp.*	305,700	2,833,839
CareFusion Corp.*	49,800	1,835,130
Cooper Cos., Inc.	2,900	345,245
Covidien plc	140,800	8,847,872
DENTSPLY International, Inc.	23,400	958,464
Hill-Rom Holdings, Inc.	13,600	458,048
Hologic, Inc.*	43,100	831,830
Medtronic, Inc.	407,900	20,994,613
St. Jude Medical, Inc.	23,400	1,067,742
Stryker Corp.	31,500	2,037,420
Teleflex, Inc.	9,400	728,406
Zimmer Holdings, Inc.	36,100	2,705,334

		58,960,056

Health Care Providers & Services (2.6%)
Aetna, Inc.	219,465	13,944,806
Cardinal Health, Inc.	77,500	3,658,000
Cigna Corp.	60,900	4,414,641
Community Health Systems, Inc.	19,700	923,536
Express Scripts Holding Co.*	23,400	1,443,546
HCA Holdings, Inc.	56,200	2,026,572
Health Net, Inc.*	153,200	4,874,824
Humana, Inc.	35,700	3,012,366

LifePoint Hospitals, Inc.*	10,800	$527,472
McKesson Corp.	22,200	2,541,900
MEDNAX, Inc.*	4,000	366,320
Omnicare, Inc.	23,800	1,135,498
Patterson Cos., Inc.	2,100	78,960
Quest Diagnostics, Inc.	33,500	2,031,105
UnitedHealth Group, Inc.	231,182	15,137,797
Universal Health Services, Inc., Class B	6,800	455,328
VCA Antech, Inc.*	20,100	524,409
WellPoint, Inc.	275,000	22,506,000

		79,603,080

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	40,300	521,482

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	69,500	2,971,820
Bio-Rad Laboratories, Inc., Class A*	4,700	527,340
Charles River Laboratories International, Inc.*	6,100	250,283
Life Technologies Corp.*	13,600	1,006,536
PerkinElmer, Inc.	25,400	825,500
QIAGEN N.V.*	53,000	1,055,230
Techne Corp.	4,500	310,860
Thermo Fisher Scientific, Inc.	81,400	6,888,882

		13,836,451

Pharmaceuticals (6.6%)
Bristol-Myers Squibb Co.	51,800	2,314,942
Eli Lilly and Co.	175,500	8,620,560
Forest Laboratories, Inc.*	60,500	2,480,500
Hospira, Inc.*	37,500	1,436,625
Johnson & Johnson	751,310	64,507,476
Merck & Co., Inc.	900,528	41,829,526
Pfizer, Inc.	2,600,676	72,844,935
Roche Holding AG (ADR)	109,600	6,780,404
Warner Chilcott plc, Class A	3,800	75,544

		200,890,512

Total Health Care		369,060,910

Industrials (7.8%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.	7,300	601,009
B/E Aerospace, Inc.*	1,500	94,620
Boeing Co.	18,700	1,915,628
Exelis, Inc.	42,600	587,454
General Dynamics Corp.	67,700	5,302,941
L-3 Communications Holdings, Inc.	20,400	1,749,096
Northrop Grumman Corp.	73,200	6,060,960
Raytheon Co.	73,600	4,866,432
Rockwell Collins, Inc.	3,400	215,594
Spirit AeroSystems Holdings, Inc., Class A*	23,500	504,780
Textron, Inc.	63,000	1,641,150
Triumph Group, Inc.	9,400	744,010
United Technologies Corp.	13,200	1,226,808

		25,510,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.2%)
FedEx Corp.	71,800	$7,078,044

Airlines (0.4%)
Alaska Air Group, Inc.*	1,300	67,600
Delta Air Lines, Inc.*	527,000	9,860,170
Southwest Airlines Co.	145,700	1,878,073

		11,805,843

Building Products (0.1%)
A.O. Smith Corp.	10,000	362,800
Fortune Brands Home & Security, Inc.	4,500	174,330
Owens Corning, Inc.*	27,000	1,055,160

		1,592,290

Commercial Services & Supplies (0.4%)
ADT Corp.*	49,650	1,978,553
Avery Dennison Corp.	15,400	658,504
Cintas Corp.	16,800	765,072
Covanta Holding Corp.	24,000	480,480
Iron Mountain, Inc.	3,922	104,364
KAR Auction Services, Inc.	10,800	246,996
Pitney Bowes, Inc.	25,800	378,744
R.R. Donnelley & Sons Co.	18,800	263,388
Republic Services, Inc.	61,330	2,081,540
Waste Connections, Inc.	1,550	63,767
Waste Management, Inc.	97,400	3,928,142

		10,949,550

Construction & Engineering (0.2%)
AECOM Technology Corp.*	21,100	670,769
Fluor Corp.	14,800	877,788
Jacobs Engineering Group, Inc.*	29,700	1,637,361
KBR, Inc.	33,500	1,088,750
Quanta Services, Inc.*	37,400	989,604
URS Corp.	17,200	812,184

		6,076,456

Electrical Equipment (0.3%)
Babcock & Wilcox Co.	7,900	237,237
Eaton Corp. plc	107,252	7,058,254
Emerson Electric Co.	41,100	2,241,594
Hubbell, Inc., Class B	3,700	366,300
Regal-Beloit Corp.	10,200	661,368

		10,564,753

Industrial Conglomerates (2.8%)
3M Co.	24,100	2,635,335
Carlisle Cos., Inc.	13,700	853,647
Danaher Corp.	108,100	6,842,730
General Electric Co.	3,155,010	73,164,682

		83,496,394

Machinery (2.0%)
AGCO Corp.	22,100	1,109,199
Caterpillar, Inc.	122,100	10,072,029
CNH Global N.V.	6,900	287,454
Crane Co.	900	53,928
Cummins, Inc.	7,800	845,988
Donaldson Co., Inc.	2,600	92,716
Dover Corp.	10,200	792,132
Flowserve Corp.	2,700	145,827

Gardner Denver, Inc.	11,200	$842,016
Harsco Corp.	17,000	394,230
IDEX Corp.	1,300	69,953
Illinois Tool Works, Inc.	229,400	15,867,598
Ingersoll-Rand plc	39,700	2,204,144
Joy Global, Inc.	24,100	1,169,573
Kennametal, Inc.	17,900	695,057
Navistar International Corp.*	11,000	305,360
Oshkosh Corp.*	20,000	759,400
PACCAR, Inc.	69,800	3,745,468
Parker Hannifin Corp.	84,500	8,061,300
Pentair Ltd. (Registered)	46,325	2,672,489
Snap-on, Inc.	11,800	1,054,684
SPX Corp.	10,600	762,988
Stanley Black & Decker, Inc.	33,502	2,589,705
Terex Corp.*	25,200	662,760
Timken Co.	65,000	3,658,200
Trinity Industries, Inc.	18,000	691,920
Xylem, Inc.	39,400	1,061,436

		60,667,554

Marine (0.0%)
Kirby Corp.*	5,300	421,562

Professional Services (0.1%)
Dun & Bradstreet Corp.	700	68,215
Manpowergroup, Inc.	17,500	959,000
Nielsen Holdings N.V.	42,435	1,425,392
Towers Watson & Co., Class A	14,800	1,212,712

		3,665,319

Road & Rail (0.4%)
Amerco, Inc.	800	129,520
Con-way, Inc.	8,100	315,576
CSX Corp.	116,000	2,690,040
Genesee & Wyoming, Inc., Class A*	5,600	475,104
Norfolk Southern Corp.	58,500	4,250,025
Ryder System, Inc.	11,800	717,322
Union Pacific Corp.	27,400	4,227,272

		12,804,859

Trading Companies & Distributors (0.1%)
Air Lease Corp.	15,900	438,681
GATX Corp.	10,600	502,758
MRC Global, Inc.*	10,800	298,296
WESCO International, Inc.*	10,000	679,600

		1,919,335

Total Industrials		236,552,441

Information Technology (10.2%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	100,500	578,880
Cisco Systems, Inc.	1,573,900	38,261,509
EchoStar Corp., Class A*	9,200	359,812
Harris Corp.	137,500	6,771,875
JDS Uniphase Corp.*	12,300	176,874
Juniper Networks, Inc.*	93,500	1,805,485
Motorola Solutions, Inc.	26,200	1,512,526
Polycom, Inc.*	39,100	412,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Riverbed Technology, Inc.*	2,000	$31,120

		49,910,195

Computers & Peripherals (3.0%)
Apple, Inc.	117,900	46,697,832
Dell, Inc.	284,000	3,791,400
Diebold, Inc.	14,400	485,136
EMC Corp.	238,000	5,621,560
Hewlett-Packard Co.	1,163,662	28,858,818
Lexmark International, Inc., Class A	14,300	437,151
SanDisk Corp.*	30,100	1,839,110
Stratasys Ltd.*	3,240	271,317
Western Digital Corp.	47,900	2,974,111

		90,976,435

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	141,800	5,650,730
Avnet, Inc.*	31,100	1,044,960
AVX Corp.	10,700	125,725
Corning, Inc.	334,300	4,757,089
Dolby Laboratories, Inc., Class A	6,200	207,390
FLIR Systems, Inc.	9,800	264,306
Ingram Micro, Inc., Class A*	34,500	655,155
Jabil Circuit, Inc.	45,900	935,442
Molex, Inc.	31,500	924,210
Tech Data Corp.*	8,600	404,974
Vishay Intertechnology, Inc.*	29,800	413,922

		15,383,903

Internet Software & Services (0.4%)
AOL, Inc.*	17,612	642,486
Google, Inc., Class A*	7,300	6,426,701
Yahoo!, Inc.*	215,090	5,400,910

		12,470,097

IT Services (0.7%)
Amdocs Ltd.	36,500	1,353,785
Booz Allen Hamilton Holding Corp.	442	7,682
Computer Sciences Corp.	34,100	1,492,557
CoreLogic, Inc.*	21,600	500,472
DST Systems, Inc.	1,400	91,462
Fidelity National Information Services, Inc.	59,894	2,565,859
International Business Machines Corp.	50,400	9,631,944
Mastercard, Inc., Class A	7,100	4,078,950
Paychex, Inc.	7,400	270,248
SAIC, Inc.	44,600	621,278
Total System Services, Inc.	8,300	203,184
VeriFone Systems, Inc.*	24,600	413,526

		21,230,947

Office Electronics (0.1%)
Xerox Corp.	278,162	2,522,929
Zebra Technologies Corp., Class A*	10,500	456,120

		2,979,049

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	47,500	$1,567,025
Analog Devices, Inc.	39,700	1,788,882
Applied Materials, Inc.	785,000	11,704,350
Avago Technologies Ltd.	4,700	175,686
Broadcom Corp., Class A	72,900	2,461,104
Fairchild Semiconductor International, Inc.*	28,800	397,440
First Solar, Inc.*	13,800	617,274
Freescale Semiconductor Ltd.*	7,000	94,850
Intel Corp.	1,053,290	25,510,684
KLA-Tencor Corp.	37,600	2,095,448
Lam Research Corp.*	28,225	1,251,496
LSI Corp.*	110,000	785,400
Marvell Technology Group Ltd.	89,400	1,046,874
Micron Technology, Inc.*	522,300	7,484,559
NVIDIA Corp.	130,900	1,836,527
ON Semiconductor Corp.*	5,100	41,208
Silicon Laboratories, Inc.*	1,300	53,833
Skyworks Solutions, Inc.*	7,300	159,797
Teradyne, Inc.*	43,200	759,024

		59,831,461

Software (1.9%)
Activision Blizzard, Inc.	96,900	1,381,794
Adobe Systems, Inc.*	69,400	3,161,864
Autodesk, Inc.*	10,500	356,370
CA, Inc.	74,300	2,127,209
Compuware Corp.	48,300	499,905
Electronic Arts, Inc.*	360,700	8,285,279
MICROS Systems, Inc.*	15,200	655,880
Microsoft Corp.	530,700	18,325,071
Nuance Communications, Inc.*	59,200	1,088,096
Oracle Corp.	410,700	12,616,704
Rovi Corp.*	20,700	472,788
Symantec Corp.	335,500	7,538,685
Synopsys, Inc.*	34,900	1,247,675
Zynga, Inc., Class A*	132,100	367,238

		58,124,558

Total Information Technology		310,906,645

Materials (2.8%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	47,200	4,322,104
Albemarle Corp.	12,400	772,396
Ashland, Inc.	17,900	1,494,650
Axiall Corp.	166,900	7,106,602
Cabot Corp.	14,500	542,590
CF Industries Holdings, Inc.	13,491	2,313,706
Cytec Industries, Inc.	9,500	695,875
Dow Chemical Co.	238,250	7,664,503
Huntsman Corp.	469,700	7,778,232
Kronos Worldwide, Inc.	4,700	76,328
LyondellBasell Industries N.V., Class A	179,800	11,913,548
Mosaic Co.	68,000	3,659,080
PPG Industries, Inc.	13,600	1,991,176
Rockwood Holdings, Inc.	4,900	313,747
RPM International, Inc.	1,900	60,686
Sigma-Aldrich Corp.	1,600	128,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

W.R. Grace & Co.*	2,300	$193,292
Westlake Chemical Corp.	700	67,487

		51,094,578

Construction Materials (0.0%)
Vulcan Materials Co.	29,500	1,428,095

Containers & Packaging (0.4%)
AptarGroup, Inc.	4,600	253,966
Bemis Co., Inc.	13,100	512,734
Crown Holdings, Inc.*	4,800	197,424
Greif, Inc., Class A	5,800	305,486
MeadWestvaco Corp.	40,100	1,367,811
Owens-Illinois, Inc.*	15,400	427,966
Rock-Tenn Co., Class A	82,500	8,240,100
Sonoco Products Co.	23,000	795,110

		12,100,597

Metals & Mining (0.7%)
Alcoa, Inc.	242,300	1,894,786
Allegheny Technologies, Inc.	24,500	644,595
Carpenter Technology Corp.	10,500	473,235
Cliffs Natural Resources, Inc.	34,700	563,875
Freeport-McMoRan Copper & Gold, Inc.	234,365	6,470,818
Newmont Mining Corp.	111,600	3,342,420
Nucor Corp.	72,000	3,119,040
Reliance Steel & Aluminum Co.	17,400	1,140,744
Royal Gold, Inc.	10,900	458,672
Steel Dynamics, Inc.	49,900	744,009
Tahoe Resources, Inc.*	16,800	237,720
United States Steel Corp.	32,700	573,231

		19,663,145

Paper & Forest Products (0.0%)
Domtar Corp.	7,500	498,750
International Paper Co.	14,100	624,771

		1,123,521

Total Materials		85,409,936

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,581,720	55,992,888
CenturyLink, Inc.	138,028	4,879,290
Frontier Communications Corp.	226,026	915,405
Intelsat S.A.*	4,800	96,000
Level 3 Communications, Inc.*	24,426	514,900
Windstream Corp.	7,300	56,283

		62,454,766

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	12,600	62,748
Sprint Nextel Corp.*	449,700	3,156,894
Telephone & Data Systems, Inc.	21,392	527,313
T-Mobile US, Inc.*	39,030	968,334
U.S. Cellular Corp.	2,900	106,401
Vodafone Group plc (ADR)	332,400	9,553,176

		14,374,866

Total Telecommunication Services		76,829,632

Utilities (4.8%)
Electric Utilities (2.7%)
American Electric Power Co., Inc.	264,670	$11,851,923
Duke Energy Corp.	159,990	10,799,325
Edison International	250,100	12,044,816
Entergy Corp.	40,400	2,815,072
Exelon Corp.	193,996	5,990,596
FirstEnergy Corp.	94,815	3,540,392
Great Plains Energy, Inc.	34,800	784,392
Hawaiian Electric Industries, Inc.	22,300	564,413
NextEra Energy, Inc.	96,300	7,846,524
Northeast Utilities	71,305	2,996,236
NV Energy, Inc.	53,400	1,252,764
OGE Energy Corp.	22,500	1,534,500
Pepco Holdings, Inc.	56,300	1,135,008
Pinnacle West Capital Corp.	24,900	1,381,203
PPL Corp.	134,202	4,060,953
Southern Co.	197,300	8,706,849
Westar Energy, Inc.	28,800	920,448
Xcel Energy, Inc.	112,700	3,193,918

		81,419,332

Gas Utilities (0.4%)
AGL Resources, Inc.	26,800	1,148,648
Atmos Energy Corp.	174,400	7,160,864
National Fuel Gas Co.	16,700	967,765
ONEOK, Inc.	2,800	115,668
Questar Corp.	34,600	825,210
UGI Corp.	25,800	1,009,038

		11,227,193

Independent Power Producers & Energy Traders (0.2%)
AES Corp.	140,700	1,686,993
Calpine Corp.*	79,100	1,679,293
NRG Energy, Inc.	73,100	1,951,770

		5,318,056

Multi-Utilities (1.5%)
Alliant Energy Corp.	25,200	1,270,584
Ameren Corp.	55,000	1,894,200
CenterPoint Energy, Inc.	97,100	2,280,879
CMS Energy Corp.	60,500	1,643,785
Consolidated Edison, Inc.	66,400	3,871,784
Dominion Resources, Inc.	130,900	7,437,738
DTE Energy Co.	39,500	2,646,895
Integrys Energy Group, Inc.	18,000	1,053,540
MDU Resources Group, Inc.	42,800	1,108,948
NiSource, Inc.	70,700	2,024,848
PG&E Corp.	100,200	4,582,146
Public Service Enterprise Group, Inc.	114,700	3,746,102
SCANA Corp.	31,600	1,551,560
Sempra Energy	70,600	5,772,256
TECO Energy, Inc.	49,300	847,467
Vectren Corp.	18,700	632,621
Wisconsin Energy Corp.	51,900	2,127,381

		44,492,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.0%)
American Water Works Co., Inc.	40,300	$1,661,569
Aqua America, Inc.	4,000	125,160

		1,786,729

Total Utilities		144,244,044

Total Common Stocks (92.2%) (Cost $2,034,150,188)		2,802,360,412

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $6,890)	1,300	$9,633

Total Investments (92.2%) (Cost $2,034,157,078)		2,802,370,045
Other Assets Less Liabilities (7.8%)		235,895,034

Net Assets (100%)		$3,038,265,079

*	Non-income producing.

Glossary:

ADR —	American Depositary Receipt

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,145	September-13	$173,129,005	$171,524,925	$(1,604,080)
S&P MidCap 400 E-Mini Index	327	September-13	37,930,095	37,863,330	(66,765)

					$(1,670,845)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$281,963,994	$—	$—	$281,963,994
Consumer Staples	191,729,833	—	—	191,729,833
Energy	377,467,873	—	—	377,467,873
Financials	728,195,104	—	—	728,195,104
Health Care	369,060,910	—	—	369,060,910
Industrials	236,552,441	—	—	236,552,441
Information Technology	310,906,645	—	—	310,906,645
Materials	85,104,450	305,486	—	85,409,936
Telecommunication Services	76,829,632	—	—	76,829,632
Utilities	144,244,044	—	—	144,244,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Health Care	$9,633	$—	$—	$9,633

Total Assets	$2,802,064,559	$305,486	$—	$2,802,370,045

Liabilities:
Futures	$(1,670,845)	$—	$—	$(1,670,845)

Total Liabilities	$(1,670,845)	$—	$—	$(1,670,845)

Total	$2,800,393,714	$305,486	$—	$2,800,699,200

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,670,845	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,670,845)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	17,824,724	—	—	17,824,724
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$17,824,724	$—	$—	$17,824,724

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,818,091)	—	—	(1,818,091)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,818,091)	$—	$—	$(1,818,091)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $123,412,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(877,757)	$877,757	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$469,129,609
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$805,981,570

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,073,628
Aggregate gross unrealized depreciation	(45,038,555)

Net unrealized appreciation	$586,035,073

Federal income tax cost of investments	$2,216,334,972

The Portfolio has a net capital loss carryforward of $1,318,347,823 of which $147,040,915 expires in the year 2016 and $1,171,306,908 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $2,034,157,078)	$2,802,370,045
Cash	202,708,986
Cash held as collateral at broker	9,410,000
Receivable for securities sold	236,014,924
Dividends, interest and other receivables	4,349,209
Receivable from Separate Accounts for Trust shares sold	485,027
Other assets	41,883

Total assets	3,255,380,074

LIABILITIES
Payable for securities purchased	212,368,031
Payable to Separate Accounts for Trust shares redeemed	1,549,673
Investment management fees payable	1,223,320
Due to broker for futures variation margin	877,757
Administrative fees payable	384,875
Distribution fees payable - Class IB	302,740
Distribution fees payable - Class IA	201,980
Trustees’ fees payable	4,624
Accrued expenses	201,995

Total liabilities	217,114,995

NET ASSETS	$3,038,265,079

Net assets were comprised of:
Paid in capital	$3,590,700,827
Accumulated undistributed net investment income (loss)	24,231,490
Accumulated undistributed net realized gain (loss) on investments and futures	(1,343,209,360)
Net unrealized appreciation (depreciation) on investments and futures	766,542,122

Net assets	$3,038,265,079

Class IA
Net asset value, offering and redemption price per share, $975,360,816 / 77,431,954 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

Class IB
Net asset value, offering and redemption price per share, $1,460,911,072 / 116,251,435 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.57

Class K
Net asset value, offering and redemption price per share, $601,993,191 / 47,734,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,514 foreign withholding tax)	$34,858,942
Interest	59,972

Total income	34,918,914

EXPENSES
Investment management fees	7,320,092
Administrative fees	2,321,551
Distribution fees - Class IB	1,789,301
Distribution fees - Class IA	1,192,727
Printing and mailing expenses	166,258
Professional fees	55,124
Custodian fees	47,125
Trustees’ fees	41,883
Miscellaneous	39,109

Gross expenses	12,973,170
Less: Fees paid indirectly	(55,910)

Net expenses	12,917,260

NET INVESTMENT INCOME (LOSS)	22,001,654

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	205,092,872
Futures	17,824,724

Net realized gain (loss)	222,917,596

Change in unrealized appreciation (depreciation) on:
Securities	198,028,095
Futures	(1,818,091)

Net change in unrealized appreciation (depreciation)	196,210,004

NET REALIZED AND UNREALIZED GAIN (LOSS)	419,127,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$441,129,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,001,654	$47,145,959
Net realized gain (loss) on investments and futures	222,917,596	197,350,133
Net change in unrealized appreciation (depreciation) on investments and futures	196,210,004	198,589,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	441,129,254	443,085,377

DIVIDENDS:
Dividends from net investment income
Class IA	—	(13,919,673)
Class IB	—	(20,929,585)
Class K	—	(12,273,519)

TOTAL DIVIDENDS	—	(47,122,777)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 345,769 and 742,509 shares, respectively ]	4,137,453	7,786,809
Capital shares issued in reinvestment of dividends [ 0 and 1,275,509 shares, respectively ]	—	13,919,673
Capital shares repurchased [ (4,775,419) and (11,488,419) shares, respectively ]	(57,666,190)	(120,393,217)

Total Class IA transactions	(53,528,737)	(98,686,735)

Class IB
Capital shares sold [ 2,270,514 and 2,446,967 shares, respectively ]	27,827,491	25,604,705
Capital shares issued in reinvestment of dividends [ 0 and 1,922,383 shares, respectively ]	—	20,929,585
Capital shares repurchased [ (9,311,788) and (20,497,413) shares, respectively ]	(112,720,260)	(214,617,733)

Total Class IB transactions	(84,892,769)	(168,083,443)

Class K
Capital shares sold [ 243,302 and 607,723 shares, respectively ]	2,958,137	6,325,237
Capital shares issued in reinvestment of dividends [ 0 and 1,124,807 shares, respectively ]	—	12,273,519
Capital shares repurchased [ (14,664,430) and (20,853,616) shares, respectively ]	(176,446,375)	(215,967,633)

Total Class K transactions	(173,488,238)	(197,368,877)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(311,909,744)	(464,139,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	129,219,510	(68,176,455)
NET ASSETS:
Beginning of period	2,909,045,569	2,977,222,024

End of period (a)	$3,038,265,079	$2,909,045,569

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,231,490	$2,229,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.89	$9.55	$10.19	$9.15	$7.75	$14.27

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.16 (e)	0.13 (e)	0.13 (e)	0.19 (e)	0.43
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.63	1.35	(0.63)	1.05	1.41	(6.57)

Total from investment operations	1.71	1.51	(0.50)	1.18	1.60	(6.14)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.14)	(0.14)	(0.20)	(0.38)

Net asset value, end of period	$12.60	$10.89	$9.55	$10.19	$9.15	$7.75

Total return (b)	15.70%	15.83%	(4.84)%	12.89%	20.73%	(43.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$975,361	$891,848	$872,363	$2,027,488	$2,305,328	$1,254,315
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.91%	0.65%	0.66%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.90%	0.91%	0.64%	0.66%	0.69%	0.64%
Before waivers and fees paid indirectly (a)	0.91%	0.91%	0.65%	0.66%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.39%	1.52%	1.26%	1.33%	2.35%	2.36%
After waivers and fees paid indirectly (a)	1.40%	1.52%	1.27%	1.34%	2.36%	2.42%
Before waivers and fees paid indirectly (a)	1.39%	1.52%	1.26%	1.33%	2.35%	2.34%
Portfolio turnover rate	16%	25%	33%	38%	52%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.87	$9.53	$10.17	$9.12	$7.73	$14.26

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.16 (e)	0.11 (e)	0.10 (e)	0.17 (e)	0.31	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.62	1.35	(0.63)	1.06	1.40	(6.49)

Total from investment operations	1.70	1.51	(0.52)	1.16	1.57	(6.18)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.12)	(0.11)	(0.18)	(0.35)

Net asset value, end of period	$12.57	$10.87	$9.53	$10.17	$9.12	$7.73

Total return (b)	15.64%	15.86%	(5.09)%	12.76%	20.34%	(43.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,460,911	$1,340,073	$1,328,547	$1,605,171	$1,634,368	$1,552,709
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.91%	0.90%	0.91%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.90%	0.91%	0.89%	0.91%	0.94%	0.89	%(c)
Before waivers and fees paid indirectly (a)	0.91%	0.91%	0.90%	0.91%	0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.39%	1.52%	1.09%	1.09%	2.22%	2.41%
After waivers and fees paid indirectly (a)	1.40%	1.52%	1.10%	1.09%	2.23%	2.49%
Before waivers and fees paid indirectly (a)	1.39%	1.52%	1.09%	1.09%	2.22%	2.40%
Portfolio turnover rate	16%	25%	33%	38%	52%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.89	$9.55	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.18 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and futures	1.62	1.36	0.39

Total from investment operations	1.72	1.54	0.45

Less distributions:
Dividends from net investment income	—	(0.20)	(0.14)

Net asset value, end of period	$12.61	$10.89	$9.55

Total return (b)	15.79%	16.13%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$601,993	$677,124	$776,313
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.66%	0.65%
After waivers and fees paid indirectly (a)	0.65%	0.66%	0.65%
Before waivers and fees paid indirectly (a)	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.64%	1.76%	1.79%
After waivers and fees paid indirectly (a)	1.64%	1.76%	1.79%
Before waivers and fees paid indirectly (a)	1.64%	1.76%	1.79%
Portfolio turnover rate	16%	25%	33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	19.1%
Information Technology	18.5
Health Care	11.4
Industrials	10.9
Energy	10.5
Consumer Discretionary	9.8
Consumer Staples	8.5
Materials	5.7
Telecommunication Services	2.5
Utilities	1.1
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,119.90	$5.26
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,119.70	5.26
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.8%)
Automobiles (1.0%)
Ford Motor Co.	45,595	$705,355

Hotels, Restaurants & Leisure (2.6%)
Hyatt Hotels Corp., Class A*	4,937	199,257
Marriott International, Inc., Class A	7,095	286,425
MGM Resorts International*	40,029	591,629
Starwood Hotels & Resorts Worldwide, Inc.	3,831	242,081
Wynn Resorts Ltd.	3,990	510,720

		1,830,112

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	456	126,627

Media (1.8%)
Time Warner, Inc.	6,561	379,357
Walt Disney Co.	13,103	827,454

		1,206,811

Multiline Retail (1.5%)
Macy’s, Inc.	9,675	464,400
Target Corp.	8,677	597,498

		1,061,898

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A	3,493	158,058
AutoZone, Inc.*	747	316,496
Dick’s Sporting Goods, Inc.	12,249	613,185
Home Depot, Inc.	7,429	575,525
Tiffany & Co.	2,727	198,635

		1,861,899

Total Consumer Discretionary		6,792,702

Consumer Staples (8.5%)
Beverages (2.6%)
Coca-Cola Co.	22,595	906,286
PepsiCo, Inc.	11,276	922,264

		1,828,550

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	12,321	704,515
Wal-Mart Stores, Inc.	4,566	340,121

		1,044,636

Food Products (1.6%)
Kellogg Co.	7,053	453,014
Mondelez International, Inc., Class A	22,947	654,678

		1,107,692

Household Products (2.1%)
Colgate-Palmolive Co.	13,491	772,899
Procter & Gamble Co.	9,055	697,145

		1,470,044

Tobacco (0.7%)
Altria Group, Inc.	3,956	138,420
Philip Morris International, Inc.	3,725	322,660

		461,080

Total Consumer Staples		5,912,002

Energy (10.5%)
Energy Equipment & Services (2.0%)
Halliburton Co.	11,362	$474,023
Schlumberger Ltd.	9,737	697,753
Weatherford International Ltd.*	15,534	212,816

		1,384,592

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	7,944	682,628
Cabot Oil & Gas Corp.	512	36,362
Chevron Corp.	10,157	1,201,979
EOG Resources, Inc.	4,618	608,098
EQT Corp.	2,304	182,869
Exxon Mobil Corp.	15,396	1,391,029
Hess Corp.	7,116	473,143
Marathon Petroleum Corp.	5,076	360,701
Noble Energy, Inc.	4,150	249,166
Occidental Petroleum Corp.	7,714	688,320
Range Resources Corp.	942	72,835

		5,947,130

Total Energy		7,331,722

Financials (19.1%)
Capital Markets (3.8%)
Franklin Resources, Inc.	2,246	305,501
Goldman Sachs Group, Inc.	7,854	1,187,917
Morgan Stanley	23,746	580,115
State Street Corp.	1,635	106,618
T. Rowe Price Group, Inc.	948	69,346
TD Ameritrade Holding Corp.	15,278	371,103

		2,620,600

Commercial Banks (5.1%)
Fifth Third Bancorp	25,597	462,026
PNC Financial Services Group, Inc.	5,672	413,602
Regions Financial Corp.	42,638	406,340
SunTrust Banks, Inc.	11,637	367,380
U.S. Bancorp/Minnesota	14,299	516,909
Wells Fargo & Co.	33,619	1,387,456

		3,553,713

Consumer Finance (1.5%)
Capital One Financial Corp.	16,265	1,021,605

Diversified Financial Services (4.4%)
Bank of America Corp.	43,939	565,056
Citigroup, Inc.	18,268	876,316
JPMorgan Chase & Co.	30,852	1,628,677

		3,070,049

Insurance (3.5%)
Chubb Corp.	3,077	260,468
Hartford Financial Services Group, Inc.	22,049	681,755
MetLife, Inc.	10,881	497,915
Prudential Financial, Inc.	9,189	671,073
Travelers Cos., Inc.	4,171	333,346

		2,444,557

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	35,236	594,431

Total Financials		13,304,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (11.4%)
Biotechnology (1.8%)
Gilead Sciences, Inc.*	11,738	$601,103
Medivation, Inc.*	4,173	205,312
Vertex Pharmaceuticals, Inc.*	5,474	437,208

		1,243,623

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	2,552	89,014
Covidien plc	10,430	655,421

		744,435

Health Care Providers & Services (3.2%)
Express Scripts Holding Co.*	19,412	1,197,526
HCA Holdings, Inc.	8,599	310,080
UnitedHealth Group, Inc.	11,253	736,846

		2,244,452

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	9,125	407,796
Eli Lilly and Co.	8,792	431,863
Johnson & Johnson	11,823	1,015,123
Merck & Co., Inc.	10,494	487,446
Pfizer, Inc.	49,553	1,387,980

		3,730,208

Total Health Care		7,962,718

Industrials (10.9%)
Aerospace & Defense (3.0%)
Boeing Co.	4,999	512,098
Honeywell International, Inc.	7,732	613,457
Precision Castparts Corp.	548	123,853
United Technologies Corp.	8,859	823,355

		2,072,763

Construction & Engineering (0.6%)
Fluor Corp.	7,508	445,300

Electrical Equipment (1.4%)
Eaton Corp. plc	2,365	155,641
Emerson Electric Co.	14,866	810,791

		966,432

Industrial Conglomerates (1.1%)
General Electric Co.	31,791	737,233

Machinery (1.9%)
Caterpillar, Inc.	3,218	265,453
Dover Corp.	6,352	493,296
PACCAR, Inc.	10,170	545,722

		1,304,471

Road & Rail (2.6%)
Hertz Global Holdings, Inc.*	35,290	875,192
Union Pacific Corp.	6,166	951,291

		1,826,483

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	862	217,379

Total Industrials		7,570,061

Information Technology (18.5%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	29,555	$718,482
QUALCOMM, Inc.	16,946	1,035,062

		1,753,544

Computers & Peripherals (5.4%)
Apple, Inc.	7,071	2,800,682
EMC Corp.	22,124	522,569
Hewlett-Packard Co.	6,984	173,203
NetApp, Inc.*	6,849	258,755

		3,755,209

Internet Software & Services (3.5%)
eBay, Inc.*	3,543	183,244
Google, Inc., Class A*	2,257	1,986,995
Monster Worldwide, Inc.*	59,364	291,477

		2,461,716

IT Services (1.2%)
International Business Machines Corp.	4,368	834,768

Semiconductors & Semiconductor Equipment (2.8%)
Broadcom Corp., Class A	10,705	361,401
Intel Corp.	24,750	599,445
Micron Technology, Inc.*	33,454	479,396
Texas Instruments, Inc.	13,699	477,684

		1,917,926

Software (3.1%)
Activision Blizzard, Inc.	2,337	33,326
Informatica Corp.*	8,351	292,118
Microsoft Corp.	24,855	858,243
Oracle Corp.	21,300	654,336
VMware, Inc., Class A*	4,867	326,040

		2,164,063

Total Information Technology		12,887,226

Materials (5.7%)
Chemicals (3.7%)
Celanese Corp.	9,870	442,176
Dow Chemical Co.	15,359	494,099
E.I. du Pont de Nemours & Co.	1,964	103,110
LyondellBasell Industries N.V., Class A	5,508	364,960
Monsanto Co.	7,495	740,506
Mosaic Co.	8,648	465,349

		2,610,200

Containers & Packaging (0.8%)
Rock-Tenn Co., Class A	5,295	528,864

Metals & Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	14,369	396,728
Reliance Steel & Aluminum Co.	4,395	288,136
United States Steel Corp.	9,844	172,566

		857,430

Total Materials		3,996,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	22,012	$779,225
CenturyLink, Inc.	4,795	169,503
Verizon Communications, Inc.	15,580	784,297

Total Telecommunication Services		1,733,025

Utilities (1.1%)
Electric Utilities (0.6%)
Duke Energy Corp.	2,930	197,775
NextEra Energy, Inc.	2,414	196,693

		394,468

Multi-Utilities (0.5%)
Dominion Resources, Inc.	2,560	$145,459
PG&E Corp.	4,634	211,913

		357,372

Total Utilities		751,840

Total Investments (98.0%) (Cost $50,444,484)		68,242,745
Other Assets Less Liabilities (2.0%)		1,394,935

Net Assets (100%)		$69,637,680

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,792,702	$ —	$ —	$6,792,702
Consumer Staples	5,912,002	—	—	5,912,002
Energy	7,331,722	—	—	7,331,722
Financials	13,304,955	—	—	13,304,955
Health Care	7,962,718	—	—	7,962,718
Industrials	7,570,061	—	—	7,570,061
Information Technology	12,887,226	—	—	12,887,226
Materials	3,996,494	—	—	3,996,494
Telecommunication Services	1,733,025	—	—	1,733,025
Utilities	751,840	—	—	751,840

Total Assets	$68,242,745	$—	$—	$68,242,745

Total Liabilities	$—	$—	$—	$—

Total	$68,242,745	$—	$—	$68,242,745

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,271,385
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,985,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,593,598
Aggregate gross unrealized depreciation	(2,330,317)

Net unrealized appreciation	$16,263,281

Federal income tax cost of investments	$51,979,464

The Portfolio has a net capital loss carryforward of $2,932,087, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $50,444,484)	$68,242,745
Cash	768,331
Receivable for securities sold	568,788
Dividends, interest and other receivables	226,312
Receivable from Separate Accounts for Trust shares sold	33,614
Other assets	3,415

Total assets	69,843,205

LIABILITIES
Investment management fees payable	101,385
Distribution fees payable - Class IB	41,390
Administrative fees payable	19,999
Payable to Separate Accounts for Trust shares redeemed	14,071
Distribution fees payable - Class IA	1,867
Accrued expenses	26,813

Total liabilities	205,525

NET ASSETS	$69,637,680

Net assets were comprised of:
Paid in capital	$(555,838)
Accumulated undistributed net investment income (loss)	1,295,562
Accumulated undistributed net realized gain (loss) on investments	51,099,695
Net unrealized appreciation (depreciation) on investments	17,798,261

Net assets	$69,637,680

Class IA
Net asset value, offering and redemption price per share, $8,953,033 / 638,983 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.01

Class IB
Net asset value, offering and redemption price per share, $60,684,647 / 4,326,058 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,134 foreign withholding tax)	$2,366,691
Interest	1,503

Total income	2,368,194

EXPENSES
Investment management fees	785,301
Distribution fees - Class IB	291,220
Administrative fees	137,452
Professional fees	24,802
Printing and mailing expenses	13,638
Distribution fees - Class IA	10,818
Custodian fees	4,463
Trustees’ fees	3,480
Miscellaneous	2,727

Gross expenses	1,273,901
Less: Waiver from investment advisor	(64,998)
Fees paid indirectly	(5,839)

Net expenses	1,203,064

NET INVESTMENT INCOME (LOSS)	1,165,130

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	55,718,214
Net change in unrealized appreciation (depreciation) on securities	(29,783,177)

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,935,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,100,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,165,130	$2,792,436
Net realized gain (loss) on investments	55,718,214	7,776,132
Net change in unrealized appreciation (depreciation) on investments	(29,783,177)	26,114,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,100,167	36,683,414

DIVIDENDS:
Dividends from net investment income
Class IA	—	(97,184)
Class IB	—	(2,739,335)

TOTAL DIVIDENDS	—	(2,836,519)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 69,184 and 118,905 shares, respectively ]	955,440	1,437,689
Capital shares issued in reinvestment of dividends [ 0 and 7,752 shares, respectively ]	—	97,184
Capital shares repurchased [ (77,986) and (705,078) shares, respectively ]	(1,063,146)	(8,730,940)

Total Class IA transactions	(107,706)	(7,196,067)

Class IB
Capital shares sold [ 523,735 and 1,933,913 shares, respectively ]	7,168,449	23,806,254
Capital shares issued in reinvestment of dividends [ 0 and 218,262 shares, respectively ]	—	2,739,335
Capital shares repurchased [ (2,058,432) and (5,202,267) shares, respectively ]	(28,145,721)	(63,527,740)
Capital shares repurchased in-kind (Note 9)[ (12,616,341) and 0 shares, respectively ]	(175,945,507)	—

Total Class IB transactions	(196,922,779)	(36,982,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(197,030,485)	(44,178,218)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,930,318)	(10,331,323)
NET ASSETS:
Beginning of period	239,567,998	249,899,321

End of period (a)	$69,637,680	$239,567,998

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,295,562	$130,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.51	$10.97	$12.09	$10.65	$8.53	$12.59

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.11 (e)	0.07 (e)	0.10 (e)	0.16 (e)
Net realized and unrealized gain (loss) on investments	1.43	1.56	(1.12)	1.44	2.10	(4.02)

Total from investment operations	1.50	1.69	(1.01)	1.51	2.20	(3.86)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.11)	(0.07)	(0.08)	(0.13)
Distributions from net realized gains	—	—	—	—	—	(0.07)

Total dividends and distributions	—	(0.15)	(0.11)	(0.07)	(0.08)	(0.20)

Net asset value, end of period	$14.01	$12.51	$10.97	$12.09	$10.65	$8.53

Total return (b)	11.99%	15.36%	(8.31)%	14.22%	25.86%	(30.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,953	$8,104	$13,455	$17,470	$6,803	$2,900
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	1.00%	1.00%	0.74%	0.74%	0.74%	0.74%
Before waivers and fees paid indirectly (a)	1.06%	1.06%	0.79%	0.80%	0.84%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.96%	1.06%	0.92%	0.68%	1.03%	1.46%
After waivers and fees paid indirectly (a)	0.96%	1.06%	0.92%	0.68%	1.04%	1.46%
Before waivers and fees paid indirectly (a)	0.90%	1.00%	0.88%	0.63%	0.95%	1.34%
Portfolio turnover rate	14%	15%	33%	20%	46%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.53	$10.98	$12.10	$10.66	$8.54	$12.60

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.08 (e)	0.04 (e)	0.07 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	1.43	1.57	(1.12)	1.44	2.11	(4.01)

Total from investment operations	1.50	1.70	(1.04)	1.48	2.18	(3.88)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.08)	(0.04)	(0.06)	(0.11)
Distributions from net realized gains	—	—	—	—	—	(0.07)

Total dividends and distributions	—	(0.15)	(0.08)	(0.04)	(0.06)	(0.18)

Net asset value, end of period	$14.03	$12.53	$10.98	$12.10	$10.66	$8.54

Total return (b)	11.97%	15.44%	(8.53)%	13.92%	25.51%	(30.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,685	$231,464	$236,444	$248,215	$190,644	$100,829
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	1.00%	0.99%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.06%	1.06%	1.04%	1.05%	1.09%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.96%	1.07%	0.69%	0.37%	0.79%	1.19%
After waivers and fees paid indirectly (a)	0.96%	1.07%	0.69%	0.38%	0.80%	1.19%
Before waivers and fees paid indirectly (a)	0.91%	1.01%	0.65%	0.33%	0.70%	1.07%
Portfolio turnover rate	14%	15%	33%	20%	46%	43%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Staples	22.8%
Consumer Discretionary	17.4
Industrials	14.3
Information Technology	11.5
Financials	10.7
Health Care	9.5
Materials	7.1
Energy	4.4
Telecommunication Services	1.5
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,007.60	$6.11
Hypothetical (5% average return before expenses)	1,000.00	1,018.71	6.14
Class IB
Actual	1,000.00	1,007.50	6.10
Hypothetical (5% average return before expenses)	1,000.00	1,018.71	6.14
Class K
Actual	1,000.00	1,007.60	4.86
Hypothetical (5% average return before expenses)	1,000.00	1,019.95	4.89

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.23%, 1.23% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (1.4%)
Iluka Resources Ltd.	395,558	$3,613,958
Rio Tinto Ltd.	250,586	12,001,811

		15,615,769

Brazil (3.6%)
BM&F Bovespa S.A.	1,068,500	5,880,377
Cia de Bebidas das Americas (Preference) (ADR)	132,597	4,952,498
Cia. Hering	367,000	5,182,589
Fleury S.A.	171,400	1,410,314
Itau Unibanco Holding S.A. (Preference) (ADR)	919,405	11,878,713
Lojas Renner S.A.	112,400	3,219,344
LPS Brasil Consultoria de Imoveis S.A.	437,100	3,620,054
M Dias Branco S.A.	142,400	5,385,590

		41,529,479

Canada (4.0%)
Canadian National Railway Co.	208,697	20,299,957
Dollarama, Inc.	155,282	10,868,411
Goldcorp, Inc.	136,224	3,383,257
Shoppers Drug Mart Corp.	102,610	4,733,895
Suncor Energy, Inc.	210,034	6,190,980

		45,476,500

Chile (0.5%)
Banco Santander Chile S.A. (ADR)	239,519	5,856,240

China (0.5%)
Guangzhou Automobile Group Co., Ltd., Class H	6,299,294	5,953,265

Denmark (2.1%)
Carlsberg A/S, Class B	150,142	13,441,798
Novo Nordisk A/S, Class B	66,721	10,398,048

		23,839,846

Finland (0.7%)
Kone Oyj, Class B	96,329	7,654,854

France (14.8%)
Air Liquide S.A.	96,420	11,906,668
Danone S.A.	482,763	36,232,878
Dassault Systemes S.A.	47,884	5,857,605
Essilor International S.A.	98,210	10,449,237
Legrand S.A.	110,593	5,130,498
L’Oreal S.A.	81,004	13,311,656
LVMH Moet Hennessy Louis Vuitton S.A.	203,411	32,963,856
Pernod-Ricard S.A.	195,171	21,642,036
Publicis Groupe S.A.	177,954	12,670,370
Schneider Electric S.A.	179,716	13,036,770
Technip S.A.	54,181	5,501,632

		168,703,206

Germany (8.5%)
Adidas AG	63,677	6,891,073
Bayer AG (Registered)	139,626	14,890,301
Brenntag AG	91,914	13,961,971

Fresenius Medical Care AG & Co. KGaA	182,123	$12,926,904
Linde AG	119,079	22,219,132
SAP AG	184,031	13,476,742
Symrise AG	301,668	12,215,844

		96,581,967

Hong Kong (5.0%)
AIA Group Ltd.	3,722,369	15,765,734
China Unicom Hong Kong Ltd.	9,278,756	12,322,147
Dairy Farm International Holdings Ltd. (Singapore Exchange)	467,538	5,615,131
Li & Fung Ltd.	10,562,832	14,517,672
Sands China Ltd.	1,745,802	8,227,005

		56,447,689

India (0.9%)
HDFC Bank Ltd.	943,574	10,630,590

Indonesia (0.6%)
PT Bank Rakyat Indonesia (Persero) Tbk	9,011,569	7,036,742

Ireland (2.6%)
Accenture plc, Class A	234,830	16,898,367
Experian plc	726,173	12,624,124

		29,522,491

Israel (0.9%)
NICE Systems Ltd. (ADR)	278,809	10,285,264

Italy (1.0%)
Prysmian S.p.A.	230,599	4,307,284
Saipem S.p.A.	457,941	7,445,026

		11,752,310

Japan (11.8%)
Honda Motor Co., Ltd.	725,700	26,963,143
INPEX Corp.	2,365	9,872,051
Japan Tobacco, Inc.	818,300	28,918,547
Lawson, Inc.	181,000	13,814,983
Obic Co., Ltd.	45,500	11,904,870
Santen Pharmaceutical Co., Ltd.	149,400	6,432,123
Sundrug Co., Ltd.	152,400	6,469,087
Toyota Motor Corp.	105,400	6,365,658
Unicharm Corp.	239,600	13,552,692
Yahoo! Japan Corp.	20,585	10,149,289

		134,442,443

Mexico (0.5%)
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	374,998	5,328,722

Netherlands (2.2%)
Akzo Nobel N.V.	131,268	7,401,017
Heineken N.V.	268,025	17,077,419

		24,478,436

Panama (1.4%)
Copa Holdings S.A., Class A	121,524	15,934,227

Peru (0.8%)
Credicorp Ltd.	73,583	9,415,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Russia (0.6%)
Sberbank of Russia (ADR)	620,828	$7,127,105

South Africa (0.4%)
MTN Group Ltd.	253,161	4,712,331

South Korea (1.7%)
NHN Corp.	24,289	6,178,324
Samsung Electronics Co., Ltd.	11,054	12,989,333

		19,167,657

Spain (2.0%)
Amadeus IT Holding S.A., Class A	288,317	9,215,192
Inditex S.A.	106,117	13,099,983

		22,315,175

Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	1,029,510	11,659,725

Switzerland (9.5%)
Cie Financiere Richemont S.A., Class A	132,868	11,752,815
Julius Baer Group Ltd.*	261,936	10,230,077
Kuehne + Nagel International AG (Registered)	92,028	10,103,545
Nestle S.A. (Registered)	426,384	27,965,157
Roche Holding AG	83,793	20,847,340
Schindler Holding AG	70,420	9,811,309
Sonova Holding AG (Registered)*	160,773	17,055,163

		107,765,406

Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,183,046	21,673,403

United Kingdom (17.1%)
Aberdeen Asset Management plc	1,087,121	6,329,432
Bellway plc	204,724	3,954,462
BG Group plc	1,264,361	21,509,089
Capita plc	1,005,651	14,775,403
Compass Group plc	2,129,725	27,209,324
Croda International plc	221,978	8,362,784

Diageo plc	793,644	$22,693,345
HSBC Holdings plc	905,793	9,395,681
Intertek Group plc	167,486	7,445,987
Reckitt Benckiser Group plc	330,618	23,372,628
Rolls-Royce Holdings plc*	827,091	14,265,312
Rolls-Royce Holdings plc (Preference)*†(b)	133,384,839	202,872
Standard Chartered plc	612,732	13,298,708
Weir Group plc	405,090	13,252,776
Whitbread plc	177,490	8,249,776

		194,317,579

United States (1.2%)
Mettler-Toledo International, Inc.*	69,561	13,995,673

Total Common Stocks (99.2%) (Cost $898,808,061)		1,129,219,775

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
HSBC USA, Inc. 0.05%, 7/1/13 (n)(p)	$1,060,000	1,059,999

Total Short-Term Investments (0.1%) (Cost $1,060,000)		1,059,999

Total Investments (99.3%) (Cost $899,868,061)		1,130,279,774
Other Assets Less Liabilities (0.7%)		7,733,850

Net Assets (100%)		$1,138,013,624

*	Non-income producing.
†	Securities (totaling $202,872 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,270,344	$178,818,402	$—	$198,088,746
Consumer Staples	15,071,983	244,107,357	—	259,179,340
Energy	6,190,980	44,327,798	—	50,518,778
Financials	49,106,892	72,686,964	—	121,793,856
Health Care	15,405,987	92,999,116	—	108,405,103
Industrials	36,234,184	126,369,833	202,872	162,806,889
Information Technology	48,857,034	81,431,080	—	130,288,114
Materials	3,383,257	77,721,214	—	81,104,471
Telecommunication Services	—	17,034,478	—	17,034,478
Short-Term Investments	—	1,059,999	—	1,059,999

Total Assets	$193,520,661	$936,556,241	$202,872	$1,130,279,774

Total Liabilities	$—	$—	$—	$—

Total	$193,520,661	$936,556,241	$202,872	$1,130,279,774

(a)	Securities with a market value of $24,698,269 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	25,387	—	25,387
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$25,387	$—	$25,387

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $55,000 for one month during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$225,919,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$273,642,187

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,591,750
Aggregate gross unrealized depreciation	(45,329,970)

Net unrealized appreciation	$218,261,780

Federal income tax cost of investments	$912,017,994

The Portfolio has an India capital gains tax capital loss carryforward of approximately INR 13,447,242 as of March 31, 2013, which converted to U.S. Dollars at June 30, 2013 is approximately $223,224.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $14,509,015 for Short Term losses and $8,002,194 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $899,868,061)	$1,130,279,774
Cash	2,157,600
Foreign cash (Cost $22,483)	22,483
Receivable for securities sold	8,202,033
Dividends, interest and other receivables	3,377,024
Receivable from Separate Accounts for Trust shares sold	319,185
Other assets	22,812

Total assets	1,144,380,911

LIABILITIES
Payable for securities purchased	4,707,978
Investment management fees payable	1,015,950
Payable to Separate Accounts for Trust shares redeemed	278,702
Administrative fees payable	125,949
Distribution fees payable - Class IB	98,839
Distribution fees payable - Class IA	2,679
Accrued expenses	137,190

Total liabilities	6,367,287

NET ASSETS	$1,138,013,624

Net assets were comprised of:
Paid in capital	$833,888,224
Accumulated undistributed net investment income (loss)	13,716,858
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	59,961,131
Net unrealized appreciation (depreciation) on investments and foreign currency translations	230,447,411

Net assets	$1,138,013,624

Class IA
Net asset value, offering and redemption price per share, $13,062,604 / 1,959,833 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.67

Class IB
Net asset value, offering and redemption price per share, $162,099,681 / 24,278,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.68

Class K
Net asset value, offering and redemption price per share, $962,851,339 / 144,283,400 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,233,345 foreign withholding tax)	$22,328,105
Interest	5,053

Total income	22,333,158

EXPENSES
Investment management fees	6,599,132
Administrative fees	820,327
Distribution fees - Class IB	717,921
Custodian fees	160,400
Printing and mailing expenses	88,167
Professional fees	43,388
Trustees’ fees	22,256
Distribution fees - Class IA	15,112
Miscellaneous	19,371

Total expenses	8,486,074

NET INVESTMENT INCOME (LOSS)	13,847,084

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	98,067,450
Foreign currency transactions	(208,946)

Net realized gain (loss)	97,858,504

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $106,633 on unrealized depreciation on investments)	(99,853,905)
Foreign currency translations	(48,688)

Net change in unrealized appreciation (depreciation)	(99,902,593)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,044,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,802,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,847,084	$17,001,431
Net realized gain (loss) on investments and foreign currency transactions	97,858,504	(10,744,989)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(99,902,593)	243,235,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,802,995	249,491,800

DIVIDENDS:
Dividends from net investment income
Class IA	—	(92,337)
Class IB	—	(5,130,808)
Class K	—	(11,538,865)

TOTAL DIVIDENDS	—	(16,762,010)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 612,528 and 1,244,863 shares, respectively ]	4,212,185	7,676,314
Capital shares issued in reinvestment of dividends [ 0 and 14,044 shares, respectively ]	—	92,337
Capital shares repurchased [ (190,408) and (5,754,643) shares, respectively ]	(1,325,153)	(34,567,110)

Total Class IA transactions	2,887,032	(26,798,459)

Class IB
Capital shares sold [ 7,965,758 and 14,708,265 shares, respectively ]	54,626,457	90,501,613
Capital shares issued in reinvestment of dividends [ 0 and 779,054 shares, respectively ]	—	5,130,808
Capital shares repurchased [ (9,853,402) and (12,949,630) shares, respectively ]	(68,266,183)	(79,349,102)
Capital shares repurchased in-kind (Note 9)[ (58,492,161) and 0 shares, respectively ]	(387,390,490)	—

Total Class IB transactions	(401,030,216)	16,283,319

Class K
Capital shares sold [ 1,918,633 and 48,377,794 shares, respectively ]	13,143,421	288,154,419
Capital shares issued in reinvestment of dividends [ 0 and 1,755,124 shares, respectively ]	—	11,538,865
Capital shares repurchased [ (6,837,170) and (14,895,248) shares, respectively ]	(47,088,191)	(91,978,267)

Total Class K transactions	(33,944,770)	207,715,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(432,087,954)	197,199,877

TOTAL INCREASE (DECREASE) IN NET ASSETS	(420,284,959)	429,929,667
NET ASSETS:
Beginning of period	1,558,298,583	1,128,368,916

End of period (a)	$1,138,013,624	$1,558,298,583

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,716,858	$(130,226)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,				September 26, 2008* to December 31, 2008
Class IA		2012	2011	2010	2009
Net asset value, beginning of period	$6.62	$5.58	$6.49	$5.69	$4.19	$5.43

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.09 (e)	0.10 (e)	0.07 (e)	0.09 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	1.01	(0.78)	0.80	1.48	(1.18)

Total from investment operations	0.05	1.10	(0.68)	0.87	1.57	(1.18)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.07)	(0.07)	(0.06)
Distributions from net realized gains	—	—	(0.17)	—	—	—

Total dividends and distributions	—	(0.06)	(0.23)	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$6.67	$6.62	$5.58	$6.49	$5.69	$4.19

Total return (b)	0.76%	19.74%	(10.49)%	15.28%	37.52%	(21.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,063	$10,173	$33,658	$464,770	$372,913	$22,175
Ratio of expenses to average net assets (a)	1.23%	1.23%	1.00%	0.99%	1.07%	1.12	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.63%	1.43%	1.47%	1.23%	1.74%	0.02%
Portfolio turnover rate	15%	36%	48%	52%	57%	71%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$6.63	$5.59	$6.50	$5.70	$4.20		$7.24

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.07 (e)	0.06 (e)	0.06 (e)	0.06	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	1.03	(0.76)	0.79	1.50		(2.93)

Total from investment operations	0.05	1.10	(0.70)	0.85	1.56		(2.87)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.05)	(0.06)		(0.06)
Distributions from net realized gains	—	—	(0.17)	—	—		(0.11)

Total dividends and distributions	—	(0.06)	(0.21)	(0.05)	(0.06)		(0.17)

Net asset value, end of period	$6.68	$6.63	$5.59	$6.50	$5.70		$4.20

Total return (b)	0.75%	19.71%	(10.70)%	14.96%	37.08%		(40.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,100	$561,103	$458,951	$522,003	$388,106		$242,846
Ratio of expenses to average net assets (a)	1.23%	1.23%	1.25%	1.24%	1.32	%(c)	1.37%
Ratio of net investment income (loss) to average net assets (a)	1.61%	1.11%	0.93%	1.01%	1.33%		1.05%
Portfolio turnover rate	15%	36%	48%	52%	57%		71%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$6.62	$5.58	$5.82

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.08 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	1.04	(0.06)

Total from investment operations	0.05	1.12	(0.06)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.05)
Distributions from net realized gains	—	—	(0.13)

Total dividends and distributions	—	(0.08)	(0.18)

Net asset value, end of period	$6.67	$6.62	$5.58

Total return (b)	0.76%	20.05%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$962,851	$987,023	$635,760
Ratio of expenses to average net assets (a)	0.98%	0.98%	1.00	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.82%	1.29%	0.29%
Portfolio turnover rate	15%	36%	48%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	22.7%
Industrials	16.1
Information Technology	14.9
Consumer Discretionary	13.3
Health Care	9.3
Materials	6.8
Energy	5.1
Utilities	5.0
Consumer Staples	4.1
Telecommunication Services	0.5
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,141.50	$3.87
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.65
Class IB
Actual	1,000.00	1,141.30	3.87
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.65
Class K
Actual	1,000.00	1,142.60	2.54
Hypothetical (5% average return before expenses)	1,000.00	1,022.42	2.40

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.2%)
Gentex Corp.	150,426	$3,467,319

Automobiles (0.2%)
Thor Industries, Inc.	47,121	2,317,411

Distributors (0.6%)
LKQ Corp.*	316,020	8,137,515

Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	105,600	1,871,232
DeVry, Inc.	59,700	1,851,894
Matthews International Corp., Class A	28,508	1,074,752
Regis Corp.	58,962	968,156
Service Corp. International	223,852	4,036,051
Sotheby’s, Inc.	71,558	2,712,764
Strayer Education, Inc.	12,351	603,099

		13,117,948

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	42,500	2,397,850
Bob Evans Farms, Inc.	30,119	1,414,991
Brinker International, Inc.	74,516	2,938,166
Cheesecake Factory, Inc.	51,763	2,168,352
Domino’s Pizza, Inc.	59,800	3,477,370
International Speedway Corp., Class A	25,881	814,475
Life Time Fitness, Inc.*	42,478	2,128,573
Panera Bread Co., Class A*	29,712	5,524,649
Scientific Games Corp., Class A*	54,198	609,727
Wendy’s Co.	301,117	1,755,512
WMS Industries, Inc.*	56,584	1,443,458

		24,673,123

Household Durables (2.2%)
Jarden Corp.*	107,550	4,705,313
KB Home	85,800	1,684,254
M.D.C. Holdings, Inc.	41,746	1,357,162
Mohawk Industries, Inc.*	64,341	7,237,719
NVR, Inc.*	4,928	4,543,616
Tempur Sealy International, Inc.*	62,900	2,761,310
Toll Brothers, Inc.*	159,597	5,207,650
Tupperware Brands Corp.	57,196	4,443,557

		31,940,581

Internet & Catalog Retail (0.2%)
HSN, Inc.	39,000	2,095,080

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	67,500	6,412,500

Media (1.3%)
AMC Networks, Inc., Class A*	61,380	4,014,866
Cinemark Holdings, Inc.	107,900	3,012,568
DreamWorks Animation SKG, Inc., Class A*	77,002	1,975,871
John Wiley & Sons, Inc., Class A	50,116	2,009,151

Lamar Advertising Co., Class A*	58,311	$2,530,697
Meredith Corp.	37,100	1,769,670
New York Times Co., Class A*	131,400	1,453,284
Scholastic Corp.	27,028	791,650
Valassis Communications, Inc.	40,500	995,895

		18,553,652

Multiline Retail (0.2%)
Big Lots, Inc.*	61,900	1,951,707
Saks, Inc.*	106,029	1,446,236

		3,397,943

Specialty Retail (4.3%)
Aaron’s, Inc.	75,580	2,116,996
Advance Auto Parts, Inc.	78,051	6,335,400
Aeropostale, Inc.*	80,442	1,110,100
American Eagle Outfitters, Inc.	189,185	3,454,518
ANN, Inc.*	49,891	1,656,381
Ascena Retail Group, Inc.*	132,300	2,308,635
Barnes & Noble, Inc.*	38,219	609,975
Cabela’s, Inc.*	48,800	3,160,288
Chico’s FAS, Inc.	175,900	3,000,854
CST Brands, Inc.*	64,000	1,971,840
Dick’s Sporting Goods, Inc.	105,913	5,302,005
Foot Locker, Inc.	159,878	5,616,514
Guess?, Inc.	65,504	2,032,589
Office Depot, Inc.*	293,900	1,137,393
Rent-A-Center, Inc.	60,984	2,289,949
Signet Jewelers Ltd.	86,100	5,805,723
Tractor Supply Co.	73,300	8,620,813
Williams-Sonoma, Inc.	90,679	5,068,049

		61,598,022

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	53,600	3,970,152
Deckers Outdoor Corp.*	36,200	1,828,462
Hanesbrands, Inc.	104,565	5,376,733
Under Armour, Inc., Class A*	81,506	4,866,723

		16,042,070

Total Consumer Discretionary		191,753,164

Consumer Staples (4.1%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	52,695	2,469,288
SUPERVALU, Inc.*	212,700	1,322,994
United Natural Foods, Inc.*	52,390	2,828,536

		6,620,818

Food Products (2.5%)
Dean Foods Co.*	195,200	1,955,904
Flowers Foods, Inc.	180,635	3,982,991
Green Mountain Coffee Roasters, Inc.*	130,700	9,810,342
Hillshire Brands Co.	130,190	4,306,685
Ingredion, Inc.	81,989	5,380,118
Lancaster Colony Corp.	20,755	1,618,683
Post Holdings, Inc.*	35,255	1,539,233
Smithfield Foods, Inc.*	131,637	4,311,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Tootsie Roll Industries, Inc.	22,003	$699,255
WhiteWave Foods Co., Class A*	146,162	2,375,133

		35,979,456

Household Products (1.1%)
Church & Dwight Co., Inc.	146,098	9,015,708
Energizer Holdings, Inc.	65,777	6,611,246

		15,626,954

Tobacco (0.1%)
Universal Corp.	25,024	1,447,638

Total Consumer Staples		59,674,866

Energy (5.1%)
Energy Equipment & Services (2.9%)
Atwood Oceanics, Inc.*	60,100	3,128,205
CARBO Ceramics, Inc.	21,200	1,429,516
Dresser-Rand Group, Inc.*	80,800	4,846,384
Dril-Quip, Inc.*	38,690	3,493,320
Helix Energy Solutions Group, Inc.*	104,809	2,414,799
Oceaneering International, Inc.	114,568	8,271,810
Oil States International, Inc.*	57,700	5,345,328
Patterson-UTI Energy, Inc.	153,319	2,967,489
Superior Energy Services, Inc.*	168,827	4,379,373
Tidewater, Inc.	52,493	2,990,526
Unit Corp.*	46,666	1,987,038

		41,253,788

Oil, Gas & Consumable Fuels (2.2%)
Alpha Natural Resources, Inc.*	227,800	1,193,672
Arch Coal, Inc.	216,424	818,083
Bill Barrett Corp.*	49,974	1,010,474
Cimarex Energy Co.	91,839	5,968,617
Energen Corp.	75,795	3,961,047
HollyFrontier Corp.	214,804	9,189,315
Rosetta Resources, Inc.*	63,360	2,694,067
SM Energy Co.	70,500	4,228,590
World Fuel Services Corp.	76,200	3,046,476

		32,110,341

Total Energy		73,364,129

Financials (22.7%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	55,608	9,116,376
Apollo Investment Corp.	236,895	1,833,567
Eaton Vance Corp.	126,605	4,759,082
Federated Investors, Inc., Class B	99,500	2,727,295
Greenhill & Co., Inc.	27,100	1,239,554
Janus Capital Group, Inc.	203,770	1,734,083
Raymond James Financial, Inc.	118,746	5,103,703
SEI Investments Co.	141,289	4,016,846
Waddell & Reed Financial, Inc., Class A	90,709	3,945,841

		34,476,347

Commercial Banks (4.4%)
Associated Banc-Corp	177,000	2,752,350
BancorpSouth, Inc.	89,215	1,579,105

Bank of Hawaii Corp.	47,792	$2,404,893
Cathay General Bancorp	78,538	1,598,248
City National Corp./California	49,907	3,162,607
Commerce Bancshares, Inc./Missouri	81,792	3,562,860
Cullen/Frost Bankers, Inc.	64,526	4,308,401
East West Bancorp, Inc.	147,700	4,061,750
First Horizon National Corp.	254,800	2,853,760
First Niagara Financial Group, Inc.	370,374	3,729,666
FirstMerit Corp.	173,698	3,479,171
Fulton Financial Corp.	211,931	2,432,968
Hancock Holding Co.	90,330	2,716,223
International Bancshares Corp.	58,760	1,326,801
Prosperity Bancshares, Inc.	50,060	2,592,607
Signature Bank/New York*	48,700	4,043,074
SVB Financial Group*	47,491	3,956,950
Synovus Financial Corp.	839,203	2,450,473
TCF Financial Corp.	173,582	2,461,393
Trustmark Corp.	70,163	1,724,607
Valley National Bancorp	212,625	2,013,559
Webster Financial Corp.	95,211	2,445,018
Westamerica Bancorp	28,112	1,284,437

		62,940,921

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	92,000	4,290,880
MSCI, Inc.*	127,370	4,237,600

		8,528,480

Insurance (4.8%)
Alleghany Corp.*	17,820	6,830,584
American Financial Group, Inc./Ohio	78,579	3,843,299
Arthur J. Gallagher & Co.	132,286	5,779,575
Aspen Insurance Holdings Ltd.	73,600	2,729,824
Brown & Brown, Inc.	124,303	4,007,529
Everest Reinsurance Group Ltd.	52,804	6,772,641
Fidelity National Financial, Inc., Class A	225,784	5,375,917
First American Financial Corp.	113,055	2,491,732
Hanover Insurance Group, Inc.	47,559	2,327,062
HCC Insurance Holdings, Inc.	105,808	4,561,383
Kemper Corp.	56,495	1,934,954
Mercury General Corp.	38,888	1,709,517
Old Republic International Corp.	256,028	3,295,080
Primerica, Inc.	48,000	1,797,120
Protective Life Corp.	83,220	3,196,480
Reinsurance Group of America, Inc.	78,672	5,437,022
StanCorp Financial Group, Inc.	47,404	2,342,232
W. R. Berkley Corp.	117,269	4,791,611

		69,223,562

Real Estate Investment Trusts (REITs) (9.4%)
Alexandria Real Estate Equities, Inc. (REIT)	74,415	4,890,554
American Campus Communities, Inc. (REIT)	111,500	4,533,590
BioMed Realty Trust, Inc. (REIT)	193,100	3,906,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

BRE Properties, Inc. (REIT)	80,747	$4,038,965
Camden Property Trust (REIT)	89,575	6,193,216
Corporate Office Properties Trust/Maryland (REIT)	89,102	2,272,101
Corrections Corp. of America (REIT)	122,790	4,158,897
Duke Realty Corp. (REIT)	342,204	5,334,960
Equity One, Inc. (REIT)	63,739	1,442,414
Essex Property Trust, Inc. (REIT)	40,302	6,404,794
Extra Space Storage, Inc. (REIT)	109,700	4,599,721
Federal Realty Investment Trust (REIT)	68,812	7,134,428
Highwoods Properties, Inc. (REIT)	84,666	3,014,956
Home Properties, Inc. (REIT)	54,900	3,588,813
Hospitality Properties Trust (REIT)	144,398	3,794,780
Kilroy Realty Corp. (REIT)	78,600	4,166,586
Liberty Property Trust (REIT)	127,308	4,705,304
Mack-Cali Realty Corp. (REIT)	88,292	2,162,271
National Retail Properties, Inc. (REIT)	123,400	4,244,960
Omega Healthcare Investors, Inc. (REIT)	119,691	3,712,815
Potlatch Corp. (REIT)	43,087	1,742,438
Rayonier, Inc. (REIT)	132,090	7,316,465
Realty Income Corp. (REIT)	204,723	8,581,988
Regency Centers Corp. (REIT)	94,999	4,826,899
Senior Housing Properties Trust (REIT)	199,500	5,173,035
SL Green Realty Corp. (REIT)	96,609	8,519,948
Taubman Centers, Inc. (REIT)	67,200	5,050,080
UDR, Inc. (REIT)	265,127	6,758,087
Weingarten Realty Investors (REIT)	117,674	3,620,829

		135,890,307

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.*	45,644	1,814,349
Jones Lang LaSalle, Inc.	46,188	4,209,574

		6,023,923

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	85,789	924,806
New York Community Bancorp, Inc.	466,908	6,536,712
Washington Federal, Inc.	109,133	2,060,431

		9,521,949

Total Financials		326,605,489

Health Care (9.3%)
Biotechnology (1.5%)
United Therapeutics Corp.*	49,704	3,271,517
Vertex Pharmaceuticals, Inc.*	234,001	18,689,660

		21,961,177

Health Care Equipment & Supplies (2.4%)
Cooper Cos., Inc.	50,800	6,047,740
Hill-Rom Holdings, Inc.	64,414	2,169,463

Hologic, Inc.*	283,860	$5,478,498
IDEXX Laboratories, Inc.*	58,131	5,219,001
Masimo Corp.	56,375	1,195,150
ResMed, Inc.	151,976	6,858,677
STERIS Corp.	61,720	2,646,554
Teleflex, Inc.	43,057	3,336,487
Thoratec Corp.*	60,515	1,894,725

		34,846,295

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.	96,942	4,544,641
Health Management Associates, Inc., Class A*	271,539	4,268,593
Health Net, Inc.*	83,569	2,659,166
Henry Schein, Inc.*	92,660	8,872,195
LifePoint Hospitals, Inc.*	49,529	2,418,996
MEDNAX, Inc.*	53,200	4,872,056
Omnicare, Inc.	111,356	5,312,795
Owens & Minor, Inc.	67,616	2,287,449
Universal Health Services, Inc., Class B	94,534	6,329,997
VCA Antech, Inc.*	94,179	2,457,130
WellCare Health Plans, Inc.*	45,508	2,527,969

		46,550,987

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	181,500	2,348,610
HMS Holdings Corp.*	91,200	2,124,960

		4,473,570

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	21,423	2,403,661
Charles River Laboratories International, Inc.*	51,550	2,115,096
Covance, Inc.*	58,386	4,445,510
Mettler-Toledo International, Inc.*	32,214	6,481,457
Techne Corp.	36,995	2,555,615

		18,001,339

Pharmaceuticals (0.5%)
Endo Health Solutions, Inc.*	121,441	4,467,814
Mallinckrodt plc*	62,000	2,816,660

		7,284,474

Total Health Care		133,117,842

Industrials (16.1%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	34,571	2,846,231
B/E Aerospace, Inc.*	111,329	7,022,633
Esterline Technologies Corp.*	32,990	2,384,847
Exelis, Inc.	199,300	2,748,347
Huntington Ingalls Industries, Inc.	52,400	2,959,552
Triumph Group, Inc.	54,500	4,313,675

		22,275,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	111,300	$1,833,111

Airlines (0.4%)
Alaska Air Group, Inc.*	73,984	3,847,168
JetBlue Airways Corp.*	237,356	1,495,343

		5,342,511

Building Products (0.7%)
Fortune Brands Home & Security, Inc.	174,500	6,760,130
Lennox International, Inc.	48,266	3,115,087

		9,875,217

Commercial Services & Supplies (1.7%)
Brink’s Co.	51,434	1,312,081
Clean Harbors, Inc.*	56,116	2,835,542
Copart, Inc.*	111,318	3,428,595
Deluxe Corp.	54,209	1,878,342
Herman Miller, Inc.	62,618	1,695,069
HNI Corp.	46,448	1,675,379
Mine Safety Appliances Co.	33,314	1,550,767
R.R. Donnelley & Sons Co.	192,020	2,690,200
Rollins, Inc.	70,629	1,829,291
Waste Connections, Inc.	131,188	5,397,074

		24,292,340

Construction & Engineering (0.9%)
AECOM Technology Corp.*	110,131	3,501,064
Granite Construction, Inc.	36,693	1,091,984
KBR, Inc.	155,244	5,045,430
URS Corp.	81,421	3,844,700

		13,483,178

Electrical Equipment (1.7%)
Acuity Brands, Inc.	45,000	3,398,400
AMETEK, Inc.	257,386	10,887,428
General Cable Corp.	53,300	1,638,975
Hubbell, Inc., Class B	56,114	5,555,286
Regal-Beloit Corp.	47,900	3,105,836

		24,585,925

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	67,235	4,189,413

Machinery (5.3%)
AGCO Corp.	102,942	5,166,659
CLARCOR, Inc.	52,900	2,761,909
Crane Co.	50,710	3,038,543
Donaldson Co., Inc.	143,526	5,118,137
Gardner Denver, Inc.	51,600	3,879,288
Graco, Inc.	63,875	4,037,539
Harsco Corp.	86,122	1,997,169
IDEX Corp.	87,800	4,724,518
ITT Corp.	98,080	2,884,533
Kennametal, Inc.	84,303	3,273,486
Lincoln Electric Holdings, Inc.	88,294	5,056,597
Nordson Corp.	59,506	4,124,361
Oshkosh Corp.*	91,721	3,482,646
SPX Corp.	49,366	3,553,365
Terex Corp.*	116,584	3,066,159
Timken Co.	84,793	4,772,150
Trinity Industries, Inc.	83,070	3,193,211

Valmont Industries, Inc.	24,723	$3,537,614
Wabtec Corp.	101,326	5,413,848
Woodward, Inc.	64,365	2,574,600

		75,656,332

Marine (0.4%)
Kirby Corp.*	60,048	4,776,218
Matson, Inc.	46,144	1,153,600

		5,929,818

Professional Services (0.9%)
Corporate Executive Board Co.	35,656	2,254,172
FTI Consulting, Inc.*	43,102	1,417,625
Manpowergroup, Inc.	80,616	4,417,757
Towers Watson & Co., Class A	59,767	4,897,308

		12,986,862

Road & Rail (1.2%)
Con-way, Inc.	59,683	2,325,250
Genesee & Wyoming, Inc., Class A*	52,600	4,462,584
J.B. Hunt Transport Services, Inc.	96,142	6,945,298
Landstar System, Inc.	49,179	2,532,718
Werner Enterprises, Inc.	48,263	1,166,517

		17,432,367

Trading Companies & Distributors (1.0%)
GATX Corp.	49,912	2,367,326
MSC Industrial Direct Co., Inc., Class A	49,069	3,800,885
United Rentals, Inc.*	98,608	4,921,525
Watsco, Inc.	31,610	2,653,975

		13,743,711

Total Industrials		231,626,070

Information Technology (14.9%)
Communications Equipment (0.9%)
ADTRAN, Inc.	64,373	1,584,220
Ciena Corp.*	107,700	2,091,534
InterDigital, Inc.	43,950	1,962,368
Plantronics, Inc.	45,470	1,997,042
Polycom, Inc.*	189,358	1,995,833
Riverbed Technology, Inc.*	174,700	2,718,332

		12,349,329

Computers & Peripherals (1.0%)
3D Systems Corp.*	97,000	4,258,300
Diebold, Inc.	67,483	2,273,502
Lexmark International, Inc., Class A	66,500	2,032,905
NCR Corp.*	172,098	5,677,513

		14,242,220

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	111,225	4,432,316
Avnet, Inc.*	145,796	4,898,746
Ingram Micro, Inc., Class A*	158,399	3,007,997
Itron, Inc.*	42,042	1,783,842
National Instruments Corp.	100,340	2,803,500
Tech Data Corp.*	40,331	1,899,187
Trimble Navigation Ltd.*	270,428	7,033,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Vishay Intertechnology, Inc.*	141,593	$1,966,727

		27,826,147

Internet Software & Services (1.3%)
AOL, Inc.*	81,100	2,958,528
Equinix, Inc.*	51,672	9,544,852
Monster Worldwide, Inc.*	124,200	609,822
Rackspace Hosting, Inc.*	117,600	4,455,864
ValueClick, Inc.*	75,100	1,853,468

		19,422,534

IT Services (3.2%)
Acxiom Corp.*	76,671	1,738,898
Alliance Data Systems Corp.*	52,009	9,415,189
Broadridge Financial Solutions, Inc.	128,451	3,414,228
Convergys Corp.	112,200	1,955,646
CoreLogic, Inc.*	102,955	2,385,467
DST Systems, Inc.	31,767	2,075,338
Gartner, Inc.*	99,285	5,658,252
Global Payments, Inc.	82,905	3,840,160
Jack Henry & Associates, Inc.	90,438	4,262,343
Lender Processing Services, Inc.	89,795	2,904,868
ManTech International Corp., Class A	24,338	635,709
NeuStar, Inc., Class A*	69,806	3,398,156
VeriFone Systems, Inc.*	114,880	1,931,133
WEX, Inc.*	40,900	3,137,030

		46,752,417

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	53,853	2,339,374

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp.*	463,653	3,407,850
Cree, Inc.*	123,862	7,909,827
Cypress Semiconductor Corp.*	142,700	1,531,171
Fairchild Semiconductor International, Inc.*	135,714	1,872,853
Integrated Device Technology, Inc.*	156,041	1,238,966
International Rectifier Corp.*	71,940	1,506,424
Intersil Corp., Class A	132,642	1,037,260
RF Micro Devices, Inc.*	299,520	1,602,432
Semtech Corp.*	70,140	2,457,004
Silicon Laboratories, Inc.*	41,393	1,714,084
Skyworks Solutions, Inc.*	203,290	4,450,018
SunEdison, Inc.*	247,870	2,025,098

		30,752,987

Software (4.3%)
ACI Worldwide, Inc.*	42,256	1,964,059
Advent Software, Inc.*	34,442	1,207,537
ANSYS, Inc.*	98,208	7,179,005
Cadence Design Systems, Inc.*	298,440	4,321,411
CommVault Systems, Inc.*	45,100	3,422,639
Compuware Corp.	225,880	2,337,858
Concur Technologies, Inc.*	47,900	3,898,102
FactSet Research Systems, Inc.	42,642	4,346,925
Fair Isaac Corp.	36,884	1,690,394
Informatica Corp.*	114,305	3,998,389
Mentor Graphics Corp.	101,047	1,975,469

MICROS Systems, Inc.*	83,368	$3,597,329
PTC, Inc.*	127,008	3,115,506
Rovi Corp.*	109,544	2,501,985
SolarWinds, Inc.*	64,600	2,507,126
Solera Holdings, Inc.	72,300	4,023,495
Synopsys, Inc.*	163,034	5,828,465
TIBCO Software, Inc.*	163,500	3,498,900

		61,414,594

Total Information Technology		215,099,602

Materials (6.8%)
Chemicals (2.8%)
Albemarle Corp.	94,468	5,884,412
Ashland, Inc.	77,829	6,498,721
Cabot Corp.	63,814	2,387,920
Cytec Industries, Inc.	44,299	3,244,902
Intrepid Potash, Inc.	55,100	1,049,655
Minerals Technologies, Inc.	36,908	1,525,777
NewMarket Corp.	11,400	2,993,184
Olin Corp.	85,547	2,046,284
RPM International, Inc.	140,966	4,502,454
Scotts Miracle-Gro Co., Class A	41,455	2,002,691
Sensient Technologies Corp.	53,318	2,157,779
Valspar Corp.	86,331	5,583,026

		39,876,805

Construction Materials (0.6%)
Eagle Materials, Inc.	49,740	3,296,270
Martin Marietta Materials, Inc.	48,648	4,787,936

		8,084,206

Containers & Packaging (1.7%)
AptarGroup, Inc.	69,780	3,852,554
Greif, Inc., Class A	31,690	1,669,112
Packaging Corp. of America	104,515	5,117,055
Rock-Tenn Co., Class A	76,100	7,600,868
Silgan Holdings, Inc.	48,173	2,262,204
Sonoco Products Co.	106,018	3,665,042

		24,166,835

Metals & Mining (1.4%)
Carpenter Technology Corp.	47,178	2,126,312
Commercial Metals Co.	124,445	1,838,053
Compass Minerals International, Inc.	35,000	2,958,550
Reliance Steel & Aluminum Co.	81,099	5,316,850
Royal Gold, Inc.	68,300	2,874,064
Steel Dynamics, Inc.	231,185	3,446,968
Worthington Industries, Inc.	56,819	1,801,731

		20,362,528

Paper & Forest Products (0.3%)
Domtar Corp.	37,200	2,473,800
Louisiana-Pacific Corp.*	146,692	2,169,575

		4,643,375

Total Materials		97,133,749

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	161,050	4,531,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	104,685	$2,580,485

Total Telecommunication Services		7,112,432

Utilities (5.0%)
Electric Utilities (2.2%)
Cleco Corp.	63,972	2,970,220
Great Plains Energy, Inc.	161,186	3,633,132
Hawaiian Electric Industries, Inc.	103,193	2,611,815
IDACORP, Inc.	53,362	2,548,569
NV Energy, Inc.	247,080	5,796,497
OGE Energy Corp.	104,979	7,159,568
PNM Resources, Inc.	85,089	1,888,125
Westar Energy, Inc.	132,959	4,249,370

		30,857,296

Gas Utilities (1.4%)
Atmos Energy Corp.	94,900	3,896,594
National Fuel Gas Co.	88,603	5,134,544
Questar Corp.	186,500	4,448,025
UGI Corp.	120,460	4,711,190
WGL Holdings, Inc.	55,017	2,377,835

		20,568,188

Multi-Utilities (1.1%)
Alliant Energy Corp.	117,995	5,949,308
Black Hills Corp.	47,129	2,297,539
MDU Resources Group, Inc.	198,515	5,143,523
Vectren Corp.	86,699	2,933,027

		16,323,397

Water Utilities (0.3%)
Aqua America, Inc.	149,466	$4,676,791

Total Utilities		72,425,672

Total Common Stocks (97.8%) (Cost $806,010,593)		1,407,913,015

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills 0.02%, 9/12/13#(p)	$1,655,000	1,654,916

Total Government Securities		1,654,916

Total Short-Term Investments (0.1%) (Cost $1,654,883)		1,654,916

Total Investments (97.9%) (Cost $807,665,476)		1,409,567,931
Other Assets Less Liabilities (2.1%)		29,851,365

Net Assets (100%)		$1,439,419,296

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,654,916.
(p)	Yield to maturity.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	303	September-13	$34,837,846	$35,084,370	$246,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$191,753,164	$—	$—	$191,753,164
Consumer Staples	59,674,866	—	—	59,674,866
Energy	73,364,129	—	—	73,364,129
Financials	326,605,489	—	—	326,605,489
Health Care	133,117,842	—	—	133,117,842
Industrials	228,741,537	2,884,533	—	231,626,070
Information Technology	215,099,602	—	—	215,099,602
Materials	95,464,637	1,669,112	—	97,133,749
Telecommunication Services	7,112,432	—	—	7,112,432
Utilities	72,425,672	—	—	72,425,672
Futures	246,524	—	—	246,524
Short-Term Investments	—	1,654,916	—	1,654,916

Total Assets	$1,403,605,894	$6,208,561	$—	$1,409,814,455

Total Liabilities	$—	$—	$—	$—

Total	$1,403,605,894	$6,208,561	$—	$1,409,814,455

(a)	Securities with a market value of $4,553,645 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	246,524	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$246,524

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,400,807	—	—	4,400,807
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,400,807	$—	$—	$4,400,807

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(25,494)	—	—	(25,494)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(25,494)	$—	$—	$(25,494)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional value of approximately $34,027,000 during the six months ended June 30, 2013

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(87,870)	$87,870	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,842,854
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,950,939

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628,364,985
Aggregate gross unrealized depreciation	(30,351,808)

Net unrealized appreciation	$598,013,177

Federal income tax cost of investments	$811,554,754

The Portfolio has a net capital loss carryforward of $444,553,142 of which $129,223,311 expires in the year 2016 and $315,329,831 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $807,665,476)	$1,409,567,931
Cash	32,919,592
Dividends, interest and other receivables	1,291,448
Receivable for securities sold	1,212,608
Receivable from Separate Accounts for Trust shares sold	628,994
Other assets	18,902

Total assets	1,445,639,475

LIABILITIES
Payable for securities purchased	4,687,433
Payable to Separate Accounts for Trust shares redeemed	548,602
Investment management fees payable	414,642
Distribution fees payable - Class IB	273,129
Administrative fees payable	122,517
Due to broker for futures variation margin	87,870
Distribution fees payable - Class IA	10,930
Trustees’ fees payable	1,416
Accrued expenses	73,640

Total liabilities	6,220,179

NET ASSETS	$1,439,419,296

Net assets were comprised of:
Paid in capital	$1,229,722,006
Accumulated undistributed net investment income (loss)	5,410,815
Accumulated undistributed net realized gain (loss) on investments and futures	(397,862,504)
Net unrealized appreciation (depreciation) on investments and futures	602,148,979

Net assets	$1,439,419,296

Class IA
Net asset value, offering and redemption price per share, $53,381,135 / 4,938,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class IB
Net asset value, offering and redemption price per share, $1,327,420,278 / 124,499,126 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.66

Class K
Net asset value, offering and redemption price per share, $58,617,883 / 5,416,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.82

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$10,333,408
Interest	16,669

Total income	10,350,077

EXPENSES
Investment management fees	2,419,292
Distribution fees - Class IB	1,594,409
Administrative fees	716,135
Printing and mailing expenses	75,147
Distribution fees - Class IA	63,528
Professional fees	36,638
Custodian fees	28,731
Trustees’ fees	18,684
Miscellaneous	16,831

Gross expenses	4,969,395
Less: Fees paid indirectly	(4,645)

Net expenses	4,964,750

NET INVESTMENT INCOME (LOSS)	5,385,327

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	46,476,615
Futures	4,400,807

Net realized gain (loss)	50,877,422

Change in unrealized appreciation (depreciation) on:
Securities	122,104,915
Futures	(25,494)

Net change in unrealized appreciation (depreciation)	122,079,421

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,956,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,342,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,385,327	$8,223,888
Net realized gain (loss) on investments and futures	50,877,422	62,920,029
Net change in unrealized appreciation (depreciation) on investments and futures	122,079,421	118,864,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,342,170	190,008,795

DIVIDENDS:
Dividends from net investment income
Class IA	—	(430,737)
Class IB	—	(11,105,701)
Class K	—	(604,322)

TOTAL DIVIDENDS	—	(12,140,760)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 573,493 and 647,697 shares, respectively ]	5,998,233	5,863,116
Capital shares issued in reinvestment of dividends [ 0 and 45,427 shares, respectively ]	—	430,737
Capital shares repurchased [ (407,588) and (877,625) shares, respectively ]	(4,297,248)	(7,918,761)

Total Class IA transactions	1,700,985	(1,624,908)

Class IB
Capital shares sold [ 7,984,387 and 10,575,316 shares, respectively ]	83,205,916	94,355,041
Capital shares issued in reinvestment of dividends [ 0 and 1,187,426 shares, respectively ]	—	11,105,701
Capital shares repurchased [ (7,956,042) and (18,006,496) shares, respectively ]	(82,524,601)	(160,369,155)

Total Class IB transactions	681,315	(54,908,413)

Class K
Capital shares sold [ 501,660 and 481,951 shares, respectively ]	5,243,922	4,236,790
Capital shares issued in reinvestment of dividends [ 0 and 63,741 shares, respectively ]	—	604,322
Capital shares repurchased [ (382,657) and (555,247) shares, respectively ]	(3,988,290)	(5,024,654)

Total Class K transactions	1,255,632	(183,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,637,932	(56,716,863)

TOTAL INCREASE (DECREASE) IN NET ASSETS	181,980,102	121,151,172
NET ASSETS:
Beginning of period	1,257,439,194	1,136,288,022

End of period (a)	$1,439,419,296	$1,257,439,194

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,410,815	$25,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.47	$8.16	$8.42	$6.74	$5.00	$10.09

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.07 (e)	0.07 (e)	0.07 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.30	1.34	(0.26)	1.69	1.75	(5.02)

Total from investment operations	1.34	1.40	(0.19)	1.76	1.82	(4.92)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.08)	(0.08)	(0.08)
Distributions from net realized gains	—	—	—	—	—	(0.09)

Total dividends and distributions	—	(0.09)	(0.07)	(0.08)	(0.08)	(0.17)

Net asset value, end of period	$10.81	$9.47	$8.16	$8.42	$6.74	$5.00

Total return (b)	14.15%	17.17%	(2.17)%	26.09%	36.43%	(49.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,381	$45,174	$40,464	$87,621	$128,836	$39,101
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.48%	0.48%	0.51%	0.76%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.48%	0.48%	0.50%	0.58%
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.48%	0.48%	0.51%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.77%	0.67%	0.87%	0.95%	1.21%	1.07%
After waivers and fees paid indirectly (a)	0.77%	0.67%	0.87%	0.95%	1.21%	1.25%
Before waivers and fees paid indirectly (a)	0.77%	0.67%	0.87%	0.95%	1.20%	1.01%
Portfolio turnover rate	7%	8%	14%	11%	16%	239%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.34	$8.05	$8.31	$6.65	$4.93	$9.96

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.05 (e)	0.05 (e)	0.06 (e)	0.07	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.28	1.32	(0.26)	1.67	1.72	(4.94)

Total from investment operations	1.32	1.38	(0.21)	1.72	1.78	(4.87)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.05)	(0.06)	(0.06)	(0.07)
Distributions from net realized gains	—	—	—	—	—	(0.09)

Total dividends and distributions	—	(0.09)	(0.05)	(0.06)	(0.06)	(0.16)

Net asset value, end of period	$10.66	$9.34	$8.05	$8.31	$6.65	$4.93

Total return (b)	14.13%	17.14%	(2.45)%	25.81%	36.18%	(49.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,327,420	$1,162,125	$1,052,505	$1,201,887	$1,047,011	$788,812
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.73%	0.73%	0.75%	1.01%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.72%	0.74%	0.83	%(c)
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.73%	0.76%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.77%	0.66%	0.65%	0.72%	1.07%	0.76%
After waivers and fees paid indirectly (a)	0.77%	0.66%	0.65%	0.72%	1.08%	0.93%
Before waivers and fees paid indirectly (a)	0.77%	0.66%	0.65%	0.72%	1.06%	0.71%
Portfolio turnover rate	7%	8%	14%	11%	16%	239%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.47	$8.16	$7.60

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	1.30	1.35	0.60

Total from investment operations	1.35	1.43	0.63

Less distributions:
Dividends from net investment income	—	(0.12)	(0.07)

Net asset value, end of period	$10.82	$9.47	$8.16

Total return (b)	14.26%	17.47%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,618	$50,140	$43,319
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.48%	0.48	%(c)
After waivers and fees paid indirectly (a)	0.48%	0.48%	0.48	%(c)
Before waivers and fees paid indirectly (a)	0.48%	0.48%	0.48	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.02%	0.92%	1.21%
After waivers and fees paid indirectly (a)	1.02%	0.92%	1.21%
Before waivers and fees paid indirectly (a)	1.02%	0.92%	1.21%
Portfolio turnover rate	7%	8%	14%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	21.3%
Investment Companies	11.1
Industrials	9.6
Information Technology	8.5
Utilities	6.9
Consumer Discretionary	6.1
Health Care	5.9
Energy	4.9
Materials	4.3
Consumer Staples	2.4
Telecommunication Services	0.2
Cash and Other	18.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,148.70	$5.24
Hypothetical (5% average return before expenses)	1,000.00	1,019.92	4.92
Class IB
Actual	1,000.00	1,149.00	5.24
Hypothetical (5% average return before expenses)	1,000.00	1,019.92	4.92
Class K
Actual	1,000.00	1,149.60	3.91
Hypothetical (5% average return before expenses)	1,000.00	1,021.16	3.67

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.1%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	9,154	$211,274
Gentex Corp.	19,003	438,019
Lear Corp.	25,666	1,551,767
TRW Automotive Holdings Corp.*	33,571	2,230,457

		4,431,517

Distributors (0.0%)
Genuine Parts Co.	2,648	206,729

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	30,433	539,273
DeVry, Inc.	19,631	608,954
Service Corp. International	14,687	264,806
Weight Watchers International, Inc.	3,873	178,158

		1,591,191

Hotels, Restaurants & Leisure (0.5%)
Choice Hotels International, Inc.	8,309	329,784
Darden Restaurants, Inc.	14,166	715,100
Hyatt Hotels Corp., Class A*	14,035	566,452
Marriott International, Inc., Class A	8,642	348,877
MGM Resorts International*	115,838	1,712,086
Norwegian Cruise Line Holdings Ltd.*	441	13,367
Penn National Gaming, Inc.*	21,199	1,120,579
Royal Caribbean Cruises Ltd.	50,920	1,697,673
Starwood Hotels & Resorts Worldwide, Inc.	34,921	2,206,658
Wendy’s Co.	88,272	514,626

		9,225,202

Household Durables (2.1%)
D.R. Horton, Inc.	88,048	1,873,661
Garmin Ltd.	38,332	1,386,085
Harman International Industries, Inc.	58,220	3,155,524
Leggett & Platt, Inc.	44,713	1,390,127
Lennar Corp., Class A	178,265	6,424,671
Mohawk Industries, Inc.*	18,889	2,124,824
Newell Rubbermaid, Inc.	396,255	10,401,694
NVR, Inc.*	261	240,642
Taylor Morrison Home Corp., Class A*	1,332	32,474
Toll Brothers, Inc.*	274,519	8,957,555
Whirlpool Corp.	22,982	2,628,221

		38,615,478

Internet & Catalog Retail (0.2%)
Liberty Interactive Corp.*	151,806	3,493,056

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	5,348	239,751
Mattel, Inc.	62,100	2,813,751

		3,053,502

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	22,949	$588,871
Gannett Co., Inc.	71,461	1,747,936
Interpublic Group of Cos., Inc.	73,036	1,062,674
John Wiley & Sons, Inc., Class A	14,143	566,993
Liberty Media Corp., Class A*	31,546	3,998,771
Regal Entertainment Group, Class A	20,148	360,649
Starz, Class A*	4,216	93,174
Washington Post Co., Class B	1,351	653,573

		9,072,641

Multiline Retail (0.4%)
Big Lots, Inc.*	13,367	421,462
Dillard’s, Inc., Class A	2,795	229,106
Family Dollar Stores, Inc.	25,300	1,576,443
J.C. Penney Co., Inc.*	53,154	907,870
Kohl’s Corp.	69,371	3,503,929
Macy’s, Inc.	26,937	1,292,976
Sears Holdings Corp.*	13,461	566,439

		8,498,225

Specialty Retail (1.5%)
Aaron’s, Inc.	20,029	561,012
Abercrombie & Fitch Co., Class A	21,593	977,083
American Eagle Outfitters, Inc.	21,302	388,975
Ascena Retail Group, Inc.*	34,047	594,120
Best Buy Co., Inc.	62,537	1,709,136
Chico’s FAS, Inc.	3,394	57,902
CST Brands, Inc.*	18,863	581,169
DSW, Inc., Class A	1,086	79,788
Foot Locker, Inc.	41,389	1,453,996
GameStop Corp., Class A	37,139	1,560,952
GNC Holdings, Inc., Class A	151,200	6,684,552
Guess?, Inc.	18,592	576,910
Men’s Wearhouse, Inc.	158,900	6,014,365
Ross Stores, Inc.	26,500	1,717,465
Signet Jewelers Ltd.	23,042	1,553,722
Staples, Inc.	207,215	3,286,430

		27,797,577

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	6,054	305,788
PVH Corp.	2,916	364,646
Samsonite International S.A.	3,090,600	7,443,532

		8,113,966

Total Consumer Discretionary		114,099,084

Consumer Staples (2.4%)
Beverages (0.5%)
Beam, Inc.	50,138	3,164,209
Constellation Brands, Inc., Class A*	2,869	149,532
Dr. Pepper Snapple Group, Inc.	96,000	4,409,280
Molson Coors Brewing Co., Class B	43,610	2,087,175

		9,810,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.1%)
Safeway, Inc.	69,329	$1,640,324

Food Products (1.6%)
Bunge Ltd.	174,421	12,343,774
Campbell Soup Co.	18,738	839,275
ConAgra Foods, Inc.	9,817	342,908
Dean Foods Co.*	57,893	580,088
Ebro Foods S.A.	287,674	5,908,835
Ingredion, Inc.	51,081	3,351,935
J.M. Smucker Co.	29,153	3,007,132
Pinnacle Foods, Inc.	4,802	115,968
Smithfield Foods, Inc.*	43,318	1,418,665
Tyson Foods, Inc., Class A	87,428	2,245,151

		30,153,731

Household Products (0.2%)
Clorox Co.	6,821	567,098
Energizer Holdings, Inc.	19,449	1,954,819

		2,521,917

Total Consumer Staples		44,126,168

Energy (4.9%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	14,616	760,763
Cameron International Corp.*	28,614	1,750,032
Diamond Offshore Drilling, Inc.	21,422	1,473,619
Helmerich & Payne, Inc.	29,631	1,850,456
McDermott International, Inc.*	73,656	602,506
Nabors Industries Ltd.	91,914	1,407,203
Ocean Rig UDW, Inc.*	409,300	7,666,189
Oil States International, Inc.*	17,162	1,589,888
Patterson-UTI Energy, Inc.	45,901	888,414
Rowan Cos., plc, Class A*	38,771	1,320,928
RPC, Inc.	4,013	55,420
Superior Energy Services, Inc.*	49,894	1,294,250
Tidewater, Inc.	15,535	885,029
Trican Well Service Ltd.	469,100	6,235,636
Unit Corp.*	15,228	648,408

		28,428,741

Oil, Gas & Consumable Fuels (3.4%)
Chesapeake Energy Corp.	180,723	3,683,135
Cimarex Energy Co.	26,997	1,754,535
Cobalt International Energy, Inc.*	446,190	11,855,268
CONSOL Energy, Inc.	71,398	1,934,886
Denbury Resources, Inc.*	116,608	2,019,651
Energen Corp.	22,562	1,179,090
EQT Corp.	4,009	318,194
Golar LNG Ltd.	13,853	441,772
Gulfport Energy Corp.*	4,528	213,133
HollyFrontier Corp.	63,623	2,721,792
Japan Petroleum Exploration Co.	68,600	2,783,979
Laredo Petroleum Holdings, Inc.*	1,406	28,907
Murphy Oil Corp.	59,645	3,631,784
Newfield Exploration Co.*	242,743	5,799,130
Noble Energy, Inc.	97,669	5,864,047
PBF Energy, Inc.	7,458	193,162

Peabody Energy Corp.	84,137	$1,231,766
Pioneer Natural Resources Co.	11,146	1,613,383
QEP Resources, Inc.	274,706	7,631,333
SandRidge Energy, Inc.*	154,282	734,382
Teekay Corp.	11,780	478,621
Tesoro Corp.	42,415	2,219,153
Ultra Petroleum Corp.*	47,668	944,780
Whiting Petroleum Corp.*	33,859	1,560,561
World Fuel Services Corp.	18,360	734,033
WPX Energy, Inc.*	62,420	1,182,235

		62,752,712

Total Energy		91,181,453

Financials (21.3%)
Capital Markets (1.6%)
American Capital Ltd.*	94,185	1,193,324
Ameriprise Financial, Inc.	42,885	3,468,539
Ares Capital Corp.	84,642	1,455,842
Artisan Partners Asset Management, Inc.*	2,305	115,043
E*TRADE Financial Corp.*	88,921	1,125,740
Federated Investors, Inc., Class B	7,733	211,962
Invesco Ltd.	138,918	4,417,592
Legg Mason, Inc.	34,633	1,073,969
LPL Financial Holdings, Inc.	208,938	7,889,499
Northern Trust Corp.	74,557	4,316,850
Raymond James Financial, Inc.	38,010	1,633,670
SEI Investments Co.	2,382	67,720
TD Ameritrade Holding Corp.	72,538	1,761,948

		28,731,698

Commercial Banks (4.9%)
Associated Banc-Corp	52,097	810,108
Bank of Hawaii Corp.	14,143	711,676
BankUnited, Inc.	241,088	6,270,699
BOK Financial Corp.	8,126	520,470
CapitalSource, Inc.	61,231	574,347
CIT Group, Inc.*	62,708	2,924,074
City National Corp./California	14,600	925,202
Comerica, Inc.	294,235	11,719,380
Commerce Bancshares, Inc./Missouri	24,257	1,056,635
Cullen/Frost Bankers, Inc.	16,299	1,088,284
East West Bancorp, Inc.	42,716	1,174,690
Fifth Third Bancorp	273,057	4,928,679
First Citizens BancShares, Inc./North Carolina, Class A	2,308	443,252
First Horizon National Corp.	74,622	835,767
First Midwest Bancorp, Inc./ Illinois	281,507	3,862,276
First Niagara Financial Group, Inc.	111,561	1,123,419
First Republic Bank/California	36,384	1,400,056
Fulton Financial Corp.	60,896	699,086
Huntington Bancshares, Inc./ Ohio	261,355	2,059,477
IBERIABANK Corp.	100,000	5,361,000
KeyCorp	287,033	3,168,844
M&T Bank Corp.	40,271	4,500,284
Popular, Inc.*	208,184	6,314,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Regions Financial Corp.	927,028	$8,834,577
Signature Bank/New York*	13,340	1,107,487
SunTrust Banks, Inc.	168,553	5,321,218
SVB Financial Group*	14,069	1,172,229
Synovus Financial Corp.	247,052	721,392
TCF Financial Corp.	51,087	724,414
Valley National Bancorp	63,138	597,917
Zions Bancorp	321,758	9,292,371

		90,243,531

Consumer Finance (0.2%)
SLM Corp.	138,826	3,173,562

Diversified Financial Services (0.7%)
ING US, Inc.*	23,389	632,906
Interactive Brokers Group, Inc., Class A	14,449	230,751
Leucadia National Corp.	79,728	2,090,468
McGraw Hill Financial, Inc.	45,135	2,400,731
MSCI, Inc.*	21,847	726,850
NASDAQ OMX Group, Inc.	34,841	1,142,436
NYSE Euronext	75,827	3,139,238
PHH Corp.*	123,500	2,516,930

		12,880,310

Insurance (6.0%)
Alleghany Corp.*	5,232	2,005,478
Allied World Assurance Co. Holdings AG	7,243	662,807
American Financial Group, Inc./Ohio	21,181	1,035,963
American National Insurance Co.	2,266	225,399
Aon plc	22,134	1,424,323
Arch Capital Group Ltd.*	38,633	1,986,123
Argo Group International Holdings Ltd.	37,287	1,580,596
Aspen Insurance Holdings Ltd.	20,808	771,769
Assurant, Inc.	24,085	1,226,167
Assured Guaranty Ltd.	52,852	1,165,915
Axis Capital Holdings Ltd.	27,873	1,276,026
Brown & Brown, Inc.	20,065	646,896
Cincinnati Financial Corp.	50,948	2,338,513
CNA Financial Corp.	8,135	265,364
Endurance Specialty Holdings Ltd.	9,062	466,240
Everest Reinsurance Group Ltd.	15,610	2,002,139
Fidelity National Financial, Inc., Class A	71,241	1,696,248
Genworth Financial, Inc., Class A*	153,915	1,756,170
Hanover Insurance Group, Inc.	184,914	9,047,842
Hartford Financial Services Group, Inc.	142,239	4,398,030
HCC Insurance Holdings, Inc.	31,320	1,350,205
Kemper Corp.	14,869	509,263
Lincoln National Corp.	83,926	3,060,781
Markel Corp.*	4,282	2,256,400
MBIA, Inc.*	44,232	588,728
Mercury General Corp.	7,587	333,525
Old Republic International Corp.	81,748	1,052,097

PartnerReinsurance Ltd.	18,120	$1,640,947
Principal Financial Group, Inc.	313,525	11,741,511
ProAssurance Corp.	19,309	1,007,157
Progressive Corp.	37,053	941,887
Protective Life Corp.	24,551	943,004
Reinsurance Group of America, Inc.	221,738	15,324,313
RenaissanceReinsurance Holdings Ltd.	13,914	1,207,596
StanCorp Financial Group, Inc.	13,882	685,910
Torchmark Corp.	28,801	1,876,097
Unum Group	560,521	16,462,502
Validus Holdings Ltd.	30,116	1,087,790
W. R. Berkley Corp.	33,748	1,378,943
White Mountains Insurance Group Ltd.	1,908	1,096,985
XL Group plc	386,513	11,719,074

		112,242,723

Real Estate Investment Trusts (REITs) (6.8%)
Alexandria Real Estate Equities, Inc. (REIT)	22,927	1,506,762
American Assets Trust, Inc. (REIT)	200,534	6,188,479
American Campus Communities, Inc. (REIT)	33,579	1,365,322
American Capital Agency Corp. (REIT)	125,749	2,890,970
Annaly Capital Management, Inc. (REIT)	300,669	3,779,409
Apartment Investment & Management Co. (REIT), Class A	21,027	631,651
AvalonBay Communities, Inc. (REIT)	40,663	5,485,845
BioMed Realty Trust, Inc. (REIT)	59,974	1,213,274
Blackstone Mortgage Trust, Inc. (REIT), Class A	219,100	5,411,770
Boston Properties, Inc. (REIT)	43,145	4,550,503
Brandywine Realty Trust (REIT)	49,940	675,189
BRE Properties, Inc. (REIT)	24,673	1,234,143
Camden Property Trust (REIT)	26,964	1,864,291
CBL & Associates Properties, Inc. (REIT)	34,898	747,515
Chimera Investment Corp. (REIT)	327,878	983,634
CommonWealth REIT (REIT)	36,964	854,608
Corporate Office Properties Trust/Maryland (REIT)	27,847	710,098
Corrections Corp. of America (REIT)	14,322	485,086
DDR Corp. (REIT)	83,728	1,394,071
Digital Realty Trust, Inc. (REIT)	9,165	559,065
Douglas Emmett, Inc. (REIT)	45,607	1,137,895
Duke Realty Corp. (REIT)	101,331	1,579,750
Equity Lifestyle Properties, Inc. (REIT)	98,944	7,776,009
Essex Property Trust, Inc. (REIT)	12,136	1,928,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Extra Space Storage, Inc. (REIT)	32,554	$1,364,989
Federal Realty Investment Trust (REIT)	7,341	761,115
General Growth Properties, Inc. (REIT)	186,060	3,697,012
Hatteras Financial Corp. (REIT)	226,565	5,582,562
HCP, Inc. (REIT)	142,768	6,487,378
Health Care REIT, Inc. (REIT)	89,653	6,009,441
Healthcare Trust of America, Inc. (REIT), Class A	36,416	408,952
Home Properties, Inc. (REIT)	16,984	1,110,244
Hospitality Properties Trust (REIT)	43,622	1,146,386
Host Hotels & Resorts, Inc. (REIT)	233,799	3,944,189
Kilroy Realty Corp. (REIT)	24,140	1,279,661
Kimco Realty Corp. (REIT)	128,884	2,761,984
Liberty Property Trust (REIT)	34,633	1,280,036
Macerich Co. (REIT)	43,245	2,636,648
Mack-Cali Realty Corp. (REIT)	29,017	710,626
MFA Financial, Inc. (REIT)	121,126	1,023,515
Mid-America Apartment Communities, Inc. (REIT)	13,919	943,291
National Retail Properties, Inc. (REIT)	38,007	1,307,441
Piedmont Office Realty Trust, Inc. (REIT), Class A	55,186	986,726
Post Properties, Inc. (REIT)	17,354	858,849
Prologis, Inc. (REIT)	156,290	5,895,259
Realty Income Corp. (REIT)	61,259	2,567,977
Regency Centers Corp. (REIT)	17,227	875,304
Retail Properties of America, Inc. (REIT), Class A	43,452	620,495
Senior Housing Properties Trust (REIT)	56,145	1,455,840
SL Green Realty Corp. (REIT)	25,389	2,239,056
Taubman Centers, Inc. (REIT)	13,137	987,246
Two Harbors Investment Corp. (REIT)	114,022	1,168,725
UDR, Inc. (REIT)	70,195	1,789,271
Ventas, Inc. (REIT)	50,889	3,534,750
Vornado Realty Trust (REIT)	47,479	3,933,635
Weingarten Realty Investors (REIT)	38,709	1,191,076
WP Carey, Inc. (REIT)	18,280	1,209,588

		126,723,259

Real Estate Management & Development (0.5%)
Forest City Enterprises, Inc., Class A*	370,997	6,644,556
Howard Hughes Corp.*	12,328	1,381,845
Jones Lang LaSalle, Inc.	14,042	1,279,788
Realogy Holdings Corp.*	4,245	203,930
St. Joe Co.*	16,301	343,136

		9,853,255

Thrifts & Mortgage Finance (0.6%)
Beneficial Mutual Bancorp, Inc.*	41,415	347,886
EverBank Financial Corp.	334,534	5,539,883

Hudson City Bancorp, Inc.	165,200	$1,513,232
New York Community Bancorp, Inc.	139,030	1,946,420
People’s United Financial, Inc.	104,041	1,550,211
TFS Financial Corp.*	23,528	263,513
Washington Federal, Inc.	32,361	610,976

		11,772,121

Total Financials		395,620,459

Health Care (5.9%)
Biotechnology (0.0%)
Quintiles Transnational Holdings, Inc.*	4,613	196,329

Health Care Equipment & Supplies (1.1%)
Alere, Inc.*	25,442	623,329
Boston Scientific Corp.*	796,178	7,380,570
CareFusion Corp.*	68,566	2,526,657
Cooper Cos., Inc.	3,924	467,152
DENTSPLY International, Inc.	32,237	1,320,428
Hill-Rom Holdings, Inc.	18,651	628,166
Hologic, Inc.*	59,480	1,147,964
St. Jude Medical, Inc.	32,302	1,473,940
Teleflex, Inc.	12,795	991,485
Zimmer Holdings, Inc.	49,596	3,716,724

		20,276,415

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	61,700	3,444,711
Brookdale Senior Living, Inc.*	352,000	9,306,880
Cardinal Health, Inc.	106,682	5,035,390
Cigna Corp.	83,886	6,080,896
Community Health Systems, Inc.	27,134	1,272,042
HCA Holdings, Inc.	77,299	2,787,402
Health Management Associates, Inc., Class A*	247,700	3,893,844
Health Net, Inc.*	24,731	786,941
Humana, Inc.	49,199	4,151,412
LifePoint Hospitals, Inc.*	14,750	720,390
MEDNAX, Inc.*	5,579	510,925
Omnicare, Inc.	32,796	1,564,697
Patterson Cos., Inc.	2,868	107,837
Quest Diagnostics, Inc.	46,067	2,793,042
Universal Health Services, Inc., Class B	9,340	625,406
VCA Antech, Inc.*	27,549	718,753
WellCare Health Plans, Inc.*	138,800	7,710,340

		51,510,908

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	55,460	717,653

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	95,667	4,090,721
Bio-Rad Laboratories, Inc., Class A*	6,365	714,153
Charles River Laboratories International, Inc.*	8,365	343,216
Life Technologies Corp.*	18,782	1,390,056
PerkinElmer, Inc.	35,070	1,139,775
QIAGEN N.V.*	73,005	1,453,529
Techne Corp.	6,185	427,260

		9,558,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (1.5%)
Almirall S.A.	859,545	$10,886,184
Forest Laboratories, Inc.*	83,089	3,406,649
Hospira, Inc.*	51,726	1,981,623
Ono Pharmaceutical Co., Ltd.	74,800	5,075,661
UCB S.A.	100,315	5,403,847
Warner Chilcott plc, Class A	5,363	106,616

		26,860,580

Total Health Care		109,120,595

Industrials (9.6%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	10,088	830,545
B/E Aerospace, Inc.*	1,949	122,943
Esterline Technologies Corp.*	116,300	8,407,327
Exelis, Inc.	59,170	815,954
L-3 Communications Holdings, Inc.	28,050	2,405,007
Moog, Inc., Class A*	139,100	7,167,823
Rockwell Collins, Inc.	4,582	290,545
Spirit AeroSystems Holdings, Inc., Class A*	32,335	694,556
Teledyne Technologies, Inc.*	31,200	2,413,320
Textron, Inc.	86,653	2,257,311
Triumph Group, Inc.	12,883	1,019,689

		26,425,020

Airlines (0.7%)
Alaska Air Group, Inc.*	1,742	90,584
Delta Air Lines, Inc.*	607,594	11,368,084
Southwest Airlines Co.	200,758	2,587,770

		14,046,438

Building Products (0.1%)
A.O. Smith Corp.	13,843	502,224
Fortune Brands Home & Security, Inc.	6,349	245,961
Owens Corning, Inc.*	37,153	1,451,939

		2,200,124

Commercial Services & Supplies (0.5%)
ADT Corp.*	68,287	2,721,237
Avery Dennison Corp.	21,271	909,548
Cintas Corp.	22,951	1,045,188
Covanta Holding Corp.	33,108	662,822
Iron Mountain, Inc.	5,134	136,616
KAR Auction Services, Inc.	14,824	339,025
Pitney Bowes, Inc.	35,737	524,619
R.R. Donnelley & Sons Co.	26,293	368,365
Republic Services, Inc.	84,591	2,871,019
Waste Connections, Inc.	2,289	94,169

		9,672,608

Construction & Engineering (1.2%)
AECOM Technology Corp.*	29,201	928,300
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	106,900	6,377,654
Fluor Corp.	20,446	1,212,652
Jacobs Engineering Group, Inc.*	40,876	2,253,494
KBR, Inc.	259,130	8,421,725
Quanta Services, Inc.*	51,856	1,372,110

URS Corp.	23,816	$1,124,591

		21,690,526

Electrical Equipment (0.7%)
Babcock & Wilcox Co.	10,732	322,282
Hubbell, Inc., Class B	112,074	11,095,326
Regal-Beloit Corp.	14,078	912,817

		12,330,425

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	18,823	1,172,861

Machinery (3.6%)
AGCO Corp.	144,549	7,254,914
Barnes Group, Inc.	335,842	10,071,902
CNH Global N.V.	9,488	395,270
Crane Co.	1,266	75,859
Donaldson Co., Inc.	3,430	122,314
Dover Corp.	71,823	5,577,774
Gardner Denver, Inc.	15,359	1,154,690
Harsco Corp.	23,461	544,061
IDEX Corp.	1,798	96,750
Ingersoll-Rand plc	26,893	1,493,099
Joy Global, Inc.	33,211	1,611,730
Kennametal, Inc.	24,604	955,373
Navistar International Corp.*	15,110	419,454
Oshkosh Corp.*	27,432	1,041,593
PACCAR, Inc.	96,052	5,154,150
Parker Hannifin Corp.	46,543	4,440,202
Pentair Ltd. (Registered)	270,540	15,607,453
Snap-on, Inc.	16,115	1,440,359
SPX Corp.	14,572	1,048,892
Stanley Black & Decker, Inc.	46,216	3,572,497
Terex Corp.*	34,700	912,610
Timken Co.	26,933	1,515,789
Trinity Industries, Inc.	24,810	953,696
Xylem, Inc.	54,418	1,466,021

		66,926,452

Marine (0.0%)
Kirby Corp.*	7,248	576,506

Professional Services (0.3%)
Dun & Bradstreet Corp.	990	96,476
Manpowergroup, Inc.	24,014	1,315,967
Nielsen Holdings N.V.	58,067	1,950,471
Towers Watson & Co., Class A	20,359	1,668,216

		5,031,130

Road & Rail (0.1%)
Amerco, Inc.	1,003	162,386
Con-way, Inc.	11,156	434,638
Genesee & Wyoming, Inc., Class A*	7,612	645,802
Ryder System, Inc.	16,241	987,290

		2,230,116

Trading Companies & Distributors (0.9%)
Air Lease Corp.	21,823	602,097
GATX Corp.	14,680	696,272
MRC Global, Inc.*	14,617	403,722
Rexel S.A.	191,392	4,304,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

WESCO International, Inc.*	168,680	$11,463,493

		17,470,473

Total Industrials		179,772,679

Information Technology (8.5%)
Communications Equipment (0.3%)
Brocade Communications Systems, Inc.*	138,738	799,131
EchoStar Corp., Class A*	12,578	491,926
Harris Corp.	28,346	1,396,040
JDS Uniphase Corp.*	16,923	243,353
Juniper Networks, Inc.*	128,828	2,487,669
Motorola Solutions, Inc.	3,948	227,918
Polycom, Inc.*	53,691	565,903
Riverbed Technology, Inc.*	2,967	46,166

		6,258,106

Computers & Peripherals (0.8%)
Diebold, Inc.	19,912	670,835
Lexmark International, Inc., Class A	19,775	604,522
SanDisk Corp.*	149,490	9,133,839
Stratasys Ltd.*	4,474	374,653
Western Digital Corp.	65,997	4,097,754

		14,881,603

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	331,852	13,224,302
Avnet, Inc.*	42,726	1,435,594
AVX Corp.	14,688	172,584
Dolby Laboratories, Inc., Class A	8,435	282,151
FLIR Systems, Inc.	13,462	363,070
Ingram Micro, Inc., Class A*	47,535	902,690
Jabil Circuit, Inc.	63,175	1,287,506
Molex, Inc.	43,381	1,272,799
Tech Data Corp.*	11,780	554,720
Vishay Intertechnology, Inc.*	40,842	567,295

		20,062,711

Internet Software & Services (0.1%)
AOL, Inc.*	24,270	885,370

IT Services (0.9%)
Amdocs Ltd.	50,173	1,860,917
Booz Allen Hamilton Holding Corp.	328,538	5,709,990
Computer Sciences Corp.	46,826	2,049,574
CoreLogic, Inc.*	29,580	685,369
DST Systems, Inc.	2,009	131,248
Fidelity National Information Services, Inc.	82,419	3,530,830
Lender Processing Services, Inc.	4,312	139,493
Paychex, Inc.	10,057	367,282
SAIC, Inc.	91,466	1,274,121
Total System Services, Inc.	11,261	275,669
VeriFone Systems, Inc.*	33,951	570,716

		16,595,209

Office Electronics (0.2%)
Xerox Corp.	383,589	$3,479,152
Zebra Technologies Corp., Class A*	14,373	624,363

		4,103,515

Semiconductors & Semiconductor Equipment (3.6%)
Altera Corp.	65,465	2,159,690
Analog Devices, Inc.	54,859	2,471,946
Applied Materials, Inc.	127,178	1,896,224
Avago Technologies Ltd.	288,436	10,781,738
Fairchild Semiconductor International, Inc.*	39,640	547,032
First Solar, Inc.*	19,055	852,330
Freescale Semiconductor Ltd.*	9,362	126,855
KLA-Tencor Corp.	51,799	2,886,758
Lam Research Corp.*	38,943	1,726,733
LSI Corp.*	151,254	1,079,954
Marvell Technology Group Ltd.	123,367	1,444,628
Micron Technology, Inc.*	321,436	4,606,178
Microsemi Corp.*	398,000	9,054,500
NVIDIA Corp.	180,420	2,531,293
NXP Semiconductor N.V.*	204,000	6,319,920
ON Semiconductor Corp.*	7,642	61,747
Silicon Laboratories, Inc.*	1,718	71,142
Skyworks Solutions, Inc.*	326,030	7,136,797
Teradyne, Inc.*	606,381	10,654,114

		66,409,579

Software (1.5%)
Activision Blizzard, Inc.	133,751	1,907,289
Autodesk, Inc.*	14,399	488,702
CA, Inc.	102,427	2,932,485
Check Point Software Technologies Ltd.*	149,900	7,447,032
Compuware Corp.	66,473	687,996
Electronic Arts, Inc.*	22,027	505,960
MICROS Systems, Inc.*	20,843	899,375
Nuance Communications, Inc.*	81,710	1,501,830
Rovi Corp.*	28,532	651,671
Symantec Corp.	59,091	1,327,775
Synopsys, Inc.*	47,827	1,709,815
Verint Systems, Inc.*	217,100	7,700,537
Zynga, Inc., Class A*	182,622	507,689

		28,268,156

Total Information Technology		157,464,249

Materials (4.3%)
Chemicals (1.9%)
Albemarle Corp.	16,951	1,055,878
Ashland, Inc.	24,673	2,060,196
Cabot Corp.	173,824	6,504,494
Celanese Corp.	148,600	6,657,280
CF Industries Holdings, Inc.	18,530	3,177,895
Cytec Industries, Inc.	13,058	956,499
Huntsman Corp.	60,371	999,744
Kronos Worldwide, Inc.	6,434	104,488
Methanex Corp.	293,400	12,554,586
Rockwood Holdings, Inc.	6,714	429,897
RPM International, Inc.	2,704	86,366
Sigma-Aldrich Corp.	1,959	157,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

W.R. Grace & Co.*	3,004	$252,456
Westlake Chemical Corp.	891	85,901

		35,083,105

Construction Materials (0.1%)
Vulcan Materials Co.	40,475	1,959,395

Containers & Packaging (1.2%)
AptarGroup, Inc.	6,185	341,474
Bemis Co., Inc.	18,200	712,348
Crown Holdings, Inc.*	6,561	269,854
Greif, Inc., Class A	7,962	419,358
MeadWestvaco Corp.	55,166	1,881,712
Owens-Illinois, Inc.*	151,483	4,209,713
Packaging Corp. of America	217,900	10,668,384
Rexam plc	267,833	1,945,147
Rock-Tenn Co., Class A	6,366	635,836
Sonoco Products Co.	31,608	1,092,688

		22,176,514

Metals & Mining (1.0%)
Alcoa, Inc.	333,362	2,606,891
Allegheny Technologies, Inc.	33,787	888,936
Carpenter Technology Corp.	14,493	653,200
Cliffs Natural Resources, Inc.	47,829	777,221
Newmont Mining Corp.	153,831	4,607,238
Nucor Corp.	99,166	4,295,871
Reliance Steel & Aluminum Co.	23,974	1,571,735
Royal Gold, Inc.	15,017	631,915
Steel Dynamics, Inc.	68,828	1,026,226
Tahoe Resources, Inc.*	22,972	325,054
United States Steel Corp.	44,921	787,465

		18,171,752

Paper & Forest Products (0.1%)
Domtar Corp.	10,313	685,815
International Paper Co.	19,504	864,222
Louisiana-Pacific Corp.*	107,100	1,584,009

		3,134,046

Total Materials		80,524,812

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	313,006	1,267,674
Intelsat S.A.*	6,501	130,020
Level 3 Communications, Inc.*	33,418	704,452
Windstream Corp.	11,424	88,079

		2,190,225

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	17,619	87,742
Telephone & Data Systems, Inc.	29,258	721,210
T-Mobile US, Inc.*	54,017	1,340,162
U.S. Cellular Corp.	3,841	140,926

		2,290,040

Total Telecommunication Services		4,480,265

Utilities (6.9%)
Electric Utilities (2.6%)
Edison International	101,639	$4,894,934
Entergy Corp.	55,659	3,878,319
FirstEnergy Corp.	130,575	4,875,671
Great Plains Energy, Inc.	234,268	5,280,401
Hawaiian Electric Industries, Inc.	30,851	780,839
Northeast Utilities	98,353	4,132,793
NV Energy, Inc.	73,766	1,730,550
OGE Energy Corp.	30,900	2,107,380
Pepco Holdings, Inc.	78,045	1,573,387
Pinnacle West Capital Corp.	34,292	1,902,177
PPL Corp.	185,284	5,606,694
Westar Energy, Inc.	229,931	7,348,595
Xcel Energy, Inc.	155,149	4,396,923

		48,508,663

Gas Utilities (0.9%)
AGL Resources, Inc.	37,283	1,597,950
Atmos Energy Corp.	28,317	1,162,696
National Fuel Gas Co.	22,974	1,331,343
ONEOK, Inc.	3,843	158,754
Questar Corp.	47,388	1,130,204
UGI Corp.	268,327	10,494,269

		15,875,216

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	193,501	2,320,077
Calpine Corp.*	108,560	2,304,729
NRG Energy, Inc.	100,658	2,687,568

		7,312,374

Multi-Utilities (2.9%)
Alliant Energy Corp.	167,046	8,422,459
Ameren Corp.	75,585	2,603,148
CenterPoint Energy, Inc.	133,632	3,139,016
CMS Energy Corp.	83,443	2,267,146
Consolidated Edison, Inc.	91,346	5,326,385
DTE Energy Co.	54,231	3,634,019
Integrys Energy Group, Inc.	24,708	1,446,159
MDU Resources Group, Inc.	58,653	1,519,699
NiSource, Inc.	97,411	2,789,851
Public Service Enterprise Group, Inc.	157,643	5,148,620
SCANA Corp.	43,565	2,139,042
Sempra Energy	75,926	6,207,710
TECO Energy, Inc.	68,227	1,172,822
Vectren Corp.	25,762	871,529
Wisconsin Energy Corp.	174,096	7,136,195

		53,823,800

Water Utilities (0.1%)
American Water Works Co., Inc.	54,968	2,266,331
Aqua America, Inc.	5,622	175,912

		2,442,243

Total Utilities		127,962,296

Total Common Stocks (70.1%) (Cost $1,024,096,204)		1,304,352,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.1%)
iShares Core S&P Mid-Cap ETF	3,855	$445,253
iShares Morningstar Mid Core Index Fund	6,466	719,019
iShares Morningstar Mid Growth Index Fund	3,530	425,789
iShares Morningstar Mid Value Index Fund‡	220,437	21,534,491
iShares Russell Midcap Growth Index Fund	5,854	420,024
iShares Russell Midcap Index Fund	5,105	663,088
iShares Russell Midcap Value Index Fund	1,404,575	81,352,984
iShares S&P MidCap 400 Growth Index Fund	3,400	437,818
iShares S&P MidCap 400/BARRA Value Index Fund	495,921	50,221,920

SPDR S&P 400 MidCap Value ETF‡	23,094	$1,603,047
Vanguard Mid-Cap Value Index Fund	717,200	49,250,124

Total Investment Companies (11.1%) (Cost $138,399,006)		207,073,557

Total Investments (81.2%) (Cost $1,162,495,210)		1,511,425,617
Other Assets Less Liabilities (18.8%)		349,007,949

Net Assets (100%)		$1,860,433,566

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Mid Value Index Fund	$18,152,987	$—	$—	$21,534,491	$201,240	$—
SPDR S&P 400 MidCap Value ETF *	1,382,176	—	—	1,603,047	11,411	—

	$19,535,163	$—	$—	$23,137,538	$212,651	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
*	Not affiliated as of June 30, 2013.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	881	September-13	$85,612,032	$85,871,070	$259,038
S&P 500 E-Mini Index	1,047	September-13	84,872,856	83,723,355	(1,149,501)
S&P MidCap 400 E-Mini Index	1,455	September-13	169,403,749	168,474,450	(929,299)

					$(1,819,762)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$106,655,552	$7,443,532	$—	$114,099,084
Consumer Staples	38,217,333	5,908,835	—	44,126,168
Energy	88,397,474	2,783,979	—	91,181,453
Financials	395,620,459	—	—	395,620,459
Health Care	87,754,903	21,365,692	—	109,120,595
Industrials	175,467,790	4,304,889	—	179,772,679
Information Technology	157,464,249	—	—	157,464,249
Materials	78,160,307	2,364,505	—	80,524,812
Telecommunication Services	4,480,265	—	—	4,480,265
Utilities	127,962,296	—	—	127,962,296
Futures	259,038	—	—	259,038
Investment Companies
Exchange Traded Funds (ETFs)	207,073,557	—	—	207,073,557

Total Assets	$1,467,513,223	$44,171,432	$—	$1,511,684,655

Liabilities:
Futures	$(2,078,800)	$—	$—	$(2,078,800)

Total Liabilities	$(2,078,800)	$—	$—	$(2,078,800)

Total	$1,465,434,423	$44,171,432	$—	$1,509,605,855

(a)	A security with a market value of $419,359 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	259,038	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$259,038

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(2,078,800	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,078,800)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	48,701,805	—	—	48,701,805
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$48,701,805	$—	$—	$48,701,805

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(4,640,347)	—	—	(4,640,347)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(4,640,347)	$—	$—	$(4,640,347)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional value of approximately $332,026,000 during six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(965,125)	$965,125	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$326,320,274
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$404,872,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343,068,298
Aggregate gross unrealized depreciation	(27,204,709)

Net unrealized appreciation	$315,863,589

Federal income tax cost of investments	$1,195,562,028

For the six months ended June 30, 2013, the Portfolio incurred approximately $1,011 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $736,912,381 of which $379,741,297 expires in the year 2016, $289,603,227 expires in the year 2017 and $67,567,857 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $17,565,436)	$21,534,491
Unaffiliated Issuers (Cost $1,144,929,774)	1,489,891,126
Cash	333,243,512
Cash held as collateral at broker	16,392,000
Receivable for securities sold	151,750,958
Dividends, interest and other receivables	2,522,764
Receivable from Separate Accounts for Trust shares sold	325,702
Other assets	25,111

Total assets	2,015,685,664

LIABILITIES
Payable for securities purchased	152,023,464
Due to broker for futures variation margin	965,125
Investment management fees payable	846,184
Payable to Separate Accounts for Trust shares redeemed	626,955
Distribution fees payable - Class IB	335,211
Administrative fees payable	240,486
Distribution fees payable - Class IA	46,124
Trustees’ fees payable	3,441
Accrued expenses	165,108

Total liabilities	155,252,098

NET ASSETS	$1,860,433,566

Net assets were comprised of:
Paid in capital	$2,117,282,911
Accumulated undistributed net investment income (loss)	436,014
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(604,399,415)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	347,114,056

Net assets	$1,860,433,566

Class IA
Net asset value, offering and redemption price per share, $223,724,730 / 18,443,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.13

Class IB
Net asset value, offering and redemption price per share, $1,623,132,473 / 134,959,549 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.03

Class K
Net asset value, offering and redemption price per share, $13,576,363 / 1,117,888 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($212,651 of dividend income received from affiliates) (net of $67,291 foreign withholding tax)	$13,139,396
Interest	161,764

Total income	13,301,160

EXPENSES
Investment management fees	5,016,405
Distribution fees - Class IB	1,988,585
Administrative fees	1,430,044
Distribution fees - Class IA	275,361
Printing and mailing expenses	99,611
Custodian fees	60,990
Professional fees	48,305
Trustees’ fees	24,871
Miscellaneous	8,633

Gross expenses	8,952,805
Less: Fees paid indirectly	(15,194)

Net expenses	8,937,611

NET INVESTMENT INCOME (LOSS)	4,363,549

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	116,420,852
Futures	48,701,805
Foreign currency transactions	20,041

Net realized gain (loss)	165,142,698

Change in unrealized appreciation (depreciation) on:
Securities ($3,012,727 of change in unrealized appreciation (depreciation) from affiliates)	84,513,270
Futures	(4,640,347)
Foreign currency translations	3,350

Net change in unrealized appreciation (depreciation)	79,876,273

NET REALIZED AND UNREALIZED GAIN (LOSS)	245,018,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$249,382,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,363,549	$14,045,108
Net realized gain (loss) on investments, futures and foreign currency transactions	165,142,698	141,825,623
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	79,876,273	129,188,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	249,382,520	285,058,911

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,449,263)
Class IB	—	(17,516,549)
Class K	—	(163,922)

TOTAL DIVIDENDS	—	(20,129,734)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 309,298 and 548,824 shares, respectively ]	3,625,347	5,429,121
Capital shares issued in reinvestment of dividends [ 0 and 231,986 shares, respectively ]	—	2,449,263
Capital shares repurchased [ (1,359,203) and (3,470,642) shares, respectively ]	(15,946,649)	(34,502,237)

Total Class IA transactions	(12,321,302)	(26,623,853)

Class IB
Capital shares sold [ 3,880,950 and 2,435,865 shares, respectively ]	45,181,662	23,990,964
Capital shares issued in reinvestment of dividends [ 0 and 1,673,365 shares, respectively ]	—	17,516,549
Capital shares repurchased [ (9,575,641) and (19,820,329) shares, respectively ]	(111,628,162)	(196,157,131)

Total Class IB transactions	(66,446,500)	(154,649,618)

Class K
Capital shares sold [ 218,086 and 226,287 shares, respectively ]	2,554,775	2,280,687
Capital shares issued in reinvestment of dividends [ 0 and 15,525 shares, respectively ]	—	163,922
Capital shares repurchased [ (183,310) and (253,454) shares, respectively ]	(2,148,223)	(2,550,117)

Total Class K transactions	406,552	(105,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,361,250)	(181,378,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	171,021,270	83,550,198
NET ASSETS:
Beginning of period	1,689,412,296	1,605,862,098

End of period (a)	$1,860,433,566	$1,689,412,296

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$436,014	$(3,927,535)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.56	$9.01	$10.03	$8.29	$6.18	$10.39

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.11 (e)	0.11 (e)	0.15 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.54	1.60	(1.02)	1.75	2.06	(4.20)

Total from investment operations	1.57	1.68	(0.91)	1.86	2.21	(4.06)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.12)	(0.10)	(0.15)

Net asset value, end of period	$12.13	$10.56	$9.01	$10.03	$8.29	$6.18

Total return (b)	14.87%	18.61%	(9.04)%	22.45%	35.75%	(39.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$223,725	$205,787	$199,783	$281,098	$272,556	$18,747
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.99%	0.72%	0.74%	0.73%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.99%	0.72%	0.73%	0.47%	0.75%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.99%	0.73%	0.74%	0.74%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.47%	0.83%	1.11%	1.24%	1.71%	1.62%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.48%	0.83%	1.11%	1.24%	1.98%	1.63%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.47%	0.83%	1.11%	1.24%	1.70%	1.61%
Portfolio turnover rate	22%	27%	29%	35%	155%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009		2008
Net asset value, beginning of period	$10.47	$8.93	$9.96		$8.21	$6.10		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.09	(e)	0.09 (e)	0.11	(e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.53	1.59	(1.03)		1.75	2.08		(4.20)

Total from investment operations	1.56	1.67	(0.94)		1.84	2.19		(4.08)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)		(0.09)	(0.08)		(0.13)

Net asset value, end of period	$12.03	$10.47	$8.93		$9.96	$8.21		$6.10

Total return (b)	14.90%	18.65%	(9.44)%		22.47%	35.86%		(39.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,623,132	$1,472,191	$1,396,220		$1,752,837	$1,662,787		$838,774
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.99%	0.97	%(c)	0.99%	0.98	%(c)	1.01%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.99%	0.97	%(c)	0.98%	0.84%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.99%	0.98%		0.99%	0.99	%(c)	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.47%	0.84%	0.88%		1.01%	1.51%		1.34%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.48%	0.84%	0.88%		1.01%	1.67%		1.34%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.47%	0.84%	0.87%		1.01%	1.51%		1.32%
Portfolio turnover rate	22%	27%	29%		35%	155%		38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$10.56	$9.01	$9.04

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.11 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.54	1.59	0.05

Total from investment operations	1.58	1.70	0.08

Less distributions:
Dividends from net investment income	—	(0.15)	(0.11)

Net asset value, end of period	$12.14	$10.56	$9.01

Total return (b)	14.96%	18.91%	0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,576	$11,434	$9,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.73%	0.74%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.74%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.74%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.73%	1.10%	3.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	1.10%	3.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	1.10%	3.43%
Portfolio turnover rate	22%	27%	29%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Commercial Paper	51.4%
Government Securities	28.1
Certificates of Deposit	13.4
Time Deposits	2.7
Cash and Other	4.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,000.00	$0.62
Hypothetical (5% average return before expenses)	1,000.00	1,024.17	0.63
Class IB
Actual	1,000.00	1,000.00	0.62
Hypothetical (5% average return before expenses)	1,000.00	1,024.17	0.63

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.13% and 0.13%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (13.4%)
Bank of Montreal/Illinois
0.16%, 8/15/13	$35,000,000	$35,000,000
Mizuho Corporate Bank/New York
0.23%, 9/6/13	35,000,000	34,999,675
Norinchukin Bank/New York
0.23%, 9/10/13	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
0.23%, 9/6/13	35,000,000	35,000,000
Toronto-Dominion Bank/New York
0.15%, 8/6/13	35,000,000	35,000,000

Total Certificates of Deposit		174,999,675

Commercial Paper (51.4%)
American Honda Finance Corp.
0.10%, 8/6/13 (p)	35,000,000	34,996,500
Bank of Nova Scotia/New York
0.00%, 7/1/13 (p)	40,000,000	40,000,000
BMW U.S. Capital LLC
0.09%, 7/16/13 (n)(p)	34,000,000	33,998,583
Coca-Cola Co.
0.11%, 9/20/13 (n)(p)	35,000,000	34,991,337
Emerson Electric Co.
0.10%, 7/15/13 (n)(p)	22,600,000	22,599,033
Exxon Mobil Corp.
0.08%, 7/22/13 (p)	35,000,000	34,998,265
General Electric Capital Corp.
0.00%, 7/1/13 (p)	20,000,000	20,000,000
0.09%, 8/23/13 (p)	35,000,000	34,995,362
Glaxosmithkline Finance plc
0.10%, 7/24/13 (n)(p)	35,000,000	34,997,764
Google, Inc.
0.08%, 9/12/13 (n)(p)	35,000,000	34,994,322
HSBC USA, Inc.
0.00%, 7/1/13 (p)	30,000,000	30,000,000
IBM Corp.
0.04%, 7/8/13 (n)(p)	35,000,000	34,999,728
Merck & Co., Inc.
0.09%, 9/23/13 (n)(p)	35,000,000	34,992,650
MetLife Short Term Funding LLC
0.00%, 7/1/13 (n)(p)	35,000,000	35,000,000
National Australia Funding Delaware, Inc.
0.16%, 8/19/13 (n)(p)	35,000,000	34,992,378
Nestle Capital Corp.
0.08%, 7/22/13 (n)(p)	35,000,000	34,998,367

Procter & Gamble Co.
0.09%, 9/13/13 (n)(p)	$35,000,000	$34,993,525
Roche Holdings, Inc.
0.10%, 9/12/13 (n)(p)	35,000,000	34,992,903
State Street Corp.
0.15%, 8/13/13 (p)	35,000,000	34,993,729
Wal-Mart Stores, Inc.
0.10%, 7/16/13 (n)(p)	35,000,000	34,998,396

Total Commercial Paper		671,532,842

Government Securities (28.1%)
Federal Home Loan Mortgage Corp.
0.06%, 9/3/13 (o)(p)	50,000,000	49,994,667
U.S. Treasury Bills
0.05%, 7/18/13 (p)	35,000,000	34,999,173
0.09%, 7/25/13 (p)	30,000,000	29,998,080
0.10%, 8/1/13 (p)	40,000,000	39,996,383
0.04%, 8/8/13 (p)	24,000,000	23,999,113
0.03%, 8/22/13 (p)	58,000,000	57,997,068
0.10%, 9/19/13 (p)	60,000,000	59,986,000
0.07%, 12/5/13 (p)	23,000,000	22,992,979
U.S. Treasury Notes
0.05%, 7/31/13 (p)	47,000,000	47,013,037

Total Government Securities		366,976,500

Time Deposit (2.7%)
Canadian Imperial Bank of Commerce/Cayman Islands
0.03%, 7/1/13	35,000,000	35,000,000

Total Investments (95.6%) (Amortized Cost $1,248,509,017)		1,248,509,017
Other Assets Less Liabilities (4.4%)		56,863,941

Net Assets (100%)		$1,305,372,958

Federal Income Tax Cost of Investments		$1,248,509,017

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2013.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$ —	$1,248,509,017	$ —	$1,248,509,017

Total Assets	$ —	$1,248,509,017	$ —	$1,248,509,017

Total Liabilities	$ —	$—	$ —	$—

Total	$ —	$1,248,509,017	$ —	$1,248,509,017

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,248,509,017)	$1,248,509,017
Cash	395,382
Receivable for securities sold	46,000,000
Receivable from Separate Accounts for Trust shares sold	13,658,546
Dividends, interest and other receivables	191,308
Other assets	17,839

Total assets	1,308,772,092

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,946,795
Administrative fees payable	82,776
Trustees’ fees payable	1,678
Accrued expenses	367,885

Total liabilities	3,399,134

NET ASSETS	$1,305,372,958

Net assets were comprised of:
Paid in capital	$1,305,366,262
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss) on investments	6,696

Net assets	$1,305,372,958

Class IA
Net asset value, offering and redemption price per share, $412,966,497 / 412,752,433 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $892,406,461 / 892,401,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$820,951

EXPENSES
Investment management fees	2,216,922
Distribution fees - Class IB	1,126,378
Administrative fees	677,909
Distribution fees - Class IA	507,425
Printing and mailing expenses	74,884
Custodian fees	44,631
Professional fees	35,007
Trustees’ fees	18,768
Miscellaneous	15,073

Gross expenses	4,716,997
Less: Waiver from investment advisor	(2,262,243)
Waiver from distributor	(1,633,803)

Net expenses	820,951

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on securities	5,277

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net realized gain (loss) on investments	$5,277	$8,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,277	8,021

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 160,685,246 and 388,587,223 shares, respectively ]	160,768,194	388,786,563
Capital shares repurchased [ (171,858,440) and (516,535,667) shares, respectively ]	(171,947,109)	(516,798,964)

Total Class IA transactions	(11,178,915)	(128,012,401)

Class IB
Capital shares sold [ 1,280,609,374 and 2,104,353,689 shares, respectively ]	1,280,613,649	2,104,348,300
Capital shares repurchased [ (1,324,594,743) and (2,119,172,454) shares, respectively ]	(1,324,598,948)	(2,119,163,977)

Total Class IB transactions	(43,985,299)	(14,815,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,164,214)	(142,828,078)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,158,937)	(142,820,057)
NET ASSETS:
Beginning of period	1,360,531,895	1,503,351,952

End of period (a)	$1,305,372,958	$1,360,531,895

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	— (e)	— (e)	—	(e)	—	#(e)	—	#(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments	— #	— #	—	#	—	#	—	#	—	#

Total from investment operations	— #	— #	—	#	—	#	—	#	0.02

Less distributions:
Dividends from net investment income	—	—	—	#	—	#	—	#	(0.02)
Distributions from net realized gains	—	—	—	#	—		—		—

Total dividends and distributions	—	—	—	#	—	#	—	#	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total return (b)	0.00%	0.00%	0.01%		0.08%		0.25%		2.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$412,966	$424,144	$552,153		$609,865		$676,438		$2,037,507
Ratio of expenses to average net assets:
After waivers (a)	0.13%	0.12%	0.13%		0.14%		0.07%		0.47%
Before waivers (a)	0.72%	0.72%	0.46%		0.46%		0.47%		0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%	—%		0.09%		0.24%		2.03%
Before waivers (a)	(0.60)%	(0.60)%	(0.33)%		(0.23)%		(0.15)%		2.03%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	— (e)	— (e)	—	(e)	—	#(e)	—	#(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments	— #	— #	—	#	—	#	—	#	—	#

Total from investment operations	— #	— #	—	#	—	#	—	#	0.02

Less distributions:
Dividends from net investment income	—	—	—	#	—	#	—		(0.02)
Distributions from net realized gains	—	—	—	#	—		—		—

Total dividends and distributions	—	—	—	#	—	#	—		(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total return (b)	0.00%	0.00%	0.01%		0.00%		0.01%		2.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$892,406	$936,388	$951,199		$973,940		$1,320,835		$1,928,723
Ratio of expenses to average net assets:
After waivers (a)	0.13%	0.12%	0.12%		0.23%		0.32%		0.72	%(c)
Before waivers (a)	0.72%	0.72%	0.71%		0.71%		0.72%		0.72	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%	—%		—	%‡‡	(0.01)%		1.95%
Before waivers (a)	(0.60)%	(0.60)%	(0.59)%		(0.48)%		(0.41)%		1.95%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Staples	24.7%
Health Care	19.7
Information Technology	18.2
Consumer Discretionary	12.7
Financials	6.9
Industrials	6.0
Energy	4.7
Materials	4.0
Cash and Other	3.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,104.70	$5.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.12	5.73
Class IB
Actual	1,000.00	1,104.40	5.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.12	5.73

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.14% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (2.1%)
Johnson Controls, Inc.	204,921	$7,334,123

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	144,600	9,469,854

Specialty Retail (4.8%)
Bed Bath & Beyond, Inc.*	124,121	8,800,179
TJX Cos., Inc.	170,700	8,545,242

		17,345,421

Textiles, Apparel & Luxury Goods (3.2%)
NIKE, Inc., Class B	178,900	11,392,352

Total Consumer Discretionary		45,541,750

Consumer Staples (24.7%)
Beverages (6.3%)
Coca-Cola Co.	351,400	14,094,654
PepsiCo, Inc.	107,140	8,762,980

		22,857,634

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	69,000	7,629,330

Food Products (5.0%)
Mondelez International, Inc., Class A	379,400	10,824,282
Unilever N.V. (N.Y. Shares)	179,100	7,040,421

		17,864,703

Household Products (6.0%)
Colgate-Palmolive Co.	182,406	10,450,040
Procter & Gamble Co.	143,896	11,078,553

		21,528,593

Personal Products (2.5%)
Estee Lauder Cos., Inc., Class A	134,900	8,872,373

Tobacco (2.8%)
Philip Morris International, Inc.	117,400	10,169,188

Total Consumer Staples		88,921,821

Energy (4.7%)
Energy Equipment & Services (1.8%)
Cameron International Corp.*	103,200	6,311,712

Oil, Gas & Consumable Fuels (2.9%)
Occidental Petroleum Corp.	118,900	10,609,447

Total Energy		16,921,159

Financials (6.9%)
Capital Markets (1.8%)
State Street Corp.	98,500	6,423,185

Commercial Banks (3.3%)
Wells Fargo & Co.	292,700	12,079,729

Consumer Finance (1.8%)
American Express Co.	85,700	6,406,932

Total Financials		24,909,846

	Number of Shares	Value (Note 1)

Health Care (19.7%)
Biotechnology (4.0%)
Biogen Idec, Inc.*	65,894	$14,180,389

Health Care Equipment & Supplies (6.1%)
Abbott Laboratories	390,450	13,618,896
Stryker Corp.	129,995	8,408,076

		22,026,972

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	168,700	9,418,521

Pharmaceuticals (7.0%)
Allergan, Inc.	132,400	11,153,376
Sanofi S.A. (ADR)	270,900	13,954,059

		25,107,435

Total Health Care		70,733,317

Industrials (6.0%)
Air Freight & Logistics (3.3%)
United Parcel Service, Inc., Class B	139,800	12,089,904

Industrial Conglomerates (2.7%)
General Electric Co.	415,000	9,623,850

Total Industrials		21,713,754

Information Technology (18.2%)
Communications Equipment (4.6%)
Juniper Networks, Inc.*	386,814	7,469,378
QUALCOMM, Inc.	149,500	9,131,460

		16,600,838

Computers & Peripherals (1.5%)
EMC Corp.	226,200	5,342,844

Internet Software & Services (6.2%)
eBay, Inc.*	189,400	9,795,768
Google, Inc., Class A*	14,240	12,536,469

		22,332,237

IT Services (4.9%)
Accenture plc, Class A	87,200	6,274,912
Visa, Inc., Class A	61,200	11,184,300

		17,459,212

Software (1.0%)
Oracle Corp.	117,100	3,597,312

Total Information Technology		65,332,443

Materials (4.0%)
Chemicals (4.0%)
Monsanto Co.	146,300	14,454,440

Total Materials		14,454,440

Total Investments (96.9%) (Cost $265,849,440)		348,528,530

Other Assets Less Liabilities (3.1%)		11,061,934

Net Assets (100%)		$359,590,464

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,541,750	$—	$—	$45,541,750
Consumer Staples	88,921,821	—	—	88,921,821
Energy	16,921,159	—	—	16,921,159
Financials	24,909,846	—	—	24,909,846
Health Care	70,733,317	—	—	70,733,317
Industrials	21,713,754	—	—	21,713,754
Information Technology	65,332,443	—	—	65,332,443
Materials	14,454,440	—	—	14,454,440

Total Assets	$348,528,530	$—	$—	$348,528,530

Total Liabilities	$—	$—	$—	$—

Total	$348,528,530	$—	$—	$348,528,530

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,507,351
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,818,515

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,607,341
Aggregate gross unrealized depreciation	(1,252,008)

Net unrealized appreciation	$81,355,333

Federal income tax cost of investments	$267,173,197

For the six months ended June 30, 2013, the Portfolio incurred approximately $2,496 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $265,849,440)	$348,528,530
Cash	11,114,257
Receivable for securities sold	3,965,720
Dividends, interest and other receivables	568,695
Receivable from Separate Accounts for Trust shares sold	249,075
Other assets	5,082

Total assets	364,431,359

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,699,708
Payable for securities purchased	1,756,637
Investment management fees payable	227,241
Distribution fees payable - Class IB	70,253
Administrative fees payable	33,169
Distribution fees payable - Class IA	5,494
Accrued expenses	48,393

Total liabilities	4,840,895

NET ASSETS	$359,590,464

Net assets were comprised of:
Paid in capital	$255,628,002
Accumulated undistributed net investment income (loss)	1,248,259
Accumulated undistributed net realized gain (loss) on investments	20,035,113
Net unrealized appreciation (depreciation) on investments	82,679,090

Net assets	$359,590,464

Class IA
Net asset value, offering and redemption price per share, $25,986,115 / 3,376,555 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.70

Class IB
Net asset value, offering and redemption price per share, $333,604,349 / 43,226,915 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$3,284,578
Interest	5,494

Total income	3,290,072

EXPENSES
Investment management fees	1,378,208
Distribution fees - Class IB	427,526
Administrative fees	201,308
Distribution fees - Class IA	31,876
Professional fees	26,010
Printing and mailing expenses	20,186
Custodian fees	10,165
Trustees’ fees	5,100
Miscellaneous	3,323

Gross expenses	2,103,702
Less: Fees paid indirectly	(61,889)

Net expenses	2,041,813

NET INVESTMENT INCOME (LOSS)	1,248,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	20,605,726
Net change in unrealized appreciation (depreciation) on securities	14,241,553

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,847,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,095,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,248,259	$2,998,009
Net realized gain (loss) on investments	20,605,726	28,605,723
Net change in unrealized appreciation (depreciation) on investments	14,241,553	11,095,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,095,538	42,699,588

DIVIDENDS:
Dividends from net investment income
Class IA	—	(223,511)
Class IB	—	(2,802,021)

TOTAL DIVIDENDS	—	(3,025,532)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 634,890 and 1,068,797 shares, respectively ]	4,898,579	7,178,065
Capital shares issued in reinvestment of dividends [ 0 and 31,901 shares, respectively ]	—	223,511
Capital shares repurchased [ (740,038) and (1,292,509) shares, respectively ]	(5,615,973)	(8,787,943)

Total Class IA transactions	(717,394)	(1,386,367)

Class IB
Capital shares sold [ 1,715,604 and 5,580,263 shares, respectively ]	13,054,008	37,423,659
Capital shares issued in reinvestment of dividends [ 0 and 398,911 shares, respectively ]	—	2,802,021
Capital shares repurchased [ (5,080,047) and (10,175,334) shares, respectively ]	(38,944,955)	(69,567,812)

Total Class IB transactions	(25,890,947)	(29,342,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,608,341)	(30,728,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,487,197	8,945,557
NET ASSETS:
Beginning of period	350,103,267	341,157,710

End of period (a)	$359,590,464	$350,103,267

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,248,259	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$6.97	$6.25	$6.11	$5.67	$4.39	$6.56

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.05 (e)	0.05 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.70	0.72	0.14	0.44	1.28	(2.17)

Total from investment operations	0.73	0.78	0.19	0.49	1.31	(2.15)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.05)	(0.03)	(0.02)

Net asset value, end of period	$7.70	$6.97	$6.25	$6.11	$5.67	$4.39

Total return (b)	10.47%	12.48%	3.09%	8.61%	29.94%	(32.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,986	$24,281	$22,958	$22,437	$10,532	$5,898
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.15%	0.89%	0.89%	0.91%	0.90%
After waivers and fees paid indirectly (a)	1.11%	1.12%	0.85%	0.86%	0.88%	0.88%
Before waivers and fees paid indirectly (a)	1.14%	1.15%	0.89%	0.89%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.65%	0.81%	0.72%	0.83%	0.60%	0.36%
After waivers and fees paid indirectly (a)	0.68%	0.84%	0.75%	0.86%	0.63%	0.38%
Before waivers and fees paid indirectly (a)	0.65%	0.81%	0.72%	0.83%	0.60%	0.36%
Portfolio turnover rate	28%	46%	52%	55%	41%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$6.99	$6.27	$6.12	$5.69	$4.40	$6.57

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.03 (e)	0.03 (e)	0.02 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments	0.70	0.72	0.15	0.43	1.29	(2.17)

Total from investment operations	0.73	0.78	0.18	0.46	1.31	(2.16)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$7.72	$6.99	$6.27	$6.12	$5.69	$4.40

Total return (b)	10.44%	12.44%	2.99%	8.14%	29.77%	(32.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$333,604	$325,822	$318,200	$352,867	$360,580	$295,780
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.15%	1.14%	1.14%	1.16%	1.15	%(c)
After waivers and fees paid indirectly (a)	1.11%	1.11%	1.10%	1.11%	1.13%	1.13%
Before waivers and fees paid indirectly (a)	1.14%	1.15%	1.14%	1.14%	1.16%	1.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.65%	0.80%	0.47%	0.53%	0.36%	0.17%
After waivers and fees paid indirectly (a)	0.68%	0.83%	0.50%	0.56%	0.39%	0.20%
Before waivers and fees paid indirectly (a)	0.65%	0.80%	0.47%	0.53%	0.36%	0.17%
Portfolio turnover rate	28%	46%	52%	55%	41%	52%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	29.0%
Consumer Discretionary	20.4
Industrials	12.9
Financials	10.7
Health Care	9.9
Consumer Staples	6.6
Materials	4.8
Energy	2.8
Utilities	1.4
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,151.50	$5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.43	5.42
Class IB
Actual	1,000.00	1,151.20	5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.43	5.42
Class K
Actual	1,000.00	1,152.80	4.45
Hypothetical (5% average return before expenses)	1,000.00	1,020.66	4.17

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.4%)
Automobiles (2.5%)
Tesla Motors, Inc.*	227,700	$24,461,811

Hotels, Restaurants & Leisure (5.3%)
Dunkin’ Brands Group, Inc.	410,491	17,577,224
Panera Bread Co., Class A*	138,406	25,735,212
Wyndham Worldwide Corp.	165,277	9,458,803

		52,771,239

Internet & Catalog Retail (3.5%)
Groupon, Inc.*	2,732,813	23,228,911
TripAdvisor, Inc.*	194,890	11,862,954

		35,091,865

Media (2.8%)
Aimia, Inc.	711,355	10,646,313
Morningstar, Inc.	218,022	16,914,147

		27,560,460

Multiline Retail (2.6%)
Dollar Tree, Inc.*	516,465	26,257,080

Specialty Retail (1.1%)
Sally Beauty Holdings, Inc.*	166,988	5,193,327
Ulta Salon Cosmetics & Fragrance, Inc.*	54,968	5,505,595

		10,698,922

Textiles, Apparel & Luxury Goods (2.6%)
Carter’s, Inc.	350,552	25,965,387

Total Consumer Discretionary		202,806,764

Consumer Staples (6.6%)
Beverages (1.8%)
Monster Beverage Corp.*	297,653	18,088,373

Food Products (4.8%)
McCormick & Co., Inc. (Non-Voting)	320,004	22,515,481
Mead Johnson Nutrition Co.	314,983	24,956,103

		47,471,584

Total Consumer Staples		65,559,957

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Range Resources Corp.	293,143	22,665,817
Ultra Petroleum Corp.*	246,581	4,887,235

Total Energy		27,553,052

Financials (10.7%)
Diversified Financial Services (5.8%)
IntercontinentalExchange, Inc.*	101,146	17,979,713
McGraw Hill Financial, Inc.	271,817	14,457,946
MSCI, Inc.*	754,509	25,102,515

		57,540,174

Insurance (4.9%)
Arch Capital Group Ltd.*	465,228	23,917,371
Progressive Corp.	973,771	24,753,259

		48,670,630

Total Financials		106,210,804

Health Care (9.9%)
Biotechnology (0.6%)
Ironwood Pharmaceuticals, Inc.*	594,973	$5,919,981

Health Care Equipment & Supplies (2.0%)
Intuitive Surgical, Inc.*	38,657	19,582,863

Health Care Providers & Services (0.8%)
Qualicorp S.A.*	1,054,449	8,033,537

Health Care Technology (2.5%)
athenahealth, Inc.*	295,401	25,026,373

Life Sciences Tools & Services (4.0%)
Illumina, Inc.*	535,572	40,082,208

Total Health Care		98,644,962

Industrials (12.9%)
Commercial Services & Supplies (6.6%)
Covanta Holding Corp.	748,781	14,990,596
Edenred	1,141,213	34,908,307
Stericycle, Inc.*	139,570	15,412,715

		65,311,618

Machinery (1.0%)
Colfax Corp.*	195,494	10,187,193

Professional Services (5.3%)
IHS, Inc., Class A*	232,818	24,301,543
Intertek Group plc	285,002	12,670,439
Verisk Analytics, Inc., Class A*	257,741	15,387,137

		52,359,119

Total Industrials		127,857,930

Information Technology (29.0%)
Communications Equipment (3.3%)
Motorola Solutions, Inc.	571,069	32,967,813

Computers & Peripherals (0.6%)
3D Systems Corp.*	147,074	6,456,549

Internet Software & Services (11.8%)
Akamai Technologies, Inc.*	660,157	28,089,680
LinkedIn Corp., Class A*	129,279	23,050,446
Mail.ru Group Ltd. (GDR) (b)	176,169	5,049,004
MercadoLibre, Inc.	83,398	8,986,968
Qihoo 360 Technology Co., Ltd. (ADR)*	259,936	12,001,245
SINA Corp.*	88,762	4,946,706
Yandex N.V., Class A*	838,133	23,157,615
Youku Tudou, Inc. (ADR)*	617,298	11,845,949

		117,127,613

IT Services (2.8%)
Gartner, Inc.*	489,928	27,920,997

Semiconductors & Semiconductor Equipment (1.8%)
First Solar, Inc.*	395,161	17,675,551

Software (8.7%)
Palantir Technologies, Inc. (ADR)*†(b)	573,031	1,397,909
Salesforce.com, Inc.*	578,565	22,089,612
ServiceNow, Inc.*	148,212	5,986,283
Solera Holdings, Inc.	610,729	33,987,069
Splunk, Inc.*	151,317	7,015,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Workday, Inc., Class A*	156,503	$10,030,277
Zynga, Inc., Class A*	2,089,414	5,808,571

		86,314,777

Total Information Technology		288,463,300

Materials (4.8%)
Chemicals (2.5%)
Rockwood Holdings, Inc.	381,895	24,452,737

Construction Materials (2.3%)
Martin Marietta Materials, Inc.	237,957	23,419,728

Total Materials		47,872,465

Utilities (1.4%)
Electric Utilities (1.4%)
Brookfield Infrastructure Partners LP	396,204	14,469,370

Total Utilities		14,469,370

Total Common Stocks (98.5%) (Cost $779,203,257)		979,438,604

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%*†(b)	1,405,653	$—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (98.5%) (Cost $782,717,388)		979,438,604
Other Assets Less Liabilities (1.5%)		15,149,229

Net Assets (100%)		$994,587,833

*	Non-income producing.
†	Securities (totaling $1,397,909 or 0.1% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$202,806,764	$—	$—	$202,806,764
Consumer Staples	65,559,957	—	—	65,559,957
Energy	27,553,052	—	—	27,553,052
Financials	106,210,804	—	—	106,210,804
Health Care	98,644,962	—	—	98,644,962
Industrials	80,279,184	47,578,746	—	127,857,930
Information Technology	282,016,387	5,049,004	1,397,909	288,463,300
Materials	47,872,465	—	—	47,872,465
Utilities	14,469,370	—	—	14,469,370
Preferred Stocks
Consumer Discretionary	—	—	—	—

Total Assets	$925,412,945	$52,627,750	$1,397,909	$979,438,604

Total Liabilities	$—	$—	$—	$—

Total	$925,412,945	$52,627,750	$1,397,909	$979,438,604

(a)	A security with a market value of $8,033,537 transferred from Level 2 to Level 1 since the beginning of the period due to the security no longer being valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$238,171,488
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$332,483,992

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,165,413
Aggregate gross unrealized depreciation	(51,352,081)

Net unrealized appreciation	$198,813,332

Federal income tax cost of investments	$780,625,272

For the six months ended June 30, 2013, the Portfolio incurred approximately $68 as brokerage commissions with Bank of America Corp., $1,926 with Citation Financial Group and $2,600 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $782,717,388)	$979,438,604
Cash	12,715,570
Foreign cash (Cost $11)	11
Receivable for securities sold	2,669,205
Dividends, interest and other receivables	553,609
Receivable from Separate Accounts for Trust shares sold	429,417
Other assets	13,367

Total assets	995,819,783

LIABILITIES
Investment management fees payable	571,053
Payable to Separate Accounts for Trust shares redeemed	299,903
Distribution fees payable - Class IB	179,103
Administrative fees payable	85,150
Distribution fees payable - Class IA	16,605
Accrued expenses	80,136

Total liabilities	1,231,950

NET ASSETS	$994,587,833

Net assets were comprised of:
Paid in capital	$781,595,253
Accumulated undistributed net investment income (loss)	1,135,929
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	15,142,318
Net unrealized appreciation (depreciation) on investments and foreign currency translations	196,714,333

Net assets	$994,587,833

Class IA
Net asset value, offering and redemption price per share, $81,273,742 / 4,513,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.01

Class IB
Net asset value, offering and redemption price per share, $872,998,911 / 48,985,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.82

Class K
Net asset value, offering and redemption price per share, $40,315,180 / 2,236,246 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $208,304 foreign withholding tax)	$4,194,734
Interest	10,378

Total income	4,205,112

EXPENSES
Investment management fees	3,398,580
Distribution fees - Class IB	1,066,549
Administrative fees	507,556
Distribution fees - Class IA	98,163
Printing and mailing expenses	52,999
Custodian fees	32,230
Professional fees	31,965
Trustees’ fees	13,392
Miscellaneous	11,394

Gross expenses	5,212,828
Less: Fees paid indirectly	(54,464)

Net expenses	5,158,364

NET INVESTMENT INCOME (LOSS)	(953,252)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,404,293
Foreign currency transactions	(2,160)

Net realized gain (loss)	15,402,133

Change in unrealized appreciation (depreciation) on:
Securities	122,288,036
Foreign currency translations	(4,657)

Net change in unrealized appreciation (depreciation)	122,283,379

NET REALIZED AND UNREALIZED GAIN (LOSS)	137,685,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,732,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(953,252)	$3,553,617
Net realized gain (loss) on investments and foreign currency transactions	15,402,133	10,874,276
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	122,283,379	60,578,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	136,732,260	75,006,730

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(209,806)
Class IB	—	(2,269,656)
Class K	—	(163,441)

	—	(2,642,903)

Distributions from net realized capital gains
Class IA	—	(1,271,597)
Class IB	—	(13,844,093)
Class K	—	(657,272)

	—	(15,772,962)

Return of capital
Class IA	—	(149,537)
Class IB	—	(1,617,667)
Class K	—	(116,490)

	—	(1,883,694)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,299,559)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 306,474 and 1,115,692 shares, respectively ]	5,264,040	17,702,752
Capital shares issued in reinvestment of dividends and distributions [ 0 and 105,113 shares, respectively ]	—	1,630,940
Capital shares repurchased [ (677,176) and (1,484,079) shares, respectively ]	(11,459,559)	(23,303,462)

Total Class IA transactions	(6,195,519)	(3,969,770)

Class IB
Capital shares sold [ 1,983,483 and 7,546,060 shares, respectively ]	33,942,636	119,798,466
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,154,491 shares, respectively ]	—	17,731,416
Capital shares repurchased [ (6,273,919) and (10,117,973) shares, respectively ]	(105,888,521)	(156,116,920)

Total Class IB transactions	(71,945,885)	(18,587,038)

Class K
Capital shares sold [ 145,948 and 708,513 shares, respectively ]	2,471,655	11,481,887
Capital shares issued in reinvestment of dividends and distributions [ 0 and 60,331 shares, respectively ]	—	937,203
Capital shares repurchased [ (341,464) and (763,214) shares, respectively ]	(5,817,006)	(12,017,963)

Total Class K transactions	(3,345,351)	401,127

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,486,755)	(22,155,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,245,505	32,551,490
NET ASSETS:
Beginning of period	939,342,328	906,790,838

End of period (a)	$994,587,833	$939,342,328

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,135,929	$2,089,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012	2011		2010	2009		2008
Net asset value, beginning of period	$15.64		$14.69	$17.27		$13.08	$8.31		$15.73

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.05 (e)	(0.04	)(e)	0.05 (e)	0.01	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.39		1.23	(1.27)		4.21	4.76		(7.45)

Total from investment operations	2.37		1.28	(1.31)		4.26	4.77		(7.42)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.04)		(0.06)	—		—
Distributions from net realized gains	—		(0.26)	(1.23)		(0.01)	—		—
Return of capital	—		(0.03)	—		—	—		—

Total dividends and distributions	—		(0.33)	(1.27)		(0.07)	—		—

Net asset value, end of period	$18.01		$15.64	$14.69		$17.27	$13.08		$8.31

Total return (b)	15.15%		8.76%	(7.46)%		32.57%	57.40%		(47.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,274		$76,410	$75,634		$119,147	$79,442		$44,837
Ratio of expenses to average net assets:
After waivers (a)	1.08%		1.09%	0.83%		0.83%	0.85%		0.81%
After waivers and fees paid indirectly (a)	1.07%		1.08%	0.82%		0.81%	0.83%		0.79%
Before waivers and fees paid indirectly (a)	1.08%		1.09%	0.83%		0.83%	0.87%		0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.22)%		0.34%	(0.22)%		0.32%	0.08%		0.21%
After waivers and fees paid indirectly (a)	(0.21)%		0.35%	(0.21)%		0.34%	0.10%		0.22%
Before waivers and fees paid indirectly (a)	(0.22)%		0.34%	(0.22)%		0.32%	0.06%		0.15%
Portfolio turnover rate	25%		34%	32%		34%	33%		28%

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012	2011		2010	2009		2008
Net asset value, beginning of period	$15.48		$14.54	$17.16		$12.99	$8.27		$15.70

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.05 (e)	(0.08	)(e)	0.01 (e)	(0.02	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.36		1.22	(1.27)		4.19	4.74		(7.42)

Total from investment operations	2.34		1.27	(1.35)		4.20	4.72		(7.43)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.04)		(0.02)	—		—
Distributions from net realized gains	—		(0.26)	(1.23)		(0.01)	—		—
Return of capital	—		(0.03)	—		—	—		—

Total dividends and distributions	—		(0.33)	(1.27)		(0.03)	—		—

Net asset value, end of period	$17.82		$15.48	$14.54		$17.16	$12.99		$8.27

Total return (b)	15.12%		8.77%	(7.74)%		32.31%	57.07%		(47.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$872,999		$824,892	$795,511		$823,300	$521,616		$255,766
Ratio of expenses to average net assets:
After waivers (a)	1.08%		1.09%	1.08%		1.08%	1.10%		1.06%
After waivers and fees paid indirectly (a)	1.07%		1.08%	1.07%		1.06%	1.08%		1.04%
Before waivers and fees paid indirectly (a)	1.08%		1.09%	1.08%		1.08%	1.12%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.22)%		0.34%	(0.46)%		0.06%	(0.17)%		(0.06)%
After waivers and fees paid indirectly (a)	(0.21)%		0.35%	(0.45)%		0.09%	(0.15)%		(0.05)%
Before waivers and fees paid indirectly (a)	(0.22)%		0.34%	(0.46)%		0.06%	(0.19)%		(0.12)%
Portfolio turnover rate	25%		34%	32%		34%	33%		28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$15.64		$14.69	$16.61

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.10 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.39		1.22	(0.69)

Total from investment operations	2.39		1.32	(0.69)

Less distributions:
Dividends from net investment income	—		(0.08)	—
Distributions from net realized gains	—		(0.26)	(1.23)
Return of capital	—		(0.03)	—

Total dividends and distributions	—		(0.37)	(1.23)

Net asset value, end of period	$18.03		$15.64	$14.69

Total return (b)	15.28%		9.03%	(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,315		$38,041	$35,646
Ratio of expenses to average net assets:
After waivers (a)	0.83%		0.84%	0.85%
After waivers and fees paid indirectly (a)	0.82%		0.83%	0.85%
Before waivers and fees paid indirectly (a)	0.83%		0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.03%		0.61%	0.11%
After waivers and fees paid indirectly (a)	0.04%		0.63%	0.11%
Before waivers and fees paid indirectly (a)	0.03%		0.61%	0.11%
Portfolio turnover rate	25%		34%	32%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	15.4%
Information Technology	11.1
Consumer Staples	10.2
Health Care	9.3
Energy	8.8
Consumer Discretionary	8.6
Industrials	5.9
Materials	3.4
Utilities	3.1
Telecommunication Services	2.2
Cash and Other	22.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,127.70	$6.06
Hypothetical (5% average return before expenses)	1,000.00	1,019.10	5.75
Class IB
Actual	1,000.00	1,127.90	6.06
Hypothetical (5% average return before expenses)	1,000.00	1,019.10	5.75
Class K
Actual	1,000.00	1,128.70	4.74
Hypothetical (5% average return before expenses)	1,000.00	1,020.34	4.50

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,694	$145,938
Delphi Automotive plc	4,384	222,225
Goodyear Tire & Rubber Co.*	3,757	57,445
International Automotive Components Group North America LLC*†(b)	131,578	56,187
Johnson Controls, Inc.	10,260	367,205

		849,000

Automobiles (0.8%)
Ford Motor Co.	58,660	907,470
General Motors Co.*	127,760	4,255,685
Harley-Davidson, Inc.	3,374	184,963

		5,348,118

Distributors (0.0%)
Genuine Parts Co.	2,336	182,372

Diversified Consumer Services (0.0%)
H&R Block, Inc.	4,014	111,388

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	6,621	227,034
Chipotle Mexican Grill, Inc.*	456	166,144
Darden Restaurants, Inc.	1,898	95,811
International Game Technology	3,854	64,400
Marriott International, Inc., Class A	3,593	145,049
McDonald’s Corp.	14,981	1,483,119
Starbucks Corp.	11,170	731,523
Starwood Hotels & Resorts Worldwide, Inc.	2,909	183,820
Wyndham Worldwide Corp.	2,024	115,834
Wynn Resorts Ltd.	1,201	153,728
Yum! Brands, Inc.	6,749	467,976

		3,834,438

Household Durables (0.1%)
D.R. Horton, Inc.	4,106	87,376
Garmin Ltd.	1,615	58,398
Harman International Industries, Inc.	1,073	58,157
Leggett & Platt, Inc.	2,105	65,444
Lennar Corp., Class A	2,485	89,559
Newell Rubbermaid, Inc.	4,262	111,878
PulteGroup, Inc.*	5,000	94,850
Whirlpool Corp.	1,176	134,487

		700,149

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	5,436	1,509,523
Expedia, Inc.	1,395	83,909
Netflix, Inc.*	830	175,205
priceline.com, Inc.*	772	638,544
TripAdvisor, Inc.*	1,627	99,036

		2,506,217

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,732	77,646

Mattel, Inc.	5,159	$233,754

		311,400

Media (4.2%)
British Sky Broadcasting Group plc	261,240	3,146,877
Cablevision Systems Corp. - New York Group, Class A	3,115	52,394
CBS Corp., Class B	8,533	417,008
Comcast Corp., Class A	60,525	2,487,988
DIRECTV*	8,350	514,527
Discovery Communications, Inc., Class A*	3,644	281,353
Gannett Co., Inc.	3,418	83,604
Interpublic Group of Cos., Inc.	6,446	93,789
News Corp., Class A	29,779	970,796
News Corp., Class B	221,451	7,268,022
Omnicom Group, Inc.	3,854	242,301
Reed Elsevier plc	421,571	4,789,677
Scripps Networks Interactive, Inc., Class A	1,227	81,915
Time Warner Cable, Inc.	43,200	4,859,136
Time Warner, Inc.	13,952	806,705
Tribune Co., Class 1C Litigation Interests*†(b)	24,102	—
Tribune Co., Class A*	18,566	1,056,405
Tribune Co., Class B*	11,384	643,196
Viacom, Inc., Class B	6,671	453,962
Walt Disney Co.	26,862	1,696,335
Washington Post Co., Class B	66	31,929

		29,977,919

Multiline Retail (0.6%)
Dollar General Corp.*	4,503	227,086
Dollar Tree, Inc.*	3,349	170,263
Family Dollar Stores, Inc.	1,436	89,477
J.C. Penney Co., Inc.*	2,223	37,969
Kohl’s Corp.	57,006	2,879,373
Macy’s, Inc.	5,741	275,568
Nordstrom, Inc.	2,262	135,584
Target Corp.	9,590	660,368

		4,475,688

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	1,232	55,748
AutoNation, Inc.*	532	23,084
AutoZone, Inc.*	546	231,335
Bed Bath & Beyond, Inc.*	3,273	232,056
Best Buy Co., Inc.	4,012	109,648
CarMax, Inc.*	3,378	155,928
GameStop Corp., Class A	1,730	72,712
Gap, Inc.	4,296	179,272
Home Depot, Inc.	21,818	1,690,240
L Brands, Inc.	3,532	173,951
Lowe’s Cos., Inc.	16,027	655,504
O’Reilly Automotive, Inc.*	1,656	186,499
PetSmart, Inc.	1,528	102,361
Ross Stores, Inc.	3,315	214,845
Staples, Inc.	9,799	155,412
Tiffany & Co.	1,762	128,344
TJX Cos., Inc.	10,759	538,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Urban Outfitters, Inc.*	1,588	$63,869

		4,969,404

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	4,222	241,034
Fossil Group, Inc.*	813	83,991
NIKE, Inc., Class B	10,792	687,235
PVH Corp.	1,207	150,935
Ralph Lauren Corp.	904	157,061
VF Corp.	1,302	251,364

		1,571,620

Total Consumer Discretionary		54,837,713

Consumer Staples (10.2%)
Beverages (1.7%)
Beam, Inc.	2,391	150,896
Brown-Forman Corp., Class B	2,230	150,636
Coca-Cola Co.	57,121	2,291,123
Coca-Cola Enterprises, Inc.	71,299	2,506,873
Constellation Brands, Inc., Class A*	2,295	119,615
Dr. Pepper Snapple Group, Inc.	55,507	2,549,437
Molson Coors Brewing Co., Class B	2,315	110,796
Monster Beverage Corp.*	2,140	130,048
PepsiCo, Inc.	23,082	1,887,877
Pernod-Ricard S.A.	18,832	2,088,235

		11,985,536

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	6,520	720,916
CVS Caremark Corp.	151,320	8,652,478
Kroger Co.	178,641	6,170,260
Safeway, Inc.	3,664	86,690
Sysco Corp.	8,847	302,214
Walgreen Co.	93,102	4,115,108
Wal-Mart Stores, Inc.	48,455	3,609,413
Whole Foods Market, Inc.	5,152	265,225

		23,922,304

Food Products (0.5%)
Archer-Daniels-Midland Co.	9,899	335,675
Campbell Soup Co.	2,659	119,097
ConAgra Foods, Inc.	6,157	215,064
General Mills, Inc.	9,598	465,791
Hershey Co.	2,245	200,433
Hormel Foods Corp.	1,986	76,620
J.M. Smucker Co.	1,620	167,103
Kellogg Co.	3,813	244,909
Kraft Foods Group, Inc.	8,867	495,399
McCormick & Co., Inc. (Non-Voting)	1,967	138,398
Mead Johnson Nutrition Co.	3,017	239,037
Mondelez International, Inc., Class A	26,625	759,611
Tyson Foods, Inc., Class A	4,204	107,959

		3,565,096

Household Products (0.7%)
Clorox Co.	1,939	161,208
Colgate-Palmolive Co.	13,110	751,072

Kimberly-Clark Corp.	5,740	$557,584
Procter & Gamble Co.	40,912	3,149,815

		4,619,679

Personal Products (0.4%)
Avon Products, Inc.	140,426	2,953,159
Estee Lauder Cos., Inc., Class A	3,592	236,246

		3,189,405

Tobacco (3.5%)
Altria Group, Inc.	133,991	4,688,345
British American Tobacco plc	124,320	6,367,421
Imperial Tobacco Group plc	151,683	5,260,011
Lorillard, Inc.	92,395	4,035,814
Philip Morris International, Inc.	49,646	4,300,336
Reynolds American, Inc.	4,754	229,951

		24,881,878

Total Consumer Staples		72,163,898

Energy (8.8%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	89,252	4,117,195
Cameron International Corp.*	3,725	227,821
Diamond Offshore Drilling, Inc.	1,075	73,949
Ensco plc, Class A	31,817	1,849,204
FMC Technologies, Inc.*	3,493	194,490
Halliburton Co.	13,856	578,072
Helmerich & Payne, Inc.	1,634	102,043
Nabors Industries Ltd.	4,424	67,732
National Oilwell Varco, Inc.	6,383	439,789
Noble Corp.	3,811	143,217
Rowan Cos., plc, Class A*	1,801	61,360
Schlumberger Ltd.	19,842	1,421,878
Transocean Ltd.	78,840	3,780,378

		13,057,128

Oil, Gas & Consumable Fuels (6.9%)
Anadarko Petroleum Corp.	7,458	640,866
Apache Corp.	72,515	6,078,932
BG Group plc	159,887	2,719,970
BP plc	393,807	2,726,769
Cabot Oil & Gas Corp.	3,134	222,577
Chesapeake Energy Corp.	7,684	156,600
Chevron Corp.	28,945	3,425,351
ConocoPhillips Co.	18,246	1,103,883
CONSOL Energy, Inc.	113,014	3,062,679
Denbury Resources, Inc.*	5,557	96,247
Devon Energy Corp.	5,661	293,693
EOG Resources, Inc.	4,075	536,596
EQT Corp.	2,221	176,281
Exxon Mobil Corp.	66,389	5,998,246
Hess Corp.	4,474	297,476
Kinder Morgan, Inc.	9,365	357,275
Marathon Oil Corp.	191,094	6,608,030
Marathon Petroleum Corp.	4,858	345,209
Murphy Oil Corp.	42,520	2,589,043
Newfield Exploration Co.*	2,065	49,333
Noble Energy, Inc.	5,354	321,454
Occidental Petroleum Corp.	12,047	1,074,954
Peabody Energy Corp.	3,976	58,209
Petroleo Brasileiro S.A. (ADR)	114,281	1,533,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Phillips 66	9,282	$546,803
Pioneer Natural Resources Co.	2,037	294,856
QEP Resources, Inc.	2,676	74,339
Range Resources Corp.	2,406	186,032
Royal Dutch Shell plc, Class A	179,036	5,720,035
Southwestern Energy Co.*	5,216	190,540
Spectra Energy Corp.	10,029	345,599
Tesoro Corp.	2,055	107,518
Valero Energy Corp.	8,167	283,967
Williams Cos., Inc.	10,110	328,272
WPX Energy, Inc.*	32,005	606,175

		49,157,460

Total Energy		62,214,588

Financials (15.3%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	2,990	241,831
Bank of New York Mellon Corp.	17,315	485,686
BlackRock, Inc.	1,873	481,080
Charles Schwab Corp.	16,415	348,490
E*TRADE Financial Corp.*	4,398	55,679
Franklin Resources, Inc.	2,046	278,297
Goldman Sachs Group, Inc.	6,439	973,899
Invesco Ltd.	6,592	209,625
Legg Mason, Inc.	1,654	51,290
Lehman Brothers Holdings, Inc.*	10,579,142	4,601,927
Morgan Stanley	164,404	4,016,390
Northern Trust Corp.	3,240	187,596
State Street Corp.	6,833	445,580
T. Rowe Price Group, Inc.	3,839	280,823

		12,658,193

Commercial Banks (3.2%)
BB&T Corp.	10,501	355,774
CIT Group, Inc.*	46,623	2,174,031
Columbia Banking System, Inc.	12,109	288,315
Comerica, Inc.	2,861	113,954
Fifth Third Bancorp	13,142	237,213
Guaranty Bancorp	18,334	208,091
Huntington Bancshares, Inc./Ohio	12,640	99,603
KB Financial Group, Inc.	58,698	1,757,779
KeyCorp	13,715	151,414
M&T Bank Corp.	1,831	204,614
PNC Financial Services Group, Inc.	94,924	6,921,858
Regions Financial Corp.	20,925	199,415
Societe Generale S.A.	47,482	1,631,651
SunTrust Banks, Inc.	54,871	1,732,278
U.S. Bancorp	27,633	998,933
Wells Fargo & Co.	129,668	5,351,398
Zions Bancorp	2,830	81,730

		22,508,051

Consumer Finance (0.3%)
American Express Co.	14,271	1,066,900
Capital One Financial Corp.	8,714	547,326
Discover Financial Services	7,378	351,488
SLM Corp.	6,661	152,271

		2,117,985

Diversified Financial Services (2.9%)
Bank of America Corp.	161,017	$2,070,679
Bond Street Holdings, Inc., Class A*§	39,554	553,756
Citigroup, Inc.	130,882	6,278,409
CME Group, Inc./Illinois	4,594	349,052
ING Groep N.V. (CVA)*	256,618	2,338,188
IntercontinentalExchange, Inc.*	1,074	190,914
JPMorgan Chase & Co.	107,884	5,695,196
Leucadia National Corp.	4,353	114,136
McGraw Hill Financial, Inc.	4,058	215,845
Moody’s Corp.	2,863	174,443
NASDAQ OMX Group, Inc.	1,723	56,497
NYSE Euronext	60,338	2,497,993

		20,535,108

Insurance (5.8%)
ACE Ltd.	64,504	5,771,818
Aflac, Inc.	6,933	402,946
Alleghany Corp.*	9,602	3,680,543
Allstate Corp.	7,011	337,369
American International Group, Inc.*	196,334	8,776,130
Aon plc	4,592	295,495
Assurant, Inc.	1,200	61,092
Berkshire Hathaway, Inc., Class B*	27,231	3,047,693
Chubb Corp.	3,877	328,188
Cincinnati Financial Corp.	2,166	99,419
CNO Financial Group, Inc.	90,598	1,174,150
Genworth Financial, Inc., Class A*	7,545	86,088
Hartford Financial Services Group, Inc.	6,791	209,978
Lincoln National Corp.	3,987	145,406
Loews Corp.	4,601	204,284
Marsh & McLennan Cos., Inc.	8,193	327,065
MetLife, Inc.	108,234	4,952,788
Principal Financial Group, Inc.	4,107	153,807
Progressive Corp.	8,297	210,910
Prudential Financial, Inc.	6,968	508,873
Torchmark Corp.	1,412	91,978
Travelers Cos., Inc.	5,643	450,989
Unum Group	3,916	115,013
White Mountains Insurance Group Ltd.	13,520	7,773,189
XL Group plc	4,397	133,317
Zurich Insurance Group AG*	8,650	2,243,661

		41,582,189

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	7,908	2,322,659
American Tower Corp. (REIT)	5,915	432,801
Apartment Investment & Management Co. (REIT), Class A	2,179	65,457
AvalonBay Communities, Inc. (REIT)	1,813	244,592
Boston Properties, Inc. (REIT)	2,277	240,155
Equity Residential (REIT)	4,738	275,088
HCP, Inc. (REIT)	6,820	309,901
Health Care REIT, Inc. (REIT)	4,256	285,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Host Hotels & Resorts, Inc. (REIT)	11,181	$188,623
Kimco Realty Corp. (REIT)	6,032	129,266
Macerich Co. (REIT)	2,044	124,623
Plum Creek Timber Co., Inc. (REIT)	2,393	111,681
Prologis, Inc. (REIT)	7,484	282,296
Public Storage (REIT)	2,167	332,266
Simon Property Group, Inc. (REIT)	4,633	731,643
Ventas, Inc. (REIT)	4,373	303,749
Vornado Realty Trust (REIT)	2,563	212,345
Weyerhaeuser Co. (REIT)	8,611	245,327

		6,837,752

Real Estate Management & Development (0.3%)
Canary Wharf Group plc*†(b)	353,084	1,473,920
CBRE Group, Inc., Class A*	4,471	104,442
Forestar Group, Inc.*	35,370	709,522

		2,287,884

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,808	62,361
People’s United Financial, Inc.	5,172	77,063

		139,424

Total Financials		108,666,586

Health Care (9.3%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	2,913	268,695
Amgen, Inc.	11,215	1,106,472
Biogen Idec, Inc.*	3,542	762,238
Celgene Corp.*	6,252	730,921
Gilead Sciences, Inc.*	22,763	1,165,693
Regeneron Pharmaceuticals, Inc.*	1,137	255,689

		4,289,708

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	23,291	812,390
Baxter International, Inc.	8,102	561,226
Becton, Dickinson and Co.	2,898	286,409
Boston Scientific Corp.*	20,149	186,781
C.R. Bard, Inc.	1,109	120,526
CareFusion Corp.*	3,299	121,568
Covidien plc	7,031	441,828
DENTSPLY International, Inc.	2,199	90,071
Edwards Lifesciences Corp.*	1,677	112,695
Intuitive Surgical, Inc.*	602	304,961
Medtronic, Inc.	155,095	7,982,740
St. Jude Medical, Inc.	4,200	191,646
Stryker Corp.	25,745	1,665,187
Varian Medical Systems, Inc.*	1,592	107,380
Zimmer Holdings, Inc.	2,520	188,849

		13,174,257

Health Care Providers & Services (2.0%)
Aetna, Inc.	5,638	358,238
AmerisourceBergen Corp.	3,449	192,558
Cardinal Health, Inc.	5,050	238,360
Cigna Corp.	93,575	6,783,252

DaVita HealthCare Partners, Inc.*	1,261	$152,329
Express Scripts Holding Co.*	12,205	752,926
Humana, Inc.	2,334	196,943
Laboratory Corp. of America Holdings*	1,417	141,842
McKesson Corp.	3,390	388,155
Patterson Cos., Inc.	1,198	45,045
Quest Diagnostics, Inc.	2,350	142,480
Tenet Healthcare Corp.*	1,521	70,118
UnitedHealth Group, Inc.	19,429	1,272,211
WellPoint, Inc.	42,050	3,441,372

		14,175,829

Health Care Technology (0.0%)
Cerner Corp.*	2,179	209,380

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	5,152	220,299
Life Technologies Corp.*	2,578	190,798
PerkinElmer, Inc.	1,676	54,470
Thermo Fisher Scientific, Inc.	5,347	452,517
Waters Corp.*	1,298	129,865

		1,047,949

Pharmaceuticals (4.7%)
AbbVie, Inc.	23,634	977,030
Actavis, Inc.*	1,890	238,556
Allergan, Inc.	4,432	373,352
Bristol-Myers Squibb Co.	24,536	1,096,514
Eli Lilly and Co.	42,626	2,093,789
Forest Laboratories, Inc.*	3,462	141,942
Hospira, Inc.*	42,944	1,645,185
Johnson & Johnson	41,930	3,600,110
Merck & Co., Inc.	276,501	12,843,471
Mylan, Inc.*	5,711	177,212
Perrigo Co.	1,301	157,421
Pfizer, Inc.	196,548	5,505,309
Teva Pharmaceutical Industries Ltd. (ADR)	98,536	3,862,611
Zoetis, Inc.	20,545	634,627

		33,347,129

Total Health Care		66,244,252

Industrials (5.5%)
Aerospace & Defense (1.5%)
Boeing Co.	10,190	1,043,864
General Dynamics Corp.	4,974	389,613
Honeywell International, Inc.	11,741	931,531
Huntington Ingalls Industries, Inc.	56,979	3,218,174
L-3 Communications Holdings, Inc.	1,330	114,034
Lockheed Martin Corp.	3,987	432,430
Northrop Grumman Corp.	3,498	289,634
Precision Castparts Corp.	2,179	492,476
Raytheon Co.	35,153	2,324,316
Rockwell Collins, Inc.	2,015	127,771
Textron, Inc.	4,101	106,831
United Technologies Corp.	12,622	1,173,089

		10,643,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,391	$134,637
Expeditors International of Washington, Inc.	3,009	114,372
FedEx Corp.	4,395	433,259
United Parcel Service, Inc., Class B	10,643	920,407

		1,602,675

Airlines (0.0%)
Southwest Airlines Co.	11,002	141,816

Building Products (0.0%)
Masco Corp.	5,281	102,927

Commercial Services & Supplies (0.2%)
ADT Corp.*	3,281	130,748
Avery Dennison Corp.	1,492	63,798
Cintas Corp.	1,492	67,946
Iron Mountain, Inc.	2,434	64,769
Pitney Bowes, Inc.	3,187	46,785
Republic Services, Inc.	4,435	150,524
Stericycle, Inc.*	1,309	144,553
Tyco International Ltd.	6,968	229,595
Waste Management, Inc.	6,574	265,129

		1,163,847

Construction & Engineering (0.1%)
Fluor Corp.	2,441	144,776
Jacobs Engineering Group, Inc.*	1,939	106,897
Quanta Services, Inc.*	3,253	86,074

		337,747

Electrical Equipment (0.2%)
Eaton Corp. plc	7,070	465,277
Emerson Electric Co.	10,768	587,287
Rockwell Automation, Inc.	2,089	173,679
Roper Industries, Inc.	1,489	184,963

		1,411,206

Industrial Conglomerates (0.7%)
3M Co.	9,476	1,036,201
Danaher Corp.	8,648	547,418
General Electric Co.	154,398	3,580,490

		5,164,109

Machinery (1.7%)
Caterpillar, Inc.	34,402	2,837,821
Cummins, Inc.	2,622	284,382
Deere & Co.	5,799	471,169
Dover Corp.	2,562	198,965
Federal Signal Corp.*	98,518	862,032
Fiat Industrial S.p.A.	153,104	1,706,900
Flowserve Corp.	2,178	117,634
Illinois Tool Works, Inc.	6,213	429,753
Ingersoll-Rand plc	4,136	229,631
Joy Global, Inc.	1,620	78,619
Oshkosh Corp.*	54,834	2,082,047
PACCAR, Inc.	5,234	280,856
Pall Corp.	1,644	109,211
Parker Hannifin Corp.	2,213	211,120
Pentair Ltd. (Registered)	3,101	178,897
Snap-on, Inc.	886	79,191

Stanley Black & Decker, Inc.	27,067	$2,092,279
Xylem, Inc.	2,835	76,375

		12,326,882

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	504	3,609,738

Professional Services (0.0%)
Dun & Bradstreet Corp.	600	58,470
Equifax, Inc.	1,805	106,369
Robert Half International, Inc.	2,114	70,248

		235,087

Road & Rail (0.3%)
CSX Corp.	15,183	352,094
Kansas City Southern	1,640	173,774
Norfolk Southern Corp.	4,731	343,707
Ryder System, Inc.	808	49,118
Union Pacific Corp.	6,973	1,075,795

		1,994,488

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,990	182,941
W.W. Grainger, Inc.	888	223,936

		406,877

Total Industrials		39,141,162

Information Technology (11.1%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	289,689	7,042,340
F5 Networks, Inc.*	1,156	79,533
Harris Corp.	1,672	82,346
JDS Uniphase Corp.*	3,417	49,136
Juniper Networks, Inc.*	7,479	144,419
Motorola Solutions, Inc.	4,050	233,807
QUALCOMM, Inc.	25,788	1,575,131

		9,206,712

Computers & Peripherals (3.0%)
Apple, Inc.	31,433	12,449,983
Dell, Inc.	248,014	3,310,987
EMC Corp.	31,282	738,881
Hewlett-Packard Co.	170,490	4,228,152
NetApp, Inc.*	5,379	203,218
SanDisk Corp.*	3,656	223,381
Seagate Technology plc	4,806	215,453
Western Digital Corp.	3,187	197,881

		21,567,936

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,383	185,731
Corning, Inc.	22,045	313,701
FLIR Systems, Inc.	2,225	60,008
Jabil Circuit, Inc.	2,835	57,777
Molex, Inc.	2,122	62,260
TE Connectivity Ltd.	77,021	3,507,536

		4,187,013

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,625	111,694
eBay, Inc.*	17,383	899,049
Google, Inc., Class A*	6,197	5,455,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

VeriSign, Inc.*	2,315	$103,388
Yahoo!, Inc.*	14,249	357,792

		6,927,576

IT Services (1.1%)
Accenture plc, Class A	9,700	698,012
Automatic Data Processing, Inc.	7,245	498,891
Cognizant Technology Solutions Corp., Class A*	4,484	280,743
Computer Sciences Corp.	2,280	99,796
Fidelity National Information Services, Inc.	4,330	185,497
Fiserv, Inc.*	2,009	175,607
International Business Machines Corp.	15,564	2,974,436
Mastercard, Inc., Class A	1,562	897,369
Paychex, Inc.	4,817	175,917
SAIC, Inc.	4,297	59,857
Teradata Corp.*	2,496	125,374
Total System Services, Inc.	2,340	57,283
Visa, Inc., Class A	7,570	1,383,417
Western Union Co.	8,279	141,654

		7,753,853

Office Electronics (0.6%)
Xerox Corp.	494,529	4,485,378

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	8,899	36,308
Altera Corp.	4,736	156,241
Analog Devices, Inc.	4,635	208,853
Applied Materials, Inc.	17,880	266,591
Broadcom Corp., Class A	7,848	264,948
First Solar, Inc.*	1,035	46,295
Intel Corp.	74,195	1,797,003
KLA-Tencor Corp.	2,462	137,207
Lam Research Corp.*	2,443	108,323
Linear Technology Corp.	3,508	129,235
LSI Corp.*	8,310	59,333
Microchip Technology, Inc.	2,868	106,833
Micron Technology, Inc.*	15,242	218,418
NVIDIA Corp.	8,608	120,770
Teradyne, Inc.*	2,868	50,391
Texas Instruments, Inc.	16,501	575,390
Xilinx, Inc.	3,964	157,014

		4,439,153

Software (2.9%)
Adobe Systems, Inc.*	7,518	342,520
Autodesk, Inc.*	3,367	114,276
BMC Software, Inc.*	1,998	90,190
CA, Inc.	4,894	140,115
Citrix Systems, Inc.*	2,768	166,994
Electronic Arts, Inc.*	4,592	105,478
Intuit, Inc.	4,163	254,068
Microsoft Corp.	397,004	13,708,548
Oracle Corp.	54,874	1,685,729
Red Hat, Inc.*	2,810	134,374
Salesforce.com, Inc.*	8,127	310,289
Symantec Corp.	160,788	3,612,906

		20,665,487

Total Information Technology		79,233,108

Materials (3.4%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	3,134	$286,980
Airgas, Inc.	1,004	95,842
CF Industries Holdings, Inc.	889	152,463
Dow Chemical Co.	18,045	580,508
E.I. du Pont de Nemours & Co.	13,755	722,138
Eastman Chemical Co.	2,280	159,623
Ecolab, Inc.	3,961	337,438
FMC Corp.	2,033	124,135
International Flavors & Fragrances, Inc.	1,232	92,597
Linde AG	7,123	1,329,091
LyondellBasell Industries N.V., Class A	5,689	376,953
Monsanto Co.	7,966	787,041
Mosaic Co.	4,095	220,352
PPG Industries, Inc.	2,121	310,536
Praxair, Inc.	4,415	508,431
Sherwin-Williams Co.	1,289	227,637
Sigma-Aldrich Corp.	1,799	144,568

		6,456,333

Construction Materials (0.0%)
Vulcan Materials Co.	1,919	92,899

Containers & Packaging (0.4%)
Ball Corp.	2,291	95,168
Bemis Co., Inc.	1,608	62,937
MeadWestvaco Corp.	77,814	2,654,236
Owens-Illinois, Inc.*	2,522	70,086
Sealed Air Corp.	2,888	69,168

		2,951,595

Metals & Mining (1.3%)
Alcoa, Inc.	15,956	124,776
Allegheny Technologies, Inc.	1,657	43,596
Anglo American plc	103,012	1,983,519
Cliffs Natural Resources, Inc.	2,227	36,189
Freeport-McMoRan Copper & Gold, Inc.	182,386	5,035,677
Newmont Mining Corp.	7,346	220,013
Nucor Corp.	4,700	203,604
ThyssenKrupp AG*	97,649	1,918,647
United States Steel Corp.	2,223	38,969

		9,604,990

Paper & Forest Products (0.8%)
Domtar Corp.	14,430	959,595
International Paper Co.	99,159	4,393,735

		5,353,330

Total Materials		24,459,147

Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	80,338	2,843,965
CenturyLink, Inc.	9,081	321,014
Frontier Communications Corp.	15,366	62,232
Verizon Communications, Inc.	42,705	2,149,770
Windstream Corp.	8,596	66,275

		5,443,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	4,362	$315,765
Sprint Nextel Corp.*	44,993	315,851
Vodafone Group plc	2,230,949	6,374,054

		7,005,670

Total Telecommunication Services		12,448,926

Utilities (2.2%)
Electric Utilities (1.1%)
AET&D Holdings*†(b)	350,436	—
American Electric Power Co., Inc.	7,288	326,357
Duke Energy Corp.	10,497	708,547
Edison International	4,824	232,324
Entergy Corp.	23,682	1,650,162
Exelon Corp.	90,124	2,783,029
FirstEnergy Corp.	6,192	231,209
NextEra Energy, Inc.	6,328	515,605
Northeast Utilities	4,679	196,612
Pepco Holdings, Inc.	3,688	74,350
Pinnacle West Capital Corp.	1,682	93,301
PPL Corp.	8,827	267,105
Southern Co.	12,952	571,572
Xcel Energy, Inc.	7,408	209,943

		7,860,116

Gas Utilities (0.0%)
AGL Resources, Inc.	1,802	77,234
ONEOK, Inc.	3,121	128,928

		206,162

Independent Power Producers & Energy Traders (0.5%)
AES Corp.	9,192	110,212
NRG Energy, Inc.	129,900	3,468,330

		3,578,542

Multi-Utilities (0.6%)
Ameren Corp.	3,592	123,709
CenterPoint Energy, Inc.	6,398	150,289
CMS Energy Corp.	3,891	105,718
Consolidated Edison, Inc.	4,336	252,832
Dominion Resources, Inc.	8,579	487,459
DTE Energy Co.	2,620	175,566
GDF Suez S.A.	85,736	1,678,996
Integrys Energy Group, Inc.	1,182	69,182
NiSource, Inc.	4,598	131,687
PG&E Corp.	6,610	302,275
Public Service Enterprise Group, Inc.	7,491	244,656
SCANA Corp.	2,073	101,784
Sempra Energy	3,389	277,085
TECO Energy, Inc.	2,995	51,484
Wisconsin Energy Corp.	3,438	140,924

		4,293,646

Total Utilities		15,938,466

Total Common Stocks (75.3%) (Cost $381,562,048)		535,347,846

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.7%)
Consumer Discretionary (0.9%)
Hotels Restaurants & Leisure (0.1%)
Caesars Entertainment Operating Company, Inc. Term Loan 4.440%, 1/28/18		$101,000	$86,670
5.440%, 1/28/18		641,000	565,362

			652,032

Media (0.8%)
Cengage Learning Acquisitions, Inc. Term Loan 2.700%, 7/3/14		1,417,668	1,054,391
Clear Channel Communications, Inc. 9.000%, 12/15/19§		2,028,000	1,962,090
Term Loan 3.845%, 1/29/16		768,786	700,449
6.945%, 1/30/19		2,267,587	2,062,797

			5,779,727

Total Consumer Discretionary			6,431,759

Financials (0.1%)
Diversified Financial Services (0.1%)
Tropicana Entertainment LLC 9.625%, 12/15/14 (h)*†(b)		2,014,000	—
Wind Acquisition Finance S.A. 11.750%, 7/15/17§		$100,000	$104,000
11.750%, 7/15/17§	EUR	174,000	233,848

Total Financials			337,848

Industrials (0.4%)
Airlines (0.4%)
American Airlines, Inc. 7.500%, 3/15/16*(h)§		$2,424,000	2,823,960
13.000%, 8/1/16		20,139	21,372
10.375%, 7/2/19		52,315	55,585
Series A 8.625%, 10/15/21		220,217	234,398

Total Industrials			3,135,315

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Avaya, Inc. 7.000%, 4/1/19§		865,000	778,500
10.500%, 3/1/21§		1,363,000	1,029,065
Term Loan 4.773%, 10/26/17		1,060,000	924,850
8.000%, 3/31/18		359,000	335,531

Total Telecommunication Services			3,067,946

Utilities (0.9%)
Electric Utilities (0.9%)
Energy Future Holdings Corp. Term Loan 4.693%, 10/10/17		5,264,099	3,675,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 11.000%, 10/1/21	$353,000		$370,430
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.250%, 11/1/15	2,624,000		239,571
11.500%, 10/1/20§	2,404,000		1,803,000

Total Utilities			6,088,658

Total Corporate Bonds			19,061,526

Total Long-Term Debt Securities (2.7%) (Cost $21,431,645)			19,061,526

SHORT-TERM INVESTMENTS:
Government Securities (4.4%)
U.S. Treasury Bills 0.01%, 7/5/13 (p)	2,900,000		2,899,994
0.03%, 7/18/13 (p)	2,000,000		1,999,974
0.02%, 7/25/13 (p)	2,000,000		1,999,970
0.02%, 8/1/13 (p)	2,000,000		1,999,957
0.03%, 8/8/13 (p)	4,000,000		3,999,874
0.03%, 8/15/13 (p)	2,500,000		2,499,914
0.03%, 8/29/13 (p)	2,000,000		1,999,910
0.02%, 9/5/13 (p)	3,000,000		2,999,863
0.02%, 9/12/13 (p)	2,000,000		1,999,899
0.04%, 9/19/13 (p)	1,900,000		1,899,831
0.04%, 9/26/13 (p)	1,000,000		999,904
0.06%, 10/17/13 (p)	2,000,000		1,999,655
0.06%, 10/24/13 (p)	2,500,000		2,499,541
0.05%, 11/7/13 (p)	1,500,000		1,499,705

Total Government Securities		$31,297,991

Total Short-Term Investments (4.4%) (Cost $31,295,131)		31,297,991

Total Investments (82.4%) (Cost $434,288,824)		585,707,363
Other Assets Less Liabilities (17.6%)		125,000,916

Net Assets (100%)		$710,708,279

*	Non-income producing.
†	Securities (totaling $1,530,107 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $9,288,219 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(h)	Security in default.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EUR	— European Currency Unit

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,647	September-13	$133,496,731	$131,702,355	$(1,794,376)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	157	$239,163	$245,839	$(6,676)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	154	233,561	235,321	(1,760)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	424	645,241	652,289	(7,048)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	74	113,252	114,448	(1,196)
British Pound vs. U.S. Dollar, expiring 8/19/13	State Street Bank & Trust	248	377,092	376,256	836
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Bank of America	26	27,920	27,490	430
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	5	4,968	4,968	— #
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	3	2,965	3,012	(47)
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	23	24,735	24,406	329

					$(15,132)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	189	$289,056	$287,296	$1,760
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	84	125,571	127,113	(1,542)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	83	124,461	126,031	(1,570)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	75	114,911	114,290	621
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	269	411,566	409,053	2,513
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	149	224,180	226,290	(2,110)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	57	85,514	87,097	(1,583)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	91	136,349	139,084	(2,735)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	5,739	8,895,662	8,726,019	169,643
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	53	80,358	81,117	(759)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	118	178,596	178,886	(290)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	81	123,669	123,907	(238)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	265	403,474	402,379	1,095
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	103	155,912	156,864	(952)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	76	114,750	115,219	(469)
British Pound vs. U.S. Dollar, expiring 8/19/13	Barclays Bank plc	37	55,287	55,625	(338)
British Pound vs. U.S. Dollar, expiring 8/19/13	Barclays Bank plc	61	90,949	92,723	(1,774)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	29	44,484	44,626	(142)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	11,381	17,617,296	17,303,655	313,641
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	48	74,572	73,471	1,101
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	105	160,821	160,400	421
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	122	181,814	185,447	(3,633)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	30	44,718	45,662	(944)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	53	80,230	81,117	(887)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	80	119,944	120,895	(951)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	70	107,647	106,753	894
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	83	126,090	125,735	355
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	216	330,211	327,946	2,265
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	30	44,740	45,662	(922)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	330	507,293	501,088	6,205
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	68	104,981	103,924	1,057
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	38	58,431	58,230	201
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	95	145,776	144,821	955
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	63	94,162	95,105	(943)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	59	88,743	89,251	(508)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	37	56,146	56,573	(427)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	122	181,828	185,447	(3,619)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	79	120,867	120,668	199
British Pound vs. U.S. Dollar, expiring 8/19/13	State Street Bank & Trust	250	381,455	380,083	1,372
British Pound vs. U.S. Dollar, expiring 8/19/13	State Street Bank & Trust	481	734,874	730,593	4,281
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Bank of America	54	70,904	70,223	681
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Bank of America	31	41,758	40,351	1,407
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Barclays Bank plc	5,975	7,978,346	7,777,476	200,870
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Credit Suisse First Boston	18	24,382	23,704	678
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Credit Suisse First Boston	32	43,857	42,070	1,787
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Credit Suisse First Boston	53	69,473	68,962	511
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Deutsche Bank AG	29	38,678	37,287	1,391
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Deutsche Bank AG	34	45,202	44,890	312
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Deutsche Bank AG	27	35,394	35,111	283
European Union Euro vs. U.S. Dollar, expiring 7/17/13	HSBC Bank plc	15	20,886	20,175	711
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	171	223,209	222,330	879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	13	$16,265	$16,287	$(22)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	86	111,756	111,722	34
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	76	100,705	98,378	2,327
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	96	127,908	124,899	3,009
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	4,466	5,750,364	5,816,635	(66,271)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	24	30,899	30,832	67
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	41	54,894	53,304	1,590
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	41	52,975	53,017	(42)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	153	198,835	198,942	(107)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	196	259,158	255,124	4,034
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	51	68,435	66,738	1,697
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	25	32,452	32,575	(123)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	86	111,807	111,721	86
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	29	38,364	37,303	1,061
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	110,140	98,076	96,235	1,841
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	30,914	27,688	27,011	677
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	53,631	47,923	46,860	1,063
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	69,935	62,589	61,106	1,483
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	49,986	44,400	43,675	725
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	47,371	41,859	41,391	468
Korean Won vs. U.S. Dollar, expiring 8/12/13	Bank of America	45,518	40,075	39,771	304
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	80,259	71,885	70,127	1,758
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	116,259	104,315	101,582	2,733
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	164,714	147,154	143,919	3,235
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	109,944	98,077	96,064	2,013
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	91,649	79,230	80,079	(849)
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	100,935	87,999	88,192	(193)
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	90,200	79,542	78,813	729
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	56,931	50,809	49,744	1,065
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	90,600	80,053	79,162	891
Korean Won vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	105,845	94,758	92,482	2,276
Korean Won vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	101,010	87,999	88,258	(259)
Korean Won vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	45,904	39,615	40,109	(494)
Korean Won vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	93,133	83,452	81,375	2,077
Korean Won vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	109,797	98,076	95,935	2,141
Korean Won vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	113,661	101,617	99,312	2,305
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	4	3,808	3,823	(15)
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	24	26,756	25,900	856
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	2	2,631	2,632	(1)
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	2	2,336	2,335	1
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	24	26,738	25,897	841

					$665,764

					$650,632

#	Amount represents less than $0.50.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,201,776	$7,936,554	$699,383	$54,837,713
Consumer Staples	58,448,231	13,715,667	—	72,163,898
Energy	51,047,814	11,166,774	—	62,214,588
Financials	94,065,704	7,971,279	6,629,603	108,666,586
Health Care	66,244,252	—	—	66,244,252
Industrials	33,824,524	5,316,638	—	39,141,162
Information Technology	79,233,108	—	—	79,233,108
Materials	19,227,890	5,231,257	—	24,459,147
Telecommunication Services	6,074,872	6,374,054	—	12,448,926
Utilities	14,259,470	1,678,996	—	15,938,466
Corporate Bonds
Consumer Discretionary	—	6,431,759	—	6,431,759
Financials	—	337,848	—	337,848
Industrials	—	3,135,315	—	3,135,315
Telecommunication Services	—	3,067,946	—	3,067,946
Utilities	—	6,088,658	—	6,088,658
Forward Currency Contracts	—	763,071	—	763,071
Short-Term Investments	—	31,297,991	—	31,297,991

Total Assets	$468,627,641	$110,513,807	$7,328,986	$586,470,434

Liabilities:
Forward Currency Contracts	$—	$(112,439)	$—	$(112,439)
Futures	(1,794,376)	—	—	(1,794,376)

Total Liabilities	$(1,794,376)	$(112,439)	$—	$(1,906,815)

Total	$466,833,265	$110,401,368	$7,328,986	$584,563,619

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks-Utilities†	Investments in Corporate Bonds- Financials††

Balance as of 12/31/12	$574,469	$3,089,700	$—	$—
Total gains or losses (realized/unrealized) included in earnings	80,016	(550,889)	—	—
Purchases	44,898	4,684,980	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	(594,188)	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/13	$699,383	$6,629,603	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/13.	$80,016	$(6,940)	$—	$—

†	Shares held with $0 cost and market value.
††	Shares held with $0 market value.

Investment Type	FairValue at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Common Stocks — Consumer Discretionary	$699,383	Bid Pricing	Offered Quote	Not Applicable
		Model	Discount for Lack of Marketability(a)	0.00% to 25.00% (12.50%	)
Investments in Common Stocks — Financials	6,629,603	Bid Pricing	Offered Quote	Not Applicable
		Model	Discount for Lack of Marketability(a)	0.00% to 10.00% (5.00%	)
Investments in Common Stocks — Utilities	–	Deemed Worthless	Discount for Lack of Marketability(a)	Not Applicable
Investments in Corporate Bonds — Financials	–	Deemed Worthless	Discount for Lack of Marketability(a)	Not Applicable

$7,328,986

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	763,071
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$763,071

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(112,439)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,794,376	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,906,815)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(795,124)	—	(795,124)
Credit contracts	—	—	—	—	—
Equity contracts	—	18,593,321	—	—	18,593,321
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$18,593,321	$(795,124)	$—	$17,798,197

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,950,730	—	2,950,730
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,506,105)	—	—	(1,506,105)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,506,105)	$2,950,730	$—	$1,444,625

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $50,633,000 and futures contracts with an average notional balance of approximately $134,200,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Forward foreign currency contracts	$189,200	$(12,270)	$—	$176,930
Barclays Bank plc
Forward foreign currency contracts	200,870	(2,112)	—	198,758
Credut Suisse First Boston
Forward foreign currency contracts	336,246	(74,082)	—	262,164
Deutsche Bank AG
Forward foreign currency contracts	28,209	(17,282)	—	10,927
Goldman Sachs Group, Inc.
Futures contracts	—	(601,261)	601,261	—
HSBC Bank plc
Forward foreign currency contracts	2,057	(6,693)	—	(4,636)
State Street Bank & Trust
Forward foreign currency contracts	6,489	—	—	6,489

Total	$763,071	$(713,700)	$601,261	$650,632

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,543,459
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,199,119

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,338,037
Aggregate gross unrealized depreciation	(20,824,857)

Net unrealized appreciation	$143,513,180

Federal income tax cost of investments	$442,194,183

For the six months ended June 30, 2013, the Portfolio incurred approximately $3,716 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $172,309,076, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $434,288,824)	$585,707,363
Cash	125,373,607
Foreign cash (Cost $232,990)	234,321
Cash held as collateral at broker	6,829,500
Dividends, interest and other receivables	1,189,229
Unrealized appreciation on forward foreign currency contracts	763,071
Receivable for securities sold	27,089
Receivable from Separate Accounts for Trust shares sold	21,825
Other assets	9,641

Total assets	720,155,646

LIABILITIES
Payable for securities purchased	4,589,624
Payable to Separate Accounts for Trust shares redeemed	3,418,969
Due to broker for futures variation margin	601,261
Investment management fees payable	413,568
Unrealized depreciation on forward foreign currency contracts	112,439
Administrative fees payable	96,368
Distribution fees payable - Class IB	48,207
Distribution fees payable - Class IA	719
Trustees’ fees payable	461
Accrued expenses	165,751

Total liabilities	9,447,367

NET ASSETS	$710,708,279

Net assets were comprised of:
Paid in capital	$719,739,587
Accumulated undistributed net investment income (loss)	5,751,042
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(165,050,690)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	150,268,340

Net assets	$710,708,279

Class IA
Net asset value, offering and redemption price per share, $3,431,936 / 323,933 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.59

Class IB
Net asset value, offering and redemption price per share, $231,378,020 / 21,870,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.58

Class K
Net asset value, offering and redemption price per share, $475,898,323 / 44,855,969 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $38,483 foreign withholding tax)	$6,304,044
Interest	919,277

Total income	7,223,321

EXPENSES
Investment management fees	2,459,513
Administrative fees	574,401
Distribution fees - Class IB	290,721
Printing and mailing expenses	38,377
Custodian fees	37,190
Professional fees	32,956
Trustees’ fees	9,620
Distribution fees - Class IA	4,443
Miscellaneous	6,986

Total expenses	3,454,207

NET INVESTMENT INCOME (LOSS)	3,769,114

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,777,555
Futures	18,593,321
Foreign currency transactions	(979,217)

Net realized gain (loss)	33,391,659

Change in unrealized appreciation (depreciation) on:
Securities	45,586,048
Futures	(1,506,105)
Foreign currency translations	2,987,352

Net change in unrealized appreciation (depreciation)	47,067,295

NET REALIZED AND UNREALIZED GAIN (LOSS)	80,458,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,228,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,769,114	$8,139,713
Net realized gain (loss) on investments, futures and foreign currency transactions	33,391,659	56,117,830
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	47,067,295	26,062,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,228,068	90,320,259

DIVIDENDS:
Dividends from net investment income
Class IA	—	(49,406)
Class IB	—	(3,015,077)
Class K	—	(7,046,341)

TOTAL DIVIDENDS	—	(10,110,824)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,358 and 99,703 shares, respectively ]	365,431	904,540
Capital shares issued in reinvestment of dividends [ 0 and 5,267 shares, respectively ]	—	49,406
Capital shares repurchased [ (97,108) and (99,194) shares, respectively ]	(995,736)	(899,840)

Total Class IA transactions	(630,305)	54,106

Class IB
Capital shares sold [ 508,535 and 849,600 shares, respectively ]	5,255,965	7,733,807
Capital shares issued in reinvestment of dividends [ 0 and 321,981 shares, respectively ]	—	3,015,077
Capital shares repurchased [ (2,270,333) and (4,203,550) shares, respectively ]	(23,490,700)	(38,100,216)

Total Class IB transactions	(18,234,735)	(27,351,332)

Class K
Capital shares sold [ 1,133,758 and 372,722 shares, respectively ]	11,820,293	3,385,599
Capital shares issued in reinvestment of dividends [ 0 and 750,576 shares, respectively ]	—	7,046,341
Capital shares repurchased [ (2,589,206) and (6,363,512) shares, respectively ]	(27,101,950)	(57,931,238)

Total Class K transactions	(15,281,657)	(47,499,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,146,697)	(74,796,524)

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,081,371	5,412,911
NET ASSETS:
Beginning of period	660,626,908	655,213,997

End of period (a)	$710,708,279	$660,626,908

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,751,042	$1,981,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010		2009	2008
Net asset value, beginning of period	$9.40	$8.34	$8.82	$8.03		$6.43	$10.95

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.10 (e)	0.15	(aa)(e)	0.12 (e)	0.16 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	1.14	1.09	(0.48)	0.82		1.51	(4.32)

Total from investment operations	1.19	1.19	(0.38)	0.97		1.63	(4.16)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)	(0.18)		(0.03)	(0.36)

Net asset value, end of period	$10.59	$9.40	$8.34	$8.82		$8.03	$6.43

Total return (b)	12.77%	14.02%	(4.23)%	12.14%		25.41%	(37.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,432	$3,624	$3,169	$479,285		$466,374	$340,988
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%	0.90%	0.89%		0.94%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15%	0.90%	0.89%		0.83%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15%	0.91%	0.90%		0.96%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.89%	1.05%	1.10%	1.79	%(bb)	1.58%	1.79%
After waivers, reimbursements and fees paid indirectly (a)	0.89%	1.05%	1.10%	1.79	%(bb)	1.69%	1.79%
Before waivers, reimbursements and fees paid indirectly (a)	0.89%	1.05%	1.09%	1.78	%(bb)	1.56%	1.72%
Portfolio turnover rate	10%	16%	21%	22%		79%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010		2009		2008
Net asset value, beginning of period	$9.38	$8.33	$8.80		$8.01		$6.41		$10.92

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.11	(e)	0.13	(aa)(e)	0.09	(e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	1.15	1.08	(0.50)		0.82		1.52		(4.31)

Total from investment operations	1.20	1.18	(0.39)		0.95		1.61		(4.17)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.08)		(0.16)		(0.01)		(0.34)

Net asset value, end of period	$10.58	$9.38	$8.33		$8.80		$8.01		$6.41

Total return (b)	12.79%	13.91%	(4.37)%		11.88%		25.17%		(38.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$231,378	$221,751	$222,052		$264,438		$271,945		$232,101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%	1.15	%(c)	1.14%		1.19	%(c)	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15%	1.15	%(c)	1.14%		1.08%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15%	1.16	%(c)	1.15%		1.21%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.90%	1.05%	1.21%		1.58	%(cc)	1.28%		1.56%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	1.05%	1.21%		1.58	%(cc)	1.39%		1.56%
Before waivers, reimbursements and fees paid indirectly (a)	0.90%	1.05%	1.20%		1.57	%(cc)	1.26%		1.49%
Portfolio turnover rate	10%	16%	21%		22%		79%		44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.40	$8.34	$8.09

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	1.15	1.09	0.27

Total from investment operations	1.21	1.21	0.34

Less distributions:
Dividends from net investment income	—	(0.15)	(0.09)

Net asset value, end of period	$10.61	$9.40	$8.34

Total return (b)	12.87%	14.31%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$475,898	$435,252	$429,993
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%	0.88%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	0.90%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)	0.90%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.16%	1.30%	2.29%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.30%	2.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.30%	2.29%
Portfolio turnover rate	10%	16%	21%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(aa)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.08 for Class IA and IB, respectively.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 1.21% for income after waivers and reimbursements, 1.21% after waivers, reimbursements, and fees paid indirectly, and 1.20% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would 0.99% for income after waiver and reimbursement, 0.99% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

EQ/NATURAL RESOURCES PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Energy	69.6%
Materials	27.0
Consumer Staples	0.9
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understandyour ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 8, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$914.00	$4.10
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	915.00	3.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 and for the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class IB and 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Chemicals (8.9%)
Commodity Chemicals (0.7%)
LyondellBasell Industries N.V., Class A	1,268	$84,018

Diversified Chemicals (0.4%)
FMC Corp.	782	47,749

Fertilizers & Agricultural Chemicals (4.9%)
Agrium, Inc.	486	42,135
CF Industries Holdings, Inc.	205	35,157
Israel Chemicals Ltd.	1,447	14,293
Israel Corp., Ltd.*	9	5,418
K+S AG (Registered)	560	20,705
Monsanto Co.	2,217	219,040
Mosaic Co.	965	51,927
Potash Corp. of Saskatchewan, Inc.	3,384	129,092
Syngenta AG (Registered)	303	118,563
Yara International ASA	600	23,924

		660,254

Home Improvement Retail (0.3%)
Sherwin-Williams Co.	200	35,320

Industrial Gases (1.0%)
Airgas, Inc.	691	65,963
Praxair, Inc.	572	65,872

		131,835

Specialty Chemicals (1.6%)
Celanese Corp.	960	43,008
Ecolab, Inc.	556	47,366
International Flavors & Fragrances, Inc.	400	30,064
Nitto Denko Corp.	300	19,298
Shin-Etsu Chemical Co., Ltd.	700	46,441
Sigma-Aldrich Corp.	451	36,242

		222,419

Total Chemicals		1,181,595

Construction Materials (0.1%)
Construction Materials (0.1%)
Cemex S.A.B. de C.V. (ADR)*	2,000	21,160

Total Construction Materials		21,160

Containers & Packaging (0.7%)
Metal & Glass Containers (0.3%)
Owens-Illinois, Inc.*	1,636	45,464

Paper Packaging (0.4%)
Sealed Air Corp.	1,980	47,421

Total Containers & Packaging		92,885

Energy Equipment & Services (4.8%)
Oil & Gas Drilling (1.5%)
Ensco plc, Class A	739	42,951
Hercules Offshore, Inc.*	5,800	40,832
Noble Corp.	600	22,548
Transocean Ltd.	1,174	56,293
Western Energy Services Corp.	5,290	38,932

		201,556

Oil & Gas Equipment & Services (3.3%)
Cameron International Corp.*	1,363	$83,361
FMC Technologies, Inc.*	1,088	60,580
Halliburton Co.	3,937	164,252
Hornbeck Offshore Services, Inc.*	500	26,750
Mullen Group Ltd.	893	19,410
Schlumberger Ltd.	605	43,354
ShawCor Ltd.	478	18,889
Superior Energy Services, Inc.*	1,300	33,722

		450,318

Total Energy Equipment & Services		651,874

Food Products (0.9%)
Agricultural Products (0.9%)
Archer-Daniels-Midland Co.	2,140	72,567
Bunge Ltd.	476	33,687
Golden Agri-Resources Ltd.	23,515	10,389
Wilmar International Ltd.	6,129	15,232

		131,875

Total Food Products		131,875

Metals & Mining (16.0%)
Aluminum (0.3%)
Alcoa, Inc.	3,475	27,174
Alumina Ltd.*	8,208	7,394
Norsk Hydro ASA	3,026	12,075

		46,643

Diversified Metals & Mining (10.3%)
Anglo American plc	4,528	87,188
Antofagasta plc	1,281	15,489
BHP Billiton Ltd.	10,488	300,895
BHP Billiton plc	9,813	251,040
Boliden AB	888	11,011
Capstone Mining Corp.*	9,900	16,850
First Quantum Minerals Ltd.	1,853	27,486
Freeport-McMoRan Copper & Gold, Inc.	3,361	92,797
Glencore Xstrata plc	32,632	135,073
HudBay Minerals, Inc.	3,851	25,485
Iluka Resources Ltd.	1,360	12,425
Ivanplats Ltd., Class A*	4,507	6,557
Lundin Mining Corp.*	8,405	31,967
Mawson West Ltd.*	10	4
Mitsubishi Materials Corp.	3,564	12,541
Rio Tinto Ltd.	1,466	70,214
Rio Tinto plc	4,180	170,574
Sumitomo Metal Mining Co., Ltd.	1,669	18,612
Taseko Mines Ltd.*	6,161	11,599
Teck Resources Ltd., Class B	3,414	72,942
Turquoise Hill Resources Ltd.*	1,306	7,749
Vedanta Resources plc	303	4,701

		1,383,199

Gold (3.0%)
Agnico Eagle Mines Ltd.	560	15,442
B2Gold Corp.*	16,410	34,951
Barrick Gold Corp.	3,253	51,345
Eldorado Gold Corp.	7,992	49,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Franco-Nevada Corp.	476	$17,040
Goldcorp, Inc.	2,638	65,517
Kinross Gold Corp.	3,705	18,988
New Gold, Inc.*	6,785	43,934
Newcrest Mining Ltd.	2,489	22,467
Newmont Mining Corp.	1,614	48,339
Randgold Resources Ltd.	285	17,707
Yamana Gold, Inc.	2,445	23,318

		408,518

Precious Metals & Minerals (0.3%)
Fresnillo plc	582	7,807
Silver Wheaton Corp.	1,151	22,556

		30,363

Steel (2.1%)
ArcelorMittal S.A.	3,247	36,238
Daido Steel Co., Ltd.	898	4,554
Fortescue Metals Group Ltd.	5,060	14,068
Hitachi Metals Ltd.	524	5,896
JFE Holdings, Inc.	1,568	34,418
Kobe Steel Ltd.*	7,950	9,859
Maruichi Steel Tube Ltd.	149	3,806
Nippon Steel & Sumitomo Metal Corp.	24,262	65,560
Nucor Corp.	1,506	65,240
ThyssenKrupp AG*	1,254	24,639
Voestalpine AG	364	12,854
Yamato Kogyo Co., Ltd.	133	4,070

		281,202

Total Metals & Mining		2,149,925

Oil, Gas & Consumable Fuels (64.8%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	1,284	26,505
CONSOL Energy, Inc.	741	20,081
Peabody Energy Corp.	876	12,825
Whitehaven Coal Ltd.	1,812	3,812

		63,223

Integrated Oil & Gas (40.4%)
BG Group plc	11,108	188,967
BP plc	62,589	433,374
Cenovus Energy, Inc.	2,506	71,484
Chevron Corp.	8,726	1,032,635
Eni S.p.A.	11,009	226,125
Exxon Mobil Corp.	16,536	1,494,029
Galp Energia SGPS S.A., Class B	877	12,985
Hess Corp.	999	66,423
Husky Energy, Inc.	1,117	29,760
Imperial Oil Ltd.	964	36,802
Murphy Oil Corp.	589	35,864
Occidental Petroleum Corp.	2,668	238,066
OMV AG	479	21,635
Origin Energy Ltd.	3,555	40,868
Repsol S.A.	2,809	59,269
Royal Dutch Shell plc, Class A	12,310	393,181
Royal Dutch Shell plc, Class B, Class B	8,546	282,837
Statoil ASA	3,677	75,848
Suncor Energy, Inc.	12,189	359,284

Total S.A.	6,971	$340,313

		5,439,749

Oil & Gas Exploration & Production (23.2%)
Anadarko Petroleum Corp.	3,152	270,851
Apache Corp.	1,273	106,716
ARC Resources Ltd.	1,005	26,308
Athabasca Oil Corp.*	1,041	6,444
Baytex Energy Corp.	394	14,199
Bonavista Energy Corp.	580	7,528
Cabot Oil & Gas Corp.	984	69,884
Canadian Natural Resources Ltd.	5,007	141,160
Canadian Oil Sands Ltd.	1,574	29,139
Chesapeake Energy Corp.	3,835	78,157
Cimarex Energy Co.	281	18,262
Coastal Energy Co.*	382	4,987
Cobalt International Energy, Inc.*	935	24,843
Concho Resources, Inc.*	1,312	109,841
ConocoPhillips Co.	3,820	231,110
Continental Resources, Inc.*	1,650	141,999
Crescent Point Energy Corp.	1,227	41,616
Denbury Resources, Inc.*	1,213	21,009
Devon Energy Corp.	1,254	65,058
Encana Corp.	2,393	40,479
Energen Corp.	235	12,281
Enerplus Corp.	647	9,560
EOG Resources, Inc.	2,213	291,408
EQT Corp.	1,399	111,039
Genel Energy plc*	1,500	20,932
Gran Tierra Energy, Inc.*	17,587	107,358
INPEX Corp.	8	33,394
Japan Petroleum Exploration Co.	91	3,693
Kelt Exploration Ltd.*	1,650	11,610
Lundin Petroleum AB*	2,581	51,188
Marathon Oil Corp.	2,300	79,534
MEG Energy Corp.*	467	12,802
Noble Energy, Inc.	1,162	69,766
Pacific Rubiales Energy Corp.	995	17,474
Paramount Resources Ltd., Class A*	1,198	40,609
Pengrowth Energy Corp.	1,663	8,175
Penn West Petroleum Ltd.	1,566	16,528
Peyto Exploration & Development Corp.	459	13,268
Pioneer Natural Resources Co.	1,311	189,767
Premier Oil plc	5,780	29,283
QEP Resources, Inc.	580	16,112
Range Resources Corp.	1,360	105,155
Santos Ltd.	3,124	35,799
Southwestern Energy Co.*	1,741	63,599
Talisman Energy, Inc.	3,332	38,018
Tourmaline Oil Corp.*	1,813	72,627
Trilogy Energy Corp.	1,500	44,785
Tullow Oil plc	2,950	44,913
Ultra Petroleum Corp.*	497	9,851
Vermilion Energy, Inc.	306	14,958
Whiting Petroleum Corp.*	383	17,652
Woodside Petroleum Ltd.	2,142	68,583

		3,111,311

Oil & Gas Storage & Transportation (0.8%)
Enbridge, Inc.	704	29,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

TransCanada Corp.	883	$38,017
Williams Cos., Inc.	1,175	38,152

		105,763

Total Oil, Gas & Consumable Fuels		8,720,046

Paper & Forest Products (1.3%)
Forest Products (0.4%)
West Fraser Timber Co., Ltd.	727	54,955

Paper Products (0.9%)
International Paper Co.	1,814	80,378
Oji Holdings Corp.	2,543	10,256
Stora Enso Oyj, Class R	1,791	12,006
UPM-Kymmene Oyj	1,711	16,770

		119,410

Total Paper & Forest Products		174,365

Total Common Stocks (97.5%) (Cost $14,323,957)		13,123,725

	Number of Rights	Value (Note 1)

RIGHTS:
Oil, Gas & Consumable Fuels (0.0%)
Integrated Oil & Gas (0.0%)
Repsol S.A., expiring 7/4/13 (Cost $0)*	2,709	$1,509

Total Investments (97.5%) (Cost $14,323,957)		13,125,234
Other Assets Less Liabilities (2.5%)		332,601

Net Assets (100%)		$13,457,835

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	4.3%
Austria	0.3
Canada	15.9
Colombia	0.1
Finland	0.2
France	2.5
Germany	0.3
Israel	0.1
Italy	1.7
Japan	2.0
Luxembourg	0.3
Mexico	0.2
Netherlands	5.6
Norway	0.8
Portugal	0.1
Singapore	0.2
Spain	0.5
Sweden	0.5
Switzerland	2.5
United Kingdom	9.7
United States	49.7
Cash and Other	2.5

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$106,254	$25,621	$—	$131,875
Energy	7,004,921	2,366,999	—	9,371,920
Materials	1,959,081	1,660,849	—	3,619,930
Rights
Energy	—	1,509	—	1,509

Total Assets	$9,070,256	$4,054,978	$—	$13,125,234

Total Liabilities	$—	$—	$—	$—

Total	$9,070,256	$4,054,978	$—	$13,125,234

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

The Portfolio held no derivatives contracts during the period ended June 30, 2013.

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,645,961
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,162,607

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,947
Aggregate gross unrealized depreciation	(1,411,670)

Net unrealized depreciation	$(1,198,723)

Federal income tax cost of investments	$14,323,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $14,323,957)	$13,125,234
Cash	323,252
Foreign cash (Cost $25,728)	25,513
Receivable for securities sold	25,522
Dividends, interest and other receivables	12,021
Deferred offering cost	11,563
Receivable from investment manager	5,177
Receivable from Separate Accounts for Trust shares sold	1,575
Other assets	207

Total assets	13,530,064

LIABILITIES
Payable for securities purchased	48,962
Payable to Separate Accounts for Trust shares redeemed	1,988
Distribution fees payable - Class IB	495
Trustees’ fees payable	45
Accrued expenses	20,739

Total liabilities	72,229

NET ASSETS	$13,457,835

Net assets were comprised of:
Paid in capital	$14,701,952
Accumulated undistributed net investment income (loss)	120,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(165,456)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(1,198,985)

Net assets	$13,457,835

Class IB
Net asset value, offering and redemption price per share, $2,366,167 / 258,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.14

Class K
Net asset value, offering and redemption price per share, $11,091,668 / 1,211,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,072 foreign withholding tax)	$168,369
Interest	321

Total income	168,690

EXPENSES
Administrative fees	46,035
Investment management fees	29,788
Professional fees	15,665
Custodian fees	12,950
Offering costs	7,448
Distribution fees - Class IB	2,361
Printing and mailing expenses	872
Trustees’ fees	139
Miscellaneous	2,086

Gross expenses	117,344
Less: Waiver from investment advisor	(68,978)

Net expenses	48,366

NET INVESTMENT INCOME (LOSS)	120,324

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(159,397)
Foreign currency transactions	(6,059)

Net realized gain (loss)	(165,456)

Change in unrealized appreciation (depreciation) on:
Securities	(1,198,723)
Foreign currency translations	(262)

Net change in unrealized appreciation (depreciation)	(1,198,985)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,364,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,244,117)

*	The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 8, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$120,324
Net realized gain (loss) on investments and foreign currency transactions	(165,456)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,198,985)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,244,117)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 261,282 shares ]	2,607,038
Capital shares repurchased [ (2,494) shares ]	(24,237)

Total Class IB transactions	2,582,801

Class K
Capital shares sold [ 1,241,692 shares ]	12,404,596
Capital shares repurchased [ (29,820) shares ]	(285,445)

Total Class K transactions	12,119,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,701,952

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,457,835
NET ASSETS:
Beginning of period	—

End of period (a)	$13,457,835

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$120,324

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.93)

Total from investment operations	(0.86)

Total dividends and distributions	—

Net asset value, end of period	$9.14

Total return (b)	(8.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,366
Ratio of expenses to average net assets:
After waivers (a)	1.10%
Before waivers (a)	2.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.98	%(l)
Before waivers (a)	0.86	%(l)
Portfolio turnover rate	19%

Class K	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.93)

Total from investment operations	(0.85)

Total dividends and distributions	—

Net asset value, end of period	$9.15

Total return (b)	(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,092
Ratio of expenses to average net assets:
After waivers (a)	0.85%
Before waivers (a)	1.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.27	%(l)
Before waivers (a)	1.18	%(l)
Portfolio turnover rate	19%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	25.1%
Financials	19.3
Consumer Discretionary	14.9
Health Care	12.9
Industrials	12.3
Consumer Staples	7.3
Energy	3.4
Telecommunication Services	1.8
Materials	1.2
Utilities	0.5
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,077.90	$6.44
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,077.90	6.44
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.25% and 1.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (0.2%)
Iluka Resources Ltd.	89,100	$814,049

Belgium (0.1%)
ThromboGenics N.V.*	15,800	605,774

Brazil (3.6%)
BM&F Bovespa S.A.	662,800	3,647,650
Cia de Bebidas das Americas (Preference) (ADR)	92,450	3,453,007
Embraer S.A. (ADR)	129,910	4,792,380
Itau Unibanco Holding S.A. (Preference) (ADR)	287,688	3,716,929

		15,609,966

Denmark (1.1%)
Carlsberg A/S, Class B	27,044	2,421,174
FLSmidth & Co. A/S	51,801	2,358,577

		4,779,751

Finland (0.5%)
Fortum Oyj	119,374	2,237,518

France (8.5%)
European Aeronautic Defence and Space Co. N.V.	209,160	11,180,074
Kering	38,810	7,888,235
LVMH Moet Hennessy Louis Vuitton S.A.	49,440	8,012,020
Societe Generale S.A.	65,612	2,254,662
Technip S.A.	72,940	7,406,453

		36,741,444

Germany (10.8%)
Allianz SE (Registered)	47,837	6,989,474
Bayer AG (Registered)	62,139	6,626,763
Bayerische Motoren Werke (BMW) AG (Preference)	121,015	8,274,482
Deutsche Bank AG (Registered)	130,963	5,481,398
Linde AG	23,140	4,317,728
SAP AG	126,083	9,233,163
Siemens AG (Registered)	57,826	5,844,654

		46,767,662

India (3.6%)
DLF Ltd.	1,288,439	3,929,820
ICICI Bank Ltd. (ADR)	141,020	5,394,015
Infosys Ltd.	85,324	3,587,915
Zee Entertainment Enterprises Ltd.	653,869	2,597,321

		15,509,071

Ireland (0.6%)
Shire plc	81,960	2,599,100

Italy (1.9%)
Brunello Cucinelli S.p.A.	21,600	533,916
Gtech Spa	72,185	1,806,843
Prysmian S.p.A.	111,016	2,073,632
Tod’s S.p.A.	27,677	3,912,399

		8,326,790

Japan (8.9%)
Dai-ichi Life Insurance Co., Ltd.	3,432	4,955,257
FANUC Corp.	18,600	2,696,794

KDDI Corp.	148,774	$7,740,208
Keyence Corp.	17,327	5,529,336
Kyocera Corp.	34,620	3,525,529
Murata Manufacturing Co., Ltd.	87,820	6,685,229
Nidec Corp.	43,360	3,025,320
Sumitomo Mitsui Financial Group, Inc.	98,800	4,532,567

		38,690,240

Mexico (2.1%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	56,134	5,792,467
Grupo Televisa S.A.B. (ADR)	136,751	3,396,895

		9,189,362

Spain (3.5%)
Banco Bilbao Vizcaya Argentaria S.A.	598,935	5,024,546
Inditex S.A.	55,007	6,790,531
Repsol S.A.	152,502	3,217,753

		15,032,830

Sweden (4.7%)
Assa Abloy AB, Class B	166,856	6,538,787
Telefonaktiebolaget LM Ericsson, Class B	1,224,520	13,868,313

		20,407,100

Switzerland (6.0%)
Credit Suisse Group AG (Registered)*	144,138	3,822,621
Nestle S.A. (Registered)	72,884	4,780,228
Roche Holding AG	20,522	5,105,786
Transocean Ltd.	80,973	3,882,655
UBS AG (Registered)*	496,880	8,458,875

		26,050,165

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,225,709	4,539,512

United Kingdom (3.1%)
Prudential plc	382,780	6,258,534
Unilever plc	182,003	7,368,881

		13,627,415

United States (38.4%)
3M Co.	59,110	6,463,678
Adobe Systems, Inc.*	146,130	6,657,683
Aetna, Inc.	114,340	7,265,164
Allergan, Inc.	33,170	2,794,241
Altera Corp.	220,270	7,266,707
Citigroup, Inc.	110,100	5,281,497
Colgate-Palmolive Co.	136,890	7,842,428
eBay, Inc.*	177,480	9,179,266
Emerson Electric Co.	69,190	3,773,623
Facebook, Inc., Class A*	106,450	2,646,347
Fidelity National Financial, Inc., Class A	108,850	2,591,718
Fusion-io, Inc.*	138,800	1,976,512
Gilead Sciences, Inc.*	86,650	4,437,346
Goldman Sachs Group, Inc.	30,270	4,578,337
Google, Inc., Class A*	12,150	10,696,495
Intuit, Inc.	103,930	6,342,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Juniper Networks, Inc.*	226,460	$4,372,943
Maxim Integrated Products, Inc.	227,620	6,323,284
McDonald’s Corp.	70,850	7,014,150
McGraw Hill Financial, Inc.	130,510	6,941,827
Medivation, Inc.*	23,080	1,135,536
Microsoft Corp.	184,210	6,360,771
St. Jude Medical, Inc.	47,620	2,172,901
Theravance, Inc.*	102,100	3,933,913
Tiffany & Co.	75,160	5,474,654
United Parcel Service, Inc., Class B	54,680	4,728,726
Vertex Pharmaceuticals, Inc.*	58,200	4,648,434
Walt Disney Co.	140,080	8,846,052
WellPoint, Inc.	118,090	9,664,486
Zimmer Holdings, Inc.	66,920	5,014,985

		166,426,552

Total Common Stocks (98.7%) (Cost $329,280,882)		427,954,301

	Number of Rights	Value (Note 1)

RIGHTS:
France (0.0%)
Groupe Fnac, expiring 5/15/15*	26,052	$67,923

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	154,159	85,883

Total Rights (0.0%) (Cost $—)		153,806

Total Investments (98.7%) (Cost $329,280,882)		428,108,107
Other Assets Less Liabilities (1.3%)		5,595,823

Net Assets (100%)		$433,703,930

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,731,751	$39,815,747	$—	$64,547,498
Consumer Staples	17,087,902	14,570,283	—	31,658,185
Energy	3,882,655	10,624,206	—	14,506,861
Financials	32,151,973	51,707,754	—	83,859,727
Health Care	41,067,006	14,937,423	—	56,004,429
Industrials	19,758,407	33,717,838	—	53,476,245
Information Technology	61,822,856	46,968,997	—	108,791,853
Materials	—	5,131,777	—	5,131,777
Telecommunication Services	—	7,740,208	—	7,740,208
Utilities	—	2,237,518	—	2,237,518
Rights
Consumer Discretionary	—	67,923	—	67,923
Energy	—	85,883	—	85,883

Total Assets	$200,502,550	$227,605,557	$—	$428,108,107

Total Liabilities	$—	$—	$—	$—

Total	$200,502,550	$227,605,557	$—	$428,108,107

(a)	A security with a market value of $3,647,650 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	934	—	934
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$934	$—	$934

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment security transactions for the the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,672,107
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,444,923

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,623,556
Aggregate gross unrealized depreciation	(16,475,038)

Net unrealized appreciation	$94,148,518

Federal income tax cost of investments	$333,959,589

For the six months ended June 30, 2013, the Portfolio incurred approximately $2,379 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $18,573,234 of which $4,456,246 expires in the year 2016, $11,003,618 expires in the year 2017 and $3,113,370 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $2,932,806 for Short Term losses and $10,928,627 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $329,280,882)	$428,108,107
Cash	2,931,678
Foreign cash (Cost $64,146)	64,146
Receivable for securities sold	2,106,161
Receivable from Separate Accounts for Trust shares sold	1,152,006
Dividends, interest and other receivables	576,356
Other assets	6,391

Total assets	434,944,845

LIABILITIES
Payable for securities purchased	549,932
Investment management fees payable	302,925
Payable to Separate Accounts for Trust shares redeemed	201,381
Distribution fees payable - Class IB	85,837
Administrative fees payable	39,162
Distribution fees payable - Class IA	4,694
Trustees’ fees payable	110
Accrued expenses	56,874

Total liabilities	1,240,915

NET ASSETS	$433,703,930

Net assets were comprised of:
Paid in capital	$364,583,234
Accumulated undistributed net investment income (loss)	2,960,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(32,666,704)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	98,827,397

Net assets	$433,703,930

Class IA
Net asset value, offering and redemption price per share, $23,075,042 / 1,873,496 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

Class IB
Net asset value, offering and redemption price per share, $410,628,888 / 33,338,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $576,339 foreign withholding tax)	$5,783,190
Interest	3,001

Total income	5,786,191

EXPENSES
Investment management fees	2,130,797
Distribution fees - Class IB	533,666
Administrative fees	242,431
Custodian fees	37,713
Professional fees	29,724
Distribution fees - Class IA	27,069
Printing and mailing expenses	24,600
Trustees’ fees	6,136
Miscellaneous	5,944

Gross expenses	3,038,080
Less: Waiver from investment advisor	(233,260)

Net expenses	2,804,820

NET INVESTMENT INCOME (LOSS)	2,981,371

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,525,464
Foreign currency transactions	(78,793)

Net realized gain (loss)	4,446,671

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $18,786 on unrealized depreciation on investments)	25,827,696
Foreign currency translations	(5,870)

Net change in unrealized appreciation (depreciation)	25,821,826

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,268,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,249,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,981,371	$3,298,939
Net realized gain (loss) on investments and foreign currency transactions	4,446,671	(7,022,010)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	25,821,826	73,455,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,249,868	69,732,376

DIVIDENDS:
Dividends from net investment income
Class IA	—	(171,043)
Class IB	—	(3,125,767)

TOTAL DIVIDENDS	—	(3,296,810)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 511,916 and 876,769 shares, respectively ]	6,304,367	9,191,316
Capital shares issued in reinvestment of dividends [ 0 and 14,964 shares, respectively ]	—	171,043
Capital shares repurchased [ (522,074) and (361,658) shares, respectively ]	(6,359,000)	(3,784,192)

Total Class IA transactions	(54,633)	5,578,167

Class IB
Capital shares sold [ 4,337,572 and 5,422,720 shares, respectively ]	52,656,339	56,682,326
Capital shares issued in reinvestment of dividends [ 0 and 273,477 shares, respectively ]	—	3,125,767
Capital shares repurchased [ (5,494,023) and (5,576,742) shares, respectively ]	(67,809,100)	(58,031,915)

Total Class IB transactions	(15,152,761)	1,776,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,207,394)	7,354,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,042,474	73,789,911
NET ASSETS:
Beginning of period	415,661,456	341,871,545

End of period (a)	$433,703,930	$415,661,456

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,960,003	$(21,368)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.43	$9.57	$10.56	$9.22	$6.68	$11.48

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.09 (e)	0.10 (e)	0.08 (e)	0.08 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	1.86	(0.99)	1.34	2.53	(4.84)

Total from investment operations	0.89	1.95	(0.89)	1.42	2.61	(4.66)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.10)	(0.08)	(0.07)	(0.13)
Distributions from net realized gains	—	—	—	—	—	(0.01)

Total dividends and distributions	—	(0.09)	(0.10)	(0.08)	(0.07)	(0.14)

Net asset value, end of period	$12.32	$11.43	$9.57	$10.56	$9.22	$6.68

Total return (b)	7.79%	20.39%	(8.39)%	15.43%	39.07%	(40.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,075	$21,522	$12,952	$7,096	$3,729	$2,257
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.32%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.35%	1.36%	1.11%	1.10%	1.14%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.33%	0.85%	0.97%	0.79%	1.03%	1.84%
Before waivers (a)	1.23%	0.80%	0.96%	0.79%	0.98%	1.57%
Portfolio turnover rate	15%	21%	18%	22%	19%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011		2010	2009	2008
Net asset value, beginning of period	$11.43	$9.57	$10.56		$9.22	$6.68	$11.48

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.09 (e)	0.08	(e)	0.06 (e)	0.06 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	1.86	(0.99)		1.33	2.53	(4.80)

Total from investment operations	0.89	1.95	(0.91)		1.39	2.59	(4.68)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)		(0.05)	(0.05)	(0.11)
Distributions from net realized gains	—	—	—		—	—	(0.01)

Total dividends and distributions	—	(0.09)	(0.08)		(0.05)	(0.05)	(0.12)

Net asset value, end of period	$12.32	$11.43	$9.57		$10.56	$9.22	$6.68

Total return (b)	7.79%	20.39%	(8.62)%		15.14%	38.71%	(40.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$410,629	$394,139	$328,920		$284,489	$188,613	$101,688
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.32%	1.35%		1.35%	1.35%	1.35%
Before waivers (a)	1.35%	1.36%	1.36	%(c)	1.35%	1.39%	1.62	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.33%	0.88%	0.80%		0.59%	0.75%	1.33%
Before waivers (a)	1.22%	0.83%	0.80%		0.59%	0.71%	1.05%
Portfolio turnover rate	15%	21%	18%		22%	19%	33%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	82.9%
Cash and Other	17.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 8, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$957.00	$3.81
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	958.00	2.86
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for and the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class IB and 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (82.9%)
Foreign Governments (40.8%)
Canadian Government Bond
4.250% 12/1/21	CAD	590,916	$733,844
Denmark Government Bond
0.102% 11/15/23	DKK	2,371,507	405,597
France Government Bond
4.000% 4/25/18	EUR	200,000	294,890
1.182% 7/25/22		270,243	367,717
1.947% 7/25/27		53,263	77,215
Mexican Bonos de Proteccion al Ahorro
4.320% 1/30/20 (l)	MXN	1,700,000	132,181
New Zealand Government Bond
3.000% 4/15/20	NZD	100,000	73,585
2.000% 9/20/25 (b)(m)		100,770	77,688
Republic of Germany
0.100% 4/15/23	EUR	154,772	200,146
Republic of Sweden
0.250% 6/1/22	SEK	750,000	108,612
United Kingdom Gilt
0.125% 3/22/24	GBP	77,191	121,801
1.250% 11/22/32		821,585	1,560,575
0.625% 11/22/42 (b)(m)		17,615	31,259
0.125% 3/22/44 (b)(m)		51,460	78,722
0.250% 3/22/52		412,312	660,700
0.375% 3/22/62 (b)(m)		37,029	65,435

			4,989,967

U.S. Treasuries (42.1%)
U.S. Treasury Bonds
0.625% 2/15/43 TIPS		$140,000	118,965
U.S. Treasury Notes
0.125% 4/15/18 TIPS		100,000	103,140
1.125% 1/15/21 TIPS		100,000	113,644
0.125% 1/15/22 TIPS		270,000	271,586
0.125% 7/15/22 TIPS		300,000	296,238
0.125% 1/15/23 TIPS		4,340,000	4,236,640

			5,140,213

Total Government Securities			10,130,180

Total Long-Term Debt Securities (82.9%) (Cost $10,987,071)			10,130,180

SHORT-TERM INVESTMENTS:
Government Securities (15.5%)
Federal Agricultural Mortgage Corp.
0.10%, 11/1/13 (o)(p)		300,000	299,898
Federal Home Loan Bank
0.05%, 7/29/13 (o)(p)		100,000	99,996
0.06%, 8/2/13 (o)(p)		200,000	199,991
0.07%, 9/4/13 (o)(p)		100,000	99,987
Federal Home Loan Mortgage Corp.
0.09%, 10/15/13 (o)(p)		200,000	199,946
0.15%, 1/14/14 (o)(p)		200,000	199,839
0.16%, 2/4/14 (o)(p)		100,000	99,902
0.17%, 2/11/14 (o)(p)		300,000	299,688
Federal National Mortgage Association
0.08%, 10/1/13 (o)(p)		$100,000	$99,978
0.16%, 1/27/14 (o)(p)		300,000	299,727

Total Government Securities			1,898,952

Total Short-Term Investments (15.5%) (Cost $1,899,078)			1,898,952

Total Investments (98.4%) (Cost $12,886,149)			12,029,132
Other Assets Less Liabilities (1.6%)			197,221

Net Assets (100%)			$12,226,353

(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $253,104 or 2.1% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2013.
(p)	Yield to maturity.

Glossary:

CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

Country Diversification As a Percentage of Total Net Assets
Canada	6.0%
Denmark	3.3
France	6.1
Germany	1.6
Mexico	1.1
New Zealand	1.2
Sweden	0.9
United Kingdom	20.6
United States	57.6
Cash and Other	1.6

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar	15	March-17	$3,668,981	$3,648,187	$(20,794)
U.S. Long Bond	1	September-13	140,212	135,844	(4,368)

					$(25,162)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	266	$243,124	$258,225	$(15,101)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Credit Suisse First Boston	158	70,158	77,494	(7,336)
British Pound vs. U.S. Dollar, expiring 7/2/13	Bank of America	14	21,293	21,757	(464)
British Pound vs. U.S. Dollar, expiring 7/2/13	Bank of America	31	47,150	48,428	(1,278)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Bank of America	60	78,099	79,347	(1,248)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	23	29,938	30,003	(65)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	24	31,240	31,885	(645)
Indian Rupee vs. U.S. Dollar, expiring 7/15/13	Credit Suisse First Boston	4,380	73,524	78,000	(4,476)
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	4,380	72,380	71,775	605

					$(30,008)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	257	$251,338	$234,898	$16,440
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Bank of America	5	2,000	2,007	(7)
British Pound vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	1,809	2,751,674	2,751,399	275
British Pound vs. U.S. Dollar, expiring 8/2/13	Bank of America	1,764	2,678,202	2,682,373	(4,171)
Canadian Dollar vs. U.S. Dollar, expiring 9/23/13	Credit Suisse First Boston	806	789,925	764,807	25,118
Danish Krone vs. U.S. Dollar, expiring 8/15/13	Credit Suisse First Boston	2,450	426,957	427,773	(816)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Bank of America	823	1,065,960	1,071,258	(5,298)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	60	77,564	78,099	(535)
European Union Euro vs. U.S. Dollar, expiring 8/2/13	Credit Suisse First Boston	773	1,005,255	1,006,304	(1,049)
Indian Rupee vs. U.S. Dollar, expiring 7/15/13	Credit Suisse First Boston	4,380	72,970	73,524	(554)
Japanese Yen vs. U.S. Dollar, expiring 7/18/13	Credit Suisse First Boston	100	1,044	1,008	36
Mexican Peso vs. U.S. Dollar, expiring 9/18/13	Bank of America	357	27,535	27,360	175
Mexican Peso vs. U.S. Dollar, expiring 9/18/13	Bank of America	66	5,000	5,075	(75)
Mexican Peso vs. U.S. Dollar, expiring 9/18/13	Bank of America	39	2,999	3,008	(9)
New Zealand Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	207	168,586	160,318	8,268
Swedish Krona vs. U.S. Dollar, expiring 8/15/13	Credit Suisse First Boston	755	114,045	112,466	1,579

					$39,377

					$9,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Forward Currency Contracts	$—	$52,496	$—	$52,496
Government Securities
Foreign Governments	—	4,989,967	—	4,989,967
U.S. Treasuries	—	5,140,213	—	5,140,213
Short-Term Investments	—	1,898,952	—	1,898,952

Total Assets	$—	$12,081,628	$—	$12,081,628

Liabilities:
Forward Currency Contracts	$—	$(43,127)	$—	$(43,127)
Futures	(25,162)	—	—	(25,162)

Total Liabilities	$(25,162)	$(43,127)	$—	$(68,289)

Total	$(25,162)	$12,038,501	$—	$12,013,339

There were no transfers between Levels 1, 2 or 3 for the period ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	52,496
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$52,496

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(4,368	)*
Foreign exchange contracts	Payables	(43,127)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(20,794	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(68,289)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$9,283	$—	$—	$9,283
Foreign exchange contracts	—	—	170,471	—	170,471
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$9,283	$170,471	$—	$179,754

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(4,368)	$—	$—	$(4,368)
Foreign exchange contracts	—	—	9,369	—	9,369
Credit contracts	—	—	—	—	—
Equity contracts	—	(20,794)	—	—	(20,794)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(25,162)	$9,369	$—	$(15,793)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $10,191,000 for five months during the period ended June 30, 2013. The Portfolio held futures contracts with an average notional balance of approximately $2,528,000 for two months during the period ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Forward foreign currency contracts	$175	$(12,550)	$—	$(12,375)
Credit Suisse First Boston
Forward foreign currency contracts	52,321	(30,577)	—	21,744
Goldman Sachs Group, Inc.
Futures contracts	—	(123)	123	—

Total	$ 52,496	$(43,250)	$123	$9,369

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,999,714
Long-term U.S. government debt securities	51,880,168

$66,879,882

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,646,750
Long-term U.S. government debt securities	46,350,774

$55,997,524

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,752
Aggregate gross unrealized depreciation	(859,769)

Net unrealized depreciation	$(857,017)

Federal income tax cost of investments	$12,886,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $12,886,149)	$12,029,132
Cash	44,344
Foreign cash (Cost $8,608)	8,376
Cash held as collateral at broker	10,000
Receivable from Separate Accounts for Trust shares sold	112,272
Unrealized appreciation on forward foreign currency contracts	52,496
Dividends, interest and other receivables	18,576
Deferred offering cost	11,563
Receivable from investment manager	6,513
Receivable for securities sold	5,189
Other assets	173

Total assets	12,298,634

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	43,127
Payable to Separate Accounts for Trust shares redeemed	3,951
Distribution fees payable - Class IB	168
Due to broker for futures variation margin	123
Trustees’ fees payable	34
Accrued expenses	24,878

Total liabilities	72,281

NET ASSETS	$12,226,353

Net assets were comprised of:
Paid in capital	$12,760,061
Accumulated undistributed net investment income (loss)	54,126
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	280,247
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(868,081)

Net assets	$12,226,353

Class IB
Net asset value, offering and redemption price per share, $1,143,595 / 119,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class K
Net asset value, offering and redemption price per share, $11,082,758 / 1,157,408 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.58

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Interest	$89,185

EXPENSES
Investment management fees	27,782
Administrative fees	16,366
Professional fees	15,640
Custodian fees	12,950
Offering costs	7,448
Printing and mailing expenses	756
Distribution fees - Class IB	342
Trustees’ fees	112
Miscellaneous	484

Gross expenses	81,880
Less: Waiver from investment advisor	(44,148)
Reimbursement from investment advisor	(2,673)

Net expenses	35,059

NET INVESTMENT INCOME (LOSS)	54,126

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	92,868
Futures	9,283
Foreign currency transactions	178,096

Net realized gain (loss)	280,247

Change in unrealized appreciation (depreciation) on:
Securities	(857,017)
Futures	(25,162)
Foreign currency translations	14,098

Net change in unrealized appreciation (depreciation)	(868,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(587,834)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(533,708)

*	The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 8, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,126
Net realized gain (loss) on investments, futures and foreign currency transactions	280,247
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(868,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(533,708)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 128,827 shares ]	1,279,245
Capital shares repurchased [ (9,274) shares ]	(91,875)

Total Class IB transactions	1,187,370

Class K
Capital shares sold [ 1,189,205 shares ]	11,895,585
Capital shares repurchased [ (31,797) shares ]	(322,894)

Total Class K transactions	11,572,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,760,061

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,226,353
NET ASSETS:
Beginning of period	—

End of period (a)	$12,226,353

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,126

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.44)

Total from investment operations	(0.43)

Total dividends and distributions	—

Net asset value, end of period	$9.57

Total return (b)	(4.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,144
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.34	%(l)
Before waivers and reimbursements (a)	(0.62	)%(l)
Portfolio turnover rate	517%

Class K	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.47)

Total from investment operations	(0.42)

Total dividends and distributions	—

Net asset value, end of period	$9.58

Total return (b)	(4.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%
Before waivers and reimbursements (a)	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.19	%(l)
Before waivers and reimbursements (a)	0.39	%(l)
Portfolio turnover rate	517%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Corporate Bonds	46.6%
Government Securities	38.2
Asset-Backed and Mortgage-Backed Securities	16.1
Equities & Warrants	0.0 #
Cash and Other	(0.9)

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$997.00	$4.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.62	4.22
Class IB
Actual	1,000.00	997.00	4.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.62	4.22
Class K
Actual	1,000.00	999.00	2.94
Hypothetical (5% average return before expenses)	1,000.00	1,021.86	2.97

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.1%)
Asset-Backed Securities (7.5%)
Access Group, Inc.,
Series 2008-1 A 1.576%, 10/27/25 (l)	$12,252,676	$12,356,740
American Express Credit Account Master Trust,
Series 2012-3 A 0.343%, 3/15/18 (l)	5,000,000	4,958,096
Chase Issuance Trust,
Series 2012-A5 A5 0.590%, 8/15/17	1,500,000	1,494,958
Citibank Omni Master Trust,
Series 2009-A13 A13 5.350%, 8/15/18§	10,000,000	10,505,338
Series 2009-A14A A14 2.943%, 8/15/18 (l)§	52,150,000	53,502,917
Series 2009-A17 A17 4.900%, 11/15/18§	22,000,000	23,213,417
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.273%, 1/25/37 (l)	125,623	56,842
College Loan Corp. Trust,
Series 2005-1 A2 0.376%, 7/25/24 (l)	11,139,284	11,123,847
Collegiate Funding Services Education Loan Trust,
Series 2005-B A2 0.376%, 12/28/21 (l)	2,233,017	2,230,045
Educational Services of America, Inc.,
Series 2012-2 A 0.923%, 4/25/39 (l)§	4,330,841	4,338,162
EFS Volunteer LLC,
Series 2010-1 A1 1.126%, 10/26/26 (l)§	1,279,860	1,287,902
Ford Credit Auto Owner Trust,
Series 2013-A A2 0.380%, 11/15/15	5,000,000	5,001,794
GCO Education Loan Funding Trust,
Series 2005-1 A3L 0.353%, 11/25/20 (l)	46,888	46,761
GSAA Home Equity Trust,
Series 2007-6 A4 0.493%, 5/25/47 (l)	562,777	396,610
Honda Auto Receivables Owner Trust,
Series 2012-1 A2 0.570%, 8/15/14	1,508,168	1,508,475
Hyundai Auto Receivables Trust,
Series 2012-B A2 0.540%, 1/15/15	2,972,061	2,969,510
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4 0.413%, 8/26/19 (l)	808,067	806,033
Nelnet Student Loan Trust,
Series 2008-4 A2 0.976%, 7/25/18 (l)	715,649	717,526
Nissan Auto Lease Trust,
Series 2012-A A2B 0.353%, 7/15/14 (l)	2,633,722	2,631,733
Northstar Education Finance, Inc.,
Series 2004-2 A2 0.416%, 1/28/17 (l)	7,000,000	6,961,781
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 1.414%, 10/1/35 (l)	$1,864,776	$1,894,046
Series 2011-1 A1 0.774%, 10/1/18 (l)	1,020,811	1,021,289
SLM Student Loan Trust,
Series 2004-10 A5B 0.676%, 4/25/23 (l)§	25,000,000	25,006,353
Series 2004-8 A4 0.416%, 1/27/20 (l)	416,928	416,900
Series 2007-3 A3 0.316%, 4/25/19 (l)	8,700,000	8,551,290
Series 2008-2 A2 0.726%, 1/25/17 (l)	3,600,982	3,603,640
Series 2008-5 A2 1.376%, 10/25/16 (l)	364,654	365,650
Series 2008-9 A 1.776%, 4/25/23 (l)	14,240,537	14,748,477
Series 2009-CT 1A 2.350%, 4/15/39 (l)§(b)	801,740	806,698
Series 2009-D A 3.500%, 8/17/43 (l)§(b)	15,739,482	14,942,083
Series 2010-1 A 0.593%, 3/25/25 (l)	12,911,822	12,885,613
Series 2012-7 A1 0.353%, 2/27/17 (l)	4,589,998	4,581,406

		234,931,932

Non-Agency CMO (8.6%)
Alternative Loan Trust,
Series 2003-J1 4A1 6.000%, 10/25/32	669	670
Series 2005-61 2A1 0.473%, 12/25/35 (l)	22,518	18,233
Series 2005-62 2A1 1.168%, 12/25/35 (l)	219,665	157,639
Series 2006-OA22 A1 0.353%, 2/25/47 (l)	677,191	528,769
Series 2007-OA7 A1A 0.373%, 5/25/47 (l)	162,372	117,762
American Home Mortgage Assets Trust,
Series 2006-1 2A1 0.383%, 5/25/46 (l)	7,468,088	5,119,423
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN X1A 2.750%, 10/15/14 IO (l)§	156,900,000	4,894,339
Banc of America Commercial Mortgage, Inc.,
Series 2004-2 A5 4.580%, 11/10/38	9,600,000	9,755,897
Series 2006-2 A4 5.919%, 5/10/45 (l)	1,900,000	2,098,328
Series 2006-6 A2 5.309%, 10/10/45	1,995,376	2,021,961
Series 2006-6 A3 5.369%, 10/10/45	850,000	900,332
Series 2007-3 A2 5.857%, 6/10/49 (l)	106,063	106,906
Series 2007-3 A2FL 0.363%, 6/10/49 (l)§	106,063	105,837
Series 2007-3 A4 5.857%, 6/10/49 (l)	1,400,000	1,560,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-4 A4 5.935%, 2/10/51 (l)	$1,400,000	$1,574,788
Banc of America Large Loan Trust,
Series 2010 HLTN 2.493%, 11/15/15 (l)§	6,256,035	6,260,890
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 6.500%, 9/25/33	11,943	12,330
Banc of America Re-Remic Trust,
Series 2011-STRP A5 1.765%, 2/17/40§	43,674	43,661
BCAP LLC Trust,
Series 2006-AA2 A1 0.363%, 1/25/37 (l)	852,325	608,099
BCRR Trust,
Series 2010-LEAF 26A 4.230%, 5/22/34§	38,334	39,788
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 2.959%, 2/25/33 (l)	12,932	12,557
Series 2003-3 3A2 2.514%, 5/25/33 (l)	75,896	74,406
Series 2003-8 2A1 3.071%, 1/25/34 (l)	6,044	6,042
Series 2003-8 4A1 3.082%, 1/25/34 (l)	22,999	21,822
Series 2004-10 21A1 3.148%, 1/25/35 (l)	2,624,164	2,574,833
Series 2005-2 A1 2.600%, 3/25/35 (l)	105,100	104,300
Series 2005-2 A2 2.793%, 3/25/35 (l)	28,748	27,492
Series 2005-5 A1 2.240%, 8/25/35 (l)	33,166	33,202
Series 2005-5 A2 2.320%, 8/25/35 (l)	618,144	615,630
Series 2007-3 1A1 2.878%, 5/25/47 (l)	7,033,125	5,620,074
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.864%, 9/25/35 (l)	2,284,580	1,828,004
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4 5.405%, 12/11/40 (l)	1,000,000	1,082,874
Series 2005-PWR9 A2 4.735%, 9/11/42	591,894	597,685
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 2.540%, 5/25/35 (l)	48,433	46,420
Series 2005-11 A2A 2.570%, 10/25/35 (l)	695,700	661,214
Series 2005-12 2A1 0.993%, 8/25/35 (l)§	873,148	667,600
Series 2005-6 A1 2.270%, 9/25/35 (l)	49,871	49,694
Series 2005-6 A2 2.290%, 9/25/35 (l)	224,371	213,092
Series 2005-6 A3 1.940%, 9/25/35 (l)	28,360	27,992
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	4,000,000	4,406,092
Series 2007-CD4 A2B 5.205%, 12/11/49	$1,044,278	$1,057,910
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12 AJ 0.322%, 12/15/20 (l)§	4,033,301	4,003,880
Series 2007-FL14 AJ 0.372%, 6/15/22 (l)§	1,029,480	1,025,984
Series 2012-9W57 A 2.365%, 2/10/29§	7,000,000	7,139,668
Series 2012-LC4 A1 1.156%, 12/10/44	4,351,907	4,352,196
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M 2.868%, 10/19/32 (l)	5,734	5,352
Series 2003-HYB3 7A1 2.778%, 11/19/33 (l)	28,577	27,824
Series 2004-12 11A1 2.963%, 8/25/34 (l)	497,842	416,397
Series 2005-25 A11 5.500%, 11/25/35	782,847	737,415
Series 2005-3 1A2 0.483%, 4/25/35 (l)	294,965	239,292
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.827%, 3/25/32 (l)§	1,067	1,013
DBRR Trust,
Series 2012-EZ1 A 0.946%, 9/25/45§	37,543,041	37,616,776
Series 2013-EZ2 A 0.853%, 2/25/45 (l)§†	4,517,646	4,517,469
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	364,438	367,832
Series 2005-AR2 7A1 4.937%, 10/25/35 (l)	291,166	248,092
Series 2006-AB4 A1B1 0.293%, 10/25/36 (l)	3,516	1,963
Extended Stay America Trust,
Series 2013-ESFL A1FL 0.994%, 12/5/31 (l)§	2,000,000	1,997,335
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.334%, 6/25/34 (l)	183,298	181,385
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.615%, 8/25/35 (l)	345,263	322,164
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4 5.543%, 12/10/49	1,000,000	1,103,426
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.463%, 11/25/45 (l)	40,095	31,507
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5 5.224%, 4/10/37 (l)	600,000	643,290
Series 2007-GG9 A4 5.444%, 3/10/39	5,000,000	5,525,683
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4 4.761%, 7/10/39	10,000,000	10,534,393
Series 2007-EOP A1 1.103%, 3/6/20 (l)§	369,307	370,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-EOP A2 1.260%, 3/6/20 (l)§	$2,000,000	$2,005,010
Series 2007-EOP A3 1.456%, 3/6/20 (l)§	3,400,000	3,408,511
Series 2007-EOP B 1.731%, 3/6/20 (l)§	1,400,000	1,407,513
Series 2012-GC6 A1 1.282%, 1/10/45	2,762,196	2,768,689
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.664%, 9/25/35 (l)	178,409	176,873
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A 0.412%, 5/19/35 (l)	32,570	26,124
Series 2006-1 2A1A 0.432%, 3/19/36 (l)	233,874	160,182
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.566%, 12/25/34 (l)	216,408	201,522
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-PM1A A4 5.326%, 8/12/40 (l)	187,957	187,854
Series 2005-CB11 ASB 5.201%, 8/12/37 (l)	7,282,494	7,390,523
Series 2005-CB12 ASB 4.846%, 9/12/37	6,404,026	6,578,978
Series 2005-LDP2 A3A 4.678%, 7/15/42	153,808	154,734
Series 2006-CB14 ASB 5.506%, 12/12/44 (l)	13,254,141	13,825,352
Series 2007-CB18 A4 5.440%, 6/12/47	4,900,000	5,421,194
Series 2007-FL1A A1 0.568%, 7/15/19 (l)§	149,221	144,564
Series 2007-LD11 ASB 6.003%, 6/15/49 (l)	1,841,800	1,984,721
Series 2011-C4 A1 1.525%, 7/15/46§	577,993	581,049
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5 5.150%, 4/15/30 (l)	4,000,000	4,268,304
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.625%, 11/21/34 (l)	187,023	181,220
MASTR Alternative Loans Trust,
Series 2003-5 6A1 6.000%, 8/25/33	2,228,902	2,294,877
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1 0.893%, 11/15/31 (l)	71,123	68,201
Merrill Lynch Floating Trust,
Series 2008-LAQA A1 0.731%, 7/9/21 (l)§	2,334,549	2,325,042
Series 2008-LAQA A2 0.731%, 7/9/21 (l)§	1,000,000	991,749
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A 1.666%, 10/25/35 (l)	1,359,151	1,287,820
Series 2005-2 2A 2.440%, 10/25/35 (l)	1,391,046	1,359,938
Series 2005-2 3A 1.194%, 10/25/35 (l)	282,407	282,409
Series 2005-3 4A 0.443%, 11/25/35 (l)	$158,511	$147,232
Series 2005-3 5A 0.443%, 11/25/35 (l)	263,676	234,389
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3 5.172%, 12/12/49 (l)	2,000,000	2,201,663
Morgan Stanley Capital I, Inc.,
Series 2003-IQ5 A4 5.010%, 4/15/38	746,942	746,959
Series 2005-HQ7 A4 5.378%, 11/14/42 (l)	1,000,000	1,079,251
Series 2007-IQ14 A2 5.610%, 4/15/49	282,889	290,230
Series 2011-C1 A1 2.602%, 9/15/47§	9,253,245	9,430,197
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.982%, 8/12/45 (l)§	3,000,000	3,358,815
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.632%, 12/15/30 (l)	21,342	21,050
RBSCF Trust,
Series 2010-RR3 CSCB 5.467%, 9/16/39 (l)§	1,000,000	1,086,887
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1 0.533%, 6/25/35 (l)§	87,858	77,445
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1 0.493%, 8/25/35 (l)	55,322	41,256
Securitized Asset Sales, Inc.,
Series 1993-6 A5 0.637%, 11/26/23 (l)	1,912	1,832
Sequoia Mortgage Trust,
Series 10 2A1 0.952%, 10/20/27 (l)	11,019	10,390
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.578%, 2/25/34 (l)	148,078	143,236
Series 2004-19 2A1 1.568%, 1/25/35 (l)	43,957	32,716
Series 2005-17 3A1 2.609%, 8/25/35 (l)	205,762	189,163
Structured Asset Mortgage Investments Trust,
Series 2004-AR5 1A1 0.852%, 10/19/34 (l)	95,571	89,042
Series 2005-AR5 A1 0.442%, 7/19/35 (l)	198,211	176,710
Series 2005-AR5 A2 0.442%, 7/19/35 (l)	362,927	333,375
Series 2006-11 A1 2.718%, 10/28/35 (l)§	44,400	41,600
Series 2006-AR4 2A1 0.383%, 6/25/36 (l)	53,990	40,236
Series 2006-AR5 1A1 0.403%, 5/25/46 (l)	1,901,362	1,132,744
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1 1.524%, 1/10/45	1,932,729	1,943,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12 MAD 5.439%, 7/15/41 (l)§	$1,403,802	$1,433,159
Series 2006-WL7A A2 0.313%, 9/15/21 (l)§	2,166,578	2,150,141
Series 2007-C31 A2 5.421%, 4/15/47	921,607	933,348
Series 2007-C32 A2 5.932%, 6/15/49 (l)	1,235,454	1,285,536
Series 2007-WHL8 A1 0.272%, 6/15/20 (l)§	1,185,740	1,175,541
Wachovia Commercial Mortgage Pass-Through Certificates,
Series 2004-C10 SL 5.760%, 2/15/41§	4,351,528	4,451,996
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A 5.970%, 3/23/45 (l)§(b)	17,860,939	18,456,676
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A 1.368%, 11/25/42 (l)	10,066	9,405
Series 2002-AR2 A 2.220%, 2/27/34 (l)	7,345	6,894
Series 2003-AR1 A5 2.211%, 3/25/33 (l)	970,034	955,061
Series 2004-AR1 A 2.558%, 3/25/34 (l)	1,803,242	1,791,948
Series 2005-AR13 A1A1 0.483%, 10/25/45 (l)	234,651	203,497
Series 2005-AR15 A1A1 0.453%, 11/25/45 (l)	54,075	46,514
Series 2006-AR15 2A 2.470%, 11/25/46 (l)	49,136	42,329
Series 2006-AR3 A1A 1.168%, 2/25/46 (l)	82,700	73,020
Series 2006-AR7 3A 2.470%, 7/25/46 (l)	239,755	213,917
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.626%, 9/25/34 (l)	65,724	66,127
Series 2007-10 1A22 0.693%, 7/25/37 (l)	1,393,235	1,162,873
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1 2.501%, 2/15/44§	2,498,278	2,537,958
Series 2011-C4 A1 1.607%, 6/15/44§	1,289,502	1,297,018
Series 2012-C6 A1 1.081%, 4/15/45	13,080,700	13,060,850

		270,751,861

Total Asset-Backed and Mortgage-Backed Securities		505,683,793

Corporate Bonds (46.6%)
Consumer Discretionary (2.0%)
Auto Components (1.0%)
Johnson Controls, Inc.
0.683%, 2/4/14 (l)	30,000,000	30,032,661
1.750%, 3/1/14	830,000	836,026

		30,868,687

Automobiles (0.1%)
Daimler Finance North America LLC
0.886%, 3/28/14 (l)§	$2,690,000	$2,694,519

Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
1.700%, 5/23/14	2,432,847	2,425,244

Household Durables (0.1%)
Maytag Corp.
6.450%, 8/15/14(b)	3,000,000	3,180,000
Newell Rubbermaid, Inc.
2.000%, 6/15/15	1,500,000	1,519,044

		4,699,044

Media (0.7%)
COX Communications, Inc.
5.450%, 12/15/14	255,000	272,060
Discovery Communications LLC
3.700%, 6/1/15	2,000,000	2,100,248
NBCUniversal Enterprise, Inc.
0.817%, 4/15/16 (l)§(b)	9,250,000	9,261,378
0.965%, 4/15/18 (l)§	1,000,000	1,005,630
Reed Elsevier Capital, Inc.
7.750%, 1/15/14	2,000,000	2,065,270
TCI Communications, Inc.
8.750%, 8/1/15	1,038,000	1,203,985
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	4,602,962
Time Warner, Inc.
5.875%, 11/15/16	500,000	572,581
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	1,999,984

		23,084,098

Total Consumer Discretionary		63,771,592

Consumer Staples (4.8%)
Beverages (1.8%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	6,047,000	6,098,817
5.375%, 11/15/14	15,580,000	16,556,174
4.125%, 1/15/15	7,350,000	7,724,083
3.625%, 4/15/15	1,450,000	1,520,938
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	4,007,552
Foster’s Finance Corp.
4.875%, 10/1/14§(b)	2,400,000	2,497,960
PepsiCo, Inc.
3.750%, 3/1/14	2,250,000	2,299,513
SABMiller Holdings, Inc.
1.850%, 1/15/15§	2,200,000	2,221,123
2.450%, 1/15/17§	13,000,000	13,205,335

		56,131,495

Food & Staples Retailing (0.2%)
Walgreen Co.
0.772%, 3/13/14 (l)	7,113,000	7,118,619

Food Products (0.7%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	525,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Campbell Soup Co.
0.574%, 8/1/14 (l)	$4,000,000	$4,004,621
General Mills, Inc.
0.576%, 1/29/16 (l)	3,200,000	3,195,680
H.J. Heinz Co.
5.350%, 7/15/13 (b)	8,558,000	8,558,000
Hershey Co.
1.500%, 11/1/16	500,000	505,833
Mondelez International, Inc.
5.250%, 10/1/13	1,750,000	1,769,652
6.750%, 2/19/14	2,175,000	2,256,808
WM Wrigley Jr Co.
3.700%, 6/30/14§(b)	500,000	508,972

		21,324,851

Tobacco (2.1%)
Altria Group, Inc.
8.500%, 11/10/13	24,440,000	25,111,037
4.125%, 9/11/15	1,500,000	1,599,420
Philip Morris International, Inc.
6.875%, 3/17/14	18,819,000	19,654,632
2.500%, 5/16/16	10,476,000	10,827,348
Reynolds American, Inc.
7.300%, 7/15/15	3,177,000	3,554,624
1.050%, 10/30/15	3,200,000	3,188,277
7.625%, 6/1/16	1,300,000	1,512,929

		65,448,267

Total Consumer Staples		150,023,232

Energy (2.1%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
1.205%, 6/2/14 (l)	5,525,000	5,547,496

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	9,768,078
5.750%, 6/15/14	7,400,000	7,731,028
Devon Energy Corp.
5.625%, 1/15/14	850,000	873,527
2.400%, 7/15/16	2,850,000	2,922,230
1.875%, 5/15/17	1,000,000	986,185
Energy Transfer Partners LP
6.000%, 7/1/13	3,195,000	3,194,974
8.500%, 4/15/14	6,209,000	6,574,274
Enterprise Products Operating LLC
9.750%, 1/31/14	5,000,000	5,263,154
5.600%, 10/15/14	1,700,000	1,797,525
1.250%, 8/13/15	2,500,000	2,512,308
Series I 5.000%, 3/1/15	1,640,000	1,750,956
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	2,150,000	2,192,902
Phillips 66
1.950%, 3/5/15	1,200,000	1,220,568
2.950%, 5/1/17	1,000,000	1,025,653
Plains All American Pipeline LP/Plains All American Finance Corp.
5.625%, 12/15/13	1,000,000	1,023,925
5.250%, 6/15/15	5,000,000	5,428,385
3.950%, 9/15/15	3,212,000	3,415,350
6.125%, 1/15/17	$2,193,000	$2,496,402

		60,177,424

Total Energy		65,724,920

Financials (25.4%)
Capital Markets (3.4%)
Bank of New York Mellon Corp.
0.505%, 3/4/16 (l)	23,000,000	22,939,673
Bear Stearns Cos. LLC
5.700%, 11/15/14	3,148,000	3,345,484
Goldman Sachs Group, Inc.
6.000%, 5/1/14	4,000,000	4,168,341
0.876%, 9/29/14 (l)	2,300,000	2,295,694
5.000%, 10/1/14	5,210,000	5,437,088
1.274%, 11/21/14 (l)	12,500,000	12,565,625
0.777%, 1/12/15 (l)	10,895,000	10,836,823
0.676%, 7/22/15 (l)	1,000,000	988,742
Merrill Lynch & Co., Inc.
5.450%, 7/15/14	1,000,000	1,042,468
Morgan Stanley
0.579%, 1/9/14 (l)	13,370,000	13,331,821
1.875%, 1/24/14 (l)	25,560,000	25,662,928
6.000%, 5/13/14	4,500,000	4,682,902
4.200%, 11/20/14	500,000	516,930

		107,814,519

Commercial Banks (2.1%)
American Express Centurion Bank
0.725%, 11/13/15 (l)	13,000,000	13,010,230
JPMorgan Chase & Co.
0.726%, 4/23/15 (l)	16,875,000	16,829,819
JPMorgan Chase Bank N.A.
0.602%, 6/13/16 (l)	4,000,000	3,939,096
Union Bank N.A.
2.125%, 12/16/13	14,230,000	14,336,379
1.224%, 6/6/14 (l)(b)	17,000,000	17,106,250

		65,221,774

Consumer Finance (7.2%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,554,784
American Express Credit Corp.
5.125%, 8/25/14	3,570,000	3,740,860
1.374%, 6/12/15 (l)	2,900,000	2,942,758
American Honda Finance Corp.
0.673%, 6/18/14 (l)§	12,000,000	12,035,302
1.450%, 2/27/15§	1,711,000	1,722,398
2.500%, 9/21/15§	1,700,000	1,747,662
2.600%, 9/20/16§	1,815,000	1,872,694
2.125%, 2/28/17§	15,000,000	15,186,093
Ford Motor Credit Co. LLC
1.373%, 8/28/14 (l)	8,000,000	8,000,528
3.875%, 1/15/15	11,200,000	11,528,160
7.000%, 4/15/15	1,500,000	1,626,300
2.500%, 1/15/16	10,500,000	10,538,850
HSBC Finance Corp.
0.527%, 1/15/14 (l)	32,949,000	32,914,084
5.250%, 1/15/14	10,250,000	10,500,785
HSBC USA, Inc.
2.375%, 2/13/15	18,931,000	19,342,560
John Deere Capital Corp.
0.750%, 1/22/16	3,600,000	3,574,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	$1,000,000	$1,054,028
1.000%, 3/15/16§	1,400,000	1,382,396
1.950%, 9/12/17§	28,700,000	28,477,561
PACCAR Financial Corp.
0.523%, 6/5/14 (l)	5,000,000	5,011,078
0.545%, 2/8/16 (l)(b)	5,700,000	5,695,155
SLM Corp.
5.000%, 10/1/13	14,469,000	14,505,172
0.576%, 1/27/14 (l)	6,585,000	6,510,919
3.875%, 9/10/15	900,000	909,000
6.250%, 1/25/16	4,500,000	4,758,750
Toyota Motor Credit Corp.
0.424%, 3/10/15 (l)	5,825,000	5,817,369
0.564%, 5/17/16 (l)	10,000,000	10,018,094

		225,968,034

Diversified Financial Services (7.9%)
Bank of America Corp.
7.375%, 5/15/14	46,530,000	48,952,817
Citigroup, Inc.
6.500%, 8/19/13	14,520,000	14,635,218
0.399%, 3/7/14 (l)	11,295,000	11,266,481
CME Group, Inc./Illinois
5.400%, 8/1/13	3,620,000	3,633,854
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,227,000
General Electric Capital Corp.
5.650%, 6/9/14	1,500,000	1,573,395
0.533%, 9/15/14 (l)	1,500,000	1,500,244
4.750%, 9/15/14	17,500,000	18,365,102
3.750%, 11/14/14	14,766,000	15,343,055
2.150%, 1/9/15	5,000,000	5,102,284
1.025%, 8/11/15 (l)	3,000,000	3,009,727
0.875%, 12/11/15 (l)	7,000,000	7,017,536
0.880%, 1/8/16 (l)	10,700,000	10,755,105
5.000%, 1/8/16	50,000	54,429
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	1,000,000	997,528
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	2,000,000	2,136,604
JPMorgan Chase & Co.
4.650%, 6/1/14	3,804,000	3,939,156
3.400%, 6/24/15	2,000,000	2,076,570
0.893%, 2/26/16 (l)	40,700,000	40,583,981
MassMutual Global Funding II
2.875%, 4/21/14§	5,514,000	5,614,155
SSIF Nevada LP
0.977%, 4/14/14 (l)§	35,000,000	35,163,660
TIAA Global Markets, Inc.
4.950%, 7/15/13§(b)	2,910,000	2,914,244

		245,862,145

Insurance (4.7%)
American International Group, Inc.
3.750%, 11/30/13§	10,270,000	10,407,987
3.650%, 1/15/14	9,665,000	9,815,191
4.250%, 9/15/14	15,100,000	15,692,935
Berkshire Hathaway, Inc.
0.975%, 8/15/14 (l)	200,000	201,256
MetLife Institutional Funding II
1.174%, 4/4/14 (l)§	2,200,000	2,213,426
0.668%, 1/6/15 (l)§(b)	$14,000,000	$14,033,320
Metropolitan Life Global Funding I
5.200%, 9/18/13§(b)	230,000	232,372
1.029%, 1/10/14 (l)§	16,400,000	16,460,464
Monumental Global Funding III
0.477%, 1/15/14 (l)§	31,500,000	31,509,362
Principal Life Global Funding II
1.000%, 12/11/15§	3,500,000	3,468,011
SLM Student Loan Trust
2.997%, 9/30/15§	11,700,000	12,073,464
Sun Life Financial Global Funding III LP
0.530%, 10/6/13 (l)§	31,615,000	31,586,132

		147,693,920

Real Estate Investment Trusts (REITs) (0.1%)
WEA Finance LLC/WT Finance (Aust) Pty Ltd.
5.750%, 9/2/15§(b)	2,500,000	2,722,107
Weyerhaeuser Co.
6.950%, 8/1/17(b)	1,300,000	1,534,000

		4,256,107

Total Financials		796,816,499

Health Care (4.3%)
Biotechnology (1.4%)
Amgen, Inc.
1.875%, 11/15/14	14,400,000	14,620,304
4.850%, 11/18/14	2,300,000	2,428,793
2.300%, 6/15/16	4,800,000	4,940,463
2.500%, 11/15/16	7,475,000	7,676,457
5.850%, 6/1/17	3,000,000	3,411,428
Genentech, Inc.
4.750%, 7/15/15	1,540,000	1,661,354
Gilead Sciences, Inc.
2.400%, 12/1/14	3,915,000	4,001,517
3.050%, 12/1/16	6,154,000	6,484,811

		45,225,127

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.
4.000%, 3/1/14	500,000	511,391
Boston Scientific Corp.
5.450%, 6/15/14	19,135,000	19,921,749
4.500%, 1/15/15	6,800,000	7,117,618

		27,550,758

Health Care Providers & Services (0.3%)
Sutter Health
Series 13-A 1.090%, 8/15/53	5,000,000	4,923,550
WellPoint, Inc.
1.250%, 9/10/15	4,000,000	3,993,261

		8,916,811

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	2,500,000	2,517,910
3.250%, 11/20/14	1,000,000	1,027,891
3.200%, 5/1/15	1,225,000	1,264,815
2.250%, 8/15/16	5,061,000	5,107,627

		9,918,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (1.4%)
AbbVie, Inc.
1.200%, 11/6/15§	$16,200,000	$16,190,420
Actavis, Inc.
1.875%, 10/1/17	1,000,000	974,066
Eli Lilly and Co.
4.200%, 3/6/14	7,150,000	7,328,064
Merck & Co., Inc.
5.300%, 12/1/13 (l)	13,000,000	13,266,206
Novartis Capital Corp.
4.125%, 2/10/14	5,840,000	5,971,377

		43,730,133

Total Health Care		135,341,072

Industrials (2.1%)
Aerospace & Defense (0.1%)
United Technologies Corp.
0.545%, 12/2/13 (l)	1,850,000	1,851,852

Building Products (0.0%)
CRH America, Inc.
5.300%, 10/15/13	1,695,000	1,716,388

Commercial Services & Supplies (0.1%)
Yale University
2.900%, 10/15/14	1,802,000	1,856,697

Machinery (0.1%)
Eaton Corp.
0.950%, 11/2/15§	2,520,000	2,495,032

Road & Rail (1.8%)
Burlington Northern Santa Fe LLC
4.300%, 7/1/13	7,500,000	7,499,938
4.875%, 1/15/15	3,000,000	3,171,310
CSX Corp.
5.500%, 8/1/13	10,000,000	10,039,449
6.250%, 4/1/15	6,925,000	7,536,524
ERAC USA Finance LLC
2.250%, 1/10/14§	4,500,000	4,525,485
Norfolk Southern Corp.
5.257%, 9/17/14	1,500,000	1,578,017
7.700%, 5/15/17	3,600,000	4,349,470
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14§	7,800,000	7,894,632
3.125%, 5/11/15§	5,000,000	5,147,011
2.500%, 3/15/16§	3,850,000	3,916,397
Union Pacific Corp.
5.125%, 2/15/14	1,000,000	1,026,497

		56,684,730

Trading Companies & Distributors (0.0%)
International Lease Finance Corp.
4.875%, 4/1/15	700,000	712,740
8.625%, 9/15/15	1,000,000	1,095,000

		1,807,740

Total Industrials		66,412,439

Information Technology (2.1%)
Communications Equipment (1.0%)
Cisco Systems, Inc.
0.523%, 3/14/14 (l)	32,050,000	32,094,466

Computers & Peripherals (0.7%)
Dell, Inc.
1.400%, 9/10/13	$4,237,000	$4,241,712
2.100%, 4/1/14	1,000,000	1,003,900
Hewlett-Packard Co.
1.250%, 9/13/13	2,500,000	2,502,662
6.125%, 3/1/14	11,610,000	11,998,935
4.750%, 6/2/14	2,400,000	2,478,000

		22,225,209

Office Electronics (0.3%)
Xerox Corp.
1.672%, 9/13/13 (l)	8,870,000	8,882,879

Software (0.1%)
Symantec Corp.
2.750%, 9/15/15	1,100,000	1,132,028

Total Information Technology		64,334,582

Materials (1.5%)
Chemicals (0.8%)
Dow Chemical Co.
2.500%, 2/15/16	2,500,000	2,573,542
E.I. du Pont de Nemours & Co.
0.693%, 3/25/14 (l)	10,693,000	10,722,303
Ecolab, Inc.
1.000%, 8/9/15	2,500,000	2,492,692
3.000%, 12/8/16	7,895,000	8,235,717

		24,024,254

Metals & Mining (0.7%)
ArcelorMittal USA LLC
6.500%, 4/15/14	15,321,000	15,895,538
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	4,900,000	4,666,936

		20,562,474

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15 (b)	500,000	560,000

Total Materials		45,146,728

Utilities (2.3%)
Electric Utilities (1.4%)
Appalachian Power Co.
0.649%, 8/16/13 (l)	1,000,000	1,000,400
Dayton Power & Light Co.
5.125%, 10/1/13 (b)	4,237,000	4,289,962
Duke Energy Carolinas LLC
1.750%, 12/15/16	5,000,000	5,078,049
Duke Energy Corp.
6.300%, 2/1/14	3,130,000	3,229,621
Great Plains Energy, Inc.
2.750%, 8/15/13	1,435,000	1,438,371
Nevada Power Co.
Series L 5.875%, 1/15/15	150,000	161,636
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	17,779,201
Ohio Edison Co.
6.400%, 7/15/16	2,630,000	3,003,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio Power Co.
6.000%, 6/1/16	$5,000,000	$5,636,718

		41,617,238

Independent Power Producers & Energy Traders (0.0%)
PPL Energy Supply LLC
6.300%, 7/15/13	750,000	751,555

Multi-Utilities (0.9%)
Consumers Energy Co.
Series P 5.500%, 8/15/16	3,000,000	3,389,541
Dominion Resources, Inc.
1.800%, 3/15/14	15,000,000	15,102,000
1.950%, 8/15/16	2,555,000	2,603,850
Series A 1.400%, 9/15/17	8,000,000	7,932,000

		29,027,391

Total Utilities		71,396,184

Total Corporate Bonds		1,458,967,248

Government Securities (38.2%)
Agency ABS (0.7%)
Massachusetts Educational Financing Authority Student Loan, Class A1
Series 2008-1 A1 1.226% 4/25/38 (l)	818,084	824,463
National Credit Union Administration Guaranteed Notes, Class A
Series 2010-A1 A 0.543% 12/7/20 (l)	2,893,473	2,901,516
Small Business Administration, Class 1
Series 2008-P10A 1 5.902% 2/10/18	378,779	416,183
Small Business Administration Participation Certificates, Class 1
Series 2003-20I 1 5.130% 9/1/23	14,606	15,829
Series 2004-20C 1 4.340% 3/1/24	103,009	111,152
Series 2005-20B 1 4.625% 2/1/25	121,689	132,387
Series 2008-20G 1 5.870% 7/1/28	7,725,326	8,715,361
Series 2008-20H 1 6.020% 8/1/28	7,578,448	8,624,020

		21,740,911

Agency CMO (5.8%)
Federal Home Loan Mortgage Corp.
0.343% 7/15/19 (l)	773,128	773,803
1.471% 8/25/19 IO (l)	95,830,006	6,498,616
5.000% 8/15/20	11,177	11,215
0.343% 10/15/20 (l)	1,608,762	1,607,457
2.365% 11/1/23 (l)	4,774	4,973
0.493% 8/15/25 (l)	3,796,137	3,811,611
6.500% 4/15/29	19,331	21,520
0.542% 12/15/29 (l)(b)	2,739	2,731
2.367% 1/1/34 (l)	33,872	35,925
0.592% 7/15/34 (l)	6,504,142	6,494,191
2.890% 3/1/35 (l)	196,395	210,879
4.896% 10/1/35 (l)	39,766	41,612
5.032% 10/1/35 (l)	86,366	90,474
4.689% 11/1/35 (l)	$100,604	$105,505
2.207% 7/1/36 (l)	1,270,414	1,339,497
2.603% 9/1/36 (l)	1,231,246	1,302,239
0.592% 9/15/36 (l)(b)	126,145	126,154
2.689% 10/1/36 (l)	773,677	808,611
0.573% 11/15/36 (l)	88,672	88,677
0.673% 11/15/36 (l)	2,167,749	2,170,599
0.693% 7/15/39 (l)	729,878	731,694
0.693% 2/15/41 (l)	3,760,902	3,777,641
0.613% 4/15/41 (l)	2,789,035	2,791,854
0.642% 9/15/41 (l)	6,494,389	6,490,985
6.500% 7/25/43	9,568	10,864
1.368% 10/25/44 (l)	870,240	866,204
1.368% 2/25/45 (l)	1,115,875	1,107,985
Federal National Mortgage Association
0.595% 8/25/15	9,500,000	9,483,974
2.090% 10/1/15	4,937,644	4,959,730
0.492% 11/25/16	4,972,604	4,965,282
4.340% 2/1/17	2,401,637	2,517,067
0.898% 1/1/21 (l)	4,802,601	4,820,013
2.492% 11/1/34 (l)	886,258	942,456
2.300% 1/1/35 (l)	22,496	23,607
0.493% 5/25/35 (l)	158,781	158,583
2.571% 5/25/35 (l)	344,896	356,524
2.499% 7/1/35 (l)	169,496	179,498
5.518% 12/1/35 (l)	224,000	239,351
2.586% 1/1/36 (l)	177,625	189,626
5.692% 3/1/36 (l)	222,162	234,591
5.784% 3/1/36 (l)	251,416	268,577
0.643% 6/25/36 (l)	8,393,453	8,423,573
0.253% 12/25/36 (l)	51,462	50,172
0.733% 7/25/37 (l)	2,217,098	2,230,539
0.393% 10/27/37 (l)	6,700,000	6,671,592
0.873% 12/25/37 (l)	3,764,584	3,804,821
0.593% 1/25/38 (l)	288,707	288,860
0.773% 6/25/41 (l)	5,833,565	5,866,073
0.743% 9/25/41 (l)	12,767,614	12,825,246
0.543% 5/25/42 (l)	52,934	52,844
0.643% 6/25/42 (l)	5,094,897	5,080,629
1.369% 3/1/44 (l)	561,846	566,763
1.369% 7/1/44 (l)	7,814	7,882
1.369% 10/1/44 (l)	41,468	41,830
Government National Mortgage Association
0.898% 2/20/62 (l)	14,649,375	14,765,178
1.248% 2/20/62 (l)	7,646,507	7,830,995
0.748% 4/20/62 (l)	7,720,192	7,723,882
0.768% 4/20/62 (l)	6,553,487	6,562,590
National Credit Union Administration Guaranteed Notes, Class 1A
Series 2010-C1 A1 1.600% 10/29/20	7,582,171	7,669,548
Series 2010-R3 1A 0.753% 12/8/20 (l)	11,940,190	12,036,271
Series 2011-R4 1A 0.573% 3/6/20 (l)	9,636,061	9,653,752

		182,815,435

Municipal Bonds (5.4%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds,
Series 2013 0.812% 7/1/16	2,500,000	2,473,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Arkansas Student Loan Authority,
Series 2010-1 1.391% 11/25/43 (l)	$3,024,519	$3,024,670
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series 2013A-1 0.340% 10/1/47	2,400,000	2,395,128
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series 2013A-2 0.340% 10/1/47	3,600,000	3,592,692
Citizens Property Insurance Corporation Florida High Risk Senior Secured,
Series 2010A-1 5.000% 6/1/14	1,310,000	1,363,880
City & Country of Honolulu Taxable, General Obligation Bonds,
Series 2012 E 0.778% 11/1/15	2,200,000	2,201,914
City of New York, New York Taxable, General Obligation Bonds,
Series A 2.560% 8/1/17	2,000,000	2,083,960
City of New York, New York Taxable, General Obligation Bonds,
Series I 1.520% 8/1/13	10,000,000	10,011,300
City of New York, New York Taxable,
Series D 5.000% 10/15/15	7,220,000	7,913,337
City of New York, New York Taxable,
Series O 4.650% 6/1/15	2,785,000	2,991,786
City of New York, New York Taxable,
Subseries C-2 5.000% 10/1/14	6,000,000	6,331,380
Commonwealth of Massachusetts Various Consolidated Loan, General Obligation Funds,
Series D 0.400% 1/1/17 (l)	2,000,000	2,000,000
Denver Urban Renewal Authority, Revenue Bonds,
Series 2013A-1 5.000% 12/1/14	1,300,000	1,381,003
5.000% 12/1/15	1,450,000	1,587,460
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds,
Series 2012 A 4.000% 5/15/15	655,000	694,509
4.000% 5/15/16	500,000	540,950
Fairfax County Virginia Redevelopment & Housing Authority,
Series 2013A 0.660% 3/1/15	1,015,000	1,012,320
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds,
Series 2010 0.850% 7/1/22 (l)	1,000,000	989,260
Irvine Ranch California Water District Joint Powers Agency,
Series 2012 2.388% 3/15/14	1,890,000	1,891,096
Lower Colorado River Authority Texas, Revenue Refunding Bonds,
Series 2012A 5.000% 5/15/15	2,385,000	2,578,567
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction,
Series OO 0.857% 3/1/15	$6,200,000	$6,190,514
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable,
Series B 4.252% 1/1/16	3,840,000	3,928,474
New York State Dormitory Authority Non Taxable-Pledged Assessment, Revenue Bonds,
Series 2010A 3.125% 12/1/15	7,085,000	7,439,250
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds,
Series 2012C 0.800% 12/1/33 (l)	500,000	498,090
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes,
Series A-1, A-2 & A-3 1.010% 10/26/20 (l)	7,498,587	7,504,436
Northeast Maryland Waste Disposal Authority Amt-Montgomery County Solid, Revenue Bonds,
Series 2013 4.000% 4/1/16	10,000,000	10,793,000
Northstar Education Finance Delaware Student Loan Asset
0.466% 4/29/19 (l)	5,816,133	5,798,510
Northstar Student Loan Trust
0.893% 12/26/31 (l)§	5,508,702	5,458,011
Oakland County Michigan Certificates Participation Taxable-Retiree Medical Benefits
6.000% 4/1/16	6,840,000	7,107,581
6.250% 4/1/19	10,000,000	10,348,500
Orange County California Taxable Pension,
Series A 0.680% 2/1/14 (b)	10,000,000	10,000,600
0.730% 5/1/14 (b)	8,000,000	8,002,000
South Carolina Student Loan Corp., Revenue Bonds,
Series 2013A-1 0.726% 1/25/21 (l)	3,367,541	3,368,436
South Dakota Educational Enhancement Funding Corp.,
Series 2013A 1.188% 6/1/15	2,525,000	2,513,991
1.551% 6/1/16	1,000,000	985,680
State of California, Various Purposes, General Obligation Bonds
5.250% 4/1/14	2,275,000	2,354,648
0.850% 2/1/15	5,000,000	5,003,900
5.450% 4/1/15	2,465,000	2,648,371
3.950% 11/1/15	2,000,000	2,142,100
Tarrant County Texas Cultural Education Scott and White Healthcare Project, Revenue Bonds,
Series 2013A 5.000% 8/15/15	850,000	922,522
Tobacco Settlement Finance Authority of West Virginia,
Series A 7.467% 6/1/47	1,240,000	1,066,822
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds,
Series 2013 3.000% 11/1/16	5,000,000	5,182,500
University of California Revenues Taxable General, Revenue Bonds,
Series AG 0.392% 5/15/15	3,325,000	3,308,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
University Wisconsin Hospitals & Clinics Authority, Revenue Bonds,
Series 2013A 4.000% 4/1/15	$320,000	$337,814

		169,963,220

Supranational (0.4%)
Asian Development Bank
4.250% 10/20/14	12,100,000	12,706,206

U.S. Government Agencies (20.4%)
Federal Farm Credit Bank
0.250% 6/11/14 (l)	15,000,000	15,013,200
0.550% 7/9/15	1,775,000	1,775,232
Federal Home Loan Mortgage Corp.
0.750% 11/25/14	20,500,000	20,632,543
0.350% 11/26/14	48,000,000	48,027,792
0.650% 8/28/15	1,300,000	1,302,299
0.500% 9/14/15	49,400,000	49,371,926
0.420% 9/18/15	20,000,000	19,939,116
1.125% 1/13/16	30,000,000	30,128,853
2.250% 7/3/17	44,100,000	44,104,675
2.000% 7/17/17	25,000,000	25,021,352
2.000% 8/14/17	38,625,000	38,702,319
1.250% 9/18/17	1,000,000	984,929
2.000% 11/6/17	7,500,000	7,588,128
2.000% 12/27/18	5,000,000	4,971,357
3.000% 1/17/19	48,935,000	49,474,592
3.000% 7/10/19	34,875,000	35,276,495
3.000% 7/31/19	74,250,000	74,391,290
3.000% 8/1/19	60,400,000	60,518,481
3.000% 8/8/19	8,449,000	8,469,037
2.000% 10/9/19	6,900,000	6,752,890
Federal National Mortgage Association
0.750% 1/30/15	15,000,000	15,048,533
0.750% 2/24/15	2,000,000	2,007,012
2.000% 9/21/15	4,000,000	4,131,209
1.200% 3/6/17	430,000	428,468
1.000% 9/20/17	15,000,000	14,616,534
2.750% 4/16/19	47,650,000	48,116,494
3.000% 6/27/19	1,500,000	1,513,071
1.700% 10/4/19	10,000,000	9,576,598
3.430% 12/15/20	2,350,000	2,356,083
Small Business Administration
Series 2004-P10A 4.504% 2/1/14	7,899	8,035

		640,248,543

U.S. Treasuries (5.5%)
U.S. Treasury Notes
0.250% 3/31/15 (z)	166,500,000	166,315,936
0.500% 6/15/16	4,900,000	4,879,481

		171,195,417

Total Government Securities		1,198,669,732

Total Long-Term Debt Securities (100.9%) (Cost $3,168,001,226)		3,163,320,773

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	$1,027

Total Common Stocks (0.0%) (Cost $790)		1,027

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
Ford Motor Credit Co.
0.92%, 8/1/13 (n)(p)	$3,000,000	2,997,540

Total Short-Term Investments (0.1%) (Cost $2,998,063)		2,997,540

Total Investments Before Securities Sold Short (101.0%) (Cost $3,171,000,079)		3,166,319,340

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(247)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(247)

Total Investments after Securities Sold Short (101.0%) (Cost $3,171,000,079)		3,166,319,093
Other Assets Less Liabilities (-1.0%)		(32,766,281)

Net Assets (100%)		$3,133,552,812

†	Securities (totaling $4,517,222 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $587,100,153 or 18.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
IO	— Interest Only

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$234,931,932	$—	$234,931,932
Non-Agency CMO	—	266,234,392	4,517,469	270,751,861
Common Stocks
Financials	1,027	—	—	1,027
Corporate Bonds
Consumer Discretionary	—	63,771,592	—	63,771,592
Consumer Staples	—	150,023,232	—	150,023,232
Energy	—	65,724,920	—	65,724,920
Financials	—	796,816,499	—	796,816,499
Health Care	—	135,341,072	—	135,341,072
Industrials	—	66,412,439	—	66,412,439
Information Technology	—	64,334,582	—	64,334,582
Materials	—	45,146,728	—	45,146,728
Utilities	—	71,396,184	—	71,396,184
Government Securities
Agency ABS	—	21,740,911	—	21,740,911
Agency CMO	—	182,815,435	—	182,815,435
Municipal Bonds	—	169,963,220	—	169,963,220
Supranational	—	12,706,206	—	12,706,206
U.S. Government Agencies	—	640,248,543	—	640,248,543
U.S. Treasuries	—	171,195,417	—	171,195,417
Short-Term Investments	—	2,997,540	—	2,997,540

Total Assets	$1,027	$3,161,800,844	$4,517,469	$3,166,319,340

Liabilities:
Common Stocks
Financials	—	—	(247)	(247)

Total Liabilities	$—	$—	$(247)	$(247)

Total	$1,027	$3,161,800,844	$4,517,222	$3,166,319,093

(a)	A Security with a market value of $37,616,776 transferred from Level 3 to Level 2 since the beginning of the period due to the security being currently priced by a third party pricing vendor.

The Portfolio held no derivatives during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Sale-Buyback Transactions	$ —	$(57,827,017)	$57,827,017	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,093,014,900
Long-term U.S. government debt securities	6,199,129,862

$8,292,144,762

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,109,179,566
Long-term U.S. government debt securities	6,179,574,746

$8,288,754,312

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,538,359
Aggregate gross unrealized depreciation	(15,271,323)

Net unrealized depreciation	$(4,732,964)

Federal income tax cost of investments	$3,171,052,304

The Portfolio has a net capital loss carryforward of $254,044,255 of which $4,924,596 expires in the year 2015, $131,902,909 expires in the year 2016, $115,032,572 expires in the year 2017 and $2,184,178 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $1,966,540 for Short Term losses and $3,205,805 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $3,171,000,079)	$3,166,319,340
Cash	11,015,663
Foreign cash (Cost $1)	1
Dividends, interest and other receivables	18,137,486
Receivable for securities sold	1,288,708
Receivable from Separate Accounts for Trust shares sold	263,306
Due from broker for futures variation margin	4
Other assets	44,180

Total assets	3,197,068,688

LIABILITIES
Payable for sale-buyback financing transactions	57,827,017
Payable to Separate Accounts for Trust shares redeemed	1,926,794
Payable for securities purchased	1,446,571
Investment management fees payable	1,200,558
Administrative fees payable	264,812
Distribution fees payable - Class IB	230,329
Distribution fees payable - Class IA	9,461
Securities sold short (Proceeds received $—)	247
Other liabilities	127,656
Accrued expenses	482,431

Total liabilities	63,515,876

NET ASSETS	$3,133,552,812

Net assets were comprised of:
Paid in capital	$3,384,744,765
Accumulated undistributed net investment income (loss)	13,033,636
Accumulated undistributed net realized gain (loss) on investments and securities sold short	(259,416,947)
Net unrealized appreciation (depreciation) on investments and securities sold short	(4,808,642)

Net assets	$3,133,552,812

Class IA
Net asset value, offering and redemption price per share, $45,659,559 / 4,591,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class IB
Net asset value, offering and redemption price per share, $1,113,991,354 / 111,898,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $1,973,901,899 / 198,240,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$23,996,317

EXPENSES
Investment management fees	7,297,552
Administrative fees	1,612,362
Distribution fees - Class IB	1,443,937
Printing and mailing expenses	173,037
Professional fees	61,687
Interest expense	58,481
Distribution fees - Class IA	58,044
Trustees’ fees	44,509
Custodian fees	39,920
Miscellaneous	45,496

Total expenses	10,835,025

NET INVESTMENT INCOME (LOSS)	13,161,292

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(148,122)

Change in unrealized appreciation (depreciation) on:
Securities	(17,364,536)
Securities sold short	(43)

Net change in unrealized appreciation (depreciation)	(17,364,579)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,512,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,351,409)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,161,292	$21,590,892
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	(148,122)	(3,893,090)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written and foreign currency translations	(17,364,579)	36,636,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,351,409)	54,334,460

DIVIDENDS:
Dividends from net investment income
Class IA	—	(282,220)
Class IB	—	(6,896,290)
Class K	—	(15,812,302)

TOTAL DIVIDENDS	—	(22,990,812)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 870,880 and 2,030,644 shares, respectively ]	8,687,865	20,269,708
Capital shares issued in reinvestment of dividends [ 0 and 28,327 shares, respectively ]	—	282,220
Capital shares repurchased [ (1,225,222) and (2,074,576) shares, respectively ]	(12,219,557)	(20,698,519)

Total Class IA transactions	(3,531,692)	(146,591)

Class IB
Capital shares sold [ 6,470,807 and 18,708,477 shares, respectively ]	64,607,273	186,670,127
Capital shares issued in reinvestment of dividends [ 0 and 691,472 shares, respectively ]	—	6,896,290
Capital shares repurchased [ (17,236,873) and (33,952,997) shares, respectively ]	(172,130,088)	(338,833,474)

Total Class IB transactions	(107,522,815)	(145,267,057)

Class K
Capital shares sold [ 14,938,940 and 21,178,455 shares, respectively ]	149,148,939	211,321,558
Capital shares issued in reinvestment of dividends [ 0 and 1,587,243 shares, respectively ]	—	15,812,302
Capital shares repurchased [ (11,641,537) and (25,372,981) shares, respectively ]	(116,200,264)	(253,329,808)

Total Class K transactions	32,948,675	(26,195,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,105,832)	(171,609,596)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,457,241)	(140,265,948)
NET ASSETS:
Beginning of period	3,216,010,053	3,356,276,001

End of period (a)	$3,133,552,812	$3,216,010,053

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,033,636	$(127,656)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.97	$9.88	$9.95	$9.90	$9.28	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.07 (e)	0.06 (e)	0.10 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.06)	0.10	(0.06)	0.05	0.67	(0.71)

Total from investment operations	(0.03)	0.15	0.01	0.11	0.77	(0.37)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.08)	(0.06)	(0.12)	(0.31)
Distributions from net realized gains	—	—	—	—	(0.03)	(0.57)

Total dividends and distributions	—	(0.06)	(0.08)	(0.06)	(0.15)	(0.88)

Net asset value, end of period	$9.94	$9.97	$9.88	$9.95	$9.90	$9.28

Total return (b)	(0.30)%	1.48%	0.07%	1.10%	8.25%	(3.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,660	$49,291	$48,992	$1,541,074	$1,156,322	$952,328
Ratio of expenses to average net assets:
After waivers (a)	0.84%	0.84%	0.58%	0.62%	0.65%	0.66%
Before waivers (a)	0.84%	0.84%	0.58%	0.62%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.69%	0.51%	0.70%	0.58%	1.01%	3.20%
Before waivers (a)	0.69%	0.51%	0.70%	0.58%	1.01%	3.18%
Portfolio turnover rate	259%	189%	210%	206%	246%	1,056%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.98	$9.89	$9.96	$9.91	$9.28	$10.54

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.04 (e)	0.03 (e)	0.07 (e)	0.31 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.05)	0.10	(0.06)	0.05	0.68	(0.71)

Total from investment operations	(0.02)	0.15	(0.02)	0.08	0.75	(0.40)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.03)	(0.09)	(0.29)
Distributions from net realized gains	—	—	—	—	(0.03)	(0.57)

Total dividends and distributions	—	(0.06)	(0.05)	(0.03)	(0.12)	(0.86)

Net asset value, end of period	$9.96	$9.98	$9.89	$9.96	$9.91	$9.28

Total return (b)	(0.30)%	1.48%	(0.18)%	0.85%	8.09%	(4.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,113,991	$1,223,829	$1,356,452	$1,525,237	$1,673,028	$1,120,616
Ratio of expenses to average net assets:
After waivers (a)	0.84%	0.84%	0.83%	0.87%	0.90%	0.91%
Before waivers (a)	0.84%	0.84%	0.83%	0.87%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.69%	0.50%	0.45%	0.33%	0.75%	2.91%
Before waivers (a)	0.69%	0.50%	0.45%	0.33%	0.75%	2.89%
Portfolio turnover rate	259%	189%	210%	206%	246%	1,056%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.97	$9.88	$9.96

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.06)	0.09	(0.03)

Total from investment operations	(0.01)	0.17	(0.01)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)

Net asset value, end of period	$9.96	$9.97	$9.88

Total return (b)	(0.10)%	1.74%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,973,902	$1,942,891	$1,950,832
Ratio of expenses to average net assets:
After waivers (a)	0.59%	0.59%	0.58%
Before waivers (a)	0.59%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.93%	0.75%	0.71%
Before waivers (a)	0.93%	0.75%	0.71%
Portfolio turnover rate	259%	189%	210%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(ii)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Short Duration Bond Portfolio and AXA Rosenberg Value Long/Short Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/PIMCO Ultra Short Bond Portfolio.

See Notes to Financial Statements.

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	80.3%
Corporate Bonds	11.3
Asset-Backed and Mortgage-Backed Securities	7.6
Equities & Warrants	0.0 #
Cash and Other	0.8

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$979.10	$4.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	979.00	4.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.6%)
Asset-Backed Securities (4.1%)
Ally Auto Receivables Trust,
Series 2013-SN1 A3 0.720%, 5/20/16		$966,000	$964,165
Ally Master Owner Trust,
Series 2012-4 A 1.720%, 7/15/19		620,000	618,148
Series 2013-1 A2 1.000%, 2/15/18		875,000	868,375
American Express Credit Account Master Trust,
Series 2012-2 A 0.680%, 3/15/18		1,360,000	1,357,998
Series 2012-5 A 0.590%, 5/15/18		755,000	751,236
AmeriCredit Automobile Receivables Trust,
Series 2011-4 A2 0.920%, 3/9/15		19,558	19,559
Series 2011-5 A2 1.190%, 8/8/15		70,909	70,976
Series 2012-3 A3 0.960%, 1/9/17		805,000	807,072
Series 2012-4 A2 0.490%, 4/8/16		486,960	486,088
Series 2013-1 A2 0.490%, 6/8/16		558,000	557,510
Series 2013-3 A3 0.920%, 4/9/18		825,000	824,345
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A A 2.100%, 3/20/19§		480,000	475,562
Bank of America Auto Trust,
Series 2012-1 A4 1.030%, 12/15/16		570,000	573,558
BMW Floorplan Master Owner Trust,
Series 2012-1A A 0.592%, 9/15/17 (l)§		298,000	298,042
Cabela’s Master Credit Card Trust,
Series 2013-1A A 2.710%, 2/17/26§(b)		615,000	578,298
Capital Auto Receivables Trust,
Series 2013-1 A2 0.620%, 7/20/16		481,000	479,544
CarMax Auto Owner Trust,
Series 2012-1 A3 0.890%, 9/15/16		735,000	737,497
Chase Issuance Trust,
Series 2013-A1 A1 1.300%, 2/18/20		250,000	244,687
CIT Equipment Collateral,
Series 2012-VT1 A3 1.100%, 8/22/16§		391,785	392,646
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT 3.860%, 1/25/33 (e)		84,611	83,520
CNH Equipment Trust,
Series 2010-C A3 1.170%, 5/15/15		78,562	78,637
Series 2012-A A3 0.940%, 5/15/17		557,355	559,120
Discover Card Execution Note Trust,
Series 2012-A1 A1 0.810%, 8/15/17		$439,000	$439,963
Discover Card Master Trust,
Series 2012-A3 A 0.860%, 11/15/17		406,000	407,030
Dryrock Issuance Trust,
Series 2012-2 A 0.640%, 8/15/18		750,000	746,434
Exeter Automobile Receivables Trust,
Series 2012-2A A 1.300%, 6/15/17§		401,858	403,397
Series 2013-1A A 1.290%, 10/16/17§		326,926	325,646
Fifth Third Auto Trust,
Series 2013-A A3 0.610%, 9/15/17		488,000	487,061
Flagship Credit Auto Trust,
Series 2013-1 A 1.320%, 4/16/18§(b)		266,206	265,672
Ford Auto Securitization Trust,
Series 2011-R3A A2 1.960%, 7/15/15§	CAD	589,277	561,351
Series 2013-R1A A2 1.676%, 9/15/16§(b)		438,000	394,160
Ford Credit Auto Lease Trust,
Series 2012-B A2 0.540%, 11/15/14		$664,406	664,057
Ford Credit Auto Owner Trust,
Series 2012-D B 1.010%, 5/15/18		210,000	208,059
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A1 0.740%, 9/15/16		765,000	765,973
Series 2013-1 A1 0.850%, 1/15/18		389,000	385,896
GE Capital Credit Card Master Note Trust,
Series 2012-6 A 1.360%, 8/17/20		685,000	674,373
Series 2012-7 A 1.760%, 9/15/22		590,000	563,525
Series 2013-1 A 1.350%, 3/15/21		570,000	553,848
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A 0.682%, 6/20/17 (l)		1,095,000	1,099,679
GE Equipment Midticket LLC,
Series 2011-1 A3 1.000%, 8/24/15		286,297	286,797
Gracechurch Card Funding plc,
Series 2012-1A A1 0.893%, 2/15/17 (l)§		725,000	726,188
Hertz Vehicle Financing LLC,
Series 2013-1A A1 1.120%, 8/25/17§(b)		430,000	425,797
Series 2013-1A A2 1.830%, 8/25/19§		1,140,000	1,111,126
Huntington Auto Trust,
Series 2011-1A A3 1.010%, 1/15/16§		362,085	363,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Hyundai Auto Lease Securitization Trust,
Series 2013-A A3 0.660%, 6/15/16§(b)	$653,000	$651,141
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3 0.590%, 2/15/16	423,000	421,710
Mercedes-Benz Master Owner Trust,
Series 2012-AA A 0.790%, 11/15/17§	991,000	984,525
Navistar Financial Corp. Owner Trust,
Series 2012-A A2 0.850%, 3/18/15§	587,381	587,783
Nissan Auto Lease Trust,
Series 2012-A A2A 0.680%, 7/15/14	342,384	342,429
Series 2012-B A2A 0.450%, 6/15/15	310,303	309,834
Penarth Master Issuer plc,
Series 2012-1A A1 0.763%, 3/18/14 (l)§	806,000	807,557
RASC Trust,
Series 2003-KS3 A2 0.793%, 5/25/33 (l)	38,790	34,926
Santander Drive Auto Receivables Trust,
Series 2012-3 A3 1.080%, 4/15/16	755,000	757,104
Series 2012-6 A2 0.470%, 9/15/15	264,784	264,690
Series 2013-3 C 1.810%, 4/15/19	616,000	597,378
SmartTrust,
Series 2012-4US A2A 0.670%, 6/14/15	425,422	425,722
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3 1.220%, 6/22/15	677,778	679,383
World Financial Network Credit Card Master Trust,
Series 2012-B A 1.760%, 5/17/21	430,000	428,556
Series 2013-A A 1.610%, 12/15/21	301,000	294,812

		31,273,289

Non-Agency CMO (3.5%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A4 5.414%, 9/10/47	865,000	950,936
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 3.369%, 3/13/23 (b)(m)	630,000	611,424
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A 5.939%, 3/15/49 (l)	400,356	439,291
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.641%, 5/25/35 (l)	217,389	205,755
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR6 A2 2.122%, 3/10/46	1,255,000	1,256,356
Series 2013-SFS A1 1.873%, 4/12/35§(b)	318,466	308,541
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4 4.750%, 1/15/37 (l)	$256,642	$259,095
CW Capital Cobalt Ltd.,
Series 2007-C3 A4 5.985%, 5/15/46 (l)	850,000	954,690
Extended Stay America Trust,
Series 2013-ESFL A2FL 0.894%, 12/5/31 (l)§	330,000	327,154
Series 2013-ESH7 A17 2.295%, 12/5/31§	425,000	413,882
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42 (l)	900,000	939,615
Series 2007-GG9 A2 5.381%, 3/10/39	970,638	989,528
Series 2007-GG9 A4 5.444%, 3/10/39	1,181,381	1,305,587
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4 5.553%, 4/10/38 (l)	1,642,000	1,787,507
Series 2012-GCJ7 A4 3.377%, 5/10/45	1,360,000	1,340,413
Series 2012-GCJ9 A3 2.773%, 11/10/45	385,451	353,838
Series 2013-G1 A2 3.557%, 4/10/31 (l)§(b)	357,478	348,942
Series 2013-KING A 2.706%, 12/10/27§	667,252	659,289
Series 2013-KYO A 1.043%, 11/8/29 (l)§	650,000	643,765
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4 5.335%, 8/12/37 (l)	635,560	661,809
Series 2007-LD11 A4 6.003%, 6/15/49 (l)	361,990	404,397
Series 2010-C2 A1 2.749%, 11/15/43§	550,029	567,588
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4 4.367%, 3/15/36	266,000	270,631
Series 2004-C4 A4 5.712%, 6/15/29 (l)	275,000	281,971
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1 5.250%, 8/25/36 (l)	51,436	51,304
Merrill Lynch Mortgage Trust,
Series 2006-C2 A1A 5.739%, 8/12/43 (l)	406,441	450,196
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3 A2 5.291%, 7/12/46 (l)	1,221,266	1,246,249
Series 2006-3 A4 5.414%, 7/12/46 (l)	1,921,000	2,127,776
Series 2006-4 A1A 5.166%, 12/12/49 (l)	1,525,757	1,673,378
Morgan Stanley Capital I Trust,
Series 2007-T27 A1A 5.816%, 6/11/42 (l)	935,806	1,055,797
Motel 6 Trust,
Series 2012-MTL6 A2 1.948%, 10/5/25§	523,000	507,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4 3.091%, 8/10/49	$238,265	$226,315
Series 2012-C4 A5 2.850%, 12/10/45	465,583	431,343
Series 2013-C5 A4 3.185%, 3/10/46	1,049,350	995,489
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A1A 5.914%, 5/15/43 (l)	1,056,107	1,165,284
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A 0.868%, 2/25/47 (l)	488,315	354,062
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5 3.337%, 6/15/46	569,160	542,777

		27,109,273

Total Asset-Backed and Mortgage-Backed Securities		58,382,562

Corporate Bonds (11.3%)
Consumer Discretionary (1.0%)
Hotels, Restaurants & Leisure (0.0%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	435,000	439,916

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	281,000	363,011
5.750%, 4/15/20	193,000	219,291
3.375%, 3/1/22	18,000	17,168
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	378,353
Comcast Corp.
5.150%, 3/1/20	375,000	429,223
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	279,496
4.600%, 2/15/21	335,000	348,270
3.800%, 3/15/22	350,000	334,250
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22 (e)§	274,000	282,112
News America, Inc.
6.150%, 2/15/41	370,000	404,521
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	230,062
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	716,659
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	345,088
5.000%, 2/1/20	352,000	367,418
Time Warner Entertainment Co. LP
8.375%, 3/15/23	184,000	227,295
Time Warner, Inc.
7.625%, 4/15/31	547,000	692,416
Turner Broadcasting System, Inc.
8.375%, 7/1/13	226,000	225,998
Viacom, Inc.
5.625%, 9/15/19	108,000	123,778
WPP Finance 2010
4.750%, 11/21/21	250,000	258,241
WPP Finance UK Corp.
8.000%, 9/15/14	$312,000	$336,317

		6,578,967

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	113,000	118,791
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22 (b)	715,000	706,063

		824,854

Total Consumer Discretionary		7,843,737

Consumer Staples (0.4%)
Food & Staples Retailing (0.1%)
Kroger Co.
3.400%, 4/15/22	451,000	438,922

Food Products (0.3%)
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	217,000	231,835
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	529,326
ConAgra Foods, Inc.
3.200%, 1/25/23	194,000	185,318
Marfrig Overseas Ltd.
9.500%, 5/4/20§	245,000	242,856
Tyson Foods, Inc.
4.500%, 6/15/22	635,000	648,097

		1,837,432

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22	295,000	274,930

Total Consumer Staples		2,551,284

Energy (1.6%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
2.500%, 10/15/17	279,000	275,348
Weatherford International Ltd.
9.625%, 3/1/19	560,000	701,116
5.125%, 9/15/20	95,000	98,787

		1,075,251

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	206,000	237,110
Cimarex Energy Co.
5.875%, 5/1/22	207,000	210,622
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	388,000	346,965
Encana Corp.
3.900%, 11/15/21	860,000	870,599
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	412,715
7.500%, 7/1/38	357,000	408,949
Enterprise Products Operating LLC
5.200%, 9/1/20	455,000	507,207
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16 (m)	484,000	523,688
KazMunayGas National Co. JSC
7.000%, 5/5/20§	458,000	514,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		$193,000	$193,400
3.950%, 9/1/22		624,000	613,418
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	714,707
Marathon Petroleum Corp.
5.125%, 3/1/21		232,000	254,864
Nabors Industries, Inc.
9.250%, 1/15/19		502,000	623,145
Noble Energy, Inc.
8.250%, 3/1/19		575,000	724,397
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	59,242
Pacific Rubiales Energy Corp.
5.125%, 3/28/23§(b)		128,000	119,680
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	858,468
Phillips 66
4.300%, 4/1/22		950,000	979,870
TransCanada PipeLines Ltd.
6.350%, 5/15/67 (l)		519,000	537,165
Valero Energy Corp.
6.125%, 2/1/20		406,000	471,518
Williams Cos., Inc.
3.700%, 1/15/23		583,000	538,473
Williams Partners LP
5.250%, 3/15/20		325,000	349,976
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	169,024

			11,239,880

Total Energy			12,315,131

Financials (4.3%)
Capital Markets (0.7%)
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	868,877
6.000%, 6/15/20		494,000	553,729
5.750%, 1/24/22		205,000	225,504
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	157,228
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	395,638
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		329,000	369,799
Morgan Stanley
6.625%, 4/1/18		345,000	390,681
5.500%, 7/24/20		498,000	532,304
5.500%, 7/28/21		714,000	757,565
Nomura Holdings, Inc.
2.000%, 9/13/16		598,000	589,818
Vesey Street Investment Trust I
4.404%, 9/1/16 (e)		160,000	169,859

			5,011,002

Commercial Banks (1.1%)
ABN AMRO Bank N.V.
4.310%, 3/29/49 (l)	EUR	161,000	185,466
Barclays Bank plc
7.625%, 11/21/22		$348,000	339,648
6.625%, 3/30/22 (b)(m)	EUR	400,000	585,768
Compass Bank
5.500%, 4/1/20		$543,000	$561,780
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.950%, 11/9/22		315,000	298,539
Danske Bank A/S
5.684%, 12/29/49 (l)	GBP	249,000	361,902
Fifth Third Bancorp
3.500%, 3/15/22		$279,000	276,057
HSBC Holdings plc
5.100%, 4/5/21		305,000	334,359
4.000%, 3/30/22		735,000	750,700
ING Bank N.V.
2.000%, 9/25/15§		645,000	652,167
JPMorgan Chase & Co.
5.150%, 12/29/49 (l)		192,000	182,640
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	347,691
LBG Capital No.2 plc
15.000%, 12/21/19 (b)(m)	EUR	170,000	309,793
National Capital Trust II/Delaware
5.486%, 12/29/49 (l)§		$181,000	185,525
Royal Bank of Scotland plc
9.500%, 3/16/22 (b)(m)		168,000	185,674
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	741,586
Societe Generale S.A.
2.500%, 1/15/14§		355,000	357,782
SouthTrust Corp.
5.800%, 6/15/14		367,000	383,739
Standard Chartered plc
4.000%, 7/12/22 (b)(l)		630,000	626,066
UBS AG/Connecticut
7.625%, 8/17/22		260,000	282,100
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	232,495
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	176,340
Wachovia Bank N.A.
5.850%, 2/1/37		250,000	277,480

			8,635,297

Consumer Finance (0.4%)
Ford Motor Credit Co. LLC
5.000%, 5/15/18		1,039,000	1,104,145
Glencore Funding LLC
2.500%, 1/15/19§		640,000	583,123
SLM Corp.
7.250%, 1/25/22		905,000	943,463

			2,630,731

Diversified Financial Services (1.1%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		321,000	300,295
Bank of America Corp.
7.375%, 5/15/14		450,000	473,432
5.650%, 5/1/18		70,000	77,611
7.625%, 6/1/19		127,000	152,008
3.300%, 1/11/23		150,000	140,445
5.875%, 2/7/42		505,000	561,570
Citigroup, Inc.
8.500%, 5/22/19		652,000	820,816
5.375%, 8/9/20		301,000	332,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 12/29/49 (l)	$640,000	$632,000
General Electric Capital Corp.
4.650%, 10/17/21	290,000	308,076
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	574,000	613,205
IPIC GMTN Ltd.
3.750%, 3/1/17§	720,000	754,200
JPMorgan Chase & Co.
6.300%, 4/23/19	622,000	718,798
4.400%, 7/22/20	314,000	327,266
LBG Capital No.1 plc
8.000%, 12/29/49 (l)(m)	313,000	317,672
Murray Street Investment Trust I
4.647%, 3/9/17 (e)	61,000	64,297
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	20,000	20,793
Series A5 3.450%, 6/12/21	20,000	21,182
Nationwide Building Society
6.250%, 2/25/20§	812,000	929,025
ORIX Corp.
4.710%, 4/27/15	562,000	590,329
Private Export Funding Corp.
4.550%, 5/15/15	40,000	42,740
4.950%, 11/15/15	20,000	21,973
1.375%, 2/15/17	60,000	59,774
4.375%, 3/15/19	20,000	22,606
TECO Finance, Inc.
4.000%, 3/15/16	177,000	188,073
5.150%, 3/15/20	218,000	240,301

		8,730,526

Insurance (0.7%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	228,537
American International Group, Inc.
6.400%, 12/15/20	440,000	508,816
4.875%, 6/1/22	210,000	222,285
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	294,000	380,020
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	168,145
5.500%, 3/30/20	406,000	448,872
5.125%, 4/15/22	180,000	195,624
Lincoln National Corp.
8.750%, 7/1/19	178,000	229,757
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	157,000	234,165
MetLife Capital Trust IV
7.875%, 12/15/37§	327,000	389,130
MetLife, Inc.
7.717%, 2/15/19	199,000	249,506
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	849,742
Prudential Financial, Inc.
5.625%, 6/15/43 (l)	440,000	431,200
XL Group plc
5.250%, 9/15/14	384,000	401,669

		4,937,468

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	$613,000	$645,220
HCP, Inc.
6.000%, 1/30/17	504,000	564,907
5.375%, 2/1/21	235,000	253,015
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	569,389
5.250%, 1/15/22	210,000	225,248
Host Hotels & Resorts LP
Series WI 5.250%, 3/15/22	290,000	298,337

		2,556,116

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	252,908

Total Financials		32,754,048

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	484,245
6.125%, 1/15/15	58,000	62,060
5.950%, 3/15/17	149,000	167,998
Humana, Inc.
6.450%, 6/1/16	66,000	74,374
7.200%, 6/15/18	479,000	570,225
WellPoint, Inc.
3.300%, 1/15/23	224,000	212,800

		1,571,702

Pharmaceuticals (0.0%)
Actavis, Inc.
3.250%, 10/1/22	229,000	214,185

Total Health Care		1,785,887

Industrials (0.5%)
Aerospace & Defense (0.1%)
B/E Aerospace, Inc.
5.250%, 4/1/22	435,000	431,737
Embraer S.A.
5.150%, 6/15/22	183,000	181,501

		613,238

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	488,891
5.750%, 12/15/16	204,000	225,930

		714,821

Building Products (0.1%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	500,328

Commercial Services & Supplies (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	293,210
Republic Services, Inc.
5.500%, 9/15/19	422,000	475,393

		768,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.125%, 6/26/22§		$235,000	$230,145

Road & Rail (0.1%)
Asciano Finance Ltd.
3.125%, 9/23/15§		728,000	743,441
Ryder System, Inc.
7.200%, 9/1/15		210,000	233,462
5.850%, 11/1/16		221,000	246,601

			1,223,504

Total Industrials			4,050,639

Information Technology (0.3%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
3.500%, 3/1/23		385,000	364,498
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		700,000	681,380

			1,045,878

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21		325,000	326,764

Internet Software & Services (0.0%)
Baidu, Inc.
2.250%, 11/28/17		228,000	220,439

IT Services (0.1%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	168,220
3.750%, 6/1/23		174,000	160,255

			328,475

Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.
4.800%, 10/1/41		400,000	395,495

Total Information Technology			2,317,051

Materials (0.6%)
Chemicals (0.3%)
Basell Finance Co. B.V.
8.100%, 3/15/27§		195,000	247,406
Dow Chemical Co.
8.550%, 5/15/19		302,000	383,430
4.125%, 11/15/21		230,000	235,351
4.375%, 11/15/42		255,000	221,390
Eagle Spinco, Inc.
4.625%, 2/15/21§		52,000	50,050
LyondellBasell Industries N.V.
5.750%, 4/15/24		540,000	585,900
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23§(b)		292,000	264,970

			1,988,497

Containers & Packaging (0.1%)
Ball Corp.
5.000%, 3/15/22		435,000	433,390

Metals & Mining (0.2%)
Cia Minera Milpo SAA
4.625%, 3/28/23§(b)		301,000	275,039
Gerdau Trade, Inc.
5.750%, 1/30/21§(b)		$104,000	$103,470
4.750%, 4/15/23§(b)		600,000	550,500
Vale S.A.
5.625%, 9/11/42		630,000	547,936

			1,476,945

Paper & Forest Products (0.0%)
International Paper Co.
7.950%, 6/15/18		111,000	135,654
4.750%, 2/15/22		225,000	235,142

			370,796

Total Materials			4,269,628

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		495,000	491,337
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		730,000	700,719
Telecom Italia Capital S.A.
7.175%, 6/18/19		444,000	492,864
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	284,577

			1,969,497

Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	59,205
U.S. Cellular Corp.
6.700%, 12/15/33		$148,000	144,583

			203,788

Total Telecommunication Services			2,173,285

Utilities (2.1%)
Electric Utilities (0.2%)
FirstEnergy Corp.
4.250%, 3/15/23		58,000	53,878
MidAmerican Energy Holdings Co.
6.125%, 4/1/36		595,000	671,852
Pacific Gas & Electric Co.
4.500%, 12/15/41		285,000	269,126
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		364,000	368,549

			1,363,405

Gas Utilities (0.2%)
DCP Midstream LLC
5.350%, 3/15/20§		206,000	222,393
ONEOK, Inc.
4.250%, 2/1/22		710,000	695,150
Talent Yield Investments Ltd.
4.500%, 4/25/22§		710,000	684,703

			1,602,246

Independent Power Producers & Energy Traders (1.6%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	151,802
Perusahaan Listrik Negara PT
5.500%, 11/22/21§		411,000	404,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
5.500%, 7/18/17	$150,000	$174,208
3.875%, 2/15/21	250,000	273,507
1.875%, 8/15/22	500,000	470,253
Series B 4.375%, 6/15/15	9,965,000	10,699,352

		12,173,957

Multi-Utilities (0.1%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	247,872
NiSource Finance Corp.
6.800%, 1/15/19	425,000	509,455

		757,327

Total Utilities		15,896,935

Total Corporate Bonds		85,957,625

Government Securities (80.3%)
Agency CMO (6.8%)
Federal Home Loan Mortgage Corp.
2.387% 3/1/34 (l)	172,028	181,616
5.500% 1/1/35	251,186	271,713
5.500% 7/1/35	172,988	187,719
2.385% 11/1/35 (l)	396,730	420,522
2.718% 11/1/37 (l)	114,745	120,676
5.500% 4/1/38	0	—
2.662% 5/1/38 (l)	531,516	561,290
4.500% 10/1/39	3,584,209	3,778,401
Federal National Mortgage Association
9.000% 8/1/26	2,333	2,766
5.500% 4/1/33	226,121	247,364
5.500% 7/1/33	248,288	271,619
5.000% 11/1/33	665,624	718,536
2.377% 3/1/34 (l)	358,228	378,714
5.500% 4/1/34	126,979	138,704
5.500% 5/1/34	85,676	93,588
5.500% 11/1/34	383,811	418,294
5.500% 2/1/35	2,709,563	2,956,387
4.500% 8/1/35	440,023	466,132
4.500% 9/1/35	438,179	464,452
5.000% 2/1/36	427,365	460,402
5.000% 7/1/36	210,917	227,288
2.335% 2/1/37 (l)	211,792	224,737
5.500% 3/1/37	284,389	309,051
2.856% 8/1/37 (l)	211,661	226,699
5.500% 5/1/38	0	—
5.000% 12/1/39	392,644	427,169
2.500% 7/25/28 TBA	7,855,000	7,900,412
3.000% 7/25/28 TBA	450,000	463,078
3.000% 7/25/43 TBA	3,650,000	3,569,016
3.500% 7/25/43 TBA	18,460,000	18,748,437
4.000% 7/25/43 TBA	5,680,000	5,919,181
4.500% 7/25/43 TBA	1,790,000	1,895,023
Government National Mortgage Association
8.500% 10/15/17	673	720
8.500% 11/15/17	2,407	2,576
8.000% 7/15/26	312	336

		52,052,618

Foreign Governments (0.2%)
Indonesian Government Bond
3.375% 4/15/23§(b)	$343,000	$300,982
Russian Federation
7.500% 3/31/30 (e)(m)	405,280	473,164
State of Qatar
4.500% 1/20/22§	500,000	530,000
Turkish Government Bond
4.875% 4/16/43	378,000	323,663

		1,627,809

Supranational (0.2%)
Asian Development Bank
5.500% 6/27/16	422,000	480,716
Inter-American Development Bank
5.125% 9/13/16	473,000	534,815
International Bank for Reconstruction & Development
9.250% 7/15/17	266,000	339,955
Nordic Investment Bank
5.000% 2/1/17	473,000	538,950

		1,894,436

U.S. Government Agencies (41.2%)
Federal Farm Credit Bank
0.300% 7/18/14	1,350,000	1,350,973
0.300% 8/21/14	41,525,000	41,554,188
1.625% 11/19/14	1,155,000	1,176,455
0.223% 2/13/15 (l)	3,645,000	3,648,707
0.450% 4/24/15	1,000,000	1,000,020
4.875% 12/16/15	1,000,000	1,102,541
0.625% 3/23/16	1,000,000	997,615
5.125% 8/25/16	3,040,000	3,446,538
4.875% 1/17/17	2,150,000	2,447,172
2.500% 6/20/22	150,000	141,922
Federal Home Loan Bank
(Zero Coupon), 7/10/13	7,555,000	7,554,927
0.375% 6/12/14	2,750,000	2,751,745
5.250% 6/18/14	2,850,000	2,986,633
5.500% 8/13/14	1,150,000	1,217,970
2.750% 12/12/14	1,000,000	1,035,702
2.750% 3/13/15	1,350,000	1,404,914
0.500% 11/20/15	3,815,000	3,798,542
1.000% 3/11/16	1,000,000	1,008,605
3.125% 3/11/16	350,000	371,666
5.375% 5/18/16	2,400,000	2,714,705
2.125% 6/10/16	1,700,000	1,761,968
2.000% 9/9/16	1,000,000	1,036,312
4.750% 12/16/16	1,150,000	1,303,003
4.875% 5/17/17	1,200,000	1,362,201
5.250% 6/5/17	350,000	400,238
1.000% 6/9/17	1,350,000	1,342,822
1.000% 6/21/17	8,005,000	7,907,043
1.050% 7/26/17	700,000	687,404
2.250% 9/8/17	150,000	156,321
5.000% 11/17/17	12,755,000	14,722,538
4.750% 6/8/18	150,000	172,602
1.875% 3/8/19	2,400,000	2,412,654
5.375% 5/15/19	150,000	178,275
1.625% 6/14/19	450,000	443,239
4.125% 12/13/19	50,000	56,193
4.125% 3/13/20	350,000	392,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.625% 9/11/20	$700,000	$814,368
3.625% 3/12/21	50,000	54,231
5.625% 6/11/21	150,000	184,499
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	1,350,000	1,417,321
3.000% 7/28/14	1,150,000	1,184,336
1.000% 7/30/14	1,500,000	1,512,455
1.000% 8/20/14	600,000	605,221
1.000% 8/27/14	1,700,000	1,714,609
0.375% 8/28/14	2,750,000	2,753,719
5.000% 11/13/14	50,000	53,243
0.750% 11/25/14	2,050,000	2,063,254
0.625% 12/29/14	2,050,000	2,058,874
0.800% 1/13/15	50,000	50,164
4.500% 1/15/15	1,100,000	1,171,032
0.650% 1/30/15	50,000	50,131
2.875% 2/9/15	2,050,000	2,133,647
0.550% 2/13/15	150,000	150,301
0.500% 4/17/15	1,700,000	1,703,226
1.000% 6/30/15	50,000	50,197
4.375% 7/17/15	1,350,000	1,457,568
0.500% 8/28/15	1,350,000	1,349,974
1.750% 9/10/15	8,330,000	8,556,483
4.750% 11/17/15	1,450,000	1,596,079
1.000% 1/27/16	50,000	50,175
0.850% 2/24/16	1,400,000	1,402,243
1.000% 2/24/16	50,000	50,192
5.250% 4/18/16	1,800,000	2,024,408
2.500% 5/27/16	1,500,000	1,575,488
5.500% 7/18/16	1,400,000	1,597,892
2.000% 8/25/16	2,050,000	2,116,963
5.125% 10/18/16	1,400,000	1,596,992
2.250% 1/23/17	50,000	50,501
5.000% 2/16/17	1,000,000	1,145,127
1.200% 3/6/17	700,000	697,506
1.000% 3/8/17	5,205,000	5,182,791
5.000% 4/18/17	1,200,000	1,374,872
1.250% 5/12/17	1,700,000	1,702,467
1.000% 6/29/17	1,350,000	1,337,771
2.250% 7/3/17	700,000	700,074
1.000% 7/25/17	350,000	342,940
1.000% 7/28/17	2,050,000	2,028,003
2.000% 8/8/17	50,000	50,088
5.500% 8/23/17	1,200,000	1,400,464
1.000% 9/12/17	350,000	341,897
1.000% 9/29/17	6,000,000	5,892,233
5.125% 11/17/17	1,600,000	1,854,778
0.875% 3/7/18	2,850,000	2,740,600
4.875% 6/13/18	1,600,000	1,851,249
3.750% 3/27/19	1,450,000	1,590,844
1.750% 5/30/19	1,350,000	1,336,109
3.000% 7/10/19	350,000	354,029
1.250% 8/1/19	3,920,000	3,738,937
3.000% 8/1/19	1,000,000	1,001,962
3.000% 8/6/20	350,000	350,371
2.375% 1/13/22	2,400,000	2,322,521
Federal National Mortgage Association
1.125% 6/27/14	1,350,000	1,360,937
0.875% 8/28/14	1,750,000	1,760,540
1.500% 9/8/14	50,000	50,744
3.000% 9/16/14	$1,250,000	$1,291,719
4.625% 10/15/14	21,770,000	22,967,498
0.625% 10/30/14	1,350,000	1,356,295
2.625% 11/20/14	2,000,000	2,065,361
0.750% 12/19/14	1,350,000	1,357,474
0.750% 1/30/15	50,000	50,162
0.800% 2/13/15	50,000	50,184
0.750% 2/24/15	350,000	351,227
0.550% 2/27/15	400,000	400,846
5.000% 3/2/15	50,000	53,887
0.375% 3/16/15	2,050,000	2,050,397
5.000% 4/15/15	1,350,000	1,461,419
0.500% 5/27/15	4,125,000	4,129,809
0.625% 6/4/15	350,000	351,108
0.500% 7/2/15	2,050,000	2,042,889
2.375% 7/28/15	1,500,000	1,559,907
2.150% 8/4/15	50,000	51,741
0.500% 8/20/15	50,000	49,995
2.000% 9/21/15	50,000	51,640
0.500% 9/28/15	1,700,000	1,692,831
4.375% 10/15/15	3,400,000	3,702,313
1.625% 10/26/15	2,050,000	2,092,337
0.560% 2/16/16	350,000	348,940
0.800% 2/24/16	50,000	50,036
2.000% 3/10/16	50,000	51,793
2.250% 3/15/16	950,000	986,974
5.000% 3/15/16	1,900,000	2,118,678
2.375% 4/11/16	2,500,000	2,608,530
5.375% 7/15/16	2,050,000	2,334,624
0.750% 7/26/16	350,000	348,646
5.250% 9/15/16	700,000	797,870
1.250% 9/28/16	1,800,000	1,825,513
1.375% 11/15/16	2,700,000	2,748,382
4.875% 12/15/16	1,350,000	1,532,244
1.250% 1/30/17	2,050,000	2,073,456
5.000% 2/13/17	1,550,000	1,773,246
1.200% 3/6/17	50,000	49,822
1.125% 4/27/17	1,700,000	1,687,637
5.000% 5/11/17	1,750,000	1,990,228
(Zero Coupon), 6/1/17	100,000	95,326
5.375% 6/12/17	1,550,000	1,795,438
1.125% 6/28/17	700,000	693,241
1.000% 8/21/17	150,000	146,788
0.875% 8/28/17	2,750,000	2,693,444
1.100% 8/28/17	350,000	343,730
0.875% 10/26/17	9,300,000	9,083,760
0.875% 12/20/17	7,355,000	7,161,369
0.875% 2/8/18	5,550,000	5,396,907
1.750% 1/30/19	150,000	146,569
1.700% 8/28/19	700,000	672,155
(Zero Coupon), 10/9/19	50,000	42,000
6.250% 5/15/29	5,743,000	7,570,792
Financing Corp.
9.400% 2/8/18 IO STRIPS	70,000	93,872
9.650% 11/2/18 IO STRIPS	140,000	194,059
8.600% 9/26/19 IO STRIPS	30,000	40,625
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,677,098

		314,061,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (31.9%)
U.S. Treasury Bonds
10.625% 8/15/15	$100,000	$121,604
9.875% 11/15/15	150,000	183,213
9.250% 2/15/16	100,000	122,587
7.250% 5/15/16	350,000	415,953
7.500% 11/15/16	1,000,000	1,222,541
8.750% 5/15/17	450,000	582,607
8.875% 8/15/17	250,000	328,838
9.125% 5/15/18	200,000	273,849
9.000% 11/15/18	200,000	278,354
8.875% 2/15/19	700,000	978,906
8.125% 8/15/19	200,000	275,698
8.500% 2/15/20	150,000	213,526
8.750% 5/15/20	200,000	289,929
8.750% 8/15/20	500,000	729,868
7.875% 2/15/21	200,000	283,395
8.125% 5/15/21	250,000	361,034
8.000% 11/15/21	200,000	289,898
4.500% 2/15/36	1,198,000	1,426,689
4.625% 2/15/40	4,978,300	6,063,918
3.000% 5/15/42	2,150,000	1,960,083
2.750% 8/15/42	785,000	677,667
U.S. Treasury Notes
2.125% 11/30/14	1,350,000	1,385,886
0.250% 12/15/14	350,000	350,075
2.625% 12/31/14	1,300,000	1,346,079
0.250% 1/15/15	1,700,000	1,699,668
0.250% 2/15/15	1,350,000	1,349,209
4.000% 2/15/15	2,000,000	2,119,852
2.375% 2/28/15	2,200,000	2,276,029
2.500% 3/31/15	800,000	830,459
2.500% 4/30/15	1,400,000	1,455,180
4.125% 5/15/15	1,450,000	1,552,287
2.125% 5/31/15	1,050,000	1,085,585
1.875% 6/30/15	650,000	669,505
1.750% 7/31/15	1,900,000	1,953,719
0.250% 8/15/15	1,000,000	996,562
4.250% 8/15/15	1,450,000	1,567,994
1.250% 8/31/15	700,000	712,463
1.250% 9/30/15	1,100,000	1,120,006
1.250% 10/31/15	1,750,000	1,782,211
4.500% 11/15/15	1,100,000	1,204,242
1.375% 11/30/15	2,300,000	2,348,947
2.125% 12/31/15	550,000	572,030
2.000% 1/31/16	1,800,000	1,867,866
4.500% 2/15/16	1,250,000	1,378,418
2.125% 2/29/16	450,000	468,594
2.625% 2/29/16	2,200,000	2,320,416
2.250% 3/31/16	700,000	731,555
2.375% 3/31/16	1,700,000	1,783,127
2.000% 4/30/16	1,000,000	1,038,437
2.625% 4/30/16	1,000,000	1,056,008
5.125% 5/15/16	600,000	676,814
1.750% 5/31/16	650,000	670,404
3.250% 5/31/16	250,000	268,824
1.500% 6/30/16	1,350,000	1,382,590
3.250% 6/30/16	2,050,000	2,206,617
1.500% 7/31/16	1,900,000	1,945,214
3.250% 7/31/16	1,000,000	1,077,164
4.875% 8/15/16	500,000	564,070
1.000% 8/31/16	$10,071,700	$10,149,126
3.000% 8/31/16	1,500,000	1,606,289
1.000% 9/30/16	1,850,000	1,862,560
3.000% 9/30/16	2,300,000	2,465,133
3.125% 10/31/16	2,100,000	2,259,141
4.625% 11/15/16	1,850,000	2,084,560
0.875% 11/30/16	2,660,000	2,661,704
0.875% 12/31/16	2,550,000	2,548,466
3.250% 12/31/16	1,550,000	1,677,270
0.875% 1/31/17	1,600,000	1,597,550
3.125% 1/31/17	1,350,000	1,456,312
4.625% 2/15/17	1,200,000	1,358,625
0.875% 2/28/17	1,350,000	1,346,635
3.000% 2/28/17	1,500,000	1,611,598
3.250% 3/31/17	1,700,000	1,842,906
3.125% 4/30/17	850,000	917,801
2.750% 5/31/17	1,500,000	1,599,363
0.750% 6/30/17	1,070,000	1,056,608
2.500% 6/30/17	1,050,000	1,109,383
0.500% 7/31/17	1,055,000	1,029,696
2.375% 7/31/17	1,600,000	1,682,000
4.750% 8/15/17	650,000	746,068
1.875% 8/31/17	1,850,000	1,906,064
1.875% 9/30/17	1,700,000	1,750,469
1.875% 10/31/17	1,500,000	1,543,371
4.250% 11/15/17	1,750,000	1,979,523
2.750% 12/31/17	300,000	319,943
2.625% 1/31/18	1,450,000	1,538,824
3.500% 2/15/18	1,350,000	1,485,580
0.750% 2/28/18	1,015,000	990,140
2.750% 2/28/18	1,000,000	1,067,008
2.875% 3/31/18	400,000	428,984
2.625% 4/30/18	350,000	371,216
3.875% 5/15/18	350,000	392,109
2.375% 5/31/18	1,000,000	1,048,406
2.375% 6/30/18	1,750,000	1,834,150
2.250% 7/31/18	1,850,000	1,926,847
4.000% 8/15/18	400,000	451,688
1.500% 8/31/18	1,650,000	1,654,602
1.375% 9/30/18	1,500,000	1,493,438
1.750% 10/31/18	1,350,000	1,368,932
3.750% 11/15/18	2,200,000	2,459,342
1.375% 11/30/18	1,750,000	1,737,928
1.375% 12/31/18	1,350,000	1,338,810
1.250% 1/31/19	1,350,000	1,328,379
2.750% 2/15/19	1,750,000	1,862,711
1.375% 2/28/19	1,000,000	989,047
1.250% 4/30/19	47,965,000	46,966,354
3.125% 5/15/19	1,500,000	1,627,770
0.875% 7/31/19	1,700,000	1,619,263
3.625% 8/15/19	1,100,000	1,225,237
3.375% 11/15/19	2,300,000	2,530,791
3.625% 2/15/20	1,800,000	2,007,914
3.500% 5/15/20	2,100,000	2,323,355
2.625% 8/15/20	2,100,000	2,194,435
2.625% 11/15/20	1,750,000	1,823,404
3.125% 5/15/21	700,000	751,663
1.625% 8/15/22	31,011,800	29,095,367
1.625% 11/15/22	3,590,000	3,351,181
2.000% 2/15/23	1,367,200	1,315,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.750% 5/15/23	$3,581,000	$3,353,774

		243,016,835

Total Government Securities		612,653,140

Total Long-Term Debt Securities (99.2%) (Cost $759,222,338)		756,993,327

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100% (l)*	4,725	120,913

Total Preferred Stocks (0.0%) (Cost $118,125)		120,913

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	17

Total Consumer Staples		17

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	760

Total Financials		760

Total Common Stocks (0.0%) (Cost $—)		777

Total Investments (99.2%) (Cost $759,340,463)		757,115,017
Other Assets Less Liabilities (0.8%)		5,823,123

Net Assets (100%)		$762,938,140

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $29,759,590 or 3.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $3,007,183 or 0.4% of net assets.

Glossary:

CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
IO	— Interest Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— To Be Announced; Security is subject to delayed delivery

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/18/13	Goldman Sachs Group, Inc.	176	$166,829	$166,751	$78
Canadian Dollar vs. U.S. Dollar, expiring 7/18/13	JPMorgan Chase Bank	63	59,787	61,717	(1,930)

					$(1,852)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/7/13	Goldman Sachs Group, Inc.	234	$360,381	$355,442	$4,939
Canadian Dollar vs. U.S. Dollar, expiring 7/18/13	Deutsche Bank AG	1,323	1,278,263	1,257,622	20,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/7/13	Goldman Sachs Group, Inc.	782	$1,022,752	$1,018,066	$4,686

					$30,266

					$28,414

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted Prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$31,273,289	$—	$31,273,289
Non-Agency CMO	—	27,109,273	—	27,109,273
Common Stocks
Consumer Staples	17	—	—	17
Financials	760	—	—	760
Corporate Bonds
Consumer Discretionary	—	7,843,737	—	7,843,737
Consumer Staples	—	2,551,284	—	2,551,284
Energy	—	12,315,131	—	12,315,131
Financials	—	32,754,048	—	32,754,048
Health Care	—	1,785,887	—	1,785,887
Industrials	—	4,050,639	—	4,050,639
Information Technology	—	2,317,051	—	2,317,051
Materials	—	4,269,628	—	4,269,628
Telecommunication Services	—	2,173,285	—	2,173,285
Utilities	—	15,896,935	—	15,896,935
Forward Currency Contracts	—	30,344	—	30,344
Government Securities
Agency CMO	—	52,052,618	—	52,052,618
Foreign Governments	—	1,627,809	—	1,627,809
Supranational	—	1,894,436	—	1,894,436
U.S. Government Agencies	—	314,061,442	—	314,061,442
U.S. Treasuries	—	243,016,835	—	243,016,835
Preferred Stocks
Financials	120,913	—	—	120,913

Total Assets	$121,690	$757,023,671	$—	$757,145,361

Liabilities:
Forward Currency Contracts	$—	$(1,930)	$—	$(1,930)

Total Liabilities	$—	$(1,930)	$—	$(1,930)

Total	$121,690	$757,021,741	$—	$757,143,431

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	30,344
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$30,344

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(1,930)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,930)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	67,189	—	67,189
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$67,189	$—	$67,189

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	22,533	—	22,533
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$22,533	$—	$22,533

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,671,000 during the six months ended June 30, 2013

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$20,641	$—	$—	$20,641
Goldman Sachs Group, Inc.
Forward foreign currency contracts	9,703	—	—	9,703
JPMorgan Chase Bank
Forward foreign currency contracts	—	(1,930)	—	(1,930)

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$30,344	$(1,930)	$—	$28,414

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$271,419,041
Long-term U.S. government debt securities	15,322,364

$286,741,405

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$286,121,985
Long-term U.S. government debt securities	23,823,340

$309,945,325

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,060,602
Aggregate gross unrealized depreciation	(11,286,690)

Net unrealized depreciation	$(2,226,088)

Federal income tax cost of investments	$759,341,105

The Portfolio has a net capital loss carryforward of $156,756,010 of which $38,461,379 expires in the year 2016 and $118,294,631 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $759,340,463)	$757,115,017
Cash	39,383,015
Dividends, interest and other receivables	4,041,417
Receivable for securities sold	2,293,413
Receivable from Separate Accounts for Trust shares sold	189,291
Unrealized appreciation on forward foreign currency contracts	30,344
Other assets	11,005

Total assets	803,063,502

LIABILITIES
Foreign currency overdraft payable	565
Payable for forward commitments	39,036,005
Payable to Separate Accounts for Trust shares redeemed	407,926
Investment management fees payable	279,237
Distribution fees payable - Class IB	119,493
Administrative fees payable	102,970
Distribution fees payable - Class IA	39,245
Unrealized depreciation on forward foreign currency contracts	1,930
Trustees’ fees payable	1,129
Accrued expenses	136,862

Total liabilities	40,125,362

NET ASSETS	$762,938,140

Net assets were comprised of:
Paid in capital	$919,174,624
Accumulated undistributed net investment income (loss)	1,982,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(156,021,273)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,197,240)

Net assets	$762,938,140

Class IA
Net asset value, offering and redemption price per share, $188,517,086 / 22,362,241 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.43

Class IB
Net asset value, offering and redemption price per share, $574,421,054 / 68,400,705 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$5,375,185
Dividends	3,099

Total income	5,378,284

EXPENSES
Investment management fees	1,567,603
Distribution fees - Class IB	734,001
Administrative fees	635,106
Distribution fees - Class IA	245,749
Printing and mailing expenses	43,289
Professional fees	32,357
Custodian fees	20,219
Recoupment fees	18,781
Trustees’ fees	11,157
Miscellaneous	22,509

Total expenses	3,330,771

NET INVESTMENT INCOME (LOSS)	2,047,513

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,049,918
Foreign currency transactions	87,186

Net realized gain (loss)	1,137,104

Change in unrealized appreciation (depreciation) on:
Securities	(19,812,056)
Foreign currency translations	21,019

Net change in unrealized appreciation (depreciation)	(19,791,037)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,653,933)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,606,420)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,047,513	$3,851,349
Net realized gain (loss) on investments and foreign currency transactions	1,137,104	12,452,188
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(19,791,037)	4,814,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,606,420)	21,117,660

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,292,259)
Class IB	—	(3,811,268)

TOTAL DIVIDENDS	—	(5,103,527)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 467,083 and 6,767,234 shares, respectively ]	4,013,957	58,188,706
Capital shares issued in reinvestment of dividends [ 0 and 150,208 shares, respectively ]	—	1,292,259
Capital shares repurchased [ (1,884,463) and (3,480,051) shares, respectively ]	(16,166,296)	(29,817,367)

Total Class IA transactions	(12,152,339)	29,663,598

Class IB
Capital shares sold [ 4,411,923 and 7,384,433 shares, respectively ]	37,748,869	62,981,314
Capital shares issued in reinvestment of dividends [ 0 and 444,706 shares, respectively ]	—	3,811,268
Capital shares repurchased [ (6,854,039) and (12,106,202) shares, respectively ]	(58,565,917)	(103,350,178)

Total Class IB transactions	(20,817,048)	(36,557,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,969,387)	(6,893,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,575,807)	9,120,135
NET ASSETS:
Beginning of period	812,513,947	803,393,812

End of period (a)	$762,938,140	$812,513,947

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,982,029	$(65,484)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO(jj)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.61		$8.44		$8.55		$9.02		$8.75	$9.94

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)(x)	0.04	(e)(x)	0.21	(e)(x)	0.29	(e)(x)	0.30 (e)	0.63
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.20)		0.18		(0.09)		0.29		0.26	(1.26)

Total from investment operations	(0.18)		0.22		0.12		0.58		0.56	(0.63)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.23)		(1.05)		(0.29)	(0.56)

Net asset value, end of period	$8.43		$8.61		$8.44		$8.55		$9.02	$8.75

Total return (b)	(2.09)%		2.66%		1.42%		6.49%		6.34%	(6.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,517		$204,780		$171,714		$200,072		$2,755,163	$883,979
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.63	%(f)(j)	0.19	%(f)(k)	0.56	%(f)(m)	0.59%	0.65%
Before waivers (a)	0.85%		0.84%		0.59	%(f)	0.58	%(f)	0.59%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.52	%(x)	0.48	%(x)	2.44	%(f)(x)	3.08	%(f)(x)	3.38%	4.80%
Before waivers (a)	0.52	%(x)	0.28	%(x)	2.03	%(f)(x)	3.06	%(f)(x)	3.38%	4.80%
Portfolio turnover rate	37%		106%		63%		94%		173%	135%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO(jj)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012		2011		2010		2009	2008
Net asset value, beginning of period	$8.58		$8.41		$8.52		$8.98		$8.71	$9.89

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)(x)	0.04	(e)(x)	0.19	(e)(x)	0.26	(e)(x)	0.28 (e)	0.48
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.20)		0.18		(0.09)		0.30		0.25	(1.13)

Total from investment operations	(0.18)		0.22		0.10		0.56		0.53	(0.65)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.21)		(1.02)		(0.26)	(0.53)

Net asset value, end of period	$8.40		$8.58		$8.41		$8.52		$8.98	$8.71

Total return (b)	(2.10)%		2.66%		1.16%		6.29%		6.09%	(6.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$574,421		$607,734		$631,680		$694,555		$697,681	$410,584
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.63	%(f)(j)	0.44	%(f)(k)	0.70	%(f)(m)	0.84%	0.90%
Before waivers (a)	0.85%		0.84%		0.84	%(f)	0.82	%(f)	0.84%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.52	%(x)	0.48	%(x)	2.18	%(f)(x)	2.77	%(f)(x)	3.09%	4.53%
Before waivers (a)	0.52	%(x)	0.27	%(x)	1.77	%(f)(x)	2.64	%(f)(x)	3.09%	4.53%
Portfolio turnover rate	37%		106%		63%		94%		173%	135%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class IA and 0.85% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.60% for Class IA and 0.78% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.57% for Class IA and 0.78% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Caywood-Scholl High Yield Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Quality Bond PLUS Portfolio.

See Notes to Financial Statements.

EQ/REAL ESTATE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	70.2%
Government Securities	28.3
Exchange Traded Funds	0.2
Health Care	0.0 #
Cash and Other	1.3

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 8, 2013, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$976.00	$4.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	977.00	3.27
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for and the hypothetical example (to reflect the one-half year period), and multiplied by 142/365 for Class IB and 142/365 for Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	760	$4,697

Total Health Care Providers & Services		4,697

Real Estate Investment Trusts (REITs) (53.3%)
Diversified REITs (8.4%)
Activia Properties, Inc. (REIT) (b)(m)	2	15,749
Affine S.A. (REIT)	41	683
American Assets Trust, Inc. (REIT)	300	9,258
ANF Immobilier (REIT)	63	1,726
Artis Real Estate Investment Trust (REIT)	1,130	16,203
Beni Stabili S.p.A. (REIT)	7,426	4,584
British Land Co. plc (REIT)	8,916	76,822
Canadian Real Estate Investment Trust (REIT)	620	25,674
CapLease, Inc. (REIT)	770	6,499
Cofinimmo (REIT)	138	15,091
Cominar Real Estate Investment Trust (REIT)	1,100	21,797
Cousins Properties, Inc. (REIT)	950	9,595
Crombie Real Estate Investment Trust (REIT)	470	6,122
Daiwahouse Residential Investment Corp. (REIT)	3	11,993
Dexus Property Group (REIT)	40,218	39,356
Duke Realty Corp. (REIT)	2,870	44,743
Dundee International Real Estate Investment Trust (REIT)	800	7,493
First Potomac Realty Trust (REIT)	500	6,530
Fonciere des Regions (REIT)	281	21,083
Gecina S.A. (REIT)	166	18,362
GPT Group (REIT)	14,193	49,844
H&R Real Estate Investment Trust (REIT)	2,301	48,221
Hamborner REIT AG (REIT)	397	3,615
ICADE (REIT)	206	17,011
Investors Real Estate Trust (REIT)	880	7,568
Kenedix Realty Investment Corp. (REIT)	3	11,948
Kiwi Income Property Trust (REIT)	8,916	7,359
Land Securities Group plc (REIT)	7,074	95,111
Lexington Realty Trust (REIT)	1,900	22,192
Liberty Property Trust (REIT)	1,060	39,178
Londonmetric Property plc (REIT)	5,270	8,312
Mirvac Group (REIT)	33,097	48,582
Nieuwe Steen Investments N.V. (REIT)	488	3,122
Nomura Real Estate Master Fund, Inc. (REIT)*	15	14,882
Premier Investment Corp. (REIT)	2	7,683
PS Business Parks, Inc. (REIT)	160	11,547
Shaftesbury plc (REIT)	2,279	20,624
Spirit Realty Capital, Inc. (REIT)	650	11,518
Stockland Corp., Ltd. (REIT)	20,859	66,387
Suntec Real Estate Investment Trust (REIT)	18,000	22,367
Tokyu REIT, Inc. (REIT)	2	$11,635
Top REIT, Inc. (REIT)	2	8,963
United Urban Investment Corp. (REIT)	15	20,281
Vornado Realty Trust (REIT)	1,550	128,418
Washington Real Estate Investment Trust (REIT)	580	15,608
Wereldhave Belgium N.V. (REIT)	22	2,417
Wereldhave N.V. (REIT)	200	12,989
Winthrop Realty Trust (REIT)	250	3,008
WP Carey, Inc. (REIT)	520	34,408

		1,114,161

Industrial REITs (3.7%)
Ascendas Real Estate Investment Trust (REIT)	17,000	29,909
BWP Trust (REIT)	4,821	9,920
DCT Industrial Trust, Inc. (REIT)	2,620	18,733
EastGroup Properties, Inc. (REIT)	260	14,630
First Industrial Realty Trust, Inc. (REIT)	930	14,108
GLP J-REIT (REIT)	10	9,780
Goodman Group (REIT)	15,473	69,056
Granite Real Estate Investment Trust (REIT)	450	15,506
Hansteen Holdings plc (REIT)	5,772	7,111
Industrial & Infrastructure Fund Investment Corp. (REIT)	2	19,460
Japan Logistics Fund, Inc. (REIT)	2	18,330
Mapletree Industrial Trust (REIT)	10,300	10,727
Mapletree Logistics Trust (REIT)	12,920	11,213
Mucklow A & J Group plc (REIT)	410	2,299
Nippon Prologis REIT, Inc. (REIT)	3	26,104
Prologis, Inc. (REIT)	4,490	169,363
Pure Industrial Real Estate Trust (REIT)	1,200	5,249
Segro plc (REIT)	6,677	28,354
STAG Industrial, Inc. (REIT)	360	7,182
Warehouses De Pauw S.C.A. (REIT)	87	5,509

		492,543

Office REITs (8.0%)
Alexandria Real Estate Equities, Inc. (REIT)	620	40,746
Allied Properties Real Estate Investment Trust (REIT)	620	18,871
Alstria Office REIT-AG (REIT)*	602	6,583
Befimmo S.C.A. Sicafi (REIT)	148	9,367
BioMed Realty Trust, Inc. (REIT)	1,700	34,391
Boston Properties, Inc. (REIT)	1,400	147,658
Brandywine Realty Trust (REIT)	1,410	19,063
CapitaCommercial Trust (REIT)	17,000	19,649
Champion REIT (REIT)	23,050	10,580
Commonwealth Property Office Fund (REIT)	21,168	21,295
CommonWealth REIT (REIT)	1,050	24,276
Corporate Office Properties Trust/Maryland (REIT)	730	18,615
Derwent London plc (REIT)	823	28,790
Digital Realty Trust, Inc. (REIT)	1,170	71,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Emmett, Inc. (REIT)	1,200	$29,940
Dundee Real Estate Investment Trust (REIT), Class A	970	30,104
DuPont Fabros Technology, Inc. (REIT)	570	13,766
Eurobank Properties Real Estate Investment Co. (REIT)*	240	2,227
Franklin Street Properties Corp. (REIT)	790	10,428
Government Properties Income Trust (REIT)	490	12,358
Great Portland Estates plc (REIT)	3,117	25,197
Highwoods Properties, Inc. (REIT)	730	25,995
Hudson Pacific Properties, Inc. (REIT)	380	8,086
Intervest Offices & Warehouses (REIT)	53	1,234
Investa Office Fund (REIT)	5,168	13,754
Japan Excellent, Inc. (REIT)	2	11,272
Japan Prime Realty Investment Corp. (REIT)	7	21,421
Japan Real Estate Investment Corp. (REIT)	6	66,969
Keppel REIT (REIT)	11,850	12,107
Kilroy Realty Corp. (REIT)	680	36,047
Leasinvest Real Estate S.C.A. (REIT)	14	1,203
Mack-Cali Realty Corp. (REIT)	790	19,347
Mori Hills REIT Investment Corp. (REIT)	2	12,442
Mori Trust Sogo Reit, Inc. (REIT)	2	17,887
Nippon Building Fund, Inc. (REIT)	6	69,449
Nomura Real Estate Office Fund, Inc. (REIT)	3	13,158
Orix JREIT, Inc. (REIT)	10	11,444
Parkway Properties, Inc./Maryland (REIT)	370	6,201
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,510	26,999
Prime Office REIT-AG (REIT)*	336	1,561
SL Green Realty Corp. (REIT)	850	74,962
Societe de la Tour Eiffel (REIT)	43	2,536
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	26	2,685
Workspace Group plc (REIT)	932	5,500

		1,057,533

Residential REITs (6.7%)
Advance Residence Investment Corp. (REIT)	11	23,812
Aedifica (REIT)	70	4,328
American Campus Communities, Inc. (REIT)	940	38,220
Apartment Investment & Management Co. (REIT), Class A	1,310	39,352
Associated Estates Realty Corp. (REIT)	440	7,075
AvalonBay Communities, Inc. (REIT)	1,210	163,241
Boardwalk Real Estate Investment Trust (REIT)	370	$20,507
BRE Properties, Inc. (REIT)	690	34,514
Camden Property Trust (REIT)	760	52,546
Campus Crest Communities, Inc. (REIT)	580	6,693
Canadian Apartment Properties REIT (REIT)	910	19,598
Colonial Properties Trust (REIT)	720	17,366
Education Realty Trust, Inc. (REIT)	1,010	10,332
Equity Lifestyle Properties, Inc. (REIT)	340	26,721
Equity Residential (REIT)	3,220	186,953
Essex Property Trust, Inc. (REIT)	350	55,622
Home Properties, Inc. (REIT)	460	30,070
Mid-America Apartment Communities, Inc. (REIT)	380	25,753
Nippon Accommodations Fund, Inc. (REIT)	3	19,631
Northern Property Real Estate Investment Trust (REIT)	290	7,558
Post Properties, Inc. (REIT)	480	23,755
Silver Bay Realty Trust Corp. (REIT)	300	4,968
Sun Communities, Inc. (REIT)	320	15,923
UDR, Inc. (REIT)	2,230	56,843

		891,381

Retail REITs (16.6%)
Acadia Realty Trust (REIT)	460	11,357
Agree Realty Corp. (REIT)	110	3,247
Alexander’s, Inc. (REIT)	20	5,874
Calloway Real Estate Investment Trust (REIT)	910	22,246
CapitaMall Trust (REIT)	23,000	36,201
CBL & Associates Properties, Inc. (REIT)	1,440	30,845
Cedar Realty Trust, Inc. (REIT)	630	3,263
CFS Retail Property Trust Group (REIT)	17,836	32,624
Charter Hall Retail REIT (REIT)	2,945	10,262
Corio N.V. (REIT)	584	23,234
DDR Corp. (REIT)	2,280	37,962
Equity One, Inc. (REIT)	520	11,768
Eurocommercial Properties N.V. (REIT)	328	12,040
Excel Trust, Inc. (REIT)	370	4,740
Federal Realty Investment Trust (REIT)	620	64,282
Federation Centres Ltd. (REIT)	11,475	24,872
Fortune Real Estate Investment Trust (REIT)	10,700	9,809
Frontier Real Estate Investment Corp. (REIT)	2	18,350
General Growth Properties, Inc. (REIT)	4,940	98,158
Getty Realty Corp. (REIT)	220	4,543
Glimcher Realty Trust (REIT)	1,260	13,759
Hammerson plc (REIT)	6,372	47,227
Immobiliare Grande Distribuzione (REIT)	1,290	1,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Inland Real Estate Corp. (REIT)	770	$7,869
Intu Properties plc (REIT)	6,051	28,769
Japan Retail Fund Investment Corp. (REIT)	19	39,693
Kimco Realty Corp. (REIT)	3,640	78,005
Kite Realty Group Trust (REIT)	800	4,824
Klepierre S.A. (REIT)	859	33,857
Link REIT (REIT)	20,500	100,834
Macerich Co. (REIT)	1,240	75,603
Mapletree Commercial Trust (REIT) (b)(m)	11,540	10,789
Mercialys S.A. (REIT)	354	6,827
Morguard Real Estate Investment Trust (REIT)	320	4,960
National Retail Properties, Inc. (REIT)	1,030	35,432
Pennsylvania Real Estate Investment Trust (REIT)	550	10,384
Ramco-Gershenson Properties Trust (REIT)	520	8,076
Realty Income Corp. (REIT)	1,760	73,779
Regency Centers Corp. (REIT)	810	41,156
Retail Opportunity Investments Corp. (REIT)	570	7,923
RioCan Real Estate Investment Trust (REIT)	2,700	64,875
Rouse Properties, Inc. (REIT)	200	3,924
Saul Centers, Inc. (REIT)	110	4,891
Simon Property Group, Inc. (REIT)	2,810	443,755
Tanger Factory Outlet Centers (REIT)	840	28,106
Taubman Centers, Inc. (REIT)	610	45,842
Unibail-Rodamco SE (REIT)	877	204,337
Urstadt Biddle Properties, Inc. (REIT), Class A	210	4,236
Vastned (REIT)	171	7,007
Weingarten Realty Investors (REIT)	970	29,847
Westfield Group (REIT)	18,775	196,433
Westfield Retail Trust (REIT)	25,686	72,822

		2,202,824

Specialized REITs (9.9%)
Ashford Hospitality Trust, Inc. (REIT)	480	5,496
Big Yellow Group plc (REIT)	1,141	6,674
CDL Hospitality Trusts (REIT)	5,670	7,605
Chartwell Retirement Residences (REIT)	1,510	14,085
Chesapeake Lodging Trust (REIT)	430	8,940
CubeSmart (REIT)	1,190	19,016
DiamondRock Hospitality Co. (REIT)	1,730	16,124
EPR Properties (REIT)	420	21,113
Extra Space Storage, Inc. (REIT)	920	38,576
FelCor Lodging Trust, Inc. (REIT)*	1,110	6,560
HCP, Inc. (REIT)	4,080	185,395
Health Care REIT, Inc. (REIT)	2,580	172,937
Healthcare Realty Trust, Inc. (REIT)	780	19,890
Hersha Hospitality Trust (REIT)	1,510	$8,516
Hospitality Properties Trust (REIT)	1,250	32,850
Host Hotels & Resorts, Inc. (REIT)	6,690	112,860
InnVest Real Estate Investment Trust (REIT)	750	3,017
LaSalle Hotel Properties (REIT)	850	20,995
LTC Properties, Inc. (REIT)	280	10,934
Medical Properties Trust, Inc. (REIT)	1,330	19,046
National Health Investors, Inc. (REIT)	230	13,768
NorthWest Healthcare Properties Real Estate Investment Trust (REIT)	260	2,836
Omega Healthcare Investors, Inc. (REIT)	1,060	32,881
Pebblebrook Hotel Trust (REIT)	550	14,218
Primary Health Properties plc (REIT)	824	4,111
Public Storage (REIT)	1,320	202,396
RLJ Lodging Trust (REIT)	1,090	24,514
Sabra Health Care REIT, Inc. (REIT)	330	8,616
Senior Housing Properties Trust (REIT)	1,690	43,822
Sovran Self Storage, Inc. (REIT)	270	17,493
Strategic Hotels & Resorts, Inc. (REIT)*	1,500	13,290
Sunstone Hotel Investors, Inc. (REIT)*	1,470	17,758
Universal Health Realty Income Trust (REIT)	110	4,744
Ventas, Inc. (REIT)	2,690	186,847

		1,317,923

Total Real Estate Investment Trusts (REITs)		7,076,365

Real Estate Management & Development (16.9%)
Diversified Real Estate Activities (10.6%)
Allreal Holding AG (Registered)*	83	11,669
CapitaLand Ltd.	22,000	53,460
City Developments Ltd.	6,000	50,651
Development Securities plc	1,094	3,045
DIC Asset AG	200	1,990
Hang Lung Properties Ltd.	20,000	69,752
Henderson Land Development Co., Ltd.	9,900	59,098
Kerry Properties Ltd.	5,500	21,557
Mitsubishi Estate Co., Ltd.	11,000	292,912
Mitsui Fudosan Co., Ltd.	7,000	205,878
Mobimo Holding AG (Registered)*	55	11,192
New World Development Co., Ltd.	34,000	47,081
Nomura Real Estate Holdings, Inc.	1,000	22,121
Sumitomo Realty & Development Co., Ltd.	4,000	159,508
Sun Hung Kai Properties Ltd.	14,000	180,685
Tokyo Tatemono Co., Ltd.	3,000	24,985
Tokyu Land Corp.	3,000	27,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares		Value (Note 1)
UOL Group Ltd.		5,000	$26,509
Wharf Holdings Ltd.		14,000	117,689

			1,387,308

Real Estate Development (1.2%)
Agile Property Holdings Ltd.		11,300	12,122
Conwert Immobilien Invest SE*		542	5,359
Country Garden Holdings Co. Ltd.		32,940	17,243
Helical Bar plc		884	3,402
Keppel Land Ltd.		7,000	18,501
New World China Land Ltd.		23,510	9,063
Patrizia Immobilien AG*		255	2,563
Shimao Property Holdings Ltd.		12,560	24,938
Shui On Land Ltd.		27,300	7,955
Sino Land Co., Ltd.		26,000	36,606
SOHO China Ltd.		13,870	11,034
St. Modwen Properties plc		1,463	6,010
TAG Immobilien AG		1,110	12,109
Wing Tai Holdings Ltd.		3,980	6,437
Yanlord Land Group Ltd.		5,980	5,803

			179,145

Real Estate Operating Companies (5.1%)
Aeon Mall Co., Ltd.		700	17,341
Azrieli Group		334	9,917
Brookfield Office Properties, Inc.		2,240	37,252
CA Immobilien Anlagen AG*		658	7,587
Capital & Counties Properties plc		5,919	29,438
CapitaMalls Asia Ltd.		12,260	17,652
Castellum AB		1,502	20,382
Citycon Oyj		2,081	6,474
Daejan Holdings plc		61	3,386
Deutsche Euroshop AG		414	16,476
Deutsche Wohnen AG		1,434	24,349
Fabege AB		1,172	11,526
Fastighets AB Balder, Class B*		812	5,872
First Capital Realty, Inc.		730	12,390
Forest City Enterprises, Inc., Class A*		1,190	21,313
GAGFAH S.A.*		699	8,631
Global Logistic Properties Ltd.		27,070	58,732
Grainger plc		3,665	8,060
GSW Immobilien AG		489	18,920
Hongkong Land Holdings Ltd.		11,000	75,570
Hufvudstaden AB, Class A		989	11,828
Hulic Co., Ltd.		2,670	28,644
Hysan Development Co., Ltd.		6,000	26,031
IVG Immobilien AG*		1,285	388
Killam Properties, Inc.		440	4,477
Klovern AB		712	2,877
Kungsleden AB		1,217	7,114
LEG Immobilien AG*		240	12,496
Norwegian Property ASA		4,704	5,963
NTT Urban Development Corp.		9	11,053
PSP Swiss Property AG (Registered)*		359	31,090
Quintain Estates & Development plc*		4,113	4,879
Safestore Holdings plc (REIT)		1,671	3,158
Schroder Real Estate Investment Trust Ltd.		3,186	2,059
Sponda Oyj		2,163	10,192
Swire Properties Ltd.		10,570	$31,276
Swiss Prime Site AG (Registered)*		498	36,616
Technopolis Oyj		611	3,428
Unite Group plc		1,417	7,804
Wallenstam AB, Class B		918	12,026
Wihlborgs Fastigheter AB		596	8,843

			673,510

Total Real Estate Management & Development			2,239,963

Total Common Stocks (70.2%) (Cost $9,509,960)			9,321,025

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.2%)
F&C Commercial Property Trust Ltd.		4,434	7,587
F&C UK Real Estate Investment Ltd.		1,853	2,043
Medicx Fund Ltd.		2,330	2,755
Picton Property Income Ltd.		3,081	2,156
Standard Life Investment Property Income Trust plc		1,268	1,167
UK Commercial Property Trust Ltd.		3,644	4,226

Total Investment Companies (0.2%) (Cost $19,132)			19,934

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (28.3%)
Foreign Governments (11.2%)
Denmark Government Bond 0.102% 11/15/23	DKK	618,654	105,808
France Government Bond
1.182% 7/25/22	EUR	162,146	220,630
1.947% 7/25/27		10,653	15,443
Mexican Bonos de Proteccion al Ahorro
4.320% 1/30/20 (l)	MXN	600,000	46,652
New Zealand Government Bond 2.000% 9/20/25 (b)(m)	NZD	25,193	19,422
Republic of Germany
0.100% 4/15/23	EUR	51,591	66,716
Republic of Sweden
0.250% 6/1/22	SEK	250,000	36,204
United Kingdom Gilt
1.875% 11/22/22	GBP	30,330	56,431
0.125% 3/22/24		108,067	170,522
1.250% 11/22/32		270,031	512,916
0.625% 11/22/42 (b)		17,615	31,259
0.375% 3/22/62 (b)		121,667	214,999

			1,497,002

U.S. Treasuries (17.1%)
U.S. Treasury Bonds
0.625% 2/15/43 TIPS		$84,000	71,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.250% 4/30/14	$80,000	$80,053
1.000% 5/15/14	300,000	302,124
0.250% 5/31/14	100,000	100,058
1.125% 1/15/21 TIPS	50,000	56,822
0.625% 7/15/21 TIPS	175,000	186,289
0.125% 7/15/22 TIPS	100,000	98,746
0.125% 1/15/23 TIPS	1,405,000	1,371,539

		2,267,010

Total Government Securities		3,764,012

Total Long-Term Debt Securities (28.3%) (Cost $3,910,238)		3,764,012

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate Management & Development (0.0%)
Diversified Real Estate Activities (0.0%)
New World Development Co., Ltd., expiring 12/31/49 *†(b) (Cost $0)	425	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (5.9%)
Federal Home Loan Bank
0.06%, 7/5/13 (o)(p)	$350,000	349,997
0.06%, 8/2/13 (o)(p)	433,000	432,976

Total Government Securities		782,973

Total Short-Term Investments (5.9%) (Cost $782,973)		782,973

Total Investments (104.6%) (Cost $14,222,303)		13,887,944
Other Assets Less Liabilities (-4.6%)		(612,912)

Net Assets (100%)		$13,275,032

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $45,960 or 0.3% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2013.
(p)	Yield to maturity.

Glossary:

DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar	4	March-17	$978,050	$972,850	$(5,200)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	67	$61,238	$65,042	$(3,804)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Credit Suisse First Boston	57	25,185	27,818	(2,633)
British Pound vs. U.S. Dollar, expiring 7/2/13	Bank of America	20	30,419	31,244	(825)
British Pound vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	153	232,705	232,699	6

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Bank of America	28	$36,446	$37,028	$(582)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	4	5,206	5,361	(155)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	4	5,207	5,314	(107)
Indian Rupee vs. U.S. Dollar, expiring 7/15/13	Credit Suisse First Boston	1,572	26,393	28,000	(1,607)
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	1,572	25,983	25,765	218

					$(9,489)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	66	$64,546	$60,324	$4,222
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Bank of America	11	5,000	5,017	(17)
British Pound vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	135	203,175	205,328	(2,153)
British Pound vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	722	1,098,236	1,098,126	110
British Pound vs. U.S. Dollar, expiring 8/2/13	Credit Suisse First Boston	684	1,038,576	1,040,104	(1,528)
Canadian Dollar vs. U.S. Dollar, expiring 9/23/13	Credit Suisse First Boston	5	4,900	4,744	156
Danish Krone vs. U.S. Dollar, expiring 8/15/13	Credit Suisse First Boston	640	111,532	111,745	(213)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Bank of America	261	338,050	339,731	(1,681)
European Union Euro vs. U.S. Dollar, expiring 7/2/13	Credit Suisse First Boston	22	28,440	28,636	(196)
European Union Euro vs. U.S. Dollar, expiring 8/2/13	Credit Suisse First Boston	247	321,214	321,549	(335)
Indian Rupee vs. U.S. Dollar, expiring 7/15/13	Credit Suisse First Boston	1,572	26,194	26,393	(199)
Mexican Peso vs. U.S. Dollar, expiring 9/18/13	Bank of America	153	11,801	11,726	75
Mexican Peso vs. U.S. Dollar, expiring 9/18/13	Bank of America	66	5,000	5,075	(75)
New Zealand Dollar vs. U.S. Dollar, expiring 7/10/13	Credit Suisse First Boston	27	21,989	20,911	1,078
Swedish Krona vs. U.S. Dollar, expiring 8/15/13	Credit Suisse First Boston	255	38,519	37,986	533

					$(223)

					$(9,712)

Total return swap contracts outstanding as of June 30, 2013:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	$3,153,686	$(87,634)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	550,985	(14,619)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	149,069	(5,145)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	121,894	1,443
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	96,234	(3,330)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	57,984	(295)

					$(109,580)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$4,893,680	$4,422,648	$—	$9,316,328
Health Care	4,697	—	—	4,697
Forward Currency Contracts	—	6,398	—	6,398
Government Securities
Foreign Governments	—	1,497,002	—	1,497,002
U.S. Treasuries	—	2,267,010	—	2,267,010
Investment Companies
Exchange Traded Funds (ETFs)	—	19,934	—	19,934
Rights
Financials	—	—	—	—
Short-Term Investments	—	782,973	—	782,973
Total Return Swaps	—	1,443	—	1,443

Total Assets	$4,898,377	$8,997,408	$—	$13,895,785

Liabilities:
Forward Currency Contracts	$—	$(16,110)	$—	$(16,110)
Futures	(5,200)	—	—	(5,200)
Total Return Swaps	—	(111,023)	—	(111,023)

Total Liabilities	$(5,200)	$(127,133)	$—	$(132,333)

Total	$4,893,177	$8,870,275	$—	$13,763,452

There were no transfers between Levels 1, 2 or 3 for the period ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets- Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	6,398
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets- Unrealized appreciation	1,443	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets- Unrealized depreciation	$(5,200	) *
Foreign exchange contracts	Payables	(16,110)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets- Unrealized depreciation	(111,023	) *
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(132,333)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$ —	$11,565	$—	$62,034	$73,599
Foreign exchange contracts	—	—	(535)	—	(535)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$11,565	$(535)	$62,034	$73,064

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$ —	$(5,200)	$—	$—	$(5,200)
Foreign exchange contracts	—	—	(9,712)	—	(9,712)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	(109,580)	(109,580)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$(5,200)	$(9,712)	$(109,580)	$(124,492)

^	This Portfolio held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging, and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $4,364,000, for the period ended June 30, 2013. The Portfolio held futures contracts with an average notional balance of approximately $804,000 for two months during the period ended June 30, 2013. The Portfolio held swaps contracts with an average notional balance of approximately $4,059,000 for four months during the period ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Forward foreign currency contracts	$75	$(3,180)	$—	$(3,105)
Total return swap contracts	1,443	(111,023)		(109,580)
Credit Suisse First Boston
Forward foreign currency contracts	6,323	(12,930)	—	(6,607)
Goldman Sachs Group, Inc.
Futures contracts	—	(100)	100	—

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7,841	$(127,233)	$100	$(119,292)

Investment security transactions for the period ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,047,989
Long-term U.S. government debt securities	26,802,915

$43,850,904

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,540,513
Long-term U.S. government debt securities	24,802,119

$30,342,632

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,686
Aggregate gross unrealized depreciation	(632,045)

Net unrealized depreciation	$(334,359)

Federal income tax cost of investments	$14,222,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $14,222,303)	$13,887,944
Cash	452,720
Foreign cash (Cost $12,598)	12,362
Cash held as collateral at broker	6,000
Receivable for securities sold	350,000
Dividends, interest and other receivables	38,717
Receivable from investment manager	15,696
Deferred offering cost	11,928
Receivable from Separate Accounts for Trust shares sold	7,702
Unrealized appreciation on forward foreign currency contracts	6,398
Unrealized appreciation on swap contracts	1,443
Other assets	191

Total assets	14,791,101

LIABILITIES
Payable for securities purchased	1,357,518
Unrealized depreciation on swap contracts	111,023
Unrealized depreciation on forward foreign currency contracts	16,110
Premium received on swap contracts	4,380
Payable to Separate Accounts for Trust shares redeemed	2,281
Distribution fees payable - Class IB	109
Due to broker for futures variation margin	100
Trustees’ fees payable	37
Accrued expenses	24,511

Total liabilities	1,516,069

NET ASSETS	$13,275,032

Net assets were comprised of:
Paid in capital	$13,612,547
Accumulated undistributed net investment income (loss)	129,043
Accumulated undistributed net realized gain (loss) on investments, futures, foreign currency transactions and swaps	(9,132)
Net unrealized appreciation (depreciation) on investments, futures, foreign currency translations and swaps	(457,426)

Net assets	$13,275,032

Class IB
Net asset value, offering and redemption price per share, $612,606 / 62,777 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

Class K
Net asset value, offering and redemption price per share, $12,662,426 / 1,296,298 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.77

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2013* (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,896 foreign withholding tax)	$146,020
Interest	28,306

Total income	174,326

EXPENSES
Administrative fees	45,852
Investment management fees	29,109
Professional fees	15,651
Custodian fees	12,950
Printing and mailing expenses	10,741
Offering costs	7,683
Distribution fees - Class IB	305
Trustees’ fees	125
Miscellaneous	2,082

Gross expenses	124,498
Less: Waiver from investment advisor	(74,960)
Reimbursement from investment advisor	(4,255)

Net expenses	45,283

NET INVESTMENT INCOME (LOSS)	129,043

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(109,760)
Futures	11,565
Foreign currency transactions	27,029
Swaps	62,034

Net realized gain (loss)	(9,132)

Change in unrealized appreciation (depreciation) on:
Securities	(334,359)
Futures	(5,200)
Foreign currency translations	(8,287)
Swaps	(109,580)

Net change in unrealized appreciation (depreciation)	(457,426)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(466,558)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(337,515)

*	The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 8, 2013* to June 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,043
Net realized gain (loss) on investments, futures, foreign currency transactions and swaps	(9,132)
Net change in unrealized appreciation (depreciation) on investments, futures, foreign currency translations and swaps	(457,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(337,515)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 83,997 shares ]	860,233
Capital shares repurchased [ (21,220) shares ]	(206,778)

Total Class IB transactions	653,455

Class K
Capital shares sold [ 1,325,160 shares ]	13,262,660
Capital shares repurchased [ (28,862) shares ]	(303,568)

Total Class K transactions	12,959,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,612,547

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,275,032
NET ASSETS:
Beginning of period	—

End of period (a)	$13,275,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$129,043

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures, foreign currency transactions and swaps	(0.34)

Total from investment operations	(0.24)

Total dividends and distributions	—

Net asset value, end of period	$9.76

Total return (b)	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$613
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%
Before waivers and reimbursements (a)(f)	9.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.44	%(l)
Before waivers and reimbursements (a)(f)	(5.65	)%(l)
Portfolio turnover rate	230%

Class K	February 8, 2013* to June 30, 2013 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures, foreign currency transactions and swaps	(0.33)

Total from investment operations	(0.23)

Total dividends and distributions	—

Net asset value, end of period	$9.77

Total return (b)	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,662
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%
Before waivers and reimbursements (a)(f)	2.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.44	%(l)
Before waivers and reimbursements (a)(f)	1.28	%(l)
Portfolio turnover rate	230%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	23.0%
Information Technology	17.0
Consumer Discretionary	14.3
Industrials	14.1
Health Care	12.1
Energy	5.5
Materials	4.9
Consumer Staples	3.8
Utilities	3.2
Telecommunication Services	0.7
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,152.40	$3.37
Hypothetical (5% average return before expenses)	1,000.00	1,021.66	3.17
Class IB
Actual	1,000.00	1,151.20	3.37
Hypothetical (5% average return before expenses)	1,000.00	1,021.66	3.17
Class K
Actual	1,000.00	1,153.50	2.04
Hypothetical (5% average return before expenses)	1,000.00	1,022.90	1.92

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	47,103	$877,529
Cooper Tire & Rubber Co.	43,822	1,453,576
Dana Holding Corp.	101,146	1,948,072
Dorman Products, Inc.	17,700	807,651
Drew Industries, Inc.	18,670	734,104
Exide Technologies, Inc.*	3,959	515
Federal-Mogul Corp.*	16,600	169,486
Fuel Systems Solutions, Inc.*	4,275	76,480
Gentherm, Inc.*	21,695	402,876
Modine Manufacturing Co.*	32,900	357,952
Remy International, Inc.	722	13,407
Standard Motor Products, Inc.	12,800	439,552
Stoneridge, Inc.*	15,700	182,748
Superior Industries International, Inc.	16,146	277,873
Tenneco, Inc.*	45,497	2,060,104
Tower International, Inc.*	1,262	24,975

		9,826,900

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	364,093

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	508,000
Pool Corp.	34,578	1,812,233
VOXX International Corp.*	1,442	17,693

		2,337,926

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	628,264
Ascent Capital Group, Inc., Class A*	13,131	1,025,137
Bridgepoint Education, Inc.*	4,516	55,005
Bright Horizons Family Solutions, Inc.*	5,290	183,616
Capella Education Co.*	11,545	480,849
Career Education Corp.*	16,500	47,850
Carriage Services, Inc.	1,712	29,018
Coinstar, Inc.*	19,386	1,137,376
Corinthian Colleges, Inc.*	20,900	46,816
Education Management Corp.*	36,000	202,320
Grand Canyon Education, Inc.*	30,168	972,315
Hillenbrand, Inc.	46,000	1,090,660
ITT Educational Services, Inc.*	14,247	347,627
K12, Inc.*	21,984	577,520
LifeLock, Inc.*	37,061	433,984
Lincoln Educational Services Corp.	9,700	51,119
Matthews International Corp., Class A	19,441	732,926
Regis Corp.	34,028	558,740
Sotheby’s, Inc.	53,202	2,016,888
Steiner Leisure Ltd.*	13,032	688,871
Stewart Enterprises, Inc., Class A	69,487	909,585
Strayer Education, Inc.	9,000	439,470
Universal Technical Institute, Inc.	14,900	153,917

		12,809,873

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	20,300	$729,582
Ameristar Casinos, Inc.	23,700	623,073
Biglari Holdings, Inc.*	891	365,666
BJ’s Restaurants, Inc.*	17,234	639,381
Bloomin’ Brands, Inc.*	33,815	841,317
Bob Evans Farms, Inc.	21,290	1,000,204
Boyd Gaming Corp.*	36,992	418,010
Bravo Brio Restaurant Group, Inc.*	8,600	153,252
Buffalo Wild Wings, Inc.*	13,300	1,305,528
Caesars Entertainment Corp.*	23,370	320,169
CEC Entertainment, Inc.	18,498	759,158
Cheesecake Factory, Inc.	38,621	1,617,834
Churchill Downs, Inc.	9,293	732,753
Chuy’s Holdings, Inc.*	9,919	380,295
Cracker Barrel Old Country Store, Inc.	16,123	1,526,203
Del Frisco’s Restaurant Group, Inc.*	1,712	36,654
Denny’s Corp.*	76,200	428,244
DineEquity, Inc.	11,281	776,923
Domino’s Pizza, Inc.	4,029	234,286
Fiesta Restaurant Group, Inc.*	11,200	385,168
Ignite Restaurant Group, Inc.*	7,900	149,073
International Speedway Corp., Class A	21,600	679,752
Interval Leisure Group, Inc.	36,800	733,056
Isle of Capri Casinos, Inc.*	17,242	129,315
Jack in the Box, Inc.*	31,539	1,239,167
Krispy Kreme Doughnuts, Inc.*	44,500	776,525
Life Time Fitness, Inc.*	30,600	1,533,366
Marcus Corp.	14,700	186,984
Marriott Vacations Worldwide Corp.*	18,900	817,236
Monarch Casino & Resort, Inc.*	1,172	19,760
Multimedia Games Holding Co., Inc.*	19,500	508,365
Orient-Express Hotels Ltd., Class A*	71,509	869,550
Papa John’s International, Inc.*	12,771	834,840
Pinnacle Entertainment, Inc.*	40,932	805,133
Red Robin Gourmet Burgers, Inc.*	12,100	667,678
Ruby Tuesday, Inc.*	49,828	459,912
Ruth’s Hospitality Group, Inc.	20,944	252,794
Scientific Games Corp., Class A*	52,100	586,125
SHFL Entertainment, Inc.*	38,749	686,245
Six Flags Entertainment Corp.	17,717	622,930
Sonic Corp.*	51,138	744,569
Speedway Motorsports, Inc.	13,100	227,940
Texas Roadhouse, Inc.	39,618	991,242
Vail Resorts, Inc.	26,794	1,648,367
WMS Industries, Inc.*	39,200	999,992

		30,443,616

Household Durables (1.1%)
American Greetings Corp., Class A	30,057	547,639
Beazer Homes USA, Inc.*	15,329	268,564
Blyth, Inc.	200	2,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	4,200	$211,890
Ethan Allen Interiors, Inc.	21,554	620,755
Helen of Troy Ltd.*	22,256	853,963
Hovnanian Enterprises, Inc., Class A*	70,185	393,738
iRobot Corp.*	15,900	632,343
KB Home	56,500	1,109,095
La-Z-Boy, Inc.	49,009	993,412
Libbey, Inc.*	13,200	316,404
M.D.C. Holdings, Inc.	27,500	894,025
M/I Homes, Inc.*	13,600	312,256
Meritage Homes Corp.*	23,988	1,040,120
NACCO Industries, Inc., Class A	3,000	171,840
Ryland Group, Inc.	31,356	1,257,376
Skullcandy, Inc.*	2,800	15,288
Standard Pacific Corp.*	98,090	817,090
TRI Pointe Homes, Inc.*	3,516	58,295
Universal Electronics, Inc.*	901	25,345
William Lyon Homes, Class A*	4,149	104,596
Zagg, Inc.*	1,200	6,420

		10,653,246

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	1,985	12,287
Blue Nile, Inc.*	9,800	370,244
HSN, Inc.	23,402	1,257,155
Nutrisystem, Inc.	4,149	48,875
Orbitz Worldwide, Inc.*	17,764	142,645
Overstock.com, Inc.*	6,500	183,300
Shutterfly, Inc.*	25,497	1,422,478

		3,436,984

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	8,600	386,828
Black Diamond, Inc.*	1,985	18,659
Brunswick Corp.	67,358	2,152,088
Callaway Golf Co.	52,763	347,181
JAKKS Pacific, Inc.	16,598	186,727
LeapFrog Enterprises, Inc.*	29,100	286,344
Smith & Wesson Holding Corp.*	48,135	480,387
Steinway Musical Instruments, Inc.*	541	16,463
Sturm Ruger & Co., Inc.	14,400	691,776

		4,566,453

Media (1.3%)
Arbitron, Inc.	18,681	867,732
Belo Corp., Class A	76,323	1,064,706
Carmike Cinemas, Inc.*	1,712	33,144
Central European Media Enterprises Ltd., Class A*	30,069	99,528
Crown Media Holdings, Inc., Class A*	88,711	219,116
Cumulus Media, Inc., Class A*	71,700	243,063
Dex Media, Inc.*	3,427	60,212
Entercom Communications Corp., Class A*	1,601	15,113
Entravision Communications Corp., Class A	15,870	97,601
EW Scripps Co., Class A*	20,700	322,506
Fisher Communications, Inc.	451	18,527
Gray Television, Inc.*	7,665	$55,188
Harte-Hanks, Inc.	23,200	199,520
Journal Communications, Inc., Class A*	2,435	18,238
Lions Gate Entertainment Corp.*	5,407	148,530
Live Nation Entertainment, Inc.*	97,189	1,506,430
Loral Space & Communications, Inc.	10,096	605,558
McClatchy Co., Class A*	38,700	88,236
MDC Partners, Inc., Class A	14,800	266,992
Meredith Corp.	26,700	1,273,590
National CineMedia, Inc.	38,023	642,209
New York Times Co., Class A*	100,700	1,113,742
Nexstar Broadcasting Group, Inc., Class A	17,945	636,330
ReachLocal, Inc.*	1,172	14,369
Scholastic Corp.	22,160	649,066
Sinclair Broadcast Group, Inc., Class A	45,317	1,331,414
Valassis Communications, Inc.	32,134	790,175
Value Line, Inc.	485	4,123
World Wrestling Entertainment, Inc., Class A	25,800	265,998

		12,650,956

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	3,156	56,966
Fred’s, Inc., Class A	35,015	542,382
Gordmans Stores, Inc.*	10,300	140,183
Saks, Inc.*	84,616	1,154,162
Tuesday Morning Corp.*	26,288	272,607

		2,166,300

Specialty Retail (3.6%)
Aeropostale, Inc.*	59,300	818,340
America’s Car-Mart, Inc.*	5,300	229,172
ANN, Inc.*	34,204	1,135,573
Asbury Automotive Group, Inc.*	20,842	835,764
Barnes & Noble, Inc.*	21,300	339,948
bebe stores, Inc.	27,191	152,542
Big 5 Sporting Goods Corp.	8,354	183,370
Brown Shoe Co., Inc.	39,863	858,250
Buckle, Inc.	23,389	1,216,696
Cabela’s, Inc.*	3,195	206,908
Cato Corp., Class A	23,623	589,630
Children’s Place Retail Stores, Inc.*	16,224	889,075
Conn’s, Inc.*	14,400	745,344
Destination Maternity Corp.	1,001	24,625
Destination XL Group, Inc.*	2,705	17,150
Express, Inc.*	63,700	1,335,789
Finish Line, Inc., Class A	40,613	887,800
Five Below, Inc.*	20,515	754,131
Francesca’s Holdings Corp.*	24,800	689,192
Genesco, Inc.*	16,957	1,135,949
Group 1 Automotive, Inc.	15,192	977,301
Haverty Furniture Cos., Inc.	13,300	306,033
hhgregg, Inc.*	10,249	163,677
Hibbett Sports, Inc.*	19,355	1,074,203
Jos. A. Bank Clothiers, Inc.*	23,587	974,615
Kirkland’s, Inc.*	8,300	143,175
Lithia Motors, Inc., Class A	16,100	858,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lumber Liquidators Holdings, Inc.*	19,576	$1,524,383
MarineMax, Inc.*	1,623	18,389
Mattress Firm Holding Corp.*	7,600	306,280
Men’s Wearhouse, Inc.	36,951	1,398,595
Monro Muffler Brake, Inc.	21,604	1,038,072
New York & Co., Inc.*	4,420	28,067
Office Depot, Inc.*	203,800	788,706
OfficeMax, Inc.	70,987	726,197
Penske Automotive Group, Inc.	35,500	1,084,170
PEP Boys-Manny, Moe & Jack*	39,777	460,618
Pier 1 Imports, Inc.	71,156	1,671,454
RadioShack Corp.*	24,255	76,646
Rent-A-Center, Inc.	42,203	1,584,723
Restoration Hardware Holdings, Inc.*	10,840	813,000
rue21, Inc.*	11,800	490,998
Sears Hometown and Outlet Stores, Inc.*	3,697	161,633
Select Comfort Corp.*	43,800	1,097,628
Shoe Carnival, Inc.	8,000	192,080
Sonic Automotive, Inc., Class A	30,125	636,843
Stage Stores, Inc.	21,774	511,689
Stein Mart, Inc.	28,200	384,930
Systemax, Inc.	12,041	113,306
Tile Shop Holdings, Inc.*	11,272	326,437
Tilly’s, Inc., Class A*	13,100	209,600
Vitamin Shoppe, Inc.*	21,000	941,640
West Marine, Inc.*	451	4,961
Wet Seal, Inc., Class A*	20,740	97,685
Winmark Corp.	270	17,515
Zale Corp.*	16,682	151,806
Zumiez, Inc.*	16,900	485,875

		34,886,469

Textiles, Apparel & Luxury Goods (1.5%)
Cherokee, Inc.	854	10,914
Columbia Sportswear Co.	9,634	603,570
Crocs, Inc.*	63,734	1,051,611
Fifth & Pacific Cos., Inc.*	77,265	1,726,100
G-III Apparel Group Ltd.*	12,100	582,252
Iconix Brand Group, Inc.*	39,964	1,175,341
Jones Group, Inc.	67,394	926,668
Maidenform Brands, Inc.*	17,330	300,329
Movado Group, Inc.	12,300	416,109
Oxford Industries, Inc.	10,300	642,720
Perry Ellis International, Inc.	1,501	30,485
Quiksilver, Inc.*	88,300	568,652
Skechers U.S.A., Inc., Class A*	31,479	755,811
Steven Madden Ltd.*	27,427	1,326,918
True Religion Apparel, Inc.	23,610	747,493
Tumi Holdings, Inc.*	30,729	737,496
Unifi, Inc.*	1,082	22,365
Vera Bradley, Inc.*	14,527	314,655
Wolverine World Wide, Inc.	37,240	2,033,676

		13,973,165

Total Consumer Discretionary		138,115,981

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	848,763
Coca-Cola Bottling Co. Consolidated	3,200	$195,680
National Beverage Corp.	13,100	228,857

		1,273,300

Food & Staples Retailing (1.2%)
Andersons, Inc.	14,406	766,255
Arden Group, Inc., Class A	90	9,935
Casey’s General Stores, Inc.	25,413	1,528,846
Chefs’ Warehouse, Inc.*	12,400	213,280
Fairway Group Holdings Corp.*	4,960	119,883
Harris Teeter Supermarkets, Inc.	30,802	1,443,382
Ingles Markets, Inc., Class A	14,300	361,075
Nash Finch Co.	451	9,926
Natural Grocers by Vitamin Cottage, Inc.*	1,533	47,523
Pantry, Inc.*	11,135	135,624
Pricesmart, Inc.	13,052	1,143,747
Rite Aid Corp.*	447,000	1,278,420
Roundy’s, Inc.	5,056	42,116
Spartan Stores, Inc.	15,270	281,579
SUPERVALU, Inc.*	151,100	939,842
Susser Holdings Corp.*	11,679	559,191
United Natural Foods, Inc.*	36,788	1,986,184
Village Super Market, Inc., Class A	6,800	225,012
Weis Markets, Inc.	8,051	362,859

		11,454,679

Food Products (1.8%)
Alico, Inc.	182	7,300
Annie’s, Inc.*	8,387	358,460
B&G Foods, Inc.	39,300	1,338,165
Boulder Brands, Inc.*	43,200	520,560
Calavo Growers, Inc.	7,100	193,049
Cal-Maine Foods, Inc.	11,692	543,795
Chiquita Brands International, Inc.*	29,300	319,956
Darling International, Inc.*	80,197	1,496,476
Diamond Foods, Inc.*	12,937	268,443
Dole Food Co., Inc.*	32,824	418,506
Farmer Bros Co.*	8,477	119,187
Fresh Del Monte Produce, Inc.	26,804	747,295
Hain Celestial Group, Inc.*	26,280	1,707,412
J&J Snack Foods Corp.	11,703	910,493
John B. Sanfilippo & Son, Inc.	360	7,258
Lancaster Colony Corp.	13,737	1,071,349
Lifeway Foods, Inc.	16,615	288,436
Limoneira Co.	360	7,463
Omega Protein Corp.*	2,163	19,424
Pilgrim’s Pride Corp.*	32,100	479,574
Post Holdings, Inc.*	19,700	860,102
Sanderson Farms, Inc.	17,293	1,148,601
Seaboard Corp.	267	723,036
Seneca Foods Corp., Class A*	8,300	254,644
Snyders-Lance, Inc.	34,640	984,122
Tootsie Roll Industries, Inc.	14,077	447,367
TreeHouse Foods, Inc.*	28,333	1,856,945

		17,097,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Central Garden & Pet Co., Class A*	31,233	$215,508
Harbinger Group, Inc.*	37,700	284,258
Oil-Dri Corp. of America	90	2,472
Orchids Paper Products Co.	1,082	28,403
Spectrum Brands Holdings, Inc.	14,600	830,302
WD-40 Co.	12,027	655,231

		2,016,174

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	892,386
Female Health Co.	1,712	16,880
Inter Parfums, Inc.	12,000	342,240
Lifevantage Corp.*	5,680	13,178
Medifast, Inc.*	7,800	200,928
Nature’s Sunshine Products, Inc.	451	7,374
Nutraceutical International Corp.	270	5,519
Prestige Brands Holdings, Inc.*	36,000	1,049,040
Revlon, Inc., Class A*	541	11,934
Star Scientific, Inc.*	82,792	115,081
Synutra International, Inc.*	55,300	281,477
USANA Health Sciences, Inc.*	6,150	445,137

		3,381,174

Tobacco (0.2%)
Alliance One International, Inc.*	3,516	13,361
Universal Corp.	16,753	969,161
Vector Group Ltd.	36,583	593,376

		1,575,898

Total Consumer Staples		36,798,643

Energy (5.5%)
Energy Equipment & Services (2.2%)
Basic Energy Services, Inc.*	17,700	213,993
Bristow Group, Inc.	27,080	1,768,866
C&J Energy Services, Inc.*	31,700	614,029
Cal Dive International, Inc.*	40,198	75,572
CARBO Ceramics, Inc.	12,083	814,757
Dril-Quip, Inc.*	2,728	246,311
Era Group, Inc.*	11,825	309,224
Exterran Holdings, Inc.*	46,900	1,318,828
Forum Energy Technologies, Inc.*	25,539	777,152
Geospace Technologies Corp.*	9,000	621,720
Global Geophysical Services, Inc.*	48,900	230,808
Gulf Island Fabrication, Inc.	9,796	187,593
Gulfmark Offshore, Inc., Class A	19,255	868,208
Helix Energy Solutions Group, Inc.*	83,800	1,930,752
Hercules Offshore, Inc.*	97,424	685,865
Hornbeck Offshore Services, Inc.*	25,534	1,366,069
ION Geophysical Corp.*	105,500	635,110
Key Energy Services, Inc.*	107,572	640,053
Lufkin Industries, Inc.	24,788	2,192,994
Matrix Service Co.*	18,600	289,788
Natural Gas Services Group, Inc.*	9,477	222,615
Newpark Resources, Inc.*	70,202	771,520
Nuverra Environmental Solutions, Inc.*	74,457	215,925
Parker Drilling Co.*	102,029	$508,104
PHI, Inc. (Non-Voting)*	9,300	318,990
Pioneer Energy Services Corp.*	43,400	287,308
RigNet, Inc.*	14,100	359,268
SEACOR Holdings, Inc.	12,101	1,004,988
Tesco Corp.*	20,200	267,650
TETRA Technologies, Inc.*	70,061	718,826
Vantage Drilling Co.*	148,300	302,532
Willbros Group, Inc.*	26,898	165,154

		20,930,572

Oil, Gas & Consumable Fuels (3.3%)
Abraxas Petroleum Corp.*	51,900	108,990
Alon USA Energy, Inc.	14,000	202,440
Alpha Natural Resources, Inc.*	134,897	706,860
Amyris, Inc.*	5,200	15,028
Apco Oil and Gas International, Inc.*	7,655	88,262
Approach Resources, Inc.*	23,400	574,938
Arch Coal, Inc.	151,100	571,158
Berry Petroleum Co., Class A	40,021	1,693,689
Bill Barrett Corp.*	36,802	744,136
Bonanza Creek Energy, Inc.*	18,701	663,137
BPZ Resources, Inc.*	60,455	108,214
Carrizo Oil & Gas, Inc.*	26,003	736,665
Clayton Williams Energy, Inc.*	3,700	160,950
Clean Energy Fuels Corp.*	47,059	621,179
Cloud Peak Energy, Inc.*	44,777	737,925
Comstock Resources, Inc.	35,000	550,550
Contango Oil & Gas Co.	10,649	359,404
Crosstex Energy, Inc.	31,218	616,868
CVR Energy, Inc.	1,040	49,296
Delek U.S. Holdings, Inc.	24,108	693,828
Diamondback Energy, Inc.*	10,911	363,555
Endeavour International Corp.*	26,100	100,224
Energy XXI Bermuda Ltd.	57,002	1,264,304
EPL Oil & Gas, Inc.*	23,200	681,152
EXCO Resources, Inc.	82,868	633,112
Forest Oil Corp.*	83,900	343,151
Frontline Ltd.*	13,000	23,010
FX Energy, Inc.*	29,500	94,695
GasLog Ltd.	21,900	280,320
Goodrich Petroleum Corp.*	17,600	225,280
Green Plains Renewable Energy, Inc.*	10,800	143,856
Gulfport Energy Corp.*	4,703	221,370
Halcon Resources Corp.*	133,683	757,983
Harvest Natural Resources, Inc.*	1,326	4,111
Isramco, Inc.*	1,821	169,681
Jura Energy Corp.*	690	197
KiOR, Inc., Class A*	37,000	211,270
Knightsbridge Tankers Ltd.	3,850	28,336
Kodiak Oil & Gas Corp.*	188,100	1,672,209
Magnum Hunter Resources Corp.*	104,900	382,885
Matador Resources Co.*	30,207	361,880
Midstates Petroleum Co., Inc.*	18,300	99,003
Nordic American Tankers Ltd.	37,501	283,883
Northern Oil and Gas, Inc.*	45,861	611,786
Oasis Petroleum, Inc.*	5,054	196,449
Panhandle Oil and Gas, Inc., Class A	8,000	228,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PDC Energy, Inc.*	21,161	$1,089,368
PetroQuest Energy, Inc.*	44,100	174,636
Quicksilver Resources, Inc.*	83,600	140,448
Rentech, Inc.	158,100	332,010
Resolute Energy Corp.*	30,500	243,390
Rex Energy Corp.*	24,000	421,920
Rosetta Resources, Inc.*	39,624	1,684,813
Sanchez Energy Corp.*	17,403	399,573
Scorpio Tankers, Inc.	106,630	957,537
SemGroup Corp., Class A	30,500	1,642,730
Ship Finance International Ltd.	36,005	534,314
Solazyme, Inc.*	30,887	361,996
Stone Energy Corp.*	32,982	726,593
Swift Energy Co.*	34,769	416,880
Synergy Resources Corp.*	10,026	73,390
Targa Resources Corp.	20,665	1,329,379
Teekay Tankers Ltd., Class A	48,357	127,179
Triangle Petroleum Corp.*	36,900	258,669
VAALCO Energy, Inc.*	38,800	221,936
W&T Offshore, Inc.	31,644	452,193
Warren Resources, Inc.*	47,400	120,870
Western Refining, Inc.	40,803	1,145,340
ZaZa Energy Corp.*	49,900	59,880

		32,300,263

Total Energy		53,230,835

Financials (23.0%)
Capital Markets (2.5%)
Apollo Investment Corp.	144,691	1,119,908
Arlington Asset Investment Corp., Class A	9,739	260,421
BGC Partners, Inc., Class A	70,100	412,889
BlackRock Kelso Capital Corp.	45,469	425,590
Calamos Asset Management, Inc., Class A	15,571	163,495
Capital Southwest Corp.	2,190	301,848
Cohen & Steers, Inc.	14,609	496,414
Cowen Group, Inc., Class A*	91,200	264,480
Diamond Hill Investment Group, Inc.	1,895	161,170
Evercore Partners, Inc., Class A	20,411	801,744
FBR & Co.*	811	20,486
Fidus Investment Corp.	992	18,560
Fifth Street Finance Corp.	80,061	836,637
Financial Engines, Inc.	32,600	1,486,234
FXCM, Inc., Class A	20,100	329,841
GAMCO Investors, Inc., Class A	4,900	271,509
Garrison Capital, Inc.	450	6,939
GFI Group, Inc.	51,200	200,192
Gladstone Capital Corp.	18,501	151,153
Gladstone Investment Corp.	19,647	144,405
Golub Capital BDC, Inc.	16,200	283,500
Greenhill & Co., Inc.	20,700	946,818
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	2,075	24,651
Harris & Harris Group, Inc.*	3,151	9,579
Hercules Technology Growth Capital, Inc.	42,307	589,760
HFF, Inc., Class A	21,300	378,501
ICG Group, Inc.*	26,300	299,820
INTL FCStone, Inc.*	9,600	167,520
Investment Technology Group, Inc.*	26,900	$376,062
Janus Capital Group, Inc.	91,164	775,806
JMP Group, Inc.	12,100	80,344
KCAP Financial, Inc.	5,140	57,876
Knight Capital Group, Inc., Class A*	127,905	459,179
Ladenburg Thalmann Financial Services, Inc.*	160,000	264,000
Main Street Capital Corp.	19,900	551,031
Manning & Napier, Inc.	2,255	40,049
MCG Capital Corp.	53,936	281,007
Medallion Financial Corp.	12,930	179,856
Medley Capital Corp.	20,200	274,316
MVC Capital, Inc.	18,500	232,915
New Mountain Finance Corp.	19,117	270,697
NGP Capital Resources Co.	17,841	109,365
Oppenheimer Holdings, Inc., Class A	8,070	153,653
PennantPark Investment Corp.	46,058	508,941
Piper Jaffray Cos., Inc.*	11,300	357,193
Prospect Capital Corp.	161,817	1,747,624
Pzena Investment Management, Inc., Class A	37,011	241,312
Safeguard Scientifics, Inc.*	14,800	237,540
Solar Capital Ltd.	26,800	618,812
Solar Senior Capital Ltd.	811	14,930
Stellus Capital Investment Corp.	541	8,142
Stifel Financial Corp.*	46,786	1,668,857
SWS Group, Inc.*	21,365	116,439
TCP Capital Corp.	14,722	246,888
THL Credit, Inc.	18,500	281,015
TICC Capital Corp.	24,300	233,766
Triangle Capital Corp.	16,100	442,911
Virtus Investment Partners, Inc.*	3,578	630,694
Walter Investment Management Corp.*	25,102	848,699
Westwood Holdings Group, Inc.	4,297	184,427
WhiteHorse Finance, Inc.	361	5,686
WisdomTree Investments, Inc.*	65,416	756,863

		23,830,959

Commercial Banks (7.0%)
1st Source Corp.	10,620	252,331
1st United Bancorp, Inc./Florida	993	6,673
American National Bankshares, Inc.	270	6,275
Ameris Bancorp*	11,554	194,685
Ames National Corp.	7,850	178,666
Arrow Financial Corp.	8,109	200,698
BancFirst Corp.	6,000	279,300
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	552,608
Bancorp, Inc./Delaware*	16,500	247,335
BancorpSouth, Inc.	61,300	1,085,010
Bank of Kentucky Financial Corp.	182	5,176
Bank of Marin Bancorp/California	4,300	172,000
Bank of the Ozarks, Inc.	22,338	967,906
Banner Corp.	12,000	405,480
BBCN Bancorp, Inc.	48,269	686,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
BNC Bancorp	541	$6,178
Boston Private Financial Holdings, Inc.	61,370	652,977
Bridge Bancorp, Inc.	7,581	170,573
Bridge Capital Holdings*	15,700	249,002
Bryn Mawr Bank Corp.	7,680	183,782
C&F Financial Corp.	360	20,063
Camden National Corp.	5,600	198,632
Capital Bank Financial Corp., Class A*	15,149	287,680
Capital City Bank Group, Inc.*	10,070	116,107
Cardinal Financial Corp.	20,800	304,512
Cascade Bancorp*	28,100	174,501
Cathay General Bancorp	64,847	1,319,636
Center Bancorp, Inc.	270	3,426
Centerstate Banks, Inc.	15,834	137,439
Central Pacific Financial Corp.*	17,500	315,000
Century Bancorp, Inc./Massachusetts, Class A	91	3,185
Chemical Financial Corp.	17,541	455,891
Citizens & Northern Corp.	9,802	189,375
City Holding Co.	14,550	566,723
CNB Financial Corp./Pennsylvania	7,282	123,357
CoBiz Financial, Inc.	24,221	201,034
Columbia Banking System, Inc.	39,385	937,757
Community Bank System, Inc.	25,878	798,336
Community Trust Bancorp, Inc.	13,296	473,604
Crescent Financial Bancshares, Inc.*	1,263	5,532
Customers Bancorp, Inc.*	1,352	21,970
CVB Financial Corp.	69,987	823,047
Eagle Bancorp, Inc.*	13,750	307,725
Enterprise Financial Services Corp.	11,395	181,864
F.N.B. Corp./Pennsylvania	94,051	1,136,136
Fidelity Southern Corp.*	1,533	18,963
Financial Institutions, Inc.	10,000	184,100
First Bancorp, Inc./Maine	7,219	126,188
First Bancorp/North Carolina	12,510	176,391
First BanCorp/Puerto Rico*	63,900	452,412
First Busey Corp.	56,006	252,027
First Commonwealth Financial Corp.	76,813	566,112
First Community Bancshares, Inc./Virginia	12,200	191,296
First Connecticut Bancorp, Inc./Connecticut	18,700	260,304
First Financial Bancorp	47,316	705,008
First Financial Bankshares, Inc.	25,812	1,436,696
First Financial Corp./Indiana	8,200	254,118
First Financial Holdings, Inc.	13,091	277,660
First Interstate Bancsystem, Inc.	15,100	313,023
First Merchants Corp.	20,400	349,860
First Midwest Bancorp, Inc./Illinois	61,668	846,085
First NBC Bank Holding Co.*	811	19,788
First of Long Island Corp.	4,500	149,355
FirstMerit Corp.	126,614	2,536,078
Flushing Financial Corp.	24,842	408,651
FNB United Corp.*	10,604	85,998
German American Bancorp, Inc.	9,100	$204,932
Glacier Bancorp, Inc.	59,314	1,316,178
Great Southern Bancorp, Inc.	8,530	229,969
Guaranty Bancorp	360	4,086
Hampton Roads Bankshares, Inc.*	2,074	2,675
Hancock Holding Co.	54,886	1,650,422
Hanmi Financial Corp.*	23,900	422,313
Heartland Financial USA, Inc.	10,900	299,641
Heritage Commerce Corp.*	270	1,890
Heritage Financial Corp./Washington	7,870	115,296
Home BancShares, Inc./Arkansas	35,500	921,935
Home Federal Bancorp, Inc./Idaho	12,482	159,021
HomeTrust Bancshares, Inc.*	541	9,175
Horizon Bancorp/Indiana	270	5,511
Hudson Valley Holding Corp.	13,500	229,230
IBERIABANK Corp.	22,185	1,189,338
Independent Bank Corp./Massachusetts	19,586	675,717
Independent Bank Group, Inc.*	361	10,974
International Bancshares Corp.	46,090	1,040,712
Investors Bancorp, Inc.	38,148	804,160
Lakeland Bancorp, Inc.	24,300	253,449
Lakeland Financial Corp.	12,400	344,100
MainSource Financial Group, Inc.	16,581	222,683
MB Financial, Inc.	41,451	1,110,887
Merchants Bancshares, Inc.	4,082	120,705
Metro Bancorp, Inc.*	11,823	236,815
MetroCorp Bancshares, Inc.	270	2,635
MidWestOne Financial Group, Inc.	182	4,379
National Bank Holdings Corp., Class A	31,319	616,984
National Bankshares, Inc./Virginia	90	3,198
National Penn Bancshares, Inc.	107,391	1,091,093
NBT Bancorp, Inc.	37,182	787,143
OFG Bancorp	39,100	708,101
Old National Bancorp/Indiana	75,539	1,044,704
OmniAmerican Bancorp, Inc.*	9,800	215,894
Pacific Continental Corp.	15,630	184,434
Pacific Premier Bancorp, Inc.*	541	6,611
PacWest Bancorp	25,416	779,000
Park National Corp.	10,148	698,081
Park Sterling Corp.*	901	5,325
Penns Woods Bancorp, Inc.	3,200	133,952
Peoples Bancorp, Inc./Ohio	10,220	215,438
Pinnacle Financial Partners, Inc.*	25,800	663,318
Preferred Bank/California*	450	7,416
PrivateBancorp, Inc.	44,370	941,088
Prosperity Bancshares, Inc.	38,084	1,972,370
Renasant Corp.	16,481	401,148
Republic Bancorp, Inc./Kentucky, Class A	7,700	168,784
S&T Bancorp, Inc.	20,325	398,370
Sandy Spring Bancorp, Inc.	19,851	429,179
SCBT Financial Corp.	10,334	520,730
Seacoast Banking Corp. of Florida*	2,975	6,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sierra Bancorp	10,066	$148,977
Simmons First National Corp., Class A	13,801	360,068
Southside Bancshares, Inc.	13,198	315,168
Southwest Bancorp, Inc./Oklahoma*	15,157	200,072
State Bank Financial Corp.	23,200	348,696
StellarOne Corp.	16,896	332,006
Sterling Bancorp/New York	21,698	252,131
Sterling Financial Corp./Washington	19,700	468,466
Suffolk Bancorp*	8,232	134,511
Sun Bancorp, Inc./New Jersey*	89,100	302,049
Susquehanna Bancshares, Inc.	149,437	1,920,265
SY Bancorp, Inc.	8,800	215,864
Taylor Capital Group, Inc.*	1,262	21,315
Texas Capital Bancshares, Inc.*	26,123	1,158,816
Tompkins Financial Corp.	6,600	298,254
TowneBank/Virginia	18,700	275,264
Trico Bancshares	10,216	217,907
Tristate Capital Holdings, Inc.*	1,081	14,864
Trustmark Corp.	53,380	1,312,080
UMB Financial Corp.	26,518	1,476,257
Umpqua Holdings Corp.	91,804	1,377,978
Union First Market Bankshares Corp.	16,000	329,440
United Bankshares, Inc./West Virginia	34,217	905,040
United Community Banks, Inc./Georgia*	23,900	296,838
Univest Corp. of Pennsylvania	8,234	157,022
ViewPoint Financial Group, Inc.	25,560	531,904
Virginia Commerce Bancorp, Inc.*	28,800	402,048
Washington Banking Co.	12,600	178,920
Washington Trust Bancorp, Inc.	10,300	293,756
Webster Financial Corp.	56,165	1,442,317
WesBanco, Inc.	18,898	499,474
West Bancorp, Inc.	270	3,173
Westamerica Bancorp	24,074	1,099,941
Western Alliance Bancorp*	51,260	811,446
Wilshire Bancorp, Inc.	45,700	302,534
Wintrust Financial Corp.	24,912	953,631
Yadkin Financial Corp.*	361	5,068

		68,166,979

Consumer Finance (0.8%)
Cash America International, Inc.	24,338	1,106,406
Credit Acceptance Corp.*	5,700	598,785
DFC Global Corp.*	32,108	443,412
Encore Capital Group, Inc.*	15,600	516,516
EZCORP, Inc., Class A*	37,296	629,556
First Cash Financial Services, Inc.*	20,968	1,031,835
First Marblehead Corp.*	50,900	60,062
Green Dot Corp., Class A*	17,100	341,145
Nelnet, Inc., Class A	16,369	590,757
Netspend Holdings, Inc.*	20,600	328,982
Nicholas Financial, Inc.	450	6,804
Portfolio Recovery Associates, Inc.*	11,603	1,782,569
Regional Management Corp.*	541	$13,525
World Acceptance Corp.*	7,381	641,704

		8,092,058

Diversified Financial Services (0.3%)
Gain Capital Holdings, Inc.	1,442	9,099
MarketAxess Holdings, Inc.	26,012	1,216,061
Marlin Business Services Corp.	451	10,274
NewStar Financial, Inc.*	18,400	245,088
PHH Corp.*	44,915	915,367
PICO Holdings, Inc.*	17,775	372,564

		2,768,453

Insurance (2.6%)
Ambac Financial Group, Inc.*	27,337	651,441
American Equity Investment Life Holding Co.	49,493	777,040
American Safety Insurance Holdings Ltd.*	9,506	275,199
AMERISAFE, Inc.	14,200	459,938
Amtrust Financial Services, Inc.	19,470	695,079
Argo Group International Holdings Ltd.	21,933	929,736
Baldwin & Lyons, Inc., Class B	6,923	168,090
Citizens, Inc./Texas*	25,949	155,175
CNO Financial Group, Inc.	139,601	1,809,229
Crawford & Co., Class B	722	4,058
Donegal Group, Inc., Class A	10,504	146,741
eHealth, Inc.*	14,900	338,528
EMC Insurance Group, Inc.	270	7,090
Employers Holdings, Inc.	28,001	684,624
Enstar Group Ltd.*	6,360	845,753
FBL Financial Group, Inc., Class A	721	31,371
First American Financial Corp.	83,300	1,835,932
Global Indemnity plc*	12,300	289,665
Greenlight Capital Reinsurance Ltd., Class A*	23,193	568,924
Hallmark Financial Services, Inc.*	541	4,945
HCI Group, Inc.	3,517	108,042
Hilltop Holdings, Inc.*	40,693	667,365
Horace Mann Educators Corp.	32,637	795,690
Independence Holding Co.	180	2,128
Infinity Property & Casualty Corp.	11,552	690,347
Kansas City Life Insurance Co.	4,906	187,753
Maiden Holdings Ltd.	43,061	483,144
Meadowbrook Insurance Group, Inc.	38,377	308,167
Montpelier Reinsurance Holdings Ltd.	32,893	822,654
National Financial Partners Corp.*	34,969	885,065
National Interstate Corp.	10,100	295,425
National Western Life Insurance Co., Class A	1,700	322,745
Navigators Group, Inc.*	8,503	485,011
OneBeacon Insurance Group Ltd., Class A	16,300	236,024
Phoenix Cos., Inc.*	4,230	181,890
Platinum Underwriters Holdings Ltd.	22,727	1,300,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Primerica, Inc.	38,099	$1,426,427
RLI Corp.	15,148	1,157,459
Safety Insurance Group, Inc.	10,875	527,546
Selective Insurance Group, Inc.	43,532	1,002,107
State Auto Financial Corp.	11,834	215,024
Stewart Information Services Corp.	12,627	330,701
Symetra Financial Corp.	49,600	793,104
Tower Group International Ltd.	32,200	660,422
United Fire Group, Inc.	20,164	500,672
Universal Insurance Holdings, Inc.	4,689	33,198

		25,097,107

Real Estate Investment Trusts (REITs) (7.9%)
Acadia Realty Trust (REIT)	32,673	806,696
AG Mortgage Investment Trust, Inc. (REIT)	18,700	351,747
Agree Realty Corp. (REIT)	5,912	174,522
Alexander’s, Inc. (REIT)	1,775	521,335
American Assets Trust, Inc. (REIT)	24,218	747,368
American Capital Mortgage Investment Corp. (REIT)	41,874	752,476
American Realty Capital Properties, Inc. (REIT)	93,979	1,434,120
American Residential Properties, Inc. (REIT)*	4,238	72,894
Anworth Mortgage Asset Corp. (REIT)	93,511	523,662
Apollo Commercial Real Estate Finance, Inc. (REIT)	24,007	381,231
Apollo Residential Mortgage, Inc. (REIT)	16,600	273,568
Armada Hoffler Properties, Inc. (REIT)	2,074	24,432
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,251,042
Ashford Hospitality Trust, Inc. (REIT)	43,700	500,365
Associated Estates Realty Corp. (REIT)	30,124	484,394
Aviv REIT, Inc. (REIT)	4,780	120,886
Campus Crest Communities, Inc. (REIT)	44,700	515,838
CapLease, Inc. (REIT)	58,308	492,120
Capstead Mortgage Corp. (REIT)	63,337	766,378
Cedar Realty Trust, Inc. (REIT)	33,046	171,178
Chambers Street Properties (REIT)	145,183	1,451,830
Chatham Lodging Trust (REIT)	2,705	46,472
Chesapeake Lodging Trust (REIT)	27,900	580,041
Colonial Properties Trust (REIT)	60,733	1,464,880
Colony Financial, Inc. (REIT)	44,846	891,987
Coresite Realty Corp. (REIT)	14,400	458,064
Cousins Properties, Inc. (REIT)	69,831	705,293
CubeSmart (REIT)	87,968	1,405,729
CyrusOne, Inc. (REIT)	13,450	278,953
CYS Investments, Inc. (REIT)	119,475	1,100,365
DCT Industrial Trust, Inc. (REIT)	189,400	1,354,210
DiamondRock Hospitality Co. (REIT)	123,698	$1,152,865
DuPont Fabros Technology, Inc. (REIT)	43,200	1,043,280
Dynex Capital, Inc. (REIT)	28,800	293,472
EastGroup Properties, Inc. (REIT)	21,827	1,228,205
Education Realty Trust, Inc. (REIT)	79,494	813,224
EPR Properties (REIT)	35,114	1,765,181
Equity One, Inc. (REIT)	39,386	891,305
Excel Trust, Inc. (REIT)	22,400	286,944
FelCor Lodging Trust, Inc. (REIT)*	74,272	438,948
First Industrial Realty Trust, Inc. (REIT)	69,230	1,050,219
First Potomac Realty Trust (REIT)	31,244	408,047
Franklin Street Properties Corp. (REIT)	55,099	727,307
GEO Group, Inc. (REIT)	55,842	1,895,836
Getty Realty Corp. (REIT)	15,620	322,553
Gladstone Commercial Corp. (REIT)	8,633	160,919
Glimcher Realty Trust (REIT)	98,632	1,077,061
Government Properties Income Trust (REIT)	35,955	906,785
Gramercy Property Trust, Inc. (REIT)*	4,689	21,101
Healthcare Realty Trust, Inc. (REIT)	56,458	1,439,679
Hersha Hospitality Trust (REIT)	122,477	690,770
Highwoods Properties, Inc. (REIT)	52,195	1,858,664
Hudson Pacific Properties, Inc. (REIT)	25,500	542,640
Inland Real Estate Corp. (REIT)	57,908	591,820
Invesco Mortgage Capital, Inc. (REIT)	92,694	1,535,013
Investors Real Estate Trust (REIT)	60,196	517,686
iStar Financial, Inc. (REIT)*	71,700	809,493
JAVELIN Mortgage Investment Corp. (REIT)	9,558	134,672
Kite Realty Group Trust (REIT)	46,229	278,761
LaSalle Hotel Properties (REIT)	63,240	1,562,028
Lexington Realty Trust (REIT)	106,086	1,239,084
LTC Properties, Inc. (REIT)	21,469	838,364
Medical Properties Trust, Inc. (REIT)	103,912	1,488,020
Monmouth Real Estate Investment Corp. (REIT), Class A	27,551	271,928
MPG Office Trust, Inc. (REIT)*	10,460	32,844
National Health Investors, Inc. (REIT)	17,028	1,019,296
New Residential Investment Corp. (REIT)	153,066	1,031,665
New York Mortgage Trust, Inc. (REIT)	38,159	258,336
NorthStar Realty Finance Corp. (REIT)	134,399	1,223,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	6,767	$209,912
One Liberty Properties, Inc. (REIT)	13,000	285,480
Parkway Properties, Inc./Maryland (REIT)	28,174	472,196
Pebblebrook Hotel Trust (REIT)	42,843	1,107,492
Pennsylvania Real Estate Investment Trust (REIT)	44,352	837,366
PennyMac Mortgage Investment Trust (REIT)	42,545	895,572
Potlatch Corp. (REIT)	29,144	1,178,583
PS Business Parks, Inc. (REIT)	14,780	1,066,673
RAIT Financial Trust (REIT)	41,800	314,336
Ramco-Gershenson Properties Trust (REIT)	41,400	642,942
Redwood Trust, Inc. (REIT)	63,891	1,086,147
Resource Capital Corp. (REIT)	74,994	461,213
Retail Opportunity Investments Corp. (REIT)	43,869	609,779
RLJ Lodging Trust (REIT)	85,200	1,916,148
Rouse Properties, Inc. (REIT)	17,800	349,236
Ryman Hospitality Properties (REIT)	29,235	1,140,457
Sabra Health Care REIT, Inc. (REIT)	26,683	696,693
Saul Centers, Inc. (REIT)	5,200	231,192
Select Income REIT (REIT)	8,400	235,536
Silver Bay Realty Trust Corp. (REIT)	32,835	543,748
Sovran Self Storage, Inc. (REIT)	23,362	1,513,624
Spirit Realty Capital, Inc. (REIT)	37,477	664,092
STAG Industrial, Inc. (REIT)	25,300	504,735
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	1,084,553
Summit Hotel Properties, Inc. (REIT)	38,900	367,605
Sun Communities, Inc. (REIT)	24,928	1,240,417
Sunstone Hotel Investors, Inc. (REIT)*	112,521	1,359,254
Terreno Realty Corp. (REIT)	8,372	155,133
Two Harbors Investment Corp. (REIT)	22,117	226,699
UMH Properties, Inc. (REIT)	901	9,253
Universal Health Realty Income Trust (REIT)	11,050	476,587
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	292,243
Washington Real Estate Investment Trust (REIT)	48,017	1,292,137
Western Asset Mortgage Capital Corp. (REIT)	13,200	230,472
Whitestone REIT (REIT)	1,623	25,578
Winthrop Realty Trust (REIT)	20,800	250,224

		75,924,429

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	25,663	1,020,104
Altisource Residential Corp.*	3,517	58,699
AV Homes, Inc.*	6,941	123,064
Consolidated-Tomoka Land Co.	4,600	175,536
Forestar Group, Inc.*	31,321	$628,299
Kennedy-Wilson Holdings, Inc.	30,700	510,848
Tejon Ranch Co.*	7,802	222,279
Thomas Properties Group, Inc.	47,700	252,810

		2,991,639

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	70,553	760,561
Bank Mutual Corp.	1,352	7,625
BankFinancial Corp.	22,221	188,879
BBX Capital Corp., Class A*	361	4,661
Beneficial Mutual Bancorp, Inc.*	22,754	191,134
Berkshire Hills Bancorp, Inc.	22,894	635,537
BofI Holding, Inc.*	7,700	352,814
Brookline Bancorp, Inc.	60,777	527,544
Capitol Federal Financial, Inc.	88,981	1,080,229
Charter Financial Corp./Maryland	2,345	23,638
Clifton Savings Bancorp, Inc.	18,312	216,997
Dime Community Bancshares, Inc.	18,101	277,307
ESB Financial Corp.	10,936	132,654
ESSA Bancorp, Inc.	9,839	107,835
EverBank Financial Corp.	48,944	810,513
Farmer Mac, Class C	8,600	248,368
First Defiance Financial Corp.	361	8,141
First Financial Northwest, Inc.	1,623	16,733
Flagstar Bancorp, Inc.*	4,869	67,971
Fox Chase Bancorp, Inc.	360	6,120
Franklin Financial Corp./Virginia	14,800	266,548
Home Loan Servicing Solutions Ltd.	36,800	882,096
HomeStreet, Inc.	1,352	29,000
Kearny Financial Corp.*	23,916	250,879
Meridian Interstate Bancorp, Inc.*	270	5,084
MGIC Investment Corp.*	221,087	1,341,998
NASB Financial, Inc.*	91	2,381
Nationstar Mortgage Holdings, Inc.*	1,209	45,265
Northfield Bancorp, Inc./New Jersey	37,436	438,750
Northwest Bancshares, Inc.	68,410	924,219
OceanFirst Financial Corp.	10,800	167,940
Ocwen Financial Corp.*	6,801	280,337
Oritani Financial Corp.	44,350	695,408
PennyMac Financial Services, Inc., Class A*	1,984	42,200
Provident Financial Services, Inc.	55,316	872,886
Provident New York Bancorp	29,200	272,728
Radian Group, Inc.	120,000	1,394,400
Rockville Financial, Inc.	21,500	281,220
Roma Financial Corp.*	14,455	262,503
Territorial Bancorp, Inc.	10,395	235,031
Tree.com, Inc.	631	10,815
TrustCo Bank Corp./New York	70,354	382,726
United Financial Bancorp, Inc.	13,745	208,237
Walker & Dunlop, Inc.*	14,545	254,538
Waterstone Financial, Inc.*	541	5,497
WSFS Financial Corp.	5,800	303,862

		15,521,809

Total Financials		222,393,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.1%)
Biotechnology (3.4%)
ACADIA Pharmaceuticals, Inc.*	42,832	$777,401
Achillion Pharmaceuticals, Inc.*	63,080	515,994
Acorda Therapeutics, Inc.*	32,435	1,070,031
Aegerion Pharmaceuticals, Inc.*	19,235	1,218,345
Alkermes plc*	7,748	222,213
Alnylam Pharmaceuticals, Inc.*	38,781	1,202,599
AMAG Pharmaceuticals, Inc.*	16,400	364,900
Amicus Therapeutics, Inc.*	39,891	92,946
Anacor Pharmaceuticals, Inc.*	5,139	28,727
Arena Pharmaceuticals, Inc.*	140,334	1,080,572
ArQule, Inc.*	47,614	110,464
Array BioPharma, Inc.*	68,919	312,892
Astex Pharmaceuticals*	64,600	265,506
AVEO Pharmaceuticals, Inc.*	35,306	88,265
BioCryst Pharmaceuticals, Inc.*	2,238	3,469
Biotime, Inc.*	2,525	9,999
Cell Therapeutics, Inc.*	13,526	14,202
Celldex Therapeutics, Inc.*	56,278	878,500
Cepheid, Inc.*	47,449	1,633,195
Chelsea Therapeutics International Ltd.*	16,772	38,576
ChemoCentryx, Inc.*	10,515	148,682
Chimerix, Inc.*	631	15,295
Clovis Oncology, Inc.*	10,200	683,196
Codexis, Inc.*	3,640	8,044
Coronado Biosciences, Inc.*	4,869	41,873
Cubist Pharmaceuticals, Inc.*	3,970	191,751
Curis, Inc.*	52,889	168,716
Cytokinetics, Inc.*	16,390	189,632
Cytori Therapeutics, Inc.*	4,606	10,594
Dendreon Corp.*	109,600	451,552
Durata Therapeutics, Inc.*	811	5,839
Dyax Corp.*	62,244	215,364
Dynavax Technologies Corp.*	191,809	210,990
Emergent Biosolutions, Inc.*	13,500	194,670
Enanta Pharmaceuticals, Inc.*	450	7,969
Enzon Pharmaceuticals, Inc.	38,331	76,662
Epizyme, Inc.*	4,509	126,838
Exact Sciences Corp.*	38,300	532,753
Exelixis, Inc.*	128,986	585,596
Fibrocell Science, Inc.*	1,081	6,616
Galena Biopharma, Inc.*	19,748	43,841
Genomic Health, Inc.*	13,012	412,611
Geron Corp.*	73,625	110,437
GTx, Inc.*	38,300	252,780
Halozyme Therapeutics, Inc.*	55,035	436,978
Hyperion Therapeutics, Inc.*	992	21,824
Idenix Pharmaceuticals, Inc.*	64,357	232,329
ImmunoGen, Inc.*	55,068	913,578
Immunomedics, Inc.*	14,281	77,689
Infinity Pharmaceuticals, Inc.*	31,171	506,529
Insmed, Inc.*	5,861	70,098
Insys Therapeutics, Inc.*	631	8,733
Intercept Pharmaceuticals, Inc.*	2,463	110,441
InterMune, Inc.*	56,534	543,857
Ironwood Pharmaceuticals, Inc.*	53,500	532,325
Isis Pharmaceuticals, Inc.*	75,421	2,026,562
KaloBios Pharmaceuticals, Inc.*	451	2,553
Keryx Biopharmaceuticals, Inc.*	56,500	422,055
KYTHERA Biopharmaceuticals, Inc.*	2,292	$61,999
Lexicon Pharmaceuticals, Inc.*	121,679	264,043
Ligand Pharmaceuticals, Inc., Class B*	12,326	461,239
MannKind Corp.*	120,800	785,200
Maxygen, Inc.	4,023	9,977
MEI Pharma, Inc.*	1,081	7,708
Merrimack Pharmaceuticals, Inc.*	58,208	391,740
MiMedx Group, Inc.*	50,271	354,913
Momenta Pharmaceuticals, Inc.*	31,728	477,824
Nanosphere, Inc.*	12,534	38,479
Neurocrine Biosciences, Inc.*	47,900	640,902
NewLink Genetics Corp.*	13,900	274,108
Novavax, Inc.*	41,056	84,165
NPS Pharmaceuticals, Inc.*	63,922	965,222
OncoGenex Pharmaceutical, Inc.*	1,311	12,848
Oncothyreon, Inc.*	2,022	3,154
Opko Health, Inc.*	93,804	666,008
Orexigen Therapeutics, Inc.*	51,303	300,123
Osiris Therapeutics, Inc.*	6,177	62,202
OvaScience, Inc.*	361	4,957
PDL BioPharma, Inc.	104,627	807,720
Peregrine Pharmaceuticals, Inc.*	32,281	41,642
Pharmacyclics, Inc.*	3,441	273,456
Portola Pharmaceuticals, Inc.*	1,713	42,088
Progenics Pharmaceuticals, Inc.*	23,813	106,206
Prothena Corp. plc*	631	8,146
Puma Biotechnology, Inc.*	13,410	595,002
Raptor Pharmaceutical Corp.*	11,141	104,168
Receptos, Inc.*	631	12,551
Regulus Therapeutics, Inc.*	4,574	44,871
Repligen Corp.*	4,936	40,673
Rigel Pharmaceuticals, Inc.*	60,447	201,893
Sangamo BioSciences, Inc.*	34,000	265,540
Sarepta Therapeutics, Inc.*	19,478	741,138
Seattle Genetics, Inc.*	6,526	205,308
SIGA Technologies, Inc.*	27,111	76,995
Spectrum Pharmaceuticals, Inc.	43,065	321,265
Stemline Therapeutics, Inc.*	1,984	47,299
Sunesis Pharmaceuticals, Inc.*	10,481	54,606
Synageva BioPharma Corp.*	11,099	466,158
Synergy Pharmaceuticals, Inc.*	30,257	130,710
Synta Pharmaceuticals Corp.*	57,704	287,943
Targacept, Inc.*	17,274	73,760
Tesaro, Inc.*	8,303	271,840
Tetraphase Pharmaceuticals, Inc.*	361	2,538
TG Therapeutics, Inc.*	2,074	13,253
Theravance, Inc.*	4,226	162,828
Threshold Pharmaceuticals, Inc.*	35,153	184,905
Trius Therapeutics, Inc.*	16,447	133,550
Vanda Pharmaceuticals, Inc.*	28,855	233,148
Verastem, Inc.*	1,201	16,670
Vical, Inc.*	68,000	212,840
XOMA Corp.*	19,495	70,767
ZIOPHARM Oncology, Inc.*	66,523	139,698

		32,784,634

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	16,862	801,114
ABIOMED, Inc.*	28,350	611,226
Accuray, Inc.*	34,747	199,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Align Technology, Inc.*	51,176	$1,895,559
Alphatec Holdings, Inc.*	44,484	91,192
Analogic Corp.	8,616	627,503
AngioDynamics, Inc.*	16,200	182,736
Anika Therapeutics, Inc.*	1,172	19,924
Antares Pharma, Inc.*	111,198	462,584
ArthroCare Corp.*	21,600	745,848
AtriCure, Inc.*	811	7,704
Atrion Corp.	1,000	218,710
Biolase, Inc.*	4,509	16,142
Cantel Medical Corp.	15,450	523,291
Cardiovascular Systems, Inc.*	12,303	260,824
Cerus Corp.*	6,673	29,495
CONMED Corp.	25,287	789,966
CryoLife, Inc.	35,668	223,282
Cutera, Inc.*	1,082	9,522
Cyberonics, Inc.*	19,634	1,020,183
Cynosure, Inc., Class A*	12,815	332,930
Derma Sciences, Inc.*	541	7,222
DexCom, Inc.*	47,108	1,057,575
Endologix, Inc.*	36,100	479,408
Exactech, Inc.*	660	13,035
GenMark Diagnostics, Inc.*	8,025	82,978
Globus Medical, Inc., Class A*	33,101	558,083
Greatbatch, Inc.*	21,718	712,133
Haemonetics Corp.*	39,508	1,633,656
Hansen Medical, Inc.*	440	634
HeartWare International, Inc.*	10,200	970,122
ICU Medical, Inc.*	9,545	687,813
Insulet Corp.*	36,278	1,139,492
Integra LifeSciences Holdings Corp.*	15,144	554,725
Invacare Corp.	28,116	403,746
MAKO Surgical Corp.*	25,700	309,685
Masimo Corp.	43,438	920,886
Medical Action Industries, Inc.*	1,712	13,182
Meridian Bioscience, Inc.	36,277	779,955
Merit Medical Systems, Inc.*	28,107	313,393
Natus Medical, Inc.*	20,100	274,365
Navidea Biopharmaceuticals, Inc.*	65,436	174,714
Neogen Corp.*	15,978	887,738
NuVasive, Inc.*	33,609	833,167
NxStage Medical, Inc.*	50,834	725,909
OraSure Technologies, Inc.*	41,996	162,944
Orthofix International N.V.*	15,053	404,926
PhotoMedex, Inc.*	2,752	43,867
Quidel Corp.*	19,500	497,835
Rochester Medical Corp.*	361	5,317
Rockwell Medical, Inc.*	10,910	39,385
RTI Biologics, Inc.*	42,249	158,856
Solta Medical, Inc.*	6,828	15,568
Spectranetics Corp.*	24,400	455,792
STAAR Surgical Co.*	20,900	212,135
STERIS Corp.	40,170	1,722,490
SurModics, Inc.*	13,221	264,552
Symmetry Medical, Inc.*	31,916	268,733
TearLab Corp.*	10,551	112,052
Thoratec Corp.*	34,987	1,095,443
Tornier N.V.*	16,558	289,765
Unilife Corp.*	45,012	142,688
Utah Medical Products, Inc.	91	$4,941
Vascular Solutions, Inc.*	20,768	305,497
Volcano Corp.*	42,624	772,773
West Pharmaceutical Services, Inc.	24,264	1,704,789
Wright Medical Group, Inc.*	31,559	827,161
Zeltiq Aesthetics, Inc.*	1,263	8,070

		32,118,378

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	23,253	768,977
Accretive Health, Inc.*	40,100	433,481
Addus HomeCare Corp.*	2,434	48,047
Air Methods Corp.	27,000	914,760
Alliance HealthCare Services, Inc.*	631	9,869
Almost Family, Inc.	5,850	111,150
Amedisys, Inc.*	15,634	181,667
AMN Healthcare Services, Inc.*	31,600	452,512
Amsurg Corp.*	25,262	886,696
Assisted Living Concepts, Inc., Class A*	3,582	42,841
Bio-Reference Labs, Inc.*	21,430	616,112
BioScrip, Inc.*	38,300	631,950
Capital Senior Living Corp.*	23,100	552,090
Centene Corp.*	39,183	2,055,540
Chemed Corp.	15,290	1,107,455
Chindex International, Inc.*	14,396	233,503
Corvel Corp.*	8,200	240,014
Cross Country Healthcare, Inc.*	25,167	129,862
Emeritus Corp.*	26,412	612,230
Ensign Group, Inc.	10,800	380,376
ExamWorks Group, Inc.*	19,900	422,477
Five Star Quality Care, Inc.*	8,790	49,312
Gentiva Health Services, Inc.*	24,241	241,440
Hanger, Inc.*	28,309	895,414
HealthSouth Corp.*	60,102	1,730,938
Healthways, Inc.*	32,147	558,715
IPC The Hospitalist Co., Inc.*	14,984	769,578
Kindred Healthcare, Inc.*	46,069	604,886
Landauer, Inc.	8,626	416,722
LHC Group, Inc.*	9,143	179,020
Magellan Health Services, Inc.*	18,778	1,053,070
Molina Healthcare, Inc.*	20,610	766,280
MWI Veterinary Supply, Inc.*	9,592	1,182,118
National Healthcare Corp.	7,200	344,160
National Research Corp., Class A*	7,518	135,324
National Research Corp., Class B	97	3,389
Owens & Minor, Inc.#	48,400	1,637,372
PharMerica Corp.*	24,781	343,465
Providence Service Corp.*	7,286	211,950
Select Medical Holdings Corp.	24,103	197,645
Skilled Healthcare Group, Inc., Class A*	24,512	163,740
Team Health Holdings, Inc.*	43,856	1,801,166
Triple-S Management Corp., Class B*	13,836	297,059
U.S. Physical Therapy, Inc.	8,807	243,425
Universal American Corp.	18,653	165,825
USMD Holdings, Inc.*	180	5,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Health Systems, Inc.*	21,587	$447,714
WellCare Health Plans, Inc.*	31,984	1,776,711

		27,053,373

Health Care Technology (0.8%)
athenahealth, Inc.*	25,081	2,124,862
Computer Programs & Systems, Inc.	7,602	373,562
Greenway Medical Technologies*	15,212	187,716
HealthStream, Inc.*	13,000	329,160
HMS Holdings Corp.*	61,029	1,421,976
MedAssets, Inc.*	36,682	650,739
Medidata Solutions, Inc.*	17,764	1,375,822
Merge Healthcare, Inc.*	36,960	133,056
Omnicell, Inc.*	28,055	576,530
Quality Systems, Inc.	30,276	566,464
Vocera Communications, Inc.*	9,904	145,589

		7,885,476

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	1,082	8,786
Affymetrix, Inc.*	45,471	201,891
Albany Molecular Research, Inc.*	4,328	51,374
Cambrex Corp.*	19,500	272,415
Fluidigm Corp.*	14,900	260,154
Furiex Pharmaceuticals, Inc.*	1,502	51,173
Harvard Bioscience, Inc.*	992	4,692
Luminex Corp.*	27,419	565,106
NeoGenomics, Inc.*	1,443	5,743
Pacific Biosciences of California, Inc.*	23,664	59,633
PAREXEL International Corp.*	43,537	2,000,090
Sequenom, Inc.*	75,149	316,377

		3,797,434

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.*	7,935	73,557
Acura Pharmaceuticals, Inc.*	5,134	9,652
Akorn, Inc.*	43,400	586,768
Alimera Sciences, Inc.*	1,533	7,481
Ampio Pharmaceuticals, Inc.*	7,124	41,105
Auxilium Pharmaceuticals, Inc.*	38,257	636,214
AVANIR Pharmaceuticals, Inc., Class A*	94,293	433,748
BioDelivery Sciences International, Inc.*	2,434	9,882
Cadence Pharmaceuticals, Inc.*	41,800	285,076
Cempra, Inc.*	2,434	19,058
Corcept Therapeutics, Inc.*	57,903	100,172
Cornerstone Therapeutics, Inc.*	1,713	13,704
Depomed, Inc.*	33,739	189,276
Endocyte, Inc.*	20,500	269,165
Forest Laboratories, Inc. (Contingent Value Shares)*†(b)	10,000	—
Hi-Tech Pharmacal Co., Inc.	8,100	268,920
Horizon Pharma, Inc.*	2,795	6,876
Impax Laboratories, Inc.*	56,466	1,126,497
Jazz Pharmaceuticals plc*	2,632	180,897
Lannett Co., Inc.*	30,257	360,361
Medicines Co.*	41,787	1,285,368
Nektar Therapeutics*	80,386	928,458
Omeros Corp.*	3,156	15,906
Omthera Pharmaceuticals, Inc.*	4,945	$65,769
Optimer Pharmaceuticals, Inc.*	34,056	492,790
Pacira Pharmaceuticals, Inc.*	15,900	461,100
Pain Therapeutics, Inc.*	4,108	9,079
Pernix Therapeutics Holdings*	1,382	4,989
Pozen, Inc.*	23,391	117,189
Questcor Pharmaceuticals, Inc.	38,400	1,745,664
Repros Therapeutics, Inc.*	9,512	175,496
Sagent Pharmaceuticals, Inc.*	5,072	106,411
Santarus, Inc.*	39,000	820,950
Sciclone Pharmaceuticals, Inc.*	31,875	158,100
Sucampo Pharmaceuticals, Inc., Class A*	2,963	19,497
Supernus Pharmaceuticals, Inc.*	8,763	56,346
TherapeuticsMD, Inc.*	1,713	5,190
ViroPharma, Inc.*	51,333	1,470,690
Vivus, Inc.*	73,827	928,744
XenoPort, Inc.*	18,342	90,793
Zogenix, Inc.*	5,049	8,634

		13,585,572

Total Health Care		117,224,867

Industrials (14.1%)
Aerospace & Defense (1.5%)
AAR Corp.	33,512	736,594
Aerovironment, Inc.*	8,097	163,397
American Science & Engineering, Inc.	7,277	407,512
Astronics Corp.*	6,300	257,481
Cubic Corp.	12,186	586,147
Curtiss-Wright Corp.	33,617	1,245,846
DigitalGlobe, Inc.*	49,197	1,525,599
Engility Holdings, Inc.*	10,155	288,605
Esterline Technologies Corp.*	22,687	1,640,043
GenCorp, Inc.*	41,500	674,790
HEICO Corp.	38,218	1,925,041
Hexcel Corp.*	6,882	234,332
KEYW Holding Corp.*	19,245	254,996
Moog, Inc., Class A*	31,253	1,610,467
National Presto Industries, Inc.	2,500	180,075
Orbital Sciences Corp.*	52,887	918,647
Taser International, Inc.*	34,200	291,384
Teledyne Technologies, Inc.*	27,354	2,115,832

		15,056,788

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	32,100	212,181
Atlas Air Worldwide Holdings, Inc.*	20,727	907,014
Echo Global Logistics, Inc.*	4,100	79,909
Forward Air Corp.	26,940	1,031,263
Hub Group, Inc., Class A*	26,833	977,258
Pacer International, Inc.*	17,820	112,444
Park-Ohio Holdings Corp.*	360	11,873
UTi Worldwide, Inc.	54,298	894,288

		4,226,230

Airlines (0.7%)
Alaska Air Group, Inc.*	4,498	233,896
Allegiant Travel Co.	12,677	1,343,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Holdings, Inc.*	5,500	$33,605
JetBlue Airways Corp.*	195,689	1,232,841
Republic Airways Holdings, Inc.*	33,600	380,688
SkyWest, Inc.	34,815	471,395
Spirit Airlines, Inc.*	39,699	1,261,237
U.S. Airways Group, Inc.*	123,786	2,032,566

		6,989,863

Building Products (0.7%)
A.O. Smith Corp.	5,551	201,390
AAON, Inc.	12,800	423,424
American Woodmark Corp.*	2,435	84,494
Apogee Enterprises, Inc.	21,400	513,600
Builders FirstSource, Inc.*	37,300	223,054
Gibraltar Industries, Inc.*	20,100	292,656
Griffon Corp.	51,143	575,359
NCI Building Systems, Inc.*	4,599	70,319
Nortek, Inc.*	5,500	354,365
Ply Gem Holdings, Inc.*	4,418	88,625
Quanex Building Products Corp.	33,467	563,584
Simpson Manufacturing Co., Inc.	34,619	1,018,491
Trex Co., Inc.*	11,800	560,382
Universal Forest Products, Inc.	15,654	624,908
USG Corp.*	52,400	1,207,820

		6,802,471

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	40,632	995,890
ACCO Brands Corp.*	78,886	501,715
Brink’s Co.	38,400	979,584
Consolidated Graphics, Inc.*	360	16,924
Deluxe Corp.	36,561	1,266,839
EnerNOC, Inc.*	18,000	238,680
Ennis, Inc.	21,456	370,974
G&K Services, Inc., Class A	17,482	832,143
Healthcare Services Group, Inc.	47,369	1,161,488
Herman Miller, Inc.	41,791	1,131,282
HNI Corp.	31,469	1,135,087
InnerWorkings, Inc.*	17,600	190,960
Interface, Inc.	40,298	683,857
Kimball International, Inc., Class B	21,200	205,852
Knoll, Inc.	39,158	556,435
McGrath RentCorp	19,645	671,073
Metalico, Inc.*	927	1,112
Mine Safety Appliances Co.	19,907	926,671
Mobile Mini, Inc.*	32,795	1,087,154
Multi-Color Corp.	9,300	282,162
NL Industries, Inc.	10,727	121,215
Performant Financial Corp.*	3,156	36,578
Quad/Graphics, Inc.	18,000	433,800
Schawk, Inc.	16,000	210,080
Standard Parking Corp.*	8,510	182,625
Steelcase, Inc., Class A	66,472	969,162
Swisher Hygiene, Inc.*	58,400	50,218
Team, Inc.*	14,800	560,180
Tetra Tech, Inc.#*	45,537	1,070,575
TMS International Corp., Class A	15,500	229,865
U.S. Ecology, Inc.	12,300	337,512
UniFirst Corp.	12,705	1,159,331
United Stationers, Inc.	33,772	1,133,051
Viad Corp.	16,724	410,073
West Corp.	12,959	$286,912

		20,427,059

Construction & Engineering (0.8%)
Aegion Corp.*	34,662	780,242
Argan, Inc.	9,230	143,988
Comfort Systems USA, Inc.	32,243	481,066
Dycom Industries, Inc.*	25,516	590,440
EMCOR Group, Inc.	46,999	1,910,509
Granite Construction, Inc.	29,073	865,212
Great Lakes Dredge & Dock Corp.	42,200	330,004
Layne Christensen Co.*	14,293	278,856
MasTec, Inc.*	38,062	1,252,240
MYR Group, Inc.*	12,000	233,400
Primoris Services Corp.	21,700	427,924
Tutor Perini Corp.*	23,995	434,070

		7,727,951

Electrical Equipment (1.6%)
Acuity Brands, Inc.	30,402	2,295,959
American Superconductor Corp.*	17,975	47,454
AZZ, Inc.	20,986	809,220
Belden, Inc.	33,935	1,694,375
Brady Corp., Class A	37,141	1,141,343
Capstone Turbine Corp.*	83,200	97,344
Encore Wire Corp.	17,428	594,295
EnerSys, Inc.	37,539	1,840,913
Franklin Electric Co., Inc.	33,552	1,129,025
FuelCell Energy, Inc.*	11,660	14,808
Generac Holdings, Inc.	33,269	1,231,286
General Cable Corp.	30,364	933,693
Global Power Equipment Group, Inc.	8,600	138,632
GrafTech International Ltd.*	71,326	519,253
II-VI, Inc.*	42,786	695,700
LSI Industries, Inc.	4,218	34,124
Polypore International, Inc.*	27,908	1,124,692
Powell Industries, Inc.*	5,300	273,745
Thermon Group Holdings, Inc.*	16,966	346,106
Vicor Corp.*	14,000	95,900

		15,057,867

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	852,212

Machinery (3.2%)
Accuride Corp.*	14,900	75,394
Actuant Corp., Class A	52,613	1,734,651
Alamo Group, Inc.	5,900	240,838
Albany International Corp., Class A	19,665	648,552
Altra Holdings, Inc.	22,700	621,526
American Railcar Industries, Inc.	4,727	158,402
Ampco-Pittsburgh Corp.	1,180	22,149
Astec Industries, Inc.	15,843	543,256
Barnes Group, Inc.	45,506	1,364,725
Blount International, Inc.*	35,433	418,818
Briggs & Stratton Corp.	33,744	668,131
Chart Industries, Inc.*	21,421	2,015,502
CIRCOR International, Inc.	15,109	768,444
CLARCOR, Inc.	35,374	1,846,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Vehicle Group, Inc.*	12,500	$93,250
Douglas Dynamics, Inc.	200	2,596
Energy Recovery, Inc.*	19,455	80,349
EnPro Industries, Inc.*	17,254	875,813
ESCO Technologies, Inc.	24,852	804,708
ExOne Co.*	5,140	317,241
Federal Signal Corp.*	44,600	390,250
Flow International Corp.*	8,296	30,612
Gorman-Rupp Co.	13,470	428,885
Greenbrier Cos., Inc.*	16,300	397,231
Hyster-Yale Materials Handling, Inc.	7,622	478,585
John Bean Technologies Corp.	25,631	538,507
Kadant, Inc.	6,600	199,122
Kaydon Corp.	23,554	648,913
L.B. Foster Co., Class A	6,100	263,337
Lindsay Corp.	11,575	867,893
Meritor, Inc.*	77,735	548,032
Met-Pro Corp.	7,296	98,058
Middleby Corp.*	12,998	2,210,830
Mueller Industries, Inc.	18,555	935,729
Mueller Water Products, Inc., Class A	141,493	977,717
PMFG, Inc.*	8,900	61,588
Proto Labs, Inc.*	10,460	679,586
RBC Bearings, Inc.*	17,000	883,150
Rexnord Corp.*	20,500	345,425
Standex International Corp.	9,079	478,917
Sun Hydraulics Corp.	15,750	492,660
Tennant Co.	15,831	764,162
Titan International, Inc.	37,100	625,877
Trimas Corp.*	26,105	973,194
Wabash National Corp.*	47,300	481,514
Watts Water Technologies, Inc., Class A	21,259	963,883
Woodward, Inc.	49,933	1,997,320

		31,062,199

Marine (0.1%)
International Shipholding Corp.	4,469	104,262
Matson, Inc.	25,389	634,725

		738,987

Professional Services (1.3%)
Acacia Research Corp.	35,341	789,871
Advisory Board Co.*	23,284	1,272,471
Barrett Business Services, Inc.	4,800	250,608
CDI Corp.	300	4,248
Corporate Executive Board Co.	25,204	1,593,397
Exponent, Inc.	12,223	722,501
FTI Consulting, Inc.*	30,900	1,016,301
GP Strategies Corp.*	731	17,412
Huron Consulting Group, Inc.*	18,750	867,000
ICF International, Inc.*	13,700	431,687
Insperity, Inc.	17,787	538,946
Kelly Services, Inc., Class A	14,134	246,921
Kforce, Inc.	22,900	334,340
Korn/Ferry International*	37,552	703,724
Mistras Group, Inc.*	7,655	134,575
Navigant Consulting, Inc.*	42,332	507,984
On Assignment, Inc.*	27,100	724,112
Pendrell Corp.*	90,300	236,586
Resources Connection, Inc.	41,095	$476,702
RPX Corp.*	19,935	334,908
TrueBlue, Inc.*	35,615	749,696
VSE Corp.	2,625	107,809
WageWorks, Inc.*	15,706	541,072

		12,602,871

Road & Rail (0.6%)
Amerco, Inc.	680	110,092
Arkansas Best Corp.	16,349	375,209
Avis Budget Group, Inc.*	6,852	196,995
Celadon Group, Inc.	5,403	98,605
Genesee & Wyoming, Inc., Class A*	2,788	236,534
Heartland Express, Inc.	48,655	674,845
Knight Transportation, Inc.	54,150	910,803
Marten Transport Ltd.	10,350	162,184
Old Dominion Freight Line, Inc.*	5,718	237,983
Patriot Transportation Holding, Inc.*	500	15,020
Roadrunner Transportation Systems, Inc.*	11,339	315,678
Saia, Inc.*	13,800	413,586
Swift Transportation Co.*	58,200	962,628
Universal Truckload Services, Inc.*	451	10,874
Werner Enterprises, Inc.	35,366	854,796

		5,575,832

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	45,137	721,741
Applied Industrial Technologies, Inc.	30,888	1,492,817
Beacon Roofing Supply, Inc.*	32,276	1,222,615
CAI International, Inc.*	14,170	333,987
DXP Enterprises, Inc.*	6,100	406,260
Edgen Group, Inc.*	700	4,466
H&E Equipment Services, Inc.	21,000	442,470
Kaman Corp.	23,992	829,163
Rush Enterprises, Inc., Class A*	32,200	796,950
TAL International Group, Inc.*	20,800	906,256
Textainer Group Holdings Ltd.	13,791	530,126
Watsco, Inc.	19,987	1,678,109

		9,364,960

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	26,396	490,174

Total Industrials		136,975,464

Information Technology (17.0%)
Communications Equipment (2.0%)
ADTRAN, Inc.	49,306	1,213,421
Anaren, Inc.*	10,000	229,400
ARRIS Group, Inc.*	89,803	1,288,673
Aruba Networks, Inc.*	79,616	1,222,902
Aviat Networks, Inc.*	36,637	95,989
Bel Fuse, Inc., Class B	1,250	16,812
Black Box Corp.	14,543	368,229
CalAmp Corp.*	21,371	312,017
Calix, Inc.*	20,300	205,030
Ciena Corp.*	70,600	1,371,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.	17,043	$458,286
Digi International, Inc.*	17,800	166,786
Emulex Corp.*	79,657	519,364
Extreme Networks, Inc.*	57,500	198,375
Finisar Corp.*	66,800	1,132,260
Globecomm Systems, Inc.*	13,550	171,272
Harmonic, Inc.*	86,459	549,015
Infinera Corp.*	86,261	920,405
InterDigital, Inc.	28,425	1,269,176
Ixia*	37,065	681,996
NETGEAR, Inc.*	31,829	972,058
Oclaro, Inc.*	2,565	3,027
Oplink Communications, Inc.*	13,500	234,495
Plantronics, Inc.	31,259	1,372,895
Procera Networks, Inc.*	13,500	185,355
Ruckus Wireless, Inc.*	26,601	340,759
ShoreTel, Inc.*	31,600	127,348
Sonus Networks, Inc.*	163,241	491,355
Sycamore Networks, Inc.	16,421	8,210
Tellabs, Inc.	260,700	516,186
Ubiquiti Networks, Inc.	16,600	291,164
ViaSat, Inc.*	27,140	1,939,424

		18,872,736

Computers & Peripherals (0.5%)
3D Systems Corp.*	4,455	195,575
Avid Technology, Inc.*	22,731	133,658
Cray, Inc.*	25,400	498,856
Electronics for Imaging, Inc.*	33,652	952,015
Fusion-io, Inc.*	46,439	661,291
Intermec, Inc.*	42,700	419,741
OCZ Technology Group, Inc.*	1,601	2,322
QLogic Corp.*	69,400	663,464
Quantum Corp.*	166,581	228,216
Silicon Graphics International Corp.*	20,100	268,938
STEC, Inc.*	23,899	160,601
Super Micro Computer, Inc.*	15,100	160,664
Synaptics, Inc.*	23,437	903,731

		5,249,072

Electronic Equipment, Instruments & Components (2.5%)
Aeroflex Holding Corp.*	200	1,578
Anixter International, Inc.*	21,958	1,664,636
Audience, Inc.*	7,900	104,359
Badger Meter, Inc.	13,430	598,306
Benchmark Electronics, Inc.*	48,348	971,795
Checkpoint Systems, Inc.*	32,811	465,588
Cognex Corp.	29,803	1,347,692
Coherent, Inc.	16,952	933,547
CTS Corp.	22,600	308,264
Daktronics, Inc.	21,400	219,564
DTS, Inc.*	15,195	312,713
Electro Scientific Industries, Inc.	21,300	229,188
Fabrinet*	6,500	91,000
FARO Technologies, Inc.*	16,067	543,386
FEI Co.	28,173	2,056,347
GSI Group, Inc.*	16,700	134,268
Insight Enterprises, Inc.*	31,443	557,799
InvenSense, Inc.*	34,627	532,563
Itron, Inc.*	24,154	1,024,854
Kemet Corp.*	30,600	$125,766
Littelfuse, Inc.	15,249	1,137,728
Maxwell Technologies, Inc.*	17,200	122,980
Measurement Specialties, Inc.*	11,100	516,483
Mercury Systems, Inc.*	15,100	139,222
Methode Electronics, Inc.	26,500	450,765
MTS Systems Corp.	15,602	883,073
Multi-Fineline Electronix, Inc.*	8,200	121,442
Newport Corp.*	27,187	378,715
OSI Systems, Inc.*	15,768	1,015,775
Park Electrochemical Corp.	15,472	371,483
PC Connection, Inc.	19,996	308,938
Plexus Corp.*	28,175	842,151
Power-One, Inc.*	41,850	264,492
RadiSys Corp.*	21,342	102,655
RealD, Inc.*	28,500	396,150
Rofin-Sinar Technologies, Inc.*	24,925	621,629
Rogers Corp.*	13,684	647,527
Sanmina Corp.*	63,800	915,530
ScanSource, Inc.*	23,039	737,248
SYNNEX Corp.*	15,862	670,645
TTM Technologies, Inc.*	38,162	320,561
Universal Display Corp.*	26,560	746,602
Viasystems Group, Inc.*	12,346	142,349
Zygo Corp.*	12,100	191,301

		24,268,657

Internet Software & Services (2.8%)
Active Network, Inc.*	24,100	182,437
Angie’s List, Inc.*	25,300	671,715
Bankrate, Inc.*	32,929	472,860
Bazaarvoice, Inc.*	29,514	278,022
Blucora, Inc.*	26,800	496,872
Brightcove, Inc.*	11,600	101,616
comScore, Inc.*	23,363	569,824
Constant Contact, Inc.*	16,146	259,466
Cornerstone OnDemand, Inc.*	26,974	1,167,704
CoStar Group, Inc.*	19,836	2,560,233
Dealertrack Technologies, Inc.*	37,064	1,313,178
Demand Media, Inc.*	11,500	69,000
Demandware, Inc.*	10,036	425,627
Dice Holdings, Inc.*	33,400	307,614
Digital River, Inc.*	35,331	663,163
EarthLink, Inc.	103,433	642,319
Envestnet, Inc.*	16,000	393,600
ExactTarget, Inc.*	26,150	881,778
Internap Network Services Corp.*	37,300	308,471
IntraLinks Holdings, Inc.*	21,300	154,638
j2 Global, Inc.	33,278	1,414,648
Keynote Systems, Inc.	8,600	169,936
Limelight Networks, Inc.*	115,600	260,100
Liquidity Services, Inc.*	16,800	582,456
LivePerson, Inc.*	34,100	305,365
LogMeIn, Inc.*	15,500	379,130
Millennial Media, Inc.*	3,700	32,227
Monster Worldwide, Inc.*	86,300	423,733
Move, Inc.*	29,550	378,831
NIC, Inc.	46,855	774,513
OpenTable, Inc.*	17,300	1,106,335
Perficient, Inc.*	21,700	289,478
QuinStreet, Inc.*	18,700	161,381
RealNetworks, Inc.*	19,625	148,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Responsys, Inc.*	23,711	$339,304
SciQuest, Inc.*	9,700	242,985
Shutterstock, Inc.*	1,352	75,415
SPS Commerce, Inc.*	7,900	434,500
Stamps.com, Inc.*	7,300	287,547
Synacor, Inc.*	1,344	4,166
Travelzoo, Inc.*	10,700	291,682
Trulia, Inc.*	14,608	454,163
United Online, Inc.	72,273	547,829
Unwired Planet, Inc.*	75,141	146,525
ValueClick, Inc.*	52,124	1,286,420
VistaPrint N.V.*	26,300	1,298,431
Vocus, Inc.*	8,500	89,420
Web.com Group, Inc.*	27,673	708,429
WebMD Health Corp.*	24,894	731,137
Yelp, Inc.*	18,823	654,476
Zillow, Inc., Class A*	13,078	736,291

		26,675,355

IT Services (2.0%)
Acxiom Corp.*	51,296	1,163,393
Blackhawk Network Holdings, Inc.*	1,893	43,918
CACI International, Inc., Class A*	18,659	1,184,660
Cardtronics, Inc.*	31,600	872,160
Cass Information Systems, Inc.	7,381	340,264
CIBER, Inc.*	43,100	143,954
Computer Task Group, Inc.	100	2,297
Convergys Corp.	77,200	1,345,596
CSG Systems International, Inc.*	33,465	726,191
EPAM Systems, Inc.*	14,132	384,108
Euronet Worldwide, Inc.*	34,678	1,104,841
EVERTEC, Inc.*	17,911	393,505
ExlService Holdings, Inc.*	21,540	636,722
Forrester Research, Inc.	11,280	413,863
Global Cash Access Holdings, Inc.*	40,400	252,904
Hackett Group, Inc.	9,519	49,404
Heartland Payment Systems, Inc.	27,137	1,010,853
Higher One Holdings, Inc.*	21,100	245,604
iGATE Corp.*	19,000	311,980
Lionbridge Technologies, Inc.*	43,800	127,020
ManTech International Corp., Class A	18,541	484,291
MAXIMUS, Inc.	25,884	1,927,840
MoneyGram International, Inc.*	7,775	176,104
Sapient Corp.*	83,569	1,091,411
ServiceSource International, Inc.*	38,736	361,020
Sykes Enterprises, Inc.*	35,099	553,160
Syntel, Inc.	12,582	791,030
TeleTech Holdings, Inc.*	18,625	436,384
Unisys Corp.*	34,464	760,620
Virtusa Corp.*	13,800	305,808
WEX, Inc.*	28,302	2,170,763

		19,811,668

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Energy Industries, Inc.*	26,403	459,676
Amkor Technology, Inc.*	50,109	210,959
ANADIGICS, Inc.*	42,200	92,840
Applied Micro Circuits Corp.*	44,200	$388,960
ATMI, Inc.*	29,870	706,425
Axcelis Technologies, Inc.*	68,400	124,488
Brooks Automation, Inc.	59,550	579,422
Cabot Microelectronics Corp.*	16,920	558,529
Cavium, Inc.*	35,400	1,252,098
CEVA, Inc.*	15,200	294,272
Cirrus Logic, Inc.*	45,967	797,987
Cypress Semiconductor Corp.*	88,782	952,631
Diodes, Inc.*	29,708	771,517
Entegris, Inc.*	100,746	946,005
Entropic Communications, Inc.*	54,745	233,761
Exar Corp.*	25,932	279,288
First Solar, Inc.*	3,815	170,645
FormFactor, Inc.*	38,095	257,141
GT Advanced Technologies, Inc.*	58,000	240,700
Hittite Microwave Corp.*	21,915	1,271,070
Inphi Corp.*	16,100	177,100
Integrated Device Technology, Inc.*	92,937	737,920
Intermolecular, Inc.*	30,700	223,189
International Rectifier Corp.*	49,300	1,032,342
Intersil Corp., Class A	90,700	709,274
IXYS Corp.	20,400	225,624
Lattice Semiconductor Corp.*	96,400	488,748
LTX-Credence Corp.*	32,300	193,477
MA-COM Technology Solutions Holdings, Inc.*	12,500	182,500
MaxLinear, Inc., Class A*	13,600	95,200
Micrel, Inc.	40,675	401,869
Microsemi Corp.*	61,627	1,402,014
MKS Instruments, Inc.	42,872	1,137,823
Monolithic Power Systems, Inc.	31,496	759,369
Nanometrics, Inc.*	12,500	183,375
NVE Corp.*	3,343	156,519
OmniVision Technologies, Inc.*	41,618	776,176
PDF Solutions, Inc.*	15,253	281,113
Pericom Semiconductor Corp.*	20,000	142,400
Photronics, Inc.*	35,600	286,936
PMC-Sierra, Inc.*	120,594	765,772
Power Integrations, Inc.	24,124	978,469
Rambus, Inc.*	72,100	619,339
RF Micro Devices, Inc.*	212,846	1,138,726
Rubicon Technology, Inc.*	3,400	27,234
Rudolph Technologies, Inc.*	19,600	219,520
Semtech Corp.*	46,296	1,621,749
Sigma Designs, Inc.*	18,759	94,733
Silicon Image, Inc.*	54,700	319,995
Spansion, Inc., Class A*	36,900	461,988
STR Holdings, Inc.*	1,722	3,909
SunEdison, Inc.*	164,300	1,342,331
SunPower Corp.*	27,500	569,250
Tessera Technologies, Inc.	43,710	909,168
TriQuint Semiconductor, Inc.*	125,665	870,858
Ultratech, Inc.*	17,324	636,137
Veeco Instruments, Inc.*	30,694	1,087,181
Volterra Semiconductor Corp.*	17,383	245,448

		32,093,189

Software (3.9%)
Accelrys, Inc.*	31,958	268,447
ACI Worldwide, Inc.*	31,072	1,444,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Actuate Corp.*	30,103	$199,884
Advent Software, Inc.*	27,014	947,111
American Software, Inc., Class A	5,190	45,101
Aspen Technology, Inc.*	66,700	1,920,293
AVG Technologies N.V.*	15,218	295,990
Blackbaud, Inc.	32,187	1,048,331
Bottomline Technologies (de), Inc.*	23,491	594,087
BroadSoft, Inc.*	16,600	458,160
CommVault Systems, Inc.*	32,214	2,444,721
Comverse, Inc.*	15,600	464,256
Ebix, Inc.	18,849	174,542
Ellie Mae, Inc.*	15,400	355,432
EPIQ Systems, Inc.	22,400	301,728
Fair Isaac Corp.	25,627	1,174,486
FalconStor Software, Inc.*	4,030	5,521
FleetMatics Group plc*	10,009	332,599
Guidewire Software, Inc.*	26,966	1,133,920
Imperva, Inc.*	13,052	587,862
Infoblox, Inc.*	30,569	894,449
Interactive Intelligence Group, Inc.*	10,000	516,000
Jive Software, Inc.*	23,936	434,917
Manhattan Associates, Inc.*	14,850	1,145,826
Mentor Graphics Corp.	69,118	1,351,257
MicroStrategy, Inc., Class A*	6,309	548,631
Monotype Imaging Holdings, Inc.	26,300	668,283
NetScout Systems, Inc.*	27,454	640,776
Pegasystems, Inc.	10,425	345,276
Progress Software Corp.*	44,177	1,016,513
Proofpoint, Inc.*	11,300	273,799
PROS Holdings, Inc.*	14,900	446,255
PTC, Inc.*	92,645	2,272,582
QLIK Technologies, Inc.*	60,800	1,718,816
Qualys, Inc.*	1,600	25,792
RealPage, Inc.*	30,595	561,112
Silver Spring Networks, Inc.*	1,352	33,719
Sourcefire, Inc.*	20,346	1,130,220
SS&C Technologies Holdings, Inc.*	37,987	1,249,772
Synchronoss Technologies, Inc.*	16,634	513,492
Take-Two Interactive Software, Inc.*	53,356	798,739
Tangoe, Inc.*	18,000	277,740
TiVo, Inc.*	92,067	1,017,340
Tyler Technologies, Inc.*	23,277	1,595,638
Ultimate Software Group, Inc.*	18,170	2,131,159
VASCO Data Security International, Inc.*	18,300	152,073
Verint Systems, Inc.*	35,751	1,268,088
VirnetX Holding Corp.*	28,000	559,720

		37,784,682

Total Information Technology		164,755,359

Materials (4.9%)
Chemicals (2.2%)
A. Schulman, Inc.	21,143	567,055
American Vanguard Corp.	16,000	374,880
Axiall Corp.	50,000	2,129,000
Balchem Corp.	24,885	1,113,604
Calgon Carbon Corp.*	35,038	584,434
Chemtura Corp.*	70,700	$1,435,210
Ferro Corp.*	52,173	362,602
Flotek Industries, Inc.*	36,700	658,398
FutureFuel Corp.	17,491	247,848
H.B. Fuller Co.	35,259	1,333,143
Hawkins, Inc.	6,300	248,157
Innophos Holdings, Inc.	14,913	703,446
Innospec, Inc.	17,400	699,132
Intrepid Potash, Inc.	33,166	631,812
Koppers Holdings, Inc.	16,713	638,102
Kraton Performance Polymers, Inc.*	23,400	496,080
LSB Industries, Inc.*	14,100	428,781
Minerals Technologies, Inc.	25,850	1,068,639
Olin Corp.	57,903	1,385,040
OM Group, Inc.*	21,487	664,378
OMNOVA Solutions, Inc.*	26,500	212,265
PolyOne Corp.	73,100	1,811,418
Quaker Chemical Corp.	9,100	564,291
Sensient Technologies Corp.	35,525	1,437,697
Stepan Co.	12,488	694,458
Tredegar Corp.	17,129	440,215
Zep, Inc.	13,300	210,539
Zoltek Cos., Inc.*	16,500	213,015

		21,353,639

Construction Materials (0.2%)
Eagle Materials, Inc.	2,908	192,713
Headwaters, Inc.*	45,700	403,988
Texas Industries, Inc.*	15,726	1,024,392
United States Lime & Minerals, Inc.*	4,700	245,575

		1,866,668

Containers & Packaging (0.3%)
Berry Plastics Group, Inc.*	35,849	791,187
Boise, Inc.	76,500	653,310
Graphic Packaging Holding Co.*	139,902	1,082,842
Myers Industries, Inc.	22,900	343,729

		2,871,068

Metals & Mining (1.3%)
AK Steel Holding Corp.*	78,700	239,248
Allied Nevada Gold Corp.*	63,481	411,357
AMCOL International Corp.	23,149	733,592
Century Aluminum Co.*	32,541	301,980
Coeur Mining, Inc.*	65,236	867,639
Commercial Metals Co.	70,886	1,046,986
General Moly, Inc.*	65,500	122,485
Globe Specialty Metals, Inc.	49,200	534,804
Gold Resource Corp.	10,500	91,455
Golden Star Resources Ltd.*	11,394	4,785
Haynes International, Inc.	9,533	456,345
Hecla Mining Co.	199,429	594,298
Horsehead Holding Corp.*	32,667	418,464
Kaiser Aluminum Corp.	13,791	854,215
Materion Corp.	19,245	521,347
McEwen Mining, Inc.*	15,149	25,450
Molycorp, Inc.*	75,745	469,619
Noranda Aluminum Holding Corp.	5,000	16,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Paramount Gold and Silver Corp.*	51,400	$61,166
Redcorp Ventures Ltd.*†(b)	46,400	—
RTI International Metals, Inc.*	27,586	764,408
Schnitzer Steel Industries, Inc., Class A	18,000	420,840
Stillwater Mining Co.*	75,678	812,782
SunCoke Energy, Inc.*	50,910	713,758
U.S. Silica Holdings, Inc.	13,075	271,699
Walter Energy, Inc.	38,233	397,623
Worthington Industries, Inc.	43,380	1,375,580

		12,528,075

Paper & Forest Products (0.9%)
Boise Cascade Co.*	9,500	241,395
Buckeye Technologies, Inc.	29,020	1,074,901
Clearwater Paper Corp.*	15,638	735,924
Deltic Timber Corp.	9,253	535,008
KapStone Paper and Packaging Corp.	27,486	1,104,388
Louisiana-Pacific Corp.*	103,548	1,531,475
Neenah Paper, Inc.	10,700	339,939
P.H. Glatfelter Co.	28,215	708,197
Resolute Forest Products, Inc.*	57,700	759,909
Schweitzer-Mauduit International, Inc.	22,164	1,105,540
Wausau Paper Corp.	35,600	405,840

		8,542,516

Total Materials		47,161,966

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	57,000	469,680
Atlantic Tele-Network, Inc.	6,800	337,688
Cbeyond, Inc.*	20,163	158,078
Cincinnati Bell, Inc.*	118,537	362,723
Cogent Communications Group, Inc.	39,925	1,123,889
Consolidated Communications Holdings, Inc.	34,117	593,977
Fairpoint Communications, Inc.*	722	6,029
General Communication, Inc., Class A*	38,100	298,323
Hawaiian Telcom Holdco, Inc.*	541	13,612
HickoryTech Corp.	270	2,870
IDT Corp., Class B	10,386	194,114
inContact, Inc.*	6,853	56,332
Iridium Communications, Inc.*	32,000	248,320
Lumos Networks Corp.	13,460	230,166
magicJack VocalTec Ltd.*	12,700	180,213
Neutral Tandem, Inc.	34,539	198,599
ORBCOMM, Inc.*	2,163	9,712
Premiere Global Services, Inc.*	34,855	420,700
Primus Telecommunications Group, Inc.	541	6,459
Towerstream Corp.*	58,266	148,578
Vonage Holdings Corp.*	64,300	181,969

		5,242,031

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	26,703	165,826
Leap Wireless International, Inc.*	44,800	$301,504
NII Holdings, Inc.*	105,050	700,683
NTELOS Holdings Corp.	2,345	38,599
Shenandoah Telecommunications Co.	21,724	362,356
USA Mobility, Inc.	17,700	240,189

		1,809,157

Total Telecommunication Services		7,051,188

Utilities (3.2%)
Electric Utilities (1.5%)
ALLETE, Inc.	25,023	1,247,397
Cleco Corp.	40,881	1,898,105
El Paso Electric Co.	30,846	1,089,172
Empire District Electric Co.	30,023	669,813
IDACORP, Inc.	37,108	1,772,278
MGE Energy, Inc.	15,453	846,206
Otter Tail Corp.	22,725	645,390
PNM Resources, Inc.	59,481	1,319,884
Portland General Electric Co.	57,432	1,756,845
UIL Holdings Corp.	39,731	1,519,711
Unitil Corp.	9,300	268,584
UNS Energy Corp.	28,643	1,281,201

		14,314,586

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	7,500	386,175
Laclede Group, Inc.	21,582	985,434
New Jersey Resources Corp.	32,311	1,341,876
Northwest Natural Gas Co.	19,342	821,648
Piedmont Natural Gas Co., Inc.#	55,177	1,861,672
South Jersey Industries, Inc.	20,976	1,204,232
Southwest Gas Corp.	31,836	1,489,606
WGL Holdings, Inc.	38,325	1,656,407

		9,747,050

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	82,830	326,350
Dynegy, Inc.*	59,391	1,339,267
Ormat Technologies, Inc.	9,700	228,144

		1,893,761

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,245,595
Black Hills Corp.	31,219	1,521,926
NorthWestern Corp.	26,578	1,060,462

		3,827,983

Water Utilities (0.1%)
American States Water Co.	11,879	637,546
California Water Service Group	33,500	653,585
SJW Corp.	8,500	222,700

		1,513,831

Total Utilities		31,297,211

Total Common Stocks (98.6%) (Cost $624,041,352)		955,004,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), (b) 12/31/15	$19,200	$17,856

Total Financials		17,856

Total Corporate Bonds		17,856

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		17,856

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	16,600	2,822

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b) (Cost $—)	7,330	$1,026

Total Investments (98.6%) (Cost $624,060,552)		955,026,651
Other Assets Less Liabilities (1.4%)		13,433,346

Net Assets (100%)		$968,459,997

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,189,390.
(b)	Illiquid security.

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	135	September-13	$13,269,738	$13,158,450	$(111,288)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$136,978,605	$1,137,376	$—	$138,115,981
Consumer Staples	36,798,643	—	—	36,798,643
Energy	53,230,835	—	—	53,230,835
Financials	222,393,433	—	—	222,393,433
Health Care	117,224,867	—	—	117,224,867
Industrials	136,975,464	—	—	136,975,464
Information Technology	164,755,359	—	—	164,755,359
Materials	47,161,966	—	—	47,161,966
Telecommunication Services	7,051,188	—	—	7,051,188
Utilities	31,297,211	—	—	31,297,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Financials	$—	$17,856	$—	$17,856
Rights
Consumer Discretionary	2,822	—	—	2,822
Warrants
Energy	—	1,026	—	1,026

Total Assets	$953,870,393	$1,156,258	$—	$955,026,651

Liabilities:
Futures	$(111,288)	$—	$—	$(111,288)

Total Liabilities	$(111,288)	$—	$—	$(111,288)

Total	$953,759,105	$1,156,258	$—	$954,915,363

(a)	A security with a market value of $1,137,376 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(111,288	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(111,288)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,482,603	—	—	1,482,603
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,482,603	$—	$—	$1,482,603

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(252,672)	—	—	(252,672)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(252,672)	$—	$—	$(252,672)

^ This Portfolio held futures as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,921,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(29,380)	$29,380	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,253,521
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,489,466

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,390,038
Aggregate gross unrealized depreciation	(44,112,615)

Net unrealized appreciation	$325,277,423

Federal income tax cost of investments	$629,749,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $624,060,552)	$955,026,651
Cash	19,081,775
Receivable for securities sold	36,504,332
Dividends, interest and other receivables	1,163,211
Receivable from Separate Accounts for Trust shares sold	418,417
Other assets	12,726

Total assets	1,012,207,112

LIABILITIES
Payable for securities purchased	42,221,191
Payable to Separate Accounts for Trust shares redeemed	926,665
Investment management fees payable	198,896
Distribution fees payable - Class IB	167,921
Administrative fees payable	83,086
Due to broker for futures variation margin	29,380
Distribution fees payable - Class IA	12,395
Accrued expenses	107,581

Total liabilities	43,747,115

NET ASSETS	$968,459,997

Net assets were comprised of:
Paid in capital	$592,051,178
Accumulated undistributed net investment income (loss)	4,517,826
Accumulated undistributed net realized gain (loss) on investments and futures	41,036,182
Net unrealized appreciation (depreciation) on investments and futures	330,854,811

Net assets	$968,459,997

Class IA
Net asset value, offering and redemption price per share, $60,392,327 / 5,399,103 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

Class IB
Net asset value, offering and redemption price per share, $817,743,922 / 73,069,551 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

Class K
Net asset value, offering and redemption price per share, $90,323,748 / 8,065,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,250 foreign withholding tax)	$6,710,809
Interest	5,219

Total income	6,716,028

EXPENSES
Investment management fees	1,157,810
Distribution fees - Class IB	972,814
Administrative fees	484,725
Distribution fees - Class IA	71,582
Printing and mailing expenses	49,600
Professional fees	31,381
Custodian fees	25,259
Trustees’ fees	12,392
Miscellaneous	10,493

Total expenses	2,816,056

NET INVESTMENT INCOME (LOSS)	3,899,972

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	42,587,274
Futures	1,482,603

Net realized gain (loss)	44,069,877

Change in unrealized appreciation (depreciation) on:
Securities	81,379,677
Futures	(252,672)

Net change in unrealized appreciation (depreciation)	81,127,005

NET REALIZED AND UNREALIZED GAIN (LOSS)	125,196,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$129,096,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,899,972	$10,387,163
Net realized gain (loss) on investments, futures and foreign currency transactions	44,069,877	54,961,848
Net change in unrealized appreciation (depreciation) on investments and futures	81,127,005	55,331,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,096,854	120,680,389

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(703,912)
Class IB	—	(9,417,531)
Class K	—	(1,333,117)

	—	(11,454,560)

Distributions from net realized capital gains
Class IA	—	(3,240,497)
Class IB	—	(43,369,542)
Class K	—	(5,143,795)

	—	(51,753,834)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,208,394)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 580,400 and 1,266,447 shares, respectively ]	6,257,315	12,539,309
Capital shares issued in reinvestment of dividends and distributions [ 0 and 406,820 shares, respectively ]	—	3,944,409
Capital shares repurchased [ (704,017) and (2,357,812) shares, respectively ]	(7,493,943)	(23,254,213)

Total Class IA transactions	(1,236,628)	(6,770,495)

Class IB
Capital shares sold [ 4,498,486 and 7,015,076 shares, respectively ]	48,664,621	69,422,349
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,441,842 shares, respectively ]	—	52,787,073
Capital shares repurchased [ (5,355,530) and (12,038,297) shares, respectively ]	(57,547,865)	(118,708,407)

Total Class IB transactions	(8,883,244)	3,501,015

Class K
Capital shares sold [ 433,147 and 997,645 shares, respectively ]	4,624,580	9,685,589
Capital shares issued in reinvestment of dividends and distributions [ 0 and 668,084 shares, respectively ]	—	6,476,912
Capital shares repurchased [ (1,169,072) and (1,612,554) shares, respectively ]	(12,442,115)	(15,736,800)

Total Class K transactions	(7,817,535)	425,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,937,407)	(2,843,779)

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,159,447	54,628,216
NET ASSETS:
Beginning of period	857,300,550	802,672,334

End of period (a)	$968,459,997	$857,300,550

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,517,826	$617,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.71	$9.07	$10.52	$8.43	$6.77		$11.61

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.12 (e)	0.09 (e)	0.11 (e)	0.07	(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments and futures	1.44	1.28	(0.52)	2.10	1.71		(4.06)

Total from investment operations	1.48	1.40	(0.43)	2.21	1.78		(3.92)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)	(0.12)	(0.11)		(0.10)
Distributions from net realized gains	—	(0.63)	(0.92)	—	—		(0.82)
Return of capital	—	—	—	—	(0.01)		—

Total dividends and distributions	—	(0.76)	(1.02)	(0.12)	(0.12)		(0.92)

Net asset value, end of period	$11.19	$9.71	$9.07	$10.52	$8.43		$6.77

Total return (b)	15.24%	15.55%	(3.79)%	26.18%	26.36%		(33.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,392	$53,627	$56,302	$146,261	$146,628		$216,594
Ratio of expenses to average net assets (a)	0.63%	0.63%	0.37%	0.37%	0.39%		0.45%
Ratio of net investment income (loss) to average net assets (a)	0.82%	1.20%	0.84%	1.22%	1.07%		1.61%
Portfolio turnover rate	10%	16%	18%	18%	38%		48%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.72	$9.07	$10.52	$8.43	$6.77		$11.61

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.12 (e)	0.06 (e)	0.09 (e)	0.06	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments and futures	1.43	1.29	(0.52)	2.09	1.70		(4.05)

Total from investment operations	1.47	1.41	(0.46)	2.18	1.76		(3.94)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.07)	(0.09)	(0.09)		(0.08)
Distributions from net realized gains	—	(0.63)	(0.92)	—	—		(0.82)
Return of capital	—	—	—	—	(0.01)		—

Total dividends and distributions	—	(0.76)	(0.99)	(0.09)	(0.10)		(0.90)

Net asset value, end of period	$11.19	$9.72	$9.07	$10.52	$8.43		$6.77

Total return (b)	15.12%	15.66%	(4.04)%	25.87%	26.04%		(34.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$817,744	$718,214	$667,025	$762,265	$648,557		$430,688
Ratio of expenses to average net assets (a)	0.63%	0.63%	0.62%	0.62%	0.64	%(c)	0.70	%(c)
Ratio of net investment income (loss) to average net assets (a)	0.82%	1.22%	0.61%	1.01%	0.90%		1.13%
Portfolio turnover rate	10%	16%	18%	18%	38%		48%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.71	$9.07	$9.14

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.15 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	1.43	1.28	0.91

Total from investment operations	1.49	1.43	0.95

Less distributions:
Dividends from net investment income	—	(0.16)	(0.10)
Distributions from net realized gains	—	(0.63)	(0.92)

Total dividends and distributions	—	(0.79)	(1.02)

Net asset value, end of period	$11.20	$9.71	$9.07

Total return (b)	15.35%	15.84%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,324	$85,459	$79,345
Ratio of expenses to average net assets (a)	0.38%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.06%	1.47%	1.05%
Portfolio turnover rate	10%	16%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(kk)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Small Company Index II Portfolio that followed the same objectives as this portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Small Company Index Portfolio.

See Notes to Financial Statements.

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Consumer Discretionary	27.0%
Information Technology	24.0
Industrials	11.9
Health Care	11.4
Consumer Staples	7.2
Financials	5.9
Energy	5.0
Materials	3.7
Telecommunication Services	3.1
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,109.30	$5.75
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,109.20	5.75
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,110.70	4.45
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.1%)
Automobiles (1.2%)
Harley-Davidson, Inc.	31,277	$1,714,605
Tesla Motors, Inc.*	38,367	4,121,767

		5,836,372

Hotels, Restaurants & Leisure (5.9%)
Carnival plc	68,610	2,389,669
Chipotle Mexican Grill, Inc.*	13,289	4,841,847
Las Vegas Sands Corp.	96,965	5,132,357
Marriott International, Inc., Class A	50,281	2,029,844
MGM Resorts International*	116,216	1,717,673
Panera Bread Co., Class A*	10,257	1,907,187
Starbucks Corp.	127,232	8,332,424
Starwood Hotels & Resorts Worldwide, Inc.	53,864	3,403,666

		29,754,667

Household Durables (0.9%)
D.R. Horton, Inc.	108,423	2,307,242
Lennar Corp., Class A	63,347	2,283,026

		4,590,268

Internet & Catalog Retail (8.8%)
Amazon.com, Inc.*	81,402	22,604,521
Ctrip.com International Ltd. (ADR)*	42,995	1,402,927
Netflix, Inc.*	21,930	4,629,204
priceline.com, Inc.*	15,664	12,956,164
TripAdvisor, Inc.*	46,739	2,845,003

		44,437,819

Media (2.0%)
Charter Communications, Inc., Class A*	13,188	1,633,334
Discovery Communications, Inc., Class C*	33,854	2,358,270
News Corp., Class A	83,069	2,708,049
Walt Disney Co.	50,428	3,184,528

		9,884,181

Multiline Retail (0.3%)
Dollar Tree, Inc.*	28,751	1,461,701

Specialty Retail (5.4%)
AutoZone, Inc.*	10,914	4,624,153
CarMax, Inc.*	78,168	3,608,235
Home Depot, Inc.	129,253	10,013,230
Lowe’s Cos., Inc.	76,496	3,128,686
Ross Stores, Inc.	39,463	2,557,597
Tractor Supply Co.	29,179	3,431,742

		27,363,643

Textiles, Apparel & Luxury Goods (2.6%)
Lululemon Athletica, Inc.*	57,653	3,777,425
NIKE, Inc., Class B	47,800	3,043,904
Prada S.p.A.	205,600	1,866,187
Ralph Lauren Corp.	9,499	1,650,356
Under Armour, Inc., Class A*	41,123	2,455,454

		12,793,326

Total Consumer Discretionary		136,121,977

Consumer Staples (7.2%)
Beverages (2.2%)
Anheuser-Busch InBev N.V.	20,502	$1,825,085
Coca-Cola Co.	71,347	2,861,728
Monster Beverage Corp.*	32,136	1,952,905
PepsiCo, Inc.	36,532	2,987,952
Pernod-Ricard S.A.	14,496	1,607,426

		11,235,096

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	34,410	3,804,714
CVS Caremark Corp.	90,396	5,168,843
Whole Foods Market, Inc.	93,680	4,822,646

		13,796,203

Food Products (1.1%)
Green Mountain Coffee Roasters, Inc.*	49,694	3,730,031
Nestle S.A. (Registered)	30,513	2,001,250

		5,731,281

Household Products (1.1%)
Colgate-Palmolive Co.	40,221	2,304,261
Procter & Gamble Co.	39,059	3,007,153

		5,311,414

Total Consumer Staples		36,073,994

Energy (5.0%)
Energy Equipment & Services (1.3%)
FMC Technologies, Inc.*	60,483	3,367,693
Schlumberger Ltd.	42,545	3,048,775

		6,416,468

Oil, Gas & Consumable Fuels (3.7%)
Cabot Oil & Gas Corp.	38,958	2,766,797
Concho Resources, Inc.*	17,736	1,484,858
EOG Resources, Inc.	18,494	2,435,290
EQT Corp.	30,620	2,430,309
Phillips 66	25,251	1,487,536
Pioneer Natural Resources Co.	24,102	3,488,765
Range Resources Corp.	58,361	4,512,473

		18,606,028

Total Energy		25,022,496

Financials (5.9%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	8,617	1,412,671
Franklin Resources, Inc.	20,128	2,737,810
Invesco Ltd.	133,497	4,245,205
TD Ameritrade Holding Corp.	59,018	1,433,547

		9,829,233

Consumer Finance (1.2%)
American Express Co.	83,101	6,212,631

Diversified Financial Services (0.8%)
IntercontinentalExchange, Inc.*	10,561	1,877,323
JPMorgan Chase & Co.	38,604	2,037,905

		3,915,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	133,057	$9,735,781

Total Financials		29,692,873

Health Care (11.4%)
Biotechnology (6.9%)
Alexion Pharmaceuticals, Inc.*	30,924	2,852,430
Biogen Idec, Inc.*	40,474	8,710,005
Celgene Corp.*	37,290	4,359,574
Gilead Sciences, Inc.*	230,260	11,791,614
Onyx Pharmaceuticals, Inc.*	14,350	1,564,150
Pharmacyclics, Inc.*	16,321	1,297,030
Regeneron Pharmaceuticals, Inc.*	9,803	2,204,499
Vertex Pharmaceuticals, Inc.*	23,597	1,884,692

		34,663,994

Health Care Equipment & Supplies (1.1%)
Edwards Lifesciences Corp.*	22,915	1,539,888
IDEXX Laboratories, Inc.*	25,921	2,327,188
Stryker Corp.	25,087	1,622,627

		5,489,703

Health Care Providers & Services (1.9%)
Catamaran Corp.*	18,798	915,838
HCA Holdings, Inc.	6,094	219,750
McKesson Corp.	55,632	6,369,864
UnitedHealth Group, Inc.	32,692	2,140,672

		9,646,124

Pharmaceuticals (1.5%)
Allergan, Inc.	13,030	1,097,647
Novo Nordisk A/S, Class B	16,103	2,509,551
Valeant Pharmaceuticals International, Inc.*	48,255	4,153,791

		7,760,989

Total Health Care		57,560,810

Industrials (11.9%)
Aerospace & Defense (3.0%)
Boeing Co.	37,796	3,871,822
Precision Castparts Corp.	48,962	11,065,902

		14,937,724

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	41,787	3,613,740

Airlines (0.8%)
Delta Air Lines, Inc.*	72,863	1,363,267
United Continental Holdings, Inc.*	80,897	2,531,267

		3,894,534

Electrical Equipment (1.1%)
Roper Industries, Inc.	43,606	5,416,737

Industrial Conglomerates (2.3%)
Danaher Corp.	179,832	11,383,365

Road & Rail (2.5%)
J.B. Hunt Transport Services, Inc.	31,176	2,252,154
Kansas City Southern	54,318	5,755,535
Union Pacific Corp.	31,328	$4,833,284

		12,840,973

Trading Companies & Distributors (1.5%)
Fastenal Co.	132,183	6,060,591
W.W. Grainger, Inc.	5,912	1,490,888

		7,551,479

Total Industrials		59,638,552

Information Technology (24.0%)
Communications Equipment (1.8%)
Juniper Networks, Inc.*	129,494	2,500,529
QUALCOMM, Inc.	109,416	6,683,129

		9,183,658

Computers & Peripherals (1.0%)
Apple, Inc.	12,582	4,983,479

Internet Software & Services (10.4%)
Akamai Technologies, Inc.*	51,489	2,190,857
Baidu, Inc. (ADR)*	27,336	2,584,072
eBay, Inc.*	221,973	11,480,444
Google, Inc., Class A*	33,400	29,404,358
LinkedIn Corp., Class A*	28,953	5,162,320
Tencent Holdings Ltd.	34,500	1,353,124

		52,175,175

IT Services (7.6%)
Accenture plc, Class A	58,366	4,200,018
Alliance Data Systems Corp.*	10,611	1,920,909
Cognizant Technology Solutions Corp., Class A*	48,407	3,030,762
Fiserv, Inc.*	24,203	2,115,584
Mastercard, Inc., Class A	22,659	13,017,596
Visa, Inc., Class A	77,227	14,113,234

		38,398,103

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom Corp., Class A	48,407	1,634,220

Software (2.9%)
Autodesk, Inc.*	33,905	1,150,736
NetSuite, Inc.*	18,089	1,659,485
Red Hat, Inc.*	74,631	3,568,855
Salesforce.com, Inc.*	131,779	5,031,322
ServiceNow, Inc.*	37,947	1,532,679
Workday, Inc., Class A*	24,001	1,538,224

		14,481,301

Total Information Technology		120,855,936

Materials (3.7%)
Chemicals (3.5%)
Ecolab, Inc.	58,980	5,024,506
FMC Corp.	28,043	1,712,306
Praxair, Inc.	46,077	5,306,227
Sherwin-Williams Co.	31,075	5,487,845

		17,530,884

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	11,217	1,103,977

Total Materials		18,634,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Crown Castle International Corp.*	190,074	$13,759,457
SBA Communications Corp., Class A*	25,820	1,913,778

Total Telecommunication Services		15,673,235

Total Common Stocks (99.3%) (Cost $331,779,408)		499,274,734

Total Investments Before Securities Sold Short (99.3%) (Cost $331,779,408)		499,274,734

SECURITIES SOLD SHORT:
Consumer Discretionary (-0.1%)
Media (-0.1%)
News Corp., Class A*	(20,767)	$(317,735)

Total Securities Sold Short (-0.1%) (Proceeds Received $321,723)		(317,735)

Total Investments after Securities Sold Short (99.2%) (Cost $331,457,685)		498,956,999
Other Assets Less Liabilities (0.8%)		4,144,392

Net Assets (100%)		$503,101,391

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$131,866,121	$4,255,856	$—	$136,121,977
Consumer Staples	30,640,233	5,433,761	—	36,073,994
Energy	25,022,496	—	—	25,022,496
Financials	29,692,873	—	—	29,692,873
Health Care	55,051,259	2,509,551	—	57,560,810
Industrials	59,638,552	—	—	59,638,552
Information Technology	119,502,812	1,353,124	—	120,855,936
Materials	18,634,861	—	—	18,634,861
Telecommunication Services	15,673,235	—	—	15,673,235

Total Assets	$485,722,442	$13,552,292	$—	$499,274,734

Liabilities:
Common Stocks
Consumer Discretionary	$(317,735)	$—	$—	$(317,735)

Total Liabilities	$(317,735)	$—	$—	$(317,735)

Total	$485,404,707	$13,552,292	$—	$498,956,999

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$230,084,400
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$273,042,801

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,180,831
Aggregate gross unrealized depreciation	(3,127,142)

Net unrealized appreciation	$166,053,689

Federal income tax cost of investments	$333,221,045

For the six months ended June 30, 2013, the Portfolio incurred approximately $3,368 as brokerage commissions with Sanford C. Bernstein & Co., Inc., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $146,212,554 of which $63,200,966 expires in the year 2016 and $83,011,588 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $331,779,408)	$499,274,734
Cash	3,314,297
Receivable for securities sold	6,917,080
Receivable from Separate Accounts for Trust shares sold	402,274
Dividends, interest and other receivables	361,476
Other assets	13,854

Total assets	510,283,715

LIABILITIES
Foreign currency overdraft payable	23,575
Payable for securities purchased	5,864,520
Investment management fees payable	519,087
Securities sold short (Proceeds received $321,723)	317,735
Distribution fees payable - Class IB	160,144
Payable to Separate Accounts for Trust shares redeemed	146,255
Administrative fees payable	76,313
Distribution fees payable - Class IA	6,404
Accrued expenses	68,291

Total liabilities	7,182,324

NET ASSETS	$503,101,391

Net assets were comprised of:
Paid in capital	$271,581,267
Accumulated undistributed net investment income (loss)	(1,482,907)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	65,504,440
Net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	167,498,591

Net assets	$503,101,391

Class IA
Net asset value, offering and redemption price per share, $31,353,166 / 1,166,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.89

Class IB
Net asset value, offering and redemption price per share, $396,138,304 / 14,886,037 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.61

Class K
Net asset value, offering and redemption price per share, $75,609,921 / 2,801,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $57,823 foreign withholding tax)	$3,708,915
Interest	3,802

Total income	3,712,717

EXPENSES
Investment management fees	3,632,815
Distribution fees - Class IB	1,089,048
Administrative fees	506,536
Printing and mailing expenses	54,234
Distribution fees - Class IA	34,661
Professional fees	32,132
Custodian fees	24,807
Trustees’ fees	13,664
Miscellaneous	9,353

Gross expenses	5,397,250
Less: Waiver from investment advisor	(151,052)

Net expenses	5,246,198

NET INVESTMENT INCOME (LOSS)	(1,533,481)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	221,611,520
Foreign currency transactions	(1,252)

Net realized gain (loss)	221,610,268

Change in unrealized appreciation (depreciation) on:
Securities	(126,908,069)
Foreign currency translations	(723)
Securities sold short	3,988

Net change in unrealized appreciation (depreciation)	(126,904,804)

NET REALIZED AND UNREALIZED GAIN (LOSS)	94,705,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,171,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,533,481)	$(1,448,594)
Net realized gain (loss) on investments and foreign currency transactions	221,610,268	(1,129,107)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	(126,904,804)	142,006,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,171,983	139,429,185

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 299,046 and 539,008 shares, respectively ]	7,824,238	12,677,849
Capital shares repurchased [ (109,509) and (141,392) shares, respectively ]	(2,875,691)	(3,330,674)

Total Class IA transactions	4,948,547	9,347,175

Class IB
Capital shares sold [ 1,891,477 and 7,656,802 shares, respectively ]	48,384,697	177,853,895
Capital shares repurchased [ (4,011,307) and (5,543,971) shares, respectively ]	(103,846,501)	(128,499,450)
Capital shares repurchased in-kind (Note 9)[ (18,485,438) and 0 shares, respectively ]	(483,111,955)	—

Total Class IB transactions	(538,573,759)	49,354,445

Class K
Capital shares sold [ 533,198 and 1,185,771 shares, respectively ]	13,914,233	27,892,606
Capital shares repurchased [ (316,248) and (517,595) shares, respectively ]	(8,237,557)	(12,225,613)
Capital shares repurchased in-kind (Note 9)[ (9) and 0 shares, respectively ]	(241)	—

Total Class K transactions	5,676,435	15,666,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(527,948,777)	74,368,613

TOTAL INCREASE (DECREASE) IN NET ASSETS	(434,776,794)	213,797,798
NET ASSETS:
Beginning of period	937,878,185	724,080,387

End of period (a)	$503,101,391	$937,878,185

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,482,907)	$50,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012		2011		2010		2009	2008
Net asset value, beginning of period	$24.24		$20.38		$20.73		$17.78		$12.45	$21.45

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.03	)(e)	(0.04	)(e)	(0.03	)(e)	0.01 (e)	0.05	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	2.69		3.89		(0.31)		2.99		5.33	(9.05)

Total from investment operations	2.65		3.86		(0.35)		2.96		5.34	(9.00)

Less distributions:
Dividends from net investment income	—		—		—		(0.01)		(0.01)	—	#
Distributions from net realized gains	—		—		—		—		—	—	#

Total dividends and distributions	—		—		—		(0.01)		(0.01)	—	#

Net asset value, end of period	$26.89		$24.24		$20.38		$20.73		$17.78	$12.45

Total return (b)	10.93%		18.94%		(1.69)%		16.65%		42.89%	(41.94	)%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,353		$23,668		$11,796		$45,882		$34,587	$22,030
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.14%		0.90%		0.91%		0.94%	0.91%
After waivers and fees paid indirectly (a)	1.10%		1.14%		0.90%		0.91%		0.94%	0.91%
Before waivers and fees paid indirectly (a)	1.13%		1.15%		0.90%		0.91%		0.96%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.34)%		(0.13)%		(0.18)%		(0.15)%		0.04%	0.30%
After waivers and fees paid indirectly (a)	(0.34)%		(0.13)%		(0.18)%		(0.15)%		0.04%	0.30%
Before waivers and fees paid indirectly (a)	(0.37)%		(0.14)%		(0.18)%		(0.15)%		0.02%	0.25%
Portfolio turnover rate	25%		29%		32%		41%		52%	54%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012		2011		2010		2009		2008
Net asset value, beginning of period	$23.99		$20.17		$20.57		$17.67		$12.41		$21.44

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.04	)(e)	(0.09	)(e)	(0.07	)(e)	(0.03	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	2.66		3.86		(0.31)		2.97		5.29		(9.03)

Total from investment operations	2.62		3.82		(0.40)		2.90		5.26		(9.03)

Less distributions:
Dividends from net investment income	—		—		—		—		—		—	#
Distributions from net realized gains	—		—		—		—		—		—	#

Total dividends and distributions	—		—		—		—		—		—	#

Net asset value, end of period	$26.61		$23.99		$20.17		$20.57		$17.67		$12.41

Total return (b)	10.92%		18.94%		(1.94)%		16.41%		42.39%		(42.10	)%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396,138		$851,412		$673,234		$689,166		$555,545		$328,374
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.14%		1.15	%(c)	1.16%		1.19%		1.16%
After waivers and fees paid indirectly (a)	1.10%		1.14%		1.15	%(c)	1.16%		1.19%		1.16%
Before waivers and fees paid indirectly (a)	1.13%		1.15%		1.15	%(c)	1.16%		1.21%		1.21	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.33)%		(0.18)%		(0.41)%		(0.40)%		(0.21)%		0.02%
After waivers and fees paid indirectly (a)	(0.33)%		(0.18)%		(0.41)%		(0.40)%		(0.21)%		0.02%
Before waivers and fees paid indirectly (a)	(0.36)%		(0.19)%		(0.41)%		(0.40)%		(0.23)%		(0.02)%
Portfolio turnover rate	25%		29%		32%		41%		52%		54%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$24.30		$20.38		$20.57

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.02	(e)†	0.01 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	2.70		3.90		(0.20)

Total from investment operations	2.69		3.92		(0.19)

Total dividends and distributions	—		—		—

Net asset value, end of period	$26.99		$24.30		$20.38

Total return (b)	11.07%		19.23%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,610		$62,799		$39,050
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.89%		0.96%
After waivers and fees paid indirectly (a)	0.85%		0.89%		0.96%
Before waivers and fees paid indirectly (a)	0.88%		0.90%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.10)%		0.09%		0.32%
After waivers and fees paid indirectly (a)	(0.10)%		0.09%		0.32%
Before waivers and fees paid indirectly (a)	(0.13)%		0.08%		0.32%
Portfolio turnover rate	25%		29%		32%
*	Commencement of Operations
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

See Notes to Financial Statements.

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	15.8%
Health Care	12.8
Consumer Discretionary	9.5
Information Technology	9.4
Energy	7.9
Industrials	7.7
Consumer Staples	5.2
Materials	4.3
Telecommunication Services	4.0
Utilities	1.0
Cash and Other	22.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,079.80	$6.05
Hypothetical (5% average return before expenses)	1,000.00	1,018.97	5.88
Class IB
Actual	1,000.00	1,079.80	6.05
Hypothetical (5% average return before expenses)	1,000.00	1,018.97	5.88
Class K
Actual	1,000.00	1,082.10	4.77
Hypothetical (5% average return before expenses)	1,000.00	1,020.21	4.63

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.17%, 1.17% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (1.0%)
Aisin Seiki Co., Ltd.	1,700	$65,048
BorgWarner, Inc.*	951	81,929
Bridgestone Corp.	5,600	190,845
Cie Generale des Etablissements Michelin	42,332	3,785,469
Continental AG	944	126,070
Delphi Automotive plc	2,473	125,356
Denso Corp.	4,200	197,550
GKN plc	14,268	65,385
Goodyear Tire & Rubber Co.*	2,016	30,825
Hyundai Mobis	10,768	2,574,024
Johnson Controls, Inc.	5,768	206,437
Koito Manufacturing Co., Ltd.	1,000	19,107
NGK Spark Plug Co., Ltd.	2,000	40,048
NHK Spring Co., Ltd.	1,400	16,233
NOK Corp.	900	14,310
Nokian Renkaat Oyj	958	39,043
Pirelli & C. S.p.A.	2,049	23,724
Stanley Electric Co., Ltd.	1,100	21,428
Sumitomo Rubber Industries Ltd.	1,400	22,896
Toyoda Gosei Co., Ltd.	600	14,706
Toyota Boshoku Corp.	700	10,093
Toyota Industries Corp.	1,400	57,310
Yokohama Rubber Co., Ltd.	2,000	20,105

		7,747,941

Automobiles (2.3%)
Bayerische Motoren Werke (BMW) AG	2,859	250,005
Bayerische Motoren Werke (BMW) AG (Preference)	448	30,632
Daihatsu Motor Co., Ltd.	2,000	37,911
Daimler AG (Registered)	8,206	496,522
Fiat S.p.A.*	7,802	54,535
Ford Motor Co.	33,330	515,615
Fuji Heavy Industries Ltd.	5,000	123,261
General Motors Co.*	6,437	214,417
Harley-Davidson, Inc.	1,857	101,801
Honda Motor Co., Ltd.	14,000	520,165
Isuzu Motors Ltd.	10,000	68,461
Mazda Motor Corp.*	23,100	91,068
Mitsubishi Motors Corp.*	34,000	46,622
Nissan Motor Co., Ltd.	662,320	6,711,349
Porsche Automobil Holding SE (Preference)	1,322	102,352
Renault S.A.	1,660	111,710
Suzuki Motor Corp.	3,100	71,483
Toyota Motor Corp.	130,930	7,907,549
Volkswagen AG	254	49,510
Volkswagen AG (Preference)	1,249	252,887
Yamaha Motor Co., Ltd.	2,400	31,095

		17,788,950

Distributors (0.0%)
Genuine Parts Co.	1,305	101,881
Jardine Cycle & Carriage Ltd.	1,000	33,539

		135,420

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	$21,627
H&R Block, Inc.	2,258	62,660

		84,287

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,276	44,903
Carnival Corp.	3,725	127,730
Carnival plc	1,569	54,648
Chipotle Mexican Grill, Inc.*	255	92,909
Compass Group plc	15,627	199,650
Crown Ltd.	3,470	38,431
Darden Restaurants, Inc.	1,066	53,812
Echo Entertainment Group Ltd.	6,438	18,017
Flight Centre Ltd.	462	16,618
Galaxy Entertainment Group Ltd.*	18,000	88,189
Genting Singapore plc	52,942	55,135
InterContinental Hotels Group plc	2,349	64,595
International Game Technology	2,079	34,740
Marriott International, Inc., Class A	1,983	80,054
McDonald’s Corp.	8,439	835,461
McDonald’s Holdings Co. Japan Ltd.	573	15,888
MGM China Holdings Ltd.	8,400	22,419
OPAP S.A.	2,171	18,171
Oriental Land Co., Ltd.	400	61,867
Sands China Ltd.	20,796	98,000
Shangri-La Asia Ltd.	13,000	22,460
SJM Holdings Ltd.	17,000	41,338
SKYCITY Entertainment Group Ltd.	4,996	16,880
Sodexo S.A.	816	67,977
Starbucks Corp.	6,335	414,879
Starwood Hotels & Resorts Worldwide, Inc.	1,670	105,527
Tabcorp Holdings Ltd.	6,400	17,852
Tatts Group Ltd.	11,657	33,795
TUI Travel plc	3,893	21,132
Whitbread plc	1,541	71,626
William Hill plc	7,368	49,409
Wyndham Worldwide Corp.	1,153	65,986
Wynn Macau Ltd.	13,600	36,823
Wynn Resorts Ltd.	668	85,504
Yum! Brands, Inc.	3,792	262,937

		3,335,362

Household Durables (0.1%)
Casio Computer Co., Ltd.	1,800	15,862
D.R. Horton, Inc.	2,319	49,348
Electrolux AB	2,072	52,340
Garmin Ltd.	913	33,014
Harman International Industries, Inc.	576	31,219
Husqvarna AB, Class B	3,493	18,434
Leggett & Platt, Inc.	1,213	37,712
Lennar Corp., Class A	1,461	52,654
Newell Rubbermaid, Inc.	2,412	63,315
Panasonic Corp.*	19,100	153,486
Persimmon plc*	2,587	46,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

PulteGroup, Inc.*	2,790	$52,926
Rinnai Corp.	300	21,355
Sekisui Chemical Co., Ltd.	4,000	42,468
Sekisui House Ltd.	5,000	72,293
Sharp Corp.*	9,000	36,298
Sony Corp.	8,700	182,281
Whirlpool Corp.	680	77,765

		1,039,239

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,079	855,008
Expedia, Inc.	816	49,082
Netflix, Inc.*	480	101,323
priceline.com, Inc.*	437	361,456
Rakuten, Inc.	6,300	74,510
TripAdvisor, Inc.*	895	54,479

		1,495,858

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,009	45,234
Mattel, Inc.	2,894	131,127
Namco Bandai Holdings, Inc.	1,600	25,973
Nikon Corp.	3,000	69,994
Sankyo Co., Ltd.	400	18,895
Sega Sammy Holdings, Inc.	1,600	40,056
Shimano, Inc.	700	59,427
Yamaha Corp.	1,400	16,050

		406,756

Media (2.8%)
Axel Springer AG	343	14,633
British Sky Broadcasting Group plc	8,979	108,160
Cablevision Systems Corp. - New York Group, Class A	1,930	32,463
CBS Corp., Class B	4,820	235,553
Comcast Corp. (NASDAQ), Class A	130,800	5,188,836
Comcast Corp., Class A	22,260	932,249
Dentsu, Inc.	1,561	53,985
DIRECTV*	4,717	290,662
Discovery Communications, Inc., Class A*	2,064	159,361
Eutelsat Communications S.A.	1,148	32,591
Gannett Co., Inc.	1,990	48,675
Hakuhodo DY Holdings, Inc.	200	14,015
Interpublic Group of Cos., Inc.	3,694	53,748
ITV plc	32,020	68,230
J.C. Decaux S.A.	526	14,347
Kabel Deutschland Holding AG	780	85,670
Lagardere S.C.A.	1,023	28,496
News Corp., Class A	126,758	4,132,311
Omnicom Group, Inc.	2,178	136,931
Pearson plc	7,065	125,830
ProSiebenSat.1 Media AG (Preference)*	888	38,167
Publicis Groupe S.A.	1,537	109,435
Reed Elsevier N.V.	5,954	99,200
Reed Elsevier plc	10,544	119,796
Scripps Networks Interactive, Inc., Class A	755	50,404
SES S.A. (FDR)	2,576	73,767

Singapore Press Holdings Ltd.	14,000	$46,059
Telenet Group Holding N.V.	499	22,902
Time Warner Cable, Inc.	36,592	4,115,868
Time Warner, Inc.	42,655	2,466,312
Toho Co., Ltd.	1,000	20,589
Viacom, Inc., Class B	3,768	256,412
Walt Disney Co.	41,605	2,627,356
Washington Post Co., Class B	34	16,448
Wolters Kluwer N.V.	2,622	55,477
WPP plc	10,906	186,111

		22,061,049

Multiline Retail (0.8%)
Dollar General Corp.*	2,545	128,344
Dollar Tree, Inc.*	1,920	97,613
Don Quijote Co., Ltd.	500	24,324
Family Dollar Stores, Inc.	812	50,596
Harvey Norman Holdings Ltd.	5,254	12,253
Isetan Mitsukoshi Holdings Ltd.	3,100	41,165
J. Front Retailing Co., Ltd.	4,000	31,902
J.C. Penney Co., Inc.*	1,194	20,393
Kohl’s Corp.	1,710	86,372
Macy’s, Inc.	45,572	2,187,456
Marks & Spencer Group plc	13,873	90,878
Marui Group Co., Ltd.	1,900	18,946
Next plc	1,403	97,263
Nordstrom, Inc.	1,224	73,367
Takashimaya Co., Ltd.	2,000	20,266
Target Corp.	46,279	3,186,772

		6,167,910

Specialty Retail (1.5%)
ABC-Mart, Inc.	200	7,804
Abercrombie & Fitch Co., Class A	623	28,191
AutoNation, Inc.*	291	12,626
AutoZone, Inc.*	303	128,378
Bed Bath & Beyond, Inc.*	1,835	130,101
Best Buy Co., Inc.	2,352	64,280
CarMax, Inc.*	1,872	86,412
Fast Retailing Co., Ltd.	500	168,633
GameStop Corp., Class A	947	39,802
Gap, Inc.	2,495	104,116
Hennes & Mauritz AB, Class B	8,068	265,160
Home Depot, Inc.	38,009	2,944,557
Inditex S.A.	12,830	1,583,844
Kingfisher plc	884,514	4,614,384
L Brands, Inc.	2,061	101,504
Lowe’s Cos., Inc.	9,055	370,350
Nitori Holdings Co., Ltd.	300	24,198
O’Reilly Automotive, Inc.*	940	105,863
PetSmart, Inc.	905	60,626
Ross Stores, Inc.	1,853	120,093
Sanrio Co., Ltd.	400	18,613
Shimamura Co., Ltd.	200	24,299
Staples, Inc.	5,552	88,055
Tiffany & Co.	1,033	75,244
TJX Cos., Inc.	6,044	302,563
Urban Outfitters, Inc.*	906	36,439
USS Co., Ltd.	190	24,119
Yamada Denki Co., Ltd.	750	30,437

		11,560,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,806	$195,444
Asics Corp.	1,200	19,008
Burberry Group plc	3,790	77,877
Christian Dior S.A.	471	76,022
Cie Financiere Richemont S.A., Class A	4,458	394,332
Coach, Inc.	2,348	134,047
Fossil Group, Inc.*	438	45,250
Hugo Boss AG	271	29,842
Kering	657	133,537
Li & Fung Ltd.	50,000	68,720
Luxottica Group S.p.A.	1,409	71,233
LVMH Moet Hennessy Louis Vuitton S.A.	2,168	351,336
NIKE, Inc., Class B	6,128	390,231
PVH Corp.	695	86,910
Ralph Lauren Corp.	508	88,260
Swatch Group AG	266	145,595
Swatch Group AG (Registered)	373	35,146
VF Corp.	746	144,023
Yue Yuen Industrial Holdings Ltd.	6,500	16,845

		2,503,658

Total Consumer Discretionary		74,327,121

Consumer Staples (5.2%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	6,903	614,504
Asahi Group Holdings Ltd.	3,400	84,366
Beam, Inc.	1,349	85,135
Brown-Forman Corp., Class B	1,284	86,734
Carlsberg A/S, Class B	923	82,634
Coca-Cola Amatil Ltd.	4,928	57,283
Coca-Cola Co.	32,269	1,294,310
Coca-Cola Enterprises, Inc.	2,177	76,543
Coca-Cola HBC AG (ADR)	1,740	40,681
Coca-Cola West Co., Ltd.	600	10,647
Constellation Brands, Inc., Class A*	1,327	69,163
Diageo plc	21,430	612,766
Dr. Pepper Snapple Group, Inc.	1,746	80,194
Heineken Holding N.V.	872	48,926
Heineken N.V.	1,989	126,731
Kirin Holdings Co., Ltd.	7,000	109,679
Molson Coors Brewing Co., Class B	1,306	62,505
Monster Beverage Corp.*	1,185	72,013
PepsiCo, Inc.	13,079	1,069,731
Pernod-Ricard S.A.	1,830	202,924
Remy Cointreau S.A.	192	20,373
SABMiller plc	8,249	395,523
Suntory Beverage & Food Ltd.*	109,800	3,431,942
Treasury Wine Estates Ltd.	5,506	29,307

		8,764,614

Food & Staples Retailing (2.3%)
Aeon Co., Ltd.	5,200	68,264
Carrefour S.A.	5,175	142,332
Casino Guichard Perrachon S.A.	479	44,873
Colruyt S.A.	650	34,185

Costco Wholesale Corp.	3,667	$405,460
CVS Caremark Corp.	116,832	6,680,454
Delhaize Group S.A.	891	55,077
Distribuidora Internacional de Alimentacion S.A.	5,131	38,804
FamilyMart Co., Ltd.	500	21,325
J Sainsbury plc	10,576	57,152
Jeronimo Martins SGPS S.A.	2,150	45,308
Kesko Oyj, Class B	495	13,763
Koninklijke Ahold N.V.	8,676	129,137
Kroger Co.	4,444	153,496
Lawson, Inc.	500	38,163
Metcash Ltd.	7,502	24,150
Metro AG	1,120	35,455
Olam International Ltd.	14,000	18,114
Safeway, Inc.	2,004	47,415
Seven & I Holdings Co., Ltd.	6,500	237,573
Sysco Corp.	4,994	170,595
Tesco plc	758,085	3,821,073
Walgreen Co.	84,376	3,729,419
Wal-Mart Stores, Inc.	13,827	1,029,973
Wesfarmers Ltd.	8,695	314,900
Whole Foods Market, Inc.	2,890	148,777
WM Morrison Supermarkets plc	19,573	77,937
Woolworths Ltd.	10,601	318,098

		17,901,272

Food Products (0.8%)
Ajinomoto Co., Inc.	5,000	73,402
Archer-Daniels-Midland Co.	5,524	187,319
Aryzta AG*	754	42,388
Associated British Foods plc	3,077	81,197
Barry Callebaut AG (Registered)*	16	14,653
Calbee, Inc.	200	18,976
Campbell Soup Co.	1,515	67,857
ConAgra Foods, Inc.	3,480	121,556
D.E Master Blenders 1753 N.V.*	4,302	68,876
Danone S.A.	4,876	365,959
General Mills, Inc.	5,401	262,111
Golden Agri-Resources Ltd.	65,244	28,826
Hershey Co.	1,283	114,546
Hormel Foods Corp.	1,147	44,251
J.M. Smucker Co.	893	92,113
Kellogg Co.	2,182	140,150
Kerry Group plc, Class A	1,268	69,981
Kikkoman Corp.	1,000	16,637
Kraft Foods Group, Inc.	5,039	281,529
Lindt & Spruengli AG	7	26,294
Lindt & Spruengli AG (Registered)	1	43,576
McCormick & Co., Inc. (Non-Voting)	1,101	77,466
Mead Johnson Nutrition Co.	1,688	133,740
MEIJI Holdings Co., Ltd.	569	27,337
Mondelez International, Inc., Class A	15,029	428,777
Nestle S.A. (Registered)	27,539	1,806,195
Nippon Meat Packers, Inc.	1,000	15,295
Nisshin Seifun Group, Inc.	1,500	17,967
Nissin Foods Holdings Co., Ltd.	500	20,241
Orkla ASA	6,678	54,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Suedzucker AG	694	$21,495
Tate & Lyle plc	4,041	50,675
Toyo Suisan Kaisha Ltd.	1,000	33,273
Tyson Foods, Inc., Class A	2,468	63,378
Unilever N.V. (CVA)	13,911	547,835
Unilever plc	10,961	443,786
Wilmar International Ltd.	17,000	42,249
Yakult Honsha Co., Ltd.	800	33,152
Yamazaki Baking Co., Ltd.	1,000	11,746

		5,991,509

Household Products (0.4%)
Clorox Co.	1,098	91,288
Colgate-Palmolive Co.	7,372	422,342
Henkel AG & Co. KGaA	1,120	87,835
Henkel AG & Co. KGaA (Preference)	1,538	144,640
Kimberly-Clark Corp.	3,244	315,122
Procter & Gamble Co.	23,122	1,780,163
Reckitt Benckiser Group plc	5,521	390,300
Svenska Cellulosa AB, Class B	4,997	125,407
Unicharm Corp.	1,000	56,564

		3,413,661

Personal Products (0.1%)
Avon Products, Inc.	3,766	79,199
Beiersdorf AG	869	75,786
Estee Lauder Cos., Inc., Class A	2,021	132,921
Kao Corp.	4,400	149,728
L’Oreal S.A.	2,077	341,320
Shiseido Co., Ltd.	3,100	46,166

		825,120

Tobacco (0.5%)
Altria Group, Inc.	17,001	594,865
British American Tobacco plc	16,481	844,124
Imperial Tobacco Group plc	8,375	290,426
Japan Tobacco, Inc.	9,500	335,728
Lorillard, Inc.	3,222	140,737
Philip Morris International, Inc.	13,802	1,195,529
Reynolds American, Inc.	2,687	129,970
Swedish Match AB	1,771	62,879

		3,594,258

Total Consumer Staples		40,490,434

Energy (7.9%)
Energy Equipment & Services (2.3%)
Aker Solutions ASA	1,416	19,267
AMEC plc	2,636	40,293
Baker Hughes, Inc.	87,517	4,037,159
Cameron International Corp.*	2,114	129,292
CGG*	1,369	30,276
Diamond Offshore Drilling, Inc.	575	39,554
Ensco plc, Class A	1,952	113,450
FMC Technologies, Inc.*	1,987	110,636
Fugro N.V. (CVA)	16,898	916,104
Halliburton Co.	103,515	4,318,646
Helmerich & Payne, Inc.	877	54,769
Nabors Industries Ltd.	2,362	36,162
National Oilwell Varco, Inc.	3,639	250,727
Noble Corp.	107,034	4,022,338

Petrofac Ltd.	2,240	$40,815
Rowan Cos., plc, Class A*	1,046	35,637
Saipem S.p.A.	2,286	37,165
SBM Offshore N.V.*	136,904	2,303,249
Schlumberger Ltd.	11,247	805,960
Seadrill Ltd.	3,206	129,415
Subsea 7 S.A.*	2,431	42,622
Technip S.A.	857	87,021
Tenaris S.A.	4,076	81,758
Transocean Ltd.	3,094	148,910
WorleyParsons Ltd.	1,776	31,657

		17,862,882

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	4,242	364,515
Apache Corp.	3,324	278,651
BG Group plc	29,057	494,313
BP plc	830,366	5,749,558
Cabot Oil & Gas Corp.	1,808	128,404
Caltex Australia Ltd.	1,163	19,198
Chesapeake Energy Corp.	10,743	218,942
Chevron Corp.	45,387	5,371,098
China Shenhua Energy Co., Ltd., Class H	221,000	564,179
ConocoPhillips Co.	10,357	626,599
CONSOL Energy, Inc.	1,870	50,677
Cosmo Oil Co., Ltd.*	5,000	9,226
Delek Group Ltd.	44	11,431
Denbury Resources, Inc.*	3,057	52,947
Devon Energy Corp.	3,148	163,318
Eni S.p.A.	176,510	3,625,522
EOG Resources, Inc.	2,307	303,786
EQT Corp.	1,298	103,022
Exxon Mobil Corp.	37,519	3,389,842
Galp Energia SGPS S.A., Class B	2,301	34,069
Hess Corp.	2,531	168,286
Idemitsu Kosan Co., Ltd.	200	15,386
INPEX Corp.	19	79,310
Japan Petroleum Exploration Co.	300	12,175
JX Holdings, Inc.	19,394	94,056
Kinder Morgan, Inc.	5,294	201,966
Lundin Petroleum AB*	1,922	38,119
Marathon Oil Corp.	6,026	208,379
Marathon Petroleum Corp.	2,744	194,989
Murphy Oil Corp.	1,509	91,883
Neste Oil Oyj	1,114	16,299
Newfield Exploration Co.*	1,109	26,494
Noble Energy, Inc.	3,004	180,360
Occidental Petroleum Corp.	6,778	604,801
OMV AG	1,298	58,627
Origin Energy Ltd.	9,380	107,832
Peabody Energy Corp.	2,245	32,867
Petroleo Brasileiro S.A. (ADR)	69,790	1,023,121
Phillips 66	5,246	309,042
Pioneer Natural Resources Co.	1,151	166,607
QEP Resources, Inc.	1,463	40,642
Range Resources Corp.	1,406	108,712
Repsol S.A.	95,855	2,022,516
Royal Dutch Shell plc, Class A	32,216	1,028,977
Royal Dutch Shell plc, Class B	175,197	5,798,297
Santos Ltd.	8,158	93,485
Showa Shell Sekiyu KK	1,500	12,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	2,994	$109,371
Spectra Energy Corp.	5,687	195,974
Statoil ASA	101,196	2,087,443
Talisman Energy, Inc.	78,900	900,257
Tesoro Corp.	1,182	61,842
TonenGeneral Sekiyu KK	2,000	19,379
Total S.A.	114,384	5,584,042
Tullow Oil plc	7,819	119,042
Valero Energy Corp.	4,578	159,177
Whitehaven Coal Ltd.	3,721	7,827
Williams Cos., Inc.	5,775	187,514
Woodside Petroleum Ltd.	5,652	180,968
WPX Energy, Inc.*	1,660	31,440

		43,939,142

Total Energy		61,802,024

Financials (15.8%)
Capital Markets (2.0%)
3i Group plc	8,440	43,337
Aberdeen Asset Management plc	8,187	47,666
Ameriprise Financial, Inc.	1,694	137,011
Bank of New York Mellon Corp.	92,107	2,583,601
BlackRock, Inc.	1,053	270,463
Charles Schwab Corp.	9,354	198,585
Credit Suisse Group AG (Registered)*	238,314	6,320,222
Daiwa Securities Group, Inc.	14,500	121,784
Deutsche Bank AG (Registered)	8,706	364,386
E*TRADE Financial Corp.*	2,533	32,068
Franklin Resources, Inc.	1,157	157,375
Goldman Sachs Group, Inc.	3,639	550,399
Hargreaves Lansdown plc	2,013	27,188
ICAP plc	4,751	26,267
Invesco Ltd.	3,785	120,363
Investec plc	4,602	28,956
Julius Baer Group Ltd.*	1,839	71,823
Legg Mason, Inc.	904	28,033
Macquarie Group Ltd.	2,609	99,904
Mediobanca S.p.A.	4,491	23,383
Morgan Stanley	112,581	2,750,354
Nomura Holdings, Inc.	31,400	231,432
Northern Trust Corp.	1,832	106,073
Partners Group Holding AG	148	40,073
Ratos AB, Class B	1,661	12,892
SBI Holdings, Inc.	1,750	19,321
Schroders plc	976	32,405
State Street Corp.	3,817	248,907
T. Rowe Price Group, Inc.	2,216	162,100
UBS AG (Registered)*	31,120	529,786

		15,386,157

Commercial Banks (6.2%)
Aozora Bank Ltd.	9,000	28,131
Australia & New Zealand Banking Group Ltd.	23,365	610,711
Banca Monte dei Paschi di Siena S.p.A.*	58,355	14,812
Banco Bilbao Vizcaya Argentaria S.A.	46,860	393,115
Banco de Sabadell S.A.	24,795	41,150

Banco Espirito Santo S.A. (Registered)*	18,026	$14,430
Banco Popular Espanol S.A.*	10,771	33,017
Banco Santander S.A.	92,312	589,014
Bank Hapoalim B.M.*	9,119	41,289
Bank Leumi Le-Israel B.M.*	10,767	35,815
Bank of East Asia Ltd.	10,400	37,478
Bank of Ireland*	180,129	36,811
Bank of Kyoto Ltd.	3,000	25,015
Bank of Yokohama Ltd.	10,000	51,623
Bankia S.A.*	34,425	26,617
Banque Cantonale Vaudoise (Registered)	26	12,910
Barclays plc	104,337	441,876
BB&T Corp.	5,957	201,823
Bendigo and Adelaide Bank Ltd.	3,513	32,353
BNP Paribas S.A.	139,987	7,648,436
BOC Hong Kong Holdings Ltd.	32,000	98,401
CaixaBank	9,915	30,471
Chiba Bank Ltd.	7,000	47,711
Chugoku Bank Ltd.	1,000	14,035
Comerica, Inc.	1,537	61,219
Commerzbank AG*	8,250	71,927
Commonwealth Bank of Australia	13,713	867,602
Credit Agricole S.A.*	8,640	74,259
Danske Bank A/S*	5,629	96,271
DBS Group Holdings Ltd.	201,088	2,459,064
DNB ASA	8,451	122,361
Erste Group Bank AG	2,022	53,968
Fifth Third Bancorp	7,269	131,205
Fukuoka Financial Group, Inc.	7,000	29,784
Gunma Bank Ltd.	3,000	16,576
Hachijuni Bank Ltd.	3,000	17,544
Hang Seng Bank Ltd.	6,600	97,604
Hiroshima Bank Ltd.	4,000	17,060
Hokuhoku Financial Group, Inc.	10,000	20,468
HSBC Holdings plc (Hong Kong Exchange)	357,114	3,741,017
HSBC Holdings plc (London Stock Exchange)	157,577	1,634,527
Huntington Bancshares, Inc./Ohio	7,150	56,342
ICICI Bank Ltd. (ADR)	35,980	1,376,235
Intesa Sanpaolo S.p.A.	1,535,489	2,460,362
Iyo Bank Ltd.	2,000	19,117
Joyo Bank Ltd.	6,000	32,849
KB Financial Group, Inc. (ADR)	62,765	1,859,727
KBC Groep N.V.	87,178	3,245,959
KeyCorp	7,956	87,834
Lloyds Banking Group plc*	6,632,320	6,371,219
M&T Bank Corp.	1,045	116,779
Mitsubishi UFJ Financial Group, Inc.	108,800	671,361
Mizrahi Tefahot Bank Ltd.*	1,185	11,891
Mizuho Financial Group, Inc.	197,424	410,056
National Australia Bank Ltd.	20,003	542,958
Natixis S.A.	7,530	31,521
Nishi-Nippon City Bank Ltd.	6,000	15,668
Nordea Bank AB	22,725	254,153
Oversea-Chinese Banking Corp., Ltd.	22,000	173,570
PNC Financial Services Group, Inc.	4,449	324,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Raiffeisen Bank International AG*	376	$10,963
Regions Financial Corp.	11,980	114,169
Resona Holdings, Inc.	16,351	79,628
Royal Bank of Scotland Group plc*	18,073	75,180
Seven Bank Ltd.	4,600	16,697
Shinsei Bank Ltd.	14,000	31,760
Shizuoka Bank Ltd.	5,000	53,892
Skandinaviska Enskilda Banken AB, Class A	12,972	123,992
Societe Generale S.A.	6,036	207,418
Standard Chartered plc	20,597	447,036
Sumitomo Mitsui Financial Group, Inc.	10,877	498,995
Sumitomo Mitsui Trust Holdings, Inc.	26,860	125,390
SunTrust Banks, Inc.	78,659	2,483,265
Suruga Bank Ltd.	2,000	36,338
Svenska Handelsbanken AB, Class A	4,241	170,245
Swedbank AB, Class A	7,734	177,374
U.S. Bancorp/Minnesota	15,657	566,001
UniCredit S.p.A.	560,022	2,622,772
Unione di Banche Italiane S.c.p.A.	7,829	28,350
United Overseas Bank Ltd.	11,000	172,355
Wells Fargo & Co.	41,554	1,714,934
Westpac Banking Corp.	26,506	700,082
Yamaguchi Financial Group, Inc.	2,000	19,702
Zions Bancorp	1,519	43,869

		48,601,929

Consumer Finance (0.6%)
Acom Co., Ltd.*	340	10,816
Aeon Credit Service Co., Ltd.	600	16,993
American Express Co.	56,768	4,243,976
Capital One Financial Corp.	4,908	308,271
Credit Saison Co., Ltd.	1,300	32,625
Discover Financial Services	4,183	199,278
SLM Corp.	3,768	86,136

		4,898,095

Diversified Financial Services (2.7%)
ASX Ltd.	1,673	50,599
Bank of America Corp.	218,637	2,811,672
Citigroup, Inc.	106,285	5,098,491
CME Group, Inc./Illinois	2,625	199,448
Deutsche Boerse AG	1,683	110,783
Eurazeo S.A.	292	15,646
Exor S.p.A.	534	15,792
First Pacific Co., Ltd.	18,000	19,286
Groupe Bruxelles Lambert S.A.	707	53,201
Hong Kong Exchanges and Clearing Ltd.	8,900	134,371
Industrivarden AB, Class C	911	15,215
ING Groep N.V. (CVA)*	587,905	5,356,726
IntercontinentalExchange, Inc.*	613	108,967
Investment AB Kinnevik, Class B	1,783	45,704
Investor AB, Class B	3,944	106,038
Japan Exchange Group, Inc.	400	40,411
JPMorgan Chase & Co.	107,556	5,677,881

Leucadia National Corp.	2,460	$64,501
London Stock Exchange Group plc	1,529	31,092
McGraw Hill Financial, Inc.	2,353	125,156
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,100	24,168
Moody’s Corp.	1,656	100,900
NASDAQ OMX Group, Inc.	1,064	34,889
NYSE Euronext	2,109	87,313
ORIX Corp.	9,400	128,423
Pargesa Holding S.A.	235	15,687
Pohjola Bank plc, Class A	1,258	18,487
Singapore Exchange Ltd.	7,000	38,824
Wendel S.A.	285	29,362

		20,559,033

Insurance (2.9%)
ACE Ltd.	36,437	3,260,383
Admiral Group plc	1,753	35,381
Aegon N.V.	14,837	99,247
Aflac, Inc.	3,903	226,842
Ageas	1,988	69,803
AIA Group Ltd.	102,400	433,705
Allianz SE (Registered)	3,894	568,953
Allstate Corp.	3,984	191,710
American International Group, Inc.*	12,469	557,364
AMP Ltd.	24,651	95,814
Aon plc	2,586	166,409
Assicurazioni Generali S.p.A.	10,082	176,114
Assurant, Inc.	625	31,819
Aviva plc	667,495	3,447,709
AXA S.A.	15,266	299,953
Baloise Holding AG (Registered)	410	39,869
Berkshire Hathaway, Inc., Class B*	15,395	1,723,008
Chubb Corp.	2,197	185,976
Cincinnati Financial Corp.	1,220	55,998
CNP Assurances S.A.	1,278	18,340
Dai-ichi Life Insurance Co., Ltd.	73	105,400
Delta Lloyd N.V.	1,571	31,481
Direct Line Insurance Group plc	7,045	24,966
Genworth Financial, Inc., Class A*	4,066	46,393
Gjensidige Forsikring ASA	1,722	25,330
Hannover Rueckversicherung SE (Registered)	547	39,388
Hartford Financial Services Group, Inc.	3,845	118,887
Insurance Australia Group Ltd.	17,938	89,244
Legal & General Group plc	50,693	132,152
Lincoln National Corp.	2,248	81,985
Loews Corp.	2,612	115,973
Mapfre S.A.	6,058	19,729
Marsh & McLennan Cos., Inc.	4,678	186,746
MetLife, Inc.	9,260	423,738
MS&AD Insurance Group Holdings, Inc.	4,411	112,165
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,228	3,170,870
NKSJ Holdings, Inc.	2,885	68,794
Old Mutual plc	42,015	115,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Principal Financial Group, Inc.	2,306	$86,360
Progressive Corp.	4,689	119,194
Prudential Financial, Inc.	3,949	288,396
Prudential plc	22,001	359,721
QBE Insurance Group Ltd.	9,995	137,937
Resolution Ltd.	11,894	51,557
RSA Insurance Group plc	30,543	55,281
Sampo Oyj, Class A	3,621	141,115
SCOR SE	1,408	43,207
Sony Financial Holdings, Inc.	1,600	25,279
Standard Life plc	20,309	106,783
Suncorp Group Ltd.	11,124	121,268
Swiss Life Holding AG (Registered)*	274	44,557
Swiss Reinsurance AG*	41,950	3,122,212
T&D Holdings, Inc.	5,000	67,252
Tokio Marine Holdings, Inc.	6,000	190,260
Torchmark Corp.	781	50,874
Travelers Cos., Inc.	3,163	252,787
Tryg A/S	238	19,617
Unum Group	2,291	67,287
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	14,074
XL Group plc	2,412	73,132
Zurich Insurance Group AG*	1,271	329,676

		22,360,936

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,370	246,583
Apartment Investment & Management Co. (REIT), Class A	1,149	34,516
Ascendas Real Estate Investment Trust (REIT)	16,000	28,150
AvalonBay Communities, Inc. (REIT)	1,024	138,148
Boston Properties, Inc. (REIT)	1,267	133,630
British Land Co. plc (REIT)	8,003	68,955
CapitaCommercial Trust (REIT)	17,000	19,649
CapitaMall Trust (REIT)	21,000	33,053
CFS Retail Property Trust Group (REIT)	17,577	32,150
Corio N.V. (REIT)	569	22,638
Dexus Property Group (REIT)	39,433	38,588
Equity Residential (REIT)	2,671	155,078
Federation Centres Ltd. (REIT)	10,960	23,756
Fonciere des Regions (REIT)	213	15,981
Gecina S.A. (REIT)	188	20,795
Goodman Group (REIT)	14,576	65,053
GPT Group (REIT)	15,105	53,047
Hammerson plc (REIT)	6,122	45,374
HCP, Inc. (REIT)	3,789	172,172
Health Care REIT, Inc. (REIT)	2,437	163,352
Host Hotels & Resorts, Inc. (REIT)	6,306	106,382
ICADE (REIT)	209	17,259
Intu Properties plc (REIT)	5,111	24,300
Japan Prime Realty Investment Corp. (REIT)	6	18,361
Japan Real Estate Investment Corp. (REIT)	5	55,808

Japan Retail Fund Investment Corp. (REIT)	18	$37,604
Kimco Realty Corp. (REIT)	3,362	72,048
Klepierre S.A. (REIT)	815	32,122
Land Securities Group plc (REIT)	6,713	90,258
Link REIT (REIT)	20,000	98,375
Macerich Co. (REIT)	1,155	70,420
Mirvac Group (REIT)	29,365	43,103
Nippon Building Fund, Inc. (REIT)	6	69,449
Nippon Prologis REIT, Inc. (REIT)	2	17,403
Nomura Real Estate Office Fund, Inc. (REIT)	3	13,158
Plum Creek Timber Co., Inc. (REIT)	1,338	62,444
Prologis, Inc. (REIT)	4,156	156,764
Public Storage (REIT)	1,225	187,829
Segro plc (REIT)	6,408	27,212
Simon Property Group, Inc. (REIT)	2,610	412,171
Stockland Corp., Ltd. (REIT)	18,711	59,550
Unibail-Rodamco SE (REIT)	810	188,726
United Urban Investment Corp. (REIT)	20	27,042
Ventas, Inc. (REIT)	2,472	171,705
Vornado Realty Trust (REIT)	1,415	117,233
Westfield Group (REIT)	18,076	189,119
Westfield Retail Trust (REIT)	24,933	70,688
Weyerhaeuser Co. (REIT)	4,867	138,661

		4,085,862

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	700	17,341
BGP Holdings plc*†(b)	177,813	—
CapitaLand Ltd.	23,000	55,890
CapitaMalls Asia Ltd.	12,361	17,798
CBRE Group, Inc., Class A*	2,649	61,881
Cheung Kong Holdings Ltd.	127,560	1,730,173
City Developments Ltd.	3,000	25,325
Daito Trust Construction Co., Ltd.	600	56,564
Daiwa House Industry Co., Ltd.	4,000	74,652
Global Logistic Properties Ltd.	26,000	56,410
Hang Lung Properties Ltd.	19,000	66,264
Henderson Land Development Co., Ltd.	8,800	52,532
Hulic Co., Ltd.	2,100	22,529
Hysan Development Co., Ltd.	5,000	21,693
Immofinanz AG*	8,239	30,779
Keppel Land Ltd.	7,000	18,501
Kerry Properties Ltd.	6,000	23,517
Lend Lease Group	4,667	35,639
Mitsubishi Estate Co., Ltd.	11,000	292,912
Mitsui Fudosan Co., Ltd.	7,000	205,878
New World Development Co., Ltd.	32,000	44,311
Nomura Real Estate Holdings, Inc.	1,100	24,334
NTT Urban Development Corp.	12	14,737
Sino Land Co., Ltd.	24,600	34,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Realty & Development Co., Ltd.	3,000	$119,631
Sun Hung Kai Properties Ltd.	14,000	180,685
Swire Pacific Ltd., Class A	158,260	1,916,003
Swire Properties Ltd.	526,332	1,557,406
Swiss Prime Site AG (Registered)*	440	32,352
Tokyo Tatemono Co., Ltd.	4,000	33,313
Tokyu Land Corp.	4,000	36,701
UOL Group Ltd.	4,000	21,207
Wharf Holdings Ltd.	13,400	112,645
Wheelock & Co., Ltd.	8,000	40,124

		7,034,362

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,307	39,452
People’s United Financial, Inc.	2,705	40,305

		79,757

Total Financials		123,006,131

Health Care (12.8%)
Biotechnology (1.6%)
Actelion Ltd. (Registered)*	960	57,831
Alexion Pharmaceuticals, Inc.*	1,626	149,982
Amgen, Inc.	49,307	4,864,628
Biogen Idec, Inc.*	2,002	430,830
Celgene Corp.*	3,506	409,886
CSL Ltd.	4,255	239,633
Elan Corp. plc*	4,389	61,443
Gilead Sciences, Inc.*	110,390	5,653,072
Grifols S.A.	1,265	46,434
Novozymes A/S, Class B	1,969	63,021
Regeneron Pharmaceuticals, Inc.*	642	144,373

		12,121,133

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	13,125	457,800
Baxter International, Inc.	4,565	316,218
Becton, Dickinson and Co.	1,644	162,476
Boston Scientific Corp.*	11,268	104,454
C.R. Bard, Inc.	653	70,968
CareFusion Corp.*	1,847	68,062
Cie Generale d’Optique Essilor International S.A.	1,758	187,046
Cochlear Ltd.	492	27,767
Coloplast A/S, Class B	980	54,951
Covidien plc	32,308	2,030,235
DENTSPLY International, Inc.	1,183	48,456
Edwards Lifesciences Corp.*	946	63,571
Elekta AB, Class B	3,172	48,246
Getinge AB, Class B	86,545	2,630,123
Intuitive Surgical, Inc.*	342	173,250
Medtronic, Inc.	100,117	5,153,022
Olympus Corp.*	1,600	48,639
Smith & Nephew plc	7,750	86,637
Sonova Holding AG (Registered)*	424	44,979
St. Jude Medical, Inc.	2,374	108,326
Stryker Corp.	2,420	156,526
Sysmex Corp.	600	39,262
Terumo Corp.	1,300	64,685

Varian Medical Systems, Inc.*	929	$62,661
William Demant Holding A/S*	226	18,691
Zimmer Holdings, Inc.	1,427	106,939

		12,333,990

Health Care Providers & Services (0.6%)
Aetna, Inc.	3,189	202,629
Alfresa Holdings Corp.	400	21,416
AmerisourceBergen Corp.	1,988	110,990
Cardinal Health, Inc.	2,902	136,974
Celesio AG	666	14,477
Cigna Corp.	2,411	174,773
DaVita HealthCare Partners, Inc.*	713	86,130
Express Scripts Holding Co.*	6,892	425,168
Fresenius Medical Care AG & Co. KGaA	1,812	128,614
Fresenius SE & Co. KGaA	1,072	132,155
Humana, Inc.	1,328	112,057
Laboratory Corp. of America Holdings*	775	77,578
McKesson Corp.	1,900	217,550
Medipal Holdings Corp.	1,300	17,616
Miraca Holdings, Inc.	500	22,989
Patterson Cos., Inc.	655	24,628
Quest Diagnostics, Inc.	33,552	2,034,258
Ramsay Health Care Ltd.	1,141	37,368
Sonic Healthcare Ltd.	3,210	43,478
Suzuken Co., Ltd.	600	20,206
Tenet Healthcare Corp.*	852	39,277
UnitedHealth Group, Inc.	8,642	565,878
WellPoint, Inc.	2,541	207,955

		4,854,164

Health Care Technology (0.0%)
Cerner Corp.*	1,240	119,152
M3, Inc.	5	11,232

		130,384

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,902	124,090
Life Technologies Corp.*	1,426	105,538
Lonza Group AG (Registered)*	443	33,370
PerkinElmer, Inc.	941	30,583
QIAGEN N.V.*	1,979	38,884
Thermo Fisher Scientific, Inc.	3,015	255,159
Waters Corp.*	705	70,535

		658,159

Pharmaceuticals (8.9%)
AbbVie, Inc.	13,374	552,881
Actavis, Inc.*	23,284	2,938,907
Allergan, Inc.	2,503	210,853
Astellas Pharma, Inc.	3,800	206,513
AstraZeneca plc	10,734	508,551
Bayer AG (Registered)	38,092	4,062,290
Bristol-Myers Squibb Co.	13,854	619,135
Chugai Pharmaceutical Co., Ltd.	1,900	39,387
Daiichi Sankyo Co., Ltd.	5,900	98,512
Dainippon Sumitomo Pharma Co., Ltd.	1,300	17,184
Eisai Co., Ltd.	2,200	89,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Eli Lilly and Co.	8,415	$413,345
Forest Laboratories, Inc.*	64,906	2,661,146
GlaxoSmithKline plc	304,963	7,643,976
Hisamitsu Pharmaceutical Co., Inc.	500	25,408
Hospira, Inc.*	1,383	52,983
Johnson & Johnson	23,697	2,034,624
Kyowa Hakko Kirin Co., Ltd.	2,000	22,626
Merck & Co., Inc.	147,007	6,828,475
Merck KGaA	20,008	3,048,382
Mitsubishi Tanabe Pharma Corp.	1,900	24,617
Mylan, Inc.*	3,224	100,041
Novartis AG (Registered)	74,264	5,275,649
Novo Nordisk A/S, Class B	3,478	542,024
Ono Pharmaceutical Co., Ltd.	700	47,500
Orion Oyj, Class B	845	19,820
Otsuka Holdings Co., Ltd.	3,200	105,666
Perrigo Co.	736	89,056
Pfizer, Inc.	320,340	8,972,723
Roche Holding AG	35,920	8,936,742
Salix Pharmaceuticals Ltd.*	28,700	1,898,505
Sanofi S.A.	100,004	10,364,152
Santen Pharmaceutical Co., Ltd.	600	25,832
Shionogi & Co., Ltd.	2,600	54,265
Shire plc	4,864	154,246
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,295
Takeda Pharmaceutical Co., Ltd.	6,800	307,159
Teva Pharmaceutical Industries Ltd.	7,254	280,384
Tsumura & Co.	500	14,741
UCB S.A.	942	50,744
Zoetis, Inc.	4,169	128,783

		69,488,848

Total Health Care		99,586,678

Industrials (7.7%)
Aerospace & Defense (1.1%)
BAE Systems plc	391,852	2,282,631
Boeing Co.	5,776	591,693
Cobham plc	9,341	37,237
Embraer S.A. (ADR)	53,850	1,986,527
European Aeronautic Defence and Space Co. N.V.	4,968	265,551
Finmeccanica S.p.A.*	3,870	19,384
General Dynamics Corp.	2,775	217,366
Honeywell International, Inc.	6,658	528,246
L-3 Communications Holdings, Inc.	770	66,020
Lockheed Martin Corp.	2,237	242,625
Meggitt plc	6,743	53,074
Northrop Grumman Corp.	1,973	163,364
Precision Castparts Corp.	1,245	281,382
Raytheon Co.	2,705	178,855
Rockwell Collins, Inc.	1,186	75,204
Rolls-Royce Holdings plc*	16,177	279,014
Rolls-Royce Holdings plc (Preference)*†(b)	1,925,063	2,928
Safran S.A.	2,137	111,613
Singapore Technologies Engineering Ltd.	14,000	46,280

Textron, Inc.	2,260	$58,873
Thales S.A.	788	36,797
United Technologies Corp.	7,134	663,034
Zodiac Aerospace	295	39,051

		8,226,749

Air Freight & Logistics (1.7%)
C.H. Robinson Worldwide, Inc.	1,378	77,595
Deutsche Post AG (Registered)	91,959	2,285,642
Expeditors International of Washington, Inc.	1,759	66,860
FedEx Corp.	32,445	3,198,428
TNT Express N.V.	404,117	3,030,921
Toll Holdings Ltd.	5,996	29,173
United Parcel Service, Inc., Class B	49,506	4,281,279
Yamato Holdings Co., Ltd.	3,300	69,573

		13,039,471

Airlines (0.4%)
All Nippon Airways Co., Ltd.	9,000	18,693
Cathay Pacific Airways Ltd.	10,000	17,483
Deutsche Lufthansa AG (Registered)*	154,706	3,140,413
easyJet plc	1,354	26,690
International Consolidated Airlines Group S.A.*	8,125	32,637
Japan Airlines Co., Ltd.	515	26,482
Qantas Airways Ltd.*	8,911	11,002
Singapore Airlines Ltd.	5,000	40,000
Southwest Airlines Co.	6,038	77,830

		3,391,230

Building Products (0.3%)
Asahi Glass Co., Ltd.	9,000	58,621
Assa Abloy AB, Class B	2,866	112,313
Cie de Saint-Gobain S.A.	51,111	2,069,041
Daikin Industries Ltd.	2,000	80,863
Geberit AG (Registered)	326	80,866
LIXIL Group Corp.	2,200	53,614
Masco Corp.	2,972	57,924
TOTO Ltd.	3,000	30,520

		2,543,762

Commercial Services & Supplies (0.3%)
ADT Corp.*	34,140	1,360,479
Aggreko plc	2,310	57,690
Avery Dennison Corp.	894	38,228
Babcock International Group plc	3,118	52,308
Brambles Ltd.	13,457	114,948
Cintas Corp.	931	42,398
Dai Nippon Printing Co., Ltd.	5,000	45,725
Edenred	1,736	53,102
G4S plc	12,246	42,913
Iron Mountain, Inc.	1,376	36,615
Park24 Co., Ltd.	800	14,511
Pitney Bowes, Inc.	1,684	24,721
Republic Services, Inc.	2,506	85,054
Secom Co., Ltd.	1,800	98,004
Securitas AB, Class B	2,559	22,380
Serco Group plc	4,328	40,582
Societe BIC S.A.	248	24,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Stericycle, Inc.*	708	$78,184
Toppan Printing Co., Ltd.	5,000	34,735
Tyco International Ltd.	3,985	131,306
Waste Management, Inc.	3,646	147,043

		2,545,782

Construction & Engineering (0.5%)
ACS Actividades de Construccion y Servicios S.A.	1,159	30,700
Bouygues S.A.	1,637	41,785
Chiyoda Corp.	1,000	11,767
Ferrovial S.A.	3,383	54,075
Fluor Corp.	1,362	80,780
Foster Wheeler AG*	129,380	2,808,840
Hochtief AG	266	17,392
Jacobs Engineering Group, Inc.*	1,144	63,069
JGC Corp.	2,000	71,990
Kajima Corp.	7,000	23,220
Kinden Corp.	1,000	8,590
Koninklijke Boskalis Westminster N.V.	611	22,281
Leighton Holdings Ltd.	1,281	18,100
Obayashi Corp.	6,000	31,155
Quanta Services, Inc.*	1,788	47,310
Shimizu Corp.	5,000	20,115
Skanska AB, Class B	3,287	54,554
Taisei Corp.	9,000	32,577
Vinci S.A.	3,920	196,726

		3,635,026

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	18,779	407,768
Alstom S.A.*	1,782	58,360
Eaton Corp. plc	3,965	260,937
Emerson Electric Co.	6,073	331,221
Fuji Electric Co., Ltd.	4,000	14,116
Furukawa Electric Co., Ltd.	5,000	11,595
Legrand S.A.	2,137	99,137
Mabuchi Motor Co., Ltd.	200	10,688
Mitsubishi Electric Corp.	17,000	159,236
Nidec Corp.	900	62,795
Prysmian S.p.A.	1,760	32,874
Rockwell Automation, Inc.	1,154	95,943
Roper Industries, Inc.	836	103,848
Schneider Electric S.A.	4,505	326,797
Shanghai Electric Group Co., Ltd., Class H	2,852,000	956,054
Sumitomo Electric Industries Ltd.	6,500	77,727

		3,009,096

Industrial Conglomerates (1.5%)
3M Co.	5,368	586,991
Danaher Corp.	4,920	311,436
General Electric Co.	190,346	4,414,124
Hopewell Holdings Ltd.	5,000	16,664
Hutchison Whampoa Ltd.	18,000	189,259
Keppel Corp., Ltd.	12,300	100,923
Koninklijke Philips N.V.	74,472	2,030,334
NWS Holdings Ltd.	13,000	20,013
SembCorp Industries Ltd.	9,000	35,148
Siemens AG (Registered)	40,341	4,077,391
Smiths Group plc	3,398	67,600

Toshiba Corp.	35,000	$168,330

		12,018,213

Machinery (0.6%)
Alfa Laval AB	2,687	54,893
Amada Co., Ltd.	3,000	19,812
Andritz AG	644	33,049
Atlas Copco AB, Class A	5,801	140,135
Atlas Copco AB, Class B	3,370	72,264
Caterpillar, Inc.	5,523	455,592
Cummins, Inc.	1,482	160,738
Deere & Co.	3,264	265,200
Dover Corp.	1,469	114,083
FANUC Corp.	1,600	231,982
Fiat Industrial S.p.A.	7,394	82,433
Flowserve Corp.	1,182	63,840
GEA Group AG	1,505	53,343
Hino Motors Ltd.	2,000	29,361
Hitachi Construction Machinery Co., Ltd.	900	18,194
IHI Corp.	11,000	41,702
Illinois Tool Works, Inc.	3,508	242,648
IMI plc	2,775	52,336
Ingersoll-Rand plc	2,378	132,027
Invensys plc	5,620	35,268
Invensys plc (Preference)*†(b)	7,026	8,196
Japan Steel Works Ltd.	3,000	16,515
Joy Global, Inc.	870	42,221
JTEKT Corp.	1,900	21,379
Kawasaki Heavy Industries Ltd.	12,000	36,903
Komatsu Ltd.	8,100	187,269
Kone Oyj, Class B	1,346	106,961
Kubota Corp.	9,000	131,397
Kurita Water Industries Ltd.	900	19,065
Makita Corp.	1,000	54,043
MAN SE	301	32,872
Melrose Industries plc	10,399	39,430
Metso Oyj	1,105	37,569
Mitsubishi Heavy Industries Ltd.	26,000	144,444
Nabtesco Corp.	900	18,721
NGK Insulators Ltd.	2,000	24,803
NSK Ltd.	4,000	38,274
PACCAR, Inc.	3,011	161,570
Pall Corp.	966	64,171
Parker Hannifin Corp.	1,280	122,112
Pentair Ltd. (Registered)	1,753	101,131
Sandvik AB	9,105	108,889
Scania AB, Class B	2,765	55,373
Schindler Holding AG	419	58,377
Schindler Holding AG (Registered)	198	26,832
SembCorp Marine Ltd.	7,000	23,858
SKF AB, Class B	3,389	79,392
SMC Corp.	500	100,424
Snap-on, Inc.	481	42,992
Stanley Black & Decker, Inc.	1,345	103,969
Sulzer AG (Registered)	207	33,114
Sumitomo Heavy Industries Ltd.	5,000	21,073
THK Co., Ltd.	1,100	23,125
Vallourec S.A.	892	45,137
Volvo AB, Class B	12,577	168,416
Wartsila Oyj	1,449	63,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Weir Group plc	1,827	$59,771
Xylem, Inc.	1,521	40,976
Yangzijiang Shipbuilding Holdings Ltd.	19,735	12,923
Zardoya Otis S.A.	1,413	20,029

		4,795,668

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	33,717
A. P. Moller - Maersk A/S, Class B	11	78,784
Kuehne + Nagel International AG (Registered)	472	51,820
Mitsui O.S.K. Lines Ltd.*	10,000	39,020
Nippon Yusen KK	14,000	37,124
Orient Overseas International Ltd.	2,000	12,919

		253,384

Professional Services (0.4%)
Adecco S.A. (Registered)*	1,144	65,221
ALS Ltd.	2,900	25,408
Bureau Veritas S.A.	1,896	49,100
Capita plc	5,672	83,335
Dun & Bradstreet Corp.	355	34,595
Equifax, Inc.	1,022	60,227
Experian plc	8,691	151,088
Intertek Group plc	1,388	61,707
Randstad Holding N.V.	54,884	2,250,352
Robert Half International, Inc.	1,219	40,507
Seek Ltd.	2,741	22,737
SGS S.A. (Registered)	48	103,109

		2,947,386

Road & Rail (0.3%)
Asciano Ltd.	8,573	39,359
Aurizon Holdings Ltd.	17,339	65,967
Central Japan Railway Co.	1,200	146,763
ComfortDelGro Corp., Ltd.	16,000	23,164
CSX Corp.	8,596	199,341
DSV A/S	1,660	40,471
East Japan Railway Co.	2,897	225,205
Hankyu Hanshin Holdings, Inc.	10,000	56,967
Kansas City Southern	927	98,225
Keikyu Corp.	4,000	34,362
Keio Corp.	5,000	34,382
Keisei Electric Railway Co., Ltd.	2,000	18,734
Kintetsu Corp.	14,000	61,545
MTR Corp., Ltd.	12,000	44,249
Nippon Express Co., Ltd.	7,000	33,243
Norfolk Southern Corp.	2,674	194,266
Odakyu Electric Railway Co., Ltd.	5,000	48,800
Ryder System, Inc.	428	26,018
Tobu Railway Co., Ltd.	9,000	46,370
Tokyu Corp.	10,000	65,436
Union Pacific Corp.	3,932	606,629
West Japan Railway Co.	1,500	63,672

		2,173,168

Trading Companies & Distributors (0.2%)
Brenntag AG	450	$68,356
Bunzl plc	2,868	55,835
Fastenal Co.	2,255	103,392
ITOCHU Corp.	13,000	150,081
Marubeni Corp.	14,000	93,587
Mitsubishi Corp.	12,200	208,992
Mitsui & Co., Ltd.	15,000	188,445
Noble Group Ltd.	33,818	25,880
Rexel S.A.	1,277	28,723
Sojitz Corp.	10,600	17,635
Sumitomo Corp.	9,800	122,228
Toyota Tsusho Corp.	1,900	48,985
Travis Perkins plc	2,092	46,327
W.W. Grainger, Inc.	508	128,107
Wolseley plc	2,354	108,591

		1,395,164

Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.	3,255	56,774
Aeroports de Paris S.A.	268	26,062
Atlantia S.p.A.	2,899	47,282
Auckland International Airport Ltd.	7,833	18,028
Fraport AG	328	19,844
Groupe Eurotunnel S.A. (Registered)	4,920	37,426
Hutchison Port Holdings Trust, Class U	46,000	33,810
Kamigumi Co., Ltd.	2,000	16,112
Koninklijke Vopak N.V.	619	36,519
Mitsubishi Logistics Corp.	1,000	13,965
Sydney Airport	1,602	4,952
Transurban Group	11,528	71,270

		382,044

Total Industrials		60,356,143

Information Technology (9.4%)
Communications Equipment (1.8%)
AAC Technologies Holdings, Inc.	6,500	36,707
Brocade Communications Systems, Inc.*	341,940	1,969,574
Cisco Systems, Inc.	347,163	8,439,533
F5 Networks, Inc.*	670	46,096
Harris Corp.	904	44,522
JDS Uniphase Corp.*	1,844	26,517
Juniper Networks, Inc.*	4,177	80,658
Motorola Solutions, Inc.	2,306	133,125
Nokia Oyj*	32,386	119,974
QUALCOMM, Inc.	14,575	890,241
Telefonaktiebolaget LM Ericsson, Class B	213,946	2,423,047

		14,209,994

Computers & Peripherals (0.9%)
Apple, Inc.	7,920	3,136,953
Dell, Inc.	12,416	165,754
EMC Corp.	17,755	419,373
Gemalto N.V.	684	61,931
Hewlett-Packard Co.	94,372	2,340,426
NEC Corp.	22,000	48,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NetApp, Inc.*	3,053	$115,342
SanDisk Corp.*	2,052	125,377
Seagate Technology plc	2,648	118,710
Western Digital Corp.	1,801	111,824

		6,643,825

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,345	104,829
Citizen Holdings Co., Ltd.	2,400	13,406
Corning, Inc.	12,460	177,306
Flextronics International Ltd.*	235,990	1,826,563
FLIR Systems, Inc.	1,156	31,177
Fujifilm Holdings Corp.	4,100	90,326
Hamamatsu Photonics KK	600	21,688
Hexagon AB, Class B	2,046	54,704
Hirose Electric Co., Ltd.	300	39,564
Hitachi High-Technologies Corp.	600	14,465
Hitachi Ltd.	41,400	265,898
Hoya Corp.	3,800	78,506
Ibiden Co., Ltd.	1,000	15,598
Jabil Circuit, Inc.	1,627	33,158
Keyence Corp.	340	108,500
Kyocera Corp.	1,400	142,569
Molex, Inc.	1,147	33,653
Murata Manufacturing Co., Ltd.	1,700	129,411
Nippon Electric Glass Co., Ltd.	3,000	14,610
Omron Corp.	1,800	53,575
Shimadzu Corp.	2,000	16,092
TDK Corp.	1,100	37,986
TE Connectivity Ltd.	3,500	159,390
Yaskawa Electric Corp.	2,000	24,339
Yokogawa Electric Corp.	1,700	20,346

		3,507,659

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,544	65,697
DeNA Co., Ltd.	900	17,677
eBay, Inc.*	9,842	509,028
Google, Inc., Class A*	2,268	1,996,679
Gree, Inc.	700	6,211
United Internet AG (Registered)	784	22,130
VeriSign, Inc.*	1,297	57,924
Yahoo! Japan Corp.	126	62,124
Yahoo!, Inc.*	8,002	200,930

		2,938,400

IT Services (1.0%)
Accenture plc, Class A	25,171	1,811,305
Amadeus IT Holding S.A., Class A	3,249	103,845
AtoS	470	34,883
Automatic Data Processing, Inc.	4,113	283,221
Cap Gemini S.A.	1,279	62,181
Cognizant Technology Solutions Corp., Class A*	2,563	160,469
Computer Sciences Corp.	1,280	56,026
Computershare Ltd.	3,681	34,574
Fidelity National Information Services, Inc.	2,467	105,686
Fiserv, Inc.*	1,151	100,609
Fujitsu Ltd.	16,000	66,142
Global Payments, Inc.	39,820	1,844,462

International Business Machines Corp.	8,795	$1,680,812
ITOCHU Techno-Solutions Corp.	200	8,278
Mastercard, Inc., Class A	883	507,284
Nomura Research Institute Ltd.	800	26,054
NTT Data Corp.	11	39,040
Otsuka Corp.	100	11,111
Paychex, Inc.	2,799	102,220
SAIC, Inc.	2,438	33,961
Teradata Corp.*	1,396	70,121
Total System Services, Inc.	1,349	33,024
Visa, Inc., Class A	4,278	781,805
Western Union Co.	4,776	81,717

		8,038,830

Office Electronics (0.1%)
Brother Industries Ltd.	2,000	22,525
Canon, Inc.	9,700	316,389
Konica Minolta Holdings, Inc.	4,000	30,208
Ricoh Co., Ltd.	6,000	71,385
Xerox Corp.	10,354	93,911

		534,418

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	4,777	19,490
Advantest Corp.	1,200	19,746
Altera Corp.	2,630	86,764
Analog Devices, Inc.	2,587	116,570
Applied Materials, Inc.	267,437	3,987,486
ARM Holdings plc	11,897	143,853
ASM Pacific Technology Ltd.	1,700	18,729
ASML Holding N.V.	3,076	242,715
Broadcom Corp., Class A	4,467	150,806
First Solar, Inc.*	602	26,927
Infineon Technologies AG	9,390	78,591
Intel Corp.	41,933	1,015,617
KLA-Tencor Corp.	1,388	77,353
Lam Research Corp.*	1,388	61,544
Linear Technology Corp.	1,993	73,422
LSI Corp.*	4,788	34,186
Mellanox Technologies Ltd.*	308	15,207
Microchip Technology, Inc.	1,672	62,282
Micron Technology, Inc.*	8,739	125,230
NVIDIA Corp.	4,865	68,256
Rohm Co., Ltd.	800	32,265
Samsung Electronics Co., Ltd. (GDR)(m)	9,470	5,521,010
STMicroelectronics N.V.	5,519	49,719
Sumco Corp.	1,000	11,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	106,893	1,958,280
Teradyne, Inc.*	1,502	26,390
Texas Instruments, Inc.	9,361	326,418
Tokyo Electron Ltd.	1,500	75,923
Xilinx, Inc.	2,167	85,835

		14,511,614

Software (2.9%)
Adobe Systems, Inc.*	4,291	195,498
Autodesk, Inc.*	1,882	63,875
BMC Software, Inc.*	1,112	50,196
CA, Inc.	2,728	78,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Citrix Systems, Inc.*	1,555	$93,813
Dassault Systemes S.A.	528	64,590
Electronic Arts, Inc.*	2,645	60,756
GungHo Online Entertainment, Inc.*	30	32,668
Intuit, Inc.	2,396	146,228
Konami Corp.	800	16,979
Microsoft Corp.	262,382	9,060,050
Nexon Co., Ltd.	1,000	11,030
NICE Systems Ltd.	523	19,007
Nintendo Co., Ltd.	900	106,171
Oracle Corp.	90,032	2,765,783
Oracle Corp. Japan	300	12,447
Red Hat, Inc.*	1,602	76,608
Sage Group plc	9,951	51,489
Salesforce.com, Inc.*	4,536	173,184
SAP AG	44,568	3,263,752
Software AG	51,890	1,553,142
Symantec Corp.	78,547	1,764,951
Trend Micro, Inc.	102,400	3,252,269

		22,912,589

Total Information Technology		73,297,329

Materials (4.3%)
Chemicals (2.3%)
Air Liquide S.A.	2,699	333,293
Air Products and Chemicals, Inc.	1,778	162,811
Air Water, Inc.	1,000	14,085
Airgas, Inc.	569	54,317
Akzo Nobel N.V.	59,958	3,380,490
Arkema S.A.	546	50,126
Asahi Kasei Corp.	11,000	72,757
BASF SE	7,844	700,722
CF Industries Holdings, Inc.	496	85,064
Croda International plc	1,172	44,154
Daicel Corp.	2,000	17,524
Dow Chemical Co.	67,906	2,184,536
E.I. du Pont de Nemours & Co.	7,771	407,978
Eastman Chemical Co.	1,293	90,523
Ecolab, Inc.	2,261	192,615
EMS-Chemie Holding AG (Registered)	70	20,714
FMC Corp.	1,117	68,204
Fuchs Petrolub AG (Preference)	303	24,118
Givaudan S.A. (Registered)*	72	92,920
Hitachi Chemical Co., Ltd.	900	14,093
Incitec Pivot Ltd.	14,098	36,875
International Flavors & Fragrances, Inc.	661	49,681
Israel Chemicals Ltd.	3,844	37,969
Israel Corp., Ltd.*	20	12,041
Johnson Matthey plc	1,771	70,788
JSR Corp.	1,600	32,361
K+S AG (Registered)	1,488	55,016
Kaneka Corp.	2,000	13,208
Kansai Paint Co., Ltd.	2,000	25,529
Koninklijke DSM N.V.	1,333	86,859
Kuraray Co., Ltd.	3,000	42,105
Lanxess AG	718	43,253
Linde AG	1,599	298,360

LyondellBasell Industries N.V., Class A	44,375	$2,940,288
Mitsubishi Chemical Holdings Corp.	12,000	56,382
Mitsubishi Gas Chemical Co., Inc.	3,000	22,051
Mitsui Chemicals, Inc.	7,000	15,810
Monsanto Co.	4,509	445,489
Mosaic Co.	2,315	124,570
Nitto Denko Corp.	1,400	90,058
Orica Ltd.	3,157	59,621
Potash Corp. of Saskatchewan, Inc.	98,680	3,762,668
PPG Industries, Inc.	1,199	175,546
Praxair, Inc.	2,517	289,858
Sherwin-Williams Co.	709	125,209
Shin-Etsu Chemical Co., Ltd.	3,500	232,204
Showa Denko KK	13,000	17,171
Sigma-Aldrich Corp.	1,004	80,681
Sika AG	19	49,202
Solvay S.A.	515	67,504
Sumitomo Chemical Co., Ltd.	13,000	40,895
Syngenta AG (Registered)	802	313,821
Taiyo Nippon Sanso Corp.	2,000	13,813
Teijin Ltd.	8,000	17,584
Toray Industries, Inc.	12,000	77,677
Ube Industries Ltd.	8,000	14,842
Umicore S.A.	990	41,146
Yara International ASA	1,616	64,434

		17,953,613

Construction Materials (0.7%)
Boral Ltd.	6,433	24,769
CRH plc	249,743	5,054,962
Fletcher Building Ltd.	5,870	38,348
HeidelbergCement AG	1,213	81,582
Holcim Ltd. (Registered)*	1,975	137,689
Imerys S.A.	317	19,424
James Hardie Industries plc (CDI)	3,754	32,238
Lafarge S.A.	1,612	99,122
Taiheiyo Cement Corp.	10,000	31,962
Vulcan Materials Co.	1,071	51,847

		5,571,943

Containers & Packaging (0.4%)
Amcor Ltd.	10,426	96,686
Ball Corp.	1,299	53,960
Bemis Co., Inc.	896	35,069
MeadWestvaco Corp.	1,536	52,393
Owens-Illinois, Inc.*	1,354	37,628
Rexam plc	328,612	2,386,557
Sealed Air Corp.	1,613	38,631
Toyo Seikan Kaisha Ltd.	1,300	20,015

		2,720,939

Metals & Mining (0.9%)
Alcoa, Inc.	8,820	68,972
Allegheny Technologies, Inc.	888	23,363
Alumina Ltd.*	22,810	20,548
Anglo American plc	11,899	229,118
Antofagasta plc	3,407	41,196
ArcelorMittal S.A.	8,368	93,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

BHP Billiton Ltd.	27,427	$786,865
BHP Billiton plc	18,151	464,346
Boliden AB	2,373	29,423
Cliffs Natural Resources, Inc.	1,227	19,939
Daido Steel Co., Ltd.	2,000	10,143
Fortescue Metals Group Ltd.	12,125	33,710
Freeport-McMoRan Copper & Gold, Inc.	8,734	241,146
Fresnillo plc	1,550	20,793
Glencore Xstrata plc	85,350	353,286
Hitachi Metals Ltd.	1,000	11,252
Iluka Resources Ltd.	3,619	33,064
JFE Holdings, Inc.	4,200	92,190
Kobe Steel Ltd.*	22,000	27,284
Maruichi Steel Tube Ltd.	300	7,662
Mitsubishi Materials Corp.	9,000	31,670
Newcrest Mining Ltd.	6,608	59,648
Newmont Mining Corp.	4,167	124,802
Nippon Steel & Sumitomo Metal Corp.	65,050	175,775
Norsk Hydro ASA	8,067	32,192
Nucor Corp.	2,712	117,484
POSCO (ADR)	39,545	2,573,589
Randgold Resources Ltd.	754	46,847
Rio Tinto Ltd.	3,769	180,516
Rio Tinto plc	10,852	442,838
Sumitomo Metal Mining Co., Ltd.	4,000	44,606
ThyssenKrupp AG*	3,336	65,547
United States Steel Corp.	1,189	20,843
Vedanta Resources plc	916	14,211
Voestalpine AG	913	32,241
Yamato Kogyo Co., Ltd.	300	9,180

		6,579,679

Paper & Forest Products (0.0%)
International Paper Co.	3,720	164,833
Oji Holdings Corp.	7,000	28,232
Stora Enso Oyj, Class R	4,771	31,982
UPM-Kymmene Oyj	4,540	44,499

		269,546

Total Materials		33,095,720

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	45,402	1,607,231
Belgacom S.A.	1,296	29,074
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	20,883
BT Group plc	67,295	316,473
CenturyLink, Inc.	5,127	181,239
Deutsche Telekom AG (Registered)	24,282	283,322
Elisa Oyj	1,238	24,188
France Telecom S.A.	16,043	151,773
Frontier Communications Corp.	8,231	33,336
Hellenic Telecommunications Organization S.A.*	2,093	16,346
HKT Trust/HKT Ltd.	19,000	18,226
Iliad S.A.	198	42,821
Inmarsat plc	3,884	39,786
Koninklijke (Royal) KPN N.V.	26,010	54,068

Nippon Telegraph & Telephone Corp.	3,728	$193,203
PCCW Ltd.	31,000	14,509
Portugal Telecom SGPS S.A. (Registered)	5,461	21,254
Singapore Telecommunications Ltd.	1,256,350	3,736,836
Swisscom AG (Registered)	202	88,452
TDC A/S	6,341	51,391
Telecom Corp. of New Zealand Ltd.	16,649	29,030
Telecom Italia S.p.A.	81,234	56,464
Telecom Italia S.p.A. (RNC)	52,198	29,012
Telefonica Deutschland Holding AG	2,385	17,261
Telefonica S.A.	226,183	2,898,477
Telekom Austria AG	2,024	12,814
Telenor ASA	111,403	2,208,125
TeliaSonera AB	20,338	132,623
Telstra Corp., Ltd.	37,665	164,310
Verizon Communications, Inc.	24,157	1,216,063
Vivendi S.A.	180,941	3,426,843
Windstream Corp.	5,117	39,452
Ziggo N.V.	1,452	58,117

		17,213,002

Wireless Telecommunication Services (1.8%)
Crown Castle International Corp.*	2,464	178,369
KDDI Corp.	4,600	239,322
Millicom International Cellular S.A. (SDR)	543	39,117
NTT DOCOMO, Inc.	132	205,094
Softbank Corp.	8,100	472,868
Sprint Nextel Corp.*	606,582	4,258,206
StarHub Ltd.	4,919	16,222
Tele2 AB, Class B	2,756	32,364
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	1,059,931
Vodafone Group plc	2,699,743	7,713,448

		14,214,941

Total Telecommunication Services		31,427,943

Utilities (1.0%)
Electric Utilities (0.5%)
Acciona S.A.	194	10,240
American Electric Power Co., Inc.	4,099	183,553
Cheung Kong Infrastructure Holdings Ltd.	5,000	33,329
Chubu Electric Power Co., Inc.	5,600	79,387
Chugoku Electric Power Co., Inc.	2,600	40,843
CLP Holdings Ltd.	15,500	125,402
Contact Energy Ltd.	3,230	12,816
Duke Energy Corp.	5,993	404,528
EDF S.A.	2,079	48,264
Edison International	2,783	134,029
EDP - Energias de Portugal S.A.	16,545	53,301
Enel S.p.A.	56,873	178,409
Entergy Corp.	1,498	104,381
Exelon Corp.	7,299	225,393
FirstEnergy Corp.	3,562	133,005
Fortum Oyj	3,844	72,051
Hokkaido Electric Power Co., Inc.*	1,700	23,243
Hokuriku Electric Power Co.	1,500	23,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Iberdrola S.A.	40,101	$211,713
Kansai Electric Power Co., Inc.*	6,000	82,214
Kyushu Electric Power Co., Inc.*	3,700	55,810
NextEra Energy, Inc.	3,572	291,047
Northeast Utilities	2,604	109,420
Pepco Holdings, Inc.	2,100	42,336
Pinnacle West Capital Corp.	903	50,089
Power Assets Holdings Ltd.	12,000	103,506
PPL Corp.	5,002	151,361
Red Electrica Corporacion S.A.	937	51,530
Shikoku Electric Power Co., Inc.*	1,500	27,087
Southern Co.	7,351	324,400
SP AusNet	14,553	15,639
SSE plc	8,119	188,069
Terna Rete Elettrica Nazionale S.p.A.	12,874	53,490
Tohoku Electric Power Co., Inc.*	3,900	48,720
Tokyo Electric Power Co., Inc.*	12,500	64,655
Verbund AG	548	10,407
Xcel Energy, Inc.	4,169	118,149

		3,885,379

Gas Utilities (0.1%)
AGL Resources, Inc.	972	41,660
APA Group	7,062	38,687
Enagas S.A.	1,556	38,451
Gas Natural SDG S.A.	3,008	60,649
Hong Kong & China Gas Co., Ltd.	50,348	123,078
ONEOK, Inc.	1,783	73,656
Osaka Gas Co., Ltd.	16,000	67,594
Snam S.p.A.	17,327	78,938
Toho Gas Co., Ltd.	4,000	20,690
Tokyo Gas Co., Ltd.	21,000	116,031

		659,434

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	5,035	60,370
Electric Power Development Co., Ltd.	1,000	31,256
Enel Green Power S.p.A.	15,107	31,364
NRG Energy, Inc.	2,728	72,838

		195,828

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	61,976
Ameren Corp.	1,984	68,329
CenterPoint Energy, Inc.	3,533	82,990
Centrica plc	44,715	244,969
CMS Energy Corp.	2,306	62,654
Consolidated Edison, Inc.	2,499	145,717
Dominion Resources, Inc.	4,837	274,838
DTE Energy Co.	1,486	99,577
E.ON SE	15,557	255,349
GDF Suez S.A.	11,333	221,938
Integrys Energy Group, Inc.	639	37,401
National Grid plc	31,283	354,946
NiSource, Inc.	2,592	74,235
PG&E Corp.	3,719	170,070
Public Service Enterprise Group, Inc.	4,319	141,058
RWE AG	4,228	134,943
RWE AG (Preference)	330	10,202

SCANA Corp.	1,149	$56,416
Sempra Energy	1,881	153,790
Suez Environnement Co. S.A.	2,316	29,917
TECO Energy, Inc.	1,778	30,564
Veolia Environnement S.A.	2,922	33,246
Wisconsin Energy Corp.	1,937	79,398

		2,824,523

Water Utilities (0.0%)
Severn Trent plc	2,063	52,211
United Utilities Group plc	5,928	61,671

		113,882

Total Utilities		7,679,046

Total Common Stocks (77.6%) (Cost $496,748,988)		605,068,569

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol S.A., expiring 7/4/13*	95,855	53,401

Total Energy		53,401

Financials (0.0%)
Diversified Financial Services (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	2,250	61

Real Estate Management & Development (0.0%)
New World Development Co., Ltd., expiring 12/31/49*†(b)	400	—

Total Financials		61

Total Rights (0.0%) (Cost $—)		53,462

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
Royal Bank of Canada 0.03%, 7/1/13 (p)	$12,000,000	12,000,000

Total Time Deposits		12,000,000

Total Short-Term Investments (1.5%) (Cost $12,000,000)		12,000,000

Total Investments (79.1%) (Cost $508,748,988)		617,122,031
Other Assets Less Liabilities (20.9%)		162,867,675

Net Assets (100%)		$779,989,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

*	Non-income producing.
†	Securities (totaling $11,124 or 0.0% of net assets) at fair value by management.
(b)	Illiquid security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $5,521,010 or 0.7% of net assets.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Country Diversification As a Percentage of Total Net Assets
Australia	1.0%
Austria	0.0	#
Belgium	0.5
Bermuda	0.0	#
Brazil	0.4
Canada	0.6
China	0.2
Denmark	0.1
Finland	0.1
France	5.0
Germany	3.9
Greece	0.0	#
Hong Kong	1.0
India	0.2
Ireland	1.3
Israel	0.1
Italy	1.3
Japan	5.3
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	4.0
New Zealand	0.0	#
Norway	0.6
Portugal	0.0	#
Singapore	1.2
South Korea	1.6
Spain	1.1
Sweden	1.0
Switzerland	5.1
Taiwan	0.3
Turkey	0.1
United Kingdom	8.0
United States	35.1
Cash and Other	20.9

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$276,131	$—	$—	$299,953	$12,176	$—

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,047	September-13	$36,661,980	$35,406,260	$(1,255,720)
FTSE 100 Index	235	September-13	22,451,085	22,022,633	(428,452)
S&P 500 E-Mini Index	989	September-13	80,141,599	79,085,385	(1,056,214)
SPI 200 Index	80	September-13	8,675,172	8,722,977	47,805
TOPIX Index	200	September-13	22,421,687	22,807,018	385,331

					$(2,307,250)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	736	$669,420	$695,879	$(26,459)
British Pound vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	650	988,125	1,018,116	(29,991)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	3,220	4,192,691	4,285,382	(92,691)
Japanese Yen vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	123,330	1,243,922	1,281,280	(37,358)

					$(186,499)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,858,545	$36,468,576	$—	$74,327,121
Consumer Staples	22,199,527	18,290,907	—	40,490,434
Energy	30,009,855	31,792,169	—	61,802,024
Financials	46,622,069	76,384,062	—	123,006,131
Health Care	53,358,094	46,228,584	—	99,586,678
Industrials	27,466,209	32,878,810	11,124	60,356,143
Information Technology	53,938,893	19,358,436	—	73,297,329
Materials	14,864,537	18,231,183	—	33,095,720
Telecommunication Services	8,573,827	22,854,116	—	31,427,943
Utilities	3,997,252	3,681,794	—	7,679,046
Futures	433,136	—	—	433,136
Rights
Energy	—	53,401	—	53,401
Financials	—	61	—	61
Short-Term Investments	—	12,000,000	—	12,000,000

Total Assets	$299,321,944	$318,222,099	$11,124	$617,555,167

Liabilities:
Forward Currency Contracts	$—	$(186,499)	$—	$(186,499)
Futures	(2,740,386)	—	—	(2,740,386)

Total Liabilities	$(2,740,386)	$(186,499)	$—	$(2,926,885)

Total	$296,581,558	$318,035,600	$11,124	$614,628,282

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	433,136	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$433,136

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(186,499)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(2,740,386	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,926,885)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(115,102)	—	(115,102)
Credit contracts	—	—	—	—	—
Equity contracts	—	19,603,952	—	—	19,603,952
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$19,603,952	$(115,102)	$—	$19,488,850

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(166,705)	—	(166,705)
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,674,033)	—	—	(3,674,033)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,674,033)	$(166,705)	$—	$(3,840,738)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,352,000 and futures contracts with an average notional value of approximately $151,471,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$1,232,264	$—	$—	$1,232,264
Deutsche Bank AG
Forward foreign currency contracts	—	(186,499)	—	(186,499)

Total	$1,232,264	$(186,499)	$—	$1,045,765

Investment security transactions for the six months ended June 30,2013:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,096,035
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,580,513

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,207,533
Aggregate gross unrealized depreciation	(58,306,020)

Net unrealized appreciation	$105,901,513

Federal income tax cost of investments	$511,220,518

The Portfolio has a net capital loss carryforward of $156,265,896, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $381,559)	$299,953
Unaffiliated Issuers (Cost $508,367,429)	616,822,078
Cash	80,096,385
Foreign cash (Cost $83,736,871)	78,394,036
Cash held as collateral at broker	9,408,000
Dividends, interest and other receivables	1,580,402
Due from broker for futures variation margin	1,232,264
Receivable from Separate Accounts for Trust shares sold	314,884
Receivable for securities sold	17,806
Other assets	30,603

Total assets	788,196,411

LIABILITIES
Payable for securities purchased	3,973,235
Payable to Separate Accounts for Trust shares redeemed	3,375,436
Investment management fees payable	451,350
Unrealized depreciation on forward foreign currency contracts	186,499
Administrative fees payable	107,111
Distribution fees payable - Class IB	55,964
Distribution fees payable - Class IA	643
Trustees’ fees payable	470
Accrued expenses	55,997

Total liabilities	8,206,705

NET ASSETS	$779,989,706

Net assets were comprised of:
Paid in capital	$818,290,359
Accumulated undistributed net investment income (loss)	5,538,554
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(144,379,724)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	100,540,517

Net assets	$779,989,706

Class IA
Net asset value, offering and redemption price per share, $3,096,930 / 313,474 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class IB
Net asset value, offering and redemption price per share, $276,660,851 / 27,999,580 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $500,231,925 / 50,578,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($12,176 of dividend income received from affiliates) (net of $601,111 foreign withholding tax)	$9,721,208
Interest	55,277

Total income	9,776,485

EXPENSES
Investment management fees	2,632,524
Administrative fees	627,464
Distribution fees - Class IB	316,204
Custodian fees	58,492
Printing and mailing expenses	41,002
Professional fees	33,608
Trustees’ fees	10,269
Distribution fees - Class IA	3,568
Miscellaneous	73,412

Gross expenses	3,796,543
Less: Fees paid indirectly	(534)

Net expenses	3,796,009

NET INVESTMENT INCOME (LOSS)	5,980,476

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,117,185
Futures	19,603,952
Foreign currency transactions	(260,682)

Net realized gain (loss)	23,460,455

Change in unrealized appreciation (depreciation) on:
Securities ($23,822 of change in unrealized appreciation (depreciation) from affiliates)	36,594,392
Futures	(3,674,033)
Foreign currency translations	(4,848,370)

Net change in unrealized appreciation (depreciation)	28,071,989

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,532,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,512,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,980,476	$9,379,923
Net realized gain (loss) on investments, futures and foreign currency transactions	23,460,455	35,743,563
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	28,071,989	76,177,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,512,920	121,300,541

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,778)
Class IB	—	(2,904,332)
Class K	—	(7,238,617)

TOTAL DIVIDENDS	—	(10,171,727)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 87,469 and 119,700 shares, respectively ]	849,639	1,033,897
Capital shares issued in reinvestment of dividends [ 0 and 3,155 shares, respectively ]	—	28,778
Capital shares repurchased [ (33,601) and (45,930) shares, respectively ]	(326,070)	(388,761)

Total Class IA transactions	523,569	673,914

Class IB
Capital shares sold [ 4,980,084 and 3,467,735 shares, respectively ]	49,150,963	29,706,706
Capital shares issued in reinvestment of dividends [ 0 and 318,531 shares, respectively ]	—	2,904,332
Capital shares repurchased [ (2,522,404) and (4,196,114) shares, respectively ]	(24,665,857)	(35,641,685)

Total Class IB transactions	24,485,106	(3,030,647)

Class K
Capital shares sold [ 1,212,551 and 846,673 shares, respectively ]	11,971,313	7,262,034
Capital shares issued in reinvestment of dividends [ 0 and 793,707 shares, respectively ]	—	7,238,617
Capital shares repurchased [ (3,388,499) and (5,980,352) shares, respectively ]	(32,951,397)	(50,791,647)

Total Class K transactions	(20,980,084)	(36,290,996)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,028,591	(38,647,729)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,541,511	72,481,085
NET ASSETS:
Beginning of period	718,448,195	645,967,110

End of period (a)	$779,989,706	$718,448,195

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,538,554	$(441,922)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011		2010	2009	2008
Net asset value, beginning of period	$9.15	$7.76	$8.64		$8.11	$6.32	$10.93

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.10 (e)	0.12	(e)	0.11 (e)	0.12 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	1.41	(0.83)		0.56	1.80	(4.63)

Total from investment operations	0.73	1.51	(0.71)		0.67	1.92	(4.45)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.17)		(0.14)	(0.13)	(0.16)

Net asset value, end of period	$9.88	$9.15	$7.76		$8.64	$8.11	$6.32

Total return (b)	7.98%	19.40%	(8.11)%		8.31%	30.39%	(40.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,097	$2,374	$1,418		$505,950	$492,155	$349,978
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.17%	1.17%	0.90	%(c)	0.91%	0.98%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.17%	1.17%	0.90	%(c)	0.91%	0.90%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	1.17%	1.17%	0.91%		0.91%	0.99%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.46%	1.16%	1.39%		1.34%	1.67%	2.09%
After waivers, reimbursements and fees paid indirectly (a)	1.46%	1.16%	1.39%		1.34%	1.75%	2.09%
Before waivers, reimbursements and fees paid indirectly (a)	1.46%	1.16%	1.38%		1.33%	1.65%	2.06%
Portfolio turnover rate	8%	12%	8%		7%	43%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.15	$7.76	$8.64	$8.11	$6.32		$10.93

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.10 (e)	0.10 (e)	0.09 (e)	0.10	(e)	0.18 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	1.41	(0.83)	0.56	1.80		(4.64)

Total from investment operations	0.73	1.51	(0.73)	0.65	1.90		(4.46)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.15)	(0.12)	(0.11)		(0.15)

Net asset value, end of period	$9.88	$9.15	$7.76	$8.64	$8.11		$6.32

Total return (b)	7.98%	19.40%	(8.35)%	8.03%	30.05%		(40.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$276,661	$233,645	$201,451	$227,308	$214,532		$170,500
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.17%	1.17%	1.15%	1.16%	1.23%		1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.17%	1.17%	1.15%	1.16%	1.15%		1.35%
Before waivers, reimbursements and fees paid indirectly (a)	1.17%	1.17%	1.16%	1.16%	1.24	%(c)	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.44%	1.20%	1.18%	1.08%	1.40%		1.93%
After waivers, reimbursements and fees paid indirectly (a)	1.44%	1.20%	1.18%	1.08%	1.48%		1.93%
Before waivers, reimbursements and fees paid indirectly (a)	1.44%	1.20%	1.17%	1.08%	1.38%		1.90%
Portfolio turnover rate	8%	12%	8%	7%	43%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.14	$7.76	$7.86

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.12 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.67	1.40	0.02

Total from investment operations	0.75	1.52	0.06

Less distributions:
Dividends from net investment income	—	(0.14)	(0.16)

Net asset value, end of period	$9.89	$9.14	$7.76

Total return (b)	8.21%	19.58%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$500,232	$482,429	$443,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.92%	0.92%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	0.92%	0.92%	0.91	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.67%	1.45%	1.54%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.46%	1.54%
Before waivers, reimbursements and fees paid indirectly (a)	1.67%	1.45%	1.54%
Portfolio turnover rate	8%	12%	8%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	19.5%
Information Technology	19.3
Health Care	14.6
Industrials	12.8
Consumer Discretionary	12.2
Energy	8.0
Consumer Staples	4.7
Materials	3.2
Utilities	3.1
Telecommunication Services	1.8
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IB
Actual	$1,000.00	$1,169.80	$5.65
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.2%)
Hotels, Restaurants & Leisure (1.6%)
Starbucks Corp.	17,865	$1,169,979

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*	8,023	2,227,907

Media (4.7%)
Comcast Corp., Class A	35,327	1,479,495
Time Warner, Inc.	18,297	1,057,932
Viacom, Inc., Class B	14,381	978,627

		3,516,054

Multiline Retail (1.7%)
Macy’s, Inc.	25,948	1,245,504

Textiles, Apparel & Luxury Goods (1.2%)
Ralph Lauren Corp.	4,957	861,229

Total Consumer Discretionary		9,020,673

Consumer Staples (4.7%)
Food Products (2.0%)
Mondelez International, Inc., Class A	52,254	1,490,807

Tobacco (2.7%)
Philip Morris International, Inc.	22,420	1,942,020

Total Consumer Staples		3,432,827

Energy (8.0%)
Energy Equipment & Services (5.9%)
Baker Hughes, Inc.	25,770	1,188,770
Halliburton Co.	33,094	1,380,682
McDermott International, Inc.*	87,512	715,848
Noble Corp.	27,690	1,040,590

		4,325,890

Oil, Gas & Consumable Fuels (2.1%)
EOG Resources, Inc.	4,823	635,093
Hess Corp.	14,381	956,193

		1,591,286

Total Energy		5,917,176

Financials (19.5%)
Capital Markets (3.1%)
Invesco Ltd.	21,800	693,240
Morgan Stanley	63,375	1,548,251

		2,241,491

Commercial Banks (4.9%)
U.S. Bancorp/Minnesota	54,800	1,981,020
Wells Fargo & Co.	40,238	1,660,622

		3,641,642

Diversified Financial Services (5.8%)
Citigroup, Inc.	41,333	1,982,744
JPMorgan Chase & Co.	43,768	2,310,513

		4,293,257

Insurance (3.1%)
Lincoln National Corp.	26,708	974,041

MetLife, Inc.	28,851	$1,320,222

		2,294,263

Real Estate Investment Trusts (REITs) (2.6%)
American Capital Agency Corp. (REIT)	35,997	827,571
Digital Realty Trust, Inc. (REIT)	18,057	1,101,477

		1,929,048

Total Financials		14,399,701

Health Care (14.6%)
Biotechnology (2.8%)
Acorda Therapeutics, Inc.*	14,560	480,334
Alnylam Pharmaceuticals, Inc.*	8,977	278,377
Epizyme, Inc.*	4,020	113,083
Gilead Sciences, Inc.*	16,569	848,498
Lexicon Pharmaceuticals, Inc.*	147,733	320,581

		2,040,873

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	26,931	1,865,510

Health Care Providers & Services (3.2%)
Cardinal Health, Inc.	16,435	775,732
UnitedHealth Group, Inc.	23,849	1,561,633

		2,337,365

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	5,851	656,482

Pharmaceuticals (5.2%)
Allergan, Inc.	6,029	507,883
Eli Lilly and Co.	14,700	722,064
Hospira, Inc.*	29,477	1,129,264
Impax Laboratories, Inc.*	20,554	410,052
Salix Pharmaceuticals Ltd.*	9,736	644,036
Teva Pharmaceutical Industries Ltd. (ADR)	12,014	470,949

		3,884,248

Total Health Care		10,784,478

Industrials (12.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	18,445	1,444,797

Airlines (1.7%)
Spirit Airlines, Inc.*	40,240	1,278,425

Commercial Services & Supplies (1.5%)
Waste Management, Inc.	28,048	1,131,176

Machinery (3.3%)
Illinois Tool Works, Inc.	19,026	1,316,028
Parker Hannifin Corp.	11,657	1,112,078

		2,428,106

Road & Rail (4.3%)
Hertz Global Holdings, Inc.*	40,656	1,008,269
Norfolk Southern Corp.	30,057	2,183,641

		3,191,910

Total Industrials		9,474,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (19.3%)
Computers & Peripherals (5.3%)
Apple, Inc.	7,057	$2,795,136
NetApp, Inc.*	28,851	1,089,991

		3,885,127

IT Services (1.5%)
ServiceSource International, Inc.*	121,167	1,129,276

Semiconductors & Semiconductor Equipment (8.1%)
Atmel Corp.*	116,254	854,467
Avago Technologies Ltd.	18,918	707,155
Broadcom Corp., Class A	35,072	1,184,031
Freescale Semiconductor Ltd.*	16,212	219,672
Micron Technology, Inc.*	55,514	795,516
NXP Semiconductor N.V.*	35,461	1,098,582
Skyworks Solutions, Inc.*	50,870	1,113,544

		5,972,967

Software (4.4%)
Adobe Systems, Inc.*	30,817	1,404,023
Check Point Software Technologies Ltd.*	19,874	987,340
Symantec Corp.	39,302	883,116

		3,274,479

Total Information Technology		14,261,849

Materials (3.2%)
Chemicals (1.5%)
Dow Chemical Co.	33,496	1,077,566

Metals & Mining (1.7%)
Commercial Metals Co.	37,337	$551,468
Freeport-McMoRan Copper & Gold, Inc.	26,127	721,366

		1,272,834

Total Materials		2,350,400

Telecommunication Services (1.8%)
Wireless Telecommunication Services (1.8%)
NII Holdings, Inc.*	204,506	1,364,055

Total Telecommunication Services		1,364,055

Utilities (3.1%)
Electric Utilities (1.0%)
Edison International	14,381	692,589

Multi-Utilities (2.1%)
PG&E Corp.	34,389	1,572,609

Total Utilities		2,265,198

Total Investments (99.2%) (Cost $60,056,905)		73,270,771
Other Assets Less Liabilities (0.8%)		559,985

Net Assets (100%)		$73,830,756

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,020,673	$—	$—	$9,020,673
Consumer Staples	3,432,827	—	—	3,432,827
Energy	5,917,176	—	—	5,917,176
Financials	14,399,701	—	—	14,399,701
Health Care	10,784,478	—	—	10,784,478
Industrials	9,474,414	—	—	9,474,414
Information Technology	14,261,849	—	—	14,261,849
Materials	2,350,400	—	—	2,350,400
Telecommunication Services	1,364,055	—	—	1,364,055
Utilities	2,265,198	—	—	2,265,198

Total Assets	$73,270,771	$—	$—	$73,270,771

Total Liabilities	$—	$—	$—	$—

Total	$73,270,771	$—	$—	$73,270,771

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts for the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,658,253
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,044,513

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,772,404
Aggregate gross unrealized depreciation	(1,846,881)

Net unrealized appreciation	$12,925,523

Federal income tax cost of investments	$60,345,248

The Portfolio has a net capital loss carryforward of $22,732,965, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $60,056,905)	$73,270,771
Cash	1,320,790
Receivable for securities sold	2,472,130
Dividends, interest and other receivables	234,186
Receivable from Separate Accounts for Trust shares sold	34,262
Other assets	2,123

Total assets	77,334,262

LIABILITIES
Payable for securities purchased	3,333,016
Investment management fees payable	73,794
Distribution fees payable - Class IB	29,998
Payable to Separate Accounts for Trust shares redeemed	15,185
Administrative fees payable	14,625
Trustees’ fees payable	47
Accrued expenses	36,841

Total liabilities	3,503,506

NET ASSETS	$73,830,756

Net assets were comprised of:
Paid in capital	$58,541,697
Accumulated undistributed net investment income (loss)	500,037
Accumulated undistributed net realized gain (loss) on investments	1,575,156
Net unrealized appreciation (depreciation) on investments	13,213,866

Net assets	$73,830,756

Class IB
Net asset value, offering and redemption price per share, $73,830,756 / 9,827,495 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$1,307,805
Interest	1,423

Total income	1,309,228

EXPENSES
Investment management fees	577,518
Distribution fees - Class IB	192,506
Administrative fees	92,998
Professional fees	23,737
Printing and mailing expenses	8,563
Custodian fees	8,431
Trustees’ fees	2,130
Miscellaneous	1,583

Gross expenses	907,466
Less: Waiver from investment advisor	(98,275)

Net expenses	809,191

NET INVESTMENT INCOME (LOSS)	500,037

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	24,738,712
Net change in unrealized appreciation (depreciation) on securities	(2,171,044)

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,567,668

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,067,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$500,037	$1,189,233
Net realized gain (loss) on investments	24,738,712	4,707,905
Net change in unrealized appreciation (depreciation) on investments	(2,171,044)	11,228,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,067,705	17,125,734

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,222,143)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,341,410 and 4,728,475 shares, respectively ]	17,000,395	29,749,582
Capital shares issued in reinvestment of dividends [ 0 and 189,960 shares, respectively ]	—	1,222,143
Capital shares repurchased [ (2,581,249) and (6,329,662) shares, respectively ]	(18,639,274)	(39,708,718)
Capital shares repurchased in-kind (Note 9)[ (12,251,723) and 0 shares, respectively ]	(90,888,048)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(92,526,927)	(8,736,993)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,459,222)	7,166,598
NET ASSETS:
Beginning of period	143,289,978	136,123,380

End of period (a)	$73,830,756	$143,289,978

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$500,037	$—

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$6.42	$5.74	$5.95	$5.30	$4.03	$6.84

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.05 (e)	0.04 (e)	0.04 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments	1.07	0.69	(0.21)	0.65	1.27	(2.81)

Total from investment operations	1.09	0.74	(0.16)	0.69	1.31	(2.74)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.04)	(0.04)	(0.07)

Net asset value, end of period	$7.51	$6.42	$5.74	$5.95	$5.30	$4.03

Total return (b)	16.98%	12.80%	(2.72)%	13.04%	32.47%	(40.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,831	$143,290	$136,123	$149,759	$142,818	$114,565
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.03%	1.03%	1.01%	1.03%
Before waivers and fees paid indirectly (a)	1.18%	1.19%	1.17%	1.15%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.65%	0.81%	0.75%	0.69%	0.79%	1.14%
After waivers and fees paid indirectly (a)	0.65%	0.81%	0.77%	0.71%	0.83%	1.17%
Before waivers and fees paid indirectly (a)	0.52%	0.67%	0.63%	0.59%	0.65%	1.00%
Portfolio turnover rate	29%	65%	63%	53%	54%	68%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1001

EQ/VAN KAMPEN COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	24.1%
Consumer Discretionary	15.8
Health Care	14.0
Energy	13.9
Information Technology	10.4
Industrials	5.9
Consumer Staples	5.1
Materials	2.1
Telecommunication Services	1.9
Utilities	1.9
Cash and Other	4.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,170.70	$5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,170.50	5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1002

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.9%)
Johnson Controls, Inc.	95,136	$3,404,917

Automobiles (2.1%)
General Motors Co.*	230,366	7,673,492

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	98,906	3,391,487

Household Durables (0.5%)
Newell Rubbermaid, Inc.	67,508	1,772,085

Media (8.8%)
Comcast Corp., Class A	140,610	5,888,747
News Corp., Class B	192,178	6,307,282
Time Warner Cable, Inc.	77,651	8,734,184
Time Warner, Inc.	43,723	2,528,064
Viacom, Inc., Class B	130,447	8,876,918

		32,335,195

Multiline Retail (1.5%)
Kohl’s Corp.	52,771	2,665,463
Target Corp.	43,954	3,026,673

		5,692,136

Specialty Retail (1.1%)
Lowe’s Cos., Inc.	35,550	1,453,995
Staples, Inc.	163,440	2,592,158

		4,046,153

Total Consumer Discretionary		58,315,465

Consumer Staples (5.1%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp.	97,656	5,583,970
Wal-Mart Stores, Inc.	11,546	860,062

		6,444,032

Food Products (3.1%)
Archer-Daniels-Midland Co.	76,664	2,599,676
Mondelez International, Inc., Class A	109,170	3,114,620
Tyson Foods, Inc., Class A	91,980	2,362,046
Unilever N.V. (N.Y. Shares)	84,389	3,317,332

		11,393,674

Household Products (0.3%)
Procter & Gamble Co.	12,926	995,173

Total Consumer Staples		18,832,879

Energy (13.9%)
Energy Equipment & Services (4.8%)
Halliburton Co.	174,708	7,288,818
Noble Corp.	46,122	1,733,265
Weatherford International Ltd.*	626,819	8,587,420

		17,609,503

Oil, Gas & Consumable Fuels (9.1%)
BP plc (ADR)	168,151	7,018,623
Chevron Corp.	38,975	4,612,301
Murphy Oil Corp.	85,527	5,207,739
Occidental Petroleum Corp.	51,898	4,630,859
QEP Resources, Inc.	143,816	3,995,208

Royal Dutch Shell plc (ADR), Class A	78,712	$5,021,826
Suncor Energy, Inc.	107,233	3,162,301

		33,648,857

Total Energy		51,258,360

Financials (24.1%)
Capital Markets (5.3%)
Bank of New York Mellon Corp.	273,089	7,660,146
Goldman Sachs Group, Inc.	24,470	3,701,088
Morgan Stanley	216,645	5,292,637
State Street Corp.	45,686	2,979,184

		19,633,055

Commercial Banks (5.5%)
Fifth Third Bancorp	212,011	3,826,798
PNC Financial Services Group, Inc.	81,367	5,933,282
U.S. Bancorp/Minnesota	64,341	2,325,927
Wells Fargo & Co.	196,862	8,124,495

		20,210,502

Diversified Financial Services (9.0%)
Bank of America Corp.	447,510	5,754,979
Citigroup, Inc.	317,718	15,240,932
JPMorgan Chase & Co.	230,941	12,191,375

		33,187,286

Insurance (4.3%)
Aflac, Inc.	34,119	1,982,996
Allstate Corp.	145,628	7,007,620
MetLife, Inc.	104,500	4,781,920
Travelers Cos., Inc.	22,800	1,822,176

		15,594,712

Total Financials		88,625,555

Health Care (14.0%)
Health Care Providers & Services (3.9%)
Cardinal Health, Inc.	63,248	2,985,306
UnitedHealth Group, Inc.	107,832	7,060,839
WellPoint, Inc.	53,026	4,339,648

		14,385,793

Pharmaceuticals (10.1%)
Bristol-Myers Squibb Co.	126,306	5,644,615
GlaxoSmithKline plc (ADR)	73,219	3,658,753
Merck & Co., Inc.	174,983	8,127,960
Novartis AG (ADR)	65,487	4,630,586
Pfizer, Inc.	234,681	6,573,415
Roche Holding AG (ADR)	55,962	3,462,089
Sanofi S.A. (ADR)	98,458	5,071,572

		37,168,990

Total Health Care		51,554,783

Industrials (5.9%)
Aerospace & Defense (1.3%)
Honeywell International, Inc.	36,270	2,877,662
Textron, Inc.	79,440	2,069,412

		4,947,074

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (1.1%)
Emerson Electric Co.	72,211	$3,938,388

Industrial Conglomerates (2.0%)
General Electric Co.	310,621	7,203,301

Machinery (1.5%)
Ingersoll-Rand plc	100,431	5,575,929

Total Industrials		21,664,692

Information Technology (10.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	174,002	4,229,989

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	335,239	8,313,927

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	311,157	4,427,764

Internet Software & Services (2.7%)
eBay, Inc.*	105,360	5,449,219
Yahoo!, Inc.*	184,409	4,630,510

		10,079,729

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	86,672	2,099,196

Software (2.5%)
Microsoft Corp.	263,828	9,109,981

Total Information Technology		38,260,586

Materials (2.1%)
Metals & Mining (0.8%)
Alcoa, Inc.	391,592	3,062,249

Paper & Forest Products (1.3%)
International Paper Co.	102,815	$4,555,733

Total Materials		7,617,982

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	46,450	1,644,330
Verizon Communications, Inc.	50,391	2,536,683

		4,181,013

Wireless Telecommunication Services (0.8%)
Vodafone Group plc (ADR)	98,966	2,844,283

Total Telecommunication Services		7,025,296

Utilities (1.9%)
Electric Utilities (1.9%)
FirstEnergy Corp.	60,425	2,256,269
PPL Corp.	155,895	4,717,383

Total Utilities		6,973,652

Total Investments (95.1%) (Cost $262,893,108)		350,129,250
Other Assets Less Liabilities (4.9%)		17,937,139

Net Assets (100%)		$368,066,389

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/15/13	Bank of New York Mellon Corp.	1,986	$3,109,310	$3,020,667	$88,643
British Pound vs. U.S. Dollar, expiring 7/15/13	CIBC World Markets, Inc.	2,681	4,197,308	4,077,900	119,408
British Pound vs. U.S. Dollar, expiring 7/15/13	Citibank N.A.	1,390	2,176,523	2,114,466	62,057
British Pound vs. U.S. Dollar, expiring 7/15/13	State Street Bank & Trust	1,343	2,103,019	2,042,686	60,333
European Union Euro vs. U.S. Dollar, expiring 7/15/13	Bank of New York Mellon Corp.	2,025	2,702,964	2,636,024	66,940
European Union Euro vs. U.S. Dollar, expiring 7/15/13	CIBC World Markets, Inc.	2,606	3,478,796	3,392,902	85,894
European Union Euro vs. U.S. Dollar, expiring 7/15/13	Citibank N.A.	2,506	3,345,001	3,262,405	82,596
European Union Euro vs. U.S. Dollar, expiring 7/15/13	State Street Bank & Trust	1,662	2,219,137	2,164,017	55,120
Swiss Franc vs. U.S. Dollar, expiring 7/15/13	Bank of New York Mellon Corp.	1,998	2,175,167	2,115,602	59,565
Swiss Franc vs. U.S. Dollar, expiring 7/15/13	Citibank N.A.	1,427	1,553,530	1,511,144	42,386
Swiss Franc vs. U.S. Dollar, expiring 7/15/13	State Street Bank & Trust	2,210	2,407,408	2,340,463	66,945

					$789,887

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$58,315,465	$—	$—	$58,315,465
Consumer Staples	18,832,879	—	—	18,832,879
Energy	51,258,360	—	—	51,258,360
Financials	88,625,555	—	—	88,625,555
Health Care	51,554,783	—	—	51,554,783
Industrials	21,664,692	—	—	21,664,692
Information Technology	38,260,586	—	—	38,260,586
Materials	7,617,982	—	—	7,617,982
Telecommunication Services	7,025,296	—	—	7,025,296
Utilities	6,973,652	—	—	6,973,652
Forward Currency Contracts	—	789,887	—	789,887

Total Assets	$350,129,250	$789,887	$—	$350,919,137

Total Liabilities	$—	$—	$—	$—

Total	$350,129,250	$789,887	$—	$350,919,137

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	789,887
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$789,887

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$-
Foreign exchange contracts	—	—	(287,743)	—	(287,743)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(287,743)	$—	$(287,743)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,269,281	—	1,269,281
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$1,269,281	$—	$1,269,281

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $29,151,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of New York Mellon Corp.
Forward foreign currency contracts	$215,148	$—	$—	$215,148
CIBC World Markets, Inc.
Forward foreign currency contracts	205,302	—	—	205,302
Citibank N.A.
Forward foreign currency contracts	187,039	—	—	187,039
State Street Bank & Trust
Forward foreign currency contracts	182,398	—	—	182,398

Total	$789,887	$—	$—	$789,887

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,786,173
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,058,377

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,251,579
Aggregate gross unrealized depreciation	(10,211,805)

Net unrealized appreciation	$83,039,774

Federal income tax cost of investments	$267,089,476

The Portfolio has a net capital loss carryforward of $43,631,034, which expires in the year 2017.

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $262,893,108)	$350,129,250
Cash	18,133,513
Foreign cash (Cost $299)	295
Receivable for securities sold	813,502
Unrealized appreciation on forward foreign currency contracts	789,887
Dividends, interest and other receivables	617,526
Receivable from Separate Accounts for Trust shares sold	166,393
Other assets	4,696

Total assets	370,655,062

LIABILITIES
Payable for securities purchased	1,144,123
Payable to Separate Accounts for Trust shares redeemed	1,111,766
Investment management fees payable	184,539
Distribution fees payable Class - IB	74,425
Administrative fees payable	33,341
Distribution fees payable - Class IA	1,747
Trustees’ fees payable	72
Accrued expenses	38,660

Total liabilities	2,588,673

NET ASSETS	$368,066,389

Net assets were comprised of:
Paid in capital	$317,373,447
Accumulated undistributed net investment income (loss)	2,380,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(39,713,797)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	88,026,026

Net assets	$368,066,389

Class IA
Net asset value, offering and redemption price per share, $8,365,904 / 662,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

Class IB
Net asset value, offering and redemption price per share, $359,700,485 / 28,470,356 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $52,946 foreign withholding tax)	$3,914,546
Interest	9,257

Total income	3,923,803

EXPENSES
Investment management fees	1,128,218
Distribution fees - Class IB	424,135
Administrative fees	190,964
Professional fees	26,219
Printing and mailing expenses	18,805
Distribution fees - Class IA	9,795
Custodian fees	9,295
Trustees’ fees	4,635
Miscellaneous	3,600

Gross expenses	1,815,666
Less: Waiver from investment advisor	(78,485)
Fees paid indirectly	(6,724)

Net expenses	1,730,457

NET INVESTMENT INCOME (LOSS)	2,193,346

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	8,499,972
Foreign currency transactions	(333,007)

Net realized gain (loss)	8,166,965

Change in unrealized appreciation (depreciation) on:
Securities	41,532,606
Foreign currency translations	1,269,271

Net change in unrealized appreciation (depreciation)	42,801,877

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,968,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,162,188

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,193,346	$4,380,703
Net realized gain (loss) on investments and foreign currency transactions	8,166,965	12,808,821
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	42,801,877	32,150,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,162,188	49,340,449

DIVIDENDS:
Dividends from net investment income
Class IA	—	(77,518)
Class IB	—	(3,683,909)

TOTAL DIVIDENDS	—	(3,761,427)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 293,444 and 324,476 shares, respectively ]	3,567,837	3,269,542
Capital shares issued in reinvestment of dividends [ 0 and 7,189 shares, respectively ]	—	77,518
Capital shares repurchased [ (217,145) and (232,613) shares, respectively ]	(2,704,911)	(2,352,059)

Total Class IA transactions	862,926	995,001

Class IB
Capital shares sold [ 3,156,240 and 3,113,207 shares, respectively ]	37,734,363	31,651,482
Capital shares issued in reinvestment of dividends [ 0 and 341,245 shares, respectively ]	—	3,683,909
Capital shares repurchased [ (2,458,537) and (4,931,701) shares, respectively ]	(29,793,134)	(50,212,455)

Total Class IB transactions	7,941,229	(14,877,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,804,155	(13,882,063)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,966,343	31,696,959
NET ASSETS:
Beginning of period	306,100,046	274,403,087

End of period (a)	$368,066,389	$306,100,046

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,380,713	$187,367

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IA		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.78	$9.22	$9.55	$8.38	$6.61	$10.86

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.15 (e)	0.16 (e)	0.13 (e)	0.12 (e)	0.20 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.76	1.54	(0.33)	1.17	1.78	(4.18)

Total from investment operations	1.84	1.69	(0.17)	1.30	1.90	(3.98)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.16)	(0.13)	(0.13)	(0.19)
Distributions from net realized gains	—	—	—	—	—	(0.08)

Total dividends and distributions	—	(0.13)	(0.16)	(0.13)	(0.13)	(0.27)

Net asset value, end of period	$12.62	$10.78	$9.22	$9.55	$8.38	$6.61

Total return (b)	17.07%	18.37%	(1.77)%	15.61%	28.73%	(36.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,366	$6,325	$4,494	$2,934	$1,294	$998
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	1.00%	0.99%	0.74%	0.74%	0.73%	0.73%
Before waivers and fees paid indirectly (a)	1.05%	1.05%	0.78%	0.80%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.26%	1.48%	1.63%	1.43%	1.72%	2.28%
After waivers and fees paid indirectly (a)	1.27%	1.48%	1.64%	1.44%	1.74%	2.30%
Before waivers and fees paid indirectly (a)	1.22%	1.43%	1.60%	1.38%	1.65%	2.21%
Portfolio turnover rate	8%	17%	25%	21%	27%	39%

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class IB		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.79	$9.23	$9.56	$8.39	$6.62	$10.87

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.15 (e)	0.13 (e)	0.10 (e)	0.10 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.76	1.54	(0.33)	1.18	1.78	(4.17)

Total from investment operations	1.84	1.69	(0.20)	1.28	1.88	(3.99)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.11)	(0.11)	(0.18)
Distributions from net realized gains	—	—	—	—	—	(0.08)

Total dividends and distributions	—	(0.13)	(0.13)	(0.11)	(0.11)	(0.26)

Net asset value, end of period	$12.63	$10.79	$9.23	$9.56	$8.39	$6.62

Total return (b)	17.05%	18.35%	(2.01)%	15.30%	28.36%	(37.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359,700	$299,775	$269,909	$270,858	$245,914	$205,285
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	0.99%	0.99%	0.99%	0.98%	0.98%
Before waivers and fees paid indirectly (a)	1.05%	1.05%	1.03%	1.05%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.26%	1.47%	1.36%	1.20%	1.47%	1.98%
After waivers and fees paid indirectly (a)	1.26%	1.48%	1.37%	1.20%	1.49%	2.00%
Before waivers and fees paid indirectly (a)	1.21%	1.42%	1.33%	1.14%	1.40%	1.91%
Portfolio turnover rate	8%	17%	25%	21%	27%	39%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1011

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	28.6%
Consumer Discretionary	25.1
Industrials	15.6
Health Care	11.2
Consumer Staples	5.3
Financials	4.8
Telecommunication Services	3.5
Materials	2.4
Energy	2.0
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class IA
Actual	$1,000.00	$1,120.00	$5.42
Hypothetical (5% average return before expenses)	1,000.00	1,019.68	5.17
Class IB
Actual	1,000.00	1,120.50	5.41
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class K
Actual	1,000.00	1,122.90	4.12
Hypothetical (5% average return before expenses)	1,000.00	1,020.92	3.92

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1012

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EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (25.1%)
Distributors (0.3%)
LKQ Corp.*	38,020	$979,015

Hotels, Restaurants & Leisure (4.3%)
Panera Bread Co., Class A*	23,278	4,328,311
Starbucks Corp.	93,449	6,119,975
Starwood Hotels & Resorts Worldwide, Inc.	44,942	2,839,885

		13,288,171

Internet & Catalog Retail (4.5%)
Amazon.com, Inc.*	33,253	9,234,025
priceline.com, Inc.*	5,997	4,960,299

		14,194,324

Media (7.5%)
CBS Corp., Class B	64,610	3,157,491
Discovery Communications, Inc., Class C*	80,721	5,623,025
Liberty Global plc*	54,345	3,689,496
Liberty Global plc, Class A*	27,746	2,055,449
Sirius XM Radio, Inc.	1,108,203	3,712,480
Viacom, Inc., Class B	75,644	5,147,574

		23,385,515

Multiline Retail (1.4%)
Dollar General Corp.*	85,511	4,312,320

Specialty Retail (6.0%)
GNC Holdings, Inc., Class A	81,104	3,585,608
Home Depot, Inc.	99,172	7,682,855
Restoration Hardware Holdings, Inc.*	30,268	2,270,100
TJX Cos., Inc.	101,332	5,072,680

		18,611,243

Textiles, Apparel & Luxury Goods (1.1%)
Under Armour, Inc., Class A*	58,881	3,515,784

Total Consumer Discretionary		78,286,372

Consumer Staples (5.3%)
Beverages (2.2%)
Constellation Brands, Inc., Class A*	129,704	6,760,172

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	79,473	4,544,266

Food Products (1.7%)
Boulder Brands, Inc.*	156,786	1,889,271
Green Mountain Coffee Roasters, Inc.*	45,256	3,396,916

		5,286,187

Total Consumer Staples		16,590,625

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Gulfport Energy Corp.*	33,500	1,576,845
Pioneer Natural Resources Co.	32,620	4,721,745

Total Energy		6,298,590

Financials (4.8%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	27,216	$4,461,791

Diversified Financial Services (1.7%)
IntercontinentalExchange, Inc.*	30,206	5,369,419

Real Estate Management & Development (1.7%)
CBRE Group, Inc., Class A*	219,622	5,130,370

Total Financials		14,961,580

Health Care (11.2%)
Biotechnology (6.4%)
Alexion Pharmaceuticals, Inc.*	23,138	2,134,249
Amgen, Inc.	39,839	3,930,516
Biogen Idec, Inc.*	14,121	3,038,839
Cubist Pharmaceuticals, Inc.*	69,124	3,338,689
Gilead Sciences, Inc.*	145,147	7,432,978

		19,875,271

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	80,468	3,798,090
Team Health Holdings, Inc.*	76,249	3,131,546

		6,929,636

Pharmaceuticals (2.6%)
Allergan, Inc.	43,041	3,625,774
Sanofi S.A. (ADR)	87,501	4,507,177

		8,132,951

Total Health Care		34,937,858

Industrials (15.6%)
Aerospace & Defense (1.9%)
Precision Castparts Corp.	25,996	5,875,356

Airlines (1.6%)
Copa Holdings S.A., Class A	39,011	5,115,122

Building Products (2.4%)
Fortune Brands Home & Security, Inc.	112,745	4,367,741
Owens Corning, Inc.*	79,956	3,124,681

		7,492,422

Construction & Engineering (1.5%)
Quanta Services, Inc.*	173,873	4,600,680

Electrical Equipment (1.1%)
Eaton Corp. plc	55,312	3,640,083

Professional Services (2.5%)
Advisory Board Co.*	59,323	3,242,002
Verisk Analytics, Inc., Class A*	76,926	4,592,482

		7,834,484

Road & Rail (3.4%)
Hertz Global Holdings, Inc.*	200,278	4,966,894
Kansas City Southern	52,309	5,542,662

		10,509,556

Trading Companies & Distributors (1.2%)
W.W. Grainger, Inc.	14,669	3,699,228

Total Industrials		48,766,931

See Notes to Financial Statements.

1013

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (28.6%)
Computers & Peripherals (4.3%)
Apple, Inc.	25,797	$10,217,676
Stratasys Ltd.*	37,781	3,163,781

		13,381,457

Electronic Equipment, Instruments & Components (1.3%)
IPG Photonics Corp.	67,199	4,080,995

Internet Software & Services (9.5%)
eBay, Inc.*	122,740	6,348,113
Facebook, Inc., Class A*	117,388	2,918,266
Google, Inc., Class A*	14,208	12,508,297
LinkedIn Corp., Class A*	24,006	4,280,270
MercadoLibre, Inc.	33,740	3,635,822

		29,690,768

IT Services (7.4%)
Alliance Data Systems Corp.*	38,237	6,922,044
Vantiv, Inc., Class A*	267,191	7,374,472
Visa, Inc., Class A	46,878	8,566,954

		22,863,470

Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings plc (ADR)	79,763	2,885,825

Software (5.2%)
CommVault Systems, Inc.*	78,589	5,964,119
Salesforce.com, Inc.*	113,358	4,328,008
ServiceNow, Inc.*	75,723	3,058,452

Splunk, Inc.*	61,993	$2,873,996

		16,224,575

Total Information Technology		89,127,090

Materials (2.4%)
Chemicals (2.4%)
Monsanto Co.	49,989	4,938,913
W.R. Grace & Co.*	30,420	2,556,497

Total Materials		7,495,410

Telecommunication Services (3.5%)
Wireless Telecommunication Services (3.5%)
Crown Castle International Corp.*	71,090	5,146,205
SBA Communications Corp., Class A*	77,460	5,741,335

Total Telecommunication Services		10,887,540

Total Investments (98.5%) (Cost $244,028,170)		307,351,996
Other Assets Less Liabilities (1.5%)		4,667,422

Net Assets (100%)		$312,019,418

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1014

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EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,286,372	$—	$—	$78,286,372
Consumer Staples	16,590,625	—	—	16,590,625
Energy	6,298,590	—	—	6,298,590
Financials	14,961,580	—	—	14,961,580
Health Care	34,937,858	—	—	34,937,858
Industrials	48,766,931	—	—	48,766,931
Information Technology	89,127,090	—	—	89,127,090
Materials	7,495,410	—	—	7,495,410
Telecommunication Services	10,887,540	—	—	10,887,540

Total Assets	$307,351,996	$—	$—	$307,351,996

Total Liabilities	$—	$—	$—	$—

Total	$307,351,996	$—	$—	$307,351,996

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$459,028,383
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$496,415,695

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,732,317
Aggregate gross unrealized depreciation	(3,511,951)

Net unrealized appreciation	$63,220,366

Federal income tax cost of investments	$244,131,630

For the six months ended June 30, 2013, the Portfolio incurred approximately $1,900 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1015

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EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $244,028,170)	$307,351,996
Cash	2,407,346
Receivable for securities sold	10,676,991
Receivable from Separate Accounts for Trust shares sold	212,524
Dividends, interest and other receivables	140,586
Other assets	13,430

Total assets	320,802,873

LIABILITIES
Payable for securities purchased	7,797,084
Investment management fees payable	440,971
Payable to Separate Accounts for Trust shares redeemed	253,588
Distribution fees payable - Class IB	166,035
Administrative fees payable	71,215
Distribution fees payable - Class IA	2,716
Trustees’ fees payable	157
Accrued expenses	51,689

Total liabilities	8,783,455

NET ASSETS	$312,019,418

Net assets were comprised of:
Paid in capital	$47,404,520
Accumulated undistributed net investment income (loss)	(1,431,414)
Accumulated undistributed net realized gain (loss) on investments	202,722,486
Net unrealized appreciation (depreciation) on investments	63,323,826

Net assets	$312,019,418

Class IA
Net asset value, offering and redemption price per share, $13,232,778 / 1,049,948 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

Class IB
Net asset value, offering and redemption price per share, $294,509,084 / 23,801,242 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

Class K
Net asset value, offering and redemption price per share, $4,277,556 / 339,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$3,377,444
Interest	5,991

Total income	3,383,435

EXPENSES
Investment management fees	3,056,221
Distribution fees - Class IB	1,155,986
Administrative fees	492,030
Printing and mailing expenses	52,772
Professional fees	32,201
Custodian fees	15,882
Distribution fees - Class IA	15,522
Trustees’ fees	13,190
Miscellaneous	8,299

Gross expenses	4,842,103
Less: Fees paid indirectly	(27,254)

Net expenses	4,814,849

NET INVESTMENT INCOME (LOSS)	(1,431,414)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	198,190,742

Net change in unrealized appreciation (depreciation) on securities	(97,131,619)

NET REALIZED AND UNREALIZED GAIN (LOSS)	101,059,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,627,709

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,431,414)	$117,155
Net realized gain (loss) on investments	198,190,742	26,240,328
Net change in unrealized appreciation (depreciation) on investments	(97,131,619)	115,595,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,627,709	141,952,537

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,654)
Class IB	—	(116,849)
Class K†	—	(2,573)

	—	(121,076)

Distributions from net realized capital gains
Class IA	—	(395,560)
Class IB	—	(28,623,310)
Class K†	—	(22,374)

	—	(29,041,244)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(29,162,320)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 160,024 and 738,289 shares, respectively ]	1,943,253	8,178,399
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,453 shares, respectively ]	—	397,214
Capital shares repurchased [ (98,355) and (700,807) shares, respectively ]	(1,203,261)	(7,797,378)

Total Class IA transactions	739,992	778,235

Class IB
Capital shares sold [ 7,531,172 and 20,815,613 shares, respectively ]	88,875,835	226,368,743
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,612,610 shares, respectively ]	—	28,740,159
Capital shares repurchased [ (9,859,182) and (15,973,229) shares, respectively ]	(119,740,633)	(172,284,401)
Capital shares repurchased in-kind (Note 9)[ (52,898,368) and 0 shares, respectively ]	(645,225,118)	—

Total Class IB transactions	(676,089,916)	82,824,501

Class K†
Capital shares sold [ 351,494 and 124,819 shares, respectively ]	4,216,059	1,416,417
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,227 shares, respectively ]	—	24,947
Capital shares repurchased [ (139,165) and 0 shares, respectively ]	(1,671,649)	—
Capital shares repurchased in-kind (Note 9)[ (10) and 0 shares, respectively ]	(125)	—

Total Class K transactions	2,544,285	1,441,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(672,805,639)	85,044,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(573,177,930)	197,834,317
NET ASSETS:
Beginning of period	885,197,348	687,363,031

End of period (a)	$312,019,418	$885,197,348

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,431,414)	$—

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IA			2012		2011		2010		2009	2008
Net asset value, beginning of period	$11.25		$9.65		$10.43		$9.11		$6.50	$9.19

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	—	#(e)	(0.03	)(e)	—	#(e)	0.04 (e)	0.06	(e)
Net realized and unrealized gain (loss) on investments	1.37		1.97		(0.57)		1.60		2.60	(2.56)

Total from investment operations	1.35		1.97		(0.60)		1.60		2.64	(2.50)

Less distributions:
Dividends from net investment income	—		—	#	—		—	#	(0.03)	(0.05)
Distributions from net realized gains	—		(0.37)		(0.18)		(0.28)		—	(0.13)
Return of capital	—		—		—		—		—	(0.01)

Total dividends and distributions	—		(0.37)		(0.18)		(0.28)		(0.03)	(0.19)

Net asset value, end of period	$12.60		$11.25		$9.65		$10.43		$9.11	$6.50

Total return (b)	12.00%		20.47%		(5.64)%		17.56%		40.69%	(27.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,233		$11,114		$8,833		$7,796		$2,278	$383
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.03%		1.02%		0.76%		0.71%		0.83%	0.88%
Before fees paid indirectly (a)	1.03%		1.03%		0.78%		0.78%		0.85%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.31)%		0.01%		(0.33)%		—	%‡‡	0.45%	0.75%
Before fees paid indirectly (a)	(0.32)%		—	%‡‡	(0.35)%		(0.07)%		0.43%	0.73%
Portfolio turnover rate	53%		92%		110%		164%		15%	49%

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class IB			2012		2011		2010		2009	2008
Net asset value, beginning of period	$11.04		$9.48		$10.28		$9.00		$6.42	$9.08

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	—	#(e)	(0.06	)(e)	(0.02	)(e)	0.02 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	1.35		1.93		(0.56)		1.58		2.57	(2.53)

Total from investment operations	1.33		1.93		(0.62)		1.56		2.59	(2.49)

Less distributions:
Dividends from net investment income	—		—	#	—		—	#	(0.01)	(0.03)
Distributions from net realized gains	—		(0.37)		(0.18)		(0.28)		—	(0.13)
Return of capital	—		—		—		—		—	(0.01)

Total dividends and distributions	—		(0.37)		(0.18)		(0.28)		(0.01)	(0.17)

Net asset value, end of period	$12.37		$11.04		$9.48		$10.28		$9.00	$6.42

Total return (b)	12.05%		20.41%		(5.92)%		17.33%		40.37%	(27.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$294,509		$872,656		$678,530		$558,097		$381,950	$166,592
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.03%		1.02%		1.01	%(c)	0.96	%(c)	1.09%	1.13	%(c)
Before fees paid indirectly (a)	1.03%		1.03%		1.03%		1.03%		1.10%	1.15%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.31)%		0.01%		(0.57)%		(0.24)%		0.22%	0.53%
Before fees paid indirectly (a)	(0.31)%		—	%‡‡	(0.60)%		(0.32)%		0.20%	0.50%
Portfolio turnover rate	53%		92%		110%		164%		15%	49%

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$11.23		$11.26

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments	1.37		0.21

Total from investment operations	1.37		0.26

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		(0.26)

Total dividends and distributions	—		(0.29)

Net asset value, end of period	$12.60		$11.23

Total return (b)	12.29%		2.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,278		$1,427
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.78%		0.79%
Before fees paid indirectly (a)	0.78%		0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.03)%		1.32%
Before fees paid indirectly (a)	(0.04)%		1.32%
Portfolio turnover rate	53%		92%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with sixty-eight diversified portfolios and three non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 12, 2012, AXA Equitable contributed $100,000 in seed capital into Class IB of the AXA Aggressive Strategy Portfolio.

On August 29, 2012, AXA Equitable contributed $250,000 in seed capital into each of Class IB and Class K of the All Asset Moderate Growth – Alt 15 Portfolio.

On August 29, 2012, AXA Equitable contributed $250,000 in seed capital into each of Class IB and Class K of the All Asset Aggressive – Alt 25 Portfolio.

On August 29, 2012, AXA Equitable contributed $10,000 in seed capital into Class K of the All Asset Growth – Alt 20 Portfolio and the EQ/Wells Fargo Omega Growth Portfolio.

On February 8, 2013, AXA Equitable contributed $4,817,348 in capital into Class IB of the AXA Ultra Conservative Strategy Portfolio.

On February 8, 2013 AXA Equitable contributed $6,000,000 in seed capital into each of Class IB and Class K of the EQ/Emerging Markets Equity PLUS Portfolio.

On February 8, 2013 AXA Equitable contributed $23,000,000 in seed capital into each of Class IB and Class K of the EQ/High Yield Bond Portfolio.

On February 8, 2013 AXA Equitable contributed $2,500,000 in seed capital into each of Class IB and Class K of the EQ/Natural Resources PLUS Portfolio.

On February 8, 2013 AXA Equitable contributed $125,000 in seed capital into each of Class IB and Class K of the EQ/PIMCO Global Real Return Portfolio.

On February 8, 2013 AXA Equitable contributed $125,000 in seed capital into each of Class IB and Class K of the EQ/Real Estate PLUS Portfolio.

On May 20, 2013 AXA Equitable contributed $2,500,000 in seed capital into each of Class IB and Class K of the EQ/AllianceBernstein Short Duration Government Bond Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

Each of the All Asset Moderate Growth-Alt 15 Portfolio, the All Asset Growth—Alt 20 Portfolio, and the All Asset Aggressive-Alt 25 Portfolio (each an “All Asset Portfolio”; together, the “All Asset Portfolios”) is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolios pursue their investment objective by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

The AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio, and AXA Aggressive Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”) and EQ/Franklin Templeton

1020

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Allocation Portfolio are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC.

The EQ/International ETF Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other unaffiliated investment companies or exchange-traded funds.

The EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Natural Resources PLUS Portfolio, and EQ/Real Estate PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), and the EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/High Yield Bond Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Templeton Global Equity Portfolio and the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio and the ATM Small Cap Portfolio (each a “Tactical Portfolio”, together the “Tactical Portfolios”) employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the six months ended June 30, 2013, the Trust had Class IB shares outstanding for each Portfolio except for the ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio and EQ/AllianceBernstein Short-Term Bond Portfolio. During the six months ended June 30, 2013, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during a portion of the six months ended June 30, 2013, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separately registered investment company managed by FMG LLC. The AXA Equitable 401(k) Plan is the primary shareholder of Class K shares for EQ/Equity Growth PLUS Portfolio.

1021

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The investment objectives of each Portfolio are as follows:

All Asset Moderate Growth-Alt 15 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

All Asset Aggressive-Alt 25 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Franklin Templeton Allocation Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

AXA Tactical Manager 500 Portfolio (advised by FMG LLC, BlackRock Investment Management, LLC (“BlackRock”) and AllianceBernstein L.P. (“AllianceBernstein”), (an affiliate of FMG LLC)) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager 400 Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager 2000 Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Tactical Manager International Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1022

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

ATM Small Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (advised by AllianceBernstein) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AllianceBernstein Short-Term Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AllianceBernstein Short Duration Government Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AXA Franklin Small Cap Value Core Portfolio (advised by FMG LLC, BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (advised by FMG LLC and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government/Credit Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit Index.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Emerging Markets Equity PLUS Portfolio (advised by FMG LLC, EARNEST Partners, LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Price Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Equity Growth PLUS Portfolio (advised by FMG LLC, BlackRock Capital Management, Inc. and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1023

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

EQ/Franklin Core Balanced Portfolio (advised by FMG LLC, BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (advised by FMG LLC, Wells Capital Management, Inc. (“Wells Capital Management”), First International Advisors, LLC and BlackRock) — Seeks to achieve capital growth and current income.

EQ/Global Multi-Sector Equity Portfolio (advised by FMG LLC, BlackRock and Morgan Stanley Investment Management Inc. (“MSIM”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/High Yield Bond Portfolio (advised by FMG LLC and AXA Investment Managers, Inc.) — Seeks to maximize current income.

EQ/Intermediate Government Bond Portfolio (advised by FMG LLC and SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government Bond Index.

EQ/International Core PLUS Portfolio (advised by FMG LLC, WHV Investment Management, Hirayama Investments, LLC, BlackRock, and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On June 24, 2013 MFS was added as an adviser to the Portfolio.

EQ/International Equity Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EURO STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value PLUS Portfolio (advised by FMG LLC, BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core PLUS Portfolio (advised by FMG LLC, Institutional Capital LLC, BlackRock and Capital Guardian) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On June 24, 2013 Capital Guardian was added as an adviser to the Portfolio.

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth PLUS Portfolio (advised by FMG LLC, Marsico Capital Management, LLC, BlackRock, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wells Capital Management) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On June 24, 2013 T. Rowe Price and Wells Capital Management were added as advisers to the Portfolio.

1024

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett & Co. LLC) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

EQ/MFS International Growth Portfolio (advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

EQ/Mid Cap Value PLUS Portfolio (advised by FMG LLC, Wellington Management Company, LLP, and BlackRock) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, LLC) — Seeks to achieve capital appreciation.

EQ/Morgan Stanley Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

EQ/Mutual Large Cap Equity Portfolio (advised by FMG LLC, BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Natural Resources PLUS Portfolio (advised by FMG LLC, RBC Global Asset Management (U.S.) Inc. and AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (advised by Pacific Investment Management Company, LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Real Estate PLUS Portfolio (advised by FMG LLC, PIMCO and AllianceBernstein) — Seeks to provide long-term capital appreciation and current income.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

1025

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

EQ/Templeton Global Equity Portfolio (advised by FMG LLC, BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income.

EQ/Wells Fargo Omega Growth Portfolio (advised by Wells Capital Management) — Seeks to achieve long-term capital growth.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

1026

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2013, each of the AXA Tactical Manager International Portfolio, ATM International Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/MFS International Growth Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio, EQ/Templeton Global Equity Portfolio and EQ/Van Kampen Comstock Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Manager (“Pricing Procedures”) of the Trust.

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

1027

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. Level 3 transfers, if any, can be found in the Portfolio of Investments for each respective Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The significant unobservable inputs used in the fair valuation of the EQ/Mutual Large Cap Equity Portfolio’s investments in Common Stocks are the discount for lack of marketability and offered quotes; for the Investments in Corporate Bonds, the significant unobservable input is discount for lack of marketability. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2013 is included in the Portfolio of Investments.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase or decrease in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Significant transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

1028

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2013, none of the Portfolios applied these procedures.

Security Transactions and Investment Income

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

Capital Gains Taxes

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. These Portfolios have recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2013. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred by the All Asset Moderate Growth — Alt 15 Portfolio, the All Asset Aggressive – Alt 25 Portfolio, and the AXA Aggressive Strategy Portfolio were $23,378, $23,420, and $10,819, respectively, during the year ended December 31, 2012. Offering costs incurred by the EQ/AllianceBernstein Short Duration Government Bond Portfolio, the EQ/Emerging Markets Equity PLUS Portfolio, the EQ/High Yield Bond Portfolio, the EQ/Natural Resources PLUS Portfolio, the EQ/PIMCO Global Real Return Portfolio, and the EQ/Real Estate PLUS Portfolio were $1,359, $19,011, $19,011, $19,011, $19,011, and $19,611, respectively during the period ended June 30, 2013. Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

1029

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios except EQ/Money Market Portfolio and EQ/AllianceBernstein Short-Term Bond Portfolio), straddle loss deferrals (EQ/Large Cap Value PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio,

1030

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

EQ/Templeton Global Equity Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/International Value PLUS Portfolio and EQ/International Core PLUS Portfolio), mark-to-market of futures contracts (ATM Small Cap Portfolio and AXA Tactical Manager 2000 Portfolio), and loss deferrals due to investments in affiliated fund of fund investments (All Asset Growth-Alt 20 Portfolio and EQ/Franklin Templeton Allocation Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2012 and December 31, 2011, were as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Moderate Growth-Alt 15	$11,033	$—	$527	$5,201	$—	$—	$—	$—
All Asset Growth-Alt 20	5,703,917	4,853,728	222,328	1,538,634	4,757,490	5,541,906	327,229	1,525,853
All Asset Aggressive-Alt 25	6,393	—	226	3,275	—	—	—	—
AXA Ultra Conservative Strategy	4,952	7	1,107	946	441	—	367	—
AXA Conservative Strategy	4,047,408	—	10,783	807,222	6,539,397	1,092,215	—	—
AXA Conservative Growth Strategy	5,704,281	—	5,486	2,017,123	8,727,098	3,148,486	—	—
AXA Balanced Strategy	10,817,547	—	6,676	5,180,266	15,213,827	6,849,807	—	—
AXA Moderate Growth Strategy	22,821,519	—	99,879	14,346,746	34,815,343	18,948,322	—	—
AXA Growth Strategy	8,660,135	—	17,958	5,761,565	11,511,598	8,229,919	—	—
AXA Aggressive Strategy	1,137,682	353	—	662,029	—	—	—	—
EQ/Franklin Templeton Allocation	23,000,778	—	—	—	24,722,057	—	—	—
EQ/International ETF	7,596,696	11,389,449	3,980	1,553,393	8,277,851	10,137,467	754,333	716,575
AXA Tactical Manager 500	35,488,126	20,150,676	6,088,918	9,187,035	20,248,983	12,295,333	170,626	—
AXA Tactical Manager 400	1,172,179	862,840	996,409	1,909,263	1,831,159	1,631,890	—	—
AXA Tactical Manager 2000	6,159,464	9,291,663	7,299,451	13,314,163	5,717,302	6,331,125	—	—
AXA Tactical Manager International	6,228,218	—	3,829,074	—	9,320,372	1,962,907	10,504	—
ATM International	29,324,833	—	77,358	—	99,733,014	13,622,135	—	—

1031

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
ATM Large Cap	$64,170,455	$112,325,993	$10,154,365	$20,989,306	$82,276,930	$94,649,918	$614,627	$—
ATM Mid Cap	3,051,372	45,947,179	3,390,390	5,986,862	18,082,043	43,700,408	—	—
ATM Small Cap	4,246,585	886,645	—	21,228,162	29,516,305	41,228,162	—	—
EQ/AllianceBernstein Dynamic Wealth Strategies	4,415,155	228,299	3,457,126	1,128,753	—	—	350,584	37,619
EQ/AllianceBernstein Short-Term Bond	6,461,103	—	—	—	21,364,885	—	—	—
EQ/AllianceBernstein Small Cap Growth	9,042,171	104,640,414	1,576,046	22,557,964	—	67,572,971	—	14,530,119
EQ/AXA Franklin Small Cap Value Core	2,744,579	—	1,154	—	985,426	—	65,266	—
EQ/BlackRock Basic Value Equity	35,851,933	—	—	—	28,334,843	—	25,235	—
EQ/Boston Advisors Equity Income	24,921,288	5,100,605	201,202	7,489,661	16,624,726	—	—	—
EQ/Calvert Socially Responsible	824,112	—	490	—	290,470	—	—	—
EQ/Capital Guardian Research	10,707,737	—	65,737	—	8,447,717	—	—	—
EQ/Common Stock Index	73,855,402	—	—	—	69,164,394	—	1,365,114	—
EQ/Core Bond Index	107,242,704	—	—	—	139,382,197	—	279,628	—
EQ/Davis New York Venture	3,455,325	—	31,060	—	1,394,032	—	—	—
EQ/Equity 500 Index	52,051,525	1,302,813	—	—	45,878,552	—	408,848	—
EQ/Equity Growth PLUS	9,676,184	—	—	—	4,646,085	—	337,868	—
EQ/Franklin Core Balanced	36,504,423	—	—	—	37,078,040	—	178,691	—
EQ/GAMCO Mergers and Acquisitions	5,153,376	590,900	1,919,248	38,987	8,435,501	1,730,981	915,805	121,344
EQ/GAMCO Small Company Value	32,409,327	54,844,630	2,230,442	50,896,289	2,652,869	21,855,106	25,413	6,081,461
EQ/Global Bond PLUS	20,023,438	20,529,283	1,540,756	1,215,987	36,668,541	3,633,829	3,695,126	12,812,525
EQ/Global Multi-Sector Equity	30,890,099	—	764,593	—	42,387,654	—	3,246,863	—

1032

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Intermediate Government Bond	$46,272,126	$15,771,339	$—	$—	$25,342,585	$—	$1,352,803	$—
EQ/International Core PLUS	17,832,529	—	—	—	36,902,964	—	536,395	—
EQ/International Equity Index	44,296,358	—	19,628	—	53,222,052	—	—	—
EQ/International Value PLUS	22,063,514	—	838,703	—	27,583,276	—	831,056	—
EQ/JPMorgan Value Opportunities	3,532,951	—	46,142	—	4,037,337	—	—	—
EQ/Large Cap Core PLUS	15,886,939	34,526,307	343,745	1,232,003	7,283,433	18,570,256	448,884	977,479
EQ/Large Cap Growth Index	14,196,709	—	—	—	11,221,405	—	132,262	—
EQ/Large Cap Growth PLUS	13,633,938	—	58,250	—	11,340,116	—	198,449	—
EQ/Large Cap Value Index	6,695,005	—	16,390	—	4,851,506	—	114,647	—
EQ/Large Cap Value PLUS	47,122,777	—	132,223	—	40,681,442	—	484,755	—
EQ/Lord Abbett Large Cap Core	2,836,519	—	—	—	1,956,313	—	40,144	—
EQ/MFS International Growth	16,762,010	—	—	—	10,541,226	29,775,518	144,406	—
EQ/Mid Cap Index	12,140,760	—	—	—	7,859,928	—	493,074	—
EQ/Mid Cap Value PLUS	20,129,734	—	—	—	16,073,087	—	963,635	—
EQ/Money Market	—	—	1,420	—	173,482	—	—	—
EQ/Montag & Caldwell Growth	3,007,613	17,919	—	753,144	1,816,006	—	24,573	—
EQ/Morgan Stanley Mid Cap Growth	2,333,944	16,081,921	—	—	1,919,692	70,973,301	—	6,591,192
EQ/Mutual Large Cap Equity	10,110,824	—	—	—	7,584,282	—	2,144,701	—
EQ/Oppenheimer Global	3,296,810	—	—	—	2,747,980	—	14,770	—
EQ/PIMCO Ultra Short Bond	22,990,812	—	—	—	22,540,417	—	63,413	—
EQ/Quality Bond PLUS	5,103,527	—	—	—	19,934,504	—	86,937	—
EQ/Small Company Index	12,496,621	50,711,773	—	3,597,668	5,738,958	73,630,049	—	1,432,231
EQ/T.Rowe Price Growth Stock	—	—	—	—	—	—	—	—
EQ/Templeton Global Equity	10,171,727	—	—	—	13,764,413	—	515,409	—

1033

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/UBS Growth and Income	$1,222,143	$—	$—	$—	$1,095,885	$—	$16,037	$—
EQ/Van Kampen Comstock	3,761,427	—	—	—	3,904,361	—	—	—
EQ/Wells Fargo Omega Growth	117,349	29,044,971	—	4,873,588	8,922,564	2,975,539	—	8,175,334

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010, if any, are listed in each Portfolio’s Portfolio of Investments.

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations.

Securities Lending:

For all Portfolios (excluding Allocation Portfolios), the Board has approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment return. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. None of the Portfolios had any loans outstanding for the period ended June 30, 2013.

Sale-Buybacks:

The EQ/PIMCO Ultra Short Bond Portfolio entered into financing transactions referred to as ‘sale-buybacks’ during the period ended June 30, 2013. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the

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price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. The EQ/PIMCO Ultra Short Bond Portfolio had open sale-buybacks at June 30, 2013.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of)

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purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio and EQ/Templeton Global Equity Portfolio used futures contracts during the six months ended June 30, 2013 to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

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Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Total Return Swap Agreements:

The EQ/Real Estate PLUS Portfolio entered into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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June 30, 2013 (Unaudited)

Swaps are market to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Portfolios adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, and the AXA Strategy Portfolios, the Management

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Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2013, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fees
All Asset Moderate Growth-Alt 15	0.100% of average daily net assets
All Asset Growth-Alt 20	0.100% of average daily net assets
All Asset Aggressive-Alt 25	0.100% of average daily net assets
AXA Ultra Conservative Strategy	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
AXA Aggressive Strategy Portfolio	0.100% of average daily net assets
EQ/Franklin Templeton Allocation	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Global Real Return	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Dynamic Wealth Strategies	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Franklin Core Balanced	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/GAMCO Small Company Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%

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June 30, 2013 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Mutual Large Cap Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Templeton Global Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Wells Fargo Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Equity Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/International Value PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Natural Resources PLUS	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Real Estate PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Thereafter
EQ/AllianceBernstein Short Duration Government Bond	0.450%	0.430%	0.410%
EQ/AllianceBernstein Short-Term Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $3 Billion	Next $4 Billion	Thereafter
AXA Tactical Manager 500	0.450%	0.430%	0.410%
AXA Tactical Manager 400	0.450%	0.430%	0.410%
AXA Tactical Manager 2000	0.450%	0.430%	0.410%
AXA Tactical Manager International	0.450%	0.430%	0.410%
ATM International	0.450%	0.430%	0.410%
ATM Large Cap	0.450%	0.430%	0.410%
ATM Mid Cap	0.450%	0.430%	0.410%
ATM Small Cap	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/International ETF	0.400%	0.390%	0.380%
EQ/Calvert Socially Responsible	0.500%	0.490%	0.480%
EQ/Common Stock Index	0.350%	0.340%	0.330%

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June 30, 2013 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Core Bond Index	0.350%	0.340%	0.330%
EQ/Equity 500 Index	0.250%	0.240%	0.230%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/High Yield Bond	0.600%	0.580%	0.560%
EQ/Intermediate Government Bond	0.350%	0.340%	0.330%
EQ/International Equity Index	0.400%	0.390%	0.380%
EQ/Large Cap Growth Index	0.350%	0.340%	0.330%
EQ/Large Cap Value Index	0.350%	0.340%	0.330%
EQ/Mid Cap Index	0.350%	0.340%	0.330%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%
EQ/Small Company Index	0.250%	0.240%	0.230%

On behalf of the Trust, with the exception of the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays an annual fixed charge of $32,500 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus:

Total Average Daily Net Asset Charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

The EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios each pay an annual fixed charge of $32,500 for each Portfolio and for each allocated portion of the Portfolio for which separate administrative services are provided, plus:

Total Average Daily Net Asset Charge of EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

The All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios each pay an annual rate of $32,500 per portfolio, plus:

Total Average Daily Net Asset Charge of the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios (together, the “Allocation Portfolios”)

0.15% of the first $15 billion

0.125% of the next $5 billion

0.10% on assets thereafter, to be calculated on a per portfolio basis.

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For all other Portfolios:

All other Portfolios each pay an annual fixed charge of $30,000, plus:

Total Trust Average Daily Net Asset Charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

*	With the exception of the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase, an affiliate of the sub-administrator. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At June 30, 2013, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk arising should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable ( the “Distributor”), pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 7	Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2014 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that

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June 30, 2013 (Unaudited)

the total annual operating expenses of such Portfolios’ Class K Shares (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) are limited to:

0.10% of average daily net assets of the

All Asset Moderate Growth-Alt 15 Portfolio

All Asset Growth-Alt 20 Portfolio

All Asset Aggressive-Alt 25 Portfolio

0.15% of average daily net assets of the

EQ/Franklin Templeton Allocation Portfolio

0.47% of average daily net assets of the

EQ/Core Bond Index

0.55% of average daily net assets of the

EQ/International ETF Portfolio

0.60% of average daily net assets of the

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

0.65% of average daily net assets of the

EQ/AllianceBernstein Short-Term Bond Portfolio

EQ/AllianceBernstein Short Duration Government Bond Portfolio

0.70% of average daily net assets of the

ATM International Portfolio

ATM Large Cap Portfolio

ATM Mid Cap Portfolio

ATM Small Cap Portfolio

AXA Tactical Manager 400 Portfolio

AXA Tactical Manager 500 Portfolio

AXA Tactical Manager 2000 Portfolio

AXA Tactical Manager International Portfolio

EQ/BlackRock Basic Value Equity Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/Equity Growth PLUS Portfolio

EQ/Global Bond PLUS Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/PIMCO Global Real Return Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Boston Advisors Equity Income Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/UBS Growth and Income Portfolio

EQ/Wells Fargo Omega Growth Portfolio

0.85% of average daily net assets of the

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Morgan Stanley Mid Cap Growth Portfolio

EQ/Natural Resources PLUS Portfolio

EQ/Real Estate PLUS Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

0.90% of average daily net assets of the

EQ/Calvert Socially Responsible Portfolio

EQ/Davis New York Venture Portfolio

EQ/Montag & Caldwell Growth Portfolio

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June 30, 2013 (Unaudited)

0.95% of average daily net assets of the

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

EQ/High Yield Bond Portfolio

1.00% of average daily net assets of the

EQ/Emerging Markets Equity PLUS Portfolio

EQ/MFS International Growth Portfolio

EQ/Oppenheimer Global Portfolio

1.05% of average daily net assets of the

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Mutual Large Cap Equity Portfolio

1.10% of average daily net assets of the

EQ/Templeton Global Equity Portfolio

Prior to May 1, 2013, the following Portfolios’ expense limitations were as follows:

0.70% of average daily net assets of the

EQ/PIMCO Ultra Short Bond Portfolio

0.90% of average daily net assets of the

EQ/Wells Fargo Omega Growth Portfolio

0.95% of average daily net assets of the

EQ/Montag & Caldwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

Prior to May 1, 2013, the following Portfolios currently subject to an expense limitation were not subject to an expense limitation:

EQ/BlackRock Basic Value Equity Portfolio

EQ/Core Bond Index Portfolio

EQ/Davis New York Venture Portfolio

EQ/Global Bond PLUS Portfolio

EQ/MFS International Growth Portfolio

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Ultra Conservative Strategy Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.70%
AXA Conservative Strategy Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.70%
AXA Conservative Growth Strategy Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.75%
AXA Balanced Strategy Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.80%
AXA Moderate Growth Strategy Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.85%
AXA Growth Strategy Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.85%
AXA Aggressive Strategy Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	0.90%

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be

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June 30, 2013 (Unaudited)

made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2013, the Manager received a total of $67,907 in recoupment for all of the Portfolios within the Trust. At June 30, 2013, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2013	2014	2015	2016	Total Eligible For Reimbursement
All Asset Moderate Growth-Alt 15	$—	$—	$85,990	$62,012	$148,002
All Asset Growth-Alt 20	333,298	615,401	735,137	319,910	2,003,746
All Asset Aggressive-Alt 25	—	—	85,981	61,589	147,570
AXA Ultra Conservative Strategy	—	55,442	103,381	48,040	206,863
AXA Conservative Strategy	116,981	352,155	473,041	295,226	1,237,403
AXA Conservative Growth Strategy	149,848	428,784	529,179	329,252	1,437,063
AXA Balanced Strategy	167,091	475,211	508,412	301,422	1,452,136
AXA Moderate Growth Strategy	169,867	351,088	93,975	—	614,930
AXA Growth Strategy	160,024	321,578	239,927	107,806	829,335
AXA Aggressive Strategy	—	—	81,092	21,795	102,887
EQ/Franklin Templeton Allocation	477,088	985,181	1,003,028	520,233	2,985,530
EQ/International ETF	9,859	—	26,602	5,568	42,029
AXA Tactical Manager 400	32,323	30,012	18,898	—	81,233
EQ/AllianceBernstein Dynamic Wealth Strategies	—	48,898	69,775	52	118,725
EQ/AllianceBernstein Short Duration Government Bond	—	—	—	14,943	14,943
EQ/Boston Advisors Equity Income	259,044	567,667	741,563	395,078	1,963,352
EQ/Capital Guardian Research	263,138	539,188	611,901	295,317	1,709,544
EQ/Davis New York Venture	—	—	—	61,228	61,228
EQ/Emerging Markets Equity PLUS	—	—	—	66,437	66,437
EQ/Global Bond PLUS	—	—	—	4,015	4,015
EQ/High Yield Bond	—	—	—	34,853	34,853
EQ/JPMorgan Value Opportunities	—	—	15,137	—	15,137
EQ/Lord Abbett Large Cap Core	49,458	106,933	149,007	64,998	370,396
EQ/Natural Resources PLUS	—	—	—	68,978	68,978
EQ/Oppenheimer Global	3,408	26,839	37,747	83,492	151,486
EQ/PIMCO Global Real Return	—	—	—	46,821	46,821
EQ/Quality Bond PLUS	651,844	1,189,151	204,227	41	2,045,263
EQ/Real Estate PLUS	—	—	—	79,215	79,215
EQ/T. Rowe Price Growth Stock	—	—	—	51,693	51,693
EQ/UBS Growth and Income	70,482	171,643	206,863	98,275	547,263
EQ/Van Kampen Comstock	57,845	94,020	151,518	78,485	381,868
During the six months ended June 30, 2013, the Manager voluntarily waived Investment Management fees for certain portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
EQ/Money Market Portfolio	$ 2,262,243

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Prior to May 1, 2013, the Manager voluntarily waived Investment Management fees for certain portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
EQ/Davis New York Venture Portfolio	$ 134,882
EQ/Oppenheimer Global Portfolio	149,768
EQ/T. Rowe Price Growth Stock Portfolio	99,359

During the six months ended June 30, 2013, the Distributor voluntarily waived $1,633,803 of Distribution fees for the EQ/Money Market Portfolio Class IA and Class IB shares. This amount is not eligible for recoupment.

The All Asset Portfolios invests in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Portfolios, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Portfolios is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Portfolios’ investments in Underlying Portfolios and Underlying ETFs is:

Portfolios:	Range of Expenses
All Asset Moderate Growth-Alt 15 Portfolio	0.65% to 0.90%
All Asset Growth-Alt 20	0.65% to 0.90%
All Asset Aggressive-Alt 25	0.70% to 0.95%

The AXA Strategy Portfolios invest in shares of Underlying Portfolios. Therefore, each of the AXA Strategy Portfolios, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the AXA Strategy Portfolios are indirectly reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each of the AXA Strategy Portfolios’ investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Ultra Conservative Strategy	0.35% to 0.60%
AXA Conservative Strategy	0.40% to 0.65%
AXA Conservative Growth Strategy	0.45% to 0.70%
AXA Balanced Strategy	0.45% to 0.70%
AXA Moderate Growth Strategy	0.45% to 0.70%
AXA Growth Strategy	0.50% to 0.75%
AXA Aggressive Strategy	0.50% to 0.75%

The EQ/Franklin Templeton Allocation Portfolio invests exclusively in shares of Underlying Portfolios managed by FMG LLC. Therefore, the EQ/Franklin Templeton Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin Templeton Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/Franklin Templeton Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/Franklin Templeton Allocation	0.75% to 1.00%

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June 30, 2013 (Unaudited)

Note 8	Percentage of Ownership by Affiliates

At June 30, 2013, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Moderate Growth-Alt 15	26.82%
All Asset Growth-Alt 20	—	#
All Asset Aggressive-Alt 25	24.86
AXA Ultra Conservative Strategy	97.18
AXA Conservative Strategy	—	#
AXA Conservative Growth Strategy	—	#
AXA Balanced Strategy	—	#
AXA Moderate Growth Strategy	—	#
AXA Growth Strategy	—	#
AXA Aggressive Strategy	—	#
EQ/Franklin Templeton Allocation	—	#
EQ/International ETF	—	#
AXA Tactical Manager 500	—	#
AXA Tactical Manager 400	—	#
AXA Tactical Manager 2000	—	#
AXA Tactical Manager International	—	#
ATM International	—	#
ATM Large Cap	—	#
ATM Mid Cap	—	#
ATM Small Cap	—	#
EQ/AllianceBernstein Dynamic Wealth Strategies	0.03
EQ/AllianceBernstein Short Duration Government Bond	32.73
EQ/AllianceBernstein Short-Term Bond	—	#
EQ/AllianceBernstein Small Cap Growth	0.01
EQ/AXA Franklin Small Cap Value Core	—	#
EQ/BlackRock Basic Value Equity	0.01
EQ/Boston Advisors Equity Income	—	#
EQ/Calvert Socially Responsible	0.38
EQ/Capital Guardian Research	0.05
EQ/Common Stock Index	0.21
EQ/Core Bond Index	—	#
EQ/Davis New York Venture	—	#
EQ/Emerging Markets Equity PLUS	59.90
EQ/Equity 500 Index	0.02
EQ/Equity Growth PLUS	0.02
EQ/Franklin Core Balanced	—	#
EQ/GAMCO Mergers and Acquisitions	0.04
EQ/GAMCO Small Company Value	0.01
EQ/Global Bond PLUS	0.02
EQ/Global Multi-Sector Equity	0.02
EQ/High Yield Bond	82.97
EQ/Intermediate Government Bond	—	#
EQ/International Core PLUS	0.02
EQ/International Equity Index	0.03
EQ/International Value PLUS	0.02
EQ/JPMorgan Value Opportunities	0.05
EQ/Large Cap Core PLUS	0.06
EQ/Large Cap Growth Index	0.01
EQ/Large Cap Growth PLUS	0.02
EQ/Large Cap Value Index	0.02
EQ/Large Cap Value PLUS	0.02

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Portfolios:	Percentage of Ownership
EQ/Lord Abbett Large Cap Core	—%
EQ/MFS International Growth	—
EQ/Mid Cap Index	0.03
EQ/Mid Cap Value PLUS	0.04
EQ/Money Market	0.08
EQ/Montag & Caldwell Growth	0.03
EQ/Morgan Stanley Mid Cap Growth	—	#
EQ/Mutual Large Cap Equity	—	#
EQ/Natual Resources PLUS	33.99
EQ/Oppenheimer Global	—	#
EQ/PIMCO Global Real Return	1.95
EQ/PIMCO Ultra Short Bond	—	#
EQ/Quality Bond PLUS	0.06
EQ/Real Estate PLUS	1.84
EQ/Small Company Index	0.24
EQ/T. Rowe Price Growth Stock	0.01
EQ/Templeton Global Equity	—	#
EQ/UBS Growth and Income	—
EQ/Van Kampen Comstock	0.01
EQ/Wells Fargo Omega Growth	0.02

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Portfolios, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by FMG LLC. The following tables represent the percentage of ownership that the All Asset Portfolios, the EQ/ Franklin Templeton Allocation Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2013.

	All Asset Moderate Growth-Alt 15		All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		EQ/Franklin Templeton Allocation
EQ/AllianceBernstein Small Cap Growth	0.01%		0.87%	0.01%		—%
EQ/BlackRock Basic Value Equity	—	#	0.75	0.01		—
EQ/Boston Advisors Equity Income	0.01		1.13	0.01		—
EQ/Core Bond Index	—	#	0.01	—		—
EQ/Davis New York Venture	0.10		15.81	0.14		—
EQ/Emerging Markets Equity PLUS	0.16		37.20	0.34		—
EQ/Equity 500 Index	—	#	0.25	—	#	—
EQ/Franklin Core Balanced	—		—	—		37.69
EQ/GAMCO Mergers & Acquisitions	0.02		4.71	0.05		—
EQ/GAMCO Small Company Value	—	#	0.71	—	#	—
EQ/Global Bond PLUS	0.04		2.20	—	#	—
EQ/High Yield Bond	0.16		15.74	0.05		—
EQ/Intermediate Government Bond	—	#	0.08	—	#	—
EQ/International Core PLUS	—	#	0.59	0.01		—
EQ/International Equity Index	—	#	0.02	—	#	—
EQ/MFS International Growth	0.01		1.89	0.02		—
EQ/Morgan Stanley Mid Cap Growth	—	#	0.32	—	#	—
EQ/Mutual Large Cap Equity	—		—	—		66.96
EQ/Natural Resources PLUS	0.37		64.29	0.76		—
EQ/PIMCO Global Real Return	0.94		88.43	0.30		—

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June 30, 2013 (Unaudited)

	All Asset Moderate Growth-Alt 15		All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		EQ/Franklin Templeton Allocation
EQ/PIMCO Ultra Short Bond	—	#%	0.08%	—%		—%
EQ/Real Estate PLUS	0.47		93.14	0.86		—
EQ/T. Rowe Price Growth Stock	0.03		4.60	0.06		—
EQ/Templeton Global Equity	—		—	—		59.85
Multimanager Core Bond	—	#	0.40	—	#	—

#	Less than 0.005%.

	AXA Ultra Conservative Growth Strategy		AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA Tactical Manager 500	0.01%		2.07%	6.43%	16.74%	44.09%	20.65%	4.89%
AXA Tactical Manager 400	0.01		2.50	4.64	10.63	27.27	15.28	2.97
AXA Tactical Manager 2000	0.01		2.09	6.49	16.60	43.58	19.94	4.56
AXA Tactical Manager International	0.01		1.98	5.99	15.51	40.56	18.79	4.39
EQ/AllianceBernstein Short-Term Bond	—	#	11.49	13.21	22.51	39.38	11.79	1.61
EQ/Core Bond Index	—	#	2.61	3.01	5.17	9.09	2.72	0.36
EQ/Intermediate Government Bond	0.06		2.75	3.12	5.34	9.29	2.76	0.37

#	Less than 0.005%.

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	1.28%	2.52%	25.48%	37.50%	13.61%
ATM International	1.74	3.99	31.55	46.80	15.92
ATM Large Cap	3.30	4.94	28.49	44.96	18.31
ATM Mid Cap	2.13	6.86	31.54	43.25	16.23
ATM Small Cap	0.50	3.58	27.31	51.55	17.06
EQ/AllianceBernstein Small Cap Growth	0.21	1.31	11.78	20.45	5.65
EQ/AXA Franklin Small Cap Value Core	—	1.10	14.50	27.50	11.48
EQ/BlackRock Basic Value Equity	1.32	1.78	8.95	11.10	3.07
EQ/Boston Advisors Equity Income	2.59	3.98	19.33	22.43	4.93
EQ/Core Bond Index	7.64	5.34	23.37	15.52	1.41
EQ/GAMCO Small Company Value	0.38	0.77	5.95	7.02	3.98
EQ/Global Bond PLUS	3.28	2.31	9.57	0.14	—
EQ/Global Multi-Sector Equity	0.34	1.10	8.27	10.77	3.49
EQ/Intermediate Government Bond	9.58	6.68	29.28	20.04	1.84
EQ/International Core PLUS	0.30	0.62	5.20	8.21	2.68
EQ/International Equity Index	0.11	0.26	1.11	3.17	3.34

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June 30, 2013 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International Value PLUS	0.29%	0.70%	5.55%	10.71%	6.28%
EQ/Large Cap Core PLUS	0.65	1.10	6.05	7.83	2.85
EQ/Large Cap Growth Index	1.21	1.74	8.34	16.07	9.28
EQ/Large Cap Growth PLUS	1.03	1.55	10.10	13.75	4.98
EQ/Large Cap Value PLUS	0.16	0.50	3.63	8.91	6.26
EQ/MFS International Growth	1.66	3.46	25.95	34.05	14.28
EQ/Mid Cap Index	—	0.30	0.90	0.83	0.45
EQ/PIMCO Ultra Short Bond	8.98	6.27	27.43	18.23	1.63
EQ/Small Company Index	—	0.27	1.77	2.32	0.73

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	3.79%	6.39%	4.60%	3.25%
EQ/Core Bond Index	0.15	0.13	0.05	0.02
EQ/Equity 500 Index	0.40	0.89	0.71	0.49
EQ/Global Bond PLUS	0.84	0.74	0.27	—	#
EQ/Global Multi-Sector Equity	0.50	0.80	0.58	0.39
EQ/PIMCO Ultra Short Bond	0.16	0.14	0.05	0.01
EQ/Small Company Index	0.27	0.69	0.62	0.42

#	Less than 0.005%.

Note 9	Substitution, Reorganization and In-Kind Transactions

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from the Portfolios listed below to EQ/International Core PLUS Portfolio (“ICP”). On June 24, 2013 the Portfolios’ transferred securities and currency to ICP in connection with the redemption-in-kind transactions. Valuation of these securities at the time of transfer was in the accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale of securities, and the resulting gain and market value of the securities are listed in the table below.

Portfolios	Market Value of securities transferred	Realized Gain/(Loss)
EQ/MFS International Growth Portfolio	$387,390,490	$ 75,268,157
Multimanager International Equity Portfolio	336,328,768	43,221,029

Total	$723,719,258

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from the Portfolios listed below to EQ/Large Cap Core PLUS Portfolio (“LCCP”). On June 24, 2013 the Portfolios’ transferred securities and currency to LCCP in connection with the redemption-in-kind transactions. Valuation of these securities at the time of transfer was in the accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale of securities, and the resulting gain and market value of the securities are listed in the table below.

Portfolios	Market Value of securities transferred	Realized Gain/(Loss)
EQ/Capital Guardian Research Portfolio	$935,653,398	$250,488,053
EQ/Davis New York Venture Portfolio	319,295,079	98,895,112
EQ/Lord Abbett Large Cap Core Portfolio	175,945,507	44,320,269
EQ/UBS Growth and Income Portfolio	90,888,048	16,073,245
Multimanager Large Cap Core Equity Portfolio	134,096,701	35,167,063

Total	$1,655,878,733

1050

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from the Portfolios listed below to EQ/Large Cap Growth PLUS Portfolio (“LCGP”). On June 24, 2013 the Portfolios’ transferred securities and currency to LCGP in connection with the redemption-in-kind transactions. Valuation of these securities at the time of transfer was in the accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale of securities, and the resulting gain of and market value of the securities are listed in the below table.

Portfolios	Market Value of securities transferred	Realized Gain/(Loss)
EQ/T. Rowe Price Growth Stock Portfolio	$483,112,196	$156,350,736
EQ/Wells Fargo Omega Growth Portfolio	645,225,243	128,602,417

Total	$1,128,337,439

At a meeting held on August 7, 2012, the Board of Trustees ratified the redemption in-kind transfer from EQ/Intermediate Government Bond Portfolio (“IGB”) to EQ/Quality Bond PLUS Portfolio (“QBP”). During the year ended December 31, 2012, IGB transferred securities and cash to QBP in connection with a redemption-in-kind transaction. Valuation of these securities at the time of transfer was in the accordance with the Fund’s valuation policy. For GAAP purposes, the transaction was treated as sale of securities, and the resulting gain of $3,307,881 was recognized based on the market value of the securities of $527,631,645 on the date of transfer. For tax purposes, the gain is not recognized by IGB. The market value of these securities transferred is excluded from the IGB portfolio turnover and net proceeds of sales and redemptions. The realized gain from the redemption in-kind is netted and recorded in Net Realized Gain on Securities on the Statement of Operations, QBP recorded these securities on the transfer date at their market value.

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2013, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

Subsequent to the close of regular trading on June 28, 2013, the share price of Onyx Pharmaceuticals increased from $86.82 (official close price) to $109 (last trade in after hours market trading) based on an anticipated takeover bid of the company. Trading of the shares opened at $132.66 on July 1, 2013, up 53% from the prior business day’s official close price. The following two Portfolios were significantly impacted by the price increase in Onyx Pharmaceuticals subsequent to the close of regular trading, and as such the value of the security has been adjusted to reflect the last trade in after hours market trading in these financial statements for EQ/AllianceBernstein Small Cap Growth Portfolio and EQ/T. Rowe Price Growth Stock Portfolio.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from EQ/Equity Growth PLUS Portfolio, EQ/Montag and Caldwell Growth Portfolio and Multimanager Aggressive Equity Portfolio, a Portfolio of AXA Premier VIP Trust, to EQ/Large Cap Growth PLUS Portfolio. The redemption in-kind took place on July 15, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, Portfolios of AXA Premier VIP Trust, to AXA Tactical Manager 2000 Portfolio. The redemption in-kind took place on July 15, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from Multimanager Mid Cap Growth Portfolio, a Portfolio of AXA Premier VIP Trust, to AXA Tactical Manager 400 Portfolio. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from EQ/PIMCO Ultra Short Bond Portfolio to EQ/AllianceBernstein Short Duration Government Bond Portfolio. The redemption in-kind took place on July 22, 2013.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from EQ/Oppenheimer Global Portfolio to EQ/Global Multi-Sector Equity Portfolio. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from Multimanager Mid Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, to EQ/Mid Cap Value PLUS Portfolio. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from Multimanager Core Bond Portfolio, a Portfolio of AXA Premier VIP Trust, to EQ/Quality Bond PLUS Portfolio. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from EQ/BlackRock Basic Value Equity Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Van Kampen Comstock Portfolio and Multimanager Large Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, to EQ/Large Cap Value PLUS Portfolio. The redemption in-kind took place on July 29, 2013.

At a meeting held on March 5-6, 2013, the Board of Trustees ratified the redemption in-kind transfer from EQ/Global Bond PLUS Portfolio and Multimanager Multi-Sector Bond Portfolio, a Portfolio of AXA Premier VIP Trust, to EQ/Core Bond Index Portfolio. The redemption in-kind took place on July 29, 2013.

At a meeting held on June 4-6, 2013, the Board of Trustees approved additional advisers to an allocated portion of certain Trust Portfolios effective as of the date indicated in the table below.

Portfolio	Additional Adviser	Effective Date
EQ/Global Multi-Sector Equity Portfolio	OppenheimerFunds, Inc.	July 22, 2013
EQ/Large Cap Value PLUS	BlackRock Investment Management	July 29, 2013
EQ/Mid Cap Value PLUS	Diamond Hill Capital Management, Inc.	July 22, 2013
EQ/Quality Bond PLUS	Pacific Investment Management Company, LLC	July 22, 2013

At a meeting held on July 11-12, 2013, the Board of Trustees approved the following changes to the management fee payable by the following Portfolios to the Manager, effective September 1, 2013:

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/International ETF	0.400%	0.390%	0.380%	0.370%
EQ/Calvert Socially Responsible	0.500%	0.490%	0.480%	0.470%
EQ/Common Stock Index	0.350%	0.340%	0.330%	0.320%
EQ/Core Bond Index	0.350%	0.340%	0.330%	0.320%
EQ/Equity 500 Index	0.250%	0.240%	0.230%	0.220%
EQ/Intermediate Government Bond	0.350%	0.340%	0.330%	0.320%
EQ/International Equity Index	0.400%	0.390%	0.380%	0.370%
EQ/Large Cap Growth Index	0.350%	0.340%	0.330%	0.320%
EQ/Large Cap Value Index	0.350%	0.340%	0.330%	0.320%
EQ/Mid Cap Index	0.350%	0.340%	0.330%	0.320%
EQ/Small Company Index	0.250%	0.240%	0.230%	0.220%

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Tactical Manager 500	0.450%	0.430%	0.410%	0.400%
AXA Tactical Manager 400	0.450%	0.430%	0.410%	0.400%
AXA Tactical Manager 2000	0.450%	0.430%	0.410%	0.400%
AXA Tactical Manager International	0.450%	0.430%	0.410%	0.400%
ATM International	0.450%	0.430%	0.410%	0.400%
ATM Large Cap	0.450%	0.430%	0.410%	0.400%
ATM Mid Cap	0.450%	0.430%	0.410%	0.400%
ATM Small Cap	0.450%	0.430%	0.410%	0.400%

At the same meeting, the Board of Trustees approved the following changes to the Administrative fee, effective September 1, 2013:

The administration fee was changed to remove the sleeve level flat fee for all Portfolios and:

•	for single-advised Portfolios, the $30,000 fee applies only to Portfolios with total average net assets of less than $5 billion.

•

for Allocation Portfolios, the Multiadviser Portfolios (excluding the Tactical Portfolios) and the Tactical Portfolios (inclusive of the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio), the $32,500 fee applies only to Portfolios with total average net assets of less than $5 billion.

Additionally, the following fee changes are applicable:

Total Average Daily Net Asset Charge of the Multi adviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $20 billion

0.11% on the next $5 billion

0.10% in excess of $25 billion

Total Average Daily Net Asset Charge of EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $20 billion

0.11% on the next $5 billion

0.10% in excess of $25 billion

At a meeting held on August 13, 2013, the Board of Trustees approved the name change of the EQ/Van Kampen Comstock Portfolio to EQ/Invesco Comstock Portfolio effective August 14, 2013.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/ T. Rowe Price Growth Stock, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and court agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

No liability for litigation relating to these matters have been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and AXA Premier VIP Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and AXA Premier VIP Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2013 (Unaudited)

Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the EQ/Large Cap Core PLUS Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio – $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio – $1,122,000; (iii) the EQ/Mid Cap Value PLUS Portfolio – $2,992,000; (iv) the EQ/Large Cap Core PLUS Portfolio – $64,600; (v) the EQ/Small Company Index II Portfolio – $61,200; and (vi) the EQ/ Common Stock Index II Portfolio – $18,360.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (UNAUDITED)

At a meeting held on June 4-6, 2013 (except as indicated below), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved the Investment Advisory Agreement(s) (each, an “Advisory Agreement” or “Agreement”) between AXA Equitable Funds Management Group, LLC (“AXA FMG” or the “Manager”), which serves as the Trust’s investment manager, and each investment sub-adviser (an “Adviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolios	Agreement(s) Approved by the Trust’s Board with respect to the Portfolio(s)
EQ/Global Multi-Sector Equity Portfolio+	Advisory Agreement with OppenheimerFunds, Inc.

EQ/High Yield Bond Portfolio*	Advisory Agreement with AXA Investment Managers, Inc.

EQ/International Core PLUS Portfolio+	Advisory Agreement with Massachusetts Financial Services Company (dba MFS Investment Management)

EQ/Large Cap Core PLUS Portfolio+	Advisory Agreement with Capital Guardian Trust Company

EQ/Large Cap Growth PLUS Portfolio+	Advisory Agreement with T. Rowe Price Associates, Inc. Advisory Agreement with Wells Capital Management, Inc. (“Wells”)

EQ/Large Cap Value PLUS Portfolio+	Advisory Agreement with BlackRock Capital Management, LLC

EQ/Mid Cap Value PLUS Portfolio+	Advisory Agreement with Diamond Hill Capital Management, Inc. (“Diamond Hill”)

EQ/Quality Bond PLUS Portfolio+	Advisory Agreement with Pacific Investment Management Company, LLC

+	Collectively, the “Replacement Portfolios.”
*	Meeting held on December 4-5, 2012. EQ/High Yield Bond Portfolio commenced operations on February 8, 2013.

Replacement Portfolios. With respect to each Replacement Portfolio, the Board noted that AXA FMG proposed to appoint the Adviser(s) shown in the table above as the additional adviser(s) to the active allocated portion of the Replacement Portfolio. The Board noted that, except for Diamond Hill, the proposed Advisers for the Replacement Portfolios currently served as investment sub-advisers for other Portfolios of the Trust (the “Removed Portfolios”) that would be the subject of a redemption request by separate accounts of AXA Equitable Life Insurance Company in a substitution transaction to be effected between June and July 2013 (the “Substitution Transaction”). With respect to Diamond Hill, the Board noted that FMG LLC managed the Multimanager Mid Cap Value Portfolio of AXA Premier VIP Trust (“Multimanager Portfolio”), and that Diamond Hill served as an Adviser to an allocated portion of that Portfolio, which would be part of the Substitution Transaction. The Board noted that each Replacement Portfolio would receive assets from the relevant Removed Portfolio(s) in connection with the Substitution Transaction. The Board also noted that each Replacement Portfolio, other than EQ/Mid Cap Value PLUS Portfolio, would be added, by amendment, to an existing Advisory Agreement between AXA FMG and the Adviser(s) proposed for that Replacement Portfolio. With respect to each Replacement Portfolio, the Board further noted that AXA FMG’s proposal to appoint the Adviser(s) for the Replacement Portfolio was based on, among other factors, AXA FMG’s desire to reduce adviser concentration in the active allocated portion of the Replacement Portfolio and to add an Adviser that would complement the investment strategies of the Replacement Portfolio’s other advisers.

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All Portfolios. In reaching its decision to approve each Advisory Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio and its shareholders. The Board further considered all factors it deemed relevant with respect to each Portfolio and Agreement, including, as applicable: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Adviser(s); (2) comparative performance information; (3) the level of the proposed advisory fees; (4) economies of scale that may be realized by the Portfolio; and (5) the “fall out” benefits to be realized by the proposed Adviser(s) and their respective affiliates (i.e., any direct or indirect benefits to be derived by the proposed Adviser(s) and their respective affiliates from their relationships with the Trust). In considering each Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the proposed Advisers, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the relevant meeting. The Board also took into account information provided to the Trustees at prior Board meetings. As applicable, the information provided to the Trustees described, among other things, the services to be provided by the proposed Advisers, as well as the Advisers’ investment personnel, proposed advisory fees, performance information, and other matters. During the relevant meeting, the Trustees met with senior representatives of the Manager to discuss the Advisory Agreements and the information provided. The Independent Trustees met in advance of the meetings at which the Board approved the Advisory Agreements and in executive sessions during the meetings to review the information provided. The Independent Trustees were assisted by independent counsel during the meetings and during their deliberations regarding the Advisory Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving the relevant Advisory Agreement(s) with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed advisory fees were fair and reasonable and that the approval of the Agreement(s) was in the best interests of the affected Portfolio and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Advisory Agreements.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its shareholders by the relevant Adviser(s). In addition to the investment performance information discussed below, the Board considered each Adviser’s responsibilities with respect to the Portfolio (or the portion thereof) that it would sub-advise pursuant to the Advisory Agreement and each Adviser’s experience in serving, as applicable, as an investment sub-adviser for other Portfolios of the Trust and for portfolios and accounts similar to the Portfolio that it would sub-advise. The Board considered that each Adviser would be responsible for making investment decisions for the Portfolio (or the portion thereof) that it would sub-advise, subject to the oversight of the Manager; placing with brokers or dealers all orders for the purchase and sale of investments for the Portfolio (or the portion thereof) that it would sub-advise; and performing related trading functions. The Board also reviewed information regarding each Adviser’s process for selecting investments for the Portfolio (or the portion thereof) that it would sub-advise, as well as information regarding the background of each of the Adviser’s portfolio managers who would provide services to the Portfolio. The Board also considered the general structure of each Adviser’s portfolio management compensation program and whether this structure provides appropriate incentives to act in the best interests of the affected Portfolio. The Board also considered each Adviser’s best execution trading policies. The Board’s opinion regarding the nature, quality and extent of the overall services to be provided by each Adviser was also based, in part, on periodic reports provided to the Board regarding the services provided by the Adviser where the Adviser served as an investment sub-adviser for other Portfolios of the Trust. The Board noted its familiarity with the proposed Advisers that currently served as investment sub-advisers for other Portfolios of the Trust. Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the relevant Adviser(s) were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Advisory Agreement(s).

Investment Performance. The Board also received and reviewed each Adviser’s performance data in managing other portfolios and/or accounts, including, as applicable, other Portfolios of the Trust, with substantially similar investment objectives, policies, and strategies as the Portfolio it would sub-advise, as compared to an appropriate benchmark. The Board generally considered long-term performance to be more important than short-term performance. The Board also considered each Adviser’s expertise, resources, proposed methodology, and personnel for advising the Portfolio. With respect to the Replacement Portfolios, the Board also noted that it had reviewed the performance of each proposed Adviser, except for Diamond Hill, through its oversight of each such Adviser’s management of a respective Removed Portfolio since the Adviser’s appointment to that Removed Portfolio (or

1057

portion thereof). With respect to Diamond Hill, the Board noted that it had reviewed performance information with respect to the Diamond Hill allocated portion of the Multimanager Portfolio which had been provided by the Manager. Based on its review, the Board determined, with respect to each Portfolio, that the performance data and related information supported a decision to approve the Advisory Agreement(s).

Expenses. The Board considered the proposed advisory fee(s) for the relevant Adviser(s) with respect to each Portfolio (or portion thereof) in light of the nature, quality and extent of the overall services to be provided by the Manager and the Adviser(s). In addition, the Board considered the relative levels of the advisory fee(s) to be paid to the relevant Adviser(s) with respect to each Portfolio and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the relevant Adviser(s), and the information prepared by management regarding the level of profits realized by the Manager in connection with its operation of the Portfolio. The Board noted that the each fee schedule for the Replacement Portfolio was the same fee schedule paid to each respective Adviser for its management of the corresponding Removed Portfolio and, with respect to Diamond Hill, the same fee schedule as the Multimanager Portfolio. The Board further noted that the Manager, and not a Portfolio, would pay the relevant Adviser(s) and that the proposed advisory fees were negotiated between the relevant Adviser(s) and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by advisers to other clients and that the Manager believes that the fees agreed upon with each proposed Adviser are reasonable in light of the quality of the investment advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio, that the proposed advisory fee(s) for the relevant Adviser(s) is (are) fair and reasonable.

Profitability and Costs. The Board also considered, with respect to each Portfolio, the estimated impact of the proposed advisory fee on the profitability of the Manager. The Board did not, however, consider the costs of the services to be provided and the profits to be realized by a proposed Adviser from its relationship with a Portfolio to be material to its evaluation of an Advisory Agreement, noting instead the arm’s-length nature of the relationship between the Manager and each Adviser with respect to the negotiation of the advisory fee rate on behalf of each Portfolio. In this connection, the Board generally does not regard an Adviser’s profitability as meaningful to an evaluation of an Advisory Agreement with the Adviser because the willingness of the Adviser to serve in such capacity depends primarily upon negotiations with the Manager, the Manager generally is aware of the fees charged by the Adviser to other clients, the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be provided, and the Adviser’s fee is paid by the Manager and not the Portfolio.

Economies of Scale. The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the proposed advisory fee schedule for a Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed advisory fee schedule for each Adviser, other than Wells, includes breakpoints that would reduce the advisory fee as Portfolio assets under the Adviser’s management increase. With respect to the Replacement Portfolios, the Board also noted that the proposed advisory fee schedule for each Adviser, other than Wells, will aggregate the assets managed by the Adviser in the Replacement Portfolio and in one or more other portfolios for which AXA FMG serves as investment manager and the Adviser serves as investment sub-adviser (including, as applicable, the relevant Removed Portfolio(s)). The Board considered these factors, and the relationship they bear to the fee structure charged to a Portfolio by the Manager, and concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out Benefits. The Board also noted that each Adviser may derive ancillary benefits from Portfolio operations. For example, each Adviser, through its position as an Adviser to a Portfolio, may engage in soft dollar transactions. The Board received information regarding each Adviser’s procedures for executing portfolio transactions for the allocated portion of the Portfolio that it would sub-advise and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also considered that AXA IM, which serves as an Adviser to the EQ/High Yield Bond Portfolio, is an affiliate of the Manager and that the Manage, and/or its affiliates, and AXA IM may derive ancillary benefits from the Portfolio’s operation as a result of this affiliation. The Board also recognized that affiliates of the Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios.

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MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (54)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.	91	None

*	Affiliated with the Manager and/or the Distributor.
**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

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Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (74)	Trustee	From March 2000 to present	Retired. 1996, Vice Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	71	From 1994 to 2006, Director of Atlantic Bank of New York.
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	71	From 1997 to 2010, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
William M. Kearns, Jr c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (78)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman, Keefe Managers, Inc. (money management firm); and from 2008 to present, Chairman, Keefe Ventures, LLC.	71	Lead Director from 2008 to present and from 1991 to present, Director, Transistor Devices, Inc. From 1999 to 2010, Advisory Director, Alexander Proudfoot (consulting firm). From 2001 to 2011, Advisory Director, Gridley & Company LLC. From 2002 to 2009, Director, United States Shipping Partners LLC. From 2005 to 2009, Lead Director, and from 1975 to 2009, Director, Selective Insurance Group, Inc.
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (68)	Trustee	From March 1997 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council. From 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	71	None
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (70)	Trustee	From March 1997 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994 President and Chief Executive Officer of the CVS Division of Melville Corporation.	71	From 1997 to 2012, Director, LoJack Corporation.

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Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Lead Independent Trustee	Trustee from May 2000 to present; from October 2011 to present, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	71	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long-Short Credit Income Fund. From October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund.
Kenneth L. Walker c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From January 2012	From May 2002 to present, Partner, The Capital Management Corporation (investment advisory firm).	71	None.
Caroline L. Williams c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From January 2012	From July 2010 to December 2012, Executive Vice President, May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank).	71	From 1997 to 2009, Director, Hearst-Argyle Television.

**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

1061

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (54)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present, Trustee and Chairman and from December 2002 to present, Chief Executive Officer and President.	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (57)	Vice President and Secretary	From July 1999 to Present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (45)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (51)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (45)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President	From July 1999 to Present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Controller	From March 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (39)	Assistant Controller	From March 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable’s FMG; from September 2006 to February 2008, Manager of FMG LLC.

1062

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Assistant Secretary	From September 2006 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate General Counsel of FMG LLC; from May 2008 to present, Lead Director and counsel of AXA Equitable.
Gariel Nahoum 1290 Avenue of the Americas, New York, New York 10104 (30)	Vice President and Assistant Secretary	From December 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2011 to June 2012, Vice President, Secretary and Counsel of FMG LLC; from August 2011 to present, Senior Director and Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP; graduate, Hofstra Law School, magna cum laude, May 2008.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (42)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	Chief Compliance Officer from May 2007, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to Present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From March 2011 to present	From June 2012 to present, Vice President FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (27)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (51)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Lead Manager/Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (49)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Lead Manager/Senior Legal Assistant for AXA Equitable.

*	The officers in the table above (except Ms. Charalambous and Ms. Espaillat) hold similar positions with one other registered investment company in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.
**	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of more than 95% of the Trust’s shares as of March 31, 2011. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

1063

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1064

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not required.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 28, 2013

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 28, 2013